UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2014. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	20,844	$452,548
EQ/BlackRock Basic Value Equity Portfolio‡	27,357	557,032
EQ/Boston Advisors Equity Income Portfolio‡	73,106	503,394
EQ/Core Bond Index Portfolio‡	2,341	23,304
EQ/Emerging Markets Equity PLUS Portfolio‡	13,685	128,080
EQ/GAMCO Mergers and Acquisitions Portfolio‡	17,103	228,533
EQ/GAMCO Small Company Value Portfolio‡	6,991	395,942
EQ/Global Bond PLUS Portfolio‡	118,518	1,122,931
EQ/High Yield Bond Portfolio‡	38,370	397,519
EQ/Intermediate Government Bond Portfolio‡	24,409	250,321
EQ/International Core PLUS Portfolio‡	24,619	255,072
EQ/Invesco Comstock Portfolio‡	16,239	231,007
EQ/MFS International Growth Portfolio‡	66,895	489,642
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,346	27,580
EQ/Natural Resources PLUS Portfolio‡	27,159	284,783
EQ/PIMCO Global Real Return Portfolio‡	48,898	471,255
EQ/PIMCO Ultra Short Bond Portfolio‡	28,981	287,377
EQ/Real Estate PLUS Portfolio‡	24,776	249,453
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,270	407,840
iShares® China Large-Cap ETF	515	18,427
iShares® Gold Trust*	7,720	96,037
iShares® International Developed Property ETF	1,670	60,821
iShares® JP Morgan USD Emerging Markets Bond ETF	2,220	247,352
iShares® MSCI EAFE Small-Cap ETF	2,010	104,922
iShares® MSCI Global Gold Miners ETF	2,750	27,775
iShares® Silver Trust*	1,010	19,230
iShares® U.S. Oil & Gas Exploration & Production ETF	510	43,381
Multimanager Core Bond Portfolio‡	29,660	294,844
PowerShares DB Gold Fund*	2,780	119,543
PowerShares DB Silver Fund*	1,340	43,858
SPDR® S&P Emerging Asia Pacific ETF	420	32,390
SPDR® S&P Emerging Markets SmallCap ETF	825	39,146

Total Investments (98.6%) (Cost $7,680,765)		7,911,339
Other Assets Less Liabilities (1.4%)		108,375

Net Assets (100%)		$8,019,714

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$327,522	$130,563	$8,426	$452,548	$—	$4
EQ/BlackRock Basic Value Equity Portfolio	402,496	147,029	8,746	557,032	—	3
EQ/Boston Advisors Equity Income Portfolio	361,094	140,211	8,053	503,394	—	4
EQ/Core Bond Index Portfolio	18,963	4,283	126	23,304	—	—	#
EQ/Emerging Markets Equity PLUS Portfolio	94,124	35,053	2,015	128,080	—	(1)
EQ/GAMCO Mergers and Acquisitions Portfolio	162,491	69,297	4,333	228,533	—	—	#
EQ/GAMCO Small Company Value Portfolio	288,674	108,086	7,112	395,942	—	—	#
EQ/Global Bond PLUS Portfolio	739,526	393,350	22,256	1,122,931	—	6
EQ/High Yield Bond Portfolio	283,522	111,977	6,734	397,519	—	1
EQ/Intermediate Government Bond Portfolio	189,386	63,288	3,336	250,321	—	—	#
EQ/International Core PLUS Portfolio	189,242	67,428	3,949	255,072	—	—	#
EQ/Invesco Comstock Portfolio	26,571	204,545	5,535	231,007	—	5
EQ/MFS International Growth Portfolio	355,705	143,139	9,129	489,642	—	(2)
EQ/Morgan Stanley Mid Cap Growth Portfolio	20,450	7,627	384	27,580	—	4
EQ/Natural Resources PLUS Portfolio	215,587	67,691	4,283	284,783	—	2
EQ/PIMCO Global Real Return Portfolio	334,341	135,917	8,586	471,255	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	210,810	82,124	6,021	287,377	—	1
EQ/Real Estate PLUS Portfolio	174,886	69,297	4,336	249,453	—	(3)
EQ/T. Rowe Price Growth Stock Portfolio	481,908	146,779	212,572	407,840	—	5,184
Multimanager Core Bond Portfolio	232,013	63,950	2,648	294,844	1,722	—	#

	$5,109,311	$2,191,634	$328,580	$7,058,457	$1,722	$5,208

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$852,882	$—	$—	$852,882
Investment Companies	—	7,058,457	—	7,058,457

Total Assets	$852,882	$7,058,457	$—	$7,911,339

Total Liabilities	$—	$—	$—	$—

Total	$852,882	$7,058,457	$—	$7,911,339

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,448,708
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$333,788

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283,529
Aggregate gross unrealized depreciation	(57,028)

Net unrealized appreciation	$226,501

Federal income tax cost of investments	$7,684,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	861,388	$18,701,426
EQ/BlackRock Basic Value Equity Portfolio‡	1,328,119	27,042,380
EQ/Boston Advisors Equity Income Portfolio‡	2,913,747	20,063,370
EQ/Core Bond Index Portfolio‡	85,128	847,595
EQ/Emerging Markets Equity PLUS Portfolio‡	818,948	7,664,860
EQ/GAMCO Mergers and Acquisitions Portfolio‡	898,305	12,003,618
EQ/GAMCO Small Company Value Portfolio‡	347,711	19,691,710
EQ/Global Bond PLUS Portfolio‡	2,578,864	24,434,209
EQ/High Yield Bond Portfolio‡	876,292	9,078,438
EQ/Intermediate Government Bond Portfolio‡	427,216	4,381,231
EQ/International Core PLUS Portfolio‡	1,164,446	12,064,426
EQ/Invesco Comstock Portfolio‡	538,651	7,662,350
EQ/MFS International Growth Portfolio‡	3,139,996	22,983,339
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	83,779	1,716,881
EQ/Natural Resources PLUS Portfolio‡	1,071,801	11,238,554
EQ/PIMCO Global Real Return Portfolio‡	1,256,705	12,111,618
EQ/PIMCO Ultra Short Bond Portfolio‡	814,452	8,076,094
EQ/Real Estate PLUS Portfolio‡	1,315,095	13,240,576
EQ/T. Rowe Price Growth Stock Portfolio*‡	608,872	20,237,925
iShares® China Large-Cap ETF	14,200	508,076
iShares® Gold Trust*	1,069,600	13,305,824
iShares® International Developed Property ETF	87,300	3,179,466
iShares® JP Morgan USD Emerging Markets Bond ETF	48,560	5,410,555
iShares® MSCI EAFE Small-Cap ETF	107,600	5,616,720
iShares® MSCI Global Gold Miners ETF	19,500	196,950
iShares® Silver Trust*	95,350	1,815,464
iShares® U.S. Oil & Gas Exploration & Production ETF	53,120	4,518,387
Multimanager Core Bond Portfolio‡	650,951	6,471,019
PowerShares DB Silver Fund*	8,600	281,478
SPDR® S&P Emerging Asia Pacific ETF	4,100	316,192
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,513,655

Total Investments (100.0%) (Cost $258,932,403)		296,374,386
Other Assets Less Liabilities (0.0%)		108,745

Net Assets (100%)		$296,483,131

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$18,835,517	$68,420	$357,513	$18,701,426	$—	$10,990
EQ/BlackRock Basic Value Equity Portfolio	26,657,872	74,051	406,926	27,042,380	—	1,789
EQ/Boston Advisors Equity Income Portfolio	20,069,896	71,303	396,334	20,063,370	—	509
EQ/Core Bond Index Portfolio	846,071	994	7,096	847,595	—	1
EQ/Emerging Markets Equity PLUS Portfolio	7,844,689	26,421	146,168	7,664,860	—	(3,980)
EQ/GAMCO Mergers and Acquisitions Portfolio	12,109,055	39,086	212,184	12,003,618	—	1,076
EQ/GAMCO Small Company Value Portfolio	19,709,372	61,084	317,109	19,691,710	—	2,882
EQ/Global Bond PLUS Portfolio	24,478,392	89,688	462,285	24,434,209	—	(18)
EQ/High Yield Bond Portfolio	8,985,160	31,653	169,371	9,078,438	—	2,429
EQ/Intermediate Government Bond Portfolio	5,681,378	16,854	1,339,004	4,381,231	—	8,109
EQ/International Core PLUS Portfolio	12,199,785	42,116	243,951	12,064,426	—	(12,928)
EQ/Invesco Comstock Portfolio	2,125,631	5,535,716	153,314	7,662,350	—	1,011
EQ/MFS International Growth Portfolio	23,533,229	83,004	444,472	22,983,339	—	1,060
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,737,060	3,858	22,669	1,716,881	—	1,007
EQ/Natural Resources PLUS Portfolio	11,203,964	34,137	186,605	11,238,554	—	2,935
EQ/PIMCO Global Real Return Portfolio	11,993,429	41,833	225,700	12,111,618	—	(568)
EQ/PIMCO Ultra Short Bond Portfolio	8,168,521	27,230	136,357	8,076,094	—	(16)
EQ/Real Estate PLUS Portfolio	12,835,918	40,460	219,751	13,240,576	—	(555)
EQ/T. Rowe Price Growth Stock Portfolio	23,691,854	79,019	2,586,563	20,237,925	—	857,632
Multimanager Core Bond Portfolio	7,693,794	53,946	1,351,230	6,471,019	40,170	(18,353)

	$260,400,587	$6,420,873	$9,384,602	$259,711,619	$40,170	$855,012

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$36,662,767	$—	$—	$36,662,767
Investment Companies	—	259,711,619	—	259,711,619

Total Assets	$36,662,767	$259,711,619	$—	$296,374,386

Total Liabilities	$—	$—	$—	$—

Total	$36,662,767	$259,711,619	$—	$296,374,386

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,739,433
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,680,376

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,082,871
Aggregate gross unrealized depreciation	(6,700,150)

Net unrealized appreciation	$37,382,721

Federal income tax cost of investments	$258,991,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	40,424	$877,633
EQ/BlackRock Basic Value Equity Portfolio‡	43,462	884,939
EQ/Boston Advisors Equity Income Portfolio‡	117,297	807,680
EQ/Emerging Markets Equity PLUS Portfolio‡	31,425	294,120
EQ/GAMCO Mergers and Acquisitions Portfolio‡	36,417	486,619
EQ/GAMCO Small Company Value Portfolio‡	11,276	638,589
EQ/Global Bond PLUS Portfolio‡	24,572	232,816
EQ/High Yield Bond Portfolio‡	13,786	142,824
EQ/Intermediate Government Bond Portfolio‡	7,289	74,751
EQ/International Core PLUS Portfolio‡	45,839	474,923
EQ/Invesco Comstock Portfolio‡	34,446	490,001
EQ/MFS International Growth Portfolio‡	120,112	879,166
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	5,036	103,197
EQ/Natural Resources PLUS Portfolio‡	49,948	523,740
EQ/PIMCO Global Real Return Portfolio‡	18,392	177,259
EQ/PIMCO Ultra Short Bond Portfolio‡	10,293	102,061
EQ/Real Estate PLUS Portfolio‡	50,520	508,646
EQ/T. Rowe Price Growth Stock Portfolio*‡	25,748	855,825
iShares® China Large-Cap ETF	1,535	54,922
iShares® Gold Trust*	8,240	102,506
iShares® International Developed Property ETF	3,600	131,112
iShares® JP Morgan USD Emerging Markets Bond ETF	810	90,250
iShares® MSCI EAFE Small-Cap ETF	3,720	194,184
iShares® MSCI Global Gold Miners ETF	8,300	83,830
iShares® Silver Trust*	920	17,517
iShares® U.S. Oil & Gas Exploration & Production ETF	1,470	125,038
Multimanager Core Bond Portfolio‡	4,750	47,215
PowerShares DB Gold Fund*	9,980	429,150
PowerShares DB Silver Fund*	2,520	82,480
SPDR® S&P Emerging Asia Pacific ETF	490	37,789
SPDR® S&P Emerging Markets SmallCap ETF	1,445	68,565

Total Investments (98.2%) (Cost $9,673,753)		10,019,347
Other Assets Less Liabilities (1.8%)		186,546

Net Assets (100%)		$10,205,893

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$491,250	$399,250	$18,442	$877,633	$—	$(10)
EQ/BlackRock Basic Value Equity Portfolio	480,017	398,999	17,654	884,939	—	11
EQ/Boston Advisors Equity Income Portfolio	445,629	362,234	15,467	807,680	—	(2)
EQ/Emerging Markets Equity PLUS Portfolio	150,574	146,433	6,885	294,120	—	1
EQ/GAMCO Mergers and Acquisitions Portfolio	268,244	226,033	9,805	486,619	—	1
EQ/GAMCO Small Company Value Portfolio	333,948	309,669	15,059	638,589	—	(8)
EQ/Global Bond PLUS Portfolio	86,281	150,063	5,375	232,816	—	(1)
EQ/High Yield Bond Portfolio	76,543	66,458	2,817	142,824	—	—	#
EQ/Intermediate Government Bond Portfolio	33,519	43,336	2,252	74,751	—	—	#
EQ/International Core PLUS Portfolio	273,008	206,070	8,882	474,923	—	2
EQ/Invesco Comstock Portfolio	53,141	439,271	13,908	490,001	—	8
EQ/MFS International Growth Portfolio	467,789	429,319	20,178	879,166	—	19
EQ/Morgan Stanley Mid Cap Growth Portfolio	69,411	35,075	1,040	103,197	—	1
EQ/Natural Resources PLUS Portfolio	310,101	212,892	9,697	523,740	—	5
EQ/PIMCO Global Real Return Portfolio	98,142	79,850	3,687	177,259	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	76,328	26,533	973	102,061	—	—	#
EQ/Real Estate PLUS Portfolio	262,820	239,550	11,064	508,646	—	(5)
EQ/T. Rowe Price Growth Stock Portfolio	688,518	469,806	291,805	855,825	—	2,946
Multimanager Core Bond Portfolio	21,604	26,851	1,357	47,215	192	—	#

	$4,686,867	$4,267,692	$456,347	$8,602,004	$192	$2,968

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,417,343	$—	$—	$1,417,343
Investment Companies	—	8,602,004	—	8,602,004

Total Assets	$1,417,343	$8,602,004	$—	$10,019,347

Total Liabilities	$—	$—	$—	$—

Total	$1,417,343	$8,602,004	$—	$10,019,347

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long term investments other than U.S. government debt securities	$4,936,594
Net Proceeds of Sales and Redemptions:
Long term investments other than U.S. government debt securities	$459,315

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$383,039
Aggregate gross unrealized depreciation	(38,268)

Net unrealized appreciation	$344,771

Federal income tax cost of investments	$9,674,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,996	$282,153
EQ/BlackRock Basic Value Equity Portfolio‡	11,170	227,436
EQ/Boston Advisors Equity Income Portfolio‡	31,476	216,739
EQ/Emerging Markets Equity PLUS Portfolio‡	8,443	79,024
EQ/GAMCO Mergers and Acquisitions Portfolio‡	15,556	207,862
EQ/GAMCO Small Company Value Portfolio‡	3,848	217,916
EQ/Global Bond PLUS Portfolio‡	7,763	73,555
EQ/High Yield Bond Portfolio‡	3,263	33,809
EQ/Intermediate Government Bond Portfolio‡	1,599	16,395
EQ/International Core PLUS Portfolio‡	15,985	165,616
EQ/Invesco Comstock Portfolio‡	11,770	167,433
EQ/MFS International Growth Portfolio‡	28,818	210,936
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,701	34,865
EQ/Natural Resources PLUS Portfolio‡	47,989	503,193
EQ/PIMCO Global Real Return Portfolio‡	3,372	32,495
EQ/PIMCO Ultra Short Bond Portfolio‡	824	8,173
EQ/Real Estate PLUS Portfolio‡	68,207	686,717
EQ/T. Rowe Price Growth Stock Portfolio*‡	5,804	192,917
iShares® China Large-Cap ETF	270	9,661
iShares® International Developed Property ETF	4,240	154,421
iShares® JP Morgan USD Emerging Markets Bond ETF	170	18,941
iShares® MSCI EAFE Small-Cap ETF	1,180	61,596
iShares® U.S. Oil & Gas Exploration & Production ETF	1,430	121,636
PowerShares DB Gold Fund*	7,010	301,437
PowerShares DB Silver Fund*	2,100	68,733
SPDR® S&P Emerging Asia Pacific ETF	120	9,254
SPDR® S&P Emerging Markets SmallCap ETF	400	18,980

Total Investments (99.5%) (Cost $4,165,700)		4,121,893
Other Assets Less Liabilities (0.5%)		19,480

Net Assets (100%)		$4,141,373

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$272,816	$7,763	$836	$282,153	$—	$(4)
EQ/BlackRock Basic Value Equity Portfolio	225,881	6,567	10,745	227,436	—	(35)
EQ/Boston Advisors Equity Income Portfolio	218,048	6,210	10,821	216,739	—	(152)
EQ/Emerging Markets Equity PLUS Portfolio	77,388	2,388	261	79,024	—	(4)
EQ/GAMCO Mergers and Acquisitions Portfolio	201,365	5,971	640	207,862	—	3
EQ/GAMCO Small Company Value Portfolio	209,810	5,971	650	217,916	—	(8)
EQ/Global Bond PLUS Portfolio	70,665	2,149	231	73,555	—	1
EQ/High Yield Bond Portfolio	32,102	955	103	33,809	—	— #
EQ/Intermediate Government Bond Portfolio	15,785	596	68	16,395	—	—
EQ/International Core PLUS Portfolio	160,525	4,777	517	165,616	—	(3)
EQ/Invesco Comstock Portfolio	160,492	4,538	493	167,433	—	(5)
EQ/MFS International Growth Portfolio	206,910	6,209	680	210,936	—	(11)
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,140	837	85	34,865	—	1
EQ/Natural Resources PLUS Portfolio	481,653	14,330	1,555	503,193	—	(12)
EQ/PIMCO Global Real Return Portfolio	30,850	955	103	32,495	—	— #
EQ/PIMCO Ultra Short Bond Portfolio	7,943	239	25	8,173	—	— #
EQ/Real Estate PLUS Portfolio	599,887	59,107	2,046	686,717	—	11
EQ/T. Rowe Price Growth Stock Portfolio	210,082	5,971	20,016	192,917	—	626

	$3,216,342	$135,533	$49,875	$3,357,234	$—	$408

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$764,659	$—	$—	$764,659
Investment Companies	—	3,357,234	—	3,357,234

Total Assets	$764,659	$3,357,234	$—	$4,121,893

Total Liabilities	$—	$—	$—	$—

Total	$764,659	$3,357,234	$—	$4,121,893

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$143,179
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,283

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,698
Aggregate gross unrealized depreciation	(92,069)

Net unrealized depreciation	$(44,371)

Federal income tax cost of investments	$4,166,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,331	$115,735
EQ/BlackRock Basic Value Equity Portfolio‡	4,918	100,134
EQ/Boston Advisors Equity Income Portfolio‡	13,197	90,871
EQ/Emerging Markets Equity PLUS Portfolio‡	2,450	22,935
EQ/GAMCO Mergers and Acquisitions Portfolio‡	31,285	418,048
EQ/GAMCO Small Company Value Portfolio‡	1,934	109,547
EQ/Global Bond PLUS Portfolio‡	7,507	71,126
EQ/High Yield Bond Portfolio‡	3,155	32,690
EQ/Intermediate Government Bond Portfolio‡	1,536	15,756
EQ/International Core PLUS Portfolio‡	6,183	64,057
EQ/Invesco Comstock Portfolio‡	5,391	76,685
EQ/MFS International Growth Portfolio‡	13,934	101,994
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	824	16,892
EQ/Natural Resources PLUS Portfolio‡	88,162	924,435
EQ/PIMCO Global Real Return Portfolio‡	3,260	31,419
EQ/PIMCO Ultra Short Bond Portfolio‡	797	7,904
EQ/Real Estate PLUS Portfolio‡	91,361	919,835
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,919	97,016
iShares® China Large-Cap ETF	160	5,725
iShares® International Developed Property ETF	6,410	233,452
iShares® JP Morgan USD Emerging Markets Bond ETF	170	18,941
iShares® MSCI EAFE Small-Cap ETF	390	20,358
iShares® U.S. Oil & Gas Exploration & Production ETF	1,900	161,614
PowerShares DB Gold Fund*	7,550	324,658
PowerShares DB Silver Fund*	2,730	89,353
SPDR® S&P Emerging Asia Pacific ETF	120	9,254
SPDR® S&P Emerging Markets SmallCap ETF	200	9,490

Total Investments (99.6%) (Cost $4,155,364)		4,089,924
Other Assets Less Liabilities (0.4%)		17,241

Net Assets (100%)		$4,107,165

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$111,690	$3,751	$640	$115,735	$—	$(1)
EQ/BlackRock Basic Value Equity Portfolio	104,954	3,483	10,625	100,134	—	(32)
EQ/Boston Advisors Equity Income Portfolio	97,116	3,215	10,696	90,871	—	(148)
EQ/Emerging Markets Equity PLUS Portfolio	22,403	804	138	22,935	—	(1)
EQ/GAMCO Mergers and Acquisitions Portfolio	404,181	13,934	2,374	418,048	—	— #
EQ/GAMCO Small Company Value Portfolio	105,284	3,483	598	109,547	—	(5)
EQ/Global Bond PLUS Portfolio	68,191	2,412	410	71,126	—	1
EQ/High Yield Bond Portfolio	30,979	1,072	182	32,690	—	— #
EQ/Intermediate Government Bond Portfolio	15,233	536	91	15,756	—	— #
EQ/International Core PLUS Portfolio	61,960	2,144	367	64,057	—	(1)
EQ/Invesco Comstock Portfolio	73,363	2,412	412	76,685	—	(1)
EQ/MFS International Growth Portfolio	99,830	3,483	596	101,994	—	(3)
EQ/Morgan Stanley Mid Cap Growth Portfolio	16,473	536	91	16,892	—	— #
EQ/Natural Resources PLUS Portfolio	883,098	30,547	5,215	924,435	—	(11)
EQ/PIMCO Global Real Return Portfolio	29,769	1,072	182	31,419	—	1
EQ/PIMCO Ultra Short Bond Portfolio	7,665	268	46	7,904	—	— #
EQ/Real Estate PLUS Portfolio	824,864	60,546	5,199	919,835	—	5
EQ/T. Rowe Price Growth Stock Portfolio	105,423	3,483	10,288	97,016	—	305

	$3,062,476	$137,181	$48,150	$3,217,079	$—	$109

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$872,845	$—	$—	$872,845
Investment Companies	—	3,217,079	—	3,217,079

Total Assets	$872,845	$3,217,079	$—	$4,089,924

Total Liabilities	$—	$—	$—	$—

Total	$872,845	$3,217,079	$—	$4,089,924

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,679
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,259

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,260
Aggregate gross unrealized depreciation	(99,386)

Net unrealized depreciation	$(66,126)

Federal income tax cost of investments	$4,156,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	5,666	$109,383
AXA Tactical Manager 400 Portfolio‡	1,233	25,451
AXA Tactical Manager 500 Portfolio‡	19,548	354,420
AXA Tactical Manager International Portfolio*‡	6,881	93,179
EQ/AllianceBernstein Short Duration Government Bond Portfolio‡	1,513	15,043
EQ/Core Bond Index Portfolio‡	2,014	20,050
EQ/Intermediate Government Bond Portfolio‡	476,695	4,888,663

Total Investments (100.1%) (Cost $5,483,429)		5,506,189
Other Assets Less Liabilities (-0.1%)		(6,616)

Net Assets (100%)		$5,499,573

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$107,833	$4,781	$4,355	$109,383	$—	$34
AXA Tactical Manager 400 Portfolio	27,192	1,366	3,660	25,451	—	165
AXA Tactical Manager 500 Portfolio	350,175	17,074	18,576	354,420	—	243
AXA Tactical Manager International Portfolio	93,613	4,098	4,902	93,179	—	75
EQ/AllianceBernstein Short Duration Government Bond Portfolio	—	15,040	—	15,043	—	—
EQ/AllianceBernstein Short-Term Bond Portfolio	15,028	—	15,111	—	—	(71)
EQ/Core Bond Index Portfolio	19,870	—	—	20,050	—	—
EQ/Intermediate Government Bond Portfolio	4,751,684	261,366	148,559	4,888,663	—	26

	$5,365,395	$303,725	$195,163	$5,506,189	$—	$472

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,506,189	$—	$5,506,189

Total Assets	$—	$5,506,189	$—	$5,506,189

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,506,189	$—	$5,506,189

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$303,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities
$195,635

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,302
Aggregate gross unrealized depreciation	(53,944)

Net unrealized appreciation	$21,358

Federal income tax cost of investments	$5,484,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,356,993	$26,197,034
AXA Tactical Manager 400 Portfolio‡	211,051	4,357,773
AXA Tactical Manager 500 Portfolio‡	4,572,354	82,899,488
AXA Tactical Manager International Portfolio*‡	1,576,810	21,353,739
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	9,157,064	91,031,222
EQ/Core Bond Index Portfolio‡	19,879,448	197,933,504
EQ/Intermediate Government Bond Portfolio‡	22,514,100	230,889,228

Total Investments (100.0%) (Cost $625,997,773)		654,661,988
Other Assets Less Liabilities (0.0%)		(40,165)

Net Assets (100%)		$654,621,823

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$26,037,070	$1,205,244	$1,302,940	$26,197,034	$—	$17,130
AXA Tactical Manager 400 Portfolio	4,818,946	241,049	714,992	4,357,773	—	109,022
AXA Tactical Manager 500 Portfolio	82,136,369	4,017,479	4,621,956	82,899,488	—	44,942
AXA Tactical Manager International Portfolio	20,781,731	964,195	493,227	21,353,739	—	2,829
EQ/AllianceBernstein Short Duration Government Bond Portfolio	4,463,979	88,782,990	2,232,287	91,031,222	—	(37)
EQ/AllianceBernstein Short-Term Bond Portfolio	82,375,685	—	85,597,377	—	—	(3,153,264)
EQ/Core Bond Index Portfolio	190,454,748	10,802,649	5,043,230	197,933,504	—	1
EQ/Intermediate Government Bond Portfolio	223,133,971	12,570,340	5,952,209	230,889,228	—	458

	$634,202,499	$118,583,946	$105,958,218	$654,661,988	$—	$(2,978,919)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$654,661,988	$—	$654,661,988

Total Assets	$—	$654,661,988	$—	$654,661,988

Total Liabilities	$—	$—	$—	$—

Total	$—	$654,661,988	$—	$654,661,988

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$118,583,946
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$102,979,299

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,386,525
Aggregate gross unrealized depreciation	(2,809,077)

Net unrealized appreciation	$28,577,448

Federal income tax cost of investments	$626,084,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	4,950,142	$95,563,533
AXA Tactical Manager 400 Portfolio‡	442,968	9,146,370
AXA Tactical Manager 500 Portfolio‡	15,592,800	282,706,692
AXA Tactical Manager International Portfolio*‡	5,200,372	70,425,359
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	11,876,807	118,068,447
EQ/Core Bond Index Portfolio‡	25,676,071	255,648,688
EQ/Intermediate Government Bond Portfolio‡	28,249,437	289,706,921

Total Investments (100.0%) (Cost $1,027,269,595)		1,121,266,010
Other Assets Less Liabilities (0.0%)		(275,705)

Net Assets (100%)		$1,120,990,305

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$91,016,183	$6,046,812	$2,427,435	$95,563,533	$—	$26,179
AXA Tactical Manager 400 Portfolio	9,563,114	393,137	958,182	9,146,370	—	100,349
AXA Tactical Manager 500 Portfolio	276,789,169	11,426,711	10,129,228	282,706,692	—	(1,323)
AXA Tactical Manager International Portfolio	68,632,389	2,957,107	1,461,781	70,425,359	—	4,037
EQ/AllianceBernstein Short Duration Government Bond Portfolio	11,595,006	107,055,898	599,958	118,068,447	—	(16)
EQ/AllianceBernstein Short-Term Bond Portfolio	102,941,424	—	106,557,610	—	—	(3,531,367)
EQ/Core Bond Index Portfolio	240,318,275	14,493,868	1,331,601	255,648,688	—	(23)
EQ/Intermediate Government Bond Portfolio	277,140,818	12,716,416	1,565,697	289,706,921	—	5

	$1,077,996,378	$155,089,949	$125,031,492	$1,121,266,010	$—	$(3,402,159)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,121,266,010	$—	$1,121,266,010

Total Assets	$—	$1,121,266,010	$—	$1,121,266,010

Total Liabilities	$—	$—	$—	$–

Total	$—	$1,121,266,010	$—	$1,121,266,010

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$155,089,949
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$121,629,333

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,968,056
Aggregate gross unrealized depreciation	(3,090,463)

Net unrealized appreciation	$93,877,593

Federal income tax cost of investments	$1,027,388,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	13,117,063	$253,227,673
AXA Tactical Manager 400 Portfolio‡	1,253,377	25,879,663
AXA Tactical Manager 500 Portfolio‡	42,388,486	768,528,337
AXA Tactical Manager International Portfolio*‡	14,164,416	191,819,746
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	21,489,610	213,630,220
EQ/Core Bond Index Portfolio‡	46,114,504	459,147,832
EQ/Intermediate Government Bond Portfolio‡	50,743,470	520,390,359

Total Investments (100.0%) (Cost $2,194,094,267)		2,432,623,830
Other Assets Less Liabilities (0.0%)		604,246

Net Assets (100%)		$2,433,228,076

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$238,022,539	$19,496,979	$6,693,699	$253,227,673	$—	$70,538
AXA Tactical Manager 400 Portfolio	25,802,713	1,473,972	2,036,563	25,879,663	—	61,416
AXA Tactical Manager 500 Portfolio	736,502,987	37,144,085	17,578,791	768,528,337	—	(9,720)
AXA Tactical Manager International Portfolio	183,946,119	12,433,418	5,423,924	191,819,746	—	3,141
EQ/AllianceBernstein Short Duration Government Bond Portfolio	25,262,676	189,005,372	666,288	213,630,220	—	(31)
EQ/AllianceBernstein Short-Term Bond Portfolio	178,835,334	—	184,785,357	—	—	(5,802,992)
EQ/Core Bond Index Portfolio	423,697,891	33,109,574	1,469,676	459,147,832	—	9
EQ/Intermediate Government Bond Portfolio	487,529,802	32,136,694	1,744,022	520,390,359	—	5

	$2,299,600,061	$324,800,094	$220,398,320	$2,432,623,830	$—	$(5,677,634)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,432,623,830	$—	$2,432,623,830

Total Assets	$—	$2,432,623,830	$—	$2,432,623,830

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,432,623,830	$—	$2,432,623,830

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$324,800,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$214,720,686

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,857,989
Aggregate gross unrealized depreciation	(5,547,376)

Net unrealized appreciation	$238,310,613

Federal income tax cost of investments	$2,194,313,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	33,513,028	$646,976,086
AXA Tactical Manager 400 Portfolio‡	3,264,585	67,406,958
AXA Tactical Manager 500 Portfolio‡	109,008,213	1,976,383,439
AXA Tactical Manager International Portfolio*‡	36,533,905	494,755,608
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	37,383,807	371,635,909
EQ/Core Bond Index Portfolio‡	79,216,584	788,735,000
EQ/Intermediate Government Bond Portfolio‡	85,578,695	877,636,625

Total Investments (100.0%) (Cost $4,579,966,153)		5,223,529,625
Other Assets Less Liabilities (0.0%)		(2,579,809)

Net Assets (100%)		$5,220,949,816

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$615,188,996	$38,121,437	$12,465,021	$646,976,086	$—	$145,864
AXA Tactical Manager 400 Portfolio	67,698,617	2,951,673	4,961,113	67,406,958	—	116,872
AXA Tactical Manager 500 Portfolio	1,899,016,600	79,283,765	33,865,572	1,976,383,439	—	(2,941)
AXA Tactical Manager International Portfolio	477,637,880	23,693,928	8,689,993	494,755,608	—	3,914
EQ/AllianceBernstein Short Duration Government Bond Portfolio	54,963,417	316,979,724	350,935	371,635,909	—	(1)
EQ/AllianceBernstein Short-Term Bond Portfolio	306,446,102	—	318,009,947	—	—	(11,312,750)
EQ/Core Bond Index Portfolio	728,529,010	54,416,728	779,861	788,735,000	—	(8)
EQ/Intermediate Government Bond Portfolio	829,205,911	45,128,127	922,810	877,636,625	—	17

	$4,978,686,533	$560,575,382	$380,045,252	$5,223,529,625	$—	$(11,049,033)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,223,529,625	$—	$5,223,529,625

Total Assets	$—	$5,223,529,625	$—	$5,223,529,625

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,223,529,625	$—	$5,223,529,625

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$560,575,382
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$368,996,219

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$649,310,195
Aggregate gross unrealized depreciation	(6,171,516)

Net unrealized appreciation	$643,138,679

Federal income tax cost of investments	$4,580,390,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	18,716,353	$361,323,152
AXA Tactical Manager 400 Portfolio‡	2,035,215	42,023,005
AXA Tactical Manager 500 Portfolio‡	61,341,188	1,112,152,054
AXA Tactical Manager International Portfolio*‡	20,540,365	278,165,192
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	13,501,405	134,218,724
EQ/Core Bond Index Portfolio‡	28,251,205	281,288,500
EQ/Intermediate Government Bond Portfolio‡	30,521,242	313,005,003

Total Investments (99.9%) (Cost $2,221,909,772)		2,522,175,630
Other Assets Less Liabilities (0.1%)		1,353,300

Net Assets (100%)		$2,523,528,930

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$329,604,898	$32,172,038	$4,011,138	$361,323,152	$—	$(11,138)
AXA Tactical Manager 400 Portfolio	40,796,540	3,585,532	3,466,234	42,023,005	—	33,766
AXA Tactical Manager 500 Portfolio	1,012,151,695	91,650,522	9,995,785	1,112,152,054	—	4,215
AXA Tactical Manager International Portfolio	252,804,993	24,037,630	—	278,165,192	—	—
EQ/AllianceBernstein Short Duration Government Bond Portfolio	20,733,236	113,471,296	—	134,218,724	—	—
EQ/AllianceBernstein Short-Term Bond Portfolio	102,642,625	—	105,733,866	—	—	(3,006,948)
EQ/Core Bond Index Portfolio	248,381,589	30,649,849	—	281,288,500	—	—
EQ/Intermediate Government Bond Portfolio	282,022,039	29,547,600	—	313,005,003	—	—

	$2,289,137,615	$325,114,467	$123,207,023	$2,522,175,630	$—	$(2,980,105)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,522,175,630	$—	$2,522,175,630

Total Assets	$—	$2,522,175,630	$—	$2,522,175,630

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,522,175,630	$—	$2,522,175,630

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$325,114,467
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$120,226,918

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,136,566
Aggregate gross unrealized depreciation	(2,025,322)

Net unrealized appreciation	$300,111,244

Federal income tax cost of investments	$2,222,064,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	7,787,780	$150,344,731
AXA Tactical Manager 400 Portfolio‡	670,554	13,845,569
AXA Tactical Manager 500 Portfolio‡	26,007,675	471,534,539
AXA Tactical Manager International Portfolio*‡	8,502,048	115,137,872
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	3,409,946	33,898,593
EQ/Core Bond Index Portfolio‡	6,712,571	66,834,992
EQ/Intermediate Government Bond Portfolio‡	7,283,688	74,696,529

Total Investments (99.5%) (Cost $877,069,236)		926,292,825
Other Assets Less Liabilities (0.5%)		4,683,220

Net Assets (100%)		$930,976,045

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$121,862,014	$28,557,578	$1,500,087	$150,344,731	$—	$(87)
AXA Tactical Manager 400 Portfolio	9,948,188	3,531,121	—	13,845,569	—	—
AXA Tactical Manager 500 Portfolio	376,148,267	89,160,805	1,699,949	471,534,539	—	51
AXA Tactical Manager International Portfolio	92,387,153	22,069,506	—	115,137,872	—	—
EQ/AllianceBernstein Short Duration Government Bond Portfolio	5,541,391	28,354,308	—	33,898,593	—	—
EQ/AllianceBernstein Short-Term Bond Portfolio	21,848,191	—	22,018,370	—	—	(152,134)
EQ/Core Bond Index Portfolio	52,263,584	14,091,704	—	66,834,992	—	—
EQ/Intermediate Government Bond Portfolio	58,548,509	15,857,264	—	74,696,529	—	—

	$738,547,297	$201,622,286	$25,218,406	$926,292,825	$—	$(152,170)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$926,292,825	$—	$926,292,825

Total Assets	$—	$926,292,825	$—	$926,292,825

Total Liabilities	$—	$—	$—	$—

Total	$—	$926,292,825	$—	$926,292,825

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$201,622,286
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,066,236

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,342,096
Aggregate gross unrealized depreciation	(1,125,302)

Net unrealized appreciation	$49,216,794

Federal income tax cost of investments	$877,076,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	46,980,923	$483,448,563
EQ/Mutual Large Cap Equity Portfolio‡	39,720,438	488,635,641
EQ/Templeton Global Equity Portfolio‡	41,071,292	483,963,372

Total Investments (99.9%) (Cost $1,131,999,309)		1,456,047,576
Other Assets Less Liabilities (0.1%)		839,474

Net Assets (100%)		$1,456,887,050

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Franklin Core Balanced Portfolio	$493,875,223	$203,896	$25,296,570	$483,448,563	$—	$(2,048)
EQ/Mutual Large Cap Equity Portfolio	504,616,921	203,896	23,861,409	488,635,641	—	1,433,113
EQ/Templeton Global Equity Portfolio	498,483,163	203,902	25,271,654	483,963,372	—	23,626

	$1,496,975,307	$611,694	$74,429,633	$1,456,047,576	$—	$1,454,691

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,456,047,576	$—	$1,456,047,576

Total Assets	$—	$1,456,047,576	$—	$1,456,047,576

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,456,047,576	$—	$1,456,047,576

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$611,694
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,884,324

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,714,665
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$324,714,665

Federal income tax cost of investments	$1,131,332,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	13,640	$1,214,778
iShares® Global Clean Energy ETF	2,540	28,448
iShares® Global Energy ETF	6,340	277,502
iShares® North American Natural Resources ETF	6,490	287,572
iShares® U.S. Energy ETF	18,900	963,522
iShares® U.S. Oil & Gas Exploration & Production ETF	3,790	295,785
iShares® U.S. Oil Equipment & Services ETF	2,250	153,810
PowerShares Cleantech Portfolio	890	29,067
PowerShares DWA Energy Momentum Portfolio	2,520	145,908
PowerShares Dynamic Energy Exploration & Production Portfolio	20,140	708,727
PowerShares Dynamic Oil & Gas Services Portfolio	5,210	140,566
Powershares Global Clean Energy Portfolio	2,250	30,397
PowerShares S&P SmallCap Energy Portfolio	9,310	478,069
Powershares WilderHill Clean Energy Portfolio	4,140	29,311
PowerShares WilderHill Progressive Energy Portfolio	880	28,917
SPDR® S&P International Energy Sector ETF	1,100	29,239
SPDR® S&P Oil & Gas Equipment & Services ETF	3,350	153,698
Vanguard Energy ETF	7,900	1,014,597

Total Investments (99.6%) (Cost $5,789,273)		6,009,913
Other Assets Less Liabilities (0.4%)		23,996

Net Assets (100%)		$6,033,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,009,913	$—	$—	$6,009,913

Total Assets	$6,009,913	$—	$—	$6,009,913

Total Liabilities	$—	$—	$—	$—

Total	$6,009,913	$—	$—	$6,009,913

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$511,947
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$—

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,542
Aggregate gross unrealized depreciation	(39)

Net unrealized appreciation	$220,503

Federal income tax cost of investments	$5,789,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Europe ETF	430,834	$20,800,665
iShares® MSCI EAFE ETF	313,841	21,080,700
iShares® MSCI EAFE Growth ETF	174,009	12,347,679
iShares® MSCI EAFE Value ETF	218,510	12,568,695
iShares® MSCI Germany ETF	27,600	865,260
iShares® MSCI Japan ETF	538,232	6,098,169
iShares® MSCI Pacific ex-Japan ETF	102,156	4,912,682
iShares® MSCI Switzerland Capped ETF	22,300	765,782
iShares® MSCI United Kingdom ETF	55,900	1,150,981
Vanguard FTSE Developed Markets ETF	571,400	23,581,678

Total Investments (99.6%) (Cost $68,002,632)		104,172,291
Other Assets Less Liabilities (0.4%)		465,432

Net Assets (100%)		$104,637,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$104,172,291	$—	$—	$104,172,291

Total Assets	$104,172,291	$—	$—	$104,172,291

Total Liabilities	$—	$—	$—	$—

Total	$104,172,291	$—	$—	$104,172,291

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$—
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,360,290

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,169,659
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$36,169,659

Federal income tax cost of investments	$68,002,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	21,060	$1,355,422
iShares® MSCI EAFE Minimum Volatility ETF	10,970	688,477
iShares® MSCI Emerging Markets Minimum Volatility ETF	5,780	330,616
iShares® MSCI USA Minimum Volatility ETF	7,090	255,594
PowerShares S&P 500 High Dividend Portfolio	9,850	290,082
PowerShares S&P 500 Low Volatility Portfolio	8,150	277,345
PowerShares S&P Emerging Markets Low Volatility Portfolio	12,860	343,105
PowerShares S&P International Developed Low Volatility Portfolio	21,920	703,413
PowerShares S&P MidCap Low Volatility Portfolio	15,060	449,390
PowerShares S&P SmallCap Low Volatility Portfolio	7,610	241,770
SPDR® Russell 1000 Low Volatility ETF	3,730	261,921
SPDR® Russell 2000 Low Volatility ETF	3,190	230,509

Total Investments (99.5%) (Cost $5,370,739)		5,427,644
Other Assets Less Liabilities (0.5%)		26,882

Net Assets (100%)		$5,454,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,427,644	$—	$—	$5,427,644

Total Assets	$5,427,644	$—	$—	$5,427,644

Total Liabilities	$—	$—	$—	$—

Total	$5,427,644	$—	$—	$5,427,644

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31,2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$344,354
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$—

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,592
Aggregate gross unrealized depreciation	(38,838)

Net unrealized appreciation	$56,754

Federal income tax cost of investments	$5,370,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.5%)
BorgWarner, Inc.	200	$12,294
Bridgestone Corp.	400	14,165
Delphi Automotive plc	200	13,572
Denso Corp.	300	14,363

		54,394

Automobiles (0.8%)
Bayerische Motoren Werke (BMW) AG	200	25,246
Daimler AG (Registered)	400	37,802
Fuji Heavy Industries Ltd.	400	10,799
Isuzu Motors Ltd.	1,000	5,788
Suzuki Motor Corp.	200	5,210

		84,845

Distributors (0.2%)
Genuine Parts Co.	300	26,055

Hotels, Restaurants & Leisure (2.6%)
Compass Group plc	2,400	36,682
Genting Singapore plc	6,000	6,381
McDonald’s Corp.	800	78,424
Oriental Land Co., Ltd.	100	15,193
Sands China Ltd.	1,600	12,014
SJM Holdings Ltd.	2,000	5,643
Sodexo S.A.	200	20,997
Starbucks Corp.	600	44,028
Tatts Group Ltd.	2,600	6,996
Tim Hortons, Inc.	200	11,061
Whitbread plc	200	13,874
Yum! Brands, Inc.	600	45,234

		296,527

Internet & Catalog Retail (0.1%)
Rakuten, Inc.	800	10,654

Leisure Products (0.2%)
Mattel, Inc.	300	12,033
Shimano, Inc.	100	10,040

		22,073

Media (1.5%)
British Sky Broadcasting Group plc	1,200	18,290
DIRECTV*	300	22,926
Publicis Groupe S.A.	200	18,089
SES S.A. (FDR)	500	18,669
Shaw Communications, Inc., Class B	600	14,328
Time Warner, Inc.	200	13,066
Viacom, Inc., Class B	400	33,996
Walt Disney Co.	200	16,014
WPP plc	800	16,550

		171,928

Multiline Retail (0.8%)
Dollar General Corp.*	300	16,644
Dollar Tree, Inc.*	300	15,654
Macy’s, Inc.	300	17,787
Next plc	200	22,050
Target Corp.	300	18,153

		90,288

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.*	300	20,640
Gap, Inc.	200	8,012
Hennes & Mauritz AB, Class B	1,000	42,617
Home Depot, Inc.	900	71,217
Inditex S.A.	270	40,582
Kingfisher plc	1,000	7,040
L Brands, Inc.	200	11,354
Nitori Holdings Co., Ltd.	100	4,330
O’Reilly Automotive, Inc.*	100	14,839
Ross Stores, Inc.	300	21,465
TJX Cos., Inc.	900	54,585

		296,681

Textiles, Apparel & Luxury Goods (1.6%)
Burberry Group plc	400	9,323
Cie Financiere Richemont S.A. (Registered), Class A	200	19,150
Coach, Inc.	300	14,898
Luxottica Group S.p.A.	300	17,348
LVMH Moet Hennessy Louis Vuitton S.A.	160	29,127
Michael Kors Holdings Ltd.*	100	9,327
NIKE, Inc., Class B	500	36,930
Swatch Group AG	20	12,570
VF Corp.	400	24,752

		173,425

Total Consumer Discretionary		1,226,870

Consumer Staples (17.7%)
Beverages (4.0%)
Anheuser-Busch InBev N.V.	600	63,066
Asahi Group Holdings Ltd.	600	16,832
Brown-Forman Corp., Class B	100	8,969
Coca-Cola Amatil Ltd.	700	7,163
Coca-Cola Co.	2,400	92,784
Diageo plc	1,800	55,866
Heineken N.V	400	27,873
Kirin Holdings Co., Ltd.	1,000	13,901
Molson Coors Brewing Co., Class B	200	11,772
PepsiCo, Inc.	1,100	91,850
Pernod-Ricard S.A.	100	11,651
SABMiller plc	1,000	49,948

		451,675

Food & Staples Retailing (3.2%)
Alimentation Couche Tard, Inc., Class B	100	8,088
Costco Wholesale Corp.	400	44,672
CVS Caremark Corp.	400	29,944
J Sainsbury plc	2,000	10,551
Koninklijke Ahold N.V.	738	14,844
Kroger Co.	500	21,825
Lawson, Inc.	100	7,069
Seven & I Holdings Co., Ltd.	700	26,699
Sysco Corp.	900	32,517
Tesco plc	3,000	14,785
Wal-Mart Stores, Inc.	1,100	84,073
Wesfarmers Ltd.	197	7,529
Whole Foods Market, Inc.	300	15,213
WM Morrison Supermarkets plc	4,000	14,217
Woolworths Ltd.	900	29,826

		361,852

Food Products (4.5%)
Associated British Foods plc	600	27,823
Campbell Soup Co.	200	8,976
ConAgra Foods, Inc.	600	18,618
General Mills, Inc.	800	41,456
Hershey Co.	300	31,320
J.M. Smucker Co.	200	19,448
Kellogg Co.	500	31,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kerry Group plc, Class A	300	$22,898
McCormick & Co., Inc. (Non-Voting)	200	14,348
Mead Johnson Nutrition Co.	300	24,942
Mondelez International, Inc., Class A	1,900	65,645
Nestle S.A. (Registered)	1,200	90,418
Unilever N.V. (CVA)	1,200	49,341
Unilever plc	1,200	51,252

		497,840

Household Products (3.2%)
Church & Dwight Co., Inc.	100	6,907
Clorox Co.	200	17,602
Colgate-Palmolive Co.	1,100	71,357
Henkel AG & Co. KGaA (Preference)	400	43,050
Kimberly-Clark Corp.	500	55,125
Procter & Gamble Co.	1,300	104,780
Reckitt Benckiser Group plc	600	48,899
Unicharm Corp.	200	10,708

		358,428

Personal Products (0.8%)
Beiersdorf AG	100	9,753
Estee Lauder Cos., Inc., Class A	300	20,064
Kao Corp.	600	21,232
L’Oreal S.A.	240	39,594

		90,643

Tobacco (2.0%)
Altria Group, Inc.	700	26,201
British American Tobacco plc	1,000	55,674
Japan Tobacco, Inc.	400	12,542
Lorillard, Inc.	500	27,040
Philip Morris International, Inc.	900	73,683
Reynolds American, Inc.	500	26,710

		221,850

Total Consumer Staples		1,982,288

Energy (5.5%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.*	300	15,687
Halliburton Co.	100	5,889

		21,576

Oil, Gas & Consumable Fuels (5.3%)
Cenovus Energy, Inc.	500	14,459
Chevron Corp.	700	83,237
ConocoPhillips Co.	600	42,210
Eni S.p.A.	2,100	52,737
Exxon Mobil Corp.	1,200	117,216
Imperial Oil Ltd.	400	18,627
Royal Dutch Shell plc, Class A	2,051	74,936
Spectra Energy Corp.	1,000	36,940
Statoil ASA	900	25,420
Total S.A.	1,200	78,816
TransCanada Corp.	1,000	45,455
Woodside Petroleum Ltd.	200	7,240

		597,293

Total Energy		618,869

Financials (12.2%)
Banks (5.1%)
Australia & New Zealand Banking Group Ltd.	700	21,513
Bank of Montreal	600	40,141
Bank of Nova Scotia	1,200	69,503
Bank of Yokohama Ltd.	2,000	9,969
Canadian Imperial Bank of Commerce	500	43,080
Chiba Bank Ltd.	1,000	6,155
Commonwealth Bank of Australia	400	28,794
Hang Seng Bank Ltd.	700	11,167
Joyo Bank Ltd.	2,000	9,957
Mitsubishi UFJ Financial Group, Inc.	2,700	14,811
Mizuho Financial Group, Inc.	4,800	9,471
National Bank of Canada	400	16,029
Oversea-Chinese Banking Corp., Ltd.†	1,000	7,560
Royal Bank of Canada	1,000	65,934
Shizuoka Bank Ltd.	1,000	9,747
Skandinaviska Enskilda Banken AB, Class A	2,000	27,437
Standard Chartered plc	800	16,731
Sumitomo Mitsui Financial Group, Inc.	300	12,788
Sumitomo Mitsui Trust Holdings, Inc.	2,000	9,019
Toronto-Dominion Bank	1,200	56,261
U.S. Bancorp/Minnesota	1,100	47,146
United Overseas Bank Ltd.	1,000	17,249
Wells Fargo & Co.	400	19,896
Westpac Banking Corp.	200	6,414

		576,772

Capital Markets (0.4%)
Franklin Resources, Inc.	300	16,254
T. Rowe Price Group, Inc.	300	24,705

		40,959

Consumer Finance (0.6%)
American Express Co.	500	45,015
Discover Financial Services	400	23,276

		68,291

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	700	87,479
Hong Kong Exchanges and Clearing Ltd.	600	9,102
McGraw Hill Financial, Inc.	200	15,260
Moody’s Corp.	200	15,864
Singapore Exchange Ltd.	1,000	5,515

		133,220

Insurance (3.6%)
Aflac, Inc.	400	25,216
AIA Group Ltd.	5,400	25,656
Allianz SE (Registered)	80	13,520
Allstate Corp.	400	22,632
Aon plc	300	25,284
Chubb Corp.	500	44,650
Insurance Australia Group Ltd.	2,800	14,491
Intact Financial Corp.	200	12,447
Marsh & McLennan Cos., Inc.	700	34,510
Muenchener Rueckversicherungs AG (Registered)	180	39,324
Old Mutual plc	3,000	10,073
Progressive Corp.	800	19,376
Prudential plc	1,200	25,421
Sampo Oyj, Class A	300	15,587
SCOR SE	400	14,016
Swiss Reinsurance AG*	200	18,558
T&D Holdings, Inc.	500	5,934
Tokio Marine Holdings, Inc.	300	8,994
Travelers Cos., Inc.	300	25,530

		401,219

Real Estate Investment Trusts (REITs) (0.9%)
CFS Retail Property Trust Group (REIT)	4,100	7,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dexus Property Group (REIT)	9,200	$9,046
Federation Centres Ltd. (REIT)	2,600	5,692
Public Storage (REIT)	100	16,849
Simon Property Group, Inc. (REIT)	200	32,800
Unibail-Rodamco SE (REIT)	100	26,001

		97,576

Real Estate Management & Development (0.4%)
Brookfield Asset Management, Inc., Class A	500	20,366
Daito Trust Construction Co., Ltd.	100	9,240
Daiwa House Industry Co., Ltd.	1,000	16,930

		46,536

Total Financials		1,364,573

Health Care (15.5%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	200	18,964
Amgen, Inc.	500	61,670
Biogen Idec, Inc.*	100	30,587
Celgene Corp.*	300	41,880
CSL Ltd.	200	12,907
Gilead Sciences, Inc.*	400	28,344

		194,352

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	1,000	38,510
Baxter International, Inc.	500	36,790
Becton, Dickinson and Co.	300	35,124
C.R. Bard, Inc.	100	14,798
Coloplast A/S, Class B	300	24,309
Essilor International S.A.	300	30,314
Medtronic, Inc.	1,000	61,540
Smith & Nephew plc	700	10,606
St. Jude Medical, Inc.	300	19,617
Stryker Corp.	200	16,294
Zimmer Holdings, Inc.	200	18,916

		306,818

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	300	19,677
Cardinal Health, Inc.	300	20,994
Fresenius Medical Care AG & Co. KGaA	200	13,954
Fresenius SE & Co. KGaA	90	14,083
Henry Schein, Inc.*	200	23,874
Laboratory Corp. of America Holdings*	100	9,821
McKesson Corp.	200	35,314
Ramsay Health Care Ltd.	100	4,465
Sonic Healthcare Ltd.	400	6,410
UnitedHealth Group, Inc.	600	49,194

		197,786

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	200	11,184
Thermo Fisher Scientific, Inc.	200	24,048

		35,232

Pharmaceuticals (9.0%)
AbbVie, Inc.	700	35,980
Allergan, Inc.	200	24,820
Astellas Pharma, Inc.	2,000	23,693
AstraZeneca plc	1,000	64,793
Bayer AG (Registered)	500	67,618
Bristol-Myers Squibb Co.	700	36,365
Daiichi Sankyo Co., Ltd.	600	10,093
Eli Lilly and Co.	1,000	58,860
GlaxoSmithKline plc	2,400	63,935
Johnson & Johnson	1,200	117,876
Merck & Co., Inc.	700	39,739
Novartis AG (Registered)	1,000	84,935
Novo Nordisk A/S, Class B	1,500	68,429
Otsuka Holdings Co., Ltd.	500	14,928
Pfizer, Inc.	3,100	99,572
Roche Holding AG	240	72,141
Sanofi S.A.	600	62,700
Shionogi & Co., Ltd.	300	5,550
Shire plc	600	29,524
Teva Pharmaceutical Industries Ltd.	500	26,367

		1,007,918

Total Health Care		1,742,106

Industrials (13.5%)
Aerospace & Defense (2.5%)
Boeing Co.	400	50,196
Honeywell International, Inc.	500	46,380
Lockheed Martin Corp.	300	48,972
Northrop Grumman Corp.	100	12,338
Raytheon Co.	500	49,395
Rockwell Collins, Inc.	200	15,934
United Technologies Corp.	500	58,420

		281,635

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	400	14,859
United Parcel Service, Inc., Class B	700	68,166
Yamato Holdings Co., Ltd.	800	17,223

		100,248

Building Products (0.4%)
Assa Abloy AB, Class B	400	21,364
Geberit AG (Registered)	60	19,673

		41,037

Commercial Services & Supplies (0.5%)
Brambles Ltd.	1,300	11,171
Secom Co., Ltd.	300	17,264
Stericycle, Inc.*	200	22,724

		51,159

Electrical Equipment (1.3%)
AMETEK, Inc.	200	10,298
Emerson Electric Co.	400	26,720
Legrand S.A.	300	18,656
Rockwell Automation, Inc.	200	24,910
Roper Industries, Inc.	200	26,702
Schneider Electric S.A.	400	35,563

		142,849

Industrial Conglomerates (1.2%)
3M Co.	400	54,264
Danaher Corp.	600	45,000
Siemens AG (Registered)	300	40,373

		139,637

Machinery (2.4%)
Alfa Laval AB	900	24,431
Atlas Copco AB, Class A	700	20,258
Caterpillar, Inc.	400	39,748
Cummins, Inc.	200	29,798
Deere & Co.	300	27,240
FANUC Corp.	100	17,607
Illinois Tool Works, Inc.	200	16,266
IMI plc	350	8,516
Komatsu Ltd.	500	10,340
Kone Oyj, Class B	200	8,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kubota Corp.	1,000	$13,359
Makita Corp.	100	5,521
Schindler Holding AG	100	14,772
SMC Corp.	100	26,313
Weir Group plc	200	8,469

		271,038

Professional Services (0.6%)
Capita plc	600	10,982
Experian plc	1,600	28,860
Intertek Group plc	200	10,264
SGS S.A. (Registered)	7	17,292

		67,398

Road & Rail (2.2%)
Aurizon Holdings Ltd.	3,400	16,243
Canadian National Railway Co.	1,000	56,183
Central Japan Railway Co.	200	23,435
East Japan Railway Co.	300	22,087
Hankyu Hanshin Holdings, Inc.	2,000	10,881
Keio Corp.	1,000	6,960
MTR Corp., Ltd.	2,500	9,276
Norfolk Southern Corp.	100	9,717
Odakyu Electric Railway Co., Ltd.	1,000	8,651
Tobu Railway Co., Ltd.	2,000	9,661
Tokyu Corp.	1,000	6,146
Union Pacific Corp.	300	56,298
West Japan Railway Co.	300	12,230

		247,768

Trading Companies & Distributors (1.2%)
Brenntag AG	80	14,856
Bunzl plc	400	10,662
Fastenal Co.	200	9,864
ITOCHU Corp.	1,900	22,164
Marubeni Corp.	1,000	6,704
Mitsubishi Corp.	800	14,835
Mitsui & Co., Ltd.	1,300	18,346
Sumitomo Corp.	900	11,438
W.W. Grainger, Inc.	100	25,266

		134,135

Transportation Infrastructure (0.3%)
Abertis Infraestructuras S.A.	600	13,714
Atlantia S.p.A.	700	18,024

		31,738

Total Industrials		1,508,642

Information Technology (9.2%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,900	42,579
QUALCOMM, Inc.	800	63,088

		105,667

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	200	18,330
Hoya Corp.	300	9,379
Keyence Corp.	100	41,140
Knowles Corp.*	50	1,578

		70,427

Internet Software & Services (0.6%)
Google, Inc., Class A*	50	55,726
Yahoo! Japan Corp.	1,200	5,871

		61,597

IT Services (2.7%)
Amadeus IT Holding S.A., Class A	400	16,633
Automatic Data Processing, Inc.	800	61,808
Cognizant Technology Solutions Corp., Class A*	600	30,366
Fiserv, Inc.*	400	22,676
International Business Machines Corp.	500	96,245
MasterCard, Inc., Class A	700	52,290
Paychex, Inc.	400	17,040

		297,058

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	300	15,942
ASML Holding N.V.	100	9,258
Avago Technologies Ltd.	200	12,882
Intel Corp.	1,200	30,972
Linear Technology Corp.	200	9,738
Texas Instruments, Inc.	600	28,290
Xilinx, Inc.	400	21,708

		128,790

Software (2.3%)
Dassault Systemes S.A.	100	11,721
Gemalto N.V.	100	11,670
Intuit, Inc.	300	23,319
Microsoft Corp.	2,100	86,079
Oracle Corp.	1,400	57,274
SAP AG	800	64,755

		254,818

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	100	53,674
Canon, Inc.	400	12,379
EMC Corp.	1,000	27,410
NetApp, Inc.	300	11,070
Western Digital Corp.	100	9,182

		113,715

Total Information Technology		1,032,072

Materials (5.0%)
Chemicals (4.1%)
Air Liquide S.A.	300	40,692
Asahi Kasei Corp.	2,000	13,579
BASF SE	300	33,341
CF Industries Holdings, Inc.	100	26,064
E.I. du Pont de Nemours & Co.	400	26,840
Ecolab, Inc.	500	53,995
FMC Corp.	200	15,312
Johnson Matthey plc	200	10,915
Linde AG	180	36,030
Nitto Denko Corp.	100	4,816
Novozymes A/S, Class B	400	17,612
Potash Corp. of Saskatchewan, Inc.	700	25,322
PPG Industries, Inc.	200	38,692
Praxair, Inc.	400	52,388
Sherwin-Williams Co.	100	19,713
Shin-Etsu Chemical Co., Ltd.	200	11,415
Sigma-Aldrich Corp.	100	9,338
Syngenta AG (Registered)	40	15,172
Toray Industries, Inc.	2,000	13,200

		464,436

Containers & Packaging (0.3%)
Amcor Ltd.	1,200	11,570
Rexam plc	2,000	16,253

		27,823

Metals & Mining (0.6%)
BHP Billiton Ltd.	600	20,314
Rio Tinto Ltd.	200	11,830
Rio Tinto plc	400	22,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co., Ltd.	1,000	$12,533

		66,985

Total Materials		559,244

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,500	52,605
BCE, Inc.	400	17,230
BT Group plc	2,000	12,729
Deutsche Telekom AG (Registered)	1,600	25,880
Nippon Telegraph & Telephone Corp.	100	5,435
Singapore Telecommunications Ltd.	9,000	26,169
Swisscom AG (Registered)	30	18,422
Telenor ASA	900	19,944
TeliaSonera AB	4,000	30,192
Telstra Corp., Ltd.	4,200	19,811
Verizon Communications, Inc.	473	22,553

		250,970

Wireless Telecommunication Services (0.9%)
KDDI Corp.	300	17,458
NTT DOCOMO, Inc.	1,400	22,049
Rogers Communications, Inc., Class B	600	24,863
SoftBank Corp.	200	15,084
Vodafone Group plc	6,000	22,089

		101,543

Total Telecommunication Services		352,513

Utilities (6.1%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	500	25,330
CLP Holdings Ltd.	2,500	18,908
Duke Energy Corp.	600	42,732
Edison International	300	16,983
Enel S.p.A.	4,000	22,665
Fortum Oyj	600	13,640
NextEra Energy, Inc.	600	57,372
Northeast Utilities	300	13,650
OGE Energy Corp.	200	7,352
Power Assets Holdings Ltd.	2,000	17,375
PPL Corp.	900	29,826
Southern Co.	1,100	48,334
SSE plc	1,200	29,424
Terna Rete Elettrica Nazionale S.p.A.	3,000	16,077
Xcel Energy, Inc.	600	18,216

		377,884

Gas Utilities (0.4%)
Hong Kong & China Gas Co., Ltd.	5,000	10,925
Osaka Gas Co., Ltd.	2,000	7,567
Snam S.p.A.	3,000	17,576
Tokyo Gas Co., Ltd.	3,000	15,211

		51,279

Multi-Utilities (2.1%)
AGL Energy Ltd.	500	7,042
Consolidated Edison, Inc.	400	21,460
Dominion Resources, Inc.	800	56,792
DTE Energy Co.	300	22,287
National Grid plc	3,500	48,069
NiSource, Inc.	200	7,106
PG&E Corp.	300	12,960
Public Service Enterprise Group, Inc.	300	11,442
Sempra Energy	400	38,704
Wisconsin Energy Corp.	300	13,965

		239,827

Water Utilities (0.2%)
American Water Works Co., Inc.	200	9,080
United Utilities Group plc	800	10,522

		19,602

Total Utilities		688,592

Total Investments (98.8%) (Cost $10,691,845)		11,075,769
Other Assets Less Liabilities (1.2%)		132,281

Net Assets (100%)		$11,208,050

*	Non-income producing.

†	Security (totaling $7,560 or 0.1% of net assets) at fair value by management.

Glossary:

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.4%
Belgium	0.6
Canada	5.0
Denmark	1.0
Finland	0.3
France	3.9
Germany	4.4
Hong Kong	1.0
Ireland	0.7
Israel	0.2
Italy	1.3
Japan	7.7
Luxembourg	0.2
Macau	0.1
Netherlands	1.7
Norway	0.4
Singapore	0.7
Spain	0.6
Sweden	1.5
Switzerland	3.6
United Kingdom	8.1
United States	53.4
Cash and Other	1.2

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$699,288	$527,582	$—	$1,226,870
Consumer Staples	1,118,315	863,973	—	1,982,288
Energy	379,720	239,149	—	618,869
Financials	865,503	491,510	7,560	1,364,573
Health Care	1,011,388	730,718	—	1,742,106
Industrials	830,799	677,843	—	1,508,642
Information Technology	849,266	182,806	—	1,032,072
Materials	267,664	291,580	—	559,244
Telecommunication Services	94,698	257,815	—	352,513
Utilities	453,591	235,001	—	688,592

Total Assets	$6,570,232	$4,497,977	$7,560	$11,075,769

Total Liabilities	$—	$—	$—	$—

Total	$6,570,232	$4,497,977	$7,560	$11,075,769

(a)	A security with a market value of $7,560 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2, or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETATM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$891,683
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$702,634

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$566,442
Aggregate gross unrealized depreciation	(182,648)

Net unrealized appreciation	$383,794

Federal income tax cost of investments	$10,691,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.3%)
BorgWarner, Inc.	48,701	$2,993,650
Delphi Automotive plc	59,622	4,045,949
Goodyear Tire & Rubber Co.	52,976	1,384,263
Johnson Controls, Inc.	141,976	6,718,304

		15,142,166

Automobiles (0.5%)
Ford Motor Co.	842,885	13,149,006
General Motors Co.	278,606	9,589,619
Harley-Davidson, Inc.	47,081	3,136,065

		25,874,690

Distributors (0.1%)
Genuine Parts Co.	32,869	2,854,673

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	930	654,488
H&R Block, Inc.	58,569	1,768,198

		2,422,686

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	93,643	3,545,324
Chipotle Mexican Grill, Inc.*	6,630	3,766,171
Darden Restaurants, Inc.	28,031	1,422,854
International Game Technology	52,715	741,173
Marriott International, Inc., Class A	47,300	2,649,746
McDonald’s Corp.	211,602	20,743,344
Starbucks Corp.	161,552	11,854,686
Starwood Hotels & Resorts Worldwide, Inc.	41,006	3,264,078
Wyndham Worldwide Corp.	27,417	2,007,747
Wynn Resorts Ltd.	17,302	3,843,639
Yum! Brands, Inc.	94,701	7,139,508

		60,978,270

Household Durables (0.3%)
D.R. Horton, Inc.	60,805	1,316,428
Garmin Ltd.	26,297	1,453,172
Harman International Industries, Inc.	14,476	1,540,246
Leggett & Platt, Inc.	29,752	971,105
Lennar Corp., Class A	37,545	1,487,533
Mohawk Industries, Inc.*	13,045	1,773,859
Newell Rubbermaid, Inc.	59,682	1,784,492
PulteGroup, Inc.	73,439	1,409,295
Whirlpool Corp.	16,571	2,476,702

		14,212,832

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	79,511	26,757,042
Expedia, Inc.	21,872	1,585,720
Netflix, Inc.*	12,781	4,499,295
priceline.com, Inc.*	11,145	13,283,614
TripAdvisor, Inc.*	23,701	2,147,074

		48,272,745

Leisure Products (0.1%)
Hasbro, Inc.	24,887	1,384,215
Mattel, Inc.	72,717	2,916,679

		4,300,894

Media (2.6%)
Cablevision Systems Corp. - New York Group, Class A	45,639	769,930
CBS Corp. (Non-Voting), Class B	117,984	7,291,411
Comcast Corp., Class A	557,108	27,866,542
DIRECTV*	101,301	7,741,423
Discovery Communications, Inc., Class A*	47,563	3,933,460
Gannett Co., Inc.	48,548	1,339,925
Interpublic Group of Cos., Inc.	90,563	1,552,250
News Corp., Class A*	106,363	1,831,571
Omnicom Group, Inc.	55,172	4,005,487
Scripps Networks Interactive, Inc., Class A	23,436	1,779,027
Time Warner Cable, Inc.	59,318	8,137,243
Time Warner, Inc.	190,831	12,466,989
Twenty-First Century Fox, Inc., Class A	414,898	13,264,289
Viacom, Inc., Class B	85,200	7,241,148
Walt Disney Co.	348,262	27,885,338

		127,106,033

Multiline Retail (0.5%)
Dollar General Corp.*	62,954	3,492,688
Dollar Tree, Inc.*	44,455	2,319,662
Family Dollar Stores, Inc.	20,459	1,186,827
Kohl’s Corp.	43,002	2,442,514
Macy’s, Inc.	78,739	4,668,435
Nordstrom, Inc.	30,563	1,908,659
Target Corp.	135,083	8,173,872

		24,192,657

Specialty Retail (1.6%)
AutoNation, Inc.*	13,527	720,042
AutoZone, Inc.*	7,209	3,871,954
Bed Bath & Beyond, Inc.*	45,542	3,133,289
Best Buy Co., Inc.	58,420	1,542,872
CarMax, Inc.*	47,686	2,231,705
GameStop Corp., Class A	24,781	1,018,499
Gap, Inc.	56,589	2,266,955
Home Depot, Inc.	300,984	23,816,864
L Brands, Inc.	52,096	2,957,490
Lowe’s Cos., Inc.	223,514	10,929,835
O’Reilly Automotive, Inc.*	22,749	3,375,724
PetSmart, Inc.	22,172	1,527,429
Ross Stores, Inc.	45,965	3,288,796
Staples, Inc.	139,267	1,579,288
Tiffany & Co.	23,524	2,026,593
TJX Cos., Inc.	151,993	9,218,375
Tractor Supply Co.	29,813	2,105,692
Urban Outfitters, Inc.*	23,244	847,709

		76,459,111

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	59,372	2,948,413
Fossil Group, Inc.*	10,292	1,200,150
Michael Kors Holdings Ltd.*	38,336	3,575,599
NIKE, Inc., Class B	159,000	11,743,740
PVH Corp.	17,436	2,175,490
Ralph Lauren Corp.	12,651	2,035,925
VF Corp.	75,284	4,658,574

		28,337,891

Total Consumer Discretionary		430,154,648

Consumer Staples (7.0%)
Beverages (1.6%)
Beam, Inc.	35,349	2,944,572
Brown-Forman Corp., Class B	34,633	3,106,234
Coca-Cola Co.	809,856	31,309,033
Coca-Cola Enterprises, Inc.	50,841	2,428,166
Constellation Brands, Inc., Class A*	35,734	3,036,318
Dr. Pepper Snapple Group, Inc.	42,205	2,298,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	33,824	$1,990,881
Monster Beverage Corp.*	28,925	2,008,841
PepsiCo, Inc.	325,442	27,174,407

		76,296,936

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	93,977	10,495,352
CVS Caremark Corp.	252,764	18,921,913
Kroger Co.	110,451	4,821,186
Safeway, Inc.	49,279	1,820,366
Sysco Corp.	124,998	4,516,178
Walgreen Co.	186,827	12,336,187
Wal-Mart Stores, Inc.	345,796	26,429,188
Whole Foods Market, Inc.	79,483	4,030,583

		83,370,953

Food Products (1.2%)
Archer-Daniels-Midland Co.	140,693	6,104,669
Campbell Soup Co.	38,247	1,716,525
ConAgra Foods, Inc.	89,832	2,787,487
General Mills, Inc.	133,531	6,919,577
Hershey Co.	32,039	3,344,872
Hormel Foods Corp.	28,782	1,418,089
J.M. Smucker Co.	22,184	2,157,172
Kellogg Co.	54,868	3,440,772
Keurig Green Mountain, Inc.	27,594	2,913,651
Kraft Foods Group, Inc.	127,435	7,149,104
McCormick & Co., Inc. (Non-Voting)	28,050	2,012,307
Mead Johnson Nutrition Co.	43,088	3,582,336
Mondelez International, Inc., Class A	363,633	12,563,520
Tyson Foods, Inc., Class A	57,508	2,530,927

		58,641,008

Household Products (1.4%)
Clorox Co.	27,754	2,442,630
Colgate-Palmolive Co.	186,629	12,106,623
Kimberly-Clark Corp.	81,114	8,942,818
Procter & Gamble Co.	579,530	46,710,118

		70,202,189

Personal Products (0.1%)
Avon Products, Inc.	92,739	1,357,699
Estee Lauder Cos., Inc., Class A	54,612	3,652,450

		5,010,149

Tobacco (1.0%)
Altria Group, Inc.	425,925	15,942,373
Lorillard, Inc.	77,458	4,188,928
Philip Morris International, Inc.	338,851	27,741,731
Reynolds American, Inc.	66,604	3,557,986

		51,431,018

Total Consumer Staples		344,952,253

Energy (7.4%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	93,480	6,078,070
Cameron International Corp.*	46,368	2,864,151
Diamond Offshore Drilling, Inc.	14,819	722,574
Ensco plc, Class A	49,894	2,633,405
FMC Technologies, Inc.*	50,381	2,634,423
Halliburton Co.	181,845	10,708,852
Helmerich & Payne, Inc.	22,973	2,470,976
Nabors Industries Ltd.	55,717	1,373,424
National Oilwell Varco, Inc.	91,578	7,131,179
Noble Corp. plc	54,278	1,777,062
Rowan Cos., plc, Class A*	26,479	891,813
Schlumberger Ltd.	279,456	27,246,960
Transocean Ltd.	72,504	2,997,315

		69,530,204

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	107,662	9,125,431
Apache Corp.	84,396	7,000,648
Cabot Oil & Gas Corp.	90,213	3,056,416
Chesapeake Energy Corp.	108,172	2,771,367
Chevron Corp.	408,082	48,525,031
ConocoPhillips Co.	262,053	18,435,429
CONSOL Energy, Inc.	48,951	1,955,592
Denbury Resources, Inc.	76,216	1,249,942
Devon Energy Corp.	81,834	5,477,150
EOG Resources, Inc.	58,371	11,450,639
EQT Corp.	32,240	3,126,313
Exxon Mobil Corp.	923,659	90,223,011
Hess Corp.	58,434	4,843,010
Kinder Morgan, Inc.	143,186	4,652,113
Marathon Oil Corp.	148,930	5,289,994
Marathon Petroleum Corp.	62,983	5,482,040
Murphy Oil Corp.	36,839	2,315,700
Newfield Exploration Co.*	29,020	910,067
Noble Energy, Inc.	76,909	5,463,615
Occidental Petroleum Corp.	169,893	16,189,104
ONEOK, Inc.	44,398	2,630,581
Peabody Energy Corp.	57,908	946,217
Phillips 66	125,626	9,680,740
Pioneer Natural Resources Co.	30,541	5,715,443
QEP Resources, Inc.	38,370	1,129,613
Range Resources Corp.	34,973	2,901,710
Southwestern Energy Co.*	75,408	3,469,522
Spectra Energy Corp.	143,210	5,290,177
Tesoro Corp.	28,200	1,426,638
Valero Energy Corp.	113,858	6,045,860
Williams Cos., Inc.	146,259	5,935,190

		292,714,303

Total Energy		362,244,507

Financials (12.0%)
Banks (2.8%)
BB&T Corp.	151,916	6,102,466
Citigroup, Inc.	648,997	30,892,257
Comerica, Inc.	38,956	2,017,921
Fifth Third Bancorp	182,083	4,178,805
Huntington Bancshares, Inc./Ohio	177,537	1,770,044
KeyCorp	190,250	2,709,160
M&T Bank Corp.	27,996	3,395,915
PNC Financial Services Group, Inc.	114,138	9,930,006
Regions Financial Corp.	303,301	3,369,674
SunTrust Banks, Inc.	114,250	4,546,007
U.S. Bancorp/Minnesota	389,528	16,695,170
Wells Fargo & Co.	1,023,437	50,905,756
Zions Bancorp	39,474	1,222,905

		137,736,086

Capital Markets (1.6%)
Ameriprise Financial, Inc.	40,817	4,492,727
Bank of New York Mellon Corp.	242,671	8,563,860
BlackRock, Inc.	26,860	8,446,933
Charles Schwab Corp.	249,757	6,825,859
E*TRADE Financial Corp.*	61,564	1,417,203
Franklin Resources, Inc.	86,273	4,674,271
Goldman Sachs Group, Inc.	89,991	14,745,026
Invesco Ltd.	92,642	3,427,754
Legg Mason, Inc.	22,447	1,100,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	299,784	$9,344,267
Northern Trust Corp.	47,713	3,128,064
State Street Corp.	92,291	6,418,839
T. Rowe Price Group, Inc.	56,001	4,611,682

		77,197,286

Consumer Finance (0.7%)
American Express Co.	195,343	17,586,730
Capital One Financial Corp.	122,463	9,449,245
Discover Financial Services	100,687	5,858,977
SLM Corp.	91,714	2,245,159

		35,140,111

Diversified Financial Services (3.2%)
Bank of America Corp.	2,258,991	38,854,645
Berkshire Hathaway, Inc., Class B*	384,768	48,084,457
CME Group, Inc./Illinois	67,431	4,990,568
IntercontinentalExchange Group, Inc.	24,566	4,859,892
JPMorgan Chase & Co.	809,388	49,137,945
Leucadia National Corp.	66,958	1,874,824
McGraw Hill Financial, Inc.	57,908	4,418,380
Moody’s Corp.	40,221	3,190,330
NASDAQ OMX Group, Inc.	24,955	921,838

		156,332,879

Insurance (2.1%)
ACE Ltd.	71,979	7,130,240
Aflac, Inc.	97,460	6,143,878
Allstate Corp.	95,602	5,409,161
American International Group, Inc.	312,977	15,651,980
Aon plc	64,343	5,422,828
Assurant, Inc.	15,344	996,746
Chubb Corp.	52,519	4,689,947
Cincinnati Financial Corp.	31,407	1,528,265
Genworth Financial, Inc., Class A*	105,805	1,875,923
Hartford Financial Services Group, Inc.	95,367	3,363,594
Lincoln National Corp.	56,339	2,854,697
Loews Corp.	65,387	2,880,297
Marsh & McLennan Cos., Inc.	117,186	5,777,270
MetLife, Inc.	240,125	12,678,600
Principal Financial Group, Inc.	58,717	2,700,395
Progressive Corp.	117,146	2,837,276
Prudential Financial, Inc.	98,948	8,375,948
Torchmark Corp.	18,954	1,491,680
Travelers Cos., Inc.	75,332	6,410,753
Unum Group	55,481	1,959,034
XL Group plc	59,073	1,846,031

		102,024,543

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	84,417	6,911,220
Apartment Investment & Management Co. (REIT), Class A	31,266	944,858
AvalonBay Communities, Inc. (REIT)	25,993	3,413,401
Boston Properties, Inc. (REIT)	32,693	3,744,329
Crown Castle International Corp. (REIT)	71,387	5,266,933
Equity Residential (REIT)	71,754	4,161,014
General Growth Properties, Inc. (REIT)	111,532	2,453,704
HCP, Inc. (REIT)	97,683	3,789,123
Health Care REIT, Inc. (REIT)	61,958	3,692,697
Host Hotels & Resorts, Inc. (REIT)	161,686	3,272,525
Kimco Realty Corp. (REIT)	87,528	1,915,113
Macerich Co. (REIT)	30,021	1,871,209
Plum Creek Timber Co., Inc. (REIT)	37,823	1,590,079
Prologis, Inc. (REIT)	106,758	4,358,929
Public Storage (REIT)	30,896	5,205,667
Simon Property Group, Inc. (REIT)	67,163	11,014,732
Ventas, Inc. (REIT)	62,880	3,808,642
Vornado Realty Trust (REIT)	37,216	3,668,009
Weyerhaeuser Co. (REIT)	124,903	3,665,903

		74,748,087

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	59,558	1,633,676

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	101,354	996,310
People’s United Financial, Inc.	66,455	988,186

		1,984,496

Total Financials		586,797,164

Health Care (9.8%)
Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc.*	42,278	6,431,752
Amgen, Inc.	161,368	19,903,129
Biogen Idec, Inc.*	50,525	15,454,082
Celgene Corp.*	86,798	12,117,001
Gilead Sciences, Inc.*	328,775	23,296,997
Regeneron Pharmaceuticals, Inc.*	16,830	5,053,712
Vertex Pharmaceuticals, Inc.*	50,379	3,562,803

		85,819,476

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	329,789	12,700,174
Baxter International, Inc.	116,084	8,541,461
Becton, Dickinson and Co.	41,275	4,832,477
Boston Scientific Corp.*	283,194	3,828,783
C.R. Bard, Inc.	16,587	2,454,544
CareFusion Corp.*	44,591	1,793,450
Covidien plc	96,373	7,098,835
DENTSPLY International, Inc.	30,388	1,399,064
Edwards Lifesciences Corp.*	22,950	1,702,202
Intuitive Surgical, Inc.*	8,156	3,572,246
Medtronic, Inc.	213,897	13,163,221
St. Jude Medical, Inc.	60,692	3,968,650
Stryker Corp.	62,983	5,131,225
Varian Medical Systems, Inc.*	22,158	1,861,050
Zimmer Holdings, Inc.	36,212	3,424,931

		75,472,313

Health Care Providers & Services (1.5%)
Aetna, Inc.	77,553	5,814,148
AmerisourceBergen Corp.	48,979	3,212,533
Cardinal Health, Inc.	73,273	5,127,645
Cigna Corp.	58,499	4,898,121
DaVita HealthCare Partners, Inc.*	37,805	2,602,874
Express Scripts Holding Co.*	165,899	12,457,356
Humana, Inc.	32,942	3,713,222
Laboratory Corp. of America Holdings*	18,253	1,792,627
McKesson Corp.	49,181	8,683,889
Patterson Cos., Inc.	17,597	734,851
Quest Diagnostics, Inc.	30,882	1,788,686
Tenet Healthcare Corp.*	20,782	889,678
UnitedHealth Group, Inc.	211,460	17,337,605
WellPoint, Inc.	60,395	6,012,322

		75,065,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.*	63,203	$3,555,169

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	71,244	3,983,964
PerkinElmer, Inc.	24,093	1,085,631
Thermo Fisher Scientific, Inc.	83,760	10,071,302
Waters Corp.*	18,195	1,972,520

		17,113,417

Pharmaceuticals (4.5%)
AbbVie, Inc.	339,512	17,450,917
Actavis plc*	37,228	7,663,384
Allergan, Inc.	63,786	7,915,843
Bristol-Myers Squibb Co.	351,381	18,254,243
Eli Lilly and Co.	210,646	12,398,623
Forest Laboratories, Inc.*	50,961	4,702,171
Hospira, Inc.*	35,551	1,537,581
Johnson & Johnson	604,646	59,394,377
Merck & Co., Inc.	628,517	35,680,910
Mylan, Inc.*	79,532	3,883,547
Perrigo Co. plc	28,580	4,420,183
Pfizer, Inc.	1,364,374	43,823,693
Zoetis, Inc.	106,830	3,091,660

		220,217,132

Total Health Care		477,243,064

Industrials (7.8%)
Aerospace & Defense (2.0%)
Boeing Co.	146,203	18,347,014
General Dynamics Corp.	69,515	7,571,574
Honeywell International, Inc.	167,590	15,545,648
L-3 Communications Holdings, Inc.	18,367	2,170,061
Lockheed Martin Corp.	57,703	9,419,438
Northrop Grumman Corp.	46,343	5,717,799
Precision Castparts Corp.	31,037	7,844,912
Raytheon Co.	67,245	6,643,134
Rockwell Collins, Inc.	28,880	2,300,870
Textron, Inc.	60,350	2,371,151
United Technologies Corp.	179,965	21,027,111

		98,958,712

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	31,772	1,664,535
Expeditors International of Washington, Inc.	43,368	1,718,674
FedEx Corp.	59,382	7,871,678
United Parcel Service, Inc., Class B	151,916	14,793,580

		26,048,467

Airlines (0.2%)
Delta Air Lines, Inc.	181,610	6,292,786
Southwest Airlines Co.	149,993	3,541,335

		9,834,121

Building Products (0.1%)
Allegion plc	19,156	999,368
Masco Corp.	76,037	1,688,782

		2,688,150

Commercial Services & Supplies (0.4%)
ADT Corp.	39,252	1,175,597
Cintas Corp.	21,455	1,278,933
Iron Mountain, Inc.	36,442	1,004,706
Pitney Bowes, Inc.	43,241	1,123,834
Republic Services, Inc.	57,772	1,973,491
Stericycle, Inc.*	18,209	2,068,907
Tyco International Ltd.	98,436	4,173,686
Waste Management, Inc.	92,448	3,889,287

		16,688,441

Construction & Engineering (0.1%)
Fluor Corp.	34,300	2,666,139
Jacobs Engineering Group, Inc.*	28,174	1,789,049
Quanta Services, Inc.*	46,508	1,716,145

		6,171,333

Electrical Equipment (0.6%)
AMETEK, Inc.	52,358	2,695,914
Eaton Corp. plc	101,575	7,630,314
Emerson Electric Co.	150,239	10,035,965
Rockwell Automation, Inc.	29,653	3,693,281
Roper Industries, Inc.	21,268	2,839,491

		26,894,965

Industrial Conglomerates (1.7%)
3M Co.	134,579	18,256,987
Danaher Corp.	128,378	9,628,350
General Electric Co.	2,144,598	55,523,643

		83,408,980

Machinery (1.3%)
Caterpillar, Inc.	136,317	13,545,820
Cummins, Inc.	37,098	5,527,231
Deere & Co.	79,045	7,177,286
Dover Corp.	36,337	2,970,550
Flowserve Corp.	29,435	2,305,938
Illinois Tool Works, Inc.	83,573	6,796,992
Ingersoll-Rand plc	55,304	3,165,601
Joy Global, Inc.	21,440	1,243,520
PACCAR, Inc.	75,710	5,105,882
Pall Corp.	23,488	2,101,471
Parker Hannifin Corp.	31,865	3,814,559
Pentair Ltd. (Registered)	42,209	3,348,862
Snap-on, Inc.	12,433	1,410,897
Stanley Black & Decker, Inc.	33,244	2,700,743
Xylem, Inc.	39,440	1,436,405

		62,651,757

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,057	800,463
Equifax, Inc.	26,068	1,773,406
Nielsen Holdings N.V.	60,707	2,709,353
Robert Half International, Inc.	29,410	1,233,750

		6,516,972

Road & Rail (0.7%)
CSX Corp.	215,438	6,241,239
Kansas City Southern	23,552	2,403,717
Norfolk Southern Corp.	66,186	6,431,294
Ryder System, Inc.	11,398	910,928
Union Pacific Corp.	97,277	18,255,002

		34,242,180

Trading Companies & Distributors (0.1%)
Fastenal Co.	58,334	2,877,033
W.W. Grainger, Inc.	13,096	3,308,835

		6,185,868

Total Industrials		380,289,946

Information Technology (13.6%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	1,101,149	24,676,749
F5 Networks, Inc.*	16,144	1,721,435
Harris Corp.	22,833	1,670,463
Juniper Networks, Inc.*	107,191	2,761,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	48,325	$3,106,814
QUALCOMM, Inc.	361,441	28,503,237

		62,439,938

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	33,800	3,097,770
Corning, Inc.	297,664	6,197,365
FLIR Systems, Inc.	30,185	1,086,660
Jabil Circuit, Inc.	40,043	720,774
TE Connectivity Ltd.	87,662	5,278,129

		16,380,698

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	38,119	2,218,907
eBay, Inc.*	249,030	13,756,417
Facebook, Inc., Class A*	365,126	21,995,190
Google, Inc., Class A*	60,336	67,245,075
VeriSign, Inc.*	26,895	1,449,910
Yahoo!, Inc.*	200,701	7,205,166

		113,870,665

IT Services (2.6%)
Accenture plc, Class A	136,137	10,852,842
Alliance Data Systems Corp.*	11,361	3,095,304
Automatic Data Processing, Inc.	102,971	7,955,539
Cognizant Technology Solutions Corp., Class A*	129,808	6,569,583
Computer Sciences Corp.	31,173	1,895,942
Fidelity National Information Services, Inc.	62,105	3,319,512
Fiserv, Inc.*	54,430	3,085,637
International Business Machines Corp.	209,236	40,275,838
MasterCard, Inc., Class A	218,135	16,294,685
Paychex, Inc.	69,208	2,948,261
Teradata Corp.*	34,072	1,676,002
Total System Services, Inc.	35,402	1,076,575
Visa, Inc., Class A	108,354	23,389,294
Western Union Co.	117,243	1,918,095
Xerox Corp.	238,268	2,692,428

		127,045,537

Semiconductors & Semiconductor Equipment (1.6%)
Altera Corp.	67,935	2,461,964
Analog Devices, Inc.	66,776	3,548,477
Applied Materials, Inc.	258,792	5,284,533
Broadcom Corp., Class A	117,935	3,712,594
First Solar, Inc.*	15,051	1,050,409
Intel Corp.	1,062,682	27,427,822
KLA-Tencor Corp.	35,586	2,460,416
Lam Research Corp.*	34,679	1,907,345
Linear Technology Corp.	50,400	2,453,976
LSI Corp.	119,225	1,319,821
Microchip Technology, Inc.	42,537	2,031,567
Micron Technology, Inc.*	226,704	5,363,817
NVIDIA Corp.	118,578	2,123,732
Texas Instruments, Inc.	231,789	10,928,851
Xilinx, Inc.	57,041	3,095,615

		75,170,939

Software (2.6%)
Adobe Systems, Inc.*	99,266	6,525,747
Autodesk, Inc.*	48,535	2,386,951
CA, Inc.	68,973	2,136,094
Citrix Systems, Inc.*	39,310	2,257,573
Electronic Arts, Inc.*	66,131	1,918,460
Intuit, Inc.	60,582	4,709,039
Microsoft Corp.	1,614,598	66,182,372
Oracle Corp.	740,248	30,283,546
Red Hat, Inc.*	40,491	2,145,213
Salesforce.com, Inc.*	119,951	6,848,003
Symantec Corp.	147,916	2,953,882

		128,346,880

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	190,661	102,335,385
EMC Corp.	433,040	11,869,626
Hewlett-Packard Co.	405,137	13,110,233
NetApp, Inc.	70,863	2,614,845
SanDisk Corp.	48,184	3,912,059
Seagate Technology plc	70,245	3,944,959
Western Digital Corp.	44,930	4,125,473

		141,912,580

Total Information Technology		665,167,237

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	45,233	5,384,536
Airgas, Inc.	14,216	1,514,146
CF Industries Holdings, Inc.	11,864	3,092,233
Dow Chemical Co.	259,850	12,626,112
E.I. du Pont de Nemours & Co.	198,130	13,294,523
Eastman Chemical Co.	32,613	2,811,567
Ecolab, Inc.	57,847	6,246,898
FMC Corp.	28,383	2,173,002
International Flavors & Fragrances, Inc.	17,364	1,661,214
LyondellBasell Industries N.V., Class A	92,312	8,210,229
Monsanto Co.	112,178	12,762,491
Mosaic Co.	72,457	3,622,850
PPG Industries, Inc.	29,616	5,729,511
Praxair, Inc.	62,826	8,228,321
Sherwin-Williams Co.	18,232	3,594,074
Sigma-Aldrich Corp.	25,536	2,384,552

		93,336,259

Construction Materials (0.0%)
Vulcan Materials Co.	27,888	1,853,158

Containers & Packaging (0.2%)
Avery Dennison Corp.	20,587	1,043,143
Ball Corp.	30,077	1,648,520
Bemis Co., Inc.	21,791	855,079
MeadWestvaco Corp.	37,370	1,406,607
Owens-Illinois, Inc.*	35,154	1,189,260
Sealed Air Corp.	41,944	1,378,699

		7,521,308

Metals & Mining (0.4%)
Alcoa, Inc.	230,243	2,963,227
Allegheny Technologies, Inc.	23,019	867,356
Cliffs Natural Resources, Inc.	32,650	668,019
Freeport-McMoRan Copper & Gold, Inc.	221,915	7,338,729
Newmont Mining Corp.	106,376	2,493,454
Nucor Corp.	68,023	3,437,882
United States Steel Corp.	30,836	851,382

		18,620,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
International Paper Co.	93,836	$4,305,196

Total Materials		125,635,970

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,112,993	39,032,664
CenturyLink, Inc.	123,600	4,059,024
Frontier Communications Corp.	212,990	1,214,043
Verizon Communications, Inc.	885,115	42,104,921
Windstream Holdings, Inc.	127,026	1,046,694

Total Telecommunication Services		87,457,346

Utilities (2.2%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	104,234	5,280,495
Duke Energy Corp.	150,982	10,752,938
Edison International	69,616	3,940,962
Entergy Corp.	38,147	2,550,127
Exelon Corp.	183,227	6,149,098
FirstEnergy Corp.	89,462	3,044,392
NextEra Energy, Inc.	93,047	8,897,154
Northeast Utilities	67,394	3,066,427
Pepco Holdings, Inc.	53,484	1,095,352
Pinnacle West Capital Corp.	23,535	1,286,423
PPL Corp.	134,773	4,466,377
Southern Co.	189,762	8,338,142
Xcel Energy, Inc.	106,464	3,232,247

		62,100,134

Gas Utilities (0.0%)
AGL Resources, Inc.	25,410	1,244,074

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	140,718	2,009,453
NRG Energy, Inc.	69,471	2,209,178

		4,218,631

Multi-Utilities (0.8%)
Ameren Corp.	51,831	2,135,437
CenterPoint Energy, Inc.	91,609	2,170,217
CMS Energy Corp.	56,966	1,667,965
Consolidated Edison, Inc.	62,583	3,357,578
Dominion Resources, Inc.	124,270	8,821,927
DTE Energy Co.	37,833	2,810,614
Integrys Energy Group, Inc.	17,094	1,019,657
NiSource, Inc.	67,078	2,383,281
PG&E Corp.	97,794	4,224,701
Public Service Enterprise Group, Inc.	108,155	4,125,032
SCANA Corp.	30,144	1,546,990
Sempra Energy	48,569	4,699,536
TECO Energy, Inc.	43,840	751,856
Wisconsin Energy Corp.	48,243	2,245,712

		41,960,503

Total Utilities		109,523,342

Total Investments (73.0%) (Cost $2,697,622,789)		3,569,465,477
Other Assets Less Liabilities (27.0%)		1,319,403,236

Net Assets (100%)		$4,888,868,713

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	14,084	June-14	$1,309,673,318	$1,313,051,320	$3,378,002

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$430,154,648	$—	$—	$430,154,648
Consumer Staples	341,846,019	3,106,234	—	344,952,253
Energy	362,244,507	—	—	362,244,507
Financials	586,797,164	—	—	586,797,164
Health Care	477,243,064	—	—	477,243,064
Industrials	380,289,946	—	—	380,289,946
Information Technology	665,167,237	—	—	665,167,237
Materials	125,635,970	—	—	125,635,970
Telecommunication Services	87,457,346	—	—	87,457,346
Utilities	109,523,342	—	—	109,523,342
Futures	3,378,002	—	—	3,378,002

Total Assets	$3,569,737,245	$3,106,234	$—	$3,572,843,479

Total Liabilities	$—	$—	$—	$—

Total	$3,569,737,245	$3,106,234	$—	$3,572,843,479

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$272,178,250
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,100,852

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,543,996
Aggregate gross unrealized depreciation	(17,318,358)

Net unrealized appreciation	$872,225,638

Federal income tax cost of investments	$2,697,239,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.2%)
Gentex Corp.	47,119	$1,485,662

Automobiles (0.1%)
Thor Industries, Inc.	14,494	885,004

Distributors (0.4%)
LKQ Corp.*	97,464	2,568,176

Diversified Consumer Services (0.7%)
Apollo Education Group, Inc., Class A*	32,052	1,097,461
DeVry Education Group, Inc.	18,460	782,519
Matthews International Corp., Class A	8,864	361,740
Service Corp. International	68,715	1,366,054
Sotheby’s, Inc.	22,381	974,693

		4,582,467

Hotels, Restaurants & Leisure (1.3%)
Bally Technologies, Inc.*	12,655	838,647
Bob Evans Farms, Inc.	7,980	399,240
Brinker International, Inc.	21,726	1,139,529
Cheesecake Factory, Inc.	15,313	729,358
Domino’s Pizza, Inc.	18,030	1,387,769
International Speedway Corp., Class A	9,060	307,949
Life Time Fitness, Inc.*	12,524	602,404
Panera Bread Co., Class A*	8,514	1,502,466
Scientific Games Corp., Class A*	15,697	215,520
Wendy’s Co.	85,352	778,410

		7,901,292

Household Durables (1.5%)
Jarden Corp.*	40,015	2,394,098
KB Home	26,897	456,980
M.D.C. Holdings, Inc.	12,660	358,025
NVR, Inc.*	1,330	1,525,510
Tempur Sealy International, Inc.*	19,626	994,449
Toll Brothers, Inc.*	51,726	1,856,963
Tupperware Brands Corp.	16,277	1,363,362

		8,949,387

Internet & Catalog Retail (0.1%)
HSN, Inc.	10,838	647,354

Leisure Products (0.7%)
Brunswick Corp.	29,948	1,356,345
Polaris Industries, Inc.	21,252	2,969,117

		4,325,462

Media (1.0%)
AMC Networks, Inc., Class A*	19,179	1,401,793
Cinemark Holdings, Inc.	33,608	974,968
DreamWorks Animation SKG, Inc., Class A*	23,281	618,111
John Wiley & Sons, Inc., Class A	15,077	869,038
Lamar Advertising Co., Class A*	21,175	1,079,713
Meredith Corp.	12,017	557,949
New York Times Co., Class A	40,740	697,469

		6,199,041

Multiline Retail (0.3%)
Big Lots, Inc.*	18,906	715,970
J.C. Penney Co., Inc.*	98,097	845,596

		1,561,566

Specialty Retail (3.3%)
Aaron’s, Inc.	23,264	703,503
Abercrombie & Fitch Co., Class A	24,728	952,028
Advance Auto Parts, Inc.	23,582	2,983,123
American Eagle Outfitters, Inc.	54,938	672,441
ANN, Inc.*	14,877	617,098
Ascena Retail Group, Inc.*	41,795	722,218
Cabela’s, Inc.*	15,092	988,677
Chico’s FAS, Inc.	51,405	824,022
CST Brands, Inc.	24,477	764,662
Dick’s Sporting Goods, Inc.	32,955	1,799,673
Foot Locker, Inc.	47,429	2,228,214
Guess?, Inc.	19,249	531,272
Murphy USA, Inc.*	14,385	583,887
Office Depot, Inc.*	156,856	647,815
Rent-A-Center, Inc.	17,058	453,743
Signet Jewelers Ltd.	25,940	2,746,008
Williams-Sonoma, Inc.	28,345	1,888,911

		20,107,295

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.	17,340	1,346,451
Deckers Outdoor Corp.*	11,207	893,534
Hanesbrands, Inc.	32,165	2,459,979
Kate Spade & Co.*	39,917	1,480,522
Under Armour, Inc., Class A*	26,007	2,981,442

		9,161,928

Total Consumer Discretionary		68,374,634

Consumer Staples (2.7%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	63,980	437,623
United Natural Foods, Inc.*	16,053	1,138,479

		1,576,102

Food Products (1.5%)
Dean Foods Co.	30,774	475,766
Flowers Foods, Inc.	56,700	1,216,215
Hain Celestial Group, Inc.*	16,134	1,475,777
Hillshire Brands Co.	39,581	1,474,788
Ingredion, Inc.	24,077	1,639,162
Lancaster Colony Corp.	6,276	623,960
Post Holdings, Inc.*	12,206	672,795
Tootsie Roll Industries, Inc.	6,749	202,052
WhiteWave Foods Co., Class A*	56,132	1,602,007

		9,382,522

Household Products (0.8%)
Church & Dwight Co., Inc.	44,343	3,062,771
Energizer Holdings, Inc.	20,256	2,040,590

		5,103,361

Tobacco (0.1%)
Universal Corp.	7,489	418,560

Total Consumer Staples		16,480,545

Energy (4.9%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	18,706	942,595
CARBO Ceramics, Inc.	6,432	887,552
Dresser-Rand Group, Inc.*	24,682	1,441,676
Dril-Quip, Inc.*	13,160	1,475,236
Helix Energy Solutions Group, Inc.*	31,840	731,683
Oceaneering International, Inc.	34,990	2,514,381
Oil States International, Inc.*	17,241	1,699,963
Patterson-UTI Energy, Inc.	46,661	1,478,220
Superior Energy Services, Inc.	51,267	1,576,973
Tidewater, Inc.	16,020	778,892
Unit Corp.*	14,184	927,350

		14,454,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.5%)
Alpha Natural Resources, Inc.*	71,742	$304,904
Bill Barrett Corp.*	15,939	408,038
Cimarex Energy Co.	28,135	3,351,160
Energen Corp.	23,519	1,900,570
Gulfport Energy Corp.*	27,564	1,962,006
HollyFrontier Corp.	64,338	3,061,202
Rosetta Resources, Inc.*	19,856	924,893
SM Energy Co.	21,692	1,546,423
World Fuel Services Corp.	23,234	1,024,619
WPX Energy, Inc.*	65,277	1,176,944

		15,660,759

Total Energy		30,115,280

Financials (19.1%)
Banks (3.8%)
Associated Banc-Corp.	52,046	939,951
BancorpSouth, Inc.	27,238	679,860
Bank of Hawaii Corp.	14,417	873,814
Cathay General Bancorp	23,974	603,905
City National Corp./California	15,394	1,211,816
Commerce Bancshares, Inc./Missouri	26,393	1,225,163
Cullen/Frost Bankers, Inc.	17,102	1,325,918
East West Bancorp, Inc.	46,323	1,690,789
First Horizon National Corp.	76,505	944,072
First Niagara Financial Group, Inc.	114,529	1,082,299
FirstMerit Corp.	53,408	1,112,489
Fulton Financial Corp.	61,858	778,174
Hancock Holding Co.	26,630	975,989
International Bancshares Corp.	18,516	464,381
Prosperity Bancshares, Inc.	18,427	1,218,946
Signature Bank/New York*	15,297	1,921,150
SVB Financial Group*	14,833	1,910,194
Synovus Financial Corp.	314,686	1,066,786
TCF Financial Corp.	53,563	892,360
Trustmark Corp.	21,841	553,669
Valley National Bancorp	64,849	675,078
Webster Financial Corp.	29,250	908,505
Westamerica Bancorp	8,536	461,627

		23,516,935

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	17,221	3,445,061
Eaton Vance Corp.	39,705	1,515,143
Federated Investors, Inc., Class B	30,533	932,478
Greenhill & Co., Inc.	8,612	447,652
Janus Capital Group, Inc.	48,902	531,565
Raymond James Financial, Inc.	40,058	2,240,444
SEI Investments Co.	46,017	1,546,631
Waddell & Reed Financial, Inc., Class A	27,428	2,019,249

		12,678,223

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	27,953	1,582,140
MSCI, Inc.*	37,690	1,621,424

		3,203,564

Insurance (4.2%)
Alleghany Corp.*	5,404	2,201,481
American Financial Group, Inc./Ohio	23,181	1,337,775
Arthur J. Gallagher & Co.	43,288	2,059,643
Aspen Insurance Holdings Ltd.	21,054	835,844
Brown & Brown, Inc.	38,588	1,186,967
Everest Reinsurance Group Ltd.	15,312	2,343,502
Fidelity National Financial, Inc., Class A	89,356	2,809,353
First American Financial Corp.	34,355	912,125
Hanover Insurance Group, Inc.	14,205	872,755
HCC Insurance Holdings, Inc.	32,286	1,468,690
Kemper Corp.	16,540	647,872
Mercury General Corp.	10,403	468,967
Old Republic International Corp.	78,377	1,285,383
Primerica, Inc.	17,793	838,228
Protective Life Corp.	25,430	1,337,364
Reinsurance Group of America, Inc.	22,890	1,822,731
RenaissanceReinsurance Holdings Ltd.	13,481	1,315,746
StanCorp Financial Group, Inc.	14,130	943,884
W. R. Berkley Corp.	33,652	1,400,596

		26,088,906

Real Estate Investment Trusts (REITs) (7.5%)
Alexandria Real Estate Equities, Inc. (REIT)	23,174	1,681,505
American Campus Communities, Inc. (REIT)	33,903	1,266,277
BioMed Realty Trust, Inc. (REIT)	62,306	1,276,650
BRE Properties, Inc. (REIT)	25,007	1,569,940
Camden Property Trust (REIT)	27,629	1,860,537
Corporate Office Properties Trust/Maryland (REIT)	28,309	754,152
Corrections Corp. of America (REIT)	37,518	1,175,064
Duke Realty Corp. (REIT)	105,783	1,785,617
Equity One, Inc. (REIT)	20,523	458,484
Essex Property Trust, Inc. (REIT)	12,486	2,123,244
Extra Space Storage, Inc. (REIT)	35,585	1,726,228
Federal Realty Investment Trust (REIT)	21,610	2,479,099
Highwoods Properties, Inc. (REIT)	29,100	1,117,731
Home Properties, Inc. (REIT)	18,462	1,109,935
Hospitality Properties Trust (REIT)	48,360	1,388,899
Kilroy Realty Corp. (REIT)	26,560	1,555,885
Liberty Property Trust (REIT)	47,418	1,752,569
Mack-Cali Realty Corp. (REIT)	28,696	596,590
Mid-America Apartment Communities, Inc. (REIT)	24,251	1,655,616
National Retail Properties, Inc. (REIT)	39,472	1,354,679
Omega Healthcare Investors, Inc. (REIT)	40,192	1,347,236
Potlatch Corp. (REIT)	13,136	508,232
Rayonier, Inc. (REIT)	40,895	1,877,489
Realty Income Corp. (REIT)	70,976	2,900,079
Regency Centers Corp. (REIT)	29,870	1,525,162
Senior Housing Properties Trust (REIT)	60,882	1,368,019
SL Green Realty Corp. (REIT)	30,505	3,069,413
Taubman Centers, Inc. (REIT)	20,404	1,444,399
UDR, Inc. (REIT)	81,320	2,100,496
Weingarten Realty Investors (REIT)	36,307	1,089,210

		45,918,436

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	13,874	590,477
Jones Lang LaSalle, Inc.	14,395	1,705,808

		2,296,285

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp.	27,247	376,553
New York Community Bancorp, Inc.	142,997	2,297,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	33,189	$773,304

		3,447,819

Total Financials		117,150,168

Health Care (7.8%)
Biotechnology (0.5%)
Cubist Pharmaceuticals, Inc.*	24,193	1,769,718
United Therapeutics Corp.*	15,010	1,411,390

		3,181,108

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	23,200	1,201,528
Cooper Cos., Inc.	15,469	2,124,822
Hill-Rom Holdings, Inc.	18,571	715,726
Hologic, Inc.*	88,748	1,908,082
IDEXX Laboratories, Inc.*	16,678	2,024,709
Masimo Corp.*	16,724	456,733
ResMed, Inc.	45,817	2,047,562
Sirona Dental Systems, Inc.*	17,887	1,335,622
STERIS Corp.	19,075	910,831
Teleflex, Inc.	13,335	1,430,045
Thoratec Corp.*	18,387	658,439

		14,814,099

Health Care Providers & Services (2.5%)
Community Health Systems, Inc.*	36,681	1,436,795
Health Net, Inc.*	25,899	880,825
Henry Schein, Inc.*	27,627	3,297,835
LifePoint Hospitals, Inc.*	15,269	832,924
MEDNAX, Inc.*	32,733	2,028,791
Omnicare, Inc.	32,252	1,924,477
Owens & Minor, Inc.	20,431	715,698
Universal Health Services, Inc., Class B	29,022	2,381,836
VCA Antech, Inc.*	28,524	919,328
WellCare Health Plans, Inc.*	14,168	899,951

		15,318,460

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	51,575	929,897
HMS Holdings Corp.*	28,277	538,677

		1,468,574

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	6,503	833,165
Charles River Laboratories International, Inc.*	15,404	929,477
Covance, Inc.*	18,319	1,903,344
Mettler-Toledo International, Inc.*	9,500	2,238,960
Techne Corp.	10,749	917,642

		6,822,588

Pharmaceuticals (1.0%)
Endo International plc*	44,457	3,051,973
Mallinckrodt plc*	18,802	1,192,235
Salix Pharmaceuticals Ltd.*	20,482	2,122,140

		6,366,348

Total Health Care		47,971,177

Industrials (13.8%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	10,296	1,463,576
B/E Aerospace, Inc.*	31,947	2,772,680
Esterline Technologies Corp.*	10,295	1,096,829
Exelis, Inc.	61,320	1,165,693
Huntington Ingalls Industries, Inc.	15,748	1,610,391
Triumph Group, Inc.	16,977	1,096,375

		9,205,544

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	29,572	313,168

Airlines (0.4%)
Alaska Air Group, Inc.	22,201	2,071,575
JetBlue Airways Corp.*	73,724	640,662

		2,712,237

Building Products (0.8%)
A.O. Smith Corp.	24,802	1,141,388
Fortune Brands Home & Security, Inc.	53,576	2,254,478
Lennox International, Inc.	14,553	1,323,013

		4,718,879

Commercial Services & Supplies (1.4%)
Brink’s Co.	15,645	446,665
Clean Harbors, Inc.*	17,885	979,919
Copart, Inc.*	36,244	1,318,919
Deluxe Corp.	16,322	856,415
Herman Miller, Inc.	19,134	614,775
HNI Corp.	14,539	531,546
MSA Safety, Inc.	10,248	584,136
R.R. Donnelley & Sons Co.	63,999	1,145,582
Rollins, Inc.	20,820	629,597
Waste Connections, Inc.	39,980	1,753,523

		8,861,077

Construction & Engineering (0.6%)
AECOM Technology Corp.*	32,059	1,031,338
Granite Construction, Inc.	11,732	468,459
KBR, Inc.	47,932	1,278,826
URS Corp.	23,316	1,097,251

		3,875,874

Electrical Equipment (0.9%)
Acuity Brands, Inc.	13,927	1,846,303
General Cable Corp.	15,915	407,583
Hubbell, Inc., Class B	17,432	2,089,574
Regal-Beloit Corp.	14,592	1,060,984

		5,404,444

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	20,592	1,633,769

Machinery (4.5%)
AGCO Corp.	28,162	1,553,416
CLARCOR, Inc.	16,317	935,780
Crane Co.	15,837	1,126,803
Donaldson Co., Inc.	43,174	1,830,578
Graco, Inc.	19,672	1,470,285
Harsco Corp.	26,136	612,366
IDEX Corp.	26,163	1,907,021
ITT Corp.	29,573	1,264,541
Kennametal, Inc.	25,435	1,126,771
Lincoln Electric Holdings, Inc.	26,184	1,885,510
Nordson Corp.	19,570	1,379,489
Oshkosh Corp.	27,194	1,600,911
SPX Corp.	14,505	1,425,987
Terex Corp.	35,781	1,585,098
Timken Co.	25,191	1,480,727
Trinity Industries, Inc.	25,045	1,804,993
Valmont Industries, Inc.	8,681	1,292,080
Wabtec Corp.	31,044	2,405,910
Woodward, Inc.	19,333	802,899

		27,491,165

Marine (0.3%)
Kirby Corp.*	18,405	1,863,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.9%)
Corporate Executive Board Co.	10,888	$808,216
FTI Consulting, Inc.*	13,176	439,288
Manpowergroup, Inc.	25,732	2,028,454
Towers Watson & Co., Class A	20,744	2,365,853

		5,641,811

Road & Rail (1.1%)
Con-way, Inc.	18,431	757,146
Genesee & Wyoming, Inc., Class A*	16,470	1,602,860
J.B. Hunt Transport Services, Inc.	29,566	2,126,387
Landstar System, Inc.	14,702	870,652
Old Dominion Freight Line, Inc.*	22,582	1,281,303
Werner Enterprises, Inc.	14,881	379,614

		7,017,962

Trading Companies & Distributors (1.0%)
GATX Corp.	14,861	1,008,765
MSC Industrial Direct Co., Inc., Class A	15,264	1,320,641
United Rentals, Inc.*	30,144	2,861,871
Watsco, Inc.	8,789	878,109

		6,069,386

Total Industrials		84,808,822

Information Technology (13.0%)
Communications Equipment (0.8%)
ADTRAN, Inc.	18,308	446,898
Ciena Corp.*	34,002	773,206
InterDigital, Inc.	13,075	432,913
JDS Uniphase Corp.*	75,560	1,057,840
Plantronics, Inc.	13,898	617,766
Polycom, Inc.*	44,244	607,028
Riverbed Technology, Inc.*	51,711	1,019,224

		4,954,875

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	32,310	1,917,922
Avnet, Inc.	44,739	2,081,706
Ingram Micro, Inc., Class A*	50,001	1,478,029
Itron, Inc.*	12,694	451,145
Knowles Corp.*	27,516	868,680
National Instruments Corp.	31,818	912,858
Tech Data Corp.*	12,325	751,332
Trimble Navigation Ltd.*	84,021	3,265,896
Vishay Intertechnology, Inc.	43,933	653,723
Zebra Technologies Corp., Class A*	16,299	1,131,314

		13,512,605

Internet Software & Services (1.0%)
AOL, Inc.*	25,711	1,125,370
Conversant, Inc.*	20,518	577,582
Equinix, Inc.*	15,968	2,951,525
Rackspace Hosting, Inc.*	37,629	1,234,984

		5,889,461

IT Services (2.3%)
Acxiom Corp.*	24,722	850,313
Broadridge Financial Solutions, Inc.	38,641	1,435,127
Convergys Corp.	32,573	713,675
CoreLogic, Inc.*	29,502	886,240
DST Systems, Inc.	9,457	896,429
Gartner, Inc.*	29,812	2,070,145
Global Payments, Inc.	23,246	1,653,023
Jack Henry & Associates, Inc.	27,653	1,541,931
Leidos Holdings, Inc.	23,555	833,140
ManTech International Corp., Class A	7,659	225,251
NeuStar, Inc., Class A*	10,582	344,021
Science Applications International Corp.	13,501	504,802
VeriFone Systems, Inc.*	35,947	1,215,728
WEX, Inc.*	12,584	1,196,109

		14,365,934

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	199,826	801,302
Atmel Corp.*	137,664	1,150,871
Cree, Inc.*	39,329	2,224,448
Cypress Semiconductor Corp.*	46,006	472,482
Fairchild Semiconductor International, Inc.*	40,320	556,013
Integrated Device Technology, Inc.*	44,100	539,343
International Rectifier Corp.*	23,078	632,337
Intersil Corp., Class A	41,393	534,798
RF Micro Devices, Inc.*	91,493	720,965
Semtech Corp.*	22,235	563,435
Silicon Laboratories, Inc.*	12,735	665,404
Skyworks Solutions, Inc.*	61,101	2,292,509
SunEdison, Inc.*	79,503	1,497,836
Teradyne, Inc.*	62,763	1,248,356

		13,900,099

Software (3.5%)
ACI Worldwide, Inc.*	12,450	736,915
Advent Software, Inc.	13,149	386,055
ANSYS, Inc.*	29,928	2,305,055
Cadence Design Systems, Inc.*	93,524	1,453,363
CommVault Systems, Inc.*	14,450	938,527
Compuware Corp.	70,646	741,783
Concur Technologies, Inc.*	15,388	1,524,489
FactSet Research Systems, Inc.	12,860	1,386,437
Fair Isaac Corp.	11,308	625,559
Fortinet, Inc.*	44,270	975,268
Informatica Corp.*	35,332	1,334,843
Mentor Graphics Corp.	31,544	694,599
MICROS Systems, Inc.*	24,346	1,288,634
PTC, Inc.*	38,367	1,359,343
Rovi Corp.*	31,837	725,247
SolarWinds, Inc.*	21,157	901,923
Solera Holdings, Inc.	22,313	1,413,305
Synopsys, Inc.*	49,835	1,914,162
TIBCO Software, Inc.*	49,392	1,003,645

		21,709,152

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.*	31,045	1,836,312
Diebold, Inc.	20,812	830,191
Lexmark International, Inc., Class A	19,899	921,125
NCR Corp.*	53,919	1,970,739

		5,558,367

Total Information Technology		79,890,493

Materials (5.9%)
Chemicals (2.4%)
Albemarle Corp.	25,695	1,706,662
Ashland, Inc.	23,402	2,328,031
Cabot Corp.	19,374	1,144,228
Cytec Industries, Inc.	11,545	1,126,907
Intrepid Potash, Inc.*	17,956	277,600
Minerals Technologies, Inc.	11,150	719,844
NewMarket Corp.	3,615	1,412,670
Olin Corp.	25,739	710,654
RPM International, Inc.	43,076	1,802,300
Scotts Miracle-Gro Co., Class A	14,263	874,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	16,248	$916,550
Valspar Corp.	25,433	1,834,228

		14,853,710

Construction Materials (0.5%)
Eagle Materials, Inc.	16,167	1,433,366
Martin Marietta Materials, Inc.	14,930	1,916,266

		3,349,632

Containers & Packaging (1.4%)
AptarGroup, Inc.	21,187	1,400,461
Greif, Inc., Class A	9,884	518,811
Packaging Corp. of America	31,760	2,234,951
Rock-Tenn Co., Class A	23,186	2,447,746
Silgan Holdings, Inc.	14,169	701,649
Sonoco Products Co.	33,089	1,357,311

		8,660,929

Metals & Mining (1.3%)
Carpenter Technology Corp.	17,172	1,134,039
Commercial Metals Co.	37,985	717,157
Compass Minerals International, Inc.	10,841	894,599
Reliance Steel & Aluminum Co.	25,091	1,772,930
Royal Gold, Inc.	21,065	1,319,090
Steel Dynamics, Inc.	72,157	1,283,673
Worthington Industries, Inc.	17,100	654,075

		7,775,563

Paper & Forest Products (0.3%)
Domtar Corp.	10,524	1,181,003
Louisiana-Pacific Corp.*	45,658	770,251

		1,951,254

Total Materials		36,591,088

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	45,454	1,420,892

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	32,043	839,847

Total Telecommunication Services		2,260,739

Utilities (3.9%)
Electric Utilities (1.4%)
Cleco Corp.	19,573	990,002
Great Plains Energy, Inc.	49,781	1,346,078
Hawaiian Electric Industries, Inc.	32,831	834,564
IDACORP, Inc.	16,256	901,720
OGE Energy Corp.	64,234	2,361,242
PNM Resources, Inc.	25,794	697,212
Westar Energy, Inc.	41,665	1,464,942

		8,595,760

Gas Utilities (1.3%)
Atmos Energy Corp.	32,401	1,527,059
National Fuel Gas Co.	27,094	1,897,664
ONE Gas, Inc.*	16,824	604,486
Questar Corp.	56,655	1,347,256
UGI Corp.	37,121	1,693,089
WGL Holdings, Inc.	16,795	672,808

		7,742,362

Multi-Utilities (1.0%)
Alliant Energy Corp.	35,883	2,038,513
Black Hills Corp.	14,406	830,506
MDU Resources Group, Inc.	61,246	2,101,350
Vectren Corp.	26,673	1,050,650

		6,021,019

Water Utilities (0.2%)
Aqua America, Inc.	57,200	1,434,004

Total Utilities		23,793,145

Total Investments (82.6%) (Cost $421,301,720)		507,436,091
Other Assets Less Liabilities (17.4%)		107,039,059

Net Assets (100%)		$614,475,150

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	781	June-14	$107,025,398	$107,379,690	$354,292

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$68,374,634	$—	$—	$68,374,634
Consumer Staples	16,480,545	—	—	16,480,545
Energy	30,115,280	—	—	30,115,280
Financials	117,150,168	—	—	117,150,168
Health Care	47,971,177	—	—	47,971,177
Industrials	84,808,822	—	—	84,808,822
Information Technology	79,890,493	—	—	79,890,493
Materials	36,591,088	—	—	36,591,088
Telecommunication Services	2,260,739	—	—	2,260,739
Utilities	23,793,145	—	—	23,793,145
Futures	354,292	—	—	354,292

Total Assets	$507,790,383	$—	$—	$507,790,383

Total Liabilities	$—	$—	$—	$—

Total	$507,790,383	$—	$—	$507,790,383

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,504,484
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,681,622

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,058,126
Aggregate gross unrealized depreciation	(6,956,020)

Net unrealized appreciation	$86,102,106

Federal income tax cost of investments	$421,333,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	65,506	$1,213,171
Cooper Tire & Rubber Co.	61,948	1,505,336
Dana Holding Corp.	154,261	3,589,654
Dorman Products, Inc.*	24,634	1,454,884
Drew Industries, Inc.	22,306	1,208,985
Federal-Mogul Corp.*	19,462	364,134
Fox Factory Holding Corp.*	9,678	182,914
Fuel Systems Solutions, Inc.*	13,366	143,818
Gentherm, Inc.*	34,259	1,189,473
Modine Manufacturing Co.*	46,385	679,540
Remy International, Inc.	13,828	326,617
Shiloh Industries, Inc.*	6,026	106,901
Spartan Motors, Inc.	33,764	173,547
Standard Motor Products, Inc.	19,482	696,871
Stoneridge, Inc.*	27,877	313,059
Superior Industries International, Inc.	22,916	469,549
Tenneco, Inc.*	59,461	3,452,900
Tower International, Inc.*	5,689	154,855

		17,226,208

Automobiles (0.0%)
Winnebago Industries, Inc.*	27,610	756,238

Distributors (0.2%)
Core-Mark Holding Co., Inc.	11,171	811,015
Pool Corp.	45,516	2,791,041
VOXX International Corp.*	18,400	251,712
Weyco Group, Inc.	6,521	176,197

		4,029,965

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	17,376	609,550
Ascent Capital Group, Inc., Class A*	13,729	1,037,226
Bridgepoint Education, Inc.*	14,817	220,625
Bright Horizons Family Solutions, Inc.*	11,691	457,235
Capella Education Co.	10,887	687,514
Career Education Corp.*	54,324	405,257
Carriage Services, Inc.	15,471	282,191
Corinthian Colleges, Inc.*	78,466	108,283
Education Management Corp.*	23,743	115,628
Grand Canyon Education, Inc.*	44,308	2,069,184
Hillenbrand, Inc.	53,800	1,739,354
Houghton Mifflin Harcourt Co.*	20,725	421,339
ITT Educational Services, Inc.*	23,000	659,640
JTH Holding, Inc., Class A*	4,590	127,327
K12, Inc.*	26,796	606,929
LifeLock, Inc.*	62,409	1,067,818
Lincoln Educational Services Corp.	23,596	88,957
Matthews International Corp., Class A	26,723	1,090,566
Regis Corp.	46,799	641,146
Sotheby’s, Inc.	66,860	2,911,753
Steiner Leisure Ltd.*	14,451	668,359
Strayer Education, Inc.*	10,706	497,080
Universal Technical Institute, Inc.	21,163	274,061

		16,787,022

Hotels, Restaurants & Leisure (1.9%)
Biglari Holdings, Inc.*	1,422	693,211
BJ’s Restaurants, Inc.*	23,984	784,517
Bloomin’ Brands, Inc.*	54,055	1,302,725
Bob Evans Farms, Inc.	24,113	1,206,373
Boyd Gaming Corp.*	67,708	893,746
Bravo Brio Restaurant Group, Inc.*	19,243	271,519
Buffalo Wild Wings, Inc.*	18,350	2,732,315
Caesars Entertainment Corp.*	39,323	747,530
Carrols Restaurant Group, Inc.*	23,379	167,627
Cheesecake Factory, Inc.	52,214	2,486,953
Churchill Downs, Inc.	13,385	1,222,051
Chuy’s Holdings, Inc.*	15,931	687,263
ClubCorp Holdings, Inc.	20,354	384,691
Cracker Barrel Old Country Store, Inc.	19,259	1,872,745
Del Frisco’s Restaurant Group, Inc.*	10,561	294,652
Denny’s Corp.*	90,341	580,893
Diamond Resorts International, Inc.*	17,791	301,557
DineEquity, Inc.	16,166	1,262,080
Diversified Restaurant Holdings, Inc.*	9,900	49,500
Einstein Noah Restaurant Group, Inc.	6,922	113,936
Fiesta Restaurant Group, Inc.*	21,802	993,953
Ignite Restaurant Group, Inc.*	6,816	95,901
International Speedway Corp., Class A	27,019	918,376
Interval Leisure Group, Inc.	38,426	1,004,456
Intrawest Resorts Holdings, Inc.*	17,555	228,917
Isle of Capri Casinos, Inc.*	21,002	161,085
Jack in the Box, Inc.*	40,977	2,415,184
Jamba, Inc.*	16,085	192,940
Krispy Kreme Doughnuts, Inc.*	63,895	1,132,858
Life Time Fitness, Inc.*	42,061	2,023,134
Luby’s, Inc.*	20,012	123,274
Marcus Corp.	18,894	315,530
Marriott Vacations Worldwide Corp.*	28,430	1,589,521
Monarch Casino & Resort, Inc.*	8,682	160,877
Morgans Hotel Group Co.*	26,998	217,064
Multimedia Games Holding Co., Inc.*	28,355	823,429
Nathan’s Famous, Inc.*	2,526	123,749
Noodles & Co.*	6,114	241,320
Orient-Express Hotels Ltd., Class A*	93,596	1,348,718
Papa John’s International, Inc.	31,288	1,630,418
Pinnacle Entertainment, Inc.*	54,648	1,295,158
Popeyes Louisiana Kitchen, Inc.*	23,238	944,392
Potbelly Corp.*	8,236	147,177
Red Robin Gourmet Burgers, Inc.*	13,791	988,539
Ruby Tuesday, Inc.*	60,458	339,169
Ruth’s Hospitality Group, Inc.	35,297	426,741
Scientific Games Corp., Class A*	46,996	645,255
Sonic Corp.*	54,782	1,248,482
Speedway Motorsports, Inc.	11,587	217,025
Texas Roadhouse, Inc.	61,081	1,592,992
Town Sports International Holdings, Inc.	23,222	197,155
Vail Resorts, Inc.	35,150	2,449,955

		44,288,628

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	10,216	151,708
Beazer Homes USA, Inc.*	24,669	495,354
Blyth, Inc.	9,316	99,961
Cavco Industries, Inc.*	6,849	537,304
CSS Industries, Inc.	8,292	223,884
Ethan Allen Interiors, Inc.	24,474	622,863
EveryWare Global, Inc.*	9,454	43,110
Flexsteel Industries, Inc.	4,762	179,146
Helen of Troy Ltd.*	31,185	2,158,938
Hooker Furniture Corp.	10,790	168,971
Hovnanian Enterprises, Inc., Class A*	111,403	526,936
Installed Building Products, Inc.*	7,471	104,220
iRobot Corp.*	27,562	1,131,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
KB Home	81,634	$1,386,962
La-Z-Boy, Inc.	51,098	1,384,756
LGI Homes, Inc.*	9,746	168,118
Libbey, Inc.*	20,583	535,158
Lifetime Brands, Inc.	9,985	178,332
M.D.C. Holdings, Inc.	38,217	1,080,777
M/I Homes, Inc.*	23,788	533,327
Meritage Homes Corp.*	37,848	1,585,074
NACCO Industries, Inc., Class A	4,452	241,343
New Home Co., Inc.*	7,959	113,336
Ryland Group, Inc.	45,106	1,801,083
Skullcandy, Inc.*	17,664	162,156
Standard Pacific Corp.*	144,706	1,202,507
TRI Pointe Homes, Inc.*	14,589	236,779
UCP, Inc., Class A*	7,238	109,004
Universal Electronics, Inc.*	15,275	586,407
WCI Communities, Inc.*	6,918	136,700
William Lyon Homes, Class A*	13,579	374,916
ZAGG, Inc.*	30,142	139,256

		18,399,806

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	24,423	137,502
Blue Nile, Inc.*	12,227	425,500
FTD Cos., Inc.*	18,173	578,083
HSN, Inc.	33,036	1,973,240
Nutrisystem, Inc.	28,248	425,697
Orbitz Worldwide, Inc.*	23,167	181,629
Overstock.com, Inc.*	10,992	216,543
PetMed Express, Inc.	19,869	266,443
RetailMeNot, Inc.*	9,687	309,984
Shutterfly, Inc.*	37,112	1,583,940
ValueVision Media, Inc., Class A*	37,683	183,140
Vitacost.com, Inc.*	21,769	154,342

		6,436,043

Leisure Products (0.4%)
Arctic Cat, Inc.	12,963	619,502
Black Diamond, Inc.*	22,147	270,858
Brunswick Corp.	88,442	4,005,538
Callaway Golf Co.	74,307	759,418
JAKKS Pacific, Inc.	18,672	134,812
Johnson Outdoors, Inc., Class A	4,673	118,788
LeapFrog Enterprises, Inc.*	62,587	469,402
Malibu Boats, Inc., Class A*	8,025	178,315
Marine Products Corp.	10,710	80,539
Nautilus, Inc.*	30,310	291,885
Smith & Wesson Holding Corp.*	54,878	802,316
Sturm Ruger & Co., Inc.	18,856	1,127,589

		8,858,962

Media (1.0%)
AH Belo Corp., Class A	18,212	210,895
AMC Entertainment Holdings, Inc., Class A*	20,568	498,774
Beasley Broadcasting Group, Inc., Class A	3,690	33,579
Carmike Cinemas, Inc.*	22,686	677,404
Central European Media Enterprises Ltd., Class A*	75,746	222,693
Crown Media Holdings, Inc., Class A*	35,394	135,913
Cumulus Media, Inc., Class A*	90,391	624,602
Daily Journal Corp.*	850	147,024
Dex Media, Inc.*	16,468	151,506
Entercom Communications Corp., Class A*	23,569	237,340
Entravision Communications Corp., Class A	54,217	363,254
EW Scripps Co., Class A*	30,723	544,411
Global Sources Ltd.*	18,510	165,850
Gray Television, Inc.*	49,469	512,993
Harte-Hanks, Inc.	42,568	376,301
Hemisphere Media Group, Inc.*	8,181	102,999
Journal Communications, Inc., Class A*	43,397	384,497
Live Nation Entertainment, Inc.*	137,460	2,989,755
Loral Space & Communications, Inc.*	12,711	899,049
Martha Stewart Living Omnimedia, Inc., Class A*	24,479	110,890
McClatchy Co., Class A*	59,980	385,072
MDC Partners, Inc., Class A	38,610	881,080
Media General, Inc., Class A*	18,907	347,322
Meredith Corp.	35,027	1,626,304
National CineMedia, Inc.	59,693	895,395
New York Times Co., Class A	126,085	2,158,575
Nexstar Broadcasting Group, Inc., Class A	28,623	1,073,935
ReachLocal, Inc.*	9,780	96,333
Reading International, Inc., Class A*	16,814	123,247
Rentrak Corp.*	10,278	619,558
Saga Communications, Inc., Class A	4,795	238,263
Salem Communications Corp., Class A	9,551	95,414
Scholastic Corp.	25,537	880,516
SFX Entertainment, Inc.*	19,356	136,460
Sinclair Broadcast Group, Inc., Class A	66,892	1,812,104
Sizmek, Inc.*	23,778	252,760
World Wrestling Entertainment, Inc., Class A	28,283	816,813

		21,828,880

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	13,471	147,912
Burlington Stores, Inc.*	15,173	447,907
Fred’s, Inc., Class A	36,070	649,621
Gordmans Stores, Inc.	8,777	47,922
Tuesday Morning Corp.*	42,139	596,267

		1,889,629

Specialty Retail (2.2%)
Aeropostale, Inc.*	77,436	388,729
America’s Car-Mart, Inc.*	7,903	290,198
ANN, Inc.*	46,042	1,909,822
Asbury Automotive Group, Inc.*	30,382	1,680,428
Barnes & Noble, Inc.*	39,227	819,844
bebe stores, Inc.	34,366	210,320
Big 5 Sporting Goods Corp.	16,661	267,409
Body Central Corp.*	15,714	16,814
Brown Shoe Co., Inc.	42,037	1,115,662
Buckle, Inc.	27,332	1,251,806
Cato Corp., Class A	27,305	738,327
Children’s Place Retail Stores, Inc.	22,471	1,119,281
Christopher & Banks Corp.*	35,049	231,674
Citi Trends, Inc.*	14,914	242,949
Conn’s, Inc.*	21,828	848,018
Container Store Group, Inc.*	14,167	480,970
Destination Maternity Corp.	13,390	366,886
Destination XL Group, Inc.*	41,771	235,588
Express, Inc.*	83,291	1,322,661
Finish Line, Inc., Class A	47,959	1,299,209
Five Below, Inc.*	32,021	1,360,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Francesca’s Holdings Corp.*	43,448	$788,147
Genesco, Inc.*	23,426	1,746,877
Group 1 Automotive, Inc.	21,182	1,390,810
Haverty Furniture Cos., Inc.	19,395	576,032
hhgregg, Inc.*	11,779	113,196
Hibbett Sports, Inc.*	25,382	1,342,200
Jos. A. Bank Clothiers, Inc.*	26,440	1,700,092
Kirkland’s, Inc.*	13,862	256,308
Lithia Motors, Inc., Class A	21,638	1,438,062
Lumber Liquidators Holdings, Inc.*	26,873	2,520,687
MarineMax, Inc.*	24,113	366,276
Mattress Firm Holding Corp.*	13,224	632,504
Men’s Wearhouse, Inc.	46,393	2,272,329
Monro Muffler Brake, Inc.	30,507	1,735,238
New York & Co., Inc.*	29,306	128,653
Office Depot, Inc.*	468,857	1,936,379
Outerwall, Inc.*	19,922	1,444,345
Pacific Sunwear of California, Inc.*	44,018	130,733
Penske Automotive Group, Inc.	41,294	1,765,731
PEP Boys-Manny, Moe & Jack*	52,266	664,824
Pier 1 Imports, Inc.	92,678	1,749,761
RadioShack Corp.*	97,737	207,202
Rent-A-Center, Inc.	52,089	1,385,567
Restoration Hardware Holdings, Inc.*	17,215	1,266,852
Sears Hometown and Outlet Stores, Inc.*	8,286	195,964
Select Comfort Corp.*	54,239	980,641
Shoe Carnival, Inc.	14,910	343,526
Sonic Automotive, Inc., Class A	37,842	850,688
Stage Stores, Inc.	31,704	775,163
Stein Mart, Inc.	27,557	386,074
Systemax, Inc.*	10,415	155,288
Tile Shop Holdings, Inc.*	18,496	285,763
Tilly’s, Inc., Class A*	10,087	118,018
Trans World Entertainment Corp.	9,111	33,073
Vitamin Shoppe, Inc.*	29,632	1,408,113
West Marine, Inc.*	16,307	185,411
Wet Seal, Inc., Class A*	90,765	119,810
Winmark Corp.	2,210	167,209
Zale Corp.*	31,928	667,615
Zumiez, Inc.*	20,853	505,477

		50,933,485

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	55,200	27,655
Columbia Sportswear Co.	12,601	1,041,473
Crocs, Inc.*	85,993	1,341,491
Culp, Inc.	8,140	160,684
G-III Apparel Group Ltd.*	16,356	1,170,762
Iconix Brand Group, Inc.*	47,453	1,863,479
Jones Group, Inc.	77,949	1,166,897
Kate Spade & Co.*	117,228	4,347,987
Movado Group, Inc.	17,190	783,004
Oxford Industries, Inc.	13,057	1,021,057
Perry Ellis International, Inc.*	12,276	168,672
Quiksilver, Inc.*	129,125	969,729
R.G. Barry Corp.	9,602	181,286
Skechers U.S.A., Inc., Class A*	37,759	1,379,714
Steven Madden Ltd.*	58,798	2,115,552
Tumi Holdings, Inc.*	46,732	1,057,545
Unifi, Inc.*	14,572	336,176
Vera Bradley, Inc.*	21,363	576,587
Vince Holding Corp.*	11,333	298,738
Wolverine World Wide, Inc.	98,149	2,802,154

		22,810,642

Total Consumer Discretionary		214,245,508

Consumer Staples (2.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	8,060	1,972,524
Coca-Cola Bottling Co. Consolidated	4,562	387,679
Craft Brew Alliance, Inc.*	9,927	151,585
National Beverage Corp.*	11,083	216,229

		2,728,017

Food & Staples Retailing (0.9%)
Andersons, Inc.	27,283	1,616,245
Casey’s General Stores, Inc.	37,531	2,536,720
Chefs’ Warehouse, Inc.*	16,284	348,478
Fairway Group Holdings Corp.*	15,691	119,879
Ingles Markets, Inc., Class A	11,657	277,670
Natural Grocers by Vitamin Cottage, Inc.*	8,680	378,969
Pantry, Inc.*	23,112	354,538
PriceSmart, Inc.	18,503	1,867,508
Rite Aid Corp.*	713,607	4,474,316
Roundy’s, Inc.	27,764	191,016
Spartan Stores, Inc.	35,954	834,492
SUPERVALU, Inc.*	198,198	1,355,674
Susser Holdings Corp.*	17,580	1,098,223
United Natural Foods, Inc.*	48,200	3,418,344
Village Super Market, Inc., Class A	6,233	164,551
Weis Markets, Inc.	10,925	538,056

		19,574,679

Food Products (1.2%)
Alico, Inc.	2,718	102,469
Annie’s, Inc.*	13,428	539,671
B&G Foods, Inc.	51,761	1,558,524
Boulder Brands, Inc.*	58,471	1,030,259
Calavo Growers, Inc.	12,045	428,561
Cal-Maine Foods, Inc.	14,629	918,409
Chiquita Brands International, Inc.*	45,436	565,678
Darling International, Inc.*	154,726	3,097,614
Diamond Foods, Inc.*	21,575	753,615
Farmer Bros Co.*	5,614	110,596
Fresh Del Monte Produce, Inc.	36,649	1,010,413
Griffin Land & Nurseries, Inc.	2,370	71,669
Hain Celestial Group, Inc.*	37,579	3,437,351
Inventure Foods, Inc.*	14,060	196,559
J&J Snack Foods Corp.	14,571	1,398,379
John B. Sanfilippo & Son, Inc.	7,577	174,422
Lancaster Colony Corp.	18,137	1,803,180
Lifeway Foods, Inc.	4,448	65,386
Limoneira Co.	9,807	222,423
Omega Protein Corp.*	19,465	234,943
Pilgrim’s Pride Corp.*	59,091	1,236,184
Post Holdings, Inc.*	37,570	2,070,858
Sanderson Farms, Inc.	22,427	1,760,295
Seaboard Corp.*	287	752,356
Seneca Foods Corp., Class A*	7,822	246,237
Snyder’s-Lance, Inc.	46,471	1,310,017
Tootsie Roll Industries, Inc.	19,888	595,460
TreeHouse Foods, Inc.*	35,439	2,551,254

		28,242,782

Household Products (0.2%)
Central Garden & Pet Co., Class A*	41,260	341,220
Harbinger Group, Inc.*	32,453	396,900
Oil-Dri Corp. of America	4,624	159,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Orchids Paper Products Co.	5,864	$179,438
Spectrum Brands Holdings, Inc.	21,027	1,675,852
WD-40 Co.	15,099	1,171,230

		3,924,353

Personal Products (0.2%)
Elizabeth Arden, Inc.*	25,267	745,629
Female Health Co.	22,007	170,774
Inter Parfums, Inc.	15,916	576,318
Lifevantage Corp.*	97,778	128,089
Medifast, Inc.*	12,647	367,901
Nature’s Sunshine Products, Inc.	10,888	150,037
Nutraceutical International Corp.*	8,227	213,820
Revlon, Inc., Class A*	11,000	281,050
Star Scientific, Inc.*	170,044	133,434
Synutra International, Inc.*	17,025	113,897
USANA Health Sciences, Inc.*	5,907	445,034

		3,325,983

Tobacco (0.1%)
Alliance One International, Inc.*	88,340	257,953
Universal Corp.	21,673	1,211,304
Vector Group Ltd.	63,075	1,358,635

		2,827,892

Total Consumer Staples		60,623,706

Energy (4.1%)
Energy Equipment & Services (1.4%)
Basic Energy Services, Inc.*	29,055	796,398
Bolt Technology Corp.	8,673	171,465
Bristow Group, Inc.	35,351	2,669,707
C&J Energy Services, Inc.*	43,865	1,279,103
Cal Dive International, Inc.(b)*	94,028	159,848
CARBO Ceramics, Inc.	19,360	2,671,486
CHC Group Ltd.*	34,741	256,736
Dawson Geophysical Co.	7,896	221,167
Era Group, Inc.*	19,817	580,836
Exterran Holdings, Inc.	56,216	2,466,758
Forum Energy Technologies, Inc.*	38,328	1,187,401
Geospace Technologies Corp.*	12,559	831,029
Gulf Island Fabrication, Inc.	14,351	310,125
Gulfmark Offshore, Inc., Class A	26,040	1,170,238
Helix Energy Solutions Group, Inc.*	103,445	2,377,166
Hercules Offshore, Inc.*	157,062	720,915
Hornbeck Offshore Services, Inc.*	34,943	1,460,967
ION Geophysical Corp.*	131,338	552,933
Key Energy Services, Inc.*	148,571	1,372,796
Matrix Service Co.*	25,351	856,357
Mitcham Industries, Inc.*	12,501	174,264
Natural Gas Services Group, Inc.*	12,087	364,302
Newpark Resources, Inc.*	84,675	969,529
North Atlantic Drilling Ltd.	69,833	617,324
Nuverra Environmental Solutions, Inc.*	13,800	280,002
Parker Drilling Co.*	117,141	830,530
PHI, Inc. (Non-Voting)*	12,337	545,789
Pioneer Energy Services Corp.*	61,189	792,398
RigNet, Inc.*	11,588	623,782
SEACOR Holdings, Inc.*	19,589	1,692,881
Tesco Corp.*	29,729	549,986
TETRA Technologies, Inc.*	76,174	975,027
TGC Industries, Inc.*	15,364	91,416
Vantage Drilling Co.*	197,186	337,188
Willbros Group, Inc.*	39,271	495,600

		31,453,449

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	80,765	319,829
Adams Resources & Energy, Inc.	2,127	123,196
Alon USA Energy, Inc.	23,501	351,105
Alpha Natural Resources, Inc.*	214,761	912,734
Amyris, Inc.*	24,765	92,374
Apco Oil and Gas International, Inc.*	8,941	129,198
Approach Resources, Inc.*	33,886	708,556
Arch Coal, Inc.	208,575	1,005,332
Athlon Energy, Inc.*	17,642	625,409
Bill Barrett Corp.*	47,558	1,217,485
Bonanza Creek Energy, Inc.*	28,748	1,276,411
BPZ Resources, Inc.*	116,239	369,640
Callon Petroleum Co.*	39,412	329,878
Carrizo Oil & Gas, Inc.*	44,367	2,371,860
Clayton Williams Energy, Inc.*	5,703	644,496
Clean Energy Fuels Corp.*	67,993	607,857
Cloud Peak Energy, Inc.*	59,226	1,252,038
Comstock Resources, Inc.	47,011	1,074,201
Contango Oil & Gas Co.*	14,383	686,644
Delek U.S. Holdings, Inc.	36,420	1,057,637
Diamondback Energy, Inc.*	20,691	1,392,711
Emerald Oil, Inc.*	55,769	374,768
Endeavour International Corp.*	48,196	156,637
Energy XXI Bermuda Ltd.	71,219	1,678,632
EPL Oil & Gas, Inc.*	29,126	1,124,264
Equal Energy Ltd.	35,148	160,978
Evolution Petroleum Corp.	16,568	210,911
EXCO Resources, Inc.	165,557	927,119
Forest Oil Corp.*	118,397	226,138
Frontline Ltd.*	55,287	217,278
FX Energy, Inc.*	51,486	171,963
GasLog Ltd.	30,178	702,846
Gastar Exploration, Inc.*	54,461	297,902
Goodrich Petroleum Corp.*	30,868	488,332
Green Plains Renewable Energy, Inc.	24,439	732,192
Halcon Resources Corp.*	225,594	976,822
Hallador Energy Co.	9,199	78,652
Isramco, Inc.*	933	123,632
Jones Energy, Inc., Class A*	10,593	160,378
KiOR, Inc., Class A*	41,503	23,781
Knightsbridge Tankers Ltd.	30,148	408,505
Kodiak Oil & Gas Corp.*	259,493	3,150,245
L&L Energy, Inc.(b)*†	29,325	49,266
Magnum Hunter Resources Corp.*	167,813	1,426,411
Matador Resources Co.*	56,744	1,389,661
Midstates Petroleum Co., Inc.*	33,507	179,598
Miller Energy Resources, Inc.*	30,605	179,957
Nordic American Tankers Ltd.	74,204	730,167
Northern Oil and Gas, Inc.*	62,109	908,034
Panhandle Oil and Gas, Inc., Class A.	6,829	297,813
PDC Energy, Inc.*	34,788	2,165,901
Penn Virginia Corp.*	53,657	938,461
PetroQuest Energy, Inc.*	56,650	322,905
Quicksilver Resources, Inc.*	123,754	325,473
Renewable Energy Group, Inc.*	21,784	260,972
Rentech, Inc.*	79,306	150,681
Resolute Energy Corp.*	66,767	480,722
REX American Resources Corp.*	5,366	306,130
Rex Energy Corp.*	44,469	832,015
Rosetta Resources, Inc.*	59,721	2,781,804
RSP Permian, Inc.*	22,470	649,158
Sanchez Energy Corp.*	37,095	1,099,125
Scorpio Tankers, Inc.	180,497	1,799,555
SemGroup Corp., Class A	41,387	2,718,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Finance International Ltd.	54,995	$988,260
Solazyme, Inc.*	47,605	552,694
Stone Energy Corp.*	48,792	2,047,800
Swift Energy Co.*	42,605	458,430
Synergy Resources Corp.*	49,873	536,135
Targa Resources Corp.	32,161	3,192,301
Teekay Tankers Ltd., Class A	60,673	214,782
Triangle Petroleum Corp.*	66,954	551,701
Uranium Energy Corp.*	85,609	113,004
Ur-Energy, Inc.*	125,299	194,213
VAALCO Energy, Inc.*	57,111	488,299
W&T Offshore, Inc.	33,794	584,974
Warren Resources, Inc.*	71,679	344,059
Western Refining, Inc.	53,358	2,059,619
Westmoreland Coal Co.*	11,412	339,849
ZaZa Energy Corp.*	33,829	25,443

		61,624,236

Total Energy		93,077,685

Financials (16.8%)
Banks (5.3%)
1st Source Corp.	15,097	484,463
1st United Bancorp, Inc./Florida	29,712	227,594
Access National Corp.	7,278	117,976
American National Bankshares, Inc.	8,147	191,617
Ameris Bancorp*	24,778	577,327
Ames National Corp.	9,406	207,308
Arrow Financial Corp.	10,904	288,302
BancFirst Corp.	7,152	405,018
Banco Latinoamericano de Comercio Exterior S.A., Class E	28,523	753,292
Bancorp, Inc./Delaware*	32,437	610,140
BancorpSouth, Inc.	93,296	2,328,668
Bank of Kentucky Financial Corp.	6,164	231,397
Bank of Marin Bancorp/California	5,437	244,774
Bank of the Ozarks, Inc.	30,492	2,075,286
Banner Corp.	18,935	780,311
Bar Harbor Bankshares	4,041	154,972
BBCN Bancorp, Inc.	77,189	1,323,019
BNC Bancorp	18,155	314,626
Boston Private Financial Holdings, Inc.	77,747	1,051,917
Bridge Bancorp, Inc.	11,370	303,693
Bridge Capital Holdings*	9,501	225,744
Bryn Mawr Bank Corp.	13,556	389,464
C&F Financial Corp.	3,233	107,142
Camden National Corp.	7,685	316,622
Capital Bank Financial Corp., Class A*	23,064	579,137
Capital City Bank Group, Inc.	12,417	164,898
Cardinal Financial Corp.	31,770	566,459
Cascade Bancorp*	5,704	31,942
Cathay General Bancorp	77,230	1,945,424
Center Bancorp, Inc.	11,717	222,623
Centerstate Banks, Inc.	29,845	325,907
Central Pacific Financial Corp.	21,473	433,755
Century Bancorp, Inc./Massachusetts, Class A	3,318	113,177
Chemical Financial Corp.	28,898	937,740
Chemung Financial Corp.	3,742	101,483
Citizens & Northern Corp.	12,681	249,942
City Holding Co.	15,683	703,539
CNB Financial Corp./Pennsylvania	14,585	257,863
CoBiz Financial, Inc.	35,185	405,331
Columbia Banking System, Inc.	49,929	1,423,975
Community Bank System, Inc.	39,282	1,532,784
Community Trust Bancorp, Inc.	14,079	583,997
CommunityOne Bancorp*	10,803	121,210
ConnectOne Bancorp, Inc.*	1,758	86,072
CU Bancorp*	9,001	165,618
Customers Bancorp, Inc.*	19,778	412,767
CVB Financial Corp.	90,180	1,433,862
Eagle Bancorp, Inc.*	22,024	795,066
Enterprise Bancorp, Inc./Massachusetts	7,395	150,414
Enterprise Financial Services Corp.	19,083	382,996
F.N.B. Corp./Pennsylvania	153,476	2,056,578
Farmers Capital Bank Corp.*	7,177	161,195
Fidelity Southern Corp.	14,867	207,692
Financial Institutions, Inc.	13,823	318,205
First Bancorp, Inc./Maine	9,923	161,745
First Bancorp/North Carolina	19,493	370,367
First BanCorp/Puerto Rico*	71,628	389,656
First Busey Corp.	72,236	418,969
First Commonwealth Financial Corp.	96,992	876,808
First Community Bancshares, Inc./Virginia	16,899	276,468
First Connecticut Bancorp, Inc./Connecticut	16,715	261,757
First Financial Bancorp	56,996	1,024,788
First Financial Bankshares, Inc.	31,010	1,916,108
First Financial Corp./Indiana	11,300	380,584
First Financial Holdings, Inc.	23,553	1,474,889
First Interstate Bancsystem, Inc.	16,597	468,367
First Merchants Corp.	34,581	748,333
First Midwest Bancorp, Inc./Illinois	73,854	1,261,426
First NBC Bank Holding Co.*	4,189	146,029
First of Long Island Corp.	7,919	321,591
First Security Group, Inc./Tennessee*	65,523	136,288
FirstMerit Corp.	162,931	3,393,853
Flushing Financial Corp.	30,466	641,919
German American Bancorp, Inc.	12,630	364,881
Glacier Bancorp, Inc.	70,655	2,053,941
Great Southern Bancorp, Inc.	10,346	310,690
Guaranty Bancorp	14,604	208,107
Hampton Roads Bankshares, Inc.*	33,354	53,033
Hancock Holding Co.	83,304	3,053,092
Hanmi Financial Corp.	31,187	726,657
Heartland Financial USA, Inc.	14,766	398,534
Heritage Commerce Corp.	21,173	170,654
Heritage Financial Corp./Washington	15,305	258,961
Heritage Oaks Bancorp*	21,093	170,431
Home BancShares, Inc./Arkansas	44,325	1,525,666
Home Federal Bancorp, Inc./Idaho	14,414	224,282
HomeTrust Bancshares, Inc.*	19,853	313,280
Horizon Bancorp/Indiana	8,784	195,708
Hudson Valley Holding Corp.	16,438	313,144
IBERIABANK Corp.	29,101	2,041,435
Independent Bank Corp./Massachusetts	23,164	911,967
Independent Bank Group, Inc.	3,844	225,835
International Bancshares Corp.	52,401	1,314,217
Intervest Bancshares Corp., Class A*	17,251	128,520
Investors Bancorp, Inc.	49,522	1,368,788
Lakeland Bancorp, Inc.	35,650	401,062
Lakeland Financial Corp.	16,371	658,442
LCNB Corp.	7,343	127,034
Macatawa Bank Corp.	23,112	116,484
MainSource Financial Group, Inc.	20,169	344,890
MB Financial, Inc.	53,699	1,662,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Mercantile Bank Corp.	8,736	$180,136
Merchants Bancshares, Inc./Vermont	5,807	189,366
Metro Bancorp, Inc.*	14,029	296,573
Middleburg Financial Corp.	5,565	98,000
MidSouth Bancorp, Inc.	8,460	142,382
MidWestOne Financial Group, Inc.	6,773	170,951
National Bank Holdings Corp., Class A	43,943	881,936
National Bankshares, Inc./Virginia	6,999	255,533
National Penn Bancshares, Inc.	114,816	1,199,827
NBT Bancorp, Inc.	43,040	1,052,758
NewBridge Bancorp*	25,625	182,962
Northrim BanCorp, Inc.	6,757	173,587
OFG Bancorp	44,495	764,869
Old National Bancorp/Indiana	99,514	1,483,754
OmniAmerican Bancorp, Inc.	11,338	258,393
Pacific Continental Corp.	18,084	248,836
Pacific Premier Bancorp, Inc.*	16,408	264,825
PacWest Bancorp	37,142	1,597,477
Palmetto Bancshares, Inc.*	4,100	57,769
Park National Corp.	11,459	881,083
Park Sterling Corp.	44,295	294,562
Peapack-Gladstone Financial Corp.	10,622	233,684
Penns Woods Bancorp, Inc.	4,960	241,949
Peoples Bancorp, Inc./Ohio	10,792	266,886
Pinnacle Financial Partners, Inc.	34,206	1,282,383
Preferred Bank/California*	11,668	302,901
PrivateBancorp, Inc.	63,448	1,935,798
Prosperity Bancshares, Inc.	59,215	3,917,072
Renasant Corp.	30,358	881,900
Republic Bancorp, Inc./Kentucky, Class A	10,161	229,639
S&T Bancorp, Inc.	29,565	700,690
Sandy Spring Bancorp, Inc.	24,772	618,805
Seacoast Banking Corp. of Florida*	16,533	181,863
Sierra Bancorp	12,343	196,501
Simmons First National Corp., Class A	16,411	611,638
Southside Bancshares, Inc.	17,835	559,662
Southwest Bancorp, Inc./Oklahoma	19,452	343,522
State Bank Financial Corp.	31,649	559,871
Sterling Bancorp/Delaware	81,703	1,034,360
Sterling Financial Corp./Washington	33,273	1,108,989
Suffolk Bancorp*	11,559	257,766
Sun Bancorp, Inc./New Jersey*	41,353	138,946
Susquehanna Bancshares, Inc.	182,787	2,081,944
SY Bancorp, Inc.	13,974	442,137
Talmer Bancorp, Inc., Class A*	17,476	255,849
Taylor Capital Group, Inc.*	17,092	408,841
Texas Capital Bancshares, Inc.*	39,978	2,596,171
Tompkins Financial Corp.	14,448	707,374
TowneBank/Virginia	26,354	408,751
Trico Bancshares	15,945	413,454
Tristate Capital Holdings, Inc.*	6,623	94,113
Trustmark Corp.	66,131	1,676,421
UMB Financial Corp.	35,087	2,270,129
Umpqua Holdings Corp.	109,780	2,046,299
Union First Market Bankshares Corp.	41,497	1,054,854
United Bankshares, Inc./West Virginia	24,243	742,321
United Community Banks, Inc./Georgia*	41,999	815,201
Univest Corp. of Pennsylvania	16,882	346,419
VantageSouth Bancshares, Inc.*	11,481	80,711
ViewPoint Financial Group, Inc.	38,893	1,122,063
Washington Banking Co.	14,534	258,415
Washington Trust Bancorp, Inc.	14,444	541,217
Webster Financial Corp.	88,270	2,741,666
WesBanco, Inc.	25,291	805,013
West Bancorp, Inc.	14,337	217,779
Westamerica Bancorp	26,578	1,437,338
Western Alliance Bancorp*	72,427	1,781,704
Wilshire Bancorp, Inc.	66,949	743,134
Wintrust Financial Corp.	42,147	2,050,873
Yadkin Financial Corp.*	14,274	305,606

		119,620,725

Capital Markets (2.0%)
Apollo Investment Corp.	220,597	1,833,161
Arlington Asset Investment Corp., Class A	6,070	160,734
BGC Partners, Inc., Class A	124,427	813,753
BlackRock Kelso Capital Corp.	70,579	647,209
Calamos Asset Management, Inc., Class A	18,855	243,795
Capital Southwest Corp.	13,602	472,261
Capitala Finance Corp.	4,237	81,689
CIFC Corp.	6,092	49,589
Cohen & Steers, Inc.	18,420	734,037
Cowen Group, Inc., Class A*	96,044	423,554
Diamond Hill Investment Group, Inc.	2,650	348,316
Evercore Partners, Inc., Class A	30,955	1,710,264
FBR & Co.*	7,811	201,758
Fidus Investment Corp.	13,809	266,652
Fifth Street Finance Corp.	134,597	1,273,288
Financial Engines, Inc.	47,777	2,426,116
Firsthand Technology Value Fund, Inc.	9,068	193,602
FXCM, Inc., Class A	36,025	532,089
GAMCO Investors, Inc., Class A	5,923	459,921
Garrison Capital, Inc.	5,873	82,986
GFI Group, Inc.	69,642	247,229
Gladstone Capital Corp.	21,043	212,113
Gladstone Investment Corp.	27,145	224,489
Golub Capital BDC, Inc.	37,242	664,397
Greenhill & Co., Inc.	27,667	1,438,131
GSV Capital Corp.*	19,205	194,739
Hercules Technology Growth Capital, Inc.	60,383	849,589
HFF, Inc., Class A	32,257	1,084,158
Horizon Technology Finance Corp.	8,722	109,112
ICG Group, Inc.*	37,353	762,748
INTL FCStone, Inc.*	13,733	258,318
Investment Technology Group, Inc.*	36,615	739,623
Janus Capital Group, Inc.	145,959	1,586,574
JMP Group, Inc.	14,806	105,271
KCAP Financial, Inc.	28,061	243,008
KCG Holdings, Inc., Class A*	69,935	834,325
Ladenburg Thalmann Financial Services, Inc.*	101,170	305,533
Main Street Capital Corp.	38,308	1,258,801
Manning & Napier, Inc.	13,477	226,009
Marcus & Millichap, Inc.*	6,656	118,743
MCG Capital Corp.	72,297	274,006
Medallion Financial Corp.	21,350	282,034
Medley Capital Corp.	47,013	639,847
MVC Capital, Inc.	22,455	304,265
New Mountain Finance Corp.	48,064	699,331
NGP Capital Resources Co.	21,846	147,679
Oppenheimer Holdings, Inc., Class A	9,707	272,281
PennantPark Floating Rate Capital Ltd.	14,526	200,749
PennantPark Investment Corp.	66,526	735,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Piper Jaffray Cos.*	15,885	$727,533
Prospect Capital Corp.	304,245	3,285,846
Pzena Investment Management, Inc., Class A	11,503	135,390
RCS Capital Corp., Class A	1,987	77,334
Safeguard Scientifics, Inc.*	20,651	458,039
Silvercrest Asset Management Group, Inc., Class A	5,468	100,010
Solar Capital Ltd.	44,019	958,734
Solar Senior Capital Ltd.	12,046	206,107
Stellus Capital Investment Corp.	11,675	167,887
Stifel Financial Corp.*	62,253	3,097,709
SWS Group, Inc.*	28,224	211,116
TCP Capital Corp.	35,627	589,627
THL Credit, Inc.	34,223	472,277
TICC Capital Corp.	52,689	515,298
Triangle Capital Corp.	27,111	701,904
Virtus Investment Partners, Inc.*	6,574	1,138,420
Walter Investment Management Corp.*	35,996	1,073,761
Westwood Holdings Group, Inc.	6,907	433,000
WhiteHorse Finance, Inc.	6,547	92,116
WisdomTree Investments, Inc.*	97,794	1,283,057

		43,698,153

Consumer Finance (0.5%)
Cash America International, Inc.	27,804	1,076,571
Consumer Portfolio Services, Inc.*	17,658	120,781
Credit Acceptance Corp.*	6,989	993,486
DFC Global Corp.*	38,931	343,761
Encore Capital Group, Inc.*	24,369	1,113,663
EZCORP, Inc., Class A*	50,446	544,312
First Cash Financial Services, Inc.*	28,517	1,438,968
First Marblehead Corp.*	8,774	52,995
Green Dot Corp., Class A*	25,437	496,785
Imperial Holdings, Inc.*	16,759	96,364
JGWPT Holdings, Inc., Class A*	10,996	200,787
Nelnet, Inc., Class A	22,324	913,052
Nicholas Financial, Inc.	10,313	162,223
Portfolio Recovery Associates, Inc.*	49,611	2,870,492
Regional Management Corp.*	5,194	128,084
Springleaf Holdings, Inc.*	23,954	602,443
World Acceptance Corp.*	8,537	640,958

		11,795,725

Diversified Financial Services (0.2%)
California First National Bancorp	2,815	43,210
Gain Capital Holdings, Inc.	10,471	113,192
MarketAxess Holdings, Inc.	36,700	2,173,374
Marlin Business Services Corp.	7,913	164,670
NewStar Financial, Inc.*	26,014	360,554
PHH Corp.*	55,623	1,437,298
PICO Holdings, Inc.*	22,348	580,825
Resource America, Inc., Class A	12,657	108,470

		4,981,593

Insurance (1.7%)
Ambac Financial Group, Inc.*	39,623	1,229,502
American Equity Investment Life Holding Co.	62,490	1,476,014
AMERISAFE, Inc.	18,170	797,845
AmTrust Financial Services, Inc.	30,420	1,144,096
Argo Group International Holdings Ltd.	26,412	1,212,311
Baldwin & Lyons, Inc., Class B	9,270	243,708
Blue Capital Reinsurance Holdings Ltd.*	6,087	105,853
Citizens, Inc./Texas*	42,789	316,638
CNO Financial Group, Inc.	217,204	3,931,392
Crawford & Co., Class B	25,912	282,700
Donegal Group, Inc., Class A	7,528	109,758
eHealth, Inc.*	17,916	910,133
EMC Insurance Group, Inc.	4,572	162,443
Employers Holdings, Inc.	30,604	619,119
Enstar Group Ltd.*	9,308	1,268,773
FBL Financial Group, Inc., Class A	8,504	368,393
Fidelity & Guaranty Life	11,178	263,801
First American Financial Corp.	105,828	2,809,733
Fortegra Financial Corp.*	6,006	42,222
Global Indemnity plc*	8,244	217,147
Greenlight Capital Reinsurance Ltd., Class A*	27,305	895,604
Hallmark Financial Services, Inc.*	13,820	114,844
HCI Group, Inc.	9,627	350,423
Health Insurance Innovations, Inc., Class A*	4,749	49,105
Hilltop Holdings, Inc.*	64,997	1,546,279
Horace Mann Educators Corp.	38,708	1,122,532
Independence Holding Co.	7,704	103,388
Infinity Property & Casualty Corp.	11,336	766,654
Investors Title Co.	1,264	95,938
Kansas City Life Insurance Co.	3,827	184,461
Maiden Holdings Ltd.	49,275	614,952
Meadowbrook Insurance Group, Inc.	49,078	286,125
Montpelier Reinsurance Holdings Ltd.	40,279	1,198,703
National Interstate Corp.	6,710	179,895
National Western Life Insurance Co., Class A	2,122	518,829
Navigators Group, Inc.*	10,228	627,897
OneBeacon Insurance Group Ltd., Class A	22,497	347,804
Phoenix Cos., Inc.*	5,728	296,424
Platinum Underwriters Holdings Ltd.	26,850	1,613,685
Primerica, Inc.	55,694	2,623,744
RLI Corp.	41,777	1,848,214
Safety Insurance Group, Inc.	12,575	677,164
Selective Insurance Group, Inc.	54,631	1,273,995
State Auto Financial Corp.	14,899	317,498
Stewart Information Services Corp.	20,955	736,149
Symetra Financial Corp.	79,284	1,571,409
Third Point Reinsurance Ltd.*	25,164	398,849
Tower Group International Ltd.	59,530	160,731
United Fire Group, Inc.	20,320	616,712
Universal Insurance Holdings, Inc.	25,671	326,022

		38,975,610

Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	54,620	1,440,876
AG Mortgage Investment Trust, Inc. (REIT)	28,815	504,551
Agree Realty Corp. (REIT)	15,120	459,799
Alexander’s, Inc. (REIT)	2,111	762,050
Altisource Residential Corp. (REIT)	55,269	1,744,290
American Assets Trust, Inc. (REIT)	32,027	1,080,591
American Capital Mortgage Investment Corp. (REIT)	53,110	996,875
American Realty Capital Properties, Inc. (REIT)	462,272	6,481,053
American Residential Properties, Inc. (REIT)*	13,606	244,636
AmREIT, Inc. (REIT)	19,944	330,472
Anworth Mortgage Asset Corp. (REIT)	137,443	681,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	38,259	$636,247
Apollo Residential Mortgage, Inc. (REIT)	31,517	511,521
Ares Commercial Real Estate Corp. (REIT)	21,722	291,292
Armada Hoffler Properties, Inc. (REIT)	18,991	190,670
ARMOUR Residential REIT, Inc. (REIT)	368,214	1,517,042
Ashford Hospitality Prime, Inc. (REIT)	11,461	173,290
Ashford Hospitality Trust, Inc. (REIT)	60,848	685,757
Associated Estates Realty Corp. (REIT)	57,381	972,034
Aviv REIT, Inc. (REIT)	11,600	283,620
Campus Crest Communities, Inc. (REIT)	64,169	556,987
Capstead Mortgage Corp. (REIT)	94,330	1,194,218
CatchMark Timber Trust, Inc. (REIT), Class A	11,826	166,155
Cedar Realty Trust, Inc. (REIT)	72,056	440,262
Chambers Street Properties (REIT)	232,576	1,807,115
Chatham Lodging Trust (REIT)	26,275	531,280
Chesapeake Lodging Trust (REIT)	47,579	1,224,208
Colony Financial, Inc. (REIT)	91,491	2,008,227
CoreSite Realty Corp. (REIT)	20,456	634,136
Cousins Properties, Inc. (REIT)	164,812	1,890,394
CubeSmart (REIT)	137,313	2,356,291
CyrusOne, Inc. (REIT)	18,791	391,416
CYS Investments, Inc. (REIT)	157,814	1,303,544
DCT Industrial Trust, Inc. (REIT)	311,291	2,452,973
DiamondRock Hospitality Co. (REIT)	192,287	2,259,372
DuPont Fabros Technology, Inc. (REIT)	61,529	1,481,003
Dynex Capital, Inc. (REIT)	56,246	503,402
EastGroup Properties, Inc. (REIT)	30,031	1,889,250
Education Realty Trust, Inc. (REIT)	112,173	1,107,147
Ellington Residential Mortgage REIT (REIT)	6,781	114,734
Empire State Realty Trust, Inc. (REIT), Class A	80,663	1,218,818
EPR Properties (REIT)	51,396	2,744,032
Equity One, Inc. (REIT)	60,305	1,347,214
Excel Trust, Inc. (REIT)	48,195	611,113
FelCor Lodging Trust, Inc. (REIT)	121,141	1,095,115
First Industrial Realty Trust, Inc. (REIT)	105,383	2,036,000
First Potomac Realty Trust (REIT)	58,734	758,843
Franklin Street Properties Corp. (REIT)	89,705	1,130,283
GEO Group, Inc. (REIT)	67,232	2,167,560
Getty Realty Corp. (REIT)	26,099	493,010
Gladstone Commercial Corp. (REIT)	16,721	289,942
Glimcher Realty Trust (REIT)	141,852	1,422,776
Government Properties Income Trust (REIT)	34,143	860,404
Gramercy Property Trust, Inc. (REIT)	58,833	303,578
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	14,633	209,984
Healthcare Realty Trust, Inc. (REIT)	94,932	2,292,608
Hersha Hospitality Trust (REIT)	198,491	1,157,202
Highwoods Properties, Inc. (REIT)#	89,049	3,420,372
Hudson Pacific Properties, Inc. (REIT)	49,357	1,138,666
Inland Real Estate Corp. (REIT)	86,400	911,520
Invesco Mortgage Capital, Inc. (REIT)	124,744	2,054,534
Investors Real Estate Trust (REIT)	104,018	934,082
iStar Financial, Inc. (REIT)*	82,906	1,223,693
JAVELIN Mortgage Investment Corp. (REIT)	11,932	160,008
Kite Realty Group Trust (REIT)	127,375	764,250
LaSalle Hotel Properties (REIT)	101,569	3,180,125
Lexington Realty Trust (REIT)	161,727	1,764,442
LTC Properties, Inc. (REIT)	34,502	1,298,310
Medical Properties Trust, Inc. (REIT)	159,725	2,042,883
Monmouth Real Estate Investment Corp. (REIT), Class A	46,473	443,352
National Health Investors, Inc. (REIT)	29,068	1,757,451
New Residential Investment Corp. (REIT)	248,010	1,604,625
New York Mortgage Trust, Inc. (REIT)	76,110	592,136
NorthStar Realty Finance Corp. (REIT)	320,285	5,169,400
One Liberty Properties, Inc. (REIT)	12,183	259,742
Parkway Properties, Inc./Maryland (REIT)	58,281	1,063,628
Pebblebrook Hotel Trust (REIT)	60,304	2,036,466
Pennsylvania Real Estate Investment Trust (REIT)	66,648	1,202,996
PennyMac Mortgage Investment Trust (REIT)	65,650	1,569,035
Physicians Realty Trust (REIT)	20,119	280,056
Potlatch Corp. (REIT)	40,344	1,560,909
PS Business Parks, Inc. (REIT)	19,265	1,610,939
QTS Realty Trust, Inc. (REIT), Class A	14,006	351,410
RAIT Financial Trust (REIT)	78,975	670,498
Ramco-Gershenson Properties Trust (REIT)	65,537	1,068,253
Redwood Trust, Inc. (REIT)	80,802	1,638,665
Resource Capital Corp. (REIT)	128,189	714,013
Retail Opportunity Investments Corp. (REIT)	69,985	1,045,576
Rexford Industrial Realty, Inc. (REIT)	17,105	242,549
RLJ Lodging Trust (REIT)	121,436	3,247,199
Rouse Properties, Inc. (REIT)	25,980	447,895
Ryman Hospitality Properties, Inc. (REIT)	43,679	1,857,231
Sabra Health Care REIT, Inc. (REIT)	36,882	1,028,639
Saul Centers, Inc. (REIT)	8,123	384,705
Select Income REIT (REIT)	21,969	665,002
Silver Bay Realty Trust Corp. (REIT)	15,578	241,771
Sovran Self Storage, Inc. (REIT)	31,018	2,278,272
STAG Industrial, Inc. (REIT)	43,263	1,042,638
Strategic Hotels & Resorts, Inc. (REIT)*	177,437	1,808,083
Summit Hotel Properties, Inc. (REIT)	79,568	738,391
Sun Communities, Inc. (REIT)	39,705	1,790,298
Sunstone Hotel Investors, Inc. (REIT)	179,197	2,460,375
Terreno Realty Corp. (REIT)	24,926	471,351
UMH Properties, Inc. (REIT)	18,493	180,862
Universal Health Realty Income Trust (REIT)	4,493	189,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	9,209	$190,258
Washington Real Estate Investment Trust (REIT)	66,107	1,578,635
Western Asset Mortgage Capital Corp. (REIT)	26,191	409,627
Whitestone REIT (REIT)	22,431	323,904
Winthrop Realty Trust (REIT)	32,443	376,014
ZAIS Financial Corp. (REIT)	6,003	100,010

		130,024,507

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	42,112	1,792,287
AV Homes, Inc.*	8,993	162,683
Consolidated-Tomoka Land Co.	5,751	231,650
Forestar Group, Inc.*	34,088	606,767
Kennedy-Wilson Holdings, Inc.	63,266	1,424,118
RE/MAX Holdings, Inc., Class A*	11,423	329,325
Tejon Ranch Co.*	13,564	458,870

		5,005,700

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	86,086	1,189,709
Banc of California, Inc.	16,731	205,289
Bank Mutual Corp.	46,864	297,118
BankFinancial Corp.	20,569	205,279
BBX Capital Corp., Class A*	7,101	138,114
Beneficial Mutual Bancorp, Inc.*	31,728	418,492
Berkshire Hills Bancorp, Inc.	24,996	646,896
BofI Holding, Inc.*	11,771	1,009,363
Brookline Bancorp, Inc.	69,416	653,899
Capitol Federal Financial, Inc.	145,830	1,830,166
Charter Financial Corp./Maryland	22,030	238,144
Clifton Bancorp, Inc.	8,680	101,730
Dime Community Bancshares, Inc.	31,616	536,840
Doral Financial Corp.*	6,327	54,918
ESB Financial Corp.	12,626	165,022
ESSA Bancorp, Inc.	8,306	90,286
Essent Group Ltd.*	22,406	503,239
EverBank Financial Corp.	78,712	1,552,988
Farmer Mac, Class C	10,178	338,419
First Defiance Financial Corp.	9,638	261,383
First Federal Bancshares of Arkansas, Inc.*	3,012	27,620
First Financial Northwest, Inc.	14,656	148,758
Flagstar Bancorp, Inc.*	19,629	436,156
Fox Chase Bancorp, Inc.	12,220	205,907
Franklin Financial Corp./Virginia*	10,427	203,952
Hingham Institution for Savings	1,227	96,320
Home Bancorp, Inc.*	6,580	138,114
Home Loan Servicing Solutions Ltd.	69,610	1,503,576
HomeStreet, Inc.	12,848	251,178
Kearny Financial Corp.*	14,017	207,171
Ladder Capital Corp., Class A*	14,887	281,067
Meridian Interstate Bancorp, Inc.*	8,084	206,708
Meta Financial Group, Inc.	5,865	263,045
MGIC Investment Corp.*	317,281	2,703,234
NASB Financial, Inc.	4,167	105,008
Northfield Bancorp, Inc.	57,818	743,539
Northwest Bancshares, Inc.	91,796	1,340,222
OceanFirst Financial Corp.	13,914	246,139
Oritani Financial Corp.	45,066	712,493
PennyMac Financial Services, Inc., Class A*	12,395	206,253
Provident Financial Holdings, Inc.	8,388	129,343
Provident Financial Services, Inc.	58,201	1,069,152
Radian Group, Inc.	169,124	2,541,934
Rockville Financial, Inc.	25,517	346,776
Stonegate Mortgage Corp.*	7,952	118,167
Territorial Bancorp, Inc.	9,788	211,421
Tree.com, Inc.*	6,167	191,424
TrustCo Bank Corp.	93,965	661,514
United Community Financial Corp./Ohio*	47,205	185,044
United Financial Bancorp, Inc.	19,361	356,049
Walker & Dunlop, Inc.*	16,493	269,661
Waterstone Financial, Inc.*	7,811	81,156
Westfield Financial, Inc.	18,278	136,171
WSFS Financial Corp.	7,708	550,582

		27,312,148

Total Financials		381,414,161

Health Care (9.8%)
Biotechnology (3.4%)
ACADIA Pharmaceuticals, Inc.*	75,443	1,835,528
Acceleron Pharma, Inc.*	7,039	242,845
Achillion Pharmaceuticals, Inc.*	95,257	313,396
Acorda Therapeutics, Inc.*	39,523	1,498,317
Aegerion Pharmaceuticals, Inc.*	28,082	1,295,142
Agios Pharmaceuticals, Inc.*	6,765	264,850
Alnylam Pharmaceuticals, Inc.*	56,768	3,811,404
AMAG Pharmaceuticals, Inc.*	21,204	410,297
Amicus Therapeutics, Inc.*	30,200	62,514
Anacor Pharmaceuticals, Inc.*	24,840	497,048
Arena Pharmaceuticals, Inc.*	212,483	1,338,643
Argos Therapeutics, Inc.*	3,348	33,480
ArQule, Inc.*	56,373	115,565
Array BioPharma, Inc.*	121,656	571,783
Auspex Pharmaceuticals, Inc.*	7,865	241,927
AVEO Pharmaceuticals, Inc.*	50,480	75,468
BIND Therapeutics, Inc.*	5,328	63,723
BioTime, Inc.*	34,963	115,028
Bluebird Bio, Inc.*	6,904	156,997
Cara Therapeutics, Inc.*	4,857	90,389
Cell Therapeutics, Inc.*	127,717	434,238
Celladon Corp.*	5,543	66,073
Celldex Therapeutics, Inc.*	87,009	1,537,449
Cellular Dynamics International, Inc.*	3,833	57,227
Cepheid, Inc.*	65,568	3,381,997
Chelsea Therapeutics International Ltd.*	77,028	425,195
ChemoCentryx, Inc.*	24,387	161,686
Chimerix, Inc.*	8,402	191,902
Clovis Oncology, Inc.*	17,480	1,210,840
Conatus Pharmaceuticals, Inc.*	6,192	50,372
Concert Pharmaceuticals, Inc.*	5,753	77,378
Coronado Biosciences, Inc.*	28,995	57,410
Curis, Inc.*	84,311	237,757
Cytokinetics, Inc.*	31,385	298,158
Cytori Therapeutics, Inc.*	63,207	170,659
Dendreon Corp.*	155,600	465,244
Dicerna Pharmaceuticals, Inc.*	3,232	91,304
Durata Therapeutics, Inc.(b)*†	12,852	172,988
Dyax Corp.*	130,680	1,173,506
Dynavax Technologies Corp.*	258,869	465,964
Eagle Pharmaceuticals, Inc.*	2,705	34,489
Eleven Biotherapeutics, Inc.*	3,905	63,378
Emergent Biosolutions, Inc.*	26,962	681,330
Enanta Pharmaceuticals, Inc.*	3,693	147,683
Enzon Pharmaceuticals, Inc.	37,118	38,232
Epizyme, Inc.*	6,610	150,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Esperion Therapeutics, Inc.*	4,355	$65,848
Exact Sciences Corp.*	68,406	969,313
Exelixis, Inc.*	191,115	676,547
Fibrocell Science, Inc.*	22,322	116,744
Five Prime Therapeutics, Inc.*	6,657	130,877
Flexion Therapeutics, Inc.*	3,855	63,415
Foundation Medicine, Inc.*	6,866	222,252
Galena Biopharma, Inc.*	113,616	284,040
Genocea Biosciences, Inc.*	3,278	59,627
Genomic Health, Inc.*	16,454	433,398
Geron Corp.*	152,364	316,917
GlycoMimetics, Inc.*	7,286	118,980
GTx, Inc.*	24,968	38,201
Halozyme Therapeutics, Inc.*	93,952	1,193,190
Harvard Apparatus Regenerative Technology, Inc.*	5,933	53,812
Hyperion Therapeutics, Inc.*	8,313	214,475
Idenix Pharmaceuticals, Inc.*	110,337	665,332
ImmunoGen, Inc.*	82,326	1,229,127
Immunomedics, Inc.*	72,254	304,189
Infinity Pharmaceuticals, Inc.*	47,172	560,875
Insmed, Inc.*	33,959	646,579
Insys Therapeutics, Inc.*	7,464	309,234
Intercept Pharmaceuticals, Inc.*	7,000	2,308,530
InterMune, Inc.*	95,971	3,212,149
Intrexon Corp.*	11,334	297,971
Ironwood Pharmaceuticals, Inc.*	103,754	1,278,249
Isis Pharmaceuticals, Inc.*	109,727	4,741,304
KaloBios Pharmaceuticals, Inc.*	13,594	36,840
Karyopharm Therapeutics, Inc.*	7,691	237,575
Keryx Biopharmaceuticals, Inc.*	86,977	1,482,088
Kindred Biosciences, Inc.*	8,426	156,134
KYTHERA Biopharmaceuticals, Inc.*	11,557	459,506
Lexicon Pharmaceuticals, Inc.*	224,003	387,525
Ligand Pharmaceuticals, Inc., Class B*	17,339	1,166,221
MacroGenics, Inc.*	6,095	169,624
MannKind Corp.*	146,344	588,303
MEI Pharma, Inc.*	11,744	130,711
Merrimack Pharmaceuticals, Inc.*	95,160	479,606
MiMedx Group, Inc.*	89,002	545,582
Momenta Pharmaceuticals, Inc.*	46,459	541,247
Nanosphere, Inc.*	52,814	113,550
Navidea Biopharmaceuticals, Inc.*	119,750	221,538
Neurocrine Biosciences, Inc.*	73,258	1,179,454
NewLink Genetics Corp.*	17,632	500,749
Novavax, Inc.*	182,993	828,958
NPS Pharmaceuticals, Inc.*	97,941	2,931,374
OncoGenex Pharmaceutical, Inc.*	14,809	174,154
OncoMed Pharmaceuticals, Inc.*	4,516	151,963
Onconova Therapeutics, Inc.*	5,895	37,374
Ophthotech Corp.*	9,240	330,238
OPKO Health, Inc.*	184,431	1,718,897
Orexigen Therapeutics, Inc.*	108,382	704,483
Osiris Therapeutics, Inc.*	16,185	212,509
OvaScience, Inc.*	9,995	89,355
PDL BioPharma, Inc.	156,694	1,302,127
Peregrine Pharmaceuticals, Inc.*	168,513	320,175
Portola Pharmaceuticals, Inc.*	10,860	281,274
Progenics Pharmaceuticals, Inc.*	67,159	274,680
Prothena Corp. plc*	13,926	533,505
PTC Therapeutics, Inc.*	11,163	291,801
Puma Biotechnology, Inc.*	22,694	2,363,353
Raptor Pharmaceutical Corp.*	58,365	583,650
Receptos, Inc.*	7,157	300,165
Regulus Therapeutics, Inc.*	9,709	87,575
Repligen Corp.*	30,817	396,307
Retrophin, Inc.*	18,557	394,707
Rigel Pharmaceuticals, Inc.*	86,017	333,746
Sangamo BioSciences, Inc.*	64,905	1,173,482
Sarepta Therapeutics, Inc.*	36,550	878,297
SIGA Technologies, Inc.*	35,384	109,690
Spectrum Pharmaceuticals, Inc.*	62,323	488,612
Stemline Therapeutics, Inc.*	9,575	194,947
Sunesis Pharmaceuticals, Inc.*	36,001	237,967
Synageva BioPharma Corp.*	20,099	1,667,614
Synergy Pharmaceuticals, Inc.*	79,269	420,918
Synta Pharmaceuticals Corp.*	50,091	215,892
Targacept, Inc.*	28,466	135,214
Tesaro, Inc.*	14,465	426,428
TetraLogic Pharmaceuticals Corp.*	2,175	13,877
Tetraphase Pharmaceuticals, Inc.*	13,443	146,394
TG Therapeutics, Inc.*	16,926	116,789
Threshold Pharmaceuticals, Inc.*	47,089	224,144
Trevena, Inc.*	6,065	47,671
Ultragenyx Pharmaceutical, Inc.*	6,471	316,367
Vanda Pharmaceuticals, Inc.*	32,596	529,685
Verastem, Inc.*	16,781	181,067
Vical, Inc.*	72,427	93,431
Xencor, Inc.*	14,302	167,762
XOMA Corp.*	75,915	395,517
ZIOPHARM Oncology, Inc.*	79,214	362,800

		76,971,676

Health Care Equipment & Supplies (2.5%)
Abaxis, Inc.*	21,468	834,676
ABIOMED, Inc.*	37,683	981,265
Accuray, Inc.*	72,842	699,283
Align Technology, Inc.*	71,519	3,703,969
Alphatec Holdings, Inc.*	63,486	95,229
Analogic Corp.	11,909	977,848
AngioDynamics, Inc.*	24,171	380,693
Anika Therapeutics, Inc.*	11,810	485,391
Antares Pharma, Inc.*	110,515	386,803
ArthroCare Corp.*	27,504	1,325,418
AtriCure, Inc.*	23,677	445,364
Atrion Corp.	1,528	467,782
Biolase, Inc.*	34,681	83,580
Cantel Medical Corp.	31,946	1,077,219
Cardiovascular Systems, Inc.*	25,620	814,460
Cerus Corp.*	68,532	328,954
CONMED Corp.	27,033	1,174,584
CryoLife, Inc.	26,972	268,641
Cutera, Inc.*	13,987	156,515
Cyberonics, Inc.*	26,983	1,760,641
Cynosure, Inc., Class A*	18,843	552,100
Derma Sciences, Inc.*	19,837	251,533
DexCom, Inc.*	69,005	2,854,047
Endologix, Inc.*	61,864	796,190
Exactech, Inc.*	8,982	202,634
GenMark Diagnostics, Inc.*	35,035	348,248
Globus Medical, Inc., Class A*	53,233	1,415,465
Greatbatch, Inc.*	23,242	1,067,273
Haemonetics Corp.*	49,945	1,627,708
HeartWare International, Inc.*	15,928	1,493,728
ICU Medical, Inc.*	12,563	752,272
Inogen, Inc.*	4,316	71,257
Insulet Corp.*	52,136	2,472,289
Integra LifeSciences Holdings Corp.*	22,322	1,026,589
Invacare Corp.	31,394	598,684
LDR Holding Corp.*	5,740	197,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Masimo Corp.*	47,536	$1,298,208
Medical Action Industries, Inc.*	13,824	96,353
Meridian Bioscience, Inc.	40,396	880,229
Merit Medical Systems, Inc.*	41,858	598,569
Natus Medical, Inc.*	29,875	770,775
Neogen Corp.*	35,009	1,573,655
NuVasive, Inc.*	43,135	1,656,815
NxStage Medical, Inc.*	58,702	747,864
OraSure Technologies, Inc.*	54,622	435,337
Orthofix International N.V.*	17,462	526,479
Oxford Immunotec Global plc*	6,202	124,474
PhotoMedex, Inc.*	12,964	205,220
Quidel Corp.*	27,626	754,190
Rockwell Medical, Inc.*	38,569	488,284
RTI Surgical, Inc.*	55,474	226,334
Spectranetics Corp.*	39,265	1,190,122
STAAR Surgical Co.*	36,003	676,856
STERIS Corp.	57,731	2,756,655
SurModics, Inc.*	13,505	305,213
Symmetry Medical, Inc.*	36,671	368,910
Tandem Diabetes Care, Inc.*	9,174	202,654
TearLab Corp.*	28,501	192,667
Thoratec Corp.*	56,061	2,007,544
Tornier N.V.*	25,595	543,126
Unilife Corp.*	100,964	410,923
Utah Medical Products, Inc.	3,252	188,063
Vascular Solutions, Inc.*	16,231	425,090
Veracyte, Inc.*	4,815	82,481
Volcano Corp.*	53,155	1,047,685
West Pharmaceutical Services, Inc.	67,694	2,981,921
Wright Medical Group, Inc.*	39,400	1,224,158
Zeltiq Aesthetics, Inc.*	17,333	339,900

		57,502,140

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.*	34,542	1,558,535
Addus HomeCare Corp.*	5,286	121,842
Air Methods Corp.*	38,024	2,031,622
Alliance HealthCare Services, Inc.*	4,739	158,899
Almost Family, Inc.*	7,967	184,038
Amedisys, Inc.*	30,882	459,833
AMN Healthcare Services, Inc.*	45,333	622,875
Amsurg Corp.*	31,230	1,470,308
Bio-Reference Labs, Inc.*	24,107	667,282
BioScrip, Inc.*	57,471	401,148
Capital Senior Living Corp.*	28,215	733,308
Centene Corp.*	53,232	3,313,692
Chemed Corp.	17,243	1,542,386
Chindex International, Inc.*	12,440	237,355
Corvel Corp.*	11,251	559,850
Cross Country Healthcare, Inc.*	26,996	217,858
Emeritus Corp.*	39,365	1,237,636
Ensign Group, Inc.	18,884	824,098
ExamWorks Group, Inc.*	31,269	1,094,728
Five Star Quality Care, Inc.*	41,234	200,397
Gentiva Health Services, Inc.*	30,673	279,738
Hanger, Inc.*	33,803	1,138,485
HealthSouth Corp.	85,357	3,066,877
Healthways, Inc.*	33,636	576,521
IPC The Hospitalist Co., Inc.*	16,308	800,397
Kindred Healthcare, Inc.	52,563	1,231,025
Landauer, Inc.	9,439	427,870
LHC Group, Inc.*	11,835	261,080
Magellan Health Services, Inc.*	26,381	1,565,712
Molina Healthcare, Inc.*	27,633	1,037,895
MWI Veterinary Supply, Inc.*	12,496	1,944,628
National Healthcare Corp.	10,670	595,066
National Research Corp., Class A*	8,790	145,826
National Research Corp., Class B*	546	23,958
Owens & Minor, Inc.	61,792	2,164,574
PharMerica Corp.*	28,847	807,139
Providence Service Corp.*	10,482	296,431
Select Medical Holdings Corp.	47,817	595,322
Skilled Healthcare Group, Inc., Class A*	18,720	98,654
Surgical Care Affiliates, Inc.*	11,086	340,894
Team Health Holdings, Inc.*	67,152	3,005,052
Triple-S Management Corp., Class B*	23,187	374,238
U.S. Physical Therapy, Inc.	11,870	410,346
Universal American Corp.	38,424	271,658
USMD Holdings, Inc.*	1,037	13,222
WellCare Health Plans, Inc.*	42,471	2,697,758

		41,808,056

Health Care Technology (0.7%)
athenahealth, Inc.*	35,913	5,754,699
Computer Programs & Systems, Inc.	10,928	705,949
HealthStream, Inc.*	19,824	529,301
HMS Holdings Corp.*	85,680	1,632,204
MedAssets, Inc.*	59,418	1,468,219
Medidata Solutions, Inc.*	51,955	2,823,234
Merge Healthcare, Inc.*	66,014	161,074
Omnicell, Inc.*	35,300	1,010,286
Quality Systems, Inc.	39,519	667,081
Vocera Communications, Inc.*	20,771	339,190

		15,091,237

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	10,944	238,689
Affymetrix, Inc.*	69,876	498,216
Albany Molecular Research, Inc.*	22,862	425,004
Cambrex Corp.*	29,489	556,457
Fluidigm Corp.*	24,726	1,089,675
Furiex Pharmaceuticals, Inc.*	6,537	568,719
Harvard Bioscience, Inc.*	25,845	122,505
Luminex Corp.*	36,713	664,872
NeoGenomics, Inc.*	33,806	117,307
Pacific Biosciences of California, Inc.*	49,836	266,623
PAREXEL International Corp.*	55,564	3,005,457
Sequenom, Inc.*	114,737	281,106

		7,834,630

Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.*	22,906	275,101
Aerie Pharmaceuticals, Inc.*	7,815	165,600
Akorn, Inc.*	56,763	1,248,786
Alimera Sciences, Inc.*	18,919	149,271
Ampio Pharmaceuticals, Inc.*	36,645	232,696
Aratana Therapeutics, Inc.*	7,770	144,211
Auxilium Pharmaceuticals, Inc.*	48,092	1,307,141
AVANIR Pharmaceuticals, Inc., Class A*	142,769	523,962
BioDelivery Sciences International, Inc.*	36,580	308,735
Cempra, Inc.*	19,681	227,316
Corcept Therapeutics, Inc.*	51,899	226,280
Depomed, Inc.*	55,554	805,533
Egalet Corp.*	2,644	36,990
Endocyte, Inc.*	29,982	713,871
Hi-Tech Pharmacal Co., Inc.*	10,899	472,254
Horizon Pharma, Inc.*	54,004	816,540
Impax Laboratories, Inc.*	66,841	1,765,939
Lannett Co., Inc.*	18,359	655,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Medicines Co.*	61,816	$1,756,811
Nektar Therapeutics*	121,996	1,478,592
Omeros Corp.*	32,461	391,804
Omthera Pharmaceuticals, Inc.(b)*†	4,193	2,516
Pacira Pharmaceuticals, Inc.*	26,865	1,880,281
Pernix Therapeutics Holdings*	16,543	88,505
Pozen, Inc.*	26,496	211,968
Prestige Brands Holdings, Inc.*	49,860	1,358,685
Questcor Pharmaceuticals, Inc.	50,719	3,293,185
Relypsa, Inc.*	6,032	179,814
Repros Therapeutics, Inc.*	22,507	399,274
Revance Therapeutics, Inc.*	6,741	212,341
Sagent Pharmaceuticals, Inc.*	18,564	433,841
Sciclone Pharmaceuticals, Inc.*	53,248	242,278
Sucampo Pharmaceuticals, Inc., Class A*	13,264	94,838
Supernus Pharmaceuticals, Inc.*	18,727	167,419
TherapeuticsMD, Inc.*	84,861	535,473
Vivus, Inc.*	99,150	588,951
XenoPort, Inc.*	53,964	278,994
Zogenix, Inc.*	96,856	275,555

		23,947,134

Total Health Care		223,154,873

Industrials (10.5%)
Aerospace & Defense (1.3%)
AAR Corp.	38,644	1,002,812
Aerovironment, Inc.*	18,227	733,637
American Science & Engineering, Inc.	8,038	539,912
API Technologies Corp.*	32,906	96,415
Astronics Corp.*	14,647	928,766
Cubic Corp.	19,359	988,664
Curtiss-Wright Corp.	45,836	2,912,419
DigitalGlobe, Inc.*	72,847	2,113,292
Ducommun, Inc.*	10,021	251,126
Engility Holdings, Inc.*	16,754	754,768
Erickson Air-Crane, Inc.*	3,754	72,490
Esterline Technologies Corp.*	30,623	3,262,574
GenCorp, Inc.*	59,028	1,078,442
HEICO Corp.	64,875	3,902,880
Innovative Solutions & Support, Inc.*	12,361	93,078
KEYW Holding Corp.*	31,409	587,662
Kratos Defense & Security Solutions, Inc.*	42,983	324,092
LMI Aerospace, Inc.*	10,405	146,711
Moog, Inc., Class A*	44,303	2,902,290
National Presto Industries, Inc.	4,734	369,441
Orbital Sciences Corp.*	58,615	1,635,359
Sparton Corp.*	9,994	292,624
Taser International, Inc.*	49,804	910,915
Teledyne Technologies, Inc.*	36,607	3,562,959

		29,463,328

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	50,967	400,091
Atlas Air Worldwide Holdings, Inc.*	25,069	884,184
Echo Global Logistics, Inc.*	17,520	320,967
Forward Air Corp.	29,455	1,358,170
Hub Group, Inc., Class A*	36,071	1,442,479
Pacer International, Inc.*	34,465	308,806
Park-Ohio Holdings Corp.*	8,487	476,545
UTi Worldwide, Inc.	88,326	935,372
XPO Logistics, Inc.*	46,876	1,378,623

		7,505,237

Airlines (0.4%)
Allegiant Travel Co.	14,703	1,645,707
Hawaiian Holdings, Inc.*	50,397	703,542
JetBlue Airways Corp.*	227,478	1,976,784
Republic Airways Holdings, Inc.*	48,353	441,946
SkyWest, Inc.	51,120	652,291
Spirit Airlines, Inc.*	58,967	3,502,640

		8,922,910

Building Products (0.6%)
AAON, Inc.	27,559	768,069
American Woodmark Corp.*	10,182	342,726
Apogee Enterprises, Inc.	27,944	928,579
Builders FirstSource, Inc.*	43,949	400,376
Continental Building Products, Inc.*	13,218	249,027
Gibraltar Industries, Inc.*	30,086	567,723
Griffon Corp.	39,915	476,585
Insteel Industries, Inc.	17,763	349,398
NCI Building Systems, Inc.*	20,462	357,267
Norcraft Cos., Inc.*	7,025	118,933
Nortek, Inc.*	8,844	727,065
Patrick Industries, Inc.*	6,413	284,288
PGT, Inc.*	32,693	376,297
Ply Gem Holdings, Inc.*	15,634	197,458
Quanex Building Products Corp.	36,421	753,186
Simpson Manufacturing Co., Inc.	39,604	1,399,209
Trex Co., Inc.*	16,752	1,225,576
Universal Forest Products, Inc.	19,311	1,068,671
USG Corp.*	75,011	2,454,360

		13,044,793

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	53,134	1,527,071
ACCO Brands Corp.*	111,751	688,386
Acorn Energy, Inc.*	23,009	78,000
ARC Document Solutions, Inc.*	36,367	270,570
Brink’s Co.	46,749	1,334,684
Casella Waste Systems, Inc., Class A*	38,570	197,093
CECO Environmental Corp.	17,301	287,024
Cenveo, Inc.*	52,193	158,667
CompX International, Inc.	1,185	12,123
Courier Corp.	11,481	176,807
Deluxe Corp.	49,733	2,609,490
EnerNOC, Inc.*	25,811	575,069
Ennis, Inc.	25,807	427,622
G&K Services, Inc., Class A	19,024	1,163,698
Healthcare Services Group, Inc.	66,913	1,944,492
Heritage-Crystal Clean, Inc.*	8,820	159,907
Herman Miller, Inc.	57,247	1,839,346
HNI Corp.	44,407	1,623,520
InnerWorkings, Inc.*	44,012	337,132
Interface, Inc.	57,865	1,189,126
Intersections, Inc.	9,430	55,637
Kimball International, Inc., Class B	31,823	576,315
Knoll, Inc.	47,566	865,226
McGrath RentCorp	24,532	857,639
Mobile Mini, Inc.	37,463	1,624,396
MSA Safety, Inc.	27,733	1,580,781
Multi-Color Corp.	11,971	418,985
NL Industries, Inc.	7,207	78,124
Performant Financial Corp.*	22,099	199,996
Quad/Graphics, Inc.	24,578	576,354
Schawk, Inc.	13,181	263,488
SP Plus Corp.*	15,134	397,570
Steelcase, Inc., Class A	82,269	1,366,488
Swisher Hygiene, Inc.*	106,859	48,097
Team, Inc.*	19,999	857,157
Tetra Tech, Inc.*	63,406	1,876,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TRC Cos., Inc.*	15,130	$100,614
U.S. Ecology, Inc.	21,174	785,979
UniFirst Corp.	14,297	1,571,812
United Stationers, Inc.	39,535	1,623,702
Viad Corp.	19,943	479,430
West Corp.	21,025	503,128

		33,306,929

Construction & Engineering (0.7%)
Aegion Corp.*	38,009	962,008
Ameresco, Inc., Class A*	18,297	138,325
Argan, Inc.	13,733	408,282
Comfort Systems USA, Inc.	36,582	557,510
Dycom Industries, Inc.*	32,133	1,015,724
EMCOR Group, Inc.	65,611	3,069,939
Furmanite Corp.*	36,909	362,446
Granite Construction, Inc.	37,851	1,511,391
Great Lakes Dredge & Dock Corp.*	58,402	533,210
Layne Christensen Co.*	19,459	353,959
MasTec, Inc.*	58,112	2,524,385
MYR Group, Inc.*	20,632	522,402
Northwest Pipe Co.*	9,310	336,650
Orion Marine Group, Inc.*	26,743	336,160
Pike Corp.*	25,643	275,919
Primoris Services Corp.	34,386	1,030,892
Sterling Construction Co., Inc.*	16,390	142,101
Tutor Perini Corp.*	35,923	1,029,912

		15,111,215

Electrical Equipment (1.1%)
Acuity Brands, Inc.	41,914	5,556,539
American Superconductor Corp.*	54,622	87,941
AZZ, Inc.	24,801	1,108,109
Brady Corp., Class A	45,174	1,226,474
Capstone Turbine Corp.*	299,722	638,408
Encore Wire Corp.	20,035	971,898
EnerSys, Inc.	47,095	3,263,213
Enphase Energy, Inc.*	15,473	113,881
Franklin Electric Co., Inc.	46,244	1,966,295
FuelCell Energy, Inc.*	191,526	474,984
Generac Holdings, Inc.	50,321	2,967,429
General Cable Corp.	48,391	1,239,294
Global Power Equipment Group, Inc.	16,543	329,040
GrafTech International Ltd.*	113,853	1,243,275
II-VI, Inc.*	50,264	775,574
LSI Industries, Inc.	21,275	174,242
Polypore International, Inc.*	45,557	1,558,505
Powell Industries, Inc.	9,037	585,598
Power Solutions International, Inc.*	2,187	164,397
PowerSecure International, Inc.*	21,192	496,740
Preformed Line Products Co.	2,530	173,431
Revolution Lighting Technologies, Inc.*	29,228	92,068
Thermon Group Holdings, Inc.*	26,578	616,078
Vicor Corp.*	17,543	178,939

		26,002,352

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	35,397	1,159,252

Machinery (2.3%)
Accuride Corp.*	40,321	178,622
Actuant Corp., Class A	71,642	2,446,574
Alamo Group, Inc.	6,964	378,354
Albany International Corp., Class A	27,141	964,591
Altra Industrial Motion Corp.	26,281	938,232
American Railcar Industries, Inc.	9,222	645,817
Ampco-Pittsburgh Corp.	8,417	158,829
Astec Industries, Inc.	19,914	874,424
Barnes Group, Inc.	52,558	2,021,906
Blount International, Inc.*	48,410	576,079
Briggs & Stratton Corp.	46,963	1,044,927
Chart Industries, Inc.*	29,649	2,358,578
CIRCOR International, Inc.	17,105	1,254,310
CLARCOR, Inc.	48,666	2,790,995
Columbus McKinnon Corp.*	19,187	514,020
Commercial Vehicle Group, Inc.*	23,549	214,767
Douglas Dynamics, Inc.	22,191	386,567
Dynamic Materials Corp.	13,201	251,347
Energy Recovery, Inc.*	43,950	233,814
EnPro Industries, Inc.*	20,375	1,480,651
ESCO Technologies, Inc.	25,670	903,327
ExOne Co.*	6,569	235,367
Federal Signal Corp.*	60,746	905,115
FreightCar America, Inc.	11,866	275,766
Global Brass & Copper Holdings, Inc.	7,655	120,719
Gorman-Rupp Co.	18,502	588,179
Graham Corp.	9,799	312,098
Greenbrier Cos., Inc.*	23,846	1,087,378
Hardinge, Inc.	11,813	170,107
Hurco Cos., Inc.	6,407	170,939
Hyster-Yale Materials Handling, Inc.	10,224	996,840
John Bean Technologies Corp.	28,430	878,487
Kadant, Inc.	10,996	401,024
L.B. Foster Co., Class A	9,983	467,704
Lindsay Corp.	12,517	1,103,749
Lydall, Inc.*	16,663	381,083
Manitex International, Inc.*	13,356	217,703
Meritor, Inc.*	94,955	1,163,199
Middleby Corp.*	18,384	4,857,237
Miller Industries, Inc.	10,885	212,584
Mueller Industries, Inc.	55,260	1,657,247
Mueller Water Products, Inc., Class A	154,010	1,463,095
NN, Inc.	16,837	331,689
Omega Flex, Inc.	2,318	49,698
PMFG, Inc.*	21,049	125,662
Proto Labs, Inc.*	16,578	1,121,833
RBC Bearings, Inc.*	22,419	1,428,090
Rexnord Corp.*	29,505	855,055
Standex International Corp.	12,456	667,392
Sun Hydraulics Corp.	20,884	904,486
Tecumseh Products Co., Class A*	17,463	120,495
Tennant Co.	17,967	1,178,995
Titan International, Inc.	52,173	990,765
TriMas Corp.*	43,820	1,454,824
Twin Disc, Inc.	8,339	219,649
Wabash National Corp.*	66,568	915,976
Watts Water Technologies, Inc., Class A	27,885	1,636,571
Woodward, Inc.	67,213	2,791,356
Xerium Technologies, Inc.*	10,449	167,706

		53,242,593

Marine (0.1%)
International Shipholding Corp.	5,561	163,716
Matson, Inc.	41,692	1,029,376
Scorpio Bulkers, Inc.*	129,019	1,304,382
Ultrapetrol Bahamas Ltd.*	19,613	60,800

		2,558,274

Professional Services (1.0%)
Acacia Research Corp.	48,542	741,722
Advisory Board Co.*	34,680	2,228,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Barrett Business Services, Inc.	6,927	$412,641
CBIZ, Inc.*	34,832	319,061
CDI Corp.	14,026	240,546
Corporate Executive Board Co.	32,852	2,438,604
CRA International, Inc.*	9,901	217,525
Exponent, Inc.	12,789	959,942
Franklin Covey Co.*	8,780	173,581
FTI Consulting, Inc.*	39,297	1,310,162
GP Strategies Corp.*	14,426	392,820
Heidrick & Struggles International, Inc.	17,845	358,149
Huron Consulting Group, Inc.*	22,694	1,438,346
ICF International, Inc.*	19,076	759,416
Insperity, Inc.	22,169	686,796
Kelly Services, Inc., Class A	25,676	609,291
Kforce, Inc.	26,800	571,376
Korn/Ferry International*	47,482	1,413,539
Mistras Group, Inc.*	15,610	355,440
Navigant Consulting, Inc.*	48,958	913,556
Odyssey Marine Exploration, Inc.*	79,858	182,875
On Assignment, Inc.*	44,622	1,721,963
Pendrell Corp.*	160,389	293,512
Resources Connection, Inc.	40,168	565,967
RPX Corp.*	31,923	519,706
TrueBlue, Inc.*	39,645	1,160,013
VSE Corp.	4,047	213,277
WageWorks, Inc.*	24,323	1,364,763

		22,562,779

Road & Rail (0.4%)
Arkansas Best Corp.	24,943	921,644
Celadon Group, Inc.	19,737	474,477
Heartland Express, Inc.	44,752	1,015,423
Knight Transportation, Inc.	57,327	1,325,974
Marten Transport Ltd.	23,021	495,412
Patriot Transportation Holding, Inc.*	6,305	227,295
Quality Distribution, Inc.*	20,674	268,555
Roadrunner Transportation Systems, Inc.*	18,284	461,488
Saia, Inc.*	23,569	900,572
Swift Transportation Co.*	81,975	2,028,881
Universal Truckload Services, Inc.	5,369	155,164
Werner Enterprises, Inc.	44,585	1,137,363
YRC Worldwide, Inc.*	30,454	685,215

		10,097,463

Trading Companies & Distributors (0.7%)
Aceto Corp.	26,929	541,004
Aircastle Ltd.	66,942	1,297,336
Applied Industrial Technologies, Inc.	41,212	1,988,067
Beacon Roofing Supply, Inc.*	47,532	1,837,587
BlueLinx Holdings, Inc.*	35,592	46,270
CAI International, Inc.*	16,905	417,046
DXP Enterprises, Inc.*	9,202	873,546
H&E Equipment Services, Inc.*	28,919	1,169,774
Houston Wire & Cable Co.	17,664	231,928
Kaman Corp.	26,283	1,069,192
Rush Enterprises, Inc., Class A*	33,608	1,091,588
Stock Building Supply Holdings, Inc.*	7,623	154,899
TAL International Group, Inc.*	33,194	1,423,027
Textainer Group Holdings Ltd.	20,969	802,484
Titan Machinery, Inc.*	16,527	258,978
Watsco, Inc.	25,174	2,515,134

		15,717,860

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	40,057	881,654

Total Industrials		239,576,639

Information Technology (12.8%)
Communications Equipment (1.3%)
ADTRAN, Inc.	57,815	1,411,264
Alliance Fiber Optic Products, Inc.	11,361	164,394
Applied Optoelectronics, Inc.*	4,501	111,040
ARRIS Group, Inc.*	113,871	3,208,885
Aruba Networks, Inc.*	104,311	1,955,831
Aviat Networks, Inc.*	57,568	91,533
Bel Fuse, Inc., Class B	9,660	211,554
Black Box Corp.	15,820	385,059
CalAmp Corp.*	34,046	948,862
Calix, Inc.*	39,347	331,695
Ciena Corp.*	99,228	2,256,445
Comtech Telecommunications Corp.	14,740	469,616
Digi International, Inc.*	24,455	248,218
Emulex Corp.*	79,133	584,793
Extreme Networks, Inc.*	91,584	531,187
Finisar Corp.*	91,213	2,418,057
Harmonic, Inc.*	99,631	711,365
Infinera Corp.*	119,264	1,082,917
InterDigital, Inc.	40,263	1,333,108
Ixia*	55,695	696,188
KVH Industries, Inc.*	15,156	199,453
NETGEAR, Inc.*	35,574	1,199,911
Numerex Corp., Class A*	13,993	152,944
Oplink Communications, Inc.*	18,641	334,792
Parkervision, Inc.*	86,943	417,326
PC-Tel, Inc.	18,347	160,169
Plantronics, Inc.	42,245	1,877,790
Procera Networks, Inc.*	20,197	209,847
Ruckus Wireless, Inc.*	45,594	554,423
ShoreTel, Inc.*	57,818	497,235
Sonus Networks, Inc.*	186,772	629,422
Tessco Technologies, Inc.	5,051	188,705
Ubiquiti Networks, Inc.*	12,398	563,737
ViaSat, Inc.*	38,653	2,668,603
Westell Technologies, Inc., Class A*	43,969	162,246

		28,968,614

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	19,381	161,056
Agilysys, Inc.*	14,097	188,900
Anixter International, Inc.	26,473	2,687,539
Audience, Inc.*	9,924	124,050
Badger Meter, Inc.	14,130	778,563
Belden, Inc.	42,971	2,990,782
Benchmark Electronics, Inc.*	52,700	1,193,655
Checkpoint Systems, Inc.*	40,336	541,309
Cognex Corp.*	84,908	2,874,985
Coherent, Inc.*	23,707	1,549,252
Control4 Corp.*	4,497	95,381
CTS Corp.	32,910	687,161
Daktronics, Inc.	36,178	520,601
DTS, Inc.*	16,589	327,799
Electro Rent Corp.	18,840	331,396
Electro Scientific Industries, Inc.	23,454	231,022
Fabrinet*	27,824	577,904
FARO Technologies, Inc.*	16,615	880,595
FEI Co.	40,813	4,204,555
Gerber Scientific, Inc. (Escrow Shares)(b)*†	14,176	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
GSI Group, Inc.*	29,743	$388,444
Insight Enterprises, Inc.*	42,221	1,060,169
InvenSense, Inc.*	55,431	1,312,052
Itron, Inc.*	38,489	1,367,899
Kemet Corp.*	44,669	259,527
Littelfuse, Inc.	21,557	2,018,597
Maxwell Technologies, Inc.*	28,784	371,889
Measurement Specialties, Inc.*	15,000	1,017,750
Mercury Systems, Inc.*	31,687	418,585
Mesa Laboratories, Inc.	2,538	229,054
Methode Electronics, Inc.	36,094	1,106,642
MTS Systems Corp.	15,332	1,050,089
Multi-Fineline Electronix, Inc.*	8,829	113,011
Neonode, Inc.*	27,270	155,166
Newport Corp.*	38,440	794,939
OSI Systems, Inc.*	19,438	1,163,559
Park Electrochemical Corp.	20,471	611,469
PC Connection, Inc.	9,019	183,266
Plexus Corp.*	33,170	1,329,122
RadiSys Corp.*	26,843	96,366
RealD, Inc.*	39,978	446,554
Richardson Electronics Ltd.	10,843	116,671
Rofin-Sinar Technologies, Inc.*	27,833	666,879
Rogers Corp.*	17,556	1,095,846
Sanmina Corp.*	80,450	1,403,852
ScanSource, Inc.*	27,076	1,103,889
Speed Commerce, Inc.*	43,024	156,607
SYNNEX Corp.*	25,670	1,555,859
TTM Technologies, Inc.*	51,969	439,138
Uni-Pixel, Inc.*	10,463	80,147
Universal Display Corp.*	39,183	1,250,330
Viasystems Group, Inc.*	3,312	41,466
Vishay Precision Group, Inc.*	12,094	210,194
Zygo Corp.*	16,224	246,443

		44,807,975

Internet Software & Services (2.1%)
Angie’s List, Inc.*	41,548	506,055
Bankrate, Inc.*	44,952	761,487
Bazaarvoice, Inc.*	48,716	355,627
Benefitfocus, Inc.*	5,034	236,447
Blucora, Inc.*	40,316	793,822
Brightcove, Inc.*	27,120	266,590
Carbonite, Inc.*	12,359	125,938
Care.com, Inc.*	6,094	100,856
ChannelAdvisor Corp.*	6,290	237,385
Chegg, Inc.*	14,837	103,859
comScore, Inc.*	34,729	1,138,764
Constant Contact, Inc.*	30,227	739,352
Conversant, Inc.*	65,207	1,835,577
Cornerstone OnDemand, Inc.*	39,394	1,885,791
CoStar Group, Inc.#*	27,900	5,210,046
Cvent, Inc.*	6,434	232,589
Dealertrack Technologies, Inc.*	42,483	2,089,739
Demand Media, Inc.*	34,772	168,644
Demandware, Inc.*	17,966	1,150,902
Dice Holdings, Inc.*	37,836	282,257
Digital River, Inc.*	32,810	571,878
E2open, Inc.*	16,128	380,137
EarthLink Holdings Corp.	102,104	368,595
eGain Corp.*	12,395	87,509
Endurance International Group Holdings, Inc.*	21,473	279,364
Envestnet, Inc.*	23,082	927,435
Global Eagle Entertainment, Inc.*	27,684	436,854
Gogo, Inc.*	10,616	218,053
Internap Network Services Corp.*	52,591	372,344
Intralinks Holdings, Inc.*	37,745	386,131
j2 Global, Inc.	44,918	2,248,146
Limelight Networks, Inc.*	49,968	108,930
Liquidity Services, Inc.*	24,449	636,896
LivePerson, Inc.*	54,211	654,327
LogMeIn, Inc.*	23,681	1,063,040
Marchex, Inc., Class B	22,185	233,164
Marin Software, Inc.*	8,866	93,714
Marketo, Inc.*	7,275	237,674
Millennial Media, Inc.*	34,171	236,463
Monster Worldwide, Inc.*	94,577	707,436
Move, Inc.*	39,172	452,828
Net Element International, Inc.*	1,800	6,246
NIC, Inc.	63,190	1,220,199
OpenTable, Inc.*	22,264	1,712,770
Perficient, Inc.*	32,893	596,021
QuinStreet, Inc.*	31,052	206,185
RealNetworks, Inc.*	21,499	162,962
Reis, Inc.*	8,049	145,284
Rocket Fuel, Inc.*	5,188	222,461
SciQuest, Inc.*	22,382	604,650
Shutterstock, Inc.*	7,281	528,673
Spark Networks, Inc.*	16,467	86,122
SPS Commerce, Inc.*	15,511	953,151
Stamps.com, Inc.*	13,175	442,153
support.com, Inc.*	51,314	130,851
TechTarget, Inc.*	11,255	81,149
Textura Corp.*	5,458	137,596
Travelzoo, Inc.*	7,539	172,643
Tremor Video, Inc.*	8,294	34,171
Trulia, Inc.*	26,958	895,006
United Online, Inc.	13,504	156,106
Unwired Planet, Inc.*	30,709	66,639
Vistaprint N.V.*	31,817	1,566,033
Vocus, Inc.*	18,827	250,964
Web.com Group, Inc.*	40,892	1,391,555
WebMD Health Corp.*	27,716	1,147,442
Wix.com Ltd.*	8,326	191,248
XO Group, Inc.*	26,301	266,692
Xoom Corp.*	8,165	159,381
Yelp, Inc.*	31,725	2,440,604
YuMe, Inc.*	4,971	36,338
Zillow, Inc., Class A*	22,758	2,004,980
Zix Corp.*	61,691	255,401

		47,194,321

IT Services (1.5%)
Acxiom Corp.*	72,232	2,484,420
Blackhawk Network Holdings, Inc.*	11,333	276,412
CACI International, Inc., Class A*	22,493	1,659,984
Cardtronics, Inc.*	43,734	1,699,066
Cass Information Systems, Inc.	10,140	522,818
CIBER, Inc.*	73,222	335,357
Computer Task Group, Inc.	15,309	260,100
Convergys Corp.	102,554	2,246,958
CSG Systems International, Inc.	32,933	857,575
Datalink Corp.*	18,507	257,803
EPAM Systems, Inc.*	21,495	707,186
Euronet Worldwide, Inc.*	48,625	2,022,314
EVERTEC, Inc.	29,142	719,807
ExlService Holdings, Inc.*	31,710	980,156
Forrester Research, Inc.	12,340	442,389
Global Cash Access Holdings, Inc.*	65,306	447,999
Hackett Group, Inc.	24,398	145,900
Heartland Payment Systems, Inc.	35,449	1,469,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Higher One Holdings, Inc.*	31,336	$226,559
iGATE Corp.*	33,952	1,070,846
Lionbridge Technologies, Inc.*	57,278	384,335
Luxoft Holding, Inc.*	4,508	158,096
ManTech International Corp., Class A	22,964	675,371
MAXIMUS, Inc.	66,790	2,996,199
ModusLink Global Solutions, Inc.*	36,562	154,657
MoneyGram International, Inc.*	21,282	375,627
Planet Payment, Inc.*	40,600	111,244
PRGX Global, Inc.*	28,613	198,288
Sapient Corp.*	107,840	1,839,750
ServiceSource International, Inc.*	60,109	507,320
Sykes Enterprises, Inc.*	37,981	754,683
Syntel, Inc.*	15,093	1,356,861
TeleTech Holdings, Inc.*	19,642	481,426
Unisys Corp.*	49,953	1,521,568
Virtusa Corp.*	22,083	740,001
WEX, Inc.*	37,965	3,608,573

		34,697,009

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Energy Industries, Inc.*	38,203	935,973
Alpha & Omega Semiconductor Ltd.*	17,343	127,644
Ambarella, Inc.*	18,160	485,054
Amkor Technology, Inc.*	69,012	473,422
ANADIGICS, Inc.*	79,042	134,371
Applied Micro Circuits Corp.*	71,862	711,434
ATMI, Inc.*	31,120	1,058,391
Axcelis Technologies, Inc.*	107,464	231,048
Brooks Automation, Inc.	65,387	714,680
Cabot Microelectronics Corp.*	23,786	1,046,584
Cavium, Inc.*	50,167	2,193,803
CEVA, Inc.*	21,722	381,438
Cirrus Logic, Inc.*	61,859	1,229,138
Cohu, Inc.	24,195	259,854
Cypress Semiconductor Corp.*	143,855	1,477,391
Diodes, Inc.*	34,904	911,692
DSP Group, Inc.*	19,514	168,601
Entegris, Inc.*	135,892	1,645,652
Entropic Communications, Inc.*	88,183	360,668
Exar Corp.*	37,511	448,256
FormFactor, Inc.*	52,994	338,632
GSI Technology, Inc.*	20,465	141,413
GT Advanced Technologies, Inc.*	131,139	2,235,920
Hittite Microwave Corp.	30,818	1,942,767
Inphi Corp.*	26,419	425,082
Integrated Device Technology, Inc.*	128,646	1,573,341
Integrated Silicon Solution, Inc.*	29,136	453,065
Intermolecular, Inc.*	16,367	45,828
International Rectifier Corp.*	67,767	1,856,816
Intersil Corp., Class A	124,212	1,604,819
IXYS Corp.	23,644	268,359
Kopin Corp.*	64,824	245,035
Lattice Semiconductor Corp.*	113,753	891,823
LTX-Credence Corp.*	46,727	416,338
MA-COM Technology Solutions Holdings, Inc.*	10,439	214,521
MaxLinear, Inc., Class A*	24,097	228,440
Micrel, Inc.	45,792	507,375
Microsemi Corp.*	90,809	2,272,949
MKS Instruments, Inc.	51,668	1,544,357
Monolithic Power Systems, Inc.*	37,732	1,462,870
MoSys, Inc.*	46,477	211,006
Nanometrics, Inc.*	22,637	406,787
NeoPhotonics Corp.*	20,312	161,074
NVE Corp.*	4,770	272,081
OmniVision Technologies, Inc.*	52,498	929,215
PDF Solutions, Inc.*	24,700	448,799
Peregrine Semiconductor Corp.*	26,820	162,261
Pericom Semiconductor Corp.*	22,335	174,883
Photronics, Inc.*	59,560	508,047
PLX Technology, Inc.*	43,277	261,826
PMC-Sierra, Inc.*	199,081	1,515,006
Power Integrations, Inc.	28,315	1,862,561
Rambus, Inc.*	108,797	1,169,568
RF Micro Devices, Inc.*	274,773	2,165,211
Rubicon Technology, Inc.*	20,955	236,582
Rudolph Technologies, Inc.*	32,003	365,154
Semtech Corp.*	65,823	1,667,955
Sigma Designs, Inc.*	30,645	145,870
Silicon Image, Inc.*	75,658	522,040
Spansion, Inc., Class A*	45,866	798,986
SunEdison, Inc.*	260,454	4,906,953
SunPower Corp.*	40,258	1,298,723
Supertex, Inc.(b)*	9,411	310,375
Synaptics, Inc.*	31,779	1,907,376
Tessera Technologies, Inc.	51,459	1,215,976
TriQuint Semiconductor, Inc.*	159,518	2,135,946
Ultra Clean Holdings, Inc.*	23,423	308,012
Ultratech, Inc.*	27,320	797,471
Veeco Instruments, Inc.*	38,240	1,603,403

		62,133,991

Software (2.9%)
Accelrys, Inc.*	54,934	684,478
ACI Worldwide, Inc.*	38,938	2,304,740
Actuate Corp.*	46,668	280,941
Advent Software, Inc.	31,810	933,942
American Software, Inc., Class A	23,697	240,998
Aspen Technology, Inc.*	91,607	3,880,473
AVG Technologies N.V.*	23,582	494,279
Barracuda Networks, Inc.*	4,029	136,744
Blackbaud, Inc.	44,557	1,394,634
Bottomline Technologies (DE), Inc.*	36,867	1,295,875
BroadSoft, Inc.*	27,581	737,240
Callidus Software, Inc.*	39,678	496,769
CommVault Systems, Inc.*	45,455	2,952,302
Comverse, Inc.*	21,841	755,262
Covisint Corp.*	7,288	53,421
Cyan, Inc.*	7,760	33,135
Digimarc Corp.	6,210	194,994
Ebix, Inc.	30,649	523,178
Ellie Mae, Inc.*	27,056	780,295
EPIQ Systems, Inc.	30,982	422,285
ePlus, Inc.*	3,437	191,647
Fair Isaac Corp.	35,030	1,937,860
FleetMatics Group plc*	17,055	570,490
Gigamon, Inc.*	7,684	233,517
Glu Mobile, Inc.*	61,762	292,752
Guidance Software, Inc.*	16,748	185,233
Guidewire Software, Inc.*	47,656	2,337,527
Imperva, Inc.*	19,684	1,096,399
Infoblox, Inc.*	51,653	1,036,159
Interactive Intelligence Group, Inc.*	15,091	1,094,098
Jive Software, Inc.*	40,719	326,159
Manhattan Associates, Inc.*	76,050	2,664,032
Mavenir Systems, Inc.*	5,424	97,090
Mentor Graphics Corp.	93,233	2,052,991
MicroStrategy, Inc., Class A*	8,825	1,018,317
Mitek Systems, Inc.*	23,814	92,160
Model N, Inc.*	7,822	79,080
Monotype Imaging Holdings, Inc.	37,242	1,122,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NetScout Systems, Inc.*	35,334	$1,327,852
Pegasystems, Inc.	17,154	605,879
Progress Software Corp.*	50,635	1,103,843
Proofpoint, Inc.*	22,299	826,847
PROS Holdings, Inc.*	22,142	697,694
PTC, Inc.*	116,990	4,144,956
QAD, Inc., Class A	5,515	112,671
QAD, Inc., Class B	249	4,235
Qlik Technologies, Inc.*	85,024	2,260,788
Qualys, Inc.*	14,529	369,472
Rally Software Development Corp.*	6,687	89,472
RealPage, Inc.*	45,369	823,901
Rosetta Stone, Inc.*	11,234	126,045
Sapiens International Corp. N.V.*	18,771	152,233
SeaChange International, Inc.*	32,228	336,460
Silver Spring Networks, Inc.*	5,757	100,057
SS&C Technologies Holdings, Inc.*	56,903	2,277,258
Synchronoss Technologies, Inc.*	28,411	974,213
Take-Two Interactive Software, Inc.*	79,085	1,734,334
Tangoe, Inc.*	30,460	566,251
TeleCommunication Systems, Inc., Class A*	44,858	103,173
Telenav, Inc.*	18,051	107,584
TiVo, Inc.*	123,908	1,639,303
Tyler Technologies, Inc.*	30,793	2,576,758
Ultimate Software Group, Inc.*	27,036	3,703,932
Varonis Systems, Inc.*	5,179	185,201
VASCO Data Security International, Inc.*	28,571	215,425
Verint Systems, Inc.*	51,450	2,414,549
VirnetX Holding Corp.*	41,588	589,718
Vringo, Inc.*	64,359	223,326

		65,417,400

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	38,673	1,443,276
Electronics for Imaging, Inc.*	45,311	1,962,419
Fusion-io, Inc.*	79,512	836,466
Hutchinson Technology, Inc.*	22,813	64,561
Imation Corp.*	32,965	190,208
Immersion Corp.*	27,658	291,792
QLogic Corp.*	86,817	1,106,917
Quantum Corp.*	212,406	259,135
Silicon Graphics International Corp.*	33,327	409,256
Super Micro Computer, Inc.*	31,358	544,689
Violin Memory, Inc.*	18,736	74,944

		7,183,663

Total Information Technology		290,402,973

Materials (3.5%)
Chemicals (1.7%)
A. Schulman, Inc.	28,579	1,036,275
Advanced Emissions Solutions, Inc.*	21,102	517,843
American Vanguard Corp.	28,173	609,945
Arabian American Development Co.*	20,125	218,356
Axiall Corp.	68,236	3,065,161
Balchem Corp.	28,941	1,508,405
Calgon Carbon Corp.*	52,736	1,151,227
Chase Corp.	6,187	195,076
Chemtura Corp.*	96,023	2,428,422
Ferro Corp.*	70,463	962,525
Flotek Industries, Inc.*	46,499	1,294,997
FutureFuel Corp.	21,385	434,116
H.B. Fuller Co.	49,198	2,375,279
Hawkins, Inc.	9,324	342,564
Innophos Holdings, Inc.	21,416	1,214,287
Innospec, Inc.	22,968	1,038,843
Intrepid Potash, Inc.*	53,251	823,260
KMG Chemicals, Inc.	8,236	129,140
Koppers Holdings, Inc.	20,164	831,362
Kraton Performance Polymers, Inc.*	31,609	826,259
Landec Corp.*	25,459	284,122
LSB Industries, Inc.*	18,812	703,945
Marrone Bio Innovations, Inc.*	5,591	78,106
Minerals Technologies, Inc.	34,070	2,199,559
Olin Corp.	78,649	2,171,499
OM Group, Inc.	31,048	1,031,415
OMNOVA Solutions, Inc.*	46,172	479,265
Penford Corp.*	9,413	135,171
PolyOne Corp.	97,139	3,561,116
Quaker Chemical Corp.	12,782	1,007,605
Sensient Technologies Corp.	48,961	2,761,890
Stepan Co.	18,373	1,186,161
Taminco Corp.*	15,556	326,832
Tredegar Corp.	24,204	556,934
Zep, Inc.	22,366	395,878

		37,882,840

Construction Materials (0.1%)
Headwaters, Inc.*	72,074	952,098
Texas Industries, Inc.*	21,255	1,904,873
United States Lime & Minerals, Inc.	1,909	107,477
US Concrete, Inc.*	13,915	327,002

		3,291,450

Containers & Packaging (0.2%)
AEP Industries, Inc.*	4,360	161,756
Berry Plastics Group, Inc.*	53,970	1,249,405
Graphic Packaging Holding Co.*	192,060	1,951,330
Myers Industries, Inc.	27,705	551,884
UFP Technologies, Inc.*	5,353	130,399

		4,044,774

Metals & Mining (1.0%)
A.M. Castle & Co.*	17,388	255,430
AK Steel Holding Corp.*	132,552	957,025
Allied Nevada Gold Corp.*	101,912	439,241
AMCOL International Corp.	27,123	1,241,691
Century Aluminum Co.*	50,542	667,660
Coeur Mining, Inc.*	98,358	913,746
Commercial Metals Co.	114,059	2,153,434
General Moly, Inc.*	55,055	54,505
Globe Specialty Metals, Inc.	62,835	1,308,225
Gold Resource Corp.	33,785	161,492
Handy & Harman Ltd.*	5,416	119,206
Haynes International, Inc.	12,132	655,128
Hecla Mining Co.	323,558	993,323
Horsehead Holding Corp.*	49,601	834,289
Kaiser Aluminum Corp.	18,322	1,308,557
Materion Corp.	20,186	684,911
Midway Gold Corp.*	112,285	117,899
Molycorp, Inc.*	146,576	687,441
Noranda Aluminum Holding Corp.	33,127	136,152
Olympic Steel, Inc.	8,853	254,081
Paramount Gold and Silver Corp.*	138,440	170,281
RTI International Metals, Inc.*	30,355	843,262
Schnitzer Steel Industries, Inc., Class A	25,321	730,511
Stillwater Mining Co.*	115,289	1,707,430
SunCoke Energy, Inc.*	68,168	1,556,957
U.S. Silica Holdings, Inc.	20,856	796,074
Universal Stainless & Alloy Products, Inc.*	6,782	229,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Walter Energy, Inc.	61,606	$465,741
Worthington Industries, Inc.	51,687	1,977,028

		22,419,748

Paper & Forest Products (0.5%)
Boise Cascade Co.*	12,163	348,348
Clearwater Paper Corp.*	20,543	1,287,430
Deltic Timber Corp.	10,962	715,051
KapStone Paper and Packaging Corp.*	79,861	2,303,191
Louisiana-Pacific Corp.*	136,269	2,298,858
Neenah Paper, Inc.	15,490	801,143
P.H. Glatfelter Co.	41,808	1,138,014
Resolute Forest Products, Inc.*	67,855	1,363,207
Schweitzer-Mauduit International, Inc.	30,650	1,305,384
Wausau Paper Corp.	48,580	618,423

		12,179,049

Total Materials		79,817,861

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	86,071	930,427
Atlantic Tele-Network, Inc.	9,204	606,728
Cbeyond, Inc.*	25,638	185,875
Cincinnati Bell, Inc.*	204,618	707,978
Cogent Communications Group, Inc.	46,021	1,635,126
Consolidated Communications Holdings, Inc.	39,661	793,617
FairPoint Communications, Inc.*	20,641	280,718
General Communication, Inc., Class A*	30,827	351,736
Hawaiian Telcom Holdco, Inc.*	10,071	286,923
HickoryTech Corp.	13,578	173,663
IDT Corp., Class B	14,892	248,101
inContact, Inc.*	52,172	500,851
Inteliquent, Inc.	31,839	462,621
Iridium Communications, Inc.*	62,586	470,021
Lumos Networks Corp.	15,235	203,692
magicJack VocalTec Ltd.*	18,232	387,065
ORBCOMM, Inc.*	40,851	279,829
Premiere Global Services, Inc.*	47,316	570,631
Straight Path Communications, Inc., Class B*	7,822	57,570
Towerstream Corp.*	63,372	148,924
Vonage Holdings Corp.*	152,412	650,799

		9,932,895

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,582	119,206
Leap Wireless International, Inc.(b)*	51,376	129,468
NII Holdings, Inc.*	163,398	194,444
NTELOS Holdings Corp.	14,570	196,695
RingCentral, Inc., Class A*	8,714	157,723
Shenandoah Telecommunications Co.	23,559	760,720
USA Mobility, Inc.	21,148	384,259

		1,942,515

Total Telecommunication Services		11,875,410

Utilities (2.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	39,039	2,046,424
Cleco Corp.	59,300	2,999,394
El Paso Electric Co.	39,105	1,397,222
Empire District Electric Co.	41,257	1,003,370
IDACORP, Inc.	49,248	2,731,787
MGE Energy, Inc.	33,736	1,323,463
NRG Yield, Inc., Class A	21,994	869,423
Otter Tail Corp.	35,335	1,087,965
PNM Resources, Inc.	77,334	2,090,338
Portland General Electric Co.	74,173	2,398,755
UIL Holdings Corp.	55,515	2,043,507
Unitil Corp.	13,625	447,445
UNS Energy Corp.	40,599	2,437,158

		22,876,251

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	9,420	594,967
Delta Natural Gas Co., Inc.	6,707	138,969
Laclede Group, Inc.	32,008	1,509,177
New Jersey Resources Corp.	41,059	2,044,738
Northwest Natural Gas Co.	26,512	1,166,793
Piedmont Natural Gas Co., Inc.	74,392	2,632,733
South Jersey Industries, Inc.	31,430	1,762,909
Southwest Gas Corp.	45,494	2,431,655
WGL Holdings, Inc.	50,854	2,037,211

		14,319,152

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	118,627	344,019
Dynegy, Inc.*	97,379	2,428,632
Genie Energy Ltd., Class B*	12,510	124,725
Ormat Technologies, Inc.	17,306	519,353
Pattern Energy Group, Inc.	17,986	487,960

		3,904,689

Multi-Utilities (0.2%)
Avista Corp.	58,544	1,794,374
Black Hills Corp.	43,530	2,509,504
NorthWestern Corp.	37,038	1,756,712

		6,060,590

Water Utilities (0.2%)
American States Water Co.	37,692	1,217,075
Artesian Resources Corp., Class A	7,277	163,441
California Water Service Group	46,703	1,118,070
Connecticut Water Service, Inc.	10,641	363,603
Consolidated Water Co., Ltd.	14,077	185,535
Middlesex Water Co.	15,698	342,530
Pure Cycle Corp.*	16,393	99,178
SJW Corp.	15,338	453,391
York Water Co.	12,515	255,306

		4,198,129

Total Utilities		51,358,811

Total Common Stocks (72.3%) (Cost $1,332,357,976)		1,645,547,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*† (Cost $—)	1,163	$—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	16,544	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (72.3%) (Cost $1,332,357,976)		1,645,547,627
Other Assets Less Liabilities (27.7%)		629,628,029

Net Assets (100%)		$2,275,175,656

*	Non-income producing.

†	Securities (totaling $224,770 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $937,022.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,371	June-14	$636,051,460	$628,675,550	$(7,375,910)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$214,245,508	$—	$—		$214,245,508
Consumer Staples	60,623,706	—	—		60,623,706
Energy	93,028,419	—	49,266		93,077,685
Financials	381,414,161	—	—		381,414,161
Health Care	222,979,369	—	175,504		223,154,873
Industrials	239,576,639	—	—		239,576,639
Information Technology	290,402,973	—	—	†	290,402,973
Materials	79,817,861	—	—		79,817,861
Telecommunication Services	11,745,942	129,468	—		11,875,410
Utilities	51,358,811	—	—		51,358,811
Rights
Consumer Discretionary	—	—	—	†	—
Warrants
Energy	—	—	—	†	—

Total Assets	$1,645,193,389	$129,468	$224,770		$1,645,547,627

Liabilities:
Futures	$(7,375,910)	$—	$—		$(7,375,910)

Total Liabilities	$(7,375,910)	$—	$—		$(7,375,910)

Total	$1,637,817,479	$129,468	$224,770		$1,638,171,717

†	Value is zero.

(a)	A security with a market value of $172,988 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,942,613
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,548,530

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,791,999
Aggregate gross unrealized depreciation	(52,086,052)

Net unrealized appreciation	$312,705,947

Federal income tax cost of investments	$1,332,841,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.7%)
AGL Energy Ltd.	32,753	$461,276
ALS Ltd.	22,343	151,977
Alumina Ltd.*	150,650	167,055
Amcor Ltd.	71,815	692,429
AMP Ltd.	174,377	806,612
APA Group	49,275	293,888
Asciano Ltd.	58,099	280,317
ASX Ltd.	11,526	385,748
Aurizon Holdings Ltd.	120,866	577,435
Australia & New Zealand Banking Group Ltd.	163,197	5,015,558
Bank of Queensland Ltd.	16,260	194,210
Bendigo and Adelaide Bank Ltd.	24,285	256,891
BHP Billiton Ltd.	189,027	6,399,742
Boral Ltd.	45,682	239,549
Brambles Ltd.	92,635	796,006
Caltex Australia Ltd.	8,049	165,321
CFS Retail Property Trust Group (REIT)	126,384	221,586
Coca-Cola Amatil Ltd.	34,031	348,239
Cochlear Ltd.	3,399	179,756
Commonwealth Bank of Australia	95,716	6,890,100
Computershare Ltd.	28,132	315,895
Crown Resorts Ltd.	23,862	368,230
CSL Ltd.	28,978	1,870,036
Dexus Property Group (REIT)	288,203	283,364
Echo Entertainment Group Ltd.	46,801	106,409
Federation Centres Ltd. (REIT)	85,091	186,284
Flight Centre Travel Group Ltd.	3,292	160,356
Fortescue Metals Group Ltd.	92,730	454,242
Goodman Group (REIT)	101,986	447,571
GPT Group (REIT)	105,310	357,504
Harvey Norman Holdings Ltd.	32,777	100,379
Iluka Resources Ltd.	24,944	229,437
Incitec Pivot Ltd.	97,030	266,564
Insurance Australia Group Ltd.	123,735	640,385
Leighton Holdings Ltd.	10,050	196,848
Lend Lease Group	32,496	357,371
Macquarie Group Ltd.	17,162	925,662
Metcash Ltd.	52,492	127,550
Mirvac Group (REIT)	218,109	343,987
National Australia Bank Ltd.	139,325	4,591,830
Newcrest Mining Ltd.*	45,584	419,017
Orica Ltd.	21,834	443,301
Origin Energy Ltd.	65,103	863,221
Qantas Airways Ltd.*	69,534	71,390
QBE Insurance Group Ltd.	71,208	847,209
Ramsay Health Care Ltd.	7,825	349,391
REA Group Ltd.	2,284	103,312
Rio Tinto Ltd.	25,926	1,533,493
Santos Ltd.	57,220	716,741
Seek Ltd.	19,132	312,040
Sonic Healthcare Ltd.	22,415	359,196
SP AusNet	101,283	123,083
Stockland Corp., Ltd. (REIT)	131,125	456,197
Suncorp Group Ltd.	76,558	914,218
Sydney Airport	60,100	234,204
Tabcorp Holdings Ltd.	43,785	138,751
Tatts Group Ltd.	82,708	222,553
Telstra Corp., Ltd.	259,117	1,222,241
Toll Holdings Ltd.	40,611	195,970
Transurban Group	83,779	564,248
Treasury Wine Estates Ltd.	38,567	126,324
Wesfarmers Ltd.	66,969	2,559,486
Westfield Group (REIT)	115,604	1,099,401
Westfield Retail Trust (REIT)	181,792	502,509
Westpac Banking Corp.	182,497	5,852,868
Woodside Petroleum Ltd.	39,215	1,419,598
Woolworths Ltd.	73,933	2,450,148
WorleyParsons Ltd.	12,309	172,913

		61,126,622

Austria (0.2%)
Andritz AG	4,338	268,308
Erste Group Bank AG	15,345	525,254
Immofinanz AG*	57,175	267,400
OMV AG	8,768	398,207
Raiffeisen Bank International AG	6,944	232,027
Telekom Austria AG	14,164	140,540
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	113,194
Voestalpine AG	6,680	294,434

		2,239,364

Belgium (0.7%)
Ageas	13,749	613,160
Anheuser-Busch InBev N.V.	47,788	5,022,960
Belgacom S.A.	9,065	284,495
Colruyt S.A.	4,519	249,479
Delhaize Group S.A.	6,069	444,732
Groupe Bruxelles Lambert S.A.	4,804	480,013
KBC Groep N.V.	14,395	887,073
Solvay S.A.	3,529	554,676
Telenet Group Holding N.V.	3,055	188,275
UCB S.A.	6,551	525,270
Umicore S.A.	6,789	346,592

		9,596,725

Bermuda (0.1%)
Seadrill Ltd.	22,338	788,531

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	121,327	104,355

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	33	381,451
A. P. Moller - Maersk A/S, Class B	78	937,743
Carlsberg A/S, Class B	6,367	634,477
Coloplast A/S, Class B	6,615	536,016
Danske Bank A/S	39,015	1,087,930
DSV A/S	11,199	361,878
Novo Nordisk A/S, Class B	118,180	5,391,316
Novozymes A/S, Class B	13,726	604,369
TDC A/S	48,828	451,292
Tryg A/S	1,464	144,769
William Demant Holding A/S*	1,567	134,234

		10,665,475

Finland (0.5%)
Elisa Oyj*	8,473	243,992
Fortum Oyj	26,441	601,102
Kone Oyj, Class B	18,530	778,209
Metso Oyj	7,612	248,788
Neste Oil Oyj	7,757	158,150
Nokia Oyj*	222,857	1,640,847
Nokian Renkaat Oyj	6,700	271,516
Orion Oyj, Class B	5,846	176,624
Pohjola Bank plc, Class A	8,267	184,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sampo Oyj, Class A	24,937	$1,295,590
Stora Enso Oyj, Class R	32,839	351,758
UPM-Kymmene Oyj	31,361	537,039
Wartsila OYJ Abp	10,567	575,814

		7,063,464

France (6.1%)
Accor S.A.	9,475	485,694
Aeroports de Paris S.A.	1,771	220,940
Air Liquide S.A.	18,580	2,520,200
Airbus Group N.V.	34,611	2,482,103
Alcatel-Lucent*	156,705	619,182
Alstom S.A.	12,836	351,055
Arkema S.A.	3,738	424,000
AtoS	3,794	343,320
AXA S.A.	106,572	2,774,780
BNP Paribas S.A.	59,116	4,570,041
Bouygues S.A.	11,587	484,283
Bureau Veritas S.A.	13,156	403,262
Cap Gemini S.A.	8,564	649,317
Carrefour S.A.	35,869	1,389,960
Casino Guichard Perrachon S.A.	3,355	399,914
CGG S.A.*	9,459	151,942
Christian Dior S.A.	3,245	625,591
Cie de Saint-Gobain S.A.	24,467	1,481,308
Cie Generale des Etablissements Michelin	10,863	1,360,720
CNP Assurances S.A.	9,596	203,348
Credit Agricole S.A.*	59,475	939,287
Danone S.A.	33,963	2,402,310
Dassault Systemes S.A.	3,707	434,509
Edenred	12,105	380,156
EDF S.A.	14,314	566,858
Essilor International S.A.	12,136	1,226,323
Eurazeo S.A.	1,475	132,698
Eutelsat Communications S.A.	8,523	289,665
Fonciere des Regions (REIT)	1,727	159,942
GDF Suez S.A.	78,949	2,163,362
Gecina S.A. (REIT)	1,310	174,252
Groupe Eurotunnel S.A. (Registered)	32,765	418,621
ICADE (REIT)	2,030	201,029
Iliad S.A.	1,549	446,951
Imerys S.A.	2,024	179,929
J.C. Decaux S.A.	4,019	176,001
Kering	4,503	919,714
Klepierre S.A. (REIT)	5,942	266,107
Lafarge S.A.	11,111	870,936
Lagardere S.C.A.	6,646	264,171
Legrand S.A.	15,660	973,844
L’Oreal S.A.	14,380	2,372,347
LVMH Moet Hennessy Louis Vuitton S.A.	15,100	2,748,834
Natixis S.A.	55,158	405,385
Orange S.A.	110,323	1,631,439
Pernod-Ricard S.A.	12,627	1,471,112
Publicis Groupe S.A.	10,623	960,786
Remy Cointreau S.A.	1,518	121,940
Renault S.A.	11,438	1,114,384
Rexel S.A.	12,288	322,580
Safran S.A.	15,543	1,077,947
Sanofi S.A.	70,603	7,378,016
Schneider Electric S.A.	32,396	2,880,211
SCOR SE	9,149	320,577
Societe BIC S.A.	1,729	227,211
Societe Generale S.A.	42,508	2,624,068
Sodexo S.A.	5,612	589,162
Suez Environnement Co. S.A.	16,723	339,752
Technip S.A.	6,053	624,965
Thales S.A.	5,424	360,098
Total S.A.	126,654	8,318,628
Unibail-Rodamco SE (REIT)	5,646	1,468,043
Valeo S.A.	4,167	587,784
Vallourec S.A.	6,324	343,773
Veolia Environnement S.A.	20,218	400,956
Vinci S.A.	28,229	2,103,428
Vivendi S.A.	70,869	1,977,023
Wendel S.A.	1,919	298,537
Zodiac Aerospace	10,165	359,125

		78,955,736

Germany (5.6%)
Adidas AG	12,447	1,348,472
Allianz SE (Registered)	27,121	4,583,430
Axel Springer SE	2,423	155,191
BASF SE	54,015	6,003,048
Bayer AG (Registered)	48,662	6,580,889
Bayerische Motoren Werke (BMW) AG	19,697	2,486,400
Bayerische Motoren Werke (BMW) AG (Preference)	3,192	301,712
Beiersdorf AG	6,000	585,152
Brenntag AG	3,066	569,350
Celesio AG	2,637	90,124
Commerzbank AG*	57,575	1,059,283
Continental AG	6,546	1,568,600
Daimler AG (Registered)	57,157	5,401,623
Deutsche Bank AG (Registered)	60,646	2,712,740
Deutsche Boerse AG	11,486	914,038
Deutsche Lufthansa AG (Registered)*	13,698	358,796
Deutsche Post AG (Registered)	53,948	2,003,989
Deutsche Telekom AG (Registered)	169,720	2,745,165
Deutsche Wohnen AG	17,651	378,643
E.ON SE	107,137	2,094,223
Fraport AG Frankfurt Airport Services Worldwide	2,201	164,601
Fresenius Medical Care AG & Co. KGaA	12,611	879,830
Fresenius SE & Co. KGaA	7,424	1,161,708
Fuchs Petrolub SE (Preference)	2,116	212,247
GEA Group AG	10,888	497,599
Hannover Rueck SE	3,592	321,259
HeidelbergCement AG	8,370	717,230
Henkel AG & Co. KGaA	7,731	777,127
Henkel AG & Co. KGaA (Preference)	10,601	1,140,948
Hochtief AG	1,838	167,004
Hugo Boss AG	1,888	251,444
Infineon Technologies AG	64,319	767,420
K+S AG (Registered)	10,256	336,871
Kabel Deutschland Holding AG	1,318	181,146
LANXESS AG	4,954	373,722
Linde AG	11,019	2,205,634
MAN SE	2,100	267,599
Merck KGaA	3,846	647,597
Metro AG	7,723	315,535
Muenchener Rueckversicherungs AG (Registered)	10,669	2,330,823
OSRAM Licht AG*	4,716	306,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Porsche Automobil Holding SE (Preference)	9,113	$935,858
ProSiebenSat.1 Media AG (Registered)	10,310	472,830
RWE AG	29,119	1,181,486
SAP AG	54,806	4,436,203
Siemens AG (Registered)	46,651	6,278,197
Sky Deutschland AG*	22,894	197,421
Suedzucker AG	4,870	138,870
Telefonica Deutschland Holding AG	16,667	132,843
ThyssenKrupp AG*	26,810	719,724
United Internet AG (Registered)	6,361	298,663
Volkswagen AG	1,757	445,333
Volkswagen AG (Preference)	8,604	2,229,254

		73,431,175

Hong Kong (1.6%)
AIA Group Ltd.	716,412	3,403,781
ASM Pacific Technology Ltd.	14,300	138,824
Bank of East Asia Ltd.	73,000	286,002
BOC Hong Kong Holdings Ltd.	220,000	628,092
Cathay Pacific Airways Ltd.	70,000	130,611
Cheung Kong Holdings Ltd.	83,000	1,379,136
Cheung Kong Infrastructure Holdings Ltd.	37,000	237,341
CLP Holdings Ltd.	105,000	794,146
First Pacific Co., Ltd.	141,750	141,388
Galaxy Entertainment Group Ltd.*	125,000	1,091,688
Hang Lung Properties Ltd.	133,000	382,706
Hang Seng Bank Ltd.	45,500	725,854
Henderson Land Development Co., Ltd.	63,800	373,402
HKT Trust and HKT Ltd.	134,000	141,534
Hong Kong & China Gas Co., Ltd.	340,771	744,570
Hong Kong Exchanges and Clearing Ltd.	78,200	1,186,339
Hopewell Holdings Ltd.	34,000	117,086
Hutchison Whampoa Ltd.	127,000	1,686,001
Hysan Development Co., Ltd.	38,000	165,627
Kerry Properties Ltd.	38,500	128,331
Li & Fung Ltd.	348,000	515,901
Link REIT (REIT)	136,000	669,281
MTR Corp., Ltd.	86,500	320,970
New World Development Co., Ltd.	224,000	225,411
Noble Group Ltd.	250,454	236,995
NWS Holdings Ltd.	89,023	150,148
PCCW Ltd.	248,000	124,550
Power Assets Holdings Ltd.	82,500	716,711
Shangri-La Asia Ltd.	94,000	154,373
Sino Land Co., Ltd.	176,600	259,713
SJM Holdings Ltd.	116,000	327,321
Sun Hung Kai Properties Ltd.	95,000	1,164,866
Swire Pacific Ltd., Class A	40,500	472,792
Swire Properties Ltd.	69,800	199,525
Wharf Holdings Ltd.	89,900	575,549
Wheelock & Co., Ltd.	54,000	211,425
Yue Yuen Industrial Holdings Ltd.	44,500	145,192

		20,353,182

Ireland (0.4%)
Bank of Ireland*	1,256,283	534,229
CRH plc	43,238	1,205,406
Experian plc	60,100	1,084,055
James Hardie Industries plc (CDI)	26,273	349,419
Kerry Group plc, Class A	8,886	678,232
Ryanair Holdings plc (ADR)*	1,300	76,453
Shire plc	33,158	1,631,606

		5,559,400

Israel (0.3%)
Bank Hapoalim B.M.	62,896	358,858
Bank Leumi Le-Israel B.M.*	74,616	291,330
Bezeq Israeli Telecommunication Corp., Ltd.	113,780	202,612
Delek Group Ltd.	289	115,423
Israel Chemicals Ltd.	26,531	231,918
Israel Corp., Ltd.*	161	89,825
Mizrahi Tefahot Bank Ltd.	7,726	105,705
NICE Systems Ltd.	3,478	155,056
Teva Pharmaceutical Industries Ltd.	50,530	2,664,633

		4,215,360

Italy (1.5%)
Assicurazioni Generali S.p.A.	69,471	1,550,283
Atlantia S.p.A.	19,706	507,398
Banca Monte dei Paschi di Siena S.p.A.*	383,541	139,985
Banco Popolare SC*	20,269	441,807
Enel Green Power S.p.A.	104,286	293,080
Enel S.p.A.	391,609	2,218,970
Eni S.p.A.	151,323	3,800,121
Exor S.p.A.	5,633	253,146
Fiat S.p.A.*	52,116	606,546
Finmeccanica S.p.A.*	24,145	239,172
Intesa Sanpaolo S.p.A.	691,714	2,348,965
Luxottica Group S.p.A.	9,871	570,799
Mediobanca S.p.A.*	30,795	352,756
Pirelli & C. S.p.A.	14,186	222,895
Prysmian S.p.A.	12,141	302,965
Saipem S.p.A.	15,764	385,164
Snam S.p.A.	120,768	707,548
Telecom Italia S.p.A.	599,004	707,179
Telecom Italia S.p.A. (RNC)	359,053	336,313
Terna Rete Elettrica Nazionale S.p.A.	89,758	481,001
UniCredit S.p.A.	258,227	2,363,854
Unione di Banche Italiane S.c.p.A.	51,048	482,029
UnipolSai S.p.A.*	53,298	204,457

		19,516,433

Japan (11.8%)
ABC-Mart, Inc.	1,200	52,004
Acom Co., Ltd.*	23,800	75,950
Advantest Corp.	8,900	95,713
Aeon Co., Ltd.	35,700	401,934
AEON Financial Service Co., Ltd.	3,900	87,783
Aeon Mall Co., Ltd.	6,430	164,991
Air Water, Inc.	9,000	124,333
Aisin Seiki Co., Ltd.	11,400	410,608
Ajinomoto Co., Inc.	33,000	472,725
Alfresa Holdings Corp.	2,500	162,705
Amada Co., Ltd.	21,000	147,451
ANA Holdings, Inc.	69,000	149,409
Aozora Bank Ltd.	64,000	182,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Glass Co., Ltd.	60,000	$347,319
Asahi Group Holdings Ltd.	23,000	645,207
Asahi Kasei Corp.	75,000	509,197
Asics Corp.	9,500	186,360
Astellas Pharma, Inc.	128,000	1,516,352
Bank of Kyoto Ltd.	19,000	156,657
Bank of Yokohama Ltd.	70,000	348,913
Benesse Holdings, Inc.	4,300	164,094
Bridgestone Corp.	38,700	1,370,526
Brother Industries Ltd.	14,100	197,826
Calbee, Inc.	4,400	103,841
Canon, Inc.	67,400	2,085,898
Casio Computer Co., Ltd.	13,400	158,262
Central Japan Railway Co.	8,600	1,007,700
Chiba Bank Ltd.	44,000	270,828
Chiyoda Corp.	10,000	129,942
Chubu Electric Power Co., Inc.*	38,400	451,159
Chugai Pharmaceutical Co., Ltd.	13,300	339,137
Chugoku Bank Ltd.	10,000	133,214
Chugoku Electric Power Co., Inc.	17,700	246,277
Citizen Holdings Co., Ltd.	17,100	128,485
Coca-Cola West Co., Ltd.	2,700	47,068
Credit Saison Co., Ltd.	9,400	186,684
Dai Nippon Printing Co., Ltd.	33,000	315,835
Daicel Corp.	17,000	140,398
Daido Steel Co., Ltd.	18,000	89,811
Daihatsu Motor Co., Ltd.	11,000	194,041
Dai-ichi Life Insurance Co., Ltd.	50,600	733,911
Daiichi Sankyo Co., Ltd.	40,100	674,516
Daikin Industries Ltd.	14,000	782,906
Dainippon Sumitomo Pharma Co., Ltd.	9,500	150,713
Daito Trust Construction Co., Ltd.	4,300	397,304
Daiwa House Industry Co., Ltd.	35,000	592,543
Daiwa Securities Group, Inc.	99,000	859,844
DeNA Co., Ltd.	6,300	113,610
Denso Corp.	28,900	1,383,618
Dentsu, Inc.	12,581	476,452
Don Quijote Holdings Co., Ltd.	3,200	165,050
East Japan Railway Co.	20,009	1,473,154
Eisai Co., Ltd.	15,000	583,412
Electric Power Development Co., Ltd.	6,900	194,635
FamilyMart Co., Ltd.	3,500	153,633
FANUC Corp.	11,300	1,989,621
Fast Retailing Co., Ltd.	3,200	1,158,442
Fuji Electric Co., Ltd.	35,000	155,972
Fuji Heavy Industries Ltd.	35,000	944,893
Fujifilm Holdings Corp.	27,600	739,735
Fujitsu Ltd.	111,000	670,041
Fukuoka Financial Group, Inc.	46,000	188,743
Gree, Inc.	7,700	84,840
GungHo Online Entertainment, Inc.	21,000	114,352
Gunma Bank Ltd.	23,000	125,112
Hachijuni Bank Ltd.	25,000	141,843
Hakuhodo DY Holdings, Inc.	14,900	103,731
Hamamatsu Photonics KK	4,200	190,175
Hankyu Hanshin Holdings, Inc.	68,000	369,957
Hino Motors Ltd.	15,000	222,055
Hirose Electric Co., Ltd.	1,800	246,924
Hiroshima Bank Ltd.	30,000	125,817
Hisamitsu Pharmaceutical Co., Inc.	3,700	166,873
Hitachi Chemical Co., Ltd.	6,500	88,342
Hitachi Construction Machinery Co., Ltd.	6,400	123,090
Hitachi High-Technologies Corp.	4,300	99,973
Hitachi Ltd.	288,000	2,121,550
Hitachi Metals Ltd.	10,000	142,004
Hokkaido Electric Power Co., Inc.*	10,900	92,019
Hokuhoku Financial Group, Inc.	71,000	136,074
Hokuriku Electric Power Co.	10,000	130,052
Honda Motor Co., Ltd.	97,000	3,410,609
Hoya Corp.	25,900	809,766
Hulic Co., Ltd.	16,000	218,584
Ibiden Co., Ltd.	7,100	139,578
Idemitsu Kosan Co., Ltd.	5,200	107,084
IHI Corp.	79,000	331,656
Iida Group Holdings Co., Ltd.	6,400	88,957
INPEX Corp.	52,400	678,633
Isetan Mitsukoshi Holdings Ltd.	21,200	263,699
Isuzu Motors Ltd.	71,000	410,928
ITOCHU Corp.	89,600	1,045,200
ITOCHU Techno-Solutions Corp.	1,100	46,476
Iyo Bank Ltd.	15,000	143,163
J. Front Retailing Co., Ltd.	29,000	201,065
Japan Airlines Co., Ltd.	3,569	175,451
Japan Exchange Group, Inc.	14,500	353,014
Japan Petroleum Exploration Co.	1,900	63,125
Japan Prime Realty Investment Corp. (REIT)	47	151,977
Japan Real Estate Investment Corp. (REIT)	70	351,074
Japan Retail Fund Investment Corp. (REIT)	124	243,947
Japan Steel Works Ltd.	19,000	85,089
Japan Tobacco, Inc.	65,400	2,050,701
JFE Holdings, Inc.	29,300	550,990
JGC Corp.	12,000	416,890
Joyo Bank Ltd.	40,000	199,137
JSR Corp.	10,600	196,153
JTEKT Corp.	12,300	182,419
JX Holdings, Inc.	133,690	642,719
Kajima Corp.	50,000	175,027
Kakaku.com, Inc.	7,200	116,861
Kamigumi Co., Ltd.	15,000	146,454
Kaneka Corp.	18,000	109,043
Kansai Electric Power Co., Inc.*	41,900	429,503
Kansai Paint Co., Ltd.	14,000	199,882
Kao Corp.	29,900	1,058,057
Kawasaki Heavy Industries Ltd.	85,000	312,514
KDDI Corp.	32,000	1,862,175
Keikyu Corp.	28,000	235,799
Keio Corp.	34,000	236,634
Keisei Electric Railway Co., Ltd.	16,000	138,613
Keyence Corp.	2,660	1,094,313
Kikkoman Corp.	9,000	169,544
Kinden Corp.	6,000	57,991
Kintetsu Corp.	109,000	387,326
Kirin Holdings Co., Ltd.	52,000	722,853
Kobe Steel Ltd.	149,000	198,757
Koito Manufacturing Co., Ltd.	7,000	118,264
Komatsu Ltd.	55,600	1,149,833
Konami Corp.	6,000	138,941
Konica Minolta, Inc.	28,500	265,438
Kubota Corp.	62,000	828,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kuraray Co., Ltd.	20,500	$234,092
Kurita Water Industries Ltd.	6,700	145,146
Kyocera Corp.	19,400	873,346
Kyowa Hakko Kirin Co., Ltd.	14,000	149,031
Kyushu Electric Power Co., Inc.	25,400	310,241
Lawson, Inc.	3,900	275,671
LIXIL Group Corp.	15,800	434,957
M3, Inc.	8,600	141,018
Mabuchi Motor Co., Ltd.	1,100	71,908
Makita Corp.	6,700	369,937
Marubeni Corp.	98,000	656,953
Marui Group Co., Ltd.	13,300	114,808
Maruichi Steel Tube Ltd.	3,100	80,044
Mazda Motor Corp.	160,500	710,745
McDonald’s Holdings Co. Japan Ltd.	4,076	109,573
Medipal Holdings Corp.	8,600	131,303
MEIJI Holdings Co., Ltd.	3,611	227,511
Miraca Holdings, Inc.	3,300	144,316
Mitsubishi Chemical Holdings Corp.	80,500	334,270
Mitsubishi Corp.	83,600	1,550,297
Mitsubishi Electric Corp.	115,000	1,291,235
Mitsubishi Estate Co., Ltd.	74,000	1,761,050
Mitsubishi Gas Chemical Co., Inc.	23,000	129,466
Mitsubishi Heavy Industries Ltd.	181,000	1,053,557
Mitsubishi Logistics Corp.	8,000	111,157
Mitsubishi Materials Corp.	67,000	191,478
Mitsubishi Motors Corp.	25,000	261,199
Mitsubishi Tanabe Pharma Corp.	13,400	187,101
Mitsubishi UFJ Financial Group, Inc.	758,000	4,158,137
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,700	169,680
Mitsui & Co., Ltd.	103,400	1,459,246
Mitsui Chemicals, Inc.	49,000	119,984
Mitsui Fudosan Co., Ltd.	50,000	1,522,137
Mitsui O.S.K. Lines Ltd.	65,000	252,866
Mizuho Financial Group, Inc.	1,362,835	2,688,946
MS&AD Insurance Group Holdings, Inc.	30,180	690,113
Murata Manufacturing Co., Ltd.	12,100	1,138,712
Nabtesco Corp.	6,500	150,126
Namco Bandai Holdings, Inc.	10,600	250,340
NEC Corp.	99,000	303,588
Nexon Co., Ltd.	4,600	38,692
NGK Insulators Ltd.	16,000	332,726
NGK Spark Plug Co., Ltd.	11,000	246,701
NHK Spring Co., Ltd.	9,800	90,673
Nidec Corp.	12,000	728,606
Nikon Corp.	20,300	326,324
Nintendo Co., Ltd.	6,300	750,384
Nippon Building Fund, Inc. (REIT)	82	427,929
Nippon Electric Glass Co., Ltd.	23,000	118,192
Nippon Express Co., Ltd.	47,000	229,659
Nippon Meat Packers, Inc.	10,000	149,352
Nippon Paint Co., Ltd.	9,000	136,105
Nippon Prologis REIT, Inc. (REIT)	75	151,186
Nippon Steel & Sumitomo Metal Corp.	452,080	1,232,621
Nippon Telegraph & Telephone Corp.	22,724	1,235,157
Nippon Yusen KK	96,000	280,374
Nishi-Nippon City Bank Ltd.	40,000	89,724
Nissan Motor Co., Ltd.	147,900	1,316,296
Nisshin Seifun Group, Inc.	12,650	138,852
Nissin Foods Holdings Co., Ltd.	3,500	157,675
Nitori Holdings Co., Ltd.	4,100	177,520
Nitto Denko Corp.	9,800	471,956
NKSJ Holdings, Inc.	19,825	508,577
NOK Corp.	6,400	104,402
Nomura Holdings, Inc.	216,000	1,383,219
Nomura Real Estate Holdings, Inc.	7,400	140,963
Nomura Research Institute Ltd.	6,000	189,131
NSK Ltd.	28,000	287,551
NTT Data Corp.	7,500	291,202
NTT DOCOMO, Inc.	90,900	1,431,636
NTT Urban Development Corp.	6,900	64,831
Obayashi Corp.	39,000	219,549
Odakyu Electric Railway Co., Ltd.	37,000	320,079
Oji Holdings Corp.	48,000	214,567
Olympus Corp.*	14,000	450,912
Omron Corp.	12,200	502,127
Ono Pharmaceutical Co., Ltd.	4,900	426,509
Oracle Corp. Japan	2,600	117,581
Oriental Land Co., Ltd.	3,000	455,800
ORIX Corp.	73,700	1,035,128
Osaka Gas Co., Ltd.	112,000	423,724
Otsuka Corp.	1,000	130,517
Otsuka Holdings Co., Ltd.	21,600	644,874
Panasonic Corp.	131,400	1,499,048
Park24 Co., Ltd.	5,800	110,095
Rakuten, Inc.	43,200	575,323
Resona Holdings, Inc.	112,305	542,091
Ricoh Co., Ltd.	40,000	463,445
Rinnai Corp.	1,900	166,640
Rohm Co., Ltd.	5,700	253,885
Sankyo Co., Ltd.	3,200	134,507
Sanrio Co., Ltd.	2,700	90,882
Santen Pharmaceutical Co., Ltd.	4,400	194,881
SBI Holdings, Inc.	12,020	144,554
Secom Co., Ltd.	12,500	719,320
Sega Sammy Holdings, Inc.	11,100	248,108
Seiko Epson Corp.	6,900	215,952
Sekisui Chemical Co., Ltd.	25,000	259,411
Sekisui House Ltd.	32,000	396,487
Seven & I Holdings Co., Ltd.	44,800	1,708,724
Seven Bank Ltd.	35,500	139,047
Sharp Corp.*	76,000	230,784
Shikoku Electric Power Co., Inc.*	10,600	143,602
Shimadzu Corp.	14,000	124,293
Shimamura Co., Ltd.	1,300	112,340
Shimano, Inc.	4,700	471,877
Shimizu Corp.	35,000	181,009
Shin-Etsu Chemical Co., Ltd.	24,400	1,392,583
Shinsei Bank Ltd.	98,000	192,279
Shionogi & Co., Ltd.	17,800	329,290
Shiseido Co., Ltd.	21,400	375,984
Shizuoka Bank Ltd.	34,000	331,382
Showa Denko KK	89,000	125,746
Showa Shell Sekiyu KK	12,500	111,558
SMC Corp.	3,000	789,379
SoftBank Corp.	56,500	4,261,197
Sojitz Corp.	74,700	127,114
Sony Corp.	60,200	1,147,605
Sony Financial Holdings, Inc.	10,400	170,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Electric Co., Ltd.	8,500	$188,224
Sumco Corp.	8,300	64,326
Sumitomo Chemical Co., Ltd.	89,000	327,792
Sumitomo Corp.	67,000	851,501
Sumitomo Electric Industries Ltd.	44,900	667,069
Sumitomo Heavy Industries Ltd.	33,000	134,614
Sumitomo Metal Mining Co., Ltd.	31,000	388,540
Sumitomo Mitsui Financial Group, Inc.	75,697	3,226,697
Sumitomo Mitsui Trust Holdings, Inc.	195,680	882,385
Sumitomo Realty & Development Co., Ltd.	21,000	820,663
Sumitomo Rubber Industries Ltd.	10,200	130,284
Suntory Beverage & Food Ltd.	7,300	251,249
Suruga Bank Ltd.	11,000	193,338
Suzuken Co., Ltd.	4,200	162,314
Suzuki Motor Corp.	21,700	565,297
Sysmex Corp.	8,600	275,927
T&D Holdings, Inc.	34,500	409,464
Taiheiyo Cement Corp.	70,000	251,894
Taisei Corp.	58,000	258,551
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	121,291
Taiyo Nippon Sanso Corp.	16,000	125,573
Takashimaya Co., Ltd.	16,000	149,865
Takeda Pharmaceutical Co., Ltd.	47,000	2,225,036
TDK Corp.	7,300	304,288
Teijin Ltd.	56,000	138,643
Terumo Corp.	18,000	392,417
THK Co., Ltd.	6,800	152,307
Tobu Railway Co., Ltd.	61,000	294,654
Toho Co., Ltd.	6,800	136,952
Toho Gas Co., Ltd.	24,000	130,577
Tohoku Electric Power Co., Inc.	27,000	277,728
Tokio Marine Holdings, Inc.	41,200	1,235,189
Tokyo Electric Power Co., Inc.*	86,100	348,157
Tokyo Electron Ltd.	10,200	626,232
Tokyo Gas Co., Ltd.	137,000	694,636
Tokyo Tatemono Co., Ltd.	25,000	213,921
Tokyu Corp.	68,000	417,901
Tokyu Fudosan Holdings Corp.	29,100	216,591
TonenGeneral Sekiyu KK	17,000	149,856
Toppan Printing Co., Ltd.	33,000	235,979
Toray Industries, Inc.	87,000	574,223
Toshiba Corp.	240,000	1,014,416
TOTO Ltd.	18,000	249,137
Toyo Seikan Group Holdings Ltd.	9,700	157,244
Toyo Suisan Kaisha Ltd.	5,000	166,676
Toyoda Gosei Co., Ltd.	2,900	55,546
Toyota Boshoku Corp.	3,000	30,378
Toyota Industries Corp.	9,700	465,147
Toyota Motor Corp.	163,400	9,195,951
Toyota Tsusho Corp.	12,700	321,864
Trend Micro, Inc.	6,300	194,759
Tsumura & Co.	3,800	91,526
Ube Industries Ltd.	60,000	110,201
Unicharm Corp.	6,800	364,064
United Urban Investment Corp. (REIT)	137	201,121
USS Co., Ltd.	13,100	183,608
West Japan Railway Co.	10,000	407,655
Yahoo! Japan Corp.	86,600	423,716
Yakult Honsha Co., Ltd.	5,200	260,651
Yamada Denki Co., Ltd.	54,700	182,067
Yamaguchi Financial Group, Inc.	13,000	116,867
Yamaha Corp.	10,100	129,843
Yamaha Motor Co., Ltd.	16,700	265,587
Yamato Holdings Co., Ltd.	22,000	473,648
Yamato Kogyo Co., Ltd.	1,900	59,433
Yamazaki Baking Co., Ltd.	4,000	47,298
Yaskawa Electric Corp.	13,000	179,310
Yokogawa Electric Corp.	12,800	206,361
Yokohama Rubber Co., Ltd.	12,000	112,583

		153,600,669

Luxembourg (0.2%)
ArcelorMittal S.A.	59,464	963,335
Millicom International Cellular S.A. (SDR)	3,731	379,835
RTL Group S.A.	2,033	231,626
SES S.A. (FDR)	18,086	675,291
Tenaris S.A.	28,106	621,963

		2,872,050

Macau (0.1%)
MGM China Holdings Ltd.	56,800	200,485
Sands China Ltd.	144,000	1,081,235
Wynn Macau Ltd.	92,800	386,353

		1,668,073

Mexico (0.0%)
Fresnillo plc	10,690	150,504

Netherlands (2.8%)
Aegon N.V.	105,627	971,633
Akzo Nobel N.V.	14,176	1,161,504
ASML Holding N.V.	21,262	1,968,461
CNH Industrial N.V.*	54,463	627,550
Corio N.V. (REIT)	4,014	183,575
Delta Lloyd N.V.	10,962	304,240
Fugro N.V. (CVA)	4,195	258,263
Gemalto N.V.	4,716	550,339
Heineken Holding N.V.	6,003	387,702
Heineken N.V.	13,709	955,292
ING Groep N.V. (CVA)*	227,859	3,238,468
Koninklijke (Royal) KPN N.V.*	191,773	678,609
Koninklijke Ahold N.V.	55,362	1,112,850
Koninklijke Boskalis Westminster N.V.	4,533	249,928
Koninklijke DSM N.V.	9,179	630,430
Koninklijke Philips N.V.	55,383	1,948,351
Koninklijke Vopak N.V.	4,189	234,071
OCI*	5,391	244,773
QIAGEN N.V.*	14,092	295,552
Randstad Holding N.V.	7,174	421,003
Reed Elsevier N.V.	41,046	888,225
Royal Dutch Shell plc, Class A	225,614	8,246,928
Royal Dutch Shell plc, Class B	145,954	5,694,157
TNT Express N.V.	21,170	208,516
Unilever N.V. (CVA)	96,898	3,984,189
Wolters Kluwer N.V.	17,975	507,698
Ziggo N.V.	8,879	394,618

		36,346,925

New Zealand (0.1%)
Auckland International Airport Ltd.	63,112	208,690
Contact Energy Ltd.	23,087	106,624
Fletcher Building Ltd.	40,793	337,602
Ryman Healthcare Ltd.	17,052	129,901
Telecom Corp. of New Zealand Ltd.	108,104	228,941

		1,011,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.4%)
Aker Solutions ASA	9,806	$152,702
DNB ASA	58,151	1,011,973
Gjensidige Forsikring ASA	11,923	242,514
Norsk Hydro ASA	72,360	361,385
Orkla ASA	45,501	387,901
Statoil ASA	66,397	1,875,379
Telenor ASA	39,117	866,816
Yara International ASA	10,997	485,785

		5,384,455

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	114,905	215,785
EDP - Energias de Portugal S.A.	119,502	555,695
Galp Energia SGPS S.A., Class B	20,162	348,591
Jeronimo Martins SGPS S.A.	14,991	251,804
Portugal Telecom SGPS S.A. (Registered)	37,416	159,356

		1,531,231

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	121,000	217,320
CapitaCommercial Trust (REIT)	119,000	140,677
CapitaLand Ltd.	153,000	352,169
CapitaMall Trust (REIT)	144,000	216,272
CapitaMalls Asia Ltd.	81,032	115,235
City Developments Ltd.	24,000	193,108
ComfortDelGro Corp., Ltd.	120,000	189,571
DBS Group Holdings Ltd.	102,000	1,313,195
Genting Singapore plc	363,941	387,057
Global Logistic Properties Ltd.	184,000	387,422
Golden Agri-Resources Ltd.	439,609	201,298
Hutchison Port Holdings Trust (BATS Europe Exchange), Class U	112,000	73,920
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	199,000	129,532
Jardine Cycle & Carriage Ltd.	6,000	216,913
Keppel Corp., Ltd.	85,900	743,260
Keppel Land Ltd.	44,000	117,843
Olam International Ltd.	87,000	153,845
Oversea-Chinese Banking Corp., Ltd.†	154,000	1,164,274
Sembcorp Industries Ltd.	59,000	257,835
Sembcorp Marine Ltd.	50,000	160,914
Singapore Airlines Ltd.	32,000	266,845
Singapore Exchange Ltd.	51,000	281,265
Singapore Press Holdings Ltd.	112,036	373,968
Singapore Technologies Engineering Ltd.	92,000	279,801
Singapore Telecommunications Ltd.	474,000	1,378,251
StarHub Ltd.	35,890	119,970
United Overseas Bank Ltd.	76,000	1,310,939
UOL Group Ltd.	28,000	139,271
Wilmar International Ltd.	114,000	313,891

		11,195,861

Spain (2.1%)
Abertis Infraestructuras S.A.	22,922	523,937
ACS Actividades de Construccion y Servicios S.A.	9,048	355,917
Amadeus IT Holding S.A., Class A	22,641	941,457
Banco Bilbao Vizcaya Argentaria S.A.	339,941	4,090,095
Banco de Sabadell S.A.	192,088	594,104
Banco Popular Espanol S.A.	96,220	728,180
Banco Santander S.A.	683,902	6,530,743
Bankia S.A.*	240,336	508,199
CaixaBank S.A.	97,064	625,262
Distribuidora Internacional de Alimentacion S.A.	36,417	333,307
Enagas S.A.	11,376	346,229
Ferrovial S.A.	24,021	521,661
Gas Natural SDG S.A.	20,851	587,074
Grifols S.A.	8,882	487,629
Iberdrola S.A.	279,483	1,956,489
Inditex S.A.	12,979	1,950,805
Mapfre S.A.	56,101	236,871
Red Electrica Corporacion S.A.	6,444	524,289
Repsol S.A.	52,278	1,335,878
Telefonica S.A.	243,643	3,857,913
Zardoya Otis S.A.	9,563	163,161

		27,199,200

Sweden (2.0%)
Alfa Laval AB	18,730	508,436
Assa Abloy AB, Class B	19,882	1,061,903
Atlas Copco AB, Class A	39,955	1,156,296
Atlas Copco AB, Class B	23,227	636,907
Boliden AB	16,297	247,654
Electrolux AB	14,324	312,611
Elekta AB, Class B	21,949	292,468
Getinge AB, Class B	11,918	335,909
Hennes & Mauritz AB, Class B	56,482	2,407,105
Hexagon AB, Class B	14,098	480,003
Husqvarna AB, Class B	24,095	168,318
Industrivarden AB, Class C	7,027	136,337
Investment AB Kinnevik, Class B	13,511	499,428
Investor AB, Class B	27,105	982,021
Lundin Petroleum AB*	13,256	272,462
Nordea Bank AB	177,167	2,516,174
Sandvik AB	63,446	898,937
Scania AB, Class B	19,052	560,388
Securitas AB, Class B	18,669	216,710
Skandinaviska Enskilda Banken AB, Class A	90,386	1,239,956
Skanska AB, Class B	22,622	533,515
SKF AB, Class B	23,337	598,201
Svenska Cellulosa AB SCA, Class B	34,688	1,021,317
Svenska Handelsbanken AB, Class A	29,585	1,486,894
Swedbank AB, Class A	53,880	1,444,956
Swedish Match AB	12,264	400,679
Tele2 AB, Class B	18,977	235,306
Telefonaktiebolaget LM Ericsson, Class B	181,041	2,412,035
TeliaSonera AB	141,709	1,069,610
Volvo AB, Class B	89,498	1,420,212

		25,552,748

Switzerland (5.9%)
ABB Ltd. (Registered)*	130,809	3,386,888
Actelion Ltd. (Registered)*	6,082	576,698
Adecco S.A. (Registered)*	7,887	657,820
Aryzta AG*	5,195	459,304
Baloise Holding AG (Registered)	2,830	355,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Barry Callebaut AG (Registered)*	112	$151,068
Cie Financiere Richemont S.A. (Registered), Class A	31,052	2,973,292
Coca-Cola HBC AG (ADR)	7,893	196,299
Coca-Cola HBC AG (CDI)	4,113	102,481
Credit Suisse Group AG (Registered)*	89,129	2,886,164
EMS-Chemie Holding AG (Registered)	488	184,938
Geberit AG (Registered)	2,311	757,729
Givaudan S.A. (Registered)*	495	766,460
Glencore Xstrata plc*	628,337	3,241,044
Holcim Ltd. (Registered)*	13,623	1,131,257
Julius Baer Group Ltd.*	13,322	592,156
Kuehne + Nagel International AG (Registered)	3,216	450,538
Lindt & Spruengli AG	51	252,808
Lindt & Spruengli AG (Registered)	6	353,253
Lonza Group AG (Registered)*	3,153	322,541
Nestle S.A. (Registered)	190,269	14,336,552
Novartis AG (Registered)	135,697	11,525,480
Pargesa Holding S.A.	1,613	139,647
Partners Group Holding AG	1,034	290,786
Roche Holding AG	41,454	12,460,514
Schindler Holding AG	2,569	379,484
Schindler Holding AG (Registered)	1,284	188,655
SGS S.A. (Registered)	326	805,305
Sika AG	128	523,963
Sonova Holding AG (Registered)*	2,983	436,413
STMicroelectronics N.V.	37,955	351,494
Sulzer AG (Registered)	1,429	196,645
Swatch Group AG	1,835	1,153,297
Swatch Group AG (Registered)	2,586	300,168
Swiss Life Holding AG (Registered)*	1,911	469,677
Swiss Prime Site AG (Registered)*	3,218	273,723
Swiss Reinsurance AG*	20,952	1,944,083
Swisscom AG (Registered)	1,387	851,717
Syngenta AG (Registered)	5,540	2,101,346
Transocean Ltd.	21,393	882,703
UBS AG (Registered)*	216,762	4,475,263
Wolseley plc	15,779	899,758
Zurich Insurance Group AG*	8,823	2,711,320

		77,496,585

United Kingdom (11.0%)
3i Group plc	57,855	384,198
Aberdeen Asset Management plc	57,079	372,131
Admiral Group plc	11,409	271,880
Aggreko plc	15,990	400,898
AMEC plc	17,699	331,377
Anglo American plc	82,886	2,113,934
Antofagasta plc	23,484	327,648
ARM Holdings plc	83,088	1,401,079
ASOS plc*	3,005	260,126
Associated British Foods plc	21,203	983,233
AstraZeneca plc	74,245	4,810,559
Aviva plc	175,311	1,396,288
Babcock International Group plc	21,451	482,218
BAE Systems plc	193,233	1,342,403
Barclays plc	908,443	3,543,496
BG Group plc	202,395	3,774,731
BHP Billiton plc	125,587	3,876,575
BP plc	1,099,632	8,806,207
British American Tobacco plc	111,222	6,192,175
British Land Co. plc (REIT)	55,780	608,867
British Sky Broadcasting Group plc	62,572	953,670
BT Group plc	468,852	2,983,980
Bunzl plc	19,778	527,199
Burberry Group plc	26,313	613,279
Capita plc	39,005	713,914
Centrica plc	296,929	1,635,147
Cobham plc	64,249	320,768
Compass Group plc	104,737	1,600,807
Croda International plc	8,058	343,123
Diageo plc	147,626	4,581,838
Direct Line Insurance Group plc	59,812	237,082
easyJet plc	9,453	270,581
G4S plc	93,390	376,663
GKN plc	97,201	632,767
GlaxoSmithKline plc	286,557	7,633,777
Hammerson plc (REIT)	42,451	392,490
Hargreaves Lansdown plc	12,723	309,464
HSBC Holdings plc	1,104,959	11,187,865
ICAP plc	32,749	206,455
IMI plc	16,752	407,605
Imperial Tobacco Group plc	57,125	2,310,147
Inmarsat plc	26,681	323,395
InterContinental Hotels Group plc	15,975	514,171
International Consolidated Airlines Group S.A.*	55,276	385,742
Intertek Group plc	9,574	491,338
Intu Properties plc (REIT)	39,821	187,484
Investec plc	34,253	277,263
ITV plc	221,270	707,687
J Sainsbury plc	73,094	385,607
Johnson Matthey plc	12,199	665,768
Kingfisher plc	141,187	993,933
Land Securities Group plc (REIT)	46,515	792,679
Legal & General Group plc	351,840	1,202,396
Lloyds Banking Group plc*	2,928,619	3,675,838
London Stock Exchange Group plc	10,501	345,269
Marks & Spencer Group plc	96,023	723,416
Meggitt plc	46,747	374,746
Melrose Industries plc	63,835	316,342
National Grid plc	221,170	3,037,588
Next plc	9,174	1,011,409
Old Mutual plc	291,172	977,676
Pearson plc	48,643	862,585
Persimmon plc*	18,040	404,946
Petrofac Ltd.	15,450	371,494
Prudential plc	152,124	3,222,624
Randgold Resources Ltd.	5,211	390,823
Reckitt Benckiser Group plc	38,011	3,097,813
Reed Elsevier plc	71,046	1,086,477
Resolution Ltd.	84,441	421,036
Rexam plc	47,090	382,682
Rio Tinto plc	75,590	4,215,624
Rolls-Royce Holdings plc*	111,853	2,006,456
Royal Bank of Scotland Group plc*	126,607	657,686
Royal Mail plc*	36,082	339,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
RSA Insurance Group plc	214,262	$319,853
SABMiller plc	57,001	2,847,104
Sage Group plc	67,240	468,577
Schroders plc	6,061	262,906
Segro plc (REIT)	44,235	245,130
Serco Group plc	29,698	208,417
Severn Trent plc	14,191	431,223
Smith & Nephew plc	53,871	816,201
Smiths Group plc	23,417	497,151
SSE plc	57,020	1,398,138
Standard Chartered plc	143,538	3,001,984
Standard Life plc	140,317	884,245
Subsea 7 S.A.	15,712	292,029
Tate & Lyle plc	27,767	309,394
Tesco plc	479,141	2,361,427
Travis Perkins plc	14,586	459,806
TUI Travel plc	26,675	194,942
Tullow Oil plc	54,021	674,868
Unilever plc	75,291	3,215,670
United Utilities Group plc	40,593	533,876
Vodafone Group plc	1,567,206	5,769,759
Weir Group plc	12,652	535,746
Whitbread plc	10,673	740,400
William Hill plc	51,382	292,324
WM Morrison Supermarkets plc	131,385	466,989
WPP plc	77,789	1,609,289

		143,605,085

United States (0.0%)
Carnival plc	10,928	416,991

Total Common Stocks (59.9%) (Cost $649,331,907)		781,647,957

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	74,666	15,454

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	339,941	79,614

United Kingdom (0.0%)
Intu Properties plc,expiring 4/17/14(b)*	11,377	18,019
RSA Insurance Group plc,expiring 4/9/14*	80,348	44,874

		62,893

Total Rights (0.0%) (Cost $—)		157,961

Total Investments (59.9%) (Cost $649,331,907)		781,805,918
Other Assets Less Liabilities (40.1%)		522,991,759

Net Assets (100%)		$1,304,797,677

*	Non-income producing.

†	Security (totaling $1,164,274 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.0%
Consumer Staples	6.6
Energy	4.1
Financials	15.3
Health Care	6.2
Industrials	7.8
Information Technology	2.7
Materials	4.9
Telecommunication Services	3.0
Utilities	2.3
Cash and Other	40.1

100.0%

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	4,882	June-14	$199,572,838	$208,496,307	$8,923,469
FTSE 100 Index	1,176	June-14	127,470,238	128,289,791	819,553
SPI 200 Index	428	June-14	53,219,057	53,515,707	296,650
TOPIX Index	1,111	June-14	131,503,630	129,490,190	(2,013,440)

					$8,026,232

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	3,900	$6,498,328	$6,472,584	$25,744
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	16,985	23,396,752	23,585,626	(188,874)
Japanese Yen vs. U.S. Dollar, expiring 6/13/14	Credit Suisse	238,072	2,307,452	2,319,664	(12,212)

					$(175,342)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$91,776,280	$—	$91,776,280
Consumer Staples	196,299	85,617,050	—	85,813,349
Energy	—	54,005,703	—	54,005,703
Financials	—	198,744,072	1,164,274	199,908,346
Health Care	—	81,567,661	—	81,567,661
Industrials	150,373	101,040,030	—	101,190,403
Information Technology	—	35,383,215	—	35,383,215
Materials	—	63,722,555	—	63,722,555
Telecommunication Services	—	38,876,410	—	38,876,410
Utilities	—	29,404,035	—	29,404,035
Forward Currency Contracts	—	25,744	—	25,744
Futures	10,039,672	—	—	10,039,672
Rights
Financials	—	157,961	—	157,961

Total Assets	$10,386,344	$780,320,716	$1,164,274	$791,871,334

Liabilities:
Forward Currency Contracts	$—	$(201,086)	$—	$(201,086)
Futures	(2,013,440)	—	—	(2,013,440)

Total Liabilities	$(2,013,440)	$(201,086)	$—	$(2,214,526)

Total	$8,372,904	$780,119,630	$1,164,274	$789,656,808

(a)	A security with a market value of $1,164,274 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,448,114
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,462,157

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,733,989
Aggregate gross unrealized depreciation	(20,683,365)

Net unrealized appreciation	$130,050,624

Federal income tax cost of investments	$651,755,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
AGL Energy Ltd.	60,559	$852,880
ALS Ltd.	40,203	273,461
Alumina Ltd.*	284,593	315,585
Amcor Ltd.	132,427	1,276,840
AMP Ltd.	313,780	1,451,446
APA Group	89,254	532,332
Asciano Ltd.	102,342	493,782
ASX Ltd.	20,598	689,366
Aurizon Holdings Ltd.	215,427	1,029,198
Australia & New Zealand Banking Group Ltd.	295,996	9,096,889
Bank of Queensland Ltd.	34,236	408,916
Bendigo and Adelaide Bank Ltd.	45,056	476,610
BHP Billiton Ltd.	343,634	11,634,153
Boral Ltd.	80,471	421,977
Brambles Ltd.	169,438	1,455,969
Caltex Australia Ltd.	15,120	310,555
CFS Retail Property Trust Group (REIT)	222,064	389,340
Coca-Cola Amatil Ltd.	62,526	639,829
Cochlear Ltd.	6,448	341,002
Commonwealth Bank of Australia	173,346	12,478,282
Computershare Ltd.	50,216	563,876
Crown Resorts Ltd.	44,864	692,326
CSL Ltd.	52,398	3,381,399
Dexus Property Group (REIT)	543,982	534,848
Echo Entertainment Group Ltd.	83,640	190,168
Federation Centres Ltd. (REIT)	147,367	322,621
Flight Centre Travel Group Ltd.	5,986	291,583
Fortescue Metals Group Ltd.	164,320	804,929
Goodman Group (REIT)	184,990	811,839
GPT Group (REIT)	184,345	625,810
Harvey Norman Holdings Ltd.	60,566	185,482
Iluka Resources Ltd.	44,208	406,628
Incitec Pivot Ltd.	173,041	475,384
Insurance Australia Group Ltd.	236,656	1,224,803
Leighton Holdings Ltd.	17,326	339,361
Lend Lease Group	57,021	627,082
Macquarie Group Ltd.	31,773	1,713,731
Metcash Ltd.	91,884	223,268
Mirvac Group (REIT)	388,049	612,005
National Australia Bank Ltd.	252,409	8,318,817
Newcrest Mining Ltd.*	82,788	761,003
Orica Ltd.	40,413	820,515
Origin Energy Ltd.	118,795	1,575,139
Qantas Airways Ltd.*	108,231	111,120
QBE Insurance Group Ltd.	129,451	1,540,164
Ramsay Health Care Ltd.	14,006	625,377
REA Group Ltd.	5,685	257,149
Rio Tinto Ltd.	47,330	2,799,515
Santos Ltd.	103,787	1,300,042
Seek Ltd.	33,720	549,968
Sonic Healthcare Ltd.	40,901	655,430
SP AusNet	168,193	204,395
Stockland Corp., Ltd. (REIT)	247,478	861,001
Suncorp Group Ltd.	138,016	1,648,119
Sydney Airport	121,011	471,569
Tabcorp Holdings Ltd.	81,473	258,181
Tatts Group Ltd.	151,908	408,759
Telstra Corp., Ltd.	470,180	2,217,813
Toll Holdings Ltd.	73,218	353,317
Transurban Group	150,214	1,011,685
Treasury Wine Estates Ltd.	70,019	229,343
Wesfarmers Ltd.	120,794	4,616,622
Westfield Group (REIT)	217,494	2,068,381
Westfield Retail Trust (REIT)	319,700	883,714
Westpac Banking Corp.	334,802	10,737,448
Woodside Petroleum Ltd.	69,913	2,530,878
Woolworths Ltd.	134,686	4,463,509
WorleyParsons Ltd.	21,930	308,066

		111,182,594

Austria (0.2%)
Andritz AG	7,748	479,218
Erste Group Bank AG	27,508	941,588
Immofinanz AG*	103,135	482,349
OMV AG	16,423	745,866
Raiffeisen Bank International AG	12,709	424,660
Telekom Austria AG	24,828	246,352
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,945	194,830
Voestalpine AG	12,154	535,711

		4,050,574

Belgium (0.8%)
Ageas	24,148	1,076,921
Anheuser-Busch InBev N.V.	86,465	9,088,270
Belgacom S.A.	16,588	520,597
Colruyt S.A.	7,975	440,273
Delhaize Group S.A.	10,951	802,482
Groupe Bruxelles Lambert S.A.	8,981	897,377
KBC Groep N.V.	26,973	1,662,175
Solvay S.A.	6,373	1,001,687
Telenet Group Holding N.V.	5,694	350,912
UCB S.A.	11,758	942,775
Umicore S.A.	12,544	640,396

		17,423,865

Bermuda (0.1%)
Seadrill Ltd.	40,292	1,422,306

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	205,699	176,924

Denmark (0.9%)
A. P. Moller - Maersk A/S, Class A	59	681,988
A. P. Moller - Maersk A/S, Class B	143	1,719,196
Carlsberg A/S, Class B	11,526	1,148,576
Coloplast A/S, Class B	12,369	1,002,265
Danske Bank A/S	70,553	1,967,364
DSV A/S	19,333	624,715
Novo Nordisk A/S, Class B	214,645	9,792,004
Novozymes A/S, Class B	24,187	1,064,977
TDC A/S	82,031	758,171
Tryg A/S	2,908	287,560
William Demant Holding A/S*	2,818	241,398

		19,288,214

Finland (0.6%)
Elisa Oyj*	14,749	424,718
Fortum Oyj	48,747	1,108,200
Kone Oyj, Class B	33,140	1,391,788
Metso Oyj	13,673	446,884
Neste Oil Oyj	13,241	269,958
Nokia Oyj*	404,893	2,981,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat Oyj	12,190	$493,997
Orion Oyj, Class B	10,603	320,347
Pohjola Bank plc, Class A	15,764	350,929
Sampo Oyj, Class A	46,980	2,440,824
Stora Enso Oyj, Class R	60,404	647,023
UPM-Kymmene Oyj	56,311	964,293
Wartsila Oyj	18,967	1,033,545

		12,873,644

France (6.4%)
Accor S.A.	17,034	873,173
Aeroports de Paris S.A.	3,396	423,665
Air Liquide S.A.	33,476	4,540,700
Airbus Group N.V.	62,816	4,504,804
Alcatel-Lucent*	299,709	1,184,227
Alstom S.A.	23,289	636,937
Arkema S.A.	6,641	753,287
AtoS	7,558	683,924
AXA S.A.‡	193,581	5,040,204
BNP Paribas S.A.	107,726	8,327,901
Bouygues S.A.	20,497	856,680
Bureau Veritas S.A.	24,371	747,028
Cap Gemini S.A.	15,666	1,187,786
Carrefour S.A.	65,026	2,519,824
Casino Guichard Perrachon S.A.	6,207	739,870
CGG S.A.*	17,733	284,850
Christian Dior S.A.	6,019	1,160,380
Cie de Saint-Gobain S.A.	44,064	2,667,771
Cie Generale des Etablissements Michelin	19,792	2,479,184
CNP Assurances S.A.	16,613	352,045
Credit Agricole S.A.*	104,648	1,652,702
Danone S.A.	61,106	4,322,221
Dassault Systemes S.A.	6,644	778,763
Edenred	21,635	679,445
EDF S.A.	25,507	1,010,120
Essilor International S.A.	22,086	2,231,755
Eurazeo S.A.	3,213	289,058
Eutelsat Communications S.A.	15,180	515,912
Fonciere des Regions (REIT)	2,991	277,004
GDF Suez S.A.	143,483	3,931,724
Gecina S.A. (REIT)	2,492	331,477
Groupe Eurotunnel S.A. (Registered)	58,935	752,982
ICADE (REIT)	3,326	329,371
Iliad S.A.	2,631	759,152
Imerys S.A.	3,914	347,947
J.C. Decaux S.A.	7,274	318,545
Kering	8,265	1,688,083
Klepierre S.A. (REIT)	10,879	487,206
Lafarge S.A.	20,330	1,593,568
Lagardere S.C.A.	12,100	480,961
Legrand S.A.	27,526	1,711,751
L’Oreal S.A.	25,937	4,278,968
LVMH Moet Hennessy Louis Vuitton S.A.	27,244	4,959,551
Natixis S.A.	98,405	723,229
Orange S.A.	201,540	2,980,342
Pernod-Ricard S.A.	22,937	2,672,281
Publicis Groupe S.A.	19,226	1,738,875
Remy Cointreau S.A.	2,441	196,084
Renault S.A.	20,458	1,993,186
Rexel S.A.	24,275	637,257
Safran S.A.	29,225	2,026,828
Sanofi S.A.	128,516	13,429,927
Schneider Electric S.A.	58,689	5,217,827
SCOR SE	15,778	552,855
Societe BIC S.A.	3,181	418,021
Societe Generale S.A.	76,329	4,711,878
Sodexo S.A.	10,394	1,091,189
Suez Environnement Co. S.A.	29,202	593,282
Technip S.A.	11,033	1,139,145
Thales S.A.	10,247	680,295
Total S.A.	230,665	15,150,065
Unibail-Rodamco SE (REIT)	10,310	2,680,752
Valeo S.A.	8,123	1,145,806
Vallourec S.A.	11,758	639,166
Veolia Environnement S.A.	38,081	755,209
Vinci S.A.	50,620	3,771,849
Vivendi S.A.	130,417	3,638,225
Wendel S.A.	3,428	533,290
Zodiac Aerospace	18,110	639,817

		143,449,186

Germany (6.0%)
Adidas AG	22,213	2,406,491
Allianz SE (Registered)	48,849	8,255,446
Axel Springer SE	4,355	278,934
BASF SE	98,824	10,982,972
Bayer AG (Registered)	88,976	12,032,822
Bayerische Motoren Werke (BMW) AG	35,232	4,447,420
Bayerische Motoren Werke (BMW) AG (Preference)	5,888	556,541
Beiersdorf AG	10,994	1,072,194
Brenntag AG	5,516	1,024,311
Celesio AG	5,187	177,275
Commerzbank AG*	103,267	1,899,939
Continental AG	11,916	2,855,398
Daimler AG (Registered)	103,579	9,788,735
Deutsche Bank AG (Registered)	110,531	4,944,132
Deutsche Boerse AG	21,176	1,685,152
Deutsche Lufthansa AG (Registered)*	24,311	636,786
Deutsche Post AG (Registered)	98,220	3,648,546
Deutsche Telekom AG (Registered)	311,300	5,035,174
Deutsche Wohnen AG	31,602	677,914
E.ON SE	193,029	3,773,167
Fraport AG Frankfurt Airport Services Worldwide	4,198	313,946
Fresenius Medical Care AG & Co. KGaA	22,880	1,596,266
Fresenius SE & Co. KGaA	13,467	2,107,317
Fuchs Petrolub SE (Preference)	3,711	372,235
GEA Group AG	19,784	904,161
Hannover Rueck SE	6,767	605,222
HeidelbergCement AG	15,533	1,331,032
Henkel AG & Co. KGaA	13,711	1,378,242
Henkel AG & Co. KGaA (Preference)	19,413	2,089,352
Hochtief AG	3,617	328,648
Hugo Boss AG	3,329	443,357
Infineon Technologies AG	114,116	1,361,571
K+S AG (Registered)	18,670	613,240
Kabel Deutschland Holding AG	2,467	339,065
Lanxess AG	8,899	671,327
Linde AG	19,813	3,965,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MAN SE	4,050	$516,084
Merck KGaA	6,912	1,163,856
Metro AG	14,068	574,769
Muenchener Rueckversicherungs AG (Registered)	19,214	4,197,623
OSRAM Licht AG*	8,802	571,647
Porsche Automobil Holding SE (Preference)	16,471	1,691,487
ProSiebenSat.1 Media AG (Registered)	23,342	1,070,494
RWE AG	52,879	2,145,534
SAP AG	99,136	8,024,440
Siemens AG (Registered)	85,313	11,481,250
Sky Deutschland AG*	46,780	403,397
Suedzucker AG	8,789	250,622
Telefonica Deutschland Holding AG	28,669	228,504
ThyssenKrupp AG*	48,459	1,300,900
United Internet AG (Registered)	11,662	547,557
Volkswagen AG	3,247	822,992
Volkswagen AG (Preference)	15,561	4,031,778

		133,623,161

Hong Kong (1.6%)
AIA Group Ltd.	1,302,400	6,187,897
ASM Pacific Technology Ltd.	24,777	240,535
Bank of East Asia Ltd.	127,321	498,823
BOC Hong Kong Holdings Ltd.	398,523	1,137,768
Cathay Pacific Airways Ltd.	123,768	230,935
Cheung Kong Holdings Ltd.	151,708	2,520,795
Cheung Kong Infrastructure Holdings Ltd.	65,013	417,034
CLP Holdings Ltd.	188,028	1,422,112
First Pacific Co., Ltd.	258,700	258,040
Galaxy Entertainment Group Ltd.*	227,700	1,988,620
Hang Lung Properties Ltd.	245,711	707,031
Hang Seng Bank Ltd.	83,879	1,338,108
Henderson Land Development Co., Ltd.	116,745	683,272
HKT Trust and HKT Ltd.	240,100	253,599
Hong Kong & China Gas Co., Ltd.	623,370	1,362,037
Hong Kong Exchanges and Clearing Ltd.	115,822	1,757,086
Hopewell Holdings Ltd.	56,462	194,439
Hutchison Whampoa Ltd.	228,533	3,033,912
Hysan Development Co., Ltd.	68,907	300,338
Kerry Properties Ltd.	64,224	214,076
Li & Fung Ltd.	627,850	930,772
Link REIT (REIT)	245,019	1,205,783
MTR Corp., Ltd.	160,516	595,617
New World Development Co., Ltd.	397,429	399,932
Noble Group Ltd.	453,730	429,348
NWS Holdings Ltd.	157,389	265,456
PCCW Ltd.	436,965	219,452
Power Assets Holdings Ltd.	148,865	1,293,250
Shangri-La Asia Ltd.	174,635	286,797
Sino Land Co., Ltd.	317,007	466,199
SJM Holdings Ltd.	204,200	576,198
Sun Hung Kai Properties Ltd.	172,608	2,116,475
Swire Pacific Ltd., Class A	74,812	873,346
Swire Properties Ltd.	124,800	356,743
Wharf Holdings Ltd.	160,313	1,026,340
Wheelock & Co., Ltd.	101,674	398,083
Yue Yuen Industrial Holdings Ltd.	77,137	251,678

		36,437,926

Ireland (0.5%)
Bank of Ireland*	2,302,170	978,989
CRH plc (BATS Europe Exchange)	48,815	1,360,884
CRH plc (London Stock Exchange)	30,276	847,108
Experian plc	109,724	1,979,148
James Hardie Industries plc (CDI)	49,171	653,951
Kerry Group plc (BATS Europe Exchange), Class A	5,145	390,937
Kerry Group plc (Irish Stock Exchange), Class A	10,870	829,662
Ryanair Holdings plc (ADR)*	3,307	194,485
Shire plc	61,890	3,045,422

		10,280,586

Israel (0.3%)
Bank Hapoalim B.M.	111,759	637,650
Bank Leumi Le-Israel B.M.*	128,568	501,980
Bezeq Israeli Telecommunication Corp., Ltd.	190,674	339,539
Delek Group Ltd.	393	156,959
Israel Chemicals Ltd.	47,312	413,574
Israel Corp., Ltd.*	265	147,848
Mizrahi Tefahot Bank Ltd.	13,585	185,866
NICE Systems Ltd.	6,264	279,261
Teva Pharmaceutical Industries Ltd.	92,398	4,872,488

		7,535,165

Italy (1.6%)
Assicurazioni Generali S.p.A.	127,299	2,840,746
Atlantia S.p.A.	38,145	982,172
Banca Monte dei Paschi di Siena S.p.A.*	654,364	238,829
Banco Popolare SC*	20,731	451,877
Enel Green Power S.p.A.	184,407	518,248
Enel S.p.A.	716,680	4,060,918
Eni S.p.A.	275,359	6,914,993
Exor S.p.A.	8,916	400,683
Fiat S.p.A.*	93,060	1,083,068
Finmeccanica S.p.A.*	43,981	435,661
Intesa Sanpaolo S.p.A.	1,248,535	4,239,852
Luxottica Group S.p.A.	17,975	1,039,420
Mediobanca S.p.A.*	54,839	628,180
Pirelli & C. S.p.A.	25,171	395,496
Prysmian S.p.A.	22,425	559,590
Saipem S.p.A.	28,545	697,444
Snam S.p.A.	216,058	1,265,827
Telecom Italia S.p.A.	1,072,281	1,265,925
Telecom Italia S.p.A. (RNC)	665,611	623,456
Terna Rete Elettrica Nazionale S.p.A.	159,327	853,812
UniCredit S.p.A.	466,387	4,269,386
Unione di Banche Italiane S.c.p.A.	94,745	894,645
UnipolSai S.p.A.*	95,295	365,563

		35,025,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (12.5%)
ABC-Mart, Inc.	2,760	$119,610
Acom Co., Ltd.*	43,239	137,984
Advantest Corp.	16,602	178,542
Aeon Co., Ltd.	65,948	742,485
AEON Financial Service Co., Ltd.	11,262	253,491
Aeon Mall Co., Ltd.	10,891	279,458
Air Water, Inc.	14,966	206,752
Aisin Seiki Co., Ltd.	21,262	765,820
Ajinomoto Co., Inc.	62,771	899,195
Alfresa Holdings Corp.	4,334	282,065
Amada Co., Ltd.	40,852	286,842
ANA Holdings, Inc.	118,698	257,023
Aozora Bank Ltd.	115,345	328,280
Asahi Glass Co., Ltd.	109,843	635,843
Asahi Group Holdings Ltd.	41,413	1,161,737
Asahi Kasei Corp.	138,226	938,458
Asics Corp.	17,136	336,154
Astellas Pharma, Inc.	235,090	2,784,994
Bank of Kyoto Ltd.	36,490	300,864
Bank of Yokohama Ltd.	127,300	634,522
Benesse Holdings, Inc.	7,726	294,836
Bridgestone Corp.	70,341	2,491,064
Brother Industries Ltd.	26,385	370,188
Calbee, Inc.	7,403	174,713
Canon, Inc.	121,664	3,765,263
Casio Computer Co., Ltd.	26,073	307,938
Central Japan Railway Co.	15,675	1,836,708
Chiba Bank Ltd.	79,328	488,278
Chiyoda Corp.	16,333	212,233
Chubu Electric Power Co., Inc.*	70,846	832,365
Chugai Pharmaceutical Co., Ltd.	23,453	598,029
Chugoku Bank Ltd.	18,535	246,912
Chugoku Electric Power Co., Inc.	33,038	459,689
Citizen Holdings Co., Ltd.	30,492	229,110
Coca-Cola West Co., Ltd.	5,789	100,916
Credit Saison Co., Ltd.	16,584	329,359
Dai Nippon Printing Co., Ltd.	60,328	577,385
Daicel Corp.	29,876	246,738
Daido Steel Co., Ltd.	29,481	147,096
Daihatsu Motor Co., Ltd.	21,894	386,212
Dai-ichi Life Insurance Co., Ltd.	90,071	1,306,405
Daiichi Sankyo Co., Ltd.	72,783	1,224,271
Daikin Industries Ltd.	25,069	1,401,905
Dainippon Sumitomo Pharma Co., Ltd.	16,812	266,715
Daito Trust Construction Co., Ltd.	8,060	744,713
Daiwa House Industry Co., Ltd.	63,617	1,077,024
Daiwa Securities Group, Inc.	178,045	1,546,373
DeNA Co., Ltd.	11,060	199,449
Denso Corp.	51,606	2,470,692
Dentsu, Inc.	21,695	821,607
Don Quijote Holdings Co., Ltd.	5,900	304,311
East Japan Railway Co.	36,010	2,651,222
Eisai Co., Ltd.	27,495	1,069,394
Electric Power Development Co., Ltd.	12,997	366,618
FamilyMart Co., Ltd.	6,396	280,753
FANUC Corp.	20,516	3,612,307
Fast Retailing Co., Ltd.	5,782	2,093,160
Fuji Electric Co., Ltd.	64,989	289,614
Fuji Heavy Industries Ltd.	63,032	1,701,671
Fujifilm Holdings Corp.	50,432	1,351,678
Fujitsu Ltd.	201,258	1,214,874
Fukuoka Financial Group, Inc.	80,017	328,318
Gree, Inc.	9,760	107,537
GungHo Online Entertainment, Inc.	36,083	196,483
Gunma Bank Ltd.	43,677	237,588
Hachijuni Bank Ltd.	46,684	264,871
Hakuhodo DY Holdings, Inc.	23,760	165,412
Hamamatsu Photonics KK	7,600	344,126
Hankyu Hanshin Holdings, Inc.	121,000	658,306
Hino Motors Ltd.	28,518	422,171
Hirose Electric Co., Ltd.	3,402	466,686
Hiroshima Bank Ltd.	54,000	226,470
Hisamitsu Pharmaceutical Co., Inc.	6,633	299,153
Hitachi Chemical Co., Ltd.	11,512	156,460
Hitachi Construction Machinery Co., Ltd.	11,387	219,004
Hitachi High-Technologies Corp.	7,182	166,978
Hitachi Ltd.	518,621	3,820,419
Hitachi Metals Ltd.	20,525	291,463
Hokkaido Electric Power Co., Inc.*	19,632	165,736
Hokuhoku Financial Group, Inc.	119,000	228,068
Hokuriku Electric Power Co.	18,262	237,500
Honda Motor Co., Ltd.	175,414	6,167,717
Hoya Corp.	47,819	1,495,066
Hulic Co., Ltd.	27,775	379,448
Ibiden Co., Ltd.	13,366	262,761
Idemitsu Kosan Co., Ltd.	8,848	182,208
IHI Corp.	142,166	596,838
Iida Group Holdings Co., Ltd.	14,013	194,774
INPEX Corp.	95,221	1,233,208
Isetan Mitsukoshi Holdings Ltd.	39,732	494,211
Isuzu Motors Ltd.	131,128	758,931
ITOCHU Corp.	162,974	1,901,120
ITOCHU Techno-Solutions Corp.	2,475	104,571
Iyo Bank Ltd.	28,126	268,440
J. Front Retailing Co., Ltd.	54,331	376,692
Japan Airlines Co., Ltd.	6,564	322,684
Japan Exchange Group, Inc.	27,121	660,282
Japan Petroleum Exploration Co.	3,190	105,984
Japan Prime Realty Investment Corp. (REIT)	81	261,918
Japan Real Estate Investment Corp. (REIT)	126	631,933
Japan Retail Fund Investment Corp. (REIT)	225	442,645
Japan Steel Works Ltd.	30,978	138,730
Japan Tobacco, Inc.	117,980	3,699,415
JFE Holdings, Inc.	52,224	982,078
JGC Corp.	22,348	776,387
Joyo Bank Ltd.	73,480	365,814
JSR Corp.	18,682	345,711
JTEKT Corp.	23,918	354,724
JX Holdings, Inc.	244,693	1,176,369
Kajima Corp.	96,261	336,965
Kakaku.com, Inc.	15,825	256,852
Kamigumi Co., Ltd.	24,296	237,216
Kaneka Corp.	31,324	189,759
Kansai Electric Power Co., Inc.*	74,977	768,565
Kansai Paint Co., Ltd.	24,052	343,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	55,603	$1,967,598
Kawasaki Heavy Industries Ltd.	149,851	550,948
KDDI Corp.	58,485	3,403,416
Keikyu Corp.	50,534	425,567
Keio Corp.	62,997	438,447
Keisei Electric Railway Co., Ltd.	28,784	249,365
Keyence Corp.	4,926	2,026,535
Kikkoman Corp.	18,376	346,171
Kinden Corp.	12,161	117,538
Kintetsu Corp.	180,549	641,572
Kirin Holdings Co., Ltd.	93,220	1,295,853
Kobe Steel Ltd.	315,905	421,398
Koito Manufacturing Co., Ltd.	9,607	162,310
Komatsu Ltd.	99,772	2,063,329
Konami Corp.	10,412	241,109
Konica Minolta, Inc.	50,064	466,276
Kubota Corp.	114,833	1,534,081
Kuraray Co., Ltd.	36,484	416,615
Kurita Water Industries Ltd.	12,186	263,993
Kyocera Corp.	35,088	1,579,585
Kyowa Hakko Kirin Co., Ltd.	25,593	272,440
Kyushu Electric Power Co., Inc.	45,412	554,671
Lawson, Inc.	6,820	482,072
LIXIL Group Corp.	28,377	781,188
M3, Inc.	14,600	239,402
Mabuchi Motor Co., Ltd.	2,411	157,610
Makita Corp.	11,851	654,347
Marubeni Corp.	176,889	1,185,793
Marui Group Co., Ltd.	22,614	195,208
Maruichi Steel Tube Ltd.	4,438	114,591
Mazda Motor Corp.	289,869	1,283,632
McDonald’s Holdings Co. Japan Ltd.	6,960	187,102
Medipal Holdings Corp.	15,678	239,368
MEIJI Holdings Co., Ltd.	6,782	427,299
Miraca Holdings, Inc.	5,800	253,646
Mitsubishi Chemical Holdings Corp.	147,274	611,543
Mitsubishi Corp.	149,379	2,770,117
Mitsubishi Electric Corp.	210,239	2,360,591
Mitsubishi Estate Co., Ltd.	136,165	3,240,451
Mitsubishi Gas Chemical Co., Inc.	43,717	246,081
Mitsubishi Heavy Industries Ltd.	329,548	1,918,218
Mitsubishi Logistics Corp.	13,092	181,908
Mitsubishi Materials Corp.	125,181	357,752
Mitsubishi Motors Corp.	65,562	684,988
Mitsubishi Tanabe Pharma Corp.	25,397	354,612
Mitsubishi UFJ Financial Group, Inc.	1,371,540	7,523,815
Mitsubishi UFJ Lease & Finance Co., Ltd.	66,305	324,225
Mitsui & Co., Ltd.	185,102	2,612,276
Mitsui Chemicals, Inc.	86,712	212,328
Mitsui Fudosan Co., Ltd.	91,443	2,783,776
Mitsui O.S.K. Lines Ltd.	119,334	464,239
Mizuho Financial Group, Inc.	2,462,540	4,858,723
MS&AD Insurance Group Holdings, Inc.	53,791	1,230,015
Murata Manufacturing Co., Ltd.	21,623	2,034,906
Nabtesco Corp.	11,025	254,637
Namco Bandai Holdings, Inc.	19,281	455,360
NEC Corp.	271,647	833,018
Nexon Co., Ltd.	10,969	92,264
NGK Insulators Ltd.	27,733	576,717
NGK Spark Plug Co., Ltd.	20,099	450,768
NHK Spring Co., Ltd.	16,570	153,311
Nidec Corp.	21,346	1,296,069
Nikon Corp.	36,441	585,792
Nintendo Co., Ltd.	11,501	1,369,867
Nippon Building Fund, Inc. (REIT)	150	782,796
Nippon Electric Glass Co., Ltd.	40,978	210,577
Nippon Express Co., Ltd.	86,461	422,480
Nippon Meat Packers, Inc.	18,321	273,628
Nippon Paint Co., Ltd.	18,330	277,200
Nippon Prologis REIT, Inc. (REIT)	138	278,183
Nippon Steel & Sumitomo Metal Corp.	825,620	2,251,098
Nippon Telegraph & Telephone Corp.	40,341	2,192,724
Nippon Yusen KK	171,558	501,046
Nishi-Nippon City Bank Ltd.	74,520	167,155
Nissan Motor Co., Ltd.	270,284	2,405,501
Nisshin Seifun Group, Inc.	21,398	234,875
Nissin Foods Holdings Co., Ltd.	6,494	292,554
Nitori Holdings Co., Ltd.	7,500	324,732
Nitto Denko Corp.	17,673	851,110
NKSJ Holdings, Inc.	37,107	951,917
NOK Corp.	11,436	186,554
Nomura Holdings, Inc.	388,713	2,489,237
Nomura Real Estate Holdings, Inc.	13,025	248,114
Nomura Research Institute Ltd.	11,512	362,879
NSK Ltd.	48,549	498,583
NTT Data Corp.	13,330	517,563
NTT DOCOMO, Inc.	161,476	2,543,178
NTT Urban Development Corp.	11,111	104,396
Obayashi Corp.	72,334	407,202
Odakyu Electric Railway Co., Ltd.	67,950	587,821
Oji Holdings Corp.	89,744	401,168
Olympus Corp.*	25,848	832,513
Omron Corp.	21,656	891,316
Ono Pharmaceutical Co., Ltd.	9,025	785,559
Oracle Corp. Japan	4,060	183,608
Oriental Land Co., Ltd.	5,436	825,909
ORIX Corp.	136,912	1,922,951
Osaka Gas Co., Ltd.	203,669	770,532
Otsuka Corp.	1,773	231,406
Otsuka Holdings Co., Ltd.	39,035	1,165,401
Panasonic Corp.	239,924	2,737,120
Park24 Co., Ltd.	10,600	201,209
Rakuten, Inc.	77,489	1,031,973
Resona Holdings, Inc.	230,147	1,110,909
Ricoh Co., Ltd.	69,976	810,750
Rinnai Corp.	3,549	311,266
Rohm Co., Ltd.	10,274	457,616
Sankyo Co., Ltd.	5,802	243,879
Sanrio Co., Ltd.	5,100	171,665
Santen Pharmaceutical Co., Ltd.	7,669	339,669
SBI Holdings, Inc.	21,865	262,952
Secom Co., Ltd.	22,540	1,297,079
Sega Sammy Holdings, Inc.	21,025	469,952
Seiko Epson Corp.	13,600	425,644
Sekisui Chemical Co., Ltd.	43,617	452,589
Sekisui House Ltd.	59,430	736,350
Seven & I Holdings Co., Ltd.	80,421	3,067,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Bank Ltd.	61,676	$241,574
Sharp Corp.*	158,487	481,267
Shikoku Electric Power Co., Inc.*	19,357	262,237
Shimadzu Corp.	23,427	207,987
Shimamura Co., Ltd.	2,468	213,273
Shimano, Inc.	8,491	852,492
Shimizu Corp.	60,090	310,766
Shin-Etsu Chemical Co., Ltd.	43,971	2,509,561
Shinsei Bank Ltd.	173,420	340,256
Shionogi & Co., Ltd.	32,493	601,101
Shiseido Co., Ltd.	38,378	674,275
Shizuoka Bank Ltd.	59,770	582,550
Showa Denko KK	154,083	217,700
Showa Shell Sekiyu KK	18,725	167,114
SMC Corp.	5,542	1,458,247
SoftBank Corp.	103,184	7,782,078
Sojitz Corp.	143,174	243,633
Sony Corp.	111,299	2,121,715
Sony Financial Holdings, Inc.	19,675	321,763
Stanley Electric Co., Ltd.	16,416	363,516
Sumco Corp.	14,248	110,425
Sumitomo Chemical Co., Ltd.	163,842	603,439
Sumitomo Corp.	121,696	1,546,631
Sumitomo Electric Industries Ltd.	82,960	1,232,517
Sumitomo Heavy Industries Ltd.	62,132	253,450
Sumitomo Metal Mining Co., Ltd.	52,849	662,385
Sumitomo Mitsui Financial Group, Inc.	137,008	5,840,169
Sumitomo Mitsui Trust Holdings, Inc.	349,054	1,573,998
Sumitomo Realty & Development Co., Ltd.	39,312	1,536,280
Sumitomo Rubber Industries Ltd.	18,164	232,007
Suntory Beverage & Food Ltd.	14,063	484,017
Suruga Bank Ltd.	18,526	325,616
Suzuken Co., Ltd.	7,394	285,751
Suzuki Motor Corp.	39,064	1,017,638
Sysmex Corp.	15,400	494,101
T&D Holdings, Inc.	62,146	737,581
Taiheiyo Cement Corp.	125,704	452,344
Taisei Corp.	96,613	430,680
Taisho Pharmaceutical Holdings Co., Ltd.	3,060	247,433
Taiyo Nippon Sanso Corp.	25,608	200,980
Takashimaya Co., Ltd.	27,045	253,319
Takeda Pharmaceutical Co., Ltd.	84,707	4,010,130
TDK Corp.	13,511	563,183
Teijin Ltd.	104,750	259,336
Terumo Corp.	33,666	733,951
THK Co., Ltd.	12,092	270,839
Tobu Railway Co., Ltd.	111,009	536,218
Toho Co., Ltd.	13,054	262,907
Toho Gas Co., Ltd.	44,306	241,057
Tohoku Electric Power Co., Inc.	48,141	495,189
Tokio Marine Holdings, Inc.	75,052	2,250,083
Tokyo Electric Power Co., Inc.*	157,432	636,597
Tokyo Electron Ltd.	18,845	1,156,995
Tokyo Gas Co., Ltd.	263,286	1,334,949
Tokyo Tatemono Co., Ltd.	41,437	354,570
Tokyu Corp.	124,019	762,172
Tokyu Fudosan Holdings Corp.	53,725	399,874
TonenGeneral Sekiyu KK	28,547	251,644
Toppan Printing Co., Ltd.	60,090	429,697
Toray Industries, Inc.	159,226	1,050,933
Toshiba Corp.	428,726	1,812,111
TOTO Ltd.	32,247	446,330
Toyo Seikan Group Holdings Ltd.	17,696	286,865
Toyo Suisan Kaisha Ltd.	9,146	304,884
Toyoda Gosei Co., Ltd.	7,558	144,765
Toyota Boshoku Corp.	6,208	62,861
Toyota Industries Corp.	18,182	871,888
Toyota Motor Corp.	295,535	16,632,346
Toyota Tsusho Corp.	22,786	577,480
Trend Micro, Inc.	11,818	365,343
Tsumura & Co.	6,096	146,827
Ube Industries Ltd.	105,877	194,462
Unicharm Corp.	12,211	653,763
United Urban Investment Corp. (REIT)	244	358,202
USS Co., Ltd.	23,070	323,346
West Japan Railway Co.	17,837	727,134
Yahoo! Japan Corp.	152,757	747,409
Yakult Honsha Co., Ltd.	8,993	450,776
Yamada Denki Co., Ltd.	94,542	314,680
Yamaguchi Financial Group, Inc.	22,834	205,273
Yamaha Corp.	18,521	238,102
Yamaha Motor Co., Ltd.	29,568	470,233
Yamato Holdings Co., Ltd.	40,964	881,933
Yamato Kogyo Co., Ltd.	4,213	131,785
Yamazaki Baking Co., Ltd.	11,548	136,551
Yaskawa Electric Corp.	23,330	321,793
Yokogawa Electric Corp.	22,697	365,920
Yokohama Rubber Co., Ltd.	20,761	194,778

		279,257,979

Luxembourg (0.2%)
ArcelorMittal S.A.	108,178	1,752,517
Millicom International Cellular S.A. (SDR)	7,102	723,020
RTL Group S.A.	4,173	475,444
SES S.A. (FDR)	32,751	1,222,849
Tenaris S.A.	50,965	1,127,814

		5,301,644

Macau (0.1%)
MGM China Holdings Ltd.	95,300	336,376
Sands China Ltd.	259,796	1,950,698
Wynn Macau Ltd.	165,400	688,608

		2,975,682

Mexico (0.0%)
Fresnillo plc	19,737	277,876

Netherlands (2.9%)
Aegon N.V.	192,935	1,774,754
Akzo Nobel N.V.	25,939	2,125,300
ASML Holding N.V.	38,461	3,560,764
CNH Industrial N.V.*	96,089	1,107,185
Corio N.V. (REIT)	7,240	331,112
Delta Lloyd N.V.	19,721	547,338
Fugro N.V. (CVA)	7,511	462,411
Gemalto N.V.	8,475	988,999
Heineken Holding N.V.	11,272	727,999
Heineken N.V.	25,104	1,749,337
ING Groep N.V. (CVA)*	410,907	5,840,056
Koninklijke (Royal) KPN N.V.*	345,574	1,222,850
Koninklijke Ahold N.V.	101,709	2,044,509
Koninklijke Boskalis Westminster N.V.	8,319	458,670
Koninklijke DSM N.V.	16,609	1,140,734
Koninklijke Philips N.V.	100,788	3,545,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Vopak N.V.	7,533	$420,925
OCI*	9,997	453,904
QIAGEN N.V.*	26,172	548,907
Randstad Holding N.V.	13,080	767,594
Reed Elsevier N.V.	75,623	1,636,463
Royal Dutch Shell plc, Class A	413,145	15,101,798
Royal Dutch Shell plc, Class B	266,075	10,380,481
TNT Express N.V.	41,122	405,035
Unilever N.V. (CVA)	174,451	7,172,964
Wolters Kluwer N.V.	33,143	936,113
Ziggo N.V.	16,172	718,748

		66,170,630

New Zealand (0.1%)
Auckland International Airport Ltd.	111,559	368,887
Contact Energy Ltd.	35,355	163,281
Fletcher Building Ltd.	75,149	621,931
Ryman Healthcare Ltd.	39,575	301,481
Telecom Corp. of New Zealand Ltd.	203,490	430,949

		1,886,529

Norway (0.4%)
Aker Solutions ASA	16,908	263,296
DNB ASA	105,480	1,835,617
Gjensidige Forsikring ASA	20,531	417,601
Norsk Hydro ASA	144,685	722,596
Orkla ASA	85,084	725,349
Statoil ASA	118,478	3,346,404
Telenor ASA	73,557	1,629,991
Yara International ASA	20,167	890,864

		9,831,718

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	190,987	358,663
EDP - Energias de Portugal S.A.	214,031	995,263
Galp Energia SGPS S.A., Class B	37,349	645,746
Jeronimo Martins SGPS S.A.	26,621	447,153
Portugal Telecom SGPS S.A. (Registered)	69,916	297,774

		2,744,599

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	210,656	378,346
CapitaCommercial Trust (REIT)	216,400	255,819
CapitaLand Ltd.	273,407	629,317
CapitaMall Trust (REIT)	252,182	378,750
CapitaMalls Asia Ltd.	155,801	221,563
City Developments Ltd.	40,569	326,425
ComfortDelGro Corp., Ltd.	213,050	336,567
DBS Group Holdings Ltd.	185,970	2,394,264
Genting Singapore plc	670,472	713,058
Global Logistic Properties Ltd.	327,600	689,780
Golden Agri-Resources Ltd.	764,995	350,294
Hutchison Port Holdings Trust (BATS Exchange), Class U	2,100	1,386
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	564,800	367,636
Jardine Cycle & Carriage Ltd.	11,742	424,498
Keppel Corp., Ltd.	155,125	1,342,238
Keppel Land Ltd.	73,000	195,512
Olam International Ltd.	158,304	279,935
Oversea-Chinese Banking Corp., Ltd.†	277,931	2,101,219
Sembcorp Industries Ltd.	102,509	447,974
Sembcorp Marine Ltd.	93,768	301,772
Singapore Airlines Ltd.	58,248	485,724
Singapore Exchange Ltd.	90,062	496,692
Singapore Press Holdings Ltd.	174,797	583,459
Singapore Technologies Engineering Ltd.	172,479	524,563
Singapore Telecommunications Ltd.	844,645	2,455,976
StarHub Ltd.	62,152	207,756
United Overseas Bank Ltd.	136,786	2,359,448
UOL Group Ltd.	46,059	229,096
Wilmar International Ltd.	210,874	580,626

		20,059,693

Spain (2.2%)
Abertis Infraestructuras S.A.	42,809	978,503
ACS Actividades de Construccion y Servicios S.A.	17,928	705,225
Amadeus IT Holding S.A., Class A	40,780	1,695,712
Banco Bilbao Vizcaya Argentaria S.A.	623,035	7,496,220
Banco de Sabadell S.A.	366,175	1,132,533
Banco Popular Espanol S.A.	176,160	1,333,154
Banco Santander S.A. (BATS Europe Exchange)	1,253,858	11,973,388
Banco Santander S.A. (PLUS Market Group)	323	3,082
Bankia S.A.*	432,236	913,978
CaixaBank S.A.	189,337	1,219,662
Distribuidora Internacional de Alimentacion S.A.	63,836	584,260
Enagas S.A.	20,316	618,318
Ferrovial S.A.	43,504	944,771
Gas Natural SDG S.A.	37,987	1,069,550
Grifols S.A.	15,774	866,006
Iberdrola S.A.	517,528	3,622,895
Inditex S.A.	23,474	3,528,252
Mapfre S.A.	100,599	424,751
Red Electrica Corporacion S.A.	11,530	938,090
Repsol S.A.	94,057	2,403,472
Telefonica S.A.	440,980	6,982,604
Zardoya Otis S.A.	18,771	320,265

		49,754,691

Sweden (2.1%)
Alfa Laval AB	34,944	948,574
Assa Abloy AB, Class B	35,824	1,913,369
Atlas Copco AB, Class A	69,858	2,021,687
Atlas Copco AB, Class B	43,095	1,181,707
Boliden AB	28,989	440,525
Electrolux AB	25,719	561,298
Elekta AB, Class B	38,782	516,766
Getinge AB, Class B	21,871	616,435
Hennes & Mauritz AB, Class B	101,715	4,334,809
Hexagon AB, Class B	26,460	900,899
Husqvarna AB, Class B	45,794	319,899
Industrivarden AB, Class C	12,230	237,286
Investment AB Kinnevik, Class B	23,788	879,313
Investor AB, Class B	48,390	1,753,181
Lundin Petroleum AB*	24,199	497,383
Nordea Bank AB	326,816	4,641,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sandvik AB	114,263	$1,618,940
Scania AB, Class B	35,276	1,037,594
Securitas AB, Class B	32,233	374,160
Skandinaviska Enskilda Banken AB, Class A	162,835	2,233,844
Skanska AB, Class B	42,056	991,844
SKF AB, Class B	42,273	1,083,590
Svenska Cellulosa AB S.C.A., Class B	62,855	1,850,637
Svenska Handelsbanken AB, Class A	54,058	2,716,867
Swedbank AB, Class A	97,266	2,608,484
Swedish Match AB	22,403	731,932
Tele2 AB, Class B	34,632	429,421
Telefonaktiebolaget LM Ericsson, Class B	328,813	4,380,823
TeliaSonera AB	255,163	1,925,954
Volvo AB, Class B	163,684	2,597,444

		46,346,194

Switzerland (6.3%)
ABB Ltd. (Registered)*	236,087	6,112,731
Actelion Ltd. (Registered)*	11,320	1,073,367
Adecco S.A. (Registered)*	14,240	1,187,695
Aryzta AG*	9,368	828,250
Baloise Holding AG (Registered)	5,368	674,990
Barry Callebaut AG (Registered)*	220	296,740
Cie Financiere Richemont S.A. (Registered), Class A	56,045	5,366,422
Coca-Cola HBC AG (ADR)	12,695	315,725
Coca-Cola HBC AG (CDI)	9,361	233,243
Credit Suisse Group AG (Registered)*	162,090	5,248,778
EMS-Chemie Holding AG (Registered)	896	339,558
Geberit AG (Registered)	4,139	1,357,093
Givaudan S.A. (Registered)*	960	1,486,467
Glencore Xstrata plc*	1,143,727	5,899,493
Holcim Ltd. (Registered)*	24,936	2,070,691
Julius Baer Group Ltd.*	24,741	1,099,724
Kuehne + Nagel International AG (Registered)	5,996	839,997
Lindt & Spruengli AG	98	485,789
Lindt & Spruengli AG (Registered)	11	647,630
Lonza Group AG (Registered)*	5,726	585,750
Nestle S.A. (Registered)	345,867	26,060,683
Novartis AG (Registered)	246,590	20,944,223
Pargesa Holding S.A.	3,043	263,450
Partners Group Holding AG	1,829	514,360
Roche Holding AG	75,427	22,672,340
Schindler Holding AG	4,967	733,708
Schindler Holding AG (Registered)	2,262	332,351
SGS S.A. (Registered)	594	1,467,334
Sika AG	229	937,403
Sonova Holding AG (Registered)*	5,252	768,367
STMicroelectronics N.V.	69,348	642,219
Sulzer AG (Registered)	2,526	347,603
Swatch Group AG	3,341	2,099,819
Swatch Group AG (Registered)	4,775	554,256
Swiss Life Holding AG (Registered)*	3,414	839,077
Swiss Prime Site AG (Registered)*	5,768	490,627
Swiss Reinsurance AG*	38,304	3,554,131
Swisscom AG (Registered)	2,567	1,576,321
Syngenta AG (Registered)	9,926	3,764,974
Transocean Ltd.	38,816	1,601,599
UBS AG (Registered)*	391,972	8,092,644
Wolseley plc	29,065	1,657,358
Zurich Insurance Group AG*	16,093	4,945,401

		141,010,381

United Kingdom (11.6%)
3i Group plc	109,137	724,748
Aberdeen Asset Management plc	101,723	663,191
Admiral Group plc	19,519	465,143
Aggreko plc	29,095	729,463
AMEC plc	30,596	572,847
Anglo American plc	150,544	3,839,492
Antofagasta plc	42,356	590,949
ARM Holdings plc	150,125	2,531,496
ASOS plc*	5,630	487,357
Associated British Foods plc	37,642	1,745,548
AstraZeneca plc	135,470	8,777,512
Aviva plc	315,179	2,510,285
Babcock International Group plc	39,777	894,187
BAE Systems plc	344,877	2,395,885
Barclays plc	1,648,802	6,431,360
BG Group plc	365,991	6,825,848
BHP Billiton plc	226,934	7,004,918
BP plc	2,002,748	16,038,650
British American Tobacco plc	204,090	11,362,510
British Land Co. plc (REIT)	100,491	1,096,911
British Sky Broadcasting Group plc	111,045	1,692,454
BT Group plc	853,852	5,434,290
Bunzl plc	36,520	973,471
Burberry Group plc	48,249	1,124,543
Capita plc	70,962	1,298,828
Centrica plc	551,440	3,036,704
Cobham plc	112,233	560,331
Compass Group plc	194,042	2,965,750
Croda International plc	14,430	614,454
Diageo plc	269,929	8,377,732
Direct Line Insurance Group plc	120,333	476,975
easyJet plc	16,643	476,386
G4S plc	160,063	645,570
GKN plc	173,420	1,128,944
GlaxoSmithKline plc	522,800	13,927,206
Hammerson plc (REIT)	75,277	695,989
Hargreaves Lansdown plc	24,549	597,109
HSBC Holdings plc	2,013,462	20,386,585
ICAP plc	61,151	385,505
IMI plc	29,508	717,981
Imperial Tobacco Group plc	104,168	4,212,575
Inmarsat plc	47,721	578,417
InterContinental Hotels Group plc	28,795	926,796
International Consolidated Airlines Group S.A.*	104,230	727,366
Intertek Group plc	17,664	906,516
Intu Properties plc (REIT)	70,372	331,323
Investec plc	61,100	494,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ITV plc	396,191	$1,267,137
J Sainsbury plc	134,831	711,299
Johnson Matthey plc	22,619	1,234,446
Kingfisher plc	254,786	1,793,652
Land Securities Group plc (REIT)	83,513	1,423,175
Legal & General Group plc	633,938	2,166,452
Lloyds Banking Group plc*	5,375,149	6,746,585
London Stock Exchange Group plc	19,124	628,791
Marks & Spencer Group plc	172,195	1,297,278
Meggitt plc	84,953	681,022
Melrose Industries plc	112,111	555,580
National Grid plc	397,587	5,460,530
Next plc	16,776	1,849,509
Old Mutual plc	528,092	1,773,188
Pearson plc	88,792	1,574,546
Persimmon plc*	32,244	723,785
Petrofac Ltd.	28,480	684,800
Prudential plc	274,525	5,815,591
Randgold Resources Ltd.	9,670	725,247
Reckitt Benckiser Group plc	70,152	5,717,235
Reed Elsevier plc	128,612	1,966,809
Resolution Ltd.	153,750	766,621
Rexam plc	83,480	678,409
Rio Tinto plc	136,794	7,628,947
Rolls-Royce Holdings plc*	203,255	3,646,056
Royal Bank of Scotland Group plc*	230,458	1,197,161
Royal Mail plc*	65,608	616,405
RSA Insurance Group plc	382,073	570,363
SABMiller plc	103,103	5,149,821
Sage Group plc	115,558	805,292
Schroders plc	11,156	483,911
Segro plc (REIT)	83,212	461,122
Serco Group plc	51,894	364,186
Severn Trent plc	26,435	803,283
Smith & Nephew plc	97,617	1,478,998
Smiths Group plc	43,332	919,954
SSE plc	103,819	2,545,656
Standard Chartered plc	260,512	5,448,403
Standard Life plc	253,058	1,594,713
Subsea 7 S.A.	29,279	544,191
Tate & Lyle plc	50,740	565,371
Tesco plc	865,959	4,267,843
Travis Perkins plc	26,084	822,266
TUI Travel plc	52,744	385,455
Tullow Oil plc	98,726	1,233,354
Unilever plc	137,877	5,888,711
United Utilities Group plc	72,890	958,644
Vodafone Group plc	2,843,811	10,469,653
Weir Group plc	22,685	960,591
Whitbread plc	19,839	1,376,257
William Hill plc	91,273	519,273
WM Morrison Supermarkets plc	232,239	825,460
WPP plc	144,160	2,982,364

		261,138,069

United States (0.0%)
Carnival plc	19,548	745,914

Total Common Stocks (63.4%) (Cost $1,140,617,955)		1,420,271,535

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	132,475	27,418

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	623,035	145,915

United Kingdom (0.0%)
Intu Properties plc,expiring 4/17/14(b)*	20,105	31,842
RSA Insurance Group plc,expiring 4/9/14*	143,276	80,019

		111,861

Total Rights (0.0%) (Cost $—)		285,194

Total Investments (63.4%) (Cost $1,140,617,955)		1,420,556,729
Other Assets Less Liabilities (36.6%)		821,462,338

Net Assets (100%)		$2,242,019,067

*	Non-income producing.

†	Security (totaling $2,101,219 or 0.1% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.4%
Consumer Staples	7.0
Energy	4.4
Financials	16.2
Health Care	6.6
Industrials	8.2
Information Technology	2.9
Materials	5.2
Telecommunication Services	3.1
Utilities	2.4
Cash and Other	36.6

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$5,464,854	$—	$79,533	$5,040,204	$—	$(566)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	7,656	June-14	$312,972,528	$326,965,941	$13,993,413
E-Mini MSCI EAFE Index	51	June-14	4,727,087	4,832,250	105,163
FTSE 100 Index	1,831	June-14	198,438,906	199,743,714	1,304,808
SPI 200 Index	669	June-14	83,189,720	83,649,552	459,832
TOPIX Index	1,734	June-14	205,711,630	202,102,601	(3,609,029)

					$12,254,187

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	17,000	$28,326,045	$28,213,829	$112,216
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	33,900	46,697,081	47,074,049	(376,968)

					$(264,752)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$167,159,590	$—	$167,159,590
Consumer Staples	315,725	155,739,513	—	156,055,238
Energy	—	98,073,812	—	98,073,812
Financials	—	360,485,837	2,101,219	362,587,056
Health Care	—	148,563,008	—	148,563,008
Industrials	195,871	183,405,519	—	183,601,390
Information Technology	—	64,443,839	—	64,443,839
Materials	—	115,833,463	—	115,833,463
Telecommunication Services	—	70,516,139	—	70,516,139
Utilities	—	53,438,000	—	53,438,000
Forward Currency Contracts	—	112,216	—	112,216
Futures	15,863,216	—	—	15,863,216
Rights
Financials	—	285,194	—	285,194

Total Assets	$16,374,812	$1,418,056,130	$2,101,219	$1,436,532,161

Liabilities:
Forward Currency Contracts	$—	$(376,968)	$—	$(376,968)
Futures	(3,609,029)	—	—	(3,609,029)

Total Liabilities	$(3,609,029)	$(376,968)	$—	$(3,985,997)

Total	$12,765,783	$1,417,679,162	$2,101,219	$1,432,546,164

(a)	A security with a market value of $2,101,219 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,274,296
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,696,401

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375,757,858
Aggregate gross unrealized depreciation	(104,166,236)

Net unrealized appreciation	$271,591,622

Federal income tax cost of investments	$1,148,965,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.3%)
BorgWarner, Inc.	38,740	$2,381,348
Delphi Automotive plc	47,307	3,210,253
Goodyear Tire & Rubber Co.	42,204	1,102,790
Johnson Controls, Inc.	112,796	5,337,507

		12,031,898

Automobiles (0.5%)
Ford Motor Co.	670,002	10,452,031
General Motors Co.	221,454	7,622,447
Harley-Davidson, Inc.	37,354	2,488,150

		20,562,628

Distributors (0.0%)
Genuine Parts Co.	26,143	2,270,520

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	772	543,295
H&R Block, Inc.	46,348	1,399,246

		1,942,541

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	74,484	2,819,964
Chipotle Mexican Grill, Inc.*	5,342	3,034,523
Darden Restaurants, Inc.	22,267	1,130,273
International Game Technology	41,931	589,550
Marriott International, Inc., Class A	37,481	2,099,686
McDonald’s Corp.	168,162	16,484,921
Starbucks Corp.	128,379	9,420,451
Starwood Hotels & Resorts Worldwide, Inc.	32,620	2,596,552
Wyndham Worldwide Corp.	21,720	1,590,556
Wynn Resorts Ltd.	13,737	3,051,674
Yum! Brands, Inc.	75,243	5,672,570

		48,490,720

Household Durables (0.3%)
D.R. Horton, Inc.	48,473	1,049,440
Garmin Ltd.	20,824	1,150,734
Harman International Industries, Inc.	11,530	1,226,792
Leggett & Platt, Inc.	23,619	770,924
Lennar Corp., Class A	29,825	1,181,667
Mohawk Industries, Inc.*	10,350	1,407,393
Newell Rubbermaid, Inc.	47,345	1,415,616
PulteGroup, Inc.	58,241	1,117,645
Whirlpool Corp.	13,188	1,971,078

		11,291,289

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	63,249	21,284,553
Expedia, Inc.	17,411	1,262,298
Netflix, Inc.*	10,196	3,589,298
priceline.com, Inc.*	8,953	10,670,991
TripAdvisor, Inc.*	18,868	1,709,252

		38,516,392

Leisure Products (0.1%)
Hasbro, Inc.	19,802	1,101,387
Mattel, Inc.	57,766	2,316,994

		3,418,381

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	36,171	610,205
CBS Corp. (Non-Voting), Class B	93,675	5,789,115
Comcast Corp., Class A	442,794	22,148,556
DIRECTV*	80,474	6,149,823
Discovery Communications, Inc., Class A*	37,747	3,121,677
Gannett Co., Inc.	38,580	1,064,808
Interpublic Group of Cos., Inc.	72,012	1,234,286
News Corp., Class A*	84,410	1,453,540
Omnicom Group, Inc.	43,845	3,183,147
Scripps Networks Interactive, Inc., Class A	18,573	1,409,876
Time Warner Cable, Inc.	47,132	6,465,568
Time Warner, Inc.	151,658	9,907,817
Twenty-First Century Fox, Inc., Class A	329,683	10,539,966
Viacom, Inc., Class B	67,660	5,750,423
Walt Disney Co.	276,807	22,163,936

		100,992,743

Multiline Retail (0.4%)
Dollar General Corp.*	50,102	2,779,659
Dollar Tree, Inc.*	35,277	1,840,754
Family Dollar Stores, Inc.	16,159	937,384
Kohl’s Corp.	34,089	1,936,255
Macy’s, Inc.	62,638	3,713,807
Nordstrom, Inc.	24,399	1,523,717
Target Corp.	107,384	6,497,806

		19,229,382

Specialty Retail (1.4%)
AutoNation, Inc.*	10,621	565,356
AutoZone, Inc.*	5,813	3,122,162
Bed Bath & Beyond, Inc.*	36,106	2,484,093
Best Buy Co., Inc.	46,334	1,223,681
CarMax, Inc.*	37,977	1,777,323
GameStop Corp., Class A	19,557	803,793
Gap, Inc.	44,863	1,797,212
Home Depot, Inc.	239,184	18,926,630
L Brands, Inc.	41,337	2,346,701
Lowe’s Cos., Inc.	177,608	8,685,031
O’Reilly Automotive, Inc.*	18,097	2,685,414
PetSmart, Inc.	17,657	1,216,391
Ross Stores, Inc.	36,503	2,611,790
Staples, Inc.	110,857	1,257,118
Tiffany & Co.	18,674	1,608,765
TJX Cos., Inc.	120,780	7,325,307
Tractor Supply Co.	23,653	1,670,611
Urban Outfitters, Inc.*	18,387	670,574

		60,777,952

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	47,063	2,337,149
Fossil Group, Inc.*	8,155	950,955
Michael Kors Holdings Ltd.*	30,487	2,843,522
NIKE, Inc., Class B	126,381	9,334,501
PVH Corp.	13,921	1,736,923
Ralph Lauren Corp.	10,064	1,619,599
VF Corp.	59,909	3,707,169

		22,529,818

Total Consumer Discretionary		342,054,264

Consumer Staples (6.2%)
Beverages (1.4%)
Beam, Inc.	27,936	2,327,069
Brown-Forman Corp., Class B	27,565	2,472,305
Coca-Cola Co.	643,681	24,884,707
Coca-Cola Enterprises, Inc.	40,277	1,923,630
Constellation Brands, Inc., Class A*	28,407	2,413,743
Dr. Pepper Snapple Group, Inc.	33,438	1,821,033
Molson Coors Brewing Co., Class B	26,769	1,575,623
Monster Beverage Corp.*	22,936	1,592,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	258,651	$21,597,359

		60,608,374

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	74,729	8,345,735
CVS Caremark Corp.	200,907	15,039,898
Kroger Co.	87,703	3,828,236
Safeway, Inc.	39,039	1,442,100
Sysco Corp.	99,382	3,590,672
Walgreen Co.	148,504	9,805,719
Wal-Mart Stores, Inc.	274,853	21,007,015
Whole Foods Market, Inc.	63,140	3,201,829

		66,261,204

Food Products (1.0%)
Archer-Daniels-Midland Co.	111,814	4,851,609
Campbell Soup Co.	30,231	1,356,767
ConAgra Foods, Inc.	71,463	2,217,497
General Mills, Inc.	106,014	5,493,645
Hershey Co.	25,484	2,660,530
Hormel Foods Corp.	22,760	1,121,385
J.M. Smucker Co.	17,589	1,710,354
Kellogg Co.	43,608	2,734,658
Keurig Green Mountain, Inc.	21,952	2,317,912
Kraft Foods Group, Inc.	101,290	5,682,369
McCormick & Co., Inc. (Non-Voting)	22,327	1,601,739
Mead Johnson Nutrition Co.	34,268	2,849,042
Mondelez International, Inc., Class A	288,958	9,983,499
Tyson Foods, Inc., Class A	45,562	2,005,184

		46,586,190

Household Products (1.3%)
Clorox Co.	22,101	1,945,109
Colgate-Palmolive Co.	148,244	9,616,588
Kimberly-Clark Corp.	64,470	7,107,818
Procter & Gamble Co.	460,613	37,125,408

		55,794,923

Personal Products (0.1%)
Avon Products, Inc.	73,506	1,076,128
Estee Lauder Cos., Inc., Class A	43,355	2,899,582

		3,975,710

Tobacco (0.9%)
Altria Group, Inc.	338,436	12,667,659
Lorillard, Inc.	61,514	3,326,677
Philip Morris International, Inc.	269,273	22,045,381
Reynolds American, Inc.	52,893	2,825,544

		40,865,261

Total Consumer Staples		274,091,662

Energy (6.5%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	74,265	4,828,710
Cameron International Corp.*	36,822	2,274,495
Diamond Offshore Drilling, Inc.	11,684	569,712
Ensco plc, Class A	39,538	2,086,816
FMC Technologies, Inc.*	40,036	2,093,482
Halliburton Co.	144,492	8,509,134
Helmerich & Payne, Inc.	18,228	1,960,604
Nabors Industries Ltd.	44,100	1,087,065
National Oilwell Varco, Inc.	72,746	5,664,731
Noble Corp. plc	42,946	1,406,052
Rowan Cos., plc, Class A*	20,994	707,078
Schlumberger Ltd.	222,142	21,658,845
Transocean Ltd.	57,515	2,377,670

		55,224,394

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	85,589	7,254,524
Apache Corp.	67,054	5,562,129
Cabot Oil & Gas Corp.	71,684	2,428,654
Chesapeake Energy Corp.	85,975	2,202,679
Chevron Corp.#	324,334	38,566,556
ConocoPhillips Co.	208,276	14,652,217
CONSOL Energy, Inc.	38,874	1,553,016
Denbury Resources, Inc.	60,450	991,380
Devon Energy Corp.	65,043	4,353,328
EOG Resources, Inc.	46,390	9,100,326
EQT Corp.	25,596	2,482,044
Exxon Mobil Corp.#	734,092	71,706,107
Hess Corp.	46,389	3,844,720
Kinder Morgan, Inc.	113,657	3,692,716
Marathon Oil Corp.	118,325	4,202,904
Marathon Petroleum Corp.	50,064	4,357,571
Murphy Oil Corp.	29,266	1,839,661
Newfield Exploration Co.*	23,170	726,611
Noble Energy, Inc.	61,076	4,338,839
Occidental Petroleum Corp.	135,056	12,869,486
ONEOK, Inc.	35,293	2,091,110
Peabody Energy Corp.	45,927	750,447
Phillips 66	99,858	7,695,057
Pioneer Natural Resources Co.	24,284	4,544,508
QEP Resources, Inc.	30,509	898,185
Range Resources Corp.	27,752	2,302,583
Southwestern Energy Co.*	59,921	2,756,965
Spectra Energy Corp.	113,774	4,202,812
Tesoro Corp.	22,367	1,131,547
Valero Energy Corp.	90,449	4,802,842
Williams Cos., Inc.	116,232	4,716,695

		232,618,219

Total Energy		287,842,613

Financials (10.6%)
Banks (2.5%)
BB&T Corp.	120,747	4,850,407
Citigroup, Inc.	515,832	24,553,603
Comerica, Inc.	30,873	1,599,221
Fifth Third Bancorp	144,575	3,317,996
Huntington Bancshares, Inc./Ohio	140,814	1,403,916
KeyCorp	151,422	2,156,249
M&T Bank Corp.	22,293	2,704,141
PNC Financial Services Group, Inc.	90,745	7,894,815
Regions Financial Corp.	241,128	2,678,932
SunTrust Banks, Inc.	90,907	3,617,190
U.S. Bancorp/Minnesota	309,599	13,269,413
Wells Fargo & Co.	813,383	40,457,671
Zions Bancorp	31,329	970,572

		109,474,126

Capital Markets (1.4%)
Ameriprise Financial, Inc.	32,456	3,572,432
Bank of New York Mellon Corp.	192,769	6,802,818
BlackRock, Inc.	21,349	6,713,834
Charles Schwab Corp.	198,528	5,425,770
E*TRADE Financial Corp.*	49,132	1,131,019
Franklin Resources, Inc.	68,622	3,717,940
Goldman Sachs Group, Inc.	71,567	11,726,253
Invesco Ltd.	73,495	2,719,315
Legg Mason, Inc.	17,830	874,383
Morgan Stanley	238,255	7,426,408
Northern Trust Corp.	37,941	2,487,412
State Street Corp.	73,297	5,097,806
T. Rowe Price Group, Inc.	44,504	3,664,905

		61,360,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	155,259	$13,977,968
Capital One Financial Corp.	97,342	7,510,909
Discover Financial Services	79,928	4,651,010
SLM Corp.	72,782	1,781,703

		27,921,590

Diversified Financial Services (2.8%)
Bank of America Corp.	1,795,291	30,879,005
Berkshire Hathaway, Inc., Class B*	305,790	38,214,576
CME Group, Inc./Illinois	53,574	3,965,012
IntercontinentalExchange Group, Inc.	19,583	3,874,105
JPMorgan Chase & Co.	643,301	39,054,804
Leucadia National Corp.	53,157	1,488,396
McGraw Hill Financial, Inc.	46,023	3,511,555
Moody’s Corp.	32,031	2,540,699
NASDAQ OMX Group, Inc.	19,774	730,451

		124,258,603

Insurance (1.9%)
ACE Ltd.	57,235	5,669,699
Aflac, Inc.	77,374	4,877,657
Allstate Corp.	75,952	4,297,364
American International Group, Inc.	248,624	12,433,686
Aon plc	51,199	4,315,052
Assurant, Inc.	12,105	786,341
Chubb Corp.	41,716	3,725,239
Cincinnati Financial Corp.	24,959	1,214,505
Genworth Financial, Inc., Class A*	83,934	1,488,150
Hartford Financial Services Group, Inc.	75,643	2,667,929
Lincoln National Corp.	44,747	2,267,330
Loews Corp.	51,970	2,289,278
Marsh & McLennan Cos., Inc.	93,113	4,590,471
MetLife, Inc.	190,860	10,077,408
Principal Financial Group, Inc.	46,687	2,147,135
Progressive Corp.	92,916	2,250,426
Prudential Financial, Inc.	78,633	6,656,283
Torchmark Corp.	15,069	1,185,930
Travelers Cos., Inc.	59,825	5,091,108
Unum Group	43,926	1,551,027
XL Group plc	46,824	1,463,250

		81,045,268

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	67,143	5,496,997
Apartment Investment & Management Co. (REIT), Class A	24,821	750,091
AvalonBay Communities, Inc. (REIT)	20,763	2,726,597
Boston Properties, Inc. (REIT)	25,955	2,972,626
Crown Castle International Corp. (REIT)	56,750	4,187,015
Equity Residential (REIT)	56,878	3,298,355
General Growth Properties, Inc. (REIT)	88,546	1,948,012
HCP, Inc. (REIT)	77,746	3,015,767
Health Care REIT, Inc. (REIT)	49,250	2,935,300
Host Hotels & Resorts, Inc. (REIT)	128,266	2,596,104
Kimco Realty Corp. (REIT)	69,501	1,520,682
Macerich Co. (REIT)	23,869	1,487,755
Plum Creek Timber Co., Inc. (REIT)	29,978	1,260,275
Prologis, Inc. (REIT)	84,814	3,462,956
Public Storage (REIT)	24,602	4,145,191
Simon Property Group, Inc. (REIT)	53,375	8,753,500
Ventas, Inc. (REIT)	49,976	3,027,046
Vornado Realty Trust (REIT)	29,595	2,916,883
Weyerhaeuser Co. (REIT)	99,242	2,912,753

		59,413,905

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	47,491	1,302,678

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	80,288	789,231
People’s United Financial, Inc.	52,917	786,876

		1,576,107

Total Financials		466,352,572

Health Care (8.6%)
Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc.*	33,643	5,118,109
Amgen, Inc.	128,271	15,820,945
Biogen Idec, Inc.*	40,192	12,293,527
Celgene Corp.*	68,968	9,627,933
Gilead Sciences, Inc.*	261,266	18,513,309
Regeneron Pharmaceuticals, Inc.*	13,449	4,038,466
Vertex Pharmaceuticals, Inc.*	40,061	2,833,114

		68,245,403

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	262,115	10,094,049
Baxter International, Inc.	92,229	6,786,210
Becton, Dickinson and Co.	32,823	3,842,917
Boston Scientific Corp.*	224,596	3,036,538
C.R. Bard, Inc.	13,237	1,958,811
CareFusion Corp.*	35,279	1,418,921
Covidien plc	76,601	5,642,430
DENTSPLY International, Inc.	24,013	1,105,558
Edwards Lifesciences Corp.*	18,175	1,348,040
Intuitive Surgical, Inc.*	6,561	2,873,652
Medtronic, Inc.	169,976	10,460,323
St. Jude Medical, Inc.	48,165	3,149,509
Stryker Corp.	50,064	4,078,714
Varian Medical Systems, Inc.*	17,625	1,480,324
Zimmer Holdings, Inc.	28,767	2,720,783

		59,996,779

Health Care Providers & Services (1.3%)
Aetna, Inc.	61,580	4,616,653
AmerisourceBergen Corp.	38,902	2,551,582
Cardinal Health, Inc.	58,254	4,076,615
Cigna Corp.	46,504	3,893,780
DaVita HealthCare Partners, Inc.*	29,960	2,062,746
Express Scripts Holding Co.*	131,799	9,896,787
Humana, Inc.	26,167	2,949,544
Laboratory Corp. of America Holdings*	14,512	1,425,223
McKesson Corp.	39,079	6,900,179
Patterson Cos., Inc.	13,960	582,970
Quest Diagnostics, Inc.	24,568	1,422,979
Tenet Healthcare Corp.*	16,526	707,478
UnitedHealth Group, Inc.	168,017	13,775,714
WellPoint, Inc.	47,948	4,773,223

		59,635,473

Health Care Technology (0.1%)
Cerner Corp.*	50,265	2,827,406

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	56,598	3,164,960
PerkinElmer, Inc.	19,160	863,350
Thermo Fisher Scientific, Inc.	66,581	8,005,699
Waters Corp.*	14,516	1,573,680

		13,607,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.0%)
AbbVie, Inc.	269,799	$13,867,669
Actavis plc*	29,584	6,089,866
Allergan, Inc.	50,714	6,293,607
Bristol-Myers Squibb Co.	279,262	14,507,661
Eli Lilly and Co.	167,404	9,853,399
Forest Laboratories, Inc.*	40,466	3,733,798
Hospira, Inc.*	28,218	1,220,429
Johnson & Johnson	480,629	47,212,187
Merck & Co., Inc.	499,533	28,358,488
Mylan, Inc.*	63,171	3,084,640
Perrigo Co. plc	22,766	3,520,990
Pfizer, Inc.	1,084,282	34,827,138
Zoetis, Inc.	84,910	2,457,295

		175,027,167

Total Health Care		379,339,917

Industrials (6.9%)
Aerospace & Defense (1.8%)
Boeing Co.	116,191	14,580,809
General Dynamics Corp.	55,216	6,014,127
Honeywell International, Inc.	133,219	12,357,394
L-3 Communications Holdings, Inc.	14,596	1,724,517
Lockheed Martin Corp.	45,919	7,495,818
Northrop Grumman Corp.	36,809	4,541,494
Precision Castparts Corp.	24,753	6,256,568
Raytheon Co.	53,437	5,279,041
Rockwell Collins, Inc.	22,994	1,831,932
Textron, Inc.	47,971	1,884,781
United Technologies Corp.	143,082	16,717,701

		78,684,182

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	25,126	1,316,351
Expeditors International of Washington, Inc.	34,216	1,355,980
FedEx Corp.	48,393	6,414,976
United Parcel Service, Inc., Class B	120,720	11,755,714

		20,843,021

Airlines (0.2%)
Delta Air Lines, Inc.	144,159	4,995,109
Southwest Airlines Co.	119,219	2,814,761

		7,809,870

Building Products (0.1%)
Allegion plc	15,193	792,619
Masco Corp.	60,367	1,340,751

		2,133,370

Commercial Services & Supplies (0.3%)
ADT Corp.	31,055	930,097
Cintas Corp.	17,014	1,014,205
Iron Mountain, Inc.	28,807	794,209
Pitney Bowes, Inc.	34,251	890,183
Republic Services, Inc.	45,909	1,568,251
Stericycle, Inc.*	14,443	1,641,014
Tyco International Ltd.	78,111	3,311,906
Waste Management, Inc.	73,336	3,085,246

		13,235,111

Construction & Engineering (0.1%)
Fluor Corp.	27,195	2,113,867
Jacobs Engineering Group, Inc.*	22,425	1,423,988
Quanta Services, Inc.*	36,992	1,365,005

		4,902,860

Electrical Equipment (0.5%)
AMETEK, Inc.	41,667	2,145,434
Eaton Corp. plc	80,699	6,062,109
Emerson Electric Co.	119,411	7,976,655
Rockwell Automation, Inc.	23,624	2,942,369
Roper Industries, Inc.	16,969	2,265,531

		21,392,098

Industrial Conglomerates (1.5%)
3M Co.	106,960	14,510,194
Danaher Corp.	102,035	7,652,625
General Electric Co.#	1,704,468	44,128,676

		66,291,495

Machinery (1.1%)
Caterpillar, Inc.	108,394	10,771,112
Cummins, Inc.	29,566	4,405,038
Deere & Co.	62,786	5,700,969
Dover Corp.	28,928	2,364,864
Flowserve Corp.	23,297	1,825,087
Illinois Tool Works, Inc.	66,393	5,399,743
Ingersoll-Rand plc	43,919	2,513,923
Joy Global, Inc.	17,014	986,812
PACCAR, Inc.	60,213	4,060,765
Pall Corp.	18,674	1,670,763
Parker Hannifin Corp.	25,315	3,030,459
Pentair Ltd. (Registered)	33,545	2,661,460
Snap-on, Inc.	9,853	1,118,118
Stanley Black & Decker, Inc.	26,416	2,146,036
Xylem, Inc.	31,313	1,140,419

		49,795,568

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,404	636,237
Equifax, Inc.	20,745	1,411,282
Nielsen Holdings N.V.	48,247	2,153,264
Robert Half International, Inc.	23,410	982,050

		5,182,833

Road & Rail (0.6%)
CSX Corp.	170,945	4,952,277
Kansas City Southern	18,769	1,915,564
Norfolk Southern Corp.	52,618	5,112,891
Ryder System, Inc.	9,012	720,239
Union Pacific Corp.	77,349	14,515,313

		27,216,284

Trading Companies & Distributors (0.1%)
Fastenal Co.	46,266	2,281,839
W.W. Grainger, Inc.	10,437	2,637,013

		4,918,852

Total Industrials		302,405,544

Information Technology (12.0%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	875,044	19,609,736
F5 Networks, Inc.*	12,824	1,367,423
Harris Corp.	18,117	1,325,440
Juniper Networks, Inc.*	84,978	2,189,033
Motorola Solutions, Inc.	38,329	2,464,172
QUALCOMM, Inc.	287,271	22,654,191

		49,609,995

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	26,936	2,468,685
Corning, Inc.	236,394	4,921,723
FLIR Systems, Inc.	23,874	859,464
Jabil Circuit, Inc.	31,654	569,772
TE Connectivity Ltd.	69,735	4,198,744

		13,018,388

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	30,319	1,764,869
eBay, Inc.*	197,896	10,931,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	290,184	$17,480,684
Google, Inc., Class A*	47,999	53,495,366
VeriSign, Inc.*	21,340	1,150,439
Yahoo!, Inc.*	159,476	5,725,188

		90,548,321

IT Services (2.3%)
Accenture plc, Class A	108,233	8,628,335
Alliance Data Systems Corp.*	9,113	2,482,837
Automatic Data Processing, Inc.	81,863	6,324,735
Cognizant Technology Solutions Corp., Class A*	103,172	5,221,535
Computer Sciences Corp.	24,715	1,503,166
Fidelity National Information Services, Inc.	49,370	2,638,826
Fiserv, Inc.*	43,153	2,446,344
International Business Machines Corp.#	166,320	32,014,937
MasterCard, Inc., Class A	173,314	12,946,556
Paychex, Inc.	55,043	2,344,832
Teradata Corp.*	26,960	1,326,162
Total System Services, Inc.	28,163	856,437
Visa, Inc., Class A	86,138	18,593,749
Western Union Co.	93,191	1,524,605
Xerox Corp.	189,158	2,137,485

		100,990,541

Semiconductors & Semiconductor Equipment (1.4%)
Altera Corp.	53,885	1,952,792
Analog Devices, Inc.	53,053	2,819,236
Applied Materials, Inc.	205,670	4,199,781
Broadcom Corp., Class A	93,715	2,950,148
First Solar, Inc.*	12,040	840,272
Intel Corp.	844,599	21,799,100
KLA-Tencor Corp.	28,252	1,953,343
Lam Research Corp.*	27,433	1,508,815
Linear Technology Corp.	40,059	1,950,473
LSI Corp.	94,779	1,049,204
Microchip Technology, Inc.	33,750	1,611,900
Micron Technology, Inc.*	180,207	4,263,698
NVIDIA Corp.	94,100	1,685,331
Texas Instruments, Inc.	184,179	8,684,040
Xilinx, Inc.	45,256	2,456,043

		59,724,176

Software (2.3%)
Adobe Systems, Inc.*	78,904	5,187,149
Autodesk, Inc.*	38,565	1,896,627
CA, Inc.	54,788	1,696,784
Citrix Systems, Inc.*	31,158	1,789,404
Electronic Arts, Inc.*	52,531	1,523,924
Intuit, Inc.	48,150	3,742,700
Microsoft Corp.	1,283,212	52,598,860
Oracle Corp.	588,300	24,067,353
Red Hat, Inc.*	32,062	1,698,645
Salesforce.com, Inc.*	95,325	5,442,104
Symantec Corp.	117,626	2,348,991

		101,992,541

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.#	151,615	81,377,835
EMC Corp.	344,034	9,429,972
Hewlett-Packard Co.	321,938	10,417,914
NetApp, Inc.	56,175	2,072,857
SanDisk Corp.	38,288	3,108,603
Seagate Technology plc	55,804	3,133,952
Western Digital Corp.	35,689	3,276,964

		112,818,097

Total Information Technology		528,702,059

Materials (2.2%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	35,973	4,282,226
Airgas, Inc.	11,308	1,204,415
CF Industries Holdings, Inc.	9,440	2,460,442
Dow Chemical Co.	206,484	10,033,058
E.I. du Pont de Nemours & Co.	157,522	10,569,726
Eastman Chemical Co.	25,838	2,227,494
Ecolab, Inc.	45,950	4,962,140
FMC Corp.	22,559	1,727,117
International Flavors & Fragrances, Inc.	13,761	1,316,515
LyondellBasell Industries N.V., Class A	73,349	6,523,660
Monsanto Co.	89,193	10,147,488
Mosaic Co.	57,442	2,872,100
PPG Industries, Inc.	23,540	4,554,048
Praxair, Inc.	50,006	6,549,286
Sherwin-Williams Co.	14,531	2,864,496
Sigma-Aldrich Corp.	20,217	1,887,863

		74,182,074

Construction Materials (0.0%)
Vulcan Materials Co.	22,194	1,474,791

Containers & Packaging (0.1%)
Avery Dennison Corp.	16,275	824,654
Ball Corp.	23,801	1,304,533
Bemis Co., Inc.	17,124	671,946
MeadWestvaco Corp.	29,645	1,115,838
Owens-Illinois, Inc.*	27,957	945,785
Sealed Air Corp.	33,332	1,095,623

		5,958,379

Metals & Mining (0.3%)
Alcoa, Inc.	183,025	2,355,532
Allegheny Technologies, Inc.	18,254	687,811
Cliffs Natural Resources, Inc.	25,737	526,579
Freeport-McMoRan Copper & Gold, Inc.	176,355	5,832,060
Newmont Mining Corp.	84,422	1,978,852
Nucor Corp.	54,086	2,733,506
United States Steel Corp.	24,509	676,693

		14,791,033

Paper & Forest Products (0.1%)
International Paper Co.	74,468	3,416,592

Total Materials		99,822,869

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	884,546	31,021,028
CenturyLink, Inc.	98,159	3,223,541
Frontier Communications Corp.	169,091	963,819
Verizon Communications, Inc.	703,489	33,464,972
Windstream Holdings, Inc.	101,182	833,740

Total Telecommunication Services		69,507,100

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	82,858	4,197,586
Duke Energy Corp.	120,027	8,548,323
Edison International	55,320	3,131,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	30,247	$2,022,012
Exelon Corp.	145,612	4,886,739
FirstEnergy Corp.	71,055	2,418,002
NextEra Energy, Inc.	73,936	7,069,760
Northeast Utilities	53,580	2,437,890
Pepco Holdings, Inc.	42,730	875,110
Pinnacle West Capital Corp.	18,694	1,021,814
PPL Corp.	107,111	3,549,659
Southern Co.	150,754	6,624,131
Xcel Energy, Inc.	84,693	2,571,279

		49,353,970

Gas Utilities (0.0%)
AGL Resources, Inc.	20,211	989,531

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	112,131	1,601,231
NRG Energy, Inc.	55,394	1,761,529

		3,362,760

Multi-Utilities (0.8%)
Ameren Corp.	41,243	1,699,212
CenterPoint Energy, Inc.	72,670	1,721,552
CMS Energy Corp.	45,206	1,323,632
Consolidated Edison, Inc.	49,790	2,671,233
Dominion Resources, Inc.	98,760	7,010,972
DTE Energy Co.	29,998	2,228,551
Integrys Energy Group, Inc.	13,537	807,482
NiSource, Inc.	53,258	1,892,257
PG&E Corp.	77,718	3,357,418
Public Service Enterprise Group, Inc.	85,905	3,276,417
SCANA Corp.	23,918	1,227,472
Sempra Energy	38,583	3,733,291
TECO Energy, Inc.	34,681	594,779
Wisconsin Energy Corp.	38,253	1,780,677

		33,324,945

Total Utilities		87,031,206

Total Investments (64.4%) (Cost $1,664,233,536)		2,837,149,806
Other Assets Less Liabilities (35.6%)		1,566,664,598

Net Assets (100%)		$4,403,814,404

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $40,466,907.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	16,823	June-14	$1,564,233,375	$1,568,408,290	$4,174,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$342,054,264	$—	$—	$342,054,264
Consumer Staples	271,619,357	2,472,305	—	274,091,662
Energy	287,842,613	—	—	287,842,613
Financials	466,352,572	—	—	466,352,572
Health Care	379,339,917	—	—	379,339,917
Industrials	302,405,544	—	—	302,405,544
Information Technology	528,702,059	—	—	528,702,059
Materials	99,822,869	—	—	99,822,869
Telecommunication Services	69,507,100	—	—	69,507,100
Utilities	87,031,206	—	—	87,031,206
Futures	4,174,915	—	—	4,174,915

Total Assets	$2,838,852,416	$2,472,305	$—	$2,841,324,721

Total Liabilities	$—	$—	$—	$—

Total	$2,838,852,416	$2,472,305	$—	$2,841,324,721

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,658,852
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,180,557

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,198,577,878
Aggregate gross unrealized depreciation	(27,306,502)

Net unrealized appreciation	$1,171,271,376

Federal income tax cost of investments	$1,665,878,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.2%)
Gentex Corp.	16,737	$527,718

Automobiles (0.1%)
Thor Industries, Inc.	5,138	313,726

Distributors (0.3%)
LKQ Corp.*	34,678	913,765

Diversified Consumer Services (0.6%)
Apollo Education Group, Inc., Class A*	11,370	389,309
DeVry Education Group, Inc.	6,572	278,587
Matthews International Corp., Class A	3,165	129,163
Service Corp. International	24,433	485,728
Sotheby’s, Inc.	7,954	346,397

		1,629,184

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	4,490	297,552
Bob Evans Farms, Inc.	2,845	142,335
Brinker International, Inc.	7,743	406,120
Cheesecake Factory, Inc.	5,499	261,918
Domino’s Pizza, Inc.	6,413	493,609
International Speedway Corp., Class A	3,185	108,258
Life Time Fitness, Inc.*	4,483	215,632
Panera Bread Co., Class A*	3,067	541,234
Scientific Games Corp., Class A*	5,536	76,009
Wendy’s Co.	30,345	276,747

		2,819,414

Household Durables (1.1%)
Jarden Corp.*	14,273	853,953
KB Home	9,579	162,747
M.D.C. Holdings, Inc.	4,459	126,100
NVR, Inc.*	525	602,175
Tempur Sealy International, Inc.*	6,986	353,981
Toll Brothers, Inc.*	18,383	659,950
Tupperware Brands Corp.	5,842	489,326

		3,248,232

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,841	229,423

Leisure Products (0.5%)
Brunswick Corp.	10,683	483,833
Polaris Industries, Inc.	7,593	1,060,818

		1,544,651

Media (0.8%)
AMC Networks, Inc., Class A*	6,844	500,228
Cinemark Holdings, Inc.	11,958	346,902
DreamWorks Animation SKG, Inc., Class A*	8,231	218,533
John Wiley & Sons, Inc., Class A	5,336	307,567
Lamar Advertising Co., Class A*	7,550	384,974
Meredith Corp.	4,293	199,324
New York Times Co., Class A	14,505	248,326

		2,205,854

Multiline Retail (0.2%)
Big Lots, Inc.*	6,715	254,297
J.C. Penney Co., Inc.*	34,975	301,484

		555,781

Specialty Retail (2.5%)
Aaron’s, Inc.	8,269	250,055
Abercrombie & Fitch Co., Class A	8,786	338,261
Advance Auto Parts, Inc.	8,422	1,065,383
American Eagle Outfitters, Inc.	19,549	239,280
ANN, Inc.*	5,305	220,052
Ascena Retail Group, Inc.*	14,857	256,729
Cabela’s, Inc.*	5,365	351,461
Chico’s FAS, Inc.	18,308	293,477
CST Brands, Inc.	8,686	271,351
Dick’s Sporting Goods, Inc.	11,754	641,886
Foot Locker, Inc.	16,883	793,163
Guess?, Inc.	6,849	189,032
Murphy USA, Inc.*	5,092	206,684
Office Depot, Inc.*	55,802	230,462
Rent-A-Center, Inc.	5,978	159,015
Signet Jewelers Ltd.	9,274	981,746
Williams-Sonoma, Inc.	10,155	676,729

		7,164,766

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	6,241	484,613
Deckers Outdoor Corp.*	3,982	317,485
Hanesbrands, Inc.	11,439	874,855
Kate Spade & Co.*	14,175	525,751
Under Armour, Inc., Class A*	9,281	1,063,974

		3,266,678

Total Consumer Discretionary		24,419,192

Consumer Staples (2.0%)
Food & Staples Retailing (0.2%)
SUPERVALU, Inc.*	22,762	155,692
United Natural Foods, Inc.*	5,717	405,450

		561,142

Food Products (1.2%)
Dean Foods Co.	10,919	168,808
Flowers Foods, Inc.	20,165	432,539
Hain Celestial Group, Inc.*	5,745	525,495
Hillshire Brands Co.	14,136	526,708
Ingredion, Inc.	8,592	584,943
Lancaster Colony Corp.	2,222	220,911
Post Holdings, Inc.*	4,400	242,528
Tootsie Roll Industries, Inc.	2,381	71,298
WhiteWave Foods Co., Class A*	19,977	570,144

		3,343,374

Household Products (0.6%)
Church & Dwight Co., Inc.	15,819	1,092,618
Energizer Holdings, Inc.	7,290	734,395

		1,827,013

Tobacco (0.0%)
Universal Corp.	2,652	148,220

Total Consumer Staples		5,879,749

Energy (3.8%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	6,672	336,202
CARBO Ceramics, Inc.	2,312	319,033
Dresser-Rand Group, Inc.*	8,801	514,066
Dril-Quip, Inc.*	4,710	527,991
Helix Energy Solutions Group, Inc.*	11,330	260,363
Oceaneering International, Inc.	12,468	895,951
Oil States International, Inc.*	6,136	605,010
Patterson-UTI Energy, Inc.	16,577	525,159
Superior Energy Services, Inc.	18,215	560,293
Tidewater, Inc.	5,696	276,940
Unit Corp.*	5,036	329,254

		5,150,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc.*	25,359	$107,775
Bill Barrett Corp.*	5,653	144,717
Cimarex Energy Co.	10,009	1,192,172
Energen Corp.	8,405	679,208
Gulfport Energy Corp.*	9,784	696,425
HollyFrontier Corp.	22,907	1,089,915
Rosetta Resources, Inc.*	7,064	329,041
SM Energy Co.	7,751	552,569
World Fuel Services Corp.	8,279	365,104
WPX Energy, Inc.*	23,192	418,152

		5,575,078

Total Energy		10,725,340

Financials (14.6%)
Banks (2.9%)
Associated Banc-Corp.	18,481	333,767
BancorpSouth, Inc.	9,638	240,564
Bank of Hawaii Corp.	5,120	310,323
Cathay General Bancorp	8,469	213,334
City National Corp./California	5,492	432,330
Commerce Bancshares, Inc./Missouri	9,387	435,745
Cullen/Frost Bankers, Inc.	6,110	473,708
East West Bancorp, Inc.	16,520	602,980
First Horizon National Corp.	27,225	335,956
First Niagara Financial Group, Inc.	40,781	385,380
FirstMerit Corp.	19,016	396,103
Fulton Financial Corp.	21,998	276,735
Hancock Holding Co.	9,484	347,589
International Bancshares Corp.	6,582	165,077
Prosperity Bancshares, Inc.	6,570	434,606
Signature Bank/New York*	5,470	686,977
SVB Financial Group*	5,281	680,087
Synovus Financial Corp.	112,051	379,853
TCF Financial Corp.	19,006	316,640
Trustmark Corp.	7,750	196,463
Valley National Bancorp	23,056	240,013
Webster Financial Corp.	10,381	322,434
Westamerica Bancorp	3,045	164,674

		8,371,338

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	6,158	1,231,908
Eaton Vance Corp.	14,079	537,254
Federated Investors, Inc., Class B	10,863	331,756
Greenhill & Co., Inc.	3,046	158,331
Janus Capital Group, Inc.	17,324	188,312
Raymond James Financial, Inc.	14,327	801,309
SEI Investments Co.	16,443	552,649
Waddell & Reed Financial, Inc., Class A	9,785	720,372

		4,521,891

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	9,989	565,377
MSCI, Inc.*	13,396	576,296

		1,141,673

Insurance (3.3%)
Alleghany Corp.*	1,931	786,651
American Financial Group, Inc./Ohio	8,260	476,685
Arthur J. Gallagher & Co.	15,434	734,350
Aspen Insurance Holdings Ltd.	7,527	298,822
Brown & Brown, Inc.	13,709	421,689
Everest Reinsurance Group Ltd.	5,491	840,397
Fidelity National Financial, Inc., Class A	31,826	1,000,609
First American Financial Corp.	12,181	323,405
Hanover Insurance Group, Inc.	5,040	309,658
HCC Insurance Holdings, Inc.	11,508	523,499
Kemper Corp.	5,851	229,184
Mercury General Corp.	4,178	188,344
Old Republic International Corp.	27,857	456,855
Primerica, Inc.	6,308	297,170
Protective Life Corp.	9,053	476,097
Reinsurance Group of America, Inc.	8,151	649,064
RenaissanceReinsurance Holdings Ltd.	4,828	471,213
StanCorp Financial Group, Inc.	5,047	337,140
W. R. Berkley Corp.	12,036	500,938

		9,321,770

Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)	8,268	599,926
American Campus Communities, Inc. (REIT)	12,058	450,366
BioMed Realty Trust, Inc. (REIT)	22,137	453,587
BRE Properties, Inc. (REIT)	8,896	558,491
Camden Property Trust (REIT)	9,846	663,030
Corporate Office Properties Trust/Maryland (REIT)	10,050	267,732
Corrections Corp. of America (REIT)	13,334	417,621
Duke Realty Corp. (REIT)	37,614	634,924
Equity One, Inc. (REIT)	7,293	162,926
Essex Property Trust, Inc. (REIT)	4,435	754,172
Extra Space Storage, Inc. (REIT)	12,665	614,379
Federal Realty Investment Trust (REIT)	7,734	887,245
Highwoods Properties, Inc. (REIT)	10,336	397,006
Home Properties, Inc. (REIT)	6,542	393,305
Hospitality Properties Trust (REIT)	17,243	495,219
Kilroy Realty Corp. (REIT)	9,460	554,167
Liberty Property Trust (REIT)	16,863	623,256
Mack-Cali Realty Corp. (REIT)	10,184	211,725
Mid-America Apartment Communities, Inc. (REIT)	8,645	590,194
National Retail Properties, Inc. (REIT)	14,011	480,858
Omega Healthcare Investors, Inc. (REIT)	14,299	479,302
Potlatch Corp. (REIT)	4,676	180,914
Rayonier, Inc. (REIT)	14,573	669,046
Realty Income Corp. (REIT)	25,382	1,037,109
Regency Centers Corp. (REIT)	10,648	543,687
Senior Housing Properties Trust (REIT)	21,672	486,970
SL Green Realty Corp. (REIT)	10,921	1,098,871
Taubman Centers, Inc. (REIT)	7,328	518,749
UDR, Inc. (REIT)	28,932	747,314
Weingarten Realty Investors (REIT)	12,902	387,060

		16,359,151

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,899	208,501
Jones Lang LaSalle, Inc.	5,142	609,327

		817,828

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	9,651	133,377
New York Community Bancorp, Inc.	50,971	819,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	11,744	$273,635

		1,226,116

Total Financials		41,759,767

Health Care (6.0%)
Biotechnology (0.4%)
Cubist Pharmaceuticals, Inc.*	8,670	634,211
United Therapeutics Corp.*	5,336	501,744

		1,135,955

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	8,223	425,869
Cooper Cos., Inc.	5,583	766,881
Hill-Rom Holdings, Inc.	6,565	253,015
Hologic, Inc.*	31,538	678,067
IDEXX Laboratories, Inc.*	5,995	727,793
Masimo Corp.*	5,914	161,511
ResMed, Inc.	16,328	729,698
Sirona Dental Systems, Inc.*	6,344	473,707
STERIS Corp.	6,795	324,461
Teleflex, Inc.	4,760	510,462
Thoratec Corp.*	6,518	233,410

		5,284,874

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.*	13,059	511,521
Health Net, Inc.*	9,180	312,212
Henry Schein, Inc.*	9,885	1,179,972
LifePoint Hospitals, Inc.*	5,407	294,952
MEDNAX, Inc.*	11,713	725,972
Omnicare, Inc.	11,466	684,176
Owens & Minor, Inc.	7,287	255,264
Universal Health Services, Inc., Class B	10,325	847,373
VCA Antech, Inc.*	10,153	327,231
WellCare Health Plans, Inc.*	5,019	318,807

		5,457,480

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	18,298	329,913
HMS Holdings Corp.*	10,010	190,690

		520,603

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	2,352	301,338
Charles River Laboratories International, Inc.*	5,508	332,353
Covance, Inc.*	6,530	678,467
Mettler-Toledo International, Inc.*	3,428	807,911
Techne Corp.	3,845	328,248

		2,448,317

Pharmaceuticals (0.8%)
Endo International plc*	15,822	1,086,180
Mallinckrodt plc*	6,678	423,452
Salix Pharmaceuticals Ltd.*	7,369	763,502

		2,273,134

Total Health Care		17,120,363

Industrials (10.6%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	3,705	526,666
B/E Aerospace, Inc.*	11,456	994,266
Esterline Technologies Corp.*	3,659	389,830
Exelis, Inc.	21,773	413,905
Huntington Ingalls Industries, Inc.	5,658	578,587
Triumph Group, Inc.	6,048	390,580

		3,293,834

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	10,461	110,782

Airlines (0.3%)
Alaska Air Group, Inc.	7,940	740,881
JetBlue Airways Corp.*	26,236	227,991

		968,872

Building Products (0.6%)
A.O. Smith Corp.	8,825	406,126
Fortune Brands Home & Security, Inc.	19,126	804,822
Lennox International, Inc.	5,226	475,096

		1,686,044

Commercial Services & Supplies (1.1%)
Brink’s Co.	5,524	157,710
Clean Harbors, Inc.*	6,370	349,012
Copart, Inc.*	12,895	469,249
Deluxe Corp.	5,809	304,798
Herman Miller, Inc.	6,787	218,066
HNI Corp.	5,193	189,856
MSA Safety, Inc.	3,667	209,019
R.R. Donnelley & Sons Co.	22,785	407,852
Rollins, Inc.	7,371	222,899
Waste Connections, Inc.	14,254	625,181

		3,153,642

Construction & Engineering (0.5%)
AECOM Technology Corp.*	11,348	365,065
Granite Construction, Inc.	4,143	165,430
KBR, Inc.	17,055	455,028
URS Corp.	8,320	391,539

		1,377,062

Electrical Equipment (0.7%)
Acuity Brands, Inc.	4,985	660,862
General Cable Corp.	5,651	144,722
Hubbell, Inc., Class B	6,210	744,393
Regal-Beloit Corp.	5,199	378,019

		1,927,996

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	7,355	583,546

Machinery (3.4%)
AGCO Corp.	10,018	552,593
CLARCOR, Inc.	5,772	331,024
Crane Co.	5,636	401,001
Donaldson Co., Inc.	15,402	653,045
Graco, Inc.	7,058	527,515
Harsco Corp.	9,274	217,290
IDEX Corp.	9,318	679,189
ITT Corp.	10,484	448,296
Kennametal, Inc.	9,044	400,649
Lincoln Electric Holdings, Inc.	9,371	674,806
Nordson Corp.	6,956	490,328
Oshkosh Corp.	9,686	570,215
SPX Corp.	5,216	512,785
Terex Corp.	12,771	565,755
Timken Co.	8,942	525,611
Trinity Industries, Inc.	8,957	645,531
Valmont Industries, Inc.	3,090	459,916
Wabtec Corp.	11,074	858,235
Woodward, Inc.	6,835	283,857

		9,797,641

Marine (0.2%)
Kirby Corp.*	6,541	662,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.7%)
Corporate Executive Board Co.	3,894	$289,052
FTI Consulting, Inc.*	4,617	153,931
Manpowergroup, Inc.	9,152	721,452
Towers Watson & Co., Class A	7,425	846,821

		2,011,256

Road & Rail (0.9%)
Con-way, Inc.	6,551	269,115
Genesee & Wyoming, Inc., Class A*	5,862	570,490
J.B. Hunt Transport Services, Inc.	10,576	760,626
Landstar System, Inc.	5,229	309,661
Old Dominion Freight Line, Inc.*	8,037	456,019
Werner Enterprises, Inc.	5,284	134,795

		2,500,706

Trading Companies & Distributors (0.8%)
GATX Corp.	5,302	359,900
MSC Industrial Direct Co., Inc., Class A	5,496	475,514
United Rentals, Inc.*	10,740	1,019,656
Watsco, Inc.	3,153	315,016

		2,170,086

Total Industrials		30,243,743

Information Technology (10.0%)
Communications Equipment (0.6%)
ADTRAN, Inc.	6,474	158,030
Ciena Corp.*	12,079	274,676
InterDigital, Inc.	4,585	151,809
JDS Uniphase Corp.*	26,848	375,872
Plantronics, Inc.	4,958	220,383
Polycom, Inc.*	15,723	215,720
Riverbed Technology, Inc.*	18,391	362,487

		1,758,977

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	11,573	686,973
Avnet, Inc.	15,908	740,199
Ingram Micro, Inc., Class A*	17,750	524,690
Itron, Inc.*	4,506	160,143
Knowles Corp.*	9,795	309,228
National Instruments Corp.	11,269	323,308
Tech Data Corp.*	4,380	267,005
Trimble Navigation Ltd.*	29,958	1,164,468
Vishay Intertechnology, Inc.	15,598	232,098
Zebra Technologies Corp., Class A*	5,790	401,884

		4,809,996

Internet Software & Services (0.8%)
AOL, Inc.*	9,194	402,422
Conversant, Inc.*	7,222	203,299
Equinix, Inc.*	5,727	1,058,579
Rackspace Hosting, Inc.*	13,394	439,591

		2,103,891

IT Services (1.8%)
Acxiom Corp.*	8,816	303,226
Broadridge Financial Solutions, Inc.	13,750	510,675
Convergys Corp.	11,521	252,425
CoreLogic, Inc.*	10,521	316,051
DST Systems, Inc.	3,398	322,096
Gartner, Inc.*	10,650	739,536
Global Payments, Inc.	8,263	587,582
Jack Henry & Associates, Inc.	9,842	548,790
Leidos Holdings, Inc.	8,391	296,790
ManTech International Corp., Class A	2,721	80,025
NeuStar, Inc., Class A*	6,979	226,887
Science Applications International Corp.	4,819	180,182
VeriFone Systems, Inc.*	12,776	432,084
WEX, Inc.*	4,470	424,874

		5,221,223

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	71,141	285,275
Atmel Corp.*	48,954	409,255
Cree, Inc.*	13,983	790,879
Cypress Semiconductor Corp.*	16,200	166,374
Fairchild Semiconductor International, Inc.*	14,343	197,790
Integrated Device Technology, Inc.*	15,634	191,204
International Rectifier Corp.*	8,191	224,433
Intersil Corp., Class A	14,739	190,428
RF Micro Devices, Inc.*	32,535	256,376
Semtech Corp.*	7,912	200,490
Silicon Laboratories, Inc.*	4,558	238,156
Skyworks Solutions, Inc.*	21,715	814,747
SunEdison, Inc.*	28,282	532,833
Teradyne, Inc.*	22,316	443,865

		4,942,105

Software (2.7%)
ACI Worldwide, Inc.*	4,414	261,265
Advent Software, Inc.	4,619	135,614
ANSYS, Inc.*	10,689	823,267
Cadence Design Systems, Inc.*	33,318	517,762
CommVault Systems, Inc.*	5,146	334,233
Compuware Corp.	25,059	263,119
Concur Technologies, Inc.*	5,479	542,804
FactSet Research Systems, Inc.	4,583	494,093
Fair Isaac Corp.	3,999	221,225
Fortinet, Inc.*	15,758	347,149
Informatica Corp.*	12,536	473,610
Mentor Graphics Corp.	11,210	246,844
MICROS Systems, Inc.*	8,654	458,056
PTC, Inc.*	13,701	485,426
Rovi Corp.*	11,311	257,665
SolarWinds, Inc.*	7,548	321,771
Solera Holdings, Inc.	7,934	502,540
Synopsys, Inc.*	17,742	681,470
TIBCO Software, Inc.*	17,585	357,327

		7,725,240

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	11,025	652,129
Diebold, Inc.	7,395	294,986
Lexmark International, Inc., Class A	7,108	329,029
NCR Corp.*	19,185	701,212

		1,977,356

Total Information Technology		28,538,788

Materials (4.6%)
Chemicals (1.9%)
Albemarle Corp.	9,142	607,212
Ashland, Inc.	8,361	831,752
Cabot Corp.	6,891	406,983
Cytec Industries, Inc.	4,111	401,275
Intrepid Potash, Inc.*	6,327	97,815
Minerals Technologies, Inc.	3,964	255,916
NewMarket Corp.	1,308	511,140
Olin Corp.	9,177	253,377
RPM International, Inc.	15,329	641,365
Scotts Miracle-Gro Co., Class A	5,089	311,854
Sensient Technologies Corp.	5,780	326,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	9,044	$652,253

		5,296,992

Construction Materials (0.4%)
Eagle Materials, Inc.	5,742	509,086
Martin Marietta Materials, Inc.	5,343	685,774

		1,194,860

Containers & Packaging (1.1%)
AptarGroup, Inc.	7,585	501,368
Greif, Inc., Class A	3,527	185,132
Packaging Corp. of America	11,337	797,785
Rock-Tenn Co., Class A	8,280	874,120
Silgan Holdings, Inc.	5,045	249,828
Sonoco Products Co.	11,745	481,780

		3,090,013

Metals & Mining (1.0%)
Carpenter Technology Corp.	6,099	402,778
Commercial Metals Co.	13,489	254,672
Compass Minerals International, Inc.	3,874	319,683
Reliance Steel & Aluminum Co.	8,926	630,711
Royal Gold, Inc.	7,502	469,775
Steel Dynamics, Inc.	25,614	455,673
Worthington Industries, Inc.	6,072	232,254

		2,765,546

Paper & Forest Products (0.2%)
Domtar Corp.	3,737	419,366
Louisiana-Pacific Corp.*	16,265	274,391

		693,757

Total Materials		13,041,168

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	16,126	504,099

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,385	298,401

Total Telecommunication Services		802,500

Utilities (3.0%)
Electric Utilities (1.1%)
Cleco Corp.	6,962	352,138
Great Plains Energy, Inc.	17,680	478,067
Hawaiian Electric Industries, Inc.	11,597	294,796
IDACORP, Inc.	5,771	320,118
OGE Energy Corp.	22,857	840,223
PNM Resources, Inc.	9,145	247,189
Westar Energy, Inc.	14,860	522,478

		3,055,009

Gas Utilities (1.0%)
Atmos Energy Corp.	11,498	541,901
National Fuel Gas Co.	9,667	677,077
ONE Gas, Inc.*	5,930	213,065
Questar Corp.	20,164	479,500
UGI Corp.	13,180	601,140
WGL Holdings, Inc.	5,960	238,757

		2,751,440

Multi-Utilities (0.7%)
Alliant Energy Corp.	12,803	727,338
Black Hills Corp.	5,134	295,975
MDU Resources Group, Inc.	21,770	746,929
Vectren Corp.	9,475	373,220

		2,143,462

Water Utilities (0.2%)
Aqua America, Inc.	20,349	510,149

Total Utilities		8,460,060

Total Investments (63.5%) (Cost $109,294,143)		180,990,670
Other Assets Less Liabilities (36.5%)		103,830,511

Net Assets (100%)		$284,821,181

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	67	June-14	$7,938,417	$7,842,350	$(96,067)
S&P 500 E-Mini Index	83	June-14	7,719,710	7,738,090	18,380
S&P MidCap 400 E-Mini Index	643	June-14	88,112,814	88,406,070	293,256

					$215,569

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,419,192	$—	$—	$24,419,192
Consumer Staples	5,879,749	—	—	5,879,749
Energy	10,725,340	—	—	10,725,340
Financials	41,759,767	—	—	41,759,767
Health Care	17,120,363	—	—	17,120,363
Industrials	30,243,743	—	—	30,243,743
Information Technology	28,538,788	—	—	28,538,788
Materials	13,041,168	—	—	13,041,168
Telecommunication Services	802,500	—	—	802,500
Utilities	8,460,060	—	—	8,460,060
Futures	311,636	—	—	311,636

Total Assets	$181,302,306	$—	$—	$181,302,306

Liabilities:
Futures	$(96,067)	$—	$—	$(96,067)

Total Liabilities	$(96,067)	$—	$—	$(96,067)

Total	$181,206,239	$—	$—	$181,206,239

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,119,701
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,784,249

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,322,633
Aggregate gross unrealized depreciation	(3,041,000)

Net unrealized appreciation	$71,281,633

Federal income tax cost of investments	$109,709,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	26,625	$493,095
Cooper Tire & Rubber Co.	28,067	682,028
Dana Holding Corp.	60,438	1,406,392
Dorman Products, Inc.*	11,109	656,098
Drew Industries, Inc.	9,343	506,391
Federal-Mogul Corp.*	3,850	72,033
Fox Factory Holding Corp.*	1,891	35,740
Fuel Systems Solutions, Inc.*	2,727	29,343
Gentherm, Inc.*	13,854	481,011
Modine Manufacturing Co.*	21,041	308,251
Remy International, Inc.	2,732	64,530
Shiloh Industries, Inc.*	1,168	20,720
Spartan Motors, Inc.	6,859	35,255
Standard Motor Products, Inc.	8,263	295,567
Stoneridge, Inc.*	5,574	62,596
Superior Industries International, Inc.	4,583	93,906
Tenneco, Inc.*	24,121	1,400,706
Tower International, Inc.*	1,156	31,466

		6,675,128

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,877	352,701

Distributors (0.1%)
Core-Mark Holding Co., Inc.	4,943	358,862
Pool Corp.	18,516	1,135,401
VOXX International Corp.*	3,581	48,988
Weyco Group, Inc.	1,309	35,369

		1,578,620

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	7,716	270,677
Ascent Capital Group, Inc., Class A*	6,284	474,756
Bridgepoint Education, Inc.*	2,867	42,690
Bright Horizons Family Solutions, Inc.*	2,313	90,461
Capella Education Co.	5,748	362,986
Career Education Corp.*	10,760	80,270
Carriage Services, Inc.	3,039	55,431
Corinthian Colleges, Inc.*	16,268	22,450
Education Management Corp.*	11,366	55,352
Grand Canyon Education, Inc.*	18,917	883,424
Hillenbrand, Inc.	24,625	796,126
Houghton Mifflin Harcourt Co.*	4,030	81,930
ITT Educational Services, Inc.*	10,144	290,930
JTH Holding, Inc., Class A*	886	24,578
K12, Inc.*	11,820	267,723
LifeLock, Inc.*	27,055	462,911
Lincoln Educational Services Corp.	4,753	17,919
Matthews International Corp., Class A	11,566	472,009
Regis Corp.	23,557	322,731
Sotheby’s, Inc.	27,080	1,179,334
Steiner Leisure Ltd.*	6,362	294,243
Strayer Education, Inc.*	4,203	195,145
Universal Technical Institute, Inc.	6,355	82,297

		6,826,373

Hotels, Restaurants & Leisure (1.6%)
Biglari Holdings, Inc.*	614	299,319
BJ’s Restaurants, Inc.*	11,684	382,184
Bloomin’ Brands, Inc.*	24,001	578,424
Bob Evans Farms, Inc.	10,484	524,515
Boyd Gaming Corp.*	26,847	354,380
Bravo Brio Restaurant Group, Inc.*	3,787	53,435
Buffalo Wild Wings, Inc.*	7,916	1,178,692
Caesars Entertainment Corp.*	16,413	312,011
Carrols Restaurant Group, Inc.*	4,439	31,828
Cheesecake Factory, Inc.	22,236	1,059,101
Churchill Downs, Inc.	5,623	513,380
Chuy’s Holdings, Inc.*	7,054	304,310
ClubCorp Holdings, Inc.	4,045	76,450
Cracker Barrel Old Country Store, Inc.	8,605	836,750
Del Frisco’s Restaurant Group, Inc.*	2,075	57,893
Denny’s Corp.*	46,082	296,307
Diamond Resorts International, Inc.*	3,475	58,901
DineEquity, Inc.	6,869	536,263
Diversified Restaurant Holdings, Inc.*	2,197	10,985
Einstein Noah Restaurant Group, Inc.	1,283	21,118
Fiesta Restaurant Group, Inc.*	8,365	381,360
Ignite Restaurant Group, Inc.*	3,281	46,164
International Speedway Corp., Class A	10,938	371,783
Interval Leisure Group, Inc.	15,599	407,758
Intrawest Resorts Holdings, Inc.*	3,504	45,692
Isle of Capri Casinos, Inc.*	7,073	54,250
Jack in the Box, Inc.*	17,012	1,002,687
Jamba, Inc.*	3,191	38,276
Krispy Kreme Doughnuts, Inc.*	28,917	512,698
Life Time Fitness, Inc.*	17,063	820,730
Luby’s, Inc.*	4,042	24,899
Marcus Corp.	5,719	95,507
Marriott Vacations Worldwide Corp.*	12,382	692,278
Monarch Casino & Resort, Inc.*	1,667	30,890
Morgans Hotel Group Co.*	5,335	42,893
Multimedia Games Holding Co., Inc.*	11,947	346,941
Nathan’s Famous, Inc.*	526	25,769
Noodles & Co.*	1,216	47,996
Orient-Express Hotels Ltd., Class A*	43,639	628,838
Papa John’s International, Inc.	13,377	697,075
Pinnacle Entertainment, Inc.*	26,381	625,230
Popeyes Louisiana Kitchen, Inc.*	9,241	375,554
Potbelly Corp.*	1,670	29,843
Red Robin Gourmet Burgers, Inc.*	6,262	448,860
Ruby Tuesday, Inc.*	13,415	75,258
Ruth’s Hospitality Group, Inc.	8,664	104,748
Scientific Games Corp., Class A*	18,975	260,527
Sonic Corp.*	24,782	564,782
Speedway Motorsports, Inc.	5,736	107,435
Texas Roadhouse, Inc.	26,080	680,166
Town Sports International Holdings, Inc.	4,733	40,183
Vail Resorts, Inc.	15,332	1,068,640

		18,181,956

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	2,158	32,046
Beazer Homes USA, Inc.*	10,491	210,659
Blyth, Inc.	1,741	18,681
Cavco Industries, Inc.*	2,751	215,816
CSS Industries, Inc.	1,632	44,064
Ethan Allen Interiors, Inc.	10,018	254,958
EveryWare Global, Inc.*	1,801	8,213
Flexsteel Industries, Inc.	938	35,288
Helen of Troy Ltd.*	13,722	949,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hooker Furniture Corp.	2,125	$33,277
Hovnanian Enterprises, Inc., Class A*	46,994	222,282
Installed Building Products, Inc.*	1,634	22,794
iRobot Corp.*	11,050	453,603
KB Home	32,794	557,170
La-Z-Boy, Inc.	21,931	594,330
LGI Homes, Inc.*	1,862	32,120
Libbey, Inc.*	5,801	150,826
Lifetime Brands, Inc.	2,001	35,738
M.D.C. Holdings, Inc.	18,282	517,015
M/I Homes, Inc.*	11,403	255,655
Meritage Homes Corp.*	15,756	659,861
NACCO Industries, Inc., Class A	936	50,741
New Home Co., Inc.*	1,722	24,521
Ryland Group, Inc.	18,073	721,655
Skullcandy, Inc.*	3,463	31,790
Standard Pacific Corp.*	64,188	533,402
TRI Pointe Homes, Inc.*	2,929	47,538
UCP, Inc., Class A*	1,556	23,433
Universal Electronics, Inc.*	5,705	219,015
WCI Communities, Inc.*	1,363	26,933
William Lyon Homes, Class A*	2,692	74,326
ZAGG, Inc.*	6,072	28,053

		7,085,777

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	12,319	69,356
Blue Nile, Inc.*	2,534	88,183
FTD Cos., Inc.*	7,589	241,406
HSN, Inc.	13,477	804,981
Nutrisystem, Inc.	6,179	93,118
Orbitz Worldwide, Inc.*	4,580	35,907
Overstock.com, Inc.*	2,135	42,060
PetMed Express, Inc.	3,986	53,452
RetailMeNot, Inc.*	1,942	62,144
Shutterfly, Inc.*	14,846	633,627
ValueVision Media, Inc., Class A*	7,608	36,975
Vitacost.com, Inc.*	4,158	29,480

		2,190,689

Leisure Products (0.3%)
Arctic Cat, Inc.	5,469	261,364
Black Diamond, Inc.*	4,443	54,338
Brunswick Corp.	35,766	1,619,842
Callaway Golf Co.	29,994	306,539
JAKKS Pacific, Inc.	3,625	26,172
Johnson Outdoors, Inc., Class A	984	25,013
LeapFrog Enterprises, Inc.*	12,404	93,030
Malibu Boats, Inc., Class A*	1,602	35,596
Marine Products Corp.	8,340	62,717
Nautilus, Inc.*	6,054	58,300
Smith & Wesson Holding Corp.*	25,209	368,556
Sturm Ruger & Co., Inc.	7,793	466,021

		3,377,488

Media (0.7%)
AH Belo Corp., Class A	3,657	42,348
AMC Entertainment Holdings, Inc., Class A*	8,238	199,771
Beasley Broadcasting Group, Inc., Class A	847	7,708
Carmike Cinemas, Inc.*	9,690	289,343
Central European Media Enterprises Ltd., Class A*	14,930	43,894
Crown Media Holdings, Inc., Class A*	38,231	146,807
Cumulus Media, Inc., Class A*	37,265	257,501
Daily Journal Corp.*	180	31,135
Dex Media, Inc.*	3,404	31,317
Entercom Communications Corp., Class A*	7,981	80,369
Entravision Communications Corp., Class A	10,804	72,387
EW Scripps Co., Class A*	11,011	195,115
Global Sources Ltd.*	9,678	86,715
Gray Television, Inc.*	20,852	216,235
Harte-Hanks, Inc.	8,422	74,450
Hemisphere Media Group, Inc.*	1,706	21,478
Journal Communications, Inc., Class A*	11,337	100,446
Live Nation Entertainment, Inc.*	58,982	1,282,858
Loral Space & Communications, Inc.*	4,994	353,226
Martha Stewart Living Omnimedia, Inc., Class A*	4,930	22,333
McClatchy Co., Class A*	11,895	76,366
MDC Partners, Inc., Class A	15,402	351,474
Media General, Inc., Class A*	3,852	70,761
Meredith Corp.	15,061	699,282
National CineMedia, Inc.	26,086	391,290
New York Times Co., Class A	55,166	944,442
Nexstar Broadcasting Group, Inc., Class A	12,755	478,568
ReachLocal, Inc.*	4,319	42,542
Reading International, Inc., Class A*	3,217	23,581
Rentrak Corp.*	4,123	248,534
Saga Communications, Inc., Class A	935	46,460
Salem Communications Corp., Class A	1,990	19,880
Scholastic Corp.	12,672	436,931
SFX Entertainment, Inc.*	3,889	27,417
Sinclair Broadcast Group, Inc., Class A	29,640	802,948
Sizmek, Inc.*	4,760	50,599
World Wrestling Entertainment, Inc., Class A	11,335	327,355

		8,593,866

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	2,721	29,877
Burlington Stores, Inc.*	2,985	88,117
Fred’s, Inc., Class A	14,811	266,746
Gordmans Stores, Inc.	1,985	10,838
Tuesday Morning Corp.*	18,463	261,251

		656,829

Specialty Retail (1.8%)
Aeropostale, Inc.*	34,592	173,652
America’s Car-Mart, Inc.*	1,581	58,054
ANN, Inc.*	20,692	858,304
Asbury Automotive Group, Inc.*	13,756	760,844
Barnes & Noble, Inc.*	14,927	311,974
bebe stores, Inc.	10,088	61,739
Big 5 Sporting Goods Corp.	3,299	52,949
Body Central Corp.*	3,222	3,448
Brown Shoe Co., Inc.	19,325	512,886
Buckle, Inc.	11,074	507,189
Cato Corp., Class A	11,681	315,854
Children’s Place Retail Stores, Inc.	9,135	455,014
Christopher & Banks Corp.*	7,231	47,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Citi Trends, Inc.*	3,022	$49,228
Conn’s, Inc.*	9,475	368,104
Container Store Group, Inc.*	5,716	194,058
Destination Maternity Corp.	2,620	71,788
Destination XL Group, Inc.*	8,349	47,088
Express, Inc.*	33,712	535,347
Finish Line, Inc., Class A	22,169	600,558
Five Below, Inc.*	14,217	603,938
Francesca’s Holdings Corp.*	17,308	313,967
Genesco, Inc.*	10,351	771,874
Group 1 Automotive, Inc.	9,459	621,078
Haverty Furniture Cos., Inc.	6,780	201,366
hhgregg, Inc.*	2,303	22,132
Hibbett Sports, Inc.*	11,551	610,817
Jos. A. Bank Clothiers, Inc.*	12,512	804,522
Kirkland’s, Inc.*	2,732	50,515
Lithia Motors, Inc., Class A	9,321	619,474
Lumber Liquidators Holdings, Inc.*	10,940	1,026,172
MarineMax, Inc.*	4,743	72,046
Mattress Firm Holding Corp.*	5,634	269,474
Men’s Wearhouse, Inc.	18,591	910,587
Monro Muffler Brake, Inc.	12,465	709,009
New York & Co., Inc.*	5,645	24,782
Office Depot, Inc.*	205,640	849,293
Outerwall, Inc.*	9,000	652,500
Pacific Sunwear of California, Inc.*	8,752	25,993
Penske Automotive Group, Inc.	16,735	715,589
PEP Boys-Manny, Moe & Jack*	24,273	308,753
Pier 1 Imports, Inc.	37,599	709,869
RadioShack Corp.*	19,865	42,114
Rent-A-Center, Inc.	22,468	597,649
Restoration Hardware Holdings, Inc.*	7,650	562,964
Sears Hometown and Outlet Stores, Inc.*	1,687	39,898
Select Comfort Corp.*	24,385	440,881
Shoe Carnival, Inc.	2,948	67,922
Sonic Automotive, Inc., Class A	18,184	408,776
Stage Stores, Inc.	14,112	345,038
Stein Mart, Inc.	5,340	74,813
Systemax, Inc.*	6,049	90,191
Tile Shop Holdings, Inc.*	3,661	56,562
Tilly’s, Inc., Class A*	4,349	50,883
Trans World Entertainment Corp.	1,844	6,694
Vitamin Shoppe, Inc.*	13,010	618,235
West Marine, Inc.*	3,340	37,976
Wet Seal, Inc., Class A*	17,745	23,423
Winmark Corp.	448	33,896
Zale Corp.*	12,945	270,680
Zumiez, Inc.*	4,142	100,402

		20,748,622

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*	11,001	5,511
Columbia Sportswear Co.	5,564	459,865
Crocs, Inc.*	40,641	634,000
Culp, Inc.	1,566	30,913
G-III Apparel Group Ltd.*	7,214	516,378
Iconix Brand Group, Inc.*	19,647	771,538
Jones Group, Inc.	31,917	477,797
Kate Spade & Co.*	46,902	1,739,595
Movado Group, Inc.	7,547	343,766
Oxford Industries, Inc.	6,321	494,302
Perry Ellis International, Inc.*	2,424	33,306
Quiksilver, Inc.*	55,452	416,444
R.G. Barry Corp.	1,934	36,514
Skechers U.S.A., Inc., Class A*	16,037	585,992
Steven Madden Ltd.*	23,903	860,030
Tumi Holdings, Inc.*	20,749	469,550
Unifi, Inc.*	2,952	68,103
Vera Bradley, Inc.*	9,024	243,558
Vince Holding Corp.*	2,257	59,494
Wolverine World Wide, Inc.	39,703	1,133,521

		9,380,177

Total Consumer Discretionary		85,648,226

Consumer Staples (2.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,490	854,108
Coca-Cola Bottling Co. Consolidated	1,011	85,915
Craft Brew Alliance, Inc.*	2,092	31,945
National Beverage Corp.*	4,681	91,326

		1,063,294

Food & Staples Retailing (0.7%)
Andersons, Inc.	11,433	677,291
Casey’s General Stores, Inc.	16,131	1,090,294
Chefs’ Warehouse, Inc.*	3,249	69,529
Fairway Group Holdings Corp.*	3,146	24,035
Ingles Markets, Inc., Class A	2,274	54,167
Natural Grocers by Vitamin Cottage, Inc.*	1,743	76,099
Pantry, Inc.*	4,649	71,316
PriceSmart, Inc.	8,050	812,486
Rite Aid Corp.*	286,801	1,798,242
Roundy’s, Inc.	5,445	37,462
Spartan Stores, Inc.	15,205	352,908
SUPERVALU, Inc.*	92,945	635,744
Susser Holdings Corp.*	7,431	464,215
United Natural Foods, Inc.*	19,333	1,371,096
Village Super Market, Inc., Class A	1,633	43,111
Weis Markets, Inc.	5,142	253,244

		7,831,239

Food Products (1.0%)
Alico, Inc.	553	20,848
Annie’s, Inc.*	5,080	204,165
B&G Foods, Inc.	23,216	699,034
Boulder Brands, Inc.*	25,500	449,310
Calavo Growers, Inc.	2,374	84,467
Cal-Maine Foods, Inc.	6,895	432,868
Chiquita Brands International, Inc.*	18,995	236,488
Darling International, Inc.*	64,872	1,298,737
Diamond Foods, Inc.*	10,611	370,642
Farmer Bros Co.*	2,396	47,201
Fresh Del Monte Produce, Inc.	17,590	484,956
Griffin Land & Nurseries, Inc.	501	15,150
Hain Celestial Group, Inc.*	15,258	1,395,649
Inventure Foods, Inc.*	2,753	38,487
J&J Snack Foods Corp.	6,093	584,745
John B. Sanfilippo & Son, Inc.	1,616	37,200
Lancaster Colony Corp.	7,909	786,313
Lifeway Foods, Inc.	871	12,804
Limoneira Co.	1,972	44,725
Omega Protein Corp.*	3,953	47,713
Pilgrim’s Pride Corp.*	26,425	552,811
Post Holdings, Inc.*	14,399	793,673
Sanderson Farms, Inc.	9,031	708,843
Seaboard Corp.*	94	246,416
Seneca Foods Corp., Class A*	1,626	51,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Snyder’s-Lance, Inc.	18,877	$532,143
Tootsie Roll Industries, Inc.	10,310	308,691
TreeHouse Foods, Inc.*	15,110	1,087,769

		11,573,035

Household Products (0.1%)
Central Garden & Pet Co., Class A*	10,668	88,225
Harbinger Group, Inc.*	6,613	80,877
Oil-Dri Corp. of America	1,934	66,800
Orchids Paper Products Co.	1,148	35,129
Spectrum Brands Holdings, Inc.	8,486	676,334
WD-40 Co.	6,179	479,305

		1,426,670

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,988	353,766
Female Health Co.	4,278	33,197
Inter Parfums, Inc.	7,417	268,569
Lifevantage Corp.*	20,245	26,521
Medifast, Inc.*	2,720	79,125
Nature’s Sunshine Products, Inc.	4,320	59,530
Nutraceutical International Corp.*	1,654	42,987
Revlon, Inc., Class A*	2,247	57,411
Star Scientific, Inc.*	43,028	33,764
Synutra International, Inc.*	3,493	23,368
USANA Health Sciences, Inc.*	1,179	88,826

		1,067,064

Tobacco (0.1%)
Alliance One International, Inc.*	24,306	70,973
Universal Corp.	10,273	574,158
Vector Group Ltd.	25,857	556,960

		1,202,091

Total Consumer Staples		24,163,393

Energy (3.2%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	11,839	324,507
Bolt Technology Corp.	1,698	33,569
Bristow Group, Inc.	15,222	1,149,565
C&J Energy Services, Inc.*	19,957	581,946
Cal Dive International, Inc.(b)*	19,698	33,487
CARBO Ceramics, Inc.	7,762	1,071,078
CHC Group Ltd.*	6,935	51,250
Dawson Geophysical Co.	1,583	44,340
Era Group, Inc.*	8,712	255,349
Exterran Holdings, Inc.	22,529	988,572
Forum Energy Technologies, Inc.*	17,100	529,758
Geospace Technologies Corp.*	5,627	372,339
Gulf Island Fabrication, Inc.	3,853	83,263
Gulfmark Offshore, Inc., Class A	11,562	519,596
Helix Energy Solutions Group, Inc.*	41,967	964,402
Hercules Offshore, Inc.*	70,977	325,784
Hornbeck Offshore Services, Inc.*	15,149	633,380
ION Geophysical Corp.*	52,192	219,728
Key Energy Services, Inc.*	67,620	624,809
Matrix Service Co.*	10,908	368,472
Mitcham Industries, Inc.*	2,529	35,254
Natural Gas Services Group, Inc.*	2,411	72,667
Newpark Resources, Inc.*	40,453	463,187
North Atlantic Drilling Ltd.	27,969	247,246
Nuverra Environmental Solutions, Inc.*	2,744	55,676
Parker Drilling Co.*	54,904	389,269
PHI, Inc. (Non-Voting)*	5,346	236,507
Pioneer Energy Services Corp.*	29,678	384,330
RigNet, Inc.*	6,096	328,148
SEACOR Holdings, Inc.*	8,718	753,410
Tesco Corp.*	13,342	246,827
TETRA Technologies, Inc.*	34,047	435,802
TGC Industries, Inc.*	3,122	18,576
Vantage Drilling Co.*	38,860	66,451
Willbros Group, Inc.*	7,871	99,332

		13,007,876

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	16,281	64,473
Adams Resources & Energy, Inc.	410	23,747
Alon USA Energy, Inc.	4,539	67,813
Alpha Natural Resources, Inc.*	95,622	406,394
Amyris, Inc.*	5,273	19,668
Apco Oil and Gas International, Inc.*	10,626	153,546
Approach Resources, Inc.*	13,743	287,366
Arch Coal, Inc.	94,819	457,028
Athlon Energy, Inc.*	7,631	270,519
Bill Barrett Corp.*	22,167	567,475
Bonanza Creek Energy, Inc.*	12,733	565,345
BPZ Resources, Inc.*	22,766	72,396
Callon Petroleum Co.*	7,901	66,131
Carrizo Oil & Gas, Inc.*	17,783	950,679
Clayton Williams Energy, Inc.*	2,341	264,556
Clean Energy Fuels Corp.*	27,462	245,510
Cloud Peak Energy, Inc.*	23,814	503,428
Comstock Resources, Inc.	23,070	527,150
Contango Oil & Gas Co.*	6,191	295,558
Delek U.S. Holdings, Inc.	16,072	466,731
Diamondback Energy, Inc.*	7,617	512,700
Emerald Oil, Inc.*	11,181	75,136
Endeavour International Corp.*	9,776	31,772
Energy XXI Bermuda Ltd.	30,324	714,737
EPL Oil & Gas, Inc.*	13,025	502,765
Equal Energy Ltd.	6,931	31,744
Evolution Petroleum Corp.	3,309	42,124
EXCO Resources, Inc.	65,529	366,962
Forest Oil Corp.*	23,522	44,927
Frontline Ltd.*	11,245	44,193
FX Energy, Inc.*	10,191	34,038
GasLog Ltd.	10,918	254,280
Gastar Exploration, Inc.*	10,674	58,387
Goodrich Petroleum Corp.*	6,105	96,581
Green Plains Renewable Energy, Inc.	9,958	298,342
Halcon Resources Corp.*	94,402	408,761
Hallador Energy Co.	5,517	47,170
Isramco, Inc.*	180	23,852
Jones Energy, Inc., Class A*	2,123	32,142
KiOR, Inc., Class A*	8,247	4,726
Knightsbridge Tankers Ltd.	5,871	79,552
Kodiak Oil & Gas Corp.*	111,566	1,354,411
L&L Energy, Inc.(b)*†	5,603	9,413
Magnum Hunter Resources Corp.*	71,485	607,623
Matador Resources Co.*	23,140	566,699
Midstates Petroleum Co., Inc.*	6,408	34,347
Miller Energy Resources, Inc.*	5,962	35,057
Nordic American Tankers Ltd.	26,779	263,505
Northern Oil and Gas, Inc.*	30,551	446,656
Panhandle Oil and Gas, Inc., Class A	2,263	98,690
PDC Energy, Inc.*	14,350	893,431
Penn Virginia Corp.*	23,011	402,462
PetroQuest Energy, Inc.*	11,312	64,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Quicksilver Resources, Inc.*	24,429	$64,248
Renewable Energy Group, Inc.*	4,195	50,256
Rentech, Inc.*	43,666	82,965
Resolute Energy Corp.*	26,352	189,734
REX American Resources Corp.*	1,064	60,701
Rex Energy Corp.*	17,082	319,604
Rosetta Resources, Inc.*	24,260	1,130,031
RSP Permian, Inc.*	9,000	260,010
Sanchez Energy Corp.*	14,199	420,716
Scorpio Tankers, Inc.	74,722	744,978
SemGroup Corp., Class A	16,500	1,083,720
Ship Finance International Ltd.	22,815	409,986
Solazyme, Inc.*	18,864	219,011
Stone Energy Corp.*	20,531	861,686
Swift Energy Co.*	19,882	213,930
Synergy Resources Corp.*	20,008	215,086
Targa Resources Corp.	13,664	1,356,289
Teekay Tankers Ltd., Class A	12,019	42,547
Triangle Petroleum Corp.*	26,452	217,965
Uranium Energy Corp.*	17,231	22,745
Ur-Energy, Inc.*	24,373	37,778
VAALCO Energy, Inc.*	11,349	97,034
W&T Offshore, Inc.	15,311	265,033
Warren Resources, Inc.*	14,091	67,637
Western Refining, Inc.	22,556	870,662
Westmoreland Coal Co.*	3,365	100,210
ZaZa Energy Corp.*	11,278	8,482

		24,170,220

Total Energy		37,178,096

Financials (13.2%)
Banks (4.0%)
1st Source Corp.	4,077	130,831
1st United Bancorp, Inc./Florida	13,878	106,305
Access National Corp.	1,429	23,164
American National Bankshares, Inc.	1,522	35,797
Ameris Bancorp*	9,899	230,647
Ames National Corp.	1,791	39,474
Arrow Financial Corp.	4,541	120,064
BancFirst Corp.	1,456	82,453
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,655	307,809
Bancorp, Inc./Delaware*	13,380	251,678
BancorpSouth, Inc.	37,777	942,914
Bank of Kentucky Financial Corp.	1,201	45,086
Bank of Marin Bancorp/California	1,118	50,332
Bank of the Ozarks, Inc.	12,310	837,819
Banner Corp.	7,994	329,433
Bar Harbor Bankshares	783	30,028
BBCN Bancorp, Inc.	34,507	591,450
BNC Bancorp	3,520	61,002
Boston Private Financial Holdings, Inc.	35,900	485,727
Bridge Bancorp, Inc.	2,149	57,400
Bridge Capital Holdings*	1,907	45,310
Bryn Mawr Bank Corp.	6,129	176,086
C&F Financial Corp.	661	21,906
Camden National Corp.	1,939	79,887
Capital Bank Financial Corp., Class A*	8,809	221,194
Capital City Bank Group, Inc.	9,603	127,528
Cardinal Financial Corp.	13,037	232,450
Cascade Bancorp*	10,773	60,329
Cathay General Bancorp	31,295	788,321
Center Bancorp, Inc.	2,319	44,061
Centerstate Banks, Inc.	5,822	63,576
Central Pacific Financial Corp.	4,593	92,779
Century Bancorp, Inc./Massachusetts, Class A	707	24,116
Chemical Financial Corp.	11,930	387,128
Chemung Financial Corp.	671	18,198
Citizens & Northern Corp.	2,421	47,718
City Holding Co.	6,456	289,616
CNB Financial Corp./Pennsylvania	2,732	48,302
CoBiz Financial, Inc.	6,986	80,479
Columbia Banking System, Inc.	23,107	659,012
Community Bank System, Inc.	16,580	646,952
Community Trust Bancorp, Inc.	7,021	291,231
CommunityOne Bancorp*	4,144	46,496
ConnectOne Bancorp, Inc.*	345	16,891
CU Bancorp*	1,822	33,525
Customers Bancorp, Inc.*	3,912	81,643
CVB Financial Corp.	40,052	636,827
Eagle Bancorp, Inc.*	9,526	343,889
Enterprise Bancorp, Inc./Massachusetts	1,372	27,906
Enterprise Financial Services Corp.	3,748	75,222
F.N.B. Corp./Pennsylvania	65,129	872,729
Farmers Capital Bank Corp.*	1,483	33,308
Fidelity Southern Corp.	2,771	38,711
Financial Institutions, Inc.	2,663	61,302
First Bancorp, Inc./Maine	3,657	59,609
First Bancorp/North Carolina	3,842	72,998
First BanCorp/Puerto Rico*	13,897	75,600
First Busey Corp.	14,114	81,861
First Commonwealth Financial Corp.	47,785	431,976
First Community Bancshares, Inc./Virginia	3,404	55,689
First Connecticut Bancorp, Inc./Connecticut	3,732	58,443
First Financial Bancorp	26,029	468,001
First Financial Bankshares, Inc.	12,497	772,190
First Financial Corp./Indiana	2,689	90,566
First Financial Holdings, Inc.	9,555	598,334
First Interstate Bancsystem, Inc.	5,102	143,978
First Merchants Corp.	14,016	303,306
First Midwest Bancorp, Inc./Illinois	33,547	572,983
First NBC Bank Holding Co.*	809	28,202
First of Long Island Corp.	1,538	62,458
First Security Group, Inc./Tennessee*	12,868	26,765
FirstMerit Corp.	65,850	1,371,656
Flushing Financial Corp.	13,403	282,401
German American Bancorp, Inc.	2,504	72,341
Glacier Bancorp, Inc.	28,652	832,914
Great Southern Bancorp, Inc.	4,391	131,862
Guaranty Bancorp	2,822	40,214
Hampton Roads Bankshares, Inc.*	6,714	10,675
Hancock Holding Co.	35,432	1,298,583
Hanmi Financial Corp.	15,271	355,814
Heartland Financial USA, Inc.	4,723	127,474
Heritage Commerce Corp.	4,074	32,836
Heritage Financial Corp./Washington	2,979	50,405
Heritage Oaks Bancorp*	4,174	33,726
Home BancShares, Inc./Arkansas	17,948	617,770
Home Federal Bancorp, Inc./Idaho	4,740	73,754
HomeTrust Bancshares, Inc.*	4,050	63,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Bancorp/Indiana	1,714	$38,188
Hudson Valley Holding Corp.	4,206	80,124
IBERIABANK Corp.	12,305	863,196
Independent Bank Corp./Massachusetts	9,663	380,432
Independent Bank Group, Inc.	734	43,123
International Bancshares Corp.	24,033	602,748
Intervest Bancshares Corp., Class A*	3,311	24,667
Investors Bancorp, Inc.	20,054	554,293
Lakeland Bancorp, Inc.	8,013	90,146
Lakeland Financial Corp.	6,588	264,969
LCNB Corp.	1,404	24,289
Macatawa Bank Corp.	4,411	22,231
MainSource Financial Group, Inc.	7,963	136,167
MB Financial, Inc.	22,769	704,928
Mercantile Bank Corp.	1,670	34,435
Merchants Bancshares, Inc./Vermont	1,122	36,588
Metro Bancorp, Inc.*	2,756	58,262
Middleburg Financial Corp.	1,017	17,909
MidSouth Bancorp, Inc.	5,976	100,576
MidWestOne Financial Group, Inc.	1,288	32,509
National Bank Holdings Corp., Class A	21,386	429,217
National Bankshares, Inc./Virginia	1,458	53,232
National Penn Bancshares, Inc.	46,601	486,980
NBT Bancorp, Inc.	19,366	473,692
NewBridge Bancorp*	4,783	34,151
Northrim BanCorp, Inc.	1,270	32,626
OFG Bancorp	22,301	383,354
Old National Bancorp/Indiana	40,163	598,830
OmniAmerican Bancorp, Inc.	2,244	51,141
Pacific Continental Corp.	3,486	47,967
Pacific Premier Bancorp, Inc.*	3,221	51,987
PacWest Bancorp.	14,820	637,408
Palmetto Bancshares, Inc.*	803	11,314
Park National Corp.	5,332	409,977
Park Sterling Corp.	8,750	58,188
Peapack-Gladstone Financial Corp.	2,307	50,754
Penns Woods Bancorp, Inc.	1,048	51,121
Peoples Bancorp, Inc./Ohio	2,480	61,330
Pinnacle Financial Partners, Inc.	13,950	522,986
Preferred Bank/California*	2,242	58,202
PrivateBancorp, Inc.	26,997	823,678
Prosperity Bancshares, Inc.	23,950	1,584,293
Renasant Corp.	12,722	369,574
Republic Bancorp, Inc./Kentucky, Class A	5,092	115,079
S&T Bancorp, Inc.	12,607	298,786
Sandy Spring Bancorp, Inc.	10,004	249,900
Seacoast Banking Corp. of Florida*	3,211	35,321
Sierra Bancorp	8,529	135,782
Simmons First National Corp., Class A	7,634	284,519
Southside Bancshares, Inc.	6,301	197,725
Southwest Bancorp, Inc./Oklahoma	6,350	112,141
State Bank Financial Corp.	15,236	269,525
Sterling Bancorp/Delaware	34,240	433,478
Sterling Financial Corp./Washington	14,318	477,219
Suffolk Bancorp*	3,011	67,145
Sun Bancorp, Inc./New Jersey*	7,956	26,732
Susquehanna Bancshares, Inc.	80,592	917,943
SY Bancorp, Inc.	3,642	115,233
Talmer Bancorp, Inc., Class A*	3,488	51,064
Taylor Capital Group, Inc.*	6,903	165,120
Texas Capital Bancshares, Inc.*	15,932	1,034,624
Tompkins Financial Corp.	6,243	305,657
TowneBank/Virginia	6,370	98,799
Trico Bancshares	3,120	80,902
Tristate Capital Holdings, Inc.*	1,237	17,578
Trustmark Corp.	28,114	712,690
UMB Financial Corp.	15,024	972,053
Umpqua Holdings Corp.	46,960	875,334
Union First Market Bankshares Corp.	18,905	480,565
United Bankshares, Inc./West Virginia	25,148	770,032
United Community Banks, Inc./Georgia*	18,618	361,375
Univest Corp. of Pennsylvania	3,371	69,173
VantageSouth Bancshares, Inc.*	2,327	16,359
ViewPoint Financial Group, Inc.	15,382	443,771
Washington Banking Co.	3,017	53,642
Washington Trust Bancorp, Inc.	5,726	214,553
Webster Financial Corp.	37,222	1,156,115
WesBanco, Inc.	9,955	316,868
West Bancorp, Inc.	2,859	43,428
Westamerica Bancorp	11,221	606,832
Western Alliance Bancorp*	32,553	800,804
Wilshire Bancorp, Inc.	29,076	322,744
Wintrust Financial Corp.	17,485	850,820
Yadkin Financial Corp.*	2,816	60,291

		46,782,837

Capital Markets (1.5%)
Apollo Investment Corp.	97,216	807,865
Arlington Asset Investment Corp., Class A	2,947	78,037
BGC Partners, Inc., Class A	54,974	359,530
BlackRock Kelso Capital Corp.	32,265	295,870
Calamos Asset Management, Inc., Class A	3,889	50,285
Capital Southwest Corp.	4,708	163,462
Capitala Finance Corp.	790	15,231
CIFC Corp.	1,236	10,061
Cohen & Steers, Inc.	7,597	302,740
Cowen Group, Inc., Class A*	26,396	116,406
Diamond Hill Investment Group, Inc.	557	73,212
Evercore Partners, Inc., Class A	13,399	740,295
FBR & Co.*	1,887	48,741
Fidus Investment Corp.	2,676	51,674
Fifth Street Finance Corp.	53,142	502,723
Financial Engines, Inc.	20,441	1,037,994
Firsthand Technology Value Fund, Inc.	1,740	37,149
FXCM, Inc., Class A	14,587	215,450
GAMCO Investors, Inc., Class A	2,398	186,205
Garrison Capital, Inc.	1,136	16,052
GFI Group, Inc.	18,104	64,269
Gladstone Capital Corp.	4,126	41,590
Gladstone Investment Corp.	5,188	42,905
Golub Capital BDC, Inc.	15,542	277,269
Greenhill & Co., Inc.	11,098	576,874
GSV Capital Corp.*	3,775	38,278
Hercules Technology Growth Capital, Inc.	24,557	345,517
HFF, Inc., Class A	12,728	427,788
Horizon Technology Finance Corp.	1,583	19,803
ICG Group, Inc.*	16,924	345,588
INTL FCStone, Inc.*	3,082	57,972
Investment Technology Group, Inc.*	18,024	364,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Janus Capital Group, Inc.	64,763	$703,974
JMP Group, Inc.	3,105	22,077
KCAP Financial, Inc.	5,448	47,180
KCG Holdings, Inc., Class A*	35,385	422,143
Ladenburg Thalmann Financial Services, Inc.*	48,720	147,134
Main Street Capital Corp.	15,336	503,941
Manning & Napier, Inc.	2,915	48,885
Marcus & Millichap, Inc.*	1,289	22,996
MCG Capital Corp.	15,306	58,010
Medallion Financial Corp.	4,144	54,742
Medley Capital Corp.	18,210	247,838
MVC Capital, Inc.	7,583	102,750
New Mountain Finance Corp.	18,020	262,191
NGP Capital Resources Co.	8,937	60,414
Oppenheimer Holdings, Inc., Class A	2,043	57,306
PennantPark Floating Rate Capital Ltd.	2,875	39,732
PennantPark Investment Corp.	27,055	298,958
Piper Jaffray Cos.*	6,957	318,631
Prospect Capital Corp.	118,776	1,282,781
Pzena Investment Management, Inc., Class A	4,812	56,637
RCS Capital Corp., Class A	375	14,595
Safeguard Scientifics, Inc.*	4,097	90,871
Silvercrest Asset Management Group, Inc., Class A	1,063	19,442
Solar Capital Ltd.	19,197	418,111
Solar Senior Capital Ltd.	2,276	38,942
Stellus Capital Investment Corp.	2,371	34,095
Stifel Financial Corp.*	25,288	1,258,331
SWS Group, Inc.*	6,032	45,119
TCP Capital Corp.	13,641	225,759
THL Credit, Inc.	14,210	196,098
TICC Capital Corp.	19,275	188,509
Triangle Capital Corp.	10,958	283,703
Virtus Investment Partners, Inc.*	2,670	462,364
Walter Investment Management Corp.*	16,207	483,455
Westwood Holdings Group, Inc.	2,159	135,348
WhiteHorse Finance, Inc.	1,332	18,741
WisdomTree Investments, Inc.*	43,461	570,208

		16,952,931

Consumer Finance (0.4%)
Cash America International, Inc.	11,367	440,130
Consumer Portfolio Services, Inc.*	3,529	24,138
Credit Acceptance Corp.*	3,311	470,659
DFC Global Corp.*	7,865	69,448
Encore Capital Group, Inc.*	10,495	479,621
EZCORP, Inc., Class A*	23,358	252,033
First Cash Financial Services, Inc.*	12,774	644,576
First Marblehead Corp.*	1,664	10,051
Green Dot Corp., Class A*	11,044	215,689
Imperial Holdings, Inc.*	3,467	19,935
JGWPT Holdings, Inc., Class A*	2,147	39,204
Nelnet, Inc., Class A	10,978	449,000
Nicholas Financial, Inc.	2,078	32,687
Portfolio Recovery Associates, Inc.* .	20,143	1,165,474
Regional Management Corp.*	1,051	25,918
Springleaf Holdings, Inc.*	9,620	241,943
World Acceptance Corp.*	3,444	258,576

		4,839,082

Diversified Financial Services (0.2%)
California First National Bancorp	1,544	23,700
Gain Capital Holdings, Inc.	2,121	22,928
MarketAxess Holdings, Inc.	14,888	881,667
Marlin Business Services Corp.	1,637	34,066
NewStar Financial, Inc.*	10,968	152,017
PHH Corp.*	24,694	638,093
PICO Holdings, Inc.*	10,616	275,910
Resource America, Inc., Class A	2,419	20,731

		2,049,112

Insurance (1.4%)
Ambac Financial Group, Inc.*	19,059	591,401
American Equity Investment Life Holding Co.	28,237	666,958
AMERISAFE, Inc.	8,609	378,021
AmTrust Financial Services, Inc.	14,364	540,230
Argo Group International Holdings Ltd.	11,663	535,332
Baldwin & Lyons, Inc., Class B	2,749	72,271
Blue Capital Reinsurance Holdings Ltd.*	1,205	20,955
Citizens, Inc./Texas*	11,431	84,589
CNO Financial Group, Inc.	88,271	1,597,705
Crawford & Co., Class B	5,148	56,165
Donegal Group, Inc., Class A	6,419	93,589
eHealth, Inc.*	8,277	420,472
EMC Insurance Group, Inc.	3,555	126,309
Employers Holdings, Inc.	13,435	271,790
Enstar Group Ltd.*	4,120	561,597
FBL Financial Group, Inc., Class A	2,690	116,531
Fidelity & Guaranty Life	2,231	52,652
First American Financial Corp.	45,314	1,203,087
Fortegra Financial Corp.*	1,209	8,499
Global Indemnity plc*	3,764	99,144
Greenlight Capital Reinsurance Ltd., Class A*	12,999	426,367
Hallmark Financial Services, Inc.*	6,429	53,425
HCI Group, Inc.	3,921	142,724
Health Insurance Innovations, Inc., Class A*	970	10,030
Hilltop Holdings, Inc.*	27,801	661,386
Horace Mann Educators Corp.	18,467	535,543
Independence Holding Co.	1,507	20,224
Infinity Property & Casualty Corp.	5,844	395,230
Investors Title Co.	267	20,265
Kansas City Life Insurance Co.	2,681	129,224
Maiden Holdings Ltd.	19,844	247,653
Meadowbrook Insurance Group, Inc.	9,821	57,257
Montpelier Reinsurance Holdings Ltd.	16,907	503,152
National Interstate Corp.	1,304	34,960
National Western Life Insurance Co., Class A	725	177,263
Navigators Group, Inc.*	5,424	332,979
OneBeacon Insurance Group Ltd., Class A	5,399	83,469
Phoenix Cos., Inc.*	1,124	58,167
Platinum Underwriters Holdings Ltd.	12,203	733,400
Primerica, Inc.	22,421	1,056,253
RLI Corp.	18,218	805,964
Safety Insurance Group, Inc.	5,393	290,413
Selective Insurance Group, Inc.	24,969	582,277
State Auto Financial Corp.	7,817	166,580
Stewart Information Services Corp.	10,458	367,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Symetra Financial Corp.	35,233	$698,318
Third Point Reinsurance Ltd.*	4,894	77,570
Tower Group International Ltd.	11,247	30,367
United Fire Group, Inc.	10,195	309,418
Universal Insurance Holdings, Inc.	5,028	63,856

		16,568,421

Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	23,967	632,249
AG Mortgage Investment Trust, Inc. (REIT)	11,021	192,978
Agree Realty Corp. (REIT)	2,912	88,554
Alexander’s, Inc. (REIT)	950	342,940
Altisource Residential Corp. (REIT)	22,269	702,810
American Assets Trust, Inc. (REIT)	15,477	522,194
American Capital Mortgage Investment Corp. (REIT)	25,163	472,310
American Realty Capital Properties, Inc. (REIT)	185,011	2,593,855
American Residential Properties, Inc. (REIT)*	2,689	48,348
AmREIT, Inc. (REIT)	3,861	63,977
Anworth Mortgage Asset Corp. (REIT)	58,194	288,642
Apollo Commercial Real Estate Finance, Inc. (REIT)	14,940	248,452
Apollo Residential Mortgage, Inc. (REIT)	12,703	206,170
Ares Commercial Real Estate Corp. (REIT)	4,152	55,678
Armada Hoffler Properties, Inc. (REIT)	3,616	36,305
ARMOUR Residential REIT, Inc. (REIT)	167,428	689,803
Ashford Hospitality Prime, Inc. (REIT)	3,507	53,026
Ashford Hospitality Trust, Inc. (REIT)	24,628	277,558
Associated Estates Realty Corp. (REIT)	22,436	380,066
Aviv REIT, Inc. (REIT)	2,264	55,355
Campus Crest Communities, Inc. (REIT)	28,425	246,729
Capstead Mortgage Corp. (REIT)	41,030	519,440
CatchMark Timber Trust, Inc. (REIT), Class A	2,361	33,172
Cedar Realty Trust, Inc. (REIT)	14,030	85,723
Chambers Street Properties (REIT)	93,255	724,591
Chatham Lodging Trust (REIT)	10,888	220,155
Chesapeake Lodging Trust (REIT)	19,428	499,882
Colony Financial, Inc. (REIT)	34,080	748,056
CoreSite Realty Corp. (REIT)	10,489	325,159
Cousins Properties, Inc. (REIT)	72,918	836,369
CubeSmart (REIT)	58,087	996,773
CyrusOne, Inc. (REIT)	3,709	77,258
CYS Investments, Inc. (REIT)	73,327	605,681
DCT Industrial Trust, Inc. (REIT)	128,050	1,009,034
DiamondRock Hospitality Co. (REIT)	76,935	903,986
DuPont Fabros Technology, Inc. (REIT)	24,846	598,043
Dynex Capital, Inc. (REIT)	10,903	97,582
EastGroup Properties, Inc. (REIT)	12,835	807,450
Education Realty Trust, Inc. (REIT)	50,617	499,590
Ellington Residential Mortgage REIT (REIT)	1,276	21,590
Empire State Realty Trust, Inc. (REIT), Class A	32,866	496,605
EPR Properties (REIT)	21,120	1,127,597
Equity One, Inc. (REIT)	27,100	605,414
Excel Trust, Inc. (REIT)	20,738	262,958
FelCor Lodging Trust, Inc. (REIT)	52,704	476,444
First Industrial Realty Trust, Inc. (REIT)	45,627	881,514
First Potomac Realty Trust (REIT)	24,608	317,935
Franklin Street Properties Corp. (REIT)	35,272	444,427
GEO Group, Inc. (REIT)	29,985	966,716
Getty Realty Corp. (REIT)	8,721	164,740
Gladstone Commercial Corp. (REIT)	3,050	52,887
Glimcher Realty Trust (REIT)	61,001	611,840
Government Properties Income Trust (REIT)	23,649	595,955
Gramercy Property Trust, Inc. (REIT)	11,716	60,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,859	41,027
Healthcare Realty Trust, Inc. (REIT)	39,708	958,948
Hersha Hospitality Trust (REIT)	87,936	512,667
Highwoods Properties, Inc. (REIT)#	37,802	1,451,975
Hudson Pacific Properties, Inc. (REIT)	19,323	445,782
Inland Real Estate Corp. (REIT)	35,909	378,840
Invesco Mortgage Capital, Inc. (REIT)	51,257	844,203
Investors Real Estate Trust (REIT)	41,175	369,751
iStar Financial, Inc. (REIT)*	33,792	498,770
Kite Realty Group Trust (REIT)	45,157	270,942
LaSalle Hotel Properties (REIT)	40,861	1,279,358
Lexington Realty Trust (REIT)	71,050	775,155
LTC Properties, Inc. (REIT)	15,230	573,105
Medical Properties Trust, Inc. (REIT)	65,774	841,249
Monmouth Real Estate Investment Corp. (REIT), Class A	8,952	85,402
National Health Investors, Inc. (REIT)	12,225	739,123
New Residential Investment Corp. (REIT)	109,742	710,031
New York Mortgage Trust, Inc. (REIT)	29,797	231,821
NorthStar Realty Finance Corp. (REIT)	126,041	2,034,302
One Liberty Properties, Inc. (REIT)	5,324	113,508
Parkway Properties, Inc./Maryland (REIT)	21,942	400,442
Pebblebrook Hotel Trust (REIT)	24,086	813,384
Pennsylvania Real Estate Investment Trust (REIT)	26,976	486,917
PennyMac Mortgage Investment Trust (REIT)	28,570	682,823
Physicians Realty Trust (REIT)	3,948	54,956
Potlatch Corp. (REIT)	16,075	621,942
PS Business Parks, Inc. (REIT)	8,232	688,360
QTS Realty Trust, Inc. (REIT), Class A	2,722	68,295
RAIT Financial Trust (REIT)	29,946	254,242
Ramco-Gershenson Properties Trust (REIT)	27,713	451,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Redwood Trust, Inc. (REIT)	35,454	$719,007
Resource Capital Corp. (REIT)	55,516	309,224
Retail Opportunity Investments Corp. (REIT)	29,245	436,920
Rexford Industrial Realty, Inc. (REIT)	3,309	46,922
RLJ Lodging Trust (REIT)	49,121	1,313,496
Rouse Properties, Inc. (REIT)	5,080	87,579
Ryman Hospitality Properties, Inc. (REIT)	18,823	800,354
Sabra Health Care REIT, Inc. (REIT)	16,224	452,487
Saul Centers, Inc. (REIT)	1,571	74,403
Select Income REIT (REIT)	9,338	282,661
Silver Bay Realty Trust Corp. (REIT)	2,973	46,141
Sovran Self Storage, Inc. (REIT)	13,558	995,835
STAG Industrial, Inc. (REIT)	16,726	403,097
Strategic Hotels & Resorts, Inc. (REIT)*	72,044	734,128
Summit Hotel Properties, Inc. (REIT)	28,741	266,716
Sun Communities, Inc. (REIT)	16,671	751,695
Sunstone Hotel Investors, Inc. (REIT)	75,978	1,043,178
Terreno Realty Corp. (REIT)	4,804	90,844
UMH Properties, Inc. (REIT)	4,626	45,242
Universal Health Realty Income Trust (REIT)	3,681	155,485
Urstadt Biddle Properties, Inc. (REIT), Class A	7,860	162,388
Washington Real Estate Investment Trust (REIT)	26,065	622,432
Western Asset Mortgage Capital Corp. (REIT)	5,206	81,422
Whitestone REIT (REIT)	4,199	60,634
Winthrop Realty Trust (REIT)	6,160	71,394
ZAIS Financial Corp. (REIT)	1,155	19,242

		52,624,988

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	18,705	796,085
AV Homes, Inc.*	4,985	90,179
Consolidated-Tomoka Land Co.	2,204	88,777
Forestar Group, Inc.*	16,782	298,720
Kennedy-Wilson Holdings, Inc.	23,508	529,165
RE/MAX Holdings, Inc., Class A*	2,273	65,530
Tejon Ranch Co.*	4,719	159,644

		2,028,100

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	38,642	534,032
Banc of California, Inc.	3,198	39,239
Bank Mutual Corp.	12,030	76,270
BankFinancial Corp.	4,323	43,144
BBX Capital Corp., Class A*	1,373	26,705
Beneficial Mutual Bancorp, Inc.*	7,109	93,768
Berkshire Hills Bancorp, Inc.	10,838	280,487
BofI Holding, Inc.*	5,169	443,242
Brookline Bancorp, Inc.	36,620	344,960
Capitol Federal Financial, Inc.	64,581	810,492
Charter Financial Corp./Maryland	4,358	47,110
Clifton Bancorp, Inc.	6,779	79,450
Dime Community Bancshares, Inc.	14,427	244,970
Doral Financial Corp.*	1,240	10,763
ESB Financial Corp.	2,831	37,001
ESSA Bancorp, Inc.	5,380	58,481
Essent Group Ltd.*	9,022	202,634
EverBank Financial Corp.	34,851	687,610
Farmer Mac, Class C	2,004	66,633
First Defiance Financial Corp.	1,881	51,013
First Federal Bancshares of Arkansas, Inc.*	637	5,841
First Financial Northwest, Inc.	3,014	30,592
Flagstar Bancorp, Inc.*	3,899	86,636
Fox Chase Bancorp, Inc.	8,189	137,985
Franklin Financial Corp./Virginia*	3,204	62,670
Hingham Institution for Savings	271	21,274
Home Bancorp, Inc.*	1,325	27,812
Home Loan Servicing Solutions Ltd.	30,352	655,603
HomeStreet, Inc.	2,563	50,107
Kearny Financial Corp.*	8,451	124,906
Ladder Capital Corp., Class A*	2,972	56,111
Meridian Interstate Bancorp, Inc.*	2,362	60,396
Meta Financial Group, Inc.	1,171	52,519
MGIC Investment Corp.*	128,783	1,097,231
NASB Financial, Inc.	817	20,588
Northfield Bancorp, Inc.	25,223	324,368
Northwest Bancshares, Inc.	43,281	631,903
OceanFirst Financial Corp.	3,367	59,562
Oritani Financial Corp.	23,144	365,907
PennyMac Financial Services, Inc., Class A*	2,508	41,733
Provident Financial Holdings, Inc.	1,642	25,320
Provident Financial Services, Inc.	27,624	507,453
Radian Group, Inc.	68,623	1,031,404
Rockville Financial, Inc.	7,539	102,455
Stonegate Mortgage Corp.*	1,585	23,553
Territorial Bancorp, Inc.	1,920	41,472
Tree.com, Inc.*	1,236	38,365
TrustCo Bank Corp.	44,890	316,026
United Community Financial Corp./Ohio*	9,729	38,138
United Financial Bancorp, Inc.	4,024	74,001
Walker & Dunlop, Inc.*	3,180	51,993
Waterstone Financial, Inc.*	1,500	15,585
Westfield Financial, Inc.	8,766	65,307
WSFS Financial Corp.	3,436	245,433

		10,668,253

Total Financials		152,513,724

Health Care (7.6%)
Biotechnology (2.5%)
ACADIA Pharmaceuticals, Inc.*	31,752	772,526
Acceleron Pharma, Inc.*	1,372	47,334
Achillion Pharmaceuticals, Inc.*	18,794	61,832
Acorda Therapeutics, Inc.*	18,179	689,166
Aegerion Pharmaceuticals, Inc.*	11,417	526,552
Agios Pharmaceuticals, Inc.*	1,330	52,069
Alnylam Pharmaceuticals, Inc.*	23,043	1,547,107
AMAG Pharmaceuticals, Inc.*	4,185	80,980
Amicus Therapeutics, Inc.*	6,205	12,844
Anacor Pharmaceuticals, Inc.*	9,996	200,020
Arena Pharmaceuticals, Inc.*	96,901	610,476
Argos Therapeutics, Inc.*	794	7,940
ArQule, Inc.*	11,820	24,231
Array BioPharma, Inc.*	46,504	218,569
Auspex Pharmaceuticals, Inc.*	1,570	48,293
AVEO Pharmaceuticals, Inc.*	10,392	15,536
BIND Therapeutics, Inc.*	1,018	12,175
BioTime, Inc.*	14,701	48,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bluebird Bio, Inc.*	1,323	$30,085
Cara Therapeutics, Inc.*	1,043	19,410
Cell Therapeutics, Inc.*	51,216	174,134
Celladon Corp.*	1,210	14,423
Celldex Therapeutics, Inc.*	37,452	661,777
Cellular Dynamics International, Inc.*	737	11,003
Cepheid, Inc.*	26,624	1,373,266
Chelsea Therapeutics International Ltd.*	15,377	84,881
ChemoCentryx, Inc.*	4,657	30,876
Chimerix, Inc.*	1,619	36,978
Clovis Oncology, Inc.*	7,097	491,609
Conatus Pharmaceuticals, Inc.*	1,233	10,030
Concert Pharmaceuticals, Inc.*	1,280	17,216
Coronado Biosciences, Inc.*	6,656	13,179
Curis, Inc.*	17,136	48,324
Cytokinetics, Inc.*	6,353	60,353
Cytori Therapeutics, Inc.*	12,561	33,915
Dendreon Corp.*	62,375	186,501
Dicerna Pharmaceuticals, Inc.*	681	19,238
Durata Therapeutics, Inc.(b)*†	2,611	35,144
Dyax Corp.*	53,851	483,582
Dynavax Technologies Corp.*	104,684	188,431
Eagle Pharmaceuticals, Inc.*	644	8,211
Eleven Biotherapeutics, Inc.*	871	14,136
Emergent Biosolutions, Inc.*	10,893	275,266
Enanta Pharmaceuticals, Inc.*	722	28,873
Enzon Pharmaceuticals, Inc.	7,985	8,225
Epizyme, Inc.*	1,290	29,373
Esperion Therapeutics, Inc.*	870	13,154
Exact Sciences Corp.*	30,965	438,774
Exelixis, Inc.*	83,901	297,010
Fibrocell Science, Inc.*	4,456	23,305
Five Prime Therapeutics, Inc.*	1,266	24,890
Flexion Therapeutics, Inc.*	864	14,213
Foundation Medicine, Inc.*	1,339	43,343
Galena Biopharma, Inc.*	43,434	108,585
Genocea Biosciences, Inc.*	744	13,533
Genomic Health, Inc.*	7,783	205,004
Geron Corp.*	55,324	115,074
GlycoMimetics, Inc.*	1,548	25,279
GTx, Inc.*	5,396	8,256
Halozyme Therapeutics, Inc.*	37,230	472,821
Harvard Apparatus Regenerative Technology, Inc.*	1,288	11,682
Hyperion Therapeutics, Inc.*	1,661	42,854
Idenix Pharmaceuticals, Inc.*	37,432	225,715
ImmunoGen, Inc.*	38,107	568,938
Immunomedics, Inc.*	35,341	148,786
Infinity Pharmaceuticals, Inc.*	20,707	246,206
Insmed, Inc.*	13,243	252,147
Insys Therapeutics, Inc.*	1,488	61,648
Intercept Pharmaceuticals, Inc.*	2,798	922,752
InterMune, Inc.*	38,121	1,275,910
Intrexon Corp.*	2,236	58,784
Ironwood Pharmaceuticals, Inc.*	39,671	488,747
Isis Pharmaceuticals, Inc.*	44,654	1,929,499
KaloBios Pharmaceuticals, Inc.*	2,148	5,821
Karyopharm Therapeutics, Inc.*	1,521	46,984
Keryx Biopharmaceuticals, Inc.*	37,568	640,159
Kindred Biosciences, Inc.*	1,682	31,167
KYTHERA Biopharmaceuticals, Inc.*	4,584	182,260
Lexicon Pharmaceuticals, Inc.*	94,122	162,831
Ligand Pharmaceuticals, Inc., Class B*	7,476	502,836
MacroGenics, Inc.*	1,189	33,090
MannKind Corp.*	64,477	259,198
MEI Pharma, Inc.*	2,332	25,955
Merrimack Pharmaceuticals, Inc.*	38,261	192,835
MiMedx Group, Inc.*	37,952	232,646
Momenta Pharmaceuticals, Inc.*	19,830	231,019
Nanosphere, Inc.*	10,564	22,713
Navidea Biopharmaceuticals, Inc.*	22,986	42,524
Neurocrine Biosciences, Inc.*	27,979	450,462
NewLink Genetics Corp.*	6,971	197,976
Novavax, Inc.*	77,437	350,790
NPS Pharmaceuticals, Inc.*	39,815	1,191,663
OncoGenex Pharmaceutical, Inc.*	2,811	33,057
OncoMed Pharmaceuticals, Inc.*	888	29,881
Onconova Therapeutics, Inc.*	1,146	7,266
Ophthotech Corp.*	1,825	65,225
OPKO Health, Inc.*	79,346	739,505
Orexigen Therapeutics, Inc.*	40,054	260,351
Osiris Therapeutics, Inc.*	3,251	42,686
OvaScience, Inc.*	2,259	20,195
PDL BioPharma, Inc.	64,251	533,926
Peregrine Pharmaceuticals, Inc.*	34,245	65,065
Portola Pharmaceuticals, Inc.*	2,135	55,297
Progenics Pharmaceuticals, Inc.*	13,219	54,066
Prothena Corp. plc*	5,586	214,000
PTC Therapeutics, Inc.*	2,198	57,456
Puma Biotechnology, Inc.*	8,935	930,491
Raptor Pharmaceutical Corp.*	24,644	246,440
Receptos, Inc.*	1,401	58,758
Regulus Therapeutics, Inc.*	2,117	19,095
Repligen Corp.*	6,095	78,382
Retrophin, Inc.*	3,704	78,784
Rigel Pharmaceuticals, Inc.*	16,833	65,312
Sangamo BioSciences, Inc.*	24,887	449,957
Sarepta Therapeutics, Inc.*	14,917	358,456
SIGA Technologies, Inc.*	7,123	22,081
Spectrum Pharmaceuticals, Inc.*	29,070	227,909
Stemline Therapeutics, Inc.*	1,929	39,274
Sunesis Pharmaceuticals, Inc.*	7,303	48,273
Synageva BioPharma Corp.*	8,120	673,716
Synergy Pharmaceuticals, Inc.*	32,638	173,308
Synta Pharmaceuticals Corp.*	9,770	42,109
Targacept, Inc.*	5,573	26,472
Tesaro, Inc.*	6,064	178,767
TetraLogic Pharmaceuticals Corp.*	659	4,204
Tetraphase Pharmaceuticals, Inc.*	2,739	29,828
TG Therapeutics, Inc.*	3,455	23,840
Threshold Pharmaceuticals, Inc.*	9,101	43,321
Trevena, Inc.*	1,403	11,028
Ultragenyx Pharmaceutical, Inc.*	1,292	63,166
Vanda Pharmaceuticals, Inc.*	12,997	211,201
Verastem, Inc.*	3,368	36,341
Vical, Inc.*	14,231	18,358
Xencor, Inc.*	2,855	33,489
XOMA Corp.*	30,762	160,270
ZIOPHARM Oncology, Inc.*	15,753	72,149

		28,807,048

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.*	9,756	379,313
ABIOMED, Inc.*	15,586	405,859
Accuray, Inc.*	32,121	308,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Align Technology, Inc.*	30,164	$1,562,194
Alphatec Holdings, Inc.*	33,154	49,731
Analogic Corp.	4,850	398,233
AngioDynamics, Inc.*	10,178	160,304
Anika Therapeutics, Inc.*	2,350	96,585
Antares Pharma, Inc.*	50,295	176,033
ArthroCare Corp.*	12,190	587,436
AtriCure, Inc.*	4,701	88,426
Atrion Corp.	502	153,682
Biolase, Inc.*	7,154	17,240
Cantel Medical Corp.	12,695	428,075
Cardiovascular Systems, Inc.*	10,096	320,952
Cerus Corp.*	29,393	141,086
CONMED Corp.	10,970	476,647
CryoLife, Inc.	5,366	53,445
Cutera, Inc.*	2,889	32,328
Cyberonics, Inc.*	10,903	711,421
Cynosure, Inc., Class A*	7,652	224,204
Derma Sciences, Inc.*	3,925	49,769
DexCom, Inc.*	27,672	1,144,514
Endologix, Inc.*	26,174	336,859
Exactech, Inc.*	3,399	76,681
GenMark Diagnostics, Inc.*	15,982	158,861
Globus Medical, Inc., Class A*	23,621	628,082
Greatbatch, Inc.*	9,729	446,756
Haemonetics Corp.*	21,961	715,709
HeartWare International, Inc.*	7,200	675,216
ICU Medical, Inc.*	5,672	339,639
Inogen, Inc.*	973	16,064
Insulet Corp.*	21,091	1,000,135
Integra LifeSciences Holdings Corp.*	9,694	445,827
Invacare Corp.	13,415	255,824
LDR Holding Corp.*	1,093	37,523
Masimo Corp.*	19,981	545,681
Medical Action Industries, Inc.*	2,860	19,934
Meridian Bioscience, Inc.	18,484	402,766
Merit Medical Systems, Inc.*	17,350	248,105
Natus Medical, Inc.*	12,932	333,646
Neogen Corp.*	15,290	687,286
NuVasive, Inc.*	19,019	730,520
NxStage Medical, Inc.*	24,539	312,627
OraSure Technologies, Inc.*	24,958	198,915
Orthofix International N.V.*	8,075	243,461
Oxford Immunotec Global plc*	1,217	24,425
PhotoMedex, Inc.*	2,572	40,715
Quidel Corp.*	12,186	332,678
Rockwell Medical, Inc.*	16,486	208,713
RTI Surgical, Inc.*	10,871	44,354
Spectranetics Corp.*	15,645	474,200
STAAR Surgical Co.*	15,211	285,967
STERIS Corp.	23,416	1,118,114
SurModics, Inc.*	7,045	159,217
Symmetry Medical, Inc.*	14,470	145,568
Tandem Diabetes Care, Inc.*	1,791	39,563
TearLab Corp.*	11,184	75,604
Thoratec Corp.*	24,888	891,239
Tornier N.V.*	7,940	168,487
Unilife Corp.*	19,940	81,156
Utah Medical Products, Inc.	641	37,069
Vascular Solutions, Inc.*	4,579	119,924
Veracyte, Inc.*	947	16,222
Volcano Corp.*	24,048	473,986
West Pharmaceutical Services, Inc.	27,480	1,210,494
Wright Medical Group, Inc.*	18,564	576,783
Zeltiq Aesthetics, Inc.*	3,488	68,400

		23,414,834

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	15,317	691,103
Addus HomeCare Corp.*	1,048	24,156
Air Methods Corp.*	15,421	823,944
Alliance HealthCare Services, Inc.*	986	33,061
Almost Family, Inc.*	1,631	37,676
Amedisys, Inc.*	11,964	178,144
AMN Healthcare Services, Inc.*	24,031	330,186
Amsurg Corp.*	12,652	595,656
Bio-Reference Labs, Inc.*	9,909	274,281
BioScrip, Inc.*	23,746	165,747
Capital Senior Living Corp.*	13,829	359,416
Centene Corp.*	22,447	1,397,326
Chemed Corp.	7,942	710,412
Chindex International, Inc.*	8,074	154,052
Corvel Corp.*	6,041	300,600
Cross Country Healthcare, Inc.*	5,295	42,731
Emeritus Corp.*	16,605	522,061
Ensign Group, Inc.	8,414	367,187
ExamWorks Group, Inc.*	13,564	474,876
Five Star Quality Care, Inc.*	8,265	40,168
Gentiva Health Services, Inc.*	10,673	97,338
Hanger, Inc.*	13,712	461,820
HealthSouth Corp.	34,669	1,245,657
Healthways, Inc.*	13,538	232,041
IPC The Hospitalist Co., Inc.*	7,575	371,781
Kindred Healthcare, Inc.	24,211	567,022
Landauer, Inc.	4,278	193,922
LHC Group, Inc.*	6,410	141,405
Magellan Health Services, Inc.*	10,617	630,119
Molina Healthcare, Inc.*	11,870	445,837
MWI Veterinary Supply, Inc.*	5,573	867,270
National Healthcare Corp.	4,533	252,805
National Research Corp., Class A*	6,583	109,212
Owens & Minor, Inc.	24,861	870,881
PharMerica Corp.*	11,476	321,099
Providence Service Corp.*	5,901	166,880
Select Medical Holdings Corp.	21,887	272,493
Skilled Healthcare Group, Inc., Class A*	9,522	50,181
Surgical Care Affiliates, Inc.*	2,189	67,312
Team Health Holdings, Inc.*	27,302	1,221,765
Triple-S Management Corp., Class B*	10,145	163,740
U.S. Physical Therapy, Inc.	5,539	191,483
Universal American Corp.	7,615	53,838
USMD Holdings, Inc.*	152	1,938
WellCare Health Plans, Inc.*	17,224	1,094,068

		17,614,690

Health Care Technology (0.5%)
athenahealth, Inc.*	14,557	2,332,614
Computer Programs & Systems, Inc.	4,926	318,219
HealthStream, Inc.*	8,191	218,700
HMS Holdings Corp.*	34,818	663,283
MedAssets, Inc.*	26,504	654,914
Medidata Solutions, Inc.*	21,766	1,182,764
Merge Healthcare, Inc.*	24,536	59,868
Omnicell, Inc.*	13,889	397,503
Quality Systems, Inc.	17,200	290,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vocera Communications, Inc.*	5,763	$94,110

		6,212,311

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	2,210	48,200
Affymetrix, Inc.*	30,213	215,419
Albany Molecular Research, Inc.*	4,550	84,584
Cambrex Corp.*	12,597	237,705
Fluidigm Corp.*	12,040	530,603
Furiex Pharmaceuticals, Inc.*	2,607	226,809
Harvard Bioscience, Inc.*	5,155	24,435
Luminex Corp.*	17,612	318,953
NeoGenomics, Inc.*	6,496	22,541
Pacific Biosciences of California, Inc.*	10,002	53,511
PAREXEL International Corp.*	23,939	1,294,861
Sequenom, Inc.*	22,396	54,870

		3,112,491

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc.*	4,547	54,610
Aerie Pharmaceuticals, Inc.*	1,495	31,679
Akorn, Inc.*	23,129	508,838
Alimera Sciences, Inc.*	3,929	31,000
Ampio Pharmaceuticals, Inc.*	7,507	47,669
Aratana Therapeutics, Inc.*	1,515	28,118
Auxilium Pharmaceuticals, Inc.*	21,235	577,167
AVANIR Pharmaceuticals, Inc., Class A*	58,603	215,073
BioDelivery Sciences International, Inc.*	7,215	60,895
Cempra, Inc.*	3,839	44,340
Corcept Therapeutics, Inc.*	10,648	46,425
Depomed, Inc.*	20,803	301,644
Egalet Corp.*	642	8,982
Endocyte, Inc.*	14,009	333,554
Hi-Tech Pharmacal Co., Inc.*	4,458	193,165
Horizon Pharma, Inc.*	21,022	317,853
Impax Laboratories, Inc.*	27,240	719,681
Lannett Co., Inc.*	8,606	307,406
Medicines Co.*	26,879	763,901
Nektar Therapeutics*	47,467	575,300
Omeros Corp.*	6,584	79,469
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	10,975	768,140
Pernix Therapeutics Holdings*	3,370	18,030
Pozen, Inc.*	5,370	42,960
Prestige Brands Holdings, Inc.*	21,295	580,289
Questcor Pharmaceuticals, Inc.	21,783	1,414,370
Relypsa, Inc.*	1,169	34,848
Repros Therapeutics, Inc.*	9,734	172,681
Revance Therapeutics, Inc.*	1,346	42,399
Sagent Pharmaceuticals, Inc.*	6,249	146,039
Sciclone Pharmaceuticals, Inc.*	23,059	104,918
Sucampo Pharmaceuticals, Inc., Class A*	13,852	99,042
Supernus Pharmaceuticals, Inc.*	3,899	34,857
TherapeuticsMD, Inc.*	33,885	213,814
Vivus, Inc.*	43,449	258,087
XenoPort, Inc.*	26,209	135,501
Zogenix, Inc.*	19,298	54,903

		9,370,947

Total Health Care		88,532,321

Industrials (8.3%)
Aerospace & Defense (1.0%)
AAR Corp.	18,187	471,953
Aerovironment, Inc.*	7,698	309,844
American Science & Engineering, Inc.	3,582	240,603
API Technologies Corp.*	6,434	18,852
Astronics Corp.*	5,354	339,497
Astronics Corp., Class B*	480	30,288
Cubic Corp.	7,909	403,913
Curtiss-Wright Corp.	18,307	1,163,227
DigitalGlobe, Inc.*	31,073	901,428
Ducommun, Inc.*	2,047	51,298
Engility Holdings, Inc.*	7,457	335,938
Erickson Air-Crane, Inc.*	745	14,386
Esterline Technologies Corp.*	12,284	1,308,737
GenCorp, Inc.*	25,764	470,708
HEICO Corp.	27,276	1,640,924
Innovative Solutions & Support, Inc.*	2,362	17,786
KEYW Holding Corp.*	12,602	235,783
Kratos Defense & Security Solutions, Inc.*	8,451	63,720
LMI Aerospace, Inc.*	2,036	28,707
Moog, Inc., Class A*	17,868	1,170,533
National Presto Industries, Inc.	940	73,358
Orbital Sciences Corp.*	23,530	656,487
Sparton Corp.*	2,011	58,882
Taser International, Inc.*	21,530	393,784
Teledyne Technologies, Inc.*	15,378	1,496,741

		11,897,377

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	10,004	78,531
Atlas Air Worldwide Holdings, Inc.*	10,035	353,934
Echo Global Logistics, Inc.*	3,489	63,919
Forward Air Corp.	12,805	590,439
Hub Group, Inc., Class A*	14,597	583,734
Pacer International, Inc.*	6,856	61,430
Park-Ohio Holdings Corp.*	1,686	94,669
UTi Worldwide, Inc.	39,361	416,833
XPO Logistics, Inc.*	18,925	556,584

		2,800,073

Airlines (0.3%)
Allegiant Travel Co.	6,268	701,577
Hawaiian Holdings, Inc.*	20,521	286,473
JetBlue Airways Corp.*	97,011	843,026
Republic Airways Holdings, Inc.*	15,075	137,786
SkyWest, Inc.	24,063	307,044
Spirit Airlines, Inc.*	23,953	1,422,808

		3,698,714

Building Products (0.4%)
AAON, Inc.	11,512	320,839
American Woodmark Corp.*	2,041	68,700
Apogee Enterprises, Inc.	10,917	362,772
Builders FirstSource, Inc.*	8,632	78,638
Continental Building Products, Inc.*	2,639	49,719
Gibraltar Industries, Inc.*	12,252	231,195
Griffon Corp.	18,949	226,251
Insteel Industries, Inc.	3,574	70,301
NCI Building Systems, Inc.*	4,042	70,573
Norcraft Cos., Inc.*	1,428	24,176
Nortek, Inc.*	3,658	300,724
Patrick Industries, Inc.*	1,290	57,186
PGT, Inc.*	6,543	75,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ply Gem Holdings, Inc.*	3,091	$39,039
Quanex Building Products Corp.	16,196	334,933
Simpson Manufacturing Co., Inc.	16,060	567,400
Trex Co., Inc.*	7,542	551,773
Universal Forest Products, Inc.	8,029	444,325
USG Corp.*	30,461	996,684

		4,870,538

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	23,902	686,943
ACCO Brands Corp.*	48,576	299,228
Acorn Energy, Inc.*	4,174	14,150
ARC Document Solutions, Inc.*	7,398	55,041
Brink’s Co.	19,817	565,775
Casella Waste Systems, Inc., Class A*	7,643	39,056
CECO Environmental Corp.	3,443	57,119
Cenveo, Inc.*	10,369	31,522
CompX International, Inc.	205	2,097
Courier Corp.	3,652	56,241
Deluxe Corp.	20,884	1,095,783
EnerNOC, Inc.*	10,417	232,091
Ennis, Inc.	5,081	84,192
G&K Services, Inc., Class A	7,558	462,323
Healthcare Services Group, Inc.	29,518	857,793
Heritage-Crystal Clean, Inc.*	5,112	92,681
Herman Miller, Inc.	24,432	785,000
HNI Corp.	17,830	651,865
InnerWorkings, Inc.*	8,684	66,519
Interface, Inc.	25,296	519,833
Intersections, Inc.	1,948	11,493
Kimball International, Inc., Class B	12,762	231,120
Knoll, Inc.	23,077	419,771
McGrath RentCorp.	11,303	395,153
Mobile Mini, Inc.	16,850	730,616
MSA Safety, Inc.	12,524	713,868
Multi-Color Corp.	2,372	83,020
NL Industries, Inc.	3,119	33,810
Performant Financial Corp.*	4,321	39,105
Quad/Graphics, Inc.	10,359	242,919
Schawk, Inc.	4,423	88,416
SP Plus Corp.*	3,042	79,913
Steelcase, Inc., Class A	37,004	614,636
Swisher Hygiene, Inc.*	23,365	10,517
Team, Inc.*	9,132	391,398
Tetra Tech, Inc.*	27,321	808,428
TRC Cos., Inc.*	3,138	20,868
U.S. Ecology, Inc.	8,414	312,328
UniFirst Corp.	6,428	706,694
United Stationers, Inc.	16,111	661,679
Viad Corp.	7,562	181,790
West Corp.	7,150	171,099

		13,603,893

Construction & Engineering (0.5%)
Aegion Corp.*	17,345	439,002
Ameresco, Inc., Class A*	3,869	29,250
Argan, Inc.	2,729	81,133
Comfort Systems USA, Inc.	15,817	241,051
Dycom Industries, Inc.*	13,160	415,988
EMCOR Group, Inc.	28,124	1,315,922
Furmanite Corp.*	7,342	72,098
Granite Construction, Inc.	15,406	615,162
Great Lakes Dredge & Dock Corp.*	16,886	154,169
Layne Christensen Co.*	3,820	69,486
MasTec, Inc.*	24,445	1,061,891
MYR Group, Inc.*	8,737	221,221
Northwest Pipe Co.*	1,867	67,511
Orion Marine Group, Inc.*	5,315	66,809
Pike Corp.*	5,000	53,800
Primoris Services Corp.	13,872	415,882
Sterling Construction Co., Inc.*	3,172	27,501
Tutor Perini Corp.*	14,508	415,944

		5,763,820

Electrical Equipment (0.9%)
Acuity Brands, Inc.	17,038	2,258,728
American Superconductor Corp.*	10,270	16,535
AZZ, Inc.	11,520	514,714
Brady Corp., Class A	19,013	516,203
Capstone Turbine Corp.*	67,851	144,523
Encore Wire Corp.	8,551	414,809
EnerSys, Inc.	19,159	1,327,527
Enphase Energy, Inc.*	3,028	22,286
Franklin Electric Co., Inc.	18,605	791,085
FuelCell Energy, Inc.*	38,510	95,505
Generac Holdings, Inc.	20,458	1,206,408
General Cable Corp.	21,567	552,331
Global Power Equipment Group, Inc.	3,450	68,620
GrafTech International Ltd.*	50,670	553,316
II-VI, Inc.*	23,302	359,550
LSI Industries, Inc.	4,142	33,923
Polypore International, Inc.*	20,192	690,768
Powell Industries, Inc.	3,309	214,423
Power Solutions International, Inc.*	425	31,947
PowerSecure International, Inc.*	4,250	99,620
Preformed Line Products Co.	685	46,957
Revolution Lighting Technologies, Inc.*	5,948	18,736
Thermon Group Holdings, Inc.*	11,815	273,872
Vicor Corp.*	4,692	47,858

		10,300,244

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,091	526,980

Machinery (1.9%)
Accuride Corp.*	7,691	34,071
Actuant Corp., Class A	29,098	993,697
Alamo Group, Inc.	1,393	75,682
Albany International Corp., Class A	10,638	378,075
Altra Industrial Motion Corp.	11,264	402,125
American Railcar Industries, Inc.	3,741	261,982
Ampco-Pittsburgh Corp.	1,672	31,551
Astec Industries, Inc.	8,895	390,579
Barnes Group, Inc.	21,328	820,488
Blount International, Inc.*	21,443	255,172
Briggs & Stratton Corp.	21,333	474,659
Chart Industries, Inc.*	12,761	1,015,138
CIRCOR International, Inc.	6,966	510,817
CLARCOR, Inc.	20,910	1,199,188
Columbus McKinnon Corp.*	8,508	227,929
Commercial Vehicle Group, Inc.*	4,631	42,235
Douglas Dynamics, Inc.	4,376	76,230
Dynamic Materials Corp.	2,669	50,818
Energy Recovery, Inc.*	8,737	46,481
EnPro Industries, Inc.*	8,203	596,112
ESCO Technologies, Inc.	11,908	419,043
ExOne Co.*	1,316	47,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Signal Corp.*	26,287	$391,676
FreightCar America, Inc.	2,313	53,754
Global Brass & Copper Holdings, Inc.	1,582	24,948
Gorman-Rupp Co.	8,773	278,894
Graham Corp.	1,955	62,267
Greenbrier Cos., Inc.*	9,565	436,164
Hardinge, Inc.	2,460	35,424
Hurco Cos., Inc.	1,230	32,816
Hyster-Yale Materials Handling, Inc.	4,483	437,092
John Bean Technologies Corp.	11,087	342,588
Kadant, Inc.	2,166	78,994
L.B. Foster Co., Class A	2,277	106,677
Lindsay Corp.	5,872	517,793
Lydall, Inc.*	3,317	75,860
Manitex International, Inc.*	2,611	42,559
Meritor, Inc.*	44,854	549,461
Middleby Corp.*	7,457	1,970,214
Miller Industries, Inc.	2,228	43,513
Mueller Industries, Inc.	24,488	734,395
Mueller Water Products, Inc., Class A	69,203	657,428
NN, Inc.	3,371	66,409
Omega Flex, Inc.	2,587	55,465
PMFG, Inc.*	4,069	24,292
Proto Labs, Inc.*	7,420	502,111
RBC Bearings, Inc.*	9,137	582,027
Rexnord Corp.*	13,102	379,696
Standex International Corp.	5,875	314,783
Sun Hydraulics Corp.	9,911	429,245
Tecumseh Products Co., Class A*	3,660	25,254
Tennant Co.	8,232	540,184
Titan International, Inc.	21,885	415,596
TriMas Corp.*	18,849	625,787
Twin Disc, Inc.	1,633	43,013
Wabash National Corp.*	28,001	385,294
Watts Water Technologies, Inc., Class A	11,843	695,066
Woodward, Inc.	28,238	1,172,724
Xerium Technologies, Inc.*	2,171	34,845

		21,513,532

Marine (0.1%)
International Shipholding Corp.	1,670	49,165
Matson, Inc.	18,528	457,456
Scorpio Bulkers, Inc.*	51,674	522,424
Ultrapetrol Bahamas Ltd.*	3,822	11,848

		1,040,893

Professional Services (0.8%)
Acacia Research Corp.	21,162	323,355
Advisory Board Co.*	13,765	884,401
Barrett Business Services, Inc.	1,360	81,015
CBIZ, Inc.*	6,904	63,241
CDI Corp.	2,698	46,271
Corporate Executive Board Co.	13,832	1,026,749
CRA International, Inc.*	2,010	44,160
Exponent, Inc.	5,262	394,966
Franklin Covey Co.*	1,826	36,100
FTI Consulting, Inc.*	16,987	566,347
GP Strategies Corp.*	2,884	78,531
Heidrick & Struggles International, Inc.	3,496	70,165
Huron Consulting Group, Inc.*	9,021	571,751
ICF International, Inc.*	8,120	323,257
Insperity, Inc.	9,976	309,057
Kelly Services, Inc., Class A	12,892	305,927
Kforce, Inc.	12,889	274,794
Korn/Ferry International*	22,154	659,525
Mistras Group, Inc.*	3,146	71,634
Navigant Consulting, Inc.*	20,625	384,863
Odyssey Marine Exploration, Inc.*	16,311	37,352
On Assignment, Inc.*	19,714	760,763
Pendrell Corp.*	48,362	88,502
Resources Connection, Inc.	20,246	285,266
RPX Corp.*	14,090	229,385
TrueBlue, Inc.*	18,457	540,052
VSE Corp.	1,759	92,699
WageWorks, Inc.*	10,840	608,232

		9,158,360

Road & Rail (0.3%)
Arkansas Best Corp.	10,838	400,464
Celadon Group, Inc.	3,916	94,141
Heartland Express, Inc.	20,979	476,014
Knight Transportation, Inc.	26,691	617,363
Marten Transport Ltd.	4,546	97,830
Patriot Transportation Holding, Inc.*	2,661	95,929
Quality Distribution, Inc.*	4,174	54,220
Roadrunner Transportation Systems, Inc.*	3,647	92,050
Saia, Inc.*	10,892	416,184
Swift Transportation Co.*	34,479	853,355
Universal Truckload Services, Inc.	1,037	29,969
Werner Enterprises, Inc.	19,618	500,455
YRC Worldwide, Inc.*	11,694	263,115

		3,991,089

Trading Companies & Distributors (0.6%)
Aceto Corp.	6,392	128,415
Aircastle Ltd.	29,585	573,357
Applied Industrial Technologies, Inc.	17,694	853,559
Beacon Roofing Supply, Inc.*	19,374	748,999
BlueLinx Holdings, Inc.*	6,343	8,246
CAI International, Inc.*	3,337	82,324
DXP Enterprises, Inc.*	3,953	375,258
H&E Equipment Services, Inc.*	13,498	545,994
Houston Wire & Cable Co.	3,546	46,559
Kaman Corp.	11,884	483,441
Rush Enterprises, Inc., Class A*	14,023	455,467
Stock Building Supply Holdings, Inc.*	1,594	32,390
TAL International Group, Inc.*	14,690	629,760
Textainer Group Holdings Ltd.	9,250	353,998
Titan Machinery, Inc.*	3,427	53,701
Watsco, Inc.	10,027	1,001,798

		6,373,266

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	17,789	391,536

Total Industrials		95,930,315

Information Technology (10.0%)
Communications Equipment (1.0%)
ADTRAN, Inc.	24,684	602,536
Alliance Fiber Optic Products, Inc.	2,268	32,818
Applied Optoelectronics, Inc.*	902	22,252
ARRIS Group, Inc.*	45,860	1,292,335
Aruba Networks, Inc.*	43,500	815,625
Aviat Networks, Inc.*	18,420	29,288
Bel Fuse, Inc., Class B	1,939	42,464
Black Box Corp.	5,846	142,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CalAmp Corp.*	15,433	$430,118
Calix, Inc.*	9,331	78,660
Ciena Corp.*	40,314	916,740
Comtech Telecommunications Corp.	6,341	202,024
Digi International, Inc.*	5,079	51,552
Emulex Corp.*	35,453	261,998
Extreme Networks, Inc.*	39,029	226,368
Finisar Corp.*	37,122	984,104
Harmonic, Inc.*	50,668	361,770
Infinera Corp.*	53,705	487,641
InterDigital, Inc.	18,268	604,854
Ixia*	21,974	274,675
KVH Industries, Inc.*	4,377	57,601
NETGEAR, Inc.*	17,305	583,698
Numerex Corp., Class A*	2,751	30,068
Oplink Communications, Inc.*	3,741	67,188
Parkervision, Inc.*	17,290	82,992
PC-Tel, Inc.	3,676	32,092
Plantronics, Inc.	17,168	763,118
Procera Networks, Inc.*	4,103	42,630
Ruckus Wireless, Inc.*	19,498	237,096
ShoreTel, Inc.*	24,294	208,928
Sonus Networks, Inc.*	84,417	284,485
Tessco Technologies, Inc.	1,094	40,872
Ubiquiti Networks, Inc.*	5,260	239,172
ViaSat, Inc.*	15,521	1,071,570
Westell Technologies, Inc., Class A*	22,820	84,206

		11,685,830

Electronic Equipment, Instruments & Components (1.6%)
Aeroflex Holding Corp.*	3,762	31,262
Agilysys, Inc.*	2,820	37,788
Anixter International, Inc.	11,162	1,133,166
Audience, Inc.*	2,001	25,013
Badger Meter, Inc.	6,630	365,313
Belden, Inc.	17,433	1,213,337
Benchmark Electronics, Inc.*	21,622	489,738
Checkpoint Systems, Inc.*	16,906	226,879
Cognex Corp.*	36,504	1,236,025
Coherent, Inc.*	9,630	629,321
Control4 Corp.*	852	18,071
CTS Corp.	14,537	303,533
Daktronics, Inc.	15,104	217,347
DTS, Inc.*	4,827	95,382
Electro Rent Corp.	6,890	121,195
Electro Scientific Industries, Inc.	5,151	50,737
Fabrinet*	11,944	248,077
FARO Technologies, Inc.*	7,736	410,008
FEI Co.	16,610	1,711,162
Gerber Scientific, Inc. (Escrow Shares)(b)*†	21,501	—
GSI Group, Inc.*	7,751	101,228
Insight Enterprises, Inc.*	21,003	527,385
InvenSense, Inc.*	24,532	580,672
Itron, Inc.*	17,135	608,978
Kemet Corp.*	9,558	55,532
Littelfuse, Inc.	9,218	863,174
Maxwell Technologies, Inc.*	5,654	73,050
Measurement Specialties, Inc.*	6,068	411,714
Mercury Systems, Inc.*	6,337	83,712
Mesa Laboratories, Inc.	508	45,847
Methode Electronics, Inc.	14,283	437,917
MTS Systems Corp.	6,720	460,253
Multi-Fineline Electronix, Inc.*	4,335	55,488
Neonode, Inc.*	5,389	30,663
Newport Corp.*	15,393	318,327
OSI Systems, Inc.*	9,366	560,649
Park Electrochemical Corp.	9,186	274,386
PC Connection, Inc.	1,863	37,856
Plexus Corp.*	14,182	568,273
RadiSys Corp.*	6,375	22,886
RealD, Inc.*	7,938	88,667
Richardson Electronics Ltd.	2,200	23,672
Rofin-Sinar Technologies, Inc.*	14,047	336,566
Rogers Corp.*	7,823	488,312
Sanmina Corp.*	35,801	624,727
ScanSource, Inc.*	12,881	525,158
Speed Commerce, Inc.*	8,602	31,311
SYNNEX Corp.*	11,370	689,136
TTM Technologies, Inc.*	12,123	102,439
Uni-Pixel, Inc.*	2,055	15,741
Universal Display Corp.*	18,647	595,026
Viasystems Group, Inc.*	3,525	44,133
Vishay Precision Group, Inc.*	2,377	41,312
Zygo Corp.*	6,128	93,084

		18,380,628

Internet Software & Services (1.6%)
Angie’s List, Inc.*	17,397	211,895
Bankrate, Inc.*	20,621	349,320
Bazaarvoice, Inc.*	9,840	71,832
Benefitfocus, Inc.*	987	46,359
Blucora, Inc.*	17,883	352,116
Brightcove, Inc.*	5,546	54,517
Carbonite, Inc.*	2,292	23,355
Care.com, Inc.*	1,269	21,002
ChannelAdvisor Corp.*	1,262	47,628
Chegg, Inc.*	2,868	20,076
comScore, Inc.*	16,112	528,312
Constant Contact, Inc.*	13,011	318,249
Conversant, Inc.*	29,537	831,466
Cornerstone OnDemand, Inc.*	17,472	836,385
CoStar Group, Inc.#*	11,291	2,108,481
Cvent, Inc.*	1,235	44,645
Dealertrack Technologies, Inc.*	17,301	851,036
Demand Media, Inc.*	7,252	35,172
Demandware, Inc.*	6,595	422,476
Dice Holdings, Inc.*	7,607	56,748
Digital River, Inc.*	17,360	302,585
E2open, Inc.*	3,159	74,458
EarthLink Holdings Corp.	51,719	186,706
eGain Corp.*	2,643	18,660
Endurance International Group Holdings, Inc.*	4,220	54,902
Envestnet, Inc.*	10,021	402,644
Global Eagle Entertainment, Inc.*	5,493	86,679
Gogo, Inc.*	2,102	43,175
Internap Network Services Corp.*	12,836	90,879
Intralinks Holdings, Inc.*	7,578	77,523
j2 Global, Inc.	19,288	965,364
Limelight Networks, Inc.*	41,965	91,484
Liquidity Services, Inc.*	10,219	266,205
LivePerson, Inc.*	22,714	274,158
LogMeIn, Inc.*	10,561	474,083
Marchex, Inc., Class B	4,370	45,929
Marin Software, Inc.*	1,819	19,227
Marketo, Inc.*	1,469	47,992
Millennial Media, Inc.*	7,011	48,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Worldwide, Inc.*	49,179	$367,859
Move, Inc.*	17,609	203,560
Net Element International, Inc.*	351	1,218
NIC, Inc.	27,593	532,821
OpenTable, Inc.*	9,544	734,220
Perficient, Inc.*	14,502	262,776
QuinStreet, Inc.*	11,302	75,045
RealNetworks, Inc.*	12,707	96,319
Reis, Inc.*	1,632	29,458
Rocket Fuel, Inc.*	1,045	44,810
SciQuest, Inc.*	8,865	239,488
Shutterstock, Inc.*	3,154	229,012
Spark Networks, Inc.*	3,428	17,928
SPS Commerce, Inc.*	6,215	381,912
Stamps.com, Inc.*	3,470	116,453
support.com, Inc.*	10,042	25,607
TechTarget, Inc.*	2,336	16,843
Textura Corp.*	1,106	27,882
Travelzoo, Inc.*	1,519	34,785
Tremor Video, Inc.*	1,483	6,110
Trulia, Inc.*	11,103	368,620
United Online, Inc.	2,511	29,027
Unwired Planet, Inc.*	19,518	42,354
Vistaprint N.V.*	13,768	677,661
Vocus, Inc.*	3,620	48,255
Web.com Group, Inc.*	18,160	617,985
WebMD Health Corp.*	11,264	466,330
Wix.com Ltd.*	1,621	37,234
XO Group, Inc.*	5,284	53,580
Xoom Corp.*	1,644	32,091
Yelp, Inc.*	13,432	1,033,324
YuMe, Inc.*	1,062	7,763
Zillow, Inc., Class A*	9,546	841,003
Zix Corp.*	12,166	50,367

		18,551,939

IT Services (1.2%)
Acxiom Corp.*	29,326	1,008,668
Blackhawk Network Holdings, Inc.*	2,273	55,438
CACI International, Inc., Class A*	9,717	717,115
Cardtronics, Inc.*	18,486	718,181
Cass Information Systems, Inc.	4,418	227,792
CIBER, Inc.*	17,834	81,680
Computer Task Group, Inc.	3,081	52,346
Convergys Corp.	44,185	968,093
CSG Systems International, Inc.	15,414	401,381
Datalink Corp.*	3,654	50,900
EPAM Systems, Inc.*	9,485	312,056
Euronet Worldwide, Inc.*	19,791	823,108
EVERTEC, Inc.	12,783	315,740
ExlService Holdings, Inc.*	14,136	436,944
Forrester Research, Inc.	4,341	155,625
Global Cash Access Holdings, Inc.*	28,335	194,378
Hackett Group, Inc.	5,192	31,048
Heartland Payment Systems, Inc.	14,441	598,579
Higher One Holdings, Inc.*	7,304	52,808
iGATE Corp.*	15,691	494,894
Lionbridge Technologies, Inc.*	11,297	75,803
Luxoft Holding, Inc.*	894	31,353
ManTech International Corp., Class A	11,267	331,362
MAXIMUS, Inc.	28,677	1,286,450
ModusLink Global Solutions, Inc.*	9,024	38,172
MoneyGram International, Inc.*	5,207	91,904
Planet Payment, Inc.*	8,300	22,742
PRGX Global, Inc.*	5,650	39,154
Sapient Corp.*	43,816	747,501
ServiceSource International, Inc.*	24,437	206,248
Sykes Enterprises, Inc.*	19,086	379,239
Syntel, Inc.*	6,602	593,520
TeleTech Holdings, Inc.*	8,292	203,237
Unisys Corp.*	21,271	647,915
Virtusa Corp.*	9,433	316,100
WEX, Inc.*	15,980	1,518,899

		14,226,373

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	16,690	408,905
Alpha & Omega Semiconductor Ltd.*	5,174	38,081
Ambarella, Inc.*	7,346	196,212
Amkor Technology, Inc.*	13,655	93,673
ANADIGICS, Inc.*	16,624	28,261
Applied Micro Circuits Corp.*	30,830	305,217
ATMI, Inc.*	12,657	430,465
Axcelis Technologies, Inc.*	21,002	45,154
Brooks Automation, Inc.	30,155	329,594
Cabot Microelectronics Corp.*	9,365	412,060
Cavium, Inc.*	20,196	883,171
CEVA, Inc.*	4,374	76,807
Cirrus Logic, Inc.*	27,914	554,651
Cohu, Inc.	4,812	51,681
Cypress Semiconductor Corp.*	63,691	654,107
Diodes, Inc.*	17,150	447,958
DSP Group, Inc.*	3,843	33,203
Entegris, Inc.*	55,304	669,731
Entropic Communications, Inc.*	17,590	71,943
Exar Corp.*	7,471	89,278
FormFactor, Inc.*	10,544	67,376
GSI Technology, Inc.*	11,697	80,826
GT Advanced Technologies, Inc.*	52,672	898,058
Hittite Microwave Corp.	13,468	849,023
Inphi Corp.*	5,341	85,937
Integrated Device Technology, Inc.*	54,884	671,231
Integrated Silicon Solution, Inc.*	5,774	89,786
Intermolecular, Inc.*	3,190	8,932
International Rectifier Corp.*	27,143	743,718
Intersil Corp., Class A	56,767	733,430
IXYS Corp.	6,694	75,977
Kopin Corp.*	12,992	49,110
Lattice Semiconductor Corp.*	50,038	392,298
LTX-Credence Corp.*	9,174	81,740
MA-COM Technology Solutions Holdings, Inc.*	4,144	85,159
MaxLinear, Inc., Class A*	4,816	45,656
Micrel, Inc.	10,454	115,830
Microsemi Corp.*	36,908	923,807
MKS Instruments, Inc.	22,204	663,677
Monolithic Power Systems, Inc.*	16,074	623,189
MoSys, Inc.*	9,275	42,108
Nanometrics, Inc.*	6,579	118,225
NeoPhotonics Corp.*	8,988	71,275
NVE Corp.*	1,058	60,348
OmniVision Technologies, Inc.*	21,148	374,320
PDF Solutions, Inc.*	6,851	124,483
Peregrine Semiconductor Corp.*	5,158	31,206
Pericom Semiconductor Corp.*	4,527	35,446
Photronics, Inc.*	24,837	211,860
PLX Technology, Inc.*	8,786	53,155
PMC-Sierra, Inc.*	88,338	672,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Power Integrations, Inc.	11,847	$779,296
Rambus, Inc.*	49,872	536,124
RF Micro Devices, Inc.*	111,676	880,007
Rubicon Technology, Inc.*	4,077	46,029
Rudolph Technologies, Inc.*	6,343	72,374
Semtech Corp.*	30,209	765,496
Sigma Designs, Inc.*	5,835	27,775
Silicon Image, Inc.*	15,012	103,583
Spansion, Inc., Class A*	23,633	411,687
SunEdison, Inc.*	104,271	1,964,466
SunPower Corp.*	17,840	575,518
Supertex, Inc.(b)*	1,913	63,091
Synaptics, Inc.*	12,765	766,155
Tessera Technologies, Inc.	21,906	517,639
TriQuint Semiconductor, Inc.*	64,794	867,592
Ultra Clean Holdings, Inc.*	7,101	93,378
Ultratech, Inc.*	11,722	342,165
Veeco Instruments, Inc.*	15,489	649,454

		24,361,419

Software (2.3%)
Accelrys, Inc.*	24,215	301,719
ACI Worldwide, Inc.*	15,852	938,280
Actuate Corp.*	11,471	69,055
Advent Software, Inc.	14,098	413,917
American Software, Inc., Class A	4,638	47,168
Aspen Technology, Inc.*	36,675	1,553,553
AVG Technologies N.V.*	4,676	98,009
Barracuda Networks, Inc.*	790	26,813
Blackbaud, Inc.	18,106	566,718
Bottomline Technologies (DE), Inc.*	15,985	561,873
BroadSoft, Inc.*	11,909	318,328
Callidus Software, Inc.*	16,131	201,960
CommVault Systems, Inc.*	18,299	1,188,520
Comverse, Inc.*	9,829	339,887
Covisint Corp.*	1,354	9,925
Cyan, Inc.*	1,410	6,021
Digimarc Corp.	1,220	38,308
Ebix, Inc.	12,184	207,981
Ellie Mae, Inc.*	11,834	341,292
EPIQ Systems, Inc.	11,273	153,651
ePlus, Inc.*	719	40,091
Fair Isaac Corp.	14,256	788,642
FleetMatics Group plc*	7,314	244,653
Gigamon, Inc.*	1,507	45,798
Glu Mobile, Inc.*	12,670	60,056
Guidance Software, Inc.*	3,382	37,405
Guidewire Software, Inc.*	19,512	957,064
Imperva, Inc.*	8,723	485,871
Infoblox, Inc.*	22,231	445,954
Interactive Intelligence Group, Inc.*	6,517	472,482
Jive Software, Inc.*	8,101	64,889
Manhattan Associates, Inc.*	30,404	1,065,052
Mavenir Systems, Inc.*	1,065	19,063
Mentor Graphics Corp.	37,527	826,344
MicroStrategy, Inc., Class A*	4,072	469,868
Mitek Systems, Inc.*	4,755	18,402
Model N, Inc.*	1,561	15,782
Monotype Imaging Holdings, Inc.	17,731	534,412
NetScout Systems, Inc.*	14,268	536,191
Pegasystems, Inc.	8,129	287,116
Progress Software Corp.*	22,982	501,008
Proofpoint, Inc.*	10,057	372,914
PROS Holdings, Inc.*	9,677	304,922
PTC, Inc.*	49,255	1,745,105
QAD, Inc., Class A	1,127	23,025
Qlik Technologies, Inc.*	34,508	917,568
Qualys, Inc.*	2,938	74,713
Rally Software Development Corp.*	1,368	18,304
RealPage, Inc.*	17,771	322,721
Rosetta Stone, Inc.*	2,294	25,739
Sapiens International Corp. N.V.*	3,764	30,526
SeaChange International, Inc.*	6,896	71,994
Silver Spring Networks, Inc.*	1,100	19,118
SS&C Technologies Holdings, Inc.*	23,057	922,741
Synchronoss Technologies, Inc.*	11,795	404,450
Take-Two Interactive Software, Inc.*	35,937	788,098
Tangoe, Inc.*	12,386	230,256
TeleCommunication Systems, Inc., Class A*	8,892	20,452
Telenav, Inc.*	5,521	32,905
TiVo, Inc.*	50,234	664,596
Tyler Technologies, Inc.*	13,271	1,110,517
Ultimate Software Group, Inc.*	10,897	1,492,889
Varonis Systems, Inc.*	1,034	36,976
VASCO Data Security International, Inc.*	10,231	77,142
Verint Systems, Inc.*	20,616	967,509
VirnetX Holding Corp.*	17,592	249,455
Vringo, Inc.*	13,215	45,856

		26,269,612

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	16,222	605,405
Electronics for Imaging, Inc.*	19,271	834,627
Fusion-io, Inc.*	33,982	357,491
Hutchinson Technology, Inc.*	4,507	12,755
Imation Corp.*	10,093	58,236
Immersion Corp.*	5,473	57,740
QLogic Corp.*	41,913	534,391
Quantum Corp.*	41,353	50,451
Silicon Graphics International Corp.*	6,661	81,797
Super Micro Computer, Inc.*	13,197	229,232
Violin Memory, Inc.*	3,575	14,300

		2,836,425

Total Information Technology		116,312,226

Materials (2.7%)
Chemicals (1.3%)
A. Schulman, Inc.	11,553	418,912
Advanced Emissions Solutions, Inc.*	8,630	211,780
American Vanguard Corp.	12,563	271,989
Arabian American Development Co.*	3,939	42,738
Axiall Corp.	28,812	1,294,235
Balchem Corp.	12,012	626,065
Calgon Carbon Corp.*	22,158	483,709
Chase Corp.	1,266	39,917
Chemtura Corp.*	39,969	1,010,816
Ferro Corp.*	27,771	379,352
Flotek Industries, Inc.*	18,980	528,593
FutureFuel Corp.	4,194	85,138
H.B. Fuller Co.	19,946	962,993
Hawkins, Inc.	1,817	66,757
Innophos Holdings, Inc.	9,621	545,511
Innospec, Inc.	9,196	415,935
Intrepid Potash, Inc.*	23,657	365,737
KMG Chemicals, Inc.	1,608	25,213
Koppers Holdings, Inc.	8,873	365,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kraton Performance Polymers, Inc.*	11,739	$306,857
Landec Corp.*	5,035	56,191
LSB Industries, Inc.*	8,426	315,301
Marrone Bio Innovations, Inc.*	1,004	14,026
Minerals Technologies, Inc.	14,835	957,748
Olin Corp.	32,897	908,286
OM Group, Inc.	13,884	461,227
OMNOVA Solutions, Inc.*	9,160	95,081
Penford Corp.*	1,855	26,638
PolyOne Corp.	38,161	1,398,982
Quaker Chemical Corp.	5,058	398,722
Sensient Technologies Corp.	20,222	1,140,723
Stepan Co.	7,712	497,887
Taminco Corp.*	3,095	65,026
Tredegar Corp.	11,029	253,777
Zep, Inc.	4,470	79,119

		15,116,815

Construction Materials (0.1%)
Headwaters, Inc.*	33,262	439,391
Texas Industries, Inc.*	9,089	814,556
United States Lime & Minerals, Inc.	395	22,239
US Concrete, Inc.*	2,725	64,037

		1,340,223

Containers & Packaging (0.1%)
AEP Industries, Inc.*	872	32,351
Berry Plastics Group, Inc.*	23,975	555,021
Graphic Packaging Holding Co.*	74,648	758,424
Myers Industries, Inc.	11,202	223,144
UFP Technologies, Inc.*	1,093	26,625

		1,595,565

Metals & Mining (0.8%)
A.M. Castle & Co.*	3,468	50,945
AK Steel Holding Corp.*	54,302	392,060
Allied Nevada Gold Corp.*	41,057	176,956
AMCOL International Corp.	10,674	488,656
Century Aluminum Co.*	20,377	269,180
Coeur Mining, Inc.*	44,698	415,244
Commercial Metals Co.	45,687	862,570
General Moly, Inc.*	11,885	11,766
Globe Specialty Metals, Inc.	24,657	513,359
Gold Resource Corp.	6,542	31,271
Handy & Harman Ltd.*	1,095	24,101
Haynes International, Inc.	5,927	320,058
Hecla Mining Co.	141,444	434,233
Horsehead Holding Corp.*	18,330	308,311
Kaiser Aluminum Corp.	7,103	507,296
Materion Corp.	9,658	327,696
Midway Gold Corp.*	20,818	21,859
Molycorp, Inc.*	58,594	274,806
Noranda Aluminum Holding Corp.	6,346	26,082
Olympic Steel, Inc.	1,790	51,373
Paramount Gold and Silver Corp.*	27,143	33,386
RTI International Metals, Inc.*	11,919	331,110
Schnitzer Steel Industries, Inc., Class A	11,295	325,861
Stillwater Mining Co.*	44,721	662,318
SunCoke Energy, Inc.*	27,435	626,615
U.S. Silica Holdings, Inc.	9,284	354,370
Universal Stainless & Alloy Products, Inc.*	1,380	46,603
Walter Energy, Inc.	26,994	204,075
Worthington Industries, Inc.	21,701	830,063

		8,922,223

Paper & Forest Products (0.4%)
Boise Cascade Co.*	2,437	69,796
Clearwater Paper Corp.*	7,656	479,802
Deltic Timber Corp.	4,684	305,537
KapStone Paper and Packaging Corp.*	32,429	935,252
Louisiana-Pacific Corp.*	55,320	933,248
Neenah Paper, Inc.	6,814	352,420
P.H. Glatfelter Co.	17,669	480,950
Resolute Forest Products, Inc.*	27,553	553,540
Schweitzer-Mauduit International, Inc.	13,709	583,866
Wausau Paper Corp.	23,009	292,905

		4,987,316

Total Materials		31,962,142

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	34,404	371,907
Atlantic Tele-Network, Inc.	3,876	255,506
Cbeyond, Inc.*	5,376	38,976
Cincinnati Bell, Inc.*	89,948	311,220
Cogent Communications Group, Inc.	18,710	664,766
Consolidated Communications Holdings, Inc.	16,234	324,842
FairPoint Communications, Inc.*	6,722	91,419
General Communication, Inc., Class A*	11,980	136,692
Hawaiian Telcom Holdco, Inc.*	6,336	180,513
HickoryTech Corp.	2,744	35,096
IDT Corp., Class B	2,993	49,863
inContact, Inc.*	25,368	243,533
Inteliquent, Inc.	6,343	92,164
Iridium Communications, Inc.*	28,337	212,811
Lumos Networks Corp.	11,070	148,006
magicJack VocalTec Ltd.*	3,620	76,853
ORBCOMM, Inc.*	7,909	54,177
Premiere Global Services, Inc.*	22,324	269,227
Straight Path Communications, Inc., Class B*	1,610	11,850
Towerstream Corp.*	13,095	30,773
Vonage Holdings Corp.*	67,279	287,281

		3,887,475

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,618	24,530
Leap Wireless International, Inc.(b)*	23,247	58,582
NII Holdings, Inc.*	74,749	88,951
NTELOS Holdings Corp.	11,815	159,503
RingCentral, Inc., Class A*	1,665	30,137
Shenandoah Telecommunications Co.	9,456	305,334
USA Mobility, Inc.	4,175	75,860

		742,897

Total Telecommunication Services		4,630,372

Utilities (1.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	15,438	809,260
Cleco Corp.	24,840	1,256,407
El Paso Electric Co.	18,022	643,926
Empire District Electric Co.	18,204	442,721
IDACORP, Inc.	19,547	1,084,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MGE Energy, Inc.	15,413	$604,652
NRG Yield, Inc., Class A	9,415	372,175
Otter Tail Corp.	16,235	499,876
PNM Resources, Inc.	31,960	863,879
Portland General Electric Co.	30,110	973,758
UIL Holdings Corp.	22,894	842,728
Unitil Corp.	2,699	88,635
UNS Energy Corp.	16,380	983,291

		9,465,580

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,119	260,156
Delta Natural Gas Co., Inc.	1,342	27,806
Laclede Group, Inc.	14,150	667,173
New Jersey Resources Corp.	16,024	797,995
Northwest Natural Gas Co.	12,294	541,059
Piedmont Natural Gas Co., Inc.	31,090	1,100,275
South Jersey Industries, Inc.	13,132	736,574
Southwest Gas Corp.	18,656	997,163
WGL Holdings, Inc.	21,148	847,189

		5,975,390

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	23,743	68,855
Dynegy, Inc.*	38,589	962,410
Genie Energy Ltd., Class B*	2,622	26,141
Ormat Technologies, Inc.	3,423	102,724
Pattern Energy Group, Inc.	7,259	196,937

		1,357,067

Multi-Utilities (0.2%)
Avista Corp.	23,233	712,091
Black Hills Corp.	17,208	992,041
NorthWestern Corp.	14,723	698,312

		2,402,444

Water Utilities (0.2%)
American States Water Co.	17,091	551,868
Artesian Resources Corp., Class A	1,487	33,398
California Water Service Group	19,443	465,466
Connecticut Water Service, Inc.	2,111	72,133
Consolidated Water Co., Ltd.	2,827	37,260
Middlesex Water Co.	3,071	67,009
Pure Cycle Corp.*	3,227	19,523
SJW Corp.	3,008	88,917
York Water Co.	2,503	51,061

		1,386,635

Total Utilities		20,587,116

Total Common Stocks (56.7%) (Cost $406,470,930)		657,457,931

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15(b)	$4,800	4,608

Total Financials		4,608

Total Corporate Bonds		4,608

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,608

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*†	238	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,858	7,058

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	3,800	—

Total Health Care		7,058

Total Rights (0.0%) (Cost $—)		7,058

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	6,309	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (56.7%) (Cost $406,475,730)		657,469,597
Other Assets Less Liabilities (43.3%)		501,365,969

Net Assets (100%)		$1,158,835,566

*	Non-income producing.

†	Securities (totaling $47,857 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $937,022.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	4,285	June-14	$507,684,376	$501,559,250	$(6,125,126)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$85,648,226	$—	$—		$85,648,226
Consumer Staples	24,163,393	—	—		24,163,393
Energy	37,168,683	—	9,413		37,178,096
Financials	152,513,724	—	—		152,513,724
Health Care	88,493,877	—	38,444		88,532,321
Industrials	95,900,027	30,288	—		95,930,315
Information Technology	116,312,226	—	—	†	116,312,226
Materials	31,962,142	—	—		31,962,142
Telecommunication Services	4,571,790	58,582	—		4,630,372
Utilities	20,587,116	—	—		20,587,116
Corporate Bonds
Financials	—	4,608	—		4,608
Rights
Consumer Discretionary	—	—	—	†	—
Health Care	7,058	—	—	†	7,058
Warrants
Energy	—	—	—	†	—

Total Assets	$657,328,262	$93,478	$47,857		$657,469,597

Liabilities:
Futures	$(6,125,126)	$—	$—		$(6,125,126)

Total Liabilities	$(6,125,126)	$—	$—		$(6,125,126)

Total	$651,203,136	$93,478	$47,857		$651,344,471

†	Value is zero.
(a)	A security with a market value of $35,144 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.
(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,721,902
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,932,819

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,110,155
Aggregate gross unrealized depreciation	(23,913,923)

Net unrealized appreciation	$248,196,232

Federal income tax cost of investments	$409,273,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.5%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	2,800	$100,851
BorgWarner, Inc.	4,960	304,891
Bridgestone Corp.	9,600	339,976
Cie Generale des Etablissements Michelin	2,758	345,472
Continental AG	1,621	388,436
Delphi Automotive plc	6,133	416,185
Denso Corp.	7,200	344,708
GKN plc	24,162	157,292
Goodyear Tire & Rubber Co.	5,300	138,489
Johnson Controls, Inc.	14,895	704,831
Koito Manufacturing Co., Ltd.	1,000	16,895
NGK Spark Plug Co., Ltd.	3,000	67,282
NHK Spring Co., Ltd.	2,000	18,505
NOK Corp.	1,400	22,838
Nokian Renkaat Oyj	1,669	67,636
Pirelli & C. S.p.A.	3,505	55,072
Stanley Electric Co., Ltd.	2,100	46,502
Sumitomo Rubber Industries Ltd.	2,500	31,932
Toyoda Gosei Co., Ltd.	1,000	19,154
Toyota Boshoku Corp.	900	9,113
Toyota Industries Corp.	2,400	115,088
Valeo S.A.	1,113	156,997
Yokohama Rubber Co., Ltd.	3,000	28,146

		3,896,291

Automobiles (0.7%)
Bayerische Motoren Werke (BMW) AG	4,879	615,888
Bayerische Motoren Werke (BMW) AG (Preference)	796	75,239
Daihatsu Motor Co., Ltd.	3,000	52,920
Daimler AG (Registered)	14,185	1,340,554
Fiat S.p.A.*	12,898	150,112
Ford Motor Co.	85,940	1,340,664
Fuji Heavy Industries Ltd.	9,000	242,972
General Motors Co.	28,350	975,807
Harley-Davidson, Inc.	4,800	319,728
Honda Motor Co., Ltd.	24,006	844,073
Isuzu Motors Ltd.	17,000	98,391
Mazda Motor Corp.	39,000	172,704
Mitsubishi Motors Corp.	8,700	90,897
Nissan Motor Co., Ltd.	36,600	325,736
Porsche Automobil Holding SE (Preference)	2,256	231,680
Renault S.A.	2,832	275,917
Suzuki Motor Corp.	5,400	140,673
Toyota Motor Corp.	40,671	2,288,914
Volkswagen AG	435	110,256
Volkswagen AG (Preference)	2,131	552,132
Yamaha Motor Co., Ltd.	4,100	65,204

		10,310,461

Distributors (0.0%)
Genuine Parts Co.	3,385	293,987
Jardine Cycle & Carriage Ltd.	1,467	53,035

		347,022

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,100	41,978
Graham Holdings Co., Class B	91	64,041
H&R Block, Inc.	5,870	177,215

		283,234

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	2,346	120,257
Carnival Corp.	9,455	357,966
Carnival plc	2,707	103,294
Chipotle Mexican Grill, Inc.*	711	403,884
Compass Group plc	26,480	404,722
Crown Resorts Ltd.	5,902	91,078
Darden Restaurants, Inc.	2,815	142,889
Echo Entertainment Group Ltd.	11,556	26,274
Flight Centre Travel Group Ltd.	815	39,699
Galaxy Entertainment Group Ltd.*	31,074	271,385
Genting Singapore plc	90,000	95,716
InterContinental Hotels Group plc	3,818	122,886
International Game Technology	5,420	76,205
Marriott International, Inc., Class A	4,870	272,817
McDonald’s Corp.	21,695	2,126,761
McDonald’s Holdings Co. Japan Ltd.	1,008	27,098
MGM China Holdings Ltd.	14,000	49,415
Oriental Land Co., Ltd.	800	121,547
Sands China Ltd.	35,637	267,583
Shangri-La Asia Ltd.	22,000	36,130
SJM Holdings Ltd.	28,636	80,803
Sodexo S.A.	1,389	145,821
Starbucks Corp.	16,465	1,208,202
Starwood Hotels & Resorts Worldwide, Inc.	4,150	330,340
Tabcorp Holdings Ltd.	11,113	35,216
Tatts Group Ltd.	20,879	56,182
TUI Travel plc	6,588	48,145
Whitbread plc	2,664	184,805
William Hill plc	12,776	72,686
Wyndham Worldwide Corp.	2,850	208,706
Wynn Macau Ltd.	22,929	95,460
Wynn Resorts Ltd.	1,745	387,652
Yum! Brands, Inc.	9,730	733,545

		8,745,169

Household Durables (0.2%)
Casio Computer Co., Ltd.	3,200	37,794
D.R. Horton, Inc.	6,185	133,905
Electrolux AB	3,545	77,367
Garmin Ltd.	2,680	148,097
Harman International Industries, Inc.	1,450	154,280
Husqvarna AB, Class B	5,952	41,578
Iida Group Holdings Co., Ltd.	1,952	27,132
Leggett & Platt, Inc.	3,005	98,083
Lennar Corp., Class A	3,775	149,565
Mohawk Industries, Inc.*	1,350	183,573
Newell Rubbermaid, Inc.	6,160	184,184
Nikon Corp.	5,000	80,375
Panasonic Corp.	32,500	370,769
Persimmon plc*	4,485	100,675
PulteGroup, Inc.	7,435	142,678
Rinnai Corp.	500	43,853
Sekisui Chemical Co., Ltd.	6,000	62,259
Sekisui House Ltd.	8,000	99,122
Sharp Corp.*	22,000	66,806
Sony Corp.	15,300	291,667
Whirlpool Corp.	1,765	263,797

		2,757,559

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,146	2,741,292
ASOS plc*	799	69,165
Expedia, Inc.	2,227	161,457
Netflix, Inc.*	1,328	467,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
priceline.com, Inc.*	1,179	$1,405,238
Rakuten, Inc.	10,722	142,792
TripAdvisor, Inc.*	2,457	222,580

		5,210,020

Leisure Products (0.1%)
Hasbro, Inc.	2,525	140,441
Mattel, Inc.	7,310	293,204
Namco Bandai Holdings, Inc.	2,600	61,404
Sankyo Co., Ltd.	800	33,627
Sega Sammy Holdings, Inc.	2,800	62,586
Shimano, Inc.	1,200	120,479
Yamaha Corp.	2,300	29,568

		741,309

Media (1.1%)
Axel Springer SE	583	37,341
British Sky Broadcasting Group plc	15,187	231,467
Cablevision Systems Corp. - New York Group, Class A	4,580	77,265
CBS Corp. (Non-Voting), Class B	12,195	753,651
Comcast Corp., Class A	56,760	2,839,135
Dentsu, Inc.	3,237	122,588
DIRECTV*	10,605	810,434
Discovery Communications, Inc., Class A*	4,905	405,643
Eutelsat Communications S.A.	2,108	71,643
Gannett Co., Inc.	4,950	136,620
Hakuhodo DY Holdings, Inc.	3,430	23,879
Interpublic Group of Cos., Inc.	9,035	154,860
ITV plc	56,342	180,198
J.C. Decaux S.A.	982	43,004
Kabel Deutschland Holding AG	326	44,806
Lagardere S.C.A.	1,642	65,268
News Corp., Class A*	10,786	185,735
Omnicom Group, Inc.	5,580	405,108
Pearson plc	12,059	213,842
ProSiebenSat.1 Media AG (Registered)	3,224	147,857
Publicis Groupe S.A.	2,670	241,485
REA Group Ltd.	777	35,146
Reed Elsevier N.V.	10,230	221,375
Reed Elsevier plc	17,214	263,246
RTL Group S.A.	571	65,056
Scripps Networks Interactive, Inc., Class A	2,345	178,009
SES S.A. (FDR)	4,477	167,161
Singapore Press Holdings Ltd.	23,000	76,772
Sky Deutschland AG*	6,462	55,724
Telenet Group Holding N.V.	762	46,961
Time Warner Cable, Inc.	6,150	843,657
Time Warner, Inc.	19,695	1,286,674
Toho Co., Ltd.	1,700	34,238
Twenty-First Century Fox, Inc., Class A	42,735	1,366,238
Viacom, Inc., Class B	8,800	747,912
Walt Disney Co.	35,606	2,850,972
Wolters Kluwer N.V.	4,448	125,632
WPP plc	19,817	409,972

		15,966,574

Multiline Retail (0.2%)
Dollar General Corp.*	6,410	355,627
Dollar Tree, Inc.*	4,470	233,245
Don Quijote Holdings Co., Ltd.	800	41,262
Family Dollar Stores, Inc.	2,110	122,401
Harvey Norman Holdings Ltd.	7,825	23,964
Isetan Mitsukoshi Holdings Ltd.	5,200	64,681
J. Front Retailing Co., Ltd.	7,000	48,533
Kohl’s Corp.	4,350	247,080
Macy’s, Inc.	7,960	471,948
Marks & Spencer Group plc	23,812	179,394
Marui Group Co., Ltd.	3,200	27,623
Next plc	2,285	251,915
Nordstrom, Inc.	3,080	192,346
Takashimaya Co., Ltd.	3,000	28,100
Target Corp.	13,800	835,038

		3,123,157

Specialty Retail (0.6%)
ABC-Mart, Inc.	400	17,335
AutoNation, Inc.*	1,410	75,054
AutoZone, Inc.*	755	405,510
Bed Bath & Beyond, Inc.*	4,615	317,512
Best Buy Co., Inc.	5,885	155,423
CarMax, Inc.*	4,860	227,448
Fast Retailing Co., Ltd.	800	289,610
GameStop Corp., Class A	2,485	102,133
Gap, Inc.	5,745	230,145
Hennes & Mauritz AB, Class B	13,989	596,172
Home Depot, Inc.	30,685	2,428,104
Inditex S.A.	3,215	483,230
Kingfisher plc	34,961	246,120
L Brands, Inc.	5,255	298,326
Lowe’s Cos., Inc.	22,715	1,110,763
Nitori Holdings Co., Ltd.	1,050	45,462
O’Reilly Automotive, Inc.*	2,315	343,523
PetSmart, Inc.	2,240	154,314
Ross Stores, Inc.	4,740	339,147
Sanrio Co., Ltd.	700	23,562
Shimamura Co., Ltd.	400	34,566
Staples, Inc.	14,320	162,389
Tiffany & Co.	2,450	211,068
TJX Cos., Inc.	15,470	938,256
Tractor Supply Co.	3,054	215,704
Urban Outfitters, Inc.*	2,310	84,246
USS Co., Ltd.	3,230	45,271
Yamada Denki Co., Ltd.	13,520	45,001

		9,625,394

Textiles, Apparel & Luxury Goods (0.4%)
Adidas AG	3,083	334,003
Asics Corp.	2,000	39,234
Burberry Group plc	6,533	152,265
Christian Dior S.A.	804	155,000
Cie Financiere Richemont S.A.
(Registered), Class A	7,691	736,429
Coach, Inc.	6,100	302,926
Fossil Group, Inc.*	1,106	128,971
Hugo Boss AG	467	62,195
Kering	1,115	227,733
Li & Fung Ltd.	86,000	127,493
Luxottica Group S.p.A.	2,462	142,367
LVMH Moet Hennessy Louis Vuitton S.A.	3,740	680,837
Michael Kors Holdings Ltd.*	3,963	369,629
NIKE, Inc., Class B	16,260	1,200,963
PVH Corp.	1,752	218,597
Ralph Lauren Corp.	1,329	213,876
Swatch Group AG	455	285,967
Swatch Group AG (Registered)	640	74,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	7,620	$471,526
Yue Yuen Industrial Holdings Ltd.	10,500	34,259

		5,958,558

Total Consumer Discretionary		66,964,748

Consumer Staples (3.8%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	11,841	1,244,598
Asahi Group Holdings Ltd.	5,700	159,899
Beam, Inc.	3,555	296,132
Brown-Forman Corp., Class B	3,542	317,682
Carlsberg A/S, Class B	1,576	157,050
Coca-Cola Amatil Ltd.	8,437	86,336
Coca-Cola Co.	82,680	3,196,409
Coca-Cola Enterprises, Inc.	5,265	251,456
Coca-Cola HBC AG (CDI)	2,952	73,553
Coca-Cola West Co., Ltd.	900	15,689
Constellation Brands, Inc., Class A*	3,600	305,892
Diageo plc	36,983	1,147,834
Dr. Pepper Snapple Group, Inc.	4,320	235,267
Heineken Holding N.V.	1,486	95,973
Heineken N.V.	3,395	236,576
Kirin Holdings Co., Ltd.	13,000	180,713
Molson Coors Brewing Co., Class B	3,455	203,361
Monster Beverage Corp.*	2,930	203,489
PepsiCo, Inc.	33,450	2,793,075
Pernod-Ricard S.A.	3,129	364,545
Remy Cointreau S.A.	367	29,481
SABMiller plc	14,184	708,467
Suntory Beverage & Food Ltd.	2,049	70,522
Treasury Wine Estates Ltd.	9,535	31,231

		12,405,230

Food & Staples Retailing (0.8%)
Aeon Co., Ltd.	9,200	103,580
Carrefour S.A.	9,067	351,355
Casino Guichard Perrachon S.A.	832	99,174
Colruyt S.A.	1,118	61,721
Costco Wholesale Corp.	9,575	1,069,336
CVS Caremark Corp.	25,910	1,939,623
Delhaize Group S.A.	1,510	110,652
Distribuidora Internacional de Alimentacion S.A.	8,633	79,014
FamilyMart Co., Ltd.	900	39,505
J Sainsbury plc	18,210	96,067
Jeronimo Martins SGPS S.A.	3,709	62,300
Koninklijke Ahold N.V.	13,708	275,545
Kroger Co.	11,305	493,463
Lawson, Inc.	1,000	70,685
Metcash Ltd.	12,975	31,528
Metro AG	1,910	78,036
Olam International Ltd.	21,000	37,135
Safeway, Inc.	5,280	195,043
Seven & I Holdings Co., Ltd.	11,100	423,367
Sysco Corp.	12,650	457,044
Tesco plc	119,111	587,034
Walgreen Co.	18,955	1,251,599
Wal-Mart Stores, Inc.	35,301	2,698,055
Wesfarmers Ltd.	16,845	643,799
Whole Foods Market, Inc.	8,040	407,708
WM Morrison Supermarkets plc	32,676	116,142
Woolworths Ltd.	18,483	612,529

		12,391,039

Food Products (0.9%)
Ajinomoto Co., Inc.	8,466	121,276
Archer-Daniels-Midland Co.	14,275	619,392
Aryzta AG*	1,285	113,610
Associated British Foods plc	5,249	243,409
Barry Callebaut AG (Registered)*	33	44,511
Calbee, Inc.	1,069	25,229
Campbell Soup Co.	3,840	172,339
ConAgra Foods, Inc.	9,165	284,390
Danone S.A.	8,368	591,895
General Mills, Inc.	13,835	716,930
Golden Agri-Resources Ltd.	104,000	47,622
Hershey Co.	3,325	347,130
Hormel Foods Corp.	2,895	142,637
J.M. Smucker Co.	2,260	219,762
Kellogg Co.	5,580	349,922
Kerry Group plc, Class A	2,201	167,587
Keurig Green Mountain, Inc.	2,836	299,453
Kikkoman Corp.	2,000	37,676
Kraft Foods Group, Inc.	12,935	725,654
Lindt & Spruengli AG	13	64,441
Lindt & Spruengli AG (Registered)	2	117,751
McCormick & Co., Inc. (Non-Voting)	2,850	204,459
Mead Johnson Nutrition Co.	4,355	362,075
MEIJI Holdings Co., Ltd.	900	56,704
Mondelez International, Inc., Class A	38,205	1,319,983
Nestle S.A. (Registered)	47,513	3,580,050
Nippon Meat Packers, Inc.	2,000	29,870
Nisshin Seifun Group, Inc.	2,700	29,637
Nissin Foods Holdings Co., Ltd.	900	40,545
Orkla ASA	11,259	95,984
Suedzucker AG	1,203	34,304
Tate & Lyle plc	6,862	76,460
Toyo Suisan Kaisha Ltd.	1,000	33,335
Tyson Foods, Inc., Class A	5,830	256,578
Unilever N.V. (CVA)	24,001	986,858
Unilever plc	18,910	807,644
Wilmar International Ltd.	28,000	77,096
Yakult Honsha Co., Ltd.	1,300	65,163
Yamazaki Baking Co., Ltd.	842	9,956

		13,519,317

Household Products (0.6%)
Clorox Co.	2,795	245,988
Colgate-Palmolive Co.	19,110	1,239,666
Henkel AG & Co. KGaA	1,914	192,397
Henkel AG & Co. KGaA (Preference)	2,625	282,519
Kimberly-Clark Corp.	8,320	917,280
Procter & Gamble Co.	59,250	4,775,550
Reckitt Benckiser Group plc	9,545	777,896
Svenska Cellulosa AB S.C.A., Class B	8,646	254,564
Unicharm Corp.	1,700	91,016

		8,776,876

Personal Products (0.1%)
Avon Products, Inc.	9,390	137,470
Beiersdorf AG	1,486	144,923
Estee Lauder Cos., Inc., Class A	5,590	373,859
Kao Corp.	7,600	268,938
L’Oreal S.A.	3,563	587,807
Shiseido Co., Ltd.	5,300	93,117

		1,606,114

Tobacco (0.6%)
Altria Group, Inc.	43,545	1,629,889
British American Tobacco plc	27,833	1,549,575
Imperial Tobacco Group plc	14,241	575,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	16,207	$508,192
Lorillard, Inc.	7,975	431,288
Philip Morris International, Inc.	34,905	2,857,672
Reynolds American, Inc.	6,825	364,592
Swedish Match AB	2,976	97,229

		8,014,346

Total Consumer Staples		56,712,922

Energy (3.4%)
Energy Equipment & Services (0.6%)
Aker Solutions ASA	2,422	37,716
AMEC plc	4,383	82,063
Baker Hughes, Inc.	9,655	627,768
Cameron International Corp.*	5,130	316,880
CGG S.A.*	2,346	37,684
Diamond Offshore Drilling, Inc.	1,480	72,165
Ensco plc, Class A	5,030	265,483
FMC Technologies, Inc.*	5,120	267,725
Fugro N.V. (CVA)	1,038	63,904
Halliburton Co.	18,415	1,084,459
Helmerich & Payne, Inc.	2,380	255,993
Nabors Industries Ltd.	5,630	138,780
National Oilwell Varco, Inc.	9,310	724,970
Noble Corp. plc	5,495	179,906
Petrofac Ltd.	3,823	91,924
Rowan Cos., plc, Class A*	2,690	90,599
Saipem S.p.A.	3,901	95,314
Schlumberger Ltd.	28,700	2,798,250
Seadrill Ltd.	5,531	195,244
Subsea 7 S.A.	3,887	72,245
Technip S.A.	1,499	154,770
Tenaris S.A.	6,958	153,975
Transocean Ltd.	12,641	522,161
WorleyParsons Ltd.	3,049	42,831

		8,372,809

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	11,005	932,784
Apache Corp.	8,735	724,568
BG Group plc	50,227	936,749
BP plc	274,770	2,200,447
Cabot Oil & Gas Corp.	9,140	309,663
Caltex Australia Ltd.	1,989	40,853
Chesapeake Energy Corp.	11,010	282,076
Chevron Corp.	41,930	4,985,896
ConocoPhillips Co.	26,670	1,876,234
CONSOL Energy, Inc.	4,960	198,152
Delek Group Ltd.	61	24,363
Denbury Resources, Inc.	7,910	129,724
Devon Energy Corp.	8,310	556,188
Eni S.p.A.	37,481	941,247
EOG Resources, Inc.	6,005	1,178,001
EQT Corp	3,335	323,395
Exxon Mobil Corp.	95,173	9,296,499
Galp Energia SGPS S.A., Class B	5,113	88,401
Hess Corp.	6,220	515,514
Idemitsu Kosan Co., Ltd.	1,300	26,771
INPEX Corp.	12,927	167,418
Japan Petroleum Exploration Co.	500	16,612
JX Holdings, Inc.	33,000	158,649
Kinder Morgan, Inc.	14,630	475,329
Koninklijke Vopak N.V.	1,036	57,889
Lundin Petroleum AB*	3,279	67,396
Marathon Oil Corp.	15,170	538,838
Marathon Petroleum Corp.	6,530	568,371
Murphy Oil Corp.	3,855	242,325
Neste Oil Oyj	1,889	38,513
Newfield Exploration Co.*	2,905	91,101
Noble Energy, Inc.	7,800	554,112
Occidental Petroleum Corp.	17,555	1,672,816
OMV AG	2,170	98,553
ONEOK, Inc.	4,460	264,255
Origin Energy Ltd.	16,225	215,132
Peabody Energy Corp.	5,825	95,180
Phillips 66	13,110	1,010,257
Pioneer Natural Resources Co.	3,180	595,105
QEP Resources, Inc.	3,820	112,461
Range Resources Corp.	3,535	293,299
Repsol S.A.	12,811	327,364
Royal Dutch Shell plc, Class A	56,882	2,079,223
Royal Dutch Shell plc, Class B	36,529	1,425,119
Santos Ltd.	14,322	179,398
Showa Shell Sekiyu KK	2,700	24,097
Southwestern Energy Co.*	7,600	349,676
Spectra Energy Corp.	14,570	538,216
Statoil ASA	16,443	464,432
Tesoro Corp.	2,855	144,434
TonenGeneral Sekiyu KK	4,000	35,260
Total S.A.	31,516	2,069,969
Tullow Oil plc	13,406	167,477
Valero Energy Corp.	11,735	623,129
Williams Cos., Inc.	14,850	602,613
Woodside Petroleum Ltd.	9,712	351,578

		42,283,121

Total Energy		50,655,930

Financials (7.3%)
Banks (2.7%)
Aozora Bank Ltd.	15,000	42,691
Australia & New Zealand Banking Group Ltd.	40,424	1,242,357
Banca Monte dei Paschi di Siena S.p.A.*	94,660	34,549
Banco Bilbao Vizcaya Argentaria S.A.	85,247	1,025,673
Banco de Sabadell S.A.	50,522	156,258
Banco Espirito Santo S.A. (Registered)*	26,639	50,027
Banco Popular Espanol S.A.	24,273	183,695
Banco Santander S.A.	170,864	1,631,621
Bank Hapoalim B.M.	15,544	88,688
Bank Leumi Le-Israel B.M.*	18,453	72,048
Bank of East Asia Ltd.	18,400	72,088
Bank of Ireland*	333,776	142,005
Bank of Kyoto Ltd.	4,415	36,402
Bank of Queensland Ltd.	4,711	56,268
Bank of Yokohama Ltd.	17,000	84,736
Bankia S.A.*	59,391	125,584
Barclays plc	225,398	879,193
BB&T Corp.	15,315	615,204
Bendigo and Adelaide Bank Ltd.	6,109	64,622
BNP Paribas S.A.	15,369	1,188,121
BOC Hong Kong Holdings Ltd.	54,500	155,595
CaixaBank S.A.	25,861	166,590
Chiba Bank Ltd.	10,000	61,552
Chugoku Bank Ltd.	2,475	32,970
Citigroup, Inc.	66,030	3,143,028
Comerica, Inc.	3,970	205,646
Commerzbank AG*	14,258	262,323
Commonwealth Bank of Australia	23,750	1,709,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Agricole S.A.*	18,309	$289,153
Danske Bank A/S	9,659	269,340
DBS Group Holdings Ltd.	25,000	321,862
DNB ASA	14,399	250,579
Erste Group Bank AG	3,800	130,073
Fifth Third Bancorp	19,175	440,066
Fukuoka Financial Group, Inc.	11,000	45,134
Gunma Bank Ltd.	5,000	27,198
Hachijuni Bank Ltd.	6,000	34,042
Hang Seng Bank Ltd.	11,300	180,267
Hiroshima Bank Ltd.	7,000	29,357
Hokuhoku Financial Group, Inc.	16,000	30,665
HSBC Holdings plc	276,231	2,796,878
Huntington Bancshares, Inc./Ohio	18,005	179,510
Intesa Sanpaolo S.p.A.	171,293	581,687
Iyo Bank Ltd.	3,000	28,633
Joyo Bank Ltd.	9,000	44,806
KBC Groep N.V.	3,686	227,145
KeyCorp.	19,500	277,680
Lloyds Banking Group plc*	736,049	923,847
M&T Bank Corp.	2,840	344,492
Mitsubishi UFJ Financial Group, Inc.	187,762	1,030,000
Mizrahi Tefahot Bank Ltd.	1,858	25,421
Mizuho Financial Group, Inc.	338,700	668,273
National Australia Bank Ltd.	34,616	1,140,863
Natixis S.A.	21,679	159,330
Nishi-Nippon City Bank Ltd.	9,000	20,188
Nordea Bank AB	44,752	635,580
Oversea-Chinese Banking Corp., Ltd.†	38,000	287,288
PNC Financial Services Group, Inc.	11,550	1,004,850
Raiffeisen Bank International AG	1,728	57,740
Regions Financial Corp.	30,010	333,411
Resona Holdings, Inc.	32,500	156,876
Royal Bank of Scotland Group plc*	31,905	165,737
Seven Bank Ltd.	8,773	34,362
Shinsei Bank Ltd.	24,000	47,089
Shizuoka Bank Ltd.	8,000	77,972
Skandinaviska Enskilda Banken AB, Class A	22,380	307,019
Societe Generale S.A.	11,462	707,563
Standard Chartered plc	35,752	747,725
Sumitomo Mitsui Financial Group, Inc.	18,800	801,378
Sumitomo Mitsui Trust Holdings, Inc.	48,000	216,448
SunTrust Banks, Inc.	11,570	460,370
Suruga Bank Ltd.	3,000	52,729
Svenska Handelsbanken AB, Class A	7,354	369,600
Swedbank AB, Class A	13,343	357,833
U.S. Bancorp/Minnesota	39,795	1,705,614
UniCredit S.p.A.	63,971	585,601
Unione di Banche Italiane S.c.p.A.	12,621	119,176
United Overseas Bank Ltd.	19,000	327,735
Wells Fargo & Co.	104,480	5,196,835
Westpac Banking Corp.	45,807	1,469,078
Yamaguchi Financial Group, Inc.	3,092	27,796
Zions Bancorp	4,020	124,540

		40,403,608

Capital Markets (0.8%)
3i Group plc	14,315	95,062
Aberdeen Asset Management plc	14,134	92,148
Ameriprise Financial, Inc.	4,230	465,596
Bank of New York Mellon Corp.	25,010	882,603
BlackRock, Inc.	2,775	872,682
Charles Schwab Corp.	25,260	690,356
Credit Suisse Group AG (Registered)*	22,331	723,120
Daiwa Securities Group, Inc.	24,000	208,447
Deutsche Bank AG (Registered)	15,021	671,900
E*TRADE Financial Corp.*	6,225	143,299
Franklin Resources, Inc.	8,735	473,262
Goldman Sachs Group, Inc.	9,170	1,502,505
Hargreaves Lansdown plc	3,145	76,496
ICAP plc	8,111	51,133
Invesco Ltd.	9,640	356,680
Investec plc	8,520	68,966
Julius Baer Group Ltd.*	3,298	146,594
Legg Mason, Inc.	2,255	110,585
Macquarie Group Ltd.	4,257	229,609
Mediobanca S.p.A.*	7,612	87,195
Morgan Stanley	30,140	939,464
Nomura Holdings, Inc.	53,500	342,603
Northern Trust Corp.	4,900	321,244
Partners Group Holding AG	256	71,994
SBI Holdings, Inc.	2,977	35,802
Schroders plc	1,499	65,022
State Street Corp.	9,575	665,941
T. Rowe Price Group, Inc.	5,695	468,983
UBS AG (Registered)*	53,772	1,110,175

		11,969,466

Consumer Finance (0.3%)
Acom Co., Ltd.*	5,870	18,732
AEON Financial Service Co., Ltd.	1,700	38,265
American Express Co.	20,085	1,808,252
Capital One Financial Corp.	12,572	970,055
Credit Saison Co., Ltd.	2,300	45,678
Discover Financial Services	10,440	607,504
SLM Corp.	9,410	230,357

		3,718,843

Diversified Financial Services (1.3%)
ASX Ltd.	2,853	95,483
Bank of America Corp.	232,444	3,998,037
Berkshire Hathaway, Inc., Class B*	39,220	4,901,323
CME Group, Inc./Illinois	6,880	509,189
Deutsche Boerse AG	2,844	226,321
Eurazeo S.A.	1,179	106,069
Exor S.p.A.	1,451	65,208
First Pacific Co., Ltd.	34,936	34,847
Groupe Bruxelles Lambert S.A.	1,189	118,804
Hong Kong Exchanges and Clearing Ltd.	16,200	245,763
Industrivarden AB, Class C	1,816	35,234
ING Groep N.V. (CVA)*	56,569	803,992
IntercontinentalExchange Group, Inc.	2,560	506,445
Investment AB Kinnevik, Class B	3,295	121,798
Investor AB, Class B	6,711	243,141
Japan Exchange Group, Inc.	3,640	88,619
JPMorgan Chase & Co.	81,880	4,970,935
Leucadia National Corp.	6,745	188,860
London Stock Exchange Group plc	2,597	85,389
McGraw Hill Financial, Inc.	5,860	447,118
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,570	41,906
Moody’s Corp.	4,115	326,402
NASDAQ OMX Group, Inc.	2,445	90,318
ORIX Corp.	19,110	268,403
Pargesa Holding S.A.	399	34,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pohjola Bank plc, Class A	2,042	$45,458
Singapore Exchange Ltd.	12,076	66,599
Wendel S.A.	855	133,011

		18,799,216

Insurance (1.3%)
ACE Ltd.	7,455	738,492
Admiral Group plc	2,848	67,869
Aegon N.V.	26,693	245,541
Aflac, Inc.	10,120	637,965
Ageas	3,268	145,742
AIA Group Ltd.	177,450	843,092
Allianz SE (Registered)	6,726	1,136,689
Allstate Corp.	9,890	559,576
American International Group, Inc.	32,094	1,605,021
AMP Ltd.	43,577	201,573
Aon plc	6,605	556,669
Assicurazioni Generali S.p.A.	17,204	383,917
Assurant, Inc.	1,565	101,662
Aviva plc	43,418	345,808
Baloise Holding AG (Registered)	700	88,020
Chubb Corp.	5,510	492,043
Cincinnati Financial Corp.	3,215	156,442
CNP Assurances S.A.	5,193	110,044
Dai-ichi Life Insurance Co., Ltd.	12,524	181,650
Delta Lloyd N.V.	2,826	78,433
Direct Line Insurance Group plc	16,575	65,700
Genworth Financial, Inc., Class A*	10,725	190,154
Gjensidige Forsikring ASA	2,947	59,942
Hannover Rueck SE	889	79,510
Hartford Financial Services Group, Inc.	9,715	342,648
Insurance Australia Group Ltd.	33,863	175,257
Legal & General Group plc	87,174	297,913
Lincoln National Corp.	5,675	287,552
Loews Corp.	6,575	289,629
Mapfre S.A.	15,880	67,049
Marsh & McLennan Cos., Inc.	11,940	588,642
MetLife, Inc.	24,420	1,289,376
MS&AD Insurance Group Holdings, Inc.	7,500	171,499
Muenchener Rueckversicherungs AG (Registered)	2,643	577,408
NKSJ Holdings, Inc.	5,000	128,267
Old Mutual plc	72,149	242,257
Principal Financial Group, Inc.	5,875	270,191
Progressive Corp.	12,000	290,640
Prudential Financial, Inc.	10,130	857,505
Prudential plc	37,708	798,814
QBE Insurance Group Ltd.	18,075	215,050
Resolution Ltd.	20,893	104,176
RSA Insurance Group plc	54,211	80,927
Sampo Oyj, Class A	6,587	342,224
SCOR SE	3,924	137,496
Sony Financial Holdings, Inc.	2,563	41,915
Standard Life plc	35,015	220,656
Suncorp Group Ltd.	18,956	226,363
Swiss Life Holding AG (Registered)*	473	116,252
Swiss Reinsurance AG*	5,189	481,474
T&D Holdings, Inc.	8,500	100,883
Tokio Marine Holdings, Inc.	10,200	305,799
Torchmark Corp.	1,962	154,409
Travelers Cos., Inc.	7,895	671,865
Tryg A/S	362	35,797
UnipolSai S.p.A.*	13,265	50,886
Unum Group	5,640	199,148
Vienna Insurance Group AG Wiener Versicherung Gruppe	566	27,953
XL Group plc	6,080	190,000
Zurich Insurance Group AG*	2,194	674,219

		20,123,693

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	8,555	700,398
Apartment Investment & Management Co. (REIT), Class A	3,100	93,682
Ascendas Real Estate Investment Trust (REIT)	30,000	53,881
AvalonBay Communities, Inc. (REIT)	2,665	349,968
Boston Properties, Inc. (REIT)	3,345	383,103
British Land Co. plc (REIT)	14,040	153,254
CapitaCommercial Trust (REIT)	29,000	34,283
CapitaMall Trust (REIT)	35,000	52,566
CFS Retail Property Trust Group (REIT)	30,898	54,173
Corio N.V. (REIT)	1,014	46,374
Crown Castle International Corp. (REIT)	7,250	534,905
Dexus Property Group (REIT)	81,477	80,109
Equity Residential (REIT)	7,260	421,007
Federation Centres Ltd. (REIT)	21,034	46,048
Fonciere des Regions (REIT)	1,029	95,298
Gecina S.A. (REIT)	736	97,900
General Growth Properties, Inc. (REIT)	11,710	257,620
Goodman Group (REIT)	25,323	111,131
GPT Group (REIT)	24,971	84,771
Hammerson plc (REIT)	10,503	97,108
HCP, Inc. (REIT)	9,900	384,021
Health Care REIT, Inc. (REIT)	6,290	374,884
Host Hotels & Resorts, Inc. (REIT)	16,395	331,835
ICADE (REIT)	1,118	110,715
Intu Properties plc (REIT)	10,043	47,284
Japan Prime Realty Investment Corp. (REIT)	12	38,803
Japan Real Estate Investment Corp. (REIT)	18	90,276
Japan Retail Fund Investment Corp. (REIT)	35	68,856
Kimco Realty Corp. (REIT)	8,850	193,638
Klepierre S.A. (REIT)	2,731	122,305
Land Securities Group plc (REIT)	11,591	197,526
Link REIT (REIT)	34,000	167,320
Macerich Co. (REIT)	3,030	188,860
Mirvac Group (REIT)	53,997	85,160
Nippon Building Fund, Inc. (REIT)	21	109,591
Nippon Prologis REIT, Inc. (REIT)	20	40,316
Plum Creek Timber Co., Inc. (REIT)	3,785	159,121
Prologis, Inc. (REIT)	10,812	441,454
Public Storage (REIT)	3,205	540,010
Segro plc (REIT)	10,935	60,597
Simon Property Group, Inc. (REIT)	6,790	1,113,560
Stockland Corp., Ltd. (REIT)	33,971	118,189
Unibail-Rodamco SE (REIT)	1,433	372,601
United Urban Investment Corp. (REIT)	36	52,849
Ventas, Inc. (REIT)	6,389	386,982
Vornado Realty Trust (REIT)	3,760	370,586
Westfield Group (REIT)	29,086	276,610
Westfield Retail Trust (REIT)	43,894	121,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	12,660	$371,571

		10,684,431

Real Estate Management & Development (0.2%)
Aeon Mall Co., Ltd.	1,670	42,851
CapitaLand Ltd.	37,000	85,165
CapitaMalls Asia Ltd.	20,072	28,544
CBRE Group, Inc., Class A*	5,990	164,306
Cheung Kong Holdings Ltd.	20,000	332,322
City Developments Ltd.	6,000	48,277
Daito Trust Construction Co., Ltd.	1,100	101,636
Daiwa House Industry Co., Ltd.	9,000	152,368
Deutsche Wohnen AG	4,217	90,462
Global Logistic Properties Ltd.	45,581	95,973
Hang Lung Properties Ltd.	32,000	92,080
Henderson Land Development Co., Ltd.	15,800	92,473
Hulic Co., Ltd.	3,947	53,922
Hysan Development Co., Ltd.	9,000	39,227
Immofinanz AG*	14,138	66,122
Keppel Land Ltd.	10,000	26,782
Kerry Properties Ltd.	9,500	31,666
Lend Lease Group	8,072	88,771
Mitsubishi Estate Co., Ltd.	19,000	452,161
Mitsui Fudosan Co., Ltd.	12,000	365,313
New World Development Co., Ltd.	54,854	55,199
Nomura Real Estate Holdings, Inc.	1,836	34,974
NTT Urban Development Corp.	1,697	15,945
Sino Land Co., Ltd.	44,000	64,708
Sumitomo Realty & Development Co., Ltd.	6,000	234,475
Sun Hung Kai Properties Ltd.	23,000	282,020
Swire Pacific Ltd., Class A	10,000	116,739
Swire Properties Ltd.	17,238	49,275
Swiss Prime Site AG (Registered)*	803	68,303
Tokyo Tatemono Co., Ltd.	6,000	51,341
Tokyu Fudosan Holdings Corp.	7,553	56,217
UOL Group Ltd.	6,000	29,844
Wharf Holdings Ltd.	22,000	140,846
Wheelock & Co., Ltd.	13,000	50,899

		3,701,206

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,340	101,642
People’s United Financial, Inc.	6,910	102,752

		204,394

Total Financials		109,604,857

Health Care (4.6%)
Biotechnology (0.6%)
Actelion Ltd. (Registered)*	1,507	142,894
Alexion Pharmaceuticals, Inc.*	4,250	646,552
Amgen, Inc.	16,481	2,032,767
Biogen Idec, Inc.*	5,210	1,593,583
Celgene Corp.*	9,030	1,260,588
CSL Ltd.	7,173	462,895
Gilead Sciences, Inc.*	33,440	2,369,558
Grifols S.A.	2,198	120,672
Regeneron Pharmaceuticals, Inc.*	1,700	510,476
Vertex Pharmaceuticals, Inc.*	5,073	358,763

		9,498,748

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	33,650	1,295,861
Baxter International, Inc.	11,830	870,451
Becton, Dickinson and Co.	4,245	497,005
Boston Scientific Corp.*	29,015	392,283
C.R. Bard, Inc.	1,745	258,225
CareFusion Corp.*	4,540	182,599
Cochlear Ltd.	841	44,476
Coloplast A/S, Class B	1,637	132,647
Covidien plc	9,985	735,495
DENTSPLY International, Inc.	3,055	140,652
Edwards Lifesciences Corp.*	2,349	174,225
Elekta AB, Class B	5,430	72,354
Essilor International S.A.	3,016	304,762
Getinge AB, Class B	2,949	83,118
Intuitive Surgical, Inc.*	827	362,218
Medtronic, Inc.	21,740	1,337,880
Olympus Corp.*	3,500	112,728
Smith & Nephew plc	13,167	199,494
Sonova Holding AG (Registered)*	743	108,701
St. Jude Medical, Inc.	6,345	414,900
Stryker Corp.	6,385	520,186
Sysmex Corp.	2,200	70,586
Terumo Corp.	4,600	100,284
Varian Medical Systems, Inc.*	2,270	190,657
William Demant Holding A/S*	376	32,209
Zimmer Holdings, Inc.	3,770	356,567

		8,990,563

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,967	597,286
Alfresa Holdings Corp.	600	39,049
AmerisourceBergen Corp.	4,985	326,966
Cardinal Health, Inc.	7,470	522,751
Celesio AG	669	22,864
Cigna Corp.	5,985	501,124
DaVita HealthCare Partners, Inc.*	3,810	262,318
Express Scripts Holding Co.*	17,539	1,317,004
Fresenius Medical Care AG & Co. KGaA	3,180	221,859
Fresenius SE & Co. KGaA	1,851	289,645
Humana, Inc.	3,420	385,502
Laboratory Corp. of America Holdings*	1,915	188,072
McKesson Corp.	4,995	881,967
Medipal Holdings Corp.	1,900	29,009
Miraca Holdings, Inc.	800	34,986
Patterson Cos., Inc.	1,725	72,036
Quest Diagnostics, Inc.	3,185	184,475
Ramsay Health Care Ltd.	1,935	86,399
Ryman Healthcare Ltd.	5,498	41,884
Sonic Healthcare Ltd.	5,605	89,819
Suzuken Co., Ltd.	1,000	38,646
Tenet Healthcare Corp.*	2,142	91,699
UnitedHealth Group, Inc.	21,885	1,794,351
WellPoint, Inc.	6,435	640,604

		8,660,315

Health Care Technology (0.0%)
Cerner Corp.*	6,400	360,000
M3, Inc.	2,200	36,074

		396,074

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,180	401,506
Lonza Group AG (Registered)*	780	79,791
PerkinElmer, Inc.	2,370	106,792
QIAGEN N.V.*	3,454	72,441
Thermo Fisher Scientific, Inc.	8,665	1,041,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,915	$207,605

		1,910,015

Pharmaceuticals (2.7%)
AbbVie, Inc.	34,670	1,782,038
Actavis plc*	3,855	793,552
Allergan, Inc.	6,530	810,373
Astellas Pharma, Inc.	32,000	379,088
AstraZeneca plc	18,497	1,198,477
Bayer AG (Registered)	12,184	1,647,724
Bristol-Myers Squibb Co.	35,855	1,862,667
Chugai Pharmaceutical Co., Ltd.	3,300	84,147
Daiichi Sankyo Co., Ltd.	9,900	166,526
Dainippon Sumitomo Pharma Co., Ltd.	2,300	36,489
Eisai Co., Ltd.	3,700	143,908
Eli Lilly and Co.	21,620	1,272,553
Forest Laboratories, Inc.*	5,190	478,881
GlaxoSmithKline plc	71,631	1,908,224
Hisamitsu Pharmaceutical Co., Inc.	900	40,591
Hospira, Inc.*	3,570	154,403
Johnson & Johnson	61,490	6,040,163
Kyowa Hakko Kirin Co., Ltd.	3,000	31,935
Merck & Co., Inc.	63,660	3,613,978
Merck KGaA	953	160,468
Mitsubishi Tanabe Pharma Corp.	3,000	41,888
Mylan, Inc.*	8,315	406,022
Novartis AG (Registered)	33,891	2,878,546
Novo Nordisk A/S, Class B	29,339	1,338,431
Ono Pharmaceutical Co., Ltd.	1,300	113,155
Orion Oyj, Class B	1,462	44,171
Otsuka Holdings Co., Ltd.	5,342	159,487
Perrigo Co. plc	2,930	453,154
Pfizer, Inc.	141,174	4,534,509
Roche Holding AG	10,352	3,111,672
Sanofi S.A.	17,605	1,839,723
Santen Pharmaceutical Co., Ltd.	1,100	48,720
Shionogi & Co., Ltd.	4,400	81,397
Shire plc	8,661	426,182
Taisho Pharmaceutical Holdings Co., Ltd.	465	37,600
Takeda Pharmaceutical Co., Ltd.	11,700	553,892
Teva Pharmaceutical Industries Ltd.	12,553	661,966
Tsumura & Co.	900	21,677
UCB S.A.	1,622	130,055
Zoetis, Inc.	10,888	315,099

		39,803,531

Total Health Care		69,259,246

Industrials (4.3%)
Aerospace & Defense (0.8%)
Airbus Group N.V.	8,648	620,185
BAE Systems plc	47,412	329,375
Boeing Co.	15,035	1,886,742
Cobham plc	15,891	79,337
Finmeccanica S.p.A.*	5,963	59,067
General Dynamics Corp.	7,325	797,839
Honeywell International, Inc.	17,150	1,590,834
L-3 Communications Holdings, Inc.	1,980	233,937
Lockheed Martin Corp.	5,840	953,322
Meggitt plc	11,723	93,977
Northrop Grumman Corp.	4,860	599,627
Precision Castparts Corp.	3,215	812,623
Raytheon Co.	6,970	688,566
Rockwell Collins, Inc.	2,895	230,645
Rolls-Royce Holdings plc*	27,704	496,964
Safran S.A.	3,994	276,994
Singapore Technologies Engineering Ltd.	22,000	66,909
Textron, Inc.	6,045	237,508
Thales S.A.	1,342	89,095
United Technologies Corp.	18,375	2,146,935
Zodiac Aerospace	2,529	89,348

		12,379,829

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,310	173,411
Deutsche Post AG (Registered)	13,360	496,280
Expeditors International of Washington, Inc.	4,395	174,174
FedEx Corp.	6,545	867,605
Royal Mail plc*	9,577	89,978
TNT Express N.V.	6,423	63,264
Toll Holdings Ltd.	10,037	48,434
United Parcel Service, Inc., Class B	15,555	1,514,746
Yamato Holdings Co., Ltd.	5,500	118,412

		3,546,304

Airlines (0.1%)
ANA Holdings, Inc.	17,000	36,811
Cathay Pacific Airways Ltd.	17,060	31,832
Delta Air Lines, Inc.	18,638	645,807
Deutsche Lufthansa AG (Registered)*	3,397	88,978
easyJet plc	2,337	66,894
International Consolidated Airlines Group S.A.*	15,029	104,879
Japan Airlines Co., Ltd.	882	43,359
Qantas Airways Ltd.*	15,856	16,279
Ryanair Holdings plc (ADR)*	210	12,350
Singapore Airlines Ltd.	8,000	66,711
Southwest Airlines Co.	15,175	358,282

		1,472,182

Building Products (0.1%)
Allegion plc	1,938	101,105
Asahi Glass Co., Ltd.	15,000	86,830
Assa Abloy AB, Class B	4,923	262,939
Cie de Saint-Gobain S.A.	6,128	371,008
Daikin Industries Ltd.	3,500	195,726
Geberit AG (Registered)	557	182,629
LIXIL Group Corp.	4,000	110,116
Masco Corp.	7,720	171,461
TOTO Ltd.	4,000	55,364

		1,537,178

Commercial Services & Supplies (0.2%)
ADT Corp.	3,925	117,554
Aggreko plc	3,964	99,384
Babcock International Group plc	5,335	119,931
Brambles Ltd.	23,002	197,655
Cintas Corp.	2,170	129,354
Dai Nippon Printing Co., Ltd.	8,000	76,566
Edenred	2,996	94,089
G4S plc	22,860	92,199
Iron Mountain, Inc.	3,663	100,989
Park24 Co., Ltd.	1,500	28,473
Pitney Bowes, Inc.	4,325	112,407
Republic Services, Inc.	5,810	198,470
Secom Co., Ltd.	3,100	178,391
Securitas AB, Class B	4,614	53,559
Serco Group plc	7,355	51,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Societe BIC S.A.	428	$56,244
Stericycle, Inc.*	1,915	217,582
Toppan Printing Co., Ltd.	8,000	57,207
Tyco International Ltd.	10,070	426,968
Waste Management, Inc.	9,510	400,086

		2,808,725

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	2,591	101,921
Bouygues S.A.	2,822	117,947
Chiyoda Corp.	2,000	25,988
Ferrovial S.A.	5,944	129,085
Fluor Corp.	3,550	275,942
Hochtief AG	454	41,251
Jacobs Engineering Group, Inc.*	2,840	180,340
JGC Corp.	3,471	120,585
Kajima Corp.	12,000	42,006
Kinden Corp.	2,000	19,330
Koninklijke Boskalis Westminster N.V.	1,152	63,516
Leighton Holdings Ltd.	2,485	48,673
Obayashi Corp.	9,000	50,665
OCI*	1,397	63,430
Quanta Services, Inc.*	4,685	172,877
Shimizu Corp.	8,000	41,373
Skanska AB, Class B	5,599	132,046
Taisei Corp.	13,595	60,604
Vinci S.A.	7,088	528,148

		2,215,727

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	32,399	838,870
Alstom S.A.	3,183	87,053
AMETEK, Inc.	5,337	274,802
Eaton Corp. plc	10,355	777,868
Emerson Electric Co.	15,335	1,024,378
Fuji Electric Co., Ltd.	8,000	35,651
Legrand S.A.	3,903	242,715
Mabuchi Motor Co., Ltd.	400	26,148
Mitsubishi Electric Corp.	29,000	325,616
Nidec Corp.	3,000	182,152
OSRAM Licht AG*	1,234	80,142
Prysmian S.p.A.	3,004	74,961
Rockwell Automation, Inc.	3,085	384,237
Roper Industries, Inc.	2,165	289,049
Schneider Electric S.A.	7,943	706,130
Sumitomo Electric Industries Ltd.	11,100	164,910

		5,514,682

Industrial Conglomerates (0.8%)
3M Co.	13,960	1,893,814
Danaher Corp.	13,090	981,750
General Electric Co.	220,510	5,709,004
Hopewell Holdings Ltd.	8,000	27,550
Hutchison Whampoa Ltd.	32,000	424,819
Keppel Corp., Ltd.	21,000	181,705
Koninklijke Philips N.V.	13,818	486,112
NWS Holdings Ltd.	21,000	35,419
Sembcorp Industries Ltd.	14,000	61,181
Siemens AG (Registered)	11,683	1,572,274
Smiths Group plc	5,809	123,327
Toshiba Corp.	59,000	249,377

		11,746,332

Machinery (0.8%)
Alfa Laval AB	4,635	125,820
Amada Co., Ltd.	5,000	35,107
Andritz AG	1,073	66,366
Atlas Copco AB, Class A	9,894	286,332
Atlas Copco AB, Class B	5,750	157,671
Caterpillar, Inc.	13,870	1,378,262
CNH Industrial N.V.*	13,910	160,278
Cummins, Inc.	3,785	563,927
Deere & Co.	8,330	756,364
Dover Corp.	3,670	300,022
FANUC Corp.	2,836	499,342
Flowserve Corp.	3,010	235,803
GEA Group AG	2,695	123,166
Hino Motors Ltd.	3,816	56,491
Hitachi Construction Machinery Co., Ltd.	1,600	30,772
IHI Corp.	19,000	79,765
Illinois Tool Works, Inc.	8,945	727,497
IMI plc	4,017	97,741
Ingersoll-Rand plc	5,815	332,851
Japan Steel Works Ltd.	4,000	17,913
Joy Global, Inc.	2,280	132,240
JTEKT Corp.	3,000	44,492
Kawasaki Heavy Industries Ltd.	20,000	73,533
Komatsu Ltd.	13,800	285,390
Kone Oyj, Class B	4,602	193,271
Kubota Corp.	16,000	213,748
Kurita Water Industries Ltd.	1,600	34,662
Makita Corp.	1,700	93,865
MAN SE	520	66,263
Melrose Industries plc	15,790	78,249
Metso Oyj	1,883	61,543
Mitsubishi Heavy Industries Ltd.	44,000	256,113
Nabtesco Corp.	1,523	35,176
NGK Insulators Ltd.	4,000	83,181
NSK Ltd.	7,000	71,888
PACCAR, Inc.	7,690	518,614
Pall Corp.	2,370	212,044
Parker Hannifin Corp.	3,305	395,641
Pentair Ltd. (Registered)	4,323	342,987
Sandvik AB	15,709	222,574
Scania AB, Class B	4,715	138,685
Schindler Holding AG	681	100,595
Schindler Holding AG (Registered)	314	46,135
Sembcorp Marine Ltd.	12,000	38,619
SKF AB, Class B	5,831	149,467
SMC Corp.	800	210,501
Snap-on, Inc.	1,270	144,120
Stanley Black & Decker, Inc.	3,420	277,841
Sulzer AG (Registered)	354	48,714
Sumitomo Heavy Industries Ltd.	8,000	32,634
THK Co., Ltd.	1,700	38,077
Vallourec S.A	1,582	85,998
Volvo AB, Class B	22,488	356,854
Wartsila Oyj	2,616	142,550
Weir Group plc	3,141	133,005
Xylem, Inc.	4,000	145,680
Yangzijiang Shipbuilding Holdings Ltd.	28,266	24,312
Zardoya Otis S.A.	2,465	42,057

		11,602,808

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	9	104,032
A. P. Moller - Maersk A/S, Class B	20	240,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	796	$111,514
Mitsui O.S.K. Lines Ltd.	15,000	58,354
Nippon Yusen KK	23,000	67,173

		581,520

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,952	162,808
ALS Ltd.	5,670	38,567
Bureau Veritas S.A.	3,255	99,773
Capita plc	9,708	177,687
Dun & Bradstreet Corp.	810	80,473
Equifax, Inc.	2,660	180,960
Experian plc	14,742	265,909
Intertek Group plc	2,378	122,039
Nielsen Holdings N.V.	5,501	245,510
Randstad Holding N.V.	1,830	107,393
Robert Half International, Inc.	2,965	124,382
Seek Ltd.	4,747	77,423
SGS S.A. (Registered)	81	200,091

		1,883,015

Road & Rail (0.4%)
Asciano Ltd.	14,370	69,333
Aurizon Holdings Ltd.	29,915	142,918
Central Japan Railway Co.	2,125	248,996
ComfortDelGro Corp., Ltd.	29,000	45,813
CSX Corp.	22,090	639,947
DSV A/S	2,652	85,695
East Japan Railway Co.	5,000	368,123
Hankyu Hanshin Holdings, Inc.	17,000	92,489
Kansas City Southern	2,450	250,047
Keikyu Corp.	7,000	58,950
Keio Corp.	8,000	55,678
Keisei Electric Railway Co., Ltd.	4,467	38,699
Kintetsu Corp.	26,000	92,390
MTR Corp., Ltd.	21,000	77,923
Nippon Express Co., Ltd.	11,000	53,750
Norfolk Southern Corp.	6,750	655,897
Odakyu Electric Railway Co., Ltd.	9,000	77,857
Ryder System, Inc.	1,180	94,306
Tobu Railway Co., Ltd.	15,000	72,456
Tokyu Corp.	17,000	104,475
Union Pacific Corp.	10,095	1,894,428
West Japan Railway Co.	2,427	98,938

		5,319,108

Trading Companies & Distributors (0.2%)
Brenntag AG	759	140,945
Bunzl plc	4,914	130,987
Fastenal Co.	5,900	290,988
ITOCHU Corp.	22,000	256,634
Marubeni Corp.	24,000	160,886
Mitsubishi Corp.	20,700	383,865
Mitsui & Co., Ltd.	25,600	361,283
Noble Group Ltd.	63,000	59,615
Rexel S.A.	3,548	93,141
Sojitz Corp.	18,400	31,310
Sumitomo Corp.	16,600	210,969
Toyota Tsusho Corp.	3,200	81,100
Travis Perkins plc	3,612	113,864
W.W. Grainger, Inc.	1,366	345,133
Wolseley plc	3,912	223,072

		2,883,792

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	5,673	129,670
Aeroports de Paris S.A.	438	54,642
Atlantia S.p.A.	5,475	140,973
Auckland International Airport Ltd.	15,591	51,554
Fraport AG Frankfurt Airport Services Worldwide	544	40,683
Groupe Eurotunnel S.A. (Registered)	8,104	103,541
Hutchison Port Holdings Trust, Class U	77,006	50,396
Kamigumi Co., Ltd.	3,000	29,291
Mitsubishi Logistics Corp.	2,000	27,789
Sydney Airport	15,841	61,731
Transurban Group	20,799	140,080

		830,350

Total Industrials		64,321,552

Information Technology (5.1%)
Communications Equipment (0.5%)
Alcatel-Lucent*	41,111	162,440
Cisco Systems, Inc.	116,520	2,611,213
F5 Networks, Inc.*	1,735	185,003
Harris Corp.	2,290	167,537
Juniper Networks, Inc.*	11,000	283,360
Motorola Solutions, Inc.	5,005	321,772
QUALCOMM, Inc.	36,855	2,906,385
Telefonaktiebolaget LM Ericsson, Class B	44,838	597,383

		7,235,093

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,470	318,026
Citizen Holdings Co., Ltd.	3,800	28,552
Corning, Inc.	31,495	655,726
FLIR Systems, Inc.	3,045	109,620
Fujifilm Holdings Corp.	6,800	182,254
Hamamatsu Photonics KK	1,100	49,808
Hexagon AB, Class B	3,499	119,132
Hirose Electric Co., Ltd.	500	68,590
Hitachi High-Technologies Corp.	841	19,553
Hitachi Ltd.	71,000	523,021
Hoya Corp.	6,400	200,097
Ibiden Co., Ltd.	1,600	31,454
Jabil Circuit, Inc.	3,935	70,830
Keyence Corp.	700	287,977
Kyocera Corp.	4,800	216,086
Murata Manufacturing Co., Ltd.	3,000	282,325
Nippon Electric Glass Co., Ltd.	5,000	25,694
Omron Corp.	3,000	123,474
Shimadzu Corp.	3,000	26,634
TDK Corp.	1,800	75,030
TE Connectivity Ltd.	8,940	538,277
Yaskawa Electric Corp.	3,000	41,379
Yokogawa Electric Corp.	3,100	49,978

		4,043,517

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	3,930	228,765
DeNA Co., Ltd.	1,555	28,042
eBay, Inc.*	25,335	1,399,505
Facebook, Inc., Class A*	35,826	2,158,158
Google, Inc., Class A*	6,154	6,858,695
Gree, Inc.	1,563	17,221
Kakaku.com, Inc.	2,171	35,237
United Internet AG (Registered)	1,572	73,809
VeriSign, Inc.*	2,790	150,409
Yahoo! Japan Corp.	21,186	103,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	20,500	$735,950

		11,789,450

IT Services (0.9%)
Accenture plc, Class A	13,860	1,104,919
Alliance Data Systems Corp.*	1,130	307,868
Amadeus IT Holding S.A., Class A	5,605	233,067
AtoS	1,030	93,205
Automatic Data Processing, Inc.	10,475	809,298
Cap Gemini S.A.	2,110	159,979
Cognizant Technology Solutions Corp., Class A*	13,300	673,113
Computer Sciences Corp.	3,235	196,753
Computershare Ltd.	6,965	78,210
Fidelity National Information Services, Inc.	6,325	338,071
Fiserv, Inc.*	5,570	315,763
Fujitsu Ltd.	27,000	162,983
International Business Machines Corp.	21,495	4,137,573
ITOCHU Techno-Solutions Corp.	400	16,900
MasterCard, Inc., Class A	22,510	1,681,497
Nomura Research Institute Ltd.	1,500	47,283
NTT Data Corp.	1,860	72,218
Otsuka Corp.	300	39,155
Paychex, Inc.	7,055	300,543
Teradata Corp.*	3,530	173,641
Total System Services, Inc.	3,615	109,932
Visa, Inc., Class A	11,110	2,398,205
Western Union Co.	12,000	196,320
Xerox Corp.	25,205	284,816

		13,931,312

Semiconductors & Semiconductor Equipment (0.6%)
Advantest Corp.	2,106	22,648
Altera Corp.	6,955	252,049
Analog Devices, Inc.	6,790	360,821
Applied Materials, Inc.	26,165	534,289
ARM Holdings plc	20,630	347,875
ASM Pacific Technology Ltd.	3,500	33,978
ASML Holding N.V.	5,267	487,625
Broadcom Corp., Class A	11,740	369,575
First Solar, Inc.*	1,490	103,987
Infineon Technologies AG	15,928	190,044
Intel Corp.	108,305	2,795,352
KLA-Tencor Corp.	3,580	247,521
Lam Research Corp.*	3,529	194,095
Linear Technology Corp.	5,030	244,911
LSI Corp.	11,845	131,124
Microchip Technology, Inc.	4,260	203,458
Micron Technology, Inc.*	22,895	541,696
NVIDIA Corp.	12,590	225,487
Rohm Co., Ltd.	1,400	62,358
STMicroelectronics N.V.	9,391	86,968
Sumco Corp.	1,700	13,175
Texas Instruments, Inc.	23,810	1,122,642
Tokyo Electron Ltd.	2,500	153,488
Xilinx, Inc.	5,795	314,495

		9,039,661

Software (1.0%)
Adobe Systems, Inc.*	10,085	662,988
Autodesk, Inc.*	4,910	241,474
CA, Inc.	7,055	218,493
Citrix Systems, Inc.*	4,080	234,314
Dassault Systemes S.A.	930	109,008
Electronic Arts, Inc.*	6,665	193,352
Gemalto N.V.	1,167	136,184
GungHo Online Entertainment, Inc.	5,091	27,722
Intuit, Inc.	6,215	483,092
Konami Corp.	1,500	34,735
Microsoft Corp.	165,535	6,785,280
Nexon Co., Ltd.	1,617	13,601
NICE Systems Ltd.	857	38,207
Nintendo Co., Ltd.	1,600	190,574
Oracle Corp.	76,415	3,126,138
Oracle Corp. Japan	600	27,134
Red Hat, Inc.*	4,125	218,543
Sage Group plc	16,160	112,615
Salesforce.com, Inc.*	12,056	688,277
SAP AG	13,575	1,098,811
Symantec Corp.	15,090	301,347
Trend Micro, Inc.	1,500	46,371

		14,988,260

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	19,624	10,532,986
Brother Industries Ltd.	3,400	47,703
Canon, Inc.	16,677	516,120
EMC Corp.	44,820	1,228,516
Hewlett-Packard Co.	41,875	1,355,075
Konica Minolta, Inc.	7,000	65,195
NEC Corp.	36,000	110,396
NetApp, Inc.	7,340	270,846
Nokia Oyj*	55,176	406,249
Ricoh Co., Ltd.	9,000	104,275
SanDisk Corp.	4,910	398,643
Seagate Technology plc	7,090	398,174
Seiko Epson Corp.	1,900	59,465
Western Digital Corp.	4,630	425,127

		15,918,770

Total Information Technology		76,946,063

Materials (1.9%)
Chemicals (1.1%)
Air Liquide S.A.	4,596	623,403
Air Products and Chemicals, Inc.	4,645	552,941
Air Water, Inc.	2,000	27,630
Airgas, Inc.	1,425	151,777
Akzo Nobel N.V.	3,534	289,557
Arkema S.A.	925	104,922
Asahi Kasei Corp.	18,000	122,207
BASF SE	13,533	1,504,013
CF Industries Holdings, Inc.	1,296	337,789
Croda International plc	2,001	85,206
Daicel Corp.	4,000	33,035
Dow Chemical Co.	26,435	1,284,477
E.I. du Pont de Nemours & Co.	20,165	1,353,071
Eastman Chemical Co.	3,370	290,528
Ecolab, Inc.	5,870	633,901
EMS-Chemie Holding AG (Registered)	121	45,855
FMC Corp.	2,900	222,024
Fuchs Petrolub SE (Preference)	523	52,460
Givaudan S.A. (Registered)*	137	212,131
Hitachi Chemical Co., Ltd.	1,600	21,746
Incitec Pivot Ltd.	23,996	65,923
International Flavors & Fragrances, Inc.	1,745	166,944
Israel Chemicals Ltd.	6,563	57,370
Israel Corp., Ltd.*	40	22,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Matthey plc	3,020	$164,818
JSR Corp.	2,700	49,964
K+S AG (Registered)	2,538	83,364
Kaneka Corp.	4,000	24,232
Kansai Paint Co., Ltd.	3,148	44,945
Koninklijke DSM N.V.	2,273	156,113
Kuraray Co., Ltd.	5,000	57,096
Lanxess AG	1,226	92,488
Linde AG	2,736	547,655
LyondellBasell Industries N.V., Class A	9,566	850,800
Mitsubishi Chemical Holdings Corp.	20,000	83,048
Mitsubishi Gas Chemical Co., Inc.	6,000	33,774
Mitsui Chemicals, Inc.	12,000	29,384
Monsanto Co.	11,520	1,310,630
Mosaic Co.	7,425	371,250
Nippon Paint Co., Ltd.	3,000	45,368
Nitto Denko Corp.	2,500	120,397
Novozymes A/S, Class B	3,331	146,667
Orica Ltd.	5,425	110,145
PPG Industries, Inc.	3,155	610,366
Praxair, Inc.	6,480	848,686
Sherwin-Williams Co.	1,915	377,504
Shin-Etsu Chemical Co., Ltd.	6,100	348,146
Showa Denko KK	22,000	31,083
Sigma-Aldrich Corp.	2,660	248,391
Sika AG	32	130,991
Solvay S.A.	874	137,372
Sumitomo Chemical Co., Ltd.	21,000	77,344
Syngenta AG (Registered)	1,373	520,785
Taiyo Nippon Sanso Corp.	3,000	23,545
Teijin Ltd.	13,000	32,185
Toray Industries, Inc.	22,000	145,206
Ube Industries Ltd.	15,000	27,550
Umicore S.A.	1,680	85,767
Yara International ASA	2,668	117,857

		16,346,143

Construction Materials (0.1%)
Boral Ltd.	11,473	60,162
CRH plc	10,804	301,198
Fletcher Building Ltd.	10,134	83,869
HeidelbergCement AG	2,072	177,551
Holcim Ltd. (Registered)*	3,374	280,178
Imerys S.A.	500	44,449
James Hardie Industries plc (CDI)	6,533	86,886
Lafarge S.A.	2,751	215,637
Taiheiyo Cement Corp.	17,000	61,174
Vulcan Materials Co.	2,810	186,725

		1,497,829

Containers & Packaging (0.1%)
Amcor Ltd.	17,779	171,422
Avery Dennison Corp.	2,080	105,394
Ball Corp.	3,090	169,363
Bemis Co., Inc.	2,200	86,328
MeadWestvaco Corp.	3,790	142,656
Owens-Illinois, Inc.*	3,550	120,097
Rexam plc	11,665	94,797
Sealed Air Corp.	4,235	139,204
Toyo Seikan Group Holdings Ltd.	2,465	39,959

		1,069,220

Metals & Mining (0.6%)
Alcoa, Inc.	23,260	299,356
Allegheny Technologies, Inc.	2,315	87,229
Alumina Ltd.*	37,210	41,262
Anglo American plc	20,541	523,880
Antofagasta plc	5,810	81,061
ArcelorMittal S.A.	14,722	238,501
BHP Billiton Ltd.	47,320	1,602,077
BHP Billiton plc	31,119	960,570
Boliden AB	4,030	61,241
Cliffs Natural Resources, Inc.	3,245	66,393
Daido Steel Co., Ltd.	4,000	19,958
Fortescue Metals Group Ltd.	22,938	112,363
Freeport-McMoRan Copper & Gold, Inc.	22,570	746,390
Fresnillo plc	2,714	38,210
Glencore Xstrata plc*	156,333	806,386
Hitachi Metals Ltd.	3,000	42,601
Iluka Resources Ltd.	6,169	56,743
JFE Holdings, Inc.	7,300	137,277
Kobe Steel Ltd.	44,000	58,693
Maruichi Steel Tube Ltd.	700	18,074
Mitsubishi Materials Corp.	16,000	45,726
Newcrest Mining Ltd.*	11,293	103,807
Newmont Mining Corp.	10,795	253,035
Nippon Steel & Sumitomo Metal Corp.	111,145	303,043
Norsk Hydro ASA	19,814	98,957
Nucor Corp.	6,915	349,484
Randgold Resources Ltd.	1,291	96,825
Rio Tinto Ltd.	6,421	379,795
Rio Tinto plc	18,733	1,044,732
Sumitomo Metal Mining Co., Ltd.	8,000	100,268
ThyssenKrupp AG*	6,671	179,086
United States Steel Corp.	3,055	84,349
Voestalpine AG	1,652	72,815
Yamato Kogyo Co., Ltd.	700	21,896

		9,132,083

Paper & Forest Products (0.0%)
International Paper Co.	9,645	442,513
Oji Holdings Corp.	11,000	49,171
Stora Enso Oyj, Class R	8,108	86,850
UPM-Kymmene Oyj	7,799	133,553

		712,087

Total Materials		28,757,362

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	114,741	4,023,967
Belgacom S.A.	2,241	70,331
Bezeq Israeli Telecommunication Corp., Ltd.	28,154	50,135
BT Group plc	116,508	741,508
CenturyLink, Inc.	12,829	421,304
Deutsche Telekom AG (Registered)	42,627	689,478
Elisa Oyj*	2,072	59,666
Frontier Communications Corp.	21,740	123,918
HKT Trust and HKT Ltd.	33,089	34,949
Iliad S.A.	384	110,800
Inmarsat plc	6,605	80,058
Koninklijke (Royal) KPN N.V.*	47,186	166,973
Nippon Telegraph & Telephone Corp.	5,559	302,158
Orange S.A.	27,319	403,989
PCCW Ltd.	58,000	29,129
Portugal Telecom SGPS S.A. (Registered)	9,246	39,379
Singapore Telecommunications Ltd.	117,000	340,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Swisscom AG (Registered)	344	$211,240
TDC A/S	11,963	110,568
Telecom Corp. of New Zealand Ltd.	26,875	56,916
Telecom Italia S.p.A.	148,259	175,033
Telecom Italia S.p.A. (RNC)	88,785	83,162
Telefonica Deutschland Holding AG	4,114	32,790
Telefonica S.A.	60,347	955,552
Telekom Austria AG	3,263	32,377
Telenor ASA	10,055	222,814
TeliaSonera AB	35,088	264,842
Telstra Corp., Ltd.	64,165	302,663
Verizon Communications, Inc.	90,125	4,289,288
Vivendi S.A.	17,755	495,309
Windstream Holdings, Inc.	12,905	106,337
Ziggo N.V.	2,210	98,221

		15,125,055

Wireless Telecommunication Services (0.2%)
KDDI Corp.	7,929	461,412
Millicom International Cellular S.A. (SDR)	974	99,158
NTT DOCOMO, Inc.	22,509	354,507
SoftBank Corp.	14,200	1,070,956
StarHub Ltd.	7,924	26,488
Tele2 AB, Class B	4,700	58,278
Vodafone Group plc	389,478	1,433,885

		3,504,684

Total Telecommunication Services		18,629,739

Utilities (1.2%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,600	536,996
Cheung Kong Infrastructure Holdings Ltd.	9,000	57,732
Chubu Electric Power Co., Inc.*	9,500	111,615
Chugoku Electric Power Co., Inc.	4,400	61,221
CLP Holdings Ltd.	26,000	196,646
Contact Energy Ltd.	5,402	24,948
Duke Energy Corp.	15,389	1,096,005
EDF S.A.	3,563	141,101
Edison International	7,045	398,817
EDP - Energias de Portugal S.A.	29,571	137,508
Enel S.p.A.	96,981	549,523
Entergy Corp.	3,820	255,367
Exelon Corp.	18,600	624,216
FirstEnergy Corp.	9,080	308,992
Fortum Oyj	6,545	148,792
Hokkaido Electric Power Co., Inc.*	2,700	22,794
Hokuriku Electric Power Co.	2,500	32,513
Iberdrola S.A.	70,868	496,103
Kansai Electric Power Co., Inc.*	10,400	106,607
Kyushu Electric Power Co., Inc.	6,300	76,950
NextEra Energy, Inc.	9,440	902,653
Northeast Utilities	6,870	312,585
Pepco Holdings, Inc.	5,430	111,206
Pinnacle West Capital Corp.	2,340	127,904
Power Assets Holdings Ltd.	20,500	178,092
PPL Corp.	13,650	452,361
Red Electrica Corporacion S.A.	1,595	129,770
Shikoku Electric Power Co., Inc.*	2,700	36,578
Southern Co.	19,155	841,671
SP AusNet	24,872	30,225
SSE plc	14,236	349,069
Terna Rete Elettrica Nazionale S.p.A.	22,211	119,026
Tohoku Electric Power Co., Inc.	6,700	68,918
Tokyo Electric Power Co., Inc.*	21,300	86,129
Xcel Energy, Inc.	10,790	327,584

		9,458,217

Gas Utilities (0.1%)
AGL Resources, Inc.	2,593	126,953
APA Group	12,314	73,444
Enagas S.A.	2,814	85,644
Gas Natural SDG S.A.	5,161	145,311
Hong Kong & China Gas Co., Ltd.	83,600	182,663
Osaka Gas Co., Ltd.	28,000	105,931
Snam S.p.A.	29,894	175,141
Toho Gas Co., Ltd.	5,633	30,648
Tokyo Gas Co., Ltd.	35,000	177,462

		1,103,197

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,230	203,205
Electric Power Development Co., Ltd.	1,800	50,774
Enel Green Power S.p.A.	25,783	72,459
NRG Energy, Inc.	7,020	223,236

		549,674

Multi-Utilities (0.5%)
AGL Energy Ltd.	8,227	115,865
Ameren Corp.	5,220	215,064
CenterPoint Energy, Inc.	9,290	220,080
Centrica plc	75,111	413,626
CMS Energy Corp.	5,725	167,628
Consolidated Edison, Inc.	6,380	342,287
Dominion Resources, Inc.	12,640	897,314
DTE Energy Co.	3,810	283,045
E.ON SE	26,534	518,664
GDF Suez S.A.	19,553	535,792
Integrys Energy Group, Inc.	1,665	99,317
National Grid plc	54,960	754,830
NiSource, Inc.	6,745	239,650
PG&E Corp.	9,785	422,712
Public Service Enterprise Group, Inc.	11,025	420,493
RWE AG	7,211	292,582
SCANA Corp.	3,020	154,986
Sempra Energy	4,970	480,897
Suez Environnement Co. S.A.	4,135	84,009
TECO Energy, Inc.	4,375	75,031
Veolia Environnement S.A.	5,257	104,255
Wisconsin Energy Corp.	4,920	229,026

		7,067,153

Water Utilities (0.0%)
Severn Trent plc	3,521	106,993
United Utilities Group plc	10,047	132,137

		239,130

Total Utilities		18,417,371

Total Common Stocks (37.3%) (Cost $474,364,088)		560,269,790

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (9.5%)
SPDR S&P 500 ETF Trust (Cost $119,498,303)	764,967	143,079,427

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.5%)
U.S. Government Agencies (3.0%)
Federal Home Loan Bank
0.250%, 2/20/15	$5,970,000	5,973,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 12/16/16	$100,000	$110,530
5.000%, 11/17/17	6,720,000	7,613,377
Federal Home Loan Mortgage Corp.
0.500%, 4/17/15	1,060,000	1,063,307
2.000%, 8/25/16	1,135,000	1,171,932
0.750%, 1/12/18	970,000	948,205
0.875%, 3/7/18	2,130,000	2,085,406
3.750%, 3/27/19	80,000	87,310
2.375%, 1/13/22	4,363,000	4,254,570
Federal National Mortgage Association
4.625%, 10/15/14	25,000	25,603
0.500%, 5/27/15	5,050,000	5,070,038
0.500%, 3/30/16	9,485,000	9,486,879
1.250%, 1/30/17	1,070,000	1,081,483
1.125%, 4/27/17	1,045,000	1,049,833
0.875%, 12/20/17	960,000	944,483
1.625%, 11/27/18	4,460,000	4,440,304

		45,406,866

U.S. Treasuries (28.5%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,515,519
4.750%, 2/15/41	645,000	789,117
U.S. Treasury Notes
0.375%, 4/15/15	1,645,000	1,648,856
0.125%, 4/30/15	7,300,000	7,298,574
2.500%, 4/30/15	1,510,600	1,548,638
0.375%, 6/30/15	12,700,000	12,733,238
1.750%, 7/31/15	9,040,000	9,228,127
1.250%, 8/31/15	53,855,000	54,654,149
1.250%, 9/30/15	1,940,000	1,969,460
1.375%, 11/30/15	2,135,000	2,172,884
2.125%, 12/31/15	3,406,000	3,511,922
0.375%, 1/15/16	1,255,000	1,255,637
2.000%, 1/31/16	10,720,000	11,039,977
0.375%, 2/15/16	4,840,000	4,839,811
2.125%, 2/29/16	16,605,000	17,152,932
2.375%, 3/31/16	13,720,000	14,251,650
1.500%, 6/30/16	2,275,000	2,322,633
3.250%, 7/31/16	1,285,000	1,364,798
1.000%, 8/31/16	1,310,000	1,321,578
3.000%, 8/31/16	990,000	1,046,422
1.000%, 9/30/16	4,255,000	4,289,614
3.000%, 9/30/16	1,445,000	1,528,991
1.000%, 10/31/16	885,000	891,516
3.125%, 10/31/16	710,000	754,007
0.875%, 11/30/16	2,429,000	2,437,350
0.875%, 12/31/16	27,835,000	27,900,240
0.875%, 1/31/17	1,375,000	1,376,692
3.125%, 1/31/17	1,327,100	1,412,480
0.875%, 2/28/17	845,000	845,083
3.000%, 2/28/17	735,000	779,961
3.250%, 3/31/17	910,000	973,220
2.750%, 5/31/17	505,000	532,622
2.500%, 6/30/17	520,000	544,212
0.500%, 7/31/17	1,670,000	1,637,986
2.375%, 7/31/17	2,114,100	2,203,557
4.750%, 8/15/17	1,974,000	2,213,386
1.875%, 8/31/17	2,110,000	2,163,389
0.750%, 10/31/17	3,870,000	3,807,453
1.875%, 10/31/17	3,710,000	3,798,004
2.250%, 11/30/17	4,910,000	5,087,364
0.750%, 12/31/17	2,475,000	2,426,781
2.750%, 12/31/17	5,365,000	5,657,246
2.625%, 1/31/18	5,365,000	5,631,469
3.500%, 2/15/18	1,150,000	1,244,785
2.750%, 2/28/18	2,420,000	2,551,139
2.875%, 3/31/18	2,420,000	2,562,742
1.000%, 5/31/18	9,955,000	9,772,621
1.375%, 6/30/18	11,675,000	11,620,388
2.375%, 6/30/18	5,250,000	5,447,029
1.375%, 7/31/18	7,780,000	7,733,806
1.500%, 8/31/18	37,850,000	37,781,249
1.375%, 9/30/18	2,115,000	2,096,039
3.750%, 11/15/18	1,735,000	1,902,011
1.250%, 11/30/18	7,720,000	7,584,976
1.375%, 12/31/18	3,045,000	3,005,986
1.375%, 2/28/19	3,805,000	3,743,280
1.500%, 3/31/19	22,355,000	22,096,520
3.125%, 5/15/19	6,945,000	7,408,159
3.625%, 8/15/19	1,755,000	1,916,069
3.375%, 11/15/19	2,580,000	2,782,142
3.625%, 2/15/20	1,905,000	2,078,794
1.250%, 2/29/20	1,020,000	974,668
1.125%, 3/31/20	7,030,000	6,656,394
3.500%, 5/15/20	3,200,000	3,466,719
2.625%, 8/15/20	2,915,000	2,997,668
2.625%, 11/15/20	1,695,000	1,738,716
3.625%, 2/15/21	1,750,000	1,903,672
3.125%, 5/15/21	2,430,000	2,559,497
2.125%, 8/15/21	2,355,000	2,314,408
2.000%, 11/15/21	1,585,000	1,537,945
2.000%, 2/15/22	2,415,000	2,334,979
1.750%, 5/15/22	2,015,000	1,901,400
1.625%, 8/15/22	4,960,000	4,612,025
1.625%, 11/15/22	2,585,000	2,392,135
2.000%, 2/15/23	4,365,000	4,151,013
1.750%, 5/15/23	6,680,000	6,188,329
2.500%, 8/15/23	6,480,000	6,387,483
2.750%, 11/15/23	8,180,000	8,216,986
2.750%, 2/15/24	3,055,000	3,062,100

		427,282,417

Total Long-Term Debt Securities (31.5%) (Cost $476,547,479)		472,689,283

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14*	85,247	19,965

Insurance (0.0%)
RSA Insurance Group plc,expiring 4/9/14*	20,329	11,354

Real Estate Investment Trusts (REITs) (0.0%)
Intu Properties plc, expiring 4/17/14*	2,869	4,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Rights	Value (Note 1)
Real Estate Management & Development (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	18,284	$3,784

Total Rights (0.0%) (Cost $—)		39,647

Total Investments (78.3%) (Cost $1,070,409,870)		1,176,078,147
Other Assets Less Liabilities (21.7%)		326,215,498

Net Assets (100%)		$1,502,293,645

*	Non-income producing.

†	Security (totaling $287,288 or 0.0% of net assets) at fair value by management.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	343	June-14	$42,572,603	$42,360,500	$(212,103)
E-Mini MSCI EAFE Index	1,011	June-14	93,883,598	95,792,250	1,908,652
Russell 2000 Mini Index	530	June-14	62,350,785	62,036,500	(314,285)
S&P 500 E-Mini Index	6	June-14	561,011	559,380	(1,631)
S&P MidCap 400 E-Mini Index	451	June-14	61,340,864	62,007,990	667,126
U.S. Ultra Bond	20	June-14	2,847,310	2,889,375	42,065

					$2,089,824

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 6/18/14	Royal Bank of Scotland	175,973	$1,705,617	$1,726,199	$(20,582)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/18/14	Barclays Bank plc	12,815	$11,517,595	$11,821,540	$(303,945)
British Pound vs. U.S. Dollar, expiring 6/18/14	Barclays Bank plc	5,199	8,633,696	8,662,442	(28,746)
British Pound vs. U.S. Dollar, expiring 6/18/14	Citibank N.A.	1,330	2,177,981	2,216,012	(38,031)
British Pound vs. U.S. Dollar, expiring 6/18/14	Citibank N.A.	883	1,468,657	1,471,232	(2,575)
European Union Euro vs. U.S. Dollar, expiring 6/18/14	BNP Paribas	2,695	3,668,478	3,712,338	(43,860)
European Union Euro vs. U.S. Dollar, expiring 6/18/14	JPMorgan Chase Bank	10,617	14,774,861	14,624,820	150,041
Japanese Yen vs. U.S. Dollar, expiring 6/18/14	Barclays Bank plc	589,752	5,794,172	5,716,166	78,006
Swiss Franc vs. U.S. Dollar, expiring 6/18/14	BNP Paribas	4,844	5,558,967	5,482,755	76,212

					$(112,898)

					$(133,480)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,079,826	$22,884,922	$—	$66,964,748
Consumer Staples	34,990,910	21,722,012	—	56,712,922
Energy	37,206,129	13,449,801	—	50,655,930
Financials	59,914,775	49,402,794	287,288	109,604,857
Health Care	48,902,821	20,356,425	—	69,259,246
Industrials	39,150,702	25,170,850	—	64,321,552
Information Technology	68,131,710	8,814,353	—	76,946,063
Materials	12,889,595	15,867,767	—	28,757,362
Telecommunication Services	8,079,921	10,549,818	—	18,629,739
Utilities	11,097,281	7,320,090	—	18,417,371
Forward Currency Contracts	—	304,259	—	304,259
Futures	2,617,843	—	—	2,617,843
Government Securities
U.S. Government Agencies	—	45,406,866	—	45,406,866
U.S. Treasuries	—	427,282,417	—	427,282,417
Investment Companies
Exchange Traded Funds (ETFs)	143,079,427	—	—	143,079,427
Rights
Financials	—	39,647	—	39,647

Total Assets	$510,140,940	$668,572,021	$287,288	$1,179,000,249

Liabilities:
Forward Currency Contracts	$—	$(437,739)	$—	$(437,739)
Futures	(528,019)	—	—	(528,019)

Total Liabilities	$(528,019)	$(437,739)	$—	$(965,758)

Total	$509,612,921	$668,134,282	$287,288	$1,178,034,491

(a)	A security with a market value of $287,288 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,801,256
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,568,968

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,705,780
Aggregate gross unrealized depreciation	(8,646,137)

Net unrealized appreciation	$105,059,643

Federal income tax cost of investments	$1,071,018,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.9%)
Asset-Backed Securities (4.7%)
Ally Auto Receivables Trust,
Series 2012-SN1 A3
0.570%, 8/20/15		$35,000	$35,028
Series 2013-SN1 A3
0.720%, 5/20/16		19,000	19,040
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19		3,599,000	3,598,501
American Express Credit Account Master Trust,
Series 2012-3 A
0.305%, 3/15/18(l)		1,529,000	1,525,279
American Express Credit Account Secured Note Trust,
Series 2012-4 A
0.395%, 5/15/20(l)		4,790,000	4,779,770
AmeriCredit Automobile Receivables Trust,
Series 2011-1 D
4.260%, 2/8/17		4,595,000	4,762,435
Series 2011-3 D
4.040%, 7/10/17		3,520,000	3,669,276
Series 2012-3 A3
0.960%, 1/9/17		70,000	70,126
Series 2013-3 A3
0.920%, 4/9/18		25,000	25,010
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1
0.205%, 11/15/19		4,810,000	4,782,362
Series 2007-A2 A2
0.235%, 12/16/19(l)		5,000,000	4,973,648
CarMax Auto Owner Trust,
Series 2011-3 A3
1.070%, 6/15/16		12,384	12,416
Chase Issuance Trust,
Series 2007-A2 A2
0.205%, 4/15/19(l)		5,000,000	4,969,303
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§		2,211,033	2,225,293
CNH Capital Canada Receivables Trust,
Series 2013-2A A1
1.439%, 8/15/16(b)§	CAD	2,353,253	2,129,018
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18		$70,000	70,080
Discover Card Execution Note Trust,
Series 2014-A1 A1
0.585%, 7/15/21(l)		2,095,000	2,095,000
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19§		912,000	911,992
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18§		1,349,124	1,352,710
First National Master Note Trust,
Series 2013-2 A
0.685%, 10/15/19(l)		1,979,000	1,979,000
Ford Auto Securitization Trust,
Series 2013-R4A A1
1.487%, 8/15/15§†	CAD	1,592,365	1,441,151
Series 2014-R2A A1
1.353%, 3/15/16(b)§		6,419,000	5,806,423
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A2
0.505%, 9/15/16(l)		4,750,000	4,753,262
Series 2014-1 A1
1.200%, 2/15/19		2,522,000	2,521,868
GE Capital Credit Card Master Note Trust,
Series 2012-1 A
1.030%, 1/15/18		100,000	100,374
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.647%, 6/20/17(l)		4,750,000	4,765,697
Gracechurch Card Funding plc,
Series 2012-4A A
0.855%, 6/15/17(l)§		4,735,000	4,755,668
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.704%, 12/10/27(l)§		2,115,000	2,121,749
Series 2014-1 A
0.572%, 4/10/28(l)§		6,305,000	6,305,000
M&T Bank Auto Receivables Trust,
Series 2013-1A A3
1.060%, 11/15/17§		3,979,000	3,989,634
Nissan Master Owner Trust Receivables,
Series 2012-A A
0.625%, 5/15/17(l)		33,000	33,101
World Financial Network Credit Card Master Trust,
Series 2014-A A
0.533%, 12/15/19(l)		2,315,000	2,315,081
World Omni Auto Receivables Trust,
Series 2013-B A3
0.830%, 8/15/18		2,776,000	2,780,524

			85,674,819

Non-Agency CMO (3.2%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A1A
5.415%, 9/10/47		3,149,274	3,430,217
Series 2007-4 A1A
5.774%, 2/10/51(l)		4,406,671	4,908,281
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.783%, 3/15/49(l)		6,596	7,123
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48		1,223,218	1,325,997
Commercial Mortgage Trust,
Series 2006-FL12 AJ
0.285%, 12/15/20(l)§		322,459	321,603
Series 2010-C1 A1
3.156%, 7/10/46§		617,107	633,817
Series 2012-9W57 A
2.365%, 2/10/29§		2,140,632	2,192,603
Series 2012-LC4 A1
1.156%, 12/10/44		828,398	830,973
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§		3,795,666	3,963,520
Series 2011-LC2A A2
3.386%, 7/10/44§		4,565,000	4,774,509
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.955%, 12/5/31(l)§		610,169	609,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39	$1,529,023	$1,676,559
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	2,933,913	3,025,636
Series 2012-GC6 A1
1.282%, 1/10/45	511,054	513,540
Series 2013-GC14 A1
1.217%, 8/10/46	4,306,693	4,310,914
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§	2,665,333	2,692,578
Series 2005-CB11 ASB
5.201%, 8/12/37(b)(l)	153,590	154,360
Series 2005-CB12 ASB
4.846%, 9/12/37	369,602	375,036
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	1,175,579	1,212,278
Series 2007-CB18 A4
5.440%, 6/12/47	1,498,443	1,644,075
Series 2010-C1 A1
3.853%, 6/15/43(b)§	3,942,458	4,053,222
Series 2012-C6 A2
2.206%, 5/15/45	4,700,000	4,795,139
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1
1.085%, 7/15/45	21,340	21,292
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	1,223,218	1,263,338
Merrill Lynch Floating Trust,
Series 2008-LAQA A1
0.692%, 7/9/21(l)§	442,904	442,433
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	11,826	12,975
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	31,901	34,630
Series 2006-4 A3
5.172%, 12/12/49	611,609	659,748
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1
0.738%, 2/15/46	89,309	88,889
Series 2013-C8 A1
0.777%, 12/15/48	142,312	141,420
Morgan Stanley Capital I, Inc.,
Series 2007-T27 A1A
5.648%, 6/11/42(l)	22,187	24,870
Series 2011-C1 A1
2.602%, 9/15/47§	1,266,888	1,284,746
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.819%, 8/12/45(l)§	803,368	889,527
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A1A
5.717%, 5/15/43(l)	14,216	15,475
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.336%, 3/23/45(l)§	1,944,629	2,002,700
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	301,480	304,847
Series 2012-C6 A1
1.081%, 4/15/45	2,545,102	2,547,485
Series 2012-C9 A1
0.673%, 11/15/45	93,980	93,456

		57,279,698

Total Asset-Backed and Mortgage-Backed Securities		142,954,517

Corporate Bonds (7.4%)
Consumer Discretionary (0.5%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	31,000	34,574

Hotels, Restaurants & Leisure (0.0%)
International Game Technology
7.500%, 6/15/19	23,000	27,002
McDonald’s Corp.
5.350%, 3/1/18	127,000	144,008
3.500%, 7/15/20	17,000	17,925

		188,935

Household Durables (0.0%)
Whirlpool Corp.
8.600%, 5/1/14	11,000	11,071

Media (0.4%)
21st Century Fox America, Inc.
5.300%, 12/15/14	31,000	32,033
6.900%, 3/1/19	154,000	186,041
CBS Corp.
8.875%, 5/15/19	54,000	69,117
Comcast Corp.
5.900%, 3/15/16	559,000	614,383
5.700%, 7/1/19	61,000	70,551
Cox Communications, Inc.
5.450%, 12/15/14	20,000	20,679
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	157,114
3.550%, 3/15/15	58,000	59,568
2.400%, 3/15/17	695,000	708,933
5.200%, 3/15/20	61,000	67,071
Discovery Communications LLC
5.050%, 6/1/20	150,000	166,705
NBCUniversal Enterprise, Inc.
0.776%, 4/15/16(b)(l)§	2,829,000	2,838,190
0.924%, 4/15/18(l)§	306,000	307,672
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	90,074
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	140,516
4.700%, 10/15/19	31,000	33,737
Time Warner Cable, Inc.
7.500%, 4/1/14	77,000	77,000
5.000%, 2/1/20	57,000	62,421
Time Warner, Inc.
5.875%, 11/15/16	267,000	299,442
Viacom, Inc.
4.375%, 9/15/14	77,000	78,321
5.625%, 9/15/19	61,000	70,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Walt Disney Co.
1.350%, 8/16/16	$515,000	$521,681

		6,671,337

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	105,514
Nordstrom, Inc.
6.250%, 1/15/18	123,000	141,961
4.750%, 5/1/20	21,000	23,240
Target Corp.
3.875%, 7/15/20	135,000	144,054

		414,769

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	80,133
Home Depot, Inc.
5.400%, 3/1/16	496,000	540,938
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	116,247
4.625%, 4/15/20	61,000	67,387
TJX Cos., Inc.
6.950%, 4/15/19	45,000	53,989

		858,694

Total Consumer Discretionary		8,179,380

Consumer Staples (0.3%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	100,000	102,788
Coca-Cola Co.
1.500%, 11/15/15	395,000	401,712
Diageo Capital plc
5.750%, 10/23/17	92,000	105,393
Diageo Finance B.V.
3.250%, 1/15/15	31,000	31,692
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	357,547
PepsiCo, Inc.
3.100%, 1/15/15	77,000	78,652

		1,077,784

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	103,252
CVS Caremark Corp.
3.250%, 5/18/15	46,000	47,329
6.125%, 8/15/16	89,000	99,134
5.750%, 6/1/17	92,000	104,241
4.750%, 5/18/20	46,000	50,497
Kroger Co.
3.900%, 10/1/15	61,000	63,800
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	131,878

		600,131

Food Products (0.1%)
Campbell Soup Co.
3.375%, 8/15/14	61,000	61,708
3.050%, 7/15/17	31,000	32,420
4.500%, 2/15/19	61,000	67,210
General Mills, Inc.
5.700%, 2/15/17	925,000	1,038,103
Ingredion, Inc.
3.200%, 11/1/15	31,000	32,041
Kellogg Co.
4.450%, 5/30/16	230,000	246,754
Kraft Foods Group, Inc.
5.375%, 2/10/20	129,000	147,528
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	31,534
4.900%, 11/1/19	46,000	50,265
Mondelez International, Inc.
4.125%, 2/9/16	176,000	186,128

		1,893,691

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	31,000	32,298
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,639
Procter & Gamble Co.
1.800%, 11/15/15	485,000	494,636
4.850%, 12/15/15	92,000	98,623

		644,196

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	101,000	132,859
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	59,385
6.875%, 5/1/20	46,000	53,671

		245,915

Total Consumer Staples		4,461,717

Energy (0.3%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,221
Halliburton Co.
6.150%, 9/15/19	77,000	91,454
Transocean, Inc.
4.950%, 11/15/15	77,000	82,100

		196,775

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	282,692
Apache Corp.
3.625%, 2/1/21	105,000	110,316
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	66,240
BP Capital Markets plc
3.625%, 5/8/14	61,000	61,197
3.875%, 3/10/15	107,000	110,538
3.125%, 10/1/15	115,000	119,467
Buckeye Partners LP
5.500%, 8/15/19	46,000	51,618
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	341,274
Cenovus Energy, Inc.
5.700%, 10/15/19	92,000	105,256
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	9,899
EnCana Corp.
5.900%, 12/1/17	31,000	35,141
6.500%, 5/15/19	192,000	224,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer Partners LP
9.700%, 3/15/19	$69,000	$89,084
Enterprise Products Operating LLC
5.600%, 10/15/14	240,000	246,439
EOG Resources, Inc.
6.875%, 10/1/18	31,000	37,544
5.625%, 6/1/19	38,000	43,899
EQT Corp.
8.125%, 6/1/19	38,000	46,426
Husky Energy, Inc.
5.900%, 6/15/14	32,000	32,348
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	9,000	10,578
5.300%, 9/15/20	23,000	25,208
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	44,864
Marathon Oil Corp.
5.900%, 3/15/18	71,000	81,277
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,827
Nexen Energy ULC
6.200%, 7/30/19	25,000	29,185
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	82,294
1.750%, 2/15/17	495,000	501,805
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	96,929
5.875%, 3/1/18	92,000	97,621
7.875%, 3/15/19	92,000	104,475
5.750%, 1/20/20	307,000	321,141
5.375%, 1/27/21	1,020,000	1,023,743
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	175,522
Statoil ASA
3.875%, 4/15/14	77,000	77,099
Total Capital S.A.
2.300%, 3/15/16	330,000	340,573
Valero Energy Corp.
4.500%, 2/1/15	14,000	14,458
Williams Partners LP
3.800%, 2/15/15	31,000	31,855
5.250%, 3/15/20	179,000	196,788

		5,374,549

Total Energy		5,571,324

Financials (4.3%)
Banks (2.2%)
Bank of Montreal
2.500%, 1/11/17	530,000	547,614
Bank of Nova Scotia
3.400%, 1/22/15	802,000	821,877
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,321,991
BB&T Corp.
3.950%, 4/29/16	46,000	48,880
BNP Paribas S.A.
3.600%, 2/23/16	465,000	488,039
Branch Banking & Trust Co.
0.666%, 12/1/16(l)	3,605,000	3,618,313
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,254,942
Citigroup, Inc.
5.500%, 10/15/14	369,000	378,764
4.750%, 5/19/15	1,125,000	1,174,568
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	847,600
Fifth Third Bancorp
3.625%, 1/25/16	475,000	498,308
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	183,999
KeyBank N.A./Ohio
0.725%, 11/25/16(b)(l)	3,360,000	3,372,936
KfW
4.125%, 10/15/14	2,902,000	2,958,373
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	171,622
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	541,660
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,185,314
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,651,463
PNC Funding Corp.
5.625%, 2/1/17	510,000	563,385
5.125%, 2/8/20	31,000	34,902
Royal Bank of Canada
2.625%, 12/15/15	380,000	392,223
0.567%, 1/23/17(l)	3,670,000	3,666,033
SunTrust Banks, Inc./Georgia
0.677%, 2/15/17(l)	3,670,000	3,663,324
7.250%, 3/15/18	154,000	181,216
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	544,407
U.S. Bancorp/Minnesota
4.200%, 5/15/14	77,000	77,354
2.450%, 7/27/15	465,000	476,433
0.726%, 11/15/18(l)	3,195,000	3,208,962
Wachovia Corp.
5.250%, 8/1/14	307,000	311,923
Wells Fargo & Co.
3.750%, 10/1/14	246,000	250,177
3.676%, 6/15/16(e)	711,000	754,936
Westpac Banking Corp.
3.000%, 8/4/15	35,000	36,096

		40,227,634

Capital Markets (0.5%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,188
Bank of New York Mellon Corp.
4.300%, 5/15/14	45,000	45,221
0.466%, 3/4/16(l)	2,505,000	2,505,666
BlackRock, Inc.
3.500%, 12/10/14	77,000	78,684
Credit Suisse AG/New York
5.500%, 5/1/14	154,000	154,643
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	92,331
Deutsche Bank AG/London
3.450%, 3/30/15	154,000	158,486
3.250%, 1/11/16	145,000	151,011
Goldman Sachs Group, Inc.
3.625%, 2/7/16	1,860,000	1,947,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 1/15/17	$750,000	$832,070
Morgan Stanley
4.750%, 4/1/14	307,000	306,890
6.000%, 4/28/15	250,000	263,953
5.375%, 10/15/15	154,000	164,399
5.450%, 1/9/17	539,000	597,267
5.950%, 12/28/17	184,000	209,717
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	80,948
4.125%, 1/19/16	900,000	946,576
6.700%, 3/4/20	87,000	101,399
Northern Trust Corp.
4.625%, 5/1/14	20,000	20,069
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	76,664
UBS AG/Connecticut
5.875%, 7/15/16	170,000	187,427

		8,938,550

Consumer Finance (0.9%)
American Express Co.
7.250%, 5/20/14	77,000	77,702
5.500%, 9/12/16	706,000	780,659
Capital One Financial Corp.
7.375%, 5/23/14	154,000	155,515
6.150%, 9/1/16	31,000	34,677
Caterpillar Financial Services Corp.
1.000%, 3/3/17	3,690,000	3,675,363
Discover Financial Services
10.250%, 7/15/19	80,000	101,056
HSBC Finance Corp.
5.500%, 1/19/16	195,000	209,828
HSBC USA, Inc.
2.375%, 2/13/15	950,000	966,302
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,663,518
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	238,706
0.526%, 5/17/16(l)	3,058,000	3,064,136
Volkswagen International Finance N.V.
0.676%, 11/18/16(l)§	3,170,000	3,176,120

		16,143,582

Diversified Financial Services (0.5%)
Bank of America Corp.
6.500%, 8/1/16	215,000	240,679
5.625%, 10/14/16	399,000	440,936
5.420%, 3/15/17	1,000,000	1,101,572
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	94,957
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	118,657
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	77,538
5.125%, 9/15/14	307,000	313,444
3.700%, 1/20/15	369,000	378,304
2.600%, 1/15/16	750,000	772,485
3.150%, 7/5/16	1,065,000	1,114,522
0.756%, 2/15/17(l)	3,155,000	3,161,601
4.400%, 7/22/20	31,000	33,564
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	78,942
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	93,988
5.450%, 2/1/18	31,000	35,276
ORIX Corp.
4.710%, 4/27/15	51,000	53,221
Private Export Funding Corp.
4.950%, 11/15/15	31,000	33,282
Shell International Finance B.V.
3.250%, 9/22/15	120,000	125,148

		8,268,116

Insurance (0.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	102,907
5.900%, 6/15/19	15,000	17,532
Aflac, Inc.
3.450%, 8/15/15	31,000	32,245
8.500%, 5/15/19	46,000	59,111
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	348,007
Allstate Corp.
6.200%, 5/16/14	77,000	77,539
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	40,044
American International Group, Inc.
5.050%, 10/1/15	246,000	260,165
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	129,230
CNA Financial Corp.
7.350%, 11/15/19	14,000	17,062
5.875%, 8/15/20	92,000	105,950
Lincoln National Corp.
6.250%, 2/15/20	15,000	17,446
Markel Corp.
7.125%, 9/30/19	61,000	72,364
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	186,663
Prudential Financial, Inc.
5.100%, 9/20/14	92,000	94,044
3.875%, 1/14/15	41,000	42,043
6.200%, 1/15/15	9,000	9,394
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	36,376

		1,648,122

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.625%, 4/1/15	23,000	23,853
4.500%, 1/15/18	95,000	102,560
5.050%, 9/1/20	61,000	65,793
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	67,804
6.100%, 3/15/20	61,000	69,940
Digital Realty Trust LP
4.500%, 7/15/15	61,000	63,285
Duke Realty LP
5.950%, 2/15/17	28,000	31,208
EPR Properties
7.750%, 7/15/20	31,000	35,796
ERP Operating LP
5.125%, 3/15/16	384,000	414,900
HCP, Inc.
3.750%, 2/1/16	95,000	99,936
6.000%, 1/30/17	100,000	112,258
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	149,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	$31,000	$34,872
Kimco Realty Corp.
6.875%, 10/1/19	61,000	72,080
Liberty Property LP
4.750%, 10/1/20	61,000	64,919
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	72,482
Simon Property Group LP
4.200%, 2/1/15	28,000	28,575
5.250%, 12/1/16	172,000	190,785
5.650%, 2/1/20	77,000	89,212

		1,789,672

Total Financials		77,015,676

Health Care (0.4%)
Biotechnology (0.2%)
Amgen, Inc.
4.850%, 11/18/14	92,000	94,526
2.500%, 11/15/16	2,286,000	2,361,980
5.700%, 2/1/19	92,000	106,381
4.500%, 3/15/20	15,000	16,289
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,978,564

		4,557,740

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	95,529
4.250%, 3/15/20	31,000	33,455
Medtronic, Inc.
3.000%, 3/15/15	615,000	630,439
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	365,079
Stryker Corp.
3.000%, 1/15/15	31,000	31,653
4.375%, 1/15/20	31,000	33,613

		1,189,768

Health Care Providers & Services (0.0%)
Cigna Corp.
5.125%, 6/15/20	40,000	44,407
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	36,628
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	30,011

		111,046

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	98,418
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	656,524

		754,942

Pharmaceuticals (0.1%)
Actavis, Inc.
6.125%, 8/15/19	52,000	60,191
Eli Lilly and Co.
5.200%, 3/15/17	331,000	370,763
Merck & Co., Inc.
6.000%, 9/15/17	92,000	105,910
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	63,685
Novartis Capital Corp.
4.400%, 4/24/20	110,000	120,810
Pfizer, Inc.
5.350%, 3/15/15	154,000	160,996
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	355,318

		1,237,673

Total Health Care		7,851,169

Industrials (0.1%)
Aerospace & Defense (0.1%)
Boeing Co.
3.500%, 2/15/15	215,000	220,829
Goodrich Corp.
4.875%, 3/1/20	31,000	33,986
L-3 Communications Corp.
3.950%, 11/15/16	840,000	891,849
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	115,260
Northrop Grumman Corp.
5.050%, 8/1/19	26,000	28,762
Raytheon Co.
4.400%, 2/15/20	31,000	33,959
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	16,861

		1,341,506

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	59,673	68,177
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	61,006	71,682

		139,859

Commercial Services & Supplies (0.0%)
Johns Hopkins University
5.250%, 7/1/19	34,000	38,782
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	12,335
Trustees of Dartmouth College
4.750%, 6/1/19	15,000	16,639
Vanderbilt University
5.250%, 4/1/19	77,000	86,766
Yale University
2.900%, 10/15/14	39,000	39,502

		194,024

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	32,216

Industrial Conglomerates (0.0%)
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	32,090

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	31,749

Road & Rail (0.0%)
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,203
CSX Corp.
6.250%, 4/1/15	126,000	133,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	$31,000	$31,929
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	72,279
5.750%, 4/1/18	154,000	175,732
5.900%, 6/15/19	20,000	23,105
Ryder System, Inc.
3.600%, 3/1/16	61,000	64,012

		524,267

Total Industrials		2,295,711

Information Technology (0.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	329,016
0.516%, 3/3/17(l)	3,685,000	3,683,107
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	104,946

		4,117,069

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	31,799
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	50,957
Corning, Inc.
6.625%, 5/15/19	6,000	7,177
4.250%, 8/15/20	20,000	21,717

		111,650

IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	391,648
Western Union Co.
5.930%, 10/1/16	310,000	343,240
Xerox Corp.
8.250%, 5/15/14	29,000	29,259
4.250%, 2/15/15	77,000	79,301

		843,448

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	502,287

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	31,695
4.750%, 2/1/20	38,000	41,791
Microsoft Corp.
2.950%, 6/1/14	58,000	58,256
2.500%, 2/8/16	285,000	295,360
4.200%, 6/1/19	54,000	59,697
Oracle Corp.
5.250%, 1/15/16	343,000	371,382

		858,181

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.750%, 6/2/14	92,000	92,630

Total Information Technology		6,525,265

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	66,684
Cabot Corp.
5.000%, 10/1/16	61,000	66,580
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	77,000	78,675
5.250%, 12/15/16	201,000	223,848
4.625%, 1/15/20	31,000	34,291
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	3,039,974
Monsanto Co.
0.436%, 11/7/16(l)	3,195,000	3,196,073
5.125%, 4/15/18	31,000	34,852
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	25,139
3.750%, 9/30/15	25,000	26,136
Praxair, Inc.
4.625%, 3/30/15	154,000	160,357
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	78,372
Valspar Corp.
7.250%, 6/15/19	61,000	73,282

		7,104,263

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	342,403
8.125%, 7/15/18	31,000	37,785

		380,188

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,832
Bemis Co., Inc.
5.650%, 8/1/14	17,000	17,281
6.800%, 8/1/19	14,000	16,651

		66,764

Metals & Mining (0.1%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	56,488
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	154,000	154,000
5.250%, 12/15/15	205,000	221,159
5.400%, 3/29/17	61,000	68,180
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,647
Newmont Mining Corp.
5.125%, 10/1/19	92,000	96,837
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	97,000	97,662
6.500%, 7/15/18	92,000	107,957
9.000%, 5/1/19	154,000	199,992
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,356
Vale Overseas Ltd.
6.250%, 1/23/17	609,000	678,136

		1,715,414

Paper & Forest Products (0.0%)
International Paper Co.
5.300%, 4/1/15	181,000	189,495

Total Materials		9,456,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
5.100%, 9/15/14	$92,000	$93,960
2.500%, 8/15/15	1,075,000	1,101,357
5.625%, 6/15/16	629,000	693,180
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,666,659
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	77,000	77,878
Qwest Corp.
8.375%, 5/1/16(b)	51,000	58,013
6.500%, 6/1/17	615,000	696,487
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	40,000	41,226
5.877%, 7/15/19	60,000	67,531

		6,496,291

Wireless Telecommunication Services (0.0%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	364,798
Vodafone Group plc
5.625%, 2/27/17	184,000	207,377

		572,175

Total Telecommunication Services		7,068,466

Utilities (0.2%)
Electric Utilities (0.1%)
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	52,005
Duke Energy Corp.
3.350%, 4/1/15	31,000	31,864
Duke Energy Florida, Inc.
4.550%, 4/1/20	15,000	16,329
Exelon Corp.
4.900%, 6/15/15	857,000	896,184
Northeast Utilities
4.500%, 11/15/19	31,000	34,107
Northern States Power Co.
1.950%, 8/15/15	31,000	31,485
PacifiCorp
5.650%, 7/15/18	154,000	175,457
Progress Energy, Inc.
5.625%, 1/15/16	240,000	260,153
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	25,953
Southern Co.
4.150%, 5/15/14	23,000	23,101
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	244,048
5.000%, 6/30/19	61,000	69,109
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,241

		1,895,036

Gas Utilities (0.0%)
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	94,640
Southern Natural Gas Co. LLC
5.900%, 4/1/17(b)§	154,000	172,686

		267,326

Independent Power and Renewable Electricity Producers (0.0%)
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	242,690
PSEG Power LLC
5.125%, 4/15/20	25,000	27,116

		269,806

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	31,594
Dominion Resources, Inc.
5.150%, 7/15/15	905,000	954,773
DTE Energy Co.
7.625%, 5/15/14	23,000	23,195
6.350%, 6/1/16	92,000	102,757
National Grid plc
6.300%, 8/1/16	154,000	171,877
NiSource Finance Corp.
5.450%, 9/15/20	31,000	34,961
Sempra Energy
6.500%, 6/1/16	181,000	203,227
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,509

		1,549,893

Total Utilities		3,982,061

Total Corporate Bonds		132,406,893

Government Securities (74.4%)
Agency CMO (1.4%)
Federal Home Loan Mortgage Corp.
0.455% 8/15/25(l)	120,790	121,214
0.555% 7/15/34(l)	342,100	342,088
0.655% 2/15/41(l)	295,492	297,103
0.605% 9/15/41(l)	558,979	559,778
0.625% 7/15/42(l)	4,408,005	4,409,759
0.605% 12/15/43(l)	5,099,889	5,091,239
Federal National Mortgage Association
0.604% 6/25/36(l)	346,390	348,097
0.354% 10/27/37(l)	2,048,891	2,023,606
0.834% 12/25/37(l)	377,926	382,379
0.734% 6/25/41(l)	914,370	920,615
0.704% 9/25/41(l)	1,625,980	1,635,039
0.604% 6/25/42(l)	490,746	489,798
0.554% 12/25/43(l)	4,066,064	4,066,145
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	1,317,589	1,322,108
Series 2010-R3
0.716% 12/8/20(b)(l)	2,819,449	2,844,576
Series 2011-R4
0.536% 3/6/20(b)(l)	1,258,362	1,260,771

		26,114,315

Foreign Governments (0.4%)
Canadian Government Bond
2.375% 9/10/14	215,000	217,029
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,627,396
8.000% 1/15/18	170,667	190,720
5.875% 1/15/19	305,000	343,567
Province of British Columbia
2.850% 6/15/15	46,000	47,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Province of Nova Scotia
5.125% 1/26/17	$92,000	$102,039
Province of Ontario
4.100% 6/16/14	307,000	309,355
4.950% 11/28/16	184,000	203,107
Province of Quebec
4.875% 5/5/14	184,000	184,769
Republic of Italy
5.250% 9/20/16	399,000	430,901
Republic of Korea
5.750% 4/16/14	154,000	154,288
7.125% 4/16/19	154,000	189,252
Republic of Panama
5.200% 1/30/20	462,000	510,510
Republic of Peru
8.375% 5/3/16	230,000	262,605
Republic of Poland
5.000% 10/19/15	307,000	327,471
Republic of South Africa
5.875% 5/30/22	215,000	235,694
State of Israel
5.125% 3/26/19	138,000	155,767
Svensk Exportkredit AB
5.125% 3/1/17	92,000	102,574
United Mexican States
5.625% 1/15/17	338,000	376,251
5.950% 3/19/19	307,000	357,766

		7,328,442

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	19,420
Board of Regents of the University of Texas System , Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	59,423
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	69,520
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	31,000	33,920
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	123,000	147,156
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	41,680
6.395% 1/1/40	21,000	24,909
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	13,605
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	45,211
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	107,391
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	49,751
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	88,195
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	65,674
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	40,666
6.750% 8/1/49	61,000	82,586
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	36,309
5.750% 7/1/34	77,000	90,218
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	46,000	54,691
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	31,000	38,553
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	43,037
7.055% 4/1/57	61,000	65,810
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	49,536
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	29,150
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	38,037
6.648% 11/15/39	31,000	39,025
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	108,061
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	39,189
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718% 1/1/49	88,000	116,026
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	65,934
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	69,000	76,712
5.561% 12/1/49	92,000	102,753
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	37,340
6.918% 4/1/40	31,000	40,319
7.043% 4/1/50	61,000	82,269
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263% 4/1/49	92,000	118,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	$61,000	$82,113
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	34,108
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15	31,000	31,833
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	35,744
5.600% 3/15/40	31,000	36,090
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	18,000	20,940
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481% 8/1/39	61,000	70,355
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090% 8/1/33	31,000	34,370
5.140% 8/1/40	31,000	34,404

		2,540,603

Supranational (0.4%)
Asian Development Bank
4.250% 10/20/14	759,000	775,529
5.500% 6/27/16	307,000	339,543
Corp. Andina de Fomento
5.750% 1/12/17	154,000	171,812
8.125% 6/4/19	46,000	57,270
European Investment Bank
3.000% 4/8/14	307,000	307,137
3.125% 6/4/14	154,000	154,743
2.875% 1/15/15	307,000	313,143
4.875% 1/17/17	1,379,000	1,526,730
5.125% 5/30/17	399,000	447,991
Inter-American Development Bank
5.125% 9/13/16	107,000	118,149
3.875% 2/14/20	307,000	334,956
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,042,970
International Finance Corp.
3.000% 4/22/14	787,000	788,180

		6,378,153

U.S. Government Agencies (28.0%)
Federal Farm Credit Bank
2.625% 4/17/14	307,000	307,318
0.250% 6/11/14(l)	4,587,000	4,588,459
0.106% 4/6/15(l)	70,000,000	69,992,510
0.154% 10/8/15(l)	20,000,000	20,003,000
Federal Home Loan Bank
5.250% 6/18/14	1,228,000	1,241,440
0.124% 6/26/14(l)	630,000	630,061
5.500% 8/13/14	5,589,000	5,699,057
0.250% 2/20/15	66,425,000	66,465,127
4.750% 12/16/16	154,000	170,216
4.875% 5/17/17	461,000	515,600
5.000% 11/17/17	5,859,000	6,637,913
5.500% 7/15/36	92,000	112,670
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	9,026,000	9,039,113
5.000% 7/15/14	614,000	622,632
1.000% 8/27/14	46,346,000	46,509,713
0.750% 11/25/14	49,029,000	49,219,556
2.875% 2/9/15	230,000	235,278
0.500% 4/17/15	4,830,000	4,845,068
1.750% 9/10/15	4,700,000	4,799,854
0.420% 9/18/15	6,116,000	6,117,571
4.750% 11/17/15	921,000	988,058
5.500% 7/18/16	307,000	341,612
2.000% 11/6/17	2,294,000	2,318,058
Federal National Mortgage Association
0.875% 8/28/14	56,625,000	56,801,087
3.000% 9/16/14	307,000	311,000
2.625% 11/20/14	230,000	233,584
0.500% 5/27/15	44,170,000	44,345,266
2.150% 8/4/15	31,000	31,784
2.000% 9/21/15	1,223,000	1,253,804
0.500% 9/28/15	51,545,000	51,715,269
1.875% 10/15/15	61,000	62,466
4.375% 10/15/15	921,000	977,019
0.500% 3/30/16	12,230,000	12,232,423
2.375% 4/11/16	14,705,000	15,267,760
5.000% 2/13/17	307,000	342,523
1.000% 9/20/17	4,587,000	4,552,002
2.750% 4/16/19	14,572,000	14,587,344

		504,113,215

U.S. Treasuries (44.1%)
U.S. Treasury Bonds
11.250% 2/15/15	522,000	572,510
U.S. Treasury Notes
0.375% 11/15/14	19,890,000	19,924,963
0.250% 12/15/14	95,735,000	95,843,449
0.125% 12/31/14	183,662,000	183,705,050
2.625% 12/31/14	102,628,000	104,564,303
0.250% 1/31/15	106,995,000	107,114,642
0.250% 2/15/15	10,595,000	10,605,760
4.000% 2/15/15	10,458,000	10,811,877
0.250% 3/31/15	78,108,100	78,193,535
2.500% 3/31/15	42,545,000	43,541,523
0.125% 4/30/15	21,700,000	21,695,762
0.250% 5/31/15	6,980,000	6,987,362
0.375% 6/30/15	35,655,000	35,748,316
0.375% 1/31/16	47,265,000	47,280,233
0.250% 4/15/16	16,140,000	16,073,012
0.500% 6/15/16	11,651,200	11,644,145

		794,306,442

Total Government Securities		1,340,781,170

Total Long-Term Debt Securities (89.7%) (Cost $1,615,865,798)		1,616,142,580

SHORT-TERM INVESTMENT:
Government Security (7.6%)
U.S. Treasury Bills
0.08%, 12/11/14(p)	137,645,000	137,564,946

Total Short-Term Investments (7.6%) (Cost $137,543,098)		137,564,946

Total Investments (97.3%) (Cost $1,753,408,896)		1,753,707,526
Other Assets Less Liabilities (2.7%)		48,145,187

Net Assets (100%)		$1,801,852,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

†	Security (totaling $1,441,151 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $65,362,816 or 3.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
2 Year U.S. Treasury Notes	255	June-14	$56,063,742	$55,988,437	$(75,305)

Sales
10 Year U.S. Treasury Notes	36	June-14	$4,465,917	$4,446,000	$19,917
5 Year U.S. Treasury Notes	434	June-14	51,639,516	51,625,656	13,860

					33,777

					$(41,528)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/14	Royal Bank of Canada	384	$347,637	$347,742	$(105)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/14	BNP Paribas	4,311	$3,886,712	$3,898,643	$(11,931)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/14	UBS AG	6,419	5,820,507	5,805,394	15,113

					$3,182

					$3,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$84,233,668	$1,441,151	$85,674,819
Non-Agency CMO	—	57,279,698	—	57,279,698
Corporate Bonds
Consumer Discretionary	—	8,179,380	—	8,179,380
Consumer Staples	—	4,461,717	—	4,461,717
Energy	—	5,571,324	—	5,571,324
Financials	—	77,015,676	—	77,015,676
Health Care	—	7,851,169	—	7,851,169
Industrials	—	2,295,711	—	2,295,711
Information Technology	—	6,525,265	—	6,525,265
Materials	—	9,456,124	—	9,456,124
Telecommunication Services	—	7,068,466	—	7,068,466
Utilities	—	3,982,061	—	3,982,061
Forward Currency Contracts	—	15,113	—	15,113
Futures	33,777	—	—	33,777
Government Securities
Agency CMO	—	26,114,315	—	26,114,315
Foreign Governments	—	7,328,442	—	7,328,442
Municipal Bonds	—	2,540,603	—	2,540,603
Supranational	—	6,378,153	—	6,378,153
U.S. Government Agencies	—	504,113,215	—	504,113,215
U.S. Treasuries	—	794,306,442	—	794,306,442
Short-Term Investments	—	137,564,946	—	137,564,946

Total Assets	$33,777	$1,752,281,488	$1,441,151	$1,753,756,416

Liabilities:
Forward Currency Contracts	$—	$(12,036)	$—	$(12,036)
Futures	(75,305)	—	—	(75,305)

Total Liabilities	$(75,305)	$(12,036)	$—	$(87,341)

Total	$(41,528)	$1,752,269,452	$1,441,151	$1,753,669,075

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,640,078
Long-term U.S. government debt securities	13,493,164

$142,133,242

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,801,537
Long-term U.S. government debt securities	45,050,439

$96,851,976

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275,387
Aggregate gross unrealized depreciation	(976,876)

Net unrealized appreciation	$298,511

Federal income tax cost of investments	$1,753,409,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$872,292
Cooper Tire & Rubber Co.	48,500	1,178,550
Dana Holding Corp.	115,600	2,690,012
Dorman Products, Inc.*	19,000	1,122,140
Drew Industries, Inc.	18,900	1,024,380
Federal-Mogul Corp.*	17,100	319,941
Gentherm, Inc.*	19,800	687,456
Modine Manufacturing Co.*	30,000	439,500
Shiloh Industries, Inc.*	17,900	317,546
Standard Motor Products, Inc.	18,800	672,476
Stoneridge, Inc.*	11,900	133,637
Superior Industries International, Inc.	14,900	305,301
Tenneco, Inc.*	46,300	2,688,641
Tower International, Inc.*	5,700	155,154

		12,607,026

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	443,718

Distributors (1.0%)
Core-Mark Holding Co., Inc.	6,900	500,940
LKQ Corp.*	729,571	19,224,196
Pool Corp.	36,300	2,225,916
VOXX International Corp.*	20,100	274,968
Weyco Group, Inc.	5,800	156,716

		22,382,736

Diversified Consumer Services (1.7%)
American Public Education, Inc.*	12,150	426,222
Ascent Capital Group, Inc., Class A*	9,400	710,170
Bright Horizons Family Solutions, Inc.*	304,402	11,905,162
Capella Education Co.	11,050	697,807
Education Management Corp.*	39,000	189,930
Grand Canyon Education, Inc.*	386,041	18,028,115
Hillenbrand, Inc.	45,000	1,454,850
ITT Educational Services, Inc.*	16,900	484,692
K12, Inc.*	15,800	357,870
LifeLock, Inc.*	43,900	751,129
Lincoln Educational Services Corp.	17,800	67,106
Matthews International Corp., Class A	21,900	893,739
Regis Corp.	44,310	607,047
Sotheby’s, Inc.	52,700	2,295,085
Steiner Leisure Ltd.*	10,300	476,375
Strayer Education, Inc.*	7,400	343,582
Universal Technical Institute, Inc.	8,000	103,600

		39,792,481

Hotels, Restaurants & Leisure (2.0%)
Biglari Holdings, Inc.*	870	424,116
BJ’s Restaurants, Inc.*	18,100	592,051
Bloomin’ Brands, Inc.*	40,000	964,000
Bob Evans Farms, Inc.	20,200	1,010,606
Boyd Gaming Corp.*	39,200	517,440
Buffalo Wild Wings, Inc.*	14,400	2,144,160
Caesars Entertainment Corp.*	24,640	468,407
Carrols Restaurant Group, Inc.*	27,500	197,175
Cheesecake Factory, Inc.	40,500	1,929,015
Churchill Downs, Inc.	9,500	867,350
Chuy’s Holdings, Inc.*	11,700	504,738
Cracker Barrel Old Country Store, Inc.	15,500	1,507,220
Denny’s Corp.*	84,812	545,341
DineEquity, Inc.	11,300	882,191
Einstein Noah Restaurant Group, Inc.	11,800	194,228
Fiesta Restaurant Group, Inc.*	14,300	651,937
Ignite Restaurant Group, Inc.*	4,000	56,280
International Speedway Corp., Class A	21,100	717,189
Interval Leisure Group, Inc.	26,500	692,710
Isle of Capri Casinos, Inc.*	36,400	279,188
Jack in the Box, Inc.*	30,500	1,797,670
Krispy Kreme Doughnuts, Inc.*	54,300	962,739
Life Time Fitness, Inc.*	33,600	1,616,160
Marcus Corp.	12,900	215,430
Marriott Vacations Worldwide Corp.*	20,700	1,157,337
Monarch Casino & Resort, Inc.*	16,300	302,039
Morgans Hotel Group Co.*	17,100	137,484
Multimedia Games Holding Co., Inc.*	20,300	589,512
Norwegian Cruise Line Holdings Ltd.*	461,642	14,897,187
Orient-Express Hotels Ltd., Class A*	71,400	1,028,874
Papa John’s International, Inc.	24,066	1,254,079
Pinnacle Entertainment, Inc.*	39,600	938,520
Popeyes Louisiana Kitchen, Inc.*	19,000	772,160
Red Robin Gourmet Burgers, Inc.*	9,600	688,128
Ruby Tuesday, Inc.*	39,000	218,790
Ruth’s Hospitality Group, Inc.	24,200	292,578
Scientific Games Corp., Class A*	41,600	571,168
Sonic Corp.*	37,500	854,625
Speedway Motorsports, Inc.	7,700	144,221
Texas Roadhouse, Inc.	45,100	1,176,208
Town Sports International Holdings, Inc.	20,000	169,800
Vail Resorts, Inc.	26,100	1,819,170

		46,749,221

Household Durables (0.5%)
Beazer Homes USA, Inc.*	16,920	339,754
Cavco Industries, Inc.*	4,800	376,560
Ethan Allen Interiors, Inc.	14,900	379,205
Helen of Troy Ltd.*	23,700	1,640,751
Hovnanian Enterprises, Inc., Class A*	116,600	551,518
iRobot Corp.*	21,319	875,145
KB Home	55,200	937,848
La-Z-Boy, Inc.	36,000	975,600
Libbey, Inc.*	13,100	340,600
Lifetime Brands, Inc.	9,400	167,884
M.D.C. Holdings, Inc.	26,900	760,732
M/I Homes, Inc.*	17,100	383,382
Meritage Homes Corp.*	23,900	1,000,932
NACCO Industries, Inc., Class A	2,800	151,788
Ryland Group, Inc.	31,600	1,261,788
Standard Pacific Corp.*	107,100	890,001
Universal Electronics, Inc.*	9,500	364,705

		11,398,193

Internet & Catalog Retail (1.2%)
1-800-FLOWERS.COM, Inc., Class A*	20,600	115,978
Blue Nile, Inc.*	9,100	316,680
FTD Cos., Inc.*	11,260	358,181
HomeAway, Inc.*	438,820	16,530,350
HSN, Inc.	24,000	1,433,520
Nutrisystem, Inc.	13,000	195,910
Overstock.com, Inc.*	1,900	37,430
PetMed Express, Inc.	1,000	13,410
Shutterfly, Inc.*	113,315	4,836,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
zulily, Inc., Class A*	53,265	$2,673,370

		26,511,113

Leisure Products (1.0%)
Arctic Cat, Inc.	8,600	410,994
Brunswick Corp.	62,000	2,807,980
Callaway Golf Co.	47,000	480,340
LeapFrog Enterprises, Inc.*	16,800	126,000
Marine Products Corp.	28,600	215,072
Polaris Industries, Inc.	118,250	16,520,708
Smith & Wesson Holding Corp.*	43,300	633,046
Sturm Ruger & Co., Inc.	12,800	765,440

		21,959,580

Media (1.0%)
AMC Entertainment Holdings, Inc., Class A*	14,427	349,854
Carmike Cinemas, Inc.*	16,500	492,690
Crown Media Holdings, Inc., Class A*	190,100	729,984
Cumulus Media, Inc., Class A*	50,200	346,882
Entercom Communications Corp., Class A*	15,800	159,106
Entravision Communications Corp., Class A	48,400	324,280
EW Scripps Co., Class A*	25,000	443,000
Global Sources Ltd.*	23,200	207,872
Gray Television, Inc.*	35,700	370,209
Harte-Hanks, Inc.	14,800	130,832
Journal Communications, Inc., Class A*	36,300	321,618
Live Nation Entertainment, Inc.*	101,925	2,216,869
Loral Space & Communications, Inc.*	10,400	735,592
Martha Stewart Living Omnimedia, Inc., Class A*	12,800	57,984
McClatchy Co., Class A*	25,900	166,278
MDC Partners, Inc., Class A	30,150	688,023
Meredith Corp.	26,100	1,211,823
National CineMedia, Inc.	610,186	9,152,790
New York Times Co., Class A	98,400	1,684,608
Nexstar Broadcasting Group, Inc., Class A	23,600	885,472
Rentrak Corp.*	7,700	464,156
Scholastic Corp.	19,500	672,360
Sinclair Broadcast Group, Inc., Class A	49,500	1,340,955
Sizmek, Inc.*	10,100	107,363
World Wrestling Entertainment, Inc., Class A	19,900	574,712

		23,835,312

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	7,200	79,056
Fred’s, Inc., Class A	25,800	464,658
Gordmans Stores, Inc.	4,800	26,208
Tuesday Morning Corp.*	41,500	587,225

		1,157,147

Specialty Retail (5.0%)
Aeropostale, Inc.*	57,900	290,658
America’s Car-Mart, Inc.*	5,700	209,304
ANN, Inc.*	39,200	1,626,016
Asbury Automotive Group, Inc.*	26,300	1,454,653
Barnes & Noble, Inc.*	24,600	514,140
Brown Shoe Co., Inc.	29,100	772,314
Buckle, Inc.	20,300	929,740
Cabela’s, Inc.*	243,360	15,942,514
Cato Corp., Class A	17,800	481,312
Children’s Place Retail Stores, Inc.	18,345	913,764
Citi Trends, Inc.*	2,700	43,983
Conn’s, Inc.*	15,400	598,290
Container Store Group, Inc.*	9,900	336,105
Destination Maternity Corp.	13,300	364,420
Destination XL Group, Inc.*	48,900	275,796
Dick’s Sporting Goods, Inc.	351,560	19,198,692
Express, Inc.*	69,600	1,105,248
Finish Line, Inc., Class A	33,700	912,933
Five Below, Inc.*	306,071	13,001,896
Francesca’s Holdings Corp.*	27,100	491,594
Genesco, Inc.*	19,000	1,416,830
Group 1 Automotive, Inc.	16,800	1,103,088
Haverty Furniture Cos., Inc.	9,800	291,060
Hibbett Sports, Inc.*	19,248	1,017,834
Jos. A. Bank Clothiers, Inc.*	19,800	1,273,140
Lithia Motors, Inc., Class A	17,900	1,189,634
Lumber Liquidators Holdings, Inc.*	181,550	17,029,390
MarineMax, Inc.*	24,700	375,193
Mattress Firm Holding Corp.*	7,100	339,593
Men’s Wearhouse, Inc.	34,200	1,675,116
Monro Muffler Brake, Inc.	24,050	1,367,964
Office Depot, Inc.*	332,020	1,371,243
Outerwall, Inc.*	21,050	1,526,125
Penske Automotive Group, Inc.	33,600	1,436,736
PEP Boys-Manny, Moe & Jack*	31,700	403,224
Pier 1 Imports, Inc.	69,800	1,317,824
Rent-A-Center, Inc.	44,000	1,170,400
Restoration Hardware Holdings, Inc.*	12,800	941,952
Select Comfort Corp.*	44,400	802,752
Shoe Carnival, Inc.	10,350	238,464
Sonic Automotive, Inc., Class A	27,100	609,208
Stage Stores, Inc.	26,700	652,815
Stein Mart, Inc.	10,000	140,100
Systemax, Inc.*	23,690	353,218
Tilly’s, Inc., Class A*	11,000	128,700
Tractor Supply Co.	208,040	14,693,865
Vitamin Shoppe, Inc.*	22,900	1,088,208
West Marine, Inc.*	14,300	162,591
Zale Corp.*	23,300	487,203
Zumiez, Inc.*	16,356	396,469

		114,463,311

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	8,000	661,200
Crocs, Inc.*	69,200	1,079,520
G-III Apparel Group Ltd.*	9,900	708,642
Iconix Brand Group, Inc.*	41,200	1,617,924
Jones Group, Inc.	57,200	856,284
Kate Spade & Co.*	84,600	3,137,814
Movado Group, Inc.	11,400	519,270
Oxford Industries, Inc.	10,900	852,380
Quiksilver, Inc.*	97,100	729,221
Skechers U.S.A., Inc., Class A*	29,400	1,074,276
Steven Madden Ltd.*	45,862	1,650,115
Tumi Holdings, Inc.*	34,600	782,998
Under Armour, Inc., Class A*	137,820	15,799,685
Vera Bradley, Inc.*	11,049	298,212
Wolverine World Wide, Inc.	76,000	2,169,800

		31,937,341

Total Consumer Discretionary		353,237,179

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	1,492,853
Coca-Cola Bottling Co. Consolidated	1,200	101,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
National Beverage Corp.*	11,000	$214,610

		1,809,439

Food & Staples Retailing (1.2%)
Andersons, Inc.	17,700	1,048,548
Casey’s General Stores, Inc.	28,650	1,936,453
Chefs’ Warehouse, Inc.*	6,700	143,380
Ingles Markets, Inc., Class A	4,200	100,044
Pantry, Inc.*	3,100	47,554
PriceSmart, Inc.	12,700	1,281,811
Rite Aid Corp.*	527,800	3,309,306
Spartan Stores, Inc.	19,320	448,417
Sprouts Farmers Market, Inc.*	424,266	15,286,304
SUPERVALU, Inc.*	165,100	1,129,284
Susser Holdings Corp.*	13,000	812,110
United Natural Foods, Inc.*	36,500	2,588,580
Village Super Market, Inc., Class A	5,900	155,760
Weis Markets, Inc.	7,400	364,450

		28,652,001

Food Products (1.7%)
Alico, Inc.	8,500	320,450
Annie’s, Inc.*	9,900	397,881
B&G Foods, Inc.	36,100	1,086,971
Boulder Brands, Inc.*	42,200	743,564
Calavo Growers, Inc.	2,300	81,834
Cal-Maine Foods, Inc.	9,100	571,298
Chiquita Brands International, Inc.*	27,000	336,150
Darling International, Inc.*	111,522	2,232,671
Diamond Foods, Inc.*	15,200	530,936
Farmer Bros Co.*	4,732	93,220
Fresh Del Monte Produce, Inc.	24,600	678,222
Hain Celestial Group, Inc.*	27,243	2,491,917
J&J Snack Foods Corp.	11,500	1,103,655
John B. Sanfilippo & Son, Inc.	14,700	338,394
Keurig Green Mountain, Inc.	185,908	19,630,026
Lancaster Colony Corp.	13,000	1,292,460
Limoneira Co.	4,300	97,524
Omega Protein Corp.*	800	9,656
Pilgrim’s Pride Corp.*	44,000	920,480
Post Holdings, Inc.*	21,500	1,185,080
Sanderson Farms, Inc.	16,000	1,255,840
Seaboard Corp.*	200	524,290
Seneca Foods Corp., Class A*	3,500	110,180
Snyder’s-Lance, Inc.	33,900	955,641
Tootsie Roll Industries, Inc.	17,544	525,267
TreeHouse Foods, Inc.*	24,800	1,785,352

		39,298,959

Household Products (0.1%)
Central Garden & Pet Co., Class A*	28,600	236,522
Harbinger Group, Inc.*	37,100	453,733
Oil-Dri Corp. of America	100	3,454
Spectrum Brands Holdings, Inc.	17,900	1,426,630
WD-40 Co.	10,700	829,999

		2,950,338

Personal Products (0.1%)
Elizabeth Arden, Inc.*	17,700	522,327
Inter Parfums, Inc.	9,600	347,616
Medifast, Inc.*	8,800	255,992
Nature’s Sunshine Products, Inc.	15,100	208,078
Nutraceutical International Corp.*	13,400	348,266
Revlon, Inc., Class A*	14,300	365,365
Star Scientific, Inc.*	41,200	32,330
Synutra International, Inc.*	24,993	167,203

		2,247,177

Tobacco (0.1%)
Alliance One International, Inc.*	72,900	212,868
Universal Corp.	17,400	972,486
Vector Group Ltd.	45,370	977,270

		2,162,624

Total Consumer Staples		77,120,538

Energy (5.4%)
Energy Equipment & Services (2.5%)
Basic Energy Services, Inc.*	19,500	534,495
Bristow Group, Inc.	25,801	1,948,492
C&J Energy Services, Inc.*	34,700	1,011,852
Cal Dive International, Inc.*	23,300	39,610
CARBO Ceramics, Inc.	14,300	1,973,257
Dawson Geophysical Co.	4,200	117,642
Era Group, Inc.*	14,500	424,995
Exterran Holdings, Inc.	45,900	2,014,092
FMC Technologies, Inc.*	148,070	7,742,580
Forum Energy Technologies, Inc.*	28,400	879,832
Geospace Technologies Corp.*	9,700	641,849
Gulf Island Fabrication, Inc.	6,000	129,660
Gulfmark Offshore, Inc., Class A	20,900	939,246
Helix Energy Solutions Group, Inc.*	75,800	1,741,884
Hercules Offshore, Inc.*	123,200	565,488
Hornbeck Offshore Services, Inc.*	27,500	1,149,775
ION Geophysical Corp.*	69,400	292,174
Key Energy Services, Inc.*	117,400	1,084,776
Matrix Service Co.*	13,300	449,274
Mitcham Industries, Inc.*	1,300	18,122
Natural Gas Services Group, Inc.*	9,200	277,288
Newpark Resources, Inc.*	56,300	644,635
North Atlantic Drilling Ltd.	48,981	432,992
Nuverra Environmental Solutions, Inc.*	6,220	126,204
Oceaneering International, Inc.	207,013	14,875,954
Oil States International, Inc.*	49,925	4,922,605
Parker Drilling Co.*	77,700	550,893
PHI, Inc. (Non-Voting)*	10,200	451,248
Pioneer Energy Services Corp.*	38,100	493,395
RigNet, Inc.*	8,200	441,406
SEACOR Holdings, Inc.*	14,500	1,253,090
Superior Energy Services, Inc.	249,328	7,669,329
Tesco Corp.*	22,900	423,650
TETRA Technologies, Inc.*	50,400	645,120
TGC Industries, Inc.*	115	684
Vantage Drilling Co.*	62,200	106,362
Willbros Group, Inc.*	16,700	210,754

		57,224,704

Oil, Gas & Consumable Fuels (2.9%)
Abraxas Petroleum Corp.*	35,500	140,580
Alon USA Energy, Inc.	31,900	476,586
Alpha Natural Resources, Inc.*	159,600	678,300
Amyris, Inc.*	20,600	76,838
Apco Oil and Gas International, Inc.*	6,491	93,795
Approach Resources, Inc.*	22,500	470,475
Arch Coal, Inc.	165,100	795,782
Athlon Energy, Inc.*	12,900	457,305
Bill Barrett Corp.*	33,000	844,800
Bonanza Creek Energy, Inc.*	21,300	945,720
BPZ Resources, Inc.*	64,600	205,428
Callon Petroleum Co.*	28,700	240,219
Carrizo Oil & Gas, Inc.*	30,800	1,646,568
Clayton Williams Energy, Inc.*	3,400	384,234
Clean Energy Fuels Corp.*	51,400	459,516
Cloud Peak Energy, Inc.*	43,706	923,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Comstock Resources, Inc.	34,200	$781,470
Concho Resources, Inc.*	65,170	7,983,325
Contango Oil & Gas Co.*	10,279	490,719
Delek U.S. Holdings, Inc	26,800	778,272
Diamondback Energy, Inc.*	14,500	975,995
Emerald Oil, Inc.*	40,400	271,488
Endeavour International Corp.*	13,200	42,900
Energy XXI Bermuda Ltd.	59,801	1,409,510
EPL Oil & Gas, Inc.*	18,500	714,100
Evolution Petroleum Corp.	33,000	420,090
EXCO Resources, Inc.	98,100	549,360
Forest Oil Corp.*	11,500	21,965
FX Energy, Inc.*	35,200	117,568
GasLog Ltd.	21,300	496,077
Gastar Exploration, Inc.*	24,800	135,656
Goodrich Petroleum Corp.*	30,700	485,674
Green Plains Renewable Energy, Inc.	17,300	518,308
Halcon Resources Corp.*	149,578	647,673
Hallador Energy Co.	15,100	129,105
Isramco, Inc.*	150	19,877
KiOR, Inc., Class A*	58,100	33,291
Knightsbridge Tankers Ltd.	4,400	59,620
Kodiak Oil & Gas Corp.*	204,700	2,485,058
Magnum Hunter Resources Corp.*	114,600	974,100
Matador Resources Co.*	35,500	869,395
Midstates Petroleum Co., Inc.*	36,200	194,032
Miller Energy Resources, Inc.*	44,600	262,248
Nordic American Tankers Ltd.	41,200	405,408
Northern Oil and Gas, Inc.*	45,300	662,286
Oasis Petroleum, Inc.*	236,708	9,877,825
Panhandle Oil and Gas, Inc., Class A	5,000	218,050
PDC Energy, Inc.*	23,300	1,450,658
Penn Virginia Corp.*	37,800	661,122
PetroQuest Energy, Inc.*	17,100	97,470
Quicksilver Resources, Inc.*	35,200	92,576
Rentech, Inc.*	172,400	327,560
Resolute Energy Corp.*	33,100	238,320
REX American Resources Corp.*	700	39,935
Rex Energy Corp.*	27,200	508,912
Rosetta Resources, Inc.*	44,200	2,058,836
RSP Permian, Inc.*	15,761	455,335
Sanchez Energy Corp.*	27,100	802,973
Scorpio Tankers, Inc.	131,800	1,314,046
SemGroup Corp., Class A	29,800	1,957,264
Ship Finance International Ltd.	37,200	668,484
SM Energy Co.	94,781	6,756,937
Solazyme, Inc.*	34,600	401,706
Stone Energy Corp.*	38,500	1,615,845
Swift Energy Co.*	29,100	313,116
Synergy Resources Corp.*	52,500	564,375
Targa Resources Corp.	22,594	2,242,680
Teekay Tankers Ltd., Class A	42,800	151,512
Triangle Petroleum Corp.*	38,500	317,240
VAALCO Energy, Inc.*	40,800	348,840
W&T Offshore, Inc.	22,700	392,937
Warren Resources, Inc.*	38,500	184,800
Western Refining, Inc.	41,700	1,609,620
Westmoreland Coal Co.*	10,600	315,668
ZaZa Energy Corp.*	53,200	40,012

		67,799,315

Total Energy		125,024,019

Financials (15.7%)
Banks (6.0%)
1st Source Corp.	8,550	274,369
1st United Bancorp, Inc./Florida	22,500	172,350
American National Bankshares, Inc.	10,200	239,904
Ameris Bancorp*	19,400	452,020
Ames National Corp.	12,460	274,618
Arrow Financial Corp.	5,631	148,884
BancFirst Corp.	5,400	305,802
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	460,062
Bancorp, Inc./Delaware*	27,400	515,394
BancorpSouth, Inc.	71,100	1,774,656
Bank of Kentucky Financial Corp.	8,500	319,090
Bank of Marin Bancorp/California	5,790	260,666
Bank of the Ozarks, Inc.	19,960	1,358,478
Banner Corp.	14,900	614,029
BBCN Bancorp, Inc.	60,610	1,038,855
Boston Private Financial Holdings, Inc.	54,810	741,579
Bridge Bancorp, Inc.	5,100	136,221
Bridge Capital Holdings*	18,600	441,936
Bryn Mawr Bank Corp.	13,272	381,305
Camden National Corp.	4,250	175,100
Capital Bank Financial Corp., Class A*	17,900	449,469
Capital City Bank Group, Inc.	13,300	176,624
Cardinal Financial Corp.	19,550	348,576
Cascade Bancorp*	27,100	151,760
Cathay General Bancorp	57,001	1,435,855
Centerstate Banks, Inc.	29,800	325,416
Central Pacific Financial Corp.	11,800	238,360
Chemical Financial Corp.	19,500	632,775
Citizens & Northern Corp.	10,900	214,839
City Holding Co.	10,500	471,030
CNB Financial Corp./Pennsylvania	8,840	156,291
CoBiz Financial, Inc.	1,800	20,736
Columbia Banking System, Inc.	33,110	944,297
Community Bank System, Inc.	28,476	1,111,134
Community Trust Bancorp, Inc.	10,100	418,948
CommunityOne Bancorp*	9,914	111,235
CVB Financial Corp.	63,600	1,011,240
Eagle Bancorp, Inc.*	17,930	647,273
Enterprise Financial Services Corp.	11,190	224,583
F.N.B. Corp./Pennsylvania	121,800	1,632,120
Fidelity Southern Corp.	1,630	22,771
Financial Institutions, Inc.	16,700	384,434
First Bancorp, Inc./Maine	4,640	75,632
First Bancorp/North Carolina	14,600	277,400
First BanCorp/Puerto Rico*	36,700	199,648
First Busey Corp.	45,120	261,696
First Commonwealth Financial Corp.	101,100	913,944
First Community Bancshares, Inc./Virginia	17,400	284,664
First Connecticut Bancorp, Inc./Connecticut	17,200	269,352
First Financial Bancorp	41,460	745,451
First Financial Bankshares, Inc.	22,800	1,408,812
First Financial Corp./Indiana	7,100	239,128
First Financial Holdings, Inc.	17,240	1,079,569
First Interstate Bancsystem, Inc.	8,400	237,048
First Merchants Corp.	20,800	450,112
First Midwest Bancorp, Inc./Illinois	50,000	854,000
First of Long Island Corp.	10,000	406,100
First Republic Bank/California	252,833	13,650,454
FirstMerit Corp.	119,747	2,494,330
Flushing Financial Corp.	20,350	428,775
German American Bancorp, Inc.	8,200	236,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Glacier Bancorp, Inc.	53,730	$1,561,931
Great Southern Bancorp, Inc.	6,400	192,192
Guaranty Bancorp	23,620	336,585
Hancock Holding Co.	62,890	2,304,919
Hanmi Financial Corp.	21,138	492,515
Heartland Financial USA, Inc.	8,255	222,802
Heritage Commerce Corp.	1,500	12,090
Heritage Financial Corp./Washington	15,640	264,629
Home BancShares, Inc./Arkansas	31,894	1,097,791
Home Federal Bancorp, Inc./Idaho	21,761	338,601
Hudson Valley Holding Corp.	8,680	165,354
IBERIABANK Corp.	191,778	13,453,227
Independent Bank Corp./Massachusetts	13,600	535,432
International Bancshares Corp.	38,400	963,072
Investors Bancorp, Inc.	46,650	1,289,406
Lakeland Bancorp, Inc.	21,124	237,645
Lakeland Financial Corp.	10,570	425,125
MainSource Financial Group, Inc.	23,400	400,140
MB Financial, Inc.	37,500	1,161,000
Merchants Bancshares, Inc./Vermont	4,600	150,006
Metro Bancorp, Inc.*	18,950	400,603
MidWestOne Financial Group, Inc.	11,000	277,640
National Bank Holdings Corp., Class A	37,800	758,646
National Bankshares, Inc./Virginia	5,200	189,852
National Penn Bancshares, Inc.	94,900	991,705
NBT Bancorp, Inc.	37,495	917,128
OFG Bancorp	33,400	574,146
Old National Bancorp/Indiana	78,880	1,176,101
OmniAmerican Bancorp, Inc.	9,876	225,074
Pacific Continental Corp.	14,600	200,896
PacWest Bancorp	27,422	1,179,420
Park National Corp.	8,850	680,477
Park Sterling Corp.	6,000	39,900
Penns Woods Bancorp, Inc.	1,740	84,877
Peoples Bancorp, Inc./Ohio	13,100	323,963
Pinnacle Financial Partners, Inc.	21,281	797,825
PrivateBancorp, Inc.	43,518	1,327,734
Prosperity Bancshares, Inc.	43,550	2,880,833
Renasant Corp.	21,900	636,195
Republic Bancorp, Inc./Kentucky, Class A	9,400	212,440
S&T Bancorp, Inc.	19,961	473,076
Sandy Spring Bancorp, Inc.	15,910	397,432
Seacoast Banking Corp. of Florida*	340	3,740
Sierra Bancorp	5,700	90,744
Signature Bank/New York*	107,460	13,495,901
Simmons First National Corp., Class A	11,620	433,077
Southside Bancshares, Inc.	10,817	339,437
Southwest Bancorp, Inc./Oklahoma	23,200	409,712
State Bank Financial Corp.	22,700	401,563
Sterling Bancorp/Delaware	59,561	754,042
Sterling Financial Corp./Washington	19,200	639,936
Suffolk Bancorp*	1,060	23,638
Sun Bancorp, Inc./New Jersey*	67,700	227,472
Susquehanna Bancshares, Inc.	146,151	1,664,660
SVB Financial Group*	112,410	14,476,160
SY Bancorp, Inc.	5,500	174,020
Taylor Capital Group, Inc.*	14,200	339,664
Texas Capital Bancshares, Inc.*	29,650	1,925,471
Tompkins Financial Corp.	10,451	511,681
TowneBank/Virginia	13,745	213,185
Trico Bancshares	14,700	381,171
Trustmark Corp.	56,520	1,432,782
UMB Financial Corp.	25,060	1,621,382
Umpqua Holdings Corp.	81,090	1,511,518
Union First Market Bankshares Corp.	31,197	793,028
United Bankshares, Inc./West Virginia	44,552	1,364,182
United Community Banks, Inc./Georgia*	26,500	514,365
Univest Corp. of Pennsylvania	8,147	167,176
VantageSouth Bancshares, Inc.*	400	2,812
ViewPoint Financial Group, Inc.	22,130	638,451
Washington Banking Co.	12,628	224,526
Washington Trust Bancorp, Inc.	10,900	408,423
Webster Financial Corp.	65,200	2,025,112
WesBanco, Inc.	16,600	528,378
West Bancorp, Inc.	9,100	138,229
Westamerica Bancorp	19,500	1,054,560
Western Alliance Bancorp*	52,900	1,301,340
Wilshire Bancorp, Inc.	54,700	607,170
Wintrust Financial Corp.	28,270	1,375,618

		138,292,848

Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	68,193	13,642,010
Apollo Investment Corp.	157,790	1,311,235
BGC Partners, Inc., Class A	76,540	500,572
BlackRock Kelso Capital Corp.	48,960	448,963
Calamos Asset Management, Inc., Class A	12,100	156,453
Capital Southwest Corp.	7,728	268,316
CIFC Corp.	1,800	14,652
Cohen & Steers, Inc.	18,566	739,855
Cowen Group, Inc., Class A*	53,025	233,840
Diamond Hill Investment Group, Inc.	1,700	223,448
Evercore Partners, Inc., Class A	22,200	1,226,550
FBR & Co.*	8,450	218,263
Fidus Investment Corp.	1,300	25,103
Fifth Street Finance Corp.	97,350	920,931
Financial Engines, Inc.	36,000	1,828,080
FXCM, Inc., Class A	26,200	386,974
GAMCO Investors, Inc., Class A	5,130	398,345
GFI Group, Inc.	38,481	136,608
Gladstone Capital Corp.	24,000	241,920
Gladstone Investment Corp.	6,040	49,951
Golub Capital BDC, Inc.	25,000	446,000
Greenhill & Co., Inc.	22,600	1,174,748
Hercules Technology Growth Capital, Inc.	36,807	517,874
HFF, Inc., Class A	21,500	722,615
ICG Group, Inc.*	24,900	508,458
INTL FCStone, Inc.*	9,700	182,457
Investment Technology Group, Inc.*	33,500	676,700
Janus Capital Group, Inc.	107,900	1,172,873
JMP Group, Inc.	8,600	61,146
KCAP Financial, Inc.	2,744	23,763
KCG Holdings, Inc., Class A*	65,571	782,262
Ladenburg Thalmann Financial Services, Inc.*	105,000	317,100
Lazard Ltd., Class A	341,289	16,071,299
Main Street Capital Corp.	25,130	825,772
Manning & Napier, Inc.	18,700	313,599
MCG Capital Corp.	26,270	99,563
Medallion Financial Corp.	15,594	205,997
Medley Capital Corp.	21,200	288,532
MVC Capital, Inc.	9,500	128,725
New Mountain Finance Corp.	22,600	328,830
NGP Capital Resources Co.	25,500	172,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PennantPark Investment Corp.	43,805	$484,045
Piper Jaffray Cos.*	14,100	645,780
Prospect Capital Corp.	198,661	2,145,539
Pzena Investment Management, Inc., Class A	45,238	532,451
Safeguard Scientifics, Inc.*	10,630	235,773
Solar Capital Ltd.	33,700	733,986
Solar Senior Capital Ltd.	1,100	18,821
Stifel Financial Corp.*	287,830	14,322,421
SWS Group, Inc.*	18,640	139,427
TCP Capital Corp.	15,654	259,074
THL Credit, Inc.	14,900	205,620
TICC Capital Corp.	38,910	380,540
Triangle Capital Corp.	19,400	502,266
Virtus Investment Partners, Inc.*	4,795	830,350
Walter Investment Management Corp.*	27,340	815,552
Westwood Holdings Group, Inc.	6,600	413,754
WisdomTree Investments, Inc.*	72,600	952,512

		71,610,673

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	810,022
Credit Acceptance Corp.*	5,000	710,750
DFC Global Corp.*	5,950	52,539
Encore Capital Group, Inc.*	17,050	779,185
EZCORP, Inc., Class A*	33,400	360,386
First Cash Financial Services, Inc.*	22,300	1,125,258
First Marblehead Corp.*	9,107	55,006
Green Dot Corp., Class A*	13,000	253,890
Nelnet, Inc., Class A	16,850	689,165
Nicholas Financial, Inc.	100	1,573
Portfolio Recovery Associates, Inc.*	40,260	2,329,444
Regional Management Corp.*	5,200	128,232
Springleaf Holdings, Inc.*	16,800	422,520
World Acceptance Corp.*	6,720	504,538

		8,222,508

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	17,100	184,851
MarketAxess Holdings, Inc.	28,400	1,681,848
Marlin Business Services Corp.	15,600	324,636
NewStar Financial, Inc.*	16,600	230,076
PHH Corp.*	52,000	1,343,680
PICO Holdings, Inc.*	14,400	374,256

		4,139,347

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	1,008,475
American Equity Investment Life Holding Co.	47,380	1,119,116
AMERISAFE, Inc.	11,990	526,481
AmTrust Financial Services, Inc.	29,161	1,096,745
Argo Group International Holdings Ltd.	21,890	1,004,751
Baldwin & Lyons, Inc., Class B	5,387	141,624
Citizens, Inc./Texas*	32,500	240,500
CNO Financial Group, Inc.	161,400	2,921,340
Crawford & Co., Class B	39,881	435,102
Donegal Group, Inc., Class A	9,500	138,510
eHealth, Inc.*	17,000	863,600
EMC Insurance Group, Inc.	10,712	380,597
Employers Holdings, Inc.	30,900	625,107
Enstar Group Ltd.*	6,550	892,831
FBL Financial Group, Inc., Class A	6,100	264,252
First American Financial Corp.	82,600	2,193,030
Global Indemnity plc*	10,450	275,253
Greenlight Capital Reinsurance Ltd., Class A*	20,316	666,365
Hallmark Financial Services, Inc.*	17,800	147,918
Hilltop Holdings, Inc.*	44,841	1,066,767
Horace Mann Educators Corp.	24,910	722,390
Independence Holding Co.	9,484	127,275
Infinity Property & Casualty Corp.	9,300	628,959
Kansas City Life Insurance Co.	3,690	177,858
Maiden Holdings Ltd.	34,930	435,926
Meadowbrook Insurance Group, Inc.	17,800	103,774
Montpelier Reinsurance Holdings Ltd.	31,500	937,440
National Interstate Corp.	7,200	193,032
National Western Life Insurance Co., Class A	1,130	276,285
Navigators Group, Inc.*	7,600	466,564
OneBeacon Insurance Group Ltd., Class A	16,300	251,998
Phoenix Cos., Inc.*	1,700	87,975
Platinum Underwriters Holdings Ltd.	22,980	1,381,098
Primerica, Inc.	41,200	1,940,932
RLI Corp.	33,000	1,459,920
Safety Insurance Group, Inc.	8,350	449,648
Selective Insurance Group, Inc.	39,140	912,745
State Auto Financial Corp.	12,000	255,720
Stewart Information Services Corp.	20,500	720,165
Symetra Financial Corp.	60,200	1,193,164
United Fire Group, Inc.	15,100	458,285
Universal Insurance Holdings, Inc.	26,200	332,740

		29,522,257

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	38,586	1,017,899
AG Mortgage Investment Trust, Inc. (REIT)	10,000	175,100
Agree Realty Corp. (REIT)	2,578	78,397
Alexander’s, Inc. (REIT)	1,600	577,584
Altisource Residential Corp. (REIT)	38,700	1,221,372
American Assets Trust, Inc. (REIT)	23,296	786,007
American Capital Mortgage Investment Corp. (REIT)	45,045	845,495
American Realty Capital Properties, Inc. (REIT)	325,333	4,561,169
Anworth Mortgage Asset Corp. (REIT)	130,400	646,784
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	318,631
Apollo Residential Mortgage, Inc. (REIT)	15,100	245,073
ARMOUR Residential REIT, Inc. (REIT)	285,728	1,177,199
Ashford Hospitality Trust, Inc. (REIT)	35,550	400,648
Associated Estates Realty Corp. (REIT)	38,500	652,190
Aviv REIT, Inc. (REIT)	7,700	188,265
Campus Crest Communities, Inc. (REIT)	48,164	418,063
Capstead Mortgage Corp. (REIT)	76,810	972,415
Cedar Realty Trust, Inc. (REIT)	41,500	253,565
Chambers Street Properties (REIT)	179,900	1,397,823
Chatham Lodging Trust (REIT)	16,800	339,696
Chesapeake Lodging Trust (REIT)	30,620	787,853
Colony Financial, Inc. (REIT)	48,734	1,069,711
CoreSite Realty Corp. (REIT)	17,800	551,800
Cousins Properties, Inc. (REIT)	124,692	1,430,217
CubeSmart (REIT)	99,850	1,713,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CyrusOne, Inc. (REIT)	7,960	$165,807
CYS Investments, Inc. (REIT)	129,037	1,065,846
DCT Industrial Trust, Inc. (REIT)	216,800	1,708,384
DiamondRock Hospitality Co. (REIT)	142,108	1,669,769
DuPont Fabros Technology, Inc. (REIT)	47,710	1,148,380
Dynex Capital, Inc. (REIT)	22,030	197,168
EastGroup Properties, Inc. (REIT)	22,180	1,395,344
Education Realty Trust, Inc. (REIT).	88,000	868,560
Empire State Realty Trust, Inc. (REIT), Class A	57,000	861,270
EPR Properties (REIT)	39,678	2,118,408
Equity One, Inc. (REIT)	38,700	864,558
Excel Trust, Inc. (REIT)	23,700	300,516
FelCor Lodging Trust, Inc. (REIT)	88,640	801,306
First Industrial Realty Trust, Inc. (REIT)	77,900	1,505,028
First Potomac Realty Trust (REIT)	34,657	447,768
Franklin Street Properties Corp. (REIT)	65,080	820,008
GEO Group, Inc. (REIT)	51,781	1,669,419
Getty Realty Corp. (REIT)	17,620	332,842
Gladstone Commercial Corp. (REIT)	11,600	201,144
Glimcher Realty Trust (REIT)	100,330	1,006,310
Government Properties Income Trust (REIT)	39,550	996,660
Healthcare Realty Trust, Inc. (REIT)	66,600	1,608,390
Hersha Hospitality Trust (REIT)	133,729	779,640
Highwoods Properties, Inc. (REIT)	60,800	2,335,328
Hudson Pacific Properties, Inc. (REIT)	27,900	643,653
Inland Real Estate Corp. (REIT)	47,500	501,125
Invesco Mortgage Capital, Inc. (REIT)	100,655	1,657,788
Investors Real Estate Trust (REIT)	55,920	502,162
iStar Financial, Inc. (REIT)*	66,700	984,492
Kite Realty Group Trust (REIT)	90,330	541,980
LaSalle Hotel Properties (REIT)	69,950	2,190,134
Lexington Realty Trust (REIT)	114,145	1,245,322
LTC Properties, Inc. (REIT)	21,800	820,334
Medical Properties Trust, Inc. (REIT)	111,958	1,431,943
Monmouth Real Estate Investment Corp. (REIT), Class A	27,513	262,474
National Health Investors, Inc. (REIT)	20,200	1,221,292
New Residential Investment Corp. (REIT)	182,900	1,183,363
New York Mortgage Trust, Inc. (REIT)	51,800	403,004
NorthStar Realty Finance Corp. (REIT)	204,240	3,296,434
One Liberty Properties, Inc. (REIT)	10,100	215,332
Parkway Properties, Inc./Maryland (REIT)	50,158	915,383
Pebblebrook Hotel Trust (REIT)	45,428	1,534,104
Pennsylvania Real Estate Investment Trust (REIT)	49,160	887,338
PennyMac Mortgage Investment Trust (REIT)	46,763	1,117,636
Potlatch Corp. (REIT)	28,600	1,106,534
PS Business Parks, Inc. (REIT)	13,120	1,097,094
RAIT Financial Trust (REIT)	54,300	461,007
Ramco-Gershenson Properties Trust (REIT)	36,560	595,928
Redwood Trust, Inc. (REIT)	61,900	1,255,332
Resource Capital Corp. (REIT)	75,850	422,484
Retail Opportunity Investments Corp. (REIT)	51,500	769,410
RLJ Lodging Trust (REIT)	91,700	2,452,058
Rouse Properties, Inc. (REIT)	4,700	81,028
Ryman Hospitality Properties, Inc. (REIT)	30,216	1,284,784
Sabra Health Care REIT, Inc. (REIT)	26,200	730,718
Saul Centers, Inc. (REIT)	4,550	215,488
Select Income REIT (REIT)	10,300	311,781
Silver Bay Realty Trust Corp. (REIT)	7,222	112,085
Sovran Self Storage, Inc. (REIT)	22,520	1,654,094
STAG Industrial, Inc. (REIT)	30,200	727,820
Strategic Hotels & Resorts, Inc. (REIT)*	131,072	1,335,624
Summit Hotel Properties, Inc. (REIT)	47,700	442,656
Sun Communities, Inc. (REIT)	26,840	1,210,216
Sunstone Hotel Investors, Inc. (REIT)	122,263	1,678,671
Terreno Realty Corp. (REIT)	100	1,891
Universal Health Realty Income Trust (REIT)	7,650	323,136
Urstadt Biddle Properties, Inc. (REIT), Class A	11,570	239,036
Washington Real Estate Investment Trust (REIT)	47,800	1,141,464
Whitestone REIT (REIT)	1,100	15,884
Winthrop Realty Trust (REIT)	7,900	91,561

		88,007,312

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	31,100	1,323,616
AV Homes, Inc.*	11,000	198,990
Consolidated-Tomoka Land Co.	100	4,028
Forestar Group, Inc.*	24,000	427,200
Kennedy-Wilson Holdings, Inc.	44,500	1,001,695
Tejon Ranch Co.*	7,800	263,874

		3,219,403

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	791,886
Bank Mutual Corp.	31,300	198,442
BankFinancial Corp.	18,400	183,632
Beneficial Mutual Bancorp, Inc.*	16,970	223,834
Berkshire Hills Bancorp, Inc.	14,800	383,024
BofI Holding, Inc.*	8,700	746,025
Brookline Bancorp, Inc.	51,156	481,889
Capitol Federal Financial, Inc.	107,700	1,351,635
Charter Financial Corp./Maryland	29,276	316,474
Clifton Bancorp, Inc.	19,600	229,712
Dime Community Bancshares, Inc.	18,400	312,432
Doral Financial Corp.*	7,240	62,843
ESB Financial Corp.	13,024	170,224
ESSA Bancorp, Inc.	12,900	140,223
Essent Group Ltd.*	15,700	352,622
EverBank Financial Corp.	58,200	1,148,286
First Defiance Financial Corp.	700	18,984
First Financial Northwest, Inc.	900	9,135
Flagstar Bancorp, Inc.*	18,100	402,182
Fox Chase Bancorp, Inc.	18,900	318,465
Franklin Financial Corp./Virginia*	18,200	355,992
Home Loan Servicing Solutions Ltd.	50,900	1,099,440
HomeStreet, Inc.	2,000	39,100
Kearny Financial Corp.*	14,107	208,501
Meridian Interstate Bancorp, Inc.*	15,733	402,293
MGIC Investment Corp.*	237,551	2,023,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Northfield Bancorp, Inc.	42,058	$540,866
Northwest Bancshares, Inc.	78,390	1,144,494
OceanFirst Financial Corp.	19,587	346,494
Oritani Financial Corp.	39,194	619,657
PennyMac Financial Services, Inc., Class A*	100	1,664
Provident Financial Services, Inc.	43,000	789,910
Radian Group, Inc.	129,166	1,941,365
Rockville Financial, Inc.	16,998	231,003
Territorial Bancorp, Inc.	7,700	166,320
TrustCo Bank Corp.	66,200	466,048
United Financial Bancorp, Inc.	9,300	171,027
Walker & Dunlop, Inc.*	1,100	17,985
Westfield Financial, Inc.	17,940	133,653
WSFS Financial Corp.	3,700	264,291

		18,805,987

Total Financials		361,820,335

Health Care (15.0%)
Biotechnology (4.5%)
ACADIA Pharmaceuticals, Inc.*	50,700	1,233,531
Achillion Pharmaceuticals, Inc.*	69,800	229,642
Acorda Therapeutics, Inc.*	28,100	1,065,271
Aegerion Pharmaceuticals, Inc.*	21,300	982,356
Agios Pharmaceuticals, Inc.*	2,400	93,960
Alnylam Pharmaceuticals, Inc.*	41,500	2,786,310
AMAG Pharmaceuticals, Inc.*	19,553	378,351
Amicus Therapeutics, Inc.*	52,800	109,296
Anacor Pharmaceuticals, Inc.*	17,500	350,175
Arena Pharmaceuticals, Inc.*	168,800	1,063,440
Array BioPharma, Inc.*	92,500	434,750
Arrowhead Research Corp.*	188,590	3,096,648
AVEO Pharmaceuticals, Inc.*	33,700	50,381
BioTime, Inc.*	31,600	103,964
Cell Therapeutics, Inc.*	89,800	305,320
Celldex Therapeutics, Inc.*	60,800	1,074,336
Cepheid, Inc.*	51,000	2,630,580
ChemoCentryx, Inc.*	3,800	25,194
Chimerix, Inc.*	600	13,704
Clovis Oncology, Inc.*	11,700	810,459
Cubist Pharmaceuticals, Inc.*	204,176	14,935,474
Curis, Inc.*	78,400	221,088
Cytori Therapeutics, Inc.*	24,200	65,340
Dendreon Corp.*	119,800	358,202
Dyax Corp.*	77,700	697,746
Dynavax Technologies Corp.*	210,600	379,080
Emergent Biosolutions, Inc.*	18,700	472,549
Enzon Pharmaceuticals, Inc.	36,800	37,904
Epizyme, Inc.*	9,100	207,207
Exact Sciences Corp.*	40,800	578,136
Exelixis, Inc.*	142,700	505,158
Galena Biopharma, Inc.*	70,700	176,750
Genomic Health, Inc.*	10,000	263,400
Geron Corp.*	93,500	194,480
GTx, Inc.*	24,100	36,873
Halozyme Therapeutics, Inc.*	59,200	751,840
Idenix Pharmaceuticals, Inc.*	57,000	343,710
ImmunoGen, Inc.*	64,800	967,464
Immunomedics, Inc.*	59,600	250,916
Infinity Pharmaceuticals, Inc.*	34,600	411,394
Insmed, Inc.*	24,800	472,192
Insys Therapeutics, Inc.*	84,965	3,520,079
Intercept Pharmaceuticals, Inc.*	19,280	6,358,351
InterMune, Inc.*	61,900	2,071,793
Intrexon Corp.*	8,000	210,320
Ironwood Pharmaceuticals, Inc.*	72,800	896,896
Isis Pharmaceuticals, Inc.*	146,322	6,322,574
Keryx Biopharmaceuticals, Inc.*	61,400	1,046,256
KYTHERA Biopharmaceuticals, Inc.*	7,300	290,248
Lexicon Pharmaceuticals, Inc.*	224,300	388,039
Ligand Pharmaceuticals, Inc., Class B*	12,050	810,483
MannKind Corp.*	93,055	374,081
Merrimack Pharmaceuticals, Inc.*	65,700	331,128
MiMedx Group, Inc.*	60,900	373,317
Momenta Pharmaceuticals, Inc.*	33,100	385,615
Navidea Biopharmaceuticals, Inc.*	42,500	78,625
Neurocrine Biosciences, Inc.*	43,100	693,910
NewLink Genetics Corp.*	20,100	570,840
Novavax, Inc.*	128,700	583,011
NPS Pharmaceuticals, Inc.*	321,140	9,611,720
OPKO Health, Inc.*	135,300	1,260,996
Orexigen Therapeutics, Inc.*	47,700	310,050
Osiris Therapeutics, Inc.*	31,700	416,221
PDL BioPharma, Inc.	101,200	840,972
Pharmacyclics, Inc.*	59,460	5,959,081
Portola Pharmaceuticals, Inc.*	15,300	396,270
Progenics Pharmaceuticals, Inc.*	18,100	74,029
Prothena Corp. plc*	9,700	371,607
Puma Biotechnology, Inc.*	59,984	6,246,734
Raptor Pharmaceutical Corp.*	49,500	495,000
Rigel Pharmaceuticals, Inc.*	65,200	252,976
Sangamo BioSciences, Inc.*	42,200	762,976
Sarepta Therapeutics, Inc.*	23,100	555,093
SIGA Technologies, Inc.*	30,900	95,790
Spectrum Pharmaceuticals, Inc.*	46,200	362,208
Synageva BioPharma Corp.*	64,460	5,348,246
Synergy Pharmaceuticals, Inc.*	51,000	270,810
Synta Pharmaceuticals Corp.*	44,500	191,795
Targacept, Inc.*	14,900	70,775
Tesaro, Inc.*	151,589	4,468,844
Threshold Pharmaceuticals, Inc.*	30,900	147,084
Vanda Pharmaceuticals, Inc.*	41,503	674,424
Verastem, Inc.*	19,790	213,534
Vical, Inc.*	36,200	46,698
XOMA Corp.*	53,400	278,214
ZIOPHARM Oncology, Inc.*	18,200	83,356

		104,275,640

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	14,700	571,536
ABIOMED, Inc.*	22,900	596,316
Accuray, Inc.*	48,667	467,203
Align Technology, Inc.*	275,120	14,248,465
Alphatec Holdings, Inc.*	68,200	102,300
Analogic Corp.	8,700	714,357
AngioDynamics, Inc.*	15,000	236,250
Antares Pharma, Inc.*	88,100	308,350
ArthroCare Corp.*	17,200	828,868
Atrion Corp.	1,300	397,982
Cantel Medical Corp.	23,175	781,461
Cardiovascular Systems, Inc.*	15,100	480,029
Cerus Corp.*	31,000	148,800
CONMED Corp.	18,600	808,170
CryoLife, Inc.	17,500	174,300
Cyberonics, Inc.*	21,700	1,415,925
Cynosure, Inc., Class A*	20,631	604,488
DexCom, Inc.*	47,700	1,972,872
Endologix, Inc.*	46,600	599,742
Exactech, Inc.*	18,800	424,128
GenMark Diagnostics, Inc.*	4,100	40,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Globus Medical, Inc., Class A*	39,500	$1,050,305
Greatbatch, Inc.*	15,100	693,392
Haemonetics Corp.*	37,000	1,205,830
HeartWare International, Inc.*	132,145	12,392,558
ICU Medical, Inc.*	7,600	455,088
Insulet Corp.*	39,400	1,868,348
Integra LifeSciences Holdings Corp.*	14,300	657,657
Invacare Corp.	20,100	383,307
Masimo Corp.*	33,950	927,174
Meridian Bioscience, Inc.	26,900	586,151
Merit Medical Systems, Inc.*	32,675	467,253
Natus Medical, Inc.*	16,700	430,860
Neogen Corp.*	27,450	1,233,878
NuVasive, Inc.*	33,600	1,290,576
NxStage Medical, Inc.*	43,200	550,368
OraSure Technologies, Inc.*	39,600	315,612
Orthofix International N.V.*	12,500	376,875
PhotoMedex, Inc.*	17,200	272,276
Quidel Corp.*	17,900	488,670
Rockwell Medical, Inc.*	27,900	353,214
RTI Surgical, Inc.*	33,000	134,640
Sirona Dental Systems, Inc.*	159,152	11,883,880
Spectranetics Corp.*	35,600	1,079,036
STAAR Surgical Co.*	30,600	575,280
STERIS Corp.	42,900	2,048,475
SurModics, Inc.*	19,900	449,740
Symmetry Medical, Inc.*	26,200	263,572
TearLab Corp.*	6,900	46,644
Thoratec Corp.*	41,400	1,482,534
Tornier N.V.*	18,800	398,936
Unilife Corp.*	39,400	160,358
Vascular Solutions, Inc.*	18,600	487,134
Volcano Corp.*	37,700	743,067
West Pharmaceutical Services, Inc.	50,200	2,211,310
Wright Medical Group, Inc.*	30,600	950,742
Zeltiq Aesthetics, Inc.*	27,000	529,470

		75,366,506

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	363,070	16,381,718
Air Methods Corp.*	32,100	1,715,103
Almost Family, Inc.*	7,000	161,700
Amedisys, Inc.*	20,300	302,267
AMN Healthcare Services, Inc.*	32,800	450,672
Amsurg Corp.*	22,416	1,055,345
Bio-Reference Labs, Inc.*	15,800	437,344
BioScrip, Inc.*	42,100	293,858
Capital Senior Living Corp.*	30,800	800,492
Centene Corp.*	38,300	2,384,175
Chemed Corp.	14,500	1,297,025
Chindex International, Inc.*	13,100	249,948
Corvel Corp.*	11,400	567,264
Emeritus Corp.*	29,091	914,621
Ensign Group, Inc.	11,700	510,588
Envision Healthcare Holdings, Inc.*	361,983	12,245,885
ExamWorks Group, Inc.*	20,300	710,703
Five Star Quality Care, Inc.*	39,400	191,484
Gentiva Health Services, Inc.*	26,900	245,328
Hanger, Inc.*	26,500	892,520
HealthSouth Corp.	61,500	2,209,695
Healthways, Inc.*	25,900	443,926
IPC The Hospitalist Co., Inc.*	10,800	530,064
Kindred Healthcare, Inc.	33,541	785,530
Landauer, Inc.	6,233	282,542
LHC Group, Inc.*	9,400	207,364
Magellan Health Services, Inc.*	20,500	1,216,675
MEDNAX, Inc.*	223,816	13,872,116
Molina Healthcare, Inc.*	20,050	753,078
MWI Veterinary Supply, Inc.*	8,900	1,385,018
National Healthcare Corp.	6,100	340,197
National Research Corp., Class A*	9,744	161,653
Owens & Minor, Inc.#	48,850	1,711,216
PharMerica Corp.*	20,800	581,984
Premier, Inc., Class A*	293,218	9,661,533
Providence Service Corp.*	13,800	390,264
Select Medical Holdings Corp.	36,419	453,417
Skilled Healthcare Group, Inc., Class A*	23,090	121,684
Team Health Holdings, Inc.*	49,600	2,219,600
Triple-S Management Corp., Class B*	12,200	196,908
U.S. Physical Therapy, Inc.	7,200	248,904
Universal American Corp.	21,700	153,419
WellCare Health Plans, Inc.*	33,500	2,127,920

		81,862,747

Health Care Technology (0.5%)
athenahealth, Inc.*	26,750	4,286,420
Computer Programs & Systems, Inc.	6,500	419,900
HealthStream, Inc.*	15,100	403,170
HMS Holdings Corp.*	66,900	1,274,445
MedAssets, Inc.*	45,400	1,121,834
Medidata Solutions, Inc.*	38,400	2,086,656
Merge Healthcare, Inc.*	73,200	178,608
Omnicell, Inc.*	23,800	681,156
Quality Systems, Inc.	27,800	469,264
Vocera Communications, Inc.*	11,500	187,795

		11,109,248

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*	58,100	414,253
Cambrex Corp.*	29,600	558,552
Fluidigm Corp.*	18,500	815,295
Furiex Pharmaceuticals, Inc.*	4,400	382,800
Harvard Bioscience, Inc.*	200	948
ICON plc*	271,056	12,888,713
Luminex Corp.*	28,500	516,135
Pacific Biosciences of California, Inc.*	63,400	339,190
PAREXEL International Corp.*	42,277	2,286,763
Quintiles Transnational Holdings, Inc.*	264,703	13,438,971

		31,641,620

Pharmaceuticals (1.7%)
Akorn, Inc.*	552,478	12,154,516
Ampio Pharmaceuticals, Inc.*	35,300	224,155
Auxilium Pharmaceuticals, Inc.*	37,600	1,021,968
AVANIR Pharmaceuticals, Inc., Class A*	104,900	384,983
Corcept Therapeutics, Inc.*	34,600	150,856
Depomed, Inc.*	41,700	604,650
Endocyte, Inc.*	35,900	854,779
Hi-Tech Pharmacal Co., Inc.*	9,500	411,635
Horizon Pharma, Inc.*	35,300	533,736
Impax Laboratories, Inc.*	58,100	1,535,002
Jazz Pharmaceuticals plc*	89,550	12,418,794
Lannett Co., Inc.*	13,200	471,504
Medicines Co.*	45,300	1,287,426
Nektar Therapeutics*	79,800	967,176
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	21,300	1,490,787
Pernix Therapeutics Holdings*	33,068	176,914
Pozen, Inc.*	44,900	359,200
Prestige Brands Holdings, Inc.*	36,100	983,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Questcor Pharmaceuticals, Inc.	35,900	$2,330,987
Repros Therapeutics, Inc.*	16,500	292,710
Sagent Pharmaceuticals, Inc.*	10,600	247,722
Sciclone Pharmaceuticals, Inc.*	56,000	254,800
Sucampo Pharmaceuticals, Inc., Class A*	22,900	163,735
TherapeuticsMD, Inc.*	59,700	376,707
Vivus, Inc.*	77,500	460,350
XenoPort, Inc.*	33,900	175,263

		40,337,380

Total Health Care		344,593,141

Industrials (19.0%)
Aerospace & Defense (2.4%)
AAR Corp.	24,500	635,775
Aerovironment, Inc.*	9,000	362,250
American Science & Engineering, Inc.	6,082	408,528
Astronics Corp.*	10,800	684,828
Astronics Corp., Class B*	1,400	88,340
Cubic Corp.	12,600	643,482
Curtiss-Wright Corp.	33,000	2,096,820
DigitalGlobe, Inc.*	53,817	1,561,231
Engility Holdings, Inc.*	12,400	558,620
Esterline Technologies Corp.*	23,400	2,493,036
GenCorp, Inc.*	35,500	648,585
HEICO Corp.	45,146	2,715,984
Hexcel Corp.*	466,656	20,318,202
KEYW Holding Corp.*	22,000	411,620
Moog, Inc., Class A*	34,200	2,240,442
National Presto Industries, Inc.	2,278	177,775
Orbital Sciences Corp.*	39,400	1,099,260
Taser International, Inc.*	42,400	775,496
Teledyne Technologies, Inc.*	26,800	2,608,444
TransDigm Group, Inc.	84,979	15,738,111

		56,266,829

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	24,400	191,540
Atlas Air Worldwide Holdings, Inc.*	18,600	656,022
Echo Global Logistics, Inc.*	4,500	82,440
Expeditors International of Washington, Inc.	295,520	11,711,458
Forward Air Corp.	22,600	1,042,086
Hub Group, Inc., Class A*	28,900	1,155,711
Park-Ohio Holdings Corp.*	11,700	656,955
UTi Worldwide, Inc.	65,600	694,704
XPO Logistics, Inc.*	33,237	977,500

		17,168,416

Airlines (0.3%)
Allegiant Travel Co.	10,190	1,140,567
Hawaiian Holdings, Inc.*	35,900	501,164
JetBlue Airways Corp.*	176,800	1,536,392
Republic Airways Holdings, Inc.*	36,500	333,610
SkyWest, Inc.	34,100	435,116
Spirit Airlines, Inc.*	43,600	2,589,840

		6,536,689

Building Products (0.4%)
AAON, Inc.	20,175	562,277
Apogee Enterprises, Inc.	21,300	707,799
Builders FirstSource, Inc.*	22,600	205,886
Gibraltar Industries, Inc.*	17,600	332,112
Griffon Corp.	27,100	323,574
Insteel Industries, Inc.	10,400	204,568
NCI Building Systems, Inc.*	4,400	76,824
Nortek, Inc.*	6,000	493,260
Ply Gem Holdings, Inc.*	5,400	68,202
Quanex Building Products Corp.	25,200	521,136
Simpson Manufacturing Co., Inc.	27,800	982,174
Trex Co., Inc.*	10,900	797,444
Universal Forest Products, Inc.	14,900	824,566
USG Corp.*	57,700	1,887,944

		7,987,766

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	1,034,640
ACCO Brands Corp.*	80,600	496,496
ARC Document Solutions, Inc.*	54,000	401,760
Brink’s Co.	36,800	1,050,640
Casella Waste Systems, Inc., Class A*	16,900	86,359
Cenveo, Inc.*	40,900	124,336
CompX International, Inc.	19,200	196,416
Courier Corp.	20,400	314,160
Deluxe Corp.	39,400	2,067,318
EnerNOC, Inc.*	18,200	405,496
Ennis, Inc.	10,600	175,642
G&K Services, Inc., Class A	13,400	819,678
Healthcare Services Group, Inc.	52,200	1,516,932
Heritage-Crystal Clean, Inc.*	10,800	195,804
Herman Miller, Inc.	39,300	1,262,709
HNI Corp.	35,400	1,294,224
Interface, Inc.	37,800	776,790
Intersections, Inc.	6,200	36,580
Kimball International, Inc., Class B	37,400	677,314
Knoll, Inc.	29,700	540,243
McGrath RentCorp	15,500	541,880
Mobile Mini, Inc.	32,000	1,387,520
MSA Safety, Inc.	18,800	1,071,600
Multi-Color Corp.	5,000	175,000
NL Industries, Inc.	11,900	128,996
Quad/Graphics, Inc.	20,500	480,725
Schawk, Inc.	32,600	651,674
SP Plus Corp.*	9,800	257,446
Steelcase, Inc., Class A	60,900	1,011,549
Swisher Hygiene, Inc.*	5,100	2,296
Team, Inc.*	18,000	771,480
Tetra Tech, Inc.#*	44,700	1,322,673
U.S. Ecology, Inc.	13,800	512,256
UniFirst Corp.	9,400	1,033,436
United Stationers, Inc.	27,190	1,116,693
Viad Corp.	10,700	257,228
West Corp.	15,400	368,522

		24,564,511

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	637,812
Ameresco, Inc., Class A*	11,400	86,184
Argan, Inc.	6,400	190,272
Comfort Systems USA, Inc.	20,900	318,516
Dycom Industries, Inc.*	22,700	717,547
EMCOR Group, Inc.	48,500	2,269,315
Furmanite Corp.*	30,800	302,456
Granite Construction, Inc.	27,700	1,106,061
Great Lakes Dredge & Dock Corp.*	28,500	260,205
Layne Christensen Co.*	6,700	121,873
MasTec, Inc.*	40,300	1,750,632
MYR Group, Inc.*	19,700	498,804
Northwest Pipe Co.*	6,800	245,888
Orion Marine Group, Inc.*	13,200	165,924
Pike Corp.*	1,600	17,216
Primoris Services Corp.	22,900	686,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	19,700	$564,799

		9,940,046

Electrical Equipment (1.4%)
Acuity Brands, Inc.	29,300	3,884,301
AMETEK, Inc.	296,383	15,260,760
AZZ, Inc.	19,500	871,260
Brady Corp., Class A	38,100	1,034,415
Encore Wire Corp.	12,200	591,822
EnerSys, Inc.	36,000	2,494,440
Enphase Energy, Inc.*	15,700	115,552
Franklin Electric Co., Inc.	33,600	1,428,672
Generac Holdings, Inc.	37,300	2,199,581
General Cable Corp.	36,000	921,960
Global Power Equipment Group, Inc.	8,300	165,087
GrafTech International Ltd.*	84,500	922,740
II-VI, Inc.*	37,100	572,453
Polypore International, Inc.*	33,700	1,152,877
Powell Industries, Inc.	7,000	453,600
Preformed Line Products Co.	3,198	219,223
Thermon Group Holdings, Inc.*	14,300	331,474
Vicor Corp.*	25,700	262,140

		32,882,357

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	217,015	17,217,970
Raven Industries, Inc.	26,000	851,500

		18,069,470

Machinery (5.8%)
Actuant Corp., Class A	406,591	13,885,083
Alamo Group, Inc.	6,400	347,712
Albany International Corp., Class A	16,700	593,518
Altra Industrial Motion Corp.	16,800	599,760
American Railcar Industries, Inc.	7,700	539,231
Ampco-Pittsburgh Corp.	4,800	90,576
Astec Industries, Inc.	11,400	500,574
Barnes Group, Inc.	39,110	1,504,562
Blount International, Inc.*	30,600	364,140
Briggs & Stratton Corp.	35,000	778,750
Chart Industries, Inc.*	166,832	13,271,485
CIRCOR International, Inc.	10,900	799,297
CLARCOR, Inc.	39,100	2,242,385
Columbus McKinnon Corp.*	8,300	222,357
Douglas Dynamics, Inc.	12,100	210,782
Dynamic Materials Corp.	6,500	123,760
Energy Recovery, Inc.*	38,900	206,948
EnPro Industries, Inc.*	12,800	930,176
ESCO Technologies, Inc.	20,800	731,952
Federal Signal Corp.*	45,300	674,970
FreightCar America, Inc.	1,600	37,184
Gorman-Rupp Co.	10,843	344,699
Graham Corp.	10,400	331,240
Greenbrier Cos., Inc.*	17,400	793,440
Hyster-Yale Materials Handling, Inc.	7,600	741,000
IDEX Corp.	274,910	20,038,190
John Bean Technologies Corp.	18,400	568,560
Kadant, Inc.	10,600	386,582
L.B. Foster Co., Class A	3,500	163,975
Lincoln Electric Holdings, Inc.	268,870	19,361,329
Lindsay Corp.	8,200	723,076
Lydall, Inc.*	21,300	487,131
Meritor, Inc.*	65,800	806,050
Middleby Corp.*	76,310	20,161,865
Miller Industries, Inc.	13,000	253,890
Mueller Industries, Inc.	40,600	1,217,594
Mueller Water Products, Inc., Class A	97,400	925,300
Omega Flex, Inc.	13,500	289,440
PMFG, Inc.*	4,300	25,671
Proto Labs, Inc.*	12,300	832,341
RBC Bearings, Inc.*	17,300	1,102,010
Rexnord Corp.*	22,400	649,152
Standex International Corp.	9,600	514,368
Sun Hydraulics Corp.	12,000	519,720
Tennant Co.	13,800	905,556
Titan International, Inc.	40,000	759,600
TriMas Corp.*	32,000	1,062,400
Twin Disc, Inc.	8,800	231,792
Valmont Industries, Inc.	105,870	15,757,691
Wabash National Corp.*	37,700	518,752
Watts Water Technologies, Inc., Class A	23,092	1,355,269
Woodward, Inc.	53,800	2,234,314

		132,717,199

Marine (1.0%)
International Shipholding Corp.	13,400	394,496
Kirby Corp.*	205,057	20,762,021
Matson, Inc.	30,800	760,452
Scorpio Bulkers, Inc.*	90,494	914,895

		22,831,864

Professional Services (2.1%)
Acacia Research Corp.	38,700	591,336
Advisory Board Co.*	26,700	1,715,475
Barrett Business Services, Inc.	5,600	333,592
CDI Corp.	11,400	195,510
Corporate Executive Board Co.	26,500	1,967,095
CRA International, Inc.*	4,300	94,471
Exponent, Inc.	10,000	750,600
Franklin Covey Co.*	25,500	504,135
FTI Consulting, Inc.*	30,200	1,006,868
GP Strategies Corp.*	18,400	501,032
Heidrick & Struggles International, Inc.	6,700	134,469
Huron Consulting Group, Inc.*	17,969	1,138,875
ICF International, Inc.*	11,700	465,777
Insperity, Inc.	14,100	436,818
Kelly Services, Inc., Class A	18,100	429,513
Kforce, Inc.	21,300	454,116
Korn/Ferry International*	30,100	896,077
Mistras Group, Inc.*	8,400	191,268
Navigant Consulting, Inc.*	38,800	724,008
On Assignment, Inc.*	33,400	1,288,906
Pendrell Corp.*	96,600	176,778
Resources Connection, Inc.	26,700	376,203
Robert Half International, Inc.	412,770	17,315,701
RPX Corp.*	23,400	380,952
TrueBlue, Inc.*	28,300	828,058
VSE Corp.	4,400	231,880
WageWorks, Inc.*	277,907	15,593,362

		48,722,875

Road & Rail (1.1%)
Arkansas Best Corp.	18,600	687,270
Celadon Group, Inc.	7,400	177,896
Genesee & Wyoming, Inc., Class A* .	180,862	17,601,490
Heartland Express, Inc.	37,900	859,951
Knight Transportation, Inc.	46,800	1,082,484
Marten Transport Ltd.	6,400	137,728
Patriot Transportation Holding, Inc.*	4,300	155,015
Quality Distribution, Inc.*	14,400	187,056
Roadrunner Transportation Systems, Inc.*	6,700	169,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Saia, Inc.*	14,700	$561,687
Swift Transportation Co.*	56,900	1,408,275
Universal Truckload Services, Inc.	8,200	236,980
Werner Enterprises, Inc.	30,200	770,402
YRC Worldwide, Inc.*	19,600	441,000

		24,476,342

Trading Companies & Distributors (1.5%)
Aceto Corp.	17,700	355,593
Aircastle Ltd.	41,700	808,146
Applied Industrial Technologies, Inc.	31,900	1,538,856
Beacon Roofing Supply, Inc.*	33,000	1,275,780
CAI International, Inc.*	7,100	175,157
DXP Enterprises, Inc.*	6,900	655,017
H&E Equipment Services, Inc.*	21,700	877,765
Houston Wire & Cable Co.	9,500	124,735
Kaman Corp.	20,700	842,076
Rush Enterprises, Inc., Class A*	22,000	714,560
TAL International Group, Inc.*	22,700	973,149
Textainer Group Holdings Ltd.	15,400	589,358
United Rentals, Inc.*	254,577	24,169,540
Watsco, Inc.	18,600	1,858,326

		34,958,058

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	23,800	523,838

Total Industrials		437,646,260

Information Technology (20.3%)
Communications Equipment (1.7%)
ADTRAN, Inc.	42,500	1,037,425
ARRIS Group, Inc.*	91,200	2,570,016
Aruba Networks, Inc.*	87,000	1,631,250
Aviat Networks, Inc.*	22,169	35,249
Bel Fuse, Inc., Class B	4,400	96,360
Black Box Corp.	11,300	275,042
CalAmp Corp.*	32,600	908,562
Calix, Inc.*	21,500	181,245
Ciena Corp.*	77,100	1,753,254
Comtech Telecommunications Corp.	18,000	573,480
Digi International, Inc.*	15,500	157,325
Emulex Corp.*	54,500	402,755
Extreme Networks, Inc.*	64,400	373,520
F5 Networks, Inc.*	168,640	17,982,083
Finisar Corp.*	64,300	1,704,593
Harmonic, Inc.*	77,700	554,778
Infinera Corp.*	75,000	681,000
InterDigital, Inc.	32,800	1,086,008
Ixia*	32,750	409,375
KVH Industries, Inc.*	13,400	176,344
NETGEAR, Inc.*	26,300	887,099
Oplink Communications, Inc.*	11,600	208,336
Plantronics, Inc.	31,600	1,404,620
Ruckus Wireless, Inc.*	31,500	383,040
ShoreTel, Inc.*	34,580	297,388
Sonus Networks, Inc.*	159,000	535,830
Ubiquiti Networks, Inc.*	9,000	409,230
ViaSat, Inc.*	28,600	1,974,544
Westell Technologies, Inc., Class A*	58,200	214,758

		38,904,509

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.*	15,300	205,020
Anixter International, Inc.	21,800	2,213,136
Badger Meter, Inc.	9,500	523,450
Belden, Inc.	31,200	2,171,520
Benchmark Electronics, Inc.*	48,500	1,098,525
Checkpoint Systems, Inc.*	26,100	350,262
Cognex Corp.*	59,800	2,024,828
Coherent, Inc.*	17,800	1,163,230
CTS Corp.	21,400	446,832
Daktronics, Inc.	25,800	371,262
DTS, Inc.*	2,808	55,486
Electro Rent Corp.	15,400	270,886
Electro Scientific Industries, Inc.	8,300	81,755
Fabrinet*	14,700	305,319
FARO Technologies, Inc.*	13,195	699,335
FEI Co.	29,700	3,059,694
GSI Group, Inc.*	14,500	189,370
Insight Enterprises, Inc.*	33,600	843,696
InvenSense, Inc.*	41,000	970,470
Itron, Inc.*	28,600	1,016,444
Kemet Corp.*	40,800	237,048
Littelfuse, Inc.	16,500	1,545,060
Maxwell Technologies, Inc.*	4,200	54,264
Measurement Specialties, Inc.*	11,900	807,415
Mercury Systems, Inc.*	7,400	97,754
Methode Electronics, Inc.	26,100	800,226
MTS Systems Corp.	11,300	773,937
Multi-Fineline Electronix, Inc.*	5,950	76,160
Neonode, Inc.*	14,300	81,367
Newport Corp.*	29,600	612,128
OSI Systems, Inc.*	13,800	826,068
Park Electrochemical Corp.	13,200	394,284
PC Connection, Inc.	20,500	416,560
Plexus Corp.*	25,895	1,037,613
RadiSys Corp.*	10,000	35,900
RealD, Inc.*	13,000	145,210
Richardson Electronics Ltd.	14,900	160,324
Rofin-Sinar Technologies, Inc.*	19,200	460,032
Rogers Corp.*	11,300	705,346
Sanmina Corp.*	50,800	886,460
ScanSource, Inc.*	21,400	872,478
SYNNEX Corp.*	18,000	1,090,980
TTM Technologies, Inc.*	40,211	339,783
Universal Display Corp.*	30,900	986,019
Viasystems Group, Inc.*	10,700	133,964
Vishay Precision Group, Inc.*	12,000	208,560
Zebra Technologies Corp., Class A*	37,830	2,625,780
Zygo Corp.*	17,200	261,268

		34,732,508

Internet Software & Services (4.7%)
Angie’s List, Inc.*	27,700	337,386
Bankrate, Inc.*	35,933	608,705
Bazaarvoice, Inc.*	12,000	87,600
Blucora, Inc.*	28,400	559,196
Brightcove, Inc.*	10,400	102,232
Carbonite, Inc.*	16,300	166,097
comScore, Inc.*	22,900	750,891
Constant Contact, Inc.*	20,500	501,430
Conversant, Inc.*	45,700	1,286,455
Cornerstone OnDemand, Inc.*	26,200	1,254,194
CoStar Group, Inc.*	129,949	24,266,676
Criteo S.A. (ADR)*	157,004	6,366,512
Cvent, Inc.*	277,513	10,032,095
Dealertrack Technologies, Inc.*	29,800	1,465,862
Demand Media, Inc.*	3,100	15,035
Demandware, Inc.*	12,800	819,968
Dice Holdings, Inc.*	16,200	120,852
Digital River, Inc.*	27,000	470,610
EarthLink Holdings Corp.	62,900	227,069
Envestnet, Inc.*	17,500	703,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Internap Network Services Corp.*	30,900	$218,772
Intralinks Holdings, Inc.*	28,400	290,532
j2 Global, Inc.	32,900	1,646,645
Limelight Networks, Inc.*	55,300	120,554
Liquidity Services, Inc.*	18,300	476,715
LivePerson, Inc.*	37,800	456,246
LogMeIn, Inc.*	14,600	655,394
Monster Worldwide, Inc.*	94,300	705,364
Move, Inc.*	27,375	316,455
NIC, Inc.	45,895	886,233
OpenTable, Inc.*	16,900	1,300,117
Pandora Media, Inc.*	503,420	15,263,694
Perficient, Inc.*	19,700	356,964
QuinStreet, Inc.*	6,000	39,840
RealNetworks, Inc.*	13,350	101,193
SciQuest, Inc.*	15,700	424,136
Shutterstock, Inc.*	5,400	392,094
SPS Commerce, Inc.*	12,300	755,835
Stamps.com, Inc.*	7,600	255,056
support.com, Inc.*	20,000	51,000
TechTarget, Inc.*	27,900	201,159
Trulia, Inc.*	17,300	574,360
Unwired Planet, Inc.*	35,196	76,375
Vistaprint N.V.*	28,800	1,417,536
Vocus, Inc.*	2,900	38,657
Web.com Group, Inc.*	30,400	1,034,512
WebMD Health Corp.*	25,400	1,051,560
XO Group, Inc.*	21,500	218,010
Yelp, Inc.*	184,137	14,165,659
Zillow, Inc., Class A*	169,390	14,923,259
Zix Corp.*	46,500	192,510

		108,748,451

IT Services (1.5%)
Acxiom Corp.*	58,200	2,001,789
CACI International, Inc., Class A*	16,700	1,232,460
Cardtronics, Inc.*	30,900	1,200,465
Cass Information Systems, Inc.	5,401	278,475
CIBER, Inc.*	37,900	173,582
Computer Task Group, Inc.	18,700	317,713
Convergys Corp.	72,700	1,592,857
CSG Systems International, Inc.	22,600	588,504
EPAM Systems, Inc.*	15,800	519,820
Euronet Worldwide, Inc.*	36,940	1,536,335
EVERTEC, Inc.	21,300	526,110
ExlService Holdings, Inc.*	23,600	729,476
Forrester Research, Inc.	9,600	344,160
Global Cash Access Holdings, Inc.*	46,100	316,246
Hackett Group, Inc.	37,000	221,260
Heartland Payment Systems, Inc.	26,700	1,106,715
Higher One Holdings, Inc.*	14,600	105,558
iGATE Corp.*	22,300	703,342
Lionbridge Technologies, Inc.*	88,091	591,091
ManTech International Corp., Class A	14,700	432,327
MAXIMUS, Inc.	263,150	11,804,909
MoneyGram International, Inc.*	7,000	123,550
Sapient Corp.*	75,600	1,289,736
ServiceSource International, Inc.*	38,600	325,784
Sykes Enterprises, Inc.*	24,228	481,410
Syntel, Inc.*	11,050	993,395
TeleTech Holdings, Inc.*	16,200	397,062
Unisys Corp.*	30,389	925,649
Virtusa Corp.*	15,800	529,458
WEX, Inc.*	29,200	2,775,460

		34,164,698

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Energy Industries, Inc.*	24,400	597,800
Alpha & Omega Semiconductor Ltd.*	38,425	282,808
Ambarella, Inc.*	12,800	341,888
Amkor Technology, Inc.*	53,800	369,068
ANADIGICS, Inc.*	76,200	129,540
Applied Micro Circuits Corp.*	45,300	448,470
ATMI, Inc.*	20,400	693,804
Axcelis Technologies, Inc.*	76,800	165,120
Brooks Automation, Inc.	40,700	444,851
Cabot Microelectronics Corp.*	17,000	748,000
Cavium, Inc.*	264,040	11,546,469
CEVA, Inc.*	9,200	161,552
Cirrus Logic, Inc.*	48,500	963,695
Cohu, Inc.	10,900	117,066
Cypress Semiconductor Corp.*	106,300	1,091,701
Diodes, Inc.*	21,300	556,356
DSP Group, Inc.*	29,900	258,336
Entegris, Inc.*	106,800	1,293,348
Entropic Communications, Inc.*	44,200	180,778
Exar Corp.*	20,800	248,560
FormFactor, Inc.*	17,400	111,186
GSI Technology, Inc.*	30,400	210,064
GT Advanced Technologies, Inc.*	90,378	1,540,945
Hittite Microwave Corp.	22,500	1,418,400
Inphi Corp.*	5,100	82,059
Integrated Device Technology, Inc.* .	103,800	1,269,474
Integrated Silicon Solution, Inc.*	17,000	264,350
International Rectifier Corp.*	53,800	1,474,120
Intersil Corp., Class A	1,134,040	14,651,797
IXYS Corp.	15,200	172,520
Kopin Corp.*	51,100	193,158
Lattice Semiconductor Corp.*	68,400	536,256
LTX-Credence Corp.*	13,900	123,849
MA-COM Technology Solutions Holdings, Inc.*	11,800	242,490
MaxLinear, Inc., Class A*	32,800	310,944
Micrel, Inc.	26,100	289,188
Microsemi Corp.*	65,300	1,634,459
MKS Instruments, Inc.	40,100	1,198,589
Monolithic Power Systems, Inc.*	22,700	880,079
MoSys, Inc.*	32,700	148,458
Nanometrics, Inc.*	13,600	244,392
NeoPhotonics Corp.*	26,900	213,317
NVE Corp.*	2,700	154,008
OmniVision Technologies, Inc.*	38,600	683,220
PDF Solutions, Inc.*	18,400	334,328
Pericom Semiconductor Corp.*	11,400	89,262
Photronics, Inc.*	44,500	379,585
PLX Technology, Inc.*	13,100	79,255
PMC-Sierra, Inc.*	147,500	1,122,475
Power Integrations, Inc.	20,000	1,315,600
Rambus, Inc.*	70,500	757,875
RF Micro Devices, Inc.*	187,700	1,479,076
Rudolph Technologies, Inc.*	15,500	176,855
Semtech Corp.*	46,400	1,175,776
Sigma Designs, Inc.*	8,500	40,460
Silicon Image, Inc.*	42,500	293,250
Spansion, Inc., Class A*	36,100	628,862
SunEdison, Inc.*	179,500	3,381,780
SunPower Corp.*	28,200	909,732
Supertex, Inc.*	5,992	197,616
Synaptics, Inc.*	22,500	1,350,450
Teradyne, Inc.*	767,980	15,275,122
Tessera Technologies, Inc.	32,600	770,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TriQuint Semiconductor, Inc.*	116,100	$1,554,579
Ultra Clean Holdings, Inc.*	14,000	184,100
Ultratech, Inc.*	16,700	487,473
Veeco Instruments, Inc.*	31,188	1,307,713

		81,978,094

Software (7.1%)
Accelrys, Inc.*	35,661	444,336
ACI Worldwide, Inc.*	30,900	1,828,971
Actuate Corp.*	21,100	127,022
Advent Software, Inc.	21,000	616,560
American Software, Inc., Class A	25,700	261,369
Aspen Technology, Inc.*	330,323	13,992,482
AVG Technologies N.V.*	3,000	62,880
Blackbaud, Inc.	34,100	1,067,330
Bottomline Technologies (DE), Inc.*	23,900	840,085
BroadSoft, Inc.*	21,400	572,022
Callidus Software, Inc.*	27,900	349,308
CommVault Systems, Inc.*	34,700	2,253,765
Comverse, Inc.*	17,040	589,243
Concur Technologies, Inc.*	139,740	13,844,042
Digimarc Corp.	6,000	188,400
Ebix, Inc.	21,300	363,591
Ellie Mae, Inc.*	16,800	484,512
EPIQ Systems, Inc.	18,700	254,881
ePlus, Inc.*	8,800	490,688
Fair Isaac Corp.	28,400	1,571,088
FireEye, Inc.*	132,708	8,170,832
FleetMatics Group plc*	11,800	394,710
Guidance Software, Inc.*	30,400	336,224
Guidewire Software, Inc.*	318,287	15,611,977
Imperva, Inc.*	14,600	813,220
Infoblox, Inc.*	36,200	726,172
Informatica Corp.*	348,570	13,168,975
Interactive Intelligence Group, Inc.*	10,200	739,500
Jive Software, Inc.*	22,100	177,021
Manhattan Associates, Inc.*	59,600	2,087,788
Mentor Graphics Corp.	80,700	1,777,014
MicroStrategy, Inc., Class A*	5,900	680,801
Monotype Imaging Holdings, Inc.	25,800	777,612
NetScout Systems, Inc.*	26,800	1,007,144
NetSuite, Inc.*	114,290	10,838,121
Pegasystems, Inc.	12,700	448,564
Progress Software Corp.*	43,650	951,570
Proofpoint, Inc.*	15,200	563,616
PROS Holdings, Inc.*	16,700	526,217
PTC, Inc.*	81,900	2,901,717
Qlik Technologies, Inc.*	66,410	1,765,842
RealPage, Inc.*	27,800	504,848
Rosetta Stone, Inc.*	13,000	145,860
SeaChange International, Inc.*	6,500	67,860
ServiceNow, Inc.*	276,135	16,546,009
SS&C Technologies Holdings, Inc.*	42,100	1,684,842
Synchronoss Technologies, Inc.*	19,000	651,510
Tableau Software, Inc., Class A*	193,205	14,699,036
Take-Two Interactive Software, Inc.*	60,800	1,333,344
Tangoe, Inc.*	23,200	431,288
Telenav, Inc.*	59,500	354,620
TiVo, Inc.*	83,700	1,107,351
Tyler Technologies, Inc.*	24,100	2,016,688
Ultimate Software Group, Inc.*	120,225	16,470,825
VASCO Data Security International, Inc.*	21,000	158,340
Verint Systems, Inc.*	37,321	1,751,475
VirnetX Holding Corp.*	31,200	442,416

		163,033,524

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	24,700	921,804
Electronics for Imaging, Inc.*	29,449	1,275,436
Fusion-io, Inc.*	55,000	578,600
Imation Corp.*	17,600	101,552
Immersion Corp.*	32,500	342,875
QLogic Corp.*	75,800	966,450
Silicon Graphics International Corp.*	15,700	192,796
Super Micro Computer, Inc.*	22,600	392,562

		4,772,075

Total Information Technology		466,333,859

Materials (3.3%)
Chemicals (2.0%)
A. Schulman, Inc.	18,100	656,306
Advanced Emissions Solutions, Inc.*	9,438	231,608
American Vanguard Corp.	23,000	497,950
Arabian American Development Co.*	19,800	214,830
Axiall Corp.	53,100	2,385,252
Balchem Corp.	20,800	1,084,096
Calgon Carbon Corp.*	36,300	792,429
Chemtura Corp.*	68,800	1,739,952
Ferro Corp.*	65,854	899,566
Flotek Industries, Inc.*	35,800	997,030
FutureFuel Corp.	8,873	180,122
H.B. Fuller Co.	34,400	1,660,832
Hawkins, Inc.	5,200	191,048
Innophos Holdings, Inc.	17,000	963,900
Innospec, Inc.	17,000	768,910
Intrepid Potash, Inc.*	39,500	610,670
KMG Chemicals, Inc.	10,800	169,344
Koppers Holdings, Inc.	13,500	556,605
Kraton Performance Polymers, Inc.*	22,900	598,606
Landec Corp.*	20,500	228,780
LSB Industries, Inc.*	11,500	430,330
Minerals Technologies, Inc.	24,100	1,555,896
Olin Corp.	56,600	1,562,726
OM Group, Inc.	24,600	817,212
OMNOVA Solutions, Inc.*	18,200	188,916
PolyOne Corp.	604,017	22,143,263
Quaker Chemical Corp.	10,100	796,183
Sensient Technologies Corp.	35,600	2,008,196
Stepan Co.	11,600	748,896
Tredegar Corp.	20,500	471,705
Zep, Inc.	6,100	107,970

		46,259,129

Construction Materials (0.1%)
Headwaters, Inc.*	46,200	610,302
Texas Industries, Inc.*	15,300	1,371,186
United States Lime & Minerals, Inc.	2,000	112,600

		2,094,088

Containers & Packaging (0.1%)
AEP Industries, Inc.*	100	3,710
Berry Plastics Group, Inc.*	40,000	926,000
Graphic Packaging Holding Co.*	151,778	1,542,065
Myers Industries, Inc.	18,400	366,528

		2,838,303

Metals & Mining (0.7%)
A.M. Castle & Co.*	5,500	80,795
AK Steel Holding Corp.*	86,000	620,920
Allied Nevada Gold Corp.*	71,800	309,458
AMCOL International Corp.	18,000	824,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Century Aluminum Co.*	21,100	$278,731
Coeur Mining, Inc.*	65,370	607,287
Commercial Metals Co.	84,500	1,595,360
General Moly, Inc.*	33,400	33,066
Globe Specialty Metals, Inc.	45,200	941,064
Gold Resource Corp.	4,000	19,120
Haynes International, Inc.	11,800	637,200
Hecla Mining Co.	222,100	681,847
Horsehead Holding Corp.*	30,500	513,010
Kaiser Aluminum Corp.	15,000	1,071,300
Materion Corp.	14,300	485,199
Midway Gold Corp.*	105,200	110,460
Molycorp, Inc.*	89,600	420,224
Olympic Steel, Inc.	3,800	109,060
Paramount Gold and Silver Corp.*	21,300	26,199
RTI International Metals, Inc.*	19,000	527,820
Schnitzer Steel Industries, Inc., Class A	19,600	565,460
Stillwater Mining Co.*	77,875	1,153,329
SunCoke Energy, Inc.*	50,430	1,151,821
U.S. Silica Holdings, Inc.	15,500	591,635
Universal Stainless & Alloy Products, Inc.*	3,500	118,195
Walter Energy, Inc.	45,200	341,712
Worthington Industries, Inc.	41,799	1,598,812

		15,413,124

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	18,128	1,136,082
Deltic Timber Corp.	7,100	463,133
KapStone Paper and Packaging Corp.*	62,800	1,811,152
Louisiana-Pacific Corp.*	107,600	1,815,212
Neenah Paper, Inc.	10,100	522,372
P.H. Glatfelter Co.	29,400	800,268
Resolute Forest Products, Inc.*	45,800	920,122
Schweitzer-Mauduit International, Inc.	22,800	971,052
Wausau Paper Corp.	30,600	389,538

		8,828,931

Total Materials		75,433,575

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	679,949
Atlantic Tele-Network, Inc.	8,300	547,136
Cbeyond, Inc.*	31,100	225,475
Cincinnati Bell, Inc.*	152,000	525,920
Cogent Communications Group, Inc.	34,100	1,211,573
Consolidated Communications Holdings, Inc.	31,077	621,851
FairPoint Communications, Inc.*	26,500	360,400
General Communication, Inc., Class A*	28,900	329,749
IDT Corp., Class B	12,700	211,582
inContact, Inc.*	39,000	374,400
Inteliquent, Inc.	850	12,350
Iridium Communications, Inc.*	34,300	257,593
Lumos Networks Corp.	6,900	92,253
magicJack VocalTec Ltd.*	11,000	233,530
ORBCOMM, Inc.*	3,500	23,975
Premiere Global Services, Inc.*	34,199	412,440
Straight Path Communications, Inc., Class B*	6,350	46,736
Towerstream Corp.*	51,300	120,555
Vonage Holdings Corp.*	90,900	388,143

		6,675,610

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	29,400	199,332
Leap Wireless International, Inc.(b)*	38,700	97,524
NII Holdings, Inc.*	124,300	147,917
NTELOS Holdings Corp.	27,300	368,550
Shenandoah Telecommunications Co.	13,664	441,211
USA Mobility, Inc.	12,143	220,638

		1,475,172

Total Telecommunication Services		8,150,782

Utilities (1.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,431,066
Cleco Corp.	43,400	2,195,172
El Paso Electric Co.	27,800	993,294
Empire District Electric Co.	27,825	676,704
IDACORP, Inc.	30,300	1,680,741
MGE Energy, Inc.	23,100	906,213
NRG Yield, Inc., Class A	16,000	632,480
Otter Tail Corp.	25,300	778,987
PNM Resources, Inc.	58,000	1,567,740
Portland General Electric Co.	54,600	1,765,764
UIL Holdings Corp.	38,050	1,400,620
Unitil Corp.	5,500	180,620
UNS Energy Corp.	28,700	1,722,861

		15,932,262

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	338,538
Delta Natural Gas Co., Inc.	10,700	221,704
Laclede Group, Inc.	23,600	1,112,740
New Jersey Resources Corp.	29,700	1,479,060
Northwest Natural Gas Co.	20,100	884,601
Piedmont Natural Gas Co., Inc.#	54,000	1,911,060
South Jersey Industries, Inc.	22,600	1,267,634
Southwest Gas Corp.	33,000	1,763,850
WGL Holdings, Inc.	36,800	1,474,208

		10,453,395

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	15,990	46,371
Dynegy, Inc.*	72,300	1,803,162
Genie Energy Ltd., Class B*	38,000	378,860
Ormat Technologies, Inc.	6,400	192,064
Pattern Energy Group, Inc.	12,700	344,551

		2,765,008

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,268,910
Black Hills Corp.	31,700	1,827,505
NorthWestern Corp.	23,891	1,133,150

		4,229,565

Water Utilities (0.1%)
American States Water Co.	24,000	774,960
Artesian Resources Corp., Class A	7,900	177,434
California Water Service Group	35,100	840,294
Connecticut Water Service, Inc.	4,300	146,931
Consolidated Water Co., Ltd.	17,400	229,332
Middlesex Water Co.	7,300	159,286
SJW Corp.	5,900	174,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	6,200	$126,480

		2,629,121

Total Utilities		36,009,351

Total Common Stocks (99.3%) (Cost $1,408,508,593)		2,285,369,039

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15(b)	$14,400	13,824

Total Financials		13,824

Total Corporate Bonds		13,824

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		13,824

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc.,expiring 12/31/49*	28,700	18,655

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares),expiring 12/31/49(b)*†	11,400	—

Total Rights (0.0%) (Cost $—)		18,655

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	11,460	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (99.3%) (Cost $1,408,522,993)		2,285,401,518
Other Assets Less Liabilities (0.7%)		15,311,070

Net Assets (100%)		$2,300,712,588

*	Non-income producing.

†	Securities (totaling $3,300 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,597,466.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	35	June-14	$4,118,170	$4,096,750	$(21,420)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$353,237,179	$—	$—		$353,237,179
Consumer Staples	77,120,538	—	—		77,120,538
Energy	125,024,019	—	—		125,024,019
Financials	361,820,335	—	—		361,820,335
Health Care	344,589,841	—	3,300		344,593,141
Industrials	437,557,920	88,340	—		437,646,260
Information Technology	466,333,859	—	—		466,333,859
Materials	75,433,575	—	—		75,433,575
Telecommunication Services	8,053,258	97,524	—		8,150,782
Utilities	36,009,351	—	—		36,009,351
Corporate Bonds
Financials	—	13,824	—		13,824
Rights
Health Care	18,655	—	—	†	18,655
Warrants
Energy	—	—	—	†	—

Total Assets	$2,285,198,530	$199,688	$3,300		$2,285,401,518

Liabilities:
Futures	$(21,420)	$—	$—		$(21,420)

Total Liabilities	$(21,420)	$—	$—		$(21,420)

Total	$2,285,177,110	$199,688	$3,300		$2,285,380,098

†	Value is zero.
(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$229,732,627
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$276,162,259

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$912,435,932
Aggregate gross unrealized depreciation	(43,961,008)

Net unrealized appreciation	$868,474,924

Federal income tax cost of investments	$1,416,926,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (2.2%)
American Axle & Manufacturing Holdings, Inc.*	4,853	$89,878
Autoliv, Inc.	28,500	2,859,975
Cooper Tire & Rubber Co.	4,489	109,083
Dana Holding Corp.	11,243	261,625
Dorman Products, Inc.*	1,816	107,253
Drew Industries, Inc.	28,648	1,552,722
Federal-Mogul Corp.*	1,372	25,670
Fox Factory Holding Corp.*	655	12,379
Fuel Systems Solutions, Inc.*	1,037	11,158
Gentex Corp.	88,000	2,774,640
Gentherm, Inc.*	2,473	85,862
Modine Manufacturing Co.*	3,386	49,605
Remy International, Inc.	1,036	24,470
Shiloh Industries, Inc.*	431	7,646
Spartan Motors, Inc.	2,377	12,218
Standard Motor Products, Inc.	1,425	50,972
Stoneridge, Inc.*	2,106	23,650
Superior Industries International, Inc.	1,714	35,120
Tenneco, Inc.*	4,338	251,908
Tower International, Inc.*	454	12,358

		8,358,192

Automobiles (1.5%)
Thor Industries, Inc.	77,700	4,744,362
Winnebago Industries, Inc.*	44,667	1,223,429

		5,967,791

Distributors (0.1%)
Core-Mark Holding Co., Inc.	826	59,967
Pool Corp.	3,326	203,950
VOXX International Corp.*	1,354	18,523
Weyco Group, Inc.	432	11,673

		294,113

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	1,269	44,517
Ascent Capital Group, Inc., Class A*	1,014	76,608
Bridgepoint Education, Inc.*	984	14,652
Bright Horizons Family Solutions, Inc.*	825	32,266
Capella Education Co.	796	50,267
Career Education Corp.*	3,778	28,184
Carriage Services, Inc.	1,130	20,611
Corinthian Colleges, Inc.*	5,849	8,072
Education Management Corp.*	1,743	8,488
Grand Canyon Education, Inc.*	3,235	151,074
Hillenbrand, Inc.	69,910	2,260,190
Houghton Mifflin Harcourt Co.*	1,458	29,641
ITT Educational Services, Inc.*	1,687	48,383
JTH Holding, Inc., Class A*	364	10,097
K12, Inc.*	1,942	43,986
LifeLock, Inc.*	4,573	78,244
Lincoln Educational Services Corp.	1,920	7,238
Matthews International Corp., Class A	1,980	80,804
Regis Corp.	3,403	46,621
Sotheby’s, Inc.	4,889	212,916
Steiner Leisure Ltd.*	1,052	48,655
Strayer Education, Inc.*	750	34,823
Universal Technical Institute, Inc.	1,525	19,749

		3,356,086

Hotels, Restaurants & Leisure (0.8%)
Biglari Holdings, Inc.*	103	50,211
BJ’s Restaurants, Inc.*	1,761	57,602
Bloomin’ Brands, Inc.*	3,982	95,966
Bob Evans Farms, Inc.	1,750	87,553
Boyd Gaming Corp.*	4,995	65,934
Bravo Brio Restaurant Group, Inc.*	1,436	20,262
Buffalo Wild Wings, Inc.*	1,343	199,973
Caesars Entertainment Corp.*	2,885	54,844
Carrols Restaurant Group, Inc.*	1,658	11,888
Cheesecake Factory, Inc.	3,812	181,566
Churchill Downs, Inc.	987	90,113
Chuy’s Holdings, Inc.*	1,161	50,086
ClubCorp Holdings, Inc.	1,529	28,898
Cracker Barrel Old Country Store, Inc.	1,401	136,233
Del Frisco’s Restaurant Group, Inc.*	787	21,957
Denny’s Corp.*	6,542	42,065
Diamond Resorts International, Inc.*	1,301	22,052
DineEquity, Inc.	1,191	92,981
Diversified Restaurant Holdings, Inc.*	849	4,245
Einstein Noah Restaurant Group, Inc.	367	6,041
Fiesta Restaurant Group, Inc.*	1,615	73,628
Ignite Restaurant Group, Inc.*	571	8,034
International Speedway Corp., Class A	1,993	67,742
Interval Leisure Group, Inc.	2,834	74,081
Intrawest Resorts Holdings, Inc.*	1,225	15,974
Isle of Capri Casinos, Inc.*	1,521	11,666
Jack in the Box, Inc.*	2,995	176,525
Jamba, Inc.*	1,252	15,018
Krispy Kreme Doughnuts, Inc.*	4,728	83,827
Life Time Fitness, Inc.*	3,068	147,571
Luby’s, Inc.*	1,519	9,357
Marcus Corp.	1,329	22,194
Marriott Vacations Worldwide Corp.*	2,047	114,448
Monarch Casino & Resort, Inc.*	641	11,878
Morgans Hotel Group Co.*	1,965	15,799
Multimedia Games Holding Co., Inc.*	2,082	60,461
Nathan’s Famous, Inc.*	189	9,259
Noodles & Co.*	444	17,525
Orient-Express Hotels Ltd., Class A*	6,891	99,299
Papa John’s International, Inc.	2,281	118,863
Pinnacle Entertainment, Inc.*	4,208	99,730
Popeyes Louisiana Kitchen, Inc.*	1,720	69,901
Potbelly Corp.*	638	11,401
Red Robin Gourmet Burgers, Inc.*	1,021	73,185
Ruby Tuesday, Inc.*	4,486	25,166
Ruth’s Hospitality Group, Inc.	2,477	29,947
Scientific Games Corp., Class A*	3,409	46,806
Sonic Corp.*	4,042	92,117
Speedway Motorsports, Inc.	853	15,977
Texas Roadhouse, Inc.	4,442	115,847
Town Sports International Holdings, Inc.	1,748	14,841
Vail Resorts, Inc.	2,565	178,780

		3,247,317

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	834	12,385
Beazer Homes USA, Inc.*	1,762	35,381
Blyth, Inc.	722	7,747
Cavco Industries, Inc.*	496	38,911
CSS Industries, Inc.	627	16,929
Ethan Allen Interiors, Inc.	1,781	45,327
EveryWare Global, Inc.*	790	3,602
Flexsteel Industries, Inc.	363	13,656
Harman International Industries, Inc.	13,700	1,457,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Helen of Troy Ltd.*	2,274	$157,429
Hooker Furniture Corp.	58,686	919,023
Hovnanian Enterprises, Inc., Class A*	8,088	38,256
Installed Building Products, Inc.*	499	6,961
iRobot Corp.*	2,040	83,742
KB Home	5,947	101,040
La-Z-Boy, Inc.	122,122	3,309,506
LGI Homes, Inc.*	665	11,471
Libbey, Inc.*	1,491	38,766
Lifetime Brands, Inc.	716	12,788
M.D.C. Holdings, Inc.	26,772	757,112
M/I Homes, Inc.*	53,673	1,203,349
Meritage Homes Corp.*	2,755	115,379
NACCO Industries, Inc., Class A	348	18,865
New Home Co., Inc.*	539	7,675
Ryland Group, Inc.	3,296	131,609
Skullcandy, Inc.*	1,393	12,788
Standard Pacific Corp.*	10,711	89,008
TRI Pointe Homes, Inc.*	1,081	17,545
UCP, Inc., Class A*	507	7,635
Universal Electronics, Inc.*	1,111	42,651
WCI Communities, Inc.*	527	10,414
William Lyon Homes, Class A*	988	27,279
ZAGG, Inc.*	2,248	10,386

		8,762,295

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	1,768	9,954
Blue Nile, Inc.*	859	29,893
FTD Cos., Inc.*	1,315	41,830
HSN, Inc.	2,407	143,770
Nutrisystem, Inc.	2,030	30,592
Orbitz Worldwide, Inc.*	1,679	13,163
Overstock.com, Inc.*	818	16,115
PetMed Express, Inc.	1,468	19,686
RetailMeNot, Inc.*	709	22,688
Shutterfly, Inc.*	2,690	114,809
ValueVision Media, Inc., Class A*	2,907	14,128
Vitacost.com, Inc.*	1,531	10,855

		467,483

Leisure Products (0.8%)
Arctic Cat, Inc.	940	44,923
Black Diamond, Inc.*	1,672	20,449
Brunswick Corp.	56,463	2,557,209
Callaway Golf Co.	5,354	54,718
JAKKS Pacific, Inc.	1,117	8,065
Johnson Outdoors, Inc., Class A	326	8,287
LeapFrog Enterprises, Inc.*	4,480	33,600
Malibu Boats, Inc., Class A*	511	11,354
Marine Products Corp.	798	6,001
Nautilus, Inc.*	2,297	22,120
Smith & Wesson Holding Corp.*	4,046	59,152
Sturm Ruger & Co., Inc.	1,376	82,285

		2,908,163

Media (0.4%)
AH Belo Corp., Class A	1,328	15,378
AMC Entertainment Holdings, Inc., Class A*	1,404	34,047
Beasley Broadcasting Group, Inc., Class A	355	3,231
Carmike Cinemas, Inc.*	1,652	49,329
Central European Media Enterprises Ltd., Class A*	5,338	15,694
Crown Media Holdings, Inc., Class A*	2,295	8,813
Cumulus Media, Inc., Class A*	6,500	44,915
Daily Journal Corp.*	62	10,724
Dex Media, Inc.*	1,183	10,884
Entercom Communications Corp., Class A*	1,697	17,089
Entravision Communications Corp., Class A	3,939	26,391
EW Scripps Co., Class A*	2,232	39,551
Global Sources Ltd.*	1,419	12,714
Gray Television, Inc.*	3,590	37,228
Harte-Hanks, Inc.	3,112	27,510
Hemisphere Media Group, Inc.*	683	8,599
Journal Communications, Inc., Class A*	3,259	28,875
Live Nation Entertainment, Inc.*	10,065	218,914
Loral Space & Communications, Inc.*	940	66,486
Martha Stewart Living Omnimedia, Inc., Class A*	1,794	8,127
McClatchy Co., Class A*	4,266	27,388
MDC Partners, Inc., Class A	2,805	64,010
Media General, Inc., Class A*	1,447	26,581
Meredith Corp.	2,538	117,839
National CineMedia, Inc.	4,319	64,785
New York Times Co., Class A	9,200	157,504
Nexstar Broadcasting Group, Inc., Class A	2,118	79,467
ReachLocal, Inc.*	720	7,092
Reading International, Inc., Class A*	1,224	8,972
Rentrak Corp.*	756	45,572
Saga Communications, Inc., Class A .	358	17,789
Salem Communications Corp., Class A	714	7,133
Scholastic Corp.	1,898	65,443
SFX Entertainment, Inc.*	1,477	10,413
Sinclair Broadcast Group, Inc., Class A	4,880	132,199
Sizmek, Inc.*	1,629	17,316
World Wrestling Entertainment, Inc., Class A	2,066	59,666

		1,593,668

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	991	10,881
Burlington Stores, Inc.*	1,074	31,705
Fred’s, Inc., Class A	2,625	47,276
Gordmans Stores, Inc.	738	4,030
Tuesday Morning Corp.*	3,069	43,426

		137,318

Specialty Retail (5.3%)
Aeropostale, Inc.*	5,565	27,936
America’s Car-Mart, Inc.*	595	21,848
ANN, Inc.*	3,365	139,580
Asbury Automotive Group, Inc.*	2,244	124,116
Barnes & Noble, Inc.*	2,895	60,506
bebe stores, Inc.	2,364	14,468
Big 5 Sporting Goods Corp.	1,217	19,533
Body Central Corp.*	1,381	1,478
Brown Shoe Co., Inc.	102,811	2,728,604
Buckle, Inc.	2,014	92,241
Cato Corp., Class A	46,972	1,270,123
Children’s Place Retail Stores, Inc.	1,665	82,934
Christopher & Banks Corp.*	2,667	17,629
Citi Trends, Inc.*	1,095	17,838
Conn’s, Inc.*	1,615	62,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Container Store Group, Inc.*	1,016	$34,493
Destination Maternity Corp.	984	26,962
Destination XL Group, Inc.*	2,913	16,429
Express, Inc.*	6,155	97,741
Finish Line, Inc., Class A	3,548	96,115
Five Below, Inc.*	2,360	100,253
Francesca’s Holdings Corp.*	3,163	57,377
GameStop Corp., Class A	49,300	2,026,230
Genesco, Inc.*	27,108	2,021,444
Group 1 Automotive, Inc.	51,066	3,352,994
Haverty Furniture Cos., Inc.	1,410	41,877
hhgregg, Inc.*	817	7,851
Hibbett Sports, Inc.*	1,846	97,616
Jos. A. Bank Clothiers, Inc.*	1,994	128,214
Kirkland’s, Inc.*	1,006	18,601
Lithia Motors, Inc., Class A	1,599	106,270
Lumber Liquidators Holdings, Inc.*	1,967	184,505
MarineMax, Inc.*	1,690	25,671
Mattress Firm Holding Corp.*	963	46,060
Men’s Wearhouse, Inc.	53,188	2,605,148
Monro Muffler Brake, Inc.	2,229	126,786
New York & Co., Inc.*	1,964	8,622
Office Depot, Inc.*	34,172	141,130
Outerwall, Inc.*	1,457	105,632
Pacific Sunwear of California, Inc.*	3,118	9,260
Penske Automotive Group, Inc.	3,005	128,494
PEP Boys-Manny, Moe & Jack*	145,808	1,854,678
Pier 1 Imports, Inc.	26,751	505,059
RadioShack Corp.*	7,004	14,848
Rent-A-Center, Inc.	3,837	102,064
Restoration Hardware Holdings, Inc.*	1,256	92,429
Sears Hometown and Outlet Stores, Inc.*	649	15,349
Select Comfort Corp.*	4,014	72,573
Shoe Carnival, Inc.	1,100	25,344
Sonic Automotive, Inc., Class A	2,798	62,899
Stage Stores, Inc.	2,327	56,895
Stein Mart, Inc.	2,032	28,468
Systemax, Inc.*	773	11,525
Tile Shop Holdings, Inc.*	1,343	20,749
Tilly’s, Inc., Class A*	653	7,640
Trans World Entertainment Corp.	809	2,937
Vitamin Shoppe, Inc.*	2,157	102,501
West Marine, Inc.*	76,642	871,420
Wet Seal, Inc., Class A*	6,742	8,899
Winmark Corp.	161	12,181
Zale Corp.*	2,329	48,699
Zumiez, Inc.*	1,487	36,045

		20,246,554

Textiles, Apparel & Luxury Goods (0.4%)
American Apparel, Inc.*	4,596	2,302
Columbia Sportswear Co.	925	76,451
Crocs, Inc.*	6,343	98,951
Culp, Inc.	554	10,936
G-III Apparel Group Ltd.*	1,208	86,469
Iconix Brand Group, Inc.*	3,458	135,796
Jones Group, Inc.	5,767	86,332
Kate Spade & Co.*	8,575	318,047
Movado Group, Inc.	1,266	57,666
Oxford Industries, Inc.	965	75,463
Perry Ellis International, Inc.*	892	12,256
Quiksilver, Inc.*	9,537	71,623
R.G. Barry Corp.	710	13,405
Skechers U.S.A., Inc., Class A*	2,785	101,764
Steven Madden Ltd.*	4,284	154,138
Tumi Holdings, Inc.*	3,434	77,711
Unifi, Inc.*	1,083	24,985
Vera Bradley, Inc.*	1,538	41,511
Vince Holding Corp.*	849	22,380
Wolverine World Wide, Inc.	7,166	204,589

		1,672,775

Total Consumer Discretionary		57,011,755

Consumer Staples (1.8%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	590	144,391
Coca-Cola Bottling Co. Consolidated	340	28,893
Craft Brew Alliance, Inc.*	819	12,506
National Beverage Corp.*	815	15,901

		201,691

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,992	118,006
Casey’s General Stores, Inc.	2,739	185,129
Chefs’ Warehouse, Inc.*	1,182	25,295
Fairway Group Holdings Corp.*	1,204	9,199
Ingles Markets, Inc., Class A	846	20,152
Natural Grocers by Vitamin Cottage, Inc.*	637	27,811
Pantry, Inc.*	1,648	25,280
PriceSmart, Inc.	1,344	135,650
Rite Aid Corp.*	52,228	327,470
Roundy’s, Inc.	1,904	13,099
Spartan Stores, Inc.	2,637	61,205
SUPERVALU, Inc.*	14,654	100,233
Susser Holdings Corp.*	1,305	81,523
United Natural Foods, Inc.*	3,530	250,348
Village Super Market, Inc., Class A	476	12,566
Weis Markets, Inc.	779	38,366

		1,431,332

Food Products (1.2%)
Alico, Inc.	227	8,558
Annie’s, Inc.*	971	39,025
B&G Foods, Inc.	3,777	113,725
Boulder Brands, Inc.*	4,291	75,607
Calavo Growers, Inc.	901	32,058
Cal-Maine Foods, Inc.	1,071	67,237
Chiquita Brands International, Inc.*	3,212	39,989
Darling International, Inc.*	11,310	226,426
Diamond Foods, Inc.*	1,569	54,805
Farmer Bros Co.*	406	7,998
Fresh Del Monte Produce, Inc.	2,724	75,101
GrainCorp Ltd., Class A	200,000	1,562,354
Griffin Land & Nurseries, Inc.	178	5,383
Hain Celestial Group, Inc.*	2,757	252,183
Inventure Foods, Inc.*	992	13,868
J&J Snack Foods Corp.	1,064	102,112
John B. Sanfilippo & Son, Inc.	614	14,134
Lancaster Colony Corp.	1,325	131,732
Lifeway Foods, Inc.	312	4,586
Limoneira Co.	735	16,670
Maple Leaf Foods, Inc.	65,000	1,035,414
Omega Protein Corp.*	1,346	16,246
Pilgrim’s Pride Corp.*	4,375	91,525
Post Holdings, Inc.*	2,739	150,974
Sanderson Farms, Inc.	1,643	128,959
Seaboard Corp.*	19	49,808
Seneca Foods Corp., Class A*	501	15,771
Snyder’s-Lance, Inc.	3,430	96,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.	1,448	$43,343
TreeHouse Foods, Inc.*	2,597	186,958

		4,659,241

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,038	25,124
Harbinger Group, Inc.*	2,403	29,388
Oil-Dri Corp. of America	278	9,602
Orchids Paper Products Co.	428	13,097
Spectrum Brands Holdings, Inc.	1,534	122,260
WD-40 Co.	1,119	86,801

		286,272

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,847	54,505
Female Health Co.	1,627	12,625
Inter Parfums, Inc.	1,165	42,185
Lifevantage Corp.*	7,690	10,074
Medifast, Inc.*	921	26,792
Nature’s Sunshine Products, Inc.	846	11,658
Nutraceutical International Corp.*	635	16,504
Revlon, Inc., Class A*	813	20,772
Star Scientific, Inc.*	11,826	9,280
Synutra International, Inc.*	1,233	8,249
USANA Health Sciences, Inc.*	425	32,019

		244,663

Tobacco (0.0%)
Alliance One International, Inc.*	6,131	17,902
Universal Corp.	1,680	93,895
Vector Group Ltd.	4,505	97,038

		208,835

Total Consumer Staples		7,032,034

Energy (7.1%)
Energy Equipment & Services (5.4%)
Atwood Oceanics, Inc.*	42,500	2,141,575
Basic Energy Services, Inc.*	2,119	58,082
Bolt Technology Corp.	582	11,506
Bristow Group, Inc.	47,583	3,593,468
C&J Energy Services, Inc.*	3,257	94,974
Cal Dive International, Inc.(b)*	7,401	12,582
CARBO Ceramics, Inc.	1,419	195,808
CHC Group Ltd.*	2,462	18,194
Dawson Geophysical Co.	584	16,358
Era Group, Inc.*	1,433	42,001
Exterran Holdings, Inc.	4,109	180,303
Forum Energy Technologies, Inc.*	2,844	88,107
Geospace Technologies Corp.*	930	61,538
Gulf Island Fabrication, Inc.	1,013	21,891
Gulfmark Offshore, Inc., Class A	1,931	86,779
Helix Energy Solutions Group, Inc.*	89,841	2,064,546
Hercules Offshore, Inc.*	11,479	52,689
Hornbeck Offshore Services, Inc.*	2,547	106,490
ION Geophysical Corp.*	9,455	39,805
Key Energy Services, Inc.*	11,001	101,649
Matrix Service Co.*	1,881	63,540
Mitcham Industries, Inc.*	983	13,703
Natural Gas Services Group, Inc.*	825	24,865
Newpark Resources, Inc.*	6,231	71,345
North Atlantic Drilling Ltd.	4,977	43,997
Nuverra Environmental Solutions, Inc.*	995	20,189
Oil States International, Inc.*	27,600	2,721,360
Parker Drilling Co.*	8,590	60,903
PHI, Inc. (Non-Voting)*	869	38,445
Pioneer Energy Services Corp.*	4,435	57,433
RigNet, Inc.*	849	45,702
Rowan Cos., plc, Class A*	61,700	2,078,056
SEACOR Holdings, Inc.*	1,429	123,494
Tesco Corp.*	2,156	39,886
TETRA Technologies, Inc.*	5,646	72,269
TGC Industries, Inc.*	1,069	6,361
Tidewater, Inc.	50,000	2,431,000
Unit Corp.*	57,500	3,759,350
Vantage Drilling Co.*	14,736	25,199
Willbros Group, Inc.*	2,875	36,282

		20,721,724

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	5,885	23,305
Adams Resources & Energy, Inc.	150	8,688
Alon USA Energy, Inc.	1,713	25,592
Alpha Natural Resources, Inc.*	15,916	67,643
Amyris, Inc.*	1,790	6,677
Apco Oil and Gas International, Inc.*	672	9,710
Approach Resources, Inc.*	2,501	52,296
Arch Coal, Inc.	15,272	73,611
Athlon Energy, Inc.*	1,285	45,553
Bill Barrett Corp.*	3,476	88,986
Bonanza Creek Energy, Inc.*	2,094	92,974
BPZ Resources, Inc.*	8,368	26,610
Callon Petroleum Co.*	2,841	23,779
Carrizo Oil & Gas, Inc.*	3,245	173,478
Clayton Williams Energy, Inc.*	415	46,899
Clean Energy Fuels Corp.*	4,737	42,349
Cloud Peak Energy, Inc.*	4,390	92,805
Comstock Resources, Inc.	3,485	79,632
Contango Oil & Gas Co.*	1,061	50,652
Delek U.S. Holdings, Inc.	2,678	77,769
Diamondback Energy, Inc.*	1,514	101,907
Emerald Oil, Inc.*	4,023	27,035
Endeavour International Corp.*	3,545	11,521
Energen Corp.	26,500	2,141,465
Energy XXI Bermuda Ltd.	5,229	123,248
EPL Oil & Gas, Inc.*	2,154	83,144
Equal Energy Ltd.	2,475	11,335
Evolution Petroleum Corp.	1,261	16,053
EXCO Resources, Inc.	12,174	68,174
Forest Oil Corp.*	8,565	16,359
Frontline Ltd.*	3,876	15,233
FX Energy, Inc.*	4,016	13,413
GasLog Ltd.	2,095	48,793
Gastar Exploration, Inc.*	4,014	21,957
Goodrich Petroleum Corp.*	2,270	35,911
Green Plains Renewable Energy, Inc.	1,809	54,198
Halcon Resources Corp.*	16,697	72,298
Hallador Energy Co.	674	5,763
Isramco, Inc.*	66	8,746
Jones Energy, Inc., Class A*	779	11,794
KiOR, Inc., Class A*	3,457	1,981
Knightsbridge Tankers Ltd.	2,144	29,051
Kodiak Oil & Gas Corp.*	18,979	230,405
L&L Energy, Inc.(b)*†	2,384	4,005
Magnum Hunter Resources Corp.*	12,241	104,048
Matador Resources Co.*	4,141	101,413
Midstates Petroleum Co., Inc.*	2,374	12,725
Miller Energy Resources, Inc.*	2,185	12,848
Nordic American Tankers Ltd.	5,194	51,109
Northern Oil and Gas, Inc.*	4,609	67,384
Panhandle Oil and Gas, Inc., Class A.	500	21,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PDC Energy, Inc.*	2,542	$158,265
Penn Virginia Corp.*	3,970	69,435
PetroQuest Energy, Inc.*	4,070	23,199
Quicksilver Resources, Inc.*	8,931	23,488
Renewable Energy Group, Inc.*	1,597	19,132
Rentech, Inc.*	16,615	31,568
Resolute Energy Corp.*	4,823	34,726
REX American Resources Corp.*	396	22,592
Rex Energy Corp.*	3,255	60,901
Rosetta Resources, Inc.*	4,360	203,089
RSP Permian, Inc.*	1,627	47,004
Sanchez Energy Corp.*	2,754	81,601
Scorpio Tankers, Inc.	13,134	130,946
SemGroup Corp., Class A	3,008	197,565
Ship Finance International Ltd.	4,049	72,761
Solazyme, Inc.*	3,352	38,917
Stone Energy Corp.*	3,566	149,665
Swift Energy Co.*	2,989	32,162
Synergy Resources Corp.*	3,563	38,302
Targa Resources Corp.	2,359	234,154
Teekay Tankers Ltd., Class A	4,454	15,767
Triangle Petroleum Corp.*	4,852	39,980
Uranium Energy Corp.*	6,604	8,717
Ur-Energy, Inc.*	9,644	14,948
VAALCO Energy, Inc.*	4,018	34,354
W&T Offshore, Inc.	2,464	42,652
Warren Resources, Inc.*	5,168	24,806
Western Refining, Inc.	3,870	149,382
Westmoreland Coal Co.*	801	23,854
ZaZa Energy Corp.*	3,569	2,684

		6,660,745

Total Energy		27,382,469

Financials (13.6%)
Banks (3.1%)
1st Source Corp.	1,068	34,272
1st United Bancorp, Inc./Florida	2,116	16,209
Access National Corp.	518	8,397
American National Bankshares, Inc.	605	14,230
Ameris Bancorp*	1,766	41,148
Ames National Corp.	705	15,538
Arrow Financial Corp.	669	17,688
BancFirst Corp.	516	29,221
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,100	55,461
Bancorp, Inc./Delaware*	2,350	44,204
BancorpSouth, Inc.	6,803	169,803
Bank of Kentucky Financial Corp.	466	17,494
Bank of Marin Bancorp/California	425	19,134
Bank of the Ozarks, Inc.	2,225	151,434
Banner Corp.	1,396	57,529
Bar Harbor Bankshares	298	11,428
BBCN Bancorp, Inc.	5,691	97,544
BNC Bancorp	1,347	23,344
Boston Private Financial Holdings, Inc.	5,748	77,770
Bridge Bancorp, Inc.	743	19,846
Bridge Capital Holdings*	680	16,157
Bryn Mawr Bank Corp.	967	27,782
C&F Financial Corp.	245	8,119
Camden National Corp.	561	23,113
Capital Bank Financial Corp., Class A*	1,589	39,900
Capital City Bank Group, Inc.	956	12,696
Cardinal Financial Corp.	2,242	39,975
Cascade Bancorp*	478	2,677
Cathay General Bancorp	5,611	141,341
Center Bancorp, Inc.	867	16,473
Centerstate Banks, Inc.	2,204	24,068
Central Pacific Financial Corp.	1,481	29,916
Century Bancorp, Inc./Massachusetts, Class A	259	8,834
Chemical Financial Corp.	51,474	1,670,331
Chemung Financial Corp.	280	7,594
Citizens & Northern Corp.	941	18,547
City Holding Co.	1,127	50,557
CNB Financial Corp./Pennsylvania	992	17,539
CoBiz Financial, Inc.	2,581	29,733
Columbia Banking System, Inc.	3,679	104,925
Community Bank System, Inc.	2,848	111,129
Community Trust Bancorp, Inc.	1,001	41,521
CommunityOne Bancorp*	832	9,335
ConnectOne Bancorp, Inc.*	138	6,756
CU Bancorp*	661	12,162
Customers Bancorp, Inc.*	1,436	29,969
CVB Financial Corp.	6,532	103,859
Eagle Bancorp, Inc.*	1,608	58,049
Enterprise Bancorp, Inc./Massachusetts	410	8,339
Enterprise Financial Services Corp.	1,366	27,416
F.N.B. Corp./Pennsylvania	11,031	147,815
Farmers Capital Bank Corp.*	516	11,589
Fidelity Southern Corp.	1,075	15,018
Financial Institutions, Inc.	1,007	23,181
First Bancorp, Inc./Maine	761	12,404
First Bancorp/North Carolina	1,453	27,607
First BanCorp/Puerto Rico*	4,890	26,602
First Busey Corp.	5,192	30,114
First Commonwealth Financial Corp.	7,054	63,768
First Community Bancshares, Inc./Virginia	1,245	20,368
First Connecticut Bancorp, Inc./Connecticut	1,248	19,544
First Financial Bancorp	4,183	75,210
First Financial Bankshares, Inc.	2,254	139,275
First Financial Corp./Indiana	831	27,988
First Financial Holdings, Inc.	1,709	107,018
First Interstate Bancsystem, Inc.	1,164	32,848
First Merchants Corp.	2,508	54,273
First Midwest Bancorp, Inc./Illinois	5,405	92,317
First NBC Bank Holding Co.*	289	10,075
First of Long Island Corp.	586	23,797
First Security Group, Inc./Tennessee*	4,980	10,358
FirstMerit Corp.	11,875	247,356
Flushing Financial Corp.	2,209	46,544
German American Bancorp, Inc.	934	26,983
Glacier Bancorp, Inc.	5,139	149,391
Great Southern Bancorp, Inc.	751	22,553
Guaranty Bancorp.	1,033	14,720
Hampton Roads Bankshares, Inc.*	2,564	4,077
Hancock Holding Co.	6,051	221,769
Hanmi Financial Corp.	2,267	52,821
Heartland Financial USA, Inc.	1,097	29,608
Heritage Commerce Corp.	1,488	11,993
Heritage Financial Corp./Washington	1,097	18,561
Heritage Oaks Bancorp*	1,490	12,039
Home BancShares, Inc./Arkansas	3,221	110,867
Home Federal Bancorp, Inc./Idaho	900	14,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
HomeTrust Bancshares, Inc.*	1,480	$23,354
Horizon Bancorp/Indiana	626	13,947
Hudson Valley Holding Corp.	1,201	22,879
IBERIABANK Corp.	2,116	148,437
Independent Bank Corp./Massachusetts	1,698	66,850
Independent Bank Group, Inc.	270	15,862
International Bancshares Corp.	3,842	96,357
Intervest Bancshares Corp., Class A*	1,215	9,052
Investors Bancorp, Inc.	3,589	99,200
Lakeland Bancorp, Inc.	2,547	28,654
Lakeland Financial Corp.	1,178	47,379
LCNB Corp.	471	8,148
Macatawa Bank Corp.	1,590	8,014
MainSource Financial Group, Inc.	1,496	25,582
MB Financial, Inc.	3,887	120,342
Mercantile Bank Corp.	663	13,671
Merchants Bancshares, Inc./Vermont	432	14,088
Metro Bancorp, Inc.*	1,026	21,690
Middleburg Financial Corp.	370	6,516
MidSouth Bancorp, Inc.	618	10,401
MidWestOne Financial Group, Inc.	521	13,150
National Bank Holdings Corp., Class A	3,274	65,709
National Bankshares, Inc./Virginia	502	18,328
National Penn Bancshares, Inc.	8,428	88,073
NBT Bancorp, Inc.	3,158	77,245
NewBridge Bancorp*	1,796	12,823
Northrim BanCorp, Inc.	483	12,408
OFG Bancorp	67,279	1,156,526
Old National Bancorp/Indiana	7,306	108,932
OmniAmerican Bancorp, Inc.	842	19,189
Pacific Continental Corp.	1,298	17,860
Pacific Premier Bancorp, Inc.*	1,224	19,755
PacWest Bancorp	2,703	116,256
Palmetto Bancshares, Inc.*	349	4,917
Park National Corp.	832	63,972
Park Sterling Corp.	3,308	21,998
Peapack-Gladstone Financial Corp.	740	16,280
Penns Woods Bancorp, Inc.	342	16,683
Peoples Bancorp, Inc./Ohio	14,949	369,689
Pinnacle Financial Partners, Inc.	2,524	94,625
Preferred Bank/California*	834	21,651
PrivateBancorp, Inc.	4,619	140,926
Prosperity Bancshares, Inc.	4,316	285,503
Renasant Corp.	2,206	64,084
Republic Bancorp, Inc./Kentucky, Class A	742	16,769
S&T Bancorp, Inc.	2,133	50,552
Sandy Spring Bancorp, Inc.	1,781	44,489
Seacoast Banking Corp. of Florida*	1,195	13,145
Sierra Bancorp	853	13,580
Simmons First National Corp., Class A	1,178	43,904
Southside Bancshares, Inc.	1,232	38,660
Southwest Bancorp, Inc./Oklahoma	1,436	25,360
State Bank Financial Corp.	2,161	38,228
Sterling Bancorp/Delaware	6,024	76,264
Sterling Financial Corp./Washington	2,448	81,592
Suffolk Bancorp*	822	18,331
Sun Bancorp, Inc./New Jersey*	3,105	10,433
Susquehanna Bancshares, Inc.	13,210	150,462
SY Bancorp, Inc.	1,027	32,494
Talmer Bancorp, Inc., Class A*	1,136	16,631
Taylor Capital Group, Inc.*	1,273	30,450
Texas Capital Bancshares, Inc.*	2,923	189,820
Tompkins Financial Corp.	1,039	50,869
TowneBank/Virginia	1,922	29,810
Trico Bancshares	1,091	28,290
Tristate Capital Holdings, Inc.*	519	7,375
Trustmark Corp.	4,759	120,641
UMB Financial Corp.	2,551	165,050
Umpqua Holdings Corp.	7,967	148,505
Union First Market Bankshares Corp.	3,051	77,556
United Bankshares, Inc./West Virginia	4,373	133,901
United Community Banks, Inc./Georgia*	3,091	59,996
Univest Corp. of Pennsylvania	1,239	25,424
VantageSouth Bancshares, Inc.*	929	6,531
ViewPoint Financial Group, Inc.	2,874	82,915
Washington Banking Co.	1,127	20,038
Washington Trust Bancorp, Inc.	1,029	38,557
Webster Financial Corp.	6,442	200,089
WesBanco, Inc.	1,864	59,331
West Bancorp, Inc.	1,017	15,448
Westamerica Bancorp	1,919	103,780
Western Alliance Bancorp*	5,278	129,839
Wilshire Bancorp, Inc.	4,819	53,491
Wintrust Financial Corp.	3,045	148,170
Yadkin Financial Corp.*	1,052	22,523

		11,821,259

Capital Markets (0.8%)
Apollo Investment Corp.	16,041	133,301
Arlington Asset Investment Corp., Class A	1,142	30,240
BGC Partners, Inc., Class A	9,196	60,142
BlackRock Kelso Capital Corp.	5,166	47,372
Calamos Asset Management, Inc., Class A	1,306	16,887
Capital Southwest Corp.	913	31,699
Capitala Finance Corp.	295	5,688
CIFC Corp.	553	4,501
Cohen & Steers, Inc.	1,352	53,877
Cowen Group, Inc., Class A*	7,191	31,712
Diamond Hill Investment Group, Inc.	197	25,894
Evercore Partners, Inc., Class A	2,259	124,810
FBR & Co.*	572	14,775
Fidus Investment Corp.	1,000	19,310
Fifth Street Finance Corp.	9,739	92,131
Financial Engines, Inc.	3,499	177,679
Firsthand Technology Value Fund, Inc.	668	14,262
FXCM, Inc., Class A	2,610	38,550
GAMCO Investors, Inc., Class A	425	33,001
Garrison Capital, Inc.	467	6,599
GFI Group, Inc.	5,109	18,137
Gladstone Capital Corp.	1,310	13,205
Gladstone Investment Corp.	1,916	15,845
Golub Capital BDC, Inc.	2,705	48,257
Greenhill & Co., Inc.	2,010	104,480
GSV Capital Corp.*	1,374	13,932
Hercules Technology Growth Capital, Inc.	4,462	62,780
HFF, Inc., Class A	2,388	80,261
Horizon Technology Finance Corp.	675	8,444
ICG Group, Inc.*	2,725	55,645
INTL FCStone, Inc.*	1,016	19,111
Investment Technology Group, Inc.*	2,660	53,732
Janus Capital Group, Inc.	10,636	115,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
JMP Group, Inc.	1,142	$8,120
KCAP Financial, Inc.	2,085	18,056
KCG Holdings, Inc., Class A*	5,117	61,046
Ladenburg Thalmann Financial Services, Inc.*	7,595	22,937
Main Street Capital Corp.	2,784	91,482
Manning & Napier, Inc.	1,005	16,854
Marcus & Millichap, Inc.*	510	9,098
MCG Capital Corp.	5,271	19,977
Medallion Financial Corp.	1,463	19,326
Medley Capital Corp.	3,275	44,573
MVC Capital, Inc.	1,668	22,601
New Mountain Finance Corp.	3,336	48,539
NGP Capital Resources Co.	1,610	10,884
Oppenheimer Holdings, Inc., Class A	705	19,775
PennantPark Floating Rate Capital Ltd.	1,066	14,732
PennantPark Investment Corp.	4,669	51,592
Piper Jaffray Cos.*	1,121	51,342
Prospect Capital Corp.	22,036	237,989
Pzena Investment Management, Inc., Class A	874	10,287
RCS Capital Corp., Class A	129	5,021
Safeguard Scientifics, Inc.*	1,509	33,470
Silvercrest Asset Management Group, Inc., Class A	300	5,487
Solar Capital Ltd.	3,246	70,698
Solar Senior Capital Ltd.	850	14,544
Stellus Capital Investment Corp.	856	12,309
Stifel Financial Corp.*	4,555	226,657
SWS Group, Inc.*	2,036	15,229
TCP Capital Corp.	2,511	41,557
THL Credit, Inc.	2,503	34,541
TICC Capital Corp.	3,689	36,078
Triangle Capital Corp.	1,964	50,848
Virtus Investment Partners, Inc.*	479	82,948
Walter Investment Management Corp.*	2,662	79,407
Westwood Holdings Group, Inc.	513	32,160
WhiteHorse Finance, Inc.	483	6,796
WisdomTree Investments, Inc.*	7,242	95,015

		3,193,847

Consumer Finance (0.2%)
Cash America International, Inc.	2,056	79,608
Consumer Portfolio Services, Inc.*	1,364	9,330
Credit Acceptance Corp.*	513	72,923
DFC Global Corp.*	2,938	25,943
Encore Capital Group, Inc.*	1,804	82,443
EZCORP, Inc., Class A*	3,651	39,394
First Cash Financial Services, Inc.*	2,104	106,168
First Marblehead Corp.*	729	4,403
Green Dot Corp., Class A*	1,812	35,388
Imperial Holdings, Inc.*	1,379	7,929
JGWPT Holdings, Inc., Class A*	721	13,166
Nelnet, Inc., Class A	1,642	67,158
Nicholas Financial, Inc.	766	12,049
Portfolio Recovery Associates, Inc.*	3,620	209,453
Regional Management Corp.*	396	9,765
Springleaf Holdings, Inc.*	1,737	43,686
World Acceptance Corp.*	625	46,925

		865,731

Diversified Financial Services (0.1%)
California First National Bancorp	171	2,625
Gain Capital Holdings, Inc.	808	8,735
MarketAxess Holdings, Inc.	2,683	158,887
Marlin Business Services Corp.	617	12,840
NewStar Financial, Inc.*	1,837	25,461
PHH Corp.*	4,116	106,357
PICO Holdings, Inc.*	1,559	40,518
Resource America, Inc., Class A	977	8,373

		363,796

Insurance (5.9%)
Ambac Financial Group, Inc.*	3,130	97,124
American Equity Investment Life Holding Co.	4,618	109,077
AMERISAFE, Inc.	1,286	56,468
AmTrust Financial Services, Inc.	2,202	82,817
Argo Group International Holdings Ltd.	1,954	89,689
Arthur J. Gallagher & Co.	29,000	1,379,820
Aspen Insurance Holdings Ltd.	47,000	1,865,900
Assurant, Inc.	6,625	430,360
Baldwin & Lyons, Inc., Class B	699	18,377
Blue Capital Reinsurance Holdings Ltd.*	462	8,034
Citizens, Inc./Texas*	3,192	23,621
CNO Financial Group, Inc.	15,843	286,758
Crawford & Co., Class B	1,879	20,500
Donegal Group, Inc., Class A	592	8,631
eHealth, Inc.*	1,330	67,564
EMC Insurance Group, Inc.	327	11,618
Employers Holdings, Inc.	2,215	44,809
Enstar Group Ltd.*	686	93,509
FBL Financial Group, Inc., Class A	654	28,331
Fidelity & Guaranty Life	737	17,393
First American Financial Corp.	7,738	205,444
Fortegra Financial Corp.*	395	2,777
Global Indemnity plc*	585	15,409
Greenlight Capital Reinsurance Ltd., Class A*	2,036	66,781
Hallmark Financial Services, Inc.*	1,039	8,634
Hanover Insurance Group, Inc.	36,000	2,211,840
HCC Insurance Holdings, Inc.	22,600	1,028,074
HCI Group, Inc.	692	25,189
Health Insurance Innovations, Inc., Class A*	267	2,761
Hilltop Holdings, Inc.*	4,729	112,503
Horace Mann Educators Corp.	2,860	82,940
Independence Holding Co.	634	8,508
Infinity Property & Casualty Corp.	828	55,998
Investors Title Co.	97	7,362
Kansas City Life Insurance Co.	274	13,207
Maiden Holdings Ltd.	3,554	44,354
Meadowbrook Insurance Group, Inc.	3,600	20,988
Montpelier Reinsurance Holdings Ltd.	62,692	1,865,714
National Interstate Corp.	458	12,279
National Western Life Insurance Co., Class A	159	38,875
Navigators Group, Inc.*	740	45,429
Old Republic International Corp.	160,000	2,624,000
OneBeacon Insurance Group Ltd., Class A	1,668	25,787
Phoenix Cos., Inc.*	428	22,149
Platinum Underwriters Holdings Ltd.	1,971	118,457
Primerica, Inc.	4,055	191,031
Protective Life Corp.	69,000	3,628,710
RLI Corp.	3,039	134,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	928	$49,973
Selective Insurance Group, Inc.	3,996	93,187
StanCorp Financial Group, Inc.	54,000	3,607,200
State Auto Financial Corp.	1,080	23,015
Stewart Information Services Corp.	1,532	53,819
Symetra Financial Corp.	5,863	116,205
Third Point Reinsurance Ltd.*	1,802	28,562
Tower Group International Ltd.	4,454	12,026
United Fire Group, Inc.	1,467	44,523
Universal Insurance Holdings, Inc.	1,828	23,216
Validus Holdings Ltd.	41,500	1,564,965

		22,976,736

Real Estate Investment Trusts (REITs) (2.5%)
Acadia Realty Trust (REIT)	3,916	103,304
AG Mortgage Investment Trust, Inc. (REIT)	2,083	36,473
Agree Realty Corp. (REIT)	1,023	31,109
Alexander’s, Inc. (REIT)	151	54,510
Altisource Residential Corp. (REIT)	4,072	128,512
American Assets Trust, Inc. (REIT)	2,429	81,955
American Capital Mortgage Investment Corp. (REIT)	3,862	72,490
American Realty Capital Properties, Inc. (REIT)	33,750	473,175
American Residential Properties, Inc. (REIT)*	997	17,926
AmREIT, Inc. (REIT)	1,450	24,027
Anworth Mortgage Asset Corp. (REIT)	9,417	46,708
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,764	45,965
Apollo Residential Mortgage, Inc. (REIT)	2,263	36,729
Ares Commercial Real Estate Corp. (REIT)	1,593	21,362
Armada Hoffler Properties, Inc. (REIT)	1,351	13,564
ARMOUR Residential REIT, Inc. (REIT)	26,407	108,797
Ashford Hospitality Prime, Inc. (REIT)	1,182	17,872
Ashford Hospitality Trust, Inc. (REIT)	4,252	47,920
Associated Estates Realty Corp. (REIT)	4,174	70,708
Aviv REIT, Inc. (REIT)	854	20,880
Campus Crest Communities, Inc. (REIT)	4,471	38,808
Capstead Mortgage Corp. (REIT)	6,853	86,759
CatchMark Timber Trust, Inc. (REIT), Class A	623	8,753
Cedar Realty Trust, Inc. (REIT)	5,285	32,291
Chambers Street Properties (REIT)	16,756	130,194
Chatham Lodging Trust (REIT)	1,855	37,508
Chesapeake Lodging Trust (REIT)	3,515	90,441
Colony Financial, Inc. (REIT)	6,533	143,399
CoreSite Realty Corp. (REIT)	1,487	46,097
Cousins Properties, Inc. (REIT)	11,922	136,745
CubeSmart (REIT)	9,960	170,914
CyrusOne, Inc. (REIT)	1,267	26,392
CYS Investments, Inc. (REIT)	11,472	94,759
DCT Industrial Trust, Inc. (REIT)	22,494	177,253
DiamondRock Hospitality Co. (REIT)	13,951	163,924
DuPont Fabros Technology, Inc. (REIT)	4,478	107,785
Dynex Capital, Inc. (REIT)	4,080	36,516
EastGroup Properties, Inc. (REIT)	2,170	136,515
Education Realty Trust, Inc. (REIT)	8,267	81,595
Ellington Residential Mortgage REIT (REIT)	503	8,511
Empire State Realty Trust, Inc. (REIT), Class A	5,951	89,920
EPR Properties (REIT)	3,719	198,557
Equity One, Inc. (REIT)	4,295	95,950
Excel Trust, Inc. (REIT)	3,542	44,913
FelCor Lodging Trust, Inc. (REIT)	8,952	80,926
First Industrial Realty Trust, Inc. (REIT)	7,635	147,508
First Potomac Realty Trust (REIT)	4,235	54,716
Franklin Street Properties Corp. (REIT)	6,532	82,303
GEO Group, Inc. (REIT)	5,105	164,585
Getty Realty Corp. (REIT)	1,910	36,080
Gladstone Commercial Corp. (REIT)	1,014	17,583
Glimcher Realty Trust (REIT)	10,413	104,442
Government Properties Income Trust (REIT)	3,937	99,212
Gramercy Property Trust, Inc. (REIT)	4,406	22,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,065	15,283
Healthcare Realty Trust, Inc. (REIT)	6,824	164,800
Hersha Hospitality Trust (REIT)	14,622	85,246
Highwoods Properties, Inc. (REIT)	6,477	248,782
Hudson Pacific Properties, Inc. (REIT)	3,502	80,791
Inland Real Estate Corp. (REIT)	6,198	65,389
Invesco Mortgage Capital, Inc. (REIT)	8,902	146,616
Investors Real Estate Trust (REIT)	7,314	65,680
iStar Financial, Inc. (REIT)*	6,144	90,685
JAVELIN Mortgage Investment Corp. (REIT)	887	11,895
Kite Realty Group Trust (REIT)	9,405	56,430
LaSalle Hotel Properties (REIT)	7,430	232,633
Lexington Realty Trust (REIT)	12,793	139,572
LTC Properties, Inc. (REIT)	2,469	92,909
Medical Properties Trust, Inc. (REIT)	11,541	147,609
Monmouth Real Estate Investment Corp. (REIT), Class A	3,280	31,291
National Health Investors, Inc. (REIT)	2,095	126,664
New Residential Investment Corp. (REIT)	17,988	116,382
New York Mortgage Trust, Inc. (REIT)	5,143	40,013
NorthStar Realty Finance Corp. (REIT)	23,420	377,999
One Liberty Properties, Inc. (REIT)	878	18,719
Parkway Properties, Inc./Maryland (REIT)	4,078	74,424
Pebblebrook Hotel Trust (REIT)	4,367	147,474
Pennsylvania Real Estate Investment Trust (REIT)	4,907	88,571
PennyMac Mortgage Investment Trust (REIT)	4,987	119,189
Physicians Realty Trust (REIT)	1,486	20,685
Potlatch Corp. (REIT)	2,922	113,052
PS Business Parks, Inc. (REIT)	1,401	117,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
QTS Realty Trust, Inc. (REIT), Class A	1,041	$26,119
RAIT Financial Trust (REIT)	5,717	48,537
Ramco-Gershenson Properties Trust (REIT)	4,804	78,305
Redwood Trust, Inc. (REIT)	5,933	120,321
Resource Capital Corp. (REIT)	8,786	48,938
Retail Opportunity Investments Corp. (REIT)	5,186	77,479
Rexford Industrial Realty, Inc. (REIT)	1,191	16,888
RLJ Lodging Trust (REIT)	8,853	236,729
Rouse Properties, Inc. (REIT)	1,745	30,084
Ryman Hospitality Properties, Inc. (REIT)	3,153	134,066
Sabra Health Care REIT, Inc. (REIT)	2,699	75,275
Saul Centers, Inc. (REIT)	573	27,137
Select Income REIT (REIT)	1,607	48,644
Silver Bay Realty Trust Corp. (REIT)	1,127	17,491
Sovran Self Storage, Inc. (REIT)	2,254	165,556
STAG Industrial, Inc. (REIT)	3,046	73,409
Strategic Hotels & Resorts, Inc. (REIT)*	12,891	131,359
Summit Hotel Properties, Inc. (REIT)	5,738	53,249
Sun Communities, Inc. (REIT)	2,844	128,236
Sunstone Hotel Investors, Inc. (REIT)	13,013	178,669
Terreno Realty Corp. (REIT)	1,856	35,097
UMH Properties, Inc. (REIT)	1,280	12,518
Universal Health Realty Income Trust (REIT)	888	37,509
Urstadt Biddle Properties, Inc. (REIT), Class A	1,862	38,469
Washington Real Estate Investment Trust (REIT)	4,806	114,767
Western Asset Mortgage Capital Corp. (REIT)	1,754	27,433
Whitestone REIT (REIT)	1,493	21,559
Winthrop Realty Trust (REIT)	2,353	27,271
ZAIS Financial Corp. (REIT)	402	6,697

		9,522,321

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	3,056	130,063
AV Homes, Inc.*	656	11,867
Consolidated-Tomoka Land Co.	428	17,240
Forestar Group, Inc.*	2,478	44,109
Kennedy-Wilson Holdings, Inc.	4,578	103,051
RE/MAX Holdings, Inc., Class A*	857	24,707
Tejon Ranch Co.*	978	33,086

		364,123

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	6,355	87,826
Banc of California, Inc.	1,177	14,442
Bank Mutual Corp.	3,382	21,442
BankFinancial Corp.	1,584	15,808
BBX Capital Corp., Class A*	468	9,103
Beneficial Mutual Bancorp, Inc.*	2,297	30,297
Berkshire Hills Bancorp, Inc.	1,791	46,351
BofI Holding, Inc.*	875	75,031
Brookline Bancorp, Inc.	5,024	47,326
Capitol Federal Financial, Inc.	10,579	132,766
Charter Financial Corp./Maryland	1,676	18,118
Clifton Savings Bancorp, Inc.	662	7,759
Dime Community Bancshares, Inc.	2,271	38,562
Doral Financial Corp.*	447	3,880
ESB Financial Corp.	893	11,672
ESSA Bancorp, Inc.	632	6,870
Essent Group Ltd.*	1,612	36,206
EverBank Financial Corp.	5,745	113,349
Farmer Mac, Class C	737	24,505
First Defiance Financial Corp.	629	17,058
First Federal Bancshares of Arkansas, Inc.*	269	2,467
First Financial Northwest, Inc.	1,176	11,936
Flagstar Bancorp, Inc.*	1,419	31,530
Fox Chase Bancorp, Inc.	895	15,081
Franklin Financial Corp./Virginia*	804	15,726
Hingham Institution for Savings	92	7,222
Home Bancorp, Inc.*	509	10,684
Home Loan Servicing Solutions Ltd.	5,125	110,700
HomeStreet, Inc.	893	17,458
Kearny Financial Corp.*	1,018	15,046
Ladder Capital Corp., Class A*	1,016	19,182
Meridian Interstate Bancorp, Inc.*	578	14,779
Meta Financial Group, Inc.	434	19,465
MGIC Investment Corp.*	23,224	197,868
NASB Financial, Inc.	301	7,585
Northfield Bancorp, Inc.	4,198	53,986
Northwest Bancshares, Inc.	6,658	97,207
OceanFirst Financial Corp.	1,015	17,955
Oritani Financial Corp.	3,255	51,462
PennyMac Financial Services, Inc., Class A*	1,023	17,023
Provident Financial Holdings, Inc.	638	9,838
Provident Financial Services, Inc.	4,291	78,826
Radian Group, Inc.	12,381	186,086
Rockville Financial, Inc.	1,925	26,161
Stonegate Mortgage Corp.*	603	8,961
Territorial Bancorp, Inc.	574	12,398
Tree.com, Inc.*	452	14,030
TrustCo Bank Corp.	235,964	1,661,187
United Community Financial Corp./Ohio*	3,602	14,120
United Financial Bancorp, Inc.	1,424	26,187
Walker & Dunlop, Inc.*	1,151	18,819
Waterstone Financial, Inc.*	653	6,785
Westfield Financial, Inc.	1,207	8,992
WSFS Financial Corp.	559	39,929

		3,605,052

Total Financials		52,712,865

Health Care (6.2%)
Biotechnology (1.5%)
ACADIA Pharmaceuticals, Inc.*	5,518	134,253
Acceleron Pharma, Inc.*	506	17,457
Achillion Pharmaceuticals, Inc.*	6,993	23,007
Acorda Therapeutics, Inc.*	2,926	110,925
Aegerion Pharmaceuticals, Inc.*	2,081	95,976
Agios Pharmaceuticals, Inc.*	480	18,792
Alnylam Pharmaceuticals, Inc.*	4,162	279,437
AMAG Pharmaceuticals, Inc.*	1,591	30,786
Amicus Therapeutics, Inc.*	2,556	5,291
Anacor Pharmaceuticals, Inc.*	1,799	35,998
Arena Pharmaceuticals, Inc.*	15,720	99,036
Argos Therapeutics, Inc.*	229	2,290
ArQule, Inc.*	4,329	8,874
Array BioPharma, Inc.*	9,056	42,563
Auspex Pharmaceuticals, Inc.*	548	16,856
AVEO Pharmaceuticals, Inc.*	3,753	5,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
BIND Therapeutics, Inc.*	391	$4,676
BioTime, Inc.*	2,736	9,001
Bluebird Bio, Inc.*	470	10,688
Cara Therapeutics, Inc.*	343	6,383
Cell Therapeutics, Inc.*	9,425	32,045
Celladon Corp.*	386	4,601
Celldex Therapeutics, Inc.*	6,432	113,653
Cellular Dynamics International, Inc.*	232	3,464
Cepheid, Inc.*	4,796	247,378
Chelsea Therapeutics International Ltd.*	5,711	31,525
ChemoCentryx, Inc.*	1,768	11,722
Chimerix, Inc.*	593	13,544
Clovis Oncology, Inc.*	1,297	89,843
Conatus Pharmaceuticals, Inc.*	394	3,205
Concert Pharmaceuticals, Inc.*	407	5,474
Coronado Biosciences, Inc.*	2,048	4,055
Curis, Inc.*	6,242	17,602
Cytokinetics, Inc.*	2,249	21,366
Cytori Therapeutics, Inc.*	4,435	11,975
Dendreon Corp.*	11,005	32,905
Dicerna Pharmaceuticals, Inc.*	232	6,554
Durata Therapeutics, Inc.(b)*†	973	13,097
Dyax Corp.*	9,559	85,840
Dynavax Technologies Corp.*	18,391	33,104
Eagle Pharmaceuticals, Inc.*	182	2,321
Eleven Biotherapeutics, Inc.*	271	4,398
Emergent Biosolutions, Inc.*	1,983	50,110
Enanta Pharmaceuticals, Inc.*	281	11,237
Enzon Pharmaceuticals, Inc.	2,890	2,977
Epizyme, Inc.*	471	10,725
Esperion Therapeutics, Inc.*	359	5,428
Exact Sciences Corp.*	5,089	72,111
Exelixis, Inc.*	13,815	48,905
Fibrocell Science, Inc.*	1,710	8,943
Five Prime Therapeutics, Inc.*	500	9,830
Flexion Therapeutics, Inc.*	272	4,474
Foundation Medicine, Inc.*	508	16,444
Galena Biopharma, Inc.*	8,282	20,705
Genocea Biosciences, Inc.*	226	4,111
Genomic Health, Inc.*	1,174	30,923
Geron Corp.*	10,769	22,400
GlycoMimetics, Inc.*	519	8,475
GTx, Inc.*	2,234	3,418
Halozyme Therapeutics, Inc.*	6,863	87,160
Harvard Apparatus Regenerative Technology, Inc.*	462	4,190
Hyperion Therapeutics, Inc.*	597	15,403
Idenix Pharmaceuticals, Inc.*	7,933	47,836
ImmunoGen, Inc.*	6,098	91,043
Immunomedics, Inc.*	5,401	22,738
Infinity Pharmaceuticals, Inc.*	3,449	41,009
Insmed, Inc.*	2,536	48,285
Insys Therapeutics, Inc.*	555	22,994
Intercept Pharmaceuticals, Inc.*	513	169,182
InterMune, Inc.*	7,017	234,859
Intrexon Corp.*	831	21,847
Ironwood Pharmaceuticals, Inc.*	7,537	92,856
Isis Pharmaceuticals, Inc.*	8,044	347,581
KaloBios Pharmaceuticals, Inc.*	881	2,388
Karyopharm Therapeutics, Inc.*	578	17,854
Keryx Biopharmaceuticals, Inc.*	6,353	108,255
Kindred Biosciences, Inc.*	578	10,710
KYTHERA Biopharmaceuticals, Inc.*	849	33,756
Lexicon Pharmaceuticals, Inc.*	16,391	28,356
Ligand Pharmaceuticals, Inc., Class B*	1,287	86,564
MacroGenics, Inc.*	425	11,828
MannKind Corp.*	10,741	43,179
MEI Pharma, Inc.*	901	10,028
Merrimack Pharmaceuticals, Inc.*	6,792	34,232
MiMedx Group, Inc.*	6,612	40,532
Momenta Pharmaceuticals, Inc.*	3,409	39,715
Nanosphere, Inc.*	4,069	8,748
Navidea Biopharmaceuticals, Inc.*	9,042	16,728
Neurocrine Biosciences, Inc.*	5,365	86,376
NewLink Genetics Corp.*	1,309	37,176
Novavax, Inc.*	13,405	60,725
NPS Pharmaceuticals, Inc.*	7,181	214,927
OncoGenex Pharmaceutical, Inc.*	1,038	12,207
OncoMed Pharmaceuticals, Inc.*	321	10,802
Onconova Therapeutics, Inc.*	399	2,530
Ophthotech Corp.*	655	23,410
OPKO Health, Inc.*	13,466	125,503
Orexigen Therapeutics, Inc.*	7,893	51,304
Osiris Therapeutics, Inc.*	1,190	15,625
OvaScience, Inc.*	862	7,706
PDL BioPharma, Inc.	11,447	95,125
Peregrine Pharmaceuticals, Inc.*	12,054	22,903
Portola Pharmaceuticals, Inc.*	783	20,280
Progenics Pharmaceuticals, Inc.*	4,710	19,264
Prothena Corp. plc*	1,014	38,846
PTC Therapeutics, Inc.*	796	20,807
Puma Biotechnology, Inc.*	1,666	173,497
Raptor Pharmaceutical Corp.*	4,316	43,160
Receptos, Inc.*	493	20,676
Regulus Therapeutics, Inc.*	829	7,478
Repligen Corp.*	2,322	29,861
Retrophin, Inc.*	1,333	28,353
Rigel Pharmaceuticals, Inc.*	6,248	24,242
Sangamo BioSciences, Inc.*	4,743	85,753
Sarepta Therapeutics, Inc.*	2,680	64,400
SIGA Technologies, Inc.*	2,945	9,129
Spectrum Pharmaceuticals, Inc.*	4,441	34,817
Stemline Therapeutics, Inc.*	697	14,191
Sunesis Pharmaceuticals, Inc.*	2,692	17,794
Synageva BioPharma Corp.*	1,475	122,381
Synergy Pharmaceuticals, Inc.*	5,820	30,904
Synta Pharmaceuticals Corp.*	3,392	14,620
Targacept, Inc.*	2,077	9,866
Tesaro, Inc.*	1,047	30,866
TetraLogic Pharmaceuticals Corp.*	243	1,550
Tetraphase Pharmaceuticals, Inc.*	990	10,781
TG Therapeutics, Inc.*	1,248	8,611
Threshold Pharmaceuticals, Inc.*	3,511	16,712
Trevena, Inc.*	412	3,238
Ultragenyx Pharmaceutical, Inc.*	465	22,734
Vanda Pharmaceuticals, Inc.*	2,375	38,594
Verastem, Inc.*	1,329	14,340
Vical, Inc.*	5,872	7,575
Xencor, Inc.*	975	11,437
XOMA Corp.*	5,594	29,145
ZIOPHARM Oncology, Inc.*	5,541	25,378

		5,636,242

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	1,591	61,858
ABIOMED, Inc.*	2,793	72,730
Accuray, Inc.*	5,314	51,014
Align Technology, Inc.*	5,233	271,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Alphatec Holdings, Inc.*	4,612	$6,918
Analogic Corp.	883	72,503
AngioDynamics, Inc.*	1,786	28,129
Anika Therapeutics, Inc.*	849	34,894
Antares Pharma, Inc.*	8,336	29,176
ArthroCare Corp.*	2,031	97,874
AtriCure, Inc.*	1,683	31,657
Atrion Corp.	109	33,369
Biolase, Inc.*	2,578	6,213
Cantel Medical Corp.	2,365	79,748
Cardiovascular Systems, Inc.*	1,862	59,193
Cerus Corp.*	5,028	24,134
CONMED Corp.	2,000	86,900
CryoLife, Inc.	2,029	20,209
Cutera, Inc.*	1,032	11,548
Cyberonics, Inc.*	1,971	128,608
Cynosure, Inc., Class A*	1,366	40,024
Derma Sciences, Inc.*	1,370	17,372
DexCom, Inc.*	5,058	209,199
Endologix, Inc.*	4,527	58,262
Exactech, Inc.*	617	13,920
GenMark Diagnostics, Inc.*	2,648	26,321
Globus Medical, Inc., Class A*	3,893	103,515
Greatbatch, Inc.*	1,725	79,212
Haemonetics Corp.*	3,634	118,432
HeartWare International, Inc.*	1,164	109,160
Hill-Rom Holdings, Inc.	43,800	1,688,052
ICU Medical, Inc.*	931	55,748
Inogen, Inc.*	283	4,672
Insulet Corp.*	3,815	180,907
Integra LifeSciences Holdings Corp.*	1,649	75,838
Invacare Corp.	2,283	43,537
LDR Holding Corp.*	425	14,590
Masimo Corp.*	3,460	94,493
Medical Action Industries, Inc.*	1,153	8,036
Meridian Bioscience, Inc.	2,990	65,152
Merit Medical Systems, Inc.*	3,044	43,529
Natus Medical, Inc.*	2,187	56,425
Neogen Corp.*	2,589	116,376
NuVasive, Inc.*	3,148	120,915
NxStage Medical, Inc.*	4,302	54,807
OraSure Technologies, Inc.*	3,879	30,916
Orthofix International N.V.*	1,232	37,145
Oxford Immunotec Global plc*	455	9,132
PhotoMedex, Inc.*	987	15,624
Quidel Corp.*	2,022	55,201
Rockwell Medical, Inc.*	2,777	35,157
RTI Surgical, Inc.*	3,928	16,026
Spectranetics Corp.*	2,909	88,172
STAAR Surgical Co.*	2,617	49,200
STERIS Corp.	68,718	3,281,284
SurModics, Inc.*	1,017	22,984
Symmetry Medical, Inc.*	2,674	26,900
Tandem Diabetes Care, Inc.*	680	15,021
TearLab Corp.*	2,131	14,406
Teleflex, Inc.	25,000	2,681,000
Thoratec Corp.*	4,089	146,427
Tornier N.V.*	1,797	38,132
Unilife Corp.*	7,140	29,060
Utah Medical Products, Inc.	246	14,226
Vascular Solutions, Inc.*	1,203	31,507
Veracyte, Inc.*	373	6,389
Volcano Corp.*	3,930	77,460
West Pharmaceutical Services, Inc.	4,955	218,268
Wright Medical Group, Inc.*	2,916	90,600
Zeltiq Aesthetics, Inc.*	1,308	25,650

		11,662,073

Health Care Providers & Services (0.8%)
Acadia Healthcare Co., Inc.*	2,553	115,191
Addus HomeCare Corp.*	374	8,621
Air Methods Corp.*	2,771	148,055
Alliance HealthCare Services, Inc.*	345	11,568
Almost Family, Inc.*	622	14,368
Amedisys, Inc.*	2,165	32,237
AMN Healthcare Services, Inc.*	3,295	45,273
Amsurg Corp.*	2,300	108,284
Bio-Reference Labs, Inc.*	1,752	48,495
BioScrip, Inc.*	4,127	28,807
Capital Senior Living Corp.*	2,054	53,383
Centene Corp.*	3,894	242,402
Chemed Corp.	1,255	112,260
Chindex International, Inc.*	920	17,554
Corvel Corp.*	813	40,455
Cross Country Healthcare, Inc.*	1,912	15,430
Emeritus Corp.*	2,896	91,050
Ensign Group, Inc.	1,396	60,921
ExamWorks Group, Inc.*	2,278	79,753
Five Star Quality Care, Inc.*	3,153	15,324
Gentiva Health Services, Inc.*	2,299	20,967
Hanger, Inc.*	2,497	84,099
HealthSouth Corp.	6,240	224,203
Healthways, Inc.*	2,423	41,530
IPC The Hospitalist Co., Inc.*	1,206	59,191
Kindred Healthcare, Inc.	3,886	91,010
Landauer, Inc.	701	31,776
LHC Group, Inc.*	851	18,773
Magellan Health Services, Inc.*	1,944	115,376
Molina Healthcare, Inc.*	2,044	76,773
MWI Veterinary Supply, Inc.*	915	142,392
National Healthcare Corp.	764	42,608
National Research Corp., Class A*	700	11,613
Owens & Minor, Inc.	4,493	157,390
PharMerica Corp.*	2,132	59,653
Providence Service Corp.*	747	21,125
Select Medical Holdings Corp.	3,429	42,691
Skilled Healthcare Group, Inc., Class A*	1,336	7,041
Surgical Care Affiliates, Inc.*	831	25,553
Team Health Holdings, Inc.*	4,909	219,678
Triple-S Management Corp., Class B*	1,649	26,615
U.S. Physical Therapy, Inc.	836	28,901
Universal American Corp.	2,777	19,633
USMD Holdings, Inc.*	83	1,058
WellCare Health Plans, Inc.*	3,104	197,166

		3,056,246

Health Care Technology (0.3%)
athenahealth, Inc.*	2,629	421,271
Computer Programs & Systems, Inc.	796	51,422
HealthStream, Inc.*	1,450	38,715
HMS Holdings Corp.*	6,228	118,643
MedAssets, Inc.*	4,388	108,427
Medidata Solutions, Inc.*	3,802	206,601
Merge Healthcare, Inc.*	4,866	11,873
Omnicell, Inc.*	2,548	72,924
Quality Systems, Inc.	2,860	48,277
Vocera Communications, Inc.*	1,483	24,217

		1,102,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc.*	775	$16,903
Affymetrix, Inc.*	5,014	35,750
Albany Molecular Research, Inc.*	1,712	31,826
Cambrex Corp.*	2,162	40,797
Fluidigm Corp.*	1,835	80,868
Furiex Pharmaceuticals, Inc.*	480	41,760
Harvard Bioscience, Inc.*	1,848	8,759
Luminex Corp.*	2,698	48,861
NeoGenomics, Inc.*	2,615	9,074
Pacific Biosciences of California, Inc.*	3,536	18,917
PAREXEL International Corp.*	4,063	219,768
Sequenom, Inc.*	8,106	19,860

		573,143

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc.*	1,668	20,033
Aerie Pharmaceuticals, Inc.*	571	12,099
Akorn, Inc.*	4,203	92,466
Alimera Sciences, Inc.*	1,351	10,659
Ampio Pharmaceuticals, Inc.*	2,659	16,885
Aratana Therapeutics, Inc.*	528	9,800
Auxilium Pharmaceuticals, Inc.*	3,558	96,706
AVANIR Pharmaceuticals, Inc., Class A*	10,242	37,588
BioDelivery Sciences International, Inc.*	2,692	22,720
Cempra, Inc.*	1,485	17,152
ContraVir Pharmaceuticals, Inc.*	1	2
Corcept Therapeutics, Inc.*	3,777	16,468
Depomed, Inc.*	4,072	59,044
Egalet Corp.*	179	2,504
Endocyte, Inc.*	2,159	51,406
Hi-Tech Pharmacal Co., Inc.*	788	34,144
Horizon Pharma, Inc.*	3,950	59,724
Impax Laboratories, Inc.*	4,880	128,930
Lannett Co., Inc.*	1,326	47,365
Medicines Co.*	4,513	128,259
Nektar Therapeutics*	8,921	108,122
Omeros Corp.*	2,366	28,558
Pacira Pharmaceuticals, Inc.*	1,967	137,670
Pernix Therapeutics Holdings*	1,355	7,249
Pozen, Inc.*	1,852	14,816
Prestige Brands Holdings, Inc.*	3,688	100,498
Questcor Pharmaceuticals, Inc.	3,719	241,475
Relypsa, Inc.*	448	13,355
Repros Therapeutics, Inc.*	1,677	29,750
Revance Therapeutics, Inc.*	470	14,805
Sagent Pharmaceuticals, Inc.*	1,345	31,433
Sciclone Pharmaceuticals, Inc.*	4,065	18,496
Sucampo Pharmaceuticals, Inc., Class A*	960	6,864
Supernus Pharmaceuticals, Inc.*	1,357	12,131
TherapeuticsMD, Inc.*	6,223	39,267
Vivus, Inc.*	7,185	42,679
XenoPort, Inc.*	3,845	19,879
Zogenix, Inc.*	6,677	18,996

		1,749,997

Total Health Care		23,780,071

Industrials (21.0%)
Aerospace & Defense (1.3%)
AAR Corp.	107,849	2,798,682
Aerovironment, Inc.*	1,316	52,969
American Science & Engineering, Inc.	580	38,959
API Technologies Corp.*	2,277	6,672
Astronics Corp.*	1,086	68,863
Cubic Corp.	1,425	72,775
Curtiss-Wright Corp.	3,345	212,541
DigitalGlobe, Inc.*	5,315	154,188
Ducommun, Inc.*	771	19,321
Engility Holdings, Inc.*	1,225	55,186
Erickson Air-Crane, Inc.*	303	5,851
Esterline Technologies Corp.*	2,238	238,436
GenCorp, Inc.*	4,359	79,639
HEICO Corp.	4,742	285,279
Innovative Solutions & Support, Inc.*	990	7,455
KEYW Holding Corp.*	2,218	41,499
Kratos Defense & Security Solutions, Inc.*	3,225	24,316
LMI Aerospace, Inc.*	798	11,252
Moog, Inc., Class A*	3,228	211,466
National Presto Industries, Inc.	341	26,612
Orbital Sciences Corp.*	4,315	120,388
Sparton Corp.*	754	22,077
Taser International, Inc.*	3,691	67,508
Teledyne Technologies, Inc.*	2,675	260,358

		4,882,292

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,747	29,414
Atlas Air Worldwide Holdings, Inc.*	1,854	65,391
Echo Global Logistics, Inc.*	1,288	23,596
Forward Air Corp.	2,172	100,151
Hub Group, Inc., Class A*	2,663	106,493
Pacer International, Inc.*	2,634	23,601
Park-Ohio Holdings Corp.*	611	34,308
UTi Worldwide, Inc.	6,532	69,174
XPO Logistics, Inc.*	3,423	100,670

		552,798

Airlines (0.6%)
Allegiant Travel Co.	1,071	119,877
Hawaiian Holdings, Inc.*	3,708	51,764
JetBlue Airways Corp.*	16,621	144,436
Republic Airways Holdings, Inc.*	3,455	31,579
SkyWest, Inc.	119,699	1,527,359
Spirit Airlines, Inc.*	4,332	257,321

		2,132,336

Building Products (2.6%)
AAON, Inc.	2,026	56,465
American Woodmark Corp.*	726	24,437
Apogee Enterprises, Inc.	76,123	2,529,567
Builders FirstSource, Inc.*	3,237	29,489
Continental Building Products, Inc.*	891	16,786
Gibraltar Industries, Inc.*	92,170	1,739,248
Griffon Corp.	2,918	34,841
Insteel Industries, Inc.	1,307	25,709
NCI Building Systems, Inc.*	1,457	25,439
Norcraft Cos., Inc.*	543	9,193
Nortek, Inc.*	646	53,108
Patrick Industries, Inc.*	481	21,323
PGT, Inc.*	2,390	27,509
Ply Gem Holdings, Inc.*	1,166	14,727
Quanex Building Products Corp.	2,658	54,967
Simpson Manufacturing Co., Inc.	47,922	1,693,084
Trex Co., Inc.*	1,242	90,865
Universal Forest Products, Inc.	59,427	3,288,690
USG Corp.*	5,477	179,207

		9,914,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	3,933	$113,034
ACCO Brands Corp.*	8,134	50,105
Acorn Energy, Inc.*	1,529	5,183
ARC Document Solutions, Inc.*	2,739	20,378
Brink’s Co.	3,452	98,555
Casella Waste Systems, Inc., Class A*	2,704	13,817
CECO Environmental Corp.	1,207	20,024
Cenveo, Inc.*	3,813	11,592
CompX International, Inc.	122	1,248
Courier Corp.	849	13,075
Deluxe Corp.	3,632	190,571
EnerNOC, Inc.*	1,923	42,844
Ennis, Inc.	1,855	30,737
G&K Services, Inc., Class A	1,407	86,066
Healthcare Services Group, Inc.	4,858	141,174
Heritage-Crystal Clean, Inc.*	658	11,930
Herman Miller, Inc.	4,149	133,307
HNI Corp.	3,215	117,540
InnerWorkings, Inc.*	3,202	24,527
Interface, Inc.	4,275	87,851
Intersections, Inc.	752	4,437
Kimball International, Inc., Class B	2,319	41,997
Knoll, Inc.	3,477	63,247
McGrath RentCorp.	44,412	1,552,644
Mobile Mini, Inc.	2,724	118,113
MSA Safety, Inc.	40,614	2,314,998
Multi-Color Corp.	899	31,465
NL Industries, Inc.	199	2,157
Performant Financial Corp.*	1,647	14,905
Quad/Graphics, Inc.	1,781	41,765
Schawk, Inc.	40,370	806,996
SP Plus Corp.*	1,122	29,475
Steelcase, Inc., Class A	6,051	100,507
Swisher Hygiene, Inc.*	9,603	4,322
Team, Inc.*	1,484	63,604
Tetra Tech, Inc.*	4,618	136,647
TRC Cos., Inc.*	1,279	8,505
U.S. Ecology, Inc.	1,547	57,425
UniFirst Corp.	1,040	114,338
United Stationers, Inc.	2,916	119,760
Viad Corp.	1,436	34,522
West Corp.	1,515	36,254

		6,911,641

Construction & Engineering (1.6%)
Aegion Corp.*	2,811	71,146
Ameresco, Inc., Class A*	1,359	10,274
Argan, Inc.	1,002	29,790
Comfort Systems USA, Inc.	2,665	40,615
Dycom Industries, Inc.*	2,385	75,390
EMCOR Group, Inc.	47,493	2,222,198
Furmanite Corp.*	2,652	26,043
Granite Construction, Inc.	77,795	3,106,354
Great Lakes Dredge & Dock Corp.*	4,209	38,428
Layne Christensen Co.*	1,428	25,975
MasTec, Inc.*	4,251	184,663
MYR Group, Inc.*	1,487	37,651
Northwest Pipe Co.*	690	24,950
Orion Marine Group, Inc.*	1,989	25,002
Pike Corp.*	1,676	18,034
Primoris Services Corp.	2,548	76,389
Sterling Construction Co., Inc.*	1,263	10,950
Tutor Perini Corp.*	2,664	76,377

		6,100,229

Electrical Equipment (2.6%)
Acuity Brands, Inc.	3,072	407,255
American Superconductor Corp.*	3,986	6,418
AZZ, Inc.	1,837	82,077
Brady Corp., Class A	52,332	1,420,814
Capstone Turbine Corp.*	21,755	46,338
Encore Wire Corp.	1,488	72,183
EnerSys, Inc.	5,946	411,998
Enphase Energy, Inc.*	1,014	7,463
Franklin Electric Co., Inc.	48,360	2,056,267
FuelCell Energy, Inc.*	13,829	34,296
Generac Holdings, Inc.	3,681	217,069
General Cable Corp.	3,584	91,786
Global Power Equipment Group, Inc.	1,252	24,902
GrafTech International Ltd.*	8,422	91,968
II-VI, Inc.*	3,667	56,582
LSI Industries, Inc.	1,616	13,235
Polypore International, Inc.*	3,315	113,406
Powell Industries, Inc.	24,657	1,597,774
Power Solutions International, Inc.*	156	11,727
PowerSecure International, Inc.*	1,535	35,980
Preformed Line Products Co.	186	12,750
Regal-Beloit Corp.	43,500	3,162,885
Revolution Lighting Technologies, Inc.*	1,945	6,127
Thermon Group Holdings, Inc.*	1,940	44,969
Vicor Corp.*	1,314	13,403

		10,039,672

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	38,000	3,014,920
Raven Industries, Inc.	2,620	85,805

		3,100,725

Machinery (7.6%)
Accuride Corp.*	2,831	12,541
Actuant Corp., Class A	5,225	178,434
Alamo Group, Inc.	520	28,252
Albany International Corp., Class A	1,999	71,044
Altra Industrial Motion Corp.	1,945	69,437
American Railcar Industries, Inc.	676	47,340
Ampco-Pittsburgh Corp.	638	12,039
Astec Industries, Inc.	44,555	1,956,410
Barnes Group, Inc.	3,828	147,263
Blount International, Inc.*	3,520	41,888
Briggs & Stratton Corp.	96,976	2,157,716
Chart Industries, Inc.*	2,165	172,226
CIRCOR International, Inc.	1,268	92,982
CLARCOR, Inc.	3,521	201,929
Columbus McKinnon Corp.*	1,384	37,077
Commercial Vehicle Group, Inc.*	1,811	16,516
Douglas Dynamics, Inc.	1,484	25,851
Dynamic Materials Corp.	991	18,869
Energy Recovery, Inc.*	2,949	15,689
EnPro Industries, Inc.*	30,789	2,237,437
ESCO Technologies, Inc.	1,898	66,791
ExOne Co.*	488	17,485
Federal Signal Corp.*	4,489	66,886
FreightCar America, Inc.	860	19,986
Global Brass & Copper Holdings, Inc.	541	8,532
Gorman-Rupp Co.	1,353	43,012
Graham Corp.	745	23,728
Greenbrier Cos., Inc.*	1,768	80,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hardinge, Inc.	852	$12,269
Hurco Cos., Inc.	375	10,005
Hyster-Yale Materials Handling, Inc.	760	74,100
John Bean Technologies Corp.	2,087	64,488
Kadant, Inc.	793	28,921
Kennametal, Inc.	48,200	2,135,260
L.B. Foster Co., Class A	718	33,638
Lincoln Electric Holdings, Inc.	40,000	2,880,400
Lindsay Corp.	17,913	1,579,568
Lydall, Inc.*	1,257	28,748
Manitex International, Inc.*	986	16,072
Meritor, Inc.*	7,029	86,105
Middleby Corp.*	1,346	355,627
Miller Industries, Inc.	783	15,292
Mueller Industries, Inc.	83,940	2,517,361
Mueller Water Products, Inc., Class A	11,381	108,120
NN, Inc.	1,246	24,546
Nordson Corp.	4,600	324,254
Omega Flex, Inc.	101	2,165
Pentair Ltd. (Registered)	21,500	1,705,810
PMFG, Inc.*	1,555	9,283
Proto Labs, Inc.*	1,217	82,354
RBC Bearings, Inc.*	1,659	105,678
Rexnord Corp.*	2,186	63,350
Standex International Corp.	914	48,972
Sun Hydraulics Corp.	1,549	67,087
Tecumseh Products Co., Class A*	1,297	8,949
Tennant Co.	1,322	86,750
Titan International, Inc.	3,854	73,188
TriMas Corp.*	3,238	107,502
Trinity Industries, Inc.	71,000	5,116,970
Twin Disc, Inc.	577	15,198
Wabash National Corp.*	206,936	2,847,439
Watts Water Technologies, Inc., Class A	13,130	770,600
Woodward, Inc.	4,886	202,916
Xerium Technologies, Inc.*	770	12,359

		29,489,325

Marine (0.0%)
International Shipholding Corp.	433	12,748
Matson, Inc.	3,071	75,823
Scorpio Bulkers, Inc.*	9,313	94,154
Ultrapetrol Bahamas Ltd.*	1,666	5,165

		187,890

Professional Services (0.7%)
Acacia Research Corp.	3,537	54,045
Advisory Board Co.*	2,537	163,002
Barrett Business Services, Inc.	500	29,785
CBIZ, Inc.*	2,638	24,164
CDI Corp.	1,001	17,167
Corporate Executive Board Co.	2,399	178,078
CRA International, Inc.*	771	16,939
Exponent, Inc.	952	71,457
Franklin Covey Co.*	608	12,020
FTI Consulting, Inc.*	2,908	96,953
GP Strategies Corp.*	1,027	27,965
Heidrick & Struggles International, Inc.	1,337	26,834
Huron Consulting Group, Inc.*	1,757	111,359
ICF International, Inc.*	1,413	56,252
Insperity, Inc.	33,911	1,050,563
Kelly Services, Inc., Class A	1,923	45,633
Kforce, Inc.	1,937	41,297
Korn/Ferry International*	3,450	102,706
Mistras Group, Inc.*	1,174	26,732
Navigant Consulting, Inc.*	3,634	67,810
Odyssey Marine Exploration, Inc.*	6,370	14,587
On Assignment, Inc.*	3,248	125,340
Pendrell Corp.*	11,034	20,192
Resources Connection, Inc.	2,901	40,875
RPX Corp.*	2,304	37,509
TrueBlue, Inc.*	2,934	85,849
VSE Corp.	297	15,652
WageWorks, Inc.*	1,779	99,820

		2,660,585

Road & Rail (0.8%)
Arkansas Best Corp.	1,855	68,542
Celadon Group, Inc.	1,445	34,738
Genesee & Wyoming, Inc., Class A*	23,800	2,316,216
Heartland Express, Inc.	3,315	75,217
Knight Transportation, Inc.	4,176	96,591
Marten Transport Ltd.	1,612	34,690
Patriot Transportation Holding, Inc.*	431	15,538
Quality Distribution, Inc.*	1,546	20,082
Roadrunner Transportation Systems, Inc.*	1,361	34,352
Saia, Inc.*	1,752	66,944
Swift Transportation Co.*	5,992	148,302
Universal Truckload Services, Inc.	407	11,762
Werner Enterprises, Inc.	3,296	84,081
YRC Worldwide, Inc.*	2,214	49,815

		3,056,870

Trading Companies & Distributors (0.5%)
Aceto Corp.	1,945	39,075
Aircastle Ltd.	4,932	95,582
Applied Industrial Technologies, Inc.	18,699	902,040
Beacon Roofing Supply, Inc.*	3,463	133,880
BlueLinx Holdings, Inc.*	2,650	3,445
CAI International, Inc.*	1,249	30,813
DXP Enterprises, Inc.*	683	64,837
H&E Equipment Services, Inc.*	2,138	86,482
Houston Wire & Cable Co.	1,271	16,688
Kaman Corp.	1,940	78,919
Rush Enterprises, Inc., Class A*	2,486	80,745
Stock Building Supply Holdings, Inc.*	560	11,379
TAL International Group, Inc.*	2,407	103,188
Textainer Group Holdings Ltd.	1,537	58,821
Titan Machinery, Inc.*	1,252	19,619
Watsco, Inc.	1,815	181,337

		1,906,850

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,969	65,348

Total Industrials		81,001,215

Information Technology (6.9%)
Communications Equipment (0.6%)
ADTRAN, Inc.	4,270	104,231
Alliance Fiber Optic Products, Inc.	815	11,793
Applied Optoelectronics, Inc.*	306	7,549
ARRIS Group, Inc.*	8,309	234,148
Aruba Networks, Inc.*	7,600	142,500
Aviat Networks, Inc.*	4,689	7,455
Bel Fuse, Inc., Class B	708	15,505
Black Box Corp.	1,135	27,626
CalAmp Corp.*	2,529	70,483
Calix, Inc.*	2,955	24,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ciena Corp.*	7,241	$164,660
Comtech Telecommunications Corp.	1,028	32,752
Digi International, Inc.*	1,841	18,686
Emulex Corp.*	5,756	42,537
Extreme Networks, Inc.*	6,519	37,810
Finisar Corp.*	6,653	176,371
Harmonic, Inc.*	7,252	51,779
Infinera Corp.*	8,726	79,232
InterDigital, Inc.	2,963	98,105
Ixia*	4,048	50,600
KVH Industries, Inc.*	1,186	15,608
NETGEAR, Inc.*	2,564	86,484
Numerex Corp., Class A*	994	10,864
Oplink Communications, Inc.*	1,404	25,216
Parkervision, Inc.*	6,356	30,509
PC-Tel, Inc.	1,379	12,039
Plantronics, Inc.	3,063	136,150
Procera Networks, Inc.*	1,433	14,889
Ruckus Wireless, Inc.*	3,384	41,149
ShoreTel, Inc.*	4,284	36,842
Sonus Networks, Inc.*	13,537	45,620
Tessco Technologies, Inc.	407	15,206
Ubiquiti Networks, Inc.*	903	41,059
ViaSat, Inc.*	2,814	194,279
Westell Technologies, Inc., Class A*	3,201	11,812

		2,116,459

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	1,471	12,224
Agilysys, Inc.*	989	13,253
Anixter International, Inc.	1,930	195,934
Audience, Inc.*	769	9,613
Badger Meter, Inc.	1,037	57,139
Belden, Inc.	3,130	217,848
Benchmark Electronics, Inc.*	19,508	441,856
Checkpoint Systems, Inc.*	2,932	39,347
Cognex Corp.*	6,197	209,830
Coherent, Inc.*	1,752	114,493
Control4 Corp.*	309	6,554
CTS Corp.	2,405	50,216
Daktronics, Inc.	2,600	37,414
DTS, Inc.*	1,147	22,665
Electro Rent Corp.	1,355	23,834
Electro Scientific Industries, Inc.	1,679	16,538
Fabrinet*	2,018	41,914
FARO Technologies, Inc.*	1,231	65,243
FEI Co.	2,980	307,000
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,504	—
GSI Group, Inc.*	2,196	28,680
Ingram Micro, Inc., Class A*	56,000	1,655,360
Insight Enterprises, Inc.*	3,120	78,343
InvenSense, Inc.*	4,099	97,023
Itron, Inc.*	2,839	100,898
Kemet Corp.*	3,162	18,371
Littelfuse, Inc.	1,565	146,547
Maxwell Technologies, Inc.*	2,064	26,667
Measurement Specialties, Inc.*	1,114	75,585
Mercury Systems, Inc.*	2,193	28,970
Mesa Laboratories, Inc.	196	17,689
Methode Electronics, Inc.	2,673	81,954
MTS Systems Corp.	1,136	77,805
Multi-Fineline Electronix, Inc.*	33,454	428,211
Neonode, Inc.*	1,927	10,965
Newport Corp.*	2,807	58,049
OSI Systems, Inc.*	1,437	86,019
Park Electrochemical Corp.	1,486	44,387
PC Connection, Inc.	689	14,000
Plexus Corp.*	2,453	98,292
RadiSys Corp.*	2,025	7,270
RealD, Inc.*	2,914	32,549
Richardson Electronics Ltd.	827	8,899
Rofin-Sinar Technologies, Inc.*	79,022	1,893,367
Rogers Corp.*	1,262	78,774
Sanmina Corp.*	5,956	103,932
ScanSource, Inc.*	2,004	81,703
Speed Commerce, Inc.*	3,213	11,695
SYNNEX Corp.*	1,900	115,159
TTM Technologies, Inc.*	3,898	32,938
Uni-Pixel, Inc.*	814	6,235
Universal Display Corp.*	2,899	92,507
Viasystems Group, Inc.*	239	2,992
Vishay Precision Group, Inc.*	933	16,216
Zygo Corp.*	1,191	18,091

		7,559,057

Internet Software & Services (0.9%)
Angie’s List, Inc.*	3,013	36,698
Bankrate, Inc.*	3,327	56,359
Bazaarvoice, Inc.*	3,506	25,594
Benefitfocus, Inc.*	376	17,661
Blucora, Inc.*	2,949	58,066
Brightcove, Inc.*	1,964	19,306
Carbonite, Inc.*	847	8,631
Care.com, Inc.*	395	6,537
ChannelAdvisor Corp.*	480	18,115
Chegg, Inc.*	1,108	7,756
comScore, Inc.*	2,568	84,205
Constant Contact, Inc.*	2,213	54,130
Conversant, Inc.*	4,806	135,289
Cornerstone OnDemand, Inc.*	2,859	136,860
CoStar Group, Inc.*	2,042	381,323
Cvent, Inc.*	462	16,701
Dealertrack Technologies, Inc.*	3,099	152,440
Demand Media, Inc.*	2,635	12,780
Demandware, Inc.*	1,332	85,328
Dice Holdings, Inc.*	2,836	21,157
Digital River, Inc.*	2,449	42,686
E2open, Inc.*	1,117	26,328
EarthLink Holdings Corp.	7,538	27,212
eGain Corp.*	870	6,142
Endurance International Group Holdings, Inc.*	1,609	20,933
Envestnet, Inc.*	1,683	67,623
Global Eagle Entertainment, Inc.*	2,025	31,954
Gogo, Inc.*	784	16,103
Internap Network Services Corp.*	3,848	27,244
Intralinks Holdings, Inc.*	2,791	28,552
j2 Global, Inc.	3,258	163,063
Limelight Networks, Inc.*	4,134	9,012
Liquidity Services, Inc.*	1,777	46,291
LivePerson, Inc.*	3,947	47,640
LogMeIn, Inc.*	1,752	78,647
Marchex, Inc., Class B	1,612	16,942
Marin Software, Inc.*	736	7,780
Marketo, Inc.*	510	16,662
Millennial Media, Inc.*	2,397	16,587
Monster Worldwide, Inc.*	6,924	51,792
Move, Inc.*	2,824	32,645
Net Element International, Inc.*	166	576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NIC, Inc.	4,664	$90,062
OpenTable, Inc.*	1,620	124,627
Perficient, Inc.*	2,396	43,416
QuinStreet, Inc.*	2,161	14,349
RealNetworks, Inc.*	1,664	12,613
Reis, Inc.*	580	10,469
Rocket Fuel, Inc.*	364	15,608
SciQuest, Inc.*	1,630	44,034
Shutterstock, Inc.*	533	38,701
Spark Networks, Inc.*	1,410	7,374
SPS Commerce, Inc.*	1,130	69,439
Stamps.com, Inc.*	962	32,285
support.com, Inc.*	3,882	9,899
TechTarget, Inc.*	823	5,934
Textura Corp.*	412	10,387
Travelzoo, Inc.*	558	12,778
Tremor Video, Inc.*	554	2,282
Trulia, Inc.*	1,994	66,201
United Online, Inc.	901	10,416
Unwired Planet, Inc.*	6,779	14,710
Vistaprint N.V.*	2,352	115,765
Vocus, Inc.*	1,369	18,249
Web.com Group, Inc.*	3,022	102,839
WebMD Health Corp.*	2,051	84,911
Wix.com Ltd.*	614	14,104
XO Group, Inc.*	1,971	19,986
Xoom Corp.*	602	11,751
Yelp, Inc.*	2,320	178,478
YuMe, Inc.*	408	2,982
Zillow, Inc., Class A*	1,659	146,158
Zix Corp.*	4,574	18,936

		3,467,093

IT Services (0.7%)
Acxiom Corp.*	5,276	181,468
Blackhawk Network Holdings, Inc.*	805	19,634
CACI International, Inc., Class A*	1,643	121,253
Cardtronics, Inc.*	3,196	124,165
Cass Information Systems, Inc.	733	37,793
CIBER, Inc.*	5,363	24,562
Computer Task Group, Inc.	1,146	19,470
Convergys Corp.	7,465	163,558
CSG Systems International, Inc.	2,445	63,668
Datalink Corp.*	1,434	19,976
EPAM Systems, Inc.*	1,579	51,949
Euronet Worldwide, Inc.*	3,546	147,478
EVERTEC, Inc.	2,119	52,339
ExlService Holdings, Inc.*	2,348	72,577
Forrester Research, Inc.	902	32,337
Global Cash Access Holdings, Inc.*	4,721	32,386
Hackett Group, Inc.	1,828	10,931
Heartland Payment Systems, Inc.	2,587	107,231
Higher One Holdings, Inc.*	2,321	16,781
iGATE Corp.*	2,511	79,197
Lionbridge Technologies, Inc.*	4,166	27,954
Luxoft Holding, Inc.*	303	10,626
ManTech International Corp., Class A	1,704	50,115
MAXIMUS, Inc.	4,880	218,917
ModusLink Global Solutions, Inc.*	2,634	11,142
MoneyGram International, Inc.*	1,580	27,887
Planet Payment, Inc.*	2,940	8,056
PRGX Global, Inc.*	2,071	14,352
Sapient Corp.*	7,856	134,023
ServiceSource International, Inc.*	4,348	36,697
Sykes Enterprises, Inc.*	2,824	56,113
Syntel, Inc.*	1,096	98,530
TeleTech Holdings, Inc.*	1,411	34,584
Unisys Corp.*	3,644	110,996
Virtusa Corp.*	1,607	53,851
WEX, Inc.*	2,775	263,764

		2,536,360

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	2,826	69,237
Alpha & Omega Semiconductor Ltd.*	1,319	9,708
Ambarella, Inc.*	1,348	36,005
Amkor Technology, Inc.*	4,913	33,703
ANADIGICS, Inc.*	6,096	10,363
Applied Micro Circuits Corp.*	5,259	52,064
ATMI, Inc.*	2,293	77,985
Axcelis Technologies, Inc.*	7,991	17,181
Brooks Automation, Inc.	4,749	51,907
Cabot Microelectronics Corp.*	1,719	75,636
Cavium, Inc.*	3,654	159,789
CEVA, Inc.*	1,609	28,254
Cirrus Logic, Inc.*	4,572	90,846
Cohu, Inc.	96,961	1,041,361
Cypress Semiconductor Corp.*	10,595	108,811
Diodes, Inc.*	2,577	67,311
DSP Group, Inc.*	1,456	12,580
Entegris, Inc.*	10,019	121,330
Entropic Communications, Inc.*	6,609	27,031
Exar Corp.*	2,606	31,142
FormFactor, Inc.*	3,912	24,998
GSI Technology, Inc.*	1,556	10,752
GT Advanced Technologies, Inc.*	9,588	163,475
Hittite Microwave Corp.	2,234	140,831
Inphi Corp.*	1,881	30,265
Integrated Device Technology, Inc.*	9,487	116,026
Integrated Silicon Solution, Inc.*	2,079	32,329
Intermolecular, Inc.*	1,169	3,273
International Rectifier Corp.*	4,921	134,835
Intersil Corp., Class A	9,154	118,270
IXYS Corp.	1,789	20,305
Kopin Corp.*	4,787	18,095
Lattice Semiconductor Corp.*	8,319	65,221
LTX-Credence Corp.*	3,418	30,454
MA-COM Technology Solutions Holdings, Inc.*	749	15,392
MaxLinear, Inc., Class A*	1,739	16,486
Micrel, Inc.	3,290	36,453
Microsemi Corp.*	6,598	165,148
MKS Instruments, Inc.	3,811	113,911
Monolithic Power Systems, Inc.*	2,730	105,842
MoSys, Inc.*	3,450	15,663
Nanometrics, Inc.*	1,692	30,405
NeoPhotonics Corp.*	1,436	11,388
NVE Corp.*	350	19,964
OmniVision Technologies, Inc.*	3,885	68,765
PDF Solutions, Inc.*	1,783	32,397
Peregrine Semiconductor Corp.*	1,927	11,658
Pericom Semiconductor Corp.*	1,741	13,632
Photronics, Inc.*	4,310	36,764
PLX Technology, Inc.*	3,209	19,415
PMC-Sierra, Inc.*	14,681	111,722
Power Integrations, Inc.	2,062	135,638
Rambus, Inc.*	8,037	86,398
RF Micro Devices, Inc.*	20,036	157,884
Rubicon Technology, Inc.*	1,525	17,217
Rudolph Technologies, Inc.*	2,410	27,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	4,846	$122,798
Sigma Designs, Inc.*	2,356	11,215
Silicon Image, Inc.*	5,317	36,687
Spansion, Inc., Class A*	3,397	59,176
SunEdison, Inc.*	19,055	358,996
SunPower Corp.*	2,928	94,457
Supertex, Inc.(b)*	728	24,009
Synaptics, Inc.*	2,320	139,246
Tessera Technologies, Inc.	3,792	89,605
TriQuint Semiconductor, Inc.*	11,636	155,806
Ultra Clean Holdings, Inc.*	1,683	22,132
Ultratech, Inc.*	1,989	58,059
Veeco Instruments, Inc.*	2,784	116,733

		5,569,932

Software (1.2%)
Accelrys, Inc.*	3,993	49,753
ACI Worldwide, Inc.*	2,840	168,100
Actuate Corp.*	3,432	20,661
Advent Software, Inc.	2,353	69,084
American Software, Inc., Class A	1,797	18,275
Aspen Technology, Inc.*	6,695	283,600
AVG Technologies N.V.*	1,679	35,192
Barracuda Networks, Inc.*	307	10,420
Blackbaud, Inc.	3,286	102,852
Bottomline Technologies (DE), Inc.*	2,723	95,713
BroadSoft, Inc.*	2,020	53,995
Callidus Software, Inc.*	2,970	37,184
CommVault Systems, Inc.*	3,320	215,634
Comverse, Inc.*	1,590	54,982
Covisint Corp.*	544	3,988
Cyan, Inc.*	629	2,686
Digimarc Corp.	407	12,780
Ebix, Inc.	2,203	37,605
Ellie Mae, Inc.*	1,974	56,930
EPIQ Systems, Inc.	2,319	31,608
ePlus, Inc.*	228	12,713
Fair Isaac Corp.	2,554	141,287
FleetMatics Group plc*	1,265	42,314
Gigamon, Inc.*	573	17,413
Glu Mobile, Inc.*	4,620	21,899
Guidance Software, Inc.*	1,191	13,172
Guidewire Software, Inc.*	3,480	170,694
Imperva, Inc.*	1,456	81,099
Infoblox, Inc.*	3,820	76,629
Interactive Intelligence Group, Inc.*	1,117	80,983
Jive Software, Inc.*	2,916	23,357
Manhattan Associates, Inc.*	5,562	194,837
Mavenir Systems, Inc.*	414	7,411
Mentor Graphics Corp.	6,782	149,340
MicroStrategy, Inc., Class A*	653	75,350
Mitek Systems, Inc.*	1,769	6,846
Model N, Inc.*	650	6,572
Monotype Imaging Holdings, Inc.	2,753	82,975
NetScout Systems, Inc.*	2,606	97,933
Pegasystems, Inc.	1,250	44,150
Progress Software Corp.*	3,728	81,270
Proofpoint, Inc.*	1,654	61,330
PROS Holdings, Inc.*	1,620	51,046
PTC, Inc.*	8,548	302,856
QAD, Inc., Class A	181	3,698
QAD, Inc., Class B	219	3,725
Qlik Technologies, Inc.*	6,199	164,831
Qualys, Inc.*	1,074	27,312
Rally Software Development Corp.*	484	6,476
RealPage, Inc.*	3,339	60,636
Rosetta Stone, Inc.*	890	9,986
Sapiens International Corp. N.V.*	1,226	9,943
SeaChange International, Inc.*	2,376	24,805
Silver Spring Networks, Inc.*	473	8,221
SS&C Technologies Holdings, Inc.*	4,147	165,963
Synchronoss Technologies, Inc.*	2,097	71,906
Take-Two Interactive Software, Inc.*	5,764	126,405
Tangoe, Inc.*	2,231	41,474
TeleCommunication Systems, Inc., Class A*	3,109	7,151
Telenav, Inc.*	1,402	8,356
TiVo, Inc.*	9,129	120,777
Tyler Technologies, Inc.*	2,253	188,531
Ultimate Software Group, Inc.*	1,978	270,986
Varonis Systems, Inc.*	341	12,194
VASCO Data Security International, Inc.*	2,166	16,332
Verint Systems, Inc.*	3,751	176,034
VirnetX Holding Corp.*	3,038	43,079
Vringo, Inc.*	4,896	16,989

		4,790,328

Technology Hardware, Storage & Peripherals (0.1%)
Cray, Inc.*	2,856	106,586
Electronics for Imaging, Inc.*	3,304	143,096
Fusion-io, Inc.*	5,903	62,099
Hutchinson Technology, Inc.*	1,878	5,315
Imation Corp.*	2,349	13,554
Immersion Corp.*	1,992	21,016
QLogic Corp.*	6,412	81,753
Quantum Corp.*	14,896	18,173
Silicon Graphics International Corp.*	2,475	30,393
Super Micro Computer, Inc.*	2,292	39,812
Violin Memory, Inc.*	1,378	5,512

		527,309

Total Information Technology		26,566,538

Materials (8.1%)
Chemicals (5.1%)
A. Schulman, Inc.	66,819	2,422,857
Advanced Emissions Solutions, Inc.*	1,560	38,282
American Vanguard Corp.	2,054	44,469
Arabian American Development Co.*	1,411	15,309
Axiall Corp.	4,976	223,522
Balchem Corp.	2,105	109,713
Cabot Corp.	60,800	3,590,848
Calgon Carbon Corp.*	3,909	85,334
Chase Corp.	445	14,031
Chemtura Corp.*	6,992	176,828
Ferro Corp.*	5,230	71,442
Flotek Industries, Inc.*	3,394	94,523
FutureFuel Corp.	1,578	32,033
H.B. Fuller Co.	64,882	3,132,503
Hawkins, Inc.	681	25,020
Innophos Holdings, Inc.	1,583	89,756
Innospec, Inc.	1,696	76,710
Intrepid Potash, Inc.*	3,941	60,928
KMG Chemicals, Inc.	553	8,671
Koppers Holdings, Inc.	1,493	61,556
Kraton Performance Polymers, Inc.*	2,344	61,272
Landec Corp.*	1,877	20,947
LSB Industries, Inc.*	1,369	51,228
Marrone Bio Innovations, Inc.*	354	4,945
Minerals Technologies, Inc.	13,382	863,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Olin Corp.	5,733	$158,288
OM Group, Inc.	2,304	76,539
OMNOVA Solutions, Inc.*	3,215	33,372
Penford Corp.*	751	10,784
PolyOne Corp.	7,099	260,249
Quaker Chemical Corp.	949	74,810
RPM International, Inc.	77,050	3,223,772
Sensient Technologies Corp.	55,885	3,152,473
Stepan Co.	16,860	1,088,482
Taminco Corp.*	1,126	23,657
Tredegar Corp.	1,757	40,429
Zep, Inc.	1,674	29,630

		19,549,154

Construction Materials (0.1%)
Headwaters, Inc.*	5,271	69,630
Texas Industries, Inc.*	1,553	139,180
United States Lime & Minerals, Inc.	152	8,557
US Concrete, Inc.*	1,018	23,923

		241,290

Containers & Packaging (0.1%)
AEP Industries, Inc.*	308	11,427
AptarGroup, Inc.	1,600	105,760
Berry Plastics Group, Inc.*	3,993	92,438
Graphic Packaging Holding Co.*	13,951	141,742
Myers Industries, Inc.	2,010	40,039
UFP Technologies, Inc.*	394	9,598

		401,004

Metals & Mining (2.6%)
A.M. Castle & Co.*	1,219	17,907
AK Steel Holding Corp.*	9,815	70,864
Allied Nevada Gold Corp.*	7,563	32,597
AMCOL International Corp.	2,006	91,835
Carpenter Technology Corp.	43,400	2,866,136
Century Aluminum Co.*	3,554	46,948
Coeur Mining, Inc.*	7,315	67,956
Commercial Metals Co.	8,267	156,081
General Moly, Inc.*	4,625	4,579
Globe Specialty Metals, Inc.	4,642	96,646
Gold Resource Corp.	2,518	12,036
Handy & Harman Ltd.*	387	8,518
Haynes International, Inc.	881	47,574
Hecla Mining Co.	24,033	73,781
Horsehead Holding Corp.*	3,632	61,090
Kaiser Aluminum Corp.	1,359	97,060
Materion Corp.	1,464	49,674
Midway Gold Corp.*	7,727	8,113
Molycorp, Inc.*	10,682	50,099
Noranda Aluminum Holding Corp.	2,259	9,285
Olympic Steel, Inc.	664	19,057
Paramount Gold and Silver Corp.*	9,957	12,247
Reliance Steel & Aluminum Co.	46,300	3,271,558
RTI International Metals, Inc.*	2,258	62,727
Schnitzer Steel Industries, Inc., Class A	1,834	52,911
Steel Dynamics, Inc.	127,500	2,268,225
Stillwater Mining Co.*	8,375	124,034
SunCoke Energy, Inc.*	4,948	113,012
U.S. Silica Holdings, Inc.	1,540	58,782
Universal Stainless & Alloy Products, Inc.*	479	16,176
Walter Energy, Inc.	4,463	33,740
Worthington Industries, Inc.	3,763	143,935

		10,045,183

Paper & Forest Products (0.2%)
Boise Cascade Co.*	909	26,034
Clearwater Paper Corp.*	1,518	95,133
Deltic Timber Corp.	799	52,119
KapStone Paper and Packaging Corp.*	5,835	168,281
Louisiana-Pacific Corp.*	9,924	167,418
Neenah Paper, Inc.	1,150	59,478
P.H. Glatfelter Co.	3,093	84,191
Resolute Forest Products, Inc.*	5,020	100,852
Schweitzer-Mauduit International, Inc.	2,227	94,848
Wausau Paper Corp.	3,537	45,026

		893,380

Total Materials		31,130,011

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,316	68,276
Atlantic Tele-Network, Inc.	660	43,507
Cbeyond, Inc.*	1,960	14,210
Cincinnati Bell, Inc.*	14,936	51,678
Cogent Communications Group, Inc.	3,398	120,731
Consolidated Communications Holdings, Inc.	2,881	57,649
FairPoint Communications, Inc.*	1,459	19,842
General Communication, Inc., Class A*	2,241	25,570
Hawaiian Telcom Holdco, Inc.*	762	21,709
HickoryTech Corp.	958	12,253
IDT Corp., Class B	1,157	19,276
inContact, Inc.*	3,918	37,613
Inteliquent, Inc.	2,386	34,669
Iridium Communications, Inc.*	4,630	34,771
Lumos Networks Corp.	1,130	15,108
magicJack VocalTec Ltd.*	1,299	27,578
ORBCOMM, Inc.*	2,768	18,961
Premiere Global Services, Inc.*	3,421	41,257
Straight Path Communications, Inc., Class B*	620	4,563
Towerstream Corp.*	4,754	11,172
Vonage Holdings Corp.*	11,134	47,542

		727,935

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	9,302
Leap Wireless International, Inc.(b)*	3,905	9,841
NII Holdings, Inc.*	12,606	15,001
NTELOS Holdings Corp.	1,116	15,066
RingCentral, Inc., Class A*	637	11,530
Shenandoah Telecommunications Co.	1,725	55,700
USA Mobility, Inc.	1,460	26,528

		142,968

Total Telecommunication Services		870,903

Utilities (1.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	2,850	149,397
Cleco Corp.	4,333	219,163
El Paso Electric Co.	2,895	103,438
Empire District Electric Co.	3,064	74,516
IDACORP, Inc.	3,598	199,581
MGE Energy, Inc.	2,490	97,683
NRG Yield, Inc., Class A	1,615	63,841
Otter Tail Corp.	2,607	80,270
PNM Resources, Inc.	5,725	154,747
Portland General Electric Co.	5,421	175,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
UIL Holdings Corp.	4,034	$148,492
Unitil Corp.	1,016	33,365
UNS Energy Corp.	2,972	178,409

		1,678,217

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	686	43,328
Delta Natural Gas Co., Inc.	468	9,697
Laclede Group, Inc.	2,327	109,718
New Jersey Resources Corp.	2,988	148,802
Northwest Natural Gas Co.	1,912	84,147
Piedmont Natural Gas Co., Inc.	5,394	190,894
South Jersey Industries, Inc.	2,280	127,885
Southwest Gas Corp.	3,314	177,133
WGL Holdings, Inc.	3,696	148,062

		1,039,666

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	8,759	25,401
Dynegy, Inc.*	7,093	176,900
Genie Energy Ltd., Class B*	908	9,053
Ormat Technologies, Inc.	1,295	38,863
Pattern Energy Group, Inc.	1,303	35,350

		285,567

Multi-Utilities (0.1%)
Avista Corp.	4,271	130,906
Black Hills Corp.	3,184	183,558
NorthWestern Corp.	2,702	128,156

		442,620

Water Utilities (0.1%)
American States Water Co.	2,737	88,378
Artesian Resources Corp., Class A	572	12,847
California Water Service Group	3,448	82,545
Connecticut Water Service, Inc.	795	27,165
Consolidated Water Co., Ltd.	1,106	14,577
Middlesex Water Co.	1,155	25,202
Pure Cycle Corp.*	1,366	8,265
SJW Corp.	1,095	32,368
York Water Co.	950	19,380

		310,727

Total Utilities		3,756,797

Total Common Stocks (80.7%) (Cost $180,037,641)		311,244,658

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*† (Cost $—)	85	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	1,382	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (80.7%) (Cost $180,037,641)		311,244,658
Other Assets Less Liabilities (19.3%)		74,644,837

Net Assets (100%)		$385,889,495

*	Non-income producing.

(b)	Illiquid Security.

†	Securities (totaling $17,102 or 0.0% of net assets) at fair value by management.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	586	June-14	$69,425,351	$68,591,300	$(834,051)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$57,011,755	$—	$—		$57,011,755
Consumer Staples	5,469,680	1,562,354	—		7,032,034
Energy	27,378,464	—	4,005		27,382,469
Financials	52,712,865	—	—		52,712,865
Health Care	23,766,974	—	13,097		23,780,071
Industrials	81,001,215	—	—		81,001,215
Information Technology	26,566,538	—	—	†	26,566,538
Materials	31,130,011	—	—		31,130,011
Telecommunication Services	861,062	9,841	—		870,903
Utilities	3,756,797	—	—		3,756,797
Rights
Consumer Discretionary	—	—	—	†	—
Warrants
Energy	—	—	—	†	—

Total Assets	$309,655,361	$1,572,195	$17,102		$311,244,658

Liabilities:
Futures	$(834,051)	$—	$—		$(834,051)

Total Liabilities	$(834,051)	$—	$—		$(834,051)

Total	$308,821,310	$1,572,195	$17,102		$310,410,607

†	Value is zero.

(a)	A security with a market value of $13,097 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,271,105
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,355,393

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,853,830
Aggregate gross unrealized depreciation	(7,777,224)

Net unrealized appreciation	$131,076,606

Federal income tax cost of investments	$180,168,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (1.7%)
Lear Corp.	257,906	$21,591,890
TRW Automotive Holdings Corp.*	99,885	8,152,614

		29,744,504

Automobiles (1.7%)
General Motors Co.	852,197	29,332,621

Household Durables (1.2%)
Newell Rubbermaid, Inc.	639,639	19,125,206
Tupperware Brands Corp.	29,800	2,496,048

		21,621,254

Media (4.1%)
CBS Outdoor Americas, Inc.*	66,200	1,936,350
Comcast Corp., Class A	29,137	1,420,720
Interpublic Group of Cos., Inc.	337,000	5,776,180
Time Warner, Inc.	360,026	23,520,499
Viacom, Inc., Class B	465,051	39,524,684

		72,178,433

Multiline Retail (0.7%)
Kohl’s Corp.	181,243	10,294,602
Macy’s, Inc.	50,300	2,982,287

		13,276,889

Specialty Retail (0.5%)
GNC Holdings, Inc., Class A	210,200	9,253,004

Total Consumer Discretionary		175,406,705

Consumer Staples (4.6%)
Food & Staples Retailing (2.8%)
CVS Caremark Corp.	131,142	9,817,290
Kroger Co.	927,285	40,475,990

		50,293,280

Food Products (0.5%)
ConAgra Foods, Inc.	263,700	8,182,611

Household Products (1.3%)
Energizer Holdings, Inc.	236,725	23,847,677

Total Consumer Staples		82,323,568

Energy (14.9%)
Energy Equipment & Services (0.2%)
Halliburton Co.	68,358	4,025,603

Oil, Gas & Consumable Fuels (14.7%)
Apache Corp.	458,770	38,054,971
Cobalt International Energy, Inc.*	498,200	9,127,024
Exxon Mobil Corp.	230,122	22,478,317
Gulfport Energy Corp.*	292,546	20,823,424
Marathon Oil Corp.	1,758,535	62,463,163
Marathon Petroleum Corp.	324,722	28,263,803
Suncor Energy, Inc.	720,977	25,205,356
Total S.A. (ADR)	391,351	25,672,626
Valero Energy Corp.	540,512	28,701,187

		260,789,871

Total Energy		264,815,474

Financials (28.6%)
Banks (7.1%)
Citigroup, Inc.	1,363,844	64,918,974
Regions Financial Corp.	1,431,456	15,903,476
Wells Fargo & Co.	903,282	44,929,247

		125,751,697

Capital Markets (1.1%)
Morgan Stanley	454,734	14,174,059
State Street Corp.	69,162	4,810,217

		18,984,276

Consumer Finance (4.6%)
Capital One Financial Corp.	543,806	41,960,071
Discover Financial Services	675,136	39,286,164

		81,246,235

Diversified Financial Services (5.8%)
JPMorgan Chase & Co.	1,293,256	78,513,572
NASDAQ OMX Group, Inc.	656,891	24,265,553

		102,779,125

Insurance (9.2%)
ACE Ltd.	109,011	10,798,629
Aflac, Inc.	203,326	12,817,671
Genworth Financial, Inc., Class A*	1,616,942	28,668,382
Hartford Financial Services Group, Inc.	610,936	21,547,713
Lincoln National Corp.	462,461	23,432,899
MetLife, Inc.	181,691	9,593,285
Prudential Financial, Inc.	270,750	22,918,987
Travelers Cos., Inc.	230,219	19,591,637
XL Group plc	466,595	14,581,094

		163,950,297

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	142,100	3,897,803
Jones Lang LaSalle, Inc.	83,646	9,912,051

		13,809,854

Total Financials		506,521,484

Health Care (18.3%)
Health Care Equipment & Supplies (6.6%)
Baxter International, Inc.	125,600	9,241,648
Hologic, Inc.*	326,800	7,026,200
Medtronic, Inc.	965,390	59,410,100
St. Jude Medical, Inc.	210,815	13,785,193
Zimmer Holdings, Inc.	294,636	27,866,673

		117,329,814

Health Care Providers & Services (1.1%)
Express Scripts Holding Co.*	4,600	345,414
Quest Diagnostics, Inc.	319,436	18,501,733

		18,847,147

Pharmaceuticals (10.6%)
AstraZeneca plc (ADR)	521,579	33,840,045
Eli Lilly and Co.	675,215	39,743,155
Hospira, Inc.*	406,915	17,599,074
Johnson & Johnson	112,511	11,051,956
Pfizer, Inc.	1,980,756	63,621,883
Teva Pharmaceutical Industries Ltd. (ADR)	419,172	22,149,048

		188,005,161

Total Health Care		324,182,122

Industrials (3.6%)
Aerospace & Defense (2.6%)
Honeywell International, Inc.	86,578	8,030,976
Northrop Grumman Corp.	133,269	16,442,729
Raytheon Co.	226,805	22,406,066

		46,879,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.5%)
Delta Air Lines, Inc.	259,477	$8,990,878

Industrial Conglomerates (0.1%)
General Electric Co.	69,200	1,791,588

Machinery (0.4%)
Stanley Black & Decker, Inc.	79,600	6,466,704

Total Industrials		64,128,941

Information Technology (12.0%)
Communications Equipment (3.8%)
Cisco Systems, Inc.	2,223,853	49,836,546
Telefonaktiebolaget LM Ericsson (ADR)	1,317,200	17,558,276

		67,394,822

Electronic Equipment, Instruments & Components (0.7%)
Avnet, Inc.	100,200	4,662,306
Corning, Inc.	393,086	8,184,051

		12,846,357

IT Services (1.9%)
Total System Services, Inc.	99,100	3,013,631
Western Union Co.	929,299	15,203,331
Xerox Corp.	1,368,336	15,462,197

		33,679,159

Semiconductors & Semiconductor Equipment (1.2%)
KLA-Tencor Corp.	98,400	6,803,376
Teradyne, Inc.*	682,306	13,571,066

		20,374,442

Software (4.3%)
Microsoft Corp.	1,189,427	48,754,613
Oracle Corp.	397,984	16,281,525
Symantec Corp.	562,459	11,232,306

		76,268,444

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.	3,100	1,663,894

Total Information Technology		212,227,118

Materials (3.3%)
Chemicals (2.8%)
Akzo Nobel N.V. (ADR)	620,700	16,926,489
Ashland, Inc.	116,900	11,629,212
Cabot Corp.	38,400	2,267,904
Celanese Corp.	68,500	3,802,435
Huntsman Corp.	29,900	730,158
LyondellBasell Industries N.V., Class A	155,584	13,837,641

		49,193,839

Containers & Packaging (0.1%)
Crown Holdings, Inc.*	60,100	2,688,874

Metals & Mining (0.4%)
Reliance Steel & Aluminum Co.	103,700	7,327,442
Steel Dynamics, Inc.	9,800	174,342

		7,501,784

Total Materials		59,384,497

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Verizon Communications, Inc.	22,400	1,065,568

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	222,600	5,834,346
U.S. Cellular Corp.	72,900	2,989,629

		8,823,975

Total Telecommunication Services		9,889,543

Utilities (3.1%)
Electric Utilities (0.6%)
Edison International	194,041	10,984,661

Gas Utilities (0.7%)
UGI Corp.	273,369	12,468,360

Independent Power and Renewable Electricity Producers (1.7%)
AES Corp.	2,160,080	30,845,943

Multi-Utilities (0.1%)
PG&E Corp.	37,600	1,624,320

Total Utilities		55,923,284

Total Common Stocks (98.9%) (Cost $1,288,587,475)		1,754,802,736

CONVERTIBLE PREFERRED STOCK:
Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc. 6.250%	12,000	1,295,280

Total Convertible Preferred Stock (0.1%) (Cost $1,200,000)		1,295,280

Total Investments (99.0%) (Cost $1,289,787,475)		1,756,098,016
Other Assets Less Liabilities (1.0%)		16,947,703

Net Assets (100%)		$1,773,045,719

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$175,406,705	$—	$—	$175,406,705
Consumer Staples	82,323,568	—	—	82,323,568
Energy	264,815,474	—	—	264,815,474
Financials	506,521,484	—	—	506,521,484
Health Care	324,182,122	—	—	324,182,122
Industrials	64,128,941	—	—	64,128,941
Information Technology	212,227,118	—	—	212,227,118
Materials	59,384,497	—	—	59,384,497
Telecommunication Services	9,889,543	—	—	9,889,543
Utilities	55,923,284	—	—	55,923,284
Convertible Preferred Stocks
Industrials	1,295,280	—	—	1,295,280

Total Assets	$1,756,098,016	$—	$—	$1,756,098,016

Total Liabilities	$—	$—	$—	$—

Total	$1,756,098,016	$—	$—	$1,756,098,016

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$219,101,996
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$221,165,742

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,073,157
Aggregate gross unrealized depreciation	(5,853,744)

Net unrealized appreciation	$433,219,413

Federal income tax cost of investments	$1,322,878,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Automobiles (1.3%)
Ford Motor Co.	716,288	$11,174,093

Hotels, Restaurants & Leisure (4.3%)
Brinker International, Inc.	222,932	11,692,784
Cedar Fair LP	103,598	5,276,246
Vail Resorts, Inc.	58,800	4,098,360
Wendy’s Co.	670,292	6,113,063
Wyndham Worldwide Corp.	112,500	8,238,375

		35,418,828

Leisure Products (1.2%)
Polaris Industries, Inc.	70,347	9,828,179

Media (1.5%)
Gannett Co., Inc.	449,900	12,417,240

Specialty Retail (1.8%)
Lowe’s Cos., Inc.	165,000	8,068,500
Williams-Sonoma, Inc.	100,000	6,664,000

		14,732,500

Total Consumer Discretionary		83,570,840

Consumer Staples (5.0%)
Food & Staples Retailing (2.1%)
Walgreen Co.	141,600	9,349,848
Wal-Mart Stores, Inc.	103,374	7,900,875

		17,250,723

Household Products (1.7%)
Colgate-Palmolive Co.	97,800	6,344,286
Procter & Gamble Co.	94,798	7,640,719

		13,985,005

Personal Products (0.5%)
Herbalife Ltd.	74,700	4,278,069

Tobacco (0.7%)
Altria Group, Inc.	166,000	6,213,380

Total Consumer Staples		41,727,177

Energy (10.6%)
Energy Equipment & Services (1.0%)
Seadrill Ltd.	237,191	8,339,636

Oil, Gas & Consumable Fuels (9.6%)
Chevron Corp.	82,950	9,863,585
ConocoPhillips Co.	336,855	23,697,749
Enerplus Corp.	340,913	6,828,487
Exxon Mobil Corp.	276,271	26,986,151
Marathon Oil Corp.	334,000	11,863,680

		79,239,652

Total Energy		87,579,288

Financials (27.8%)
Banks (6.0%)
Fifth Third BanCorp	295,273	6,776,515
First Niagara Financial Group, Inc.	469,100	4,432,995
KeyCorp	1,068,238	15,211,709
PNC Financial Services Group, Inc.	150,161	13,064,007
SunTrust Banks, Inc.	268,003	10,663,840

		50,149,066

Capital Markets (7.2%)
Ameriprise Financial, Inc.	136,000	14,969,520
Goldman Sachs Group, Inc.	126,240	20,684,424
Morgan Stanley	459,820	14,332,589
Waddell & Reed Financial, Inc., Class A	131,000	9,644,220

		59,630,753

Diversified Financial Services (6.6%)
Bank of America Corp.	1,092,300	18,787,560
JPMorgan Chase & Co.	585,548	35,548,619

		54,336,179

Insurance (4.8%)
Aegon N.V. (N.Y. Shares)	924,698	8,507,221
Endurance Specialty Holdings Ltd.	187,972	10,118,533
Hartford Financial Services Group, Inc.	209,262	7,380,671
Prudential Financial, Inc.	162,000	13,713,300

		39,719,725

Real Estate Investment Trusts (REITs) (3.2%)
DuPont Fabros Technology, Inc. (REIT)	163,000	3,923,410
Host Hotels & Resorts, Inc. (REIT)	624,700	12,643,928
RLJ Lodging Trust (REIT)	228,100	6,099,394
Sun Communities, Inc. (REIT)	90,996	4,103,010

		26,769,742

Total Financials		230,605,465

Health Care (12.4%)
Biotechnology (2.1%)
Amgen, Inc.	138,787	17,117,989

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	217,165	8,363,024

Health Care Providers & Services (4.2%)
Cardinal Health, Inc.	180,000	12,596,400
UnitedHealth Group, Inc.	150,000	12,298,500
WellPoint, Inc.	95,553	9,512,301

		34,407,201

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	224,400	11,657,580
Eli Lilly and Co.	304,408	17,917,455
Johnson & Johnson	97,617	9,588,918
Pfizer, Inc.	102,930	3,306,111

		42,470,064

Total Health Care		102,358,278

Industrials (8.3%)
Aerospace & Defense (2.9%)
Exelis, Inc.	357,000	6,786,570
Northrop Grumman Corp.	141,100	17,408,918

		24,195,488

Commercial Services & Supplies (0.5%)
Pitney Bowes, Inc.	161,100	4,186,989

Industrial Conglomerates (1.8%)
General Electric Co.	289,393	7,492,385
Koninklijke Philips N.V. (N.Y. Shares)	205,844	7,237,475

		14,729,860

Machinery (0.7%)
Harsco Corp.	265,297	6,215,909

Road & Rail (1.4%)
Ryder System, Inc.	141,200	11,284,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.0%)
TAL International Group, Inc.*	189,610	$8,128,580

Total Industrials		68,741,530

Information Technology (11.7%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	304,900	6,832,809
Harris Corp.	141,500	10,352,140

		17,184,949

Internet Software & Services (1.0%)
IAC/InterActiveCorp	110,000	7,852,900

IT Services (3.8%)
Accenture plc, Class A	122,752	9,785,789
Booz Allen Hamilton Holding Corp.	478,800	10,533,600
Broadridge Financial Solutions, Inc.	162,900	6,050,106
Xerox Corp.	474,800	5,365,240

		31,734,735

Semiconductors & Semiconductor Equipment (1.3%)
Texas Instruments, Inc.	235,918	11,123,534

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	18,099	9,714,457
Hewlett-Packard Co.	353,000	11,423,080
Lexmark International, Inc., Class A	165,600	7,665,624

		28,803,161

Total Information Technology		96,699,279

Materials (5.9%)
Chemicals (4.9%)
Dow Chemical Co.	294,400	14,304,896
Eastman Chemical Co.	112,427	9,692,332
Huntsman Corp.	244,000	5,958,480
LyondellBasell Industries N.V., Class A	121,897	10,841,519

		40,797,227

Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	236,900	7,834,283

Total Materials		48,631,510

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	315,000	11,047,050

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	318,000	8,334,780

Total Telecommunication Services		19,381,830

Utilities (3.8%)
Electric Utilities (1.2%)
Edison International	174,000	9,850,140

Gas Utilities (0.6%)
UGI Corp.	107,200	4,889,392

Multi-Utilities (2.0%)
CMS Energy Corp.	580,000	16,982,400

Total Utilities		31,721,932

Total Investments (97.9%) (Cost $588,387,122)		811,017,129
Other Assets Less Liabilities (2.1%)		17,690,434

Net Assets (100%)		$828,707,563

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$83,570,840	$—	$—	$83,570,840
Consumer Staples	41,727,177	—	—	41,727,177
Energy	87,579,288	—	—	87,579,288
Financials	230,605,465	—	—	230,605,465
Health Care	102,358,278	—	—	102,358,278
Industrials	68,741,530	—	—	68,741,530
Information Technology	96,699,279	—	—	96,699,279
Materials	48,631,510	—	—	48,631,510
Telecommunication Services	19,381,830	—	—	19,381,830
Utilities	31,721,932	—	—	31,721,932

Total Assets	$811,017,129	$—	$—	$811,017,129

Total Liabilities	$—	$—	$—	$—

Total	$811,017,129	$—	$—	$811,017,129

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases
Long-term investments other than U.S. government debt securities	$124,188,279
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$169,550,932

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,717,395
Aggregate gross unrealized depreciation	(5,070,593)

Net unrealized appreciation	$216,646,802

Federal income tax cost of investments	$594,370,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.8%)
Autoliv, Inc.	922	$92,523
BorgWarner, Inc.	2,207	135,664
Delphi Automotive plc	2,674	181,458
Gentex Corp.	1,391	43,858
Johnson Controls, Inc.	6,601	312,359
Tenneco, Inc.*	586	34,029
TRW Automotive Holdings Corp.*	1,129	92,149
Visteon Corp.*	480	42,451

		934,491

Automobiles (0.8%)
Ford Motor Co.	38,117	594,625
Harley-Davidson, Inc.	2,147	143,012
Tesla Motors, Inc.*	782	163,008

		900,645

Distributors (0.1%)
Genuine Parts Co.	1,491	129,493
Pool Corp.	448	27,472

		156,965

Diversified Consumer Services (0.1%)
DeVry Education Group, Inc.	544	23,060
Graham Holdings Co., Class B	40	28,150
Sotheby’s, Inc.	658	28,656
Weight Watchers International, Inc.	259	5,320

		85,186

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	637	33,411
Cheesecake Factory, Inc.	475	22,624
Chipotle Mexican Grill, Inc.*	300	170,415
Darden Restaurants, Inc.	1,254	63,653
Dunkin’ Brands Group, Inc.	1,024	51,384
McDonald’s Corp.	9,812	961,870
Panera Bread Co., Class A*	269	47,471
Starbucks Corp.	7,294	535,234
Vail Resorts, Inc.	346	24,116
Wendy’s Co.	2,726	24,861

		1,935,039

Household Durables (0.4%)
D.R. Horton, Inc.	2,757	59,689
Garmin Ltd.	1,186	65,538
Harman International Industries, Inc.	655	69,692
Mohawk Industries, Inc.*	588	79,956
PulteGroup, Inc.	3,383	64,920
Ryland Group, Inc.	445	17,769
Tempur Sealy International, Inc.*	580	29,388
Tupperware Brands Corp.	497	41,629
Whirlpool Corp.	765	114,337

		542,918

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	3,588	1,207,434
Expedia, Inc.	949	68,802
Liberty Interactive Corp.*	4,550	131,359
Liberty Ventures*	340	44,312
Netflix, Inc.*	567	199,601
priceline.com, Inc.*	495	589,986
TripAdvisor, Inc.*	1,080	97,837

		2,339,331

Leisure Products (0.2%)
Hasbro, Inc.	1,111	61,794
Mattel, Inc.	3,322	133,245
Polaris Industries, Inc.	617	86,201

		281,240

Media (4.0%)
AMC Networks, Inc., Class A*	572	41,808
CBS Corp. (Non-Voting), Class B	5,424	335,203
Charter Communications, Inc., Class A*	650	80,080
DIRECTV*	4,687	358,181
Discovery Communications, Inc., Class A*	2,190	181,113
DISH Network Corp., Class A*	2,035	126,597
DreamWorks Animation SKG, Inc., Class A*	686	18,213
Gannett Co., Inc.	2,207	60,913
John Wiley & Sons, Inc., Class A	445	25,650
Lamar Advertising Co., Class A*	626	31,920
Liberty Global plc*	5,188	211,204
Liberty Global plc, Class A*	3,588	149,261
Liberty Media Corp.*	962	125,762
Madison Square Garden Co., Class A*	587	33,330
Meredith Corp.	356	16,529
Morningstar, Inc.	204	16,120
Omnicom Group, Inc.	2,475	179,685
Regal Entertainment Group, Class A	760	14,197
Scripps Networks Interactive, Inc., Class A	1,053	79,933
Sirius XM Holdings, Inc.*	28,589	91,485
Starz, Class A*	941	30,375
Time Warner Cable, Inc.	2,701	370,523
Time Warner, Inc.	8,500	555,305
Viacom, Inc., Class B	3,928	333,841
Walt Disney Co.	15,775	1,263,104

		4,730,332

Multiline Retail (0.8%)
Big Lots, Inc.*	561	21,245
Dillard’s, Inc., Class A	226	20,882
Dollar General Corp.*	2,870	159,228
Dollar Tree, Inc.*	2,013	105,038
Family Dollar Stores, Inc.	927	53,775
Kohl’s Corp.	1,965	111,612
Nordstrom, Inc.	1,388	86,681
Target Corp.	6,084	368,143

		926,604

Specialty Retail (3.2%)
Aaron’s, Inc.	731	22,105
Advance Auto Parts, Inc.	700	88,550
American Eagle Outfitters, Inc.	1,627	19,914
Ascena Retail Group, Inc.*	1,226	21,185
Bed Bath & Beyond, Inc.*	2,100	144,480
Best Buy Co., Inc.	2,608	68,877
Buckle, Inc.	269	12,320
CarMax, Inc.*	2,155	100,854
Chico’s FAS, Inc.	1,550	24,846
CST Brands, Inc.	582	18,182
DSW, Inc., Class A	700	25,102
GameStop Corp., Class A	1,133	46,566
Gap, Inc.	2,532	101,432
GNC Holdings, Inc., Class A	946	41,643
Home Depot, Inc.	13,566	1,073,478
L Brands, Inc.	2,345	133,126
Lowe’s Cos., Inc.	10,122	494,966
Lumber Liquidators Holdings, Inc.*	271	25,420
O’Reilly Automotive, Inc.*	1,022	151,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Outerwall, Inc.*	270	$19,575
PetSmart, Inc.	1,000	68,890
Pier 1 Imports, Inc.	1,029	19,428
Ross Stores, Inc.	2,087	149,325
Sally Beauty Holdings, Inc.*	1,440	39,456
Signet Jewelers Ltd.	778	82,359
Staples, Inc.	6,414	72,735
Tiffany & Co.	1,058	91,147
TJX Cos., Inc.	6,839	414,785
Tractor Supply Co.	1,343	94,856
Ulta Salon Cosmetics & Fragrance, Inc.*	613	59,755
Williams-Sonoma, Inc.	855	56,977

		3,783,989

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	332	26,470
Fossil Group, Inc.*	483	56,323
Hanesbrands, Inc.	953	72,885
Kate Spade & Co.*	1,180	43,766
Michael Kors Holdings Ltd.*	1,730	161,357
NIKE, Inc., Class B	7,228	533,860
PVH Corp.	785	97,945
Under Armour, Inc., Class A*	779	89,305
Wolverine World Wide, Inc.	965	27,551

		1,109,462

Total Consumer Discretionary		17,726,202

Consumer Staples (8.7%)
Beverages (2.3%)
Coca-Cola Co.	36,950	1,428,487
Dr. Pepper Snapple Group, Inc.	1,967	107,123
PepsiCo, Inc.	14,824	1,237,804

		2,773,414

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	369	24,941
Costco Wholesale Corp.	4,175	466,264
CVS Caremark Corp.	11,558	865,232
Fresh Market, Inc.*	385	12,936
Safeway, Inc.	2,188	80,825
Sysco Corp.	5,607	202,581
United Natural Foods, Inc.*	474	33,616
Walgreen Co.	8,381	553,397
Whole Foods Market, Inc.	3,589	181,998

		2,421,790

Food Products (1.3%)
Campbell Soup Co.	1,720	77,194
Darling International, Inc.*	1,139	22,803
Flowers Foods, Inc.	1,680	36,036
General Mills, Inc.	6,101	316,154
Hain Celestial Group, Inc.*	458	41,893
Hershey Co.	1,440	150,336
Ingredion, Inc.	747	50,856
J.M. Smucker Co.	1,012	98,407
Kellogg Co.	2,477	155,333
Keurig Green Mountain, Inc.	1,263	133,360
Kraft Foods Group, Inc.	5,743	322,182
Lancaster Colony Corp.	186	18,492
McCormick & Co., Inc. (Non-Voting)	1,271	91,181
TreeHouse Foods, Inc.*	350	25,196
WhiteWave Foods Co., Class A*	1,667	47,576

		1,586,999

Household Products (2.8%)
Church & Dwight Co., Inc.	1,334	92,139
Clorox Co.	1,255	110,453
Colgate-Palmolive Co.	8,354	541,924
Kimberly-Clark Corp.	3,665	404,066
Procter & Gamble Co.	26,598	2,143,799

		3,292,381

Personal Products (0.2%)
Avon Products, Inc.	4,185	61,268
Estee Lauder Cos., Inc., Class A	2,463	164,726

		225,994

Total Consumer Staples		10,300,578

Energy (2.3%)
Energy Equipment & Services (0.5%)
Bristow Group, Inc.	350	26,432
Cameron International Corp.*	2,288	141,330
CARBO Ceramics, Inc.	190	26,218
Dresser-Rand Group, Inc.*	734	42,873
Dril-Quip, Inc.*	390	43,719
FMC Technologies, Inc.*	2,283	119,378
Helix Energy Solutions Group, Inc.* .	946	21,739
Noble Corp. plc	2,442	79,951
SEACOR Holdings, Inc.*	180	15,556
Tidewater, Inc.	475	23,094
Unit Corp.*	419	27,394

		567,684

Oil, Gas & Consumable Fuels (1.8%)
Cheniere Energy, Inc.*	2,095	115,958
Cimarex Energy Co.	831	98,980
Denbury Resources, Inc.	3,585	58,794
Energen Corp.	694	56,082
EOG Resources, Inc.	2,622	514,358
EQT Corp.	1,444	140,025
ONEOK, Inc.	1,988	117,789
Pioneer Natural Resources Co.	1,333	249,458
QEP Resources, Inc.	1,728	50,872
Range Resources Corp.	1,574	130,595
SemGroup Corp., Class A	408	26,797
SM Energy Co.	644	45,911
Southwestern Energy Co.*	3,391	156,020
Spectra Energy Corp.	6,457	238,522
Teekay Corp.	365	20,528
Whiting Petroleum Corp.*	1,147	79,590
World Fuel Services Corp.	700	30,870

		2,131,149

Total Energy		2,698,833

Financials (18.7%)
Banks (6.1%)
Associated Banc-Corp.	1,599	28,878
Bank of Hawaii Corp.	428	25,941
BB&T Corp.	6,781	272,393
BOK Financial Corp.	219	15,122
CapitalSource, Inc.	1,894	27,634
CIT Group, Inc.	1,942	95,197
Citigroup, Inc.	29,510	1,404,676
City National Corp./California	454	35,739
Comerica, Inc.	1,780	92,204
Commerce Bancshares, Inc./Missouri	778	36,115
Cullen/Frost Bankers, Inc.	504	39,075
East West Bancorp, Inc.	1,326	48,399
F.N.B. Corp./Pennsylvania	1,400	18,760
Fifth Third BanCorp	8,379	192,298
First Horizon National Corp.	2,316	28,579
First Niagara Financial Group, Inc.	3,413	32,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
First Republic Bank/California	1,192	$64,356
FirstMerit Corp.	1,592	33,161
Fulton Financial Corp.	1,867	23,487
Hancock Holding Co.	790	28,954
Huntington Bancshares, Inc./Ohio	7,991	79,670
IBERIABANK Corp.	285	19,993
KeyCorp	8,555	121,823
M&T Bank Corp.	1,253	151,989
PNC Financial Services Group, Inc. .	5,220	454,140
Popular, Inc.*	992	30,742
Prosperity Bancshares, Inc.	539	35,655
Regions Financial Corp.	13,098	145,519
Signature Bank/New York*	454	57,018
SunTrust Banks, Inc.	4,969	197,717
Susquehanna Bancshares, Inc.	1,805	20,559
SVB Financial Group*	437	56,277
Synovus Financial Corp.	9,400	31,866
TCF Financial Corp.	1,584	26,389
U.S. Bancorp/Minnesota	17,484	749,364
UMB Financial Corp.	356	23,033
Umpqua Holdings Corp.	1,077	20,075
Valley National BanCorp	1,925	20,039
Webster Financial Corp.	869	26,991
Wells Fargo & Co.	46,805	2,328,081
Zions BanCorp	1,777	55,051

		7,195,212

Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	508	101,625
Bank of New York Mellon Corp.	11,081	391,049
BlackRock, Inc.	1,213	381,464
Charles Schwab Corp.	11,140	304,456
E*TRADE Financial Corp.*	2,772	63,811
Eaton Vance Corp.	1,168	44,571
Federated Investors, Inc., Class B	905	27,639
Franklin Resources, Inc.	3,853	208,756
Goldman Sachs Group, Inc.	4,017	658,185
Invesco Ltd.	4,267	157,879
Janus Capital Group, Inc.	1,407	15,294
Legg Mason, Inc.	1,045	51,247
Morgan Stanley	13,480	420,172
Northern Trust Corp.	2,176	142,659
SEI Investments Co.	1,393	46,819
State Street Corp.	4,193	291,623
Stifel Financial Corp.*	569	28,313
T. Rowe Price Group, Inc.	2,507	206,451
TD Ameritrade Holding Corp.	2,280	77,406
Waddell & Reed Financial, Inc., Class A	823	60,589

		3,680,008

Consumer Finance (1.4%)
American Express Co.	8,892	800,547
Capital One Financial Corp.	5,639	435,105
Discover Financial Services	4,663	271,340
Portfolio Recovery Associates, Inc.* .	488	28,236
SLM Corp.	4,199	102,791

		1,638,019

Diversified Financial Services (4.2%)
Bank of America Corp.	102,958	1,770,878
CBOE Holdings, Inc.	844	47,770
CME Group, Inc./Illinois	3,028	224,102
IntercontinentalExchange Group, Inc.	1,101	217,811
JPMorgan Chase & Co.	37,016	2,247,241
McGraw Hill Financial, Inc.	2,583	197,083
Moody’s Corp.	1,811	143,649
MSCI, Inc.*	1,165	50,118
NASDAQ OMX Group, Inc.	1,110	41,003

		4,939,655

Insurance (3.3%)
ACE Ltd.	3,278	324,719
Aflac, Inc.	4,474	282,041
Alleghany Corp.*	161	65,588
Allied World Assurance Co. Holdings AG	333	34,362
American Financial Group, Inc./Ohio	684	39,474
Aon plc	2,856	240,704
Arch Capital Group Ltd.*	1,131	65,078
Arthur J. Gallagher & Co.	1,229	58,476
Aspen Insurance Holdings Ltd.	650	25,805
Assured Guaranty Ltd.	1,682	42,588
Axis Capital Holdings Ltd.	1,023	46,905
Brown & Brown, Inc.	1,145	35,220
Chubb Corp.	2,429	216,910
Cincinnati Financial Corp.	1,418	69,000
CNO Financial Group, Inc.	2,144	38,806
Endurance Specialty Holdings Ltd.	425	22,878
Erie Indemnity Co., Class A	237	16,533
Everest Reinsurance Group Ltd.	467	71,474
Fidelity National Financial, Inc., Class A	2,629	82,656
First American Financial Corp.	1,033	27,426
Genworth Financial, Inc., Class A*	4,752	84,253
Hanover Insurance Group, Inc.	420	25,805
Hartford Financial Services Group, Inc.	4,301	151,696
HCC Insurance Holdings, Inc.	964	43,852
Kemper Corp.	503	19,703
Lincoln National Corp.	2,549	129,158
Markel Corp.*	133	79,281
MBIA, Inc.*	1,378	19,278
Mercury General Corp.	349	15,733
PartnerReinsurance Ltd.	458	47,403
Platinum Underwriters Holdings Ltd.	281	16,888
Principal Financial Group, Inc.	2,636	121,230
ProAssurance Corp.	595	26,495
Progressive Corp.	5,322	128,899
Protective Life Corp.	755	39,705
Prudential Financial, Inc.	4,436	375,507
RenaissanceReinsurance Holdings Ltd.	428	41,773
StanCorp Financial Group, Inc.	425	28,390
Torchmark Corp.	881	69,335
Travelers Cos., Inc.	3,523	299,807
Unum Group	2,540	89,687
Validus Holdings Ltd.	1,005	37,899
W. R. Berkley Corp.	1,055	43,909
White Mountains Insurance Group Ltd.	52	31,195
Willis Group Holdings plc	1,686	74,403
XL Group plc	2,756	86,125

		3,934,052

Real Estate Investment Trusts (REITs) (0.2%)
Crown Castle International Corp. (REIT)	3,197	235,875

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	414	17,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CBRE Group, Inc., Class A*	2,678	$73,458
Forest City Enterprises, Inc., Class A*	1,528	29,185
Howard Hughes Corp.*	300	42,813
Jones Lang LaSalle, Inc.	427	50,599
Realogy Holdings Corp.*	1,410	61,264
St. Joe Co.*	899	17,306

		292,245

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,324	16,616
Hudson City Bancorp, Inc.	4,585	45,071
MGIC Investment Corp.*	3,251	27,699
New York Community Bancorp, Inc.	4,243	68,185
Ocwen Financial Corp.*	1,127	44,156
People’s United Financial, Inc.	3,100	46,097
Radian Group, Inc.	1,670	25,100
Washington Federal, Inc.	998	23,253

		296,177

Total Financials		22,211,243

Health Care (16.7%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	1,908	290,264
Alkermes plc*	1,322	58,287
Amgen, Inc.	7,278	897,669
ARIAD Pharmaceuticals, Inc.*	1,806	14,556
Biogen Idec, Inc.*	2,310	706,560
Cepheid, Inc.*	650	33,527
Cubist Pharmaceuticals, Inc.*	635	46,450
Gilead Sciences, Inc.*	15,008	1,063,467
Incyte Corp.*	1,327	71,021
Isis Pharmaceuticals, Inc.*	1,126	48,655
Medivation, Inc.*	725	46,668
Myriad Genetics, Inc.*	774	26,463
Pharmacyclics, Inc.*	611	61,234
Regeneron Pharmaceuticals, Inc.*	754	226,411
Seattle Genetics, Inc.*	1,069	48,704
Theravance, Inc.*	680	21,039
United Therapeutics Corp.*	440	41,373
Vertex Pharmaceuticals, Inc.*	2,242	158,554

		3,860,902

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	741	25,453
Align Technology, Inc.*	676	35,010
Baxter International, Inc.	5,229	384,750
Becton, Dickinson and Co.	1,871	219,057
Cooper Cos., Inc.	470	64,559
Covidien plc	4,434	326,608
DENTSPLY International, Inc.	1,372	63,167
Edwards Lifesciences Corp.*	1,082	80,252
Haemonetics Corp.*	500	16,295
Hologic, Inc.*	2,606	56,029
IDEXX Laboratories, Inc.*	504	61,186
Intuitive Surgical, Inc.*	361	158,114
Medtronic, Inc.	9,545	587,399
ResMed, Inc.	1,370	61,225
Sirona Dental Systems, Inc.*	546	40,770
St. Jude Medical, Inc.	2,769	181,065
Stryker Corp.	2,840	231,375
Teleflex, Inc.	395	42,360
Thoratec Corp.*	553	19,803
Varian Medical Systems, Inc.*	1,037	87,098
West Pharmaceutical Services, Inc.	672	29,602

		2,771,177

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	2,224	145,872
Brookdale Senior Living, Inc.*	967	32,404
Cardinal Health, Inc.	3,270	228,835
Centene Corp.*	524	32,619
Cigna Corp.	2,611	218,619
DaVita HealthCare Partners, Inc.*	1,699	116,976
Express Scripts Holding Co.*	7,674	576,241
HCA Holdings, Inc.*	2,928	153,720
Henry Schein, Inc.*	831	99,196
Laboratory Corp. of America Holdings*	835	82,005
LifePoint Hospitals, Inc.*	456	24,875
McKesson Corp.	2,213	390,749
MEDNAX, Inc.*	973	60,307
Owens & Minor, Inc.	609	21,333
Patterson Cos., Inc.	801	33,450
Quest Diagnostics, Inc.	1,391	80,567
VCA Antech, Inc.*	856	27,589
WellCare Health Plans, Inc.*	418	26,551

		2,351,908

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,526	27,514
athenahealth, Inc.*	357	57,206
Cerner Corp.*	2,842	159,862
HMS Holdings Corp.*	845	16,097

		260,679

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	3,184	178,049
Bio-Rad Laboratories, Inc., Class A*	191	24,471
Illumina, Inc.*	1,229	182,703
Mettler-Toledo International, Inc.*	287	67,640
Techne Corp.	318	27,148
Thermo Fisher Scientific, Inc.	3,824	459,798
Waters Corp.*	820	88,896

		1,028,705

Pharmaceuticals (8.0%)
AbbVie, Inc.	15,390	791,046
Allergan, Inc.	2,832	351,451
Bristol-Myers Squibb Co.	15,892	825,589
Eli Lilly and Co.	9,557	562,525
Endo International plc*	1,111	76,270
Jazz Pharmaceuticals plc*	512	71,004
Johnson & Johnson	27,576	2,708,791
Mallinckrodt plc*	552	35,002
Merck & Co., Inc.	29,011	1,646,955
Perrigo Co. plc	1,287	199,047
Pfizer, Inc.	62,862	2,019,128
Questcor Pharmaceuticals, Inc.	534	34,673
Salix Pharmaceuticals Ltd.*	592	61,337
Zoetis, Inc.	4,818	139,433

		9,522,251

Total Health Care		19,795,622

Industrials (8.1%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	949	82,364
DigitalGlobe, Inc.*	656	19,030
Exelis, Inc.	1,814	34,484
Hexcel Corp.*	964	41,973
Rockwell Collins, Inc.	1,300	103,571

		281,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	1,467	$76,856
Expeditors International of Washington, Inc.	1,988	78,785
FedEx Corp.	2,874	380,977
United Parcel Service, Inc., Class B	6,918	673,675

		1,210,293

Airlines (0.4%)
Alaska Air Group, Inc.	672	62,704
Delta Air Lines, Inc.	7,927	274,671
JetBlue Airways Corp.*	2,097	18,223
Southwest Airlines Co.	6,810	160,784

		516,382

Building Products (0.2%)
A.O. Smith Corp.	749	34,469
Lennox International, Inc.	441	40,091
Masco Corp.	3,444	76,491
Owens Corning, Inc.	1,063	45,890
USG Corp.*	890	29,121

		226,062

Commercial Services & Supplies (0.2%)
ADT Corp.	1,925	57,654
Covanta Holding Corp.	1,268	22,887
Iron Mountain, Inc.	1,636	45,104
KAR Auction Services, Inc.	1,351	41,003
Pitney Bowes, Inc.	1,942	50,473
R.R. Donnelley & Sons Co.	1,749	31,307

		248,428

Construction & Engineering (0.1%)
AECOM Technology Corp.*	970	31,205
EMCOR Group, Inc.	647	30,273
Quanta Services, Inc.*	2,061	76,051

		137,529

Electrical Equipment (1.2%)
Acuity Brands, Inc.	412	54,619
AMETEK, Inc.	2,353	121,156
Brady Corp., Class A	446	12,109
Eaton Corp. plc	4,567	343,073
Emerson Electric Co.	6,801	454,307
General Cable Corp.	478	12,242
Hubbell, Inc., Class B	519	62,212
Polypore International, Inc.*	448	15,326
Regal-Beloit Corp.	432	31,411
Rockwell Automation, Inc.	1,335	166,274
Roper Industries, Inc.	954	127,368

		1,400,097

Industrial Conglomerates (1.1%)
3M Co.	6,161	835,801
Carlisle Cos., Inc.	613	48,636
Danaher Corp.	5,762	432,150

		1,316,587

Machinery (2.3%)
Actuant Corp., Class A	705	24,076
AGCO Corp.	869	47,934
CLARCOR, Inc.	478	27,413
Colfax Corp.*	852	60,773
Cummins, Inc.	1,676	249,707
Deere & Co.	3,689	334,961
Donaldson Co., Inc.	1,300	55,120
Dover Corp.	1,642	134,234
Graco, Inc.	590	44,097
Harsco Corp.	776	18,182
IDEX Corp.	787	57,364
Illinois Tool Works, Inc.	3,917	318,570
Lincoln Electric Holdings, Inc.	792	57,032
Manitowoc Co., Inc.	1,287	40,476
Middleby Corp.*	183	48,350
Nordson Corp.	579	40,814
PACCAR, Inc.	3,411	230,038
Pall Corp.	1,077	96,359
Parker Hannifin Corp.	1,437	172,023
Pentair Ltd. (Registered)	1,918	152,174
Snap-on, Inc.	560	63,549
SPX Corp.	435	42,765
Stanley Black & Decker, Inc.	1,508	122,510
Terex Corp.	1,071	47,445
Toro Co.	548	34,628
Valmont Industries, Inc.	257	38,252
WABCO Holdings, Inc.*	602	63,547
Woodward, Inc.	581	24,129
Xylem, Inc.	1,786	65,046

		2,711,568

Marine (0.1%)
Kirby Corp.*	543	54,979

Professional Services (0.4%)
Corporate Executive Board Co.	323	23,976
Dun & Bradstreet Corp.	373	37,058
IHS, Inc., Class A*	594	72,171
Manpowergroup, Inc.	754	59,438
Nielsen Holdings N.V.	2,472	110,325
Robert Half International, Inc.	1,334	55,961
Towers Watson & Co., Class A	617	70,369
Verisk Analytics, Inc., Class A*	1,445	86,642

		515,940

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,039	50,599
Con-way, Inc.	542	22,266
Genesee & Wyoming, Inc., Class A*	413	40,193
Hertz Global Holdings, Inc.*	4,377	116,603
J.B. Hunt Transport Services, Inc.	878	63,146
Kansas City Southern	1,063	108,490
Landstar System, Inc.	438	25,938
Old Dominion Freight Line, Inc.*	671	38,073
Ryder System, Inc.	502	40,120

		505,428

Trading Companies & Distributors (0.5%)
Air Lease Corp.	735	27,408
Applied Industrial Technologies, Inc.	405	19,537
Beacon Roofing Supply, Inc.*	473	18,286
Fastenal Co.	2,629	129,662
MRC Global, Inc.*	979	26,394
MSC Industrial Direct Co., Inc., Class A	465	40,232
United Rentals, Inc.*	898	85,256
W.W. Grainger, Inc.	594	150,080
Watsco, Inc.	259	25,877
WESCO International, Inc.*	423	35,202

		557,934

Total Industrials		9,682,649

Information Technology (26.0%)
Communications Equipment (2.6%)
ARRIS Group, Inc.*	1,117	31,477
Aruba Networks, Inc.*	1,100	20,625
Ciena Corp.*	993	22,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	51,498	$1,154,070
F5 Networks, Inc.*	763	81,359
Harris Corp.	1,029	75,282
InterDigital, Inc.	396	13,112
JDS Uniphase Corp.*	2,288	32,032
Juniper Networks, Inc.*	4,888	125,915
Motorola Solutions, Inc.	2,187	140,602
Plantronics, Inc.	421	18,713
Polycom, Inc.*	1,377	18,892
QUALCOMM, Inc.	16,530	1,303,556
Riverbed Technology, Inc.*	1,582	31,181
ViaSat, Inc.*	402	27,754

		3,097,151

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	1,533	140,499
Anixter International, Inc.	256	25,989
Arrow Electronics, Inc.*	963	57,164
Avnet, Inc.	1,321	61,466
Belden, Inc.	418	29,093
Cognex Corp.*	795	26,919
Corning, Inc.	13,742	286,108
Dolby Laboratories, Inc., Class A*	469	20,870
FEI Co.	400	41,208
FLIR Systems, Inc.	1,370	49,320
Ingram Micro, Inc., Class A*	1,472	43,512
IPG Photonics Corp.*	333	23,670
Itron, Inc.*	376	13,363
Jabil Circuit, Inc.	1,777	31,986
Knowles Corp.*	821	25,919
National Instruments Corp.	937	26,883
TE Connectivity Ltd.	3,992	240,358
Tech Data Corp.*	364	22,189
Trimble Navigation Ltd.*	2,473	96,126
Vishay Intertechnology, Inc.	1,270	18,898
Zebra Technologies Corp., Class A*	488	33,872

		1,315,412

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	1,714	99,772
AOL, Inc.*	739	32,346
CoStar Group, Inc.*	275	51,354
eBay, Inc.*	11,251	621,505
Equinix, Inc.*	475	87,799
Google, Inc., Class A*	2,759	3,074,933
j2 Global, Inc.	418	20,921
LinkedIn Corp., Class A*	946	174,953
Rackspace Hosting, Inc.*	1,106	36,299
Yahoo!, Inc.*	9,160	328,844

		4,528,726

IT Services (5.3%)
Accenture plc, Class A	6,082	484,857
Alliance Data Systems Corp.*	468	127,507
Amdocs Ltd.	1,558	72,385
Automatic Data Processing, Inc.	4,603	355,628
Broadridge Financial Solutions, Inc.	1,147	42,599
Cognizant Technology Solutions Corp., Class A*	5,847	295,917
Computer Sciences Corp.	1,423	86,547
Convergys Corp.	998	21,866
CoreLogic, Inc.*	921	27,667
DST Systems, Inc.	291	27,584
Fidelity National Information Services, Inc.	2,818	150,622
Fiserv, Inc.*	2,506	142,065
FleetCor Technologies, Inc.*	701	80,685
Gartner, Inc.*	896	62,218
Genpact Ltd.*	1,160	20,207
Global Payments, Inc.	728	51,768
International Business Machines Corp.	9,514	1,831,350
Jack Henry & Associates, Inc.	820	45,723
MasterCard, Inc., Class A	9,949	743,190
MAXIMUS, Inc.	657	29,473
NeuStar, Inc., Class A*	619	20,124
Paychex, Inc.	3,136	133,594
Teradata Corp.*	1,567	77,081
Total System Services, Inc.	1,604	48,778
Vantiv, Inc., Class A*	1,047	31,640
VeriFone Systems, Inc.*	1,053	35,612
Visa, Inc., Class A	4,915	1,060,952
Western Union Co.	5,320	87,035
WEX, Inc.*	373	35,454
Xerox Corp.	11,160	126,108

		6,356,236

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	5,883	23,591
Altera Corp.	3,081	111,655
Analog Devices, Inc.	2,993	159,048
Applied Materials, Inc.	11,613	237,138
Atmel Corp.*	4,111	34,368
Avago Technologies Ltd.	2,386	153,682
Cavium, Inc.*	503	21,996
Cypress Semiconductor Corp.*	1,322	13,577
Fairchild Semiconductor International, Inc.*	1,229	16,948
First Solar, Inc.*	666	46,480
Hittite Microwave Corp.	303	19,101
Intel Corp.	48,799	1,259,502
KLA-Tencor Corp.	1,597	110,417
Lam Research Corp.*	1,573	86,515
Linear Technology Corp.	2,247	109,406
LSI Corp.	5,277	58,416
Marvell Technology Group Ltd.	3,939	62,039
Microchip Technology, Inc.	1,902	90,840
Micron Technology, Inc.*	10,008	236,789
NVIDIA Corp.	5,571	99,777
ON Semiconductor Corp.*	4,347	40,862
Semtech Corp.*	657	16,648
Silicon Laboratories, Inc.*	378	19,751
Skyworks Solutions, Inc.*	1,697	63,671
Teradyne, Inc.*	1,845	36,697
Texas Instruments, Inc.	10,437	492,105
Xilinx, Inc.	2,567	139,311

		3,760,330

Software (4.4%)
ACI Worldwide, Inc.*	380	22,492
Adobe Systems, Inc.*	4,501	295,896
ANSYS, Inc.*	889	68,471
Aspen Technology, Inc.*	901	38,166
Autodesk, Inc.*	2,147	105,589
CA, Inc.	3,166	98,051
Cadence Design Systems, Inc.*	2,730	42,424
Citrix Systems, Inc.*	1,806	103,719
CommVault Systems, Inc.*	421	27,344
Compuware Corp.	2,064	21,672
Concur Technologies, Inc.*	452	44,780
Electronic Arts, Inc.*	2,664	77,283
FactSet Research Systems, Inc.	387	41,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	1,321	$29,102
Informatica Corp.*	1,045	39,480
Intuit, Inc.	2,714	210,959
Mentor Graphics Corp.	926	20,391
MICROS Systems, Inc.*	737	39,009
Microsoft Corp.	73,416	3,009,322
NetSuite, Inc.*	290	27,501
Nuance Communications, Inc.*	2,542	43,646
PTC, Inc.*	1,152	40,815
Qlik Technologies, Inc.*	846	22,495
Red Hat, Inc.*	1,823	96,583
Rovi Corp.*	977	22,256
Salesforce.com, Inc.*	5,291	302,063
SolarWinds, Inc.*	630	26,857
Solera Holdings, Inc.	662	41,931
Symantec Corp.	6,735	134,498
Synopsys, Inc.*	1,487	57,116
TIBCO Software, Inc.*	1,467	29,809
Ultimate Software Group, Inc.*	275	37,675

		5,219,117

Technology Hardware, Storage & Peripherals (5.6%)
3D Systems Corp.*	937	55,424
Apple, Inc.	8,738	4,690,034
Diebold, Inc.	615	24,532
EMC Corp.	19,872	544,691
Hewlett-Packard Co.	18,243	590,343
Lexmark International, Inc., Class A	602	27,867
NCR Corp.*	1,602	58,553
NetApp, Inc.	3,196	117,932
SanDisk Corp.	2,146	174,234
Seagate Technology plc	2,991	167,975
Western Digital Corp.	2,034	186,762

		6,638,347

Total Information Technology		30,915,319

Materials (1.6%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	2,022	240,699
Airgas, Inc.	636	67,740
Cabot Corp.	571	33,723
Ecolab, Inc.	2,610	281,854
H.B. Fuller Co.	483	23,319
International Flavors & Fragrances, Inc.	786	75,197
Praxair, Inc.	2,821	369,467
Sensient Technologies Corp.	481	27,133
Sigma-Aldrich Corp.	1,158	108,134

		1,227,266

Construction Materials (0.1%)
Eagle Materials, Inc.	475	42,113

Containers & Packaging (0.4%)
AptarGroup, Inc.	637	42,106
Avery Dennison Corp.	944	47,833
Ball Corp.	1,398	76,624
Bemis Co., Inc.	991	38,887
Greif, Inc., Class A	291	15,275
MeadWestvaco Corp.	1,710	64,364
Owens-Illinois, Inc.*	1,581	53,485
Rock-Tenn Co., Class A	700	73,899
Sealed Air Corp.	1,887	62,026
Sonoco Products Co.	966	39,625

		514,124

Metals & Mining (0.1%)
Compass Minerals International, Inc.	321	26,489
Reliance Steel & Aluminum Co.	741	52,359
Worthington Industries, Inc.	508	19,431

		98,279

Paper & Forest Products (0.0%)
Domtar Corp.	313	35,125

Total Materials		1,916,907

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	50,904	1,785,203
CenturyLink, Inc.	5,786	190,012
Frontier Communications Corp.	9,634	54,914
Level 3 Communications, Inc.*	1,545	60,471
tw telecom, Inc.*	1,403	43,858
Windstream Holdings, Inc.	5,715	47,092

		2,181,550

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	1,232	112,063
Telephone & Data Systems, Inc.	948	24,847

		136,910

Total Telecommunication Services		2,318,460

Utilities (0.9%)
Electric Utilities (0.2%)
Cleco Corp.	581	29,387
Hawaiian Electric Industries, Inc.	952	24,200
IDACORP, Inc.	482	26,737
ITC Holdings Corp.	2,550	95,242
OGE Energy Corp.	1,908	70,138
Portland General Electric Co.	744	24,061

		269,765

Gas Utilities (0.2%)
AGL Resources, Inc.	1,143	55,961
Atmos Energy Corp.	871	41,050
New Jersey Resources Corp.	397	19,771
ONE Gas, Inc.*	495	17,785
Piedmont Natural Gas Co., Inc.	732	25,906
Questar Corp.	1,687	40,117
South Jersey Industries, Inc.	308	17,276
Southwest Gas Corp.	445	23,785
WGL Holdings, Inc.	497	19,910

		261,561

Multi-Utilities (0.4%)
Avista Corp.	576	17,654
CMS Energy Corp.	2,563	75,045
Consolidated Edison, Inc.	2,821	151,347
Integrys Energy Group, Inc.	768	45,811
MDU Resources Group, Inc.	1,817	62,341
NiSource, Inc.	3,012	107,016

		459,214

Water Utilities (0.1%)
American Water Works Co., Inc.	1,713	77,770
Aqua America, Inc.	1,702	42,669

		120,439

Total Utilities		1,110,979

Total Investments (99.9%) (Cost $79,525,357)		118,676,792
Other Assets Less Liabilities (0.1%)		103,439

Net Assets (100%)		$118,780,231

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,726,202	$—	$—	$17,726,202
Consumer Staples	10,300,578	—	—	10,300,578
Energy	2,698,833	—	—	2,698,833
Financials	22,211,243	—	—	22,211,243
Health Care	19,795,622	—	—	19,795,622
Industrials	9,682,649	—	—	9,682,649
Information Technology	30,915,319	—	—	30,915,319
Materials	1,916,907	—	—	1,916,907
Telecommunication Services	2,318,460	—	—	2,318,460
Utilities	1,110,979	—	—	1,110,979

Total Assets	$118,676,792	$—	$—	$118,676,792

Total Liabilities	$—	$—	$—	$—

Total	$118,676,792	$—	$—	$118,676,792

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,992,645
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,201,622

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,959,493
Aggregate gross unrealized depreciation	(880,582)

Net unrealized appreciation	$39,078,911

Federal income tax cost of investments	$79,597,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.3%)
Auto Components (2.0%)
Delphi Automotive plc	61,318	$4,161,040
Johnson Controls, Inc.	61,000	2,886,520

		7,047,560

Automobiles (0.5%)
General Motors Co.	48,200	1,659,044

Hotels, Restaurants & Leisure (1.9%)
Norwegian Cruise Line Holdings Ltd.*	82,000	2,646,140
Starbucks Corp.	55,540	4,075,525

		6,721,665

Household Durables (4.6%)
D.R. Horton, Inc.	107,100	2,318,715
Lennar Corp., Class A	58,300	2,309,846
Newell Rubbermaid, Inc.	191,581	5,728,272
Whirlpool Corp.	38,312	5,726,111

		16,082,944

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	6,307	2,122,432

Media (5.7%)
Charter Communications, Inc., Class A*	26,907	3,314,943
Comcast Corp., Class A	52,754	2,638,755
DreamWorks Animation SKG, Inc., Class A*	51,417	1,365,121
Gannett Co., Inc.	173,321	4,783,660
Scripps Networks Interactive, Inc., Class A	58,709	4,456,600
Sirius XM Holdings, Inc.*	1,062,196	3,399,027

		19,958,106

Specialty Retail (2.8%)
Home Depot, Inc.	59,951	4,743,922
Ross Stores, Inc.	45,400	3,248,370
Tiffany & Co.	20,398	1,757,288

		9,749,580

Textiles, Apparel & Luxury Goods (2.2%)
Coach, Inc.	65,591	3,257,249
Lululemon Athletica, Inc.*	23,627	1,242,544
NIKE, Inc., Class B	42,421	3,133,215

		7,633,008

Total Consumer Discretionary		70,974,339

Consumer Staples (3.4%)
Food Products (1.2%)
Mead Johnson Nutrition Co.	21,600	1,795,824
Mondelez International, Inc., Class A	73,790	2,549,444

		4,345,268

Household Products (1.4%)
Procter & Gamble Co.	58,262	4,695,917

Personal Products (0.8%)
Avon Products, Inc.	198,656	2,908,324

Total Consumer Staples		11,949,509

Energy (9.4%)
Energy Equipment & Services (3.3%)
Ensco plc, Class A	50,254	2,652,406
Halliburton Co.	77,775	4,580,170
Schlumberger Ltd.	42,475	4,141,312

		11,373,888

Oil, Gas & Consumable Fuels (6.1%)
Cenovus Energy, Inc.	112,681	3,263,242
Chevron Corp.	84,409	10,037,074
Cobalt International Energy, Inc.*	69,840	1,279,469
Enbridge, Inc.	40,500	1,843,155
Noble Energy, Inc.	70,759	5,026,719

		21,449,659

Total Energy		32,823,547

Financials (15.3%)
Banks (2.8%)
BB&T Corp.	15,489	622,193
PNC Financial Services Group, Inc.	45,300	3,941,100
Wells Fargo & Co.	101,008	5,024,138

		9,587,431

Capital Markets (2.3%)
BlackRock, Inc.	8,039	2,528,105
Goldman Sachs Group, Inc.	34,286	5,617,761

		8,145,866

Diversified Financial Services (2.3%)
CME Group, Inc./Illinois	30,674	2,270,183
IntercontinentalExchange Group, Inc.	16,200	3,204,846
JPMorgan Chase & Co.	43,364	2,632,628

		8,107,657

Insurance (4.5%)
ACE Ltd.	46,131	4,569,737
Aon plc	66,858	5,634,792
Marsh & McLennan Cos., Inc.	81,368	4,011,443
Progressive Corp.	65,770	1,592,949

		15,808,921

Real Estate Investment Trusts (REITs) (3.4%)
American Tower Corp. (REIT)	144,495	11,829,806

Total Financials		53,479,681

Health Care (11.4%)
Biotechnology (6.2%)
Gilead Sciences, Inc.*	207,661	14,714,858
Seattle Genetics, Inc.*	150,562	6,859,605

		21,574,463

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	52,000	3,410,680
Express Scripts Holding Co.*	33,847	2,541,571

		5,952,251

Health Care Technology (1.4%)
Cerner Corp.*	86,114	4,843,913

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	144,499	7,506,723

Total Health Care		39,877,350

Industrials (14.2%)
Aerospace & Defense (4.3%)
B/E Aerospace, Inc.*	47,231	4,099,179
Boeing Co.	42,654	5,352,650
Hexcel Corp.*	125,738	5,474,633

		14,926,462

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	107,779	2,971,467
Waste Connections, Inc.	61,891	2,714,539

		5,686,006

Electrical Equipment (3.0%)
Eaton Corp. plc	93,389	7,015,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Polypore International, Inc.*	95,182	$3,256,176

		10,271,558

Industrial Conglomerates (1.4%)
Danaher Corp.	62,129	4,659,675

Machinery (1.5%)
Caterpillar, Inc.	22,490	2,234,831
IDEX Corp.	42,809	3,120,348

		5,355,179

Professional Services (2.1%)
Nielsen Holdings N.V.	86,916	3,879,061
Towers Watson & Co., Class A	30,500	3,478,525

		7,357,586

Road & Rail (0.3%)
Norfolk Southern Corp.	11,976	1,163,708

Total Industrials		49,420,174

Information Technology (17.1%)
Electronic Equipment, Instruments & Components (0.6%)
Jabil Circuit, Inc.	122,313	2,201,634

Internet Software & Services (3.1%)
Google, Inc., Class A*	4,068	4,533,827
Twitter, Inc.*	13,300	620,711
VeriSign, Inc.*	101,643	5,479,574

		10,634,112

IT Services (2.4%)
Accenture plc, Class A	15,546	1,239,327
Jack Henry & Associates, Inc.	47,281	2,636,389
Visa, Inc., Class A	21,591	4,660,633

		8,536,349

Semiconductors & Semiconductor Equipment (4.2%)
ARM Holdings plc (ADR)	18,200	927,654
ASML Holding N.V.	29,094	2,716,216
Avago Technologies Ltd.	53,800	3,465,258
Broadcom Corp., Class A	151,417	4,766,607
ON Semiconductor Corp.*	308,802	2,902,739

		14,778,474

Software (3.1%)
Oracle Corp.	187,159	7,656,675
Tableau Software, Inc., Class A*	20,200	1,536,816
Workday, Inc., Class A*	16,596	1,517,372

		10,710,863

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	16,704	8,965,705
Western Digital Corp.	43,877	4,028,786

		12,994,491

Total Information Technology		59,855,923

Materials (4.1%)
Chemicals (2.6%)
LyondellBasell Industries N.V., Class A	36,581	3,253,514
Monsanto Co.	26,713	3,039,138
Praxair, Inc.	21,300	2,789,661

		9,082,313

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	56,183	2,116,976
Barrick Gold Corp.	25,369	452,329
Cliffs Natural Resources, Inc.	17,729	362,735
Freeport-McMoRan Copper & Gold, Inc.	20,124	665,501
Nucor Corp.	28,917	1,461,465

		5,059,006

Total Materials		14,141,319

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.1%)
CenturyLink, Inc.	21,689	712,267
Verizon Communications, Inc.	67,700	3,220,489

Total Telecommunication Services		3,932,756

Utilities (2.5%)
Electric Utilities (0.6%)
Edison International	34,038	1,926,891

Independent Power and Renewable Electricity Producers (1.5%)
Calpine Corp.*	74,884	1,565,824
NRG Energy, Inc.	114,412	3,638,302

		5,204,126

Multi-Utilities (0.4%)
PG&E Corp.	33,019	1,426,421

Total Utilities		8,557,438

Total Investments (98.8%) (Cost $232,610,099)		345,012,036

Other Assets Less Liabilities (1.2%)		4,175,832

Net Assets (100%)		$349,187,868

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$70,974,339	$—	$—	$70,974,339
Consumer Staples	11,949,509	—	—	11,949,509
Energy	32,823,547	—	—	32,823,547
Financials	53,479,681	—	—	53,479,681
Health Care	39,877,350	—	—	39,877,350
Industrials	49,420,174	—	—	49,420,174
Information Technology	59,855,923	—	—	59,855,923
Materials	14,141,319	—	—	14,141,319
Telecommunication Services	3,932,756	—	—	3,932,756
Utilities	8,557,438	—	—	8,557,438

Total Assets	$345,012,036	$—	$—	$345,012,036

Total Liabilities	$—	$—	$—	$—

Total	$345,012,036	$—	$—	$345,012,036

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,510,315
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,470,373

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,391,473
Aggregate gross unrealized depreciation	(5,610,396)

Net unrealized appreciation	$112,781,077

Federal income tax cost of investments	$232,230,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.6%)
Allison Transmission Holdings, Inc.	7,000	$209,580
BorgWarner, Inc.	65,260	4,011,532
Dana Holding Corp.	52,900	1,230,983
Delphi Automotive plc	88,700	6,019,182
Dorman Products, Inc.*	2,000	118,120
Federal-Mogul Corp.*	11,200	209,552
Gentex Corp.	37,800	1,191,834
Goodyear Tire & Rubber Co.	69,700	1,821,261
Johnson Controls, Inc.	182,830	8,651,516
Lear Corp.	26,700	2,235,324
Tenneco, Inc.*	22,600	1,312,382
TRW Automotive Holdings Corp.*	28,800	2,350,656
Visteon Corp.*	17,300	1,530,012

		30,891,934

Automobiles (0.7%)
Ford Motor Co.	1,026,736	16,017,082
General Motors Co.	335,300	11,541,026
Harley-Davidson, Inc.	62,550	4,166,455
Tesla Motors, Inc.*	23,700	4,940,265
Thor Industries, Inc.	14,600	891,476

		37,556,304

Distributors (0.1%)
Genuine Parts Co.	46,000	3,995,100
LKQ Corp.*	89,000	2,345,150
Pool Corp.	15,900	974,988

		7,315,238

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc., Class A*	26,330	901,539
Ascent Capital Group, Inc., Class A*	600	45,330
Bright Horizons Family Solutions, Inc.*	5,000	195,550
Career Education Corp.*	23,900	178,294
DeVry Education Group, Inc.	25,800	1,093,662
Graham Holdings Co., Class B	1,300	914,875
Grand Canyon Education, Inc.*	12,900	602,430
H&R Block, Inc.	84,350	2,546,527
Hillenbrand, Inc.	9,800	316,834
Matthews International Corp., Class A	1,100	44,891
Service Corp. International	56,100	1,115,268
Sotheby’s, Inc.	25,300	1,101,815
Strayer Education, Inc.*	2,300	106,789
Weight Watchers International, Inc.	1,800	36,972

		9,200,776

Hotels, Restaurants & Leisure (1.9%)
Bally Technologies, Inc.*	14,300	947,661
BJ’s Restaurants, Inc.*	4,750	155,372
Bloomin’ Brands, Inc.*	3,800	91,580
Bob Evans Farms, Inc.	5,700	285,171
Brinker International, Inc.	20,490	1,074,700
Buffalo Wild Wings, Inc.*	6,100	908,290
Burger King Worldwide, Inc.	28,500	756,675
Caesars Entertainment Corp.*	7,000	133,070
Carnival Corp.	117,360	4,443,250
Cheesecake Factory, Inc.	22,800	1,085,964
Chipotle Mexican Grill, Inc.*	8,700	4,942,035
Choice Hotels International, Inc.	6,000	276,000
Churchill Downs, Inc.	700	63,910
Cracker Barrel Old Country Store, Inc.	5,800	563,992
Darden Restaurants, Inc.	41,150	2,088,774
Denny’s Corp.*	390	2,508
DineEquity, Inc.	1,900	148,333
Domino’s Pizza, Inc.	16,400	1,262,308
Dunkin’ Brands Group, Inc.	30,300	1,520,454
Hyatt Hotels Corp., Class A*	16,500	887,865
International Game Technology	81,360	1,143,922
International Speedway Corp., Class A	1,800	61,182
Interval Leisure Group, Inc.	1,900	49,666
Jack in the Box, Inc.*	9,900	583,506
Krispy Kreme Doughnuts, Inc.*	11,900	210,987
Las Vegas Sands Corp.	104,300	8,425,354
Life Time Fitness, Inc.*	14,000	673,400
Marriott International, Inc., Class A	65,025	3,642,700
McDonald’s Corp.	270,140	26,481,824
MGM Resorts International*	101,700	2,629,962
Orient-Express Hotels Ltd., Class A*	11,200	161,392
Panera Bread Co., Class A*	7,100	1,252,937
Papa John’s International, Inc.	5,200	270,972
Penn National Gaming, Inc.*	1,100	13,552
Pinnacle Entertainment, Inc.*	6,300	149,310
Royal Caribbean Cruises Ltd.	47,950	2,616,152
Scientific Games Corp., Class A*	5,500	75,515
Six Flags Entertainment Corp.	24,684	991,063
Starbucks Corp.	199,850	14,664,993
Starwood Hotels & Resorts Worldwide, Inc.	57,100	4,545,160
Vail Resorts, Inc.	10,200	710,940
Wendy’s Co.	84,400	769,728
Wyndham Worldwide Corp.	36,970	2,707,313
Wynn Resorts Ltd.	22,100	4,909,515
Yum! Brands, Inc.	121,240	9,140,284

		108,519,241

Household Durables (0.5%)
CSS Industries, Inc.	40	1,080
D.R. Horton, Inc.	88,100	1,907,365
Garmin Ltd.	35,500	1,961,730
Harman International Industries, Inc.	19,190	2,041,816
Helen of Troy Ltd.*	8,600	595,378
iRobot Corp.*	3,800	155,990
Jarden Corp.*	34,950	2,091,059
Leggett & Platt, Inc.	42,200	1,377,408
Lennar Corp., Class A	49,300	1,953,266
M.D.C. Holdings, Inc.	4,600	130,088
Meritage Homes Corp.*	9,800	410,424
Mohawk Industries, Inc.*	17,000	2,311,660
Newell Rubbermaid, Inc.	80,500	2,406,950
NVR, Inc.*	1,600	1,835,200
PulteGroup, Inc.	104,800	2,011,112
Ryland Group, Inc.	13,600	543,048
Standard Pacific Corp.*	8,200	68,142
Taylor Morrison Home Corp., Class A*	1,800	42,300
Tempur Sealy International, Inc.*	17,200	871,524
Toll Brothers, Inc.*	44,200	1,586,780
Tupperware Brands Corp.	15,000	1,256,400
Whirlpool Corp.	23,520	3,515,299

		29,074,019

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	98,580	33,174,142
Expedia, Inc.	27,205	1,972,362
FTD Cos., Inc.*	6,520	207,401
Groupon, Inc.*	119,200	934,528
HomeAway, Inc.*	14,400	542,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
HSN, Inc.	13,200	$788,436
Liberty Interactive Corp.*	150,330	4,340,027
Liberty Ventures*	8,701	1,134,001
Netflix, Inc.*	14,300	5,034,029
priceline.com, Inc.*	13,980	16,662,622
Shutterfly, Inc.*	9,870	421,252
TripAdvisor, Inc.*	31,805	2,881,215

		68,092,463

Leisure Products (0.2%)
Brunswick Corp.	22,600	1,023,554
Hasbro, Inc.	33,900	1,885,518
Mattel, Inc.	94,800	3,802,428
Polaris Industries, Inc.	19,200	2,682,432

		9,393,932

Media (3.6%)
AMC Networks, Inc., Class A*	21,212	1,550,385
Cablevision Systems Corp. - New York Group, Class A	61,150	1,031,601
CBS Corp. (Non-Voting), Class B	169,220	10,457,796
Charter Communications, Inc., Class A*	18,800	2,316,160
Cinemark Holdings, Inc.	31,500	913,815
Clear Channel Outdoor Holdings, Inc., Class A	22,100	201,331
Comcast Corp., Class A	700,324	35,030,207
DIRECTV*	133,446	10,197,943
Discovery Communications, Inc., Class A*	65,900	5,449,930
DISH Network Corp., Class A*	55,660	3,462,609
DreamWorks Animation SKG, Inc., Class A*	20,600	546,930
Gannett Co., Inc.	69,600	1,920,960
Global Sources Ltd.*	323	2,894
Interpublic Group of Cos., Inc.	119,600	2,049,944
John Wiley & Sons, Inc., Class A	17,000	979,880
Lamar Advertising Co., Class A*	21,400	1,091,186
Liberty Global plc*	109,292	4,449,277
Liberty Global plc, Class A*	109,292	4,546,547
Liberty Media Corp.*	28,697	3,751,559
Lions Gate Entertainment Corp.	22,800	609,444
Live Nation Entertainment, Inc.*	33,200	722,100
Loral Space & Communications, Inc.*	900	63,657
Madison Square Garden Co., Class A*	17,787	1,009,946
Meredith Corp.	6,200	287,866
Morningstar, Inc.	5,100	403,002
New York Times Co., Class A	38,000	650,560
News Corp., Class A*	141,361	2,434,236
Omnicom Group, Inc.	74,700	5,423,220
Regal Entertainment Group, Class A	10,900	203,612
Scripps Networks Interactive, Inc., Class A	31,100	2,360,801
Sinclair Broadcast Group, Inc., Class A	19,400	525,546
Sirius XM Holdings, Inc.*	875,500	2,801,600
Starz, Class A*	32,997	1,065,143
Thomson Reuters Corp.	102,100	3,491,820
Time Warner Cable, Inc.	78,702	10,796,340
Time Warner, Inc.	251,126	16,406,062
Twenty-First Century Fox, Inc., Class A	540,026	17,264,631
Viacom, Inc., Class B	121,160	10,297,388
Walt Disney Co.	480,668	38,487,087

		205,255,015

Multiline Retail (0.6%)
Big Lots, Inc.*	15,500	586,985
Dillard’s, Inc., Class A	10,300	951,720
Dollar General Corp.*	92,900	5,154,092
Dollar Tree, Inc.*	63,550	3,316,039
Family Dollar Stores, Inc.	30,150	1,749,001
J.C. Penney Co., Inc.*	63,200	544,784
Kohl’s Corp.	63,010	3,578,968
Macy’s, Inc.	104,300	6,183,947
Nordstrom, Inc.	39,390	2,459,906
Sears Holdings Corp.*	11,700	558,792
Target Corp.	174,360	10,550,524

		35,634,758

Specialty Retail (2.3%)
Aaron’s, Inc.	27,400	828,576
Abercrombie & Fitch Co., Class A	29,600	1,139,600
Advance Auto Parts, Inc.	20,750	2,624,875
American Eagle Outfitters, Inc.	60,700	742,968
ANN, Inc.*	12,600	522,648
Asbury Automotive Group, Inc.*	8,300	459,073
Ascena Retail Group, Inc.*	44,800	774,144
AutoNation, Inc.*	10,800	574,884
AutoZone, Inc.*	9,590	5,150,789
Bed Bath & Beyond, Inc.*	62,050	4,269,040
Best Buy Co., Inc.	83,910	2,216,063
Cabela’s, Inc.*	15,800	1,035,058
CarMax, Inc.*	59,950	2,805,660
Chico’s FAS, Inc.	67,550	1,082,826
Children’s Place Retail Stores, Inc.	2,400	119,544
CST Brands, Inc.	18,058	564,132
Dick’s Sporting Goods, Inc.	31,100	1,698,371
DSW, Inc., Class A	15,200	545,072
Express, Inc.*	11,900	188,972
Finish Line, Inc., Class A	2,100	56,889
Foot Locker, Inc.	40,100	1,883,898
Francesca’s Holdings Corp.*	15,600	282,984
GameStop Corp., Class A	33,700	1,385,070
Gap, Inc.	82,990	3,324,579
Genesco, Inc.*	7,800	581,646
GNC Holdings, Inc., Class A	27,900	1,228,158
Group 1 Automotive, Inc.	1,900	124,754
Guess?, Inc.	16,900	466,440
Home Depot, Inc.	388,560	30,746,753
Jos. A. Bank Clothiers, Inc.*	7,500	482,250
L Brands, Inc.	70,390	3,996,040
Lowe’s Cos., Inc.	290,540	14,207,406
Lumber Liquidators Holdings, Inc.*	8,500	797,300
Mattress Firm Holding Corp.*	4,100	196,103
Men’s Wearhouse, Inc.	19,100	935,518
Monro Muffler Brake, Inc.	7,200	409,536
Murphy USA, Inc.*	14,655	594,846
New York & Co., Inc.*	460	2,019
Office Depot, Inc.*	132,429	546,932
O’Reilly Automotive, Inc.*	32,150	4,770,739
Outerwall, Inc.*	7,800	565,500
Penske Automotive Group, Inc.	8,900	380,564
PetSmart, Inc.	32,700	2,252,703
Pier 1 Imports, Inc.	32,300	609,824
Rent-A-Center, Inc.	6,710	178,486
Ross Stores, Inc.	62,360	4,461,858
Sally Beauty Holdings, Inc.*	48,300	1,323,420
Sears Hometown and Outlet Stores, Inc.*	4,100	96,965
Signet Jewelers Ltd.	25,480	2,697,313
Sonic Automotive, Inc., Class A	4,300	96,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Staples, Inc.	184,150	$2,088,261
Systemax, Inc.*	800	11,928
Tiffany & Co.	31,700	2,730,955
Tile Shop Holdings, Inc.*	4,900	75,705
TJX Cos., Inc.	196,900	11,941,985
Tractor Supply Co.	39,600	2,796,948
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	1,910,608
Urban Outfitters, Inc.*	35,150	1,281,921
Williams-Sonoma, Inc.	26,900	1,792,616

		131,656,379

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	15,680	1,217,552
Coach, Inc.	76,820	3,814,881
Crocs, Inc.*	5,790	90,324
Deckers Outdoor Corp.*	12,800	1,020,544
Fossil Group, Inc.*	15,800	1,842,438
Hanesbrands, Inc.	30,100	2,302,048
Iconix Brand Group, Inc.*	17,700	695,079
Kate Spade & Co.*	29,900	1,108,991
Michael Kors Holdings Ltd.*	57,200	5,335,044
NIKE, Inc., Class B	189,060	13,963,972
Oxford Industries, Inc.	1,500	117,300
PVH Corp.	24,581	3,066,971
Quiksilver, Inc.*	13,600	102,136
Ralph Lauren Corp.	18,670	3,004,563
Skechers U.S.A., Inc., Class A*	2,700	98,658
Steven Madden Ltd.*	19,102	687,290
Tumi Holdings, Inc.*	4,100	92,783
Under Armour, Inc., Class A*	25,800	2,957,712
Unifi, Inc.*	436	10,059
VF Corp.	96,800	5,989,984
Wolverine World Wide, Inc.	27,700	790,835

		48,309,164

Total Consumer Discretionary		720,899,223

Consumer Staples (8.3%)
Beverages (1.7%)
Beam, Inc.	43,550	3,627,715
Boston Beer Co., Inc., Class A*	2,300	562,879
Brown-Forman Corp., Class B	42,400	3,802,856
Coca-Cola Co.	1,020,740	39,461,808
Coca-Cola Enterprises, Inc.	70,600	3,371,856
Constellation Brands, Inc., Class A*	42,200	3,585,734
Dr. Pepper Snapple Group, Inc.	60,810	3,311,713
Molson Coors Brewing Co., Class B	39,750	2,339,685
Monster Beverage Corp.*	36,700	2,548,815
PepsiCo, Inc.	411,290	34,342,715

		96,955,776

Food & Staples Retailing (2.0%)
Andersons, Inc.	1,650	97,746
Casey’s General Stores, Inc.	9,800	662,382
Costco Wholesale Corp.	116,950	13,060,976
CVS Caremark Corp.	325,610	24,375,165
Fresh Market, Inc.*	1,700	57,120
Kroger Co.	147,610	6,443,176
PriceSmart, Inc.	4,100	413,813
Rite Aid Corp.*	190,700	1,195,689
Safeway, Inc.	68,840	2,542,950
Sprouts Farmers Market, Inc.*	300	10,809
Sysco Corp.	166,350	6,010,225
United Natural Foods, Inc.*	13,800	978,696
Walgreen Co.	253,880	16,763,696
Wal-Mart Stores, Inc.	428,320	32,736,498
Whole Foods Market, Inc.	105,300	5,339,763

		110,688,704

Food Products (1.6%)
Archer-Daniels-Midland Co.	175,260	7,604,531
Bunge Ltd.	40,580	3,226,516
Campbell Soup Co.	49,800	2,235,024
ConAgra Foods, Inc.	112,750	3,498,632
Darling International, Inc.*	43,000	860,860
Flowers Foods, Inc.	47,400	1,016,730
General Mills, Inc.	172,000	8,913,040
Hain Celestial Group, Inc.*	10,600	969,582
Hershey Co.	40,550	4,233,420
Hillshire Brands Co.	36,900	1,374,894
Hormel Foods Corp.	40,000	1,970,800
Ingredion, Inc.	23,600	1,606,688
J.M. Smucker Co.	30,327	2,948,997
Kellogg Co.	73,500	4,609,185
Keurig Green Mountain, Inc.	41,766	4,410,072
Kraft Foods Group, Inc.	164,636	9,236,080
Lancaster Colony Corp.	4,900	487,158
McCormick & Co., Inc. (Non-Voting)	35,050	2,514,487
Mead Johnson Nutrition Co.	56,100	4,664,154
Mondelez International, Inc., Class A	484,910	16,753,641
Post Holdings, Inc.*	7,300	402,376
Sanderson Farms, Inc.	4,600	361,054
TreeHouse Foods, Inc.*	10,000	719,900
Tyson Foods, Inc., Class A	79,200	3,485,592
WhiteWave Foods Co., Class A*	39,703	1,133,124

		89,236,537

Household Products (1.7%)
Church & Dwight Co., Inc.	40,600	2,804,242
Clorox Co.	38,950	3,427,990
Colgate-Palmolive Co.	249,920	16,212,310
Energizer Holdings, Inc.	20,850	2,100,429
Kimberly-Clark Corp.	104,500	11,521,125
Procter & Gamble Co.	734,480	59,199,088
Spectrum Brands Holdings, Inc.	3,500	278,950

		95,544,134

Personal Products (0.1%)
Avon Products, Inc.	123,850	1,813,164
Estee Lauder Cos., Inc., Class A	61,600	4,119,808
Herbalife Ltd.	24,100	1,380,207
Nu Skin Enterprises, Inc., Class A	15,500	1,284,175

		8,597,354

Tobacco (1.2%)
Altria Group, Inc.	543,190	20,331,602
Lorillard, Inc.	107,250	5,800,080
Philip Morris International, Inc.	438,330	35,886,077
Reynolds American, Inc.	87,300	4,663,566

		66,681,325

Total Consumer Staples		467,703,830

Energy (9.2%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	17,200	866,708
Baker Hughes, Inc.	119,084	7,742,842
Bristow Group, Inc.	11,000	830,720
Cameron International Corp.*	59,050	3,647,518
CARBO Ceramics, Inc.	6,000	827,940
Diamond Offshore Drilling, Inc.	23,210	1,131,720
Dresser-Rand Group, Inc.*	26,400	1,542,024
Dril-Quip, Inc.*	12,800	1,434,880
Era Group, Inc.*	5,600	164,136
Exterran Holdings, Inc.	19,800	868,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*	71,300	$3,728,277
Forum Energy Technologies, Inc.*	1,400	43,372
Halliburton Co.	230,530	13,575,912
Helix Energy Solutions Group, Inc.*	36,700	843,366
Helmerich & Payne, Inc.	28,600	3,076,216
McDermott International, Inc.*	84,700	662,354
Nabors Industries Ltd.	78,990	1,947,103
National Oilwell Varco, Inc.	114,080	8,883,410
Oceaneering International, Inc.	33,600	2,414,496
Oil States International, Inc.*	18,900	1,863,540
Patterson-UTI Energy, Inc.	45,900	1,454,112
Rowan Cos., plc, Class A*	43,300	1,458,344
RPC, Inc.	5,900	120,478
Schlumberger Ltd.	353,555	34,471,612
SEACOR Holdings, Inc.*	8,500	734,570
Seadrill Ltd.	100,300	3,526,548
Superior Energy Services, Inc.	56,171	1,727,820
Tidewater, Inc.	19,600	952,952
Unit Corp.*	13,100	856,478

		101,398,272

Oil, Gas & Consumable Fuels (7.4%)
Anadarko Petroleum Corp.	133,880	11,347,669
Antero Resources Corp.*	10,200	638,520
Apache Corp.	105,580	8,757,861
Athlon Energy, Inc.*	3,400	120,530
Cabot Oil & Gas Corp.	123,400	4,180,792
Carrizo Oil & Gas, Inc.*	12,300	657,558
Cheniere Energy, Inc.*	68,500	3,791,475
Chesapeake Energy Corp.	164,510	4,214,746
Chevron Corp.	517,300	61,512,143
Cimarex Energy Co.	24,260	2,889,609
Cobalt International Energy, Inc.*	78,200	1,432,624
Concho Resources, Inc.*	29,200	3,577,000
ConocoPhillips Co.	325,176	22,876,132
CONSOL Energy, Inc.	68,950	2,754,552
Continental Resources, Inc.*	11,600	1,441,532
Denbury Resources, Inc.	117,659	1,929,608
Devon Energy Corp.	111,430	7,458,010
Energen Corp.	20,400	1,648,524
Energy XXI Bermuda Ltd.	24,700	582,179
EOG Resources, Inc.	72,900	14,300,793
EQT Corp.	42,700	4,140,619
EXCO Resources, Inc.	10,500	58,800
Exxon Mobil Corp.#	1,186,665	115,913,437
Golar LNG Ltd.	11,700	487,773
Gulfport Energy Corp.*	22,300	1,587,314
Hess Corp.	85,120	7,054,746
HollyFrontier Corp.	63,132	3,003,821
Kinder Morgan, Inc.	188,020	6,108,770
Kodiak Oil & Gas Corp.*	68,900	836,446
Kosmos Energy Ltd.*	18,300	201,300
Laredo Petroleum Holdings, Inc.*	900	23,274
Marathon Oil Corp.	201,190	7,146,269
Marathon Petroleum Corp.	81,795	7,119,437
Murphy Oil Corp.	50,920	3,200,831
Newfield Exploration Co.*	49,650	1,557,024
Noble Energy, Inc.	101,760	7,229,030
Oasis Petroleum, Inc.*	24,900	1,039,077
Occidental Petroleum Corp.	217,860	20,759,879
ONEOK, Inc.	56,500	3,347,625
PDC Energy, Inc.*	8,800	547,888
Peabody Energy Corp.	78,700	1,285,958
Phillips 66	156,788	12,082,083
Pioneer Natural Resources Co.	38,650	7,232,961
QEP Resources, Inc.	53,400	1,572,096
Range Resources Corp.	44,350	3,679,719
Rosetta Resources, Inc.*	19,900	926,942
SandRidge Energy, Inc.*	141,444	868,466
Scorpio Tankers, Inc.	45,900	457,623
SemGroup Corp., Class A	9,800	643,664
Ship Finance International Ltd.	5,200	93,444
SM Energy Co.	20,900	1,489,961
Southwestern Energy Co.*	95,550	4,396,255
Spectra Energy Corp.	186,400	6,885,616
Stone Energy Corp.*	8,200	344,154
Targa Resources Corp.	9,000	893,340
Teekay Corp.	10,600	596,144
Tesoro Corp.	43,310	2,191,053
Ultra Petroleum Corp.*	57,500	1,546,175
Valero Energy Corp.	151,330	8,035,623
Western Refining, Inc.	17,900	690,940
Whiting Petroleum Corp.*	34,800	2,414,772
Williams Cos., Inc.	189,100	7,673,678
World Fuel Services Corp.	27,400	1,208,340
WPX Energy, Inc.*	64,033	1,154,515

		415,838,739

Total Energy		517,237,011

Financials (17.5%)
Banks (3.9%)
1st Source Corp.	400	12,836
Associated Banc-Corp.	65,400	1,181,124
Banco Latinoamericano de Comercio Exterior S.A., Class E	500	13,205
BancorpSouth, Inc.	31,550	787,488
Bank of Hawaii Corp.	12,700	769,747
Bank of the Ozarks, Inc.	8,700	592,122
BankUnited, Inc.	15,300	531,981
BB&T Corp.	187,250	7,521,832
BOK Financial Corp.	9,150	631,807
Boston Private Financial Holdings, Inc.	3,000	40,590
Capital Bank Financial Corp., Class A*	1,500	37,665
CapitalSource, Inc.	55,680	812,371
Cathay General Bancorp	21,630	544,860
Central Pacific Financial Corp.	700	14,140
Chemical Financial Corp.	500	16,225
CIT Group, Inc.	56,100	2,750,022
Citigroup, Inc.	812,072	38,654,627
City Holding Co.	10,030	449,946
City National Corp./California	17,200	1,353,984
CoBiz Financial, Inc.	190	2,189
Columbia Banking System, Inc.	660	18,823
Comerica, Inc.	53,000	2,745,400
Commerce Bancshares, Inc./Missouri	21,841	1,013,859
Community Bank System, Inc.	12,000	468,240
Cullen/Frost Bankers, Inc.	17,300	1,341,269
CVB Financial Corp.	13,400	213,060
East West Bancorp, Inc.	39,500	1,441,750
F.N.B. Corp./Pennsylvania	48,700	652,580
Fifth Third Bancorp	248,250	5,697,337
First BanCorp/Puerto Rico*	2,500	13,600
First Busey Corp.	22,500	130,500
First Citizens BancShares, Inc./North Carolina, Class A	2,200	529,650
First Commonwealth Financial Corp.	29,900	270,296
First Financial Bancorp	1,300	23,374
First Financial Bankshares, Inc.	9,400	580,826
First Financial Corp./Indiana	10,000	336,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Holdings, Inc.	100	$6,262
First Horizon National Corp.	68,162	841,119
First Interstate Bancsystem, Inc.	1,000	28,220
First Midwest Bancorp, Inc./Illinois	17,100	292,068
First Niagara Financial Group, Inc.	122,945	1,161,830
First Republic Bank/California	31,800	1,716,882
FirstMerit Corp.	47,495	989,321
Fulton Financial Corp.	75,000	943,500
Glacier Bancorp, Inc.	24,600	715,122
Hancock Holding Co.	24,124	884,145
Home BancShares, Inc./Arkansas	12,400	426,808
Huntington Bancshares, Inc./Ohio	223,800	2,231,286
IBERIABANK Corp.	8,400	589,260
Independent Bank Corp./Massachusetts	700	27,559
International Bancshares Corp.	4,800	120,384
Investors Bancorp, Inc.	7,200	199,008
KeyCorp	258,600	3,682,464
M&T Bank Corp.	34,457	4,179,634
MainSource Financial Group, Inc.	240	4,104
MB Financial, Inc.	13,100	405,576
National Bank Holdings Corp., Class A	1,800	36,126
National Penn Bancshares, Inc.	37,700	393,965
NBT Bancorp, Inc.	16,500	403,590
Old National Bancorp/Indiana	28,300	421,953
PacWest Bancorp	5,500	236,555
Park National Corp.	100	7,689
Pinnacle Financial Partners, Inc.	12,800	479,872
PNC Financial Services Group, Inc.	141,318	12,294,666
Popular, Inc.*	38,050	1,179,170
PrivateBancorp, Inc.	18,000	549,180
Prosperity Bancshares, Inc.	15,900	1,051,785
Regions Financial Corp.	401,200	4,457,332
Renasant Corp.	900	26,145
S&T Bancorp, Inc.	12,500	296,250
Sandy Spring Bancorp, Inc.	10	250
Signature Bank/New York*	14,900	1,871,291
Simmons First National Corp., Class A	30	1,118
Sterling Bancorp/Delaware	113	1,431
SunTrust Banks, Inc.	145,550	5,791,435
Susquehanna Bancshares, Inc.	58,700	668,593
SVB Financial Group*	13,400	1,725,652
Synovus Financial Corp.	296,100	1,003,779
TCF Financial Corp.	56,950	948,787
Texas Capital Bancshares, Inc.*	12,000	779,280
Tompkins Financial Corp.	9,239	452,341
TowneBank/Virginia	18,579	288,160
Trico Bancshares	50	1,297
Trustmark Corp.	15,050	381,518
U.S. Bancorp/Minnesota	500,190	21,438,143
UMB Financial Corp.	10,600	685,820
Umpqua Holdings Corp.	27,590	514,278
United Bankshares, Inc./West Virginia	14,100	431,742
Valley National BanCorp	71,829	747,740
ViewPoint Financial Group, Inc.	900	25,965
Webster Financial Corp.	25,700	798,242
Wells Fargo & Co.	1,284,119	63,872,079
WesBanco, Inc.	15,000	477,450
Western Alliance Bancorp*	14,200	349,320
Wintrust Financial Corp.	11,500	559,590
Zions Bancorp	49,600	1,536,608

		218,826,864

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	15,940	3,188,797
American Capital Ltd.*	94,205	1,487,497
Ameriprise Financial, Inc.	55,960	6,159,517
Apollo Investment Corp.	65,308	542,710
Ares Capital Corp.	70,900	1,249,258
Artisan Partners Asset Management, Inc., Class A	4,800	308,400
Bank of New York Mellon Corp.	315,450	11,132,231
BGC Partners, Inc., Class A	15,800	103,332
BlackRock Kelso Capital Corp.	5,400	49,518
BlackRock, Inc.	34,710	10,915,601
Charles Schwab Corp.	300,334	8,208,128
Cohen & Steers, Inc.	11,400	454,290
Cowen Group, Inc., Class A*	4,520	19,933
E*TRADE Financial Corp.*	83,210	1,915,494
Eaton Vance Corp.	34,740	1,325,678
Evercore Partners, Inc., Class A	10,600	585,650
Federated Investors, Inc., Class B	36,800	1,123,872
Financial Engines, Inc.	13,900	705,842
Franklin Resources, Inc.	113,790	6,165,142
GAMCO Investors, Inc., Class A	800	62,120
GFI Group, Inc.	620	2,201
Goldman Sachs Group, Inc.	124,600	20,415,710
Golub Capital BDC, Inc.	5,700	101,688
Greenhill & Co., Inc.	7,500	389,850
HFF, Inc., Class A	600	20,166
Invesco Ltd.	126,200	4,669,400
Janus Capital Group, Inc.	31,300	340,231
Lazard Ltd., Class A	34,700	1,634,023
Legg Mason, Inc.	30,750	1,507,980
LPL Financial Holdings, Inc.	15,300	803,862
Main Street Capital Corp.	3,600	118,296
Morgan Stanley	417,973	13,028,218
Northern Trust Corp.	65,350	4,284,346
PennantPark Investment Corp.	9,200	101,660
Piper Jaffray Cos.*	7,900	361,820
Prospect Capital Corp.	83,200	898,560
Raymond James Financial, Inc.	37,500	2,097,375
SEI Investments Co.	42,150	1,416,662
Solar Capital Ltd.	600	13,068
State Street Corp.	115,150	8,008,683
Stifel Financial Corp.*	15,339	763,269
SWS Group, Inc.*	1,820	13,614
T. Rowe Price Group, Inc.	71,980	5,927,553
TD Ameritrade Holding Corp.	67,936	2,306,427
Triangle Capital Corp.	1,400	36,246
Virtus Investment Partners, Inc.*	891	154,294
Waddell & Reed Financial, Inc., Class A	23,920	1,760,990
WisdomTree Investments, Inc.*	27,400	359,488

		127,238,690

Consumer Finance (0.9%)
American Express Co.	251,956	22,683,599
Capital One Financial Corp.	158,770	12,250,693
Cash America International, Inc.	5,400	209,088
Credit Acceptance Corp.*	2,800	398,020
Discover Financial Services	137,770	8,016,836
Encore Capital Group, Inc.*	4,600	210,220
EZCORP, Inc., Class A*	14,100	152,139
Green Dot Corp., Class A*	12,800	249,984
Nelnet, Inc., Class A	4,500	184,050
Portfolio Recovery Associates, Inc.*	17,400	1,006,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	134,884	$3,301,960

		48,663,353

Diversified Financial Services (3.6%)
Bank of America Corp.	2,888,992	49,690,662
Berkshire Hathaway, Inc., Class B*	478,685	59,821,264
CBOE Holdings, Inc.	27,200	1,539,520
CME Group, Inc./Illinois	89,965	6,658,310
ING US, Inc.	21,300	772,551
Interactive Brokers Group, Inc., Class A	17,040	369,257
IntercontinentalExchange Group, Inc.	31,378	6,207,510
JPMorgan Chase & Co.	1,005,225	61,027,210
Leucadia National Corp.	91,388	2,558,864
MarketAxess Holdings, Inc.	10,860	643,129
McGraw Hill Financial, Inc.	74,530	5,686,639
Moody’s Corp.	56,650	4,493,478
MSCI, Inc.*	36,334	1,563,089
NASDAQ OMX Group, Inc.	40,300	1,488,682
NewStar Financial, Inc.*	500	6,930
PICO Holdings, Inc.*	60	1,559

		202,528,654

Insurance (3.1%)
ACE Ltd.	92,000	9,113,520
Aflac, Inc.	124,950	7,876,848
Alleghany Corp.*	4,754	1,936,685
Allied World Assurance Co. Holdings AG	12,580	1,298,130
Allstate Corp.	124,640	7,052,131
American Equity Investment Life Holding Co.	17,400	410,988
American Financial Group, Inc./Ohio	23,830	1,375,229
American International Group, Inc.	399,236	19,965,792
AMERISAFE, Inc.	840	36,884
AmTrust Financial Services, Inc.	10,736	403,781
Aon plc	83,578	7,043,954
Arch Capital Group Ltd.*	35,700	2,054,178
Arthur J. Gallagher & Co.	39,500	1,879,410
Aspen Insurance Holdings Ltd.	18,170	721,349
Assurant, Inc.	24,600	1,598,016
Assured Guaranty Ltd.	49,500	1,253,340
Axis Capital Holdings Ltd.	34,070	1,562,109
Brown & Brown, Inc.	35,300	1,085,828
Chubb Corp.	73,560	6,568,908
Cincinnati Financial Corp.	48,520	2,360,983
CNA Financial Corp.	10,500	448,560
CNO Financial Group, Inc.	59,300	1,073,330
EMC Insurance Group, Inc.	30	1,066
Employers Holdings, Inc.	300	6,069
Endurance Specialty Holdings Ltd.	11,700	629,811
Enstar Group Ltd.*	1,200	163,572
Erie Indemnity Co., Class A	10,800	753,408
Everest Reinsurance Group Ltd.	15,600	2,387,580
FBL Financial Group, Inc., Class A	690	29,891
Fidelity National Financial, Inc., Class A	78,189	2,458,262
First American Financial Corp.	39,300	1,043,415
Genworth Financial, Inc., Class A*	142,000	2,517,660
Global Indemnity plc*	180	4,741
Greenlight Capital Reinsurance Ltd., Class A*	800	26,240
Hanover Insurance Group, Inc.	10,690	656,794
Hartford Financial Services Group, Inc.	121,210	4,275,077
HCC Insurance Holdings, Inc.	27,780	1,263,712
Hilltop Holdings, Inc.*	1,400	33,306
Horace Mann Educators Corp.	300	8,700
Infinity Property & Casualty Corp.	300	20,289
Kemper Corp.	16,500	646,305
Lincoln National Corp.	77,550	3,929,459
Loews Corp.	87,192	3,840,808
Markel Corp.*	4,060	2,420,166
Marsh & McLennan Cos., Inc.	153,850	7,584,805
MBIA, Inc.*	48,900	684,111
Mercury General Corp.	6,500	293,020
MetLife, Inc.	237,760	12,553,728
National Interstate Corp.	10	268
Old Republic International Corp.	71,894	1,179,062
OneBeacon Insurance Group Ltd., Class A	21,600	333,936
PartnerReinsurance Ltd.	18,260	1,889,910
Phoenix Cos., Inc.*	3,840	198,720
Platinum Underwriters Holdings Ltd.	14,700	883,470
Primerica, Inc.	14,700	692,517
Principal Financial Group, Inc.	86,700	3,987,333
ProAssurance Corp.	19,000	846,070
Progressive Corp.	168,300	4,076,226
Protective Life Corp.	27,900	1,467,261
Prudential Financial, Inc.	126,131	10,676,989
Reinsurance Group of America, Inc.	19,910	1,585,433
RenaissanceReinsurance Holdings Ltd.	15,500	1,512,800
RLI Corp.	16,280	720,227
Safety Insurance Group, Inc.	500	26,925
Selective Insurance Group, Inc.	1,900	44,308
StanCorp Financial Group, Inc.	12,780	853,704
State Auto Financial Corp.	670	14,278
Stewart Information Services Corp.	250	8,783
Symetra Financial Corp.	21,300	422,166
Torchmark Corp.	27,270	2,146,149
Tower Group International Ltd.	4,800	12,960
Travelers Cos., Inc.	95,270	8,107,477
United Fire Group, Inc.	800	24,280
Unum Group	72,500	2,559,975
Validus Holdings Ltd.	24,958	941,166
W. R. Berkley Corp.	38,000	1,581,560
White Mountains Insurance Group Ltd.	1,700	1,019,830
XL Group plc	91,270	2,852,187

		176,017,918

Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)	9,800	258,524
Alexander’s, Inc. (REIT)	300	108,297
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,340,909
Altisource Residential Corp. (REIT)	15,200	479,712
American Assets Trust, Inc. (REIT)	3,500	118,090
American Campus Communities, Inc. (REIT)	28,300	1,057,005
American Capital Agency Corp. (REIT)	95,100	2,043,699
American Capital Mortgage Investment Corp. (REIT)	900	16,893
American Realty Capital Properties, Inc. (REIT)	125,500	1,759,510
American Residential Properties, Inc. (REIT)*	2,300	41,354
American Tower Corp. (REIT)	109,700	8,981,139
Annaly Capital Management, Inc. (REIT)	289,958	3,180,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	22,700	$112,592
Apartment Investment & Management Co. (REIT), Class A	43,188	1,305,141
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	48,227
ARMOUR Residential REIT, Inc. (REIT)	104,400	430,128
Ashford Hospitality Prime, Inc. (REIT)	1,420	21,470
AvalonBay Communities, Inc. (REIT)	36,749	4,825,879
Aviv REIT, Inc. (REIT)	2,100	51,345
BioMed Realty Trust, Inc. (REIT)	49,800	1,020,402
Boston Properties, Inc. (REIT)	41,070	4,703,747
Brandywine Realty Trust (REIT)	51,000	737,460
BRE Properties, Inc. (REIT)	24,160	1,516,765
Camden Property Trust (REIT)	24,880	1,675,419
Campus Crest Communities, Inc. (REIT)	200	1,736
Capstead Mortgage Corp. (REIT)	15,700	198,762
CBL & Associates Properties, Inc. (REIT)	47,891	850,065
Chambers Street Properties (REIT)	70,700	549,339
Chesapeake Lodging Trust (REIT)	300	7,719
Chimera Investment Corp. (REIT)	360,700	1,103,742
Colony Financial, Inc. (REIT)	19,100	419,245
CommonWealth REIT (REIT)	33,000	867,900
CoreSite Realty Corp. (REIT)	1,300	40,300
Corporate Office Properties Trust/Maryland (REIT)	24,809	660,912
Corrections Corp. of America (REIT)	34,743	1,088,151
Cousins Properties, Inc. (REIT)	29,413	337,367
Crown Castle International Corp. (REIT)	92,150	6,798,827
CubeSmart (REIT)	39,700	681,252
DCT Industrial Trust, Inc. (REIT)	91,400	720,232
DDR Corp. (REIT)	84,708	1,395,988
DiamondRock Hospitality Co. (REIT)	58,300	685,025
Digital Realty Trust, Inc. (REIT)	37,589	1,995,224
Douglas Emmett, Inc. (REIT)	53,300	1,446,562
Duke Realty Corp. (REIT)	84,800	1,431,424
DuPont Fabros Technology, Inc. (REIT)	11,800	284,026
EastGroup Properties, Inc. (REIT)	12,100	761,211
EPR Properties (REIT)	14,840	792,308
Equity Lifestyle Properties, Inc. (REIT)	21,800	886,170
Equity One, Inc. (REIT)	17,800	397,652
Equity Residential (REIT)	102,187	5,925,824
Essex Property Trust, Inc. (REIT)	11,300	1,921,565
Excel Trust, Inc. (REIT)	1,700	21,556
Extra Space Storage, Inc. (REIT)	33,000	1,600,830
Federal Realty Investment Trust (REIT)	17,380	1,993,834
FelCor Lodging Trust, Inc. (REIT)	13,800	124,752
First Industrial Realty Trust, Inc. (REIT)	29,500	569,940
First Potomac Realty Trust (REIT)	4,200	54,264
Franklin Street Properties Corp. (REIT)	11,900	149,940
Gaming and Leisure Properties, Inc. (REIT)	30,730	1,120,416
General Growth Properties, Inc. (REIT)	164,507	3,619,154
GEO Group, Inc. (REIT)	24,883	802,228
Getty Realty Corp. (REIT)	900	17,001
Glimcher Realty Trust (REIT)	44,100	442,323
Government Properties Income Trust (REIT)	16,900	425,880
Hatteras Financial Corp. (REIT)	17,200	324,220
HCP, Inc. (REIT)	126,097	4,891,303
Health Care REIT, Inc. (REIT)	78,717	4,691,533
Healthcare Realty Trust, Inc. (REIT)	23,600	569,940
Healthcare Trust of America, Inc. (REIT), Class A	27,200	309,808
Hersha Hospitality Trust (REIT)	44,800	261,184
Highwoods Properties, Inc. (REIT)	29,530	1,134,247
Home Properties, Inc. (REIT)	13,610	818,233
Hospitality Properties Trust (REIT)	43,400	1,246,448
Host Hotels & Resorts, Inc. (REIT)	199,613	4,040,167
Hudson Pacific Properties, Inc. (REIT)	4,900	113,043
Inland Real Estate Corp. (REIT)	39,600	417,780
Invesco Mortgage Capital, Inc. (REIT)	38,200	629,154
Investors Real Estate Trust (REIT)	34,200	307,116
Kilroy Realty Corp. (REIT)	21,800	1,277,044
Kimco Realty Corp. (REIT)	118,722	2,597,637
LaSalle Hotel Properties (REIT)	37,300	1,167,863
Lexington Realty Trust (REIT)	45,500	496,405
Liberty Property Trust (REIT)	32,252	1,192,034
LTC Properties, Inc. (REIT)	7,600	285,988
Macerich Co. (REIT)	42,184	2,629,329
Mack-Cali Realty Corp. (REIT)	31,539	655,696
Medical Properties Trust, Inc. (REIT)	42,800	547,412
MFA Financial, Inc. (REIT)	120,050	930,387
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,346,011
National Health Investors, Inc. (REIT)	7,000	423,220
National Retail Properties, Inc. (REIT)	38,290	1,314,113
New Residential Investment Corp. (REIT)	53,100	343,557
NorthStar Realty Finance Corp. (REIT)	78,700	1,270,218
Omega Healthcare Investors, Inc. (REIT)	35,140	1,177,893
Parkway Properties, Inc./Maryland (REIT)	6,800	124,100
Pebblebrook Hotel Trust (REIT)	16,400	553,828
Pennsylvania Real Estate Investment Trust (REIT)	8,900	160,645
PennyMac Mortgage Investment Trust (REIT)	18,000	430,200
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,004,990
Plum Creek Timber Co., Inc. (REIT)	51,914	2,182,465
Post Properties, Inc. (REIT)	18,200	893,620
Potlatch Corp. (REIT)	10,100	390,769
Prologis, Inc. (REIT)	137,764	5,624,904
PS Business Parks, Inc. (REIT)	5,200	434,824
Public Storage (REIT)	38,902	6,554,598
Ramco-Gershenson Properties Trust (REIT)	6,100	99,430
Rayonier, Inc. (REIT)	40,425	1,855,912
Realty Income Corp. (REIT)	60,028	2,452,744
Redwood Trust, Inc. (REIT)	21,900	444,132
Regency Centers Corp. (REIT)	31,486	1,607,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Resource Capital Corp. (REIT)	4,100	$22,837
Retail Opportunity Investments Corp. (REIT)	7,200	107,568
Retail Properties of America, Inc. (REIT), Class A	26,900	364,226
RLJ Lodging Trust (REIT)	33,200	887,768
Rouse Properties, Inc. (REIT)	7,668	132,196
Ryman Hospitality Properties, Inc. (REIT)	10,751	457,132
Sabra Health Care REIT, Inc. (REIT)	7,300	203,597
Saul Centers, Inc. (REIT)	500	23,680
Select Income REIT (REIT)	500	15,135
Senior Housing Properties Trust (REIT)	54,290	1,219,896
Silver Bay Realty Trust Corp. (REIT)	12,508	194,124
Simon Property Group, Inc. (REIT)	82,759	13,572,476
SL Green Realty Corp. (REIT)	27,800	2,797,236
Sovran Self Storage, Inc. (REIT)	6,900	506,805
Spirit Realty Capital, Inc. (REIT)	104,667	1,149,244
STAG Industrial, Inc. (REIT)	500	12,050
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	540,070
Sun Communities, Inc. (REIT)	6,900	311,121
Sunstone Hotel Investors, Inc. (REIT)	37,100	509,383
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,032,500
Taubman Centers, Inc. (REIT)	20,600	1,458,274
Two Harbors Investment Corp. (REIT)	86,200	883,550
UDR, Inc. (REIT)	77,036	1,989,840
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	20,660
Ventas, Inc. (REIT)	84,335	5,108,171
Vornado Realty Trust (REIT)	52,547	5,179,032
Washington Real Estate Investment Trust (REIT)	16,270	388,528
Weingarten Realty Investors (REIT)	36,986	1,109,580
Weyerhaeuser Co. (REIT)	161,233	4,732,189
WP Carey, Inc. (REIT)	16,300	979,141

		187,157,020

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	646,061
AV Homes, Inc.*	70	1,266
CBRE Group, Inc., Class A*	79,250	2,173,828
Forest City Enterprises, Inc., Class A*	50,700	968,370
Forestar Group, Inc.*	1,960	34,888
Howard Hughes Corp.*	11,200	1,598,352
Jones Lang LaSalle, Inc.	12,100	1,433,850
Kennedy-Wilson Holdings, Inc.	17,400	391,674
Realogy Holdings Corp.*	34,100	1,481,645
St. Joe Co.*	13,400	257,950
Tejon Ranch Co.*	600	20,298

		9,008,182

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	32,000	442,240
Bank Mutual Corp.	36,100	228,874
Beneficial Mutual Bancorp, Inc.*	34,200	451,098
Berkshire Hills Bancorp, Inc.	900	23,292
BofI Holding, Inc.*	1,400	120,050
Brookline Bancorp, Inc.	34,700	326,874
Capitol Federal Financial, Inc.	56,786	712,664
Dime Community Bancshares, Inc.	27,100	460,158
Doral Financial Corp.*	2,550	22,134
EverBank Financial Corp.	18,800	370,924
Flagstar Bancorp, Inc.*	5,400	119,988
Home Loan Servicing Solutions Ltd.	14,000	302,400
Hudson City Bancorp, Inc.	178,590	1,755,540
Kearny Financial Corp.*	36,100	533,558
MGIC Investment Corp.*	75,800	645,816
Nationstar Mortgage Holdings, Inc.*	7,800	253,188
New York Community Bancorp, Inc.	134,950	2,168,646
Northfield Bancorp, Inc.	1,700	21,862
Northwest Bancshares, Inc.	25,100	366,460
OceanFirst Financial Corp.	40	708
Ocwen Financial Corp.*	32,700	1,281,186
Oritani Financial Corp.	500	7,905
People’s United Financial, Inc.	101,400	1,507,818
Provident Financial Services, Inc.	500	9,185
Radian Group, Inc.	50,400	757,512
TFS Financial Corp.*	36,000	447,480
TrustCo Bank Corp.	32,200	226,688
Walker & Dunlop, Inc.*	1,300	21,255
Washington Federal, Inc.	42,500	990,250

		14,575,753

Total Financials		984,016,434

Health Care (12.9%)
Biotechnology (2.4%)
ACADIA Pharmaceuticals, Inc.*	22,600	549,858
Achillion Pharmaceuticals, Inc.*	16,100	52,969
Acorda Therapeutics, Inc.*	13,100	496,621
Aegerion Pharmaceuticals, Inc.*	8,100	373,572
Alexion Pharmaceuticals, Inc.*	52,600	8,002,038
Alkermes plc*	32,800	1,446,152
Alnylam Pharmaceuticals, Inc.*	15,400	1,033,956
Amgen, Inc.	199,439	24,598,806
Arena Pharmaceuticals, Inc.*	66,800	420,840
ARIAD Pharmaceuticals, Inc.*	49,900	402,194
Biogen Idec, Inc.*	63,960	19,563,445
BioMarin Pharmaceutical, Inc.*	39,500	2,694,295
Celgene Corp.*	112,400	15,691,040
Celldex Therapeutics, Inc.*	27,100	478,857
Cepheid, Inc.*	14,400	742,752
Clovis Oncology, Inc.*	6,700	464,109
Cubist Pharmaceuticals, Inc.*	17,600	1,287,440
Exact Sciences Corp.*	3,100	43,927
Exelixis, Inc.*	46,100	163,194
Genomic Health, Inc.*	9,100	239,694
Gilead Sciences, Inc.*	408,800	28,967,568
Halozyme Therapeutics, Inc.*	35,200	447,040
Idenix Pharmaceuticals, Inc.*	24,700	148,941
ImmunoGen, Inc.*	10,900	162,737
Incyte Corp.*	29,200	1,562,784
Infinity Pharmaceuticals, Inc.*	3,400	40,426
Intercept Pharmaceuticals, Inc.*	1,400	461,706
InterMune, Inc.*	23,900	799,933
Intrexon Corp.*	8,900	233,981
Ironwood Pharmaceuticals, Inc.*	22,200	273,504
Isis Pharmaceuticals, Inc.*	31,900	1,378,399
Lexicon Pharmaceuticals, Inc.*	15,200	26,296
Ligand Pharmaceuticals, Inc., Class B*	7,500	504,450
MannKind Corp.*	74,600	299,892
Medivation, Inc.*	20,600	1,326,022
MiMedx Group, Inc.*	4,700	28,811
Momenta Pharmaceuticals, Inc.*	4,500	52,425
Myriad Genetics, Inc.*	25,650	876,974
Neurocrine Biosciences, Inc.*	9,100	146,510
NPS Pharmaceuticals, Inc.*	21,900	655,467
OPKO Health, Inc.*	49,000	456,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PDL BioPharma, Inc.	11,800	$98,058
Pharmacyclics, Inc.*	16,500	1,653,630
Portola Pharmaceuticals, Inc.*	1,900	49,210
Puma Biotechnology, Inc.*	6,100	635,254
Regeneron Pharmaceuticals, Inc.*	22,300	6,696,244
Sarepta Therapeutics, Inc.*	10,100	242,703
Seattle Genetics, Inc.*	33,200	1,512,592
Synageva BioPharma Corp.*	3,400	282,098
Tesaro, Inc.*	5,300	156,244
Theravance, Inc.*	17,500	541,450
United Therapeutics Corp.*	13,000	1,222,390
Vertex Pharmaceuticals, Inc.*	65,000	4,596,800

		135,282,978

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.*	1,500	58,320
Abbott Laboratories	417,750	16,087,552
ABIOMED, Inc.*	300	7,812
Alere, Inc.*	33,150	1,138,703
Align Technology, Inc.*	21,700	1,123,843
Analogic Corp.	700	57,477
ArthroCare Corp.*	1,800	86,742
Baxter International, Inc.	146,580	10,785,356
Becton, Dickinson and Co.	54,240	6,350,419
Boston Scientific Corp.*	382,900	5,176,808
C.R. Bard, Inc.	22,480	3,326,590
Cantel Medical Corp.	1,650	55,638
CareFusion Corp.*	62,400	2,509,728
CONMED Corp.	1,900	82,555
Cooper Cos., Inc.	14,400	1,977,984
Covidien plc	126,800	9,340,088
Cyberonics, Inc.*	8,600	561,150
DENTSPLY International, Inc.	47,700	2,196,108
DexCom, Inc.*	20,100	831,336
Edwards Lifesciences Corp.*	35,600	2,640,452
Endologix, Inc.*	9,700	124,839
Globus Medical, Inc., Class A*	14,100	374,919
Greatbatch, Inc.*	11,700	537,264
Haemonetics Corp.*	21,800	710,462
HeartWare International, Inc.*	4,300	403,254
Hill-Rom Holdings, Inc.	25,930	999,342
Hologic, Inc.*	86,500	1,859,750
ICU Medical, Inc.*	2,100	125,748
IDEXX Laboratories, Inc.*	14,600	1,772,440
Insulet Corp.*	17,800	844,076
Integra LifeSciences Holdings Corp.*	10,300	473,697
Intuitive Surgical, Inc.*	10,500	4,598,895
Masimo Corp.*	6,200	169,322
Medtronic, Inc.	272,240	16,753,650
Meridian Bioscience, Inc.	16,100	350,819
Neogen Corp.*	9,900	445,005
NuVasive, Inc.*	12,950	497,410
NxStage Medical, Inc.*	4,700	59,878
Quidel Corp.*	2,900	79,170
ResMed, Inc.	41,700	1,863,573
Sirona Dental Systems, Inc.*	18,900	1,411,263
Spectranetics Corp.*	4,100	124,271
St. Jude Medical, Inc.	75,600	4,943,484
STERIS Corp.	16,360	781,190
Stryker Corp.	89,370	7,280,974
Teleflex, Inc.	10,900	1,168,916
Thoratec Corp.*	23,300	834,373
Tornier N.V.*	2,200	46,684
Varian Medical Systems, Inc.*	33,310	2,797,707
West Pharmaceutical Services, Inc.	23,000	1,013,150
Wright Medical Group, Inc.*	6,600	205,062
Zimmer Holdings, Inc.	46,700	4,416,886

		122,462,134

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	7,800	351,936
Aetna, Inc.	102,797	7,706,691
Air Methods Corp.*	12,600	673,218
AmerisourceBergen Corp.	63,700	4,178,083
AMN Healthcare Services, Inc.*	4,000	54,960
Amsurg Corp.*	10,200	480,216
Bio-Reference Labs, Inc.*	5,600	155,008
BioScrip, Inc.*	8,800	61,424
Brookdale Senior Living, Inc.*	32,400	1,085,724
Capital Senior Living Corp.*	2,100	54,579
Cardinal Health, Inc.	97,000	6,788,060
Catamaran Corp.*	55,692	2,492,774
Centene Corp.*	14,900	927,525
Chemed Corp.	4,200	375,690
Cigna Corp.	79,640	6,668,257
Community Health Systems, Inc.*	33,267	1,303,068
DaVita HealthCare Partners, Inc.*	52,200	3,593,970
Emeritus Corp.*	4,900	154,056
Ensign Group, Inc.	1,100	48,004
Envision Healthcare Holdings, Inc.*	13,100	443,173
ExamWorks Group, Inc.*	2,800	98,028
Express Scripts Holding Co.*	207,151	15,554,969
Hanger, Inc.*	1,900	63,992
HCA Holdings, Inc.*	76,000	3,990,000
Health Net, Inc.*	32,340	1,099,883
HealthSouth Corp.	24,800	891,064
Henry Schein, Inc.*	26,650	3,181,211
Humana, Inc.	44,700	5,038,584
IPC The Hospitalist Co., Inc.*	1,100	53,988
Kindred Healthcare, Inc.	8,600	201,412
Laboratory Corp. of America Holdings*	23,750	2,332,487
LifePoint Hospitals, Inc.*	14,250	777,337
Magellan Health Services, Inc.*	9,200	546,020
McKesson Corp.	61,280	10,820,210
MEDNAX, Inc.*	29,640	1,837,087
Molina Healthcare, Inc.*	12,900	484,524
MWI Veterinary Supply, Inc.*	4,000	622,480
National Healthcare Corp.	300	16,731
Omnicare, Inc.	29,620	1,767,425
Owens & Minor, Inc.	26,850	940,555
Patterson Cos., Inc.	27,600	1,152,576
PharMerica Corp.*	18,770	525,185
Premier, Inc., Class A*	9,400	309,730
Quest Diagnostics, Inc.	38,630	2,237,450
Select Medical Holdings Corp.	28,400	353,580
Team Health Holdings, Inc.*	19,500	872,625
Tenet Healthcare Corp.*	31,275	1,338,883
Triple-S Management Corp., Class B*	2,500	40,350
UnitedHealth Group, Inc.	275,820	22,614,482
Universal American Corp.	30,800	217,756
Universal Health Services, Inc., Class B	27,280	2,238,870
VCA Antech, Inc.*	23,650	762,240
WellCare Health Plans, Inc.*	14,900	946,448
WellPoint, Inc.	75,380	7,504,079

		129,028,657

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	1,162,034
athenahealth, Inc.*	11,900	1,906,856
Cerner Corp.*	84,800	4,770,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
HealthStream, Inc.*	1,400	$37,380
HMS Holdings Corp.*	28,800	548,640
MedAssets, Inc.*	10,400	256,984
Medidata Solutions, Inc.*	13,600	739,024
Quality Systems, Inc.	9,100	153,608
Veeva Systems, Inc., Class A*	11,500	307,050

		9,881,576

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	94,330	5,274,934
Bio-Rad Laboratories, Inc., Class A*	8,500	1,089,020
Bruker Corp.*	27,900	635,841
Charles River Laboratories International, Inc.*	12,250	739,165
Covance, Inc.*	16,700	1,735,130
Illumina, Inc.*	33,500	4,980,110
Luminex Corp.*	2,700	48,897
Mettler-Toledo International, Inc.*	8,600	2,026,848
PAREXEL International Corp.*	22,070	1,193,766
PerkinElmer, Inc.	36,100	1,626,666
QIAGEN N.V.*	79,200	1,670,328
Quintiles Transnational Holdings, Inc.*	7,400	375,698
Techne Corp.	11,450	977,486
Thermo Fisher Scientific, Inc.	104,350	12,547,044
Waters Corp.*	26,000	2,818,660

		37,739,593

Pharmaceuticals (5.1%)
AbbVie, Inc.	424,450	21,816,730
Actavis plc*	47,112	9,698,005
Akorn, Inc.*	12,500	275,000
Allergan, Inc.	80,170	9,949,097
Auxilium Pharmaceuticals, Inc.*	3,500	95,130
Bristol-Myers Squibb Co.	436,830	22,693,318
Eli Lilly and Co.	263,610	15,516,085
Endo International plc*	35,900	2,464,535
Forest Laboratories, Inc.*	75,730	6,987,607
Hospira, Inc.*	46,750	2,021,937
Impax Laboratories, Inc.*	17,700	467,634
Jazz Pharmaceuticals plc*	12,900	1,788,972
Johnson & Johnson	749,660	73,639,102
Mallinckrodt plc*	16,816	1,066,303
Medicines Co.*	17,200	488,824
Merck & Co., Inc.	805,890	45,750,375
Mylan, Inc.*	108,150	5,280,965
Nektar Therapeutics*	37,000	448,440
Pacira Pharmaceuticals, Inc.*	7,500	524,925
Perrigo Co. plc	34,300	5,304,838
Pfizer, Inc.	1,792,317	57,569,222
Prestige Brands Holdings, Inc.*	14,500	395,125
Questcor Pharmaceuticals, Inc.	17,700	1,149,261
Salix Pharmaceuticals Ltd.*	16,600	1,719,926
Vivus, Inc.*	11,200	66,528
Zoetis, Inc.	139,300	4,031,342

		291,209,226

Total Health Care		725,604,164

Industrials (11.4%)
Aerospace & Defense (2.7%)
Alliant Techsystems, Inc.	9,100	1,293,565
American Science & Engineering, Inc.	5,700	382,869
B/E Aerospace, Inc.*	27,460	2,383,253
Boeing Co.	204,400	25,650,156
Cubic Corp.	6,400	326,848
Curtiss-Wright Corp.	12,700	806,958
DigitalGlobe, Inc.*	15,800	458,358
Engility Holdings, Inc.*	3,761	169,433
Esterline Technologies Corp.*	11,300	1,203,902
Exelis, Inc.	60,850	1,156,759
GenCorp, Inc.*	10,200	186,354
General Dynamics Corp.	80,470	8,764,792
HEICO Corp.	21,093	1,268,955
Hexcel Corp.*	29,600	1,288,784
Honeywell International, Inc.	212,800	19,739,328
Huntington Ingalls Industries, Inc.	17,400	1,779,324
L-3 Communications Holdings, Inc.	26,270	3,103,801
Lockheed Martin Corp.	69,960	11,420,270
Moog, Inc., Class A*	18,400	1,205,384
Northrop Grumman Corp.	60,950	7,520,011
Orbital Sciences Corp.*	13,300	371,070
Precision Castparts Corp.	39,170	9,900,609
Raytheon Co.	90,590	8,949,386
Rockwell Collins, Inc.	37,450	2,983,642
Spirit AeroSystems Holdings, Inc., Class A*	32,900	927,451
Teledyne Technologies, Inc.*	13,700	1,333,421
Textron, Inc.	82,100	3,225,709
TransDigm Group, Inc.	15,150	2,805,780
Triumph Group, Inc.	12,400	800,792
United Technologies Corp.	247,640	28,934,258

		150,341,222

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	100	3,527
C.H. Robinson Worldwide, Inc.	41,200	2,158,468
Expeditors International of Washington, Inc.	58,600	2,322,318
FedEx Corp.	86,150	11,420,044
Forward Air Corp.	300	13,833
Hub Group, Inc., Class A*	5,000	199,950
United Parcel Service, Inc., Class B	194,150	18,906,327
UTi Worldwide, Inc.	24,200	256,278

		35,280,745

Airlines (0.4%)
Alaska Air Group, Inc.	19,900	1,856,869
American Airlines Group, Inc.*	54,300	1,987,380
Copa Holdings S.A., Class A	11,600	1,684,204
Delta Air Lines, Inc.	228,550	7,919,258
JetBlue Airways Corp.*	69,900	607,431
SkyWest, Inc.	22,900	292,204
Southwest Airlines Co.	205,000	4,840,050
Spirit Airlines, Inc.*	17,100	1,015,740
United Continental Holdings, Inc.*	97,240	4,339,821

		24,542,957

Building Products (0.2%)
A.O. Smith Corp.	27,300	1,256,346
AAON, Inc.	47	1,310
Allegion plc	28,166	1,469,420
Fortune Brands Home & Security, Inc.	46,150	1,941,992
Insteel Industries, Inc.	600	11,802
Lennox International, Inc.	16,510	1,500,924
Masco Corp.	104,600	2,323,166
NCI Building Systems, Inc.*	3,500	61,110
Nortek, Inc.*	100	8,221
Owens Corning, Inc.	35,170	1,518,289
Ply Gem Holdings, Inc.*	2,800	35,364
Simpson Manufacturing Co., Inc.	10,700	378,031
USG Corp.*	22,500	736,200

		11,242,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	11,600	$333,384
ADT Corp.	61,050	1,828,447
Brink’s Co.	10,500	299,775
Cintas Corp.	28,800	1,716,768
Clean Harbors, Inc.*	16,200	887,598
Copart, Inc.*	37,000	1,346,430
Covanta Holding Corp.	32,000	577,600
Deluxe Corp.	17,000	891,990
Healthcare Services Group, Inc.	21,900	636,414
Herman Miller, Inc.	15,600	501,228
Interface, Inc.	2,500	51,375
Iron Mountain, Inc.	52,970	1,460,383
KAR Auction Services, Inc.	21,600	655,560
Mobile Mini, Inc.	8,300	359,888
MSA Safety, Inc.	7,100	404,700
Pitney Bowes, Inc.	54,520	1,416,975
Quad/Graphics, Inc.	300	7,035
R.R. Donnelley & Sons Co.	49,130	879,427
Republic Services, Inc.	76,735	2,621,268
Rollins, Inc.	21,000	635,040
Schawk, Inc.	200	3,998
Steelcase, Inc., Class A	7,500	124,575
Stericycle, Inc.*	25,700	2,920,034
Tetra Tech, Inc.*	22,100	653,939
UniFirst Corp.	3,300	362,802
United Stationers, Inc.	12,100	496,947
Viad Corp.	230	5,529
Waste Connections, Inc.	37,550	1,646,943
Waste Management, Inc.	133,750	5,626,862
West Corp.	1,000	23,930

		29,376,844

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	1,312,536
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	2,756,119
EMCOR Group, Inc.	25,100	1,174,429
Fluor Corp.	45,460	3,533,606
Granite Construction, Inc.	7,100	283,503
Jacobs Engineering Group, Inc.*	37,100	2,355,850
KBR, Inc.	48,800	1,301,984
MasTec, Inc.*	18,700	812,328
Primoris Services Corp.	2,000	59,960
Quanta Services, Inc.*	64,850	2,392,965
URS Corp.	26,600	1,251,796

		17,235,076

Electrical Equipment (0.8%)
Acuity Brands, Inc.	12,200	1,617,354
AMETEK, Inc.	64,975	3,345,563
AZZ, Inc.	600	26,808
Babcock & Wilcox Co.	37,600	1,248,320
Brady Corp., Class A	11,900	323,085
Eaton Corp. plc	126,797	9,524,991
Emerson Electric Co.	197,310	13,180,308
EnerSys, Inc.	13,300	921,557
Franklin Electric Co., Inc.	15,000	637,800
Generac Holdings, Inc.	14,600	860,962
General Cable Corp.	8,700	222,807
GrafTech International Ltd.*	17,400	190,008
Hubbell, Inc., Class B	19,300	2,313,491
II-VI, Inc.*	10,800	166,644
Polypore International, Inc.*	6,800	232,628
Regal-Beloit Corp.	13,900	1,010,669
Rockwell Automation, Inc.	38,500	4,795,175
Roper Industries, Inc.	28,950	3,865,114
SolarCity Corp.*	6,300	394,506

		44,877,790

Industrial Conglomerates (2.0%)
3M Co.	183,530	24,897,680
Carlisle Cos., Inc.	17,300	1,372,582
Danaher Corp.	160,460	12,034,500
General Electric Co.	2,759,592	71,445,837
Raven Industries, Inc.	6,200	203,050

		109,953,649

Machinery (2.2%)
Actuant Corp., Class A	23,500	802,525
AGCO Corp.	27,500	1,516,900
Albany International Corp., Class A	200	7,108
Barnes Group, Inc.	18,000	692,460
Caterpillar, Inc.	178,710	17,758,413
Chart Industries, Inc.*	10,080	801,864
CLARCOR, Inc	14,000	802,900
Colfax Corp.*	27,730	1,977,981
Crane Co.	18,600	1,323,390
Cummins, Inc.	50,660	7,547,833
Deere & Co.	104,940	9,528,552
Donaldson Co., Inc.	47,800	2,026,720
Dover Corp.	50,090	4,094,857
EnPro Industries, Inc.*	200	14,534
Flowserve Corp.	42,240	3,309,082
Graco, Inc.	17,860	1,334,856
Harsco Corp.	30,400	712,272
IDEX Corp.	23,240	1,693,964
Illinois Tool Works, Inc.	95,110	7,735,296
Ingersoll-Rand plc	74,200	4,247,208
ITT Corp.	30,425	1,300,973
Joy Global, Inc.	33,780	1,959,240
Kennametal, Inc.	26,190	1,160,217
L.B. Foster Co., Class A	100	4,685
Lincoln Electric Holdings, Inc.	27,760	1,998,998
Lindsay Corp.	2,200	193,996
Manitowoc Co., Inc.	46,900	1,475,005
Middleby Corp.*	6,000	1,585,260
Mueller Industries, Inc.	16,400	491,836
Mueller Water Products, Inc., Class A	20,770	197,315
Navistar International Corp.*	15,400	521,598
Nordson Corp.	20,060	1,414,029
Oshkosh Corp.	24,700	1,454,089
PACCAR, Inc.	100,430	6,772,999
Pall Corp.	30,000	2,684,100
Parker Hannifin Corp.	41,310	4,945,220
Pentair Ltd. (Registered)	56,587	4,489,613
RBC Bearings, Inc.*	5,800	369,460
Rexnord Corp.*	8,400	243,432
Snap-on, Inc.	18,600	2,110,728
SPX Corp.	13,300	1,307,523
Stanley Black & Decker, Inc.	46,935	3,812,999
Sun Hydraulics Corp.	225	9,745
Terex Corp.	33,030	1,463,229
Timken Co.	28,140	1,654,069
Toro Co.	19,440	1,228,414
TriMas Corp.*	10,100	335,320
Trinity Industries, Inc.	24,370	1,756,346
Valmont Industries, Inc.	7,700	1,146,068
WABCO Holdings, Inc.*	16,570	1,749,129
Wabtec Corp.	25,700	1,991,750
Watts Water Technologies, Inc., Class A	8,000	469,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward, Inc.	23,030	$956,436
Xylem, Inc.	60,850	2,216,157

		123,398,213

Marine (0.0%)
Kirby Corp.*	14,250	1,442,813
Matson, Inc.	13,680	337,759

		1,780,572

Professional Services (0.4%)
Advisory Board Co.*	11,680	750,440
CBIZ, Inc.*	42,720	391,315
Corporate Executive Board Co.	11,800	875,914
Dun & Bradstreet Corp.	13,700	1,361,095
Equifax, Inc.	34,820	2,368,805
FTI Consulting, Inc.*	12,600	420,084
Huron Consulting Group, Inc.*	272	17,239
IHS, Inc., Class A*	18,700	2,272,050
Manpowergroup, Inc.	20,980	1,653,853
Nielsen Holdings N.V.	62,000	2,767,060
On Assignment, Inc.*	9,270	357,729
Resources Connection, Inc.	25,650	361,409
Robert Half International, Inc.	37,260	1,563,057
Towers Watson & Co., Class A	17,900	2,041,495
Verisk Analytics, Inc., Class A*	45,800	2,746,168

		19,947,713

Road & Rail (1.0%)
Amerco, Inc.	2,200	510,664
Avis Budget Group, Inc.*	37,290	1,816,023
Con-way, Inc.	19,100	784,628
CSX Corp.	272,750	7,901,567
Genesee & Wyoming, Inc., Class A*	14,700	1,430,604
Heartland Express, Inc.	14,400	326,736
Hertz Global Holdings, Inc.*	98,300	2,618,712
J.B. Hunt Transport Services, Inc.	28,850	2,074,892
Kansas City Southern	32,950	3,362,877
Knight Transportation, Inc.	1,100	25,443
Landstar System, Inc.	15,650	926,793
Norfolk Southern Corp.	87,970	8,548,045
Old Dominion Freight Line, Inc.*	21,750	1,234,095
Ryder System, Inc.	16,900	1,350,648
Swift Transportation Co.*	17,600	435,600
Union Pacific Corp.	126,260	23,693,952

		57,041,279

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	783,090
Aircastle Ltd.	3,100	60,078
Applied Industrial Technologies, Inc.	15,500	747,720
Beacon Roofing Supply, Inc.*	14,500	560,570
Fastenal Co.	83,300	4,108,356
GATX Corp.	13,700	929,956
HD Supply Holdings, Inc.*	18,500	483,775
Houston Wire & Cable Co.	10	131
MRC Global, Inc.*	23,600	636,256
MSC Industrial Direct Co., Inc., Class A	12,200	1,055,544
TAL International Group, Inc.*	3,900	167,193
Textainer Group Holdings Ltd.	1,000	38,270
United Rentals, Inc.*	27,722	2,631,927
W.W. Grainger, Inc.	15,650	3,954,129
Watsco, Inc.	7,310	730,342
WESCO International, Inc.*	15,220	1,266,608

		18,153,945

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,400	96,844

Total Industrials		643,269,024

Information Technology (17.9%)
Communications Equipment (1.6%)
ADTRAN, Inc.	19,100	466,231
ARRIS Group, Inc.*	41,000	1,155,380
Aruba Networks, Inc.*	27,400	513,750
Brocade Communications Systems, Inc.*	132,560	1,406,462
Ciena Corp.*	31,400	714,036
Cisco Systems, Inc.	1,421,370	31,852,902
CommScope Holding Co., Inc.*	7,700	190,036
EchoStar Corp., Class A*	10,500	499,380
F5 Networks, Inc.*	21,200	2,260,556
Finisar Corp.*	27,300	723,723
Harris Corp.	32,840	2,402,574
Infinera Corp.*	44,600	404,968
InterDigital, Inc.	14,200	470,162
JDS Uniphase Corp.*	76,350	1,068,900
Juniper Networks, Inc.*	143,100	3,686,256
Motorola Solutions, Inc.	60,421	3,884,466
Palo Alto Networks, Inc.*	6,100	418,460
Plantronics, Inc.	17,400	773,430
Polycom, Inc.*	58,600	803,992
QUALCOMM, Inc.	461,080	36,360,769
Riverbed Technology, Inc.*	47,200	930,312
Sonus Networks, Inc.*	25,900	87,283
Ubiquiti Networks, Inc.*	900	40,923
ViaSat, Inc.*	12,200	842,288

		91,957,239

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	44,920	4,116,918
Anixter International, Inc.	7,700	781,704
Arrow Electronics, Inc.*	34,800	2,065,728
Avnet, Inc.	38,720	1,801,641
AVX Corp.	26,900	354,542
Belden, Inc.	17,100	1,190,160
Benchmark Electronics, Inc.*	1,600	36,240
CDW Corp.	5,000	137,200
Cognex Corp.*	29,800	1,009,028
Coherent, Inc.*	7,000	457,450
Corning, Inc.	371,490	7,734,422
Dolby Laboratories, Inc., Class A*	12,700	565,150
FEI Co.	10,800	1,112,616
FLIR Systems, Inc.	42,200	1,519,200
Ingram Micro, Inc., Class A*	41,200	1,217,872
IPG Photonics Corp.*	9,100	646,828
Itron, Inc.*	9,610	341,539
Jabil Circuit, Inc.	68,100	1,225,800
Knowles Corp.*	25,045	790,671
Littelfuse, Inc.	6,500	608,660
National Instruments Corp.	35,700	1,024,233
OSI Systems, Inc.*	3,600	215,496
Plexus Corp.*	11,400	456,798
RealD, Inc.*	4,000	44,680
SYNNEX Corp.*	7,200	436,392
Tech Data Corp.*	11,200	682,752
Trimble Navigation Ltd.*	77,400	3,008,538
Universal Display Corp.*	2,100	67,011
Vishay Intertechnology, Inc.	39,600	589,248
Zebra Technologies Corp., Class A*	16,700	1,159,147

		35,397,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	53,600	$3,120,056
Angie’s List, Inc.*	10,600	129,108
AOL, Inc.*	20,956	917,244
Bankrate, Inc.*	12,000	203,280
Blucora, Inc.*	5,500	108,295
comScore, Inc.*	1,300	42,627
Conversant, Inc.*	17,800	501,070
Cornerstone OnDemand, Inc.*	11,500	550,505
CoStar Group, Inc.*	7,535	1,407,086
Dealertrack Technologies, Inc.*	13,300	654,227
Demandware, Inc.*	4,600	294,676
eBay, Inc.*	350,970	19,387,583
Equinix, Inc.*	14,400	2,661,696
Facebook, Inc., Class A*	454,700	27,391,128
Google, Inc., Class A*	71,725	79,938,230
IAC/InterActiveCorp	24,850	1,774,041
j2 Global, Inc.	14,600	730,730
LinkedIn Corp., Class A*	27,000	4,993,380
Liquidity Services, Inc.*	7,700	200,585
Marketo, Inc.*	5,900	192,753
NIC, Inc.	18,100	349,511
OpenTable, Inc.*	5,500	423,115
Pandora Media, Inc.*	39,500	1,197,640
Rackspace Hosting, Inc.*	31,500	1,033,830
SPS Commerce, Inc.*	500	30,725
Trulia, Inc.*	6,900	229,080
Twitter, Inc.*	21,900	1,022,073
United Online, Inc.	8,300	95,948
VeriSign, Inc.*	35,250	1,900,328
Vistaprint N.V.*	9,700	477,434
Web.com Group, Inc.*	10,600	360,718
WebMD Health Corp.*	4,800	198,720
Yahoo!, Inc.*	249,550	8,958,845
Yelp, Inc.*	8,300	638,519
Zillow, Inc., Class A*	7,500	660,750

		162,775,536

IT Services (3.4%)
Accenture plc, Class A	170,900	13,624,148
Acxiom Corp.*	23,800	818,601
Alliance Data Systems Corp.*	14,500	3,950,525
Amdocs Ltd.	45,210	2,100,457
Automatic Data Processing, Inc.	131,850	10,186,731
Booz Allen Hamilton Holding Corp.	5,000	110,000
Broadridge Financial Solutions, Inc.	40,810	1,515,683
CACI International, Inc., Class A*	4,400	324,720
Cardtronics, Inc.*	14,100	547,785
Cognizant Technology Solutions Corp., Class A*	161,700	8,183,637
Computer Sciences Corp.	46,440	2,824,481
Convergys Corp.	37,300	817,243
CoreLogic, Inc.*	26,300	790,052
DST Systems, Inc.	11,580	1,097,668
EPAM Systems, Inc.*	4,200	138,180
Euronet Worldwide, Inc.*	14,700	611,373
EVERTEC, Inc.	15,900	392,730
Fidelity National Information Services, Inc.	83,225	4,448,376
Fiserv, Inc.*	75,500	4,280,095
FleetCor Technologies, Inc.*	19,300	2,221,430
Forrester Research, Inc.	800	28,680
Gartner, Inc.*	25,500	1,770,720
Genpact Ltd.*	41,700	726,414
Global Payments, Inc.	21,600	1,535,976
Heartland Payment Systems, Inc.	6,800	281,860
iGATE Corp.*	3,400	107,236
International Business Machines Corp.	262,531	50,534,592
Jack Henry & Associates, Inc.	23,030	1,284,153
Leidos Holdings, Inc.	21,037	744,079
ManTech International Corp., Class A	11,200	329,392
MasterCard, Inc., Class A	313,200	23,396,040
MAXIMUS, Inc.	24,800	1,112,528
NeuStar, Inc., Class A*	17,390	565,349
Paychex, Inc.	94,910	4,043,166
Sapient Corp.*	34,200	583,452
Science Applications International Corp.	12,021	449,465
Syntel, Inc.*	4,700	422,530
TeleTech Holdings, Inc.*	19,950	488,975
Teradata Corp.*	49,760	2,447,694
Total System Services, Inc.	46,200	1,404,942
Unisys Corp.*	15,096	459,824
Vantiv, Inc., Class A*	24,800	749,456
VeriFone Systems, Inc.*	29,900	1,011,218
Visa, Inc., Class A	138,950	29,993,747
Western Union Co.	167,560	2,741,282
WEX, Inc.*	14,500	1,378,225
Xerox Corp.	333,731	3,771,160

		191,346,070

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	188,500	755,885
Altera Corp.	86,250	3,125,700
Analog Devices, Inc.	89,870	4,775,692
Applied Materials, Inc.	332,820	6,796,184
Atmel Corp.*	163,000	1,362,680
Avago Technologies Ltd.	66,900	4,309,029
Broadcom Corp., Class A	165,270	5,202,700
Cavium, Inc.*	16,300	712,799
Cirrus Logic, Inc.*	9,300	184,791
Cree, Inc.*	32,700	1,849,512
Cypress Semiconductor Corp.*	21,100	216,697
Entegris, Inc.*	30,140	364,995
Fairchild Semiconductor International, Inc.*	36,000	496,440
First Solar, Inc.*	17,400	1,214,346
Freescale Semiconductor Ltd.*	15,000	366,150
GT Advanced Technologies, Inc.*	35,800	610,390
Hittite Microwave Corp.	12,800	806,912
Intel Corp.	1,322,090	34,123,143
International Rectifier Corp.*	21,300	583,620
Intersil Corp., Class A	15,400	198,968
KLA-Tencor Corp.	47,080	3,255,111
Lam Research Corp.*	46,175	2,539,625
Linear Technology Corp.	67,650	3,293,878
LSI Corp.	185,000	2,047,950
Marvell Technology Group Ltd.	129,930	2,046,397
Maxim Integrated Products, Inc.	81,250	2,691,000
Microchip Technology, Inc.	55,700	2,660,232
Micron Technology, Inc.*	284,050	6,720,623
Microsemi Corp.*	31,400	785,942
MKS Instruments, Inc.	15,800	472,262
Monolithic Power Systems, Inc.*	4,900	189,973
NVIDIA Corp.	161,260	2,888,167
OmniVision Technologies, Inc.*	19,350	342,495
ON Semiconductor Corp.*	162,500	1,527,500
PMC-Sierra, Inc.*	47,500	361,475
Power Integrations, Inc.	9,100	598,598
Rambus, Inc.*	6,400	68,800
RF Micro Devices, Inc.*	74,800	589,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	22,600	$572,684
Silicon Laboratories, Inc.*	13,440	702,240
Skyworks Solutions, Inc.*	59,100	2,217,432
SunEdison, Inc.*	73,470	1,384,175
Synaptics, Inc.*	10,300	618,206
Teradyne, Inc.*	61,310	1,219,456
Texas Instruments, Inc.	303,390	14,304,839
TriQuint Semiconductor, Inc.*	37,300	499,447
Ultratech, Inc.*	1,100	32,109
Veeco Instruments, Inc.*	11,300	473,809
Xilinx, Inc.	70,200	3,809,754

		126,970,236

Software (3.8%)
ACI Worldwide, Inc.*	12,500	739,875
Activision Blizzard, Inc.	73,400	1,500,296
Adobe Systems, Inc.*	136,420	8,968,251
Advent Software, Inc.	14,000	411,040
ANSYS, Inc.*	28,900	2,225,878
Aspen Technology, Inc.*	32,500	1,376,700
Autodesk, Inc.*	62,550	3,076,209
Blackbaud, Inc.	13,000	406,900
CA, Inc.	93,050	2,881,758
Cadence Design Systems, Inc.*	82,930	1,288,732
Citrix Systems, Inc.*	57,050	3,276,381
CommVault Systems, Inc.*	15,300	993,735
Compuware Corp.	85,050	893,025
Concur Technologies, Inc.*	14,000	1,386,980
Electronic Arts, Inc.*	87,900	2,549,979
EPIQ Systems, Inc.	30,400	414,352
FactSet Research Systems, Inc.	12,500	1,347,625
Fair Isaac Corp.	13,100	724,692
FireEye, Inc.*	4,800	295,536
Fortinet, Inc.*	40,400	890,012
Guidewire Software, Inc.*	13,500	662,175
Infoblox, Inc.*	14,200	284,852
Informatica Corp.*	37,700	1,424,306
Intuit, Inc.	84,250	6,548,753
Manhattan Associates, Inc.*	24,000	840,720
Mentor Graphics Corp.	37,800	832,356
MICROS Systems, Inc.*	22,100	1,169,753
Microsoft Corp.	2,221,150	91,044,939
MicroStrategy, Inc., Class A*	1,100	126,929
NetSuite, Inc.*	8,900	843,987
Nuance Communications, Inc.*	84,490	1,450,693
Oracle Corp.	902,412	36,917,675
Pegasystems, Inc.	8,100	286,092
Progress Software Corp.*	19,000	414,200
Proofpoint, Inc.*	4,400	163,152
PTC, Inc.*	33,950	1,202,849
Qlik Technologies, Inc.*	23,900	635,501
RealPage, Inc.*	100	1,816
Red Hat, Inc.*	53,800	2,850,324
Rovi Corp.*	41,550	946,509
Salesforce.com, Inc.*	162,700	9,288,543
ServiceNow, Inc.*	22,400	1,342,208
SolarWinds, Inc.*	19,400	827,022
Solera Holdings, Inc.	21,110	1,337,107
Splunk, Inc.*	29,100	2,080,359
SS&C Technologies Holdings, Inc.*	14,100	564,282
Symantec Corp.	197,790	3,949,866
Synchronoss Technologies, Inc.*	10,910	374,104
Synopsys, Inc.*	48,120	1,848,289
Take-Two Interactive Software, Inc.*	25,700	563,601
TIBCO Software, Inc.*	60,140	1,222,045
TiVo, Inc.*	39,400	521,262
Tyler Technologies, Inc.*	9,400	786,592
Ultimate Software Group, Inc.*	6,600	904,200
Verint Systems, Inc.*	14,800	694,564
VirnetX Holding Corp.*	1,500	21,270
VMware, Inc., Class A*	23,100	2,495,262
Workday, Inc., Class A*	10,400	950,872
Zynga, Inc., Class A*	123,800	532,340

		214,599,325

Technology Hardware, Storage & Peripherals (3.3%)
3D Systems Corp.*	28,530	1,687,550
Apple, Inc.	249,650	133,997,141
Cray, Inc.*	1,400	52,248
Diebold, Inc.	16,050	640,234
Electronics for Imaging, Inc.*	12,900	558,699
EMC Corp.	570,890	15,648,095
Fusion-io, Inc.*	21,000	220,920
Hewlett-Packard Co.	517,032	16,731,156
Lexmark International, Inc., Class A	18,690	865,160
NCR Corp.*	45,900	1,677,645
NetApp, Inc.	94,750	3,496,275
QLogic Corp.*	19,100	243,525
SanDisk Corp.	62,290	5,057,325
Stratasys Ltd.*	9,000	954,810
Western Digital Corp.	59,770	5,488,081

		187,318,864

Total Information Technology		1,010,364,934

Materials (3.8%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	55,380	6,592,435
Airgas, Inc.	21,400	2,279,314
Albemarle Corp.	23,000	1,527,660
Ashland, Inc.	21,064	2,095,447
Axiall Corp.	20,500	920,860
Balchem Corp.	3,500	182,420
Cabot Corp.	19,700	1,163,482
Celanese Corp.	44,500	2,470,195
CF Industries Holdings, Inc.	16,802	4,379,274
Chemtura Corp.*	31,600	799,164
Cytec Industries, Inc.	11,900	1,161,559
Dow Chemical Co.	325,880	15,834,509
E.I. du Pont de Nemours & Co.	246,640	16,549,544
Eastman Chemical Co.	45,428	3,916,348
Ecolab, Inc.	71,288	7,698,391
FMC Corp.	38,600	2,955,216
H.B. Fuller Co.	16,100	777,308
Huntsman Corp.	55,200	1,347,984
International Flavors & Fragrances, Inc.	22,000	2,104,740
LyondellBasell Industries N.V., Class A	102,900	9,151,926
Minerals Technologies, Inc.	11,400	735,984
Monsanto Co.	143,100	16,280,487
Mosaic Co.	86,530	4,326,500
NewMarket Corp.	3,300	1,289,574
Olin Corp.	29,800	822,778
PolyOne Corp.	31,700	1,162,122
PPG Industries, Inc.	39,300	7,602,978
Praxair, Inc.	80,400	10,529,988
Rockwood Holdings, Inc.	19,730	1,467,912
RPM International, Inc.	37,150	1,554,356
Scotts Miracle-Gro Co., Class A	11,900	729,232
Sensient Technologies Corp.	20,600	1,162,046
Sherwin-Williams Co.	24,500	4,829,685
Sigma-Aldrich Corp.	34,900	3,258,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Taminco Corp.*	500	$10,505
Valspar Corp.	25,300	1,824,636
W.R. Grace & Co.*	22,000	2,181,740
Westlake Chemical Corp.	14,400	952,992

		144,630,253

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,276,704
Martin Marietta Materials, Inc.	13,600	1,745,560
Texas Industries, Inc.*	5,900	528,758
Vulcan Materials Co.	40,100	2,664,645

		6,215,667

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,335,220
Avery Dennison Corp.	26,550	1,345,288
Ball Corp.	47,300	2,592,513
Bemis Co., Inc.	29,800	1,169,352
Crown Holdings, Inc.*	46,350	2,073,699
Graphic Packaging Holding Co.*	59,600	605,536
Greif, Inc., Class A	11,400	598,386
MeadWestvaco Corp.	49,400	1,859,416
Owens-Illinois, Inc.*	46,650	1,578,170
Packaging Corp. of America	26,500	1,864,805
Rock-Tenn Co., Class A	19,300	2,037,501
Sealed Air Corp.	55,360	1,819,683
Silgan Holdings, Inc.	20,400	1,010,208
Sonoco Products Co.	32,660	1,339,713

		21,229,490

Metals & Mining (0.6%)
Alcoa, Inc.	296,150	3,811,450
Allegheny Technologies, Inc.	35,260	1,328,597
Carpenter Technology Corp.	14,900	983,996
Cliffs Natural Resources, Inc.	48,640	995,174
Commercial Metals Co.	49,390	932,483
Compass Minerals International, Inc.	12,400	1,023,248
Freeport-McMoRan Copper & Gold, Inc.	281,094	9,295,779
Newmont Mining Corp.	147,600	3,459,744
Nucor Corp.	87,620	4,428,315
Reliance Steel & Aluminum Co.	22,200	1,568,652
Royal Gold, Inc.	18,000	1,127,160
Southern Copper Corp.	50,544	1,471,336
Steel Dynamics, Inc.	71,300	1,268,427
Stillwater Mining Co.*	31,500	466,515
Tahoe Resources, Inc.*	19,500	412,425
United States Steel Corp.	51,590	1,424,400
Worthington Industries, Inc.	15,600	596,700

		34,594,401

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	650	40,735
Domtar Corp.	9,240	1,036,913
International Paper Co.	126,350	5,796,938
KapStone Paper and Packaging Corp.*	23,200	669,088
Louisiana-Pacific Corp.*	42,500	716,975
Schweitzer-Mauduit International, Inc.	2,000	85,180

		8,345,829

Total Materials		215,015,640

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.1%)
8x8, Inc.*	1,000	10,810
AT&T, Inc.	1,441,784	50,563,365
Cbeyond, Inc.*	800	5,800
CenturyLink, Inc.	172,879	5,677,346
Cincinnati Bell, Inc.*	10,800	37,368
Cogent Communications Group, Inc.	12,800	454,784
Consolidated Communications Holdings, Inc.	2,300	46,023
FairPoint Communications, Inc.*	1,500	20,400
Frontier Communications Corp.	280,290	1,597,653
General Communication, Inc., Class A*	2,200	25,102
Hawaiian Telcom Holdco, Inc.*	600	17,094
IDT Corp., Class B	2,400	39,984
inContact, Inc.*	6,800	65,280
Intelsat S.A.*	4,100	76,752
Iridium Communications, Inc.*	300	2,253
Level 3 Communications, Inc.*	46,946	1,837,466
Lumos Networks Corp.	100	1,337
magicJack VocalTec Ltd.*	100	2,123
ORBCOMM, Inc.*	3,100	21,235
Premiere Global Services, Inc.*	1,700	20,502
Straight Path Communications, Inc., Class B*	2,300	16,928
Towerstream Corp.*	3,000	7,050
tw telecom, Inc.*	42,700	1,334,802
Verizon Communications, Inc.	1,106,040	52,614,323
Windstream Holdings, Inc.	203,711	1,678,579

		116,174,359

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,100	21,018
Leap Wireless International, Inc.(b)*	1,900	4,788
NTELOS Holdings Corp.	3,600	48,600
RingCentral, Inc., Class A*	2,000	36,200
SBA Communications Corp., Class A*	37,500	3,411,000
Shenandoah Telecommunications Co.	300	9,687
Sprint Corp.*	240,579	2,210,921
Telephone & Data Systems, Inc.	28,186	738,755
T-Mobile US, Inc.*	53,900	1,780,317
U.S. Cellular Corp.	1,300	53,313
USA Mobility, Inc.	1,900	34,523

		8,349,122

Total Telecommunication Services		124,523,481

Utilities (3.0%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	550,410
American Electric Power Co., Inc.	130,470	6,609,610
Cleco Corp.	16,100	814,338
Duke Energy Corp.	187,885	13,381,170
Edison International	91,260	5,166,229
Entergy Corp.	51,000	3,409,350
Exelon Corp.	235,456	7,901,903
FirstEnergy Corp.	118,804	4,042,900
Great Plains Energy, Inc.	43,600	1,178,944
Hawaiian Electric Industries, Inc.	34,200	869,364
IDACORP, Inc.	11,450	635,131
ITC Holdings Corp.	44,400	1,658,340
NextEra Energy, Inc.	111,450	10,656,849
Northeast Utilities	82,209	3,740,510
OGE Energy Corp.	60,600	2,227,656
Pepco Holdings, Inc.	69,250	1,418,240
Pinnacle West Capital Corp.	32,500	1,776,450
PNM Resources, Inc.	28,700	775,761
Portland General Electric Co.	28,500	921,690
PPL Corp.	174,850	5,794,529
Southern Co.	231,050	10,152,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
UIL Holdings Corp.	18,500	$680,985
UNS Energy Corp.	12,200	732,366
Westar Energy, Inc.	30,000	1,054,800
Xcel Energy, Inc.	136,180	4,134,425

		90,284,287

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,404,320
Atmos Energy Corp.	25,200	1,187,676
National Fuel Gas Co.	21,100	1,477,844
New Jersey Resources Corp.	9,800	488,040
ONE Gas, Inc.*	14,125	507,511
Piedmont Natural Gas Co., Inc.	19,900	704,261
Questar Corp.	47,000	1,117,660
South Jersey Industries, Inc.	12,100	678,689
Southwest Gas Corp.	17,200	919,340
UGI Corp.	32,450	1,480,045
WGL Holdings, Inc.	19,100	765,146

		10,730,532

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	170,395	2,433,240
Calpine Corp.*	93,800	1,961,358
Dynegy, Inc.*	28,400	708,296
NRG Energy, Inc.	81,521	2,592,368

		7,695,262

Multi-Utilities (1.0%)
Alliant Energy Corp.	26,900	1,528,189
Ameren Corp.	65,000	2,678,000
Avista Corp.	19,200	588,480
Black Hills Corp.	13,000	749,450
CenterPoint Energy, Inc.	116,450	2,758,700
CMS Energy Corp.	71,500	2,093,520
Consolidated Edison, Inc.	82,600	4,431,490
Dominion Resources, Inc.	157,450	11,177,375
DTE Energy Co.	46,500	3,454,485
Integrys Energy Group, Inc.	20,300	1,210,895
MDU Resources Group, Inc.	48,250	1,655,458
NiSource, Inc.	79,300	2,817,529
NorthWestern Corp.	8,700	412,641
PG&E Corp.	121,220	5,236,704
Public Service Enterprise Group, Inc.	140,800	5,370,112
SCANA Corp.	38,550	1,978,386
Sempra Energy	66,590	6,443,248
TECO Energy, Inc.	59,350	1,017,853
Vectren Corp.	18,000	709,020
Wisconsin Energy Corp.	64,400	2,997,820

		59,309,355

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	1,997,600
Aqua America, Inc.	50,062	1,255,054

		3,252,654

Total Utilities		171,272,090

Total Common Stocks (99.0%) (Cost $3,094,429,737)		5,579,905,831

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc.,expiring 12/31/49* (Cost $—)	8,800	5,720

Total Investments (99.0%) (Cost $3,094,429,737)		5,579,911,551
Other Assets Less Liabilities (1.0%)		54,039,777

Net Assets (100%)		$5,633,951,328

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,890,080.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	44	June-14	$5,135,739	$5,150,200	$14,461
S&P 500 E-Mini Index	393	June-14	36,311,804	36,639,390	327,586

					$342,047

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$720,899,223	$—	$—	$720,899,223
Consumer Staples	463,900,974	3,802,856	—	467,703,830
Energy	517,237,011	—	—	517,237,011
Financials	984,016,434	—	—	984,016,434
Health Care	725,604,164	—	—	725,604,164
Industrials	643,269,024	—	—	643,269,024
Information Technology	1,010,364,934	—	—	1,010,364,934
Materials	215,015,640	—	—	215,015,640
Telecommunication Services	124,518,693	4,788	—	124,523,481
Utilities	171,272,090	—	—	171,272,090
Futures	342,047	—	—	342,047
Rights
Health Care	5,720	—	—	5,720

Total Assets	$5,576,445,954	$3,807,644	$—	$5,580,253,598

Total Liabilities	$—	$—	$—	$—

Total	$5,576,445,954	$3,807,644	$—	$5,580,253,598

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,405,038
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$160,162,083

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,708,852,105
Aggregate gross unrealized depreciation	(265,680,864)

Net unrealized appreciation	$2,443,171,241

Federal income tax cost of investments	$3,136,740,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	350	$37,100

Total Consumer Staples		37,100

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Chesapeake Energy Corp.
5.750%§	245	273,941
Sanchez Energy Corp.
6.500%§	1,500	114,165

Total Energy		388,106

Financials (7.7%)
Banks (4.1%)
Huntington Bancshares, Inc./Ohio
8.500%	224	288,962
KeyCorp
7.750%	1,000	129,813
Wells Fargo & Co.
7.500%	200	234,600

		653,375

Insurance (0.3%)
Maiden Holdings Ltd.
7.250%	1,000	48,850

Real Estate Investment Trusts (REITs) (3.3%)
Crown Castle International Corp.
4.500%	1,192	120,857
Health Care REIT, Inc.
6.500%	2,250	124,942
iStar Financial, Inc.
4.500%	2,000	128,500
Weyerhaeuser Co.
6.375%	2,726	148,840

		523,139

Total Financials		1,225,364

Health Care (0.5%)
Health Care Equipment & Supplies (0.5%)
Alere, Inc.
3.000%	270	76,005

Total Health Care		76,005

Industrials (2.8%)
Aerospace & Defense (1.2%)
United Technologies Corp.
7.500%	2,904	193,319

Machinery (0.7%)
Stanley Black & Decker, Inc.
6.250%	1,000	107,940

Road & Rail (0.9%)
Genesee & Wyoming, Inc.
5.000%	1,161	148,434

Total Industrials		449,693

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Intelsat S.A.
5.750%	1,050	56,332

Total Telecommunication Services		56,332

Total Convertible Preferred Stock (13.9%) (Cost $2,218,632)		2,232,600

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (29.7%)
SPDR® Barclays Convertible Securities ETF (Cost $4,608,288)	99,000	4,790,610

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (51.4%)
Consumer Discretionary (8.3%)
Automobiles (1.2%)
Ford Motor Co.
4.250%, 11/15/16	$73,000	132,176
Tesla Motors, Inc.
1.500%, 6/1/18	16,000	28,680
0.250%, 3/1/19	10,000	9,206
1.250%, 3/1/21	25,000	22,625

		192,687

Hotels, Restaurants & Leisure (1.0%)
MGM Resorts International
4.250%, 4/15/15	105,000	152,841

Household Durables (2.2%)
Jarden Corp.
1.875%, 9/15/18	110,000	152,969
Lennar Corp.
3.250%, 11/15/21§	16,000	28,490
Ryland Group, Inc.
1.625%, 5/15/18	115,000	163,588

		345,047

Internet & Catalog Retail (1.5%)
HomeAway, Inc.
0.125%, 4/1/19(b)§	17,000	17,276
priceline.com, Inc.
1.000%, 3/15/18	157,000	222,253

		239,529

Media (1.7%)
Liberty Interactive LLC
0.750%, 3/30/43§	130,000	161,119
Liberty Media Corp.
1.375%, 10/15/23§	120,000	112,575

		273,694

Specialty Retail (0.7%)
Group 1 Automotive, Inc.
3.000%, 3/15/20	58,000	107,227

Total Consumer Discretionary		1,311,025

Consumer Staples (0.4%)
Tobacco (0.4%)
Vector Group Ltd.
1.750%, 4/15/20	65,000	67,803

Total Consumer Staples		67,803

Energy (1.4%)
Energy Equipment & Services (0.4%)
SEACOR Holdings, Inc.
2.500%, 12/15/27	60,000	71,513

Oil, Gas & Consumable Fuels (1.0%)
Cobalt International Energy, Inc.
2.625%, 12/1/19	172,000	162,002

Total Energy		233,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (3.0%)
Capital Markets (0.2%)
Walter Investment Management Corp.
4.500%, 11/1/19	$35,000	$33,031

Consumer Finance (1.2%)
DFC Global Corp.
3.000%, 4/1/28	30,000	27,562
Encore Capital Group, Inc.
3.000%, 7/1/20§	75,000	86,859
Portfolio Recovery Associates, Inc.
3.000%, 8/1/20§	64,000	75,920

		190,341

Insurance (0.7%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	118,453

Real Estate Investment Trusts (REITs) (0.6%)
Colony Financial, Inc.
5.000%, 4/15/23	35,000	37,034
Digital Realty Trust LP
5.500%, 4/15/29§	3,000	4,097
iStar Financial, Inc.
3.000%, 11/15/16	36,000	50,827
National Health Investors, Inc.
3.250%, 4/1/21	12,000	11,932

		103,890

Real Estate Management & Development (0.3%)
Forest City Enterprises, Inc.
4.250%, 8/15/18	40,000	44,700

Total Financials		490,415

Health Care (16.5%)
Biotechnology (8.5%)
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	133,200
Cepheid, Inc.
1.250%, 2/1/21§	62,000	66,805
Cubist Pharmaceuticals, Inc.
1.875%, 9/1/20(m)	150,000	180,937
Emergent Biosolutions, Inc.
2.875%, 1/15/21§	58,000	62,350
Gilead Sciences, Inc.
1.625%, 5/1/16	122,000	379,496
Incyte Corp. Ltd.
0.375%, 11/15/18§	17,000	21,558
1.250%, 11/15/20§	38,000	48,688
Medivation, Inc.
2.625%, 4/1/17	100,000	142,562
Orexigen Therapeutics, Inc.
2.750%, 12/1/20§	119,000	130,826
Regeneron Pharmaceuticals, Inc.
1.875%, 10/1/16	10,000	35,669
Spectrum Pharmaceuticals, Inc.
2.750%, 12/15/18§	78,000	77,415
Theravance, Inc.
2.125%, 1/15/23	75,000	96,656

		1,376,162

Health Care Equipment & Supplies (0.8%)
Endologix, Inc.
2.250%, 12/15/18	74,000	70,254
Teleflex, Inc.
3.875%, 8/1/17	38,000	67,379

		137,633

Health Care Providers & Services (3.8%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	90,000	122,456
HealthSouth Corp.
2.000%, 12/1/43	125,000	136,797
Molina Healthcare, Inc.
1.125%, 1/15/20	100,000	112,062
Omnicare, Inc.
3.500%, 2/15/44	146,000	147,278
WellPoint, Inc.
2.750%, 10/15/42	50,000	73,094

		591,687

Life Sciences Tools & Services (1.2%)
Fluidigm Corp.
2.750%, 2/1/34	46,000	52,469
Illumina, Inc.
0.250%, 3/15/16§	78,000	141,765

		194,234

Pharmaceuticals (2.2%)
Auxilium Pharmaceuticals, Inc.
1.500%, 7/15/18	60,000	79,275
Medicines Co.
1.375%, 6/1/17	70,000	85,181
Mylan, Inc.
3.750%, 9/15/15	20,000	73,512
Salix Pharmaceuticals Ltd.
1.500%, 3/15/19	66,000	111,581

		349,549

Total Health Care		2,649,265

Industrials (3.6%)
Air Freight & Logistics (0.5%)
UTi Worldwide, Inc.
4.500%, 3/1/19§	46,000	48,990
XPO Logistics, Inc.
4.500%, 10/1/17	18,000	33,750

		82,740

Airlines (1.1%)
Hawaiian Holdings, Inc.
5.000%, 3/15/16	30,000	55,181
United Airlines, Inc.
4.500%, 1/15/15	54,000	128,317

		183,498

Electrical Equipment (0.5%)
EnerSys, Inc.
3.375%, 6/1/38(e)	15,000	26,034
General Cable Corp.
5.000%, 11/15/29(e)	20,000	20,075
SolarCity Corp.
2.750%, 11/1/18	30,000	38,663

		84,772

Machinery (0.8%)
Chart Industries, Inc.
2.000%, 8/1/18	60,000	80,512
Terex Corp.
4.000%, 6/1/15	20,000	54,713

		135,225

Road & Rail (0.7%)
Avis Budget Group, Inc.
3.500%, 10/1/14	36,000	108,900

Total Industrials		595,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (17.9%)
Communications Equipment (1.4%)
Ciena Corp.
4.000%, 3/15/15(m)	$115,000	$145,187
3.750%, 10/15/18§	53,000	74,167

		219,354

Electronic Equipment, Instruments & Components (0.9%)
TTM Technologies, Inc.
1.750%, 12/15/20	107,000	118,503
Vishay Intertechnology, Inc.
2.250%, 11/15/40§	30,000	34,913

		153,416

Internet Software & Services (2.7%)
Equinix, Inc.
4.750%, 6/15/16	51,000	115,101
VeriSign, Inc.
3.250%, 8/15/37	102,000	168,173
Yahoo!, Inc.
(Zero Coupon), 12/1/18§	147,000	149,389

		432,663

IT Services (0.6%)
Cardtronics, Inc.
1.000%, 12/1/20§	33,000	32,216
ServiceSource International, Inc.
1.500%, 8/1/18§	59,000	55,423

		87,639

Semiconductors & Semiconductor Equipment (6.2%)
Microchip Technology, Inc.
2.125%, 12/15/37	96,000	178,080
Micron Technology, Inc.
2.375%, 5/1/32	100,000	251,312
Novellus Systems, Inc.
2.625%, 5/15/41	139,000	237,256
ON Semiconductor Corp.
2.625%, 12/15/26	124,000	151,280
Rambus, Inc.
1.125%, 8/15/18§	43,000	48,133
SunEdison, Inc.
2.000%, 10/1/18§	70,000	101,762
2.750%, 1/1/21§	17,000	25,192

		993,015

Software (4.9%)
Cadence Design Systems, Inc.
2.625%, 6/1/15	45,000	93,066
Electronic Arts, Inc.
0.750%, 7/15/16	59,000	68,551
Nuance Communications, Inc.
2.750%, 8/15/27	120,000	128,625
Salesforce.com, Inc.
0.250%, 4/1/18§	300,000	339,938
ServiceNow, Inc.
(Zero Coupon), 11/1/18§	35,000	37,494
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	100,000	131,313

		798,987

Technology Hardware, Storage & Peripherals (1.2%)
SanDisk Corp.
1.500%, 8/15/17	70,000	115,106
0.500%, 10/15/20§	75,000	82,594

		197,700

Total Information Technology		2,882,774

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
JDS Uniphase Corp.
0.625%, 8/15/33(m)	47,000	49,409

Total Telecommunication Services		49,409

Total Convertible Bonds		8,279,341

Total Long-Term Debt Securities (51.4%) (Cost $7,917,928)		8,279,341

Total Investments (95.0%) (Cost $14,744,848)		15,302,551
Other Assets Less Liabilities (5.0%)		797,335

Net Assets (100%)		$16,099,886

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $2,454,060 or 15.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $375,533 or 2.3% of net assets.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,311,025	$—	$1,311,025
Consumer Staples	—	67,803	—	67,803
Energy	—	233,515	—	233,515
Financials	—	490,415	—	490,415
Health Care	—	2,649,265	—	2,649,265
Industrials	—	595,135	—	595,135
Information Technology	—	2,882,774	—	2,882,774
Telecommunication Services	—	49,409	—	49,409
Convertible Preferred Stocks
Consumer Staples	37,100	—	—	37,100
Energy	—	388,106	—	388,106
Financials	967,051	258,313	—	1,225,364
Health Care	—	76,005	—	76,005
Industrials	301,259	148,434	—	449,693
Telecommunication Services	56,332	—	—	56,332
Investment Companies
Exchange Traded Funds (ETFs)	4,790,610	—	—	4,790,610

Total Assets	$6,152,352	$9,150,199	$—	$15,302,551

Total Liabilities	$—	$—	$—	$—

Total	$6,152,352	$9,150,199	$—	$15,302,551

(a)	Securities with a market value of $205,818 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,493,054
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,300,285

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$748,424
Aggregate gross unrealized depreciation	(193,939)

Net unrealized appreciation	$554,485

Federal income tax cost of investments	$14,748,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (31.4%)
Consumer Discretionary (1.9%)
Auto Components (0.1%)
Delphi Corp.
6.125%, 5/15/21	$1,500,000	$1,663,125
4.150%, 3/15/24	825,000	826,031
Johnson Controls, Inc.
5.000%, 3/30/20	874,000	974,754
4.250%, 3/1/21	680,000	726,042

		4,189,952

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	172,958
3.875%, 5/15/23	250,000	233,125
Carnival Corp.
1.875%, 12/15/17	555,000	555,481
3.950%, 10/15/20	666,000	682,293
Darden Restaurants, Inc.
4.500%, 10/15/21	480,000	472,150
3.350%, 11/1/22	500,000	450,080
Hyatt Hotels Corp.
3.875%, 8/15/16	305,000	322,730
5.375%, 8/15/21	305,000	334,531
International Game Technology
7.500%, 6/15/19	202,000	237,150
5.500%, 6/15/20	55,000	59,639
Marriott International, Inc.
3.375%, 10/15/20	626,000	629,928
3.250%, 9/15/22	1,611,000	1,554,988
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,144,389
5.350%, 3/1/18	923,000	1,046,612
5.000%, 2/1/19	750,000	846,266
3.500%, 7/15/20	83,000	87,515
3.625%, 5/20/21	400,000	418,738
Starbucks Corp.
0.875%, 12/5/16	286,000	284,534
6.250%, 8/15/17	555,000	642,496
3.850%, 10/1/23	850,000	863,143
Wyndham Worldwide Corp.
2.500%, 3/1/18	883,000	887,415
4.250%, 3/1/22	1,094,000	1,104,940
Yum! Brands, Inc.
4.250%, 9/15/15	1,138,000	1,194,379
5.300%, 9/15/19	55,000	61,213
3.875%, 11/1/20	1,125,000	1,165,391

		15,452,084

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	244,444
MDC Holdings, Inc.
5.500%, 1/15/24	626,000	642,902
Mohawk Industries, Inc.
3.850%, 2/1/23	1,111,000	1,095,273
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,154,000	1,233,689
NVR, Inc.
3.950%, 9/15/22	83,000	82,635
Tupperware Brands Corp.
4.750%, 6/1/21	455,000	480,346
Whirlpool Corp.
2.400%, 3/1/19	900,000	891,596
4.850%, 6/15/21	355,000	384,728
3.700%, 3/1/23	250,000	247,776

		5,303,389

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
0.650%, 11/27/15	750,000	751,025
1.200%, 11/29/17	1,500,000	1,483,013
2.500%, 11/29/22	1,111,000	1,035,484
Expedia, Inc.
7.456%, 8/15/18	500,000	588,125
5.950%, 8/15/20	1,305,000	1,445,288
QVC, Inc.
3.125%, 4/1/19§	333,000	334,414
5.125%, 7/2/22	500,000	520,200
4.375%, 3/15/23	300,000	295,350
4.850%, 4/1/24§	500,000	505,000

		6,957,899

Leisure Products (0.0%)
Mattel, Inc.
1.700%, 3/15/18	500,000	491,795
3.150%, 3/15/23	300,000	285,041

		776,836

Media (1.1%)
21st Century Fox America, Inc.
8.000%, 10/17/16	2,221,000	2,587,936
6.900%, 3/1/19	596,000	720,001
5.650%, 8/15/20	594,000	681,587
4.500%, 2/15/21	500,000	544,403
3.000%, 9/15/22	1,000,000	957,973
CBS Corp.
8.875%, 5/15/19	305,000	390,381
5.750%, 4/15/20	1,211,000	1,377,389
3.375%, 3/1/22	2,000,000	1,960,054
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	87,881
Comcast Corp.
5.900%, 3/15/16	2,428,000	2,668,555
6.500%, 1/15/17	1,707,000	1,951,067
5.700%, 7/1/19	1,244,000	1,438,770
5.150%, 3/1/20	2,739,000	3,114,288
3.125%, 7/15/22	938,000	926,668
2.850%, 1/15/23	2,000,000	1,931,701
Cox Communications, Inc.
5.500%, 10/1/15	1,055,000	1,125,385
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	1,062,000	1,101,891
2.400%, 3/15/17	2,000,000	2,040,094
1.750%, 1/15/18	1,000,000	983,957
5.875%, 10/1/19	666,000	757,199
5.200%, 3/15/20	604,000	664,115
4.600%, 2/15/21	1,312,000	1,383,340
5.000%, 3/1/21	1,666,000	1,796,226
3.800%, 3/15/22	850,000	845,840
4.450%, 4/1/24	1,500,000	1,498,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Discovery Communications LLC
3.700%, 6/1/15	$383,000	$396,391
5.050%, 6/1/20	2,173,000	2,414,999
4.375%, 6/15/21	62,000	65,657
3.300%, 5/15/22	500,000	488,261
3.250%, 4/1/23	1,000,000	961,422
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	671,442
Historic TW, Inc.
6.875%, 6/15/18	62,000	73,618
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	833,000	839,986
4.000%, 3/15/22	315,000	312,622
NBCUniversal Media LLC
3.650%, 4/30/15	3,000,000	3,104,209
5.150%, 4/30/20	1,983,000	2,249,176
4.375%, 4/1/21	1,971,000	2,136,747
2.875%, 1/15/23	156,000	149,571
Omnicom Group, Inc.
5.900%, 4/15/16	62,000	67,950
6.250%, 7/15/19	584,000	683,161
4.450%, 8/15/20	1,280,000	1,372,871
3.625%, 5/1/22	1,169,000	1,158,010
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,624,000	2,053,657
Thomson Reuters Corp.
0.875%, 5/23/16	1,313,000	1,303,759
6.500%, 7/15/18	902,000	1,038,896
4.700%, 10/15/19	369,000	401,584
4.300%, 11/23/23	500,000	509,169
Time Warner Cable, Inc.
5.850%, 5/1/17	1,527,000	1,714,866
6.750%, 7/1/18	2,500,000	2,931,754
8.750%, 2/14/19	1,000,000	1,262,989
8.250%, 4/1/19	1,712,000	2,135,858
5.000%, 2/1/20	972,000	1,064,447
4.000%, 9/1/21	1,500,000	1,546,827
Time Warner, Inc.
5.875%, 11/15/16	1,391,000	1,560,014
4.875%, 3/15/20	2,476,000	2,729,251
4.700%, 1/15/21	1,812,000	1,984,554
3.400%, 6/15/22	455,000	450,196
4.050%, 12/15/23	1,250,000	1,283,748
Viacom, Inc.
6.250%, 4/30/16	1,279,000	1,414,339
3.500%, 4/1/17	156,000	165,328
2.500%, 9/1/18	200,000	203,367
2.200%, 4/1/19	600,000	596,250
5.625%, 9/15/19	1,529,000	1,756,807
3.875%, 12/15/21	125,000	128,060
3.125%, 6/15/22	500,000	482,606
3.250%, 3/15/23	1,000,000	957,660
4.250%, 9/1/23	1,000,000	1,030,800
Walt Disney Co.
0.450%, 12/1/15	1,000,000	999,833
6.000%, 7/17/17	401,000	460,673
1.100%, 12/1/17	2,000,000	1,975,565
5.500%, 3/15/19	500,000	579,358
3.750%, 6/1/21	114,000	120,094
2.750%, 8/16/21	1,000,000	982,217
2.550%, 2/15/22	2,000,000	1,900,436
2.350%, 12/1/22	583,000	541,766
WPP Finance 2010
4.750%, 11/21/21	160,000	171,388

		89,119,379

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,069,165
1.875%, 4/15/18	149,000	146,141
3.250%, 4/15/23	1,083,000	1,016,353
Family Dollar Stores, Inc.
5.000%, 2/1/21	255,000	268,973
Kohl’s Corp.
6.250%, 12/15/17	703,000	806,268
4.750%, 12/15/23	800,000	828,000
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,093,000	1,226,893
3.875%, 1/15/22	400,000	411,000
4.375%, 9/1/23	510,000	522,750
Nordstrom, Inc.
6.250%, 1/15/18	277,000	319,699
4.750%, 5/1/20	584,000	646,302
4.000%, 10/15/21	600,000	631,011
Target Corp.
5.875%, 7/15/16	1,000,000	1,112,675
6.000%, 1/15/18	1,394,000	1,604,493
3.875%, 7/15/20	1,000,000	1,067,068

		11,676,791

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	166,931
AutoZone, Inc.
4.000%, 11/15/20	1,911,000	1,998,786
3.700%, 4/15/22	350,000	351,565
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,230,522
Home Depot, Inc.
5.400%, 3/1/16	3,557,000	3,879,268
2.250%, 9/10/18	742,000	752,606
4.400%, 4/1/21	83,000	91,531
2.700%, 4/1/23	800,000	760,060
3.750%, 2/15/24	1,000,000	1,020,018
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	533,053
2.125%, 4/15/16	1,083,000	1,109,816
5.400%, 10/15/16	94,000	104,069
1.625%, 4/15/17	250,000	253,099
4.625%, 4/15/20	977,000	1,079,298
3.120%, 4/15/22	750,000	751,283
3.875%, 9/15/23	1,000,000	1,038,011
O’Reilly Automotive, Inc.
4.875%, 1/14/21	240,000	257,929
4.625%, 9/15/21	300,000	321,316
3.800%, 9/1/22	300,000	296,340
3.850%, 6/15/23	250,000	244,831
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,012,067
4.375%, 1/12/23	55,000	53,580
TJX Cos., Inc.
4.200%, 8/15/15	200,000	209,709
6.950%, 4/15/19	385,000	461,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/15/23	$405,000	$372,235

		18,349,822

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	437,000	450,824
6.125%, 12/1/17	55,000	62,635
NIKE, Inc.
2.250%, 5/1/23	405,000	373,361
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	299,290

		1,186,110

Total Consumer Discretionary		153,012,262

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,101,479
5.000%, 3/1/19	62,000	69,343
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	850,000	849,728
1.250%, 1/17/18	500,000	493,030
2.625%, 1/17/23	2,267,000	2,123,225
3.700%, 2/1/24	2,500,000	2,515,634
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 7/15/15	1,138,000	1,141,466
0.800%, 1/15/16	2,000,000	2,005,456
2.875%, 2/15/16	138,000	143,671
1.375%, 7/15/17	1,383,000	1,388,203
7.750%, 1/15/19	3,166,000	3,926,651
5.375%, 1/15/20	2,002,000	2,302,717
4.375%, 2/15/21	1,158,000	1,263,199
2.500%, 7/15/22	1,166,000	1,098,709
Beam, Inc.
5.375%, 1/15/16	45,000	48,184
1.750%, 6/15/18	500,000	486,259
3.250%, 5/15/22	250,000	243,430
3.250%, 6/15/23	500,000	481,961
Bottling Group LLC
5.125%, 1/15/19	846,000	957,744
Brown-Forman Corp.
2.500%, 1/15/16	305,000	314,100
1.000%, 1/15/18	500,000	485,535
Coca-Cola Co.
1.500%, 11/15/15	711,000	723,082
1.800%, 9/1/16	1,717,000	1,762,934
0.750%, 11/1/16	667,000	667,158
1.650%, 3/14/18	1,800,000	1,808,838
1.150%, 4/1/18	500,000	492,237
2.450%, 11/1/20	1,000,000	984,895
3.150%, 11/15/20	2,312,000	2,372,755
3.300%, 9/1/21	1,000,000	1,023,181
2.500%, 4/1/23	1,000,000	937,466
3.200%, 11/1/23	2,500,000	2,465,365
Coca-Cola Enterprises, Inc.
2.125%, 9/15/15	1,000,000	1,018,121
2.000%, 8/19/16	250,000	256,287
3.500%, 9/15/20	150,000	153,967
3.250%, 8/19/21	250,000	250,060
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,300,000	1,292,577
3.875%, 11/26/23	500,000	501,500
Diageo Capital plc
0.625%, 4/29/16	2,000,000	1,990,897
5.500%, 9/30/16	187,000	207,448
5.750%, 10/23/17	1,611,000	1,845,525
1.125%, 4/29/18	1,138,000	1,105,960
2.625%, 4/29/23	1,500,000	1,394,208
Diageo Finance B.V.
5.300%, 10/28/15	1,004,000	1,077,064
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	969,630
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,794,000	1,859,245
2.600%, 1/15/19	255,000	257,988
3.200%, 11/15/21	255,000	252,602
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	137,961
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	499,617
PepsiCo, Inc.
0.700%, 8/13/15	555,000	556,380
0.700%, 2/26/16	1,083,000	1,083,422
2.500%, 5/10/16	166,000	171,946
0.950%, 2/22/17	1,036,000	1,030,723
1.250%, 8/13/17	1,833,000	1,821,274
5.000%, 6/1/18	156,000	175,264
7.900%, 11/1/18	1,185,000	1,484,006
2.250%, 1/7/19	1,000,000	1,006,780
4.500%, 1/15/20	2,611,000	2,868,230
3.125%, 11/1/20	250,000	255,592
2.750%, 3/5/22	1,750,000	1,693,702
2.750%, 3/1/23	1,000,000	949,740
3.600%, 3/1/24	1,000,000	1,003,770

		65,849,121

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,685,000	1,891,073
1.125%, 12/15/17	1,000,000	985,378
1.700%, 12/15/19	1,000,000	966,419
CVS Caremark Corp.
3.250%, 5/18/15	1,892,000	1,946,659
6.125%, 8/15/16	346,000	385,397
5.750%, 6/1/17	1,456,000	1,649,735
2.250%, 12/5/18	694,000	694,165
4.750%, 5/18/20	304,000	333,721
2.750%, 12/1/22	2,000,000	1,888,039
Delhaize Group S.A.
4.125%, 4/10/19	305,000	316,115
Kroger Co.
3.900%, 10/1/15	639,000	668,330
6.400%, 8/15/17	55,000	63,096
6.150%, 1/15/20	1,557,000	1,818,182
3.400%, 4/15/22	350,000	346,954
3.850%, 8/1/23	1,250,000	1,241,861
4.000%, 2/1/24	190,000	190,537
Safeway, Inc.
6.350%, 8/15/17	319,000	364,058
5.000%, 8/15/19	501,000	512,899
3.950%, 8/15/20	1,151,000	1,168,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Sysco Corp.
5.250%, 2/12/18	$1,139,000	$1,269,645
Walgreen Co.
1.800%, 9/15/17	755,000	759,284
5.250%, 1/15/19	583,000	661,312
3.100%, 9/15/22	1,169,000	1,120,669
Wal-Mart Stores, Inc.
2.875%, 4/1/15	276,000	283,165
2.250%, 7/8/15	1,500,000	1,532,997
0.600%, 4/11/16	1,000,000	998,168
2.800%, 4/15/16	3,000,000	3,124,622
5.800%, 2/15/18	484,000	558,500
1.125%, 4/11/18	1,500,000	1,473,069
4.125%, 2/1/19	1,750,000	1,926,162
3.625%, 7/8/20	187,000	196,777
3.250%, 10/25/20	2,936,000	3,029,576
2.550%, 4/11/23	1,583,000	1,479,942

		35,844,771

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,475,281
4.479%, 3/1/21	138,000	149,960
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	488,000	512,550
4.100%, 3/15/16	250,000	264,050
8.500%, 6/15/19	565,000	697,007
Campbell Soup Co.
3.050%, 7/15/17	269,000	281,327
4.500%, 2/15/19	521,000	574,040
4.250%, 4/15/21	55,000	58,030
2.500%, 8/2/22	363,000	329,908
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	150,943
1.300%, 1/25/16	1,000,000	1,007,111
1.900%, 1/25/18	1,375,000	1,361,469
2.100%, 3/15/18	250,000	248,456
7.000%, 4/15/19	1,083,000	1,291,321
3.200%, 1/25/23	2,239,000	2,140,642
General Mills, Inc.
5.650%, 2/15/19	1,113,000	1,284,224
3.150%, 12/15/21	2,000,000	2,017,837
Hershey Co.
4.850%, 8/15/15	452,000	478,261
1.500%, 11/1/16	244,000	247,737
4.125%, 12/1/20	500,000	542,320
2.625%, 5/1/23	250,000	234,215
Hillshire Brands Co.
2.750%, 9/15/15	1,267,000	1,300,437
Hormel Foods Corp.
4.125%, 4/15/21	305,000	324,584
Ingredion, Inc.
3.200%, 11/1/15	324,000	334,880
1.800%, 9/25/17	250,000	249,350
4.625%, 11/1/20	269,000	287,916
J.M. Smucker Co.
3.500%, 10/15/21	683,000	699,760
Kellogg Co.
4.450%, 5/30/16	575,000	616,886
3.250%, 5/21/18	290,000	302,761
4.150%, 11/15/19	500,000	538,448
4.000%, 12/15/20	513,000	539,113
3.125%, 5/17/22	500,000	490,733
Kraft Foods Group, Inc.
1.625%, 6/4/15	1,000,000	1,010,666
2.250%, 6/5/17	1,000,000	1,023,531
6.125%, 8/23/18	1,138,000	1,326,539
5.375%, 2/10/20	1,163,000	1,330,036
3.500%, 6/6/22	1,611,000	1,617,228
McCormick & Co., Inc.
3.900%, 7/15/21	205,000	216,142
3.500%, 9/1/23	357,000	356,570
Mead Johnson Nutrition Co.
4.900%, 11/1/19	759,000	829,368
Mondelez International, Inc.
4.125%, 2/9/16	3,042,000	3,217,045
6.125%, 2/1/18	1,866,000	2,146,678
4.000%, 2/1/24	2,000,000	2,023,505
Tyson Foods, Inc.
4.500%, 6/15/22	1,263,000	1,316,678
Unilever Capital Corp.
2.750%, 2/10/16	700,000	728,088
0.850%, 8/2/17	1,500,000	1,471,826
4.800%, 2/15/19	1,296,000	1,451,292
2.200%, 3/6/19	500,000	501,002
4.250%, 2/10/21	350,000	379,860

		41,977,611

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	155,696
Clorox Co.
3.550%, 11/1/15	380,000	395,915
3.800%, 11/15/21	500,000	513,041
3.050%, 9/15/22	610,000	586,020
Colgate-Palmolive Co.
3.150%, 8/5/15	1,208,000	1,250,896
1.500%, 11/1/18	500,000	491,797
2.300%, 5/3/22	1,000,000	944,393
2.100%, 5/1/23	1,000,000	907,947
3.250%, 3/15/24	500,000	495,832
Energizer Holdings, Inc.
4.700%, 5/19/21	583,000	609,478
Kimberly-Clark Corp.
4.875%, 8/15/15	375,000	396,012
6.125%, 8/1/17	1,791,000	2,067,992
7.500%, 11/1/18	755,000	940,019
3.875%, 3/1/21	55,000	58,452
Procter & Gamble Co.
1.800%, 11/15/15	1,000,000	1,019,868
4.850%, 12/15/15	881,000	944,419
1.600%, 11/15/18	900,000	889,605
4.700%, 2/15/19	2,376,000	2,671,788
3.100%, 8/15/23	2,500,000	2,474,246

		17,813,416

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	76,075
6.500%, 3/1/19	1,000,000	1,115,584
4.600%, 3/15/20	360,000	366,468
5.000%, 3/15/23	111,000	111,054

		1,669,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.3%)
Altria Group, Inc.
4.125%, 9/11/15	$1,666,000	$1,747,836
9.700%, 11/10/18	867,000	1,140,486
9.250%, 8/6/19	2,437,000	3,204,489
4.750%, 5/5/21	861,000	939,292
2.850%, 8/9/22	1,611,000	1,509,013
2.950%, 5/2/23	156,000	144,555
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	374,441
8.125%, 6/23/19	498,000	616,117
6.875%, 5/1/20	1,221,000	1,424,616
3.750%, 5/20/23	500,000	473,532
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	622,447
1.625%, 3/20/17	250,000	253,431
1.125%, 8/21/17	1,000,000	990,157
5.650%, 5/16/18	2,510,000	2,885,783
1.875%, 1/15/19	500,000	494,228
4.500%, 3/26/20	1,000,000	1,096,710
4.125%, 5/17/21	300,000	323,854
2.500%, 8/22/22	1,000,000	935,949
2.625%, 3/6/23	1,083,000	1,010,089
3.600%, 11/15/23	600,000	596,975
Reynolds American, Inc.
1.050%, 10/30/15	100,000	99,931
6.750%, 6/15/17	900,000	1,035,000
3.250%, 11/1/22	649,000	613,901
4.850%, 9/15/23	1,500,000	1,577,742

		24,110,574

Total Consumer Staples		187,264,674

Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,016,122
BJ Services Co.
6.000%, 6/1/18	200,000	228,187
Cameron International Corp.
1.150%, 12/15/16	468,000	469,829
6.375%, 7/15/18	255,000	298,534
4.500%, 6/1/21	350,000	375,728
4.000%, 12/15/23	750,000	750,887
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	525,316
5.875%, 5/1/19	841,000	976,424
Ensco plc
3.250%, 3/15/16	412,000	430,044
4.700%, 3/15/21	2,166,000	2,322,561
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	249,407
3.450%, 10/1/22	400,000	383,683
Halliburton Co.
2.000%, 8/1/18	250,000	250,396
6.150%, 9/15/19	1,678,000	1,992,988
3.250%, 11/15/21	305,000	312,056
3.500%, 8/1/23	700,000	699,836
Nabors Industries, Inc.
2.350%, 9/15/16§	500,000	510,817
6.150%, 2/15/18	800,000	903,165
9.250%, 1/15/19	1,166,000	1,433,941
5.000%, 9/15/20	700,000	746,615
4.625%, 9/15/21	156,000	160,488
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	495,153
2.600%, 12/1/22	687,000	649,512
Pride International, Inc.
8.500%, 6/15/19	125,000	158,092
Rowan Cos., Inc.
7.875%, 8/1/19	316,000	383,958
4.875%, 6/1/22	47,000	48,896
4.750%, 1/15/24	500,000	507,202
Transocean, Inc.
4.950%, 11/15/15	2,385,000	2,542,977
2.500%, 10/15/17	156,000	156,768
6.000%, 3/15/18	600,000	668,569
6.500%, 11/15/20	1,122,000	1,257,109
6.375%, 12/15/21	83,000	93,489
3.800%, 10/15/22	1,055,000	1,007,238
Weatherford International Ltd.
5.500%, 2/15/16	597,000	649,242
6.000%, 3/15/18	319,000	358,603
9.625%, 3/1/19	1,470,000	1,904,496
5.125%, 9/15/20	1,000,000	1,082,044
4.500%, 4/15/22	250,000	259,236

		27,259,608

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,584,000	1,762,926
6.375%, 9/15/17	1,500,000	1,721,630
8.700%, 3/15/19	927,000	1,180,396
Apache Corp.
5.625%, 1/15/17	778,000	872,707
1.750%, 4/15/17	500,000	506,037
3.625%, 2/1/21	1,000,000	1,050,633
3.250%, 4/15/22	362,000	364,404
Boardwalk Pipelines LP
5.750%, 9/15/19	650,000	705,832
BP Capital Markets plc
3.125%, 10/1/15	588,000	610,841
0.700%, 11/6/15	2,250,000	2,253,316
3.200%, 3/11/16	1,250,000	1,307,844
1.375%, 11/6/17	750,000	743,225
1.375%, 5/10/18	2,419,000	2,364,332
2.241%, 9/26/18	1,500,000	1,502,387
4.750%, 3/10/19	1,121,000	1,247,302
4.500%, 10/1/20	1,436,000	1,571,108
4.742%, 3/11/21	1,000,000	1,109,170
3.561%, 11/1/21	1,500,000	1,541,955
3.245%, 5/6/22	1,375,000	1,360,860
2.500%, 11/6/22	1,500,000	1,394,512
2.750%, 5/10/23	1,000,000	935,461
3.994%, 9/26/23	500,000	513,660
3.814%, 2/10/24	1,000,000	1,005,489
Buckeye Partners LP
5.500%, 8/15/19	445,000	499,346
4.875%, 2/1/21	1,331,000	1,409,490
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,006,000	2,251,960
5.900%, 2/1/18	55,000	62,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 4/15/24	$64,000	$64,103
Cenovus Energy, Inc.
5.700%, 10/15/19	1,606,000	1,837,399
3.800%, 9/15/23	500,000	498,105
Chevron Corp.
0.889%, 6/24/16	1,000,000	1,005,846
1.104%, 12/5/17	1,500,000	1,485,733
1.718%, 6/24/18	2,000,000	1,994,626
4.950%, 3/3/19	1,346,000	1,521,937
2.427%, 6/24/20	2,138,000	2,132,652
2.355%, 12/5/22	1,666,000	1,563,851
3.191%, 6/24/23	1,291,000	1,279,949
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	229,890
1.750%, 5/9/18	254,000	247,636
3.000%, 5/9/23	2,450,000	2,214,555
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,725,018
5.750%, 2/1/19	2,166,000	2,521,538
6.000%, 1/15/20	1,000,000	1,181,440
2.400%, 12/15/22	1,739,000	1,636,597
Continental Resources, Inc.
4.500%, 4/15/23	3,500,000	3,624,859
Devon Energy Corp.
2.400%, 7/15/16	555,000	570,576
1.200%, 12/15/16	156,000	156,136
2.250%, 12/15/18	250,000	249,283
6.300%, 1/15/19	1,000,000	1,170,154
4.000%, 7/15/21	770,000	804,439
3.250%, 5/15/22	750,000	735,910
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,055,609
7.625%, 7/23/19	1,747,000	2,088,189
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	560,806
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	429,413
Enbridge Energy Partners LP
9.875%, 3/1/19	411,000	538,884
5.200%, 3/15/20	1,081,000	1,188,928
4.200%, 9/15/21	500,000	517,565
Enbridge, Inc.
5.600%, 4/1/17	111,000	123,664
EnCana Corp.
5.900%, 12/1/17	1,624,000	1,840,924
6.500%, 5/15/19	573,000	671,272
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	982,016
9.700%, 3/15/19	346,000	446,709
9.000%, 4/15/19	866,000	1,094,066
4.150%, 10/1/20	800,000	827,345
4.650%, 6/1/21	250,000	263,016
5.200%, 2/1/22	1,000,000	1,080,919
3.600%, 2/1/23	1,083,000	1,034,054
EnLink Midstream Partners LP
4.400%, 4/1/24	1,000,000	1,019,084
Enterprise Products Operating LLC
1.250%, 8/13/15	1,505,000	1,514,434
3.200%, 2/1/16	2,000,000	2,082,487
6.300%, 9/15/17	55,000	63,388
6.650%, 4/15/18	2,000,000	2,355,738
5.250%, 1/31/20	111,000	124,683
5.200%, 9/1/20	1,500,000	1,680,226
4.050%, 2/15/22	500,000	520,373
3.350%, 3/15/23	1,267,000	1,235,103
EOG Resources, Inc.
2.950%, 6/1/15	1,888,000	1,943,879
5.625%, 6/1/19	1,005,000	1,160,998
4.100%, 2/1/21	1,625,000	1,742,408
EQT Corp.
6.500%, 4/1/18	500,000	564,769
8.125%, 6/1/19	982,000	1,199,752
4.875%, 11/15/21	156,000	165,324
Exxon Mobil Corp.
0.921%, 3/15/17	3,000,000	2,999,313
1.819%, 3/15/19	1,500,000	1,493,392
3.176%, 3/15/24	2,000,000	1,995,920
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	736,955
Hess Corp.
8.125%, 2/15/19	1,073,000	1,341,876
Husky Energy, Inc.
7.250%, 12/15/19	228,000	279,325
3.950%, 4/15/22	2,000,000	2,063,159
4.000%, 4/15/24	125,000	126,595
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	618,000	691,423
2.650%, 2/1/19	500,000	499,287
9.000%, 2/1/19	748,000	945,925
6.850%, 2/15/20	1,061,000	1,247,019
5.300%, 9/15/20	135,000	147,961
3.500%, 3/1/21	2,000,000	1,991,300
5.800%, 3/1/21	1,000,000	1,123,966
4.150%, 3/1/22	500,000	507,142
3.950%, 9/1/22	750,000	744,518
3.450%, 2/15/23	500,000	475,904
Magellan Midstream Partners LP
6.550%, 7/15/19	242,000	285,716
4.250%, 2/1/21	579,000	622,460
Marathon Oil Corp.
0.900%, 11/1/15	950,000	951,232
6.000%, 10/1/17	500,000	574,910
5.900%, 3/15/18	228,000	261,002
2.800%, 11/1/22	763,000	717,674
Marathon Petroleum Corp.
3.500%, 3/1/16	1,775,000	1,860,678
5.125%, 3/1/21	346,000	386,037
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	1,091,260
Nexen Energy ULC
6.200%, 7/30/19	500,000	583,700
Noble Energy, Inc.
8.250%, 3/1/19	909,000	1,130,810
4.150%, 12/15/21	156,000	164,731
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	516,190
3.050%, 3/1/16	55,000	56,848
2.500%, 3/15/17	400,000	407,311
4.900%, 8/1/20	588,000	628,462
4.625%, 3/1/21	1,125,000	1,186,511
Occidental Petroleum Corp.
2.500%, 2/1/16	355,000	366,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 6/1/16	$806,000	$861,419
1.750%, 2/15/17	400,000	405,499
1.500%, 2/15/18	500,000	494,636
4.100%, 2/1/21	1,861,000	2,000,234
3.125%, 2/15/22	1,500,000	1,489,736
2.700%, 2/15/23	1,156,000	1,092,513
ONEOK Partners LP
3.250%, 2/1/16	255,000	265,151
3.200%, 9/15/18	1,500,000	1,546,088
8.625%, 3/1/19	1,557,000	1,958,104
3.375%, 10/1/22	83,000	79,978
5.000%, 9/15/23	1,000,000	1,063,901
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	441,433
3.250%, 3/17/17	2,000,000	1,990,200
3.000%, 1/15/19	2,000,000	1,876,000
4.875%, 3/17/20	400,000	399,700
4.375%, 5/20/23	2,666,000	2,425,073
6.250%, 3/17/24	2,000,000	2,061,000
Petrobras International Finance Co.
3.875%, 1/27/16	3,294,000	3,360,868
6.125%, 10/6/16	846,000	907,945
3.500%, 2/6/17	1,138,000	1,143,690
5.875%, 3/1/18	346,000	367,141
7.875%, 3/15/19	2,127,000	2,415,421
5.750%, 1/20/20	5,443,000	5,693,705
5.375%, 1/27/21	3,857,000	3,871,155
Petrohawk Energy Corp.
6.250%, 6/1/19	1,138,000	1,242,918
Petroleos Mexicanos
3.500%, 7/18/18	1,000,000	1,034,800
3.125%, 1/23/19§	900,000	921,551
8.000%, 5/3/19	1,721,000	2,103,922
6.000%, 3/5/20	3,099,000	3,514,266
4.875%, 1/24/22	1,500,000	1,566,776
3.500%, 1/30/23	2,280,000	2,150,040
4.875%, 1/18/24§	800,000	825,600
Phillips 66
2.950%, 5/1/17	1,794,000	1,873,231
4.300%, 4/1/22	2,138,000	2,251,435
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,705,173
7.500%, 1/15/20	138,000	167,921
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,055,000	1,103,374
6.500%, 5/1/18	477,000	557,981
8.750%, 5/1/19	359,000	456,692
5.000%, 2/1/21	1,000,000	1,104,780
Plains Exploration & Production Co.
6.500%, 11/15/20	138,000	152,305
Southwestern Energy Co.
4.100%, 3/15/22	1,600,000	1,639,647
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,121,521
8.000%, 10/1/19	345,000	423,417
3.300%, 3/15/23	500,000	454,404
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,444,939
Statoil ASA
3.125%, 8/17/17	1,062,000	1,120,379
1.150%, 5/15/18	1,500,000	1,462,946
5.250%, 4/15/19	1,294,000	1,472,536
2.900%, 11/8/20	1,050,000	1,056,929
3.150%, 1/23/22	1,000,000	1,003,163
2.450%, 1/17/23	500,000	467,713
2.650%, 1/15/24	500,000	466,387
3.700%, 3/1/24	2,000,000	2,034,331
Suncor Energy, Inc.
6.100%, 6/1/18	1,791,000	2,065,058
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	701,740
Talisman Energy, Inc.
7.750%, 6/1/19	1,345,000	1,623,973
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	55,000	64,134
Total Capital Canada Ltd.
1.450%, 1/15/18	1,083,000	1,074,921
2.750%, 7/15/23	1,000,000	945,230
Total Capital International S.A.
0.750%, 1/25/16	1,000,000	1,000,832
1.000%, 8/12/16	1,000,000	1,005,000
1.000%, 1/10/17	650,000	650,922
1.550%, 6/28/17	1,000,000	1,007,970
2.875%, 2/17/22	138,000	135,253
2.700%, 1/25/23	1,187,000	1,125,480
Total Capital S.A.
3.000%, 6/24/15	500,000	515,095
3.125%, 10/2/15	788,000	817,554
2.300%, 3/15/16	2,500,000	2,580,102
2.125%, 8/10/18	1,000,000	1,009,388
4.450%, 6/24/20	736,000	807,477
4.125%, 1/28/21	1,055,000	1,140,412
4.250%, 12/15/21	500,000	539,096
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,611,000	1,662,663
0.750%, 1/15/16	500,000	501,010
7.125%, 1/15/19	1,248,000	1,513,584
3.800%, 10/1/20	1,298,000	1,362,855
2.500%, 8/1/22	805,000	753,646
6.350%, 5/15/67(l)	1,282,000	1,328,472
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	55,000	63,507
Valero Energy Corp.
6.125%, 6/15/17	500,000	574,930
9.375%, 3/15/19	465,000	605,375
6.125%, 2/1/20	1,154,000	1,340,949
Western Gas Partners LP
4.000%, 7/1/22	500,000	497,406
Williams Cos., Inc.
3.700%, 1/15/23	500,000	452,975
Williams Partners LP
5.250%, 3/15/20	1,640,000	1,802,974
4.125%, 11/15/20	250,000	258,992
4.000%, 11/15/21	750,000	763,773
3.350%, 8/15/22	1,111,000	1,067,656
4.500%, 11/15/23	1,000,000	1,025,707
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	378,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
XTO Energy, Inc.
6.250%, 8/1/17	$1,083,000	$1,254,887

		236,751,761

Total Energy		264,011,369

Financials (13.4%)
Banks (5.0%)
American Express Bank FSB
6.000%, 9/13/17	500,000	574,104
Associated Banc-Corp
5.125%, 3/28/16	500,000	535,355
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	1,000,000	1,002,435
1.250%, 1/10/17	1,000,000	1,000,854
1.875%, 10/6/17	500,000	502,835
1.450%, 5/15/18	750,000	730,432
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,500,000	1,398,000
Bancolombia S.A.
4.250%, 1/12/16	700,000	729,750
5.950%, 6/3/21	500,000	536,350
Bank of Montreal
1.300%, 7/15/16	1,500,000	1,512,459
2.500%, 1/11/17	1,000,000	1,033,234
1.400%, 9/11/17	1,611,000	1,601,383
1.450%, 4/9/18	1,000,000	983,020
2.550%, 11/6/22	1,166,000	1,095,581
Bank of Nova Scotia
2.050%, 10/7/15	3,000,000	3,065,178
0.950%, 3/15/16	600,000	601,618
2.900%, 3/29/16	1,381,000	1,437,548
1.375%, 7/15/16	2,000,000	2,019,997
1.100%, 12/13/16	800,000	800,913
1.450%, 4/25/18	1,083,000	1,063,032
4.375%, 1/13/21	1,083,000	1,184,786
Barclays Bank plc
3.900%, 4/7/15	2,150,000	2,222,726
5.000%, 9/22/16	2,000,000	2,190,540
2.500%, 2/20/19	750,000	753,255
5.125%, 1/8/20	1,200,000	1,342,255
5.140%, 10/14/20	2,169,000	2,299,939
BB&T Corp.
5.200%, 12/23/15	35,000	37,503
3.200%, 3/15/16	1,478,000	1,543,226
3.950%, 4/29/16	954,000	1,013,731
4.900%, 6/30/17	693,000	760,488
1.600%, 8/15/17	1,200,000	1,202,137
2.050%, 6/19/18	850,000	851,849
2.250%, 2/1/19	600,000	599,247
6.850%, 4/30/19	55,000	66,754
5.250%, 11/1/19	460,000	519,706
3.950%, 3/22/22	183,000	188,992
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	1,350,000	1,419,694
BNP Paribas S.A.
1.375%, 3/17/17	4,000,000	3,994,214
2.375%, 9/14/17	1,000,000	1,023,960
2.700%, 8/20/18	2,000,000	2,039,142
2.450%, 3/17/19	1,500,000	1,494,299
5.000%, 1/15/21	2,413,000	2,686,728
3.250%, 3/3/23	583,000	567,610
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,013,116
1.000%, 4/3/17	500,000	495,114
2.300%, 10/15/18	1,000,000	1,007,112
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	1,004,230
2.350%, 12/11/15	1,000,000	1,028,067
1.350%, 7/18/16	1,111,000	1,120,645
1.550%, 1/23/18	55,000	54,304
Capital One Bank USA N.A.
1.150%, 11/21/16	1,000,000	999,974
1.500%, 3/22/18	1,000,000	981,282
2.250%, 2/13/19	500,000	497,877
8.800%, 7/15/19	1,787,000	2,307,940
3.375%, 2/15/23	1,000,000	970,710
China Development Bank Corp.
5.000%, 10/15/15	500,000	526,758
Citigroup, Inc.
4.750%, 5/19/15	111,000	115,891
2.250%, 8/7/15	1,083,000	1,103,552
4.587%, 12/15/15	7,219,000	7,658,275
5.300%, 1/7/16	156,000	167,705
1.300%, 4/1/16	1,062,000	1,066,089
3.953%, 6/15/16	3,000,000	3,178,362
1.700%, 7/25/16	1,150,000	1,163,438
5.850%, 8/2/16	321,000	354,815
1.300%, 11/15/16	1,200,000	1,199,502
5.500%, 2/15/17	1,583,000	1,748,317
6.125%, 11/21/17	6,293,000	7,203,520
1.750%, 5/1/18	1,156,000	1,136,005
6.125%, 5/15/18	2,389,000	2,744,476
2.500%, 9/26/18	3,000,000	3,024,463
8.500%, 5/22/19	4,138,000	5,264,090
5.375%, 8/9/20	2,117,000	2,377,116
4.500%, 1/14/22	111,000	117,484
4.050%, 7/30/22	150,000	151,234
3.375%, 3/1/23	1,083,000	1,043,805
3.500%, 5/15/23	1,000,000	940,744
3.875%, 10/25/23	1,500,000	1,489,320
Comerica Bank
5.750%, 11/21/16	250,000	277,920
Comerica, Inc.
4.800%, 5/1/15	62,000	64,411
3.000%, 9/16/15	1,000,000	1,033,213
Commonwealth Bank of Australia/New York
1.250%, 9/18/15	1,250,000	1,262,711
1.125%, 3/13/17	1,000,000	995,400
1.900%, 9/18/17	1,250,000	1,264,625
2.500%, 9/20/18	1,000,000	1,015,899
2.250%, 3/13/19	1,350,000	1,338,786
Compass Bank
6.400%, 10/1/17	300,000	334,965
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15	2,611,000	2,673,210
3.375%, 1/19/17	1,194,000	1,265,043
1.700%, 3/19/18	1,000,000	989,762
2.250%, 1/14/19	3,000,000	2,994,645
4.500%, 1/11/21	1,500,000	1,629,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 2/8/22	$2,588,000	$2,680,883
3.950%, 11/9/22	1,000,000	990,608
4.625%, 12/1/23	1,000,000	1,025,837
Corpbanca S.A.
3.125%, 1/15/18	500,000	488,400
Discover Bank/Delaware
7.000%, 4/15/20	1,000,000	1,177,600
4.200%, 8/8/23	550,000	560,996
Fifth Third Bancorp
3.625%, 1/25/16	1,861,000	1,952,317
5.450%, 1/15/17	55,000	60,466
4.500%, 6/1/18	1,000,000	1,081,269
4.300%, 1/16/24	700,000	706,286
Fifth Third Bank/Ohio
1.150%, 11/18/16	1,000,000	1,002,419
1.450%, 2/28/18	300,000	293,492
First Horizon National Corp.
5.375%, 12/15/15	1,111,000	1,182,629
Glitnir Banki HF
0.000%, 10/15/08(h)§	4,650,000	1,395,000
HSBC Bank USA N.A.
4.875%, 8/24/20	1,000,000	1,084,675
HSBC Bank USA/New York
6.000%, 8/9/17	750,000	851,982
HSBC Holdings plc
5.100%, 4/5/21	2,611,000	2,905,432
4.875%, 1/14/22	638,000	699,388
4.000%, 3/30/22	1,500,000	1,549,394
4.250%, 3/14/24	1,700,000	1,701,462
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	754,740
7.000%, 12/15/20	80,000	94,818
Huntington National Bank
1.300%, 11/20/16	515,000	516,726
2.200%, 4/1/19	500,000	491,644
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,200,000	1,227,901
3.875%, 1/16/18	1,505,000	1,556,938
3.875%, 1/15/19	2,400,000	2,448,115
5.250%, 1/12/24	1,500,000	1,529,238
KeyBank N.A./Ohio
1.100%, 11/25/16	269,000	269,452
1.650%, 2/1/18	2,000,000	1,984,066
KeyCorp
3.750%, 8/13/15	500,000	521,957
5.100%, 3/24/21	1,263,000	1,411,183
KfW
0.625%, 4/24/15	2,138,000	2,138,227
0.500%, 9/30/15	10,000,000	9,980,929
2.625%, 2/16/16	5,581,000	5,754,951
5.125%, 3/14/16	3,553,000	3,836,899
0.500%, 4/19/16	5,845,000	5,791,546
0.625%, 12/15/16	3,500,000	3,471,767
4.875%, 1/17/17	2,965,000	3,252,801
1.250%, 2/15/17	588,000	586,750
0.750%, 3/17/17	4,500,000	4,464,766
0.875%, 9/5/17	2,000,000	1,972,421
4.375%, 3/15/18	3,000,000	3,322,078
1.000%, 6/11/18	2,000,000	1,946,427
4.500%, 7/16/18	2,385,000	2,625,813
1.875%, 4/1/19	3,000,000	2,981,903
4.875%, 6/17/19	1,721,000	1,949,959
4.000%, 1/27/20	8,315,000	9,025,355
2.750%, 9/8/20	2,212,000	2,257,955
2.750%, 10/1/20	3,000,000	3,047,149
2.375%, 8/25/21	1,500,000	1,479,028
2.625%, 1/25/22	2,776,000	2,768,575
2.000%, 10/4/22	2,312,000	2,171,018
2.125%, 1/17/23	3,194,000	3,009,462
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	107,056
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,069,842
2.500%, 2/15/16	2,221,000	2,299,771
2.125%, 7/15/16	187,000	192,571
5.125%, 2/1/17	2,005,000	2,234,433
0.875%, 9/12/17	1,000,000	986,433
2.375%, 9/13/17	1,000,000	1,036,796
1.000%, 4/4/18	3,250,000	3,185,031
1.750%, 4/15/19	500,000	494,856
1.375%, 10/23/19	804,000	772,931
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,653,673
2.300%, 11/27/18	1,000,000	1,001,362
6.375%, 1/21/21	1,000,000	1,196,162
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	575,536
1.450%, 3/7/18	1,000,000	981,525
2.300%, 1/30/19	800,000	800,666
National Australia Bank Ltd./New York
1.600%, 8/7/15	700,000	709,469
1.300%, 7/25/16	500,000	503,643
2.750%, 3/9/17	1,800,000	1,874,976
2.300%, 7/25/18	1,250,000	1,263,479
3.000%, 1/20/23	1,350,000	1,276,581
National Bank of Canada
1.500%, 6/26/15	1,000,000	1,011,409
Oesterreichische Kontrollbank AG
1.125%, 7/6/15	1,500,000	1,513,865
4.875%, 2/16/16	2,289,000	2,471,992
5.000%, 4/25/17	1,346,000	1,502,254
1.125%, 5/29/18	2,000,000	1,964,820
1.625%, 3/12/19	1,000,000	993,394
PNC Bank N.A.
1.125%, 1/27/17	1,500,000	1,494,459
4.875%, 9/21/17	1,000,000	1,103,070
2.200%, 1/28/19	1,500,000	1,487,942
2.950%, 1/30/23	250,000	237,504
3.800%, 7/25/23	1,000,000	1,009,259
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	1,916,819
PNC Funding Corp.
4.250%, 9/21/15	1,000,000	1,052,470
5.250%, 11/15/15	125,000	133,501
2.700%, 9/19/16	938,000	976,247
5.625%, 2/1/17	1,938,000	2,140,862
6.700%, 6/10/19	500,000	601,151
5.125%, 2/8/20	802,000	902,946
4.375%, 8/11/20	1,839,000	1,992,104
Regions Financial Corp.
5.750%, 6/15/15	1,000,000	1,053,900
2.000%, 5/15/18	583,000	571,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Korea
3.875%, 9/11/23	$250,000	$261,389
Republic of South Africa
4.665%, 1/17/24	1,000,000	991,250
Royal Bank of Canada
0.550%, 5/1/15	1,000,000	1,001,683
0.800%, 10/30/15	2,000,000	2,006,462
2.625%, 12/15/15	1,416,000	1,461,546
0.850%, 3/8/16	833,000	834,854
2.300%, 7/20/16	2,366,000	2,439,254
1.500%, 1/16/18	2,000,000	1,975,812
2.200%, 7/27/18	2,000,000	2,012,251
2.150%, 3/15/19	750,000	745,852
Royal Bank of Scotland Group plc
2.550%, 9/18/15	1,500,000	1,533,289
1.875%, 3/31/17	2,000,000	1,995,733
6.400%, 10/21/19	1,010,000	1,160,864
Royal Bank of Scotland plc
3.950%, 9/21/15	1,694,000	1,766,310
4.375%, 3/16/16	1,500,000	1,593,783
5.625%, 8/24/20	1,294,000	1,462,733
6.125%, 1/11/21	1,000,000	1,169,315
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	1,100,000	1,130,525
4.625%, 4/19/16	245,000	261,750
Societe Generale S.A.
2.750%, 10/12/17	750,000	774,329
2.625%, 10/1/18	1,000,000	1,010,930
Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	750,000	756,045
0.900%, 1/18/16	350,000	350,373
1.450%, 7/19/16	1,000,000	1,010,273
1.800%, 7/18/17	1,000,000	1,008,560
1.500%, 1/18/18	500,000	493,763
2.500%, 7/19/18	250,000	254,508
2.450%, 1/10/19	800,000	806,958
3.200%, 7/18/22	750,000	739,005
3.000%, 1/18/23	1,000,000	958,590
3.950%, 1/10/24	2,000,000	2,044,809
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	32,762
3.600%, 4/15/16	1,205,000	1,266,647
3.500%, 1/20/17	156,000	164,225
1.350%, 2/15/17	750,000	748,918
6.000%, 9/11/17	500,000	572,080
7.250%, 3/15/18	946,000	1,113,182
2.350%, 11/1/18	350,000	349,988
SVB Financial Group
5.375%, 9/15/20	160,000	177,949
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,310,333
1.625%, 3/21/18	1,000,000	985,859
2.500%, 1/25/19	3,000,000	3,017,199
Toronto-Dominion Bank
2.500%, 7/14/16	1,471,000	1,525,376
1.500%, 9/9/16	750,000	761,187
2.375%, 10/19/16	1,305,000	1,349,889
1.400%, 4/30/18	1,000,000	979,772
2.625%, 9/10/18	1,000,000	1,024,594
U.S. Bancorp/Minnesota
2.450%, 7/27/15	1,055,000	1,080,940
3.442%, 2/1/16	1,083,000	1,130,407
2.200%, 11/15/16	312,000	322,321
1.650%, 5/15/17	1,500,000	1,519,005
4.125%, 5/24/21	1,000,000	1,077,680
3.000%, 3/15/22	638,000	630,739
2.950%, 7/15/22	2,069,000	1,986,036
3.700%, 1/30/24	500,000	506,909
U.S. Bank N.A./Ohio
4.800%, 4/15/15	117,000	122,229
1.100%, 1/30/17	1,000,000	1,001,292
3.778%, 4/29/20(l)	1,000,000	1,028,750
Union Bank N.A.
3.000%, 6/6/16	1,000,000	1,044,044
1.500%, 9/26/16	343,000	346,354
2.625%, 9/26/18	1,000,000	1,018,740
UnionBanCal Corp.
3.500%, 6/18/22	2,111,000	2,130,257
Wachovia Bank N.A.
6.000%, 11/15/17	500,000	575,935
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,610,885
5.750%, 6/15/17	422,000	480,724
5.750%, 2/1/18	4,012,000	4,590,543
Wells Fargo & Co.
3.625%, 4/15/15	4,111,000	4,243,962
1.500%, 7/1/15	3,776,000	3,823,541
1.250%, 7/20/16	1,500,000	1,512,729
5.125%, 9/15/16	255,000	279,931
2.625%, 12/15/16	2,000,000	2,086,100
2.100%, 5/8/17	111,000	113,644
5.625%, 12/11/17	3,356,000	3,820,285
1.500%, 1/16/18	1,006,000	995,291
2.150%, 1/15/19	1,073,000	1,070,356
3.000%, 1/22/21	1,500,000	1,510,262
4.600%, 4/1/21	2,000,000	2,205,589
3.500%, 3/8/22	1,732,000	1,765,143
3.450%, 2/13/23	1,656,000	1,602,780
4.125%, 8/15/23	3,000,000	3,029,659
Wells Fargo Bank N.A.
0.750%, 7/20/15	1,500,000	1,503,819
Westpac Banking Corp.
3.000%, 8/4/15	4,062,000	4,189,263
1.125%, 9/25/15	1,000,000	1,006,557
0.950%, 1/12/16	1,500,000	1,505,354
2.000%, 8/14/17	1,611,000	1,634,433
1.600%, 1/12/18	500,000	495,937
4.625%, 6/1/18	62,000	66,160
2.250%, 1/17/19	500,000	497,213
4.875%, 11/19/19	1,666,000	1,852,155
Zions Bancorp
4.500%, 6/13/23	500,000	508,392

		404,918,448

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	352,182
Ameriprise Financial, Inc.
5.650%, 11/15/15	28,000	30,065
7.300%, 6/28/19	1,611,000	1,977,894
5.300%, 3/15/20	156,000	177,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Ares Capital Corp.
4.875%, 11/30/18	$500,000	$517,092
Bank of America Corp.
5.300%, 9/30/15	1,000,000	1,065,023
6.050%, 5/16/16	2,807,000	3,071,599
5.700%, 5/2/17	2,221,000	2,467,890
Bank of New York Mellon Corp.
2.950%, 6/18/15	2,000,000	2,055,775
0.700%, 10/23/15	1,094,000	1,096,861
2.500%, 1/15/16	166,000	171,322
0.700%, 3/4/16	1,000,000	1,000,736
1.300%, 1/25/18	250,000	245,775
4.150%, 2/1/21	2,098,000	2,265,480
3.550%, 9/23/21	705,000	730,432
3.650%, 2/4/24	2,000,000	2,010,899
BlackRock, Inc.
1.375%, 6/1/15	1,000,000	1,010,303
5.000%, 12/10/19	1,384,000	1,563,457
3.375%, 6/1/22	500,000	504,582
3.500%, 3/18/24	1,400,000	1,388,926
Charles Schwab Corp.
4.450%, 7/22/20	805,000	883,553
3.225%, 9/1/22	1,152,000	1,141,023
Credit Suisse AG/New York
5.300%, 8/13/19	1,346,000	1,535,020
5.400%, 1/14/20	1,000,000	1,118,398
4.375%, 8/5/20	2,600,000	2,806,100
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	932,000	989,373
Credit Suisse USA, Inc.
5.375%, 3/2/16	166,000	180,316
5.850%, 8/16/16	1,318,000	1,467,319
Deutsche Bank AG
4.296%, 5/24/28(l)	1,700,000	1,589,500
Deutsche Bank AG/London
3.250%, 1/11/16	2,000,000	2,082,906
1.400%, 2/13/17	1,250,000	1,248,782
6.000%, 9/1/17	1,872,000	2,136,510
2.500%, 2/13/19	1,600,000	1,600,105
Eaton Vance Corp.
6.500%, 10/2/17	33,000	38,201
3.625%, 6/15/23	500,000	497,786
Fifth Street Finance Corp.
4.875%, 3/1/19	250,000	255,869
Franklin Resources, Inc.
3.125%, 5/20/15	1,155,000	1,188,096
Goldman Sachs Group, Inc.
3.300%, 5/3/15	138,000	141,720
3.700%, 8/1/15	3,166,000	3,286,486
1.600%, 11/23/15	5,000,000	5,050,885
5.350%, 1/15/16	2,494,000	2,683,888
3.625%, 2/7/16	3,000,000	3,141,840
5.750%, 10/1/16	375,000	415,766
5.625%, 1/15/17	2,364,000	2,622,687
6.250%, 9/1/17	2,219,000	2,531,069
5.950%, 1/18/18	6,451,000	7,308,889
2.375%, 1/22/18	638,000	641,540
6.150%, 4/1/18	1,021,000	1,166,357
2.900%, 7/19/18	3,000,000	3,055,391
7.500%, 2/15/19	2,999,000	3,620,177
5.375%, 3/15/20	3,415,000	3,811,403
6.000%, 6/15/20	1,428,000	1,641,529
5.250%, 7/27/21	1,726,000	1,916,460
5.750%, 1/24/22	4,221,000	4,785,179
3.625%, 1/22/23	2,177,000	2,142,538
4.000%, 3/3/24	2,960,000	2,937,671
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,309,669
5.125%, 4/13/18	346,000	375,349
8.500%, 7/15/19	1,446,000	1,769,811
5.125%, 1/20/23	117,000	123,338
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,038,800
Legg Mason, Inc.
5.500%, 5/21/19	500,000	551,266
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,133,936
Morgan Stanley
6.000%, 4/28/15	2,666,000	2,814,794
4.000%, 7/24/15	1,500,000	1,561,392
5.375%, 10/15/15	2,522,000	2,692,291
1.750%, 2/25/16	308,000	311,887
3.800%, 4/29/16	150,000	158,103
5.750%, 10/18/16	1,276,000	1,418,447
4.750%, 3/22/17	656,000	715,352
5.550%, 4/27/17	7,026,000	7,853,089
6.625%, 4/1/18	2,848,000	3,318,634
2.125%, 4/25/18	4,504,000	4,494,274
2.500%, 1/24/19	2,000,000	1,988,938
7.300%, 5/13/19	2,383,000	2,886,883
5.625%, 9/23/19	2,039,000	2,318,486
5.500%, 1/26/20	138,000	155,478
5.500%, 7/24/20	1,522,000	1,716,550
5.750%, 1/25/21	3,978,000	4,546,108
5.500%, 7/28/21	2,076,000	2,341,104
4.875%, 11/1/22	312,000	328,813
3.750%, 2/25/23	3,260,000	3,236,807
4.100%, 5/22/23	1,888,000	1,866,148
Nomura Holdings, Inc.
4.125%, 1/19/16	3,055,000	3,213,100
2.000%, 9/13/16	55,000	55,682
2.750%, 3/19/19	1,000,000	992,650
6.700%, 3/4/20	892,000	1,039,625
Northern Trust Corp.
3.450%, 11/4/20	783,000	821,748
3.375%, 8/23/21	375,000	387,864
2.375%, 8/2/22	500,000	473,850
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	264,548
8.600%, 8/15/19	394,000	495,174
TD Ameritrade Holding Corp.
5.600%, 12/1/19	55,000	63,385
UBS AG/Connecticut
5.875%, 7/15/16	888,000	979,032
5.875%, 12/20/17	2,275,000	2,602,213
5.750%, 4/25/18	3,000,000	3,420,736
4.875%, 8/4/20	1,714,000	1,883,228

		167,082,601

Consumer Finance (1.3%)
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,104,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 9/13/17	$1,250,000	$1,435,260
American Express Co.
6.150%, 8/28/17	304,000	349,877
7.000%, 3/19/18	3,810,000	4,530,167
1.550%, 5/22/18	2,000,000	1,957,947
8.125%, 5/20/19	1,145,000	1,454,899
2.650%, 12/2/22	1,420,000	1,353,346
6.800%, 9/1/66(l)	83,000	90,885
American Express Credit Corp.
1.750%, 6/12/15	1,726,000	1,750,352
2.750%, 9/15/15	3,138,000	3,233,935
2.800%, 9/19/16	138,000	143,979
2.375%, 3/24/17	1,000,000	1,034,372
2.125%, 3/18/19	750,000	745,996
American Honda Finance Corp.
2.125%, 10/10/18	1,000,000	1,003,230
Capital One Financial Corp.
5.500%, 6/1/15	500,000	527,111
3.150%, 7/15/16	300,000	313,671
6.150%, 9/1/16	624,000	698,016
6.750%, 9/15/17	1,457,000	1,693,623
4.750%, 7/15/21	500,000	545,528
Caterpillar Financial Services Corp.
2.750%, 6/24/15	2,055,000	2,112,556
0.700%, 2/26/16	1,183,000	1,182,792
5.500%, 3/15/16	125,000	136,417
2.050%, 8/1/16	1,611,000	1,653,689
1.750%, 3/24/17	500,000	508,202
1.250%, 11/6/17	250,000	246,778
1.300%, 3/1/18	1,000,000	976,925
5.450%, 4/15/18	1,000,000	1,134,328
7.150%, 2/15/19	2,341,000	2,858,657
2.850%, 6/1/22	500,000	485,975
2.625%, 3/1/23	1,000,000	939,464
Discover Financial Services
6.450%, 6/12/17	498,000	565,230
5.200%, 4/27/22	55,000	58,988
3.850%, 11/21/22	1,144,000	1,125,467
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,626,000	5,745,648
2.500%, 1/15/16	2,950,000	3,026,332
1.700%, 5/9/16	1,250,000	1,263,325
3.984%, 6/15/16	166,000	175,869
8.000%, 12/15/16	138,000	161,562
1.500%, 1/17/17	714,000	712,480
4.250%, 2/3/17	300,000	321,912
3.000%, 6/12/17	4,776,000	4,949,892
2.375%, 1/16/18	1,382,000	1,392,149
5.875%, 8/2/21	5,626,000	6,464,007
4.250%, 9/20/22	2,700,000	2,781,954
HSBC Finance Corp.
5.000%, 6/30/15	1,122,000	1,178,229
5.500%, 1/19/16	2,219,000	2,387,733
6.676%, 1/15/21	3,692,000	4,317,536
HSBC USA, Inc.
1.625%, 1/16/18	850,000	843,900
5.000%, 9/27/20	650,000	707,952
John Deere Capital Corp.
0.875%, 4/17/15	1,500,000	1,508,394
0.950%, 6/29/15	1,000,000	1,006,646
0.700%, 9/4/15	1,000,000	1,002,920
5.500%, 4/13/17	208,000	232,816
2.800%, 9/18/17	1,276,000	1,337,090
1.200%, 10/10/17	1,000,000	990,353
1.300%, 3/12/18	1,083,000	1,065,961
5.750%, 9/10/18	1,108,000	1,279,413
1.950%, 12/13/18	650,000	645,548
2.250%, 4/17/19	500,000	499,628
3.900%, 7/12/21	350,000	370,399
3.150%, 10/15/21	500,000	503,619
2.750%, 3/15/22	1,000,000	968,488
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	501,858
0.700%, 11/16/15	250,000	250,407
0.800%, 2/8/16	1,000,000	1,001,565
1.600%, 3/15/17	750,000	754,647
Toyota Motor Credit Corp.
3.200%, 6/17/15	611,000	631,251
0.875%, 7/17/15	1,800,000	1,809,148
2.800%, 1/11/16	2,167,000	2,249,025
0.800%, 5/17/16	1,094,000	1,094,602
2.000%, 9/15/16	805,000	825,522
2.050%, 1/12/17	1,000,000	1,026,510
1.750%, 5/22/17	1,166,000	1,183,059
1.250%, 10/5/17	1,500,000	1,491,619
1.375%, 1/10/18	1,000,000	994,940
4.500%, 6/17/20	300,000	331,905
4.250%, 1/11/21	1,300,000	1,411,665
3.400%, 9/15/21	916,000	936,308
3.300%, 1/12/22	156,000	157,184
2.625%, 1/10/23	1,083,000	1,020,725

		103,465,405

Diversified Financial Services (2.9%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	580,120
Associates Corp. of North America
6.950%, 11/1/18	62,000	73,890
Bank of America Corp.
4.500%, 4/1/15	3,555,000	3,687,919
4.750%, 8/1/15	185,000	194,437
3.700%, 9/1/15	1,500,000	1,558,571
1.500%, 10/9/15	1,000,000	1,007,631
5.250%, 12/1/15	2,062,000	2,191,751
1.250%, 1/11/16	2,367,000	2,379,521
3.750%, 7/12/16	95,000	100,470
6.500%, 8/1/16	3,560,000	3,985,184
5.625%, 10/14/16	2,611,000	2,885,424
1.350%, 11/21/16	1,000,000	1,000,963
3.875%, 3/22/17	1,000,000	1,065,994
6.400%, 8/28/17	2,147,000	2,463,919
6.000%, 9/1/17	5,060,000	5,739,824
5.750%, 12/1/17	1,500,000	1,697,460
2.000%, 1/11/18	1,283,000	1,278,377
6.875%, 4/25/18	3,953,000	4,652,560
5.650%, 5/1/18	4,289,000	4,853,901
6.875%, 11/15/18	130,000	155,258
2.600%, 1/15/19	1,492,000	1,495,748
2.650%, 4/1/19	1,133,000	1,134,422
7.625%, 6/1/19	3,439,000	4,225,346
5.625%, 7/1/20	5,310,000	6,038,093
5.000%, 5/13/21	1,275,000	1,405,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.700%, 1/24/22	$2,500,000	$2,858,730
3.300%, 1/11/23	4,166,000	4,007,370
4.100%, 7/24/23	2,000,000	2,022,451
4.125%, 1/22/24	1,000,000	1,008,480
Bank of America N.A.
1.125%, 11/14/16	1,000,000	997,006
1.250%, 2/14/17	1,000,000	994,699
5.300%, 3/15/17	1,300,000	1,428,776
Bear Stearns Cos. LLC
5.300%, 10/30/15	648,000	690,845
5.550%, 1/22/17	2,721,000	3,015,360
6.400%, 10/2/17	1,346,000	1,551,919
7.250%, 2/1/18	2,070,000	2,469,247
4.650%, 7/2/18	125,000	137,230
Berkshire Hathaway, Inc.
0.800%, 2/11/16	2,000,000	2,010,790
1.900%, 1/31/17	1,000,000	1,024,682
1.550%, 2/9/18	1,000,000	1,003,216
3.750%, 8/15/21	500,000	528,946
3.400%, 1/31/22	500,000	513,908
3.000%, 2/11/23	1,138,000	1,121,452
Boeing Capital Corp.
2.125%, 8/15/16	1,550,000	1,599,026
2.900%, 8/15/18	156,000	163,222
Braskem Finance Ltd.
6.450%, 2/3/24	250,000	255,000
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	494,802
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	957,000	1,071,276
General Electric Capital Corp.
3.500%, 6/29/15	415,000	430,361
4.375%, 9/21/15	1,000,000	1,053,980
2.250%, 11/9/15	156,000	159,992
1.000%, 12/11/15	3,000,000	3,018,575
1.000%, 1/8/16	562,000	564,815
5.000%, 1/8/16	62,000	66,774
2.950%, 5/9/16	3,000,000	3,124,536
1.500%, 7/12/16	2,312,000	2,340,199
2.900%, 1/9/17	3,000,000	3,134,840
5.400%, 2/15/17	5,129,000	5,716,882
5.625%, 9/15/17	62,000	70,254
1.600%, 11/20/17	1,000,000	1,005,734
1.625%, 4/2/18	1,233,000	1,227,735
5.625%, 5/1/18	4,470,000	5,110,028
2.300%, 1/14/19	1,500,000	1,513,017
6.000%, 8/7/19	3,553,000	4,181,538
5.500%, 1/8/20	1,000,000	1,152,350
4.625%, 1/7/21	1,750,000	1,924,125
5.300%, 2/11/21	2,915,000	3,265,847
4.650%, 10/17/21	2,666,000	2,923,448
3.150%, 9/7/22	1,666,000	1,636,517
3.100%, 1/9/23	2,763,000	2,690,432
6.375%, 11/15/67(l)	625,000	684,375
Graham Holdings Co.
7.250%, 2/1/19	500,000	584,751
ING US, Inc.
2.900%, 2/15/18	700,000	718,071
5.500%, 7/15/22	528,000	592,366
IntercontinentalExchange Group, Inc.
4.000%, 10/15/23	850,000	879,885
JPMorgan Chase & Co.
0.800%, 4/23/15	5,000,000	5,014,902
5.250%, 5/1/15	170,000	177,978
3.400%, 6/24/15	2,000,000	2,066,650
5.150%, 10/1/15	187,000	198,160
1.100%, 10/15/15	750,000	753,397
1.125%, 2/26/16	312,000	313,241
3.450%, 3/1/16	2,276,000	2,383,003
3.150%, 7/5/16	2,719,000	2,845,434
2.000%, 8/15/17	1,638,000	1,658,435
6.000%, 1/15/18	3,708,000	4,259,120
1.800%, 1/25/18	1,000,000	998,133
1.625%, 5/15/18	2,156,000	2,120,437
6.300%, 4/23/19	7,483,000	8,786,495
4.950%, 3/25/20	500,000	555,391
4.400%, 7/22/20	2,983,000	3,229,727
4.250%, 10/15/20	762,000	817,774
4.625%, 5/10/21	2,000,000	2,183,889
4.350%, 8/15/21	166,000	177,961
4.500%, 1/24/22	2,000,000	2,154,279
3.250%, 9/23/22	2,693,000	2,652,524
3.200%, 1/25/23	4,302,000	4,171,004
3.375%, 5/1/23	2,000,000	1,893,557
3.875%, 2/1/24	5,000,000	5,027,850
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,482,000	3,968,272
Leucadia National Corp.
5.500%, 10/18/23	800,000	829,000
MBNA Corp.
5.000%, 6/15/15	100,000	104,564
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	554,228
Moody’s Corp.
5.500%, 9/1/20	500,000	557,473
4.500%, 9/1/22	31,000	32,040
4.875%, 2/15/24	500,000	524,200
Murray Street Investment Trust I
4.647%, 3/9/17(e)	1,156,000	1,251,438
NASDAQ OMX Group, Inc.
5.250%, 1/16/18	175,000	192,159
5.550%, 1/15/20	894,000	980,218
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,111,000	1,146,023
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	1,666,000	1,739,821
5.450%, 4/10/17	125,000	140,481
5.450%, 2/1/18	138,000	157,034
10.375%, 11/1/18	1,000,000	1,348,368
2.350%, 6/15/20	2,000,000	1,949,876
3.400%, 11/15/23	1,000,000	993,129
4.750%, 4/30/43(l)	350,000	329,000
ORIX Corp.
4.710%, 4/27/15	2,072,000	2,162,219
5.000%, 1/12/16	78,000	83,377
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,286,000	1,427,460
Private Export Funding Corp.
4.550%, 5/15/15	483,000	506,024
4.950%, 11/15/15	324,000	347,852
1.375%, 2/15/17	1,753,000	1,773,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 7/15/18	$400,000	$404,739
2.050%, 11/15/22	1,069,000	993,273
3.550%, 1/15/24	729,000	748,917
Sasol Financing International plc
4.500%, 11/14/22	750,000	736,875
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,517,172
Shell International Finance B.V.
3.100%, 6/28/15	3,000,000	3,101,783
0.900%, 11/15/16	2,500,000	2,505,057
1.125%, 8/21/17	1,000,000	994,041
1.900%, 8/10/18	1,000,000	1,003,780
4.300%, 9/22/19	1,991,000	2,192,744
4.375%, 3/25/20	1,540,000	1,688,893
2.375%, 8/21/22	1,097,000	1,033,694
3.400%, 8/12/23	750,000	751,974
XTRA Finance Corp.
5.150%, 4/1/17	55,000	60,470

		231,862,517

Insurance (1.0%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	264,494
2.600%, 11/23/15	1,267,000	1,303,833
5.800%, 3/15/18	55,000	62,866
5.900%, 6/15/19	1,190,000	1,390,893
Aegon N.V.
4.625%, 12/1/15	711,000	754,828
Aflac, Inc.
3.450%, 8/15/15	450,000	468,068
2.650%, 2/15/17	250,000	260,060
8.500%, 5/15/19	404,000	519,153
4.000%, 2/15/22	500,000	521,819
3.625%, 6/15/23	1,000,000	1,009,247
Alleghany Corp.
5.625%, 9/15/20	200,000	223,358
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	695,000	787,834
5.500%, 11/15/20	500,000	553,897
Allstate Corp.
7.450%, 5/16/19	928,000	1,151,268
3.150%, 6/15/23	156,000	153,335
5.750%, 8/15/53(l)	500,000	525,625
American Financial Group, Inc./Ohio
9.875%, 6/15/19	124,000	160,174
American International Group, Inc.
2.375%, 8/24/15	535,000	546,542
5.050%, 10/1/15	820,000	867,217
4.875%, 9/15/16	1,000,000	1,090,537
5.450%, 5/18/17	1,241,000	1,389,572
5.850%, 1/16/18	1,072,000	1,222,708
8.250%, 8/15/18	3,743,000	4,678,860
3.375%, 8/15/20	500,000	511,338
6.400%, 12/15/20	3,055,000	3,633,905
4.875%, 6/1/22	638,000	700,401
Aon Corp.
3.500%, 9/30/15	55,000	57,057
3.125%, 5/27/16	600,000	624,757
5.000%, 9/30/20	1,242,000	1,378,200
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	556,936
Assurant, Inc.
2.500%, 3/15/18	350,000	348,235
4.000%, 3/15/23	300,000	296,161
Axis Specialty Finance LLC
5.875%, 6/1/20	611,000	691,502
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	83,000	83,912
1.300%, 5/15/18	600,000	590,760
5.400%, 5/15/18	693,000	794,294
2.000%, 8/15/18	1,000,000	1,007,928
4.250%, 1/15/21	1,063,000	1,164,457
3.000%, 5/15/22	656,000	653,220
Chubb Corp.
5.750%, 5/15/18	1,221,000	1,396,851
6.375%, 3/29/67(l)	617,000	684,870
CNA Financial Corp.
6.500%, 8/15/16	500,000	560,349
7.350%, 11/15/19	571,000	695,869
5.875%, 8/15/20	813,000	936,278
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	87,537
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	529,282
Genworth Holdings, Inc.
8.625%, 12/15/16	1,638,000	1,935,226
6.515%, 5/22/18	311,000	358,451
7.700%, 6/15/20	255,000	311,507
7.200%, 2/15/21	356,000	424,226
4.900%, 8/15/23	214,000	223,839
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	55,000	61,059
5.500%, 3/30/20	855,000	966,713
5.125%, 4/15/22	250,000	276,718
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	231,849
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	255,853
Kemper Corp.
6.000%, 11/30/15	500,000	529,678
Lincoln National Corp.
4.300%, 6/15/15	200,000	208,370
8.750%, 7/1/19	927,000	1,199,943
6.250%, 2/15/20	440,000	511,737
4.850%, 6/24/21	334,000	367,385
7.000%, 5/17/66(l)	55,000	56,169
6.050%, 4/20/67(l)	1,055,000	1,045,769
Loews Corp.
2.625%, 5/15/23	833,000	764,459
Manulife Financial Corp.
3.400%, 9/17/15	219,000	226,804
Markel Corp.
7.125%, 9/30/19	276,000	327,418
5.350%, 6/1/21	350,000	387,252
3.625%, 3/30/23	300,000	292,280
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	254,722
9.250%, 4/15/19	628,000	817,277
4.800%, 7/15/21	555,000	607,990
MetLife, Inc.
6.750%, 6/1/16	2,638,000	2,957,927
6.817%, 8/15/18	112,000	134,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
7.717%, 2/15/19	$508,000	$633,443
4.750%, 2/8/21	1,547,000	1,728,085
3.048%, 12/15/22	1,000,000	974,664
4.368%, 9/15/23	567,000	603,617
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	252,066
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	200,000	200,250
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	387,000	435,525
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	250,536
8.875%, 5/15/19	711,000	909,600
ProAssurance Corp.
5.300%, 11/15/23	750,000	788,750
Progressive Corp.
3.750%, 8/23/21	219,000	229,840
6.700%, 6/15/37(l)	1,000,000	1,107,500
Protective Life Corp.
7.375%, 10/15/19	483,000	586,254
Prudential Financial, Inc.
4.750%, 6/13/15	1,083,000	1,134,886
6.000%, 12/1/17	1,208,000	1,385,721
2.300%, 8/15/18	1,000,000	1,006,710
7.375%, 6/15/19	856,000	1,052,726
5.375%, 6/21/20	1,100,000	1,251,698
4.500%, 11/16/21	1,000,000	1,085,203
8.875%, 6/15/38(l)	303,000	371,175
5.625%, 6/15/43(l)	2,000,000	2,042,500
Reinsurance Group of America, Inc.
6.450%, 11/15/19	324,000	380,188
5.000%, 6/1/21	60,000	64,935
4.700%, 9/15/23	1,500,000	1,587,713
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	109,063
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	354,235
Torchmark Corp.
9.250%, 6/15/19	230,000	292,766
3.800%, 9/15/22	250,000	248,224
Travelers Cos., Inc.
5.500%, 12/1/15	1,095,000	1,181,989
5.750%, 12/15/17	187,000	213,596
5.800%, 5/15/18	1,055,000	1,214,566
5.900%, 6/2/19	500,000	584,754
Trinity Acquisition plc
4.625%, 8/15/23	250,000	256,074
Unum Group
7.125%, 9/30/16	100,000	114,049
5.625%, 9/15/20	655,000	735,103
4.000%, 3/15/24	300,000	301,197
W.R. Berkley Corp.
5.375%, 9/15/20	55,000	61,137
4.625%, 3/15/22	750,000	785,194
Willis Group Holdings plc
5.750%, 3/15/21	500,000	554,293
Willis North America, Inc.
6.200%, 3/28/17	500,000	542,085
XLIT Ltd.
2.300%, 12/15/18	750,000	739,842

		81,976,770

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc.
3.900%, 6/15/23	1,000,000	963,066
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	475,205
American Tower Corp.
4.625%, 4/1/15	1,921,000	1,992,212
7.000%, 10/15/17	250,000	291,212
4.500%, 1/15/18	55,000	59,377
3.400%, 2/15/19	950,000	971,986
5.050%, 9/1/20	1,013,000	1,092,595
4.700%, 3/15/22	500,000	522,839
3.500%, 1/31/23	1,150,000	1,089,020
5.000%, 2/15/24	1,000,000	1,042,685
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	2,250,000	2,242,154
AvalonBay Communities, Inc.
5.700%, 3/15/17	494,000	549,101
6.100%, 3/15/20	139,000	159,373
3.625%, 10/1/20	1,500,000	1,540,600
2.950%, 9/15/22	500,000	474,285
Boston Properties LP
5.000%, 6/1/15	267,000	279,904
3.700%, 11/15/18	511,000	541,788
5.875%, 10/15/19	200,000	230,426
5.625%, 11/15/20	1,970,000	2,242,608
3.850%, 2/1/23	500,000	503,646
3.125%, 9/1/23	1,000,000	940,549
Brandywine Operating Partnership LP
4.950%, 4/15/18	305,000	326,473
BRE Properties, Inc.
3.375%, 1/15/23	500,000	471,040
Camden Property Trust
4.625%, 6/15/21	330,000	351,219
2.950%, 12/15/22	83,000	77,825
CommonWealth REIT
6.650%, 1/15/18	436,000	475,669
5.875%, 9/15/20	250,000	265,736
Corporate Office Properties LP
3.600%, 5/15/23	200,000	185,354
CubeSmart LP
4.375%, 12/15/23	250,000	250,533
DDR Corp.
3.500%, 1/15/21	550,000	544,841
4.625%, 7/15/22	1,000,000	1,045,679
3.375%, 5/15/23	250,000	236,473
Digital Realty Trust LP
4.500%, 7/15/15	394,000	408,756
5.875%, 2/1/20	1,000,000	1,095,633
5.250%, 3/15/21	500,000	524,707
Duke Realty LP
5.950%, 2/15/17	312,000	347,751
6.500%, 1/15/18	500,000	569,518
6.750%, 3/15/20	1,620,000	1,886,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
EPR Properties
7.750%, 7/15/20	$269,000	$310,621
5.750%, 8/15/22	250,000	264,573
5.250%, 7/15/23	150,000	151,949
ERP Operating LP
5.125%, 3/15/16	1,582,000	1,709,303
4.750%, 7/15/20	361,000	393,119
3.000%, 4/15/23	1,000,000	944,809
Essex Portfolio LP
3.250%, 5/1/23	1,000,000	935,967
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	193,027
HCP, Inc.
3.750%, 2/1/16	232,000	244,053
6.000%, 1/30/17	1,020,000	1,145,035
5.625%, 5/1/17	55,000	61,490
3.750%, 2/1/19	200,000	210,267
2.625%, 2/1/20	656,000	636,108
5.375%, 2/1/21	1,690,000	1,895,962
3.150%, 8/1/22	205,000	195,626
4.250%, 11/15/23	930,000	948,214
Health Care REIT, Inc.
3.625%, 3/15/16	1,062,000	1,113,450
6.200%, 6/1/16	582,000	644,139
4.700%, 9/15/17	367,000	401,142
6.125%, 4/15/20	340,000	388,449
4.950%, 1/15/21	1,000,000	1,085,467
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	552,000	620,940
Healthcare Trust of America Holdings LP
3.700%, 4/15/23	250,000	236,680
Hospitality Properties Trust
6.300%, 6/15/16	660,000	709,974
5.625%, 3/15/17	305,000	333,490
4.500%, 6/15/23	1,000,000	991,901
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,081,250
4.750%, 3/1/23	1,055,000	1,097,200
Kilroy Realty LP
5.000%, 11/3/15	255,000	270,661
4.800%, 7/15/18	350,000	374,639
3.800%, 1/15/23	383,000	372,346
Kimco Realty Corp.
6.875%, 10/1/19	394,000	465,565
3.125%, 6/1/23	1,000,000	937,590
Lexington Realty Trust
4.250%, 6/15/23	250,000	241,268
Liberty Property LP
6.625%, 10/1/17	500,000	571,595
4.750%, 10/1/20	322,000	342,685
4.125%, 6/15/22	94,000	95,277
Mack-Cali Realty LP
2.500%, 12/15/17	55,000	55,285
7.750%, 8/15/19	639,000	759,283
3.150%, 5/15/23	83,000	73,925
Mid-America Apartments LP
4.300%, 10/15/23	175,000	176,069
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	246,115
3.300%, 4/15/23	700,000	657,522
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	496,341
Prologis LP
4.500%, 8/15/17	62,000	66,866
6.625%, 5/15/18	895,000	1,036,732
2.750%, 2/15/19	214,000	215,058
6.875%, 3/15/20	244,000	288,447
3.350%, 2/1/21	1,000,000	991,810
Realty Income Corp.
6.750%, 8/15/19	750,000	881,719
5.750%, 1/15/21	361,000	404,517
3.250%, 10/15/22	344,000	327,083
4.650%, 8/1/23	1,000,000	1,041,365
Regency Centers LP
5.250%, 8/1/15	500,000	525,521
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	259,288
Senior Housing Properties Trust
4.300%, 1/15/16	205,000	213,200
Simon Property Group LP
5.100%, 6/15/15	575,000	605,366
5.750%, 12/1/15	385,000	412,738
6.100%, 5/1/16	75,000	82,018
5.250%, 12/1/16	319,000	353,841
2.150%, 9/15/17	250,000	254,237
6.125%, 5/30/18	166,000	192,318
2.200%, 2/1/19	750,000	748,957
10.350%, 4/1/19	1,000,000	1,350,696
5.650%, 2/1/20	1,940,000	2,247,673
4.375%, 3/1/21	1,095,000	1,195,347
UDR, Inc.
4.250%, 6/1/18	333,000	355,468
3.700%, 10/1/20	1,500,000	1,517,431
4.625%, 1/10/22	200,000	211,667
Ventas Realty LP
1.550%, 9/26/16	1,937,000	1,949,618
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	255,000	264,511
2.000%, 2/15/18	555,000	553,393
4.000%, 4/30/19	1,000,000	1,059,690
2.700%, 4/1/20	1,050,000	1,017,168
4.250%, 3/1/22	617,000	639,277
Vornado Realty LP
4.250%, 4/1/15	555,000	569,746
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,059,688
3.950%, 10/15/22	83,000	80,975
Weingarten Realty Investors
3.375%, 10/15/22	488,000	461,934
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,051,040
WP Carey, Inc.
4.600%, 4/1/24	300,000	299,469

		77,134,212

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	197,849
Tanger Properties LP
6.125%, 6/1/20	500,000	578,590

		776,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	$1,055,000	$1,116,914
1.375%, 3/13/17	1,000,000	999,472
3.050%, 8/23/18	1,000,000	1,030,293
4.000%, 3/13/24	1,000,000	1,005,530
BPCE S.A.
1.700%, 4/25/16	250,000	254,290
1.625%, 2/10/17	500,000	499,308
2.500%, 12/10/18	1,100,000	1,104,309
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	294,009
Santander Bank N.A.
8.750%, 5/30/18	500,000	592,201

		6,896,326

Total Financials		1,074,112,718

Health Care (2.4%)
Biotechnology (0.2%)
Amgen, Inc.
2.300%, 6/15/16	523,000	536,559
2.500%, 11/15/16	500,000	516,619
2.125%, 5/15/17	1,500,000	1,534,543
5.850%, 6/1/17	1,591,000	1,808,131
6.150%, 6/1/18	200,000	233,248
5.700%, 2/1/19	958,000	1,107,751
4.500%, 3/15/20	315,000	342,074
3.450%, 10/1/20	1,312,000	1,349,257
4.100%, 6/15/21	911,000	968,683
3.625%, 5/15/22	1,094,000	1,116,840
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	823,109
Celgene Corp.
2.300%, 8/15/18	429,000	429,207
3.950%, 10/15/20	1,031,000	1,076,852
3.250%, 8/15/22	783,000	761,066
4.000%, 8/15/23	850,000	866,088
Genentech, Inc.
4.750%, 7/15/15	1,111,000	1,169,871
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,241,890
Gilead Sciences, Inc.
2.050%, 4/1/19	1,000,000	990,839
4.400%, 12/1/21	2,187,000	2,374,104

		19,246,731

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
5.125%, 4/1/19	676,000	765,750
4.125%, 5/27/20	291,000	314,351
Baxter International, Inc.
0.950%, 6/1/16	1,000,000	1,004,098
5.900%, 9/1/16	936,000	1,046,950
5.375%, 6/1/18	187,000	211,686
1.850%, 6/15/18	1,000,000	994,747
4.250%, 3/15/20	452,000	487,792
2.400%, 8/15/22	1,055,000	976,473
3.200%, 6/15/23	1,000,000	975,224
Becton Dickinson and Co.
5.000%, 5/15/19	111,000	124,077
3.250%, 11/12/20	1,300,000	1,330,252
BioMed Realty LP
3.850%, 4/15/16	500,000	526,223
6.125%, 4/15/20	305,000	337,657
Boston Scientific Corp.
6.400%, 6/15/16	1,055,000	1,169,864
2.650%, 10/1/18	500,000	503,434
6.000%, 1/15/20	1,055,000	1,212,337
C.R. Bard, Inc.
2.875%, 1/15/16	305,000	317,620
1.375%, 1/15/18	500,000	490,386
4.400%, 1/15/21	190,000	204,874
CareFusion Corp.
6.375%, 8/1/19	555,000	632,095
3.300%, 3/1/23	400,000	374,909
Covidien International Finance S.A.
2.800%, 6/15/15	255,000	261,258
6.000%, 10/15/17	1,377,000	1,580,136
4.200%, 6/15/20	700,000	743,008
2.950%, 6/15/23	1,000,000	949,733
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	201,807
4.125%, 8/15/21	55,000	56,416
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	705,765
Medtronic, Inc.
4.750%, 9/15/15	55,000	58,401
2.625%, 3/15/16	1,000,000	1,039,251
1.375%, 4/1/18	1,500,000	1,472,686
4.450%, 3/15/20	1,794,000	1,978,815
4.125%, 3/15/21	500,000	532,728
3.125%, 3/15/22	150,000	149,824
2.750%, 4/1/23	594,000	566,189
3.625%, 3/15/24	250,000	251,574
St. Jude Medical, Inc.
3.250%, 4/15/23	1,083,000	1,046,434
Stryker Corp.
2.000%, 9/30/16	1,303,000	1,340,576
4.375%, 1/15/20	269,000	291,668
Zimmer Holdings, Inc.
3.375%, 11/30/21	455,000	460,251

		27,687,319

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	994,803
6.500%, 9/15/18	611,000	719,119
2.200%, 3/15/19	750,000	744,118
3.950%, 9/1/20	55,000	58,335
2.750%, 11/15/22	1,000,000	945,377
AmerisourceBergen Corp.
4.875%, 11/15/19	1,083,000	1,211,056
Cardinal Health, Inc.
5.800%, 10/15/16	111,000	124,211
1.700%, 3/15/18	1,143,000	1,130,708
4.625%, 12/15/20	1,700,000	1,839,751
3.200%, 6/15/22	125,000	121,312
3.200%, 3/15/23	1,000,000	968,675
Cigna Corp.
5.375%, 3/15/17	25,000	27,573
5.125%, 6/15/20	1,124,000	1,247,846
4.375%, 12/15/20	55,000	58,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 3/15/21	$406,000	$438,434
4.000%, 2/15/22	500,000	517,634
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	376,320
5.450%, 6/15/21	596,000	674,970
Express Scripts Holding Co.
3.125%, 5/15/16	2,450,000	2,555,437
3.500%, 11/15/16	1,000,000	1,057,362
2.650%, 2/15/17	1,000,000	1,035,602
4.750%, 11/15/21	1,305,000	1,416,043
3.900%, 2/15/22	2,156,000	2,214,318
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,017,115
Humana, Inc.
6.450%, 6/1/16	149,000	165,480
7.200%, 6/15/18	1,164,000	1,385,051
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	342,611
Laboratory Corp. of America Holdings
2.200%, 8/23/17	37,000	37,488
2.500%, 11/1/18	500,000	498,820
4.625%, 11/15/20	1,555,000	1,662,886
3.750%, 8/23/22	31,000	30,724
4.000%, 11/1/23	500,000	497,697
McKesson Corp.
3.250%, 3/1/16	219,000	228,474
5.700%, 3/1/17	500,000	558,958
1.400%, 3/15/18	1,055,000	1,029,283
2.284%, 3/15/19	1,195,000	1,187,528
4.750%, 3/1/21	1,055,000	1,146,987
2.850%, 3/15/23	1,111,000	1,042,613
3.796%, 3/15/24	2,000,000	1,997,691
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,583,000	1,623,849
7.125%, 3/15/18	673,000	795,188
4.125%, 9/15/20	208,000	217,956
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,312,000	1,363,878
6.400%, 7/1/17	583,000	662,533
2.700%, 4/1/19	500,000	497,493
4.700%, 4/1/21	55,000	58,264
UnitedHealth Group, Inc.
0.850%, 10/15/15	300,000	301,316
5.375%, 3/15/16	236,000	257,275
1.875%, 11/15/16	1,500,000	1,535,927
1.400%, 10/15/17	100,000	99,494
6.000%, 2/15/18	1,757,000	2,024,947
1.625%, 3/15/19	750,000	728,293
4.700%, 2/15/21	805,000	882,955
2.875%, 3/15/22	500,000	488,567
2.750%, 2/15/23	1,000,000	941,322
2.875%, 3/15/23	500,000	474,581
WellPoint, Inc.
1.250%, 9/10/15	1,000,000	1,006,866
5.250%, 1/15/16	978,000	1,052,210
5.875%, 6/15/17	639,000	722,636
1.875%, 1/15/18	500,000	497,772
2.300%, 7/15/18	1,000,000	1,003,467
7.000%, 2/15/19	1,022,000	1,215,940
4.350%, 8/15/20	1,111,000	1,179,379
3.125%, 5/15/22	500,000	479,592
3.300%, 1/15/23	83,000	79,943

		53,498,474

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,065,649
5.000%, 7/15/20	555,000	606,912
3.875%, 7/15/23	1,094,000	1,062,984
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,043,343
6.000%, 3/1/20	1,055,000	1,213,535
5.000%, 1/15/21	125,000	138,281
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,666,000	1,737,741
1.850%, 1/15/18	750,000	745,164
2.400%, 2/1/19	1,000,000	998,760
4.700%, 5/1/20	55,000	59,822
4.500%, 3/1/21	1,000,000	1,082,784
3.600%, 8/15/21	265,000	270,424
3.150%, 1/15/23	1,000,000	962,629
4.150%, 2/1/24	1,000,000	1,028,100

		12,016,128

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.200%, 11/6/15	2,721,000	2,742,231
1.750%, 11/6/17	3,694,000	3,699,637
2.000%, 11/6/18	219,000	217,004
2.900%, 11/6/22	3,385,000	3,247,403
Actavis, Inc.
6.125%, 8/15/19	343,000	397,029
3.250%, 10/1/22	1,763,000	1,693,303
Allergan, Inc.
1.350%, 3/15/18	403,000	393,918
3.375%, 9/15/20	1,000,000	1,025,670
2.800%, 3/15/23	378,000	358,300
AstraZeneca plc
5.900%, 9/15/17	2,013,000	2,310,625
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	592,895
1.750%, 3/1/19	750,000	735,965
2.000%, 8/1/22	656,000	595,487
Eli Lilly & Co.
1.950%, 3/15/19	500,000	495,665
Eli Lilly and Co.
5.200%, 3/15/17	1,721,000	1,927,743
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,263,000	1,272,447
2.850%, 5/8/22	3,166,000	3,088,888
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,501,290
5.650%, 5/15/18	2,822,000	3,240,593
2.800%, 3/18/23	1,156,000	1,104,193
Johnson & Johnson
2.150%, 5/15/16	800,000	826,319
5.550%, 8/15/17	2,055,000	2,338,951
5.150%, 7/15/18	111,000	126,844
3.550%, 5/15/21	455,000	487,007
3.375%, 12/5/23	500,000	512,646
Merck & Co., Inc.
0.700%, 5/18/16	1,000,000	998,655
6.000%, 9/15/17	1,113,000	1,281,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.100%, 1/31/18	$1,000,000	$980,104
1.300%, 5/18/18	748,000	733,225
5.000%, 6/30/19	1,061,000	1,200,919
3.875%, 1/15/21	1,000,000	1,069,773
2.400%, 9/15/22	1,111,000	1,039,974
2.800%, 5/18/23	1,611,000	1,538,709
Mylan, Inc.
1.800%, 6/24/16	500,000	506,083
1.350%, 11/29/16	1,000,000	1,002,064
2.600%, 6/24/18	500,000	503,755
2.550%, 3/28/19	412,000	408,275
Novartis Capital Corp.
2.900%, 4/24/15	2,055,000	2,110,514
4.400%, 4/24/20	55,000	60,405
2.400%, 9/21/22	1,111,000	1,047,331
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,576,000	4,058,042
Perrigo Co. plc
1.300%, 11/8/16§	800,000	795,127
4.000%, 11/15/23§	1,500,000	1,491,381
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,493,955
4.650%, 3/1/18	62,000	68,904
1.500%, 6/15/18	1,000,000	986,012
6.200%, 3/15/19	2,877,000	3,409,604
3.000%, 6/15/23	1,000,000	969,587
Sanofi S.A.
2.625%, 3/29/16	1,083,000	1,125,459
1.250%, 4/10/18	1,571,000	1,534,606
4.000%, 3/29/21	1,994,000	2,140,479
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	258,335
2.950%, 12/18/22	937,000	870,524
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	1,080,000	1,109,085
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,638,000	1,635,936
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	476,985
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,456,846
5.450%, 4/1/17	500,000	561,929
Zoetis, Inc.
1.150%, 2/1/16	1,000,000	1,001,801
1.875%, 2/1/18	555,000	551,202
3.250%, 2/1/23	1,185,000	1,145,325

		76,554,244

Total Health Care		189,002,896

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	483,886
6.000%, 3/15/19	957,000	1,125,237
4.875%, 2/15/20	886,000	987,994
Embraer S.A.
5.150%, 6/15/22	47,000	48,385
General Dynamics Corp.
2.250%, 7/15/16	500,000	516,889
1.000%, 11/15/17	138,000	135,400
3.875%, 7/15/21	562,000	594,647
2.250%, 11/15/22	1,094,000	1,008,497
Honeywell International, Inc.
5.400%, 3/15/16	360,000	392,407
5.300%, 3/1/18	1,188,000	1,346,311
5.000%, 2/15/19	846,000	953,477
4.250%, 3/1/21	500,000	545,532
L-3 Communications Corp.
3.950%, 11/15/16	549,000	582,887
5.200%, 10/15/19	1,055,000	1,148,620
4.950%, 2/15/21	1,149,000	1,231,233
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	513,235
4.250%, 11/15/19	1,624,000	1,749,371
3.350%, 9/15/21	500,000	505,869
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	589,474
3.500%, 3/15/21	31,000	31,494
3.250%, 8/1/23	2,000,000	1,919,614
Precision Castparts Corp.
0.700%, 12/20/15	350,000	350,269
1.250%, 1/15/18	833,000	819,381
2.500%, 1/15/23	562,000	523,587
Raytheon Co.
6.400%, 12/15/18	208,000	243,443
4.400%, 2/15/20	935,000	1,024,234
3.125%, 10/15/20	1,156,000	1,185,123
2.500%, 12/15/22	500,000	466,695
Rockwell Collins, Inc.
5.250%, 7/15/19	190,000	213,575
3.100%, 11/15/21	550,000	545,996
Textron, Inc.
4.625%, 9/21/16	250,000	267,671
5.600%, 12/1/17	55,000	60,934
7.250%, 10/1/19	500,000	595,475
3.650%, 3/1/21	125,000	125,713
5.950%, 9/21/21	305,000	345,759
United Technologies Corp.
4.875%, 5/1/15	1,114,000	1,167,400
1.800%, 6/1/17	1,195,000	1,214,615
5.375%, 12/15/17	1,008,000	1,147,982
6.125%, 2/1/19	1,713,000	2,022,317
4.500%, 4/15/20	1,230,000	1,348,138
3.100%, 6/1/22	1,732,000	1,725,033

		31,803,799

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	847,232
2.625%, 8/1/22	276,000	257,247
2.700%, 4/15/23	405,000	375,168
4.000%, 1/15/24	450,000	456,301
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	197,475
5.125%, 4/1/19	2,055,000	2,325,525
3.125%, 1/15/21	1,563,000	1,608,595

		6,067,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23§	$970,400	$1,040,754
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	489,785	559,580
Series 2010-1 A
4.750%, 1/12/21	1,573,861	1,695,835
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	296,412	348,284
Series 2010-1 A
6.200%, 7/2/18	77,479	86,776
Series 2010-2 A
4.950%, 5/23/19	982,547	1,070,977
Southwest Airlines Co.
5.750%, 12/15/16	461,000	511,157
5.125%, 3/1/17	62,000	67,619
United Air Lines, Inc.
Series 2009-2 A
9.750%, 1/15/17	316,714	363,429

		5,744,411

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	106,000	117,130
9.000%, 6/15/19	94,000	117,500

		234,630

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	355,000	380,603
4.750%, 5/1/19	255,000	284,271
Cornell University
5.450%, 2/1/19	311,000	354,390
Pitney Bowes, Inc.
5.750%, 9/15/17	113,000	126,712
4.750%, 5/15/18	62,000	66,000
6.250%, 3/15/19	1,055,000	1,189,036
4.625%, 3/15/24	500,000	497,076
Republic Services, Inc.
3.800%, 5/15/18	500,000	529,880
5.500%, 9/15/19	1,102,000	1,252,560
5.250%, 11/15/21	294,000	327,054
3.550%, 6/1/22	1,000,000	1,001,961
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	149,751
Vanderbilt University
5.250%, 4/1/19	273,000	307,624
Waste Management, Inc.
6.100%, 3/15/18	401,000	463,459
7.375%, 3/11/19	835,000	1,012,161
4.750%, 6/30/20	255,000	276,429
4.600%, 3/1/21	500,000	543,027
2.900%, 9/15/22	500,000	477,385

		9,239,379

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	455,000	458,267
2.875%, 5/8/22	1,239,000	1,203,244
URS Corp.
3.850%, 4/1/17	94,000	97,515

		1,759,026

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	500,000	501,356
1.500%, 11/2/17	500,000	498,135
6.950%, 3/20/19	1,000,000	1,191,724
2.750%, 11/2/22	1,419,000	1,345,372
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,039,214
5.125%, 12/1/16	500,000	550,278
4.875%, 10/15/19	1,111,000	1,248,885
2.625%, 2/15/23	211,000	201,837
Roper Industries, Inc.
2.050%, 10/1/18	1,750,000	1,720,056
6.250%, 9/1/19	500,000	576,293
3.125%, 11/15/22	625,000	589,965

		9,463,115

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	508,710
2.000%, 6/26/22	1,000,000	931,507
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,737
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	270,483
Cooper U.S., Inc.
2.375%, 1/15/16	555,000	570,031
3.875%, 12/15/20	555,000	579,807
Danaher Corp.
2.300%, 6/23/16	906,000	936,553
5.625%, 1/15/18	457,000	520,953
5.400%, 3/1/19	500,000	569,963
3.900%, 6/23/21	617,000	651,344
GE Capital Trust I
6.375%, 11/15/67(l)	1,066,000	1,167,270
General Electric Co.
0.850%, 10/9/15	1,000,000	1,003,282
5.250%, 12/6/17	3,291,000	3,740,803
2.700%, 10/9/22	3,263,000	3,163,577
3.375%, 3/11/24	1,350,000	1,353,835
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,026,000	1,208,104
2.875%, 1/15/19§	750,000	761,561
Koninklijke Philips N.V.
5.750%, 3/11/18	1,611,000	1,838,920
3.750%, 3/15/22	406,000	416,914
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	996,411
2.650%, 12/1/19	156,000	152,461
5.000%, 5/15/21	505,000	545,672
3.150%, 9/15/22	500,000	475,544
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,180,000	1,360,466
2.375%, 12/17/18	240,000	237,854
Tyco International Finance S.A.
8.500%, 1/15/19	563,000	693,463

		24,766,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	$1,000,000	$1,063,942
2.600%, 6/26/22	732,000	696,699
Crane Co.
2.750%, 12/15/18	350,000	351,889
4.450%, 12/15/23	400,000	412,171
Cummins, Inc.
3.650%, 10/1/23	500,000	507,316
Deere & Co.
4.375%, 10/16/19	658,000	722,100
2.600%, 6/8/22	1,200,000	1,147,534
Dover Corp.
5.450%, 3/15/18	549,000	612,013
4.300%, 3/1/21	656,000	710,267
Flowserve Corp.
4.000%, 11/15/23	700,000	696,010
IDEX Corp.
4.200%, 12/15/21	300,000	301,522
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	994,190
6.250%, 4/1/19	555,000	654,986
3.375%, 9/15/21	300,000	306,758
3.500%, 3/1/24	1,000,000	998,785
Joy Global, Inc.
5.125%, 10/15/21	400,000	419,522
Kennametal, Inc.
2.650%, 11/1/19	250,000	243,765
3.875%, 2/15/22	507,000	495,318
Pall Corp.
5.000%, 6/15/20	255,000	277,910
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	565,810
Snap-On, Inc.
4.250%, 1/15/18	200,000	214,716
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	947,014
5.750%, 12/15/53(l)	600,000	643,500
Wabtec Corp.
4.375%, 8/15/23	200,000	204,677
Xylem, Inc.
3.550%, 9/20/16	583,000	615,023

		14,803,437

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	260,000	265,673
4.375%, 12/1/22	500,000	496,079
Equifax, Inc.
3.300%, 12/15/22	461,000	436,240
Verisk Analytics, Inc.
5.800%, 5/1/21	555,000	616,397

		1,814,389

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	536,968
4.700%, 10/1/19	636,000	701,835
3.600%, 9/1/20	1,500,000	1,571,597
3.050%, 3/15/22	2,156,000	2,090,031
3.850%, 9/1/23	600,000	609,241
3.750%, 4/1/24	250,000	250,936
Canadian National Railway Co.
5.550%, 5/15/18	157,000	178,597
5.550%, 3/1/19	977,000	1,123,818
2.250%, 11/15/22	900,000	832,225
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	184,669
7.250%, 5/15/19	625,000	756,345
Con-way, Inc.
7.250%, 1/15/18	500,000	583,664
CSX Corp.
6.250%, 4/1/15	1,069,000	1,128,448
7.900%, 5/1/17	138,000	162,966
6.250%, 3/15/18	460,000	531,339
7.375%, 2/1/19	966,000	1,175,887
3.700%, 10/30/20	200,000	207,822
4.250%, 6/1/21	500,000	530,814
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	277,058
3.850%, 3/15/24	750,000	752,457
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	355,000	335,453
3.000%, 5/15/23	121,000	112,164
Norfolk Southern Corp.
7.700%, 5/15/17	1,240,000	1,469,270
5.750%, 4/1/18	401,000	457,589
5.900%, 6/15/19	1,317,000	1,521,458
2.903%, 2/15/23	1,083,000	1,033,919
Ryder System, Inc.
7.200%, 9/1/15	529,000	576,033
3.600%, 3/1/16	494,000	518,394
5.850%, 11/1/16	699,000	778,057
3.500%, 6/1/17	125,000	131,668
2.500%, 3/1/18	250,000	252,311
2.450%, 11/15/18	600,000	599,942
2.350%, 2/26/19	250,000	247,945
2.550%, 6/1/19	310,000	307,397
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,000,584
4.000%, 2/1/21	170,000	181,161
2.950%, 1/15/23	500,000	479,317
2.750%, 4/15/23	1,000,000	940,478
3.646%, 2/15/24	500,000	501,518

		25,631,375

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,790,975
3.875%, 4/1/21	125,000	124,538
GATX Corp.
4.750%, 5/15/15	160,000	166,917
3.500%, 7/15/16	283,000	297,557
2.375%, 7/30/18	388,000	386,632
2.500%, 3/15/19	700,000	695,613
2.500%, 7/30/19	500,000	492,790
4.850%, 6/1/21	55,000	59,749
3.900%, 3/30/23	151,000	151,388
International Lease Finance Corp.
6.750%, 9/1/16§	2,000,000	2,237,600

		7,403,759

Total Industrials		138,731,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.7%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	$2,721,000	$2,974,264
1.100%, 3/3/17	2,000,000	1,996,342
3.150%, 3/14/17	500,000	528,716
4.950%, 2/15/19	2,657,000	2,994,993
2.125%, 3/1/19	1,500,000	1,495,049
4.450%, 1/15/20	1,312,000	1,439,047
2.900%, 3/4/21	570,000	569,387
3.625%, 3/4/24	1,000,000	1,009,040
Harris Corp.
6.375%, 6/15/19	220,000	253,812
4.400%, 12/15/20	1,000,000	1,051,419
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	515,416
4.600%, 3/15/21	62,000	64,419
4.500%, 3/15/24	125,000	126,910
Motorola Solutions, Inc.
6.000%, 11/15/17	555,000	633,097
3.750%, 5/15/22	94,000	92,605
3.500%, 3/1/23	1,000,000	957,981
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,109,297

		17,811,794

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	748,055
Arrow Electronics, Inc.
3.375%, 11/1/15	583,000	605,444
3.000%, 3/1/18	150,000	152,161
6.000%, 4/1/20	304,000	336,763
Avnet, Inc.
6.000%, 9/1/15	55,000	58,486
5.875%, 6/15/20	1,055,000	1,173,394
Corning, Inc.
1.450%, 11/15/17	555,000	540,875
4.250%, 8/15/20	274,000	297,523
3.700%, 11/15/23	187,000	188,287
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	67,338
5.000%, 8/10/22	555,000	564,863
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	991,300
Tech Data Corp.
3.750%, 9/21/17	300,000	310,047

		6,034,536

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	501,123
3.250%, 8/6/18	1,226,000	1,258,746
3.500%, 11/28/22	500,000	475,338
eBay, Inc.
0.700%, 7/15/15	96,000	96,243
1.625%, 10/15/15	700,000	711,898
1.350%, 7/15/17	571,000	570,353
3.250%, 10/15/20	317,000	323,944
2.600%, 7/15/22	555,000	526,267
Google, Inc.
2.125%, 5/19/16	1,030,000	1,064,475
3.625%, 5/19/21	905,000	958,831
3.375%, 2/25/24	500,000	501,955

		6,989,173

IT Services (0.4%)
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	403,813
Computer Sciences Corp.
6.500%, 3/15/18	1,116,000	1,285,126
4.450%, 9/15/22	200,000	204,729
Fidelity National Information Services, Inc.
2.000%, 4/15/18	129,000	125,027
5.000%, 3/15/22	1,000,000	1,051,390
3.500%, 4/15/23	1,156,000	1,092,948
Fiserv, Inc.
3.125%, 10/1/15	1,111,000	1,145,055
6.800%, 11/20/17	555,000	636,429
4.750%, 6/15/21	94,000	100,047
3.500%, 10/1/22	500,000	486,302
International Business Machines Corp.
0.750%, 5/11/15	1,000,000	1,004,575
0.450%, 5/6/16	1,319,000	1,313,303
1.950%, 7/22/16	950,000	976,214
1.250%, 2/6/17	1,000,000	1,005,265
5.700%, 9/14/17	6,480,000	7,410,369
1.250%, 2/8/18	1,200,000	1,182,614
1.625%, 5/15/20	2,100,000	1,990,958
1.875%, 8/1/22	1,638,000	1,479,921
3.375%, 8/1/23	1,000,000	996,991
3.625%, 2/12/24	1,000,000	1,008,606
Leidos Holdings, Inc.
4.450%, 12/1/20	255,000	257,466
MasterCard, Inc.
3.375%, 4/1/24	525,000	523,719
Total System Services, Inc.
2.375%, 6/1/18	320,000	316,608
3.750%, 6/1/23	450,000	428,619
Western Union Co.
5.930%, 10/1/16	200,000	221,445
2.875%, 12/10/17	250,000	253,772
5.253%, 4/1/20	1,002,000	1,085,386
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,397,821
2.950%, 3/15/17	406,000	420,809
6.350%, 5/15/18	1,003,000	1,160,912
2.750%, 3/15/19	500,000	501,413
5.625%, 12/15/19	594,000	677,099
4.500%, 5/15/21	185,000	194,834

		32,339,585

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	503,009
2.500%, 11/15/18	500,000	500,819
4.100%, 11/15/23	500,000	501,863
Analog Devices, Inc.
3.000%, 4/15/16	455,000	472,259
2.875%, 6/1/23	250,000	233,296
Applied Materials, Inc.
4.300%, 6/15/21	625,000	665,878
Broadcom Corp.
2.500%, 8/15/22	1,055,000	971,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Intel Corp.
1.950%, 10/1/16	$1,555,000	$1,599,536
1.350%, 12/15/17	1,911,000	1,897,258
3.300%, 10/1/21	1,143,000	1,165,074
2.700%, 12/15/22	1,763,000	1,686,134
KLA-Tencor Corp.
6.900%, 5/1/18	293,000	343,912
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	750,618
3.375%, 3/15/23	400,000	379,267
National Semiconductor Corp.
3.950%, 4/15/15	1,055,000	1,093,277
Texas Instruments, Inc.
2.375%, 5/16/16	905,000	937,257
1.000%, 5/1/18	500,000	484,947
1.650%, 8/3/19	305,000	295,176
2.750%, 3/12/21	650,000	644,486
2.250%, 5/1/23	750,000	678,129
Xilinx, Inc.
2.125%, 3/15/19	500,000	495,262
3.000%, 3/15/21	500,000	496,873

		16,796,130

Software (0.3%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	920,514
Autodesk, Inc.
1.950%, 12/15/17	297,000	298,900
CA, Inc.
2.875%, 8/15/18	500,000	508,678
5.375%, 12/1/19	800,000	896,530
4.500%, 8/15/23	250,000	260,312
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,122,086
Microsoft Corp.
2.500%, 2/8/16	3,000,000	3,109,057
1.000%, 5/1/18	487,000	476,866
1.625%, 12/6/18	900,000	891,944
4.200%, 6/1/19	580,000	641,189
3.000%, 10/1/20	594,000	611,375
4.000%, 2/8/21	1,000,000	1,085,198
2.125%, 11/15/22	500,000	460,534
2.375%, 5/1/23	1,000,000	931,045
3.625%, 12/15/23	800,000	821,096
Oracle Corp.
5.250%, 1/15/16	3,015,000	3,264,477
1.200%, 10/15/17	1,000,000	990,515
5.750%, 4/15/18	1,116,000	1,290,123
2.375%, 1/15/19	1,500,000	1,520,764
5.000%, 7/8/19	3,500,000	3,964,210
2.500%, 10/15/22	1,763,000	1,661,753
3.625%, 7/15/23	1,000,000	1,015,594
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,147,653
3.950%, 6/15/22	1,000,000	995,207

		28,885,620

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
0.450%, 5/3/16	1,083,000	1,078,667
1.000%, 5/3/18	4,100,000	3,983,664
2.400%, 5/3/23	4,483,000	4,142,717
EMC Corp.
1.875%, 6/1/18	1,555,000	1,552,896
2.650%, 6/1/20	1,138,000	1,134,047
3.375%, 6/1/23	1,666,000	1,640,543
Hewlett-Packard Co.
2.125%, 9/13/15	1,000,000	1,019,700
2.650%, 6/1/16	2,000,000	2,068,230
2.600%, 9/15/17	1,000,000	1,027,236
5.500%, 3/1/18	2,986,000	3,368,265
2.750%, 1/14/19	600,000	604,300
3.750%, 12/1/20	138,000	140,078
4.375%, 9/15/21	166,000	172,847
4.650%, 12/9/21	3,138,000	3,305,818
4.050%, 9/15/22	1,000,000	1,016,381
Lexmark International, Inc.
5.125%, 3/15/20	500,000	521,690
NetApp, Inc.
2.000%, 12/15/17	562,000	568,618
Seagate HDD Cayman
3.750%, 11/15/18§	3,000,000	3,086,250

		30,431,947

Total Information Technology		139,288,785

Materials (1.6%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	589,969
3.150%, 10/1/22	86,000	81,800
3.500%, 6/1/23	1,000,000	967,848
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	240,744
4.375%, 8/21/19	394,000	430,711
2.750%, 2/3/23	1,000,000	939,517
Airgas, Inc.
3.250%, 10/1/15	755,000	780,488
1.650%, 2/15/18	500,000	489,032
Albemarle Corp.
4.500%, 12/15/20	500,000	532,016
Cabot Corp.
5.000%, 10/1/16	394,000	430,044
3.700%, 7/15/22	500,000	484,048
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,307,436
3.450%, 6/1/23	1,000,000	959,768
Dow Chemical Co.
2.500%, 2/15/16	2,365,000	2,435,009
8.550%, 5/15/19	2,530,000	3,240,952
4.250%, 11/15/20	1,984,000	2,103,550
4.125%, 11/15/21	55,000	57,497
3.000%, 11/15/22	888,000	843,788
E.I. du Pont de Nemours & Co.
1.950%, 1/15/16	1,000,000	1,022,617
5.250%, 12/15/16	149,000	165,937
6.000%, 7/15/18	2,203,000	2,565,112
5.750%, 3/15/19	500,000	583,303
3.625%, 1/15/21	1,611,000	1,681,024
2.800%, 2/15/23	888,000	842,701
Eastman Chemical Co.
2.400%, 6/1/17	83,000	84,759
5.500%, 11/15/19	427,000	483,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 8/15/22	$1,125,000	$1,115,258
Ecolab, Inc.
1.000%, 8/9/15	146,000	146,483
3.000%, 12/8/16	1,500,000	1,575,661
4.350%, 12/8/21	1,267,000	1,366,605
FMC Corp.
4.100%, 2/1/24	500,000	509,582
Lubrizol Corp.
8.875%, 2/1/19	500,000	642,875
LYB International Finance B.V.
4.000%, 7/15/23	1,055,000	1,070,247
LyondellBasell Industries N.V.
6.000%, 11/15/21	1,800,000	2,086,125
Methanex Corp.
3.250%, 12/15/19	193,000	192,803
Monsanto Co.
5.125%, 4/15/18	824,000	926,392
1.850%, 11/15/18	400,000	397,328
2.200%, 7/15/22	250,000	231,727
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,017,937
NewMarket Corp.
4.100%, 12/15/22	167,000	164,807
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	887,438
6.500%, 5/15/19	815,000	962,309
4.875%, 3/30/20	194,000	213,176
3.625%, 3/15/24	500,000	491,533
PPG Industries, Inc.
1.900%, 1/15/16	733,000	745,044
6.650%, 3/15/18	383,000	444,072
3.600%, 11/15/20	350,000	363,084
2.700%, 8/15/22	500,000	471,171
Praxair, Inc.
0.750%, 2/21/16	400,000	400,383
1.050%, 11/7/17	656,000	644,912
1.250%, 11/7/18	1,400,000	1,355,365
4.500%, 8/15/19	755,000	834,476
4.050%, 3/15/21	500,000	534,922
3.000%, 9/1/21	555,000	555,663
2.200%, 8/15/22	405,000	372,887
2.700%, 2/21/23	433,000	412,342
RPM International, Inc.
6.125%, 10/15/19	655,000	738,926
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	539,616
Valspar Corp.
7.250%, 6/15/19	394,000	473,331
4.200%, 1/15/22	200,000	204,551
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	296,450

		47,728,631

Construction Materials (0.1%)
CRH America, Inc.
6.000%, 9/30/16	3,109,000	3,467,534
8.125%, 7/15/18	269,000	327,873
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	342,000

		4,137,407

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	178,989
3.350%, 4/15/23	300,000	283,787
Bemis Co., Inc.
6.800%, 8/1/19	404,000	480,507
Packaging Corp. of America
4.500%, 11/1/23	200,000	207,500
Rock-Tenn Co.
4.900%, 3/1/22	1,500,000	1,595,522

		2,746,305

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	900,000	1,026,563
5.720%, 2/23/19	300,000	326,625
6.150%, 8/15/20	1,145,000	1,253,775
5.400%, 4/15/21	1,305,000	1,349,859
5.870%, 2/23/22	100,000	105,600
Allegheny Technologies, Inc.
9.375%, 6/1/19	559,000	686,454
5.875%, 8/15/23	600,000	623,470
Barrick Gold Corp.
6.950%, 4/1/19	1,978,000	2,315,305
3.850%, 4/1/22	2,000,000	1,903,720
4.100%, 5/1/23	855,000	804,928
Barrick North America Finance LLC
4.400%, 5/30/21	111,000	111,521
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	598,000	670,050
1.875%, 11/21/16	750,000	766,801
1.625%, 2/24/17	1,000,000	1,013,218
5.400%, 3/29/17	139,000	155,360
6.500%, 4/1/19	2,368,000	2,844,549
3.250%, 11/21/21	388,000	391,349
2.875%, 2/24/22	1,406,000	1,380,488
3.850%, 9/30/23	2,000,000	2,033,224
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	99,862
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,711,000	1,759,752
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	583,000	588,472
5.900%, 3/15/20	700,000	733,498
4.800%, 10/1/20	173,000	169,407
4.875%, 4/1/21	94,000	91,574
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	1,000,000	1,014,617
2.375%, 3/15/18	5,000,000	4,990,770
3.100%, 3/15/20	1,656,000	1,617,632
3.550%, 3/1/22	1,794,000	1,714,958
3.875%, 3/15/23	1,638,000	1,563,385
Glencore Canada Corp.
5.500%, 6/15/17	512,000	559,342
Goldcorp, Inc.
2.125%, 3/15/18	656,000	645,698
3.700%, 3/15/23	555,000	524,810
Kinross Gold Corp.
5.950%, 3/15/24§	555,000	547,962
Newmont Mining Corp.
5.125%, 10/1/19	928,000	976,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/15/22	$1,044,000	$947,299
Nucor Corp.
5.750%, 12/1/17	763,000	864,653
5.850%, 6/1/18	755,000	862,742
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	455,000	454,495
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	1,221,000	1,278,271
Rio Tinto Finance USA Ltd.
1.875%, 11/2/15	2,500,000	2,543,242
6.500%, 7/15/18	920,000	1,079,564
9.000%, 5/1/19	931,000	1,209,045
3.500%, 11/2/20	1,000,000	1,023,528
4.125%, 5/20/21	1,388,000	1,453,738
3.750%, 9/20/21	1,000,000	1,031,441
Rio Tinto Finance USA plc
1.375%, 6/17/16	1,500,000	1,511,763
2.000%, 3/22/17	500,000	509,391
1.625%, 8/21/17	1,055,000	1,055,844
2.250%, 12/14/18	1,500,000	1,499,737
3.500%, 3/22/22	687,000	686,256
2.875%, 8/21/22	1,055,000	1,002,132
Southern Copper Corp.
5.375%, 4/16/20	193,000	208,399
3.500%, 11/8/22	244,000	231,589
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,206,388
4.500%, 1/15/21	180,000	184,966
3.750%, 2/1/23	111,000	104,250
Vale Overseas Ltd.
6.250%, 1/11/16	478,000	518,026
6.250%, 1/23/17	2,426,000	2,701,407
4.625%, 9/15/20	1,611,000	1,668,485
4.375%, 1/11/22	1,062,000	1,057,508

		66,255,548

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,010,000
International Paper Co.
5.300%, 4/1/15	1,064,000	1,113,939
7.950%, 6/15/18	1,744,000	2,131,120
9.375%, 5/15/19	666,000	870,366
7.500%, 8/15/21	156,000	195,033
4.750%, 2/15/22	149,000	161,049

		6,481,507

Total Materials		127,349,398

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.500%, 8/15/15	4,276,000	4,380,841
0.900%, 2/12/16	1,500,000	1,500,332
2.950%, 5/15/16	1,100,000	1,144,967
5.625%, 6/15/16	589,000	649,098
2.400%, 8/15/16	480,000	494,632
1.600%, 2/15/17	1,000,000	1,007,558
1.700%, 6/1/17	1,276,000	1,284,035
1.400%, 12/1/17	1,000,000	984,300
5.500%, 2/1/18	3,972,000	4,491,198
2.375%, 11/27/18	1,500,000	1,501,849
5.800%, 2/15/19	1,901,000	2,191,604
2.300%, 3/11/19	1,000,000	992,540
4.450%, 5/15/21	1,276,000	1,375,076
3.875%, 8/15/21	497,000	515,766
3.000%, 2/15/22	1,000,000	969,033
2.625%, 12/1/22	2,156,000	1,994,273
3.900%, 3/11/24	1,000,000	992,036
British Telecommunications plc
1.625%, 6/28/16	840,000	851,425
5.950%, 1/15/18	1,200,000	1,370,306
2.350%, 2/14/19	1,000,000	993,560
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	501,055
3.849%, 4/15/23	500,000	486,119
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,952,675
Orange S.A.
2.125%, 9/16/15	1,000,000	1,015,239
2.750%, 9/14/16	555,000	576,308
5.375%, 7/8/19	1,111,000	1,254,316
4.125%, 9/14/21	1,000,000	1,032,243
Qwest Corp.
6.500%, 6/1/17	750,000	849,375
6.750%, 12/1/21	1,111,000	1,241,185
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	2,455,000	2,573,931
6.421%, 6/20/16	699,000	774,771
6.221%, 7/3/17	473,000	534,278
3.192%, 4/27/18	1,000,000	1,022,569
5.877%, 7/15/19	505,000	568,390
5.134%, 4/27/20	629,000	681,259
5.462%, 2/16/21	2,322,000	2,548,058
4.570%, 4/27/23	500,000	510,250
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,212,644
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	1,000,358
3.000%, 4/1/16	1,000,000	1,042,487
2.500%, 9/15/16	4,044,000	4,181,027
2.000%, 11/1/16	1,000,000	1,021,343
1.100%, 11/1/17	1,000,000	979,295
3.650%, 9/14/18	5,200,000	5,533,026
6.350%, 4/1/19	2,067,000	2,439,454
2.550%, 6/17/19	1,000,000	1,002,613
4.500%, 9/15/20	2,057,000	2,234,437
3.450%, 3/15/21	2,500,000	2,528,018
4.600%, 4/1/21	1,666,000	1,801,579
3.500%, 11/1/21	1,000,000	1,001,325
2.450%, 11/1/22	1,406,000	1,274,810
5.150%, 9/15/23	9,500,000	10,394,710
4.150%, 3/15/24	2,000,000	2,018,551

		87,472,127

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,300,000	1,338,441
5.625%, 11/15/17	2,280,000	2,578,748
5.000%, 3/30/20	2,826,000	3,095,831
3.125%, 7/16/22	1,000,000	948,250
Rogers Communications, Inc.
6.800%, 8/15/18	1,324,000	1,572,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 3/15/23	$750,000	$707,411
Vodafone Group plc
5.625%, 2/27/17	2,027,000	2,284,535
1.625%, 3/20/17	250,000	252,255
1.250%, 9/26/17	1,000,000	988,767
1.500%, 2/19/18	2,000,000	1,970,253
5.450%, 6/10/19	1,437,000	1,642,387
2.500%, 9/26/22	611,000	558,961
2.950%, 2/19/23	1,194,000	1,113,789

		19,052,036

Total Telecommunication Services		106,524,163

Utilities (1.8%)
Electric Utilities (1.1%)
Alabama Power Co.
0.550%, 10/15/15	1,000,000	1,001,181
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	496,742
2.950%, 12/15/22	83,000	79,325
Appalachian Power Co.
3.400%, 5/24/15	500,000	514,978
Arizona Public Service Co.
8.750%, 3/1/19	461,000	588,353
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	174,529
2.800%, 8/15/22	300,000	286,114
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	233,702
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	493,000	536,003
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	560,440
1.950%, 9/1/16	175,000	178,738
6.150%, 9/15/17	940,000	1,084,695
2.150%, 1/15/19	1,000,000	1,000,414
4.000%, 8/1/20	359,000	381,013
3.400%, 9/1/21	250,000	252,918
Connecticut Light & Power Co.
5.650%, 5/1/18	55,000	63,020
5.500%, 2/1/19	500,000	570,648
2.500%, 1/15/23	156,000	146,881
Dayton Power & Light Co.
1.875%, 9/15/16§	250,000	249,945
Detroit Edison Co.
5.600%, 6/15/18	250,000	288,392
3.900%, 6/1/21	500,000	528,231
Dominion Gas Holdings LLC
1.050%, 11/1/16§	500,000	494,442
DTE Electric Co.
3.650%, 3/15/24	245,000	250,938
Duke Energy Carolinas LLC
7.000%, 11/15/18	401,000	489,116
4.300%, 6/15/20	138,000	150,167
Duke Energy Corp.
3.350%, 4/1/15	1,524,000	1,566,487
1.625%, 8/15/17	500,000	500,741
2.100%, 6/15/18	250,000	249,523
5.050%, 9/15/19	655,000	727,929
3.050%, 8/15/22	1,055,000	1,023,046
Duke Energy Florida, Inc.
5.800%, 9/15/17	1,000,000	1,156,089
5.650%, 6/15/18	346,000	397,820
4.550%, 4/1/20	149,000	162,206
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	553,663
3.750%, 7/15/20	1,062,000	1,117,804
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	571,104
3.800%, 9/1/23	1,000,000	1,036,309
Duke Energy Progress, Inc.
5.300%, 1/15/19	1,611,000	1,832,600
Edison International
3.750%, 9/15/17	531,000	568,811
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,111,000	1,158,602
3.700%, 6/1/24	1,000,000	1,013,229
Entergy Corp.
3.625%, 9/15/15	500,000	517,480
4.700%, 1/15/17	250,000	266,934
5.125%, 9/15/20	742,000	798,606
Entergy Texas, Inc.
7.125%, 2/1/19	555,000	676,313
Exelon Corp.
4.900%, 6/15/15	354,000	370,186
Florida Power & Light Co.
5.550%, 11/1/17	500,000	564,252
2.750%, 6/1/23	250,000	240,752
Georgia Power Co.
3.000%, 4/15/16	156,000	163,296
5.400%, 6/1/18	1,000,000	1,148,616
4.250%, 12/1/19	307,000	337,960
2.850%, 5/15/22	638,000	620,874
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	66,320
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,239,008
2.000%, 6/30/16	1,381,000	1,412,207
8.400%, 1/15/22	125,000	167,292
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,317,126
3.200%, 3/15/23	150,000	141,060
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,654,318
7.350%, 2/1/19	55,000	66,169
Kansas City Power & Light Co.
5.850%, 6/15/17	55,000	59,170
6.375%, 3/1/18	555,000	623,470
7.150%, 4/1/19	500,000	610,085
3.150%, 3/15/23	250,000	239,922
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,015,520
LG&E and KU Energy LLC
2.125%, 11/15/15	55,000	55,911
3.750%, 11/15/20	1,208,000	1,236,380
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,016,170
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	605,678
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	856,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Nevada Power Co.
6.500%, 8/1/18	$1,111,000	$1,307,785
7.125%, 3/15/19	500,000	608,590
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	1,283,000	1,293,278
7.875%, 12/15/15	349,000	389,538
6.000%, 3/1/19	901,000	1,039,346
2.700%, 9/15/19	350,000	347,583
4.500%, 6/1/21	1,000,000	1,060,106
Northeast Utilities
4.500%, 11/15/19	352,000	387,276
Northern States Power Co.
1.950%, 8/15/15	474,000	481,418
5.250%, 3/1/18	500,000	560,335
2.150%, 8/15/22	1,000,000	925,489
NSTAR Electric Co.
5.625%, 11/15/17	750,000	856,787
2.375%, 10/15/22	1,250,000	1,162,690
Ohio Power Co.
6.050%, 5/1/18	111,000	128,063
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,107,554
6.800%, 9/1/18	611,000	720,814
7.000%, 9/1/22	750,000	932,274
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,126,848
8.250%, 10/15/18	755,000	940,410
3.500%, 10/1/20	1,232,000	1,266,927
3.250%, 6/15/23	250,000	240,764
3.750%, 2/15/24	350,000	348,693
PacifiCorp
5.500%, 1/15/19	300,000	343,052
2.950%, 2/1/22	500,000	495,228
3.600%, 4/1/24	600,000	609,574
PECO Energy Co.
1.200%, 10/15/16	194,000	195,220
5.350%, 3/1/18	55,000	61,887
2.375%, 9/15/22	500,000	470,878
Portland General Electric Co.
6.100%, 4/15/19	373,000	433,247
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	301,583
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	983,992
4.200%, 6/15/22	1,078,000	1,113,158
3.500%, 12/1/22	1,000,000	980,050
3.400%, 6/1/23	250,000	242,115
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	188,345
Progress Energy, Inc.
5.625%, 1/15/16	55,000	59,618
7.050%, 3/15/19	1,055,000	1,272,731
4.400%, 1/15/21	156,000	167,705
3.150%, 4/1/22	1,138,000	1,114,418
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,964
3.200%, 11/15/20	83,000	85,697
2.250%, 9/15/22	500,000	463,997
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	58,676
4.400%, 2/1/21	205,000	217,880
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	676,701
2.300%, 9/15/18	1,000,000	1,015,678
3.500%, 8/15/20	55,000	56,906
2.375%, 5/15/23	500,000	459,608
Sierra Pacific Power Co.
6.000%, 5/15/16	55,000	60,760
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	595,909
Southern California Edison Co.
5.500%, 8/15/18	500,000	577,368
3.875%, 6/1/21	586,000	620,864
Southern Co.
2.375%, 9/15/15	500,000	511,886
1.950%, 9/1/16	310,000	317,750
Southwestern Electric Power Co.
5.550%, 1/15/17	66,000	72,928
6.450%, 1/15/19	344,000	400,792
3.550%, 2/15/22	2,000,000	1,994,188
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	634,919
Tampa Electric Co.
6.100%, 5/15/18	249,000	289,602
2.600%, 9/15/22	200,000	190,234
UIL Holdings Corp.
4.625%, 10/1/20	500,000	525,923
Virginia Electric & Power Co.
5.400%, 1/15/16	1,047,000	1,135,636
5.400%, 4/30/18	500,000	570,090
5.000%, 6/30/19	591,000	669,562
2.750%, 3/15/23	583,000	555,152
3.450%, 2/15/24	500,000	497,960
Westar Energy, Inc.
5.100%, 7/15/20	500,000	554,283
Wisconsin Electric Power Co.
4.250%, 12/15/19	752,000	826,493
2.950%, 9/15/21	680,000	676,527
Wisconsin Power & Light Co.
5.000%, 7/15/19	297,000	337,632
Xcel Energy, Inc.
0.750%, 5/9/16	111,000	110,624
4.700%, 5/15/20	711,000	788,484

		86,180,507

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	799,000	1,018,992
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	397,207
4.500%, 1/15/21	1,297,000	1,402,292
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	206,078
2.700%, 4/1/19	335,000	334,122
3.875%, 3/15/23	1,055,000	1,024,374
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	968,666
ONE Gas, Inc.
2.070%, 2/1/19§	500,000	498,161
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	833,000	955,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Questar Corp.
2.750%, 2/1/16	$125,000	$128,886
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	948,655
4.400%, 6/15/21	83,000	87,485
Southwest Gas Corp.
3.875%, 4/1/22	500,000	515,793

		8,486,172

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	521,803
5.150%, 12/1/20	555,000	603,185
Exelon Generation Co. LLC
6.200%, 10/1/17	651,000	736,473
5.200%, 10/1/19	2,000,000	2,198,582
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	551,568
6.500%, 5/1/18	124,000	140,681
PSEG Power LLC
5.500%, 12/1/15	140,000	150,738
5.125%, 4/15/20	1,286,000	1,394,830
Southern Power Co.
4.875%, 7/15/15	1,000,000	1,052,597
Tennessee Valley Authority
5.500%, 7/18/17	4,322,000	4,923,562
6.250%, 12/15/17	62,000	73,126
4.500%, 4/1/18	156,000	173,302
3.875%, 2/15/21	2,383,000	2,574,195
1.875%, 8/15/22	1,000,000	921,254

		16,015,896

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	638,000	653,370
Ameren Corp.
9.750%, 11/15/18	1,000,000	1,291,394
2.700%, 9/1/22	500,000	479,883
Avista Corp.
5.125%, 4/1/22	500,000	557,642
Black Hills Corp.
4.250%, 11/30/23	600,000	617,628
CenterPoint Energy, Inc.
5.950%, 2/1/17	55,000	61,494
6.500%, 5/1/18	500,000	583,178
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,656,094
3.875%, 3/1/24	1,000,000	1,005,851
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	442,078
7.125%, 12/1/18	943,000	1,142,416
6.650%, 4/1/19	555,000	663,178
4.450%, 6/15/20	500,000	542,763
Consumers Energy Co.
6.700%, 9/15/19	1,890,000	2,288,942
Delmarva Power & Light Co.
3.500%, 11/15/23	1,000,000	998,084
Dominion Resources, Inc.
5.150%, 7/15/15	382,000	403,009
2.250%, 9/1/15	1,500,000	1,530,281
5.600%, 11/15/16	280,000	309,423
1.250%, 3/15/17	415,000	414,047
6.000%, 11/30/17	941,000	1,076,593
8.875%, 1/15/19	699,000	886,718
5.200%, 8/15/19	316,000	355,238
7.500%, 6/30/66(l)	200,000	216,500
DTE Energy Co.
6.350%, 6/1/16	111,000	123,979
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	202,000
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	927,000	1,055,010
3.750%, 11/15/23§	2,000,000	1,999,567
National Grid plc
6.300%, 8/1/16	478,000	533,488
NiSource Finance Corp.
6.400%, 3/15/18	1,305,000	1,514,766
6.800%, 1/15/19	1,000,000	1,186,704
5.450%, 9/15/20	55,000	62,028
PG&E Corp.
2.400%, 3/1/19	500,000	493,538
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,739,680
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,695,534
SCANA Corp.
6.250%, 4/1/20	255,000	278,209
Sempra Energy
6.500%, 6/1/16	442,000	496,278
2.300%, 4/1/17	550,000	566,835
6.150%, 6/15/18	55,000	64,107
9.800%, 2/15/19	1,000,000	1,322,740
2.875%, 10/1/22	535,000	505,693
TECO Finance, Inc.
4.000%, 3/15/16	562,000	594,609
5.150%, 3/15/20	877,000	968,937
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	543,250

		34,122,756

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	1,000,000	1,008,122
United Utilities plc
5.375%, 2/1/19	500,000	542,942

		1,551,064

Total Utilities		146,356,395

Total Corporate Bonds		2,525,653,748

Government Securities (62.7%)
Foreign Governments (2.7%)
Canadian Government Bond
0.875% 2/14/17	3,165,000	3,158,524
1.625% 2/27/19	3,500,000	3,476,893
Development Bank of Japan
4.250% 6/9/15	500,000	522,085
5.125% 2/1/17	1,100,000	1,221,630
Egypt Government AID Bonds
4.450% 9/15/15	1,000,000	1,055,890
Export Development Canada
2.250% 5/28/15	2,750,000	2,811,075
0.500% 9/15/15	1,000,000	1,000,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 10/26/16	$110,000	$111,194
0.875% 1/30/17	1,000,000	1,000,794
0.750% 12/15/17	1,250,000	1,222,437
Export-Import Bank of Korea
4.125% 9/9/15	2,650,000	2,771,128
4.000% 1/11/17	800,000	859,576
1.750% 2/27/18	1,591,000	1,569,199
2.875% 9/17/18	1,500,000	1,535,184
5.125% 6/29/20	500,000	556,480
4.000% 1/29/21	1,500,000	1,574,013
5.000% 4/11/22	500,000	558,026
4.000% 1/14/24	500,000	516,400
Federative Republic of Brazil
6.000% 1/17/17	2,000,000	2,231,334
8.000% 1/15/18(b)	1,429,333	1,597,280
5.875% 1/15/19	1,694,000	1,908,206
8.875% 10/14/19	554,000	711,945
4.875% 1/22/21	2,500,000	2,649,290
2.625% 1/5/23	2,000,000	1,768,707
FMS Wertmanagement AoeR
0.625% 4/18/16	2,100,000	2,101,144
1.125% 10/14/16	1,000,000	1,005,678
1.000% 11/21/17	1,650,000	1,630,704
1.625% 11/20/18	1,500,000	1,489,059
Japan Bank for International Cooperation
1.125% 7/19/17	3,000,000	2,981,236
1.750% 7/31/18	2,000,000	1,989,642
1.750% 11/13/18	1,500,000	1,497,849
3.375% 7/31/23	2,000,000	2,013,095
Japan Finance Corp.
2.500% 1/21/16	2,300,000	2,374,850
2.500% 5/18/16	1,200,000	1,250,551
2.250% 7/13/16	276,000	286,396
Japan Finance Organization for Municipalities
4.625% 4/21/15	1,500,000	1,563,795
5.000% 5/16/17	1,200,000	1,339,247
4.000% 1/13/21	700,000	754,635
Korea Development Bank
4.375% 8/10/15	615,000	643,249
1.000% 1/22/16	1,500,000	1,497,122
3.250% 3/9/16	626,000	651,159
4.000% 9/9/16	1,000,000	1,064,800
1.500% 1/22/18	1,000,000	977,535
3.000% 3/17/19	1,000,000	1,021,392
3.000% 9/14/22	1,000,000	975,222
3.750% 1/22/24	500,000	506,175
Korea Finance Corp.
3.250% 9/20/16	650,000	677,995
2.250% 8/7/17	1,000,000	1,014,284
Province of British Columbia
2.850% 6/15/15	1,945,000	2,003,396
2.100% 5/18/16	1,000,000	1,031,011
1.200% 4/25/17	1,500,000	1,503,623
2.650% 9/22/21	1,000,000	991,953
2.000% 10/23/22	733,000	678,590
Province of Manitoba
4.900% 12/6/16	871,000	960,820
1.125% 6/1/18	1,000,000	974,596
1.750% 5/30/19	1,000,000	977,168
2.100% 9/6/22	1,468,000	1,350,414
Province of New Brunswick
2.750% 6/15/18	1,312,000	1,350,320
Province of Nova Scotia
2.375% 7/21/15	500,000	508,345
5.125% 1/26/17	1,683,000	1,866,655
Province of Ontario
0.950% 5/26/15	3,750,000	3,772,324
2.700% 6/16/15	6,156,000	6,323,360
1.875% 9/15/15	359,000	366,047
4.750% 1/19/16	125,000	134,214
2.300% 5/10/16	2,000,000	2,065,009
1.000% 7/22/16	3,000,000	3,012,235
4.950% 11/28/16	304,000	335,568
1.100% 10/25/17	1,861,000	1,837,804
1.200% 2/14/18	1,000,000	984,018
2.000% 9/27/18	1,500,000	1,505,085
2.000% 1/30/19	1,000,000	996,971
1.650% 9/27/19	1,166,000	1,127,260
4.000% 10/7/19	332,000	360,910
4.400% 4/14/20	5,000,000	5,532,850
2.450% 6/29/22	1,611,000	1,545,281
Province of Quebec
4.600% 5/26/15	1,478,000	1,548,764
5.125% 11/14/16	1,520,000	1,683,651
4.625% 5/14/18	1,527,000	1,712,108
3.500% 7/29/20	1,611,000	1,688,441
2.750% 8/25/21	500,000	488,719
2.625% 2/13/23	2,406,000	2,272,856
Republic of Chile
3.875% 8/5/20	600,000	639,780
3.250% 9/14/21	1,000,000	1,007,541
2.250% 10/30/22	500,000	457,914
Republic of Colombia
7.375% 1/27/17	1,500,000	1,735,727
7.375% 3/18/19	2,250,000	2,717,686
4.375% 7/12/21	1,350,000	1,408,865
2.625% 3/15/23	1,000,000	902,793
Republic of Italy
4.750% 1/25/16	100,000	105,837
5.250% 9/20/16	2,655,000	2,867,277
5.375% 6/12/17	2,500,000	2,724,024
Republic of Korea
7.125% 4/16/19	1,546,000	1,899,892
Republic of Panama
5.200% 1/30/20	1,143,000	1,263,015
Republic of Peru
8.375% 5/3/16	775,000	884,864
7.125% 3/30/19	1,392,000	1,681,321
Republic of Philippines
8.000% 1/15/16	700,000	784,000
6.500% 1/20/20	312,000	370,110
4.000% 1/15/21	5,415,000	5,697,620
4.200% 1/21/24	2,400,000	2,478,818
Republic of Poland
3.875% 7/16/15	1,443,000	1,501,874
5.000% 10/19/15	1,255,000	1,338,684
6.375% 7/15/19	2,574,000	3,026,895
5.125% 4/21/21	1,500,000	1,661,280
5.000% 3/23/22	2,062,000	2,254,405
3.000% 3/17/23	1,750,000	1,637,317
4.000% 1/22/24	4,000,000	4,018,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of South Africa
6.875% 5/27/19	$1,883,000	$2,174,865
5.500% 3/9/20	1,638,000	1,773,135
5.875% 5/30/22	1,000,000	1,096,250
Republic of Turkey
7.500% 7/14/17	10,608,000	11,960,520
6.750% 4/3/18	312,000	344,760
7.500% 11/7/19	2,200,000	2,527,250
3.250% 3/23/23	5,615,000	4,906,106
Republic of Uruguay
8.000% 11/18/22	1,000,000	1,259,409
State of Israel
5.500% 11/9/16	519,000	574,273
5.125% 3/26/19	1,498,000	1,690,868
4.000% 6/30/22	1,000,000	1,045,000
3.150% 6/30/23	500,000	483,750
Svensk Exportkredit AB
0.625% 9/4/15	1,400,000	1,403,197
1.750% 10/20/15	2,230,000	2,272,845
0.625% 5/31/16	1,000,000	999,500
2.125% 7/13/16	1,000,000	1,029,138
5.125% 3/1/17	569,000	634,400
1.125% 4/5/18	2,000,000	1,961,252
United Mexican States
5.625% 1/15/17	662,000	736,918
5.950% 3/19/19	3,000,000	3,496,078
5.125% 1/15/20	250,000	279,374
3.500% 1/21/21	2,000,000	2,027,391
3.625% 3/15/22	9,700,000	9,733,548

		220,660,228

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A
4.839% 1/1/41	2,000	2,158
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T
5.491% 11/1/39	4,000	4,559
City & County of Denver, General Obligation Bonds,
Series 2010B
5.650% 8/1/30	4,000	4,377
City of Chicago, International Airport, Revenue Bonds,
Series 2010B
6.845% 1/1/38	2,000	2,194
6.395% 1/1/40	4,000	4,744
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE
6.011% 6/15/42	4,000	4,947
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG
5.724% 6/15/42	2,000	2,380
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A
5.508% 8/1/37	8,000	9,338
City of New York, General Obligation Bonds,
Series 2009-A1
5.206% 10/1/31	4,000	4,326
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E
4.200% 12/1/21	155,000	166,489
County of Clark Airport System, Revenue Bonds,
Series 2009B
6.881% 7/1/42	4,000	4,306
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E
6.750% 8/1/49	4,000	5,415
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B
6.731% 7/1/43	204,000	242,544
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B
6.138% 5/1/49	4,000	4,975
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A
2.107% 7/1/18	1,000,000	1,004,860
2.995% 7/1/20	640,000	636,269
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A
6.637% 4/1/57	2,000	2,265
7.055% 4/1/57	4,000	4,315
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	862,020
(Zero Coupon), 2/15/23	1,000,000	674,720
Ohio State University, Revenue Bonds,
Series 2010C
4.910% 6/1/40	4,000	4,323
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B
5.511% 12/1/45	1,000	1,112
5.561% 12/1/49	3,000	3,350
Regents of the University of California, Revenue Bonds,
Series 2013-AH
1.796% 7/1/19	175,000	171,642
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1
6.793% 4/1/30	4,000	4,818
7.043% 4/1/50	4,000	5,395
State of California, Various Purposes, General Obligation Bonds
5.450% 4/1/15	250,000	262,440
3.950% 11/1/15	1,625,000	1,709,825
State of California, Various Purposes, General Obligation Bonds,
Series 2009
5.950% 4/1/16	35,000	38,471
5.750% 3/1/17	200,000	224,790
6.200% 3/1/19	200,000	235,008
6.200% 10/1/19	400,000	473,528
State of Illinois, General Obligation Bonds,
Series 2011
4.961% 3/1/16	3,400,000	3,632,220
5.365% 3/1/17	310,000	338,706
5.665% 3/1/18	2,275,000	2,516,582
5.877% 3/1/19	60,000	67,198
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E
5.770% 3/15/39	2,000	2,327

		13,338,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (2.7%)
African Development Bank
6.875% 10/15/15	$200,000	$214,183
2.500% 3/15/16	2,083,000	2,160,539
0.750% 10/18/16	2,000,000	1,994,353
0.875% 5/15/17	1,860,000	1,849,125
0.875% 3/15/18	2,000,000	1,952,640
Asian Development Bank
0.500% 8/17/15	2,138,000	2,140,315
2.500% 3/15/16	2,638,000	2,737,247
0.500% 6/20/16	2,138,000	2,129,768
5.500% 6/27/16	3,138,000	3,470,635
1.125% 3/15/17	1,000,000	1,002,727
1.750% 9/11/18	3,000,000	3,008,057
1.875% 10/23/18	1,788,000	1,799,085
1.750% 3/21/19	1,305,000	1,295,549
1.375% 3/23/20	583,000	552,153
Corp. Andina de Fomento
3.750% 1/15/16	2,138,000	2,224,051
5.750% 1/12/17	346,000	386,020
8.125% 6/4/19	1,117,000	1,390,665
Council of Europe Development Bank
2.625% 2/16/16	1,721,000	1,786,456
1.500% 2/22/17	1,500,000	1,517,666
1.500% 6/19/17	111,000	111,978
1.000% 3/7/18	1,500,000	1,468,419
European Bank for Reconstruction & Development
2.750% 4/20/15	700,000	717,932
1.625% 9/3/15	1,357,000	1,380,495
2.500% 3/15/16	3,500,000	3,628,161
1.375% 10/20/16	138,000	139,828
1.000% 2/16/17	1,500,000	1,499,255
0.750% 9/1/17	2,138,000	2,103,993
1.625% 4/10/18	1,500,000	1,496,764
1.000% 6/15/18	2,083,000	2,034,024
European Investment Bank
1.125% 4/15/15	2,500,000	2,519,594
1.000% 7/15/15	6,000,000	6,043,828
1.625% 9/1/15	312,000	317,164
1.375% 10/20/15	6,000,000	6,082,452
4.625% 10/20/15	874,000	929,840
4.875% 2/16/16	2,813,000	3,038,432
2.250% 3/15/16	7,000,000	7,226,643
0.625% 4/15/16	5,000,000	5,000,922
2.125% 7/15/16	553,000	570,311
0.500% 8/15/16	5,415,000	5,380,475
5.125% 9/13/16	2,125,000	2,346,954
1.125% 12/15/16	3,000,000	3,015,330
4.875% 1/17/17	2,775,000	3,072,281
0.875% 4/18/17	2,000,000	2,000,993
5.125% 5/30/17	3,401,000	3,818,590
1.625% 6/15/17	4,000,000	4,056,360
1.125% 9/15/17	2,415,000	2,400,531
1.000% 12/15/17	2,735,000	2,693,444
1.000% 3/15/18	4,000,000	3,916,844
1.000% 6/15/18	5,276,000	5,136,161
1.625% 12/18/18	2,500,000	2,472,638
1.875% 3/15/19	1,000,000	995,296
2.875% 9/15/20	2,526,000	2,588,597
4.000% 2/16/21	2,111,000	2,299,800
3.250% 1/29/24	3,000,000	3,054,806
Inter-American Development Bank
2.250% 7/15/15	1,312,000	1,343,448
0.500% 8/17/15	3,500,000	3,499,611
5.125% 9/13/16	2,758,000	3,045,362
1.375% 10/18/16	2,138,000	2,166,062
0.875% 3/15/18	500,000	487,783
4.250% 9/10/18	1,743,000	1,931,827
3.875% 9/17/19	1,000,000	1,092,055
3.875% 2/14/20	3,125,000	3,409,571
1.375% 7/15/20	5,000,000	4,712,365
2.125% 11/9/20	3,000,000	2,936,055
3.000% 2/21/24	2,000,000	2,003,562
International Bank for Reconstruction & Development
2.375% 5/26/15	4,088,000	4,181,466
0.375% 8/24/15	450,000	449,797
0.375% 11/16/15	2,000,000	1,997,610
2.125% 3/15/16	6,865,000	7,081,495
5.000% 4/1/16	916,000	996,205
0.500% 4/15/16	3,221,000	3,218,664
0.500% 5/16/16	3,500,000	3,500,849
1.000% 9/15/16	1,000,000	1,005,860
0.875% 4/17/17	3,776,000	3,758,857
9.250% 7/15/17	599,000	750,950
1.125% 7/18/17	2,500,000	2,499,397
1.875% 3/15/19	3,500,000	3,511,414
2.125% 11/1/20	2,000,000	1,970,218
7.625% 1/19/23	1,000,000	1,368,913
2.125% 2/13/23	1,219,000	1,171,387
International Finance Corp.
0.500% 5/15/15	1,000,000	1,001,597
2.250% 4/11/16	276,000	284,610
0.500% 5/16/16	1,000,000	995,705
0.625% 11/15/16	2,000,000	1,987,009
1.125% 11/23/16	3,000,000	3,020,842
2.125% 11/17/17	4,138,000	4,254,430
0.625% 12/21/17	624,000	607,269
0.875% 6/15/18	2,638,000	2,563,144
1.750% 9/4/18	3,000,000	3,011,632
Nordic Investment Bank
2.250% 3/15/16	500,000	516,585
0.500% 4/14/16	3,500,000	3,494,640
5.000% 2/1/17	1,705,000	1,897,211
1.000% 3/7/17	1,000,000	1,000,201
0.750% 1/17/18	824,000	805,333
North American Development Bank
4.375% 2/11/20	500,000	539,699
2.400% 10/26/22	1,150,000	1,081,411

		220,322,470

U.S. Government Agencies (6.0%)
Federal Farm Credit Bank
0.250% 9/10/15	2,000,000	1,998,581
1.500% 11/16/15	553,000	563,513
0.390% 12/17/15	2,000,000	1,999,403
0.450% 7/12/16	276,000	274,172
5.125% 8/25/16	485,000	536,894
0.540% 11/7/16	4,000,000	3,973,412
4.875% 1/17/17	5,919,000	6,576,801
1.290% 6/14/19	1,000,000	968,711
2.500% 6/20/22	1,000,000	958,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Bank
5.250% 6/18/14	$2,000	$2,022
5.500% 8/13/14	1,000	1,020
2.875% 6/12/15	2,500,000	2,577,652
1.630% 8/20/15	220,000	223,574
0.375% 8/28/15	5,000,000	5,008,186
0.500% 11/20/15	5,140,000	5,154,399
0.500% 1/8/16	3,070,000	3,062,074
0.375% 2/19/16	4,500,000	4,494,357
1.000% 3/11/16	5,000,000	5,051,249
5.375% 5/18/16	5,655,000	6,242,514
2.125% 6/10/16	5,000,000	5,170,824
5.625% 6/13/16	1,636,000	1,813,559
0.375% 6/24/16	5,000,000	4,979,040
0.575% 7/29/16	3,000,000	2,993,523
0.650% 9/12/16	3,000,000	2,993,912
1.125% 9/28/16	1,000,000	1,010,336
4.750% 12/16/16	11,061,000	12,225,692
0.625% 12/28/16	2,000,000	1,991,778
1.000% 3/27/17	5,000,000	4,996,249
4.875% 5/17/17	3,169,000	3,544,332
5.250% 6/5/17	3,135,000	3,522,558
1.000% 6/21/17	2,220,000	2,216,907
1.050% 7/26/17	250,000	249,005
1.000% 8/9/17	500,000	496,971
0.750% 9/8/17	2,000,000	1,958,055
5.000% 11/17/17	7,116,000	8,062,022
1.375% 3/9/18	2,000,000	1,996,517
1.625% 6/19/18	2,000,000	1,993,216
1.150% 7/25/18	1,000,000	979,753
1.875% 3/8/19	275,000	276,467
2.000% 3/27/19	1,000,000	998,741
1.650% 7/18/19	250,000	245,946
1.875% 3/13/20	2,000,000	1,970,000
4.125% 3/13/20	4,000,000	4,414,429
5.500% 7/15/36	3,000	3,674
Federal Home Loan Mortgage Corp.
0.500% 4/17/15	5,000,000	5,015,599
0.500% 8/28/15	166,000	166,518
1.750% 9/10/15	5,415,000	5,530,045
0.420% 9/18/15	5,000,000	5,001,285
0.500% 9/25/15	332,000	332,353
4.750% 11/17/15	7,468,000	8,011,745
0.450% 11/24/15	415,000	414,061
4.750% 1/19/16	3,500,000	3,780,307
0.500% 2/24/16	1,000,000	1,000,359
0.500% 4/29/16	811,000	810,230
0.500% 5/13/16	3,749,000	3,747,448
5.500% 7/18/16	5,693,000	6,334,851
0.650% 7/29/16	1,000,000	999,804
0.850% 7/29/16	2,000,000	2,003,874
2.000% 8/25/16	1,299,000	1,341,268
0.700% 9/27/16	250,000	249,623
0.750% 10/5/16	2,000,000	1,997,233
0.875% 10/14/16	3,000,000	3,006,848
5.125% 10/18/16	6,053,000	6,719,686
0.625% 11/1/16	1,280,000	1,275,461
0.875% 2/22/17	3,000,000	2,995,641
1.000% 3/8/17	5,000,000	5,011,726
5.000% 4/18/17	5,443,000	6,099,913
1.250% 5/12/17	5,000,000	5,040,141
1.000% 6/29/17	3,276,000	3,267,242
1.000% 7/25/17	1,000,000	994,599
1.000% 7/28/17	5,000,000	4,985,885
5.500% 8/23/17	249,000	284,849
1.000% 9/29/17	5,415,000	5,378,407
5.125% 11/17/17	7,687,000	8,742,113
1.000% 1/11/18	2,000,000	1,967,092
0.750% 1/12/18	5,553,000	5,428,232
0.875% 3/7/18	2,553,000	2,499,550
1.100% 5/7/18	2,000,000	1,963,045
1.125% 5/25/18	1,000,000	981,553
4.875% 6/13/18	2,000,000	2,275,400
3.750% 3/27/19	7,220,000	7,879,718
1.750% 5/30/19	8,000,000	7,923,828
2.000% 7/30/19	555,000	557,616
1.250% 8/1/19	3,276,000	3,151,096
1.250% 10/2/19	7,276,000	6,980,188
2.500% 10/17/19	1,000,000	1,007,892
1.375% 5/1/20	8,000,000	7,625,200
2.375% 1/13/22	20,000,000	19,502,958
Federal National Mortgage Association
5.000% 4/15/15	5,000,000	5,248,679
0.500% 5/27/15	5,000,000	5,019,840
0.625% 6/4/15	500,000	500,409
0.500% 7/2/15	6,646,000	6,669,183
2.375% 7/28/15	6,000,000	6,169,471
2.150% 8/4/15	269,000	275,800
1.875% 9/9/15	138,000	141,161
2.000% 9/21/15	400,000	410,075
0.500% 9/28/15	5,664,000	5,682,710
0.480% 10/9/15	691,000	692,174
1.875% 10/15/15	394,000	403,468
4.375% 10/15/15	3,513,000	3,726,675
1.625% 10/26/15	5,000,000	5,102,094
0.480% 11/25/15	1,000,000	1,001,332
0.375% 12/21/15	5,276,000	5,279,514
0.500% 1/15/16	1,000,000	999,052
0.500% 1/29/16	1,415,000	1,413,967
0.520% 2/26/16	1,500,000	1,499,575
5.000% 3/15/16	4,636,000	5,039,789
2.375% 4/11/16	5,000,000	5,191,350
0.500% 4/25/16	553,000	552,531
0.550% 6/6/16	5,000,000	4,995,056
0.375% 7/5/16	2,000,000	1,989,640
0.625% 8/26/16	3,000,000	2,999,710
5.250% 9/15/16	5,100,000	5,671,728
1.250% 9/28/16	6,000,000	6,081,900
0.625% 10/25/16	7,000,000	6,971,982
4.875% 12/15/16	3,400,000	3,767,552
1.250% 1/30/17	2,000,000	2,021,464
5.000% 2/13/17	553,000	616,987
0.750% 3/6/17	1,000,000	993,594
1.125% 4/27/17	12,000,000	12,055,500
5.000% 5/11/17	3,378,000	3,785,573
(Zero Coupon), 6/1/17	3,000,000	2,892,907
5.375% 6/12/17	5,764,000	6,542,184
1.000% 8/21/17	500,000	496,862
0.950% 8/23/17	2,276,000	2,257,964
0.875% 8/28/17	10,903,000	10,796,636
1.000% 9/20/17	2,000,000	1,984,740
1.000% 9/27/17	138,000	136,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.875% 10/26/17	$4,526,000	$4,468,567
0.900% 11/7/17	4,166,000	4,096,629
0.875% 12/20/17	5,000,000	4,919,181
1.000% 12/28/17	3,553,000	3,493,174
1.030% 1/30/18	1,000,000	983,715
0.875% 2/8/18	2,553,000	2,503,007
1.200% 2/28/18	1,000,000	988,225
0.875% 5/21/18	3,312,000	3,227,204
1.250% 6/20/18	553,000	544,786
1.500% 8/28/18	1,000,000	990,935
1.625% 11/27/18	10,000,000	9,955,838
1.250% 12/28/18	250,000	244,456
1.750% 1/30/19	611,000	611,573
1.875% 2/19/19	2,000,000	2,003,084
1.700% 10/4/19	111,000	108,902
(Zero Coupon), 10/9/19	4,000,000	3,443,468
1.500% 10/9/19	1,500,000	1,458,037
1.550% 10/29/19	3,000,000	2,919,036
1.750% 3/6/20	1,000,000	978,785
2.250% 10/17/22	2,500,000	2,353,919
2.200% 10/25/22	291,000	272,925
2.500% 3/27/23	138,000	130,846
Financing Corp.
10.700% 10/6/17	1,200,000	1,594,120
9.800% 4/6/18	250,000	332,257

		481,753,884

U.S. Treasuries (51.1%)
U.S. Treasury Bonds
9.875% 11/15/15	6,039,000	6,972,657
9.250% 2/15/16	7,726,900	9,001,838
7.250% 5/15/16	2,719,000	3,104,811
7.500% 11/15/16	17,094,400	20,096,271
8.750% 5/15/17	11,386,000	14,106,743
8.875% 8/15/17	2,903,000	3,651,855
9.125% 5/15/18	3,157,500	4,141,721
9.000% 11/15/18	1,386,000	1,846,818
8.875% 2/15/19	7,208,500	9,659,883
8.125% 8/15/19	13,438,600	17,801,945
8.500% 2/15/20	187,000	255,211
8.750% 8/15/20	1,592,500	2,227,867
7.125% 2/15/23	312,000	425,984
U.S. Treasury Notes
0.375% 4/15/15	2,354,900	2,360,419
0.125% 4/30/15	26,658,900	26,653,694
2.500% 4/30/15	50,198,700	51,462,738
0.250% 5/15/15	2,978,900	2,982,144
4.125% 5/15/15	2,478,900	2,588,610
0.250% 5/31/15	51,860,800	51,915,498
2.125% 5/31/15	25,606,500	26,188,523
0.375% 6/15/15	36,658,900	36,753,231
0.375% 6/30/15	101,797,100	102,063,523
1.875% 6/30/15	36,600,800	37,374,098
0.250% 7/15/15	32,764,800	32,794,236
1.750% 7/31/15	34,025,000	34,733,077
0.250% 8/15/15	30,337,700	30,362,292
4.250% 8/15/15	20,907,800	22,066,203
0.375% 8/31/15	80,000,000	80,196,872
1.250% 8/31/15	10,000,000	10,148,389
0.250% 9/15/15	1,105,900	1,106,332
1.250% 9/30/15	47,830,600	48,556,932
0.250% 10/15/15	25,967,700	25,966,560
1.250% 10/31/15	27,759,800	28,189,075
0.375% 11/15/15	4,084,900	4,091,103
4.500% 11/15/15	20,579,000	21,979,337
0.250% 11/30/15	20,000,000	19,985,938
1.375% 11/30/15	34,506,600	35,118,889
0.250% 12/15/15	16,658,900	16,641,248
0.250% 12/31/15	50,000,000	49,932,860
2.125% 12/31/15	13,122,000	13,530,076
0.375% 1/15/16	21,658,900	21,669,898
0.375% 2/15/16	26,797,100	26,796,052
4.500% 2/15/16	6,105,900	6,577,199
0.250% 2/29/16	60,000,000	59,840,628
2.125% 2/29/16	30,000,000	30,989,940
2.625% 2/29/16	12,368,900	12,894,578
0.375% 3/15/16	26,382,400	26,363,980
2.375% 3/31/16	9,178,900	9,534,582
0.250% 4/15/16	1,658,900	1,652,015
2.000% 4/30/16	8,000,000	8,252,266
2.625% 4/30/16	8,932,000	9,331,236
0.250% 5/15/16	31,382,400	31,218,440
5.125% 5/15/16	20,816,400	22,852,504
1.750% 5/31/16	14,820,000	15,213,801
0.500% 6/15/16	30,000,000	29,981,835
1.500% 6/30/16	10,624,000	10,846,440
3.250% 6/30/16	10,658,900	11,303,118
0.625% 7/15/16	90,000,000	90,114,255
1.500% 7/31/16	30,000,000	30,635,157
3.250% 7/31/16	10,554,000	11,209,399
0.625% 8/15/16	50,000,000	50,017,090
4.875% 8/15/16	14,597,000	16,065,823
1.000% 8/31/16	2,809,000	2,833,825
3.000% 8/31/16	17,972,000	18,996,264
0.875% 9/15/16	30,000,000	30,167,577
1.000% 9/30/16	25,000,000	25,203,370
3.000% 9/30/16	28,118,000	29,752,359
1.000% 10/31/16	35,000,000	35,257,716
3.125% 10/31/16	21,450,000	22,779,522
4.625% 11/15/16	15,000,000	16,523,145
2.750% 11/30/16	49,079,000	51,666,190
0.625% 12/15/16	15,000,000	14,942,431
0.875% 12/31/16	15,645,900	15,682,571
3.250% 12/31/16	21,299,500	22,721,199
0.750% 1/15/17	20,000,000	19,970,312
0.875% 1/31/17	10,000,000	10,012,305
3.125% 1/31/17	5,027,500	5,350,949
4.625% 2/15/17	7,627,700	8,444,847
0.875% 2/28/17	36,935,400	36,939,009
3.000% 2/28/17	19,841,700	21,055,454
1.000% 3/31/17	21,658,900	21,713,259
3.250% 3/31/17	14,080,100	15,058,283
0.875% 4/30/17	27,497,000	27,435,239
3.125% 4/30/17	19,017,000	20,268,518
4.500% 5/15/17	20,062,900	22,235,728
0.625% 5/31/17	1,686,000	1,666,505
2.750% 5/31/17	18,495,900	19,507,576
0.750% 6/30/17	30,000,000	29,719,629
2.500% 6/30/17	37,303,000	39,039,921
0.500% 7/31/17	15,000,000	14,712,451
2.375% 7/31/17	11,658,900	12,152,241
4.750% 8/15/17	24,061,700	26,979,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.625% 8/31/17	$44,467,900	$43,712,292
1.875% 8/31/17	19,632,400	20,129,153
0.625% 9/30/17	30,000,000	29,442,480
1.875% 9/30/17	47,328,500	48,482,132
0.750% 10/31/17	28,255,400	27,798,733
1.875% 10/31/17	2,916,900	2,986,091
4.250% 11/15/17	13,921,000	15,422,945
0.625% 11/30/17	26,658,900	26,064,542
2.250% 11/30/17	35,635,900	36,923,176
0.750% 12/31/17	41,634,100	40,822,968
2.750% 12/31/17	3,571,000	3,765,522
0.875% 1/31/18	27,000,000	26,561,515
2.625% 1/31/18	1,382,400	1,451,061
3.500% 2/15/18	29,521,400	31,954,610
0.750% 2/28/18	28,879,400	28,213,819
2.750% 2/28/18	31,561,000	33,271,275
0.750% 3/31/18	15,000,000	14,628,808
2.875% 3/31/18	20,000,000	21,179,688
0.625% 4/30/18	49,682,000	48,124,584
2.625% 4/30/18	8,219,900	8,621,262
3.875% 5/15/18	7,225,000	7,944,395
1.000% 5/31/18	30,000,000	29,450,391
2.375% 5/31/18	16,658,900	17,296,298
1.375% 6/30/18	50,624,000	50,387,196
2.375% 6/30/18	10,000,000	10,375,293
1.375% 7/31/18	59,300,000	58,947,906
2.250% 7/31/18	31,105,900	32,087,074
4.000% 8/15/18	10,214,100	11,304,136
1.500% 8/31/18	17,354,900	17,323,377
1.375% 9/30/18	93,488,300	92,650,196
1.750% 10/31/18	20,000,000	20,131,446
3.750% 11/15/18	25,290,200	27,724,630
1.250% 11/30/18	40,000,000	39,300,392
1.375% 12/31/18	16,211,900	16,004,185
1.500% 12/31/18	25,000,000	24,812,013
1.250% 1/31/19	25,000,000	24,492,187
1.500% 1/31/19	20,000,000	19,824,218
2.750% 2/15/19	28,103,600	29,503,567
1.375% 2/28/19	15,812,000	15,555,518
1.500% 2/28/19	45,000,000	44,550,878
1.500% 3/31/19	3,594,300	3,552,741
1.250% 4/30/19	1,105,900	1,077,821
3.125% 5/15/19	35,428,200	37,790,889
1.000% 6/30/19	2,764,800	2,648,592
0.875% 7/31/19	829,400	787,460
3.625% 8/15/19	37,191,900	40,605,272
1.000% 9/30/19	5,000,000	4,760,888
1.250% 10/31/19	553,000	533,213
3.375% 11/15/19	36,223,000	39,061,058
1.125% 12/31/19	1,105,900	1,053,715
3.625% 2/15/20	40,172,800	43,837,785
1.250% 2/29/20	1,382,400	1,320,961
1.125% 3/31/20	6,382,400	6,043,211
3.500% 5/15/20	39,385,900	42,668,699
1.375% 5/31/20	16,061,000	15,383,740
2.625% 8/15/20	49,411,800	50,813,089
2.125% 8/31/20	35,000,000	34,902,245
2.625% 11/15/20	42,263,800	43,353,826
2.375% 12/31/20	15,000,000	15,117,040
2.125% 1/31/21	40,000,000	39,608,984
3.625% 2/15/21	50,904,800	55,374,878
3.125% 5/15/21	49,668,800	52,315,700
2.125% 8/15/21	48,491,500	47,655,686
2.000% 11/15/21	35,876,900	34,811,805
2.000% 2/15/22	40,493,900	39,152,143
1.750% 5/15/22	17,041,900	16,081,129
1.625% 8/15/22	37,543,000	34,909,126
1.625% 11/15/22	33,374,800	30,884,726
2.000% 2/15/23	90,795,700	86,344,586
1.750% 5/15/23	69,084,100	63,999,268
2.500% 8/15/23	5,000,000	4,928,614
2.750% 11/15/23	35,000,000	35,158,253
2.750% 2/15/24	5,000,000	5,011,621

		4,111,954,498

Total Government Securities		5,048,030,016

Total Long-Term Debt Securities (94.1%) (Cost $7,443,415,351)		7,573,683,764

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	230,560
Freddie Mac
8.375%(l)*	17,000	187,000

Total Preferred Stocks (0.0%) (Cost $18,166)		417,560

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.1%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	204,369,000
iShares® Barclays 3-7 Year Treasury Bond ETF	991,429	119,675,395
iShares® Barclays 7-10 Year Treasury Bond ETF	884,740	90,004,600

Total Investment Companies (5.1%) (Cost $417,042,308)		414,048,995

Total Investments (99.2%) (Cost $7,860,475,825)		7,988,150,319
Other Assets Less Liabilities (0.8%)		63,731,783

Net Assets (100%)		$8,051,882,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $20,885,941 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$153,012,262	$—	$153,012,262
Consumer Staples	—	187,264,674	—	187,264,674
Energy	—	264,011,369	—	264,011,369
Financials	—	1,074,112,718	—	1,074,112,718
Health Care	—	189,002,896	—	189,002,896
Industrials	—	138,731,088	—	138,731,088
Information Technology	—	139,288,785	—	139,288,785
Materials	—	127,349,398	—	127,349,398
Telecommunication Services	—	106,524,163	—	106,524,163
Utilities	—	146,356,395	—	146,356,395
Government Securities
Foreign Governments	—	220,660,228	—	220,660,228
Municipal Bonds	—	13,338,936	—	13,338,936
Supranational	—	220,322,470	—	220,322,470
U.S. Government Agencies	—	481,753,884	—	481,753,884
U.S. Treasuries	—	4,111,954,498	—	4,111,954,498
Investment Companies
Exchange Traded Funds (ETFs)	414,048,995	—	—	414,048,995
Preferred Stocks
Financials	417,560	—	—	417,560

Total Assets	$414,466,555	$7,573,683,764	$—	$7,988,150,319

Total Liabilities	$—	$—	$—	$—

Total	$414,466,555	$7,573,683,764	$—	$7,988,150,319

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$378,573,972
Long-term U.S. government debt securities	214,892,546

$593,466,518

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$214,102,600
Long-term U.S. government debt securities	304,138,646

$518,241,246

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,665,536
Aggregate gross unrealized depreciation	(50,782,987)

Net unrealized appreciation	$126,882,549

Federal income tax cost of investments	$7,861,267,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Automobiles (0.4%)
Harley-Davidson, Inc.	4,452	$296,548

Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.	19,200	1,550,976

Household Durables (0.2%)
Hunter Douglas N.V.	2,641	127,245

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	2,160	726,883
Liberty Interactive Corp.*	22,185	640,481
Liberty Ventures*	1,507	196,407
Netflix, Inc.*	1,045	367,872
priceline.com, Inc.*	770	917,755

		2,849,398

Media (2.2%)
Liberty Global plc*	32,590	1,326,739
Walt Disney Co.	4,689	375,448

		1,702,187

Specialty Retail (4.3%)
Bed Bath & Beyond, Inc.*	33,809	2,326,059
CarMax, Inc.*	21,132	988,978

		3,315,037

Textiles, Apparel & Luxury Goods (0.3%)
Cie Financiere Richemont S.A. (Registered), Class A	2,642	252,977

Total Consumer Discretionary		10,094,368

Consumer Staples (8.1%)
Beverages (1.7%)
Diageo plc (ADR)	4,541	565,763
Heineken Holding N.V.	11,607	749,635

		1,315,398

Food & Staples Retailing (5.7%)
Costco Wholesale Corp.	18,646	2,082,385
CVS Caremark Corp.	22,554	1,688,393
Sysco Corp.	16,800	606,984

		4,377,762

Food Products (0.2%)
Nestle S.A. (Registered)	2,556	192,592

Tobacco (0.5%)
Philip Morris International, Inc.	4,308	352,696

Total Consumer Staples		6,238,448

Energy (5.2%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	5,967	581,782

Oil, Gas & Consumable Fuels (4.5%)
Canadian Natural Resources Ltd.	59,602	2,286,929
EOG Resources, Inc.	4,089	802,139
Occidental Petroleum Corp.	4,006	381,732

		3,470,800

Total Energy		4,052,582

Financials (36.5%)
Banks (6.5%)
Wells Fargo & Co.	100,392	4,993,498

Capital Markets (10.1%)
Bank of New York Mellon Corp.	161,329	5,693,300
Charles Schwab Corp.	38,811	1,060,705
Goldman Sachs Group, Inc.	1,057	173,189
Julius Baer Group Ltd.*	19,858	882,678

		7,809,872

Consumer Finance (6.9%)
American Express Co.	58,958	5,307,989

Diversified Financial Services (5.7%)
Berkshire Hathaway, Inc., Class B*	28,841	3,604,260
JPMorgan Chase & Co.	13,571	823,895

		4,428,155

Insurance (5.9%)
ACE Ltd.	6,840	677,570
Alleghany Corp.*	1,015	413,491
Everest Reinsurance Group Ltd.	2,354	360,280
Fairfax Financial Holdings Ltd.	1,557	674,761
Loews Corp.	22,869	1,007,379
Markel Corp.*	290	172,869
Progressive Corp.	52,556	1,272,906

		4,579,256

Real Estate Management & Development (1.4%)
Brookfield Asset Management, Inc., Class A	9,471	386,891
Hang Lung Group Ltd.	133,354	673,176

		1,060,067

Total Financials		28,178,837

Health Care (8.9%)
Health Care Providers & Services (7.5%)
Express Scripts Holding Co.*	24,496	1,839,405
Laboratory Corp. of America Holdings*	19,039	1,869,820
UnitedHealth Group, Inc.	25,779	2,113,620

		5,822,845

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	6,249	349,444

Pharmaceuticals (0.9%)
Valeant Pharmaceuticals International, Inc.*	5,480	722,428

Total Health Care		6,894,717

Industrials (6.0%)
Aerospace & Defense (0.6%)
Textron, Inc.	12,050	473,444

Construction & Engineering (0.4%)
OCI*	6,400	290,586

Electrical Equipment (0.5%)
Schneider Electric S.A.	4,350	386,743

Machinery (1.5%)
PACCAR, Inc.	17,454	1,177,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (1.5%)
Kuehne + Nagel International AG (Registered)	8,349	$1,169,635

Professional Services (0.3%)
Experian plc	11,325	204,275

Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	225,438	775,229
Wesco Aircraft Holdings, Inc.*	5,640	124,136

		899,365

Total Industrials		4,601,146

Information Technology (13.8%)
Internet Software & Services (7.8%)
Google, Inc., Class A*	4,790	5,338,503
Qihoo 360 Technology Co., Ltd. (ADR)*	3,400	338,572
SouFun Holdings Ltd. (ADR)	3,460	236,733
Twitter, Inc.*	2,500	116,675

		6,030,483

IT Services (1.1%)
Visa, Inc., Class A	3,802	820,700

Semiconductors & Semiconductor Equipment (1.3%)
Texas Instruments, Inc.	21,095	994,629

Software (3.2%)
Activision Blizzard, Inc.	42,455	867,780
Microsoft Corp.	19,862	814,143
Oracle Corp.	19,072	780,236

		2,462,159

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett-Packard Co.	10,226	330,914

Total Information Technology		10,638,885

Materials (6.3%)
Chemicals (4.8%)
Air Products and Chemicals, Inc.	11,924	1,419,433
Ecolab, Inc.	9,846	1,063,270
Monsanto Co.	4,838	550,419
Praxair, Inc.	5,256	688,378

		3,721,500

Construction Materials (1.4%)
Lafarge S.A.	10,030	786,202
Martin Marietta Materials, Inc.	2,032	260,807

		1,047,009

Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd.*	253,285	55,723

Total Materials		4,824,232

Total Common Stocks (97.9%) (Cost $44,307,665)		75,523,215

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Materials (0.3%)
Paper & Forest Products (0.3%)
Emerald Plantation Holdings Ltd.
8.000%, 1/30/20 PIK(b)	$283,010	207,305

Total Materials		207,305

Total Corporate Bonds		207,305

Total Long-Term Debt Securities (0.3%) (Cost $184,212)		207,305

Total Investments (98.2%) (Cost $44,491,877)		75,730,520
Other Assets Less Liabilities (1.8%)		1,384,368

Net Assets (100%)		$77,114,888

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,714,146	$380,222	$—	$10,094,368
Consumer Staples	5,296,221	942,227	—	6,238,448
Energy	4,052,582	—	—	4,052,582
Financials	26,622,983	1,555,854	—	28,178,837
Health Care	6,894,717	—	—	6,894,717
Industrials	1,774,678	2,826,468	—	4,601,146
Information Technology	10,638,885	—	—	10,638,885
Materials	4,038,030	786,202	—	4,824,232
Corporate Bonds
Materials	—	207,305	—	207,305

Total Assets	$69,032,242	$6,698,278	$—	$75,730,520

Total Liabilities	$—	$—	$—	$—

Total	$69,032,242	$6,698,278	$—	$75,730,520

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,743,607
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,347,664

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,148,763
Aggregate gross unrealized depreciation	(250,921)

Net unrealized appreciation	$28,897,842

Federal income tax cost of investments	$46,832,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.9%)
Banco Bradesco S.A. (ADR)	11,461	$156,672
Cielo S.A.	7,700	244,133
Embraer S.A.	19,200	170,253
Itau Unibanco Holding S.A. (Preference) (ADR)	12,104	179,865
Natura Cosmeticos S.A.	4,900	82,041
Petroleo Brasileiro S.A. (ADR)	7,247	95,298

		928,262

China (8.1%)
Anhui Conch Cement Co., Ltd., Class H	51,500	221,005
China BlueChemical Ltd., Class H	240,000	124,117
China Oilfield Services Ltd., Class H	106,000	250,165
China Petroleum & Chemical Corp., Class H	188,400	168,287
China Shipping Container Lines Co., Ltd., Class H*	584,000	133,356
Daphne International Holdings Ltd.	72,000	29,398
Dongfeng Motor Group Co., Ltd., Class H	74,000	104,834
Great Wall Motor Co., Ltd., Class H	21,000	105,829
Industrial & Commercial Bank of China Ltd., Class H	222,000	136,627
Jiangxi Copper Co., Ltd., Class H	124,000	208,576
Mindray Medical International Ltd. (ADR)	4,913	158,985
Weichai Power Co., Ltd., Class H	72,000	274,984

		1,916,163

Colombia (0.8%)
Bancolombia S.A. (ADR)	3,417	192,992

Czech Republic (0.7%)
Komercni Banka A/S	680	162,418

Hong Kong (0.7%)
Orient Overseas International Ltd.	36,000	165,954

India (1.6%)
HDFC Bank Ltd. (ADR)	3,430	140,733
ICICI Bank Ltd. (ADR)	5,506	241,163

		381,896

Indonesia (1.1%)
PT Bank Rakyat Indonesia (Persero) Tbk*	158,500	134,906
PT Indofood Sukses Makmur Tbk	191,000	123,504

		258,410

Malaysia (0.6%)
AMMB Holdings Bhd	59,600	131,030

Mexico (1.3%)
Controladora Comercial Mexicana S.A.B. de C.V.	72,300	300,542

South Africa (2.0%)
African Rainbow Minerals Ltd.	6,495	128,705
Anglo American Platinum Ltd.*	958	42,954
Impala Platinum Holdings Ltd.	9,558	108,811
Investec Ltd.	24,773	199,877

		480,347

South Korea (4.0%)
CJ Corp.	1,293	165,122
Hyundai Mobis	640	189,844
KT Corp.	4,060	113,058
POSCO	642	178,618
Samsung Electronics Co., Ltd.	235	297,174

		943,816

Taiwan (1.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	44,493	246,936
Uni-President Enterprises Corp.	103,000	179,324

		426,260

Thailand (0.9%)
Kasikornbank PCL	19,500	111,526
PTT Global Chemical PCL(b)	43,700	97,524

		209,050

Turkey (0.7%)
Akbank TAS	29,049	92,191
Turkiye Garanti Bankasi A/S	17,066	58,306

		150,497

Total Common Stocks (28.2%) (Cost $6,998,586)		6,647,637

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(45.1%)
iShares® Core MSCI Emerging Markets ETF	72,240	3,545,539
iShares® MSCI Emerging Markets ETF	86,458	3,543,913
Vanguard FTSE Emerging Markets ETF	87,443	3,548,437

Total Investment Companies (45.1%) (Cost $11,249,385)		10,637,889

Total Investments (73.3%) (Cost $18,247,971)		17,285,526
Other Assets Less Liabilities (26.7%)		6,311,724

Net Assets (100%)		$23,597,250

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	1.8%
Consumer Staples	2.9
Energy	2.2
Exchange Traded Funds	45.1
Financials	8.2
Health Care	0.7
Industrials	3.9
Information Technology	3.3
Materials	4.7
Telecommunication Services	0.5
Cash and Other	26.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI Emerging Market Index	119	June-14	$5,567,721	$5,867,295	$299,574

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$429,905	$—	$429,905
Consumer Staples	382,583	302,828	—	685,411
Energy	95,298	418,452	—	513,750
Financials	911,425	1,026,881	—	1,938,306
Health Care	158,985	—	—	158,985
Industrials	170,253	739,416	—	909,669
Information Technology	491,069	297,174	—	788,243
Materials	—	1,110,310	—	1,110,310
Telecommunication Services	—	113,058	—	113,058
Futures	299,574	—	—	299,574
Investment Companies
Exchange Traded Funds (ETFs)	10,637,889	—	—	10,637,889

Total Assets	$13,147,076	$4,438,024	$—	$17,585,100

Total Liabilities	$—	$—	$—	$—

Total	$13,147,076	$4,438,024	$—	$17,585,100

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,548,532
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$227,088

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$365,689
Aggregate gross unrealized depreciation	(1,329,106)

Net unrealized depreciation	$(963,417)

Federal income tax cost of investments	$18,248,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.4%)
BorgWarner, Inc.	53,820	$3,308,315
Delphi Automotive plc	66,236	4,494,775
Goodyear Tire & Rubber Co.	58,300	1,523,379
Johnson Controls, Inc.	161,950	7,663,474

		16,989,943

Automobiles (0.7%)
Ford Motor Co.	932,498	14,546,969
General Motors Co.	308,194	10,608,037
Harley-Davidson, Inc.	52,300	3,483,703

		28,638,709

Distributors (0.1%)
Genuine Parts Co.	36,510	3,170,894

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,050	738,938
H&R Block, Inc.	64,600	1,950,274

		2,689,212

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	103,500	3,918,510
Chipotle Mexican Grill, Inc.*	7,351	4,175,736
Darden Restaurants, Inc.	30,800	1,563,408
International Game Technology	58,750	826,025
Marriott International, Inc., Class A	53,077	2,973,374
McDonald’s Corp.	235,250	23,061,557
Starbucks Corp.	178,200	13,076,316
Starwood Hotels & Resorts Worldwide, Inc.	45,250	3,601,900
Wyndham Worldwide Corp.	30,845	2,258,779
Wynn Resorts Ltd.	19,079	4,238,400
Yum! Brands, Inc.	105,280	7,937,059

		67,631,064

Household Durables (0.4%)
D.R. Horton, Inc.	67,150	1,453,798
Garmin Ltd.	29,060	1,605,856
Harman International Industries, Inc.	16,000	1,702,400
Leggett & Platt, Inc.	33,350	1,088,544
Lennar Corp., Class A	41,550	1,646,211
Mohawk Industries, Inc.*	14,450	1,964,911
Newell Rubbermaid, Inc.	67,826	2,027,997
PulteGroup, Inc.	81,457	1,563,160
Whirlpool Corp.	18,616	2,782,347

		15,835,224

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	87,730	29,522,900
Expedia, Inc.	24,389	1,768,202
Netflix, Inc.*	14,010	4,931,940
priceline.com, Inc.*	12,156	14,488,615
TripAdvisor, Inc.*	26,159	2,369,744

		53,081,401

Leisure Products (0.1%)
Hasbro, Inc.	27,258	1,516,090
Mattel, Inc.	79,950	3,206,794

		4,722,884

Media (3.6%)
Cablevision Systems Corp. - New York Group, Class A	50,600	853,622
CBS Corp. (Non-Voting), Class B	131,950	8,154,510
Comcast Corp., Class A	616,050	30,814,821
DIRECTV*	115,560	8,831,095
Discovery Communications, Inc., Class A*	53,316	4,409,233
Gannett Co., Inc.	53,850	1,486,260
Interpublic Group of Cos., Inc.	98,376	1,686,165
News Corp., Class A*	117,650	2,025,933
Omnicom Group, Inc.	60,800	4,414,080
Scripps Networks Interactive, Inc., Class A	25,861	1,963,109
Time Warner Cable, Inc.	66,697	9,149,494
Time Warner, Inc.	213,850	13,970,820
Twenty-First Century Fox, Inc., Class A	463,900	14,830,883
Viacom, Inc., Class B	95,950	8,154,791
Walt Disney Co.	386,402	30,939,208

		141,684,024

Multiline Retail (0.7%)
Dollar General Corp.*	69,650	3,864,182
Dollar Tree, Inc.*	49,210	2,567,778
Family Dollar Stores, Inc.	22,890	1,327,849
Kohl’s Corp.	47,570	2,701,976
Macy’s, Inc.	87,072	5,162,499
Nordstrom, Inc.	33,820	2,112,059
Target Corp.	149,370	9,038,378

		26,774,721

Specialty Retail (2.1%)
AutoNation, Inc.*	15,269	812,769
AutoZone, Inc.*	8,080	4,339,768
Bed Bath & Beyond, Inc.*	50,800	3,495,040
Best Buy Co., Inc.	64,525	1,704,105
CarMax, Inc.*	52,756	2,468,981
GameStop Corp., Class A	27,623	1,135,305
Gap, Inc.	62,605	2,507,956
Home Depot, Inc.	332,918	26,343,801
L Brands, Inc.	57,667	3,273,756
Lowe’s Cos., Inc.	247,180	12,087,102
O’Reilly Automotive, Inc.*	25,434	3,774,151
PetSmart, Inc.	24,460	1,685,049
Ross Stores, Inc.	51,170	3,661,214
Staples, Inc.	156,095	1,770,117
Tiffany & Co.	26,010	2,240,762
TJX Cos., Inc.	168,150	10,198,298
Tractor Supply Co.	33,015	2,331,850
Urban Outfitters, Inc.*	25,728	938,300

		84,768,324

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	66,250	3,289,975
Fossil Group, Inc.*	11,582	1,350,577
Michael Kors Holdings Ltd.*	42,418	3,956,327
NIKE, Inc., Class B	176,700	13,051,062
PVH Corp.	19,256	2,402,571
Ralph Lauren Corp.	14,100	2,269,113
VF Corp.	83,300	5,154,604

		31,474,229

Total Consumer Discretionary		477,460,629

Consumer Staples (9.6%)
Beverages (2.1%)
Beam, Inc.	38,600	3,215,380
Brown-Forman Corp., Class B	38,275	3,432,885
Coca-Cola Co.	897,816	34,709,567
Coca-Cola Enterprises, Inc.	57,000	2,722,320
Constellation Brands, Inc., Class A*	39,350	3,343,569
Dr. Pepper Snapple Group, Inc.	47,375	2,580,042
Molson Coors Brewing Co., Class B	37,400	2,201,364
Monster Beverage Corp.*	32,140	2,232,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	362,603	$30,277,351

		84,714,601

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	103,300	11,536,544
CVS Caremark Corp.	281,345	21,061,487
Kroger Co.	123,000	5,368,950
Safeway, Inc.	58,250	2,151,755
Sysco Corp.	137,450	4,966,068
Walgreen Co.	205,850	13,592,275
Wal-Mart Stores, Inc.	382,468	29,232,029
Whole Foods Market, Inc.	87,950	4,459,945

		92,369,053

Food Products (1.7%)
Archer-Daniels-Midland Co.	155,466	6,745,670
Campbell Soup Co.	42,450	1,905,156
ConAgra Foods, Inc.	99,650	3,092,139
General Mills, Inc.	149,900	7,767,818
Hershey Co.	35,450	3,700,980
Hormel Foods Corp.	31,758	1,564,717
J.M. Smucker Co.	24,897	2,420,984
Kellogg Co.	60,750	3,809,632
Keurig Green Mountain, Inc.	30,869	3,259,458
Kraft Foods Group, Inc.	140,877	7,903,200
McCormick & Co., Inc. (Non-Voting)	31,250	2,241,875
Mead Johnson Nutrition Co.	47,750	3,969,935
Mondelez International, Inc., Class A	414,581	14,323,774
Tyson Foods, Inc., Class A	64,200	2,825,442

		65,530,780

Household Products (2.0%)
Clorox Co.	30,550	2,688,706
Colgate-Palmolive Co.	207,800	13,479,986
Kimberly-Clark Corp.	90,244	9,949,401
Procter & Gamble Co.	642,655	51,797,993

		77,916,086

Personal Products (0.1%)
Avon Products, Inc.	102,500	1,500,600
Estee Lauder Cos., Inc., Class A	60,500	4,046,240

		5,546,840

Tobacco (1.4%)
Altria Group, Inc.	472,800	17,696,904
Lorillard, Inc.	87,022	4,706,150
Philip Morris International, Inc.	378,750	31,008,262
Reynolds American, Inc.	74,050	3,955,751

		57,367,067

Total Consumer Staples		383,444,427

Energy (10.1%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	104,757	6,811,300
Cameron International Corp.*	56,224	3,472,956
Diamond Offshore Drilling, Inc.	16,347	797,080
Ensco plc, Class A	55,220	2,914,512
FMC Technologies, Inc.*	55,910	2,923,534
Halliburton Co.	200,500	11,807,445
Helmerich & Payne, Inc.	25,369	2,728,690
Nabors Industries Ltd.	61,350	1,512,277
National Oilwell Varco, Inc.	101,247	7,884,104
Noble Corp. plc	59,830	1,958,834
Rowan Cos., plc, Class A*	29,350	988,508
Schlumberger Ltd.	311,338	30,355,455
Transocean Ltd.	80,052	3,309,350

		77,464,045

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	118,994	10,085,931
Apache Corp.	94,430	7,832,968
Cabot Oil & Gas Corp.	99,486	3,370,586
Chesapeake Energy Corp.	119,500	3,061,590
Chevron Corp.	454,734	54,072,420
ConocoPhillips Co.	289,584	20,372,234
CONSOL Energy, Inc.	54,100	2,161,295
Denbury Resources, Inc.	86,602	1,420,273
Devon Energy Corp.	90,200	6,037,086
EOG Resources, Inc.	64,600	12,672,582
EQT Corp.	35,667	3,458,629
Exxon Mobil Corp.#	1,032,830	100,886,834
Hess Corp.	67,200	5,569,536
Kinder Morgan, Inc.	159,137	5,170,361
Marathon Oil Corp.	164,614	5,847,089
Marathon Petroleum Corp.	71,207	6,197,857
Murphy Oil Corp.	41,550	2,611,833
Newfield Exploration Co.*	32,100	1,006,656
Noble Energy, Inc.	84,956	6,035,274
Occidental Petroleum Corp.	190,600	18,162,274
ONEOK, Inc.	48,764	2,889,267
Peabody Energy Corp.	63,700	1,040,858
Phillips 66	141,692	10,918,786
Pioneer Natural Resources Co.	33,729	6,312,045
QEP Resources, Inc.	42,289	1,244,988
Range Resources Corp.	38,669	3,208,367
Southwestern Energy Co.*	82,893	3,813,907
Spectra Energy Corp.	158,356	5,849,671
Tesoro Corp.	31,354	1,586,199
Valero Energy Corp.	127,485	6,769,454
Williams Cos., Inc.	161,550	6,555,699

		326,222,549

Total Energy		403,686,594

Financials (16.3%)
Banks (3.8%)
BB&T Corp.	166,650	6,694,330
Citigroup, Inc.	717,050	34,131,580
Comerica, Inc.	43,250	2,240,350
Fifth Third Bancorp	208,717	4,790,055
Huntington Bancshares, Inc./Ohio	196,338	1,957,490
KeyCorp	211,900	3,017,456
M&T Bank Corp.	30,850	3,742,105
PNC Financial Services Group, Inc.	125,829	10,947,123
Regions Financial Corp.	325,652	3,617,994
SunTrust Banks, Inc.	126,450	5,031,446
U.S. Bancorp/Minnesota	431,745	18,504,591
Wells Fargo & Co.	1,133,253	56,368,004
Zions Bancorp	43,550	1,349,179

		152,391,703

Capital Markets (2.2%)
Ameriprise Financial, Inc.	45,957	5,058,487
Bank of New York Mellon Corp.	271,519	9,581,906
BlackRock, Inc.	30,114	9,470,251
Charles Schwab Corp.	274,255	7,495,389
E*TRADE Financial Corp.*	67,840	1,561,677
Franklin Resources, Inc.	95,401	5,168,826
Goldman Sachs Group, Inc.	99,692	16,334,534
Invesco Ltd.	104,701	3,873,937
Legg Mason, Inc.	25,013	1,226,638
Morgan Stanley	327,513	10,208,580
Northern Trust Corp.	53,050	3,477,958
State Street Corp.	103,770	7,217,203
T. Rowe Price Group, Inc.	61,686	5,079,842

		85,755,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (1.0%)
American Express Co.	217,860	$19,613,936
Capital One Financial Corp.	136,344	10,520,303
Discover Financial Services	113,171	6,585,420
SLM Corp.	103,092	2,523,692

		39,243,351

Diversified Financial Services (4.3%)
Bank of America Corp.	2,521,571	43,371,021
Berkshire Hathaway, Inc., Class B*	425,582	53,184,983
CME Group, Inc./Illinois	74,515	5,514,855
IntercontinentalExchange Group, Inc.	27,216	5,384,141
JPMorgan Chase & Co.	888,691	53,952,431
Leucadia National Corp.	74,042	2,073,176
McGraw Hill Financial, Inc.	64,050	4,887,015
Moody’s Corp.	44,776	3,551,632
NASDAQ OMX Group, Inc.	27,323	1,009,312

		172,928,566

Insurance (2.8%)
ACE Ltd.	80,377	7,962,146
Aflac, Inc.	110,150	6,943,856
Allstate Corp.	107,476	6,080,992
American International Group, Inc.	348,099	17,408,431
Aon plc	71,175	5,998,629
Assurant, Inc.	17,130	1,112,765
Chubb Corp.	59,500	5,313,350
Cincinnati Financial Corp.	34,863	1,696,434
Genworth Financial, Inc., Class A*	116,820	2,071,219
Hartford Financial Services Group, Inc.	105,600	3,724,512
Lincoln National Corp.	61,978	3,140,425
Loews Corp.	72,247	3,182,480
Marsh & McLennan Cos., Inc.	129,700	6,394,210
MetLife, Inc.	265,049	13,994,587
Principal Financial Group, Inc.	64,650	2,973,253
Progressive Corp.	130,450	3,159,499
Prudential Financial, Inc.	109,450	9,264,943
Torchmark Corp.	21,375	1,682,213
Travelers Cos., Inc.	86,024	7,320,642
Unum Group	61,720	2,179,333
XL Group plc	66,800	2,087,500

		113,691,419

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	93,342	7,641,910
Apartment Investment & Management Co. (REIT), Class A	34,483	1,042,076
AvalonBay Communities, Inc. (REIT)	28,764	3,777,289
Boston Properties, Inc. (REIT)	36,180	4,143,695
Crown Castle International Corp. (REIT)	79,010	5,829,358
Equity Residential (REIT)	79,180	4,591,648
General Growth Properties, Inc. (REIT)	127,004	2,794,088
HCP, Inc. (REIT)	107,808	4,181,872
Health Care REIT, Inc. (REIT)	68,233	4,066,687
Host Hotels & Resorts, Inc. (REIT)	178,739	3,617,677
Kimco Realty Corp. (REIT)	96,830	2,118,640
Macerich Co. (REIT)	33,190	2,068,733
Plum Creek Timber Co., Inc. (REIT)	41,820	1,758,113
Prologis, Inc. (REIT)	117,872	4,812,714
Public Storage (REIT)	34,160	5,755,618
Simon Property Group, Inc. (REIT)	73,425	12,041,700
Ventas, Inc. (REIT)	69,516	4,210,584
Vornado Realty Trust (REIT)	41,105	4,051,309
Weyerhaeuser Co. (REIT)	137,729	4,042,346

		82,546,057

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	65,730	1,802,974

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	112,414	1,105,029
People’s United Financial, Inc.	75,093	1,116,633

		2,221,662

Total Financials		650,580,960

Health Care (13.3%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	46,350	7,051,226
Amgen, Inc.	178,280	21,989,055
Biogen Idec, Inc.*	55,889	17,094,768
Celgene Corp.*	97,450	13,604,020
Gilead Sciences, Inc.*	362,500	25,686,750
Regeneron Pharmaceuticals, Inc.*	18,634	5,595,418
Vertex Pharmaceuticals, Inc.*	55,233	3,906,078

		94,927,315

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	365,450	14,073,480
Baxter International, Inc.	128,250	9,436,635
Becton, Dickinson and Co.	45,950	5,379,826
Boston Scientific Corp.*	315,606	4,266,993
C.R. Bard, Inc.	18,400	2,722,832
CareFusion Corp.*	49,937	2,008,466
Covidien plc	108,696	8,006,547
DENTSPLY International, Inc.	33,680	1,550,627
Edwards Lifesciences Corp.*	25,829	1,915,737
Intuitive Surgical, Inc.*	9,063	3,969,503
Medtronic, Inc.	236,000	14,523,440
St. Jude Medical, Inc.	68,972	4,510,079
Stryker Corp.	69,800	5,686,606
Varian Medical Systems, Inc.*	25,038	2,102,942
Zimmer Holdings, Inc.	40,400	3,821,032

		83,974,745

Health Care Providers & Services (2.1%)
Aetna, Inc.	86,828	6,509,495
AmerisourceBergen Corp.	54,350	3,564,816
Cardinal Health, Inc.	80,675	5,645,636
Cigna Corp.	65,300	5,467,569
DaVita HealthCare Partners, Inc.*	41,738	2,873,661
Express Scripts Holding Co.*	190,455	14,301,266
Humana, Inc.	36,900	4,159,368
Laboratory Corp. of America Holdings*	20,650	2,028,037
McKesson Corp.	54,381	9,602,053
Patterson Cos., Inc.	19,650	820,584
Quest Diagnostics, Inc.	34,350	1,989,552
Tenet Healthcare Corp.*	23,375	1,000,684
UnitedHealth Group, Inc.	238,050	19,517,720
WellPoint, Inc.	69,850	6,953,568

		84,434,009

Health Care Technology (0.1%)
Cerner Corp.*	69,792	3,925,800

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	78,223	4,374,230
PerkinElmer, Inc.	26,550	1,196,343
Thermo Fisher Scientific, Inc.	93,650	11,260,476
Waters Corp.*	20,100	2,179,041

		19,010,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (6.1%)
AbbVie, Inc.	376,100	$19,331,540
Actavis plc*	41,167	8,474,227
Allergan, Inc.	70,250	8,718,025
Bristol-Myers Squibb Co.	389,273	20,222,732
Eli Lilly and Co.	234,360	13,794,430
Forest Laboratories, Inc.*	56,050	5,171,733
Hospira, Inc.*	39,160	1,693,670
Johnson & Johnson	667,010	65,520,392
Merck & Co., Inc.	690,817	39,217,681
Mylan, Inc.*	90,500	4,419,115
Perrigo Co. plc	31,489	4,870,089
Pfizer, Inc.	1,532,140	49,212,337
Zoetis, Inc.	118,174	3,419,956

		244,065,927

Total Health Care		530,337,886

Industrials (10.6%)
Aerospace & Defense (2.8%)
Boeing Co.	163,424	20,508,078
General Dynamics Corp.	79,150	8,621,018
Honeywell International, Inc.	185,562	17,212,731
L-3 Communications Holdings, Inc.	20,950	2,475,242
Lockheed Martin Corp.	63,658	10,391,532
Northrop Grumman Corp.	52,520	6,479,918
Precision Castparts Corp.	34,350	8,682,306
Raytheon Co.	75,500	7,458,645
Rockwell Collins, Inc.	31,900	2,541,473
Textron, Inc.	66,400	2,608,856
United Technologies Corp.	199,550	23,315,422

		110,295,221

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	35,852	1,878,286
Expeditors International of Washington, Inc.	48,598	1,925,939
FedEx Corp.	70,410	9,333,550
United Parcel Service, Inc., Class B	169,050	16,462,089

		29,599,864

Airlines (0.3%)
Delta Air Lines, Inc.	202,223	7,007,027
Southwest Airlines Co.	164,668	3,887,811

		10,894,838

Building Products (0.1%)
Allegion plc	21,088	1,100,161
Masco Corp.	84,300	1,872,303

		2,972,464

Commercial Services & Supplies (0.5%)
ADT Corp.	43,318	1,297,374
Cintas Corp.	23,750	1,415,738
Iron Mountain, Inc.	40,188	1,107,983
Pitney Bowes, Inc.	47,700	1,239,723
Republic Services, Inc.	63,751	2,177,734
Stericycle, Inc.*	20,265	2,302,509
Tyco International Ltd.	109,986	4,663,406
Waste Management, Inc.	103,106	4,337,670

		18,542,137

Construction & Engineering (0.2%)
Fluor Corp.	38,650	3,004,265
Jacobs Engineering Group, Inc.*	31,164	1,978,914
Quanta Services, Inc.*	50,950	1,880,055

		6,863,234

Electrical Equipment (0.7%)
AMETEK, Inc.	57,798	2,976,019
Eaton Corp. plc	112,175	8,426,586
Emerson Electric Co.	166,400	11,115,520
Rockwell Automation, Inc.	32,750	4,079,012
Roper Industries, Inc.	23,505	3,138,153

		29,735,290

Industrial Conglomerates (2.3%)
3M Co.	151,200	20,511,792
Danaher Corp.	141,700	10,627,500
General Electric Co.	2,391,883	61,925,851

		93,065,143

Machinery (1.7%)
Caterpillar, Inc.	150,500	14,955,185
Cummins, Inc.	41,200	6,138,388
Deere & Co.	90,500	8,217,400
Dover Corp.	40,250	3,290,437
Flowserve Corp.	32,941	2,580,598
Illinois Tool Works, Inc.	96,545	7,852,005
Ingersoll-Rand plc	63,365	3,627,013
Joy Global, Inc.	25,150	1,458,700
PACCAR, Inc.	83,700	5,644,728
Pall Corp.	26,150	2,339,640
Parker Hannifin Corp.	35,300	4,225,763
Pentair Ltd. (Registered)	47,108	3,737,549
Snap-on, Inc.	13,750	1,560,350
Stanley Black & Decker, Inc.	36,646	2,977,121
Xylem, Inc.	43,600	1,587,912

		70,192,789

Professional Services (0.2%)
Dun & Bradstreet Corp.	9,056	899,713
Equifax, Inc.	28,800	1,959,264
Nielsen Holdings N.V.	59,771	2,667,580
Robert Half International, Inc.	32,700	1,371,765

		6,898,322

Road & Rail (0.9%)
CSX Corp.	239,650	6,942,661
Kansas City Southern	26,040	2,657,642
Norfolk Southern Corp.	73,000	7,093,410
Ryder System, Inc.	12,400	991,008
Union Pacific Corp.	108,950	20,445,557

		38,130,278

Trading Companies & Distributors (0.2%)
Fastenal Co.	64,466	3,179,463
W.W. Grainger, Inc.	14,650	3,701,469

		6,880,932

Total Industrials		424,070,512

Information Technology (18.5%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	1,264,000	28,326,240
F5 Networks, Inc.*	18,400	1,961,992
Harris Corp.	25,234	1,846,119
Juniper Networks, Inc.*	119,390	3,075,486
Motorola Solutions, Inc.	54,424	3,498,919
QUALCOMM, Inc.	399,360	31,493,530

		70,202,286

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	37,466	3,433,759
Corning, Inc.	342,142	7,123,396
FLIR Systems, Inc.	33,457	1,204,452
Jabil Circuit, Inc.	43,630	785,340
TE Connectivity Ltd.	97,020	5,841,574

		18,388,521

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	42,298	2,462,167
eBay, Inc.*	275,400	15,213,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	388,841	$23,423,782
Google, Inc., Class A*	66,399	74,002,349
VeriSign, Inc.*	30,400	1,638,864
Yahoo!, Inc.*	223,027	8,006,669

		124,746,927

IT Services (3.5%)
Accenture plc, Class A	150,250	11,977,930
Alliance Data Systems Corp.*	11,600	3,160,420
Automatic Data Processing, Inc.	113,860	8,796,824
Cognizant Technology Solutions Corp., Class A*	143,100	7,242,291
Computer Sciences Corp.	34,800	2,116,536
Fidelity National Information Services, Inc.	68,799	3,677,307
Fiserv, Inc.*	61,000	3,458,090
International Business Machines Corp.	233,967	45,036,308
MasterCard, Inc., Class A	244,700	18,279,090
Paychex, Inc.	76,835	3,273,171
Teradata Corp.*	38,565	1,897,012
Total System Services, Inc.	39,435	1,199,218
Visa, Inc., Class A	120,443	25,998,826
Western Union Co.	130,529	2,135,454
Xerox Corp.	273,516	3,090,731

		141,339,208

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	75,900	2,750,616
Analog Devices, Inc.	73,500	3,905,790
Applied Materials, Inc.	284,650	5,812,553
Broadcom Corp., Class A	127,500	4,013,700
First Solar, Inc.*	16,700	1,165,493
Intel Corp.	1,175,180	30,331,396
KLA-Tencor Corp.	39,350	2,720,659
Lam Research Corp.*	38,338	2,108,590
Linear Technology Corp.	55,350	2,694,992
LSI Corp.	128,750	1,425,262
Microchip Technology, Inc.	46,836	2,236,887
Micron Technology, Inc.*	248,650	5,883,059
NVIDIA Corp.	136,750	2,449,193
Texas Instruments, Inc.	258,681	12,196,809
Xilinx, Inc.	63,400	3,440,718

		83,135,717

Software (3.6%)
Adobe Systems, Inc.*	109,880	7,223,511
Autodesk, Inc.*	53,280	2,620,311
CA, Inc.	76,795	2,378,341
Citrix Systems, Inc.*	44,000	2,526,920
Electronic Arts, Inc.*	73,030	2,118,600
Intuit, Inc.	67,300	5,231,229
Microsoft Corp.	1,795,973	73,616,933
Oracle Corp.	829,567	33,937,586
Red Hat, Inc.*	44,730	2,369,796
Salesforce.com, Inc.*	131,122	7,485,755
Symantec Corp.	164,500	3,285,065

		142,794,047

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	212,769	114,201,633
EMC Corp.	486,480	13,334,417
Hewlett-Packard Co.	454,269	14,700,145
NetApp, Inc.	80,530	2,971,557
SanDisk Corp.	53,380	4,333,922
Seagate Technology plc	77,090	4,329,375
Western Digital Corp.	49,770	4,569,881

		158,440,930

Total Information Technology		739,047,636

Materials (3.5%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	49,950	5,946,048
Airgas, Inc.	15,709	1,673,166
CF Industries Holdings, Inc.	13,545	3,530,369
Dow Chemical Co.	286,751	13,933,231
E.I. du Pont de Nemours & Co.	218,900	14,688,190
Eastman Chemical Co.	36,400	3,138,044
Ecolab, Inc.	64,141	6,926,587
FMC Corp.	31,460	2,408,578
International Flavors & Fragrances, Inc.	19,250	1,841,647
LyondellBasell Industries N.V., Class A	103,277	9,185,456
Monsanto Co.	124,298	14,141,383
Mosaic Co.	80,510	4,025,500
PPG Industries, Inc.	33,650	6,509,929
Praxair, Inc.	69,600	9,115,512
Sherwin-Williams Co.	20,350	4,011,596
Sigma-Aldrich Corp.	28,300	2,642,654

		103,717,890

Construction Materials (0.1%)
Vulcan Materials Co.	30,750	2,043,337

Containers & Packaging (0.2%)
Avery Dennison Corp.	22,850	1,157,809
Ball Corp.	34,150	1,871,761
Bemis Co., Inc.	24,250	951,570
MeadWestvaco Corp.	42,009	1,581,219
Owens-Illinois, Inc.*	38,932	1,317,070
Sealed Air Corp.	46,334	1,522,999

		8,402,428

Metals & Mining (0.5%)
Alcoa, Inc.	252,798	3,253,510
Allegheny Technologies, Inc.	25,450	958,956
Cliffs Natural Resources, Inc.	36,200	740,652
Freeport-McMoRan Copper & Gold, Inc.	245,438	8,116,635
Newmont Mining Corp.	117,650	2,757,716
Nucor Corp.	75,200	3,800,608
United States Steel Corp.	34,150	942,881

		20,570,958

Paper & Forest Products (0.1%)
International Paper Co.	104,885	4,812,124

Total Materials		139,546,737

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,245,445	43,677,756
CenturyLink, Inc.	139,640	4,585,778
Frontier Communications Corp.	236,280	1,346,796
Verizon Communications, Inc.	977,986	46,522,794
Windstream Holdings, Inc.	140,826	1,160,406

Total Telecommunication Services		97,293,530

Utilities (3.0%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	115,130	5,832,486
Duke Energy Corp.	166,900	11,886,618
Edison International	77,000	4,358,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	42,150	$2,817,728
Exelon Corp.	202,570	6,798,249
FirstEnergy Corp.	98,782	3,361,552
NextEra Energy, Inc.	101,800	9,734,116
Northeast Utilities	74,444	3,387,202
Pepco Holdings, Inc.	58,955	1,207,398
Pinnacle West Capital Corp.	26,000	1,421,160
PPL Corp.	148,938	4,935,805
Southern Co.	208,450	9,159,293
Xcel Energy, Inc.	117,595	3,570,184

		68,470,761

Gas Utilities (0.0%)
AGL Resources, Inc.	28,060	1,373,818

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	155,150	2,215,542
NRG Energy, Inc.	76,418	2,430,092

		4,645,634

Multi-Utilities (1.2%)
Ameren Corp.	57,350	2,362,820
CenterPoint Energy, Inc.	101,250	2,398,612
CMS Energy Corp.	62,850	1,840,248
Consolidated Edison, Inc.	69,250	3,715,262
Dominion Resources, Inc.	137,196	9,739,544
DTE Energy Co.	41,800	3,105,322
Integrys Energy Group, Inc.	18,824	1,122,852
NiSource, Inc.	74,009	2,629,540
PG&E Corp.	106,200	4,587,840
Public Service Enterprise Group, Inc.	119,500	4,557,730
SCANA Corp.	33,211	1,704,389
Sempra Energy	53,722	5,198,141
TECO Energy, Inc.	48,250	827,487
Wisconsin Energy Corp.	53,504	2,490,611

		46,280,398

Total Utilities		120,770,611

Total Investments (99.4%) (Cost $2,356,718,123)		3,966,239,522
Other Assets Less Liabilities (0.6%)		25,389,362

Net Assets (100%)		$3,991,628,884

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,289,360.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	237	June-14	$21,720,242	$22,095,510	$375,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$477,460,629	$—	$—	$477,460,629
Consumer Staples	380,011,542	3,432,885	—	383,444,427
Energy	403,686,594	—	—	403,686,594
Financials	650,580,960	—	—	650,580,960
Health Care	530,337,886	—	—	530,337,886
Industrials	424,070,512	—	—	424,070,512
Information Technology	739,047,636	—	—	739,047,636
Materials	139,546,737	—	—	139,546,737
Telecommunication Services	97,293,530	—	—	97,293,530
Utilities	120,770,611	—	—	120,770,611
Futures	375,268	—	—	375,268

Total Assets	$3,963,181,905	$3,432,885	$—	$3,966,614,790

Total Liabilities	$—	$—	$—	$—

Total	$3,963,181,905	$3,432,885	$—	$3,966,614,790

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014. were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,791,905
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,356,540

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,763,621,220
Aggregate gross unrealized depreciation	(192,736,958)

Net unrealized appreciation	$1,570,884,262

Federal income tax cost of investments	$2,395,355,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Auto Components (0.7%)
Allison Transmission Holdings, Inc.	153	$4,581
BorgWarner, Inc.	7,229	444,366
Delphi Automotive plc	47,481	3,222,061
Gentex Corp.	2,570	81,032
Goodyear Tire & Rubber Co.	7,686	200,835
Lear Corp.	294	24,614
Visteon Corp.*	1,557	137,701

		4,115,190

Automobiles (0.3%)
Ford Motor Co.	42,577	664,201
Harley-Davidson, Inc.	7,056	470,000
Tesla Motors, Inc.*	2,630	548,224
Thor Industries, Inc.	1,366	83,408

		1,765,833

Distributors (0.1%)
Genuine Parts Co.	4,581	397,860
LKQ Corp.*	9,340	246,109

		643,969

Diversified Consumer Services (0.1%)
H&R Block, Inc.	8,518	257,158
Service Corp. International	5,156	102,501
Weight Watchers International, Inc.	474	9,736

		369,395

Hotels, Restaurants & Leisure (3.1%)
ARAMARK Holdings Corp.	1,161	33,576
Bally Technologies, Inc.*	1,203	79,723
Brinker International, Inc.	2,070	108,571
Burger King Worldwide, Inc.	3,107	82,491
Chipotle Mexican Grill, Inc.*	973	552,713
Choice Hotels International, Inc.	46	2,116
Darden Restaurants, Inc.	2,652	134,615
Domino’s Pizza, Inc.	1,760	135,467
Dunkin’ Brands Group, Inc.	3,335	167,350
Hilton Worldwide Holdings, Inc.*	2,412	53,643
International Game Technology	7,739	108,810
Las Vegas Sands Corp.	12,265	990,767
Marriott International, Inc., Class A	6,432	360,321
McDonald’s Corp.	31,453	3,083,338
Norwegian Cruise Line Holdings Ltd.*	818	26,397
Panera Bread Co., Class A*	828	146,117
SeaWorld Entertainment, Inc.	983	29,716
Six Flags Entertainment Corp.	2,045	82,107
Starbucks Corp.	77,654	5,698,251
Starwood Hotels & Resorts Worldwide, Inc.	2,587	205,925
Wyndham Worldwide Corp.	4,015	294,018
Wynn Resorts Ltd.	19,840	4,407,456
Yum! Brands, Inc.	14,115	1,064,130

		17,847,618

Household Durables (0.2%)
Jarden Corp.*	3,977	237,944
Newell Rubbermaid, Inc.	5,225	156,227
NVR, Inc.*	123	141,081
PulteGroup, Inc.	12,121	232,602
Taylor Morrison Home Corp., Class A*	901	21,174
Tempur Sealy International, Inc.*	1,882	95,361
Tupperware Brands Corp.	1,655	138,623
Whirlpool Corp.	179	26,753

		1,049,765

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	27,372	9,211,225
Expedia, Inc.	22,070	1,600,075
Groupon, Inc.*	13,134	102,971
HomeAway, Inc.*	1,895	71,385
Liberty Interactive Corp.*	1,276	36,838
Liberty Ventures*	1,151	150,010
Netflix, Inc.*	1,580	556,207
priceline.com, Inc.*	5,616	6,693,654
TripAdvisor, Inc.*	16,512	1,495,822
zulily, Inc., Class A*	264	13,250

		19,931,437

Leisure Products (0.1%)
Hasbro, Inc.	3,055	169,919
Mattel, Inc.	10,803	433,308
Polaris Industries, Inc.	2,026	283,053

		886,280

Media (6.5%)
AMC Networks, Inc., Class A*	1,879	137,336
Cablevision Systems Corp. - New York Group, Class A	6,096	102,840
CBS Corp. (Non-Voting), Class B	17,635	1,089,843
Charter Communications, Inc., Class A*	2,070	255,024
Cinemark Holdings, Inc.	3,608	104,668
Clear Channel Outdoor Holdings, Inc., Class A	1,368	12,462
Comcast Corp., Class A	192,409	9,624,298
DIRECTV*	15,410	1,177,632
Discovery Communications, Inc., Class A*	7,691	636,046
DISH Network Corp., Class A*	6,522	405,734
Interpublic Group of Cos., Inc.	6,098	104,520
Lamar Advertising Co., Class A*	2,465	125,690
Liberty Global plc*	10,415	423,995
Liberty Global plc, Class A*	108,837	4,527,619
Lions Gate Entertainment Corp.	2,508	67,039
Madison Square Garden Co., Class A*	1,913	108,620
Morningstar, Inc.	665	52,548
News Corp., Class A*	11,454	197,238
Omnicom Group, Inc.	8,130	590,238
Regal Entertainment Group, Class A	584	10,909
Scripps Networks Interactive, Inc., Class A	3,430	260,371
Sirius XM Holdings, Inc.*	45,543	145,738
Starz, Class A*	2,970	95,872
Time Warner Cable, Inc.	9,129	1,252,316
Time Warner, Inc.	75,813	4,952,863
Twenty-First Century Fox, Inc., Class A	141,002	4,507,834
Viacom, Inc., Class B	13,993	1,189,265
Walt Disney Co.	65,095	5,212,157

		37,370,715

Multiline Retail (0.5%)
Big Lots, Inc.*	498	18,859
Dillard’s, Inc., Class A	585	54,054
Dollar General Corp.*	10,288	570,778
Dollar Tree, Inc.*	6,509	339,640
Family Dollar Stores, Inc.	3,012	174,726
Macy’s, Inc.	9,353	554,540
Nordstrom, Inc.	4,536	283,273
Target Corp.	15,786	955,211

		2,951,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (2.3%)
Aaron’s, Inc.	370	$11,189
Abercrombie & Fitch Co., Class A	296	11,396
Advance Auto Parts, Inc.	2,282	288,673
American Eagle Outfitters, Inc.	3,987	48,801
Ascena Retail Group, Inc.*	594	10,264
AutoNation, Inc.*	1,574	83,784
AutoZone, Inc.*	1,046	561,807
Bed Bath & Beyond, Inc.*	6,882	473,482
Best Buy Co., Inc.	2,344	61,905
Cabela’s, Inc.*	1,486	97,348
CarMax, Inc.*	7,024	328,723
Chico’s FAS, Inc.	4,514	72,359
Dick’s Sporting Goods, Inc.	3,091	168,800
DSW, Inc., Class A	2,011	72,114
Foot Locker, Inc.	572	26,873
Gap, Inc.	8,733	349,844
GNC Holdings, Inc., Class A	3,076	135,406
Home Depot, Inc.	45,829	3,626,449
L Brands, Inc.	7,507	426,172
Lowe’s Cos., Inc.	32,318	1,580,350
Lumber Liquidators Holdings, Inc.*	9,248	867,462
O’Reilly Automotive, Inc.*	3,476	515,804
PetSmart, Inc.	3,232	222,652
Ross Stores, Inc.	6,918	494,983
Sally Beauty Holdings, Inc.*	5,311	145,521
Signet Jewelers Ltd.	227	24,030
Tiffany & Co.	3,494	301,008
TJX Cos., Inc.	22,583	1,369,659
Tractor Supply Co.	4,366	308,371
Ulta Salon Cosmetics & Fragrance, Inc.*	1,992	194,180
Urban Outfitters, Inc.*	3,367	122,794
Williams-Sonoma, Inc.	3,056	203,652

		13,205,855

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.	1,706	132,471
Coach, Inc.	8,789	436,462
Deckers Outdoor Corp.*	488	38,908
Fossil Group, Inc.*	1,514	176,548
Hanesbrands, Inc.	3,083	235,788
Michael Kors Holdings Ltd.*	6,336	590,959
NIKE, Inc., Class B	72,806	5,377,451
PVH Corp.	2,246	280,233
Ralph Lauren Corp.	1,877	302,066
Under Armour, Inc., Class A*	2,619	300,242
VF Corp.	11,005	680,989

		8,552,117

Total Consumer Discretionary		108,689,255

Consumer Staples (7.0%)
Beverages (1.9%)
Brown-Forman Corp., Class B	4,731	424,323
Coca-Cola Co.	119,994	4,638,968
Coca-Cola Enterprises, Inc.	8,121	387,859
Constellation Brands, Inc., Class A*	4,526	384,574
Dr. Pepper Snapple Group, Inc.	6,383	347,618
Monster Beverage Corp.*	4,198	291,551
PepsiCo, Inc.	48,515	4,051,003

		10,525,896

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	13,691	1,529,011
CVS Caremark Corp.	4,404	329,683
Fresh Market, Inc.*	1,324	44,486
Kroger Co.	16,336	713,066
Safeway, Inc.	607	22,423
Sprouts Farmers Market, Inc.*	462	16,646
Sysco Corp.	6,423	232,063
Walgreen Co.	22,385	1,478,082
Wal-Mart Stores, Inc.	33,496	2,560,099
Whole Foods Market, Inc.	11,660	591,279

		7,516,838

Food Products (1.4%)
Archer-Daniels-Midland Co.	1,609	69,815
Campbell Soup Co.	3,616	162,286
ConAgra Foods, Inc.	12,059	374,191
Flowers Foods, Inc.	5,349	114,736
General Mills, Inc.	20,228	1,048,215
Hershey Co.	4,721	492,872
Hillshire Brands Co.	3,850	143,451
Hormel Foods Corp.	4,195	206,688
Ingredion, Inc.	305	20,764
J.M. Smucker Co.	453	44,050
Kellogg Co.	7,541	472,896
Keurig Green Mountain, Inc.	4,695	495,745
Kraft Foods Group, Inc.	18,653	1,046,433
McCormick & Co., Inc. (Non-Voting)	4,126	295,999
Mead Johnson Nutrition Co.	6,370	529,602
Mondelez International, Inc., Class A	58,600	2,024,630
Pinnacle Foods, Inc.	622	18,573
WhiteWave Foods Co., Class A*	4,336	123,750

		7,684,696

Household Products (0.6%)
Church & Dwight Co., Inc.	4,323	298,590
Clorox Co.	3,443	303,018
Colgate-Palmolive Co.	29,269	1,898,680
Kimberly-Clark Corp.	10,089	1,112,312

		3,612,600

Personal Products (0.5%)
Avon Products, Inc.	13,548	198,343
Coty, Inc., Class A	1,220	18,276
Estee Lauder Cos., Inc., Class A	36,579	2,446,403
Herbalife Ltd.	2,667	152,739
Nu Skin Enterprises, Inc., Class A	1,827	151,367

		2,967,128

Tobacco (1.3%)
Altria Group, Inc.	63,019	2,358,801
Lorillard, Inc.	11,872	642,038
Philip Morris International, Inc.	51,310	4,200,750
Reynolds American, Inc.	7,463	398,673

		7,600,262

Total Consumer Staples		39,907,420

Energy (3.6%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	344	17,334
Baker Hughes, Inc.	897	58,323
Cameron International Corp.*	4,371	269,997
Dresser-Rand Group, Inc.*	2,383	139,191
Dril-Quip, Inc.*	1,270	142,367
FMC Technologies, Inc.*	60,197	3,147,701
Frank’s International N.V.	496	12,291
Halliburton Co.	26,613	1,567,240
Oceaneering International, Inc.	3,384	243,174
RPC, Inc.	1,632	33,325
Schlumberger Ltd.	41,708	4,066,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Seadrill Ltd.	11,054	$388,659

		10,086,132

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Petroleum Corp.	852	72,215
Antero Resources Corp.*	563	35,244
Cabot Oil & Gas Corp.	13,184	446,674
Cheniere Energy, Inc.*	7,548	417,782
Cobalt International Energy, Inc.*	7,899	144,710
Concho Resources, Inc.*	16,045	1,965,512
Continental Resources, Inc.*	1,336	166,025
CVR Energy, Inc.	504	21,294
EOG Resources, Inc.	7,990	1,567,398
EP Energy Corp., Class A*	513	10,039
EQT Corp.	4,305	417,456
Gulfport Energy Corp.*	2,169	154,389
Kinder Morgan, Inc.	19,070	619,584
Kosmos Energy Ltd.*	3,260	35,860
Laredo Petroleum Holdings, Inc.*	64,037	1,655,997
Noble Energy, Inc.	1,420	100,877
Oasis Petroleum, Inc.*	3,150	131,449
ONEOK, Inc.	6,060	359,055
Pioneer Natural Resources Co.	3,170	593,234
QEP Resources, Inc.	584	17,193
Range Resources Corp.	5,101	423,230
SM Energy Co.	2,073	147,784
Southwestern Energy Co.*	11,062	508,963
Whiting Petroleum Corp.*	304	21,095
Williams Cos., Inc.	11,798	478,763
World Fuel Services Corp.	443	19,536

		10,531,358

Total Energy		20,617,490

Financials (4.0%)
Banks (0.0%)
Signature Bank/New York*	148	18,587

Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	1,650	330,082
Ameriprise Financial, Inc.	1,910	210,234
Artisan Partners Asset Management, Inc., Class A	172	11,051
BlackRock, Inc.	1,442	453,480
Charles Schwab Corp.	4,671	127,658
Eaton Vance Corp.	3,755	143,291
Federated Investors, Inc., Class B	2,203	67,280
Franklin Resources, Inc.	12,906	699,247
Lazard Ltd., Class A	4,008	188,737
LPL Financial Holdings, Inc.	1,312	68,932
SEI Investments Co.	4,266	143,380
T. Rowe Price Group, Inc.	8,148	670,988
Waddell & Reed Financial, Inc., Class A	2,688	197,891

		3,312,251

Consumer Finance (0.8%)
American Express Co.	29,726	2,676,232
Discover Financial Services	27,164	1,580,673
Santander Consumer USA Holdings, Inc.*	1,995	48,040

		4,304,945

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	2,730	154,518
Intercontinental Exchange Group, Inc.	12,595	2,491,669
Leucadia National Corp.	1,288	36,064
McGraw Hill Financial, Inc.	4,047	308,786
Moody’s Corp.	34,675	2,750,421
MSCI, Inc.*	1,558	67,025

		5,808,483

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	369	38,077
American Financial Group, Inc./Ohio	341	19,679
Aon plc	7,492	631,426
Arch Capital Group Ltd.*	271	15,593
Arthur J. Gallagher & Co.	3,965	188,655
Axis Capital Holdings Ltd.	900	41,265
Brown & Brown, Inc.	1,748	53,768
Chubb Corp.	1,103	98,498
Endurance Specialty Holdings Ltd.	474	25,515
Erie Indemnity Co., Class A	800	55,808
Fidelity National Financial, Inc., Class A	679	21,348
Hanover Insurance Group, Inc.	406	24,945
Loews Corp.	792	34,888
Marsh & McLennan Cos., Inc.	11,580	570,894
Progressive Corp.	15,169	367,393
Prudential Financial, Inc.	5,573	471,754
Travelers Cos., Inc.	2,986	254,109
Validus Holdings Ltd.	290	10,936

		2,924,551

Real Estate Investment Trusts (REITs) (1.0%)
American Homes 4 Rent (REIT), Class A	315	5,264
American Tower Corp. (REIT)	12,409	1,015,925
Apartment Investment & Management Co. (REIT), Class A	2,472	74,704
Boston Properties, Inc. (REIT)	465	53,256
Brixmor Property Group, Inc. (REIT)	320	6,826
CBL & Associates Properties, Inc. (REIT)	1,720	30,530
Corrections Corp. of America (REIT)	2,260	70,783
Crown Castle International Corp. (REIT)	10,490	773,952
Digital Realty Trust, Inc. (REIT)	3,157	167,574
Equity Lifestyle Properties, Inc. (REIT)	1,863	75,731
Extra Space Storage, Inc. (REIT)	287	13,922
Federal Realty Investment Trust (REIT)	1,341	153,839
Omega Healthcare Investors, Inc. (REIT)	3,821	128,080
Plum Creek Timber Co., Inc. (REIT)	5,534	232,649
Public Storage (REIT)	4,192	706,310
Rayonier, Inc. (REIT)	3,942	180,977
Regency Centers Corp. (REIT)	1,234	63,008
Senior Housing Properties Trust (REIT)	444	9,977
Simon Property Group, Inc. (REIT)	7,266	1,191,624
Spirit Realty Capital, Inc. (REIT)	2,305	25,309
Tanger Factory Outlet Centers, Inc. (REIT)	2,952	103,320
Taubman Centers, Inc. (REIT)	376	26,617
Ventas, Inc. (REIT)	4,136	250,517
Vornado Realty Trust (REIT)	1,135	111,866
Weyerhaeuser Co. (REIT)	18,316	537,575

		6,010,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,728	$239,409
Realogy Holdings Corp.*	3,352	145,644
St. Joe Co.*	143	2,753

		387,806

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	691	22,430
Ocwen Financial Corp.*	3,242	127,022

		149,452

Total Financials		22,916,210

Health Care (10.4%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	6,124	931,644
Alkermes plc*	4,238	186,854
Amgen, Inc.	23,529	2,902,067
ARIAD Pharmaceuticals, Inc.*	5,953	47,981
Biogen Idec, Inc.*	7,447	2,277,814
BioMarin Pharmaceutical, Inc.*	4,348	296,577
Celgene Corp.*	13,087	1,826,945
Cubist Pharmaceuticals, Inc.*	2,040	149,226
Gilead Sciences, Inc.*	116,663	8,266,740
Incyte Corp.*	3,219	172,281
Medivation, Inc.*	2,345	150,948
Myriad Genetics, Inc.*	2,381	81,406
Pharmacyclics, Inc.*	1,828	183,202
Regeneron Pharmaceuticals, Inc.*	11,289	3,389,861
Seattle Genetics, Inc.*	3,141	143,104
Theravance, Inc.*	2,463	76,205
United Therapeutics Corp.*	35,739	3,360,538
Vertex Pharmaceuticals, Inc.*	7,325	518,024

		24,961,417

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	17,004	1,251,154
Becton, Dickinson and Co.	6,103	714,539
C.R. Bard, Inc.	2,517	372,466
Cooper Cos., Inc.	1,120	153,843
DENTSPLY International, Inc.	1,290	59,392
Edwards Lifesciences Corp.*	3,368	249,804
Hologic, Inc.*	2,538	54,567
IDEXX Laboratories, Inc.*	1,692	205,409
Intuitive Surgical, Inc.*	5,104	2,235,501
ResMed, Inc.	4,456	199,139
Sirona Dental Systems, Inc.*	1,719	128,358
St. Jude Medical, Inc.	5,637	368,603
Stryker Corp.	6,080	495,338
Varian Medical Systems, Inc.*	3,392	284,894
Zimmer Holdings, Inc.	304	28,752

		6,801,759

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,147	235,931
AmerisourceBergen Corp.	7,269	476,774
Brookdale Senior Living, Inc.*	3,092	103,613
Catamaran Corp.*	6,441	288,299
Cigna Corp.	534	44,712
Community Health Systems, Inc.*	818	32,041
DaVita HealthCare Partners, Inc.*	5,762	396,714
Envision Healthcare Holdings, Inc.*	1,005	33,999
Express Scripts Holding Co.*	21,280	1,597,915
HCA Holdings, Inc.*	630	33,075
Henry Schein, Inc.*	2,725	325,283
Laboratory Corp. of America Holdings*	2,734	268,506
McKesson Corp.	7,110	1,255,413
MEDNAX, Inc.*	2,036	126,191
Patterson Cos., Inc.	2,446	102,145
Premier, Inc., Class A*	689	22,703
Quest Diagnostics, Inc.	281	16,275
Tenet Healthcare Corp.*	3,050	130,570
Universal Health Services, Inc., Class B	1,910	156,754

		5,646,913

Health Care Technology (0.1%)
Cerner Corp.*	9,329	524,756
Veeva Systems, Inc., Class A*	327	8,731

		533,487

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,257	70,292
Bruker Corp.*	3,378	76,985
Charles River Laboratories International, Inc.*	713	43,022
Covance, Inc.*	1,748	181,617
Illumina, Inc.*	3,912	581,558
Mettler-Toledo International, Inc.*	944	222,482
Quintiles Transnational Holdings, Inc.*	395	20,054
Techne Corp.	552	47,124
Waters Corp.*	2,680	290,539

		1,533,673

Pharmaceuticals (3.5%)
AbbVie, Inc.	129,517	6,657,174
Actavis plc*	5,442	1,120,236
Allergan, Inc.	23,923	2,968,844
Bristol-Myers Squibb Co.	44,370	2,305,021
Eli Lilly and Co.	6,790	399,659
Endo International plc*	4,201	288,399
Jazz Pharmaceuticals plc*	1,622	224,939
Johnson & Johnson	11,369	1,116,777
Mylan, Inc.*	11,982	585,081
Perrigo Co. plc	3,963	612,918
Salix Pharmaceuticals Ltd.*	1,918	198,724
Valeant Pharmaceuticals International, Inc.*	23,167	3,054,106
Zoetis, Inc.	15,741	455,544

		19,987,422

Total Health Care		59,464,671

Industrials (10.8%)
Aerospace & Defense (3.6%)
B/E Aerospace, Inc.*	2,891	250,910
Boeing Co.	23,802	2,986,913
Hexcel Corp.*	3,136	136,541
Honeywell International, Inc.	24,684	2,289,688
Huntington Ingalls Industries, Inc.	1,569	160,446
Lockheed Martin Corp.	8,145	1,329,590
Precision Castparts Corp.	24,151	6,104,407
Rockwell Collins, Inc.	3,781	301,232
Spirit AeroSystems Holdings, Inc., Class A*	501	14,123
TransDigm Group, Inc.	1,639	303,543
Triumph Group, Inc.	338	21,828
United Technologies Corp.	57,025	6,662,801

		20,562,022

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	4,743	248,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of Washington, Inc.	6,463	$256,128
United Parcel Service, Inc., Class B	22,726	2,213,058

		2,717,672

Airlines (0.5%)
Alaska Air Group, Inc.	2,030	189,419
American Airlines Group, Inc.*	40,957	1,499,026
Copa Holdings S.A., Class A	1,041	151,143
Delta Air Lines, Inc.	12,269	425,121
Southwest Airlines Co.	2,551	60,229
United Continental Holdings, Inc.*	11,200	499,856

		2,824,794

Building Products (0.1%)
A.O. Smith Corp.	1,067	49,104
Allegion plc	2,219	115,765
Armstrong World Industries, Inc.*	811	43,186
Fortune Brands Home & Security, Inc.	4,537	190,917
Lennox International, Inc.	1,576	143,274
Masco Corp.	11,163	247,930

		790,176

Commercial Services & Supplies (0.2%)
Cintas Corp.	932	55,557
Clean Harbors, Inc.*	1,894	103,772
Copart, Inc.*	3,494	127,147
Iron Mountain, Inc.	4,797	132,253
KAR Auction Services, Inc.	916	27,801
Pitney Bowes, Inc.	2,800	72,772
R.R. Donnelley & Sons Co.	3,168	56,707
Rollins, Inc.	2,052	62,052
Stericycle, Inc.*	2,699	306,660
Waste Connections, Inc.	3,645	159,870
Waste Management, Inc.	1,205	50,694

		1,155,285

Construction & Engineering (0.1%)
AECOM Technology Corp.*	320	10,295
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	3,146	274,174
Fluor Corp.	3,052	237,232
Quanta Services, Inc.*	1,416	52,250

		573,951

Electrical Equipment (1.9%)
AMETEK, Inc.	7,617	392,200
Babcock & Wilcox Co.	2,406	79,879
Eaton Corp. plc	45,669	3,430,655
Emerson Electric Co.	51,160	3,417,488
Hubbell, Inc., Class B	1,346	161,345
Rockwell Automation, Inc.	4,393	547,148
Roper Industries, Inc.	16,082	2,147,108
SolarCity Corp.*	13,934	872,547

		11,048,370

Industrial Conglomerates (0.5%)
3M Co.	18,319	2,485,155
Carlisle Cos., Inc.	105	8,331
Danaher Corp.	3,801	285,075

		2,778,561

Machinery (1.1%)
Caterpillar, Inc.	3,724	370,054
Colfax Corp.*	3,259	232,464
Crane Co.	1,396	99,325
Cummins, Inc.	4,887	728,114
Deere & Co.	12,176	1,105,581
Donaldson Co., Inc.	4,233	179,479
Dover Corp.	3,950	322,913
Flowserve Corp.	4,472	350,337
Graco, Inc.	1,916	143,202
Harsco Corp.	180	4,217
IDEX Corp.	2,397	174,717
Illinois Tool Works, Inc.	4,152	337,682
Ingersoll-Rand plc	6,201	354,945
ITT Corp.	2,813	120,284
Lincoln Electric Holdings, Inc.	2,599	187,154
Manitowoc Co., Inc.	4,177	131,367
Navistar International Corp.*	238	8,061
Nordson Corp.	2,009	141,614
PACCAR, Inc.	1,417	95,563
Pall Corp.	3,481	311,445
Snap-on, Inc.	212	24,058
Stanley Black & Decker, Inc.	459	37,289
Toro Co.	1,810	114,374
Valmont Industries, Inc.	837	124,579
WABCO Holdings, Inc.*	1,826	192,753
Wabtec Corp.	3,009	233,198
Xylem, Inc.	365	13,293

		6,138,062

Marine (0.0%)
Kirby Corp.*	1,049	106,211

Professional Services (0.4%)
Dun & Bradstreet Corp.	1,095	108,788
Equifax, Inc.	3,770	256,473
IHS, Inc., Class A*	2,056	249,804
Nielsen Holdings N.V.	1,014	45,255
Robert Half International, Inc.	4,365	183,112
Verisk Analytics, Inc., Class A*	27,939	1,675,222

		2,518,654

Road & Rail (1.7%)
Amerco, Inc.	129	29,943
Avis Budget Group, Inc.*	3,371	164,168
Con-way, Inc.	665	27,318
CSX Corp.	16,056	465,142
Genesee & Wyoming, Inc., Class A*	608	59,171
Hertz Global Holdings, Inc.*	10,833	288,591
J.B. Hunt Transport Services, Inc.	2,860	205,691
Kansas City Southern	3,446	351,699
Landstar System, Inc.	1,447	85,691
Norfolk Southern Corp.	1,784	173,351
Old Dominion Freight Line, Inc.*	2,221	126,020
Union Pacific Corp.	40,783	7,653,338

		9,630,123

Trading Companies & Distributors (0.2%)
Fastenal Co.	9,341	460,698
HD Supply Holdings, Inc.*	1,248	32,636
MRC Global, Inc.*	1,149	30,977
MSC Industrial Direct Co., Inc., Class A	1,479	127,963
United Rentals, Inc.*	2,948	279,883
W.W. Grainger, Inc.	1,856	468,937

		1,401,094

Total Industrials		62,244,975

Information Technology (22.2%)
Communications Equipment (0.9%)
CommScope Holding Co., Inc.*	803	19,818
F5 Networks, Inc.*	2,127	226,802
Harris Corp.	615	44,994
JDS Uniphase Corp.*	5,710	79,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.*	2,911	$74,987
Motorola Solutions, Inc.	6,704	431,000
Palo Alto Networks, Inc.*	1,123	77,038
QUALCOMM, Inc.	54,206	4,274,685
Riverbed Technology, Inc.*	4,824	95,081

		5,324,345

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,032	461,183
CDW Corp.	307	8,424
Dolby Laboratories, Inc., Class A*	580	25,810
FLIR Systems, Inc.	3,094	111,384
IPG Photonics Corp.*	1,002	71,222
Knowles Corp.*	1,975	62,351
National Instruments Corp.	3,006	86,242
Trimble Navigation Ltd.*	8,001	310,999
Zebra Technologies Corp., Class A*	147	10,203

		1,147,818

Internet Software & Services (7.4%)
Akamai Technologies, Inc.*	5,558	323,531
AOL, Inc.*	32,383	1,417,404
eBay, Inc.*	69,494	3,838,849
Equinix, Inc.*	1,544	285,393
Facebook, Inc., Class A*	86,627	5,218,410
Google, Inc., Class A*	15,851	17,666,098
IAC/InterActiveCorp	2,336	166,767
LinkedIn Corp., Class A*	18,644	3,448,021
Pandora Media, Inc.*	4,437	134,530
Rackspace Hosting, Inc.*	3,534	115,986
Twitter, Inc.*	23,510	1,097,212
VeriSign, Inc.*	4,055	218,605
Yahoo!, Inc.*	166,698	5,984,458
Yelp, Inc.*	31,241	2,403,370

		42,318,634

IT Services (5.5%)
Accenture plc, Class A	20,173	1,608,192
Alliance Data Systems Corp.*	12,367	3,369,389
Automatic Data Processing, Inc.	15,225	1,176,283
Booz Allen Hamilton Holding Corp.	935	20,570
Broadridge Financial Solutions, Inc.	3,792	140,835
Cognizant Technology Solutions Corp., Class A*	18,930	958,047
DST Systems, Inc.	859	81,425
Fidelity National Information Services, Inc.	939	50,190
Fiserv, Inc.*	8,384	475,289
FleetCor Technologies, Inc.*	2,124	244,472
Gartner, Inc.*	2,933	203,668
Genpact Ltd.*	5,240	91,281
Global Payments, Inc.	2,250	159,998
International Business Machines Corp.	30,672	5,904,053
Jack Henry & Associates, Inc.	2,694	150,217
MasterCard, Inc., Class A	68,413	5,110,451
NeuStar, Inc., Class A*	1,928	62,679
Paychex, Inc.	9,158	390,131
Teradata Corp.*	5,111	251,410
Total System Services, Inc.	3,966	120,606
Vantiv, Inc., Class A*	2,722	82,259
Visa, Inc., Class A	48,750	10,523,175
Western Union Co.	17,426	285,089

		31,459,709

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	19,413	77,846
Altera Corp.	3,455	125,209
Analog Devices, Inc.	4,164	221,275
Applied Materials, Inc.	24,995	510,398
Atmel Corp.*	13,410	112,108
Avago Technologies Ltd.	7,099	457,247
Broadcom Corp., Class A	7,805	245,701
Cree, Inc.*	3,689	208,650
Freescale Semiconductor Ltd.*	952	23,238
Intel Corp.	10,107	260,862
Lam Research Corp.*	1,224	67,320
Linear Technology Corp.	7,296	355,242
LSI Corp.	2,058	22,782
Maxim Integrated Products, Inc.	9,105	301,558
Microchip Technology, Inc.	6,166	294,488
ON Semiconductor Corp.*	13,397	125,932
Silicon Laboratories, Inc.*	1,180	61,655
Skyworks Solutions, Inc.*	4,970	186,474
Texas Instruments, Inc.	34,800	1,640,820
Xilinx, Inc.	8,309	450,929

		5,749,734

Software (4.8%)
Adobe Systems, Inc.*	6,123	402,526
ANSYS, Inc.*	2,916	224,590
Autodesk, Inc.*	63,986	3,146,831
Cadence Design Systems, Inc.*	8,853	137,576
Citrix Systems, Inc.*	5,853	336,138
Concur Technologies, Inc.*	1,460	144,642
Electronic Arts, Inc.*	7,271	210,932
FactSet Research Systems, Inc.	1,376	148,347
FireEye, Inc.*	427	26,290
Fortinet, Inc.*	4,232	93,231
Informatica Corp.*	3,381	127,734
Intuit, Inc.	9,326	724,910
MICROS Systems, Inc.*	378	20,008
Microsoft Corp.	261,986	10,738,806
NetSuite, Inc.*	1,096	103,934
Oracle Corp.	105,434	4,313,305
Qlik Technologies, Inc.*	16,139	429,136
Red Hat, Inc.*	5,930	314,171
Rovi Corp.*	391	8,907
Salesforce.com, Inc.*	18,511	1,056,793
ServiceNow, Inc.*	2,606	156,152
SolarWinds, Inc.*	2,035	86,752
Solera Holdings, Inc.	2,155	136,498
Splunk, Inc.*	10,231	731,414
Symantec Corp.	15,863	316,784
Tableau Software, Inc., Class A*	345	26,248
TIBCO Software, Inc.*	5,134	104,323
VMware, Inc., Class A*	29,100	3,143,382
Workday, Inc., Class A*	1,266	115,750

		27,526,110

Technology Hardware, Storage & Peripherals (2.4%)
3D Systems Corp.*	3,147	186,145
Apple, Inc.	22,291	11,964,471
EMC Corp.	32,964	903,543
NCR Corp.*	5,143	187,977
NetApp, Inc.	10,637	392,505
Nimble Storage, Inc.*	109	4,130
SanDisk Corp.	3,208	260,458
Stratasys Ltd.*	607	64,397

		13,963,626

Total Information Technology		127,489,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.2%)
Chemicals (2.8%)
Airgas, Inc.	2,049	$218,239
Albemarle Corp.	951	63,165
Celanese Corp.	4,994	277,217
Dow Chemical Co.	4,957	240,861
E.I. du Pont de Nemours & Co.	28,882	1,937,982
Eastman Chemical Co.	27,456	2,366,982
Ecolab, Inc.	8,230	888,758
FMC Corp.	4,258	325,992
International Flavors & Fragrances, Inc.	2,549	243,863
LyondellBasell Industries N.V., Class A	12,105	1,076,619
Monsanto Co.	39,142	4,453,185
NewMarket Corp.	296	115,671
PPG Industries, Inc.	4,076	788,543
Praxair, Inc.	9,280	1,215,401
Rockwood Holdings, Inc.	1,662	123,653
RPM International, Inc.	3,880	162,339
Scotts Miracle-Gro Co., Class A	1,335	81,809
Sherwin-Williams Co.	2,786	549,204
Sigma-Aldrich Corp.	3,553	331,779
Valspar Corp.	2,658	191,695
W.R. Grace & Co.*	2,069	205,183
Westlake Chemical Corp.	1,126	74,519

		15,932,659

Construction Materials (0.1%)
Eagle Materials, Inc.	1,549	137,334
Martin Marietta Materials, Inc.	1,441	184,953

		322,287

Containers & Packaging (0.2%)
AptarGroup, Inc.	1,459	96,440
Avery Dennison Corp.	1,018	51,582
Ball Corp.	4,417	242,096
Bemis Co., Inc.	1,454	57,055
Crown Holdings, Inc.*	3,838	171,712
Greif, Inc., Class A	203	10,655
Owens-Illinois, Inc.*	3,026	102,370
Packaging Corp. of America	3,067	215,825
Rock-Tenn Co., Class A	1,620	171,023
Sealed Air Corp.	6,126	201,362
Silgan Holdings, Inc.	1,416	70,120

		1,390,240

Metals & Mining (0.0%)
Compass Minerals International, Inc.	1,035	85,408
Royal Gold, Inc.	526	32,938
Southern Copper Corp.	4,938	143,745
Tahoe Resources, Inc.*	352	7,445

		269,536

Paper & Forest Products (0.1%)
International Paper Co.	12,033	552,074

Total Materials		18,466,796

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.2%)
Intelsat S.A.*	45	842
Level 3 Communications, Inc.*	1,818	71,157
tw telecom, Inc.*	4,410	137,857
Verizon Communications, Inc.	129,471	6,158,935
Vivendi S.A.	13,609	379,648
Windstream Holdings, Inc.	17,524	144,398

		6,892,837

Wireless Telecommunication Services (0.7%)
SBA Communications Corp., Class A*	3,991	363,022
SoftBank Corp.	44,800	3,378,790
Sprint Corp.*	5,037	46,290

		3,788,102

Total Telecommunication Services		10,680,939

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	4,911	183,426

Gas Utilities (0.0%)
ONE Gas, Inc.*	1,515	54,434
Questar Corp.	729	17,336

		71,770

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	1,309	27,371

Water Utilities (0.0%)
Aqua America, Inc.	4,821	120,862

Total Utilities		403,429

Total Investments (82.1%) (Cost $281,261,113)		470,881,161
Other Assets Less Liabilities (17.9%)		102,526,101

Net Assets (100%)		$573,407,262

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	270	June-14	$19,881,032	$19,365,750	$(515,282)
S&P 500 E-Mini Index	854	June-14	79,412,061	79,618,420	206,359

					$(308,923)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 5/28/14	Royal Bank of Scotland	259,572	$2,538,607	$2,515,629	$22,978

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$108,689,255	$—	$—	$108,689,255
Consumer Staples	39,483,097	424,323	—	39,907,420
Energy	20,617,490	—	—	20,617,490
Financials	22,916,210	—	—	22,916,210
Health Care	59,464,671	—	—	59,464,671
Industrials	62,244,975	—	—	62,244,975
Information Technology	127,489,976	—	—	127,489,976
Materials	18,466,796	—	—	18,466,796
Telecommunication Services	6,922,501	3,758,438	—	10,680,939
Utilities	403,429	—	—	403,429
Forward Currency Contracts	—	22,978	—	22,978
Futures	206,359	—	—	206,359

Total Assets	$466,904,759	$4,205,739	$—	$471,110,498

Liabilities:
Futures	$(515,282)	$—	$—	$(515,282)

Total Liabilities	$(515,282)	$—	$—	$(515,282)

Total	$466,389,477	$4,205,739	$—	$470,595,216

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,850,537
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,832,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,118,738
Aggregate gross unrealized depreciation	(1,606,978)

Net unrealized appreciation	$188,511,760

Federal income tax cost of investments	$282,369,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.4%)
Financials (0.2%)
Consumer Finance (0.2%)
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR	1,500,000	$2,422,425

Total Financials			2,422,425

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16		$1,375,000	1,888,047
3.750%, 3/15/18		765,000	1,094,428

Total Materials			2,982,475

Total Convertible Bonds			5,404,900

Corporate Bonds (24.6%)
Consumer Discretionary (3.1%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24		75,000	75,094
Goodyear Tire & Rubber Co.
6.500%, 3/1/21		3,200,000	3,488,000

			3,563,094

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19		5,000,000	5,475,000
Navistar, Inc.
5.750%, 8/15/17		760,128	769,629

			6,244,629

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
9.250%, 9/1/19§		1,500,000	1,597,500

Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17		1,000,000	962,500
Carnival Corp.
3.950%, 10/15/20		150,000	153,670
ClubCorp Club Operations, Inc.
10.000%, 12/1/18		1,298,000	1,424,555
McDonald’s Corp.
5.350%, 3/1/18		140,000	158,749
MGM Resorts International
6.625%, 7/15/15		1,600,000	1,700,000
6.750%, 10/1/20		400,000	444,520
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	151,500
Yum! Brands, Inc.
3.875%, 11/1/20		150,000	155,386

			5,150,880

Household Durables (0.3%)
KB Home
7.500%, 9/15/22		4,000,000	4,410,000

Media (1.3%)
21st Century Fox America, Inc.
8.000%, 10/17/16		100,000	116,521
3.000%, 9/15/22		150,000	143,696
CBS Corp.
3.375%, 3/1/22		200,000	196,005
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.250%, 2/15/22(b)§		100,000	102,500
5.625%, 2/15/24(b)§		100,000	102,438
Clear Channel Communications, Inc.
6.903%, 1/30/19		2,539,722	2,483,848
7.652%, 7/30/19		816,818	814,903
9.000%, 12/15/19		1,019,000	1,068,727
9.000%, 3/1/21		2,000,000	2,092,600
Term Loan B
3.803%, 11/13/15(l)		44,230	43,622
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	35,436
Comcast Corp.
5.900%, 3/15/16		50,000	54,954
6.500%, 1/15/17		94,000	107,440
5.150%, 3/1/20		150,000	170,552
CSC Holdings LLC
6.750%, 11/15/21		2,700,000	3,017,250
Dex Media, Inc.
14.000%, 1/29/17 PIK		1,255,065	743,626
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16		300,000	313,454
3.800%, 3/15/22		100,000	99,510
Discovery Communications LLC
5.050%, 6/1/20		100,000	111,137
NBCUniversal Media LLC
3.650%, 4/30/15		100,000	103,474
4.375%, 4/1/21		350,000	379,432
SuperMedia, Inc., Term Loan
11.600%, 12/31/16		310,389	231,821
Time Warner Cable, Inc.
8.250%, 4/1/19		170,000	212,089
4.000%, 9/1/21		100,000	103,122
Time Warner, Inc.
4.700%, 1/15/21		250,000	273,807
Univision Communications, Inc.
5.125%, 5/15/23§		2,000,000	2,045,000
Viacom, Inc.
3.500%, 4/1/17		68,000	72,066
4.250%, 9/1/23		100,000	103,080
Visant Corp.
10.000%, 10/1/17		1,900,000	1,895,250
Walt Disney Co.
2.550%, 2/15/22		250,000	237,555

			17,474,915

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18		150,000	147,122
Kohl’s Corp.
4.750%, 12/15/23		100,000	103,500
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		150,000	154,125
Target Corp.
6.000%, 1/15/18		200,000	230,200

			634,947

Specialty Retail (0.1%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§		1,400,000	1,526,000
AutoZone, Inc.
4.000%, 11/15/20		100,000	104,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Gap, Inc.
5.950%, 4/12/21		$50,000	$56,240
Home Depot, Inc.
5.400%, 3/1/16		105,000	114,513
Lowe’s Cos., Inc.
5.400%, 10/15/16		100,000	110,711

			1,912,058

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16		100,000	103,163

Total Consumer Discretionary			41,091,186

Consumer Staples (1.6%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19		250,000	249,025
3.700%, 2/1/24		100,000	100,625
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19		50,000	62,013
5.375%, 1/15/20		250,000	287,552
4.375%, 2/15/21		25,000	27,271
2.500%, 7/15/22		100,000	94,229
Beam, Inc.
5.375%, 1/15/16		9,000	9,637
Coca-Cola Co.
1.800%, 9/1/16		256,000	262,849
3.150%, 11/15/20		100,000	102,628
3.200%, 11/1/23		200,000	197,229
Diageo Capital plc
5.500%, 9/30/16		213,000	236,291
Diageo Finance B.V.
5.300%, 10/28/15		95,000	101,914
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16		50,000	51,818
PepsiCo, Inc.
0.700%, 2/26/16		250,000	250,097
5.000%, 6/1/18		100,000	112,349
7.900%, 11/1/18		144,000	180,335

			2,325,862

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17		92,000	103,251
CVS Caremark Corp.
5.750%, 6/1/17		122,000	138,233
Kroger Co.
6.150%, 1/15/20		150,000	175,162
Safeway, Inc.
5.000%, 8/15/19		30,000	30,713
3.950%, 8/15/20		100,000	101,500
SUPERVALU, Inc.
8.000%, 5/1/16		3,300,000	3,638,250
US Foods, Inc.
8.500%, 6/30/19		1,000,000	1,078,125
Walgreen Co.
3.100%, 9/15/22		150,000	143,798
Wal-Mart Stores, Inc.
5.375%, 4/5/17		200,000	225,281
1.125%, 4/11/18		200,000	196,409
3.625%, 7/8/20		100,000	105,229
3.250%, 10/25/20		100,000	103,187

			6,039,138

Food Products (0.4%)
Boparan Finance plc
9.875%, 4/30/18§	GBP	1,000,000	1,796,354
Bunge Ltd. Finance Corp.
4.100%, 3/15/16		$150,000	158,430
ConAgra Foods, Inc.
3.250%, 9/15/22		100,000	96,594
General Mills, Inc.
5.650%, 2/15/19		100,000	115,384
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§		800,000	874,658
7.250%, 6/1/21§		1,200,000	1,262,250
Kellogg Co.
3.250%, 5/21/18		200,000	208,801
Kraft Foods Group, Inc.
5.375%, 2/10/20		104,000	118,937
Mondelez International, Inc.
4.125%, 2/9/16		500,000	528,771
5.375%, 2/10/20		96,000	108,809
Tyson Foods, Inc.
4.500%, 6/15/22		100,000	104,250
Unilever Capital Corp.
2.750%, 2/10/16		100,000	104,012

			5,477,250

Household Products (0.3%)
Clorox Co.
3.050%, 9/15/22		150,000	144,103
Colgate-Palmolive Co.
1.500%, 11/1/18		150,000	147,539
Kimberly-Clark Corp.
6.125%, 8/1/17		50,000	57,733
3.625%, 8/1/20		50,000	52,782
Procter & Gamble Co.
4.700%, 2/15/19		350,000	393,572
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19		1,200,000	1,320,000
9.875%, 8/15/19		800,000	894,000
5.750%, 10/15/20		900,000	949,500
8.250%, 2/15/21		400,000	437,040

			4,396,269

Personal Products (0.0%)
Avon Products, Inc.
4.600%, 3/15/20		100,000	101,797

Tobacco (0.2%)
Alliance One International, Inc.
9.875%, 7/15/21		2,000,000	2,055,000
Altria Group, Inc.
9.700%, 11/10/18		26,000	34,201
9.250%, 8/6/19		45,000	59,172
2.850%, 8/9/22		200,000	187,339
4.000%, 1/31/24		100,000	99,681
Lorillard Tobacco Co.
3.500%, 8/4/16		250,000	263,690
Philip Morris International, Inc.
5.650%, 5/16/18		63,000	72,432
2.500%, 8/22/22		100,000	93,595
3.600%, 11/15/23		50,000	49,748
Reynolds American, Inc.
3.250%, 11/1/22		100,000	94,592

			3,009,450

Total Consumer Staples			21,349,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (4.5%)
Energy Equipment & Services (0.4%)
CHC Helicopter S.A.
9.250%, 10/15/20	$1,350,000	$1,466,505
Ensco plc
3.250%, 3/15/16	100,000	104,380
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	613,000	639,819
Halliburton Co.
2.000%, 8/1/18	100,000	100,158
3.250%, 11/15/21	100,000	102,314
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	327,397
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	141,815
Ocean Rig UDW, Inc.
7.250%, 4/1/19(b)§	1,500,000	1,498,125
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	78,025
Transocean, Inc.
4.950%, 11/15/15	150,000	159,935
6.375%, 12/15/21	150,000	168,957
Weatherford International Ltd.
5.500%, 2/15/16	75,000	81,563
9.625%, 3/1/19	100,000	129,557

		4,998,550

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	200,333
Antero Resources Finance Corp.
7.250%, 8/1/19	649,000	692,808
5.375%, 11/1/21§	1,100,000	1,113,750
Apache Corp.
5.625%, 1/15/17	150,000	168,260
Bill Barrett Corp.
7.000%, 10/15/22	500,000	526,250
BP Capital Markets plc
3.125%, 10/1/15	200,000	207,769
3.200%, 3/11/16	100,000	104,628
1.375%, 5/10/18	250,000	244,350
4.500%, 10/1/20	300,000	328,226
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	112,261
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	102,968
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,237,600
5.750%, 12/2/17	2,000,000	2,043,438
7.250%, 12/15/18	6,000,000	6,960,000
6.875%, 11/15/20	300,000	339,000
5.750%, 3/15/23	4,300,000	4,558,000
Chevron Corp.
0.889%, 6/24/16	350,000	352,046
2.355%, 12/5/22	150,000	140,803
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	180,780
ConocoPhillips Co.
2.400%, 12/15/22	150,000	141,167
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,522,500
Continental Resources, Inc.
4.500%, 4/15/23	100,000	103,567
Devon Energy Corp.
4.000%, 7/15/21	100,000	104,473
Drillships Financing Holding, Inc.
0.000%, 3/31/21	3,000,000	3,057,501
Ecopetrol S.A.
7.625%, 7/23/19	50,000	59,765
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,797,750
Enbridge, Inc.
5.600%, 4/1/17	250,000	278,522
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	157,810
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,087,500
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	520,621
3.350%, 3/15/23	150,000	146,224
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,328
4.100%, 2/1/21	100,000	107,225
EQT Corp.
4.875%, 11/15/21	50,000	52,988
Exxon Mobil Corp.
3.176%, 3/15/24	150,000	149,694
Fieldwood Energy LLC, Term Loan
8.375%, 9/30/20	2,500,000	2,595,983
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	2,145,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	50,638
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	381,980
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,300,000	2,268,375
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,840,250
Marathon Oil Corp.
2.800%, 11/1/22	100,000	94,060
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	55,786
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20	1,000,000	1,107,500
Murphy Oil Corp.
3.700%, 12/1/22	100,000	97,001
Noble Energy, Inc.
4.150%, 12/15/21	150,000	158,395
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	152,741
4.625%, 3/1/21	50,000	52,734
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	106,876
2.700%, 2/15/23	200,000	189,016
ONEOK Partners LP
8.625%, 3/1/19	100,000	125,761
Peabody Energy Corp.
6.250%, 11/15/21	2,000,000	2,000,000
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	248,555
6.250%, 3/17/24	150,000	154,575
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	227,120
5.750%, 1/20/20	265,000	277,206
5.375%, 1/27/21	150,000	150,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Petroleos Mexicanos
3.500%, 7/18/18	$200,000	$206,960
4.875%, 1/24/22	250,000	261,129
Phillips 66
2.950%, 5/1/17	250,000	261,041
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	46,791
3.850%, 10/15/23	100,000	99,744
Plains Exploration & Production Co.
6.125%, 6/15/19	150,000	164,786
6.625%, 5/1/21	100,000	109,274
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%, 3/1/22	200,000	207,500
Samson Investment Co.
10.750%, 2/15/20§	2,600,000	2,834,000
Sanchez Energy Corp.
7.750%, 6/15/21§	2,800,000	2,983,750
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	810,900
Southwestern Energy Co.
4.100%, 3/15/22	100,000	102,478
Statoil ASA
3.125%, 8/17/17	250,000	263,743
5.250%, 4/15/19	25,000	28,449
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	190,248
Total Capital International S.A.
1.000%, 8/12/16	150,000	150,750
2.700%, 1/25/23	200,000	189,634
Total Capital S.A.
3.000%, 6/24/15	100,000	103,019
3.125%, 10/2/15	100,000	103,750
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	143,111
3.800%, 10/1/20	100,000	104,997
Valero Energy Corp.
6.125%, 2/1/20	150,000	174,300
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	1,728,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	110,464
Williams Partners LP
5.250%, 3/15/20	100,000	109,937
4.125%, 11/15/20	100,000	103,597

		55,990,359

Total Energy		60,988,909

Financials (4.4%)
Banks (0.9%)
Bank of Montreal
1.300%, 7/15/16	250,000	252,077
2.500%, 1/11/17	150,000	154,985
2.375%, 1/25/19	50,000	50,241
Bank of Nova Scotia
2.900%, 3/29/16	100,000	104,094
1.375%, 7/15/16	200,000	202,000
Barclays Bank plc
2.500%, 2/20/19	200,000	200,868
5.140%, 10/14/20	100,000	106,037
BB&T Corp.
3.200%, 3/15/16	200,000	208,826
2.050%, 6/19/18	200,000	200,435
BNP Paribas S.A.
3.600%, 2/23/16	400,000	419,819
2.700%, 8/20/18	100,000	101,957
3.250%, 3/3/23	100,000	97,360
Citigroup, Inc.
4.587%, 12/15/15	150,000	159,127
5.850%, 8/2/16	58,000	64,110
4.450%, 1/10/17	300,000	323,850
6.125%, 11/21/17	250,000	286,172
1.750%, 5/1/18	250,000	245,676
8.500%, 5/22/19	250,000	318,033
3.875%, 10/25/23	150,000	148,932
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	264,875
2.250%, 1/14/19	250,000	249,554
4.500%, 1/11/21	75,000	81,474
3.875%, 2/8/22	75,000	77,692
Fifth Third Bancorp
3.625%, 1/25/16	200,000	209,814
2.300%, 3/1/19	125,000	123,774
HSBC Holdings plc
5.100%, 4/5/21	100,000	111,277
4.000%, 3/30/22	100,000	103,293
4.250%, 3/14/24	200,000	200,172
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	206,902
KeyCorp
5.100%, 3/24/21	50,000	55,866
KfW
4.375%, 7/21/15	478,000	500,651
0.500%, 9/30/15	250,000	249,523
0.500%, 4/19/16	500,000	495,427
0.625%, 12/15/16	250,000	247,983
1.000%, 6/11/18	250,000	243,303
4.875%, 6/17/19	250,000	283,260
2.750%, 9/8/20	150,000	153,116
2.625%, 1/25/22	300,000	299,198
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	102,979
5.125%, 2/1/17	123,000	137,075
Lloyds Bank plc
6.375%, 1/21/21	100,000	119,616
National Australia Bank Ltd./New York
1.600%, 8/7/15	100,000	101,353
1.300%, 7/25/16	250,000	251,821
PNC Funding Corp.
5.250%, 11/15/15	57,000	60,876
5.125%, 2/8/20	100,000	112,587
Royal Bank of Canada
2.625%, 12/15/15	250,000	258,041
2.200%, 7/27/18	250,000	251,532
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	99,787
6.400%, 10/21/19	100,000	114,937
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	113,040
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16	250,000	250,267
2.450%, 1/10/19	250,000	252,174
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	50,000	52,558
3.500%, 1/20/17	50,000	52,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.350%, 11/1/18	$150,000	$149,995
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,720
1.400%, 4/30/18	250,000	244,943
U.S. Bancorp/Minnesota
2.200%, 11/15/16	250,000	258,270
2.950%, 7/15/22	150,000	143,985
Wachovia Corp.
5.750%, 6/15/17	100,000	113,916
Wells Fargo & Co.
3.676%, 6/15/16(e)	300,000	318,539
2.625%, 12/15/16	250,000	260,762
5.625%, 12/11/17	250,000	284,586
2.150%, 1/15/19	150,000	149,630
3.500%, 3/8/22	100,000	101,914
3.450%, 2/13/23	100,000	96,786
4.125%, 8/15/23	100,000	100,989
Westpac Banking Corp.
3.000%, 8/4/15	150,000	154,700
2.000%, 8/14/17	200,000	202,909
2.250%, 7/30/18	250,000	251,180

		13,017,856

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	113,714
Bank of New York Mellon Corp.
0.700%, 10/23/15	350,000	350,916
4.150%, 2/1/21	100,000	107,983
3.550%, 9/23/21	100,000	103,607
Charles Schwab Corp.
3.225%, 9/1/22	100,000	99,047
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	111,840
4.375%, 8/5/20	250,000	269,817
Deutsche Bank AG/London
3.250%, 1/11/16	100,000	104,145
1.400%, 2/13/17	150,000	149,854
6.000%, 9/1/17	150,000	171,195
2.500%, 2/13/19	150,000	150,010
E*TRADE Financial Corp.
6.000%, 11/15/17	1,300,000	1,363,700
Goldman Sachs Group, Inc.
1.600%, 11/23/15	250,000	252,544
5.350%, 1/15/16	83,000	89,319
3.625%, 2/7/16	85,000	89,019
5.750%, 10/1/16	130,000	144,132
5.625%, 1/15/17	215,000	238,527
6.150%, 4/1/18	600,000	685,420
2.900%, 7/19/18	150,000	152,770
5.750%, 1/24/22	250,000	283,415
3.625%, 1/22/23	150,000	147,626
Jefferies Group LLC
8.500%, 7/15/19	75,000	91,795
Morgan Stanley
6.000%, 4/28/15	250,000	263,953
3.800%, 4/29/16	100,000	105,402
5.450%, 1/9/17	251,000	278,133
6.625%, 4/1/18	250,000	291,313
7.300%, 5/13/19	200,000	242,290
5.750%, 1/25/21	250,000	285,703
4.875%, 11/1/22	100,000	105,389
3.750%, 2/25/23	100,000	99,288
4.100%, 5/22/23	100,000	98,843
Nomura Holdings, Inc.
4.125%, 1/19/16	150,000	157,763
State Street Corp.
2.875%, 3/7/16	50,000	52,070
4.375%, 3/7/21	150,000	165,626
UBS AG/Connecticut
5.875%, 7/15/16	100,000	110,251
4.875%, 8/4/20	250,000	274,683

		7,801,102

Consumer Finance (0.3%)
American Express Co.
1.550%, 5/22/18	150,000	146,846
2.650%, 12/2/22	212,000	202,049
American Express Credit Corp.
1.750%, 6/12/15	250,000	253,527
2.750%, 9/15/15	300,000	309,172
American Honda Finance Corp.
1.125%, 10/7/16	250,000	251,079
Capital One Financial Corp.
4.750%, 7/15/21	100,000	109,105
3.500%, 6/15/23	200,000	197,268
Caterpillar Financial Services Corp.
1.350%, 9/6/16	150,000	151,477
7.150%, 2/15/19	135,000	164,852
Discover Financial Services
3.850%, 11/21/22	100,000	98,380
Ford Motor Credit Co. LLC
1.700%, 5/9/16	250,000	252,665
4.250%, 2/3/17	250,000	268,260
3.000%, 6/12/17	200,000	207,282
5.875%, 8/2/21	200,000	229,791
HSBC Finance Corp.
6.676%, 1/15/21	250,000	292,357
John Deere Capital Corp.
0.750%, 1/22/16	250,000	250,299
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	207,570
0.800%, 5/17/16	350,000	350,193
2.050%, 1/12/17	250,000	256,627

		4,198,799

Diversified Financial Services (2.0%)
Bank of America Corp.
4.750%, 8/1/15	75,000	78,826
5.250%, 12/1/15	476,000	505,952
3.750%, 7/12/16	150,000	158,638
6.500%, 8/1/16	250,000	279,858
5.625%, 10/14/16	75,000	82,883
6.400%, 8/28/17	150,000	172,142
5.650%, 5/1/18	550,000	622,440
2.600%, 1/15/19	250,000	250,628
7.625%, 6/1/19	250,000	307,164
5.700%, 1/24/22	100,000	114,349
3.300%, 1/11/23	150,000	144,288
Bank of America N.A.
5.300%, 3/15/17	106,000	116,500
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	178,713
Boeing Capital Corp.
4.700%, 10/27/19	100,000	111,862
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	163,434
General Electric Capital Corp.
2.250%, 11/9/15	500,000	512,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 7/12/16	$250,000	$253,049
5.400%, 2/15/17	72,000	80,253
5.625%, 9/15/17	391,000	443,056
4.625%, 1/7/21	350,000	384,825
3.150%, 9/7/22	100,000	98,230
3.100%, 1/9/23	150,000	146,060
6.375%, 11/15/67(l)	100,000	109,500
ING US, Inc.
2.900%, 2/15/18	100,000	102,582
IntercontinentalExchange Group, Inc.
4.000%, 10/15/23	100,000	103,516
JPMorgan Chase & Co.
5.150%, 10/1/15	393,000	416,453
1.350%, 2/15/17	200,000	199,802
6.000%, 1/15/18	250,000	287,157
1.625%, 5/15/18	250,000	245,876
4.250%, 10/15/20	200,000	214,639
4.500%, 1/24/22	250,000	269,285
3.250%, 9/23/22	100,000	98,497
3.200%, 1/25/23	150,000	145,433
7.900%, 12/31/49(l)	9,468,000	10,710,675
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	519,682
Leucadia National Corp.
5.500%, 10/18/23	100,000	103,625
Moody’s Corp.
4.500%, 9/1/22	50,000	51,677
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	104,431
5.450%, 4/10/17	82,000	92,155
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19	3,000,000	3,315,000
Nuveen Investments, Inc.
9.500%, 10/15/20§	2,700,000	2,875,500
ORIX Corp.
5.000%, 1/12/16	25,000	26,723
3.750%, 3/9/17	150,000	158,905
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	333,000
Shell International Finance B.V.
2.375%, 8/21/22	250,000	235,573
3.400%, 8/12/23	100,000	100,263
Stena International S.A.
5.750%, 3/1/24(b)§	800,000	794,000

		26,819,895

Insurance (0.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	250,000	257,268
Aflac, Inc.
2.650%, 2/15/17	150,000	156,036
Allstate Corp.
3.150%, 6/15/23	100,000	98,292
American International Group, Inc.
5.600%, 10/18/16	80,000	88,089
5.850%, 1/16/18	206,000	234,961
8.250%, 8/15/18	150,000	187,504
3.375%, 8/15/20	150,000	153,401
Aon Corp.
3.125%, 5/27/16	100,000	104,126
5.000%, 9/30/20	50,000	55,483
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,777
1.600%, 5/15/17	250,000	252,747
4.250%, 1/15/21	100,000	109,544
Chubb Corp.
6.375%, 3/29/67(l)	50,000	55,500
CNA Financial Corp.
5.875%, 8/15/20	100,000	115,163
Genworth Holdings, Inc.
7.625%, 9/24/21	100,000	122,675
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	169,599
Lincoln National Corp.
8.750%, 7/1/19	100,000	129,443
4.850%, 6/24/21	50,000	54,998
Manulife Financial Corp.
3.400%, 9/17/15	150,000	155,345
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,549
4.800%, 7/15/21	150,000	164,321
MetLife, Inc.
6.750%, 6/1/16	225,000	252,287
4.750%, 2/8/21	100,000	111,706
Progressive Corp.
3.750%, 8/23/21	50,000	52,475
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	264,460
7.375%, 6/15/19	200,000	245,964
5.875%, 9/15/42(l)	150,000	156,938
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	105,848
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	74,245

		4,124,744

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	80,893
3.500%, 1/31/23	150,000	142,046
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, 2/6/17(b)§	150,000	149,282
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	94,857
Boston Properties LP
5.000%, 6/1/15	60,000	62,900
5.625%, 11/15/20	70,000	79,687
3.850%, 2/1/23	100,000	100,729
Duke Realty LP
5.950%, 2/15/17	250,000	278,647
ERP Operating LP
4.625%, 12/15/21	150,000	162,243
HCP, Inc.
6.000%, 1/30/17	45,000	50,516
5.375%, 2/1/21	150,000	168,281
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,422
4.700%, 9/15/17	100,000	109,303
Hospitality Properties Trust
6.300%, 6/15/16	55,000	59,165
Liberty Property LP
4.125%, 6/15/22	100,000	101,358
Prologis LP
6.625%, 5/15/18	89,000	103,094
3.350%, 2/1/21	100,000	99,181
Realty Income Corp.
3.250%, 10/15/22	150,000	142,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Simon Property Group LP
6.100%, 5/1/16	$160,000	$174,971
5.650%, 2/1/20	300,000	347,578
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	103,611

		2,663,387

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	1,092,500

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	103,029

Total Financials		59,821,312

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	359,074
3.450%, 10/1/20	150,000	154,259
Celgene Corp.
2.300%, 8/15/18	100,000	100,048
3.950%, 10/15/20	100,000	104,448
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	108,555

		826,384

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	92,825
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,687
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	214,586
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,545
2.750%, 4/1/23	100,000	95,318

		609,961

Health Care Providers & Services (1.4%)
Aetna, Inc.
2.750%, 11/15/22	150,000	141,807
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	48,525
CHS/Community Health Systems, Inc.
5.125%, 8/1/21(b)§	300,000	308,250
6.875%, 2/1/22(b)§	800,000	839,000
Cigna Corp.
4.500%, 3/15/21	150,000	161,983
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	156,455
4.750%, 11/15/21	150,000	162,764
HCA, Inc.
6.500%, 2/15/20	2,300,000	2,570,250
7.500%, 2/15/22	3,200,000	3,656,000
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	149,646
McKesson Corp.
3.250%, 3/1/16	250,000	260,815
3.796%, 3/15/24	100,000	99,884
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	104,787
MPH Acquisition Holdings LLC
6.625%, 4/1/22(b)§	500,000	511,250
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	155,931
Tenet Healthcare Corp.
9.250%, 2/1/15	4,800,000	5,082,240
8.000%, 8/1/20	553,000	604,871
8.125%, 4/1/22	2,800,000	3,136,840
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	345,751
WellPoint, Inc.
5.250%, 1/15/16	150,000	161,382
3.125%, 5/15/22	150,000	143,877

		18,802,308

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	97,165
Life Technologies Corp.
5.000%, 1/15/21	100,000	110,625
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	104,306
3.600%, 8/15/21	50,000	51,024

		363,120

Pharmaceuticals (0.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	148,634
2.900%, 11/6/22	200,000	191,870
Actavis, Inc.
3.250%, 10/1/22	150,000	144,070
AstraZeneca plc
5.900%, 9/15/17	63,000	72,315
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	90,775
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,374
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	212,441
2.800%, 3/18/23	100,000	95,519
Johnson & Johnson
3.375%, 12/5/23	100,000	102,529
Merck & Co., Inc.
1.300%, 5/18/18	250,000	245,062
2.400%, 9/15/22	150,000	140,410
Mylan, Inc.
1.800%, 6/24/16	200,000	202,433
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	283,700
Pfizer, Inc.
4.650%, 3/1/18	50,000	55,568
6.200%, 3/15/19	100,000	118,512
Sanofi S.A.
1.250%, 4/10/18	250,000	244,208
4.000%, 3/29/21	75,000	80,510
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	185,811
Zoetis, Inc.
3.250%, 2/1/23	150,000	144,978

		2,809,719

Total Health Care		23,411,492

Industrials (1.1%)
Aerospace & Defense (0.1%)
Embraer S.A.
5.150%, 6/15/22	75,000	77,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
General Dynamics Corp.
3.875%, 7/15/21	$100,000	$105,809
Honeywell International, Inc.
5.400%, 3/15/16	94,000	102,461
5.300%, 3/1/18	85,000	96,327
L-3 Communications Corp.
3.950%, 11/15/16	250,000	265,431
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	161,580
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	101,595
Precision Castparts Corp.
2.500%, 1/15/23	75,000	69,874
Raytheon Co.
6.400%, 12/15/18	50,000	58,520
Textron, Inc.
4.300%, 3/1/24	100,000	101,726
United Technologies Corp.
4.875%, 5/1/15	93,000	97,458
6.125%, 2/1/19	233,000	275,073
3.100%, 6/1/22	50,000	49,799

		1,562,863

Air Freight & Logistics (0.2%)
CEVA Group plc
4.000%, 5/1/18§	2,100,000	1,968,750
FedEx Corp.
2.625%, 8/1/22	50,000	46,603
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	68,383
3.125%, 1/15/21	200,000	205,834

		2,289,570

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23§	194,080	208,151
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,440

		263,591

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	99,415
Republic Services, Inc.
5.250%, 11/15/21	100,000	111,243
Waste Management, Inc.
7.375%, 3/11/19	152,000	184,250

		394,908

Construction & Engineering (0.2%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	145,671
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,800,000
URS Corp.
3.850%, 4/1/17	150,000	155,609

		2,101,280

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	142,217
Emerson Electric Co.
2.625%, 2/15/23	150,000	143,486
Roper Industries, Inc.
3.125%, 11/15/22	100,000	94,394

		380,097

Industrial Conglomerates (0.1%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,686
3.900%, 6/23/21	50,000	52,783
General Electric Co.
2.700%, 10/9/22	250,000	242,383
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	102,688
Pentair Finance S.A.
3.150%, 9/15/22	150,000	142,663
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	115,294

		707,497

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	95,178
Deere & Co.
4.375%, 10/16/19	150,000	164,612
2.600%, 6/8/22	100,000	95,628
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,222,500
Flowserve Corp.
4.000%, 11/15/23	100,000	99,430
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,123,430
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	95,273

		3,896,051

Marine (0.0%)
Stena AB
7.000%, 2/1/24(b)§	300,000	304,500

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	131,107
3.750%, 4/1/24	25,000	25,093
Canadian National Railway Co.
5.550%, 5/15/18	48,000	54,603
CSX Corp.
7.375%, 2/1/19	100,000	121,727
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	46,210
Ryder System, Inc.
3.500%, 6/1/17	100,000	105,335
Union Pacific Corp.
5.700%, 8/15/18	100,000	114,840

		598,915

Trading Companies & Distributors (0.1%)
GATX Corp.
2.375%, 7/30/18	150,000	149,471
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,170,300
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	557,500

		1,877,271

Total Industrials		14,376,543

Information Technology (2.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	132,262
4.450%, 1/15/20	250,000	274,209
3.625%, 3/4/24	150,000	151,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Juniper Networks, Inc.
4.600%, 3/15/21		$50,000	$51,951

			609,778

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp.
2.550%, 1/30/19		100,000	99,741
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		54,000	56,430
8.500%, 4/1/19		2,500,000	2,731,250
CommScope, Inc.
8.250%, 1/15/19§		147,000	159,127

			3,046,548

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20		50,000	51,095
2.600%, 7/15/22		100,000	94,823
Google, Inc.
2.125%, 5/19/16		100,000	103,347

			249,265

IT Services (1.2%)
Ceridian Corp.
11.250%, 11/15/15		1,000,000	1,008,750
Computer Sciences Corp.
4.450%, 9/15/22		100,000	102,364
Fidelity National Information Services, Inc.
3.500%, 4/15/23		100,000	94,546
First Data Corp.
8.250%, 1/15/21§		4,009,000	4,349,765
12.625%, 1/15/21		4,100,000	4,877,770
10.000%, 1/15/22 PIK§		2,014,000	2,197,677
Fiserv, Inc.
6.800%, 11/20/17		100,000	114,672
4.750%, 6/15/21		100,000	106,433
International Business Machines Corp.
5.700%, 9/14/17		350,000	400,251
1.950%, 2/12/19		200,000	198,963
3.375%, 8/1/23		150,000	149,549
SRA International, Inc.
6.500%, 7/20/18		1,225,714	1,228,012
11.000%, 10/1/19		500,000	526,250
Western Union Co.
5.930%, 10/1/16		150,000	166,084
Xerox Corp.
4.500%, 5/15/21		150,000	157,973

			15,679,059

Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	106,541
Freescale Semiconductor, Inc.
10.750%, 8/1/20		3,852,000	4,458,690
5.000%, 5/15/21§		5,000,000	5,093,750
Intel Corp.
3.300%, 10/1/21		100,000	101,931
2.700%, 12/15/22		150,000	143,460

			9,904,372

Software (0.2%)
Autodesk, Inc.
1.950%, 12/15/17		50,000	50,320
BMC Software Finance, Inc.
8.125%, 7/15/21§		1,300,000	1,368,250
CA, Inc.
2.875%, 8/15/18		200,000	203,471
Infor US, Inc.
9.375%, 4/1/19		400,000	451,000
Microsoft Corp.
1.625%, 9/25/15		100,000	101,793
1.000%, 5/1/18		200,000	195,838
4.000%, 2/8/21		150,000	162,780
Oracle Corp.
5.750%, 4/15/18		250,000	289,006
2.375%, 1/15/19		150,000	152,077
2.500%, 10/15/22		200,000	188,514

			3,163,049

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
1.000%, 5/3/18		500,000	485,813
EMC Corp.
1.875%, 6/1/18		250,000	249,662
Hewlett-Packard Co.
3.300%, 12/9/16		300,000	315,644
5.500%, 3/1/18		156,000	175,971
2.750%, 1/14/19		150,000	151,075
NetApp, Inc.
2.000%, 12/15/17		150,000	151,766
Seagate HDD Cayman
4.750%, 6/1/23§		75,000	74,063

			1,603,994

Total Information Technology			34,256,065

Materials (1.1%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22		50,000	47,558
Dow Chemical Co.
8.550%, 5/15/19		150,000	192,151
3.000%, 11/15/22		150,000	142,532
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	104,685
6.000%, 7/15/18		250,000	291,093
Eastman Chemical Co.
3.600%, 8/15/22		100,000	99,134
Ecolab, Inc.
3.000%, 12/8/16		250,000	262,610
INEOS Group Holdings S.A.
5.875%, 2/15/19(b)§		300,000	306,000
Lubrizol Corp.
8.875%, 2/1/19		55,000	70,716
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	231,792
Orion Engineered Carbons Bondco GmbH
10.000%, 6/15/18§	EUR	1,350,000	2,024,980
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		$200,000	210,543

			3,983,794

Construction Materials (0.3%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	3,270,000
7.250%, 1/15/21§		1,000,000	1,090,000
CRH America, Inc.
6.000%, 9/30/16		83,000	92,572

			4,452,572

Metals & Mining (0.5%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	109,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 4/15/21	$150,000	$155,156
Allegheny Technologies, Inc.
5.950%, 1/15/21	100,000	105,743
AngloGold Ashanti Holdings plc
8.500%, 7/30/20	800,000	880,000
Barrick Gold Corp.
3.850%, 4/1/22	100,000	95,186
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	53,942
6.500%, 4/1/19	160,000	192,199
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	200,000	201,877
First Quantum Minerals Ltd.
6.750%, 2/15/20(b)§	1,035,000	1,041,469
7.000%, 2/15/21(b)§	1,035,000	1,053,112
FMG Resources Pty Ltd.
6.875%, 2/1/18§	1,000,000	1,055,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	100,000	101,462
3.100%, 3/15/20	200,000	195,366
Goldcorp, Inc.
2.125%, 3/15/18	100,000	98,430
Newmont Mining Corp.
3.500%, 3/15/22	100,000	90,737
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	129,865
Rio Tinto Finance USA plc
1.375%, 6/17/16	350,000	352,745
3.500%, 3/22/22	100,000	99,891
Teck Resources Ltd.
3.150%, 1/15/17	50,000	51,980
4.500%, 1/15/21	100,000	102,759
Vale Overseas Ltd.
6.250%, 1/11/16	150,000	162,560
4.375%, 1/11/22	150,000	149,366

		6,478,158

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19	40,000	52,274
7.500%, 8/15/21	50,000	62,511
4.750%, 2/15/22	150,000	162,130

		276,915

Total Materials		15,191,439

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.950%, 5/15/16	50,000	52,044
5.500%, 2/1/18	275,000	310,946
3.000%, 2/15/22	100,000	96,903
2.625%, 12/1/22	250,000	231,247
British Telecommunications plc
5.950%, 1/15/18	100,000	114,192
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,056,250
7.375%, 6/1/20	2,000,000	2,187,500
6.500%, 4/30/21	1,000,000	1,060,000
5.750%, 1/15/24	1,000,000	995,000
CenturyLink, Inc.
6.750%, 12/1/23(b)	400,000	425,000
Frontier Communications Corp.
8.500%, 4/15/20	700,000	815,500
Orange S.A.
2.125%, 9/16/15	100,000	101,524
Qwest Corp.
6.750%, 12/1/21	100,000	111,718
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	299,000	331,412
4.570%, 4/27/23	150,000	153,075
Verizon Communications, Inc.
4.900%, 9/15/15	82,000	87,075
2.500%, 9/15/16	500,000	516,942
2.450%, 11/1/22	200,000	181,338
5.150%, 9/15/23	3,900,000	4,267,302
Virgin Media Secured Finance plc
5.500%, 1/15/25(b)§	2,000,000	2,021,250

		15,116,218

Wireless Telecommunication Services (2.1%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	219,096
Cricket Communications, Inc.
7.750%, 10/15/20	2,500,000	2,862,500
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	118,762
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	4,274,200
7.000%, 8/15/20	1,000,000	1,090,000
11.500%, 11/15/21	2,500,000	3,287,500
Sprint Corp.
7.875%, 9/15/23§	4,700,000	5,170,000
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,375,000
6.731%, 4/28/22	5,000,000	5,375,000
Vodafone Group plc
5.450%, 6/10/19	200,000	228,586
2.950%, 2/19/23	150,000	139,923

		28,140,567

Total Telecommunication Services		43,256,785

Utilities (1.4%)
Electric Utilities (0.2%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	136,490
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	166,166
3.400%, 9/1/21	100,000	101,167
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	141,231
DTE Electric Co.
3.450%, 10/1/20	100,000	103,545
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	31,713
Duke Energy Corp.
2.100%, 6/15/18	250,000	249,523
5.050%, 9/15/19	165,000	183,371
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	105,255
Edison International
3.750%, 9/15/17	100,000	107,121
Entergy Corp.
4.700%, 1/15/17	200,000	213,547
5.125%, 9/15/20	50,000	53,815
Georgia Power Co.
3.000%, 4/15/16	250,000	261,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Hydro-Quebec
2.000%, 6/30/16	$150,000	$153,390
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	102,349
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	111,615
2.700%, 9/15/19	200,000	198,619
Northern States Power Co.
5.250%, 3/1/18	25,000	28,017
Ohio Power Co.
6.000%, 6/1/16	65,000	72,010
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	102,835
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	77,446
Progress Energy, Inc.
4.400%, 1/15/21	100,000	107,503
Southern California Edison Co.
3.875%, 6/1/21	50,000	52,975
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	116,509
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	114,880
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	49,745
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,898

		3,253,428

Gas Utilities (0.3%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	89,273
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	2,500,000	2,881,250
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 4/1/19(b)§	1,000,000	985,000

		3,955,523

Independent Power and Renewable Electricity Producers (0.8%)
Calpine Corp.
7.875%, 7/31/20§	640,000	700,800
7.500%, 2/15/21§	800,000	872,000
7.875%, 1/15/23§	800,000	896,000
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,807,740
InterGen N.V.
7.000%, 6/30/23§	5,000,000	5,250,000
PSEG Power LLC
5.500%, 12/1/15	325,000	349,929
Tennessee Valley Authority
5.500%, 7/18/17	500,000	569,593

		10,446,062

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
5.375%, 12/15/15	85,000	91,578
5.850%, 4/1/18	175,000	200,945
Consumers Energy Co.
2.850%, 5/15/22	50,000	48,979
3.375%, 8/15/23	100,000	100,533
Dominion Resources, Inc.
8.875%, 1/15/19	163,000	206,774
DTE Energy Co.
6.350%, 6/1/16	60,000	67,016
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	70,000	79,666
2.000%, 11/15/18§	60,000	59,210
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,074
6.125%, 3/1/22	100,000	116,145
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	154,139

		1,241,059

Total Utilities		18,896,072

Total Corporate Bonds		332,639,569

Government Securities (13.7%)
Foreign Governments (0.5%)
Export-Import Bank of Korea
4.000% 1/11/17	250,000	268,617
Federative Republic of Brazil
8.000% 1/15/18(b)	237,333	265,220
5.875% 1/15/19	355,000	399,890
Japan Finance Corp.
2.500% 1/21/16	100,000	103,254
2.500% 5/18/16	200,000	208,425
Korea Development Bank
3.250% 3/9/16	200,000	208,038
Province of New Brunswick
2.750% 6/15/18	50,000	51,460
Province of Nova Scotia
5.125% 1/26/17	50,000	55,456
Province of Ontario
4.750% 1/19/16	47,000	50,464
1.100% 10/25/17	500,000	493,768
2.000% 9/27/18	250,000	250,848
2.450% 6/29/22	150,000	143,881
Province of Quebec
4.600% 5/26/15	47,000	49,250
2.625% 2/13/23	200,000	188,933
Republic of Colombia
7.375% 3/18/19	250,000	301,965
Republic of Italy
4.750% 1/25/16	49,000	51,860
5.250% 9/20/16	250,000	269,989
6.875% 9/27/23	100,000	121,413
Republic of Peru
7.125% 3/30/19	260,000	314,040
Republic of Philippines
6.500% 1/20/20	250,000	296,562
Republic of Poland
5.000% 10/19/15	33,000	35,200
6.375% 7/15/19	150,000	176,393
5.000% 3/23/22	150,000	163,997
4.000% 1/22/24	100,000	100,455
Republic of South Africa
5.500% 3/9/20	150,000	162,375
Republic of Turkey
6.750% 4/3/18	250,000	276,250
7.500% 11/7/19	200,000	229,750
3.250% 3/23/23	250,000	218,437
Svensk Exportkredit AB
0.625% 5/31/16	250,000	249,875
United Mexican States
5.625% 1/15/17	250,000	278,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.125% 1/15/20	$300,000	$335,248

		6,319,606

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	100,000	100,486
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B (Zero Coupon), 2/15/20	50,000	40,788
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650% 3/1/22	140,000	168,374
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	163,890
5.877% 3/1/19	50,000	55,998

		529,536

Supranational (0.4%)
Asian Development Bank
1.750% 9/11/18	250,000	250,671
European Bank for Reconstruction & Development
1.625% 9/3/15	100,000	101,731
1.000% 6/15/18	250,000	244,122
1.625% 11/15/18	150,000	149,049
European Investment Bank
4.625% 10/20/15	665,000	707,487
0.625% 4/15/16	500,000	500,092
2.500% 5/16/16	100,000	103,870
1.750% 3/15/17	500,000	510,024
5.125% 5/30/17	250,000	280,696
1.000% 6/15/18	250,000	243,374
1.625% 12/18/18	150,000	148,358
4.000% 2/16/21	200,000	217,888
Inter-American Development Bank
1.375% 10/18/16	500,000	506,563
3.875% 2/14/20	150,000	163,659
International Bank for Reconstruction & Development
0.375% 11/16/15	150,000	149,821
2.125% 3/15/16	500,000	515,768
2.125% 2/13/23	200,000	192,188
International Finance Corp.
1.125% 11/23/16	250,000	251,737
0.875% 6/15/18	250,000	242,906

		5,480,004

U.S. Government Agencies (1.3%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	200,004
Federal Home Loan Bank
0.500% 11/20/15	1,500,000	1,504,202
5.250% 6/5/17	195,000	219,107
Federal Home Loan Mortgage Corp.
1.750% 9/10/15	4,000,000	4,084,982
0.850% 11/28/16	1,000,000	999,316
5.125% 11/17/17	1,390,000	1,580,791
4.875% 6/13/18	409,000	465,319
1.375% 5/1/20	700,000	667,205
2.375% 1/13/22	850,000	828,876
Federal National Mortgage Association
0.500% 5/27/15	1,000,000	1,003,968
4.375% 10/15/15	400,000	424,330
0.750% 11/14/16	1,000,000	998,922
0.750% 11/25/16	600,000	599,876
(Zero Coupon), 6/1/17	650,000	626,796
5.375% 6/12/17	1,371,000	1,556,095
0.875% 5/21/18	1,050,000	1,023,117

		16,782,906

U.S. Treasuries (11.5%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	620,717
8.125% 8/15/19	1,204,000	1,594,924
8.500% 2/15/20	592,000	807,941
U.S. Treasury Notes
0.375% 4/15/15	1,600,000	1,603,750
2.500% 4/30/15	4,000,000	4,100,723
0.250% 5/15/15	2,000,000	2,002,178
4.125% 5/15/15	312,000	325,808
1.875% 6/30/15	800,000	816,902
0.250% 7/15/15	3,000,000	3,002,695
1.750% 7/31/15	900,000	918,729
1.250% 8/31/15	2,400,000	2,435,613
1.250% 9/30/15	1,000,000	1,015,185
1.250% 10/31/15	2,400,000	2,437,113
0.375% 11/15/15	1,000,000	1,001,519
1.375% 11/30/15	2,000,000	2,035,488
2.125% 12/31/15	5,500,000	5,671,042
0.375% 1/15/16	2,500,000	2,501,270
2.000% 1/31/16	2,600,000	2,677,606
2.125% 2/29/16	2,800,000	2,892,394
0.250% 4/15/16	2,800,000	2,788,379
0.250% 5/15/16	2,600,000	2,586,416
5.125% 5/15/16	2,500,000	2,744,531
1.500% 6/30/16	3,500,000	3,573,281
3.250% 6/30/16	685,000	726,401
0.625% 8/15/16	1,000,000	1,000,342
4.875% 8/15/16	372,000	409,432
0.875% 9/15/16	1,500,000	1,508,379
0.625% 10/15/16	2,500,000	2,495,899
3.125% 10/31/16	465,000	493,822
3.250% 12/31/16	100,000	106,675
0.750% 1/15/17	550,000	549,184
0.875% 1/31/17	3,600,000	3,604,430
0.625% 2/15/17	2,000,000	1,987,266
3.000% 2/28/17	840,000	891,384
3.250% 3/31/17	3,050,000	3,261,892
0.875% 4/30/17	1,000,000	997,754
0.750% 6/30/17	1,000,000	990,654
2.500% 6/30/17	1,000,000	1,046,563
0.500% 7/31/17	1,700,000	1,667,411
4.750% 8/15/17	3,900,000	4,372,951
0.625% 9/30/17	700,000	686,991
1.875% 9/30/17	2,250,000	2,304,844
0.750% 10/31/17	3,000,000	2,951,514
4.250% 11/15/17	730,000	808,760
0.750% 12/31/17	4,000,000	3,922,070
2.750% 12/31/17	2,000,000	2,108,946
2.625% 1/31/18	1,000,000	1,049,668
0.750% 2/28/18	1,250,000	1,221,191
2.750% 2/28/18	2,100,000	2,213,798
2.875% 3/31/18	1,600,000	1,694,375
0.625% 4/30/18	2,000,000	1,937,305
2.625% 4/30/18	1,800,000	1,887,890
1.375% 7/31/18	1,250,000	1,242,578
1.375% 9/30/18	1,500,000	1,486,553
1.250% 10/31/18	3,800,000	3,739,289
1.250% 11/30/18	1,600,000	1,572,016
1.500% 12/31/18	3,290,000	3,265,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 1/31/19	$4,250,000	$4,163,672
1.375% 2/28/19	1,200,000	1,180,535
1.500% 2/28/19	2,500,000	2,475,049
1.250% 4/30/19	1,200,000	1,169,531
3.125% 5/15/19	900,000	960,021
3.375% 11/15/19	1,065,000	1,148,442
1.000% 11/30/19	1,100,000	1,042,508
3.625% 2/15/20	695,000	758,405
3.500% 5/15/20	3,950,000	4,279,231
1.375% 5/31/20	450,000	431,024
2.000% 7/31/20	500,000	496,040
2.625% 8/15/20	1,825,000	1,876,756
2.000% 9/30/20	500,000	494,082
2.625% 11/15/20	300,000	307,737
2.375% 12/31/20	800,000	806,242
3.625% 2/15/21	3,350,000	3,644,172
3.125% 5/15/21	3,000,000	3,159,873
2.125% 8/15/21	1,550,000	1,523,284
2.000% 11/15/21	3,000,000	2,910,938
2.000% 2/15/22	750,000	725,149
1.750% 5/15/22	1,500,000	1,415,435
2.000% 2/15/23	3,050,000	2,900,479
1.750% 5/15/23	3,700,000	3,427,667
2.500% 8/15/23	650,000	640,720
2.750% 11/15/23	1,650,000	1,657,460
2.750% 2/15/24	2,150,000	2,154,997

		156,107,141

Total Government Securities		185,219,193

Total Long-Term Debt Securities (38.7%) (Cost $495,489,555)		523,263,662

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%(b)*	200,000	2,000

Total Consumer Discretionary		2,000

Financials (0.7%)
Thrifts & Mortgage Finance (0.7%)
Fannie Mae
6.750%*	200,000	1,782,000
7.625%*	306,800	2,868,580
8.250%(l)*	149,600	1,567,808
Freddie Mac
8.375%(l)*	288,100	3,169,100

Total Financials		9,387,488

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%*	31	51,770
CEVA Holdings LLC
0.000%(b)*	1,408	1,759,963

Total Industrials		1,811,733

Total Preferred Stocks (0.8%) (Cost $25,570,719)		11,201,221

CONVERTIBLE PREFERRED STOCKS:
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%§	2,000	2,236,250
SandRidge Energy, Inc.
7.000%*	30,000	3,020,625

Total Energy		5,256,875

Financials (1.6%)
Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	8,211,000

Diversified Financial Services (0.7%)
Bank of America Corp.
7.250%*	8,210	9,393,964

Insurance (0.1%)
MetLife, Inc.
5.000%*	31,000	954,800

Real Estate Investment Trusts (REITs) (0.2%)
FelCor Lodging Trust, Inc.
1.950%	130,000	3,231,800

Total Financials		21,791,564

Utilities (0.1%)
Multi-Utilities (0.1%)
Dominion Resources, Inc.
6.000%*	12,500	722,125
6.125%	12,500	718,750

Total Utilities		1,440,875

Total Convertible Preferred Stocks (2.1%) (Cost $21,336,053)		28,489,314

COMMON STOCKS:
Consumer Discretionary (2.4%)
Auto Components (0.1%)
BorgWarner, Inc.	3,148	193,508
Delphi Automotive plc	3,851	261,329
Goodyear Tire & Rubber Co.	3,426	89,521
Johnson Controls, Inc.	9,170	433,924

		978,282

Automobiles (0.3%)
Ford Motor Co.	154,465	2,409,654
General Motors Co.	58,524	2,014,396
Harley-Davidson, Inc.	3,041	202,561

		4,626,611

Distributors (0.0%)
Genuine Parts Co.	2,121	184,209

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	61	42,929
H&R Block, Inc.	3,776	113,997

		156,926

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	6,052	229,129
Chipotle Mexican Grill, Inc.*	428	243,126
Darden Restaurants, Inc.	1,816	92,180
International Game Technology	3,423	48,127
Marriott International, Inc., Class A	3,054	171,085
McDonald’s Corp.	24,470	2,398,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Starbucks Corp.	10,439	$766,014
Starwood Hotels & Resorts Worldwide, Inc.	2,650	210,940
Wyndham Worldwide Corp.	1,770	129,617
Wynn Resorts Ltd.	1,118	248,364
Yum! Brands, Inc.	6,111	460,708

		4,998,084

Household Durables (0.1%)
D.R. Horton, Inc.	3,929	85,063
Garmin Ltd.	1,693	93,555
Harman International Industries, Inc.	937	99,697
Leggett & Platt, Inc.	1,903	62,114
Lennar Corp., Class A	2,428	96,197
Mohawk Industries, Inc.*	840	114,223
Newell Rubbermaid, Inc.	3,852	115,175
PulteGroup, Inc.	4,741	90,980
Whirlpool Corp.	1,070	159,922

		916,926

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	5,137	1,728,703
Expedia, Inc.	1,416	102,660
Netflix, Inc.*	826	290,777
priceline.com, Inc.*	720	858,161
TripAdvisor, Inc.*	1,533	138,874

		3,119,175

Leisure Products (0.0%)
Hasbro, Inc.	1,609	89,493
Mattel, Inc.	4,700	188,517

		278,010

Media (0.6%)
Cablevision Systems Corp. - New York Group, Class A	2,946	49,699
CBS Corp. (Non-Voting), Class B	7,621	470,978
Comcast Corp., Class A	35,997	1,800,570
Dex Media, Inc.*	23,148	212,962
DIRECTV*	6,543	500,016
Discovery Communications, Inc., Class A*	3,071	253,972
Gannett Co., Inc.	3,128	86,333
Interpublic Group of Cos., Inc.	5,856	100,372
News Corp., Class A*	6,851	117,974
Omnicom Group, Inc.	3,566	258,891
Scripps Networks Interactive, Inc., Class A	1,519	115,307
Time Warner Cable, Inc.	3,832	525,674
Time Warner, Inc.	12,328	805,388
Twenty-First Century Fox, Inc., Class A	26,803	856,892
Viacom, Inc., Class B	5,503	467,700
Walt Disney Co.	22,502	1,801,735

		8,424,463

Multiline Retail (0.2%)
Dollar General Corp.*	4,070	225,803
Dollar Tree, Inc.*	2,881	150,330
Family Dollar Stores, Inc.	1,313	76,167
Kohl’s Corp.	2,786	158,245
Macy’s, Inc.	5,089	301,727
Nordstrom, Inc.	1,968	122,902
Target Corp.	18,729	1,133,292

		2,168,466

Specialty Retail (0.4%)
AutoNation, Inc.*	865	46,044
AutoZone, Inc.*	465	249,752
Bed Bath & Beyond, Inc.*	2,939	202,203
Best Buy Co., Inc.	3,761	99,328
CarMax, Inc.*	3,092	144,706
GameStop Corp., Class A	1,589	65,308
Gap, Inc.	3,667	146,900
Home Depot, Inc.	19,448	1,538,920
L Brands, Inc.	3,373	191,485
Lowe’s Cos., Inc.	14,443	706,263
O’Reilly Automotive, Inc.*	1,469	217,985
PetSmart, Inc.	1,437	98,995
Ross Stores, Inc.	2,962	211,931
Staples, Inc.	8,985	101,890
Tiffany & Co.	1,520	130,948
TJX Cos., Inc.	9,822	595,704
Tractor Supply Co.	1,934	136,598
Urban Outfitters, Inc.*	1,512	55,143

		4,940,103

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,833	190,347
Fossil Group, Inc.*	664	77,429
Michael Kors Holdings Ltd.*	2,475	230,844
NIKE, Inc., Class B	10,277	759,059
PVH Corp.	1,125	140,366
Ralph Lauren Corp.	813	130,836
VF Corp.	4,865	301,046

		1,829,927

Total Consumer Discretionary		32,621,182

Consumer Staples (2.3%)
Beverages (1.0%)
Beam, Inc.	2,285	190,340
Brown-Forman Corp., Class B	2,239	200,816
Coca-Cola Co.	139,727	5,401,846
Coca-Cola Enterprises, Inc.	3,282	156,748
Constellation Brands, Inc., Class A*	2,312	196,451
Dr. Pepper Snapple Group, Inc.	2,724	148,349
Molson Coors Brewing Co., Class B	2,182	128,433
Monster Beverage Corp.*	1,873	130,080
PepsiCo, Inc.	84,025	7,016,087

		13,569,150

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	6,073	678,233
CVS Caremark Corp.	16,329	1,222,389
Kroger Co.	7,133	311,355
Safeway, Inc.	3,180	117,469
Sysco Corp.	8,078	291,858
Walgreen Co.	12,072	797,114
Wal-Mart Stores, Inc.	22,343	1,707,676
Whole Foods Market, Inc.	5,137	260,497

		5,386,591

Food Products (0.3%)
Archer-Daniels-Midland Co.	9,092	394,502
Campbell Soup Co.	2,460	110,405
ConAgra Foods, Inc.	5,814	180,408
General Mills, Inc.	8,625	446,947
Hershey Co.	2,072	216,317
Hormel Foods Corp.	1,858	91,544
J.M. Smucker Co.	1,430	139,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	3,545	$222,307
Keurig Green Mountain, Inc.	1,784	188,373
Kraft Foods Group, Inc.	8,235	461,984
McCormick & Co., Inc. (Non-Voting)	1,812	129,993
Mead Johnson Nutrition Co.	2,782	231,295
Mondelez International, Inc., Class A	23,491	811,614
Tyson Foods, Inc., Class A	3,712	163,365

		3,788,107

Household Products (0.3%)
Clorox Co.	1,794	157,890
Colgate-Palmolive Co.	12,056	782,072
Kimberly-Clark Corp.	5,239	577,600
Procter & Gamble Co.	37,445	3,018,067

		4,535,629

Personal Products (0.0%)
Avon Products, Inc.	6,017	88,089
Estee Lauder Cos., Inc., Class A	3,523	235,618

		323,707

Tobacco (0.3%)
Altria Group, Inc.	27,509	1,029,662
Lorillard, Inc.	5,002	270,508
Philip Morris International, Inc.	21,892	1,792,298
Reynolds American, Inc.	4,292	229,279

		3,321,747

Total Consumer Staples		30,924,931

Energy (6.8%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	54,838	3,565,567
Cameron International Corp.*	2,994	184,939
Diamond Offshore Drilling, Inc.	953	46,468
Ensco plc, Class A	3,228	170,374
FMC Technologies, Inc.*	3,257	170,308
Halliburton Co.	123,651	7,281,807
Helmerich & Payne, Inc.	1,485	159,727
Nabors Industries Ltd.	3,592	88,543
National Oilwell Varco, Inc.	5,918	460,835
Noble Corp. plc	3,512	114,983
Rowan Cos., plc, Class A*	1,728	58,199
Schlumberger Ltd.	18,054	1,760,265
Transocean Ltd.	54,698	2,261,215

		16,323,230

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	6,957	589,675
Apache Corp.	5,451	452,161
BP plc (ADR)	250,000	12,025,000
Cabot Oil & Gas Corp.	5,831	197,554
Canadian Oil Sands Ltd.	250,000	5,244,233
Chesapeake Energy Corp.	55,194	1,414,070
Chevron Corp.	72,665	8,640,595
ConocoPhillips Co.	16,933	1,191,237
CONSOL Energy, Inc.	3,165	126,442
Denbury Resources, Inc.	4,916	80,622
Devon Energy Corp.	5,289	353,993
EOG Resources, Inc.	3,772	739,953
EQT Corp.	2,084	202,086
Exxon Mobil Corp.	137,467	13,427,777
Hess Corp.	3,774	312,789
Kinder Morgan, Inc.	9,249	300,500
Marathon Oil Corp.	9,625	341,880
Marathon Petroleum Corp.	4,068	354,079
Murphy Oil Corp.	2,378	149,481
Newfield Exploration Co.*	1,897	59,490
Noble Energy, Inc.	4,970	353,069
Occidental Petroleum Corp.	10,976	1,045,903
ONEOK, Inc.	2,870	170,048
Peabody Energy Corp.	3,718	60,752
Phillips 66	8,115	625,342
Pioneer Natural Resources Co.	1,974	369,414
QEP Resources, Inc.	2,485	73,158
Range Resources Corp.	2,261	187,595
Royal Dutch Shell plc (ADR)	226,300	16,533,478
Southwestern Energy Co.*	4,874	224,253
Spectra Energy Corp.	59,255	2,188,880
Tesoro Corp.	1,827	92,428
Total S.A. (ADR)	35,000	2,296,000
Valero Energy Corp.	7,354	390,497
Williams Cos., Inc.	102,652	4,165,618

		74,980,052

Total Energy		91,303,282

Financials (5.5%)
Banks (1.9%)
Barclays plc	300,000	1,170,188
BB&T Corp.	9,817	394,349
Citigroup, Inc.	41,934	1,996,058
Comerica, Inc.	2,516	130,329
Fifth Third Bancorp	11,759	269,869
HSBC Holdings plc	500,000	5,062,570
Huntington Bancshares, Inc./Ohio	11,513	114,785
KeyCorp	12,260	174,582
M&T Bank Corp.	1,810	219,553
PNC Financial Services Group, Inc.	7,375	641,625
Regions Financial Corp.	19,604	217,800
SunTrust Banks, Inc.	7,388	293,969
U.S. Bancorp/Minnesota	25,170	1,078,786
Wells Fargo & Co.	286,503	14,250,659
Zions Bancorp	2,563	79,402

		26,094,524

Capital Markets (0.4%)
Ameriprise Financial, Inc.	2,636	290,144
Bank of New York Mellon Corp.	15,675	553,171
BlackRock, Inc.	1,735	545,623
Charles Schwab Corp.	16,140	441,106
E*TRADE Financial Corp.*	3,990	91,850
Franklin Resources, Inc.	5,576	302,108
Goldman Sachs Group, Inc.	5,815	952,788
Invesco Ltd.	5,982	221,334
Legg Mason, Inc.	1,438	70,519
Morgan Stanley	19,372	603,825
Northern Trust Corp.	3,074	201,531
State Street Corp.	5,961	414,588
T. Rowe Price Group, Inc.	3,619	298,025

		4,986,612

Consumer Finance (0.2%)
American Express Co.	12,620	1,136,179
Capital One Financial Corp.	7,911	610,413
Discover Financial Services	6,503	378,409
SLM Corp.	5,920	144,922

		2,269,923

Diversified Financial Services (2.0%)
Bank of America Corp.	595,947	10,250,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hathaway, Inc., Class B*	24,861	$3,106,879
CME Group, Inc./Illinois	4,358	322,536
IntercontinentalExchange Group, Inc.	1,588	314,154
JPMorgan Chase & Co.	202,296	12,281,390
Leucadia National Corp.	4,315	120,820
McGraw Hill Financial, Inc.	3,743	285,591
Moody’s Corp.	2,603	206,470
NASDAQ OMX Group, Inc.	1,614	59,621

		26,947,749

Insurance (0.6%)
ACE Ltd.	4,649	460,530
Aflac, Inc.	6,295	396,837
Allstate Corp.	6,174	349,325
American International Group, Inc.	20,219	1,011,152
Aon plc	4,158	350,436
Assurant, Inc.	984	63,921
Chubb Corp.	3,392	302,906
Cincinnati Financial Corp.	2,039	99,218
Genworth Holdings, Inc., Class A*	6,841	121,291
Hartford Financial Services Group, Inc.	6,178	217,898
Lincoln National Corp.	3,642	184,540
Loews Corp.	4,227	186,199
Marsh & McLennan Cos., Inc.	7,573	373,349
MetLife, Inc.	33,093	1,747,310
Principal Financial Group, Inc.	3,796	174,578
Progressive Corp.	7,549	182,837
Prudential Financial, Inc.	6,394	541,252
Torchmark Corp.	1,223	96,250
Travelers Cos., Inc.	4,866	414,097
Unum Group	3,592	126,833
XL Group plc	3,812	119,125

		7,519,884

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	5,455	446,601
Apartment Investment & Management Co. (REIT), Class A	2,022	61,105
AvalonBay Communities, Inc. (REIT)	1,682	220,880
Boston Properties, Inc. (REIT)	2,113	242,002
Crown Castle International Corp. (REIT)	4,613	340,347
Equity Residential (REIT)	4,637	268,900
General Growth Properties, Inc. (REIT)	7,200	158,400
HCP, Inc. (REIT)	6,314	244,920
Health Care REIT, Inc. (REIT)	4,005	238,698
Host Hotels & Resorts, Inc. (REIT)	10,455	211,609
Kimco Realty Corp. (REIT)	5,648	123,578
Macerich Co. (REIT)	1,935	120,609
Plum Creek Timber Co., Inc. (REIT)	2,435	102,367
Prologis, Inc. (REIT)	6,900	281,727
Public Storage (REIT)	1,997	336,475
Simon Property Group, Inc. (REIT)	4,340	711,760
Ventas, Inc. (REIT)	4,064	246,156
Vornado Realty Trust (REIT)	2,407	237,234
Westfield Retail Trust (REIT)	454,500	1,256,328
Weyerhaeuser Co. (REIT)	8,073	236,943

		6,086,639

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,867	106,072

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,600	64,878
People’s United Financial, Inc.	4,285	63,718

		128,596

Total Financials		74,139,999

Health Care (5.9%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	2,732	415,619
Amgen, Inc.	10,427	1,286,066
Biogen Idec, Inc.*	3,265	998,666
Celgene Corp.*	5,607	782,737
Gilead Sciences, Inc.*	21,243	1,505,279
Regeneron Pharmaceuticals, Inc.*	1,087	326,405
Vertex Pharmaceuticals, Inc.*	3,256	230,264

		5,545,036

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	21,310	820,648
Baxter International, Inc.	7,501	551,924
Becton, Dickinson and Co.	2,665	312,018
Boston Scientific Corp.*	18,287	247,240
C.R. Bard, Inc.	1,071	158,487
CareFusion Corp.*	2,878	115,753
Covidien plc	6,225	458,534
DENTSPLY International, Inc.	1,962	90,330
Edwards Lifesciences Corp.*	1,481	109,846
Intuitive Surgical, Inc.*	527	230,821
Medtronic, Inc.	13,821	850,544
St. Jude Medical, Inc.	3,919	256,263
Stryker Corp.	4,077	332,153
Varian Medical Systems, Inc.*	1,430	120,106
Zimmer Holdings, Inc.	2,338	221,128

		4,875,795

Health Care Providers & Services (0.3%)
Aetna, Inc.	5,009	375,525
AmerisourceBergen Corp.	3,164	207,527
Cardinal Health, Inc.	4,735	331,355
Cigna Corp.	3,778	316,332
DaVita HealthCare Partners, Inc.*	2,445	168,338
Express Scripts Holding Co.*	10,717	804,740
Humana, Inc.	2,127	239,755
Laboratory Corp. of America Holdings*	1,178	115,691
McKesson Corp.	3,178	561,139
Patterson Cos., Inc.	1,124	46,938
Quest Diagnostics, Inc.	2,000	115,840
Tenet Healthcare Corp.*	1,339	57,323
UnitedHealth Group, Inc.	13,661	1,120,065
WellPoint, Inc.	3,901	388,345

		4,848,913

Health Care Technology (0.0%)
Cerner Corp.*	4,085	229,781

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,605	257,511
PerkinElmer, Inc.	1,562	70,384
Thermo Fisher Scientific, Inc.	5,411	650,619
Waters Corp.*	1,174	127,273

		1,105,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.7%)
AbbVie, Inc.	21,938	$1,127,613
Actavis plc*	2,406	495,275
Allergan, Inc.	4,122	511,540
Bristol-Myers Squibb Co.	22,704	1,179,473
Eli Lilly and Co.	69,208	4,073,583
Forest Laboratories, Inc.*	3,293	303,845
Hospira, Inc.*	2,291	99,086
Johnson & Johnson	116,767	11,470,022
Merck & Co., Inc.	315,410	17,905,826
Mylan, Inc.*	5,136	250,791
Perrigo Co. plc	1,847	285,657
Pfizer, Inc.	363,149	11,664,346
Roche Holding AG	33,700	10,129,766
Sanofi S.A. (ADR)	75,000	3,921,000
Zoetis, Inc.	6,889	199,368

		63,617,191

Total Health Care		80,222,503

Industrials (3.9%)
Aerospace & Defense (1.1%)
Boeing Co.	9,445	1,185,253
General Dynamics Corp.	4,490	489,051
Honeywell International, Inc.	10,829	1,004,498
L-3 Communications Holdings, Inc.	1,186	140,126
Lockheed Martin Corp.	33,729	5,505,922
Northrop Grumman Corp.	2,993	369,276
Precision Castparts Corp.	2,006	507,037
Raytheon Co.	37,443	3,698,994
Rockwell Collins, Inc.	1,861	148,266
Textron, Inc.	3,901	153,270
United Technologies Corp.	11,628	1,358,615

		14,560,308

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,050	107,400
CEVA Holdings LLC(b)*	1,065	1,331,075
Expeditors International of Washington, Inc.	2,799	110,924
FedEx Corp.	3,837	508,633
United Parcel Service, Inc., Class B	9,814	955,687

		3,013,719

Airlines (0.1%)
Delta Air Lines, Inc.	11,730	406,444
Southwest Airlines Co.	9,695	228,899

		635,343

Building Products (0.0%)
Allegion plc	1,241	64,743
Masco Corp.	4,929	109,473

		174,216

Commercial Services & Supplies (0.6%)
ADT Corp.	2,532	75,833
Cintas Corp.	1,385	82,560
Iron Mountain, Inc.	2,349	64,762
Pitney Bowes, Inc.	2,805	72,902
Republic Services, Inc.	73,244	2,502,015
Stericycle, Inc.*	1,179	133,958
Tyco International Ltd.	6,357	269,537
Waste Management, Inc.	98,467	4,142,507

		7,344,074

Construction & Engineering (0.0%)
Fluor Corp.	2,214	172,094
Jacobs Engineering Group, Inc.*	1,825	115,888
Quanta Services, Inc.*	3,008	110,995

		398,977

Electrical Equipment (0.1%)
AMETEK, Inc.	3,384	174,242
Eaton Corp. plc	6,564	493,088
Emerson Electric Co.	9,708	648,494
Rockwell Automation, Inc.	1,919	239,012
Roper Industries, Inc.	1,375	183,576

		1,738,412

Industrial Conglomerates (1.2%)
3M Co.	8,694	1,179,428
Danaher Corp.	8,296	622,200
General Electric Co.	564,559	14,616,433

		16,418,061

Machinery (0.4%)
Caterpillar, Inc.	24,908	2,475,108
Cummins, Inc.	2,402	357,874
Deere & Co.	5,106	463,625
Dover Corp.	2,343	191,540
Flowserve Corp.	1,900	148,846
Illinois Tool Works, Inc.	5,398	439,019
Ingersoll-Rand plc	3,571	204,404
Joy Global, Inc.	1,383	80,214
PACCAR, Inc.	4,893	329,984
Pall Corp.	1,511	135,189
Parker Hannifin Corp.	2,060	246,603
Pentair Ltd. (Registered)	2,722	215,963
Snap-on, Inc.	801	90,897
Stanley Black & Decker, Inc.	2,149	174,585
Xylem, Inc.	2,561	93,272

		5,647,123

Professional Services (0.0%)
Dun & Bradstreet Corp.	515	51,165
Equifax, Inc.	1,685	114,631
Nielsen Holdings N.V.	3,924	175,128
Robert Half International, Inc.	1,908	80,041

		420,965

Road & Rail (0.2%)
CSX Corp.	13,907	402,886
Kansas City Southern	1,523	155,437
Norfolk Southern Corp.	4,277	415,596
Ryder System, Inc.	737	58,901
Union Pacific Corp.	6,284	1,179,256

		2,212,076

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,763	185,591
W.W. Grainger, Inc.	844	213,245

		398,836

Total Industrials		52,962,110

Information Technology (5.3%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	251,140	5,628,047
F5 Networks, Inc.*	1,042	111,109
Harris Corp.	1,476	107,984
Juniper Networks, Inc.*	6,921	178,285
Motorola Solutions, Inc.	3,120	200,585
QUALCOMM, Inc.	23,354	1,841,696

		8,067,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,188	$200,530
Corning, Inc.	19,225	400,264
FLIR Systems, Inc.	1,952	70,272
Jabil Circuit, Inc.	2,606	46,908
TE Connectivity Ltd.	5,665	341,090

		1,059,064

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	2,472	143,895
eBay, Inc.*	16,091	888,867
Facebook, Inc., Class A*	23,592	1,421,182
Google, Inc., Class A*	3,898	4,344,360
VeriSign, Inc.*	1,735	93,534
Yahoo!, Inc.*	12,976	465,838

		7,357,676

IT Services (0.6%)
Accenture plc, Class A	8,797	701,297
Alliance Data Systems Corp.*	734	199,978
Automatic Data Processing, Inc.	6,654	514,088
Cognizant Technology Solutions Corp., Class A*	8,389	424,567
Computer Sciences Corp.	2,005	121,944
Fidelity National Information Services, Inc.	4,023	215,029
Fiserv, Inc.*	3,514	199,209
International Business Machines Corp.	13,518	2,602,080
MasterCard, Inc., Class A	14,092	1,052,672
Paychex, Inc.	4,467	190,294
Teradata Corp.*	2,199	108,169
Total System Services, Inc.	2,293	69,730
Visa, Inc., Class A	6,999	1,510,804
Western Union Co.	7,554	123,584
Xerox Corp.	15,382	173,817

		8,207,262

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	4,386	158,949
Analog Devices, Inc.	4,316	229,352
Applied Materials, Inc.	16,725	341,524
Broadcom Corp., Class A	7,622	239,940
First Solar, Inc.*	972	67,836
Intel Corp.	409,264	10,563,104
KLA-Tencor Corp.	2,302	159,160
Lam Research Corp.*	2,249	123,695
Linear Technology Corp.	3,258	158,632
LSI Corp.	7,711	85,361
Maxim Integrated Products, Inc.	97,900	3,242,448
Microchip Technology, Inc.	2,760	131,818
Micron Technology, Inc.*	14,651	346,643
NVIDIA Corp.	7,654	137,083
Texas Instruments, Inc.	89,173	4,204,507
Xilinx, Inc.	3,692	200,365

		20,390,417

Software (1.0%)
Adobe Systems, Inc.*	6,415	421,722
Autodesk, Inc.*	3,137	154,277
CA, Inc.	4,438	137,445
Citrix Systems, Inc.*	2,538	145,757
Electronic Arts, Inc.*	4,266	123,757
Intuit, Inc.	3,918	304,546
Microsoft Corp.	193,317	7,924,064
Oracle Corp.	76,725	3,138,820
Red Hat, Inc.*	2,610	138,278
Salesforce.com, Inc.*	7,752	442,562
Symantec Corp.	9,573	191,173

		13,122,401

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	21,318	11,442,223
EMC Corp.	27,974	766,767
Hewlett-Packard Co.	26,172	846,926
NetApp, Inc.	4,575	168,818
SanDisk Corp.	3,120	253,313
Seagate Technology plc	4,540	254,966
Western Digital Corp.	2,907	266,921

		13,999,934

Total Information Technology		72,204,460

Materials (5.6%)
Chemicals (3.1%)
Agrium, Inc.	55,000	5,363,600
Air Products and Chemicals, Inc.	2,923	347,954
Airgas, Inc.	917	97,670
CF Industries Holdings, Inc.	766	199,650
Dow Chemical Co.	276,591	13,439,557
E.I. du Pont de Nemours & Co.	105,903	7,106,091
Eastman Chemical Co.	2,105	181,472
Ecolab, Inc.	3,738	403,667
FMC Corp.	1,833	140,335
International Flavors & Fragrances, Inc.	1,126	107,724
LyondellBasell Industries N.V., Class A	106,183	9,443,916
Monsanto Co.	7,249	824,719
Mosaic Co.	50,572	2,528,600
PPG Industries, Inc.	1,913	370,089
Praxair, Inc.	4,060	531,738
Sherwin-Williams Co.	1,177	232,022
Sigma-Aldrich Corp.	1,646	153,703

		41,472,507

Construction Materials (0.0%)
Vulcan Materials Co.	1,803	119,809

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,329	67,340
Ball Corp.	1,941	106,386
Bemis Co., Inc.	1,397	54,818
MeadWestvaco Corp.	2,408	90,637
Owens-Illinois, Inc.*	2,266	76,659
Sealed Air Corp.	2,704	88,881

		484,721

Metals & Mining (2.5%)
Alcoa, Inc.	14,883	191,544
Allegheny Technologies, Inc.	1,499	56,483
AngloGold Ashanti Ltd. (ADR)	22,988	392,635
Barrick Gold Corp.	129,600	2,310,768
BHP Billiton plc	257,100	7,936,071
Cliffs Natural Resources, Inc.	2,092	42,802
Freeport-McMoRan Copper & Gold, Inc.	233,341	7,716,587
Goldcorp, Inc.	85,100	2,083,248
Newmont Mining Corp.	134,695	3,157,251
Nucor Corp.	4,402	222,477
Rio Tinto plc (ADR)	175,100	9,775,833
United States Steel Corp.	2,011	55,524

		33,941,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.0%)
International Paper Co.	6,060	$278,033

Total Materials		76,296,293

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	296,907	10,412,528
CenturyLink, Inc.	52,982	1,739,929
Frontier Communications Corp.	13,843	78,905
Telstra Corp., Ltd.	800,000	3,773,556
Verizon Communications, Inc.	88,750	4,225,309
Windstream Holdings, Inc.	8,266	68,112

		20,298,339

Wireless Telecommunication Services (0.2%)
Vodafone Group plc	654,545	2,409,745

Total Telecommunication Services		22,708,084

Utilities (7.1%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	106,736	5,407,246
Duke Energy Corp.	137,247	9,774,731
Edison International	4,492	254,292
Entergy Corp.	62,469	4,176,053
Exelon Corp.	181,841	6,102,584
FirstEnergy Corp.	85,794	2,919,570
HK Electric Investments and HK Electric Investments Ltd.*	1,000,000	648,074
NextEra Energy, Inc.	96,443	9,221,880
Northeast Utilities	4,358	198,289
Pepco Holdings, Inc.	3,473	71,127
Pinnacle West Capital Corp.	1,514	82,755
PPL Corp.	109,310	3,622,534
Southern Co.	187,263	8,228,336
Xcel Energy, Inc.	156,881	4,762,907

		55,470,378

Gas Utilities (0.1%)
AGL Resources, Inc.	41,652	2,039,282

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	9,109	130,076
Dynegy, Inc.*	196,583	4,902,780
NRG Energy, Inc.	4,491	142,814

		5,175,670

Multi-Utilities (2.5%)
Ameren Corp.	3,343	137,732
CenterPoint Energy, Inc.	5,924	140,339
CMS Energy Corp.	3,691	108,072
Consolidated Edison, Inc.	4,053	217,443
Dominion Resources, Inc.	94,330	6,696,487
DTE Energy Co.	2,447	181,788
Integrys Energy Group, Inc.	1,108	66,092
NiSource, Inc.	4,341	154,236
PG&E Corp.	189,520	8,187,264
Public Service Enterprise Group, Inc.	172,000	6,560,080
SCANA Corp.	1,943	99,715
Sempra Energy	83,141	8,044,723
TECO Energy, Inc.	152,838	2,621,172
Wisconsin Energy Corp.	3,115	145,003

		33,360,146

Total Utilities		96,045,476

Total Common Stocks (46.5%) (Cost $460,827,137)		629,428,320

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	24,173

Total Investments (88.1%) (Cost $1,003,223,464)		1,192,406,690
Other Assets Less Liabilities (11.9%)		160,736,080

Net Assets (100%)		$1,353,142,770

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $79,466,030 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,402	June-14	$130,367,453	$130,708,460	$341,007

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,621,182	$—	$—	$32,621,182
Consumer Staples	30,724,115	200,816	—	30,924,931
Energy	91,303,282	—	—	91,303,282
Financials	66,650,913	7,489,086	—	74,139,999
Health Care	70,092,737	10,129,766	—	80,222,503
Industrials	51,631,035	—	1,331,075	52,962,110
Information Technology	72,204,460	—	—	72,204,460
Materials	68,360,222	7,936,071	—	76,296,293
Telecommunication Services	15,020,002	7,688,082	—	22,708,084
Utilities	95,397,402	648,074	—	96,045,476
Convertible Bonds
Financials	—	2,422,425	—	2,422,425
Materials	—	2,982,475	—	2,982,475
Convertible Preferred Stocks
Energy	—	5,256,875	—	5,256,875
Financials	21,791,564	—	—	21,791,564
Utilities	1,440,875	—	—	1,440,875
Corporate Bonds
Consumer Discretionary	—	41,091,186	—	41,091,186
Consumer Staples	—	21,349,766	—	21,349,766
Energy	—	60,988,909	—	60,988,909
Financials	—	59,821,312	—	59,821,312
Health Care	—	23,411,492	—	23,411,492
Industrials	—	14,376,543	—	14,376,543
Information Technology	—	34,256,065	—	34,256,065
Materials	—	15,191,439	—	15,191,439
Telecommunication Services	—	43,256,785	—	43,256,785
Utilities	—	18,896,072	—	18,896,072
Futures	341,007	—	—	341,007
Government Securities
Foreign Governments	—	6,319,606	—	6,319,606
Municipal Bonds	—	529,536	—	529,536
Supranational	—	5,480,004	—	5,480,004
U.S. Government Agencies	—	16,782,906	—	16,782,906
U.S. Treasuries	—	156,107,141	—	156,107,141
Preferred Stocks
Consumer Discretionary	—	—	2,000	2,000
Financials	9,387,488	—	—	9,387,488
Industrials	—	—	1,811,733	1,811,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Utilities	$24,173	$—	$—	$24,173

Total Assets	$626,990,457	$562,612,432	$3,144,808	$1,192,747,697

Total Liabilities	$—	$—	$—	$—

Total	$626,990,457	$562,612,432	$3,144,808	$1,192,747,697

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,208,904
Long-term U.S. government debt securities	17,470,297

$40,679,201

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,740,077
Long-term U.S. government debt securities	21,166,173

$72,906,250

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,496,202
Aggregate gross unrealized depreciation	(54,420,016)

Net unrealized appreciation	$189,076,186

Federal income tax cost of investments	$1,003,330,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.	80,700	$1,961,010

Diversified Consumer Services (0.0%)
Ascent Capital Group, Inc., Class A*	1,000	75,550
Corinthian Colleges, Inc.*	33,000	45,540

		121,090

Hotels, Restaurants & Leisure (0.3%)
Dover Motorsports, Inc.	77,611	194,028
MTR Gaming Group, Inc.*	80,000	410,400
Orient-Express Hotels Ltd., Class A*	7,000	100,870

		705,298

Household Durables (0.4%)
Blyth, Inc.	7,000	75,110
Nobility Homes, Inc.*	8,000	93,600
Sony Corp. (ADR)	50,000	956,000

		1,124,710

Internet & Catalog Retail (0.7%)
Coastal Contacts, Inc.*	190,000	2,129,900

Leisure Products (1.5%)
MEGA Brands, Inc.*	260,000	4,165,174

Media (8.3%)
ACME Communications, Inc.*	38,000	1,064
AMC Networks, Inc., Class A*	14,000	1,023,260
Beasley Broadcasting Group, Inc., Class A	44,000	400,400
British Sky Broadcasting Group plc	65,000	990,675
Cablevision Systems Corp. - New York Group, Class A	96,000	1,619,520
Clear Channel Outdoor Holdings, Inc., Class A	250,000	2,277,500
Crown Media Holdings, Inc., Class A*	40,000	153,600
DISH Network Corp., Class A*	1,000	62,210
Journal Communications, Inc., Class A*	31,899	282,625
Liberty Global plc*	6,000	244,260
Liberty Global plc, Class A*	2,000	83,200
Liberty Media Corp.*	1,000	130,730
LIN Media LLC, Class A*	245,000	6,492,500
Loral Space & Communications, Inc.*	4,000	282,920
Media General, Inc., Class A*	85,000	1,561,450
Salem Communications Corp., Class A	23,000	229,770
Telenet Group Holding N.V	80,000	4,930,272
Time Warner Cable, Inc.	22,000	3,017,960

		23,783,916

Specialty Retail (4.6%)
Best Buy Co., Inc.	3,000	79,230
Jos. A. Bank Clothiers, Inc.*	47,000	3,022,100
PEP Boys-Manny, Moe & Jack*	101,190	1,287,137
Zale Corp.*	420,000	8,782,200

		13,170,667

Textiles, Apparel & Luxury Goods (0.8%)
Jones Group, Inc.	160,000	2,395,200

Total Consumer Discretionary		49,556,965

Consumer Staples (12.2%)
Beverages (5.1%)
Beam, Inc.	175,000	14,577,500

Food & Staples Retailing (4.1%)
Safeway, Inc.	200,000	7,388,000
Shoppers Drug Mart Corp.	82,000	4,512,040

		11,900,040

Food Products (2.6%)
Campofrio Food Group S.A.*	20,000	190,096
Canada Bread Co. Ltd.	14,500	946,992
GrainCorp Ltd., Class A	55,000	429,647
Hillshire Brands Co.	30,000	1,117,800
Parmalat S.p.A.	860,000	2,964,341
Post Holdings, Inc.*	10,000	551,200
Tootsie Roll Industries, Inc.	36,050	1,079,337
Warrnambool Cheese & Butter Factory Co. Holding Ltd.	20,000	155,731

		7,435,144

Personal Products (0.4%)
Avon Products, Inc.	74,000	1,083,360

Total Consumer Staples		34,996,044

Energy (0.9%)
Energy Equipment & Services (0.0%)
Rowan Cos., plc, Class A*	3,000	101,040

Oil, Gas & Consumable Fuels (0.9%)
Alvopetro Energy Ltd.*	350,000	335,595
Anadarko Petroleum Corp.	2,000	169,520
Atlas Resource Partners LP	1	21
Aurora Oil & Gas Ltd.*	40,000	152,329
Dragon Oil plc	70,000	660,173
EPL Oil & Gas, Inc.*	1,000	38,600
Equal Energy Ltd.	5,000	22,900
Gulf Coast Ultra Deep Royalty Trust*	400,000	1,220,000
WesternZagros Resources Ltd.*	40,000	32,203

		2,631,341

Total Energy		2,732,381

Financials (5.2%)
Banks (0.9%)
First Niagara Financial Group, Inc.	72,000	680,400
Flushing Financial Corp.	49,781	1,048,886
Sterling Bancorp/Delaware	68,211	863,551

		2,592,837

Capital Markets (0.6%)
BKF Capital Group, Inc.*	12,000	14,520
Boursorama*	40,000	667,946
F&C Asset Management plc	50,000	101,611
Legg Mason, Inc.	5,000	245,200
SWS Group, Inc.*	80,000	598,400

		1,627,677

Consumer Finance (0.1%)
American Express Co.	4,000	360,120

Diversified Financial Services (1.0%)
Pohjola Bank plc, Class A	136,000	3,027,554

Insurance (0.9%)
Fidelity National Financial, Inc., Class A	7,185	225,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
National Interstate Corp.	85,000	$2,278,850
Tower Group International Ltd.	500	1,350

		2,506,097

Real Estate Investment Trusts (REITs) (1.2%)
Ryman Hospitality Properties, Inc. (REIT)	79,000	3,359,080

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	155,000	1,523,650

Total Financials		14,997,015

Health Care (7.3%)
Biotechnology (0.3%)
Grifols S.A. (ADR)	23,968	989,878
Lexicon Pharmaceuticals, Inc.*	1,000	1,730
Q-Med AB (Preference)(b)*†	263,700	—
Trius Therapeutics, Inc.(b)*	200,000	26,000

		1,017,608

Health Care Equipment & Supplies (2.5%)
American Medical Alert Corp.(b)*†	140,898	1,409
ArthroCare Corp.*	128,525	6,193,620
Exactech, Inc.*	10,000	225,600
ICU Medical, Inc.*	12,000	718,560

		7,139,189

Health Care Providers & Services (0.2%)
Chemed Corp.	2,000	178,900
LCA-Vision, Inc.*	25,000	133,750
Rhoen-Klinikum AG	6,000	192,165

		504,815

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	8,800	1,308,208
Nordion, Inc.*	500	5,760
WuXi PharmaTech Cayman, Inc. (ADR)*	9,000	331,740

		1,645,708

Pharmaceuticals (3.7%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	600	74,460
Forest Laboratories, Inc.*	47,000	4,336,690
Hi-Tech Pharmacal Co., Inc.*	140,000	6,066,200
NuPathe, Inc.(b)*†	250,000	132,500
Omthera Pharmaceuticals, Inc.(b)*†	100	60

		10,630,710

Total Health Care		20,938,030

Industrials (5.1%)
Aerospace & Defense (0.1%)
Exelis, Inc.	10,000	190,100

Air Freight & Logistics (1.2%)
Pacer International, Inc.*	257,559	2,307,729
Park-Ohio Holdings Corp.*	2,900	162,835
TNT Express N.V.	95,359	939,247

		3,409,811

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	18,000	757,440
Griffon Corp.	10,000	119,400

		876,840

Commercial Services & Supplies (0.0%)
Schawk, Inc.	1,000	19,990

Construction & Engineering (0.1%)
Foster Wheeler AG*	7,000	226,940

Machinery (2.9%)
CIRCOR International, Inc.	6,000	439,980
ITT Corp.	2,000	85,520
Navistar International Corp.*	62,000	2,099,940
Scania AB, Class A	104,000	3,060,955
Scania AB, Class B	36,000	1,058,890
Tennant Co.	4,000	262,480
Xylem, Inc.	41,000	1,493,220

		8,500,985

Road & Rail (0.2%)
Hertz Global Holdings, Inc.*	20,000	532,800

Trading Companies & Distributors (0.3%)
Kaman Corp.	20,000	813,600

Total Industrials		14,571,066

Information Technology (11.1%)
Communications Equipment (0.3%)
Mitel Networks Corp.*	1,440	15,201
Riverbed Technology, Inc.*	41,000	808,110

		823,311

Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Escrow Shares)(b)*†	320,000	—
Laird plc	10,000	50,047

		50,047

Semiconductors & Semiconductor Equipment (10.0%)
ATMI, Inc.*	342,000	11,631,420
Lam Research Corp.*	20,000	1,100,000
LSI Corp.	1,100,003	12,177,033
RDA Microelectronics, Inc. (ADR)	2,000	35,860
Supertex, Inc.(b)*	120,000	3,957,600

		28,901,913

Software (0.1%)
Accelrys, Inc.*	20,000	249,200
Giant Interactive Group, Inc. (ADR)	1,000	11,570

		260,770

Technology Hardware, Storage & Peripherals (0.7%)
Diebold, Inc.	20,000	797,800
Xyratex Ltd.	87,500	1,158,500

		1,956,300

Total Information Technology		31,992,341

Materials (5.1%)
Chemicals (2.1%)
AZ Electronic Materials S.A.	750,000	5,034,577
Chemtura Corp.*	42,000	1,062,180
Ferro Corp.*	8,000	109,280

		6,206,037

Construction Materials (0.6%)
Texas Industries, Inc.*	2,000	179,240
Vulcan Materials Co.	23,000	1,528,350

		1,707,590

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,500	78,735
Myers Industries, Inc.	36,000	717,120

		795,855

Metals & Mining (2.0%)
AMCOL International Corp.	99,028	4,533,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Augusta Resource Corp.*	5,000	$15,513
AuRico Gold, Inc.	55,000	239,250
Camino Minerals Corp.*	4,000	54
Chaparral Gold Corp.*	1,000	543
Osisko Mining Corp.*	90,000	560,108
Pan American Silver Corp.	25,000	321,348

		5,670,318

Paper & Forest Products (0.1%)
Ainsworth Lumber Co. Ltd.*	110,000	396,020

Total Materials		14,775,820

Telecommunication Services (3.9%)
Diversified Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	268,738
Cincinnati Bell, Inc.*	100,000	346,000
Koninklijke (Royal) KPN N.V.*	100,000	353,861
Ziggo N.V.	33,200	1,475,541

		2,444,140

Wireless Telecommunication Services (3.0%)
Leap Wireless International, Inc.(b)*	430,000	1,083,600
Millicom International Cellular S.A.	23,000	2,346,000
NII Holdings, Inc.*	100,000	119,000
Telephone & Data Systems, Inc.	20,000	524,200
T-Mobile US, Inc.*	65,000	2,146,950
U.S. Cellular Corp.	60,000	2,460,600

		8,680,350

Total Telecommunication Services		11,124,490

Utilities (5.6%)
Electric Utilities (2.3%)
PNM Resources, Inc.	22,000	594,660
UNS Energy Corp.	101,000	6,063,030

		6,657,690

Gas Utilities (1.2%)
National Fuel Gas Co.	46,000	3,221,840

Multi-Utilities (0.0%)
GDF Suez S.A.(b)*†	3,801	—

Water Utilities (2.1%)
Severn Trent plc	200,000	6,077,420

Total Utilities		15,956,950

Total Common Stocks (73.7%) (Cost $192,872,159)		211,641,102

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,000	6,500

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	7,000	5,740

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	10,000	—
Sanofi S.A., expiring 12/31/20*	150,000	47,970

		47,970

Total Rights (0.0%) (Cost $353,100)		60,210

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	20,000	35,400

Total Warrants (0.0%) (Cost $—)		35,400

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (22.7%)
U.S. Treasury Bills
0.04%, 4/24/14(p)	$15,000,000	14,999,566
0.05%, 5/15/14(p)	50,000,000	49,996,982

Total Government Securities		64,996,548

Total Short-Term Investments (22.7%) (Cost $64,995,309)		64,996,548

Total Investments (96.4%) (Cost $258,220,568)		276,733,260
Other Assets Less Liabilities (3.6%)		10,331,747

Net Assets (100%)		$287,065,007

*	Non-income producing.

†	Securities (totaling $154,769 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security. (p) Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,541,354	$6,015,611	$—	$49,556,965
Consumer Staples	31,256,229	3,739,815	—	34,996,044
Energy	2,072,208	660,173	—	2,732,381
Financials	11,185,384	3,811,631	—	14,997,015
Health Care	20,565,096	218,165	154,769	20,938,030
Industrials	9,511,974	5,059,092	—	14,571,066
Information Technology	31,942,294	50,047	—	31,992,341
Materials	9,741,243	5,034,577	—	14,775,820
Telecommunication Services	7,942,750	3,181,740	—	11,124,490
Utilities	9,879,530	6,077,420	—	15,956,950
Rights
Health Care	60,210	—	—	60,210
Short-Term Investments	—	64,996,548	—	64,996,548
Warrants
Energy	35,400	—	—	35,400

Total Assets	$177,733,672	$98,844,819	$154,769	$276,733,260

Total Liabilities	$—	$—	$—	$—

Total	$177,733,672	$98,844,819	$154,769	$276,733,260

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,010,627
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$135,900,457

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,730,907
Aggregate gross unrealized depreciation	(4,313,610)

Net unrealized appreciation	$17,417,297

Federal income tax cost of investments	$259,315,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.4%)
Auto Components (5.3%)
BorgWarner, Inc.	270,000	$16,596,900
Brembo S.p.A.	415,000	15,708,875
Cooper Tire & Rubber Co.	170,000	4,131,000
Dana Holding Corp.	930,000	21,641,100
Federal-Mogul Corp.*	1,550,000	29,000,500
Gentex Corp.	130,000	4,098,900
Modine Manufacturing Co.*	600,000	8,790,000
SORL Auto Parts, Inc.*	100,096	373,358
Spartan Motors, Inc.	290,000	1,490,600
Standard Motor Products, Inc.	195,000	6,975,150
Stoneridge, Inc.*	325,000	3,649,750
Strattec Security Corp.	142,299	10,278,257
Superior Industries International, Inc.	725,035	14,855,967
Tenneco, Inc.*	470,000	27,292,900

		164,883,257

Automobiles (0.1%)
Thor Industries, Inc.	4,000	244,240
Winnebago Industries, Inc.*	100,000	2,739,000

		2,983,240

Diversified Consumer Services (0.5%)
Ascent Capital Group, Inc., Class A*	102,000	7,706,100
Cambium Learning Group, Inc.*	200,000	430,000
Corinthian Colleges, Inc.*	465,000	641,700
Matthews International Corp., Class A	22,000	897,820
Universal Technical Institute, Inc.	425,000	5,503,750

		15,179,370

Hotels, Restaurants & Leisure (5.6%)
Biglari Holdings, Inc.*	43,290	21,103,442
Boyd Gaming Corp.*	1,400,000	18,480,000
Canterbury Park Holding Corp.*‡	241,149	2,645,404
Cheesecake Factory, Inc.	574,228	27,350,480
Churchill Downs, Inc.	380,900	34,776,170
Cracker Barrel Old Country Store, Inc.	7,887	766,932
Denny’s Corp.*	440,000	2,829,200
Dover Downs Gaming & Entertainment, Inc.*	97,000	149,380
Dover Motorsports, Inc.	552,400	1,381,000
Dunkin’ Brands Group, Inc.	2,500	125,450
International Speedway Corp., Class A	110,000	3,738,900
Krispy Kreme Doughnuts, Inc.*	225,000	3,989,250
Lakes Entertainment, Inc.*	65,000	325,000
Las Vegas Sands Corp.	220,000	17,771,600
Marcus Corp.	650,014	10,855,234
Morgans Hotel Group Co.*	220,000	1,768,800
Multimedia Games Holding Co., Inc.*	35,000	1,016,400
Nathan’s Famous, Inc.*	149,645	7,331,108
Orient-Express Hotels Ltd., Class A*	338,000	4,870,580
Penn National Gaming, Inc.*	45,000	554,400
Pinnacle Entertainment, Inc.*	505,000	11,968,500
Speedway Motorsports, Inc.	54,000	1,011,420
Wendy’s Co.	113,000	1,030,560

		175,839,210

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	196,337	2,915,604
Blyth, Inc.	110,000	1,180,300
Cavco Industries, Inc.*	156,000	12,238,200
Ethan Allen Interiors, Inc.	110,000	2,799,500
Harman International Industries, Inc.	136,000	14,470,400
La-Z-Boy, Inc.	420,000	11,382,000
Lennar Corp., Class A	10,000	396,200
Lennar Corp., Class B	59,600	1,945,344
Nobility Homes, Inc.*	95,454	1,116,812
Skyline Corp.*	229,000	1,385,450

		49,829,810

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	720,000	4,053,600
Liberty Ventures*	12,000	1,563,960
Nutrisystem, Inc.	70,000	1,054,900

		6,672,460

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,717,400
Marine Products Corp.	429,487	3,229,742
Polaris Industries, Inc.	1,500	209,565
Universal Entertainment Corp.	80,000	1,457,885

		7,614,592

Media (5.8%)
ACME Communications, Inc.*	305,000	8,540
AMC Networks, Inc., Class A*	78,000	5,701,020
Beasley Broadcasting Group, Inc., Class A‡	545,047	4,959,928
Cablevision Systems Corp. - New York Group, Class A	310,000	5,229,700
Carmike Cinemas, Inc.*	66,000	1,970,760
Clear Channel Outdoor Holdings, Inc., Class A	280,071	2,551,447
Crown Media Holdings, Inc., Class A*	300,000	1,152,000
Cumulus Media, Inc., Class A*	5	35
Discovery Communications, Inc., Class A*	11,000	909,700
Discovery Communications, Inc., Class C*	11,000	847,660
DISH Network Corp., Class A*	15,000	933,150
Emmis Communications Corp., Class A*	90,000	288,000
EW Scripps Co., Class A*	365,000	6,467,800
Global Sources Ltd.*	354,921	3,180,092
Gray Television, Inc.*	735,000	7,621,950
Grupo Televisa S.A.B. (ADR)	110,000	3,661,900
Il Sole 24 Ore S.p.A.*	400,000	492,612
Imax Corp.*	40,000	1,093,200
Interpublic Group of Cos., Inc.	890,000	15,254,600
Journal Communications, Inc., Class A*	1,265,000	11,207,900
LIN Media LLC, Class A*	430,000	11,395,000
Live Nation Entertainment, Inc.*	1,275,000	27,731,250
Loral Space & Communications, Inc.*	12,000	848,760
Madison Square Garden Co., Class A*	566,000	32,137,480
Media General, Inc., Class A*	1,072,000	19,692,640
Meredith Corp.	60,000	2,785,800
Salem Communications Corp., Class A	660,000	6,593,400
Sinclair Broadcast Group, Inc., Class A	185,000	5,011,650

		179,727,974

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	650,097	7,138,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (5.4%)
Aaron’s, Inc.	265,050	$8,015,112
AutoNation, Inc.*	430,000	22,888,900
Barnes & Noble, Inc.*	60,000	1,254,000
Bed Bath & Beyond, Inc.*	92,000	6,329,600
Big 5 Sporting Goods Corp.	350,000	5,617,500
Bowlin Travel Centers, Inc.*	76,000	98,800
Coldwater Creek, Inc.*	110,000	17,600
Monro Muffler Brake, Inc.	64,000	3,640,320
Murphy USA, Inc.*	10,000	405,900
O’Reilly Automotive, Inc.*	272,000	40,362,080
Outerwall, Inc.*	29,000	2,102,500
Penske Automotive Group, Inc.	480,000	20,524,800
PEP Boys-Manny, Moe & Jack*	1,060,000	13,483,200
Pier 1 Imports, Inc.	791,437	14,942,331
Sally Beauty Holdings, Inc.*	519,000	14,220,600
Tractor Supply Co.	191,000	13,490,330
Winmark Corp.	3,000	226,980
Zale Corp.*	100,000	2,091,000

		169,711,553

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	105,000	8,030,400
Movado Group, Inc.	63,000	2,869,650
Wolverine World Wide, Inc.	50,000	1,427,500

		12,327,550

Total Consumer Discretionary		791,907,081

Consumer Staples (7.0%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	49,800	12,187,554
Brown-Forman Corp., Class A	45,000	4,001,850
Brown-Forman Corp., Class B	4,537	406,924
Cott Corp.	150,000	1,270,500
Crimson Wine Group Ltd.*	235,000	2,079,750
Davide Campari-Milano S.p.A.	350,000	2,869,303

		22,815,881

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	288,500	19,499,715
Ingles Markets, Inc., Class A‡	815,025	19,413,895
United Natural Foods, Inc.*	90,000	6,382,800
Village Super Market, Inc., Class A	101,087	2,668,697
Weis Markets, Inc.	66,500	3,275,125

		51,240,232

Food Products (3.5%)
Boulder Brands, Inc.*	582,029	10,255,351
Diamond Foods, Inc.*	310,000	10,828,300
Farmer Bros Co.*	50,031	985,611
Flowers Foods, Inc.	60,000	1,287,000
Griffin Land & Nurseries, Inc.‡	310,067	9,376,426
Hain Celestial Group, Inc.*	190,000	17,379,300
Ingredion, Inc.	78,000	5,310,240
J&J Snack Foods Corp.	48,000	4,606,560
John B. Sanfilippo & Son, Inc.	20,000	460,400
Lifeway Foods, Inc.	215,000	3,160,500
Post Holdings, Inc.*	204,000	11,244,480
Rock Field Co., Ltd.	200,000	3,790,208
Snyder’s-Lance, Inc.	621,449	17,518,647
Tootsie Roll Industries, Inc.	408,910	12,242,765
WhiteWave Foods Co., Class A*	43,347	1,237,123

		109,682,911

Household Products (0.9%)
Church & Dwight Co., Inc.	76,000	5,249,320
Energizer Holdings, Inc.	30,000	3,022,200
Katy Industries, Inc.*‡	462,000	688,380
Oil-Dri Corp. of America‡	451,000	15,577,540
WD-40 Co.	42,000	3,257,940

		27,795,380

Personal Products (0.3%)
Elizabeth Arden, Inc.*	100,000	2,951,000
Revlon, Inc., Class A*	22,000	562,100
United-Guardian, Inc.	143,000	4,182,750

		7,695,850

Total Consumer Staples		219,230,254

Energy (2.8%)
Energy Equipment & Services (2.5%)
Key Energy Services, Inc.*	93,000	859,320
Oceaneering International, Inc.	120,000	8,623,200
Rowan Cos., plc, Class A*	210,000	7,072,800
RPC, Inc.	2,485,000	50,743,700
Steel Excel, Inc.*	305,962	9,790,784

		77,089,804

Oil, Gas & Consumable Fuels (0.3%)
Black Ridge Oil and Gas, Inc.*	45,503	34,127
Clean Energy Fuels Corp.*	15,000	134,100
Navigator Holdings Ltd.*	10,000	260,000
ONEOK, Inc.	168,000	9,954,000

		10,382,227

Total Energy		87,472,031

Financials (5.2%)
Banks (1.3%)
BBCN Bancorp, Inc.	575,000	9,855,500
Boston Private Financial Holdings, Inc.	219,000	2,963,070
Fidelity Southern Corp.	29,614	413,707
First Niagara Financial Group, Inc.	720,000	6,804,000
FirstMerit Corp.	100,000	2,083,000
Flushing Financial Corp.	520,042	10,957,285
Hudson Valley Holding Corp.	120,000	2,286,000
Sterling Bancorp/Delaware	520,072	6,584,112

		41,946,674

Capital Markets (2.3%)
BKF Capital Group, Inc.*	66,000	79,860
Calamos Asset Management, Inc., Class A	160,000	2,068,800
Charles Schwab Corp.	105,000	2,869,650
Cohen & Steers, Inc.	445,068	17,735,960
GAM Holding AG*	265,000	4,788,427
Janus Capital Group, Inc.	1,500,000	16,305,000
KKR & Co. L.P.	150,000	3,426,000
Legg Mason, Inc.	50,000	2,452,000
Medallion Financial Corp.	80,000	1,056,800
Pzena Investment Management, Inc., Class A	50,137	590,112
SWS Group, Inc.*	430,000	3,216,400
Waddell & Reed Financial, Inc., Class A	225,000	16,564,500
Wright Investors Service Holdings, Inc.*	265,000	477,000

		71,630,509

Insurance (0.1%)
Alleghany Corp.*	3,295	1,342,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	60,500	$2,776,950

		4,119,267

Real Estate Investment Trusts (REITs) (1.0%)
Gaming and Leisure Properties, Inc. (REIT)	51,417	1,874,664
Gyrodyne Co. of America, Inc.(b)*†	2,200	45,540
Ryman Hospitality Properties, Inc. (REIT)	700,020	29,764,850

		31,685,054

Real Estate Management & Development (0.5%)
Capital Properties, Inc., Class A*	24,900	205,425
St. Joe Co.*	405,500	7,805,875
Tejon Ranch Co.*	175,033	5,921,367

		13,932,667

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	156,875
Crazy Woman Creek Bancorp, Inc.*	14,000	151,200

		308,075

Total Financials		163,622,246

Health Care (5.2%)
Biotechnology (0.4%)
Cepheid, Inc.*	204,000	10,522,320
Lexicon Pharmaceuticals, Inc.*	100,000	173,000

		10,695,320

Health Care Equipment & Supplies (3.0%)
Alere, Inc.*	10,000	343,500
Align Technology, Inc.*	13,500	699,165
AngioDynamics, Inc.*	95,000	1,496,250
ArthroCare Corp.*	160,500	7,734,495
Biolase, Inc.*	91,460	220,419
Cantel Medical Corp.	186,036	6,273,134
CONMED Corp.	80,000	3,476,000
Cooper Cos., Inc.	30,000	4,120,800
Cutera, Inc.*	625,000	6,993,750
Cynosure, Inc., Class A*	18,000	527,400
DexCom, Inc.*	53,000	2,192,080
Exactech, Inc.*	275,038	6,204,857
Greatbatch, Inc.*	129,000	5,923,680
ICU Medical, Inc.*	42,000	2,514,960
Masimo Corp.*	90,000	2,457,900
Meridian Bioscience, Inc.	92,000	2,004,680
Neogen Corp.*	16,500	741,675
NuVasive, Inc.*	110,000	4,225,100
Orthofix International N.V.*	57,000	1,718,550
Quidel Corp.*	548,000	14,960,400
STERIS Corp.	120,000	5,730,000
SurModics, Inc.*	10,000	226,000
Syneron Medical Ltd.*	24,000	298,800
Vascular Solutions, Inc.*	210,000	5,499,900
Wright Medical Group, Inc.*	210,000	6,524,700

		93,108,195

Health Care Providers & Services (1.5%)
Bio-Reference Labs, Inc.*	30,000	830,400
Chemed Corp.	280,000	25,046,000
Gentiva Health Services, Inc.*	795,000	7,250,400
Henry Schein, Inc.*	10,000	1,193,700
MWI Veterinary Supply, Inc.*	30,000	4,668,600
Owens & Minor, Inc.	192,579	6,746,042
Patterson Cos., Inc.	55,000	2,296,800

		48,031,942

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,074,880

Pharmaceuticals (0.2%)
Allergan, Inc.	33,000	4,095,300
Heska Corp.*	57,035	601,149
Pain Therapeutics, Inc.*	180,000	990,000

		5,686,449

Total Health Care		160,596,786

Industrials (27.7%)
Aerospace & Defense (4.3%)
AAR Corp.	75,000	1,946,250
Astronics Corp.*	9,500	602,395
Astronics Corp., Class B*	8,500	536,350
Curtiss-Wright Corp.	827,000	52,547,580
Ducommun, Inc.*	69,320	1,737,159
GenCorp, Inc.*	1,610,049	29,415,595
HEICO Corp.	62,500	3,760,000
Innovative Solutions & Support, Inc.*	88,000	662,640
Moog, Inc., Class A*	60,000	3,930,600
Moog, Inc., Class B*	30,000	1,970,400
Precision Castparts Corp.	100,000	25,276,000
Textron, Inc.	287,000	11,276,230

		133,661,199

Air Freight & Logistics (0.9%)
Park-Ohio Holdings Corp.*	482,000	27,064,300

Building Products (0.7%)
A.O. Smith Corp.	40,000	1,840,800
Fortune Brands Home & Security, Inc.	20,000	841,600
Griffon Corp.	1,438,000	17,169,720
Nortek, Inc.*	7,300	600,133

		20,452,253

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	185,000	1,139,600
ADT Corp.	50,000	1,497,500
Brink’s Co.	565,000	16,130,750
Casella Waste Systems, Inc., Class A*	175,081	894,664
CECO Environmental Corp.	23,000	381,570
Covanta Holding Corp.	220,000	3,971,000
KAR Auction Services, Inc.	440,000	13,354,000
Loomis AB, Class B	340,000	8,740,863
McGrath RentCorp	23,000	804,080
Republic Services, Inc.	390,000	13,322,400
Rollins, Inc.	650,000	19,656,000
Tyco International Ltd.	133,000	5,639,200

		85,531,627

Construction & Engineering (0.6%)
Aegion Corp.*	74,000	1,872,940
Furmanite Corp.*	600,000	5,892,000
Layne Christensen Co.*	600,000	10,914,000

		18,678,940

Electrical Equipment (2.6%)
AMETEK, Inc.	394,000	20,287,060
AZZ, Inc.	25,000	1,117,000
Franklin Electric Co., Inc.	260,000	11,055,200
Global Power Equipment Group, Inc.	31,000	616,590
GrafTech International Ltd.*	1,900,120	20,749,310
Magnetek, Inc.*	94,000	1,786,000
Rockwell Automation, Inc.	106,000	13,202,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Industries, Inc.	40,000	$5,340,400
SL Industries, Inc.*	182,027	4,470,583
Vicor Corp.*	160,000	1,632,000

		80,256,443

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	50,000	1,637,500

Machinery (11.6%)
Albany International Corp., Class A	71,000	2,523,340
American Railcar Industries, Inc.	5,000	350,150
Ampco-Pittsburgh Corp.	330,010	6,227,289
Astec Industries, Inc.	306,000	13,436,460
CIRCOR International, Inc.	518,000	37,984,940
CLARCOR, Inc.	187,000	10,724,450
CNH Industrial N.V.*	2,679,600	30,815,400
Columbus McKinnon Corp.*	8,000	214,320
Crane Co.	595,000	42,334,250
Donaldson Co., Inc.	224,000	9,497,600
Eastern Co.	70,458	1,136,488
Federal Signal Corp.*	620,000	9,238,000
Flowserve Corp.	95,000	7,442,300
Gorman-Rupp Co.	348,000	11,062,920
Graco, Inc.	153,000	11,435,220
Greenbrier Cos., Inc.*	298,000	13,588,800
IDEX Corp.	147,000	10,714,830
Interpump Group S.p.A.	290,000	4,466,054
Kennametal, Inc.	49,500	2,192,850
Key Technology, Inc.*	69,000	901,830
L.S. Starrett Co., Class A	215,000	3,424,950
Lincoln Electric Holdings, Inc.	114,000	8,209,140
Lindsay Corp.	72,000	6,348,960
Lydall, Inc.*	92,000	2,104,040
Middleby Corp.*	1,600	422,736
Mueller Industries, Inc.	740,000	22,192,600
Mueller Water Products, Inc., Class A	375,000	3,562,500
Navistar International Corp.*	780,000	26,418,600
Nordson Corp.	40,000	2,819,600
Standex International Corp.	90,000	4,822,200
Tennant Co.	330,000	21,654,600
Toro Co.	26,000	1,642,940
Trinity Industries, Inc.	52,000	3,747,640
Twin Disc, Inc.	96,022	2,529,219
Valmont Industries, Inc.	10,000	1,488,400
Watts Water Technologies, Inc., Class A	370,000	21,715,300
Woodward, Inc.	104,000	4,319,120

		363,710,036

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	156,004	2,753,471

Trading Companies & Distributors (3.7%)
GATX Corp.	850,025	57,699,697
Kaman Corp.	932,000	37,913,760
Lawson Products, Inc.*	40,000	642,800
Rush Enterprises, Inc., Class B*	500,000	14,110,000
United Rentals, Inc.*	49,000	4,652,060

		115,018,317

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	10,230,663
Macquarie Infrastructure Co. LLC	91,000	5,211,570

		15,442,233

Total Industrials		864,206,319

Information Technology (7.3%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	120,171	2,322,905
Communications Systems, Inc.	240,000	3,088,800
EchoStar Corp., Class A*	30,000	1,426,800
Emulex Corp.*	132,000	975,480
Ixia*	500,000	6,250,000
Plantronics, Inc.	45,000	2,000,250
Riverbed Technology, Inc.*	120,000	2,365,200
Sycamore Networks, Inc.*	300,000	171,000

		18,600,435

Electronic Equipment, Instruments & Components (2.6%)
Badger Meter, Inc.	55,000	3,030,500
Belden, Inc.	28,000	1,948,800
CTS Corp.	962,000	20,086,560
Daktronics, Inc.	125,000	1,798,750
Gerber Scientific, Inc. (Escrow Shares)(b)*†	490,000	—
Itron, Inc.*	87,000	3,091,980
Littelfuse, Inc.	120,000	11,236,800
Mercury Systems, Inc.*	24,000	317,040
Methode Electronics, Inc.	74,000	2,268,840
MOCON, Inc.	20,000	333,600
Park Electrochemical Corp.	598,000	17,862,260
Rofin-Sinar Technologies, Inc.*	190,000	4,552,400
Trans-Lux Corp.*	12,200	51,850
Zebra Technologies Corp., Class A*	166,000	11,522,060
Zygo Corp.*	295,000	4,481,050

		82,582,490

Internet Software & Services (0.4%)
Conversant, Inc.*	120,000	3,378,000
EarthLink Holdings Corp.	560,000	2,021,600
Gogo, Inc.*	144,000	2,957,760
Internap Network Services Corp.*	440,006	3,115,242
Pandora Media, Inc.*	20,000	606,400
Stamps.com, Inc.*	72,000	2,416,320

		14,495,322

IT Services (0.2%)
Edgewater Technology, Inc.*‡	600,000	4,290,000
ModusLink Global Solutions, Inc.*	330,000	1,395,900

		5,685,900

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	885,000	9,088,950
International Rectifier Corp.*	12,000	328,800
Sevcon, Inc.*‡	533,195	6,131,743

		15,549,493

Software (1.1%)
FalconStor Software, Inc.*	440,000	695,200
Fortinet, Inc.*	20,000	440,600
Guidance Software, Inc.*	249,438	2,758,784
Mentor Graphics Corp.	110,000	2,422,200
Take-Two Interactive Software, Inc.*	382,000	8,377,260
TiVo, Inc.*	400,000	5,292,000
Tyler Technologies, Inc.*	162,000	13,556,160

		33,542,204

Technology Hardware, Storage & Peripherals (1.9%)
Diebold, Inc.	929,085	37,061,201
NCR Corp.*	365,000	13,340,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Stratasys Ltd.*	68,000	$7,214,120
TransAct Technologies, Inc.	92,000	1,057,080

		58,673,151

Total Information Technology		229,128,995

Materials (9.3%)
Chemicals (6.3%)
Albemarle Corp.	25,000	1,660,500
Ashland, Inc.	104,000	10,345,920
Chemtura Corp.*	700,000	17,703,000
Core Molding Technologies, Inc.*	315,000	3,943,800
Cytec Industries, Inc.	6,000	585,660
Ferro Corp.*	2,355,000	32,169,300
FMC Corp.	20,000	1,531,200
H.B. Fuller Co.	275,000	13,277,000
Huntsman Corp.	270,000	6,593,400
Minerals Technologies, Inc.	166,000	10,716,960
NewMarket Corp.	41,100	16,061,058
Olin Corp.	130,000	3,589,300
OMNOVA Solutions, Inc.*	610,000	6,331,800
Quaker Chemical Corp.	5,000	394,150
Rockwood Holdings, Inc.	100,000	7,440,000
Scotts Miracle-Gro Co., Class A	83,000	5,086,240
Sensient Technologies Corp.	295,000	16,640,950
Tredegar Corp.	1,130,000	26,001,300
Zep, Inc.	864,494	15,301,544

		195,373,082

Construction Materials (0.2%)
Texas Industries, Inc.*	59,000	5,287,580

Containers & Packaging (1.4%)
Greif, Inc., Class A	140,000	7,348,600
Greif, Inc., Class B	5,000	287,150
Myers Industries, Inc.	1,490,000	29,680,800
Sonoco Products Co.	155,000	6,358,100

		43,674,650

Metals & Mining (1.0%)
Barrick Gold Corp.	20,000	356,600
Century Aluminum Co.*	75,000	990,750
Dominion Diamond Corp.*	250,000	3,355,000
Handy & Harman Ltd.*	325,500	7,164,255
Haynes International, Inc.	33,000	1,782,000
Kinross Gold Corp.*	40,000	165,600
Lynas Corp., Ltd.*	300,000	58,446
Materion Corp.	482,000	16,354,260
Molycorp, Inc.*	80,000	375,200

		30,602,111

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	9,447,200
Wausau Paper Corp.	320,000	4,073,600

		13,520,800

Total Materials		288,458,223

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.9%)
Cable & Wireless Communications plc	6,631,600	5,812,105
Cincinnati Bell, Inc.*	4,700,000	16,262,000
HickoryTech Corp.	56,000	716,240
New Ulm Telecom, Inc.	33,000	227,040
Verizon Communications, Inc.	80,000	3,805,600

		26,822,985

Wireless Telecommunication Services (0.6%)
Leap Wireless International, Inc.(b)*	412,000	1,038,240
NII Holdings, Inc.*	600,000	714,000
Rogers Communications, Inc., Class B	200,000	8,288,000
Shenandoah Telecommunications Co.	84,628	2,732,638
U.S. Cellular Corp.	100,000	4,101,000
VimpelCom Ltd. (ADR)	300,000	2,709,000

		19,582,878

Total Telecommunication Services		46,405,863

Utilities (6.6%)
Electric Utilities (3.2%)
El Paso Electric Co.	734,000	26,225,820
Empire District Electric Co.	60,000	1,459,200
Great Plains Energy, Inc.	465,000	12,573,600
Otter Tail Corp.	300,000	9,237,000
PNM Resources, Inc.	1,290,000	34,868,700
UNS Energy Corp.	125,000	7,503,750
Westar Energy, Inc.	265,000	9,317,400

		101,185,470

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	4,500	284,220
National Fuel Gas Co.	182,000	12,747,280
Northwest Natural Gas Co.	10,000	440,100
ONE Gas, Inc.*	42,500	1,527,025
Southwest Gas Corp.	565,000	30,199,250

		45,197,875

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,427,200
Ormat Technologies, Inc.	90,000	2,700,900

		6,128,100

Multi-Utilities (1.5%)
Black Hills Corp.	460,000	26,519,000
NorthWestern Corp.	435,000	20,632,050

		47,151,050

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	70,500
SJW Corp.	186,016	5,498,633
York Water Co.	50,000	1,020,000

		6,589,133

Total Utilities		206,251,628

Total Common Stocks (98.0%) (Cost $1,635,511,057)		3,057,279,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22	$44,820	$42,965

Total Financials		42,965

Total Corporate Bonds		42,965

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		42,965

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $1,022,132)	400,000	127,920

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp.,expiring 12/27/14*	4,531	81

Total Consumer Discretionary		81

Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16*	22,758	83,067

Total Financials		83,067

Total Warrants (0.0%) (Cost $—)		83,148

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.6%)
U.S. Treasury Bills
0.04%, 4/24/14(p)	$50,000,000	49,998,554

Total Government Securities		49,998,554

Total Short-Term Investments (1.6%) (Cost $49,997,604)		49,998,554

Total Investments (99.6%) (Cost $1,686,575,613)		3,107,532,013
Other Assets Less Liabilities (0.4%)		12,994,778

Net Assets (100%)		$3,120,526,791

*	Non-income producing.

†	Securities (totaling $45,540 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$4,723,340	$36,440	$—	$4,959,928	$24,367	$—
Bel Fuse, Inc., Class A	2,291,560	41,792	—	2,322,905	7,080	—
Canterbury Park Holding Corp.	2,422,014	64,823	—	2,645,404	—	—
Edgewater Technology, Inc.	4,124,100	72,000	—	4,290,000	—	—
Griffin Land & Nurseries, Inc.	10,350,037	—	—	9,376,426	—	—
Ingles Markets, Inc., Class A	21,913,737	150,237	—	19,413,895	133,423	—
Katy Industries, Inc.	189,420	—	—	688,380	—	—
Oil-Dri Corp. of America	17,065,840	—	—	15,577,540	85,690	—
Sevcon, Inc.	3,543,380	13,862	—	6,131,743	—	—

	$66,623,428	$379,154	$—	$65,406,221	$250,560	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$770,378,153	$21,528,928	$—		$791,907,081
Consumer Staples	207,292,689	11,937,565	—		219,230,254
Energy	87,472,031	—	—		87,472,031
Financials	157,874,794	5,701,912	45,540		163,622,246
Health Care	160,596,786	—	—		160,596,786
Industrials	830,136,105	34,070,214	—		864,206,319
Information Technology	226,420,640	2,708,355	—	†	229,128,995
Materials	288,112,627	345,596	—		288,458,223
Telecommunication Services	39,328,478	7,077,385	—		46,405,863
Utilities	206,251,628	—	—		206,251,628
Corporate Bonds
Financials	—	42,965	—		42,965
Rights
Health Care	127,920	—	—		127,920
Short-Term Investments	—	49,998,554	—		49,998,554
Warrants
Consumer Discretionary	—	81	—		81
Financials	—	83,067	—		83,067

Total Assets	$2,973,991,851	$133,494,622	$45,540		$3,107,532,013

Total Liabilities	$—	$—	$—		$—

Total	$2,973,991,851	$133,494,622	$45,540		$3,107,532,013

†	Value is zero.

(a)	Securities with a market value of $32,511,127 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b)	Securities with a market value of $672,600 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,710,652
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,000,043

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,477,003,791
Aggregate gross unrealized depreciation	(66,669,367)

Net unrealized appreciation	$1,410,334,424

Federal income tax cost of investments	$1,697,197,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.4%)
Australia Government Bond
5.500%, 1/21/18	AUD	3,765,000	$3,773,577
5.500%, 4/21/23		1,605,000	1,657,598
3.250%, 4/21/25(m)		3,420,000	2,912,579
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	112,917
2.875%, 2/24/22		94,000	92,294
National Australia Bank Ltd.
2.000%, 11/12/20(b)(m)	EUR	300,000	416,195
National Australia Bank Ltd./New York
1.600%, 8/7/15		$250,000	253,382
New South Wales Treasury Corp.
3.500%, 3/20/19	AUD	1,725,000	1,583,043
Queensland Treasury Corp.
5.750%, 7/22/24		1,089,000	1,101,582
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	194,798
Telstra Corp., Ltd.
3.750%, 5/16/22(m)	EUR	451,000	695,054
Westpac Banking Corp.
3.000%, 8/4/15		$188,000	193,890
4.625%, 6/1/18		38,000	40,550
2.250%, 1/17/19		100,000	99,442

Total Australia			13,126,901

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		75,000	80,996

Belgium (0.1%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24(m)	EUR	301,000	430,047

Bermuda (0.4%)
Bacardi Ltd.
2.750%, 7/3/23(b)(m)		380,000	529,840
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$75,000	88,312
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	106,671
Ooredoo International Finance Ltd.
4.750%, 2/16/21(m)		225,000	241,312
Weatherford International Ltd.
5.500%, 2/15/16		47,000	51,113
9.625%, 3/1/19		56,000	72,552

Total Bermuda			1,089,800

Brazil (1.7%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/23	BRL	9,890,000	3,766,735
BRF S.A.
7.750%, 5/22/18§		1,700,000	616,990
Embraer S.A.
5.150%, 6/15/22		$28,000	28,825
Federative Republic of Brazil
8.000%, 1/15/18(b)		242,222	270,684
5.875%, 1/15/19		167,000	188,117
Itau Unibanco Holding S.A./Cayman Islands
5.125%, 5/13/23(m)		188,000	180,010

Total Brazil			5,051,361

Canada (1.6%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,072
Bank of Montreal
2.375%, 1/25/19		150,000	150,724
Bank of Nova Scotia
2.900%, 3/29/16		113,000	117,627
2.050%, 10/30/18		150,000	149,427
Barrick Gold Corp.
6.950%, 4/1/19		250,000	292,632
Canadian Government Bond
1.625%, 2/27/19		150,000	149,010
Canadian National Railway Co.
5.550%, 5/15/18		95,000	108,068
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	42,659
Cenovus Energy, Inc.
5.700%, 10/15/19		130,000	148,731
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		225,000	251,867
Enbridge, Inc.
4.000%, 10/1/23		100,000	99,864
Export Development Canada
1.000%, 5/15/17		500,000	500,325
Goldcorp, Inc.
2.125%, 3/15/18		94,000	92,524
Husky Energy, Inc.
4.000%, 4/15/24		50,000	50,638
Hydro-Quebec
2.000%, 6/30/16		113,000	115,554
8.400%, 1/15/22		75,000	100,375
Manulife Financial Corp.
3.400%, 9/17/15		131,000	135,668
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	217,912
Province of New Brunswick
2.750%, 6/15/18		38,000	39,110
Province of Nova Scotia
5.125%, 1/26/17		188,000	208,515
Province of Ontario
2.700%, 6/16/15		94,000	96,556
4.750%, 1/19/16		75,000	80,528
2.000%, 9/27/18		250,000	250,847
Province of Quebec
4.600%, 5/26/15		75,000	78,591
2.625%, 2/13/23		94,000	88,798
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	89,072
Royal Bank of Canada
2.625%, 12/15/15		150,000	154,825
1.450%, 9/9/16		100,000	101,056
1.200%, 1/23/17		150,000	149,915
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	86,477
Teck Resources Ltd.
3.850%, 8/15/17		19,000	20,099
4.500%, 1/15/21		75,000	77,069
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	248,522
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	152,237
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	118,646

Total Canada			4,782,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Cayman Islands (0.6%)
Noble Holding International Ltd.
4.625%, 3/1/21		$75,000	$79,101
Petrobras International Finance Co.
3.875%, 1/27/16		94,000	95,908
7.875%, 3/15/19		169,000	191,916
5.750%, 1/20/20		481,000	503,155
5.375%, 1/27/21		231,000	231,848
Seagate HDD Cayman
4.750%, 6/1/23§		25,000	24,687
Transocean, Inc.
4.950%, 11/15/15		188,000	200,453
2.500%, 10/15/17		94,000	94,463
Vale Overseas Ltd.
6.250%, 1/11/16		188,000	203,743
4.375%, 1/11/22		38,000	37,839

Total Cayman Islands			1,663,113

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	78,890
Republic of Colombia
7.375%, 3/18/19		150,000	181,179

Total Colombia			260,069

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19(m)	EUR	376,000	571,572

France (1.3%)
BNP Paribas S.A.
2.400%, 12/12/18		$350,000	348,610
5.000%, 1/15/21		131,000	145,860
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	300,000	473,700
France Government Bond OAT
1.000%, 11/25/18		1,800,000	2,498,824
Sanofi S.A.
1.250%, 4/10/18		$75,000	73,263
4.000%, 3/29/21		94,000	100,905
Total Capital International S.A.
2.125%, 1/10/19		100,000	100,174
2.700%, 1/25/23		113,000	107,143
Total Capital S.A.
3.125%, 10/2/15		56,000	58,100
4.450%, 6/24/20		75,000	82,284

Total France			3,988,863

Germany (1.3%)
Daimler AG
2.000%, 6/25/21(m)	EUR	250,000	346,507
2.250%, 1/24/22(b)(m)		210,000	294,176
Deutsche Bank AG/London
1.400%, 2/13/17		$100,000	99,902
6.000%, 9/1/17		150,000	171,195
2.500%, 2/13/19		100,000	100,007
KfW
0.500%, 9/30/15		500,000	499,047
0.500%, 4/19/16		376,000	372,561
1.250%, 2/15/17		188,000	187,600
0.750%, 3/17/17		150,000	148,826
2.750%, 9/8/20		564,000	575,717
2.000%, 10/4/22		188,000	176,536
5.000%, 3/19/24	AUD	890,000	839,205
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$113,000	116,367
5.125%, 2/1/17		56,000	62,408

Total Germany			3,990,054

Hungary (0.9%)
Republic of Hungary
6.000%, 11/24/23	HUF	557,450,000	2,606,735

Ireland (0.3%)
GE Capital European Funding
2.625%, 3/15/23(m)	EUR	550,000	777,844

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21(b)§		$200,000	210,000
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		113,000	104,983

Total Israel			314,983

Italy (3.1%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	206,902
Italy Buoni Poliennali Del Tesoro
4.750%, 9/1/28(b)(m)	EUR	2,210,000	3,380,274
5.500%, 11/1/22		2,085,000	3,396,197
4.500%, 3/1/24		975,000	1,481,512
Marcolin S.p.A.
8.500%, 11/15/19§		200,000	291,373
Republic of Italy
4.750%, 1/25/16		$100,000	105,837
5.250%, 9/20/16		244,000	263,509
Snai S.p.A.
7.625%, 6/15/18§	EUR	100,000	146,031

Total Italy			9,271,635

Japan (0.2%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	206,509
2.500%, 5/18/16		100,000	104,212
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	109,557
ORIX Corp.
5.000%, 1/12/16		47,000	50,240
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	252,175

Total Japan			722,693

Luxembourg (0.5%)
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	225,000	330,894
CNH Industrial Finance Europe S.A.
6.250%, 3/9/18(m)		150,000	234,504
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	107,867
Gestamp Funding Luxembourg S.A.
5.875%, 5/31/20(m)	EUR	115,000	168,530
HeidelbergCement Finance Luxembourg S.A.
8.500%, 10/31/19(m)		135,000	239,918
Numericable Finance & Co. S.C.A.
12.375%, 2/15/19(m)		65,000	110,143
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	91,867
Telenet Finance V Luxembourg S.C.A.
6.250%, 8/15/22(m)	EUR	169,000	254,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Tyco Electronics Group S.A.
6.550%, 10/1/17		$75,000	$86,470

Total Luxembourg			1,624,762

Malaysia (1.4%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	6,650,000	2,078,596
3.314%, 10/31/17		7,147,000	2,168,383

Total Malaysia			4,246,979

Mexico (2.1%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	123,789
3.000%, 7/12/21	EUR	526,000	758,159
Mexican Bonos
4.750%, 6/14/18	MXN	57,350,000	4,354,104
Petroleos Mexicanos
3.125%, 1/23/19§		$150,000	153,592
3.500%, 1/30/23		94,000	88,642
United Mexican States
5.625%, 1/15/17		282,000	313,914
5.125%, 1/15/20		150,000	167,624
3.500%, 1/21/21		50,000	50,685
4.000%, 10/2/23		150,000	151,749

Total Mexico			6,162,258

Netherlands (1.1%)
ASML Holding N.V.
3.375%, 9/19/23(m)	EUR	450,000	647,038
British American Tobacco Holdings B.V.
4.875%, 2/24/21		317,000	517,231
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.875%, 2/8/22		$188,000	194,748
4.625%, 12/1/23		250,000	256,459
Diageo Finance B.V.
5.300%, 10/28/15		56,000	60,075
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22(b)(m)	EUR	100,000	151,437
Grupo Isolux Corsan Finance B.V.
6.625%, 4/15/21(b)§		100,000	138,109
InterXion Holding N.V.
6.000%, 7/15/20§		75,000	111,461
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	96,527
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	231,792
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	360,151
Petrobras Global Finance B.V.
3.250%, 3/17/17		250,000	248,775
Shell International Finance B.V.
4.300%, 9/22/19		188,000	207,050
3.400%, 8/12/23		50,000	50,131

Total Netherlands			3,270,984

New Zealand (1.5%)
New Zealand Government Bond
5.500%, 4/15/23	NZD	4,850,000	4,485,019

Norway (1.0%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	15,050,000	2,701,802
Statoil ASA
3.125%, 8/17/17		$38,000	40,089
5.250%, 4/15/19		94,000	106,969

Total Norway			2,848,860

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	93,004

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	223,015

Poland (1.6%)
Republic of Poland
5.000%, 10/19/15		38,000	40,534
6.375%, 7/15/19		225,000	264,589
5.000%, 3/23/22		38,000	41,546
4.000%, 10/25/23	PLN	13,500,000	4,382,432
4.000%, 1/22/24		$100,000	100,455

Total Poland			4,829,556

Russia (0.9%)
Russian Federal Bond - OFZ
7.500%, 3/15/18	RUB	91,423,000	2,546,678

South Africa (0.9%)
Republic of South Africa
7.750%, 2/28/23	ZAR	28,650,000	2,627,076

South Korea (1.5%)
Korea Development Bank
3.250%, 3/9/16		$150,000	156,028
Republic of Korea
5.250%, 3/10/27	KRW	3,920,000,000	4,285,520

Total South Korea			4,441,548

Spain (2.7%)
Spain Government Bond
4.400%, 10/31/23(m)	EUR	2,010,000	3,048,753
3.800%, 4/30/24(m)		865,000	1,248,653
5.150%, 10/31/28(b)(m)		2,300,000	3,661,945
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$113,000	125,249
5.462%, 2/16/21		94,000	103,152

Total Spain			8,187,752

Supranational (2.1%)
Asian Development Bank
1.750%, 9/11/18		100,000	100,269
Eurofima
6.250%, 12/28/18(m)	AUD	750,000	760,955
European Bank for Reconstruction & Development
1.625%, 9/3/15		$131,000	133,268
1.625%, 11/15/18		200,000	198,732
European Investment Bank
1.625%, 9/1/15		188,000	191,112
4.625%, 10/20/15		526,000	559,606
4.875%, 2/16/16		113,000	122,056
0.625%, 4/15/16		250,000	250,046
5.125%, 9/13/16		75,000	82,834
1.125%, 12/15/16		250,000	251,277
0.875%, 4/18/17		250,000	250,124
1.000%, 12/15/17		376,000	370,287
1.625%, 12/18/18		250,000	247,264
6.500%, 8/7/19	AUD	875,000	901,893
Inter-American Development Bank
2.250%, 7/15/15		$188,000	192,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 9/13/16		$197,000	$217,526
3.875%, 2/14/20		94,000	102,560
International Bank for Reconstruction & Development
2.375%, 5/26/15		188,000	192,299
0.375%, 11/16/15		250,000	249,701
2.125%, 3/15/16		188,000	193,929
2.125%, 2/13/23		131,000	125,883
International Finance Corp.
0.625%, 12/21/17		376,000	365,919
Nordic Investment Bank
0.750%, 1/17/18		376,000	367,482

Total Supranational			6,427,528

Sweden (1.5%)
Republic of Sweden
3.750%, 8/12/17	SEK	16,745,000	2,816,126
1.500%, 11/13/23		10,750,000	1,572,389
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		$56,000	56,783

Total Sweden			4,445,298

Switzerland (0.1%)
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	269,817
UBS AG/Connecticut
5.875%, 7/15/16		100,000	110,252

Total Switzerland			380,069

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		338,000	373,490
3.250%, 3/23/23		200,000	174,750

Total Turkey			548,240

United Kingdom (1.8%)
Arqiva Broadcast Finance plc
9.500%, 3/31/20§	GBP	50,000	95,028
AstraZeneca plc
5.900%, 9/15/17		$75,000	86,089
Bakkavor Finance 2 plc
8.750%, 6/15/20(m)	GBP	100,000	185,887
Barclays Bank plc
5.140%, 10/14/20		$131,000	138,908
BP Capital Markets plc
2.994%, 2/18/19(m)	EUR	451,000	665,868
3.125%, 10/1/15		$188,000	195,303
3.200%, 3/11/16		150,000	156,941
1.375%, 5/10/18		131,000	128,039
2.237%, 5/10/19		150,000	148,773
4.500%, 10/1/20		38,000	41,575
3.245%, 5/6/22		75,000	74,229
British Sky Broadcasting Group plc
3.125%, 11/26/22§		150,000	144,539
British Telecommunications plc
5.950%, 1/15/18		100,000	114,192
Diageo Capital plc
5.500%, 9/30/16		113,000	125,356
Ensco plc
3.250%, 3/15/16		19,000	19,832
GlaxoSmithKline Capital plc
1.500%, 5/8/17		75,000	75,561
Heathrow Funding Ltd.
4.600%, 2/15/18(m)	EUR	344,000	530,789
HSBC Holdings plc
5.100%, 4/5/21		$150,000	166,915
Jaguar Land Rover Automotive plc
8.250%, 3/15/20(m)	GBP	169,000	319,432
Lloyds Bank plc
2.300%, 11/27/18		$200,000	200,272
Phones4u Finance plc
9.500%, 4/1/18(m)	GBP	150,000	262,576
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	112,878
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,787
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	106,257
United Utilities Water plc
4.250%, 1/24/20	EUR	376,000	588,410
Virgin Media Finance plc
8.875%, 10/15/19	GBP	144,000	257,619
Vodafone Group plc
5.450%, 6/10/19		$113,000	129,151
2.950%, 2/19/23		94,000	87,685

Total United Kingdom			5,257,891

United States (61.4%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	64,257
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	91,287
AbbVie, Inc.
2.000%, 11/6/18		131,000	129,806
2.900%, 11/6/22		131,000	125,675
ACE INA Holdings, Inc.
2.600%, 11/23/15		94,000	96,733
Actavis, Inc.
3.250%, 10/1/22		75,000	72,035
Aflac, Inc.
2.650%, 2/15/17		150,000	156,036
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	54,412
Air Lease Corp.
5.625%, 4/1/17		50,000	55,155
Alcoa, Inc.
6.150%, 8/15/20		38,000	41,610
5.870%, 2/23/22		100,000	105,600
Allstate Corp.
3.150%, 6/15/23		94,000	92,394
Altria Group, Inc.
9.700%, 11/10/18		13,000	17,101
9.250%, 8/6/19		42,000	55,227
2.950%, 5/2/23		94,000	87,103
4.000%, 1/31/24		100,000	99,681
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	99,348
American Express Co.
7.000%, 3/19/18		103,000	122,469
2.650%, 12/2/22		203,000	193,471
American Express Credit Corp.
1.750%, 6/12/15		131,000	132,848
American Honda Finance Corp.
1.125%, 10/7/16		250,000	251,080
American International Group, Inc.
5.850%, 1/16/18		94,000	107,215
8.250%, 8/15/18		207,000	258,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/22	$150,000	$164,671
American Tower Corp.
5.050%, 9/1/20	113,000	121,879
5.000%, 2/15/24	100,000	104,268
Ameriprise Financial, Inc.
5.300%, 3/15/20	94,000	106,892
4.000%, 10/15/23	100,000	102,606
Amgen, Inc.
2.300%, 6/15/16	19,000	19,492
3.450%, 10/1/20	188,000	193,339
3.625%, 5/15/22	56,000	57,169
Amphenol Corp.
2.550%, 1/30/19	75,000	74,806
Anadarko Petroleum Corp.
5.950%, 9/15/16	188,000	209,236
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	38,000	42,500
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	100,000	99,968
1.250%, 1/17/18	150,000	147,909
2.625%, 1/17/23	94,000	88,039
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	169,000	194,385
4.375%, 2/15/21	47,000	51,270
Aon Corp.
5.000%, 9/30/20	113,000	125,392
Apache Corp.
5.625%, 1/15/17	85,000	95,347
Apple, Inc.
1.000%, 5/3/18	94,000	91,333
2.400%, 5/3/23	250,000	231,024
Applied Materials, Inc.
4.300%, 6/15/21	75,000	79,905
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, 2/6/17(b)§	100,000	99,521
Associates Corp. of North America
6.950%, 11/1/18	38,000	45,287
AT&T, Inc.
5.500%, 2/1/18	64,000	72,366
2.375%, 11/27/18	250,000	250,308
5.800%, 2/15/19	188,000	216,739
3.875%, 8/15/21	113,000	117,267
2.625%, 12/1/22	94,000	86,949
Atmos Energy Corp.
8.500%, 3/15/19	56,000	71,419
Autodesk, Inc.
1.950%, 12/15/17	28,000	28,179
AutoZone, Inc.
4.000%, 11/15/20	94,000	98,318
AvalonBay Communities, Inc.
3.625%, 10/1/20	100,000	102,707
Avon Products, Inc.
4.600%, 3/15/20	75,000	76,347
Baltimore Gas & Electric Co.
5.900%, 10/1/16	94,000	105,165
Bank of America Corp.
4.750%, 8/1/15	115,000	120,866
5.250%, 12/1/15	38,000	40,391
1.250%, 1/11/16	188,000	188,994
3.750%, 7/12/16	55,000	58,167
5.625%, 10/14/16	115,000	127,087
6.400%, 8/28/17	244,000	280,017
5.650%, 5/1/18	390,000	441,367
2.600%, 1/15/19	200,000	200,502
7.625%, 6/1/19	190,000	233,445
5.625%, 7/1/20	190,000	216,052
4.125%, 1/22/24	100,000	100,848
Bank of New York Mellon Corp.
0.700%, 10/23/15	56,000	56,146
4.150%, 2/1/21	113,000	122,021
Baxter International, Inc.
5.375%, 6/1/18	113,000	127,917
BB&T Corp.
3.200%, 3/15/16	188,000	196,297
2.250%, 2/1/19	100,000	99,874
Beam, Inc.
5.375%, 1/15/16	27,000	28,910
Bear Stearns Cos. LLC
5.300%, 10/30/15	38,000	40,512
4.650%, 7/2/18	75,000	82,338
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	93,602
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,352
Boston Properties LP
5.000%, 6/1/15	128,000	134,186
5.625%, 11/15/20	100,000	113,838
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,687
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	98,129
2.000%, 8/1/22	94,000	85,329
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	158,430
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	85,504
3.050%, 3/15/22	94,000	91,124
3.750%, 4/1/24	25,000	25,094
CA, Inc.
2.875%, 8/15/18	100,000	101,736
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	291,213
Cardinal Health, Inc.
3.200%, 6/15/22	75,000	72,787
Caterpillar Financial Services Corp.
5.500%, 3/15/16	75,000	81,850
1.350%, 9/6/16	100,000	100,984
7.150%, 2/15/19	60,000	73,268
Caterpillar, Inc.
2.600%, 6/26/22	56,000	53,299
CBS Corp.
5.750%, 4/15/20	94,000	106,915
Celgene Corp.
3.950%, 10/15/20	19,000	19,845
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	70,277
CF Industries, Inc.
7.125%, 5/1/20	56,000	66,925
Charles Schwab Corp.
3.225%, 9/1/22	188,000	186,209
Chevron Corp.
3.191%, 6/24/23	75,000	74,358
Chubb Corp.
6.375%, 3/29/67(l)	38,000	42,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Corp.
4.500%, 3/15/21	$94,000	$101,509
Cintas Corp. No. 2
2.850%, 6/1/16	113,000	116,575
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	206,205
3.625%, 3/4/24	100,000	100,904
Citigroup, Inc.
4.587%, 12/15/15	131,000	138,972
5.300%, 1/7/16	94,000	101,053
1.300%, 4/1/16	188,000	188,724
5.850%, 8/2/16	100,000	110,534
6.125%, 11/21/17	188,000	215,201
1.750%, 5/1/18	94,000	92,374
8.500%, 5/22/19	188,000	239,161
5.375%, 8/9/20	38,000	42,669
3.875%, 10/25/23	100,000	99,288
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	56,000	54,555
CNA Financial Corp.
5.875%, 8/15/20	56,000	64,491
Coca-Cola Co.
1.800%, 9/1/16	75,000	77,006
3.150%, 11/15/20	169,000	173,441
3.200%, 11/1/23	100,000	98,615
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	98,360
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	53,863
Comcast Corp.
6.500%, 1/15/17	75,000	85,723
5.150%, 3/1/20	94,000	106,880
Comerica, Inc.
4.800%, 5/1/15	38,000	39,478
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	151,751
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	95,000	102,041
ConAgra Foods, Inc.
3.200%, 1/25/23	94,000	89,871
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	88,505
ConocoPhillips Co.
2.400%, 12/15/22	94,000	88,465
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	150,421
Consumers Energy Co.
6.700%, 9/15/19	94,000	113,842
Continental Resources, Inc.
5.000%, 9/15/22	250,000	262,167
4.500%, 4/15/23	50,000	51,784
Corning, Inc.
4.250%, 8/15/20	56,000	60,808
Costco Wholesale Corp.
5.500%, 3/15/17	38,000	42,647
Credit Suisse USA, Inc.
5.850%, 8/16/16	75,000	83,497
CRH America, Inc.
6.000%, 9/30/16	113,000	126,031
CSX Corp.
7.375%, 2/1/19	98,000	119,293
CVS Caremark Corp.
5.750%, 6/1/17	83,000	94,044
2.250%, 12/5/18	250,000	250,059
Danaher Corp.
2.300%, 6/23/16	94,000	97,170
3.900%, 6/23/21	38,000	40,115
Deere & Co.
4.375%, 10/16/19	131,000	143,762
2.600%, 6/8/22	38,000	36,338
Delphi Corp.
5.000%, 2/15/23	250,000	265,313
Devon Energy Corp.
4.000%, 7/15/21	113,000	118,054
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	38,000	39,427
4.600%, 2/15/21	188,000	198,223
Discovery Communications LLC
5.050%, 6/1/20	38,000	42,232
4.375%, 6/15/21	38,000	40,241
Dollar General Corp.
1.875%, 4/15/18	56,000	54,925
Dominion Gas Holdings LLC
1.050%, 11/1/16§	100,000	98,888
Dominion Resources, Inc.
8.875%, 1/15/19	145,000	183,940
Dover Corp.
4.300%, 3/1/21	94,000	101,776
Dow Chemical Co.
8.550%, 5/15/19	113,000	144,754
4.250%, 11/15/20	94,000	99,664
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	56,000	58,037
DTE Energy Co.
6.350%, 6/1/16	34,000	37,976
Duke Energy Corp.
5.050%, 9/15/19	163,000	181,149
3.950%, 10/15/23	100,000	101,657
Duke Energy Indiana, Inc.
3.750%, 7/15/20	38,000	39,997
Duke Realty LP
5.950%, 2/15/17	188,000	209,543
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	56,000	62,366
6.000%, 7/15/18	282,000	328,353
Eastman Chemical Co.
3.600%, 8/15/22	75,000	74,351
Eaton Corp.
2.750%, 11/2/22	94,000	89,123
eBay, Inc.
3.250%, 10/15/20	38,000	38,832
Ecolab, Inc.
4.350%, 12/8/21	94,000	101,390
Edison International
3.750%, 9/15/17	19,000	20,353
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	75,000	85,883
EMC Corp.
1.875%, 6/1/18	150,000	149,797
Emerson Electric Co.
2.625%, 2/15/23	94,000	89,918
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	157,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Entergy Corp.
5.125%, 9/15/20	$113,000	$121,621
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	91,633
3.900%, 2/15/24	50,000	50,039
EOG Resources, Inc.
5.625%, 6/1/19	28,000	32,346
4.100%, 2/1/21	75,000	80,419
EQT Corp.
4.875%, 11/15/21	94,000	99,618
Expedia, Inc.
5.950%, 8/15/20	56,000	62,020
Express Scripts Holding Co.
3.125%, 5/15/16	188,000	196,091
3.900%, 2/15/22	94,000	96,542
Exxon Mobil Corp.
3.176%, 3/15/24	100,000	99,796
Federal Farm Credit Bank
4.875%, 1/17/17	383,000	425,564
Federal Home Loan Bank
0.375%, 8/28/15	1,000,000	1,001,637
5.250%, 6/5/17	1,015,000	1,140,478
Federal Home Loan Mortgage Corp.
0.500%, 5/13/16	751,000	750,689
2.000%, 8/25/16	131,000	135,263
0.875%, 10/14/16	500,000	501,141
0.850%, 11/28/16	700,000	699,521
5.125%, 11/17/17	575,000	653,924
0.875%, 3/7/18	500,000	489,532
2.375%, 1/13/22	1,864,000	1,817,676
Federal National Mortgage Association
0.500%, 7/2/15	657,000	659,292
1.250%, 9/28/16	400,000	405,460
0.750%, 11/14/16	650,000	649,299
0.750%, 11/25/16	400,000	399,917
5.375%, 6/12/17	488,000	553,884
0.875%, 5/21/18	188,000	183,187
1.625%, 11/27/18	350,000	348,454
FedEx Corp.
2.625%, 8/1/22	19,000	17,709
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	70,909
Fifth Third Bancorp
3.625%, 1/25/16	150,000	157,361
2.300%, 3/1/19	75,000	74,264
Financing Corp.
9.800%, 4/6/18	150,000	199,354
Fiserv, Inc.
4.750%, 6/15/21	56,000	59,602
Flowserve Corp.
4.000%, 11/15/23	50,000	49,715
Ford Motor Credit Co. LLC
1.500%, 1/17/17	200,000	199,574
4.250%, 2/3/17	200,000	214,608
3.000%, 6/12/17	200,000	207,282
2.875%, 10/1/18	200,000	203,964
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	100,000	99,815
3.100%, 3/15/20	94,000	91,822
3.550%, 3/1/22	94,000	89,859
Gap, Inc.
5.950%, 4/12/21	56,000	62,988
GATX Corp.
2.375%, 7/30/18	94,000	93,669
General Dynamics Corp.
3.875%, 7/15/21	38,000	40,208
2.250%, 11/15/22	56,000	51,623
General Electric Capital Corp.
2.250%, 11/9/15	94,000	96,406
1.000%, 1/8/16	188,000	188,942
5.000%, 1/8/16	38,000	40,926
1.500%, 7/12/16	188,000	190,293
5.400%, 2/15/17	113,000	125,952
5.625%, 9/15/17	38,000	43,059
6.000%, 8/7/19	250,000	294,226
5.300%, 2/11/21	263,000	294,654
3.100%, 1/9/23	75,000	73,030
6.375%, 11/15/67(l)	75,000	82,125
General Electric Co.
5.250%, 12/6/17	75,000	85,251
2.700%, 10/9/22	75,000	72,715
General Mills, Inc.
5.650%, 2/15/19	94,000	108,461
Genworth Holdings, Inc.
7.200%, 2/15/21	94,000	112,015
Georgia Power Co.
3.000%, 4/15/16	94,000	98,397
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	122,667
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	94,000	107,943
2.800%, 3/18/23	94,000	89,788
Goldman Sachs Group, Inc.
5.750%, 10/1/16	225,000	249,460
5.625%, 1/15/17	207,000	229,651
6.150%, 4/1/18	282,000	322,148
2.625%, 1/31/19	275,000	273,762
6.000%, 6/15/20	188,000	216,112
3.625%, 1/22/23	56,000	55,113
Google, Inc.
2.125%, 5/19/16	75,000	77,510
Great Plains Energy, Inc.
4.850%, 6/1/21	38,000	40,648
Halliburton Co.
3.250%, 11/15/21	150,000	153,470
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	56,000	63,317
HCP, Inc.
3.750%, 2/1/16	38,000	39,974
6.000%, 1/30/17	96,000	107,768
2.625%, 2/1/20	94,000	91,150
Health Care REIT, Inc.
3.625%, 3/15/16	38,000	39,841
4.700%, 9/15/17	188,000	205,490
Hewlett-Packard Co.
5.500%, 3/1/18	225,000	253,804
2.750%, 1/14/19	100,000	100,717
Hillshire Brands Co.
2.750%, 9/15/15	94,000	96,481
Historic TW, Inc.
6.875%, 6/15/18	38,000	45,121
Home Depot, Inc.
5.400%, 3/1/16	188,000	205,033
Honeywell International, Inc.
5.400%, 3/15/16	150,000	163,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.300%, 3/1/18		$64,000	$72,528
Hospitality Properties Trust
6.300%, 6/15/16		97,000	104,345
HSBC Finance Corp.
5.500%, 1/19/16		131,000	140,961
6.676%, 1/15/21		83,000	97,063
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,282
ING US, Inc.
5.500%, 7/15/22		100,000	112,190
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	41,271
Intel Corp.
3.300%, 10/1/21		94,000	95,815
2.700%, 12/15/22		75,000	71,730
IntercontinentalExchange Group, Inc.
2.500%, 10/15/18		200,000	202,482
International Business Machines Corp.
0.450%, 5/6/16		131,000	130,434
5.700%, 9/14/17		301,000	344,216
1.950%, 2/12/19		150,000	149,222
International Paper Co.
7.500%, 8/15/21		94,000	117,520
4.750%, 2/15/22		56,000	60,528
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	261,027
Jefferies Group LLC
5.125%, 4/13/18		$75,000	81,362
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,269
Johnson & Johnson
3.375%, 12/5/23		50,000	51,265
JPMorgan Chase & Co.
5.150%, 10/1/15		113,000	119,744
1.125%, 2/26/16		438,000	439,741
1.350%, 2/15/17		150,000	149,851
6.000%, 1/15/18		376,000	431,885
1.625%, 5/15/18		94,000	92,450
4.250%, 10/15/20		376,000	403,521
3.250%, 9/23/22		301,000	296,476
3.200%, 1/25/23		131,000	127,011
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	39,483
Kellogg Co.
4.000%, 12/15/20		94,000	98,785
KeyCorp
5.100%, 3/24/21		75,000	83,799
Kimberly-Clark Corp.
4.875%, 8/15/15		225,000	237,607
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	176,299
3.500%, 3/1/21		250,000	248,912
Kohl’s Corp.
4.750%, 12/15/23		50,000	51,750
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	112,075
Kroger Co.
2.300%, 1/15/19		250,000	247,778
6.150%, 1/15/20		94,000	109,768
L-3 Communications Corp.
3.950%, 11/15/16		56,000	59,457
4.950%, 2/15/21		56,000	60,008
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	99,764
Leucadia National Corp.
5.500%, 10/18/23		50,000	51,813
LG&E and KU Energy LLC
3.750%, 11/15/20		75,000	76,762
Liberty Property LP
4.125%, 6/15/22		56,000	56,761
Life Technologies Corp.
5.000%, 1/15/21		75,000	82,969
Lincoln National Corp.
4.850%, 6/24/21		56,000	61,598
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	121,723
Lorillard Tobacco Co.
6.875%, 5/1/20		38,000	44,337
Lowe’s Cos., Inc.
5.400%, 10/15/16		56,000	61,998
Marathon Oil Corp.
2.800%, 11/1/22		75,000	70,545
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	104,877
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		77,000	100,208
McDonald’s Corp.
5.350%, 3/1/18		75,000	85,044
McKesson Corp.
3.250%, 3/1/16		131,000	136,667
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	44,899
4.125%, 9/15/20		75,000	78,590
Medtronic, Inc.
4.450%, 3/15/20		94,000	103,684
2.750%, 4/1/23		56,000	53,378
Merck & Co., Inc.
1.300%, 5/18/18		94,000	92,143
MetLife, Inc.
6.817%, 8/15/18		68,000	81,424
4.750%, 2/8/21		100,000	111,705
Microsoft Corp.
1.000%, 5/1/18		113,000	110,649
1.625%, 12/6/18		150,000	148,657
3.000%, 10/1/20		56,000	57,638
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		56,000	63,733
2.000%, 11/15/18§		130,000	128,288
Mondelez International, Inc.
2.250%, 2/1/19		100,000	98,997
5.375%, 2/10/20		90,000	102,008
Moody’s Corp.
4.500%, 9/1/22		19,000	19,637
Morgan Stanley
1.750%, 2/25/16		250,000	253,155
4.750%, 3/22/17		94,000	102,505
6.625%, 4/1/18		225,000	262,181
2.500%, 1/24/19		150,000	149,170
7.300%, 5/13/19		282,000	341,629
5.750%, 1/25/21		188,000	214,849
3.750%, 2/25/23		56,000	55,602
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	55,169
Murphy Oil Corp.
3.700%, 12/1/22		75,000	72,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Murray Street Investment Trust I
4.647%, 3/9/17(e)	$94,000	$101,761
Nabors Industries, Inc.
4.625%, 9/15/21	94,000	96,704
NASDAQ OMX Group, Inc.
5.550%, 1/15/20	75,000	82,233
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	106,834
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	75,000	84,289
2.150%, 2/1/19	200,000	199,176
NBCUniversal Media LLC
2.875%, 4/1/16	250,000	259,748
4.375%, 4/1/21	150,000	162,614
2.875%, 1/15/23	94,000	90,126
NetApp, Inc.
2.000%, 12/15/17	38,000	38,448
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,624
Newmont Mining Corp.
3.500%, 3/15/22	94,000	85,293
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	56,000	62,505
2.700%, 9/15/19	150,000	148,964
NiSource Finance Corp.
6.125%, 3/1/22	100,000	116,145
Noble Energy, Inc.
4.150%, 12/15/21	94,000	99,261
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	118,990
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,303
Occidental Petroleum Corp.
4.125%, 6/1/16	150,000	160,314
2.700%, 2/15/23	94,000	88,837
Omnicom Group, Inc.
5.900%, 4/15/16	38,000	41,647
4.450%, 8/15/20	38,000	40,757
3.625%, 5/1/22	19,000	18,821
ONEOK Partners LP
8.625%, 3/1/19	94,000	118,216
Oracle Corp.
5.750%, 4/15/18	188,000	217,332
2.500%, 10/15/22	75,000	70,693
Pacific Gas & Electric Co.
8.250%, 10/15/18	38,000	47,332
3.500%, 10/1/20	56,000	57,588
Pemex Project Funding Master Trust
5.750%, 3/1/18	357,000	396,270
PepsiCo, Inc.
5.000%, 6/1/18	94,000	105,608
7.900%, 11/1/18	19,000	23,794
3.125%, 11/1/20	150,000	153,355
2.750%, 3/1/23	200,000	189,948
Pfizer, Inc.
4.650%, 3/1/18	38,000	42,231
6.200%, 3/15/19	94,000	111,402
Philip Morris International, Inc.
5.650%, 5/16/18	75,000	86,229
3.600%, 11/15/23	50,000	49,748
Phillips 66
2.950%, 5/1/17	56,000	58,473
Pitney Bowes, Inc.
4.750%, 5/15/18	38,000	40,452
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	79,000	92,412
3.850%, 10/15/23	150,000	149,616
PNC Funding Corp.
5.250%, 11/15/15	75,000	80,101
5.125%, 2/8/20	188,000	211,663
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	48,533
Precision Castparts Corp.
2.500%, 1/15/23	38,000	35,403
Pride International, Inc.
8.500%, 6/15/19	75,000	94,855
Procter & Gamble Co.
4.850%, 12/15/15	38,000	40,736
4.700%, 2/15/19	131,000	147,308
Progress Energy, Inc.
4.400%, 1/15/21	94,000	101,053
Progressive Corp.
3.750%, 8/23/21	56,000	58,772
Prologis LP
4.500%, 8/15/17	38,000	40,982
6.875%, 3/15/20	34,000	40,193
3.350%, 2/1/21	150,000	148,772
Prudential Financial, Inc.
7.375%, 6/15/19	150,000	184,473
5.875%, 9/15/42(l)	100,000	104,625
PSEG Power LLC
5.500%, 12/1/15	85,000	91,520
Quest Diagnostics, Inc.
3.200%, 4/1/16	188,000	195,434
Raytheon Co.
3.125%, 10/15/20	94,000	96,368
Realty Income Corp.
3.250%, 10/15/22	56,000	53,246
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	52,924
Republic Services, Inc.
5.250%, 11/15/21	94,000	104,568
Reynolds American, Inc.
3.250%, 11/1/22	56,000	52,971
Roper Industries, Inc.
3.125%, 11/15/22	75,000	70,796
Rowan Cos., Inc.
4.875%, 6/1/22	28,000	29,129
Ryder System, Inc.
3.500%, 6/1/17	75,000	79,001
Safeway, Inc.
5.000%, 8/15/19	43,000	44,021
3.950%, 8/15/20	19,000	19,285
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	102,760
Simon Property Group LP
6.100%, 5/1/16	45,000	49,211
2.200%, 2/1/19	250,000	249,652
5.650%, 2/1/20	188,000	217,816
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,130
Southwest Airlines Co.
5.125%, 3/1/17	38,000	41,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Electric Power Co.
6.450%, 1/15/19	$56,000	$65,245
Southwestern Energy Co.
4.100%, 3/15/22	94,000	96,329
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	53,353
Starbucks Corp.
3.850%, 10/1/23	50,000	50,773
State of California, Various Purposes, General Obligation Bonds
3.950%, 11/1/15	95,000	99,959
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	190,000	207,594
5.877%, 3/1/19	40,000	44,798
State Street Bank & Trust Co.
5.300%, 1/15/16	100,000	108,103
State Street Corp.
4.375%, 3/7/21	200,000	220,835
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	56,000	58,865
3.500%, 1/20/17	94,000	98,956
Target Corp.
6.000%, 1/15/18	100,000	115,100
Tennessee Valley Authority
5.500%, 7/18/17	676,000	770,090
6.250%, 12/15/17	38,000	44,819
4.500%, 4/1/18	94,000	104,425
Textron, Inc.
4.300%, 3/1/24	100,000	101,726
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	250,000	249,437
3.600%, 8/15/21	160,000	163,274
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	249,516
Time Warner, Inc.
4.700%, 1/15/21	188,000	205,903
Toyota Motor Credit Corp.
2.800%, 1/11/16	188,000	195,116
0.800%, 5/17/16	56,000	56,031
2.000%, 10/24/18	200,000	199,801
3.300%, 1/12/22	94,000	94,713
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	129,072
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	78,188
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	194,219
U.S. Bank N.A./Ohio
4.800%, 4/15/15	38,000	39,698
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	154,219
7.125%, 2/15/23	188,000	256,682
U.S. Treasury Notes
0.375%, 4/15/15	551,000	552,291
2.500%, 4/30/15	2,100,000	2,152,879
0.250%, 5/15/15	1,127,000	1,128,227
4.125%, 5/15/15	827,000	863,601
0.375%, 6/15/15	2,250,000	2,255,790
1.875%, 6/30/15	1,127,000	1,150,811
1.750%, 7/31/15	4,850,000	4,950,931
0.250%, 8/15/15	2,630,000	2,632,132
1.250%, 9/30/15	4,815,000	4,888,118
0.250%, 10/31/15	1,500,000	1,499,648
1.250%, 10/31/15	3,005,000	3,051,469
0.375%, 11/15/15	1,127,000	1,128,711
2.125%, 12/31/15	6,878,000	7,091,896
2.625%, 4/30/16	463,000	483,695
5.125%, 5/15/16	3,238,000	3,554,717
1.750%, 5/31/16	3,650,000	3,746,989
1.500%, 6/30/16	376,000	383,872
4.875%, 8/15/16	526,000	578,929
1.000%, 8/31/16	1,691,000	1,705,945
0.625%, 10/15/16	2,000,000	1,996,719
3.125%, 10/31/16	465,000	493,822
0.875%, 12/31/16	2,500,000	2,505,860
0.750%, 1/15/17	300,000	299,555
3.250%, 3/31/17	406,000	434,206
0.875%, 4/30/17	1,503,000	1,499,624
4.500%, 5/15/17	1,615,000	1,789,906
0.625%, 5/31/17	1,014,000	1,002,275
2.750%, 5/31/17	1,127,000	1,188,644
2.500%, 6/30/17	1,987,000	2,079,520
4.750%, 8/15/17	2,776,000	3,112,644
0.625%, 8/31/17	1,691,000	1,662,266
1.875%, 8/31/17	1,623,000	1,664,066
1.875%, 9/30/17	2,141,000	2,193,187
0.750%, 10/31/17	1,127,000	1,108,785
1.875%, 10/31/17	1,089,000	1,114,832
4.250%, 11/15/17	1,063,000	1,177,688
0.750%, 12/31/17	3,193,000	3,130,793
2.750%, 12/31/17	2,149,000	2,266,062
0.750%, 2/28/18	1,503,000	1,468,360
2.750%, 2/28/18	939,000	989,884
0.625%, 4/30/18	2,818,000	2,729,662
2.625%, 4/30/18	939,000	984,850
1.375%, 6/30/18	376,000	374,241
1.375%, 7/31/18	880,000	874,775
1.500%, 8/31/18	51,000	50,907
1.250%, 10/31/18	2,350,000	2,312,455
1.250%, 11/30/18	1,700,000	1,670,267
1.500%, 12/31/18	3,005,000	2,982,404
1.250%, 1/31/19	450,000	440,859
1.375%, 2/28/19	1,938,000	1,906,564
1.500%, 2/28/19	600,000	594,012
3.625%, 8/15/19	843,000	920,368
3.375%, 11/15/19	1,469,000	1,584,096
3.625%, 2/15/20	1,011,000	1,103,234
3.500%, 5/15/20	351,000	380,256
1.375%, 5/31/20	639,000	612,055
2.625%, 8/15/20	376,000	386,663
2.000%, 9/30/20	550,000	543,490
2.625%, 11/15/20	1,774,000	1,819,753
2.000%, 11/30/20	600,000	591,006
2.375%, 12/31/20	350,000	352,731
3.625%, 2/15/21	3,200,000	3,481,000
3.125%, 5/15/21	1,446,000	1,523,059
2.125%, 8/15/21	188,000	184,760
2.000%, 11/15/21	1,722,000	1,670,878
2.000%, 2/15/22	488,000	471,830
1.750%, 5/15/22	564,000	532,203
1.625%, 8/15/22	1,503,000	1,397,555
1.625%, 11/15/22	376,000	347,947
2.000%, 2/15/23	2,742,000	2,607,578
1.750%, 5/15/23	1,200,000	1,111,676
2.500%, 8/15/23	750,000	739,292
2.750%, 11/15/23	1,950,000	1,958,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/24	$2,050,000	$2,054,765
Unilever Capital Corp.
2.750%, 2/10/16	150,000	156,019
Union Pacific Corp.
5.700%, 8/15/18	94,000	107,949
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	77,188
United Technologies Corp.
4.875%, 5/1/15	19,000	19,911
6.125%, 2/1/19	108,000	127,501
3.100%, 6/1/22	56,000	55,775
UnitedHealth Group, Inc.
5.375%, 3/15/16	75,000	81,761
6.000%, 2/15/18	56,000	64,540
URS Corp.
3.850%, 4/1/17	56,000	58,094
Valero Energy Corp.
6.125%, 2/1/20	56,000	65,072
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	38,000	39,372
Verizon Communications, Inc.
2.500%, 9/15/16	200,000	206,777
2.550%, 6/17/19	250,000	250,653
4.500%, 9/15/20	100,000	108,626
2.450%, 11/1/22	94,000	85,229
5.150%, 9/15/23	400,000	437,672
Viacom, Inc.
3.500%, 4/1/17	94,000	99,621
3.875%, 12/15/21	75,000	76,836
Virginia Electric & Power Co.
5.400%, 1/15/16	38,000	41,217
Wachovia Corp.
5.750%, 6/15/17	188,000	214,161
Walgreen Co.
3.100%, 9/15/22	19,000	18,214
Wal-Mart Stores, Inc.
1.950%, 12/15/18	250,000	250,392
3.625%, 7/8/20	113,000	118,908
3.250%, 10/25/20	113,000	116,601
Walt Disney Co.
3.750%, 6/1/21	19,000	20,016
Waste Management, Inc.
7.375%, 3/11/19	31,000	37,577
WellPoint, Inc.
5.250%, 1/15/16	188,000	202,265
2.300%, 7/15/18	250,000	250,867
Wells Fargo & Co.
5.125%, 9/15/16	38,000	41,715
5.625%, 12/11/17	263,000	299,385
1.500%, 1/16/18	94,000	92,999
2.150%, 1/15/19	150,000	149,630
3.500%, 3/8/22	56,000	57,072
3.450%, 2/13/23	94,000	90,979
Western Union Co.
5.930%, 10/1/16	38,000	42,075
Williams Partners LP
4.125%, 11/15/20	150,000	155,395
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	74,617
Wyndham Worldwide Corp.
4.250%, 3/1/22	56,000	56,560
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	104,244
Xerox Corp.
2.950%, 3/15/17	94,000	97,429
6.350%, 5/15/18	38,000	43,982
Yum! Brands, Inc.
3.875%, 11/1/20	75,000	77,693
Zoetis, Inc.
3.250%, 2/1/23	85,000	82,154

Total United States		183,213,823

Total Investments (98.7%) (Cost $287,210,459)		294,589,546
Other Assets Less Liabilities (1.3%)		4,015,448

Net Assets (100%)		$298,604,994

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $2,258,507 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $23,957,452 or 8.0% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

EUR — European Currency Unit

GBP — British Pound

HUF — Hungary Forint

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. Japanese Yen, expiring 6/11/14#	JPMorgan Chase Bank	1,600	275,672	$2,666,021	$2,671,850	$(5,829)
British Pound vs. European Union Euro, expiring 5/27/14#	JPMorgan Chase Bank	1,065	1,285	1,774,774	1,769,846	4,928
Norwegian Krone vs. U.S. Dollar, expiring 5/12/14	JPMorgan Chase Bank	16,250	2,725	2,709,629	2,725,381	(15,752)
Australian Dollar vs. Japanese Yen, expiring 6/17/14#	JPMorgan Chase Bank	2,950	272,408	2,721,492	2,640,299	81,193
Canadian Dollar vs. U.S. Dollar, expiring 4/28/14	JPMorgan Chase Bank	5,300	4,742	4,791,344	4,741,541	49,803
Japanese Yen vs. U.S. Dollar, expiring 4/14/14	JPMorgan Chase Bank	680,000	6,480	6,588,632	6,479,609	109,023
Japanese Yen vs. U.S. Dollar, expiring 4/28/14	JPMorgan Chase Bank	430,000	4,201	4,166,656	4,200,556	(33,900)
Japanese Yen vs. U.S. Dollar, expiring 4/28/14	JPMorgan Chase Bank	265,000	2,602	2,567,822	2,601,814	(33,992)
Japanese Yen vs. U.S. Dollar, expiring 5/7/14	JPMorgan Chase Bank	930,000	9,184	9,012,038	9,183,870	(171,832)
Japanese Yen vs. U.S. Dollar, expiring 6/30/14	JPMorgan Chase Bank	430,000	4,206	4,168,025	4,205,811	(37,786)
U.S. Dollar vs. Malaysian Ringgit, expiring 4/14/14	State Street Bank & Trust	3,731	12,300	3,731,457	3,763,389	(31,932)
U.S. Dollar vs. Malaysian Ringgit, expiring 4/14/14	State Street Bank & Trust	506	1,700	506,253	520,143	(13,890)
U.S. Dollar vs. Korean Won, expiring 4/28/14	State Street Bank & Trust	4,213	4,600,000	4,212,801	4,315,876	(103,075)
U.S. Dollar vs. Swedish Krona, expiring 4/30/14	JPMorgan Chase Bank	4,362	28,120	4,361,516	4,342,759	18,757
U.S. Dollar vs. British Pound, expiring 5/27/14	JPMorgan Chase Bank	1,134	680	1,133,764	1,133,189	575
U.S. Dollar vs. British Pound, expiring 6/11/14	JPMorgan Chase Bank	888	535	888,002	891,451	(3,449)
U.S. Dollar vs. Canadian Dollar, expiring 4/28/14	JPMorgan Chase Bank	2,525	2,814	2,524,999	2,544,271	(19,272)
U.S. Dollar vs. European Union Euro, expiring 4/22/14.	JPMorgan Chase Bank	963	700	962,626	964,315	(1,689)
U.S. Dollar vs. European Union Euro, expiring 4/22/14.	JPMorgan Chase Bank	445	320	444,855	440,830	4,025
U.S. Dollar vs. European Union Euro, expiring 4/22/14.	JPMorgan Chase Bank	1,787	1,300	1,787,435	1,790,871	(3,436)
U.S. Dollar vs. New Zealand Dollar, expiring 6/13/14	JPMorgan Chase Bank	4,412	5,235	4,412,000	4,516,349	(104,349)
U.S. Dollar vs. Poland Zloty, expiring 5/13/14	JPMorgan Chase Bank	4,405	13,450	4,404,706	4,436,302	(31,596)
U.S. Dollar vs. Australian Dollar, expiring 6/17/14	JPMorgan Chase Bank	8,335	9,220	8,335,461	8,505,815	(170,354)
U.S. Dollar vs. Japanese Yen, expiring 4/28/14	JPMorgan Chase Bank	2,688	275,550	2,688,015	2,670,051	17,964
U.S. Dollar vs. South African Rand, expiring 6/30/14	JPMorgan Chase Bank	761	8,250	760,789	772,676	(11,887)
European Union Euro vs. U.S. Dollar, expiring 4/22/14	JPMorgan Chase Bank	4,500	6,131	6,199,170	6,131,196	67,974
European Union Euro vs. U.S. Dollar, expiring 4/22/14	JPMorgan Chase Bank	1,250	1,702	1,721,992	1,701,825	20,167
European Union Euro vs. U.S. Dollar, expiring 4/22/14	JPMorgan Chase Bank	690	941	950,539	940,856	9,683
European Union Euro vs. U.S. Dollar, expiring 4/22/14	JPMorgan Chase Bank	1,400	1,934	1,928,630	1,934,107	(5,477)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. Norwegian Krone, expiring 5/12/14#	JPMorgan Chase Bank	1,925	16,250	$2,651,384	$2,709,629	$(58,245)

						$(473,650)

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at March 31, 2014 of the currency being purchased, and the U.S. $ Settlement Value is the value at March 31, 2014 of the currency being sold.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$5,507,339	$—	$5,507,339
Consumer Staples	—	7,975,698	—	7,975,698
Energy	—	8,397,998	—	8,397,998
Financials	—	36,311,407	—	36,311,407
Government Securities	—	1,101,582	—	1,101,582
Health Care	—	4,713,225	—	4,713,225
Industrials	—	5,584,926	—	5,584,926
Information Technology	—	4,320,283	—	4,320,283
Materials	—	3,694,923	—	3,694,923
Telecommunication Services	—	5,284,165	—	5,284,165
Utilities	—	5,001,100	—	5,001,100
Forward Currency Contracts	—	384,092	—	384,092
Government Securities
Foreign Governments	—	70,114,450	—	70,114,450
Municipal Bonds	—	454,392	—	454,392
Supranational	—	6,427,528	—	6,427,528
U.S. Government Agencies	—	11,014,272	—	11,014,272
U.S. Treasuries	—	118,686,258	—	118,686,258

Total Assets	$—	$294,973,638	$—	$294,973,638

Liabilities:
Forward Currency Contracts	$—	$(857,742)	$—	$(857,742)

Total Liabilities	$—	$(857,742)	$—	$(857,742)

Total	$—	$294,115,896	$—	$294,115,896

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,050,298
Long-term U.S. government debt securities	20,351,530

$60,401,828

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22.908,371
Long-term U.S. government debt securities	11,753,200

$34,661,571

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,068,885
Aggregate gross unrealized depreciation	(2,697,657)

Net unrealized appreciation	$7,371,228

Federal income tax cost of investments	$287,218,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
YPF S.A. (ADR)	81,011	$2,524,303

Australia (2.3%)
AGL Energy Ltd.	30,417	428,377
ALS Ltd.	20,678	140,652
Alumina Ltd.*	132,164	146,556
Amcor Ltd.	67,707	652,820
AMP Ltd.	163,049	754,213
APA Group	44,133	263,219
Asciano Ltd.	54,769	264,251
ASX Ltd.	10,867	363,693
Aurizon Holdings Ltd.	108,429	518,017
Australia & New Zealand Banking Group Ltd.	150,321	4,619,838
Bank of Queensland Ltd.	17,132	204,625
Bendigo and Adelaide Bank Ltd.	21,488	227,304
BHP Billiton Ltd.	175,076	5,927,414
Boral Ltd.	43,933	230,377
Brambles Ltd.	87,212	749,406
Caltex Australia Ltd.	7,899	162,240
CFS Retail Property Trust Group (REIT)	108,338	189,947
Coca-Cola Amatil Ltd.	31,970	327,149
Cochlear Ltd.	3,198	169,126
Commonwealth Bank of Australia	88,251	6,352,733
Computershare Ltd.	25,485	286,171
Crown Resorts Ltd.	22,992	354,805
CSL Ltd.	26,600	1,716,577
Dexus Property Group (REIT)	283,850	279,084
Echo Entertainment Group Ltd.	41,762	94,952
Federation Centres Ltd. (REIT)	72,578	158,890
Flight Centre Travel Group Ltd.	2,751	134,003
Fortescue Metals Group Ltd.	82,591	404,576
Goodman Group (REIT)	91,791	402,830
GPT Group (REIT)	93,665	317,972
Harvey Norman Holdings Ltd.	32,214	98,654
Iluka Resources Ltd.	23,503	216,182
Incitec Pivot Ltd.	91,448	251,229
Insurance Australia Group Ltd.	121,659	629,641
Leighton Holdings Ltd.	8,797	172,305
Lend Lease Group	30,507	335,498
Macquarie Group Ltd.	15,488	835,372
Metcash Ltd.	49,804	121,018
Mirvac Group (REIT)	191,879	302,619
National Australia Bank Ltd.	128,801	4,244,983
Newcrest Mining Ltd.*	42,877	394,134
Orica Ltd.	20,480	415,810
Origin Energy Ltd.	60,930	807,889
Qantas Airways Ltd.*	57,491	59,025
QBE Insurance Group Ltd.	66,475	790,897
Ramsay Health Care Ltd.	7,559	337,514
REA Group Ltd.	2,757	124,707
Rio Tinto Ltd.	23,785	1,406,855
Santos Ltd.	52,988	663,731
Seek Ltd.	16,137	263,192
Sonic Healthcare Ltd.	20,742	332,386
SP AusNet	93,733	113,908
Stockland Corp., Ltd. (REIT)	124,066	431,638
Suncorp Group Ltd.	69,365	828,323
Sydney Airport	61,766	240,697
Tabcorp Holdings Ltd.	38,958	123,455
Tatts Group Ltd.	78,106	210,170
Telstra Corp., Ltd.	236,739	1,116,685
Toll Holdings Ltd.	38,276	184,703
Transurban Group	79,687	536,689
Treasury Wine Estates Ltd.	32,786	107,389
Wesfarmers Ltd.	61,923	2,366,633
Westfield Group (REIT)	105,009	998,642
Westfield Retail Trust (REIT)	162,816	450,056
Westpac Banking Corp.	170,826	5,478,567
Woodside Petroleum Ltd.	35,863	1,298,255
Woolworths Ltd.	68,805	2,280,205
WorleyParsons Ltd.	11,541	162,125

		56,573,598

Austria (0.4%)
Andritz AG	4,124	255,072
Erste Group Bank AG	130,575	4,469,531
Immofinanz AG*	53,741	251,340
OMV AG	8,270	375,590
Raiffeisen Bank International AG	56,965	1,903,433
Telekom Austria AG	11,646	115,555
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,186	3,416,852
Voestalpine AG	6,335	279,228

		11,066,601

Belgium (0.4%)
Ageas	12,228	545,329
Anheuser-Busch InBev N.V.	44,189	4,644,672
Belgacom S.A.	8,693	272,821
Colruyt S.A.	4,140	228,555
Delhaize Group S.A.	5,696	417,399
Groupe Bruxelles Lambert S.A.	4,529	452,535
KBC Groep N.V.	13,651	841,224
Solvay S.A.	3,328	523,084
Telenet Group Holding N.V.	2,446	150,743
UCB S.A.	6,266	502,418
Umicore S.A.	6,337	323,517

		8,902,297

Bermuda (0.0%)
Nabors Industries Ltd.	11,388	280,714
Seadrill Ltd.	20,719	731,380

		1,012,094

Brazil (1.6%)
AMBEV S.A. (ADR)	886,700	6,570,447
Banco Bradesco S.A.(Preference)	348,019	4,767,047
BM&F Bovespa S.A.	561,000	2,783,984
BRF S.A.	319,735	6,401,746
CCR S.A.	324,964	2,476,257
Embraer S.A. (ADR)	94,324	3,347,559
Itau Unibanco Holding S.A. (Preference) (ADR)	207,071	3,077,075
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
Petroleo Brasileiro S.A.	201,316	1,326,432
Petroleo Brasileiro S.A. (Preference)	537,242	3,717,364
Petroleo Brasileiro S.A. (ADR)	61,813	812,841
Raia Drogasil S.A.	190,778	1,645,450
Ultrapar Participacoes S.A.	102,708	2,469,247
Vale S.A. (ADR)	94,460	1,306,382

		40,701,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Canada (0.1%)
Lululemon Athletica, Inc.*	28,850	$1,517,221

Chile (0.1%)
S.A.C.I. Falabella	292,453	2,584,946

China (1.7%)
Bank of China Ltd., Class H	16,535,000	7,338,675
China Conch Venture Holdings Ltd.*	140,000	358,670
China Construction Bank Corp., Class H	6,057,420	4,243,874
China Life Insurance Co., Ltd., Class H	616,000	1,745,097
China Mengniu Dairy Co., Ltd.	592,000	2,975,586
China Oilfield Services Ltd., Class H	1,520,000	3,587,272
China Pacific Insurance Group Co., Ltd., Class H	505,000	1,805,035
Chongqing Changan Automobile Co., Ltd., Class B	294,400	489,310
Ping An Insurance Group Co. of China Ltd., Class H	109,500	908,659
Qihoo 360 Technology Co., Ltd. (ADR)*	33,967	3,382,434
Sihuan Pharmaceutical Holdings Group Ltd.	1,457,000	1,769,236
TAL Education Group (ADR)*	21,982	495,035
Tencent Holdings Ltd.	137,100	9,545,724
Tsingtao Brewery Co., Ltd., Class H	226,000	1,658,715
Uni-President China Holdings Ltd.	1,338,000	1,124,703
Yangzijiang Shipbuilding Holdings Ltd.	100,497	86,438

		41,514,463

Colombia (0.3%)
Banco Davivienda S.A. (Preference)	61,266	791,635
Bancolombia S.A. (Preference)	119,873	1,668,060
Bancolombia S.A. (ADR)	6,418	362,489
Cementos Argos S.A.	137,421	702,457
Grupo de Inversiones Suramericana S.A.	75,867	1,404,275
Grupo de Inversiones Suramericana S.A. (Preference)	69,900	1,304,462

		6,233,378

Czech Republic (0.1%)
Komercni Banka A/S	14,489	3,460,700

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	30	346,773
A. P. Moller - Maersk A/S, Class B	73	877,632
Carlsberg A/S, Class B	6,002	598,105
Coloplast A/S, Class B	5,847	473,784
Danske Bank A/S	36,595	1,020,448
DSV A/S	9,550	308,593
FLSmidth & Co. A/S	34,863	1,764,094
Novo Nordisk A/S, Class B	109,005	4,972,757
Novozymes A/S, Class B	12,180	536,297
TDC A/S	44,026	406,910
Tryg A/S	1,280	126,574
William Demant Holding A/S*	1,401	120,014

		11,551,981

Finland (0.3%)
Elisa Oyj	7,658	220,523
Fortum Oyj	24,924	566,615
Kone Oyj, Class B	17,472	733,775
Metso Oyj	7,300	238,591
Neste Oil Oyj	6,641	135,397
Nokia Oyj*	205,769	1,515,032
Nokian Renkaat Oyj	6,228	252,388
Orion Oyj, Class B	5,670	171,307
Pohjola Bank plc, Class A	7,244	161,262
Sampo Oyj, Class A	23,951	1,244,363
Stora Enso Oyj, Class R	30,965	331,684
UPM-Kymmene Oyj	29,474	504,725
Wartsila Oyj	9,411	512,822

		6,588,484

France (4.1%)
Accor S.A.	8,293	425,104
Aeroports de Paris S.A.	1,669	208,215
Air Liquide S.A.	17,157	2,327,183
Airbus Group N.V.	135,404	9,710,399
Alcatel-Lucent*	151,651	599,212
Alstom S.A.	11,568	316,377
Arkema S.A.	3,423	388,270
AtoS	3,781	342,143
AXA S.A.‡	98,197	2,556,723
BNP Paribas S.A.	54,583	4,219,611
Bouygues S.A.	10,606	443,282
Bureau Veritas S.A.	12,276	376,288
Cap Gemini S.A.	7,765	588,737
Carrefour S.A.	33,676	1,304,979
Casino Guichard Perrachon S.A.	3,106	370,233
CGG S.A.*	8,906	143,059
Christian Dior S.A.	3,059	589,733
Cie de Saint-Gobain S.A.	22,683	1,373,299
Cie Generale des Etablissements Michelin	10,099	1,265,020
CNP Assurances S.A.	8,494	179,996
Credit Agricole S.A.*	53,447	844,087
Danone S.A.	31,076	2,198,104
Dassault Systemes S.A.	3,427	401,689
Edenred	10,757	337,823
EDF S.A.	13,495	534,424
Essilor International S.A.	11,174	1,129,115
Eurazeo S.A.	1,619	145,653
Eutelsat Communications S.A.	7,564	257,072
Fonciere des Regions (REIT)	1,536	142,253
GDF Suez S.A.	73,409	2,011,555
Gecina S.A. (REIT)	1,202	159,886
Groupe Eurotunnel S.A. (Registered)	30,806	393,592
ICADE (REIT)	2,125	210,437
Iliad S.A.	1,409	406,555
Imerys S.A.	1,999	177,707
J.C. Decaux S.A.	3,474	152,134
Kering	32,366	6,610,587
Klepierre S.A. (REIT)	5,745	257,285
Lafarge S.A.	10,141	794,903
Lagardere S.C.A.	5,779	229,708
Legrand S.A.	14,780	919,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
L’Oreal S.A.	13,245	$2,185,100
LVMH Moet Hennessy Louis Vuitton S.A.	49,816	9,068,602
Natixis S.A.	49,600	364,536
Orange S.A.	101,275	1,497,639
Pernod-Ricard S.A.	11,579	1,349,014
Publicis Groupe S.A.	9,898	895,214
Remy Cointreau S.A.	1,273	102,260
Renault S.A.	10,384	1,011,695
Rexel S.A.	12,100	317,644
Safran S.A.	14,813	1,027,319
Sanofi S.A.	65,453	6,839,841
Schneider Electric S.A.	30,214	2,686,217
SCOR SE	7,825	274,185
Societe BIC S.A.	1,547	203,294
Societe Generale S.A.	86,459	5,337,214
Sodexo S.A.	5,291	555,463
Suez Environnement Co. S.A.	16,182	328,761
Technip S.A.	65,877	6,801,727
Thales S.A.	5,117	339,716
Total S.A.	117,329	7,706,163
Unibail-Rodamco SE (REIT)	5,308	1,380,158
Valeo S.A.	4,100	578,334
Vallourec S.A.	5,796	315,071
Veolia Environnement S.A.	18,969	376,186
Vinci S.A.	26,411	1,967,963
Vivendi S.A.	65,822	1,836,227
Wendel S.A.	1,657	257,778
Zodiac Aerospace	9,680	341,990

		101,986,862

Germany (4.3%)
Adidas AG	11,416	1,236,776
Allianz SE (Registered)	59,801	10,106,326
Axel Springer SE	2,335	149,554
BASF SE	50,331	5,593,621
Bayer AG (Registered)	84,619	11,443,595
Bayerische Motoren Werke (BMW) AG	18,084	2,282,787
Bayerische Motoren Werke (BMW) AG (Preference)	80,680	7,625,970
Beiersdorf AG	5,657	551,701
Brenntag AG	2,790	518,098
Celesio AG	2,749	93,952
Commerzbank AG*	51,928	955,388
Continental AG	5,972	1,431,054
Daimler AG (Registered)	52,849	4,994,496
Deutsche Bank AG (Registered)	169,266	7,571,391
Deutsche Boerse AG	10,679	849,818
Deutsche Lufthansa AG (Registered)*	12,345	323,356
Deutsche Post AG (Registered)	49,758	1,848,344
Deutsche Telekom AG (Registered)	158,847	2,569,298
Deutsche Wohnen AG	16,399	351,785
E.ON SE	98,581	1,926,978
Fraport AG Frankfurt Airport Services Worldwide	1,956	146,279
Fresenius Medical Care AG & Co. KGaA	11,768	821,017
Fresenius SE & Co. KGaA	6,957	1,088,632
Fuchs Petrolub SE (Preference)	1,775	178,043
GEA Group AG	9,804	448,059
Hannover Rueck SE	3,387	302,924
HeidelbergCement AG	7,893	676,356
Henkel AG & Co. KGaA	7,290	732,797
Henkel AG & Co. KGaA (Preference)	9,677	1,041,501
Hochtief AG	1,735	157,646
Hugo Boss AG	1,796	239,192
Infineon Technologies AG	58,722	700,639
K+S AG (Registered)	9,667	317,525
Kabel Deutschland Holding AG	1,216	167,127
Lanxess AG	4,670	352,298
Linde AG	28,799	5,764,592
MAN SE	1,769	225,420
Merck KGaA	3,627	610,722
Metro AG	7,282	297,517
Muenchener Rueckversicherungs AG (Registered)	9,806	2,142,286
OSRAM Licht AG*	4,381	284,525
Porsche Automobil Holding SE (Preference)	8,352	857,707
ProSiebenSat.1 Media AG (Registered)	11,400	522,819
RWE AG	26,549	1,077,210
SAP AG	142,204	11,510,525
Siemens AG (Registered)	79,860	10,747,396
Sky Deutschland AG*	23,589	203,414
Suedzucker AG	4,589	130,857
Telefonica Deutschland Holding AG	13,275	105,807
ThyssenKrupp AG*	24,858	667,322
United Internet AG (Registered)	5,517	259,036
Volkswagen AG	1,657	419,987
Volkswagen AG (Preference)	7,900	2,046,851

		107,668,316

Hong Kong (1.1%)
AIA Group Ltd.	663,000	3,150,012
ASM Pacific Technology Ltd.	14,300	138,824
Bank of East Asia Ltd.	65,800	257,794
Beijing Enterprises Holdings Ltd.	166,500	1,491,878
BOC Hong Kong Holdings Ltd.	207,500	592,404
Cathay Pacific Airways Ltd.	63,000	117,550
Cheung Kong Holdings Ltd.	75,000	1,246,208
Cheung Kong Infrastructure Holdings Ltd.	33,000	211,683
China Mobile Ltd.	448,000	4,070,702
China Overseas Grand Oceans Group Ltd.	88,000	57,976
China Overseas Land & Investment Ltd.	612,000	1,587,706
CLP Holdings Ltd.	96,500	729,858
First Pacific Co., Ltd.	139,500	139,144
Galaxy Entertainment Group Ltd.*	113,000	986,886
Hang Lung Properties Ltd.	126,000	362,564
Hang Seng Bank Ltd.	42,900	684,377
Henderson Land Development Co., Ltd.	58,300	341,212
HKT Trust and HKT Ltd.	107,000	113,016
Hong Kong & China Gas Co., Ltd.	321,714	702,932
Hong Kong Exchanges and Clearing Ltd.	57,500	872,308
Hopewell Holdings Ltd.	30,000	103,311
Hutchison Whampoa Ltd.	116,000	1,539,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hysan Development Co., Ltd.	37,000	$161,268
Kerry Properties Ltd.	39,000	129,998
Li & Fung Ltd.	330,000	489,217
Link REIT (REIT)	127,000	624,990
Michael Kors Holdings Ltd.*	7,822	729,558
MTR Corp., Ltd.	81,000	300,562
New World Development Co., Ltd.	210,500	211,826
Noble Group Ltd.	251,181	237,683
NWS Holdings Ltd.	77,767	131,164
PCCW Ltd.	209,000	104,964
Power Assets Holdings Ltd.	78,000	677,617
Shangri-La Asia Ltd.	86,166	141,507
Sino Biopharmaceutical Ltd.	1,668,000	1,426,522
Sino Land Co., Ltd.	163,400	240,301
SJM Holdings Ltd.	111,000	313,212
Sun Hung Kai Properties Ltd.	88,000	1,079,033
Swire Pacific Ltd., Class A	38,000	443,607
Swire Properties Ltd.	60,000	171,511
Wharf Holdings Ltd.	85,100	544,819
Wheelock & Co., Ltd.	50,000	195,764
Yue Yuen Industrial Holdings Ltd.	43,500	141,929

		27,995,366

Hungary (0.1%)
Richter Gedeon Nyrt	199,657	3,485,463

India (1.8%)
Ashok Leyland Ltd.	368,916	146,345
Bharat Petroleum Corp. Ltd.	111,352	859,385
DLF Ltd.	953,878	2,829,484
Glenmark Pharmaceuticals Ltd.	292,971	2,775,397
HDFC Bank Ltd.	284,042	3,809,585
ICICI Bank Ltd. (ADR)	106,447	4,662,379
Idea Cellular Ltd.	996,394	2,294,268
IndusInd Bank Ltd.	262,071	2,200,394
Infosys Ltd.	104,671	5,759,015
ING Vysya Bank Ltd.	131,107	1,393,761
ITC Ltd.	579,028	3,419,990
Oil & Natural Gas Corp., Ltd.	461,041	2,458,518
Shree Cement Ltd.	6,338	602,737
Sun Pharmaceutical Industries Ltd.	274,965	2,644,737
Tata Consultancy Services Ltd.	113,545	4,054,548
Zee Entertainment Enterprises Ltd.	940,480	4,271,011

		44,181,554

Indonesia (0.2%)
Kalbe Farma Tbk PT	15,937,000	2,067,581
Matahari Department Store Tbk PT*	1,807,600	2,218,501
PT Indosat Tbk	903,500	314,482
Semen Indonesia Persero Tbk PT	1,010,000	1,418,045

		6,018,609

Ireland (0.7%)
Accenture plc, Class A	27,700	2,208,244
Actavis plc*	7,575	1,559,314
Allegion plc	3,906	203,776
Bank of Ireland*	1,185,306	504,047
Covidien plc	19,607	1,444,252
CRH plc	40,334	1,124,447
Eaton Corp. plc	20,668	1,552,580
Experian plc	54,500	983,045
Ingersoll-Rand plc	11,251	644,007
James Hardie Industries plc (CDI)	24,479	325,559
Kerry Group plc, Class A	8,123	619,995
Perrigo Co. plc	5,816	899,502
Seagate Technology plc	14,295	802,807
Shire plc	93,938	4,622,408
XL Group plc	12,017	375,531

		17,869,514

Israel (0.2%)
Bank Hapoalim B.M.	59,521	339,602
Bank Leumi Le-Israel B.M.*	65,449	255,539
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	172,937
Delek Group Ltd.	246	98,249
Israel Chemicals Ltd.	25,003	218,562
Israel Corp., Ltd.*	165	92,056
Mizrahi Tefahot Bank Ltd.	5,142	70,351
NICE Systems Ltd.	3,043	135,663
Teva Pharmaceutical Industries Ltd.	46,935	2,475,056

		3,858,015

Italy (1.0%)
Assicurazioni Generali S.p.A.	63,732	1,422,214
Atlantia S.p.A.	19,607	504,848
Banca Monte dei Paschi di Siena S.p.A.*	340,759	124,370
Banco Popolare SC*	18,779	409,329
Brunello Cucinelli S.p.A.	10,000	264,609
Enel Green Power S.p.A.	101,237	284,511
Enel S.p.A.	358,606	2,031,966
Eni S.p.A.	139,739	3,509,216
Exor S.p.A.	4,875	219,081
Fiat S.p.A.*	47,905	557,537
Finmeccanica S.p.A.*	21,382	211,803
Gtech S.p.A.	39,658	1,206,146
Intesa Sanpaolo S.p.A.	634,139	2,153,448
Luxottica Group S.p.A.	9,040	522,746
Mediobanca S.p.A.*	30,082	344,589
Pirelli & C. S.p.A.	12,791	200,977
Prysmian S.p.A.	80,667	2,012,953
Saipem S.p.A.	14,854	362,930
Snam S.p.A.	108,826	637,583
Telecom Italia S.p.A.	536,542	633,436
Telecom Italia S.p.A. (RNC)	338,405	316,973
Terna Rete Elettrica Nazionale S.p.A.	80,487	431,319
Tod’s S.p.A.	19,048	2,472,990
UniCredit S.p.A.	237,036	2,169,868
Unione di Banche Italiane S.c.p.A.	46,232	436,553
UnipolSai S.p.A.*	49,433	189,631

		23,631,626

Japan (7.1%)
ABC-Mart, Inc.	1,600	69,339
Acom Co., Ltd.*	25,800	82,333
Advantest Corp.	8,000	86,034
Aeon Co., Ltd.	33,700	379,416
AEON Financial Service Co., Ltd.	5,200	117,045
Aeon Mall Co., Ltd.	5,580	143,180
Air Water, Inc.	8,000	110,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Aisin Seiki Co., Ltd.	10,800	$388,997
Ajinomoto Co., Inc.	32,000	458,400
Alfresa Holdings Corp.	2,300	149,689
Amada Co., Ltd.	21,000	147,451
ANA Holdings, Inc.	63,000	136,417
Aozora Bank Ltd.	63,000	179,303
Asahi Glass Co., Ltd.	57,000	329,953
Asahi Group Holdings Ltd.	21,700	608,739
Asahi Kasei Corp.	71,000	482,040
Asics Corp.	7,900	154,973
Astellas Pharma, Inc.	118,500	1,403,811
Bank of Kyoto Ltd.	19,000	156,657
Bank of Yokohama Ltd.	62,000	309,037
Benesse Holdings, Inc.	3,900	148,830
Bridgestone Corp.	35,500	1,257,201
Brother Industries Ltd.	12,600	176,781
Calbee, Inc.	4,400	103,841
Canon, Inc.	62,100	1,921,874
Casio Computer Co., Ltd.	11,700	138,184
Central Japan Railway Co.	8,000	937,395
Chiba Bank Ltd.	42,000	258,518
Chiyoda Corp.	9,000	116,947
Chubu Electric Power Co., Inc.*	36,200	425,311
Chugai Pharmaceutical Co., Ltd.	12,600	321,288
Chugoku Bank Ltd.	7,400	98,578
Chugoku Electric Power Co., Inc.	16,700	232,363
Citizen Holdings Co., Ltd.	15,700	117,966
Coca-Cola West Co., Ltd.	3,700	64,500
Credit Saison Co., Ltd.	8,600	170,796
Dai Nippon Printing Co., Ltd.	31,000	296,694
Daicel Corp.	17,000	140,398
Daido Steel Co., Ltd.	15,000	74,843
Daihatsu Motor Co., Ltd.	10,000	176,401
Dai-ichi Life Insurance Co., Ltd.	296,800	4,304,838
Daiichi Sankyo Co., Ltd.	37,800	635,828
Daikin Industries Ltd.	12,600	704,615
Dainippon Sumitomo Pharma Co., Ltd.	8,400	133,262
Daito Trust Construction Co., Ltd.	4,100	378,824
Daiwa House Industry Co., Ltd.	32,000	541,754
Daiwa Securities Group, Inc.	89,400	776,465
DeNA Co., Ltd.	6,100	110,004
Denso Corp.	26,500	1,268,716
Dentsu, Inc.	12,186	461,493
Don Quijote Holdings Co., Ltd.	3,200	165,050
East Japan Railway Co.	18,437	1,357,417
Eisai Co., Ltd.	14,100	548,407
Electric Power Development Co., Ltd.	6,800	191,814
FamilyMart Co., Ltd.	3,300	144,854
FANUC Corp.	23,918	4,211,306
Fast Retailing Co., Ltd.	2,900	1,049,838
Fuji Electric Co., Ltd.	29,000	129,234
Fuji Heavy Industries Ltd.	31,700	855,803
Fujifilm Holdings Corp.	26,000	696,852
Fujitsu Ltd.	105,000	633,822
Fukuoka Financial Group, Inc.	45,000	184,640
Gree, Inc.	4,900	53,989
GungHo Online Entertainment, Inc.	18,000	98,016
Gunma Bank Ltd.	22,000	119,672
Hachijuni Bank Ltd.	24,000	136,169
Hakuhodo DY Holdings, Inc.	12,300	85,630
Hamamatsu Photonics KK	3,800	172,063
Hankyu Hanshin Holdings, Inc.	63,000	342,754
Hino Motors Ltd.	15,000	222,055
Hirose Electric Co., Ltd.	1,600	219,488
Hiroshima Bank Ltd.	24,000	100,653
Hisamitsu Pharmaceutical Co., Inc.	3,500	157,853
Hitachi Chemical Co., Ltd.	5,400	73,392
Hitachi Construction Machinery Co., Ltd.	6,000	115,397
Hitachi High-Technologies Corp.	3,700	86,023
Hitachi Ltd.	266,200	1,960,961
Hitachi Metals Ltd.	9,000	127,804
Hokkaido Electric Power Co., Inc.*	10,900	92,019
Hokuhoku Financial Group, Inc.	58,000	111,159
Hokuriku Electric Power Co.	9,900	128,751
Honda Motor Co., Ltd.	89,600	3,150,418
Hoya Corp.	24,400	762,869
Hulic Co., Ltd.	15,400	210,387
Ibiden Co., Ltd.	6,400	125,817
Idemitsu Kosan Co., Ltd.	5,200	107,084
IHI Corp.	74,000	310,665
Iida Group Holdings Co., Ltd.	7,100	98,686
INPEX Corp.	49,200	637,190
Isetan Mitsukoshi Holdings Ltd.	19,400	241,309
Isuzu Motors Ltd.	67,000	387,777
ITOCHU Corp.	81,700	953,045
ITOCHU Techno-Solutions Corp.	1,300	54,926
Iyo Bank Ltd.	14,000	133,619
J. Front Retailing Co., Ltd.	26,000	180,265
Japan Airlines Co., Ltd.	3,344	164,390
Japan Exchange Group, Inc.	14,000	340,841
Japan Petroleum Exploration Co.	1,700	56,481
Japan Prime Realty Investment Corp. (REIT)	45	145,510
Japan Real Estate Investment Corp. (REIT)	62	310,951
Japan Retail Fund Investment Corp. (REIT)	125	245,914
Japan Steel Works Ltd.	17,000	76,132
Japan Tobacco, Inc.	60,200	1,887,649
JFE Holdings, Inc.	26,700	502,096
JGC Corp.	11,000	382,149
Joyo Bank Ltd.	37,000	184,201
JSR Corp.	9,900	183,200
JTEKT Corp.	12,300	182,419
JX Holdings, Inc.	126,033	605,908
Kajima Corp.	49,000	171,526
Kakaku.com, Inc.	7,900	128,223
Kamigumi Co., Ltd.	14,000	136,690
Kaneka Corp.	15,000	90,869
Kansai Electric Power Co., Inc.*	37,200	381,325
Kansai Paint Co., Ltd.	12,000	171,327
Kao Corp.	28,400	1,004,978
Kawasaki Heavy Industries Ltd.	80,000	294,131
KDDI Corp.	121,125	7,048,624
Keikyu Corp.	27,000	227,378
Keio Corp.	32,000	222,714
Keisei Electric Railway Co., Ltd.	15,000	129,950
Keyence Corp.	14,218	5,849,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.	9,000	$169,544
Kinden Corp.	8,000	77,321
Kintetsu Corp.	101,000	358,898
Kirin Holdings Co., Ltd.	48,000	667,249
Kobe Steel Ltd.	157,000	209,428
Koito Manufacturing Co., Ltd.	5,000	84,475
Komatsu Ltd.	50,900	1,052,635
Konami Corp.	5,900	136,625
Konica Minolta, Inc.	27,500	256,124
Kubota Corp.	58,000	774,836
Kuraray Co., Ltd.	19,300	220,389
Kurita Water Industries Ltd.	6,600	142,980
Kyocera Corp.	87,300	3,930,055
Kyowa Hakko Kirin Co., Ltd.	11,000	117,096
Kyushu Electric Power Co., Inc.	24,600	300,469
Lawson, Inc.	3,400	240,329
LIXIL Group Corp.	14,900	410,181
M3, Inc.	8,800	144,297
Mabuchi Motor Co., Ltd.	1,200	78,445
Makita Corp.	6,300	347,851
Marubeni Corp.	93,000	623,435
Marui Group Co., Ltd.	11,700	100,996
Maruichi Steel Tube Ltd.	2,300	59,387
Mazda Motor Corp.	144,300	639,006
McDonald’s Holdings Co. Japan Ltd.	3,910	105,111
Medipal Holdings Corp.	7,800	119,089
MEIJI Holdings Co., Ltd.	3,422	215,603
Miraca Holdings, Inc.	3,200	139,943
Mitsubishi Chemical Holdings Corp.	76,000	315,584
Mitsubishi Corp.	76,600	1,420,487
Mitsubishi Electric Corp.	105,000	1,178,954
Mitsubishi Estate Co., Ltd.	68,000	1,618,262
Mitsubishi Gas Chemical Co., Inc.	23,000	129,466
Mitsubishi Heavy Industries Ltd.	164,000	954,604
Mitsubishi Logistics Corp.	7,000	97,262
Mitsubishi Materials Corp.	64,000	182,904
Mitsubishi Motors Corp.	32,000	334,334
Mitsubishi Tanabe Pharma Corp.	12,900	180,119
Mitsubishi UFJ Financial Group, Inc.	700,800	3,844,357
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,800	165,279
Mitsui & Co., Ltd.	94,600	1,335,055
Mitsui Chemicals, Inc.	46,000	112,638
Mitsui Fudosan Co., Ltd.	46,000	1,400,366
Mitsui O.S.K. Lines Ltd.	61,000	237,305
Mizuho Financial Group, Inc.	1,255,944	2,478,045
MS&AD Insurance Group Holdings, Inc.	28,407	649,571
Murata Manufacturing Co., Ltd.	71,103	6,691,389
Nabtesco Corp.	5,400	124,720
Namco Bandai Holdings, Inc.	10,300	243,255
NEC Corp.	146,000	447,716
Nexon Co., Ltd.	225,900	1,900,129
NGK Insulators Ltd.	14,000	291,135
NGK Spark Plug Co., Ltd.	9,000	201,846
NHK Spring Co., Ltd.	9,000	83,271
Nidec Corp.	81,756	4,963,995
Nikon Corp.	19,100	307,034
Nintendo Co., Ltd.	5,900	702,740
Nippon Building Fund, Inc. (REIT)	76	396,617
Nippon Electric Glass Co., Ltd.	21,000	107,915
Nippon Express Co., Ltd.	40,000	195,455
Nippon Meat Packers, Inc.	10,000	149,352
Nippon Paint Co., Ltd.	10,000	151,228
Nippon Prologis REIT, Inc. (REIT)	70	141,107
Nippon Steel & Sumitomo Metal Corp.	413,915	1,128,562
Nippon Telegraph & Telephone Corp.	20,659	1,122,914
Nippon Yusen KK	90,000	262,851
Nishi-Nippon City Bank Ltd.	35,000	78,508
Nissan Motor Co., Ltd.	135,600	1,206,827
Nisshin Seifun Group, Inc.	12,100	132,815
Nissin Foods Holdings Co., Ltd.	3,300	148,665
Nitori Holdings Co., Ltd.	3,900	168,861
Nitto Denko Corp.	9,300	447,877
NKSJ Holdings, Inc.	17,481	448,445
NOK Corp.	5,800	94,615
Nomura Holdings, Inc.	198,300	1,269,872
Nomura Real Estate Holdings, Inc.	7,500	142,868
Nomura Research Institute Ltd.	5,400	170,218
NSK Ltd.	24,000	246,472
NTT Data Corp.	7,000	271,788
NTT DOCOMO, Inc.	83,600	1,316,664
NTT Urban Development Corp.	6,700	62,951
Obayashi Corp.	38,000	213,920
Odakyu Electric Railway Co., Ltd.	35,000	302,777
Oji Holdings Corp.	45,000	201,156
Olympus Corp.*	12,600	405,821
Omron Corp.	11,400	469,200
Ono Pharmaceutical Co., Ltd.	4,600	400,396
Oracle Corp. Japan	2,200	99,492
Oriental Land Co., Ltd.	2,800	425,413
ORIX Corp.	69,600	977,543
Osaka Gas Co., Ltd.	105,000	397,242
Otsuka Corp.	800	104,413
Otsuka Holdings Co., Ltd.	20,400	609,048
Panasonic Corp.	120,500	1,374,698
Park24 Co., Ltd.	4,400	83,521
Rakuten, Inc.	40,700	542,029
Resona Holdings, Inc.	115,805	558,985
Ricoh Co., Ltd.	36,000	417,100
Rinnai Corp.	1,800	157,870
Rohm Co., Ltd.	5,400	240,522
Sankyo Co., Ltd.	2,700	113,491
Sanrio Co., Ltd.	2,300	77,418
Santen Pharmaceutical Co., Ltd.	4,300	190,452
SBI Holdings, Inc.	11,660	140,225
Secom Co., Ltd.	11,800	679,038
Sega Sammy Holdings, Inc.	9,700	216,815
Seiko Epson Corp.	6,200	194,044
Sekisui Chemical Co., Ltd.	24,000	249,035
Sekisui House Ltd.	30,000	371,706
Seven & I Holdings Co., Ltd.	40,900	1,559,973
Seven Bank Ltd.	32,000	125,338
Sharp Corp.*	78,000	236,857
Shikoku Electric Power Co., Inc.*	9,600	130,055
Shimadzu Corp.	14,000	124,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shimamura Co., Ltd.	1,200	$103,698
Shimano, Inc.	4,200	421,678
Shimizu Corp.	31,000	160,322
Shin-Etsu Chemical Co., Ltd.	22,400	1,278,437
Shinsei Bank Ltd.	96,000	188,355
Shionogi & Co., Ltd.	16,800	310,790
Shiseido Co., Ltd.	20,200	354,900
Shizuoka Bank Ltd.	29,000	282,649
Showa Denko KK	83,000	117,269
Showa Shell Sekiyu KK	9,500	84,784
SMC Corp.	2,800	736,754
SoftBank Corp.	52,700	3,974,604
Sojitz Corp.	66,000	112,310
Sony Corp.	56,400	1,075,165
Sony Financial Holdings, Inc.	10,100	165,174
Stanley Electric Co., Ltd.	7,700	170,509
Sumco Corp.	7,200	55,801
Sumitomo Chemical Co., Ltd.	84,000	309,377
Sumitomo Corp.	61,100	776,518
Sumitomo Electric Industries Ltd.	42,300	628,441
Sumitomo Heavy Industries Ltd.	29,000	118,297
Sumitomo Metal Mining Co., Ltd.	29,000	363,473
Sumitomo Mitsui Financial Group, Inc.	141,363	6,025,808
Sumitomo Mitsui Trust Holdings, Inc.	183,020	825,297
Sumitomo Realty & Development Co., Ltd.	20,000	781,583
Sumitomo Rubber Industries Ltd.	9,100	116,233
Suntory Beverage & Food Ltd.	6,800	234,041
Suruga Bank Ltd.	9,000	158,186
Suzuken Co., Ltd.	4,100	158,450
Suzuki Motor Corp.	19,700	513,196
Sysmex Corp.	8,200	263,093
T&D Holdings, Inc.	32,500	385,727
Taiheiyo Cement Corp.	64,000	230,303
Taisei Corp.	50,000	222,889
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	153,635
Taiyo Nippon Sanso Corp.	15,000	117,725
Takashimaya Co., Ltd.	14,000	131,132
Takeda Pharmaceutical Co., Ltd.	43,200	2,045,139
TDK Corp.	6,900	287,615
Teijin Ltd.	53,000	131,215
Terumo Corp.	17,000	370,616
THK Co., Ltd.	5,600	125,430
Tobu Railway Co., Ltd.	57,000	275,333
Toho Co., Ltd.	6,000	120,840
Toho Gas Co., Ltd.	23,000	125,137
Tohoku Electric Power Co., Inc.	26,100	268,470
Tokio Marine Holdings, Inc.	37,800	1,133,256
Tokyo Electric Power Co., Inc.*	76,600	309,742
Tokyo Electron Ltd.	9,600	589,395
Tokyo Gas Co., Ltd.	131,000	664,214
Tokyo Tatemono Co., Ltd.	21,000	179,694
Tokyu Corp.	64,000	393,319
Tokyu Fudosan Holdings Corp.	28,600	212,869
TonenGeneral Sekiyu KK	16,000	141,041
Toppan Printing Co., Ltd.	31,000	221,677
Toray Industries, Inc.	82,000	541,221
Toshiba Corp.	217,000	917,201
TOTO Ltd.	16,000	221,456
Toyo Seikan Group Holdings Ltd.	8,000	129,686
Toyo Suisan Kaisha Ltd.	5,000	166,676
Toyoda Gosei Co., Ltd.	3,500	67,039
Toyota Boshoku Corp.	3,400	34,428
Toyota Industries Corp.	9,100	436,375
Toyota Motor Corp.	151,000	8,498,094
Toyota Tsusho Corp.	11,900	301,589
Trend Micro, Inc.	6,100	188,576
Tsumura & Co.	3,200	77,074
Ube Industries Ltd.	57,000	104,691
Unicharm Corp.	6,400	342,649
United Urban Investment Corp. (REIT)	139	204,058
USS Co., Ltd.	12,500	175,198
West Japan Railway Co.	8,800	358,736
Yahoo! Japan Corp.	81,700	399,741
Yakult Honsha Co., Ltd.	5,100	255,639
Yamada Denki Co., Ltd.	49,700	165,425
Yamaguchi Financial Group, Inc.	11,000	98,888
Yamaha Corp.	8,300	106,703
Yamaha Motor Co., Ltd.	16,300	259,226
Yamato Holdings Co., Ltd.	21,000	452,119
Yamato Kogyo Co., Ltd.	2,200	68,817
Yamazaki Baking Co., Ltd.	6,000	70,948
Yaskawa Electric Corp.	11,000	151,724
Yokogawa Electric Corp.	10,800	174,117
Yokohama Rubber Co., Ltd.	10,000	93,819

		176,770,053

Luxembourg (0.1%)
ArcelorMittal S.A.	55,146	893,383
Millicom International Cellular S.A. (SDR)	3,523	358,659
RTL Group S.A.	2,084	237,437
SES S.A. (FDR)	16,459	614,542
Tenaris S.A.	26,497	586,357

		2,690,378

Macau (0.1%)
MGM China Holdings Ltd.	54,800	193,425
Sands China Ltd.	130,787	982,024
Wynn Macau Ltd.	87,600	364,704

		1,540,153

Malaysia (0.4%)
Astro Malaysia Holdings Bhd(b)	2,163,000	2,122,352
CIMB Group Holdings Bhd	1,363,210	2,984,316
IHH Healthcare Bhd*	1,115,300	1,314,416
IJM Corp. Berhad	1,254,800	2,361,521

		8,782,605

Mexico (1.4%)
Alfa S.A.B. de C.V., Class A	1,715,002	4,337,587
America Movil S.A.B. de C.V. (ADR)	244,452	4,859,706
Cemex S.A.B. de C.V. (ADR)*	484,181	6,115,206
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	88,347	8,237,474
Fresnillo plc	10,070	141,775
Grupo Financiero Banorte S.A.B.de C.V., Class O	744,300	5,007,228
Grupo Financiero Santander Mexico S.A.B.de CV (ADR), Class B	152,308	1,871,866
Grupo Televisa S.A.B. (ADR)	99,290	3,305,364

		33,876,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Netherlands (1.5%)
Aegon N.V.	96,448	$887,198
Akzo Nobel N.V.	13,166	1,078,750
ASML Holding N.V.	19,517	1,806,906
CNH Industrial N.V.*	51,423	592,521
Corio N.V. (REIT)	3,478	159,062
Delta Lloyd N.V.	9,895	274,627
Fugro N.V. (CVA)	3,846	236,777
Gemalto N.V.	4,476	522,332
Heineken Holding N.V.	5,661	365,614
Heineken N.V.	12,414	865,052
ING Groep N.V. (CVA)*	209,522	2,977,852
Koninklijke (Royal) KPN N.V.*	179,329	634,575
Koninklijke Ahold N.V.	50,646	1,018,051
Koninklijke Boskalis Westminster N.V.	4,217	232,505
Koninklijke DSM N.V.	8,654	594,372
Koninklijke Philips N.V.	51,631	1,816,357
Koninklijke Vopak N.V.	3,948	220,604
OCI*	5,009	227,429
QIAGEN N.V.*	13,153	275,859
Randstad Holding N.V.	6,722	394,478
Reed Elsevier N.V.	38,601	835,316
Royal Dutch Shell plc, Class A	210,101	7,679,877
Royal Dutch Shell plc, Class B	136,032	5,307,066
Sensata Technologies Holding N.V.*	8,710	371,394
TNT Express N.V.	21,084	207,669
Unilever N.V. (CVA)	89,547	3,681,936
Wolters Kluwer N.V.	16,937	478,380
Yandex N.V., Class A*	63,484	1,916,582
Ziggo N.V.	8,093	359,685

		36,018,826

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	169,754
Contact Energy Ltd.	19,112	88,266
Fletcher Building Ltd.	38,243	316,498
Ryman Healthcare Ltd.	19,673	149,868
Telecom Corp. of New Zealand Ltd.	108,138	229,013

		953,399

Norway (0.2%)
Aker Solutions ASA	9,506	148,030
DNB ASA	52,861	919,914
Gjensidige Forsikring ASA	11,625	236,453
Norsk Hydro ASA	72,701	363,088
Orkla ASA	43,321	369,316
Statoil ASA	60,801	1,717,321
Telenor ASA	38,031	842,750
Yara International ASA	9,692	428,138

		5,025,010

Panama (0.1%)
Copa Holdings S.A., Class A	19,331	2,806,668

Peru (0.2%)
Credicorp Ltd.	29,396	4,054,296

Philippines (0.6%)
BDO Unibank, Inc.	2,429,880	4,612,159
Bloomberry Resorts Corp.*	774,100	173,524
DMCI Holdings, Inc.	1,263,890	1,975,313
International Container Terminal Services, Inc.	764,680	1,842,584
LT Group, Inc.	3,519,000	1,368,552
Metro Pacific Investments Corp.	31,847,400	3,367,020
SM Investments Corp.	145,885	2,297,273

		15,636,425

Poland (0.5%)
Bank Pekao S.A.	73,168	4,735,614
Bank Zachodni WBK S.A.	33,094	4,520,696
Orange Polska S.A.	949,575	3,248,679
PKP Cargo S.A.*	30,135	899,131

		13,404,120

Portugal (0.2%)
Banco Espirito Santo S.A. (Registered)*	107,261	201,430
EDP - Energias de Portugal S.A.	107,180	498,397
Galp Energia SGPS S.A., Class B	18,068	312,387
Jeronimo Martins SGPS S.A.	246,613	4,142,357
Portugal Telecom SGPS S.A. (Registered)	35,207	149,947

		5,304,518

Russia (0.3%)
Lukoil OAO (ADR)	24,443	1,366,975
Mail.ru Group Ltd. (GDR)(m)*	47,453	1,688,046
NOVATEK OAO (GDR)(m)	28,914	3,191,990
Sistema JSFC (GDR)(m)	64,513	1,455,159

		7,702,170

Singapore (0.4%)
Ascendas Real Estate Investment Trust (REIT)	103,000	184,992
CapitaCommercial Trust (REIT)	97,000	114,670
CapitaLand Ltd.	144,000	331,453
CapitaMall Trust (REIT)	127,000	190,740
CapitaMalls Asia Ltd.	71,564	101,770
City Developments Ltd.	20,000	160,923
ComfortDelGro Corp., Ltd.	110,000	173,773
DBS Group Holdings Ltd.	95,000	1,223,074
Genting Singapore plc	342,457	364,209
Global Logistic Properties Ltd.	164,000	345,311
Golden Agri-Resources Ltd.	370,225	169,527
Hutchison Port Holdings Trust, Class U	293,000	190,718
Jardine Cycle & Carriage Ltd.	6,000	216,913
Keppel Corp., Ltd.	80,600	697,401
Keppel Land Ltd.	40,000	107,130
Olam International Ltd.	92,000	162,687
Oversea-Chinese Banking Corp., Ltd.†	140,000	1,058,431
Sembcorp Industries Ltd.	55,000	240,355
Sembcorp Marine Ltd.	46,000	148,041
Singapore Airlines Ltd.	30,000	250,167
Singapore Exchange Ltd.	47,000	259,205
Singapore Press Holdings Ltd.	90,000	300,413
Singapore Technologies Engineering Ltd.	86,000	261,553
Singapore Telecommunications Ltd.	434,000	1,261,943
StarHub Ltd.	31,288	104,587
United Overseas Bank Ltd.	68,000	1,172,945
UOL Group Ltd.	24,000	119,375
Wilmar International Ltd.	108,000	297,370

		10,209,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.6%)
Life Healthcare Group Holdings Ltd.	369,551	$1,348,333
MTN Group Ltd.	159,300	3,261,765
Naspers Ltd., Class N	51,940	5,730,698
Pick n Pay Stores Ltd.	326,394	1,599,865
Vodacom Group Ltd.	275,229	3,398,453

		15,339,114

South Korea (2.4%)
Cheil Worldwide, Inc.*	28,358	637,711
Cosmax, Inc.(b)†	17,959	1,012,297
Coway Co., Ltd.	46,160	3,238,445
GS Retail Co., Ltd.	15,050	381,971
Hana Financial Group, Inc.	77,260	2,819,081
Hotel Shilla Co., Ltd.	16,274	1,319,551
Hyundai Department Store Co., Ltd.	5,572	742,114
Hyundai Engineering & Construction Co., Ltd.	49,065	2,587,807
Hyundai Glovis Co., Ltd.	10,317	2,346,713
Hyundai Heavy Industries Co., Ltd.	8,427	1,679,299
Hyundai Motor Co.	32,650	7,717,338
Hyundai Rotem Co., Ltd.	1,180	33,194
Kolao Holdings	51,263	1,195,796
Korean Air Lines Co., Ltd.*	17,790	646,003
KT Skylife Co., Ltd.	14,310	321,726
NAVER Corp.	3,473	2,528,392
NCSoft Corp.	8,047	1,652,439
Orion Corp.	1,126	865,885
Paradise Co., Ltd.	27,285	835,683
Samsung Electronics Co., Ltd.	10,848	13,718,041
Samsung Electronics Co., Ltd. (Preference)	3,752	3,723,352
Seoul Semiconductor Co., Ltd.	36,415	1,554,580
Shinhan Financial Group Co., Ltd.	89,119	3,923,359
Shinsegae Co., Ltd.	235	50,840
SK Hynix, Inc.*	69,520	2,359,349
SK Telecom Co., Ltd.	10,942	2,219,797
SK Telecom Co., Ltd. (ADR)	15,100	340,807

		60,451,570

Spain (1.8%)
Abertis Infraestructuras S.A.	21,614	494,040
ACS Actividades de Construccion y Servicios S.A.	8,900	350,095
Amadeus IT Holding S.A., Class A	20,520	853,262
Banco Bilbao Vizcaya Argentaria S.A.	705,253	8,485,448
Banco de Sabadell S.A.	186,309	576,230
Banco Popular Espanol S.A.	86,458	654,302
Banco Santander S.A.	631,979	6,034,918
Bankia S.A.*	228,588	483,357
CaixaBank S.A.	96,380	620,856
Cemex Latam Holdings S.A.*	238,409	1,985,190
Distribuidora Internacional de Alimentacion S.A.	33,100	302,948
Enagas S.A.	10,312	313,846
Ferrovial S.A.	22,079	479,487
Gas Natural SDG S.A.	19,492	548,811
Grifols S.A.	8,081	443,654
Iberdrola S.A.	264,492	1,851,546
Inditex S.A.	51,839	7,791,644
Mapfre S.A.	57,923	244,564
Red Electrica Corporacion S.A.	5,846	475,635
Repsol S.A.	164,162	4,194,889
Telefonica S.A.	461,404	7,306,004
Zardoya Otis S.A.	9,473	161,626

		44,652,352

Sweden (1.6%)
Alfa Laval AB	16,488	447,576
Assa Abloy AB, Class B	122,020	6,517,120
Atlas Copco AB, Class A	36,426	1,054,167
Atlas Copco AB, Class B	21,898	600,465
Boliden AB	15,362	233,445
Electrolux AB	13,506	294,759
Elekta AB, Class B	20,736	276,305
Getinge AB, Class B	11,236	316,687
Hennes & Mauritz AB, Class B	52,080	2,219,504
Hexagon AB, Class B	13,296	452,697
Husqvarna AB, Class B	23,733	165,790
Industrivarden AB, Class C	6,161	119,535
Investment AB Kinnevik, Class B	12,153	449,230
Investor AB, Class B	24,837	899,851
Lundin Petroleum AB*	12,497	256,861
Nordea Bank AB	166,475	2,364,323
Sandvik AB	59,145	837,998
Scania AB, Class B	17,964	528,386
Securitas AB, Class B	18,246	211,799
Skandinaviska Enskilda Banken AB, Class A	82,915	1,137,465
Skanska AB, Class B	21,329	503,021
SKF AB, Class B	21,995	563,801
Svenska Cellulosa AB S.C.A., Class B	32,467	955,924
Svenska Handelsbanken AB, Class A	27,492	1,381,703
Swedbank AB, Class A	49,414	1,325,187
Swedish Match AB	11,378	371,732
Tele2 AB, Class B	17,843	221,245
Telefonaktiebolaget LM Ericsson, Class B	981,172	13,072,295
TeliaSonera AB	129,340	976,250
Volvo AB, Class B	84,378	1,338,965

		40,094,086

Switzerland (4.3%)
ABB Ltd. (Registered)*	120,622	3,123,128
ACE Ltd.	14,644	1,450,635
Actelion Ltd. (Registered)*	5,635	534,313
Adecco S.A. (Registered)*	7,437	620,287
Aryzta AG*	4,898	433,045
Baloise Holding AG (Registered)	2,732	343,531
Barry Callebaut AG (Registered)*	107	144,324
Cie Financiere Richemont S.A. (Registered), Class A	28,635	2,741,859
Coca-Cola HBC AG (ADR)	10,959	272,550
Coca-Cola HBC AG (CDI)	151,079	3,764,358
Credit Suisse Group AG (Registered)*	196,350	6,358,181
DKSH Holding AG	15,062	1,198,860
EMS-Chemie Holding AG (Registered)	413	156,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Garmin Ltd.	5,328	$294,425
Geberit AG (Registered)	2,119	694,777
Givaudan S.A. (Registered)*	488	755,621
Glencore Xstrata plc*	581,276	2,998,297
Holcim Ltd. (Registered)*	12,358	1,026,211
Julius Baer Group Ltd.*	12,408	551,529
Kuehne + Nagel International AG (Registered)	3,031	424,621
Lindt & Spruengli AG	48	237,937
Lindt & Spruengli AG (Registered)	6	353,253
Lonza Group AG (Registered)*	2,834	289,908
Nestle S.A. (Registered)	228,707	17,232,811
Novartis AG (Registered)	125,650	10,672,134
Pargesa Holding S.A.	1,598	138,348
Partners Group Holding AG	966	271,663
Pentair Ltd. (Registered)	8,571	680,023
Roche Holding AG	53,159	15,978,879
Schindler Holding AG	2,475	365,598
Schindler Holding AG (Registered)	1,251	183,807
SGS S.A. (Registered)	307	758,370
Sika AG	116	474,842
Sonova Holding AG (Registered)*	2,809	410,957
STMicroelectronics N.V.	35,523	328,972
Sulzer AG (Registered)	1,307	179,856
Swatch Group AG	6,450	4,053,825
Swatch Group AG (Registered)	2,392	277,650
Swiss Life Holding AG (Registered)*	1,665	409,216
Swiss Prime Site AG (Registered)*	3,048	259,263
Swiss Reinsurance AG*	19,191	1,780,684
Swisscom AG (Registered)	1,308	803,205
Syngenta AG (Registered)	5,139	1,949,245
TE Connectivity Ltd.	17,861	1,075,411
Transocean Ltd. (BATS Europe Exchange)	69,703	2,881,522
Transocean Ltd. (New York Exchange)	19,656	811,033
Tyco International Ltd.	20,026	849,102
UBS AG (Registered)*	578,265	11,938,845
Wolseley plc	14,802	844,047
Zurich Insurance Group AG*	8,215	2,524,481

		106,901,954

Taiwan (1.1%)
Chailease Holding Co., Ltd.*	981,600	2,364,793
China Life Insurance Co., Ltd.	588,035	541,104
Cleanaway Co., Ltd.	118,000	720,976
Delta Electronics, Inc.	280,000	1,735,503
Eclat Textile Co. Ltd.	133,740	1,545,371
Fubon Financial Holding Co., Ltd.	1,440,880	1,959,200
Ginko International Co., Ltd.	57,000	986,701
Hermes Microvision, Inc. (GDR)(m)*†	33,739	1,357,088
MediaTek, Inc.	271,000	4,013,440
Siliconware Precision Industries Co.	526,000	697,429
St Shine Optical Co., Ltd.	40,000	894,208
Taiwan Semiconductor Manufacturing Co., Ltd.	2,339,133	9,139,839
Uni-President Enterprises Corp.	974,863	1,697,247

		27,652,899

Thailand (0.7%)
Advanced Info Service
PCL (NVDR)	381,100	2,662,598
Bangkok Bank PCL (NVDR)	631,400	3,480,087
BTS Rail Mass Transit Growth
Infrastructure Fund, Class F	6,035,423	1,778,271
Kasikornbank PCL (NVDR)	417,900	2,299,348
Land and Houses PCL (NVDR)	7,789,400	2,310,717
Minor International PCL	1,608,500	1,232,429
Robinson Department Store PCL	960,700	1,564,334
Supalai PCL	1,573,800	862,997
Total Access Communication PCL	475,300	1,721,571
Total Access Communication PCL (NVDR)	13,200	47,509

		17,959,861

United Kingdom (6.1%)
3i Group plc	52,364	347,734
Aberdeen Asset Management plc	54,136	352,944
Admiral Group plc	10,369	247,096
Aggreko plc	14,988	375,776
AMEC plc	15,179	284,195
Anglo American plc	76,131	1,941,654
Antofagasta plc	22,132	308,785
Aon plc	13,098	1,103,899
ARM Holdings plc	77,185	1,301,539
ASOS plc*	2,742	237,359
Associated British Foods plc	19,487	903,658
AstraZeneca plc	68,740	4,453,873
Aviva plc	163,019	1,298,386
Babcock International Group plc	20,162	453,242
BAE Systems plc	176,564	1,226,603
Barclays plc	837,961	3,268,572
BG Group plc	186,938	3,486,453
BHP Billiton plc	115,987	3,580,245
BP plc	1,022,577	8,189,125
British American Tobacco plc	103,643	5,770,222
British Land Co. plc (REIT)	50,719	553,624
British Sky Broadcasting Group plc	57,490	876,214
BT Group plc	432,764	2,754,301
Bunzl plc	18,566	494,892
Burberry Group plc	24,615	573,704
Capita plc	36,695	671,634
Centrica plc	279,655	1,540,021
Circassia Pharmaceuticals plc*	201,690	1,008,742
Cobham plc	60,576	302,430
Compass Group plc	98,798	1,510,035
Croda International plc	7,651	325,792
Delphi Automotive plc	12,129	823,074
Diageo plc	138,025	4,283,854
Direct Line Insurance Group plc	60,462	239,659
easyJet plc	7,938	227,216
Ensco plc, Class A	10,118	534,028
G4S plc	87,380	352,423
GKN plc	87,207	567,708
GlaxoSmithKline plc	266,621	7,102,689
Hammerson plc (REIT)	39,942	369,292
Hargreaves Lansdown plc	11,789	286,746
HSBC Holdings plc	1,025,501	10,383,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ICAP plc	31,794	$200,434
IMI plc	14,609	355,462
Imperial Tobacco Group plc	53,294	2,155,220
Inmarsat plc	25,680	311,262
InterContinental Hotels Group plc	14,086	453,372
International Consolidated Airlines Group S.A.*	54,312	379,015
Intertek Group plc	8,989	461,315
Intu Properties plc (REIT)	39,218	184,645
Investec plc	31,026	251,142
ITV plc	207,444	663,468
J Sainsbury plc	68,514	361,445
Johnson Matthey plc	11,499	627,565
Kingfisher plc	129,053	908,512
Land Securities Group plc (REIT)	43,723	745,100
Legal & General Group plc	323,222	1,104,595
Lloyds Banking Group plc*	2,740,440	3,439,646
London Stock Exchange Group plc	9,901	325,542
Marks & Spencer Group plc	90,012	678,130
Meggitt plc	43,724	350,512
Melrose Industries plc	57,045	282,694
Mondi plc	198,808	3,489,242
National Grid plc	203,453	2,794,259
Next plc	8,477	934,567
Noble Corp. plc	10,976	359,354
Old Mutual plc	273,045	916,810
Pearson plc	45,771	811,656
Persimmon plc*	15,906	357,044
Petrofac Ltd.	14,557	350,022
Prudential plc	418,112	8,857,365
Randgold Resources Ltd.	4,890	366,749
Reckitt Benckiser Group plc	35,460	2,889,913
Reed Elsevier plc	64,261	982,717
Resolution Ltd.	77,275	385,305
Rexam plc	44,309	360,082
Rio Tinto plc	69,541	3,878,274
Rolls-Royce Holdings plc*	102,823	1,844,473
Royal Bank of Scotland Group plc*	114,981	597,292
Royal Mail plc*	32,938	309,461
RSA Insurance Group plc	198,227	295,915
SABMiller plc	52,617	2,628,131
Sage Group plc	59,005	411,190
Schroders plc	5,089	220,744
Segro plc (REIT)	41,688	231,015
Serco Group plc	27,963	196,241
Severn Trent plc	13,336	405,242
Smith & Nephew plc	48,693	737,749
Smiths Group plc	22,034	467,790
SSE plc	52,634	1,290,593
Standard Chartered plc	133,691	2,796,042
Standard Life plc	132,084	832,363
Subsea 7 S.A.	13,689	254,429
Tate & Lyle plc	26,196	291,889
Tesco plc	441,672	2,176,762
Travis Perkins plc	12,871	405,742
TUI Travel plc	26,702	195,139
Tullow Oil plc	50,759	634,117
Unilever plc	213,221	9,106,645
United Utilities Group plc	38,264	503,246
Vodafone Group plc	1,452,139	5,346,133
Weir Group plc	11,864	502,378
Whitbread plc	9,987	692,811
William Hill plc	45,288	257,654
WM Morrison Supermarkets plc	119,363	424,259
WPP plc	72,568	1,501,278

		152,441,937

United States (34.6%)
3M Co.	63,184	8,571,541
Abbott Laboratories	67,102	2,584,098
AbbVie, Inc.	69,079	3,550,661
Adobe Systems, Inc.*	111,719	7,344,407
ADT Corp.	7,984	239,121
AES Corp.	28,799	411,250
Aetna, Inc.	93,466	7,007,146
Aflac, Inc.	19,828	1,249,957
Agilent Technologies, Inc.	14,498	810,728
AGL Resources, Inc.	5,146	251,948
Air Products and Chemicals, Inc.	9,204	1,095,644
Airgas, Inc.	2,875	306,216
Akamai Technologies, Inc.*	7,752	451,244
Alcoa, Inc.	46,857	603,050
Alexion Pharmaceuticals, Inc.*	8,603	1,308,774
Allegheny Technologies, Inc.	4,673	176,079
Allergan, Inc.	35,523	4,408,404
Alliance Data Systems Corp.*	2,312	629,904
Allstate Corp.	19,450	1,100,481
Altera Corp.	185,143	6,709,582
Altria Group, Inc.	86,626	3,242,411
Amazon.com, Inc.*	16,177	5,443,884
Ameren Corp.	10,510	433,012
American Electric Power Co., Inc.	21,210	1,074,499
American Express Co.	39,743	3,578,062
American International Group, Inc.	63,670	3,184,137
American Tower Corp. (REIT)	17,177	1,406,281
Ameriprise Financial, Inc.	8,304	914,021
AmerisourceBergen Corp.	9,964	653,539
AMETEK, Inc.	10,694	550,634
Amgen, Inc.	32,833	4,049,622
Amphenol Corp., Class A	6,856	628,352
Anadarko Petroleum Corp.	21,906	1,856,753
Analog Devices, Inc.	13,589	722,119
Apache Corp.	17,170	1,424,251
Apartment Investment & Management Co. (REIT), Class A	6,305	190,537
Apple, Inc.	38,792	20,821,218
Applied Materials, Inc.	52,661	1,075,338
Archer-Daniels-Midland Co.	28,629	1,242,212
Assurant, Inc.	3,150	204,624
AT&T, Inc.	226,446	7,941,461
Autodesk, Inc.*	9,878	485,800
Automatic Data Processing, Inc.	20,952	1,618,752
AutoNation, Inc.*	2,774	147,660
AutoZone, Inc.*	1,465	786,851
AvalonBay Communities, Inc. (REIT)	5,308	697,047
Avery Dennison Corp.	4,173	211,446
Avon Products, Inc.	18,789	275,071
Baker Hughes, Inc.	19,018	1,236,550
Ball Corp.	6,118	335,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	459,606	$7,905,223
Bank of New York Mellon Corp.	49,371	1,742,303
Baxter International, Inc.	23,620	1,737,960
BB&T Corp.	30,912	1,241,735
Beam, Inc.	7,194	599,260
Becton, Dickinson and Co.	8,407	984,292
Bed Bath & Beyond, Inc.*	9,301	639,909
Bemis Co., Inc.	4,411	173,088
Berkshire Hathaway, Inc., Class B*	78,285	9,783,276
Best Buy Co., Inc.	11,840	312,694
Biogen Idec, Inc.*	17,300	5,291,551
BlackRock, Inc.	5,463	1,718,004
Boeing Co.	29,746	3,732,826
BorgWarner, Inc.	9,937	610,827
Boston Properties, Inc. (REIT)	6,667	763,572
Boston Scientific Corp.*	57,454	776,778
Bristol-Myers Squibb Co.	71,494	3,714,113
Broadcom Corp., Class A	24,000	755,520
Brown-Forman Corp., Class B	7,075	634,557
C.H. Robinson Worldwide, Inc	6,463	338,597
C.R. Bard, Inc.	3,374	499,285
CA, Inc.	14,074	435,872
Cablevision Systems Corp. - New York Group, Class A	9,274	156,452
Cabot Oil & Gas Corp.	18,391	623,087
Cameron International Corp.*	9,433	582,676
Campbell Soup Co.	7,778	349,077
Capital One Financial Corp.	24,904	1,921,593
Cardinal Health, Inc.	14,910	1,043,402
CareFusion Corp.*	9,032	363,267
CarMax, Inc.*	9,674	452,743
Carnival Corp.	19,099	723,088
Carnival plc	10,167	387,953
Caterpillar, Inc.	27,736	2,756,126
CBRE Group, Inc., Class A*	12,058	330,751
CBS Corp. (Non-Voting), Class B	24,004	1,483,447
Celgene Corp.*	17,659	2,465,196
Celldex Therapeutics, Inc.*	90,870	1,605,673
CenterPoint Energy, Inc.	18,566	439,829
CenturyLink, Inc.	25,145	825,762
Cerner Corp.*	12,870	723,937
CF Industries Holdings, Inc.	2,413	628,924
Charles Schwab Corp.	50,821	1,388,938
Chesapeake Energy Corp.	22,095	566,074
Chevron Corp.	83,027	9,872,741
Chipotle Mexican Grill, Inc.*	1,349	766,299
Chubb Corp.	10,685	954,170
Cigna Corp.	11,901	996,471
Cincinnati Financial Corp.	6,387	310,791
Cintas Corp.	4,362	260,019
Cisco Systems, Inc.	224,035	5,020,624
Citigroup, Inc.	259,561	12,355,104
Citrix Systems, Inc.*	7,992	458,981
Cliffs Natural Resources, Inc.	6,750	138,105
Clorox Co.	5,648	497,080
Clovis Oncology, Inc.*	15,940	1,104,164
CME Group, Inc./Illinois	13,721	1,015,491
CMS Energy Corp.	11,522	337,364
Coach, Inc.	12,048	598,304
Coca-Cola Co.	164,776	6,370,240
Coca-Cola Enterprises, Inc.	10,343	493,982
Cognizant Technology Solutions Corp., Class A*	26,413	1,336,762
Colgate-Palmolive Co.	137,367	8,910,997
Comcast Corp., Class A	113,351	5,669,817
Comerica, Inc.	7,923	410,411
Computer Sciences Corp.	6,376	387,788
ConAgra Foods, Inc.	18,273	567,011
ConocoPhillips Co.	53,319	3,750,992
CONSOL Energy, Inc.	9,917	396,184
Consolidated Edison, Inc.	12,778	685,540
Constellation Brands, Inc., Class A*	7,278	618,412
Corning, Inc.	60,559	1,260,838
Costco Wholesale Corp.	19,122	2,135,545
Crown Castle International Corp. (REIT)	14,537	1,072,540
CSX Corp.	43,906	1,271,957
Cummins, Inc.	7,547	1,124,428
CVS Caremark Corp.	51,426	3,849,750
D.R. Horton, Inc.	12,310	266,511
Danaher Corp.	26,121	1,959,075
Darden Restaurants, Inc.	5,656	287,099
DaVita HealthCare Partners, Inc.*	7,720	531,522
Deere & Co.	16,082	1,460,246
Delta Air Lines, Inc.	36,909	1,278,897
Denbury Resources, Inc.	15,503	254,249
DENTSPLY International, Inc.	6,179	284,481
Devon Energy Corp.	16,652	1,114,518
Diamond Offshore Drilling, Inc.	3,011	146,816
DIRECTV*	20,610	1,575,016
Discover Financial Services	20,484	1,191,964
Discovery Communications, Inc., Class A*	9,676	800,205
Dollar General Corp.*	12,849	712,863
Dollar Tree, Inc.*	9,014	470,351
Dominion Resources, Inc.	25,286	1,795,053
Dover Corp.	7,379	603,233
Dow Chemical Co.	52,872	2,569,050
Dr. Pepper Snapple Group, Inc.	8,586	467,594
DTE Energy Co.	7,728	574,113
Duke Energy Corp.	30,721	2,187,950
Dun & Bradstreet Corp.	1,648	163,729
E*TRADE Financial Corp.*	12,620	290,512
E.I. du Pont de Nemours & Co.	40,313	2,705,002
Eastman Chemical Co.	6,608	569,676
eBay, Inc.*	179,533	9,917,403
Ecolab, Inc.	11,791	1,273,310
Edison International	14,208	804,315
Edwards Lifesciences Corp.*	4,668	346,226
Electronic Arts, Inc.*	13,390	388,444
Eli Lilly and Co.	42,857	2,522,563
EMC Corp.	88,103	2,414,903
Emerson Electric Co.	80,812	5,398,242
Entergy Corp.	7,801	521,497
EOG Resources, Inc.	11,877	2,329,911
EQT Corp.	6,576	637,675
Equifax, Inc.	5,340	363,280
Equity Residential (REIT)	14,518	841,899
Estee Lauder Cos., Inc., Class A	11,090	741,699
Exelon Corp.	37,284	1,251,251
Expedia, Inc.	4,461	323,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of Washington, Inc.	8,776	$347,793
Express Scripts Holding Co.*	33,753	2,534,513
Exxon Mobil Corp.	187,925	18,356,514
F5 Networks, Inc.*	3,284	350,173
Facebook, Inc., Class A*	148,835	8,965,820
Family Dollar Stores, Inc.	4,188	242,946
Fastenal Co.	11,825	583,209
FedEx Corp.	12,082	1,601,590
Fidelity National Financial, Inc., Class A	79,032	2,484,766
Fidelity National Information Services, Inc.	12,610	674,004
Fifth Third Bancorp	37,043	850,137
First Solar, Inc.*	3,095	216,000
FirstEnergy Corp.	18,272	621,796
Fiserv, Inc.*	11,073	627,728
FLIR Systems, Inc.	6,132	220,752
Flowserve Corp.	5,976	468,160
Fluor Corp.	6,978	542,400
FMC Corp.	5,773	441,981
FMC Technologies, Inc.*	10,248	535,868
Ford Motor Co.	171,501	2,675,416
Forest Laboratories, Inc.*	10,370	956,840
Fossil Group, Inc.*	2,085	243,132
Franklin Resources, Inc.	17,583	952,647
Freeport-McMoRan Copper & Gold, Inc.	45,155	1,493,276
Frontier Communications Corp.	43,112	245,738
Fusion-io, Inc.*	128,558	1,352,430
GameStop Corp., Class A	5,048	207,473
Gannett Co., Inc.	9,872	272,467
Gap, Inc.	11,474	459,648
General Dynamics Corp.	14,143	1,540,456
General Electric Co.	436,333	11,296,661
General Growth Properties, Inc. (REIT)	22,689	499,158
General Mills, Inc.	27,167	1,407,794
General Motors Co.	56,689	1,951,235
Genuine Parts Co.	6,686	580,679
Genworth Financial, Inc., Class A*	21,409	379,582
Gilead Sciences, Inc.*	126,969	8,997,023
Goldman Sachs Group, Inc.	40,293	6,602,008
Goodyear Tire & Rubber Co.	10,695	279,460
Google, Inc., Class A*	21,089	23,503,901
Graham Holdings Co., Class B	188	132,305
H&R Block, Inc.	11,837	357,359
Halliburton Co.	37,000	2,178,930
Harley-Davidson, Inc.	9,577	637,924
Harman International Industries, Inc.	2,926	311,326
Harris Corp.	4,629	338,658
Hartford Financial Services Group, Inc.	19,365	683,004
Hasbro, Inc.	5,093	283,273
HCP, Inc. (REIT)	19,898	771,843
Health Care REIT, Inc. (REIT)	12,608	751,437
Helmerich & Payne, Inc.	4,690	504,456
Hershey Co.	6,537	682,463
Hess Corp.	11,888	985,277
Hewlett-Packard Co.	82,426	2,667,305
Home Depot, Inc.	61,239	4,845,842
Honeywell International, Inc.	34,099	3,163,023
Hormel Foods Corp.	5,831	287,293
Hospira, Inc.*	7,185	310,751
Host Hotels & Resorts, Inc. (REIT)	33,003	667,981
Hudson City Bancorp, Inc.	20,561	202,115
Humana, Inc.	6,702	755,449
Huntington Bancshares, Inc./Ohio	35,974	358,661
Illinois Tool Works, Inc.	17,003	1,382,854
Integrys Energy Group, Inc.	3,457	206,210
Intel Corp.	216,217	5,580,561
IntercontinentalExchange Group, Inc.	5,008	990,733
International Business Machines Corp.	42,570	8,194,299
International Flavors & Fragrances, Inc.	3,531	337,811
International Game Technology	10,706	150,526
International Paper Co.	19,090	875,849
Interpublic Group of Cos., Inc.	18,434	315,959
Intuit, Inc.	80,913	6,289,367
Intuitive Surgical, Inc.*	1,661	727,501
Invesco Ltd.	18,847	697,339
Iron Mountain, Inc.	7,372	203,246
J.M. Smucker Co.	4,502	437,774
Jabil Circuit, Inc.	8,236	148,248
Jacobs Engineering Group, Inc.*	5,705	362,267
Johnson & Johnson	123,022	12,084,451
Johnson Controls, Inc.	28,885	1,366,838
Joy Global, Inc.	4,361	252,938
JPMorgan Chase & Co.	164,679	9,997,662
Juniper Networks, Inc.*	152,942	3,939,786
Kansas City Southern	4,774	487,234
Kellogg Co.	11,139	698,527
Keurig Green Mountain, Inc.	5,615	592,888
KeyCorp	38,839	553,067
Kimberly-Clark Corp.	16,484	1,817,361
Kimco Realty Corp. (REIT)	17,746	388,282
Kinder Morgan, Inc.	29,163	947,506
KLA-Tencor Corp.	7,218	499,053
Kohl’s Corp.	8,719	495,239
Kraft Foods Group, Inc.	25,930	1,454,673
Kroger Co.	22,427	978,939
L Brands, Inc.	10,562	599,605
L-3 Communications Holdings, Inc.	3,736	441,408
Laboratory Corp. of America Holdings*	3,713	364,654
Lam Research Corp.*	7,034	386,870
Legg Mason, Inc.	4,555	223,377
Leggett & Platt, Inc.	6,093	198,876
Lennar Corp., Class A	7,642	302,776
Leucadia National Corp.	13,579	380,212
Lincoln National Corp.	11,466	580,982
Linear Technology Corp.	10,257	499,413
Lockheed Martin Corp.	11,741	1,916,601
Loews Corp.	13,362	588,596
Lorillard, Inc.	15,758	852,193
Lowe’s Cos., Inc.	45,479	2,223,923
LSI Corp.	24,271	268,680
LyondellBasell Industries N.V., Class A	18,781	1,670,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
M&T Bank Corp.	5,697	$691,046
Macerich Co. (REIT)	6,088	379,465
Macy’s, Inc.	16,045	951,308
Marathon Oil Corp.	30,323	1,077,073
Marathon Petroleum Corp.	12,814	1,115,331
Marriott International, Inc., Class A	9,622	539,024
Marsh & McLennan Cos., Inc.	23,869	1,176,742
Masco Corp.	15,463	343,433
MasterCard, Inc., Class A	44,381	3,315,261
Mattel, Inc.	14,799	593,588
Maxim Integrated Products, Inc.	165,271	5,473,776
McCormick & Co., Inc. (Non-Voting)	5,720	410,353
McDonald’s Corp.	80,155	7,857,595
McGraw Hill Financial, Inc.	106,549	8,129,689
McKesson Corp.	10,007	1,766,936
Mead Johnson Nutrition Co.	8,749	727,392
MeadWestvaco Corp.	7,568	284,860
Medivation, Inc.*	16,577	1,067,061
Medtronic, Inc.	43,521	2,678,282
Merck & Co., Inc.	127,879	7,259,691
MetLife, Inc.	48,858	2,579,702
Microchip Technology, Inc.	8,698	415,416
Micron Technology, Inc.*	46,131	1,091,459
Microsoft Corp.	432,246	17,717,764
Mohawk Industries, Inc.*	2,642	359,259
Molson Coors Brewing Co., Class B	6,849	403,132
Mondelez International, Inc., Class A	73,982	2,556,078
Monsanto Co.	22,825	2,596,800
Monster Beverage Corp.*	5,883	408,574
Moody’s Corp.	8,199	650,345
Morgan Stanley	60,998	1,901,308
Mosaic Co.	14,761	738,050
Motorola Solutions, Inc.	9,831	632,035
Murphy Oil Corp.	7,494	471,073
Mylan, Inc.*	16,180	790,069
NASDAQ OMX Group, Inc.	5,139	189,835
National Oilwell Varco, Inc.	18,634	1,451,030
NetApp, Inc.	14,416	531,950
Netflix, Inc.*	2,601	915,630
Newell Rubbermaid, Inc.	12,140	362,986
Newfield Exploration Co.*	5,977	187,439
Newmont Mining Corp.	21,565	505,484
News Corp., Class A*	21,563	371,315
NextEra Energy, Inc.	18,933	1,810,373
Nielsen Holdings N.V.	12,355	551,404
NIKE, Inc., Class B	32,364	2,390,405
NiSource, Inc.	13,711	487,152
Noble Energy, Inc.	15,650	1,111,776
Nordstrom, Inc.	6,198	387,065
Norfolk Southern Corp.	13,468	1,308,686
Northeast Utilities	13,759	626,034
Northern Trust Corp.	9,730	637,899
Northrop Grumman Corp.	9,428	1,163,227
NRG Energy, Inc.	14,175	450,765
Nucor Corp.	13,884	701,697
NVIDIA Corp.	24,122	432,025
Occidental Petroleum Corp.	34,566	3,293,794
Omnicom Group, Inc.	11,227	815,080
ONEOK, Inc.	9,043	535,798
Oracle Corp.	150,608	6,161,373
O’Reilly Automotive, Inc.*	4,615	684,820
Owens-Illinois, Inc.*	7,147	241,783
PACCAR, Inc.	15,412	1,039,385
Pall Corp.	4,799	429,367
Parker Hannifin Corp.	6,464	773,805
Patterson Cos., Inc.	3,589	149,877
Paychex, Inc.	14,078	599,723
Peabody Energy Corp.	11,688	190,982
People’s United Financial, Inc.	13,421	199,570
Pepco Holdings, Inc.	10,819	221,573
PepsiCo, Inc.	66,213	5,528,785
PerkinElmer, Inc.	4,869	219,397
PetSmart, Inc.	4,493	309,523
Pfizer, Inc.	277,591	8,916,223
PG&E Corp.	19,900	859,680
Philip Morris International, Inc.	68,941	5,644,200
Phillips 66	25,559	1,969,577
Pinnacle West Capital Corp.	4,767	260,564
Pioneer Natural Resources Co.	6,215	1,163,075
Pitney Bowes, Inc.	8,831	229,518
Plum Creek Timber Co., Inc. (REIT)	7,663	322,153
PNC Financial Services Group, Inc.	23,225	2,020,575
PPG Industries, Inc.	6,025	1,165,596
PPL Corp.	27,451	909,726
Praxair, Inc.	12,788	1,674,844
Precision Castparts Corp.	6,315	1,596,179
priceline.com, Inc.*	2,268	2,703,207
Principal Financial Group, Inc.	11,967	550,362
Procter & Gamble Co.	117,912	9,503,707
Progressive Corp.	23,909	579,076
Prologis, Inc. (REIT)	21,725	887,032
Prudential Financial, Inc.	20,134	1,704,343
Public Service Enterprise Group, Inc.	22,047	840,873
Public Storage (REIT)	6,290	1,059,802
PulteGroup, Inc.	14,933	286,564
PVH Corp.	3,533	440,812
QEP Resources, Inc.	7,766	228,631
QUALCOMM, Inc.	73,540	5,799,364
Quanta Services, Inc.*	9,489	350,144
Quest Diagnostics, Inc.	6,299	364,838
Ralph Lauren Corp.	2,583	415,682
Range Resources Corp.	7,135	591,991
Raytheon Co.	13,681	1,351,546
Red Hat, Inc.*	8,208	434,860
Regeneron Pharmaceuticals, Inc.*	3,424	1,028,159
Regions Financial Corp.	61,723	685,743
Republic Services, Inc.	11,698	399,604
Reynolds American, Inc.	13,577	725,283
Robert Half International, Inc.	6,004	251,868
Rockwell Automation, Inc.	6,047	753,154
Rockwell Collins, Inc.	5,853	466,309
Roper Industries, Inc.	4,339	579,300
Ross Stores, Inc.	9,316	666,560
Rowan Cos., plc, Class A*	5,352	180,255
Ryder System, Inc.	2,298	183,656
Safeway, Inc.	10,024	370,287
Salesforce.com, Inc.*	24,408	1,393,453
Samsonite International S.A.	1,481,400	4,583,717
SanDisk Corp.	9,784	794,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SCANA Corp.	6,088	$312,436
Schlumberger Ltd.	56,857	5,543,558
Scripps Networks Interactive, Inc., Class A	4,745	360,193
Sealed Air Corp.	8,497	279,296
Sempra Energy	9,897	957,634
Sherwin-Williams Co.	3,706	730,564
Sigma-Aldrich Corp.	5,183	483,989
Simon Property Group, Inc. (REIT)	13,666	2,241,224
SLM Corp.	18,657	456,723
Snap-on, Inc.	2,519	285,856
Southern Co.	38,612	1,696,611
Southwest Airlines Co.	30,523	720,648
Southwestern Energy Co.*	15,346	706,069
Spectra Energy Corp.	29,158	1,077,097
St. Jude Medical, Inc.	46,155	3,018,075
Stanley Black & Decker, Inc.	6,786	551,295
Staples, Inc.	28,171	319,459
Starbucks Corp.	32,871	2,412,074
Starwood Hotels & Resorts Worldwide, Inc.	8,359	665,376
State Street Corp.	18,776	1,305,871
Stericycle, Inc.*	3,713	421,871
Stryker Corp.	12,847	1,046,645
SunTrust Banks, Inc.	23,185	922,531
Symantec Corp.	30,148	602,056
Sysco Corp.	25,436	919,003
T. Rowe Price Group, Inc.	11,396	938,461
Target Corp.	27,486	1,663,178
TECO Energy, Inc.	9,047	155,156
Tenet Healthcare Corp.*	4,175	178,732
Teradata Corp.*	6,931	340,936
Tesoro Corp.	5,754	291,095
Texas Instruments, Inc.	47,158	2,223,500
Textron, Inc.	12,307	483,542
Theravance, Inc.*	69,786	2,159,179
Thermo Fisher Scientific, Inc.	17,041	2,049,010
Tiffany & Co.	59,338	5,111,969
Time Warner Cable, Inc.	12,068	1,655,488
Time Warner, Inc.	38,825	2,536,437
TJX Cos., Inc.	30,927	1,875,723
Torchmark Corp.	3,853	303,231
Total System Services, Inc.	7,234	219,986
Tractor Supply Co.	6,046	427,029
Travelers Cos., Inc.	15,326	1,304,243
TripAdvisor, Inc.*	4,800	434,832
Twenty-First Century Fox, Inc., Class A	84,412	2,698,652
Tyson Foods, Inc., Class A	11,646	512,540
U.S. Bancorp/Minnesota	79,256	3,396,912
Union Pacific Corp.	19,791	3,713,979
United Parcel Service, Inc., Class B	70,260	6,841,919
United States Steel Corp.	6,267	173,032
United Technologies Corp.	36,617	4,278,330
UnitedHealth Group, Inc.	43,022	3,527,374
Unum Group	11,312	399,427
Urban Outfitters, Inc.*	4,683	170,789
Valero Energy Corp.	23,164	1,230,008
Varian Medical Systems, Inc.*	4,507	378,543
Ventas, Inc. (REIT)	12,738	771,541
VeriSign, Inc.*	5,471	294,942
Verizon Communications, Inc.	180,087	8,566,739
Vertex Pharmaceuticals, Inc.*	54,154	3,829,771
VF Corp.	15,338	949,115
Viacom, Inc., Class B	17,334	1,473,217
Visa, Inc., Class A	22,056	4,761,008
Vornado Realty Trust (REIT)	7,586	747,676
Vulcan Materials Co.	5,706	379,164
W.W. Grainger, Inc.	2,656	671,065
Walgreen Co.	38,014	2,510,064
Wal-Mart Stores, Inc.	70,357	5,377,386
Walt Disney Co.	167,451	13,407,802
Waste Management, Inc.	18,778	789,990
Waters Corp.*	3,687	399,708
WellPoint, Inc.	79,372	7,901,483
Wells Fargo & Co.	208,230	10,357,360
Western Digital Corp.	9,118	837,215
Western Union Co.	23,921	391,348
Weyerhaeuser Co. (REIT)	25,417	745,989
Whirlpool Corp.	3,365	502,933
Whole Foods Market, Inc.	16,211	822,060
Williams Cos., Inc.	29,761	1,207,701
Windstream Holdings, Inc.	25,817	212,732
Wisconsin Energy Corp.	9,812	456,749
Wyndham Worldwide Corp.	5,576	408,330
Wynn Resorts Ltd.	3,521	782,190
Xcel Energy, Inc.	21,720	659,419
Xerox Corp.	48,471	547,722
Xilinx, Inc.	11,622	630,726
Xylem, Inc.	7,991	291,032
Yahoo!, Inc.*	40,863	1,466,982
Yum! Brands, Inc.	70,437	5,310,245
Zimmer Holdings, Inc.	46,257	4,374,987
Zions Bancorp	7,983	247,313
Zoetis, Inc.	21,657	626,754

		860,603,077

Total Common Stocks (87.7%) (Cost $1,447,391,892)		2,181,798,575

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	19,750,080	234,795

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	70,166	14,522

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	705,253	165,171

United Kingdom (0.0%)
Intu Properties plc, expiring 4/17/14(b)*	11,205	17,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Rights	Value (Note 1)
RSA Insurance Group plc, expiring 4/9/14*	74,335	$41,516

		59,262

Total Rights (0.0%) (Cost $—)		238,955

Total Investments (87.7%) (Cost $1,447,391,892)		2,182,272,325
Other Assets Less Liabilities (12.3%)		306,493,345

Net Assets (100%)		$2,488,765,670

*	Non-income producing.

†	Securities (totaling $3,427,816 or 0.1% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $7,692,283 or 0.3% of net assets.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.0%
Consumer Staples	8.6
Energy	6.3
Financials	19.3
Health Care	9.7
Industrials	9.9
Information Technology	13.0
Materials	4.2
Telecommunication Services	3.7
Utilities	2.0
Cash and Other	12.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,756,824	$—	$22,846	$2,556,723	$—	$2,234

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	958	June-14	$39,138,968	$40,913,450	$1,774,482
FTSE 100 Index	228	June-14	24,708,573	24,872,510	163,937
S&P 500 E-Mini Index	2,109	June-14	196,112,016	196,622,070	510,054
SPI 200 Index	83	June-14	10,320,615	10,378,046	57,431
TOPIX Index	220	June-14	26,097,294	25,641,622	(455,672)

					$2,050,232

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	12,000	$16,529,940	$16,663,380	$(133,440)
South African Rand vs. U.S. Dollar, expiring 4/7/14	UBS AG	11,626	1,103,463	1,104,328	(865)

					$(134,305)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 4/3/14	State Street Bank & Trust	94,358	$928,842	$914,197	$14,645
Japanese Yen vs. U.S. Dollar, expiring 4/3/14	State Street Bank & Trust	76,574	748,042	741,893	6,149

					$20,794

					$(113,511)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$115,326,746	$157,472,830	$—	$272,799,576
Consumer Staples	99,116,757	112,923,254	1,012,297	213,052,308
Energy	88,197,161	69,357,147	—	157,554,308
Financials	170,535,063	307,422,285	1,058,431	479,015,779
Health Care	133,728,897	108,319,628	—	242,048,525
Industrials	102,750,856	144,056,589	—	246,807,445
Information Technology	194,081,620	128,762,226	1,357,088	324,200,934
Materials	35,668,611	68,359,602	—	104,028,213
Telecommunication Services	22,992,945	69,706,694	—	92,699,639
Utilities	22,300,372	27,291,476	—	49,591,848
Forward Currency Contracts	—	20,794	—	20,794
Futures	2,505,904	—	—	2,505,904
Preferred Stocks
Consumer Discretionary	—	234,795	—	234,795
Rights
Financials	—	238,955	—	238,955

Total Assets	$987,204,932	$1,194,166,275	$3,427,816	$2,184,799,023

Liabilities:
Forward Currency Contracts	$—	$(134,305)	$—	$(134,305)
Futures	(455,672)	—	—	(455,672)

Total Liabilities	$(455,672)	$(134,305)	$—	$(589,977)

Total	$986,749,260	$1,194,031,970	$3,427,816	$2,184,209,046

(a)	A security with a market value of $489,310 transferred from Level 3 to Level 2 since the beginning of the period due to active trading.

(b)	Securities with a market value of $2,070,728 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,911,739
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$98,689,449

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$779,214,013
Aggregate gross unrealized depreciation	(55,214,755)

Net unrealized appreciation	$723,999,258

Federal income tax cost of investments	$1,458,273,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (75.7%)
Consumer Discretionary (14.8%)
Auto Components (0.5%)
Chassix, Inc.
9.250%, 8/1/18§	$157,000	$168,775
Cooper-Standard Holding, Inc.
8.125%, 4/1/18 PIK§	125,000	127,578
Pittsburgh Glass Works LLC
8.000%, 11/15/18§	35,000	38,062

		334,415

Automobiles (0.3%)
General Motors Co.
4.875%, 10/2/23§	207,000	212,175

Distributors (0.4%)
DriveTime Automotive Group, Inc./DT Acceptance Corp.
12.625%, 6/15/17	283,000	303,517

Diversified Consumer Services (1.3%)
Nord Anglia Education UK Holdings plc
10.250%, 4/1/17§	400,000	445,500
Nord Anglia Education, Inc.
9.500%, 2/15/18 PIK§	200,000	214,000
ServiceMaster Co.
7.450%, 8/15/27	145,000	137,750
Stewart Enterprises, Inc.
6.500%, 4/15/19	150,000	157,594

		954,844

Hotels, Restaurants & Leisure (3.2%)
CEC Entertainment, Inc.
8.000%, 2/15/22§	152,000	156,845
Dave & Buster’s, Inc.
11.000%, 6/1/18	400,000	426,000
MGM Resorts International
10.000%, 11/1/16	100,000	119,250
11.375%, 3/1/18	350,000	453,250
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	109,000	119,083
Royal Caribbean Cruises Ltd.
11.875%, 7/15/15	185,000	209,512
5.250%, 11/15/22	215,000	220,644
7.500%, 10/15/27	169,000	188,435
Scientific Games International, Inc.
9.250%, 6/15/19	400,000	424,000

		2,317,019

Household Durables (1.1%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.125%, 7/1/22§	166,000	171,395
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	125,000	131,719
PulteGroup, Inc.
7.875%, 6/15/32	150,000	163,500
RSI Home Products, Inc.
6.875%, 3/1/18§	354,000	377,895

		844,509

Internet & Catalog Retail (0.8%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	600,000	561,000

Media (2.8%)
AMC Entertainment, Inc.
9.750%, 12/1/20	400,000	461,000
Cablevision Systems Corp.
7.750%, 4/15/18	90,000	103,068
DISH DBS Corp.
5.875%, 7/15/22	337,000	360,186
Gray Television, Inc.
7.500%, 10/1/20	272,000	295,120
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	259,000	260,781
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	105,000	114,712
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	274,000	294,550
Regal Entertainment Group
5.750%, 3/15/22	169,000	173,901

		2,063,318

Multiline Retail (0.3%)
99 Cents Only Stores
11.000%, 12/15/19	125,000	142,187
Neiman Marcus Group Ltd. LLC
8.750%, 10/15/21 PIK(b)§	70,000	77,175

		219,362

Specialty Retail (4.1%)
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.000%, 2/15/18 PIK§	87,000	88,957
Chinos Intermediate Holdings A, Inc.
8.500%, 5/1/19 PIK§	295,000	304,588
Claire’s Stores, Inc.
8.875%, 3/15/19	369,000	343,170
7.750%, 6/1/20§	325,000	250,250
Hot Topic, Inc.
9.250%, 6/15/21§	291,000	314,280
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, 8/1/18 PIK§	304,000	313,120
Michaels Stores, Inc.
5.875%, 12/15/20§	110,000	111,100
New Academy Finance Co. LLC/New Academy Finance Corp.
8.750%, 6/15/18 PIK§	275,000	281,531
New Look Bondco I plc
8.375%, 5/14/18§	200,000	213,000
Outerwall, Inc.
6.000%, 3/15/19	128,000	133,440
Party City Holdings, Inc.
8.875%, 8/1/20	110,000	122,650
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19 PIK§	193,000	199,273
Petco Animal Supplies, Inc.
9.250%, 12/1/18(b)§	29,000	31,157
rue21, Inc.
9.000%, 10/15/21§	175,000	117,250
Toys R Us, Inc.
10.375%, 8/15/17	248,000	206,311

		3,030,077

Total Consumer Discretionary		10,840,236

Consumer Staples (3.9%)
Beverages (0.4%)
Constellation Brands, Inc.
4.250%, 5/1/23	122,000	119,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	$145,000	$136,662

		255,917

Food & Staples Retailing (1.9%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	205,000	212,687
9.250%, 2/15/19§	144,000	157,680
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	458,438
Rite Aid Corp.
9.250%, 3/15/20	263,000	299,426
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	225,000	246,656

		1,374,887

Food Products (0.6%)
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	429,400

Household Products (1.0%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	405,000	452,588
Sun Products Corp.
7.750%, 3/15/21§	366,000	310,185

		762,773

Total Consumer Staples		2,822,977

Energy (10.2%)
Energy Equipment & Services (0.6%)
Atwood Oceanics, Inc.
6.500%, 2/1/20	140,000	150,500
Pioneer Energy Services Corp.
9.875%, 3/15/18	125,000	131,875
SESI LLC
7.125%, 12/15/21	150,000	168,000

		450,375

Oil, Gas & Consumable Fuels (9.6%)
Access Midstream Partners LP/ACMP Finance Corp.
5.875%, 4/15/21	119,000	126,437
4.875%, 3/15/24	43,000	42,785
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, 10/15/18	108,000	116,370
Artsonig Pty Ltd.
12.000%, 4/1/19 PIK(b)§	139,508	139,857
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
9.250%, 8/15/21§	153,000	165,144
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22	115,000	124,487
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	250,000	287,500
7.625%, 1/15/22	101,000	107,944
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	200,000	215,000
Chaparral Energy, Inc.
9.875%, 10/1/20	200,000	227,500
Chesapeake Energy Corp.
9.500%, 2/15/15	250,000	264,687
Concho Resources, Inc.
7.000%, 1/15/21	320,000	352,800
Continental Resources, Inc.
7.125%, 4/1/21	200,000	225,181
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22§	167,000	174,619
Denbury Resources, Inc.
8.250%, 2/15/20	100,000	108,750
El Paso LLC
7.800%, 8/1/31	256,000	272,640
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	145,000	149,350
Halcon Resources Corp.
9.750%, 7/15/20§	131,000	140,497
9.750%, 7/15/20	150,000	160,875
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%, 4/1/22(b)§	118,000	120,213
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	262,000	290,165
Linn Energy LLC/Linn Energy Finance Corp.
7.250%, 11/1/19§	145,000	150,075
Magnum Hunter Resources Corp.
9.750%, 5/15/20	180,000	199,800
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	130,000	137,475
Murphy Oil USA, Inc.
6.000%, 8/15/23§	225,000	232,313
Murray Energy Corp.
8.625%, 6/15/21§	92,000	97,060
Oasis Petroleum, Inc.
6.875%, 3/15/22§	120,000	129,600
Penn Virginia Corp.
8.500%, 5/1/20	123,000	135,915
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	333,000	374,625
QEP Resources, Inc.
5.375%, 10/1/22	213,000	214,278
Range Resources Corp.
6.750%, 8/1/20	170,000	183,600
SandRidge Energy, Inc.
7.500%, 2/15/23	200,000	212,240
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21§	119,000	127,628
Swift Energy Co.
8.875%, 1/15/20	215,000	226,288
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20§	260,000	270,400
6.125%, 10/15/21	153,000	162,563
Ultra Petroleum Corp.
5.750%, 12/15/18§	102,000	106,845
Whiting Petroleum Corp.
5.750%, 3/15/21	215,000	230,588

		7,004,094

Total Energy		7,454,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (7.8%)
Banks (0.9%)
CIT Group, Inc.
5.000%, 8/1/23	$183,000	$187,117
Credit Corp. Group Ltd.
12.000%, 7/15/18§	205,000	209,100
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	272,000	284,920

		681,137

Consumer Finance (1.9%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	435,000
General Motors Financial Co., Inc.
4.250%, 5/15/23	267,000	263,662
National Money Mart Co.
10.375%, 12/15/16	160,000	161,200
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	170,000	174,250
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	315,000	343,941

		1,378,053

Diversified Financial Services (3.3%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	660,000	554,400
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK	360,000	371,664
CNH Capital LLC
6.250%, 11/1/16	200,000	217,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Finance Corp.
9.750%, 4/1/21§	250,000	283,750
Opal Acquisition, Inc.
8.875%, 12/15/21§	165,000	165,825
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	195,000	189,150
Speedy Group Holdings Corp.
12.000%, 11/15/17§	438,000	444,570
Stearns Holdings, Inc.
9.375%, 8/15/20§	194,000	202,730

		2,429,714

Insurance (0.4%)
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§	238,000	253,768

Real Estate Management & Development (1.3%)
Howard Hughes Corp.
6.875%, 10/1/21§	150,000	161,344
Kennedy-Wilson, Inc.
8.750%, 4/1/19	32,000	34,880
Mattamy Group Corp.
6.500%, 11/15/20§	142,000	143,775
Realogy Group LLC
7.875%, 2/15/19§	188,000	202,570
7.625%, 1/15/20(b)§	245,000	272,256
9.000%, 1/15/20§	104,000	118,820

		933,645

Total Financials		5,676,317

Health Care (4.3%)
Health Care Equipment & Supplies (0.8%)
Fresenius US Finance II, Inc.
4.250%, 2/1/21§	78,000	78,195
Hologic, Inc.
6.250%, 8/1/20	235,000	249,394
Immucor, Inc.
11.125%, 8/15/19	250,000	282,500

		610,089

Health Care Providers & Services (2.0%)
Capella Healthcare, Inc.
9.250%, 7/1/17	235,000	248,818
CHS/Community Health Systems, Inc.
6.875%, 2/1/22(b)§	320,000	335,600
HCA Holdings, Inc.
7.750%, 5/15/21	210,000	231,273
MPH Acquisition Holdings LLC
6.625%, 4/1/22(b)§	133,000	135,993
Res-Care, Inc.
10.750%, 1/15/19	120,000	133,500
Tenet Healthcare Corp.
6.750%, 2/1/20	42,000	44,205
8.125%, 4/1/22	187,000	209,496
Vantage Oncology LLC/Vantage Oncology Finance Co.
9.500%, 6/15/17§	102,000	104,040

		1,442,925

Pharmaceuticals (1.5%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	389,000	402,615
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	234,000	237,802
JLL/Delta Dutch Newco B.V.
7.500%, 2/1/22§	53,000	54,722
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17(b)	96,000	95,520
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	78,000	84,435
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	215,000	242,413

		1,117,507

Total Health Care		3,170,521

Industrials (13.3%)
Aerospace & Defense (1.6%)
Bombardier, Inc.
6.000%, 10/15/22(b)§	402,000	402,000
6.125%, 1/15/23§	74,000	74,555
DynCorp International, Inc.
10.375%, 7/1/17	565,000	587,600
Spirit AeroSystems, Inc.
5.250%, 3/15/22(b)§	108,000	108,540

		1,172,695

Building Products (0.5%)
Nortek, Inc.
8.500%, 4/15/21(b)	318,000	353,775

Commercial Services & Supplies (2.8%)
ADT Corp.
4.125%, 4/15/19	199,000	197,269
Covanta Holding Corp.
5.875%, 3/1/24	110,000	111,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Interface, Inc.
7.625%, 12/1/18	$360,000	$383,400
Mustang Merger Corp.
8.500%, 8/15/21§	170,000	185,300
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§	160,000	168,300
TransUnion Holding Co., Inc.
8.875%, 6/15/18	297,000	310,365
9.625%, 6/15/18	400,000	425,750
Wyle Services Corp.
10.500%, 4/1/18§	230,000	242,075

		2,024,195

Construction & Engineering (1.1%)
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	167,000	178,272
Modular Space Corp.
10.250%, 1/31/19§	248,000	257,920
Tutor Perini Corp.
7.625%, 11/1/18	362,000	385,078

		821,270

Distributors (0.4%)
HD Supply, Inc.
11.500%, 7/15/20	259,000	306,915

Electrical Equipment (0.4%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	173,000	188,678
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, 12/15/18§	107,000	114,891

		303,569

Industrial Conglomerates (0.4%)
Sequa Corp.
7.000%, 12/15/17§	285,000	288,563

Machinery (1.4%)
Amsted Industries, Inc.
5.000%, 3/15/22(b)§	82,000	82,615
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	159,000	167,347
Case New Holland Industrial, Inc.
7.875%, 12/1/17	120,000	140,400
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	175,000	194,469
Park-Ohio Industries, Inc.
8.125%, 4/1/21	170,000	189,125
Vander Intermediate Holding II Corp.
10.500%, 2/1/19 PIK§	124,000	130,510
Waterjet Holdings, Inc.
7.625%, 2/1/20§	109,000	115,540

		1,020,006

Road & Rail (1.1%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	250,000	262,500
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.750%, 2/15/18 PIK§	300,000	303,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	244,000	247,508

		813,008

Trading Companies & Distributors (3.1%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	355,000	392,275
Aircastle Ltd.
9.750%, 8/1/18	200,000	214,750
Aviation Capital Group Corp.
7.125%, 10/15/20§	200,000	227,000
Emeco Pty Ltd.
9.875%, 3/15/19(b)§	200,000	204,500
Flexi-Van Leasing, Inc.
7.875%, 8/15/18§	133,000	145,635
Interline Brands, Inc.
10.000%, 11/15/18 PIK	198,000	215,325
International Lease Finance Corp.
8.625%, 1/15/22	210,000	257,775
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	70,000	72,450
Jurassic Holdings III, Inc.
6.875%, 2/15/21§	173,000	177,757
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§	145,000	151,525
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.000%, 6/1/20§	150,000	167,438

		2,226,430

Transportation Infrastructure (0.5%)
Aguila 3 S.A.
7.875%, 1/31/18§	332,000	352,750

Total Industrials		9,683,176

Information Technology (7.2%)
Electronic Equipment, Instruments & Components (0.9%)
CommScope, Inc.
8.250%, 1/15/19§	73,000	79,023
CPI International, Inc.
8.000%, 2/15/18(b)	95,000	98,087
MMI International Ltd.
8.000%, 3/1/17§	450,000	460,125

		637,235

Internet Software & Services (0.7%)
Bankrate, Inc.
6.125%, 8/15/18§	118,000	125,080
Equinix, Inc.
7.000%, 7/15/21	321,000	357,112

		482,192

IT Services (1.0%)
iGATE Corp.
9.000%, 5/1/16	190,000	199,619
iPayment, Inc.
10.250%, 5/15/18	87,000	63,945
SRA International, Inc.
11.000%, 10/1/19	450,000	473,625

		737,189

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.
8.125%, 12/15/17	255,000	266,475
6.750%, 3/1/19§	203,000	202,746
Magnachip Semiconductor Corp.
6.625%, 7/15/21(b)	284,000	284,000

		753,221

Software (2.9%)
Activision Blizzard, Inc.
6.125%, 9/15/23§	145,000	157,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Audatex North America, Inc.
6.000%, 6/15/21§	$204,000	$216,878
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21(b)§	172,000	174,580
BMC Software Finance, Inc.
8.125%, 7/15/21§	324,000	341,010
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18 PIK§	210,000	214,200
Infor US, Inc.
11.500%, 7/15/18	170,000	196,775
9.375%, 4/1/19	390,000	439,725
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	360,000	399,600

		2,140,455

Technology Hardware, Storage & Peripherals (0.7%)
NCR Corp.
6.375%, 12/15/23§	171,000	181,688
Seagate HDD Cayman
7.000%, 11/1/21	260,000	290,875

		472,563

Total Information Technology		5,222,855

Materials (8.1%)
Chemicals (1.9%)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/20	38,000	37,810
Ineos Finance plc
7.500%, 5/1/20§	330,000	361,350
JM Huber Corp.
9.875%, 11/1/19§	400,000	460,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	126,000	127,418
Orion Engineered Carbons Finance & Co. S.C.A.
10.000%, 8/1/19 PIK§	200,000	207,750
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	172,000	168,345

		1,362,673

Commercial Services & Supplies (0.4%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	278,000	287,730

Construction Materials (0.4%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	275,000	309,719

Containers & Packaging (1.3%)
BOE Intermediate Holding Corp.
9.750%, 11/1/17 PIK§	219,555	239,315
BOE Merger Corp.
10.250%, 11/1/17 PIK§	130,000	137,150
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.
10.125%, 7/15/20§	215,000	228,034
Exopack Holding Corp.
10.000%, 6/1/18§	150,000	162,750
Exopack Holdings S.A.
7.875%, 11/1/19§	206,000	217,845

		985,094

Metals & Mining (4.1%)
ArcelorMittal
6.750%, 2/25/22	285,000	313,585
7.500%, 10/15/39	430,000	444,534
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	363,000	333,960
FMG Resources Pty Ltd.
8.250%, 11/1/19§	343,000	377,300
Global Brass & Copper, Inc.
9.500%, 6/1/19	400,000	462,000
HudBay Minerals, Inc.
9.500%, 10/1/20	223,000	239,167
JMC Steel Group, Inc.
8.250%, 3/15/18§	135,000	137,363
Prince Mineral Holding Corp.
11.500%, 12/15/19§	250,000	280,625
WireCo WorldGroup, Inc.
9.500%, 5/15/17	400,000	411,240

		2,999,774

Total Materials		5,944,990

Telecommunication Services (5.0%)
Diversified Telecommunication Services (2.2%)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250%, 10/30/17	150,000	158,625
Columbus International, Inc.
7.375%, 3/30/21(b)§	200,000	206,000
Frontier Communications Corp.
8.750%, 4/15/22	250,000	286,250
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	155,000	168,175
Intelsat Luxembourg S.A.
8.125%, 6/1/23§	330,000	349,388
Sprint Capital Corp.
6.875%, 11/15/28	100,000	96,750
8.750%, 3/15/32	132,000	145,530
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	200,000	206,500

		1,617,218

Wireless Telecommunication Services (2.8%)
Digicel Group Ltd.
10.500%, 4/15/18§	300,000	318,002
Inmarsat Finance plc
7.375%, 12/1/17§	410,000	426,400
Sprint Corp.
7.875%, 9/15/23§	270,000	297,000
7.125%, 6/15/24§	395,000	414,750
T-Mobile USA, Inc.
6.625%, 4/1/23	100,000	105,880
6.500%, 1/15/24(b)	445,000	466,137

		2,028,169

Total Telecommunication Services		3,645,387

Utilities (1.1%)
Gas Utilities (0.3%)
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	200,000	230,500

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp.
9.750%, 4/15/16	120,000	139,200
Calpine Corp.
5.875%, 1/15/24§	271,000	275,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
GenOn Energy, Inc.
9.875%, 10/15/20	$190,000	$193,800

		608,065

Total Utilities		838,565

Total Corporate Bonds		55,299,493

Total Long-Term Debt Securities (75.7%) (Cost $54,381,585)		55,299,493

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.6%)
iShares® iBoxx $ High Yield Corporate Bond ETF	54,940	5,185,787
SPDR® Barclays High Yield Bond ETF	220,605	9,113,192

Total Investment Companies (19.6%) (Cost $14,046,065)		14,298,979

Total Investments (95.3%) (Cost $68,427,650)		69,598,472
Other Assets Less Liabilities (4.7%)		3,416,727

Net Assets (100%)		$73,015,199

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $27,693,851 or 37.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,840,236	$—	$10,840,236
Consumer Staples	—	2,822,977	—	2,822,977
Energy	—	7,454,469	—	7,454,469
Financials	—	5,676,317	—	5,676,317
Health Care	—	3,170,521	—	3,170,521
Industrials	—	9,683,176	—	9,683,176
Information Technology	—	5,222,855	—	5,222,855
Materials	—	5,944,990	—	5,944,990
Telecommunication Services	—	3,645,387	—	3,645,387
Utilities	—	838,565	—	838,565
Investment Companies
Exchange Traded Funds (ETFs)	$14,298,979	$—	$—	$14,298,979

Total Assets	$14,298,979	$55,299,493	$—	$69,598,472

Total Liabilities	$—	$—	$—	$—

Total	$14,298,979	$55,299,493	$—	$69,598,472

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,637,770
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,529,580

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,635,042
Aggregate gross unrealized depreciation	(464,220)

Net unrealized appreciation	$1,170,822

Federal income tax cost of investments	$68,427,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.6%)
Financials (0.4%)
Diversified Financial Services (0.4%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	$280,000	$288,827
3.450%, 6/12/21	280,000	293,074
Private Export Funding Corp.
4.550%, 5/15/15	560,000	586,694
4.950%, 11/15/15	180,000	193,251
1.375%, 2/15/17	740,000	748,468
1.875%, 7/15/18	10,250,000	10,371,437
4.375%, 3/15/19	280,000	314,094
2.050%, 11/15/22	10,325,000	9,593,589
3.550%, 1/15/24	5,979,000	6,142,348

Total Financials		28,531,782

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,107,494
3.875%, 2/15/21	3,345,000	3,613,379
1.875%, 8/15/22	12,000,000	11,055,053

Total Utilities		16,775,926

Total Corporate Bonds		45,307,708

Government Securities (88.2%)
U.S. Government Agencies (49.0%)
Federal Farm Credit Bank
0.250% 9/10/15	$20,000,000	19,985,806
1.500% 11/16/15	13,953,000	14,218,260
4.875% 12/16/15	14,000,000	15,067,311
0.390% 12/17/15	15,000,000	14,995,519
0.450% 7/12/16	7,280,000	7,231,796
5.125% 8/25/16	7,450,000	8,247,143
0.540% 11/7/16	5,000,000	4,966,765
4.875% 1/17/17	20,050,000	22,278,233
2.500% 6/20/22	9,000,000	8,630,695
Federal Home Loan Bank
0.375% 8/28/15	50,000,000	50,081,860
1.750% 9/11/15	20,000,000	20,416,962
0.500% 11/20/15	30,000,000	30,084,039
0.500% 1/8/16	21,000,000	20,945,786
0.375% 2/19/16	35,000,000	34,956,110
1.000% 3/11/16	13,490,000	13,628,269
3.125% 3/11/16	4,650,000	4,882,183
5.375% 5/18/16	53,000,000	58,506,324
2.125% 6/10/16	23,300,000	24,096,038
0.375% 6/24/16	35,000,000	34,853,280
0.575% 7/29/16	5,000,000	4,989,205
2.000% 9/9/16	14,000,000	14,445,175
0.650% 9/12/16	20,000,000	19,959,410
1.125% 9/28/16	25,000,000	25,258,405
0.750% 11/28/16	15,000,000	14,989,266
4.750% 12/16/16	15,850,000	17,518,961
0.750% 12/19/16	10,000,000	9,967,795
0.625% 12/28/16	50,000,000	49,794,445
1.000% 3/27/17	10,000,000	9,992,498
4.875% 5/17/17	32,000,000	35,790,035
5.250% 6/5/17	4,650,000	5,224,847
1.000% 6/9/17	18,650,000	18,624,287
1.000% 6/21/17	47,000,000	46,934,524
1.050% 7/26/17	9,300,000	9,262,999
2.250% 9/8/17	1,850,000	1,917,625
5.000% 11/17/17	3,450,000	3,908,653
1.050% 1/30/18	25,000,000	24,610,765
1.375% 3/9/18	15,000,000	14,973,876
4.750% 6/8/18	1,850,000	2,096,100
1.150% 7/25/18	20,000,000	19,595,064
1.875% 3/8/19	32,600,000	32,773,846
2.000% 3/27/19	10,000,000	9,987,408
5.375% 5/15/19	1,850,000	2,174,423
1.625% 6/14/19	6,000,000	5,927,266
4.125% 12/13/19	450,000	501,065
1.875% 3/13/20	20,000,000	19,700,000
4.125% 3/13/20	4,650,000	5,131,774
2.875% 9/11/20	10,000,000	10,353,356
4.625% 9/11/20	9,500,000	10,849,107
3.625% 3/12/21	450,000	484,649
5.625% 6/11/21	1,850,000	2,235,452
Federal Home Loan Mortgage Corp.
0.500% 4/17/15	23,300,000	23,372,689
4.375% 7/17/15	40,650,000	42,821,795
0.500% 8/28/15	18,650,000	18,708,195
1.750% 9/10/15	49,250,000	50,296,346
0.400% 11/13/15	5,000,000	5,003,287
4.750% 11/17/15	44,550,000	47,793,685
0.500% 2/17/16	20,000,000	20,010,510
0.500% 2/24/16	5,000,000	5,001,793
5.250% 4/18/16	50,200,000	55,084,631
0.500% 5/13/16	35,000,000	34,985,514
0.500% 5/27/16	15,000,000	14,958,345
2.500% 5/27/16	25,500,000	26,578,502
0.500% 6/6/16	15,000,000	14,956,652
0.600% 6/27/16	10,000,000	9,988,050
5.500% 7/18/16	19,500,000	21,698,506
0.650% 7/29/16	10,000,000	9,998,036
0.850% 7/29/16	10,000,000	10,019,373
2.000% 8/25/16	25,000,000	25,813,473
0.700% 9/27/16	5,000,000	4,992,469
0.750% 10/5/16	15,000,000	14,979,250
0.875% 10/14/16	50,000,000	50,114,130
5.125% 10/18/16	19,100,000	21,203,701
0.600% 10/25/16	15,000,000	14,929,791
5.000% 2/16/17	13,000,000	14,516,419
0.875% 2/22/17	15,000,000	14,978,207
1.000% 3/8/17	47,950,000	48,062,448
5.000% 4/18/17	16,800,000	18,827,585
0.700% 5/8/17	5,000,000	4,954,483
1.250% 5/12/17	40,300,000	40,623,536
1.000% 6/29/17	26,000,000	25,930,489
1.000% 7/25/17	4,650,000	4,624,885
1.000% 7/28/17	40,950,000	40,834,394
5.500% 8/23/17	16,800,000	19,218,760
1.000% 9/12/17	4,650,000	4,616,019
1.000% 9/29/17	29,300,000	29,101,996
5.125% 11/17/17	22,400,000	25,474,611
0.750% 1/12/18	70,000,000	68,427,205
0.875% 3/7/18	50,000,000	48,953,185
1.200% 3/20/18	11,200,000	11,058,828
1.100% 5/7/18	5,000,000	4,907,613
4.875% 6/13/18	28,000,000	31,855,600
3.750% 3/27/19	41,550,000	45,346,577
1.750% 5/30/19	48,650,000	48,186,779
2.000% 7/30/19	200,000	200,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 8/1/19	$31,000,000	$29,818,063
1.250% 10/2/19	60,500,000	58,040,324
2.500% 10/17/19	1,000,000	1,007,892
1.375% 5/1/20	100,000,000	95,315,000
2.375% 1/13/22	110,000,000	107,266,269
Federal National Mortgage Association
5.000% 4/15/15	18,650,000	19,577,573
0.500% 5/27/15	33,650,000	33,783,523
0.625% 6/4/15	4,650,000	4,653,805
0.500% 7/2/15	50,950,000	51,127,729
2.375% 7/28/15	20,500,000	21,079,025
2.150% 8/4/15	450,000	461,376
2.000% 9/21/15	5,000,000	5,125,936
0.500% 9/28/15	33,300,000	33,410,000
1.875% 10/15/15	200,000	204,806
4.375% 10/15/15	40,000,000	42,432,960
1.625% 10/26/15	27,950,000	28,520,705
0.375% 10/29/15	20,000,000	20,003,246
0.480% 11/25/15	10,000,000	10,013,322
0.375% 12/21/15	45,000,000	45,029,970
0.500% 1/15/16	5,000,000	4,995,260
0.500% 1/29/16	15,000,000	15,001,572
0.520% 2/26/16	5,000,000	4,998,584
2.000% 3/10/16	450,000	463,283
2.250% 3/15/16	13,050,000	13,486,086
5.000% 3/15/16	46,100,000	50,115,241
0.500% 3/30/16	50,000,000	50,009,905
2.375% 4/11/16	34,500,000	35,820,315
0.625% 4/29/16	10,000,000	10,003,457
0.550% 6/6/16	25,000,000	24,975,277
0.375% 7/5/16	30,000,000	29,844,594
5.375% 7/15/16	27,950,000	31,003,708
0.750% 7/26/16	4,650,000	4,651,540
0.625% 8/26/16	20,000,000	19,998,068
5.250% 9/15/16	19,805,000	22,025,212
0.625% 9/26/16	5,000,000	4,989,577
1.250% 9/28/16	49,700,000	50,378,405
1.375% 11/15/16	30,000,000	30,468,783
4.875% 12/15/16	38,650,000	42,828,204
1.250% 1/30/17	47,950,000	48,464,609
1.000% 2/13/17	10,000,000	9,998,525
5.000% 2/13/17	21,350,000	23,820,398
0.750% 3/6/17	3,000,000	2,980,783
0.750% 4/20/17	30,000,000	29,791,167
1.125% 4/27/17	41,000,000	41,189,625
5.000% 5/11/17	23,650,000	26,503,495
1.000% 5/26/17	14,000,000	13,959,326
(Zero Coupon), 6/1/17	1,400,000	1,350,023
5.375% 6/12/17	20,860,000	23,676,261
1.000% 8/14/17	5,000,000	4,969,098
1.000% 8/21/17	2,350,000	2,335,252
0.875% 8/28/17	37,250,000	36,886,608
1.100% 8/28/17	4,650,000	4,632,060
1.000% 9/20/17	30,000,000	29,771,106
0.875% 10/26/17	60,000,000	59,238,630
0.900% 11/7/17	20,000,000	19,666,964
0.875% 12/20/17	30,000,000	29,515,083
1.000% 12/28/17	25,000,000	24,579,047
1.030% 1/30/18	10,000,000	9,837,154
0.875% 2/8/18	50,000,000	49,020,900
1.200% 2/28/18	5,000,000	4,941,125
0.875% 5/21/18	65,000,000	63,335,831
1.125% 5/25/18	25,000,000	24,538,825
1.500% 5/25/18	15,000,000	14,968,603
1.875% 9/18/18	25,000,000	25,207,993
1.250% 10/17/18	2,000,000	1,962,773
1.625% 11/27/18	60,000,000	59,735,028
1.250% 12/28/18	1,000,000	977,822
1.750% 1/30/19	2,350,000	2,352,205
1.875% 2/19/19	40,000,000	40,061,684
2.750% 4/16/19	5,000,000	5,005,265
(Zero Coupon), 10/9/19	950,000	817,824
1.550% 10/15/19	2,000,000	1,947,989
1.330% 10/24/19	5,000,000	4,790,622
1.550% 10/29/19	10,000,000	9,730,120
1.700% 3/27/20	2,000,000	1,938,258
2.250% 10/17/22	20,000,000	18,831,352
2.200% 10/25/22	16,000,000	15,006,181
2.500% 3/27/23	10,000,000	9,481,554
Financing Corp.
9.400% 2/8/18	930,000	1,212,296
9.650% 11/2/18	1,950,000	2,646,486
8.600% 9/26/19	380,000	512,639

		3,807,171,129

U.S. Treasuries (39.2%)
U.S. Treasury Bonds
10.625% 8/15/15	1,200,000	1,370,883
9.875% 11/15/15	1,750,000	2,020,558
9.250% 2/15/16	1,300,000	1,514,500
7.250% 5/15/16	4,650,000	5,309,810
7.500% 11/15/16	14,000,000	16,458,477
8.750% 5/15/17	6,450,000	7,991,260
8.875% 8/15/17	3,250,000	4,088,367
9.125% 5/15/18	2,800,000	3,672,785
9.000% 11/15/18	2,800,000	3,730,945
8.875% 2/15/19	9,300,000	12,462,636
8.125% 8/15/19	2,800,000	3,709,125
8.500% 2/15/20	1,850,000	2,524,816
8.750% 5/15/20	2,800,000	3,890,469
8.750% 8/15/20	6,500,000	9,093,335
7.875% 2/15/21	2,800,000	3,816,094
8.125% 5/15/21	3,250,000	4,509,470
8.000% 11/15/21	2,800,000	3,904,414
U.S. Treasury Notes
0.375% 4/15/15	35,000,000	35,082,033
0.125% 4/30/15	55,000,000	54,989,259
2.500% 4/30/15	19,100,000	19,580,951
0.250% 5/15/15	20,000,000	20,021,778
4.125% 5/15/15	19,650,000	20,519,666
0.250% 5/31/15	60,000,000	60,063,282
2.125% 5/31/15	14,450,000	14,778,441
0.375% 6/30/15	25,000,000	25,065,430
1.875% 6/30/15	8,850,000	9,036,982
0.250% 7/15/15	25,000,000	25,022,460
1.750% 7/31/15	26,100,000	26,643,154
0.250% 8/15/15	14,000,000	14,011,349
4.250% 8/15/15	20,050,000	21,160,876
1.250% 8/31/15	9,800,000	9,945,421
0.250% 9/15/15	25,000,000	25,009,765
0.250% 9/30/15	100,000,000	100,039,060
1.250% 9/30/15	14,900,000	15,126,264
1.250% 10/31/15	24,250,000	24,625,000
4.500% 11/15/15	14,900,000	15,913,899
1.375% 11/30/15	31,200,000	31,753,616
2.125% 12/31/15	7,450,000	7,681,685
0.375% 1/15/16	3,000,000	3,001,523
0.375% 1/31/16	30,000,000	30,009,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.000% 1/31/16	$24,700,000	$25,437,260
4.500% 2/15/16	17,250,000	18,581,484
0.250% 2/29/16	50,000,000	49,867,190
2.125% 2/29/16	6,050,000	6,249,638
2.625% 2/29/16	9,800,000	10,216,500
0.375% 3/15/16	35,000,000	34,975,563
2.250% 3/31/16	9,300,000	9,634,855
2.375% 3/31/16	23,050,000	23,943,187
2.000% 4/30/16	14,000,000	14,441,465
2.625% 4/30/16	14,000,000	14,625,762
5.125% 5/15/16	8,400,000	9,221,625
1.750% 5/31/16	8,850,000	9,085,165
3.250% 5/31/16	3,750,000	3,973,645
0.500% 6/15/16	15,000,000	14,990,918
1.500% 6/30/16	18,650,000	19,040,485
3.250% 6/30/16	27,950,000	29,639,281
1.500% 7/31/16	26,100,000	26,652,587
3.250% 7/31/16	14,000,000	14,869,394
4.875% 8/15/16	6,500,000	7,154,062
1.000% 8/31/16	23,300,000	23,505,923
3.000% 8/31/16	20,500,000	21,668,340
1.000% 9/30/16	25,650,000	25,858,658
3.000% 9/30/16	31,700,000	33,542,562
3.125% 10/31/16	28,900,000	30,691,291
4.625% 11/15/16	25,150,000	27,703,806
0.875% 11/30/16	19,100,000	19,165,656
0.875% 12/31/16	34,950,000	35,031,916
3.250% 12/31/16	21,450,000	22,881,744
0.750% 1/15/17	20,000,000	19,970,312
0.875% 1/31/17	14,000,000	14,017,227
3.125% 1/31/17	18,650,000	19,849,865
0.625% 2/15/17	45,000,000	44,713,476
4.625% 2/15/17	16,600,000	18,378,340
0.875% 2/28/17	18,650,000	18,651,822
3.000% 2/28/17	20,500,000	21,754,024
3.250% 3/31/17	23,300,000	24,918,714
3.125% 4/30/17	11,650,000	12,416,692
2.750% 5/31/17	20,500,000	21,621,295
2.500% 6/30/17	14,450,000	15,122,828
2.375% 7/31/17	22,100,000	23,035,150
4.750% 8/15/17	8,850,000	9,923,235
1.875% 8/31/17	25,650,000	26,299,014
0.625% 9/30/17	25,000,000	24,535,400
1.875% 9/30/17	23,300,000	23,867,938
0.750% 10/31/17	25,000,000	24,595,948
1.875% 10/31/17	20,200,000	20,679,158
4.250% 11/15/17	23,750,000	26,312,402
0.625% 11/30/17	25,000,000	24,442,628
0.750% 12/31/17	40,000,000	39,220,704
2.750% 12/31/17	4,200,000	4,428,785
0.875% 1/31/18	38,500,000	37,874,752
2.625% 1/31/18	19,550,000	20,521,010
3.500% 2/15/18	18,650,000	20,187,168
0.750% 2/28/18	30,000,000	29,308,593
2.750% 2/28/18	13,500,000	14,231,558
0.750% 3/31/18	40,000,000	39,010,156
2.875% 3/31/18	5,600,000	5,930,313
0.625% 4/30/18	25,000,000	24,216,307
2.625% 4/30/18	4,650,000	4,877,051
3.875% 5/15/18	4,650,000	5,113,002
1.000% 5/31/18	25,000,000	24,541,992
2.375% 5/31/18	13,500,000	14,016,533
1.375% 6/30/18	55,000,000	54,742,726
2.375% 6/30/18	23,750,000	24,641,321
1.375% 7/31/18	25,000,000	24,851,563
2.250% 7/31/18	25,150,000	25,943,306
4.000% 8/15/18	5,600,000	6,197,625
1.500% 8/31/18	22,850,000	22,808,495
1.375% 9/30/18	76,000,000	75,318,675
1.750% 10/31/18	18,650,000	18,772,573
3.750% 11/15/18	29,800,000	32,668,542
1.250% 11/30/18	40,000,000	39,300,392
1.375% 11/30/18	14,000,000	13,842,500
1.375% 12/31/18	18,650,000	18,411,047
1.500% 12/31/18	40,000,000	39,699,220
1.250% 1/31/19	18,650,000	18,271,172
1.500% 1/31/19	50,000,000	49,560,545
2.750% 2/15/19	23,750,000	24,933,094
1.375% 2/28/19	14,000,000	13,772,910
1.500% 2/28/19	60,000,000	59,401,170
1.500% 3/31/19	25,000,000	24,710,937
1.625% 3/31/19	20,000,000	19,898,438
1.250% 4/30/19	14,000,000	13,644,532
3.125% 5/15/19	20,500,000	21,867,135
0.875% 7/31/19	23,300,000	22,121,803
3.625% 8/15/19	14,900,000	16,267,482
1.000% 9/30/19	5,000,000	4,760,889
3.375% 11/15/19	31,700,000	34,183,682
1.375% 1/31/20	2,000,000	1,929,375
3.625% 2/15/20	24,450,000	26,680,586
1.125% 3/31/20	5,000,000	4,734,278
3.500% 5/15/20	28,400,000	30,767,129
1.375% 5/31/20	20,000,000	19,156,640
2.625% 8/15/20	13,000,000	13,368,672
2.625% 11/15/20	23,750,000	24,362,536
3.125% 5/15/21	9,300,000	9,795,606
1.625% 8/15/22	40,000,000	37,193,752
1.625% 11/15/22	10,000,000	9,253,906
2.000% 2/15/23	50,000,000	47,548,830
1.750% 5/15/23	25,000,000	23,159,913
2.500% 8/15/23	50,000,000	49,286,135
2.750% 11/15/23	15,000,000	15,067,823
2.750% 2/15/24	10,000,000	10,023,242

		3,043,303,058

Total Government Securities		6,850,474,187

Total Long-Term Debt Securities (88.8%) (Cost $6,906,860,460)		6,895,781,895

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.4%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	362,159,603
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	157,655,348
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	286,212,268

Total Investment Companies (10.4%) (Cost $798,559,134)		806,027,219

Total Investments (99.2%) (Cost $7,705,419,594)		7,701,809,114
Other Assets Less Liabilities (0.8%)		63,147,332

Net Assets (100%)		$7,764,956,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$28,531,782	$—	$28,531,782
Utilities	—	16,775,926	—	16,775,926
Government Securities
U.S. Government Agencies	—	3,807,171,129	—	3,807,171,129
U.S. Treasuries	—	3,043,303,058	—	3,043,303,058
Investment Companies
Exchange Traded Funds (ETFs)	806,027,219	—	—	806,027,219

Total Assets	$806,027,219	$6,895,781,895	$—	$7,701,809,114

Total Liabilities	$—	$—	$—	$—

Total	$806,027,219	$6,895,781,895	$—	$7,701,809,114

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$417,442,247
Long-term U.S. government debt securities	304,619,388

$722,061,635

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$408,701,176
Long-term U.S. government debt securities	291,257,284

$699,958,460

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,562,663
Aggregate gross unrealized depreciation	(44,309,470)

Net unrealized depreciation	$(4,746,807)

Federal income tax cost of investments	$7,706,555,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
AGL Energy Ltd.	35,266	$496,667
ALS Ltd.	23,592	160,473
Alumina Ltd.*	165,537	183,564
Amcor Ltd.	77,349	745,787
AMP Ltd.	187,842	868,897
APA Group	52,851	315,216
Asciano Ltd.	62,521	301,653
ASX Ltd.	12,408	415,266
Aurizon Holdings Ltd.	129,427	618,335
Australia & New Zealand Banking Group Ltd.	173,061	5,318,710
Bank of Queensland Ltd.	19,806	236,563
Bendigo and Adelaide Bank Ltd.	26,599	281,368
BHP Billiton Ltd.	755,938	25,593,214
BHP Billiton Ltd. (ADR)	6,038	409,195
Boral Ltd.	46,927	246,077
Brambles Ltd.	99,768	857,299
Caltex Australia Ltd.	8,311	170,702
CFS Retail Property Trust Group (REIT)	135,700	237,920
Coca-Cola Amatil Ltd.	36,640	374,937
Cochlear Ltd.	3,656	193,348
Commonwealth Bank of Australia	101,833	7,330,431
Computershare Ltd.	30,523	342,743
Crown Resorts Ltd.	25,679	396,270
CSL Ltd.	30,905	1,994,392
Dexus Property Group (REIT)	339,642	333,939
Echo Entertainment Group Ltd.	47,844	108,781
Federation Centres Ltd. (REIT)	88,520	193,791
Flight Centre Travel Group Ltd.	3,344	162,889
Fortescue Metals Group Ltd.	99,201	485,941
Goodman Group (REIT)	109,336	479,827
GPT Group (REIT)	105,167	357,018
Harvey Norman Holdings Ltd.	30,496	93,393
Iluka Resources Ltd.	26,838	246,858
Incitec Pivot Ltd.	104,400	286,811
Insurance Australia Group Ltd.	142,321	736,576
Leighton Holdings Ltd.	10,751	210,578
Lend Lease Group	34,975	384,634
Macquarie Group Ltd.	18,367	990,655
Metcash Ltd.	55,669	135,270
Mirvac Group (REIT)	234,128	369,251
National Australia Bank Ltd.	148,498	4,894,151
Newcrest Mining Ltd.*	49,095	451,291
Orica Ltd.	23,463	476,375
Origin Energy Ltd.	70,114	929,663
Qantas Airways Ltd.*	73,806	75,776
QBE Insurance Group Ltd.	76,712	912,693
Ramsay Health Care Ltd.	8,344	372,565
REA Group Ltd.	2,831	128,054
Rio Tinto Ltd.	81,205	4,803,182
Santos Ltd.	61,618	771,831
Seek Ltd.	20,436	333,308
Sonic Healthcare Ltd.	24,100	386,197
SP AusNet	111,403	135,381
Stockland Corp., Ltd. (REIT)	141,190	491,215
Suncorp Group Ltd.	82,472	984,840
Sydney Airport	63,698	248,225
Tabcorp Holdings Ltd.	48,171	152,650
Tatts Group Ltd.	88,860	239,107
Telstra Corp., Ltd.	275,996	1,301,858
Toll Holdings Ltd.	43,669	210,727
Transurban Group	89,727	604,308
Treasury Wine Estates Ltd.	40,986	134,247
Wesfarmers Ltd.	71,865	2,746,606
Westfield Group (REIT)	124,876	1,187,578
Westfield Retail Trust (REIT)	185,841	513,702
Westpac Banking Corp.	196,812	6,311,965
Woodside Petroleum Ltd.	41,825	1,514,081
Woolworths Ltd.	79,228	2,625,625
WorleyParsons Ltd.	13,242	186,020

		87,788,460

Austria (0.1%)
Andritz AG	4,666	288,595
Erste Group Bank AG	16,426	562,256
Immofinanz AG*	60,292	281,978
OMV AG	9,440	428,727
Raiffeisen Bank International AG	7,428	248,200
Telekom Austria AG	13,333	132,294
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,550	125,935
Voestalpine AG	6,996	308,362

		2,376,347

Belgium (0.7%)
Ageas	14,087	628,234
Anheuser-Busch InBev N.V.	50,884	5,348,378
Belgacom S.A.	9,707	304,644
Colruyt S.A.	4,784	264,108
Delhaize Group S.A.	6,532	478,661
Groupe Bruxelles Lambert S.A.	5,171	516,684
KBC Groep N.V.	61,730	3,804,028
Solvay S.A.	3,800	597,271
Telenet Group Holding N.V.	3,283	202,326
UCB S.A.	7,052	565,441
Umicore S.A.	7,307	373,037

		13,082,812

Bermuda (0.2%)
Nabors Industries Ltd.	133,959	3,302,089
Seadrill Ltd.	23,936	844,940

		4,147,029

Brazil (0.8%)
BM&F Bovespa S.A.	475,100	2,357,702
Cia. Hering	55,400	671,930
Itau Unibanco Holding S.A. (Preference) (ADR)	170,260	2,530,064
Lojas Renner S.A.	24,300	688,089
M Dias Branco S.A.	32,700	1,310,738
Vale S.A. (ADR)	601,086	8,313,019

		15,871,542

Canada (5.4%)
Agrium, Inc.	66,525	6,487,518
Brookfield Asset Management, Inc., Class A	84,134	3,436,874
Canadian National Railway Co.	487,007	27,379,534
Canadian Natural Resources Ltd. (New York Exchange)	308,152	11,823,792
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,804,890
Canadian Pacific Railway Ltd. (New York Exchange)	46,810	7,041,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Pacific Railway Ltd. (Toronto Exchange)	92,807	$13,906,359
Cenovus Energy, Inc.	52,326	1,515,361
Dollarama, Inc.	39,348	2,997,638
Finning International, Inc.	40,822	1,155,792
Potash Corp. of Saskatchewan, Inc.	177,072	6,405,345
Suncor Energy, Inc. (New York Exchange)	397,987	13,913,626
Suncor Energy, Inc. (Toronto Exchange)	150,621	5,260,495

		104,128,852

Chile (0.1%)
Banco Santander Chile S.A. (ADR)	51,240	1,201,066

China (0.1%)
Guangzhou Automobile Group Co., Ltd., Class H	1,278,068	1,347,605
Yangzijiang Shipbuilding Holdings Ltd.	127,652	109,795

		1,457,400

Denmark (1.1%)
A. P. Moller - Maersk A/S, Class A	35	404,569
A. P. Moller - Maersk A/S, Class B	84	1,009,878
Carlsberg A/S, Class B	47,142	4,697,741
Chr Hansen Holding A/S	54,751	2,172,165
Coloplast A/S, Class B	6,976	565,268
Danske Bank A/S	41,066	1,145,122
DSV A/S	11,251	363,558
Novo Nordisk A/S, Class B	205,327	9,366,921
Novozymes A/S, Class B	14,010	616,874
TDC A/S	50,204	464,010
Tryg A/S	1,627	160,887
William Demant Holding A/S*	1,573	134,748

		21,101,741

Finland (0.5%)
Elisa Oyj	8,822	254,042
Fortum Oyj	27,388	622,631
Kone Oyj, Class B	54,323	2,281,415
Metso Oyj	8,192	267,745
Neste Oil Oyj	8,496	173,217
Nokia Oyj*	236,958	1,744,670
Nokian Renkaat Oyj	7,196	291,616
Orion Oyj, Class B	6,464	195,296
Pohjola Bank plc, Class A	9,195	204,694
Sampo Oyj, Class A	27,957	1,452,492
Stora Enso Oyj, Class R	35,328	378,419
UPM-Kymmene Oyj	33,723	577,487
Wartsila Oyj	11,316	616,628

		9,060,352

France (6.5%)
Accor S.A.	10,150	520,295
Aeroports de Paris S.A.	1,852	231,045
Air Liquide S.A.	38,418	5,211,035
Airbus Group N.V.	37,107	2,661,101
Alcatel-Lucent*	175,228	692,371
Alstom S.A.	13,820	377,967
Arkema S.A.	4,024	456,441
AtoS	4,314	390,374
AXA S.A.	113,867	2,964,717
BNP Paribas S.A.	62,928	4,864,732
Bouygues S.A.	12,235	511,367
Bureau Veritas S.A.	14,186	434,834
Cap Gemini S.A.	9,151	693,823
Carrefour S.A.	38,642	1,497,417
Casino Guichard Perrachon S.A.	3,611	430,429
CGG S.A.*	10,176	163,460
Christian Dior S.A.	3,495	673,787
Cie de Saint-Gobain S.A.	26,010	1,574,726
Cie Generale des Etablissements Michelin	11,679	1,462,934
CNP Assurances S.A.	10,289	218,033
Credit Agricole S.A.*	64,050	1,011,540
Danone S.A.	139,110	9,839,690
Dassault Systemes S.A.	18,915	2,217,084
Edenred	12,957	406,913
EDF S.A.	15,407	610,143
Essilor International S.A.	30,357	3,067,526
Eurazeo S.A.	2,068	186,048
Eutelsat Communications S.A.	9,195	312,504
Fonciere des Regions (REIT)	1,883	174,389
GDF Suez S.A.	84,333	2,310,894
Gecina S.A. (REIT)	1,344	178,774
Groupe Eurotunnel S.A. (Registered)	35,696	456,069
ICADE (REIT)	2,246	222,419
Iliad S.A.	1,581	456,184
Imerys S.A.	2,253	200,287
J.C. Decaux S.A.	4,428	193,912
Kering	4,846	989,770
Klepierre S.A. (REIT)	6,489	290,604
Lafarge S.A.	11,969	938,191
Lagardere S.C.A.	7,357	292,432
Legrand S.A.	40,138	2,496,049
L’Oreal S.A.	26,201	4,322,522
LVMH Moet Hennessy Louis Vuitton S.A.	53,502	9,739,609
Natixis S.A.	58,519	430,086
Orange S.A.	116,891	1,728,566
Pernod-Ricard S.A.	63,033	7,343,676
Publicis Groupe S.A.	57,964	5,242,493
Remy Cointreau S.A.	1,565	125,716
Renault S.A.	12,075	1,176,446
Rexel S.A.	14,621	383,825
Safran S.A.	16,978	1,177,468
Sanofi S.A.	75,520	7,891,843
Schneider Electric S.A.	73,065	6,495,945
SCOR SE	9,741	341,321
Societe BIC S.A.	1,802	236,804
Societe Generale S.A.	45,315	2,797,347
Sodexo S.A.	6,043	634,410
Suez Environnement Co. S.A.	17,727	360,150
Technip S.A.	25,943	2,678,586
Thales S.A.	5,805	385,392
Total S.A.	135,193	8,879,469
Unibail-Rodamco SE (REIT)	6,148	1,598,571
Valeo S.A.	4,703	663,391
Vallourec S.A.	6,690	363,669
Veolia Environnement S.A.	21,753	431,398
Vinci S.A.	30,201	2,250,367
Vivendi S.A.	75,920	2,117,930
Wendel S.A.	2,053	319,383
Zodiac Aerospace	10,820	382,265

		123,380,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (5.8%)
Adidas AG	41,494	$4,495,338
Allianz SE (Registered)	28,864	4,877,995
Axel Springer SE	2,639	169,025
BASF SE	105,253	11,697,470
BASF SE (ADR)	6,500	723,970
Bayer AG (Registered)	97,430	13,176,113
Bayerische Motoren Werke (BMW) AG	20,845	2,631,315
Bayerische Motoren Werke (BMW) AG (Preference)	3,370	318,536
Beiersdorf AG	6,461	630,111
Brenntag AG	22,949	4,261,586
Celesio AG	2,901	99,147
Commerzbank AG*	61,669	1,134,606
Continental AG	6,945	1,664,211
Daimler AG (Registered)	60,974	5,762,349
Deutsche Bank AG (Registered)	64,450	2,882,895
Deutsche Boerse AG	12,060	959,715
Deutsche Lufthansa AG (Registered)*	14,742	386,142
Deutsche Post AG (Registered)	57,549	2,137,754
Deutsche Telekom AG (Registered)	182,568	2,952,977
Deutsche Wohnen AG	17,722	380,166
E.ON SE	113,242	2,213,559
Fraport AG Frankfurt Airport Services Worldwide	2,210	165,274
Fresenius Medical Care AG & Co. KGaA	34,143	2,382,050
Fresenius SE & Co. KGaA	7,992	1,250,589
Fuchs Petrolub SE (Preference)	2,259	226,591
GEA Group AG	11,539	527,351
Hannover Rueck SE	3,865	345,675
HeidelbergCement AG	9,014	772,415
Henkel AG & Co. KGaA	8,067	810,902
Henkel AG & Co. KGaA (Preference)	11,192	1,204,555
Hochtief AG	1,911	173,637
Hugo Boss AG	2,017	268,625
Infineon Technologies AG	69,256	826,325
K+S AG (Registered)	11,041	362,655
Kabel Deutschland Holding AG	1,419	195,028
Lanxess AG	5,333	402,313
Linde AG	35,868	7,179,569
MAN SE	2,237	285,057
Merck KGaA	4,142	697,438
Metro AG	8,310	339,518
Muenchener Rueckversicherungs AG (Registered)	11,300	2,468,676
OSRAM Licht AG*	5,056	328,363
Porsche Automobil Holding SE (Preference)	9,563	982,071
ProSiebenSat.1 Media AG (Registered)	13,507	619,448
RWE AG	30,725	1,246,649
SAP AG	105,168	8,512,693
Siemens AG (Registered)	50,191	6,754,603
Sky Deutschland AG*	27,353	235,872
Suedzucker AG	5,196	148,166
Symrise AG	58,571	2,927,877
Telefonica Deutschland Holding AG	17,763	141,579
ThyssenKrupp AG*	28,070	753,550
United Internet AG (Registered)	6,794	318,994
Volkswagen AG	1,792	454,204
Volkswagen AG (Preference)	9,104	2,358,801

		110,222,093

Hong Kong (1.7%)
AIA Group Ltd.	1,615,925	7,677,502
ASM Pacific Technology Ltd.	15,307	148,600
Bank of East Asia Ltd.	79,980	313,348
BOC Hong Kong Holdings Ltd.	237,043	676,749
Cathay Pacific Airways Ltd.	74,575	139,147
Cheung Kong Holdings Ltd.	86,899	1,443,922
Cheung Kong Infrastructure Holdings Ltd.	39,340	252,351
China Unicom Hong Kong Ltd.	1,304,023	1,714,229
CLP Holdings Ltd.	111,564	843,792
Dairy Farm International Holdings Ltd.	82,619	805,566
First Pacific Co., Ltd.	140,250	139,892
Galaxy Entertainment Group Ltd.*	132,000	1,152,823
Hang Lung Properties Ltd.	143,438	412,742
Hang Seng Bank Ltd.	49,074	782,870
Henderson Land Development Co., Ltd.	68,209	399,206
HKT Trust and HKT Ltd.	136,000	143,646
Hong Kong & China Gas Co., Ltd.	367,747	803,512
Hong Kong Exchanges and Clearing Ltd.	69,727	1,057,799
Hopewell Holdings Ltd.	37,351	128,626
Hutchison Whampoa Ltd.	134,571	1,786,510
Hysan Development Co., Ltd.	39,459	171,986
Kerry Properties Ltd.	40,732	135,771
Li & Fung Ltd.	2,803,503	4,156,122
Link REIT (REIT)	146,186	719,408
MTR Corp., Ltd.	93,029	345,197
New World Development Co., Ltd.	238,170	239,670
Noble Group Ltd.	269,979	255,471
NWS Holdings Ltd.	95,382	160,874
PCCW Ltd.	265,585	133,382
Power Assets Holdings Ltd.	88,996	773,144
Shangri-La Asia Ltd.	99,859	163,995
Sino Land Co., Ltd.	189,241	278,303
SJM Holdings Ltd.	124,000	349,895
Sun Hung Kai Properties Ltd.	101,278	1,241,845
Swire Pacific Ltd., Class A	43,331	505,841
Swire Properties Ltd.	75,000	214,389
Wharf Holdings Ltd.	97,330	623,116
Wheelock & Co., Ltd.	58,116	227,541
Yue Yuen Industrial Holdings Ltd.	46,199	150,735

		31,669,517

India (0.1%)
HDFC Bank Ltd. (ADR)	68,450	2,808,503

Ireland (1.6%)
Accenture plc, Class A	67,416	5,374,403
Bank of Ireland*	1,401,187	595,849
CRH plc	46,557	1,297,935
Eaton Corp. plc	163,471	12,279,941
Experian plc	220,439	3,976,172
James Hardie Industries plc (CDI)	27,899	371,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kerry Group plc (BATS Eaurope Exchange), Class A	6,232	$475,663
Kerry Group plc (Irish Stock Exchange), Class A	3,337	253,558
Paddy Power plc	21,336	1,698,671
Shire plc	77,421	3,809,656

		30,132,892

Israel (0.4%)
Bank Hapoalim B.M.	67,673	386,114
Bank Leumi Le-Israel B.M.*	80,023	312,441
Bezeq Israeli Telecommunication Corp., Ltd.	115,948	206,472
Delek Group Ltd.	229	91,460
Israel Chemicals Ltd.	28,547	249,541
Israel Corp., Ltd.*	166	92,614
Mizrahi Tefahot Bank Ltd.	8,173	111,821
NICE Systems Ltd.	3,657	163,036
NICE Systems Ltd. (ADR)	65,249	2,914,020
Teva Pharmaceutical Industries Ltd.	54,148	2,855,424

		7,382,943

Italy (1.3%)
Assicurazioni Generali S.p.A.	74,049	1,652,444
Atlantia S.p.A.	22,882	589,175
Banca Monte dei Paschi di Siena S.p.A.*	428,122	156,256
Banco Popolare SC*	21,666	472,257
Enel Green Power S.p.A.	109,584	307,969
Enel S.p.A.	418,044	2,368,759
Eni S.p.A.	161,154	4,047,003
Exor S.p.A.	5,733	257,640
Fiat S.p.A.*	56,105	652,972
Finmeccanica S.p.A.*	26,882	266,284
Intesa Sanpaolo S.p.A.	733,138	2,489,635
Luxottica Group S.p.A.	10,584	612,029
Mediobanca S.p.A.*	32,379	370,901
Pirelli & C. S.p.A.	14,626	229,809
Prysmian S.p.A.	99,272	2,477,219
Saipem S.p.A.	114,867	2,806,562
Snam S.p.A.	129,346	757,804
Telecom Italia S.p.A.	641,433	757,270
Telecom Italia S.p.A. (RNC)	384,457	360,108
Terna Rete Elettrica Nazionale S.p.A.	96,078	514,869
UniCredit S.p.A.	273,655	2,505,085
Unione di Banche Italiane S.c.p.A.	54,312	512,850
UnipolSai S.p.A.*	52,468	201,273

		25,366,173

Japan (10.1%)
ABC-Mart, Inc.	1,840	79,740
Acom Co., Ltd.*	23,500	74,993
Advantest Corp.	8,998	96,767
Aeon Co., Ltd.	38,452	432,918
AEON Financial Service Co., Ltd.	61,938	1,394,135
Aeon Mall Co., Ltd.	6,908	177,256
Air Water, Inc.	10,000	138,148
Aisin Seiki Co., Ltd.	12,338	444,393
Ajinomoto Co., Inc.	36,168	518,107
Alfresa Holdings Corp.	2,366	153,984
Amada Co., Ltd.	23,148	162,533
ANA Holdings, Inc.	76,302	165,221
Aozora Bank Ltd.	68,918	196,146
Asahi Glass Co., Ltd.	64,752	374,827
Asahi Group Holdings Ltd.	24,787	695,337
Asahi Kasei Corp.	81,078	550,463
Asics Corp.	10,548	206,919
Astellas Pharma, Inc.	136,650	1,618,825
Bank of Kyoto Ltd.	21,082	173,823
Bank of Yokohama Ltd.	73,700	367,355
Benesse Holdings, Inc.	4,774	182,183
Bridgestone Corp.	41,164	1,457,787
Brother Industries Ltd.	14,515	203,649
Calbee, Inc.	4,400	103,841
Canon, Inc.	71,230	2,204,429
Casio Computer Co., Ltd.	14,827	175,116
Central Japan Railway Co.	9,200	1,078,004
Chiba Bank Ltd.	48,672	299,585
Chiyoda Corp.	10,000	129,942
Chubu Electric Power Co., Inc.*	41,254	484,690
Chugai Pharmaceutical Co., Ltd.	14,347	365,835
Chugoku Bank Ltd.	9,511	126,700
Chugoku Electric Power Co., Inc.	18,962	263,836
Citizen Holdings Co., Ltd.	17,552	131,882
Coca-Cola West Co., Ltd.	4,048	70,567
Credit Saison Co., Ltd.	9,816	194,946
Dai Nippon Printing Co., Ltd.	36,162	346,098
Daicel Corp.	17,955	148,285
Daido Steel Co., Ltd.	18,519	92,401
Daihatsu Motor Co., Ltd.	12,200	215,209
Dai-ichi Life Insurance Co., Ltd.	54,500	790,477
Daiichi Sankyo Co., Ltd.	43,287	728,124
Daikin Industries Ltd.	15,023	840,114
Dainippon Sumitomo Pharma Co., Ltd.	10,592	168,037
Daito Trust Construction Co., Ltd.	4,638	428,534
Daiwa House Industry Co., Ltd.	36,658	620,613
Daiwa Securities Group, Inc.	106,476	924,775
DeNA Co., Ltd.	6,500	117,217
Denso Corp.	30,812	1,475,157
Dentsu, Inc.	13,291	503,341
Don Quijote Holdings Co., Ltd.	3,300	170,208
East Japan Railway Co.	21,120	1,554,951
Eisai Co., Ltd.	16,154	628,296
Electric Power Development Co., Ltd.	7,603	214,465
FamilyMart Co., Ltd.	3,604	158,198
FANUC Corp.	12,044	2,120,619
Fast Retailing Co., Ltd.	3,316	1,200,435
Fuji Electric Co., Ltd.	37,288	166,168
Fuji Heavy Industries Ltd.	37,480	1,011,845
Fujifilm Holdings Corp.	28,868	773,720
Fujitsu Ltd.	119,742	722,811
Fukuoka Financial Group, Inc.	47,983	196,879
Gree, Inc.	6,500	71,618
GungHo Online Entertainment, Inc.	21,500	117,074
Gunma Bank Ltd.	22,274	121,163
Hachijuni Bank Ltd.	25,088	142,342
Hakuhodo DY Holdings, Inc.	14,060	97,883
Hamamatsu Photonics KK	4,400	199,231
Hankyu Hanshin Holdings, Inc.	74,000	402,600
Hino Motors Ltd.	16,830	249,146
Hirose Electric Co., Ltd.	1,866	255,978
Hiroshima Bank Ltd.	30,000	125,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hisamitsu Pharmaceutical Co., Inc.	3,867	$174,405
Hitachi Chemical Co., Ltd.	6,888	93,615
Hitachi Construction Machinery Co., Ltd.	6,451	124,071
Hitachi High-Technologies Corp.	3,618	84,117
Hitachi Ltd.	305,211	2,248,335
Hitachi Metals Ltd.	11,386	161,686
Hokkaido Electric Power Co., Inc.*	11,268	95,126
Hokuhoku Financial Group, Inc.	75,000	143,740
Hokuriku Electric Power Co.	10,138	131,846
Honda Motor Co., Ltd.	258,104	9,075,173
Hoya Corp.	27,902	872,359
Hulic Co., Ltd.	16,400	224,048
Ibiden Co., Ltd.	6,834	134,349
Idemitsu Kosan Co., Ltd.	5,160	106,260
IHI Corp.	83,834	351,950
Iida Group Holdings Co., Ltd.	7,500	104,246
INPEX Corp.	256,700	3,324,524
Isetan Mitsukoshi Holdings Ltd.	22,748	282,954
Isuzu Motors Ltd.	76,138	440,665
ITOCHU Corp.	94,432	1,101,566
ITOCHU Techno-Solutions Corp.	1,734	73,263
Iyo Bank Ltd.	15,578	148,679
J. Front Retailing Co., Ltd.	29,068	201,536
Japan Airlines Co., Ltd.	4,015	197,376
Japan Exchange Group, Inc.	16,000	389,532
Japan Petroleum Exploration Co.	1,910	63,458
Japan Prime Realty Investment Corp. (REIT)	48	155,211
Japan Real Estate Investment Corp. (REIT)	76	381,166
Japan Retail Fund Investment Corp. (REIT)	145	285,260
Japan Steel Works Ltd.	18,022	80,709
Japan Tobacco, Inc.	215,300	6,751,009
JFE Holdings, Inc.	31,476	591,910
JGC Corp.	13,326	462,956
Joyo Bank Ltd.	43,480	216,462
JSR Corp.	11,418	211,290
JTEKT Corp.	12,982	192,534
JX Holdings, Inc.	143,978	692,179
Kajima Corp.	51,739	181,114
Kakaku.com, Inc.	8,800	142,831
Kamigumi Co., Ltd.	13,704	133,800
Kaneka Corp.	15,644	94,770
Kansai Electric Power Co., Inc.*	44,723	458,441
Kansai Paint Co., Ltd.	14,452	206,335
Kao Corp.	32,367	1,145,356
Kawasaki Heavy Industries Ltd.	90,840	333,986
KDDI Corp.	34,000	1,978,561
Keikyu Corp.	29,466	248,145
Keio Corp.	37,347	259,928
Keisei Electric Railway Co., Ltd.	16,955	146,887
Keyence Corp.	2,853	1,173,712
Kikkoman Corp.	8,823	166,209
Kinden Corp.	8,696	84,048
Kintetsu Corp.	110,980	394,362
Kirin Holdings Co., Ltd.	54,991	764,431
Kobe Steel Ltd.	182,095	242,904
Koito Manufacturing Co., Ltd.	6,000	101,370
Komatsu Ltd.	59,272	1,225,771
Konami Corp.	5,988	138,663
Konica Minolta, Inc.	29,936	278,812
Kubota Corp.	67,508	901,855
Kuraray Co., Ltd.	22,092	252,271
Kurita Water Industries Ltd.	6,314	136,784
Kyocera Corp.	20,608	927,727
Kyowa Hakko Kirin Co., Ltd.	13,267	141,228
Kyushu Electric Power Co., Inc.	27,288	333,301
Lawson, Inc.	42,980	3,038,041
LIXIL Group Corp.	17,023	468,624
M3, Inc.	9,200	150,856
Mabuchi Motor Co., Ltd.	1,652	107,993
Makita Corp.	7,146	394,563
Marubeni Corp.	105,668	708,356
Marui Group Co., Ltd.	14,886	128,498
Maruichi Steel Tube Ltd.	3,116	80,457
Mazda Motor Corp.	170,679	755,821
McDonald’s Holdings Co. Japan Ltd.	4,480	120,434
Medipal Holdings Corp.	8,322	127,058
MEIJI Holdings Co., Ltd.	3,834	241,561
Miraca Holdings, Inc.	3,700	161,809
Mitsubishi Chemical Holdings Corp.	86,859	360,675
Mitsubishi Corp.	89,184	1,653,848
Mitsubishi Electric Corp.	120,371	1,351,541
Mitsubishi Estate Co., Ltd.	79,011	1,880,301
Mitsubishi Gas Chemical Co., Inc.	22,711	127,839
Mitsubishi Heavy Industries Ltd.	192,256	1,119,075
Mitsubishi Logistics Corp.	7,008	97,373
Mitsubishi Materials Corp.	70,819	202,392
Mitsubishi Motors Corp.	38,521	402,465
Mitsubishi Tanabe Pharma Corp.	14,290	199,528
Mitsubishi UFJ Financial Group, Inc.	805,816	4,420,440
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,900	175,547
Mitsui & Co., Ltd.	110,154	1,554,562
Mitsui Chemicals, Inc.	51,288	125,586
Mitsui Fudosan Co., Ltd.	53,427	1,626,464
Mitsui O.S.K. Lines Ltd.	68,575	266,774
Mizuho Financial Group, Inc.	1,458,602	2,877,900
MS&AD Insurance Group Holdings, Inc.	32,498	743,118
Murata Manufacturing Co., Ltd.	12,671	1,192,447
Nabtesco Corp.	7,000	161,674
Namco Bandai Holdings, Inc.	11,219	264,959
NEC Corp.	163,742	502,123
Nexon Co., Ltd.	7,200	60,562
NGK Insulators Ltd.	16,267	338,278
NGK Spark Plug Co., Ltd.	10,948	245,535
NHK Spring Co., Ltd.	9,675	89,516
Nidec Corp.	12,892	782,766
Nikon Corp.	21,859	351,385
Nintendo Co., Ltd.	6,639	790,762
Nippon Building Fund, Inc. (REIT)	86	448,803
Nippon Electric Glass Co., Ltd.	22,022	113,166
Nippon Express Co., Ltd.	48,427	236,632
Nippon Meat Packers, Inc.	10,075	150,472
Nippon Paint Co., Ltd.	11,000	166,350
Nippon Prologis REIT, Inc. (REIT)	80	161,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Steel & Sumitomo Metal Corp.	481,698	$1,313,376
Nippon Telegraph & Telephone Corp.	23,587	1,282,065
Nippon Yusen KK	101,442	296,268
Nishi-Nippon City Bank Ltd.	44,480	99,773
Nissan Motor Co., Ltd.	158,048	1,406,612
Nisshin Seifun Group, Inc.	13,901	152,584
Nissin Foods Holdings Co., Ltd.	3,506	157,945
Nitori Holdings Co., Ltd.	4,150	179,685
Nitto Denko Corp.	10,611	511,013
NKSJ Holdings, Inc.	21,104	541,387
NOK Corp.	5,864	95,659
Nomura Holdings, Inc.	230,908	1,478,687
Nomura Real Estate Holdings, Inc.	7,875	150,011
Nomura Research Institute Ltd.	6,288	198,209
NSK Ltd.	29,970	307,782
NTT Data Corp.	8,000	310,615
NTT DOCOMO, Inc.	96,800	1,524,559
NTT Urban Development Corp.	6,600	62,012
Obayashi Corp.	40,666	228,928
Obic Co., Ltd.	97,600	3,076,432
Odakyu Electric Railway Co., Ltd.	40,103	346,922
Oji Holdings Corp.	49,612	221,773
Olympus Corp.*	14,952	481,574
Omron Corp.	13,044	536,864
Ono Pharmaceutical Co., Ltd.	5,275	459,150
Oracle Corp. Japan	2,540	114,868
Oriental Land Co., Ltd.	3,186	484,059
ORIX Corp.	81,210	1,140,607
Osaka Gas Co., Ltd.	119,868	453,491
Otsuka Corp.	939	122,555
Otsuka Holdings Co., Ltd.	23,200	692,643
Panasonic Corp.	139,186	1,587,873
Park24 Co., Ltd.	6,700	127,179
Rakuten, Inc.	46,500	619,272
Resona Holdings, Inc.	136,802	660,337
Ricoh Co., Ltd.	41,380	479,433
Rinnai Corp.	2,084	182,778
Rohm Co., Ltd.	6,126	272,859
Sankyo Co., Ltd.	3,398	142,830
Sanrio Co., Ltd.	2,600	87,516
Santen Pharmaceutical Co., Ltd.	4,631	205,112
SBI Holdings, Inc.	13,030	156,701
Secom Co., Ltd.	13,427	772,665
Sega Sammy Holdings, Inc.	11,775	263,195
Seiko Epson Corp.	8,200	256,638
Sekisui Chemical Co., Ltd.	27,214	282,384
Sekisui House Ltd.	32,970	408,505
Seven & I Holdings Co., Ltd.	47,712	1,819,791
Seven Bank Ltd.	36,800	144,139
Sharp Corp.*	88,938	270,072
Shikoku Electric Power Co., Inc.*	11,543	156,377
Shimadzu Corp.	15,140	134,414
Shimamura Co., Ltd.	1,546	133,598
Shimano, Inc.	5,036	505,612
Shimizu Corp.	38,910	201,230
Shin-Etsu Chemical Co., Ltd.	26,064	1,487,553
Shinsei Bank Ltd.	107,173	210,277
Shionogi & Co., Ltd.	19,207	355,318
Shiseido Co., Ltd.	23,022	404,481
Shizuoka Bank Ltd.	36,724	357,932
Showa Denko KK	97,382	137,589
Showa Shell Sekiyu KK	12,475	111,335
SMC Corp.	3,248	854,635
SoftBank Corp.	85,672	6,461,333
Sojitz Corp.	75,442	128,377
Sony Corp.	64,564	1,230,797
Sony Financial Holdings, Inc.	10,900	178,258
Stanley Electric Co., Ltd.	8,784	194,513
Sumco Corp.	7,652	59,304
Sumitomo Chemical Co., Ltd.	95,158	350,472
Sumitomo Corp.	70,228	892,526
Sumitomo Electric Industries Ltd.	48,360	718,473
Sumitomo Heavy Industries Ltd.	32,784	133,733
Sumitomo Metal Mining Co., Ltd.	32,784	410,899
Sumitomo Mitsui Financial Group, Inc.	80,468	3,430,068
Sumitomo Mitsui Trust Holdings, Inc.	210,268	948,167
Sumitomo Realty & Development Co., Ltd.	22,526	880,297
Sumitomo Rubber Industries Ltd.	10,436	133,298
Sundrug Co., Ltd.	39,800	1,815,563
Suntory Beverage & Food Ltd.	8,700	299,434
Suruga Bank Ltd.	11,890	208,981
Suzuken Co., Ltd.	4,306	166,411
Suzuki Motor Corp.	23,436	610,520
Sysmex Corp.	9,000	288,761
T&D Holdings, Inc.	37,068	439,942
Taiheiyo Cement Corp.	75,000	269,887
Taisei Corp.	62,183	277,198
Taisho Pharmaceutical Holdings Co., Ltd.	2,071	167,462
Taiyo Nippon Sanso Corp.	15,392	120,802
Takashimaya Co., Ltd.	15,955	149,444
Takeda Pharmaceutical Co., Ltd.	49,623	2,349,212
TDK Corp.	7,871	328,089
Teijin Ltd.	56,250	139,262
Terumo Corp.	19,500	425,119
THK Co., Ltd.	7,208	161,446
Tobu Railway Co., Ltd.	65,991	318,763
Toho Co., Ltd.	7,546	151,976
Toho Gas Co., Ltd.	24,592	133,798
Tohoku Electric Power Co., Inc.	28,559	293,764
Tokio Marine Holdings, Inc.	43,915	1,316,586
Tokyo Electric Power Co., Inc.*	93,058	376,292
Tokyo Electron Ltd.	10,936	671,419
Tokyo Gas Co., Ltd.	148,711	754,015
Tokyo Tatemono Co., Ltd.	26,000	222,478
Tokyu Corp.	72,011	442,551
Tokyu Fudosan Holdings Corp.	32,292	240,349
TonenGeneral Sekiyu KK	18,830	165,988
Toppan Printing Co., Ltd.	33,910	242,486
Toray Industries, Inc.	91,774	605,732
Toshiba Corp.	251,683	1,063,797
TOTO Ltd.	17,267	238,992
Toyo Seikan Group Holdings Ltd.	10,304	167,035
Toyo Suisan Kaisha Ltd.	5,756	191,878
Toyoda Gosei Co., Ltd.	4,442	85,082
Toyota Boshoku Corp.	4,492	45,485
Toyota Industries Corp.	10,418	499,578
Toyota Motor Corp.	207,236	11,662,987
Toyota Tsusho Corp.	13,614	345,028
Trend Micro, Inc.	6,582	203,477
Tsumura & Co.	3,904	94,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ube Industries Ltd.	60,123	$110,427
Unicharm Corp.	46,894	2,510,650
United Urban Investment Corp. (REIT)	146	214,334
USS Co., Ltd.	13,610	190,756
West Japan Railway Co.	10,100	411,732
Yahoo! Japan Corp.	520,100	2,544,742
Yakult Honsha Co., Ltd.	5,507	276,040
Yamada Denki Co., Ltd.	59,420	197,778
Yamaguchi Financial Group, Inc.	14,763	132,716
Yamaha Corp.	10,479	134,716
Yamaha Motor Co., Ltd.	17,532	278,819
Yamato Holdings Co., Ltd.	23,036	495,953
Yamato Kogyo Co., Ltd.	2,754	86,147
Yamazaki Baking Co., Ltd.	5,571	65,875
Yaskawa Electric Corp.	14,140	195,034
Yokogawa Electric Corp.	13,703	220,919
Yokohama Rubber Co., Ltd.	13,000	121,965

		193,592,028

Luxembourg (0.7%)
ArcelorMittal S.A.	63,901	1,035,216
Millicom International Cellular S.A. (SDR)	4,044	411,700
RTL Group S.A.	2,384	271,617
SES S.A. (FDR)	19,477	727,228
Tenaris S.A.	30,269	669,828
Tenaris S.A. (ADR)	246,195	10,894,129

		14,009,718

Macau (0.1%)
MGM China Holdings Ltd.	58,400	206,132
Sands China Ltd.	151,867	1,140,305
Wynn Macau Ltd.	99,200	412,998

		1,759,435

Mexico (0.0%)
Fresnillo plc	11,493	161,809

Netherlands (2.9%)
Aegon N.V.	113,767	1,046,510
Akzo Nobel N.V.	39,917	3,270,582
ASML Holding N.V.	22,729	2,104,277
CNH Industrial N.V.*	57,744	665,355
Core Laboratories N.V.	51,400	10,199,816
Corio N.V. (REIT)	4,400	201,228
Delta Lloyd N.V.	11,498	319,117
Fugro N.V. (CVA)	4,383	269,837
Gemalto N.V.	5,078	592,583
Heineken Holding N.V.	6,462	417,347
Heineken N.V.	32,646	2,274,890
ING Groep N.V. (CVA)*	242,164	3,441,779
Koninklijke (Royal) KPN N.V.*	205,282	726,412
Koninklijke Ahold N.V.	58,308	1,172,078
Koninklijke Boskalis Westminster N.V.	4,874	268,729
Koninklijke DSM N.V.	9,885	678,919
Koninklijke Philips N.V.	59,298	2,086,079
Koninklijke Vopak N.V.	4,507	251,840
OCI*	5,777	262,299
QIAGEN N.V.*	15,156	317,868
Randstad Holding N.V.	7,720	453,045
Reed Elsevier N.V.	44,171	955,849
Royal Dutch Shell plc, Class A	243,970	8,917,900
Royal Dutch Shell plc, Class B	156,703	6,113,511
TNT Express N.V.	26,020	256,286
Unilever N.V. (N.Y. Shares)	61,315	2,521,273
Unilever N.V. (CVA)	102,762	4,225,302
Wolters Kluwer N.V.	19,351	546,562
Ziggo N.V.	9,588	426,129

		54,983,402

New Zealand (0.1%)
Auckland International Airport Ltd.	64,786	214,225
Contact Energy Ltd.	24,133	111,454
Fletcher Building Ltd.	43,852	362,918
Ryman Healthcare Ltd.	22,994	175,167
Telecom Corp. of New Zealand Ltd.	116,409	246,530

		1,110,294

Norway (0.3%)
Aker Solutions ASA	10,260	159,772
DNB ASA	61,210	1,065,208
Gjensidige Forsikring ASA	12,461	253,457
Norsk Hydro ASA	79,572	397,404
Orkla ASA	48,985	417,602
Statoil ASA	69,782	1,970,988
Telenor ASA	42,644	944,972
Yara International ASA	11,218	495,548
Yara International ASA (ADR)	5,000	221,500

		5,926,451

Panama (0.2%)
Copa Holdings S.A., Class A	28,711	4,168,550

Peru (0.2%)
Credicorp Ltd.	25,718	3,547,027

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	113,889	213,877
EDP - Energias de Portugal S.A.	129,130	600,466
Galp Energia SGPS S.A., Class B	21,762	376,254
Jeronimo Martins SGPS S.A.	68,269	1,146,714
Portugal Telecom SGPS S.A. (Registered)	40,099	170,783

		2,508,094

Russia (0.1%)
Sberbank of Russia (ADR)	136,872	1,337,239

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	131,522	236,218
CapitaCommercial Trust (REIT)	124,000	146,588
CapitaLand Ltd.	163,502	376,342
CapitaMall Trust (REIT)	151,267	227,186
CapitaMalls Asia Ltd.	80,421	114,366
City Developments Ltd.	26,280	211,453
ComfortDelGro Corp., Ltd.	128,550	203,078
DBS Group Holdings Ltd.	108,860	1,401,514
Genting Singapore plc	392,261	417,176
Global Logistic Properties Ltd.	197,000	414,794
Golden Agri-Resources Ltd.	466,537	213,629
Hutchison Port Holdings Trust, Class U	335,000	218,056
Jardine Cycle & Carriage Ltd.	6,449	233,145
Keppel Corp., Ltd.	91,685	793,315
Keppel Land Ltd.	44,000	117,843
Olam International Ltd.	94,924	167,858
Oversea-Chinese Banking Corp., Ltd.†	163,922	1,239,286
Sembcorp Industries Ltd.	62,812	274,494
Sembcorp Marine Ltd.	51,626	166,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Airlines Ltd.	34,682	$289,210
Singapore Exchange Ltd.	55,302	304,991
Singapore Press Holdings Ltd.	102,523	342,214
Singapore Technologies Engineering Ltd.	99,019	301,148
Singapore Telecommunications Ltd.	506,119	1,471,644
StarHub Ltd.	39,724	132,786
United Overseas Bank Ltd.	80,826	1,394,183
UOL Group Ltd.	27,532	136,943
Wilmar International Ltd.	123,455	339,924

		11,885,531

South Korea (0.3%)
NAVER Corp.	2,739	1,994,030
Samsung Electronics Co., Ltd.	2,390	3,022,319

		5,016,349

Spain (1.7%)
Abertis Infraestructuras S.A.	24,678	564,075
ACS Actividades de Construcciony Servicios S.A.	10,642	418,619
Amadeus IT Holding S.A., Class A	40,262	1,674,173
Banco Bilbao Vizcaya Argentaria S.A.	365,519	4,397,844
Banco de Sabadell S.A.	215,226	665,667
Banco Popular Espanol S.A.	101,680	769,500
Banco Santander S.A.	732,980	6,999,400
Bankia S.A.*	256,647	542,689
CaixaBank S.A.	109,294	704,045
Distribuidora Internacional de Alimentacion S.A.	36,278	332,035
Enagas S.A.	12,242	372,586
Ferrovial S.A.	25,860	561,598
Gas Natural SDG S.A.	22,451	632,123
Grifols S.A.	9,560	524,852
Iberdrola S.A.	303,862	2,127,151
Inditex S.A.	29,554	4,442,105
Mapfre S.A.	63,293	267,237
Red Electrica Corporacion S.A.	6,937	564,400
Repsol S.A.	54,798	1,400,273
Telefonica S.A.	259,551	4,109,805
Zardoya Otis S.A.	10,680	182,219

		32,252,396

Sweden (1.6%)
Alfa Laval AB	20,012	543,237
Assa Abloy AB, Class B	20,918	1,117,236
Atlas Copco AB, Class A	41,633	1,204,857
Atlas Copco AB, Class B	25,013	685,881
Boliden AB	17,532	266,421
Electrolux AB	15,420	336,530
Elekta AB, Class B	23,625	314,800
Getinge AB, Class B	12,829	361,586
Hennes & Mauritz AB, Class B	59,802	2,548,594
Hexagon AB, Class B	15,178	516,774
Husqvarna AB, Class B	24,374	170,267
Industrivarden AB, Class C	7,832	151,956
Investment AB Kinnevik, Class B	13,922	514,621
Investor AB, Class B	28,474	1,031,620
Lundin Petroleum AB*	14,264	293,180
Nordea Bank AB	190,909	2,711,341
Sandvik AB	67,985	963,248
Scania AB, Class B	20,512	603,332
Securitas AB, Class B	19,382	224,986
Skandinaviska Enskilda Banken AB, Class A	96,858	1,328,742
Skanska AB, Class B	24,355	574,386
SKF AB, Class B	25,132	644,212
Svenska Cellulosa AB S.C.A., Class B	37,271	1,097,368
Svenska Handelsbanken AB, Class A	31,362	1,576,203
Swedbank AB, Class A	56,845	1,524,472
Swedish Match AB	12,411	405,482
Tele2 AB, Class B	20,387	252,789
Telefonaktiebolaget LM Ericsson, Class B	436,040	5,809,423
TeliaSonera AB	151,858	1,146,215
Volvo AB, Class B	95,427	1,514,298

		30,434,057

Switzerland (8.1%)
ABB Ltd. (Registered)*	138,908	3,596,586
Actelion Ltd. (Registered)*	6,494	615,764
Adecco S.A. (Registered)*	8,492	708,280
Aryzta AG*	5,591	494,315
Baloise Holding AG (Registered)	3,026	380,499
Barry Callebaut AG (Registered)*	138	186,137
Cie Financiere Richemont S.A. (Registered), Class A	61,430	5,882,046
Coca-Cola HBC AG (ADR)	8,416	209,306
Coca-Cola HBC AG (CDI)	4,506	112,274
Credit Suisse Group AG (Registered)*	95,558	3,094,347
EMS-Chemie Holding AG (Registered)	503	190,622
Geberit AG (Registered)	2,380	780,353
Givaudan S.A. (Registered)*	575	890,332
Glencore Xstrata plc*	667,856	3,444,888
Holcim Ltd. (Registered)*	14,367	1,193,039
Julius Baer Group Ltd.*	70,422	3,130,220
Kuehne + Nagel International AG (Registered)	13,754	1,926,837
Lindt & Spruengli AG	54	267,679
Lindt & Spruengli AG (Registered)	7	412,128
Lonza Group AG (Registered)*	3,300	337,579
Nestle S.A. (Registered)	391,813	29,522,662
Nestle S.A. (ADR)	118,670	8,926,357
Novartis AG (Registered)	170,056	14,443,776
Novartis AG (ADR)	112,876	9,596,718
Pargesa Holding S.A.	1,798	155,663
Partners Group Holding AG	1,111	312,441
Roche Holding AG	60,778	18,269,048
Schindler Holding AG	14,023	2,071,428
Schindler Holding AG (Registered)	1,290	189,537
SGS S.A. (Registered)	351	867,061
Sika AG	138	564,898
Sonova Holding AG (Registered)*	31,496	4,607,862
STMicroelectronics N.V.	40,856	378,360
Sulzer AG (Registered)	1,527	210,131
Swatch Group AG	1,939	1,218,662
Swatch Group AG (Registered)	2,782	322,919
Swiss Life Holding AG (Registered)*	2,073	509,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Prime Site AG (Registered)*	3,444	$292,947
Swiss Reinsurance AG*	22,369	2,075,563
Swisscom AG (Registered)	1,494	917,422
Syngenta AG (Registered)	5,865	2,224,620
Syngenta AG (ADR)	18,584	1,408,296
Transocean Ltd.	22,527	929,494
UBS AG (Registered)*	470,816	9,720,456
Weatherford International Ltd.*	817,491	14,191,644
Wolseley plc	16,996	969,154
Zurich Insurance Group AG*	9,368	2,878,799

		155,628,641

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	318,551	6,377,391

United Kingdom (13.4%)
3i Group plc	62,034	411,950
Aberdeen Asset Management plc	228,702	1,491,040
Admiral Group plc	11,871	282,889
Aggreko plc	17,205	431,360
AMEC plc	19,305	361,446
Anglo American plc	88,562	2,258,695
Antofagasta plc	25,278	352,678
ARM Holdings plc	88,807	1,497,516
ASOS plc*	3,427	296,656
Associated British Foods plc	22,329	1,035,448
AstraZeneca plc	79,223	5,133,098
Aviva plc	185,641	1,478,562
Babcock International Group plc	23,093	519,131
BAE Systems plc	202,224	1,404,864
Barclays plc	967,023	3,771,995
Bellway plc	43,764	1,211,677
BG Group plc	416,957	7,776,380
BHP Billiton plc	133,505	4,120,985
BP plc	1,178,656	9,439,056
British American Tobacco plc	256,275	14,267,859
British Land Co. plc (REIT)	59,737	652,060
British Sky Broadcasting Group plc	65,003	990,721
BT Group plc	498,203	3,170,783
Bunzl plc	21,285	567,369
Burberry Group plc	74,621	1,739,197
Capita plc	207,071	3,790,053
Centrica plc	321,450	1,770,181
Cobham plc	68,418	341,582
Compass Group plc	568,951	8,695,882
Croda International plc	49,201	2,095,061
Diageo plc	633,597	19,664,823
Diageo plc (ADR)	33,413	4,162,926
Direct Line Insurance Group plc	67,739	268,503
easyJet plc	10,095	288,957
Ensco plc, Class A	16,550	873,509
G4S plc	96,804	390,432
GKN plc	104,570	680,739
GlaxoSmithKline plc	307,272	8,185,617
Hammerson plc (REIT)	45,692	422,455
Hargreaves Lansdown plc	13,410	326,174
HSBC Holdings plc	1,423,434	14,412,469
ICAP plc	34,056	214,694
IMI plc	17,038	414,564
Imperial Tobacco Group plc	61,006	2,467,095
Inmarsat plc	28,581	346,425
InterContinental Hotels Group plc	16,412	528,236
International Consolidated Airlines Group S.A.*	61,871	431,765
Intertek Group plc	54,689	2,806,639
Intu Properties plc (REIT)	42,550	200,333
Investec plc	37,008	299,564
ITV plc	238,205	761,850
J Sainsbury plc	78,683	415,091
Johnson Matthey plc	13,135	716,851
Kingfisher plc	151,951	1,069,710
Land Securities Group plc (REIT)	50,020	852,409
Legal & General Group plc	372,723	1,273,762
Lloyds Banking Group plc*	3,146,086	3,948,791
London Stock Exchange Group plc	11,094	364,767
Marks & Spencer Group plc	103,203	777,508
Meggitt plc	50,320	403,388
Melrose Industries plc	69,650	345,159
National Grid plc	233,803	3,211,092
Next plc	9,808	1,081,306
Noble Corp. plc	369,382	12,093,567
Old Mutual plc	313,638	1,053,110
Pearson plc	52,382	928,888
Persimmon plc*	19,303	433,297
Petrofac Ltd.	16,629	399,843
Prudential plc	161,783	3,427,242
Randgold Resources Ltd.	5,604	420,298
Reckitt Benckiser Group plc	98,869	8,057,608
Reed Elsevier plc	73,843	1,129,250
Resolution Ltd.	90,901	453,246
Rexam plc	50,653	411,637
Rio Tinto plc	332,024	18,516,848
Rio Tinto plc (ADR)	99,053	5,530,129
Rolls-Royce Holdings plc*	312,099	5,598,536
Royal Bank of Scotland Group plc*	136,250	707,778
Royal Mail plc*	39,617	372,213
RSA Insurance Group plc	230,334	343,845
SABMiller plc	61,099	3,051,792
Sage Group plc	70,794	493,344
Schroders plc	6,424	278,652
Segro plc (REIT)	46,877	259,770
Serco Group plc	121,366	851,733
Severn Trent plc	15,278	464,254
Smith & Nephew plc	56,332	853,488
Smiths Group plc	25,202	535,048
SSE plc	60,821	1,491,339
Standard Chartered plc	296,864	6,208,677
Standard Life plc	151,148	952,499
Subsea 7 S.A.	16,775	311,787
Tate & Lyle plc	29,884	332,983
Tesco plc	513,173	2,529,152
Travis Perkins plc	15,608	492,023
TUI Travel plc	27,743	202,747
Tullow Oil plc	58,183	726,862
Unilever plc	81,134	3,465,224
United Utilities Group plc	43,709	574,858
Vodafone Group plc	1,670,791	6,151,113
Weir Group plc	108,000	4,573,233
Whitbread plc	61,556	4,270,220
William Hill plc	54,981	312,799
WM Morrison Supermarkets plc	139,375	495,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
WPP plc	84,604	$1,750,277

		255,470,375

United States (1.5%)
Bunge Ltd.	19,118	1,520,072
Carnival plc	11,714	446,984
Mettler-Toledo International, Inc.*	12,584	2,965,797
Schlumberger Ltd.	252,844	24,652,290

		29,585,143

Total Common Stocks (73.3%) (Cost $1,031,545,737)		1,400,932,610

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.4%)
iShares® China Large-Cap ETF	121,110	4,333,316
iShares® Europe ETF	335,566	16,201,126
iShares® Latin America 40 ETF	33,047	1,208,529
iShares® MSCI Australia ETF	95,215	2,463,212
iShares® MSCI Austria Capped ETF	131,337	2,625,427
iShares® MSCI Belgium Capped ETF	68,797	1,194,316
iShares® MSCI BRIC ETF	81,616	2,956,132
iShares® MSCI Canada ETF	47,158	1,393,519
iShares® MSCI EAFE ETF	515,466	34,623,851
iShares® MSCI EAFE Small-Cap ETF	55,100	2,876,220
iShares® MSCI Emerging Markets ETF	64,132	2,628,771
iShares® MSCI France ETF	165,867	4,844,975
iShares® MSCI Germany ETF	286,710	8,988,359
iShares® MSCI Hong Kong ETF	21,077	416,692
iShares® MSCI Indonesia ETF	21,400	591,496
iShares® MSCI Ireland Capped ETF	11,600	455,764
iShares® MSCI Israel Capped ETF	19,400	1,024,320
iShares® MSCI Italy Capped ETF	354,948	6,286,129
iShares® MSCI Japan ETF	901,780	10,217,167
iShares® MSCI Malaysia ETF	20,262	317,100
iShares® MSCI Mexico Capped ETF	9,348	597,805
iShares® MSCI Netherlands ETF	88,693	2,315,774
iShares® MSCI New Zealand Capped ETF	39,400	1,692,230
iShares® MSCI Pacific ex-Japan ETF	119,192	5,731,943
iShares® MSCI Poland Capped ETF	7,700	231,385
iShares® MSCI Singapore ETF	58,226	760,432
iShares® MSCI South Korea Capped ETF	6,000	369,000
iShares® MSCI Spain Capped ETF	65,421	2,669,177
iShares® MSCI Sweden ETF	49,603	1,815,470
iShares® MSCI Switzerland Capped ETF	13,900	477,326
iShares® MSCI Thailand Capped ETF	5,568	404,794
iShares® MSCI Turkey ETF	11,984	583,381
iShares® MSCI United Kingdom ETF	66,400	1,367,176
SPDR® DJ EURO Stoxx 50 ETF	40,364	1,721,928
SPDR® S&P Emerging Asia Pacific ETF	36,279	2,797,836
SPDR® S&P Emerging Europe ETF	11,967	439,070
Vanguard FTSE Developed Markets ETF	174,400	7,197,488
Vanguard FTSE Emerging Markets ETF	15,200	616,816
Vanguard FTSE Europe ETF	33,800	1,992,510
Vanguard FTSE Pacific ETF	9,600	567,360

Total Investment Companies (7.4%) (Cost $104,296,781)		139,995,322

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	79,389	16,431

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	365,519	85,605

United Kingdom (0.0%)
Intu Properties plc, expiring 4/17/14(b)*	12,157	19,254
RSA Insurance Group plc, expiring 4/9/14*	86,375	48,240

		67,494

Total Rights (0.0%) (Cost $—)		169,530

Total Investments (80.7%) (Cost $1,135,842,518)		1,541,097,462
Other Assets Less Liabilities (19.3%)		369,696,269

Net Assets (100%)		$1,910,793,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

*	Non-income producing.

†	Security (totaling $1,239,286 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.8%
Consumer Staples	9.7
Energy	9.4
Exchange Traded Funds	7.3
Financials	13.2
Health Care	6.6
Industrials	10.8
Information Technology	3.8
Materials	8.1
Telecommunication Services	2.4
Utilities	1.6
Cash and Other	19.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,428	June-14	$140,008,973	$146,400,110	$6,391,137
FTSE 100 Index	817	June-14	88,543,576	89,126,496	582,920
SPI 200 Index	297	June-14	36,931,507	37,135,900	204,393
TOPIX Index	784	June-14	92,996,818	91,377,416	(1,619,402)

					$5,559,048

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/13/14	Goldman Sachs & Co.	2,300	$2,122,419	$2,046,563	$75,856
British Pound vs. U.S. Dollar, expiring 6/13/14	Barclays Bank plc	7,000	11,663,666	11,616,878	46,788
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Goldman Sachs & Co.	10,300	14,188,198	14,300,932	(112,734)
Japanese Yen vs. U.S. Dollar, expiring 6/13/14	Goldman Sachs & Co.	418,000	4,051,359	4,073,201	(21,842)

					$(11,932)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,357,657	$143,950,978	$—	$148,308,635
Consumer Staples	18,650,672	165,951,238	—	184,601,910
Energy	111,525,208	68,517,716	—	180,042,924
Financials	17,218,475	234,459,769	1,239,286	252,917,530
Health Care	12,562,515	113,447,245	—	126,009,760
Industrials	65,931,804	139,460,967	—	205,392,771
Information Technology	14,665,814	57,486,987	—	72,152,801
Materials	29,498,972	125,531,856	—	155,030,828
Telecommunication Services	—	45,041,217	—	45,041,217
Utilities	—	31,434,234	—	31,434,234
Forward Currency Contracts	—	122,644	—	122,644
Futures	7,178,450	—	—	7,178,450
Investment Companies
Exchange Traded Funds (ETFs)	139,995,322	—	—	139,995,322
Rights
Financials	—	169,530	—	169,530

Total Assets	$421,584,889	$1,125,574,381	$1,239,286	$1,548,398,556

Liabilities:
Forward Currency Contracts	$—	$(134,576)	$—	$(134,576)
Futures	(1,619,402)	—	—	(1,619,402)

Total Liabilities	$(1,619,402)	$(134,576)	$—	$(1,753,978)

Total	$419,965,487	$1,125,439,805	$1,239,286	$1,546,644,578

(a)	A security with a market value of $1,239,286 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,063,315
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$44,376,005

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,991,055
Aggregate gross unrealized depreciation	(28,781,171)

Net unrealized appreciation	$365,209,884

Federal income tax cost of investments	$1,175,887,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.1%)
Abacus Property Group (REIT)	43,669	$95,215
Acrux Ltd.	22,864	36,613
Adelaide Brighton Ltd.	65,425	243,520
AGL Energy Ltd.	80,863	1,138,831
Ainsworth Game Technology Ltd.	15,268	51,658
ALS Ltd.	56,804	386,382
Alumina Ltd.*	354,075	392,633
Amcor Ltd.	175,459	1,691,748
AMP Ltd.	420,814	1,946,551
Ansell Ltd.	21,978	375,455
APA Group	121,387	723,980
Aquila Resources Ltd.*	26,534	57,623
ARB Corp. Ltd.	9,140	102,294
Ardent Leisure Group	57,218	132,730
Aristocrat Leisure Ltd.	78,544	392,158
Arrium Ltd.	176,521	221,211
Asciano Ltd.	137,623	664,006
ASX Ltd.	27,951	935,453
Atlas Iron Ltd.	119,226	108,386
Aurizon Holdings Ltd.	308,020	1,471,560
Aurora Oil & Gas Ltd.*	62,842	238,998
Australand Property Group (REIT)	52,033	203,678
Australia & New Zealand Banking Group Ltd.	395,954	12,168,914
Automotive Holdings Group Ltd.	26,940	97,408
Aveo Group	51,205	95,963
AWE Ltd.*	76,997	108,498
Bank of Queensland Ltd.	46,040	549,903
BC Iron Ltd.	16,032	70,674
Beach Energy Ltd.	185,221	293,102
Beadell Resources Ltd.*	106,325	59,211
Bega Cheese Ltd.	19,805	96,636
Bendigo and Adelaide Bank Ltd.	58,467	618,473
BHP Billiton Ltd.	458,925	15,537,472
BlueScope Steel Ltd.*	77,142	438,974
Boral Ltd.	109,690	575,196
Bradken Ltd.	23,219	93,926
Brambles Ltd.	221,679	1,904,872
Breville Group Ltd.	13,616	120,560
Buru Energy, Ltd.*	33,731	39,952
BWP Trust (REIT)	69,595	150,521
Cabcharge Australia Ltd.	17,130	64,513
Caltex Australia Ltd.	19,314	396,697
Cardno Ltd.	22,418	150,007
carsales.com Ltd.	30,214	304,287
CFS Retail Property Trust Group (REIT)	354,804	622,070
Challenger Ltd.	75,660	449,432
Charter Hall Group (REIT)	35,105	129,942
Charter Hall Retail REIT (REIT)	44,858	148,966
Coca-Cola Amatil Ltd.	75,578	773,390
Cochlear Ltd.	8,156	431,330
Commonwealth Bank of Australia	233,340	16,796,940
Computershare Ltd.	73,958	830,475
Cover-More Group Ltd.*	37,262	72,262
Cromwell Property Group (REIT)	184,736	164,601
Crown Resorts Ltd.	54,479	840,702
CSL Ltd.	70,067	4,521,632
CSR Ltd.	74,959	244,145
David Jones Ltd.	74,234	224,590
Dexus Property Group (REIT)	812,644	798,999
Domino’s Pizza Enterprises Ltd.	8,567	159,020
Downer EDI Ltd.	62,588	291,576
Drillsearch Energy Ltd.*	55,853	86,557
DUET Group	174,597	336,829
DuluxGroup Ltd.	55,221	293,668
Echo Entertainment Group Ltd.	113,407	257,848
Envestra Ltd.	132,964	138,973
Evolution Mining Ltd.	60,001	47,882
Fairfax Media Ltd.	295,074	250,437
Federation Centres Ltd. (REIT)	209,647	458,966
FlexiGroup Ltd.	31,863	106,684
Flight Centre Travel Group Ltd.	7,260	353,640
Forge Group Ltd.(b)†	11,894	—
Fortescue Metals Group Ltd.	243,392	1,192,267
G8 Education Ltd.	40,534	191,209
Goodman Fielder Ltd.	235,368	134,283
Goodman Group (REIT)	222,597	976,879
GPT Group (REIT)	224,633	762,579
GrainCorp Ltd., Class A	26,446	206,590
GUD Holdings Ltd.	10,035	50,770
GWA Group Ltd.	42,887	116,225
Harvey Norman Holdings Ltd.	82,277	251,971
Horizon Oil Ltd.*	148,416	42,698
iiNET Ltd.	23,087	158,974
Iluka Resources Ltd.	59,897	550,937
Incitec Pivot Ltd.	231,708	636,556
Independence Group NL	31,251	113,436
Insurance Australia Group Ltd.	335,575	1,736,754
Investa Office Fund (REIT)	88,421	265,782
Invocare Ltd.	15,438	155,225
IOOF Holdings Ltd.	29,499	242,284
Iress Ltd.	17,292	137,657
JB Hi-Fi Ltd.	13,935	242,390
Karoon Gas Australia Ltd.*	28,050	66,841
Leighton Holdings Ltd.	21,414	419,432
Lend Lease Group	76,218	838,199
Lynas Corp., Ltd.*	278,309	54,220
M2 Group Ltd.	24,483	136,425
Macquarie Atlas Roads Group	54,708	150,291
Macquarie Group Ltd.	46,595	2,513,181
Magellan Financial Group Ltd.	17,919	228,459
McMillan Shakespeare Ltd.	8,614	79,269
Medusa Mining Ltd.*	28,045	54,128
Mermaid Marine Australia Ltd.	50,704	111,320
Mesoblast Ltd.*	26,788	135,933
Metcash Ltd.	126,569	307,549
Mineral Resources Ltd.	22,986	244,895
Mirvac Group (REIT)	533,652	841,641
Monadelphous Group Ltd.	13,169	205,436
Mount Gibson Iron Ltd.	86,125	72,768
Myer Holdings Ltd.	80,260	166,850
National Australia Bank Ltd.	341,914	11,268,695
Navitas Ltd.	43,268	293,931
Newcrest Mining Ltd.*	102,423	941,492
Nine Entertainment Co. Holdings Ltd.*	86,841	188,671
Northern Star Resources Ltd.	74,590	77,805
NRW Holdings Ltd.	35,040	34,567
Nufarm Ltd.	25,701	94,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oil Search Ltd.	166,109	$1,303,724
Orica Ltd.	51,297	1,041,495
Origin Energy Ltd.	158,979	2,107,951
Orora Ltd.	173,737	222,171
OZ Minerals Ltd.	45,696	151,675
Ozforex Group Ltd.*	31,509	96,609
Pacific Brands Ltd.	125,103	61,651
Pact Group Holdings Ltd.*	25,147	80,347
Paladin Energy Ltd.*	120,789	52,139
PanAust Ltd.	68,601	100,299
Perpetual Ltd.	6,857	318,171
Platinum Asset Management Ltd.	30,604	211,894
Premier Investments Ltd.	13,192	120,779
Primary Health Care Ltd.	73,161	319,679
Qantas Airways Ltd.*	323,954	332,600
QBE Insurance Group Ltd.	181,631	2,160,984
Qube Holdings Ltd.	84,471	175,472
Ramsay Health Care Ltd.	18,422	822,555
REA Group Ltd.	6,810	308,036
Recall Holdings Ltd.*	45,954	198,615
Regis Resources Ltd.	56,521	119,039
Reject Shop Ltd.	4,126	38,878
Resolute Mining Ltd.*	86,468	47,030
Retail Food Group Ltd.	15,701	63,719
Rio Tinto Ltd.	62,905	3,720,758
SAI Global Ltd.	30,346	115,426
Sandfire Resources NL*	13,482	73,085
Santos Ltd.	138,584	1,735,911
Seek Ltd.	47,357	772,385
Senex Energy Ltd.*	126,297	87,935
Seven Group Holdings Ltd.	13,961	106,990
Seven West Media Ltd.	87,267	160,333
Shopping Centres Australasia Property Group (REIT)	93,386	143,819
Sigma Pharmaceuticals Ltd.	158,386	97,699
Sirius Resources NL*	29,600	66,772
Sirtex Medical Ltd.	7,752	111,632
Skilled Group Ltd.	29,200	74,810
Slater & Gordon Ltd.	25,707	108,989
Sonic Healthcare Ltd.	57,272	917,771
Southern Cross Media Group Ltd.	81,444	103,750
SP AusNet	229,249	278,592
Spark Infrastructure Group§	171,913	272,697
Stockland Corp., Ltd. (REIT)	336,360	1,170,231
STW Communications Group Ltd.	48,220	62,644
Suncorp Group Ltd.	185,941	2,220,416
Super Retail Group Ltd.	19,689	201,658
Sydney Airport	310,696	1,210,755
Tabcorp Holdings Ltd.	104,456	331,012
Tatts Group Ltd.	203,788	548,359
Telstra Corp., Ltd.	1,798,354	8,482,736
Ten Network Holdings Ltd.*	215,054	55,032
Toll Holdings Ltd.	96,921	467,697
TPG Telecom Ltd.	43,068	266,343
Transfield Services Ltd.*	56,982	44,381
Transpacific Industries Group Ltd.*	225,530	239,618
Transurban Group	211,411	1,423,844
Treasury Wine Estates Ltd.	91,083	298,337
UGL Ltd.	24,400	159,485
Veda Group Ltd.*	41,333	91,737
Village Roadshow Ltd.	11,451	74,143
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Virtus Health Ltd.	9,286	62,797
Wesfarmers Ltd.	164,443	6,284,842
Western Areas Ltd.	25,122	77,401
Westfield Group (REIT)	282,384	2,685,489
Westfield Retail Trust (REIT)	442,208	1,222,351
Westpac Banking Corp.	446,098	14,306,826
Whitehaven Coal Ltd.*	83,025	127,489
Woodside Petroleum Ltd.	89,878	3,253,619
Woolworths Ltd.	180,360	5,977,150
WorleyParsons Ltd.	31,798	446,689
Wotif.com Holdings Ltd.	16,785	41,277

		174,309,613

Belgium (1.2%)
Anheuser-Busch InBev N.V.	199,016	20,918,419

France (14.6%)
Air Liquide S.A.	81,507	11,055,646
Airbus Group N.V.	148,096	10,620,597
BNP Paribas S.A.	387,872	29,984,959
Carrefour S.A.	160,949	6,236,938
Cie de Saint-Gobain S.A.	118,924	7,200,027
Danone S.A.	151,141	10,690,681
Essilor International S.A.	55,364	5,594,443
GDF Suez S.A.	395,150	10,827,907
L’Oreal S.A.	61,712	10,180,965
LVMH Moet Hennessy Louis Vuitton S.A.	69,642	12,677,766
Orange S.A.	504,141	7,455,158
Sanofi S.A.	309,727	32,366,484
Schneider Electric S.A.	150,169	13,350,983
Societe Generale S.A.	288,619	17,816,785
Total S.A.	616,019	40,460,096
Unibail-Rodamco SE (REIT)	25,303	6,579,153
Vinci S.A.	137,413	10,239,056
Vivendi S.A.	331,911	9,259,276

		252,596,920

Germany (13.0%)
Allianz SE (Registered)	118,360	20,002,755
BASF SE	236,952	26,334,060
Bayer AG (Registered)	212,769	28,774,180
Bayerische Motoren Werke (BMW) AG	77,605	9,796,266
Daimler AG (Registered)	254,677	24,068,254
Deutsche Bank AG (Registered)	259,408	11,603,509
Deutsche Post AG (Registered)	247,446	9,191,796
Deutsche Telekom AG (Registered)	784,421	12,687,750
E.ON SE	517,493	10,115,514
Muenchener Rueckversicherungs AG (Registered)	41,651	9,099,364
RWE AG	126,092	5,116,108
SAP AG	245,298	19,855,341
Siemens AG (Registered)	216,654	29,156,855
Volkswagen AG (Preference)	36,970	9,578,743

		225,380,495

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	192,893	5,377,548
CRH plc (London Stock Exchange)	110,316	3,086,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Experian plc	153,332	$2,765,728
Henderson Group plc (CDI)	101,434	448,173
James Hardie Industries plc (CDI)	63,776	848,191
Shire plc	89,242	4,391,331

		16,917,560

Italy (3.5%)
Assicurazioni Generali S.p.A.	349,699	7,803,723
Enel S.p.A.	1,644,911	9,320,544
Eni S.p.A.	694,219	17,433,676
Intesa Sanpaolo S.p.A.	3,582,904	12,167,047
UniCredit S.p.A.	1,410,488	12,911,847

		59,636,837

Japan (23.7%)
77 Bank Ltd.	54,000	242,543
ABC-Mart, Inc.	3,700	160,347
Accordia Golf Co., Ltd.	9,300	105,017
Acom Co., Ltd.*	62,600	199,768
Adastria Holdings Co., Ltd.	2,450	61,255
ADEKA Corp.	11,400	131,160
Advantest Corp.	22,300	239,820
Aeon Co., Ltd.	94,600	1,065,068
Aeon Delight Co., Ltd.	4,300	80,847
AEON Financial Service Co., Ltd.	13,700	308,367
Aeon Mall Co., Ltd.	15,320	393,104
Aica Kogyo Co., Ltd.	9,600	213,666
Aichi Bank Ltd.	1,100	56,643
Aichi Corp.	16,500	73,596
Aichi Steel Corp.	20,102	79,406
Aida Engineering Ltd.	10,453	99,258
Aiful Corp.*	43,800	133,728
Ain Pharmaciez, Inc.	1,460	67,483
Air Water, Inc.	28,000	386,813
Aisan Industry Co., Ltd.	7,700	58,962
Aisin Seiki Co., Ltd.	21,900	788,800
Ajinomoto Co., Inc.	70,000	1,002,751
Akebono Brake Industry Co., Ltd.	14,800	66,161
Alfresa Holdings Corp.	6,500	423,033
Alpen Co., Ltd.	4,000	72,350
Alpine Electronics, Inc.	6,300	82,487
Alps Electric Co., Ltd.	17,700	210,501
Amada Co., Ltd.	48,000	337,031
ANA Holdings, Inc.	524,303	1,135,302
Anritsu Corp.	14,100	161,613
AOKI Holdings, Inc.	6,358	90,197
Aoyama Trading Co., Ltd.	8,200	216,356
Aozora Bank Ltd.	113,000	321,606
Aplus Financial Co., Ltd.*	68,412	79,287
Arcs Co., Ltd.	5,757	112,202
Ariake Japan Co., Ltd.	3,950	91,739
Asahi Glass Co., Ltd.	127,000	735,159
Asahi Group Holdings Ltd.	54,600	1,531,665
Asahi Kasei Corp.	158,760	1,077,869
Asatsu-DK, Inc.	4,800	99,756
Ashikaga Holdings Co. Ltd.	23,276	104,153
Asics Corp.	24,000	470,804
ASKUL Corp.	3,500	110,103
Astellas Pharma, Inc.	296,500	3,512,488
Autobacs Seven Co., Ltd.	12,300	189,182
Avex Group Holdings, Inc.	5,735	100,628
Awa Bank Ltd.	21,392	113,707
Azbil Corp.	9,000	221,773
Bando Chemical Industries Ltd.	17,100	70,189
Bank of Iwate Ltd.	1,900	92,226
Bank of Kyoto Ltd.	47,000	387,520
Bank of Nagoya Ltd.	22,000	85,825
Bank of Okinawa Ltd.	2,788	117,956
Bank of Saga Ltd.	25,300	55,062
Bank of Yokohama Ltd.	161,000	802,499
Benesse Holdings, Inc.	8,700	332,005
Bic Camera, Inc.	21,200	127,592
Bridgestone Corp.	83,400	2,953,537
Brother Industries Ltd.	31,500	441,952
Calbee, Inc.	10,696	252,428
Calsonic Kansei Corp.	19,880	92,114
Canon Electronics, Inc.	2,833	49,332
Canon Marketing Japan, Inc.	7,800	107,313
Canon, Inc.	144,334	4,466,855
Capcom Co., Ltd.	6,158	116,673
Casio Computer Co., Ltd.	31,300	369,672
Cawachi Ltd.	3,400	64,847
Central Japan Railway Co.	22,292	2,612,051
Century Tokyo Leasing Corp.	7,500	209,408
Chiba Bank Ltd.	95,338	586,823
Chiyoda Co., Ltd.	3,062	66,263
Chiyoda Corp.	24,000	311,860
Chofu Seisakusho Co., Ltd.	3,200	82,069
Chubu Electric Power Co., Inc.*	79,500	934,040
Chudenko Corp.	5,900	101,707
Chugai Pharmaceutical Co., Ltd.	25,600	652,775
Chugai Ro Co., Ltd.	19,300	43,504
Chugoku Bank Ltd.	21,000	279,750
Chugoku Electric Power Co., Inc.	35,320	491,441
Citizen Holdings Co., Ltd.	35,300	265,236
CKD Corp.	9,000	85,571
Cleanup Corp.	10,500	105,144
CMK Corp.	31,223	79,827
Coca-Cola Central Japan Co., Ltd.	5,953	149,073
Coca-Cola West Co., Ltd.	11,100	193,500
Colowide Co., Ltd.	5,764	58,630
COMSYS Holdings Corp.	17,500	274,026
COOKPAD, Inc.	1,632	38,798
Cosel Co., Ltd.	4,700	55,105
Cosmo Oil Co., Ltd.	94,000	169,988
Cosmos Pharmaceutical Corp.	1,165	136,016
Credit Saison Co., Ltd.	20,400	405,145
Dai Nippon Printing Co., Ltd.	77,000	736,948
Daibiru Corp.	6,400	68,057
Daicel Corp.	31,000	256,021
Daido Steel Co., Ltd.	39,000	194,591
Daidoh Ltd.	8,200	50,840
Daiei, Inc.*	18,100	59,969
Daifuku Co., Ltd.	14,100	173,922
Daihatsu Motor Co., Ltd.	28,000	493,922
Daihen Corp.	17,500	69,520
Dai-ichi Life Insurance Co., Ltd.	121,737	1,765,694
Daiichi Sankyo Co., Ltd.	82,900	1,394,448
Dai-ichi Seiko Co., Ltd.	2,258	26,935
Daikin Industries Ltd.	34,100	1,906,935
Daikyo, Inc.	44,931	89,900
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	60,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dainippon Screen Manufacturing Co., Ltd.	25,000	$115,315
Dainippon Sumitomo Pharma Co., Ltd.	21,398	339,469
Daio Paper Corp.	10,000	119,786
Daiseki Co., Ltd.	5,400	92,953
Daishi Bank Ltd.	32,000	117,413
Daito Trust Construction Co., Ltd.	10,300	951,681
Daiwa House Industry Co., Ltd.	78,000	1,320,525
Daiwa Securities Group, Inc.	244,518	2,123,711
Daiwabo Holdings Co., Ltd.	29,000	50,480
DCM Holdings Co., Ltd.	13,400	89,507
DeNA Co., Ltd.	13,013	234,668
Denki Kagaku Kogyo KK	71,000	243,155
Denki Kogyo Co., Ltd.	14,500	87,887
Denso Corp.	61,800	2,958,741
Dentsu, Inc.	23,700	897,538
DIC Corp.	89,000	233,185
Disco Corp.	3,400	211,162
Don Quijote Holdings Co., Ltd.	7,800	402,310
Doshisha Co., Ltd.	6,000	92,705
Doutor Nichires Holdings Co., Ltd.	5,500	96,702
Dowa Holdings Co., Ltd.	28,000	233,457
Dr. Ci:Labo Co., Ltd.	2,500	77,409
Duskin Co., Ltd.	9,300	178,093
Dwango Co., Ltd.	2,698	89,991
Eagle Industry Co., Ltd.	6,600	101,487
East Japan Railway Co.	45,798	3,371,859
Ebara Corp.	59,000	368,881
Eisai Co., Ltd.	31,800	1,236,833
Eizo Corp.	3,000	78,805
Electric Power Development Co., Ltd.	17,000	479,535
Enplas Corp.	1,027	57,615
Exedy Corp.	3,600	101,006
Ezaki Glico Co., Ltd.	13,000	171,828
FamilyMart Co., Ltd.	8,100	355,550
Fancl Corp.	7,800	92,541
FANUC Corp.	27,770	4,889,538
Fast Retailing Co., Ltd.	5,800	2,099,676
FCC Co., Ltd.	4,261	75,997
FP Corp.	2,400	76,288
Fuji Co., Ltd.	3,400	62,506
Fuji Electric Co., Ltd.	67,000	298,575
Fuji Heavy Industries Ltd.	85,000	2,294,739
Fuji Kyuko Co., Ltd.	11,549	119,026
Fuji Machine Manufacturing Co.,Ltd.	11,402	100,101
Fuji Media Holdings, Inc.	27,600	505,868
Fuji Oil Co., Ltd.	7,800	99,880
Fuji Seal International, Inc.	3,200	109,552
Fujicco Co., Ltd.	5,900	71,103
Fujifilm Holdings Corp.	59,668	1,599,221
Fujikura Ltd.	51,000	232,676
Fujimi, Inc.	4,600	57,544
Fujita Kanko, Inc.	15,600	50,090
Fujitec Co., Ltd.	2,840	38,359
Fujitsu General Ltd.	9,138	88,092
Fujitsu Ltd.	236,000	1,424,591
Fukuoka Financial Group, Inc.	106,000	434,929
Fukuyama Transporting Co., Ltd.	16,000	96,062
Funai Electric Co., Ltd.	2,800	27,661
Furukawa Co., Ltd.	47,469	85,308
Furukawa Electric Co., Ltd.	108,000	268,355
Futaba Industrial Co., Ltd.	9,500	41,377
Fuyo General Lease Co., Ltd.	2,579	92,464
Glory Ltd.	8,900	245,298
GMO Internet, Inc.	8,424	83,813
Goldcrest Co., Ltd.	3,120	65,692
Gree, Inc.	14,234	156,832
GS Yuasa Corp.	61,000	322,543
Gulliver International Co., Ltd.	15,000	117,280
Gunma Bank Ltd.	54,000	293,742
Gunze Ltd.	24,000	63,668
H2O Retailing Corp.	19,000	151,410
Hachijuni Bank Ltd.	60,000	340,422
Hakuhodo DY Holdings, Inc.	46,500	323,723
Hamamatsu Photonics KK	9,930	449,628
Hankyu Hanshin Holdings, Inc.	169,000	919,452
Hanwa Co., Ltd.	30,600	118,364
Haseko Corp.	45,300	282,837
Heiwa Corp.	5,400	92,476
Heiwa Real Estate Co., Ltd.	4,651	74,796
Heiwado Co., Ltd.	2,819	39,604
Higo Bank Ltd.	26,000	138,403
Hikari Tsushin, Inc.	2,400	202,196
Hino Motors Ltd.	32,439	480,216
Hirose Electric Co., Ltd.	4,400	603,592
Hiroshima Bank Ltd.	73,000	306,154
HIS Co., Ltd.	2,335	132,827
Hisaka Works Ltd.	5,400	52,167
Hisamitsu Pharmaceutical Co., Inc.	9,400	423,947
Hitachi Capital Corp.	4,800	102,450
Hitachi Chemical Co., Ltd.	14,700	199,788
Hitachi Construction Machinery Co., Ltd.	15,400	296,185
Hitachi High-Technologies Corp.	9,800	227,846
Hitachi Koki Co., Ltd.	8,500	66,518
Hitachi Kokusai Electric, Inc.	7,500	89,909
Hitachi Ltd.	597,778	4,403,528
Hitachi Metals Ltd.	22,990	326,467
Hitachi Transport System Ltd.	6,300	102,133
Hitachi Zosen Corp.	27,300	129,776
Hodogaya Chemical Co., Ltd.	16,300	32,654
Hokkaido Electric Power Co., Inc.*	26,200	221,184
Hokkoku Bank Ltd.	36,000	125,792
Hokuetsu Kishu Paper Co., Ltd.	22,000	110,280
Hokuhoku Financial Group, Inc.	177,000	339,227
Hokuriku Electric Power Co.	27,019	351,387
Hokuto Corp.	3,600	74,837
Honda Motor Co., Ltd.	230,028	8,087,995
Horiba Ltd.	5,500	208,277
Hoshizaki Electric Co., Ltd.	6,600	249,000
Hosiden Corp.	18,200	89,666
House Foods Group, Inc.	13,200	218,941
Hoya Corp.	59,100	1,847,768
Hulic Co., Ltd.	40,045	547,074
Hyakugo Bank Ltd.	28,000	114,905
Hyakujushi Bank Ltd.	33,000	113,071
Ibiden Co., Ltd.	13,900	273,259
IBJ Leasing Co., Ltd.	4,188	105,382
Icom, Inc.	2,600	59,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Idec Corp.	7,600	$71,070
Idemitsu Kosan Co., Ltd.	16,000	329,489
IHI Corp.	183,000	768,267
Iida Group Holdings Co., Ltd.	12,653	175,870
Inaba Denki Sangyo Co., Ltd.	3,588	115,215
Inageya Co., Ltd.	6,500	64,634
INES Corp.	9,000	61,864
INPEX Corp.	138,756	1,797,030
Internet Initiative Japan, Inc.	3,198	77,060
Isetan Mitsukoshi Holdings Ltd.	52,700	655,515
Isuzu Motors Ltd.	140,000	810,280
IT Holdings Corp.	9,100	149,123
Ito En Ltd.	9,000	201,204
ITOCHU Corp.	197,400	2,302,705
ITOCHU Techno-Solutions Corp.	4,700	198,580
Itoham Foods, Inc.	17,655	80,479
Iwatani Corp.	26,988	175,749
Iyo Bank Ltd.	34,000	324,502
Izumi Co., Ltd.	5,300	156,392
J. Front Retailing Co., Ltd.	58,000	402,130
Jaccs Co., Ltd.	15,528	65,137
Jafco Co., Ltd.	3,600	161,161
Japan Airlines Co., Ltd.	20,588	1,012,098
Japan Airport Terminal Co., Ltd.	10,100	261,750
Japan Aviation Electronics Industry Ltd.	10,685	159,377
Japan Digital Laboratory Co., Ltd.	6,400	92,165
Japan Exchange Group, Inc.	35,133	855,340
Japan Petroleum Exploration Co.	5,700	189,376
Japan Pulp & Paper Co., Ltd.	20,100	68,037
Japan Radio Co., Ltd.*	23,400	89,386
Japan Securities Finance Co., Ltd.	7,993	46,221
Japan Steel Works Ltd.	52,000	232,874
Japan Tobacco, Inc.	153,095	4,800,491
JFE Holdings, Inc.	65,900	1,239,257
JGC Corp.	28,000	972,742
Jin Co., Ltd.	2,774	82,817
J-Oil Mills, Inc.	23,100	61,626
Joshin Denki Co., Ltd.	7,400	59,127
Joyo Bank Ltd.	101,000	502,820
JSR Corp.	23,500	434,868
JTEKT Corp.	25,700	381,152
Juroku Bank Ltd.	41,000	142,857
JVC Kenwood Corp.*	19,300	46,511
JX Holdings, Inc.	303,000	1,456,682
kabu.com Securities Co., Ltd.	14,339	67,809
Kadokawa Corp.	3,204	102,492
Kaga Electronics Co., Ltd.	5,500	75,858
Kagome Co., Ltd.	12,800	216,816
Kagoshima Bank Ltd.	18,000	114,654
Kajima Corp.	131,000	458,570
Kakaku.com, Inc.	13,474	218,693
Kaken Pharmaceutical Co., Ltd.	14,000	221,689
Kamigumi Co., Ltd.	36,000	351,489
Kanagawa Chuo Kotsu Co., Ltd.	14,700	73,761
Kanamoto Co., Ltd.	3,968	115,924
Kandenko Co., Ltd.	16,000	80,921
Kaneka Corp.	42,000	254,433
Kansai Electric Power Co., Inc.*	103,466	1,060,597
Kansai Paint Co., Ltd.	30,000	428,318
Kansai Urban Banking Corp.	89,812	106,929
Kao Corp.	67,300	2,381,514
Kappa Create Holdings Co., Ltd.	5,800	55,332
Katakura Industries Co., Ltd.	7,200	91,775
Kawasaki Heavy Industries Ltd.	211,000	775,770
Kawasaki Kisen Kaisha Ltd.	100,000	215,604
KDDI Corp.	76,233	4,436,225
Keihan Electric Railway Co., Ltd.	72,000	287,844
Keihin Corp.	5,700	83,422
Keikyu Corp.	69,000	581,077
Keio Corp.	71,000	494,147
Keisei Electric Railway Co., Ltd.	40,000	346,533
Keiyo Bank Ltd.	21,000	89,446
Kenedix, Inc.*	26,600	85,750
Kewpie Corp.	18,400	253,163
KEY Coffee, Inc.	4,000	61,462
Keyence Corp.	5,640	2,320,272
Kikkoman Corp.	23,371	440,268
Kinden Corp.	24,000	231,963
Kinki Sharyo Co., Ltd.	13,400	50,556
Kintetsu Corp.	243,000	863,488
Kintetsu Department Store Co., Ltd.*	28,164	101,916
Kintetsu World Express, Inc.	2,900	129,287
Kirin Holdings Co., Ltd.	118,000	1,640,320
Kisoji Co., Ltd.	3,600	65,890
Kissei Pharmaceutical Co., Ltd.	5,000	124,481
Kitz Corp.	19,319	94,318
Kiyo Bank Ltd.	12,600	162,046
Koa Corp.	5,800	64,452
Kobayashi Pharmaceutical Co., Ltd.	4,700	270,563
Kobe Steel Ltd.	390,000	520,236
Koito Manufacturing Co., Ltd.	16,000	270,319
Kokuyo Co., Ltd.	13,400	98,182
Komatsu Ltd.	122,300	2,529,218
Komeri Co., Ltd.	4,300	116,770
Komori Corp.	7,900	98,379
Konami Corp.	14,900	345,036
Konica Minolta, Inc.	74,000	689,206
Kose Corp.	6,000	196,751
Krosaki Harima Corp.	17,100	37,357
K’s Holdings Corp.	7,200	199,989
Kubota Corp.	138,000	1,843,575
Kura Corp.	4,700	94,019
Kurabo Industries Ltd.	39,100	70,319
Kuraray Co., Ltd.	44,000	502,441
Kureha Corp.	24,655	116,343
Kurita Water Industries Ltd.	13,500	292,459
Kuroda Electric Co., Ltd.	5,100	82,475
KYB Co., Ltd.	19,231	81,076
Kyocera Corp.	45,400	2,043,809
Kyoei Steel Ltd.	5,000	88,516
KYORIN Holdings, Inc.	9,000	171,647
Kyosan Electric Manufacturing Co., Ltd.	15,500	52,325
Kyowa Exeo Corp.	9,800	125,704
Kyowa Hakko Kirin Co., Ltd.	38,000	404,513
Kyudenko Corp.	11,200	89,432
Kyushu Electric Power Co., Inc.	52,300	638,803
Lawson, Inc.	9,900	699,781
Leopalace21 Corp.*	22,700	108,677
Life Corp.	5,900	90,044
Lintec Corp.	5,800	110,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lion Corp.	39,000	$230,492
LIXIL Group Corp.	38,500	1,059,863
M3, Inc.	14,400	236,122
Mabuchi Motor Co., Ltd.	4,600	300,707
Macnica, Inc.	2,900	86,099
Macromill, Inc.	12,600	95,462
Maeda Corp.	18,502	116,925
Maeda Road Construction Co., Ltd.	10,000	139,193
Makino Milling Machine Co., Ltd.	13,507	94,957
Makita Corp.	16,400	905,517
Marubeni Corp.	210,000	1,407,756
Marudai Food Co., Ltd.	21,900	64,995
Maruetsu, Inc.	17,900	63,748
Maruha Nichiro Holdings, Inc.†	53,000	87,294
Marui Group Co., Ltd.	32,800	283,135
Maruichi Steel Tube Ltd.	11,400	294,354
Maruzen Showa Unyu Co., Ltd.	22,000	74,123
Matsuda Sangyo Co., Ltd.	4,000	48,423
Matsui Securities Co., Ltd.	14,000	141,860
Matsumotokiyoshi Holdings Co., Ltd.	5,900	187,562
Matsuya Foods Co., Ltd.	4,300	74,604
Max Co., Ltd.	6,000	66,475
Mazda Motor Corp.	361,000	1,598,623
Medipal Holdings Corp.	29,500	450,399
Megmilk Snow Brand Co., Ltd.	8,502	110,991
Meidensha Corp.	32,000	141,459
MEIJI Holdings Co., Ltd.	8,300	522,940
Meitec Corp.	2,601	74,175
Mie Bank Ltd.	26,100	58,378
Mimasu Semiconductor Industry Co., Ltd.	6,300	56,277
Minato Bank Ltd.	63,217	110,190
Minebea Co., Ltd.	33,000	292,853
Miraca Holdings, Inc.	8,000	349,856
MISUMI Group, Inc.	10,600	293,145
Mitsuba Corp.	3,235	52,947
Mitsubishi Chemical Holdings Corp.	169,000	701,759
Mitsubishi Corp.	191,716	3,555,224
Mitsubishi Electric Corp.	249,000	2,795,804
Mitsubishi Estate Co., Ltd.	171,957	4,092,227
Mitsubishi Gas Chemical Co., Inc.	53,000	298,334
Mitsubishi Heavy Industries Ltd.	436,000	2,537,849
Mitsubishi Logistics Corp.	18,000	250,103
Mitsubishi Materials Corp.	176,000	502,987
Mitsubishi Motors Corp.	78,000	814,939
Mitsubishi Paper Mills Ltd.*	61,000	54,329
Mitsubishi Pencil Co., Ltd.	4,300	123,570
Mitsubishi Research Institute, Inc.	3,100	62,413
Mitsubishi Shokuhin Co., Ltd.	2,500	56,615
Mitsubishi Tanabe Pharma Corp.	23,000	321,143
Mitsubishi UFJ Financial Group, Inc.	1,882,383	10,326,131
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	299,164
Mitsuboshi Belting Co., Ltd.	12,100	68,402
Mitsui & Co., Ltd.	226,220	3,192,559
Mitsui Chemicals, Inc.	119,000	291,390
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	269,682
Mitsui Fudosan Co., Ltd.	115,823	3,525,970
Mitsui Home Co., Ltd.	13,400	62,676
Mitsui Matsushima Co., Ltd.	32,100	49,346
Mitsui Mining & Smelting Co., Ltd.	97,000	223,262
Mitsui O.S.K. Lines Ltd.	139,863	544,102
Mitsui Sugar Co., Ltd.	19,300	73,842
Mitsumi Electric Co., Ltd.	11,968	86,447
Miura Co., Ltd.	3,836	105,433
Miyazaki Bank Ltd.	26,800	81,851
Mizuho Financial Group, Inc.	3,179,830	6,273,975
Mizuno Corp.	15,800	89,141
Mochida Pharmaceutical Co., Ltd.	2,600	185,965
Monex Group, Inc.	24,700	95,782
MonotaRO Co., Ltd.	2,012	51,514
Mori Seiki Co., Ltd.	17,900	225,971
Morinaga & Co., Ltd.	35,100	76,772
MOS Food Services, Inc.	4,100	82,456
Moshi Moshi Hotline, Inc.	6,150	56,443
MS&AD Insurance Group Holdings, Inc.	72,404	1,655,631
Murata Manufacturing Co., Ltd.	25,600	2,409,175
Musashi Seimitsu Industry Co., Ltd.	3,100	63,754
Musashino Bank Ltd.	5,200	172,094
Nabtesco Corp.	14,000	323,349
Nachi-Fujikoshi Corp.	25,458	167,351
Nagase & Co., Ltd.	18,000	221,820
Nagatanien Co., Ltd.	6,900	65,969
Nagoya Railroad Co., Ltd.	112,000	336,003
Namco Bandai Holdings, Inc.	29,600	699,064
Nankai Electric Railway Co., Ltd.	67,000	260,058
Nanto Bank Ltd.	30,000	113,440
NEC Corp.	338,000	1,036,493
NEC Fielding Ltd.	5,600	84,944
NEC Networks & System Integration Corp.	2,159	43,845
Nexon Co., Ltd.	18,001	151,413
NGK Insulators Ltd.	34,000	707,042
NGK Spark Plug Co., Ltd.	22,000	493,402
NHK Spring Co., Ltd.	25,000	231,309
Nichias Corp.	14,969	95,916
Nichicon Corp.	10,400	82,896
Nichi-iko Pharmaceutical Co., Ltd.	4,264	65,567
Nichirei Corp.	40,000	168,762
Nidec Copal Electronics Corp.	8,700	57,041
Nidec Corp.	26,586	1,614,227
Nifco, Inc.	6,400	180,587
Nihon Kohden Corp.	5,900	234,875
Nihon M&A Center, Inc.	3,987	106,515
Nihon Nohyaku Co., Ltd.	8,530	128,361
Nihon Parkerizing Co., Ltd.	7,359	171,155
Nikon Corp.	45,600	733,024
Nintendo Co., Ltd.	15,384	1,832,366
Nippo Corp.	7,000	96,484
Nippon Carbon Co., Ltd.	22,500	42,632
Nippon Coke & Engineering Co., Ltd.	35,800	42,948
Nippon Densetsu Kogyo Co., Ltd.	7,500	100,858
Nippon Electric Glass Co., Ltd.	54,000	277,495
Nippon Express Co., Ltd.	103,000	503,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Flour Mills Co., Ltd.	6,607	$36,142
Nippon Gas Co., Ltd.	4,779	73,044
Nippon Kanzai Co., Ltd.	4,300	86,581
Nippon Kayaku Co., Ltd.	24,000	270,043
Nippon Konpo Unyu Soko Co., Ltd.	9,000	158,270
Nippon Light Metal Holdings Co., Ltd.	52,529	68,629
Nippon Meat Packers, Inc.	25,000	373,380
Nippon Paint Co., Ltd.	22,000	332,701
Nippon Paper Industries Co., Ltd.	16,100	304,718
Nippon Sharyo Ltd.	14,000	57,926
Nippon Sheet Glass Co., Ltd.*	148,000	210,281
Nippon Shinyaku Co., Ltd.	6,000	113,602
Nippon Shokubai Co., Ltd.	20,000	235,846
Nippon Signal Co., Ltd.	8,900	77,562
Nippon Soda Co., Ltd.	17,143	93,047
Nippon Steel & Sumikin Bussan Corp.	27,116	86,794
Nippon Steel & Sumitomo Metal Corp.	1,099,617	2,998,166
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	48,632
Nippon Telegraph & Telephone Corp.	95,442	5,187,724
Nippon Television Holdings, Inc.	27,400	446,748
Nippon Thompson Co., Ltd.	11,000	53,657
Nippon Valqua Industries Ltd.	22,000	60,857
Nippon Yusen KK	196,000	572,431
Nipro Corp.	13,900	124,657
Nishimatsu Construction Co., Ltd.	34,106	110,822
Nishimatsuya Chain Co., Ltd.	7,500	54,393
Nishi-Nippon City Bank Ltd.	114,000	255,712
Nishi-Nippon Railroad Co., Ltd.	42,000	158,637
Nishio Rent All Co. Ltd.	2,807	103,932
Nissan Chemical Industries Ltd.	18,000	271,651
Nissan Motor Co., Ltd.	349,180	3,107,668
Nissan Shatai Co., Ltd.	9,000	150,406
Nissha Printing Co., Ltd.	6,558	86,132
Nisshin Seifun Group, Inc.	35,750	392,409
Nisshin Steel Holdings Co., Ltd.	10,951	93,425
Nisshinbo Holdings, Inc.	22,000	187,614
Nissin Electric Co., Ltd.	11,000	56,596
Nissin Foods Holdings Co., Ltd.	12,800	576,638
Nissin Kogyo Co., Ltd.	4,986	92,793
Nitori Holdings Co., Ltd.	10,500	454,625
Nitta Corp.	3,600	66,983
Nittetsu Mining Co., Ltd.	14,300	55,857
Nitto Boseki Co., Ltd.	20,312	94,688
Nitto Denko Corp.	21,600	1,040,230
Nitto Kogyo Corp.	5,056	105,986
Nitto Kohki Co., Ltd.	2,800	51,603
NKSJ Holdings, Inc.	54,500	1,398,104
NOF Corp.	21,020	151,842
NOK Corp.	15,700	256,112
Nomura Holdings, Inc.	502,302	3,216,637
Nomura Real Estate Holdings, Inc.	15,900	302,880
Nomura Research Institute Ltd.	14,517	457,601
Noritake Co., Ltd.	19,900	50,284
Noritz Corp.	5,338	99,313
North Pacific Bank Ltd.	48,800	197,644
NS Solutions Corp.	3,300	74,701
NS United Kaiun Kaisha Ltd.	28,700	67,928
NSD Co., Ltd.	6,300	79,111
NSK Ltd.	59,000	605,911
NTN Corp.	74,000	251,193
NTT Data Corp.	17,126	664,950
NTT DOCOMO, Inc.	202,555	3,190,155
NTT Urban Development Corp.	15,400	144,694
Obayashi Corp.	90,000	506,653
OBIC Business Consultants Ltd.	2,700	91,024
Obic Co., Ltd.	11,000	346,729
Odakyu Electric Railway Co., Ltd.	80,000	692,062
Ogaki Kyoritsu Bank Ltd.	38,400	104,852
Ohara, Inc.	5,000	30,826
Ohsho Food Service Corp.	2,130	71,717
Oiles Corp.	3,800	81,137
Oita Bank Ltd.	21,000	81,520
Oji Holdings Corp.	124,000	554,297
Okamura Corp.	13,350	116,740
Okasan Securities Group, Inc.	23,000	193,252
Oki Electric Industry Co., Ltd.	108,244	231,169
Okinawa Electric Power Co., Inc.	2,200	74,823
OKUMA Corp.	22,400	180,460
Okumura Corp.	25,000	111,163
Olympus Corp.*	36,600	1,178,814
Omron Corp.	27,600	1,135,959
Ono Pharmaceutical Co., Ltd.	11,677	1,016,396
Onward Holdings Co., Ltd.	23,000	159,207
Oracle Corp. Japan	5,000	226,118
Organo Corp.	9,300	43,351
Orient Corp.*	50,508	101,501
Oriental Land Co., Ltd.	6,800	1,033,146
ORIX Corp.	149,346	2,097,588
Osaka Gas Co., Ltd.	260,000	983,646
Osaka Steel Co., Ltd.	7,225	126,556
OSG Corp.	14,700	256,412
Otsuka Corp.	2,600	339,343
Otsuka Holdings Co., Ltd.	52,694	1,573,195
Pacific Metals Co., Ltd.*	28,026	104,371
Pack Corp.	4,000	76,299
Paltac Corp.	8,022	91,354
PanaHome Corp.	11,000	75,417
Panasonic Corp.	288,070	3,286,383
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	50,760
Paramount Bed Holdings Co., Ltd.	2,721	85,491
Parco Co., Ltd.	8,506	72,650
Paris Miki Holdings, Inc.	7,300	35,278
Park24 Co., Ltd.	14,800	280,933
Penta-Ocean Construction Co., Ltd.	34,091	115,699
PGM Holdings KK	10,000	96,646
Pigeon Corp.	5,280	238,118
Pilot Corp.	2,350	96,569
Pioneer Corp.*	45,200	96,606
Plenus Co., Ltd.	4,700	109,706
Pola Orbis Holdings, Inc.	2,748	109,574
Rakuten, Inc.	83,693	1,114,596
Relo Holdings, Inc.	2,214	120,557
Renesas Electronics Corp.*	8,900	67,672
Rengo Co., Ltd.	21,000	112,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Resona Holdings, Inc.	231,700	$1,118,405
Resorttrust, Inc.	10,200	157,519
Ricoh Co., Ltd.	74,000	857,372
Ricoh Leasing Co., Ltd.	2,500	59,391
Riken Corp.	16,000	64,500
Rinnai Corp.	4,000	350,821
Rohm Co., Ltd.	13,200	587,944
Rohto Pharmaceutical Co., Ltd.	15,000	264,454
Round One Corp.	11,100	95,610
Ryobi Ltd.	18,700	56,919
Ryohin Keikaku Co., Ltd.	2,500	240,480
Ryoyo Electro Corp.	12,274	157,127
Saibu Gas Co., Ltd.	44,638	113,024
Saizeriya Co., Ltd.	4,200	52,105
Sakai Chemical Industry Co., Ltd.	14,100	43,688
Sakata Seed Corp.	5,300	72,800
San-A Co., Ltd.	3,600	106,074
Sanden Corp.	18,200	80,901
Sangetsu Co., Ltd.	5,600	146,685
San-In Godo Bank Ltd.	15,000	101,339
Sanken Electric Co., Ltd.	14,951	106,192
Sanki Engineering Co., Ltd.	10,400	66,177
Sankyo Co., Ltd.	7,700	323,659
Sankyo Tateyama, Inc.	2,211	43,178
Sankyu, Inc.	40,000	150,609
Sanoh Industrial Co., Ltd.	7,800	48,742
Sanrio Co., Ltd.	6,400	215,423
Santen Pharmaceutical Co., Ltd.	10,400	460,628
Sanwa Holdings Corp.	31,000	200,600
Sanyo Chemical Industries Ltd.	9,400	60,058
Sanyo Shokai Ltd.	18,600	54,173
Sanyo Special Steel Co., Ltd.	15,123	63,300
Sapporo Holdings Ltd.	52,000	204,293
Sasebo Heavy Industries Co., Ltd.*	35,000	50,052
Sawai Pharmaceutical Co., Ltd.	4,400	269,473
SBI Holdings, Inc.	29,097	349,925
SCSK Corp.	6,300	169,437
Secom Co., Ltd.	26,800	1,542,223
Sega Sammy Holdings, Inc.	27,471	614,033
Seiko Epson Corp.	16,900	528,926
Seiko Holdings Corp.	20,162	80,053
Seino Holdings Co., Ltd.	25,000	237,845
Seiren Co., Ltd.	9,500	77,969
Sekisui Chemical Co., Ltd.	59,000	612,210
Sekisui House Ltd.	75,000	929,266
Sekisui Jushi Corp.	7,100	96,108
Sekisui Plastics Co., Ltd.	16,100	42,972
Senshu Ikeda Holdings, Inc.	18,340	83,865
Seven & I Holdings Co., Ltd.	102,779	3,920,110
Seven Bank Ltd.	99,354	389,152
Sharp Corp.*	172,000	522,301
Shiga Bank Ltd.	30,000	162,608
Shikoku Chemicals Corp.	12,000	86,441
Shikoku Electric Power Co., Inc.*	20,885	282,937
Shima Seiki Manufacturing Ltd.	5,392	82,862
Shimachu Co., Ltd.	6,100	132,874
Shimadzu Corp.	39,000	346,245
Shimamura Co., Ltd.	3,300	285,171
Shimano, Inc.	10,500	1,054,194
Shimizu Bank Ltd.	1,700	44,234
Shimizu Corp.	82,000	424,077
Shimojima Co., Ltd.	5,300	54,851
Shinagawa Refractories Co., Ltd.	21,703	43,866
Shindengen Electric Manufacturing Co., Ltd.	13,600	59,933
Shin-Etsu Chemical Co., Ltd.	47,414	2,706,063
Shin-Etsu Polymer Co., Ltd.	11,000	41,055
Shinko Electric Industries Co., Ltd.	8,500	61,293
Shinmaywa Industries Ltd.	14,643	133,406
Shinsei Bank Ltd.	228,000	447,344
Shionogi & Co., Ltd.	42,300	782,525
Ship Healthcare Holdings, Inc.	3,435	132,349
Shiroki Corp.	18,800	37,797
Shiseido Co., Ltd.	49,800	874,952
Shizuoka Bank Ltd.	71,000	692,004
Sho-Bond Holdings Co., Ltd.	2,698	119,031
Shochiku Co., Ltd.	19,000	162,712
Showa Corp.	3,734	40,934
Showa Denko KK	175,000	247,254
Showa Sangyo Co., Ltd.	24,500	80,137
Showa Shell Sekiyu KK	30,300	270,416
Sintokogio Ltd.	7,500	57,225
SKY Perfect JSAT Holdings, Inc.	20,100	107,271
SMC Corp.	7,500	1,973,449
SMK Corp.	16,209	60,940
SoftBank Corp.	117,949	8,895,645
Sohgo Security Services Co., Ltd.	12,200	255,558
Sojitz Corp.	154,100	262,226
Sony Corp.	134,272	2,559,654
Sony Financial Holdings, Inc.	24,977	408,472
Sotetsu Holdings, Inc.	50,000	182,884
Square Enix Holdings Co., Ltd.	10,400	213,674
Stanley Electric Co., Ltd.	21,700	480,525
Star Micronics Co., Ltd.	6,600	79,421
Start Today Co., Ltd.	6,669	170,500
Sugi Holdings Co., Ltd.	5,000	222,752
Sumco Corp.	21,300	165,079
Sumitomo Bakelite Co., Ltd.	30,000	115,234
Sumitomo Chemical Co., Ltd.	193,000	710,830
Sumitomo Corp.	146,200	1,858,052
Sumitomo Electric Industries Ltd.	98,191	1,458,801
Sumitomo Forestry Co., Ltd.	25,100	251,616
Sumitomo Heavy Industries Ltd.	66,000	269,228
Sumitomo Metal Mining Co., Ltd.	65,000	814,680
Sumitomo Mitsui Construction Co., Ltd.*	79,018	82,509
Sumitomo Mitsui Financial Group, Inc.	185,813	7,920,555
Sumitomo Mitsui Trust Holdings, Inc.	475,630	2,144,771
Sumitomo Osaka Cement Co., Ltd.	65,000	268,460
Sumitomo Real Estate Sales Co., Ltd.	3,040	95,687
Sumitomo Realty & Development Co., Ltd.	58,880	2,300,981
Sumitomo Rubber Industries Ltd.	23,600	301,441
Sumitomo Warehouse Co., Ltd.	17,000	82,762
Sundrug Co., Ltd.	6,000	273,703
Suntory Beverage & Food Ltd.	14,000	481,848
Suruga Bank Ltd.	26,000	456,980
Suzuken Co., Ltd.	10,200	394,192
Suzuki Motor Corp.	51,400	1,338,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SWCC Showa Holdings Co., Ltd.*	60,300	$60,624
Sysmex Corp.	20,800	667,358
T&D Holdings, Inc.	85,100	1,010,011
T.RAD Co., Ltd.	17,200	48,784
Tadano Ltd.	15,552	201,751
Taihei Dengyo Kaisha Ltd.	8,600	53,095
Taihei Kogyo Co., Ltd.	14,800	51,231
Taiheiyo Cement Corp.	143,000	514,584
Taikisha Ltd.	5,247	113,623
Taisei Corp.	143,000	637,463
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	547,263
Taiyo Holdings Co., Ltd.	3,134	92,645
Taiyo Nippon Sanso Corp.	45,000	353,175
Taiyo Yuden Co., Ltd.	15,000	184,559
Takara Holdings, Inc.	30,000	228,396
Takara Standard Co., Ltd.	12,000	92,252
Takasago International Corp.	12,100	69,815
Takasago Thermal Engineering Co., Ltd.	10,352	105,856
Takashimaya Co., Ltd.	33,000	309,097
Takata Corp.	5,000	125,456
Takeda Pharmaceutical Co., Ltd.	97,664	4,623,529
Takuma Co., Ltd.	12,205	87,098
Tamron Co., Ltd.	2,969	70,272
TDK Corp.	15,400	641,923
Tecmo Koei Holdings Co., Ltd.	7,261	98,160
Teijin Ltd.	132,000	326,800
Temp Holdings Co., Ltd.	3,893	103,110
Tenma Corp.	6,500	89,637
Terumo Corp.	40,600	885,119
T-Gaia Corp.	10,184	91,738
THK Co., Ltd.	16,300	365,090
Toagosei Co., Ltd.	34,000	145,334
Tobu Railway Co., Ltd.	153,000	739,051
TOC Co., Ltd.	13,669	98,120
Tocalo Co., Ltd.	3,700	58,721
Tochigi Bank Ltd.	16,000	67,835
Toda Corp.	32,000	105,608
Toda Kogyo Corp.	40,855	102,449
Toei Co., Ltd.	18,574	111,497
Toho Bank Ltd.	36,177	117,542
Toho Co., Ltd.	20,600	414,883
Toho Gas Co., Ltd.	67,000	364,528
Toho Holdings Co., Ltd.	9,200	194,424
Toho Titanium Co., Ltd.*	5,100	30,482
Tohoku Electric Power Co., Inc.	61,600	633,631
Tokai Carbon Co., Ltd.	32,000	108,344
Tokai Rika Co., Ltd.	7,500	125,762
Tokai Rubber Industries Ltd.	5,200	53,142
Tokai Tokyo Financial Holdings, Inc.	34,000	284,492
Tokio Marine Holdings, Inc.	95,500	2,863,121
Tokuyama Corp.	38,000	124,136
Tokyo Broadcasting System Holdings, Inc.	17,000	197,438
Tokyo Dome Corp.	19,769	102,405
Tokyo Electric Power Co., Inc.*	215,437	871,148
Tokyo Electron Ltd.	22,200	1,362,976
Tokyo Gas Co., Ltd.	292,000	1,480,539
Tokyo Ohka Kogyo Co., Ltd.	5,100	112,945
Tokyo Rope Manufacturing Co., Ltd.*	22,700	35,098
Tokyo Seimitsu Co., Ltd.	5,267	92,537
Tokyo Steel Manufacturing Co., Ltd.	18,700	100,120
Tokyo Tatemono Co., Ltd.	48,000	410,728
Tokyotokeiba Co., Ltd.	20,593	61,294
Tokyu Construction Co., Ltd.	23,700	100,096
Tokyu Corp.	158,000	971,005
Tokyu Fudosan Holdings Corp.	57,534	428,225
Tomy Co., Ltd.	9,500	43,947
TonenGeneral Sekiyu KK	41,000	361,418
Topcon Corp.	6,848	111,971
Toppan Forms Co., Ltd.	7,000	65,042
Toppan Printing Co., Ltd.	75,000	536,316
Topre Corp.	7,650	81,670
Toray Industries, Inc.	186,000	1,227,648
Torii Pharmaceutical Co., Ltd.	3,708	120,130
Torishima Pump Manufacturing Co., Ltd.	3,900	48,444
Toshiba Corp.	501,000	2,117,594
Toshiba Machine Co., Ltd.	17,105	80,740
Toshiba Plant Systems & Services Corp.	6,000	89,242
Toshiba TEC Corp.	17,936	101,884
Tosoh Corp.	85,000	327,240
TOTO Ltd.	38,000	525,957
Towa Pharmaceutical Co., Ltd.	2,214	95,457
Toyo Engineering Corp.	14,502	66,901
Toyo Ink SC Holdings Co., Ltd.	30,000	120,958
Toyo Seikan Group Holdings Ltd.	18,400	298,278
Toyo Suisan Kaisha Ltd.	15,000	500,029
Toyo Tanso Co., Ltd.	1,600	35,410
Toyo Tire & Rubber Co., Ltd.	22,488	158,937
Toyobo Co., Ltd.	121,000	189,521
Toyoda Gosei Co., Ltd.	9,300	178,132
Toyota Boshoku Corp.	11,300	114,422
Toyota Industries Corp.	22,900	1,098,132
Toyota Motor Corp.	345,875	19,465,420
Toyota Tsusho Corp.	29,500	747,637
Transcosmos, Inc.	5,968	123,062
Trend Micro, Inc.	10,400	321,507
TS Tech Co., Ltd.	5,200	157,323
TSI Holdings Co., Ltd.	12,000	79,700
Tsubakimoto Chain Co.	12,965	92,537
Tsumura & Co.	9,200	221,589
Tsuruha Holdings, Inc.	2,400	235,866
Tsutsumi Jewelry Co., Ltd.	2,800	67,204
TV Asahi Corp.	8,000	144,743
Tv Tokyo Holdings Corp.	4,700	79,505
UACJ Corp.	20,033	82,473
Ube Industries Ltd.	141,000	258,972
Ulvac, Inc.*	5,398	110,009
Unicharm Corp.	15,600	835,206
Unipres Corp.	4,100	73,790
United Arrows Ltd.	2,708	100,043
Unitika Ltd.*	77,800	42,886
UNY Group Holdings Co., Ltd.	26,100	155,131
Ushio, Inc.	19,600	254,052
USS Co., Ltd.	31,000	434,492
Wacoal Holdings Corp.	20,000	203,765
Wacom Co., Ltd.	23,600	165,407
Welcia Holdings Co., Ltd.	2,016	113,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	23,222	$946,657
Xebio Co., Ltd.	5,148	89,396
Yahoo! Japan Corp.	174,500	853,793
Yakult Honsha Co., Ltd.	17,700	887,217
Yamada Denki Co., Ltd.	117,100	389,764
Yamagata Bank Ltd.	21,000	89,237
Yamaguchi Financial Group, Inc.	31,000	278,683
Yamaha Corp.	18,200	233,975
Yamaha Motor Co., Ltd.	39,300	625,005
Yamanashi Chuo Bank Ltd.	25,275	114,014
Yamato Holdings Co., Ltd.	48,500	1,044,179
Yamato Kogyo Co., Ltd.	7,700	240,860
Yamazaki Baking Co., Ltd.	26,000	307,440
Yamazen Corp.	10,905	72,187
Yaoko Co., Ltd.	1,319	62,607
Yaskawa Electric Corp.	27,000	372,414
Yodogawa Steel Works Ltd.	25,160	103,900
Yokogawa Electric Corp.	32,500	523,963
Yokohama Rubber Co., Ltd.	29,640	278,080
Yoshinoya Holdings Co., Ltd.	7,900	100,629
Zenkoku Hosho Co., Ltd.	5,062	133,384
Zensho Holdings Co., Ltd.	9,793	95,820
Zeon Corp.	22,000	198,645
ZERIA Pharmaceutical Co., Ltd.	1,444	29,473

		410,505,882

Mexico (0.0%)
Fresnillo plc	25,805	363,308

Netherlands (4.9%)
ASML Holding N.V.	99,113	9,175,996
ING Groep N.V. (CVA)*	996,250	14,159,301
Koninklijke Philips N.V.	243,297	8,559,087
Royal Dutch Shell plc, Class A	586,107	21,424,123
Royal Dutch Shell plc, Class B	372,338	14,526,158
Unilever N.V. (CVA)	408,888	16,812,393

		84,657,058

New Zealand (0.0%)
Fletcher Building Ltd.	28,395	235,519
Kathmandu Holdings Ltd.	28,795	97,719
SKY Network Television Ltd.	25,358	138,993
SKYCITY Entertainment Group Ltd.	22,812	77,541
Telecom Corp. of New Zealand Ltd.	38,305	81,357
Trade Me Ltd.	33,465	118,609

		749,738

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	16,828	49,056

Spain (5.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,499,379	18,040,197
Banco Santander S.A.	3,001,641	28,663,383
Iberdrola S.A.	1,419,807	9,939,196
Inditex S.A.	52,366	7,870,855
Repsol S.A.	216,602	5,534,907
Telefonica S.A.	1,033,060	16,357,769

		86,406,307

Switzerland (0.6%)
Coca-Cola HBC AG (CDI)	29,967	746,672
Glencore Xstrata plc*	1,460,217	7,531,990
Wolseley plc	40,111	2,287,228

		10,565,890

United Kingdom (20.9%)
Aberdeen Asset Management plc	143,823	937,665
Admiral Group plc	29,766	709,332
Aggreko plc	38,011	953,003
Anglo American plc	198,373	5,059,328
Antofagasta plc	53,898	751,983
ARM Holdings plc	212,040	3,575,543
Ashtead Group plc	76,412	1,215,081
Associated British Foods plc	52,905	2,453,329
AstraZeneca plc	189,382	12,270,634
Aviva plc	447,108	3,561,051
Babcock International Group plc	54,510	1,225,385
BAE Systems plc	485,177	3,370,559
Barclays plc	2,440,543	9,519,645
Barratt Developments plc	148,022	1,019,082
BG Group plc	516,675	9,636,152
BHP Billiton plc	320,643	9,897,494
BP plc	2,801,766	22,437,443
British American Tobacco plc	286,873	15,971,372
British Land Co. plc (REIT)	151,572	1,654,486
British Sky Broadcasting Group plc	145,896	2,223,624
BT Group plc	1,195,366	7,607,835
Bunzl plc	50,404	1,343,560
Burberry Group plc	67,258	1,567,587
Capita plc	99,863	1,827,808
Centrica plc	771,807	4,250,234
Compass Group plc	272,853	4,170,302
Diageo plc	382,378	11,867,789
easyJet plc	37,717	1,079,603
G4S plc	235,554	950,042
GKN plc	247,268	1,609,686
GlaxoSmithKline plc	738,083	19,662,269
Hammerson plc (REIT)	107,420	993,174
Hargreaves Lansdown plc	33,124	805,680
HSBC Holdings plc	2,858,561	28,943,331
IMI plc	41,435	1,008,186
Imperial Tobacco Group plc	146,261	5,914,825
InterContinental Hotels Group plc	39,344	1,266,326
International Consolidated Airlines Group S.A.*	309,090	2,152,316
Intertek Group plc	24,404	1,252,413
ITV plc	568,337	1,817,711
J Sainsbury plc	212,030	1,118,562
Johnson Matthey plc	31,110	1,697,847
Kingfisher plc	359,617	2,531,645
Land Securities Group plc (REIT)	119,431	2,035,267
Legal & General Group plc	889,859	3,041,049
Lloyds Banking Group plc*	7,341,809	9,215,026
London Stock Exchange Group plc	26,881	883,838
Marks & Spencer Group plc	247,472	1,864,399
Meggitt plc	120,792	968,324
Melrose Industries plc	162,708	806,320
Mondi plc	55,753	976,544
National Grid plc	566,253	7,777,019
Next plc	22,595	2,491,039
Old Mutual plc	741,948	2,491,257
Pearson plc	123,441	2,188,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Persimmon plc*	45,576	$1,023,049
Petrofac Ltd.	39,300	944,966
Prudential plc	387,382	8,206,375
Randgold Resources Ltd.	13,940	1,045,496
Reckitt Benckiser Group plc	97,939	7,981,815
Reed Elsevier plc	177,431	2,713,378
Resolution Ltd.	206,677	1,030,523
Rexam plc	119,597	971,918
Rio Tinto plc	189,409	10,563,265
Rolls-Royce Holdings plc*	284,160	5,097,357
Royal Bank of Scotland Group plc*	318,153	1,652,710
Royal Mail plc*	94,125	884,330
RSA Insurance Group plc	554,894	828,352
SABMiller plc	143,520	7,168,583
Sage Group plc	166,547	1,160,620
Schroders plc	17,157	744,215
Severn Trent plc	36,144	1,098,311
Smith & Nephew plc	136,126	2,062,449
Smiths Group plc	59,517	1,263,568
Sports Direct International plc*	31,944	454,078
SSE plc	145,494	3,567,533
St. James’s Place plc	76,973	1,060,075
Standard Chartered plc	300,141	6,277,213
Standard Life plc	357,309	2,251,678
Tesco plc	1,219,750	6,011,488
Travis Perkins plc	37,478	1,181,448
TUI Travel plc	75,860	554,388
Tullow Oil plc	137,217	1,714,210
Unilever plc	183,157	7,822,615
United Utilities Group plc	103,507	1,361,317
Vodafone Group plc	4,033,158	14,848,302
Weir Group plc	32,261	1,366,084
Whitbread plc	27,374	1,898,970
William Hill plc	130,961	745,067
WM Morrison Supermarkets plc	328,584	1,167,905
WPP plc	204,553	4,231,767

		361,575,397

United States (0.2%)
Carnival plc	27,704	1,057,131
News Corp. (CDI), Class B	5,262	87,728
ResMed, Inc. (CDI)	110,021	487,508
Sims Metal Management Ltd.*	24,429	222,654
Twenty-First Century Fox, Inc. (CDI), Class B	33,770	1,054,891

		2,909,912

Total Common Stocks (98.7%) (Cost $1,470,911,885)		1,707,542,392

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Mermaid Marine Australia Ltd.,expiring 6/23/22(b)*	12,773	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14*	1,499,379	351,155

United Kingdom (0.0%)
RSA Insurance Group plc,expiring 4/9/14*	208,085	116,215

Total Rights (0.0%) (Cost $—)		467,370

Total Investments (98.7%) (Cost $1,470,911,885)		1,708,009,762
Other Assets Less Liabilities (1.3%)		23,038,708

Net Assets (100%)		$1,731,048,470

*	Non-income producing.

†	Securities (totaling $87,294 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $272,697 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.1%
Consumer Staples		10.3
Energy		8.6
Financials		25.0
Banks	15.3%
Capital Markets	1.5
Consumer Finance	0.0
Diversified Financial Services	1.2
Insurance	4.7
Real Estate Investment Trusts (REITs)	1.5
Real Estate Management & Development	0.8
Health Care		8.0
Industrials		12.8
Information Technology		4.6
Materials		8.3
Telecommunication Services		5.7
Utilities		4.3
Cash and Other		1.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	72	June-14	$3,002,466	$3,074,915	$72,449
FTSE 100 Index	47	June-14	5,128,016	5,127,228	(788)
SPI 200 Index	18	June-14	2,231,722	2,250,661	18,939
TOPIX Index	44	June-14	5,123,152	5,128,324	5,172

					$95,772

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$192,558,438	$—	$192,558,438
Consumer Staples	—	177,381,545	87,294	177,468,839
Energy	—	149,190,922	—	149,190,922
Financials	—	432,119,606	—	432,119,606
Health Care	—	137,971,762	—	137,971,762
Industrials	—	221,732,607	—	221,732,607
Information Technology	—	79,083,944	—	79,083,944
Materials	—	143,070,696	—	143,070,696
Telecommunication Services	—	99,100,730	—	99,100,730
Utilities	—	75,244,848	—	75,244,848
Futures	96,560	—	—	96,560
Rights
Financials	—	467,370	—	467,370
Industrials	—	—	—	—

Total Assets	$96,560	$1,707,922,468	$87,294	$1,708,106,322

Liabilities:
Futures	$(788)	$—	$—	$(788)

Total Liabilities	$(788)	$—	$—	$(788)

Total	$95,772	$1,707,922,468	$87,294	$1,708,105,534

(a)	Securities with a market value of $87,294 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. debt securities	$22,815,025
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. debt securities	$59,779,252

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$371,304,502
Aggregate gross unrealized depreciation	(143,562,912)

Net unrealized appreciation	$227,741,590

Federal income tax cost of investments	$1,480,268,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
Abacus Property Group (REIT)	16,300	$35,540
Acrux Ltd.	10,736	17,192
Adelaide Brighton Ltd.	16,760	62,383
AGL Energy Ltd.	38,776	546,100
ALS Ltd.	19,839	134,945
Alumina Ltd.*	107,210	118,885
Amcor Ltd.	61,465	592,636
AMP Ltd.	152,424	705,065
Ansell Ltd.	6,720	114,799
APA Group	49,489	295,164
Aquila Resources Ltd.*	11,649	25,298
Ardent Leisure Group	20,240	46,951
Aristocrat Leisure Ltd.	28,606	142,825
Arrium Ltd.	68,099	85,340
Asciano Ltd.	51,788	249,868
ASX Ltd.	10,442	349,469
Atlas Iron Ltd.	46,390	42,172
Aurizon Holdings Ltd.	96,865	462,771
Aurora Oil & Gas Ltd.*	15,485	58,892
Australand Property Group (REIT)	15,640	61,221
Australia & New Zealand Banking Group Ltd.	143,477	4,409,500
Automotive Holdings Group Ltd.	11,763	42,532
AWE Ltd.*	35,640	50,221
Bank of Queensland Ltd.	16,859	201,364
Beach Energy Ltd.	53,100	84,028
Beadell Resources Ltd.*	52,248	29,096
Bendigo and Adelaide Bank Ltd.	20,308	214,821
BHP Billiton Ltd.	167,819	5,681,719
BlueScope Steel Ltd.*	25,628	145,835
Boral Ltd.	43,486	228,033
Bradken Ltd.	5,143	20,804
Brambles Ltd.	77,060	662,171
Breville Group Ltd.	5,221	46,228
BWP Trust (REIT)	26,350	56,990
Cabcharge Australia Ltd.	7,330	27,605
Caltex Australia Ltd.	6,211	127,570
Cardno Ltd.	6,407	42,872
carsales.com Ltd.	9,460	95,272
CFS Retail Property Trust Group (REIT)	120,429	211,146
Challenger Ltd.	29,638	176,054
Charter Hall Group (REIT)	16,050	59,409
Charter Hall Retail REIT (REIT)	14,347	47,644
Coca-Cola Amatil Ltd.	26,027	266,334
Cochlear Ltd.	3,048	161,194
Commonwealth Bank of Australia	84,300	6,068,321
Computershare Ltd.	25,587	287,317
Cromwell Property Group (REIT)	41,473	36,953
Crown Resorts Ltd.	17,999	277,755
CSL Ltd.	25,698	1,658,368
CSR Ltd.	34,360	111,912
David Jones Ltd.	24,516	74,171
Dexus Property Group (REIT)	249,786	245,592
Domino’s Pizza Enterprises Ltd.	3,712	68,902
Downer EDI Ltd.	17,372	80,930
DUET Group	81,339	156,918
DuluxGroup Ltd.	12,951	68,874
Echo Entertainment Group Ltd.	42,163	95,864
Envestra Ltd.	147,541	154,209
Evolution Mining Ltd.	26,052	20,790
Fairfax Media Ltd.	106,574	90,452
Federation Centres Ltd. (REIT)	63,285	138,546
FlexiGroup Ltd.	8,527	28,550
Flight Centre Travel Group Ltd.	2,610	127,135
Fortescue Metals Group Ltd.	87,410	428,182
G8 Education Ltd.	15,245	71,915
Goodman Fielder Ltd.	91,472	52,187
Goodman Group (REIT)	78,731	345,515
GPT Group (REIT)	82,572	280,313
GrainCorp Ltd., Class A	13,054	101,975
GUD Holdings Ltd.	4,390	22,210
GWA Group Ltd.	19,840	53,767
Harvey Norman Holdings Ltd.	27,920	85,504
iiNET Ltd.	6,515	44,861
Iluka Resources Ltd.	22,381	205,862
Incitec Pivot Ltd.	84,403	231,875
Independence Group NL	13,777	50,008
Insurance Australia Group Ltd.	109,010	564,177
Investa Office Fund (REIT)	33,254	99,957
Invocare Ltd.	6,750	67,869
IOOF Holdings Ltd.	12,000	98,560
Iress Ltd.	6,640	52,859
JB Hi-Fi Ltd.	4,960	86,276
Karoon Gas Australia Ltd.*	11,310	26,951
Leighton Holdings Ltd.	9,604	188,112
Lend Lease Group	28,024	308,191
Lynas Corp., Ltd.*	98,427	19,176
M2 Group Ltd.	6,993	38,967
Macquarie Atlas Roads Group	41,781	114,778
Macquarie Group Ltd.	21,998	1,186,500
Magellan Financial Group Ltd.	9,442	120,381
McMillan Shakespeare Ltd.	2,381	21,911
Medusa Mining Ltd.*	9,830	18,972
Mermaid Marine Australia Ltd.	18,694	41,042
Mesoblast Ltd.*	7,231	36,693
Metcash Ltd.	43,877	106,617
Mineral Resources Ltd.	9,297	99,051
Mirvac Group (REIT)	307,632	485,177
Monadelphous Group Ltd.	3,603	56,207
Mount Gibson Iron Ltd.	42,690	36,069
Myer Holdings Ltd.	24,267	50,448
National Australia Bank Ltd.	122,589	4,040,250
Navitas Ltd.	10,771	73,170
Newcrest Mining Ltd.*	38,888	357,466
NRW Holdings Ltd.	20,207	19,934
Nufarm Ltd.	11,910	43,990
Oil Search Ltd.	71,001	557,259
Orica Ltd.	18,037	366,210
Origin Energy Ltd.	66,780	885,456
Orora Ltd.	61,465	78,600
OZ Minerals Ltd.	18,845	62,550
Pacific Brands Ltd.	62,010	30,559
Paladin Energy Ltd.*	47,200	20,374
PanAust Ltd.	32,656	47,745
Perpetual Ltd.	1,986	92,152
Platinum Asset Management Ltd.	15,920	110,226
Premier Investments Ltd.	5,965	54,612
Primary Health Care Ltd.	27,634	120,747
Qantas Airways Ltd.*	124,346	127,665
QBE Insurance Group Ltd.	62,240	740,510
Qube Holdings Ltd.	31,841	66,144
Ramsay Health Care Ltd.	14,565	650,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
REA Group Ltd.	6,495	$293,788
Recall Holdings Ltd.*	15,412	66,611
Regis Resources Ltd.	24,410	51,410
Reject Shop Ltd.	1,700	16,019
Resolute Mining Ltd.*	23,620	12,847
Rio Tinto Ltd.	22,573	1,335,167
SAI Global Ltd.	10,500	39,939
Sandfire Resources NL*	5,890	31,929
Santos Ltd.	50,533	632,979
Seek Ltd.	19,268	314,258
Senex Energy Ltd.*	64,772	45,098
Seven Group Holdings Ltd.	6,490	49,736
Seven West Media Ltd.	28,913	53,121
Shopping Centres Australasia Property Group (REIT)	37,627	57,948
Sigma Pharmaceuticals Ltd.	76,540	47,213
Sirius Resources NL*	15,306	34,527
Sirtex Medical Ltd.	3,230	46,513
Sonic Healthcare Ltd.	19,276	308,894
Southern Cross Media Group Ltd.	37,539	47,820
SP AusNet	196,073	238,275
Spark Infrastructure Group	49,327	78,245
Stockland Corp., Ltd. (REIT)	168,362	585,749
Suncorp Group Ltd.	67,752	809,061
Super Retail Group Ltd.	5,904	60,470
Sydney Airport	218,063	849,772
Tabcorp Holdings Ltd.	38,001	120,422
Tatts Group Ltd.	73,388	197,475
Telstra Corp., Ltd.	653,965	3,084,717
Ten Network Holdings Ltd.*	99,546	25,474
Toll Holdings Ltd.	38,354	185,079
TPG Telecom Ltd.	28,367	175,428
Transfield Services Ltd.*	30,870	24,044
Transpacific Industries Group Ltd.*	53,180	56,502
Transurban Group	118,143	795,688
Treasury Wine Estates Ltd.	35,646	116,756
UGL Ltd.	5,303	34,662
Village Roadshow Ltd.	5,218	33,786
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Virtus Health Ltd.	4,442	30,039
Wesfarmers Ltd.	59,920	2,290,081
Western Areas Ltd.	9,480	29,208
Westfield Group (REIT)	108,835	1,035,028
Westfield Retail Trust (REIT)	153,789	425,103
Westpac Banking Corp.	162,655	5,216,515
Whitehaven Coal Ltd.*	29,544	45,366
Woodside Petroleum Ltd.	32,924	1,191,862
Woolworths Ltd.	64,984	2,153,577
WorleyParsons Ltd.	10,763	151,195
Wotif.com Holdings Ltd.	7,860	19,329

		65,017,313

Austria (0.4%)
Erste Group Bank AG	132,908	4,549,389

Belgium (1.4%)
Anheuser-Busch InBev N.V.	171,037	17,977,567

Brazil (0.6%)
Banco Bradesco S.A.(Preference)	301,110	4,124,504
Itau Unibanco Holding S.A. (Preference) (ADR)	252,886	3,757,886

		7,882,390

Canada (0.3%)
Barrick Gold Corp.	92,456	1,648,490
Potash Corp. of Saskatchewan, Inc.	58,513	2,119,341

		3,767,831

Denmark (0.7%)
Novo Nordisk A/S, Class B	212,740	9,705,099

France (12.4%)
Accor S.A.	70,960	3,637,454
Air Liquide S.A.	49,570	6,723,697
Airbus Group N.V.	60,081	4,308,665
AXA S.A.	199,683	5,199,080
BNP Paribas S.A.	104,318	8,064,441
Carrefour S.A.	64,096	2,483,785
Cie de Saint-Gobain S.A.	159,113	9,633,194
Danone S.A.	138,875	9,823,068
Essilor International S.A.	72,591	7,335,204
GDF Suez S.A.	147,799	4,049,991
J.C. Decaux S.A.	69,954	3,063,444
Legrand S.A.	75,901	4,720,032
L’Oreal S.A.	57,303	9,453,588
LVMH Moet Hennessy Louis Vuitton S.A.	39,793	7,243,996
Orange S.A.	206,212	3,049,431
Pernod-Ricard S.A.	60,210	7,014,781
Sanofi S.A.	116,681	12,193,169
Schneider Electric S.A.	188,001	16,714,489
Societe Generale S.A.	83,557	5,158,071
Total S.A.	234,248	15,385,396
Unibail-Rodamco SE (REIT)	34,922	9,080,235
Vinci S.A.	53,943	4,019,455
Vivendi S.A.	135,023	3,766,718

		162,121,384

Germany (10.0%)
Allianz SE (Registered)	96,654	16,334,457
BASF SE	93,815	10,426,288
Bayer AG (Registered)	85,157	11,516,353
Bayerische Motoren Werke (BMW) AG	34,457	4,349,590
Daimler AG (Registered)	180,326	17,041,711
Deutsche Bank AG (Registered)	105,383	4,713,858
Deutsche Post AG (Registered)	98,683	3,665,745
Deutsche Telekom AG (Registered)	318,886	5,157,876
E.ON SE	214,322	4,189,385
Fresenius Medical Care AG & Co. KGaA	36,168	2,523,329
Fresenius SE & Co. KGaA	23,150	3,622,514
Linde AG	39,767	7,960,017
Muenchener Rueckversicherungs AG (Registered)	17,375	3,795,862
RWE AG	51,876	2,104,838
SAP AG	217,746	17,625,178
Siemens AG (Registered)	85,724	11,536,562
Volkswagen AG (Preference)	13,915	3,605,307

		130,168,870

Hong Kong (0.5%)
Cheung Kong Holdings Ltd.	321,000	5,333,768
Hang Lung Properties Ltd.	394,000	1,133,732

		6,467,500

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	89,311	2,489,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CRH plc (EURO OTC Exchange)	260,629	$7,292,275
Experian plc	58,990	1,064,033
Henderson Group plc (CDI)	22,047	97,412
James Hardie Industries plc (CDI)	23,856	317,273
Shire plc	31,664	1,558,091

		12,818,932

Italy (2.5%)
Assicurazioni Generali S.p.A.	143,847	3,210,024
Enel S.p.A.	684,042	3,875,981
Eni S.p.A.	288,683	7,249,594
Intesa Sanpaolo S.p.A.	3,217,194	10,925,146
Pirelli & C. S.p.A.	172,201	2,705,683
UniCredit S.p.A.	571,561	5,232,167

		33,198,595

Japan (14.2%)
77 Bank Ltd.	14,000	62,882
A&A Material Corp.*	2,000	2,302
A&D Co., Ltd.	1,200	4,970
ABC-Mart, Inc.	1,400	60,672
Accordia Golf Co., Ltd.	4,000	45,169
Accretive Co., Ltd.*	1,000	1,876
Achilles Corp.	10,000	13,840
Acom Co., Ltd.*	14,600	46,591
Adastria Holdings Co., Ltd.	1,030	25,752
ADEKA Corp.	5,100	58,677
Aderans Co., Ltd.	1,300	14,898
Advan Co., Ltd.	700	8,146
Advanex, Inc.	2,000	2,761
Advantest Corp.	5,600	60,224
Aeon Co., Ltd.	29,700	334,382
Aeon Delight Co., Ltd.	1,400	26,322
Aeon Fantasy Co., Ltd.	400	5,115
AEON Financial Service Co., Ltd.	3,400	76,529
Aeon Hokkaido Corp.	900	5,090
Aeon Mall Co., Ltd.	3,960	101,612
AGORA Hospitality Group Co., Ltd.*	5,000	2,272
Agrex, Inc.	200	2,013
Ai Holdings Corp.	2,100	36,953
Aica Kogyo Co., Ltd.	3,700	82,350
Aichi Bank Ltd.	400	20,598
Aichi Corp.	2,100	9,367
Aichi Steel Corp.	6,000	23,701
Aichi Tokei Denki Co., Ltd.	1,000	2,855
Aida Engineering Ltd.	3,300	31,336
Aiful Corp.*	12,300	37,554
Aigan Co., Ltd.*	900	2,403
Ain Pharmaciez, Inc.	500	23,111
Aiphone Co., Ltd.	800	13,346
Air Water, Inc.	6,000	82,889
Airport Facilities Co., Ltd.	1,200	8,835
Airtech Japan Ltd.	300	1,375
Aisan Industry Co., Ltd.	1,500	11,486
Aisin Seiki Co., Ltd.	7,600	273,739
Ajinomoto Co., Inc.	25,000	358,125
Akebono Brake Industry Co., Ltd.	5,700	25,481
Akita Bank Ltd.	8,000	23,077
Alconix Corp.	200	4,187
Alfresa Holdings Corp.	2,000	130,164
Alpen Co., Ltd.	700	12,661
Alpha Corp.	300	2,891
Alpha Systems, Inc.	360	5,384
Alpine Electronics, Inc.	2,400	31,424
Alps Electric Co., Ltd.	5,000	59,464
Altech Co., Ltd.	500	1,180
Altech Corp.	500	4,864
Amada Co., Ltd.	13,000	91,279
Amano Corp.	3,400	35,061
Amuse, Inc.	300	5,479
ANA Holdings, Inc.	188,000	407,087
Anest Iwata Corp.	2,000	12,567
Anritsu Corp.	5,000	57,310
AOI Pro, Inc.	500	3,144
AOKI Holdings, Inc.	2,200	31,210
Aomori Bank Ltd.	9,000	24,840
Aoyama Trading Co., Ltd.	3,100	81,793
Aozora Bank Ltd.	26,000	73,998
Arakawa Chemical Industries Ltd.	1,000	8,880
Araya Industrial Co., Ltd.	2,000	3,094
Arcland Sakamoto Co., Ltd.	700	13,356
Arcs Co., Ltd.	1,500	29,234
Argo Graphics, Inc.	400	6,539
Ariake Japan Co., Ltd.	1,100	25,548
Arisawa Manufacturing Co., Ltd.	2,000	10,685
Arrk Corp.*	4,200	11,646
As One Corp.	800	21,893
Asahi Co., Ltd.	500	6,760
Asahi Diamond Industrial Co., Ltd.	4,000	50,784
Asahi Glass Co., Ltd.	48,000	277,855
Asahi Group Holdings Ltd.	19,600	549,829
Asahi Kasei Corp.	56,000	380,201
Asahi Kogyosha Co., Ltd.	1,000	3,658
Asahi Net, Inc.	1,000	4,730
Asahi Organic Chemicals Industry Co., Ltd.	4,000	9,016
Asanuma Corp.*	4,000	5,529
Asatsu-DK, Inc.	2,000	41,565
Ashimori Industry Co., Ltd.*	3,000	3,684
Asics Corp.	7,800	153,011
ASKA Pharmaceutical Co., Ltd.	1,000	10,031
ASKUL Corp.	900	28,312
Astellas Pharma, Inc.	103,000	1,220,190
Asunaro Aoki Construction Co., Ltd.	500	2,854
Atsugi Co., Ltd.	11,000	12,511
Autobacs Seven Co., Ltd.	4,500	69,213
Avex Group Holdings, Inc.	2,300	40,356
Awa Bank Ltd.	10,000	53,154
Axell Corp.	400	6,544
Axial Retailing, Inc.	700	10,825
Azbil Corp.	2,300	56,675
Azuma Shipping Co., Ltd.	600	1,539
Bando Chemical Industries Ltd.	4,000	16,418
Bank of Iwate Ltd.	800	38,832
Bank of Kyoto Ltd.	13,000	107,186
Bank of Nagoya Ltd.	11,000	42,912
Bank of Okinawa Ltd.	900	38,078
Bank of Saga Ltd.	7,000	15,235
Bank of the Ryukyus Ltd.	2,500	33,381
Bank of Yokohama Ltd.	53,000	264,177
Belc Co., Ltd.	600	11,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Belluna Co., Ltd.	3,000	$14,857
Benesse Holdings, Inc.	2,400	91,588
Best Denki Co., Ltd.*	3,500	4,575
Bic Camera, Inc.	3,000	18,055
BML, Inc.	700	26,240
Bookoff Corp.	700	4,824
BP Castrol KK	500	2,643
Bridgestone Corp.	29,000	1,027,009
Brother Industries Ltd.	9,700	136,093
Bunka Shutter Co., Ltd.	3,000	18,377
CAC Corp.	700	7,020
Calbee, Inc.	4,200	99,121
Calsonic Kansei Corp.	6,000	27,801
Can Do Co., Ltd.	1,000	15,999
Canare Electric Co., Ltd.	100	1,444
Canon Electronics, Inc.	1,100	19,155
Canon Marketing Japan, Inc.	4,000	55,032
Canon, Inc.	55,600	1,720,711
Capcom Co., Ltd.	2,600	49,261
Carlit Holdings Co., Ltd.	1,000	4,592
Casio Computer Co., Ltd.	6,500	76,769
Cawachi Ltd.	800	15,258
Central Glass Co., Ltd.	12,000	39,041
Central Japan Railway Co.	7,600	890,525
Central Security Patrols Co., Ltd.	500	5,109
Central Sports Co., Ltd.	400	6,091
Century Tokyo Leasing Corp.	2,800	78,179
CFS Corp.	1,000	4,473
Chiba Bank Ltd.	31,000	190,811
Chiba Kogyo Bank Ltd.*	2,300	15,935
Chino Corp.	2,000	4,257
Chiyoda Co., Ltd.	1,600	34,625
Chiyoda Corp.	9,000	116,947
Chiyoda Integre Co., Ltd.	400	7,269
Chofu Seisakusho Co., Ltd.	1,200	30,776
Chori Co., Ltd.	800	8,725
Chubu Electric Power Co., Inc.*	29,200	343,069
Chubu Shiryo Co., Ltd.	1,200	7,704
Chudenko Corp.	2,000	34,477
Chuetsu Pulp & Paper Co., Ltd.	4,000	8,245
Chugai Pharmaceutical Co., Ltd.	10,600	270,290
Chugai Ro Co., Ltd.	4,000	9,016
Chugoku Bank Ltd.	8,000	106,571
Chugoku Electric Power Co., Inc.	11,600	161,402
Chugoku Marine Paints Ltd.	3,000	21,262
Chugokukogyo Co., Ltd.	100	732
Chukyo Bank Ltd.	5,000	8,763
Chuo Spring Co., Ltd.	1,000	2,914
Citizen Holdings Co., Ltd.	6,500	48,839
CKD Corp.	3,400	32,327
Clarion Co., Ltd.*	6,000	9,397
Cleanup Corp.	1,200	12,016
CMIC Holdings Co., Ltd.	400	6,686
CMK Corp.	2,400	6,136
Coca-Cola Central Japan Co., Ltd.	2,764	69,215
Coca-Cola West Co., Ltd.	4,200	73,216
Cocokara fine, Inc.	1,100	31,775
Colowide Co., Ltd.	4,000	40,687
Computer Engineering & Consulting Ltd.	800	4,872
Computer Institute of Japan Ltd.	1,200	4,935
COMSYS Holdings Corp.	3,400	53,239
CONEXIO Corp.	1,000	7,895
Co-Op Chemical Co., Ltd.*	1,000	1,180
Core Corp.	400	2,932
Corona Corp.	500	5,157
Cosel Co., Ltd.	1,800	21,104
Cosmo Oil Co., Ltd.	15,000	27,126
Cosmos Pharmaceutical Corp.	900	105,077
Create Medic Co., Ltd.	300	2,753
Create SD Holdings Co., Ltd.	500	16,875
Credit Saison Co., Ltd.	7,300	144,978
Cresco Ltd.	300	2,913
CTI Engineering Co., Ltd.	700	8,224
Cybernet Systems Co., Ltd.	1,000	3,481
Cybozu, Inc.	2,000	6,901
Dai Nippon Printing Co., Ltd.	25,000	239,269
Dai Nippon Toryo Co., Ltd.	7,000	11,161
Daibiru Corp.	3,600	38,282
Daicel Corp.	10,000	82,587
Dai-Dan Co., Ltd.	1,000	5,278
Daido Kogyo Co., Ltd.	2,000	5,547
Daido Metal Co., Ltd.	1,000	10,493
Daido Steel Co., Ltd.	12,000	59,874
Daidoh Ltd.	1,600	9,920
Daiei, Inc.*	5,650	18,720
Daifuku Co., Ltd.	5,000	61,675
Daihatsu Motor Co., Ltd.	9,000	158,761
Daihen Corp.	6,000	23,835
Daiho Corp.	4,000	14,584
Daiichi Chuo KK*	8,000	7,190
Daiichi Jitsugyo Co., Ltd.	2,000	8,878
Dai-ichi Life Insurance Co., Ltd.	46,500	674,444
Daiichi Sankyo Co., Ltd.	28,600	481,076
Daiken Corp.	5,000	13,584
Daiken Medical Co., Ltd.	200	3,313
Daiki Aluminium Industry Co., Ltd.	2,000	4,736
Daikin Industries Ltd.	12,100	676,654
Daikoku Denki Co., Ltd.	500	10,774
Daikyo, Inc.	10,000	20,008
Dainichi Co., Ltd.	600	4,422
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,549
Dainippon Screen Manufacturing Co., Ltd.	11,000	50,738
Dainippon Sumitomo Pharma Co., Ltd.	7,000	111,052
Daio Paper Corp.	5,000	59,893
Daiohs Corp.	200	1,636
Daisan Bank Ltd.	7,000	12,258
Daiseki Co., Ltd.	1,900	32,706
Daishi Bank Ltd.	16,000	58,706
Daiso Co., Ltd.	5,000	17,643
Daisue Construction Co., Ltd.*	4,000	4,485
Daisyo Corp.	600	7,224
Daito Bank Ltd.	7,000	7,654
Daito Electron Co., Ltd.	500	2,015
Daito Trust Construction Co., Ltd.	3,600	332,626
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	706
Daiwa House Industry Co., Ltd.	26,000	440,175
Daiwa Industries Ltd.	1,000	6,880
Daiwa Odakyu Construction Co., Ltd.	500	1,436
Daiwa Securities Group, Inc.	88,000	764,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwabo Holdings Co., Ltd.	14,100	$24,544
Daiyu Eight Co., Ltd.	100	618
Danto Holdings Corp.*	1,000	1,084
DC Co., Ltd.	1,300	7,406
DCM Holdings Co., Ltd.	5,800	38,742
DeNA Co., Ltd.	4,000	72,133
Denki Kagaku Kogyo KK	22,000	75,344
Denki Kogyo Co., Ltd.	3,000	18,184
Denso Corp.	21,900	1,048,486
Dentsu, Inc.	103,600	3,923,414
Denyo Co., Ltd.	1,100	18,473
Descente Ltd.	3,000	23,649
DIC Corp.	40,000	104,802
Dijet Industrial Co., Ltd.	1,000	1,461
Disco Corp.	1,300	80,738
DKS Co., Ltd.	2,000	6,227
Don Quijote Holdings Co., Ltd.	2,300	118,630
Doshisha Co., Ltd.	1,000	15,451
Doutor Nichires Holdings Co., Ltd.	2,100	36,922
Dowa Holdings Co., Ltd.	9,000	75,040
Dr. Ci:Labo Co., Ltd.	1,000	30,963
DTS Corp.	1,100	19,219
Dunlop Sports Co., Ltd.	1,000	12,147
Duskin Co., Ltd.	3,600	68,939
Dwango Co., Ltd.	200	6,671
Dydo Drinco, Inc.	500	20,829
Dynic Corp.	2,000	3,404
Eagle Industry Co., Ltd.	1,000	15,377
Earth Chemical Co., Ltd.	900	32,708
East Japan Railway Co.	16,800	1,236,893
Ebara Corp.	17,000	106,288
Ebara Jitsugyo Co., Ltd.	300	4,065
Ebara-Udylite Co., Ltd.	100	6,346
Echo Trading Co., Ltd.	300	2,013
Econach Holdings Co., Ltd.*	3,000	1,421
Eco’s Co., Ltd.	400	2,575
EDION Corp.	4,400	24,470
Ehime Bank Ltd.	7,000	15,023
Eighteenth Bank Ltd.	7,000	15,383
Eiken Chemical Co., Ltd.	1,000	17,331
Eisai Co., Ltd.	11,100	431,725
Eizo Corp.	1,000	26,268
Electric Power Development Co., Ltd.	5,200	146,681
Elematec Corp.	900	15,559
Emori & Co., Ltd.	200	3,135
Enplas Corp.	600	33,660
Enshu Ltd.*	2,000	2,601
EPS Corp.	2,000	21,762
ESPEC Corp.	1,200	9,284
Excel Co., Ltd.	600	6,568
Exedy Corp.	1,500	42,086
Ezaki Glico Co., Ltd.	5,000	66,088
Faith, Inc.	400	4,082
Falco SD Holdings Co., Ltd.	600	7,102
FamilyMart Co., Ltd.	3,200	140,464
Fancl Corp.	2,500	29,661
FANUC Corp.	60,700	10,687,612
Fast Retailing Co., Ltd.	2,000	724,026
FCC Co., Ltd.	1,800	32,104
Felissimo Corp.	300	2,896
FIDEA Holdings Co., Ltd.	7,000	13,215
First Baking Co., Ltd.*	1,000	1,225
Foster Electric Co., Ltd.	1,100	13,363
FP Corp.	1,200	38,144
France Bed Holdings Co., Ltd.	8,000	14,946
F-Tech, Inc.	400	4,834
Fudo Tetra Corp.	9,800	17,911
Fuji Co., Ltd.	1,300	23,899
Fuji Corp., Ltd.	1,200	7,822
Fuji Electric Co., Ltd.	30,000	133,690
Fuji Electronics Co., Ltd.	600	7,344
Fuji Heavy Industries Ltd.	28,000	755,914
Fuji Kiko Co., Ltd.	1,000	3,263
Fuji Kosan Co., Ltd.	400	2,525
Fuji Kyuko Co., Ltd.	3,000	30,919
Fuji Media Holdings, Inc.	7,700	141,130
Fuji Oil Co., Ltd.	6,600	50,849
Fuji Seal International, Inc.	1,200	41,082
Fuji Soft, Inc.	1,600	34,023
Fujibo Holdings, Inc.	5,000	13,104
Fujicco Co., Ltd.	1,000	12,051
Fujifilm Holdings Corp.	20,470	548,637
Fujikura Kasei Co., Ltd.	1,600	9,884
Fujikura Ltd.	18,000	82,121
Fujikura Rubber Ltd.	800	7,056
Fujimi, Inc.	1,100	13,761
Fujimori Kogyo Co., Ltd.	900	23,359
Fujita Kanko, Inc.	3,000	9,633
Fujitec Co., Ltd.	3,000	40,520
Fujitsu General Ltd.	2,000	19,280
Fujitsu Ltd.	82,000	494,985
Fujiya Co., Ltd.	7,000	13,145
FuKoKu Co., Ltd.	500	4,789
Fukuda Corp.	1,000	4,618
Fukui Bank Ltd.	10,000	24,699
Fukui Computer Holdings, Inc.	200	1,681
Fukuoka Financial Group, Inc.	30,000	123,093
Fukushima Bank Ltd.	15,000	12,469
Fukushima Industries Corp.	600	9,559
Fukuyama Transporting Co., Ltd.	8,000	48,031
Fullcast Holdings Co., Ltd.	1,000	2,784
Funai Consulting, Inc.	1,300	10,204
Funai Electric Co., Ltd.	1,100	10,867
Furukawa Co., Ltd.	21,000	37,740
Furukawa Electric Co., Ltd.	31,000	77,028
Furusato Industries Ltd.	700	7,374
Fuso Pharmaceutical Industries Ltd.	4,000	14,089
Futaba Corp.	2,100	36,153
Futaba Industrial Co., Ltd.	3,500	15,244
Future Architect, Inc.	1,000	5,974
Fuyo General Lease Co., Ltd.	1,100	39,438
G-7 Holdings, Inc.	300	2,193
Gakken Holdings Co., Ltd.	5,000	13,933
Gakujo Co., Ltd.	400	3,390
Gecoss Corp.	800	6,761
Genki Sushi Co., Ltd.	300	4,440
Geo Holdings Corp.	2,000	17,614
GLOBERIDE, Inc.	5,000	6,484
Glory Ltd.	3,400	93,709
GMO Internet, Inc.	3,400	33,828
Godo Steel Ltd.	7,000	9,822
Goldcrest Co., Ltd.	1,100	23,161
Goldwin, Inc.	2,000	10,058
Gree, Inc.	5,100	56,192
GS Yuasa Corp.	14,000	74,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
GSI Creos Corp.	3,000	$4,207
Gulliver International Co., Ltd.	3,300	25,802
Gun-Ei Chemical Industry Co., Ltd.	3,000	11,221
Gunma Bank Ltd.	22,000	119,672
Gunze Ltd.	8,000	21,223
Gurunavi, Inc.	2,000	28,047
H2O Retailing Corp.	7,000	55,783
Hachijuni Bank Ltd.	10,000	56,737
Hakudo Co., Ltd.	400	3,637
Hakuhodo DY Holdings, Inc.	10,600	73,795
Hakuto Co., Ltd.	700	6,548
Hakuyosha Co., Ltd.	1,000	2,285
Hamakyorex Co., Ltd.	300	8,059
Hamamatsu Photonics KK	3,000	135,839
Hankyu Hanshin Holdings, Inc.	55,000	299,230
Hanwa Co., Ltd.	11,000	42,549
Happinet Corp.	600	5,002
Hard Off Corp. Co., Ltd.	500	3,961
Harima Chemicals, Inc.	1,100	4,893
Haruyama Trading Co., Ltd.	500	3,736
Haseko Corp.	10,500	65,558
Hayashikane Sangyo Co., Ltd.*	4,000	2,940
Hazama Ando Corp.	7,520	28,145
Heiwa Corp.	2,600	44,526
Heiwa Real Estate Co., Ltd.	1,800	28,947
Heiwado Co., Ltd.	2,400	33,718
Helios Techno Holdings Co., Ltd.	1,100	3,481
Hibiya Engineering Ltd.	1,800	25,913
Hiday Hidaka Corp.	720	14,544
Higashi-Nippon Bank Ltd.	6,000	14,738
Higo Bank Ltd.	9,000	47,909
Hikari Tsushin, Inc.	900	75,823
Hino Motors Ltd.	12,000	177,644
Hioki EE Corp.	500	7,453
Hirakawa Hewtech Corp.	200	1,542
Hirose Electric Co., Ltd.	1,500	205,770
Hiroshima Bank Ltd.	29,000	121,623
HIS Co., Ltd.	1,300	73,951
Hisaka Works Ltd.	1,000	9,661
Hisamitsu Pharmaceutical Co., Inc.	2,600	117,262
Hitachi Capital Corp.	1,200	25,612
Hitachi Chemical Co., Ltd.	4,600	62,519
Hitachi Construction Machinery Co., Ltd.	4,200	80,778
Hitachi High-Technologies Corp.	1,800	41,849
Hitachi Koki Co., Ltd.	3,300	25,825
Hitachi Kokusai Electric, Inc.	2,000	23,976
Hitachi Ltd.	214,640	1,581,144
Hitachi Metals Ltd.	6,400	90,883
Hitachi Transport System Ltd.	2,100	34,044
Hitachi Zosen Corp.	5,100	24,244
Hochiki Corp.	1,000	5,405
Hodogaya Chemical Co., Ltd.	2,000	4,007
Hogy Medical Co., Ltd.	600	30,824
Hokkaido Electric Power Co., Inc.*	7,100	59,939
Hokkaido Gas Co., Ltd.	2,000	5,480
Hokkan Holdings Ltd.	3,000	8,298
Hokko Chemical Industry Co., Ltd.	1,000	3,182
Hokkoku Bank Ltd.	14,000	48,919
Hokuetsu Bank Ltd.	13,000	27,187
Hokuetsu Kishu Paper Co., Ltd.	8,000	40,102
Hokuhoku Financial Group, Inc.	68,000	130,324
Hokuriku Electric Industry Co., Ltd.	4,000	5,417
Hokuriku Electric Power Co.	7,800	101,440
Hokushin Co., Ltd.	800	1,153
Hokuto Corp.	1,400	29,103
Honda Motor Co., Ltd.	83,100	2,921,872
Honeys Co., Ltd.	1,080	10,459
Hoosiers Holdings Co., Ltd.	2,000	11,746
Horiba Ltd.	2,100	79,524
Hoshizaki Electric Co., Ltd.	1,500	56,591
Hosiden Corp.	3,000	14,780
Hosokawa Micron Corp.	2,000	11,256
House Foods Group, Inc.	3,600	59,711
House of Rose Co., Ltd.	100	1,314
Howa Machinery Ltd.	600	4,461
Hoya Corp.	21,800	681,579
Hulic Co., Ltd.	14,800	202,190
Hurxley Corp.	300	2,248
Hyakugo Bank Ltd.	11,000	45,141
Hyakujushi Bank Ltd.	14,000	47,969
Ibiden Co., Ltd.	4,300	84,533
IBJ Leasing Co., Ltd.	1,700	42,777
Ichibanya Co., Ltd.	400	16,464
Ichiken Co., Ltd.	1,000	1,644
Ichikoh Industries Ltd.*	2,000	2,708
Ichinen Holdings Co., Ltd.	1,300	9,831
Ichiyoshi Securities Co., Ltd.	2,700	35,977
Icom, Inc.	600	13,732
Idec Corp.	1,400	13,092
Idemitsu Kosan Co., Ltd.	3,200	65,898
Ihara Chemical Industry Co., Ltd.	2,000	16,102
IHI Corp.	58,000	243,494
Iida Group Holdings Co., Ltd.	5,976	83,063
Iino Kaiun Kaisha Ltd.	5,900	29,516
Ikegami Tsushinki Co., Ltd.*	3,000	3,189
Ikyu Corp.	1,000	11,341
Imasen Electric Industrial Co., Ltd.	800	9,958
Impress Holdings, Inc.	1,000	1,343
Inaba Denki Sangyo Co., Ltd.	1,400	44,956
Inaba Seisakusho Co., Ltd.	600	7,531
Inabata & Co., Ltd.	3,200	32,540
Inageya Co., Ltd.	1,000	9,944
INES Corp.	1,600	10,998
I-Net Corp.	500	3,526
Information Services International-Dentsu Ltd.	700	8,551
INPEX Corp.	47,200	611,288
Intage Holdings, Inc.	600	7,968
Internet Initiative Japan, Inc.	700	16,868
Inui Steamship Co., Ltd.	1,400	4,604
I’rom Holdings Co., Ltd.*	300	2,201
Iseki & Co., Ltd.	13,000	34,299
Isetan Mitsukoshi Holdings Ltd.	16,800	208,969
Ishihara Sangyo Kaisha Ltd.*	21,000	19,293
Ishii Iron Works Co., Ltd.	1,000	2,676
Ishikawa Seisakusho Ltd.*	2,000	2,277
Ishizuka Glass Co., Ltd.	1,000	2,119
Isuzu Motors Ltd.	50,000	289,386
IT Holdings Corp.	4,000	65,548
Itfor, Inc.	1,300	5,853
Ito En Ltd.	3,000	67,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.	70,800	$825,894
Itochu Enex, Co., Ltd.	2,700	15,484
ITOCHU Techno-Solutions Corp.	1,200	50,701
Itochu-Shokuhin Co., Ltd.	300	10,262
Itoham Foods, Inc.	7,000	31,909
Itoki Corp.	2,600	16,385
IwaiCosmo Holdings, Inc.	1,100	11,931
Iwaki & Co., Ltd.	1,000	1,915
Iwasaki Electric Co., Ltd.*	4,000	9,801
Iwatani Corp.	13,000	84,657
Iwatsu Electric Co., Ltd.	5,000	4,400
Iyo Bank Ltd.	10,000	95,442
Izumi Co., Ltd.	1,700	50,163
Izumiya Co., Ltd.	4,000	20,105
Izutsuya Co., Ltd.*	6,000	4,298
J. Front Retailing Co., Ltd.	19,000	131,732
Jaccs Co., Ltd.	8,000	33,559
Jafco Co., Ltd.	1,600	71,627
Jalux, Inc.	300	3,044
Janome Sewing Machine Co., Ltd.*	12,000	9,631
Japan Airlines Co., Ltd.	9,000	442,437
Japan Airport Terminal Co., Ltd.	7,900	204,735
Japan Asia Investment Co., Ltd.*	8,000	7,803
Japan Aviation Electronics Industry Ltd.	2,000	29,832
Japan Bridge Corp.*	900	1,288
Japan Cash Machine Co., Ltd.	1,100	19,673
Japan Digital Laboratory Co., Ltd.	1,000	14,401
Japan Drilling Co., Ltd.	300	12,809
Japan Electronic Materials Corp.	500	2,155
Japan Exchange Group, Inc.	10,000	243,458
Japan Foods Co., Ltd.	100	1,216
Japan Foundation Engineering Co., Ltd.	1,700	5,621
Japan Medical Dynamic Marketing, Inc.	1,000	2,923
Japan Oil Transportation Co., Ltd.	1,000	2,275
Japan Petroleum Exploration Co.	1,700	56,481
Japan Pulp & Paper Co., Ltd.	6,000	20,310
Japan Radio Co., Ltd.*	3,000	11,460
Japan Securities Finance Co., Ltd.	5,546	32,071
Japan Steel Works Ltd.	16,000	71,654
Japan Tobacco, Inc.	263,564	8,264,389
Japan Transcity Corp.	2,000	6,157
Japan Vilene Co., Ltd.	1,000	5,648
Japan Wool Textile Co., Ltd.	4,000	31,089
Jastec Co., Ltd.	700	4,937
JBCC Holdings, Inc.	1,000	7,309
Jeans Mate Corp.*	300	601
Jeol Ltd.	4,000	15,290
JFE Holdings, Inc.	23,244	437,106
JGC Corp.	11,000	382,149
JK Holdings Co., Ltd.	1,100	5,920
JMS Co., Ltd.	1,000	2,971
Joban Kosan Co., Ltd.	3,000	4,120
J-Oil Mills, Inc.	5,000	13,339
Joshin Denki Co., Ltd.	2,000	15,980
Joyo Bank Ltd.	28,000	139,396
JSP Corp.	800	12,338
JSR Corp.	8,100	149,891
JTEKT Corp.	10,500	155,724
Juki Corp.*	7,000	14,077
Juroku Bank Ltd.	15,000	52,265
JVC Kenwood Corp.*	5,800	13,977
JX Holdings, Inc.	99,900	480,272
K&O Energy Group, Inc.*	500	6,896
K.R.S. Corp.	300	2,938
kabu.com Securities Co., Ltd.	4,900	23,172
Kadokawa Corp.	1,100	35,188
Kaga Electronics Co., Ltd.	1,200	16,551
Kagome Co., Ltd.	2,200	37,265
Kagoshima Bank Ltd.	7,000	44,588
Kajima Corp.	37,000	129,520
Kakaku.com, Inc.	8,000	129,846
Kaken Pharmaceutical Co., Ltd.	5,000	79,175
Kamei Corp.	1,000	7,505
Kamigumi Co., Ltd.	11,000	107,399
Kanaden Corp.	1,000	6,832
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,018
Kanamoto Co., Ltd.	1,000	29,215
Kandenko Co., Ltd.	6,000	30,345
Kaneka Corp.	13,000	78,753
Kanematsu Corp.	27,000	41,756
Kanematsu Electronics Ltd.	700	9,836
Kanematsu-NNK Corp.*	1,000	1,498
Kansai Electric Power Co., Inc.*	35,600	364,924
Kansai Paint Co., Ltd.	12,000	171,327
Kansai Urban Banking Corp.	17,000	20,240
Kanto Denka Kogyo Co., Ltd.*	2,000	5,102
Kao Corp.	24,300	859,893
Kappa Create Holdings Co., Ltd.	1,800	17,172
Kasai Kogyo Co., Ltd.	1,000	6,386
Kasumi Co., Ltd.	2,500	16,887
Katakura Industries Co., Ltd.	1,400	17,845
Kato Sangyo Co., Ltd.	1,700	36,090
Kato Works Co., Ltd.	2,000	10,777
KAWADA Technologies, Inc.	200	5,782
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	7,273
Kawasaki Heavy Industries Ltd.	67,000	246,335
Kawasaki Kisen Kaisha Ltd.	39,000	84,085
KDDI Corp.	28,300	1,646,861
Keihan Electric Railway Co., Ltd.	16,000	63,965
Keihanshin Building Co., Ltd.	1,400	7,121
Keihin Co., Ltd.	2,000	3,093
Keihin Corp.	2,500	36,588
Keikyu Corp.	21,000	176,849
Keio Corp.	23,000	160,076
Keisei Electric Railway Co., Ltd.	12,000	103,960
Keiyo Bank Ltd.	5,000	21,297
Keiyo Co., Ltd.	2,200	9,987
Kenedix, Inc.*	8,700	28,046
Kewpie Corp.	2,800	38,525
KEY Coffee, Inc.	1,200	18,439
Keyence Corp.	2,290	942,096
Kikkoman Corp.	9,000	169,544
Kimoto Co., Ltd.	2,200	7,572
Kimura Chemical Plants Co., Ltd.	1,100	5,039
Kimura Unity Co., Ltd.	200	1,820
Kinden Corp.	5,000	48,326
King Jim Co., Ltd.	1,000	6,939
Kinki Nippon Tourist Co., Ltd.*	4,000	6,500
Kinki Sharyo Co., Ltd.	1,000	3,773
Kintetsu Corp.	78,000	277,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kintetsu Department Store Co., Ltd.*	11,000	$39,805
Kintetsu World Express, Inc.	1,100	49,040
Kinugawa Rubber Industrial Co., Ltd.	3,000	12,421
Kirin Holdings Co., Ltd.	42,000	583,843
Kirindo Co., Ltd.	500	3,068
Kisoji Co., Ltd.	1,400	25,624
Kissei Pharmaceutical Co., Ltd.	2,600	64,730
Kitagawa Iron Works Co., Ltd.	5,000	8,457
Kita-Nippon Bank Ltd.	300	7,981
Kitano Construction Corp.	3,000	7,490
Kitazawa Sangyo Co., Ltd.	1,000	1,743
Kitz Corp.	5,100	24,899
Koa Corp.	1,500	16,669
Koatsu Gas Kogyo Co., Ltd.	1,000	5,513
Kobayashi Pharmaceutical Co., Ltd.	1,300	74,837
Kobayashi Yoko Co., Ltd.	300	749
Kobe Steel Ltd.	118,000	157,405
Kohnan Shoji Co., Ltd.	1,100	11,125
Kohsoku Corp.	700	6,128
Koito Manufacturing Co., Ltd.	4,000	67,580
Kojima Co., Ltd.	1,500	4,353
Kokuyo Co., Ltd.	6,400	46,893
KOMAIHALTEC, Inc.	2,000	6,011
Komatsu Ltd.	150,090	3,103,928
Komatsu Seiren Co., Ltd.	2,000	10,284
Komatsu Wall Industry Co., Ltd.	400	7,671
Komeri Co., Ltd.	1,600	43,449
Komori Corp.	3,400	42,340
Konaka Co., Ltd.	1,400	9,714
Konami Corp.	4,600	106,521
Konica Minolta, Inc.	21,000	195,586
Konishi Co., Ltd.	1,000	17,757
Kosaido Co., Ltd.	900	4,469
Kose Corp.	1,200	39,350
Kosei Securities Co., Ltd.	2,000	4,738
Kourakuen Corp.	700	8,851
Krosaki Harima Corp.	2,000	4,369
K’s Holdings Corp.	1,700	47,220
Kubota Corp.	50,000	667,962
Kumagai Gumi Co., Ltd.*	10,000	24,652
Kumiai Chemical Industry Co., Ltd.	2,000	12,784
Kura Corp.	600	12,002
Kurabo Industries Ltd.	12,000	21,581
Kuraray Co., Ltd.	14,900	170,145
Kuraudia Co., Ltd.	100	1,114
Kureha Corp.	8,000	37,751
Kurimoto Ltd.	6,000	13,229
Kurita Water Industries Ltd.	5,000	108,318
Kuroda Electric Co., Ltd.	1,600	25,874
KYB Co., Ltd.	7,000	29,511
Kyocera Corp.	15,200	684,271
Kyodo Printing Co., Ltd.	3,000	8,467
Kyodo Shiryo Co., Ltd.	4,000	4,387
Kyoei Sangyo Co., Ltd.	1,000	1,731
Kyoei Steel Ltd.	1,300	23,014
Kyoei Tanker Co., Ltd.	1,000	2,110
Kyokuto Boeki Kaisha Ltd.	1,000	2,089
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	33,109
Kyokuto Securities Co., Ltd.	1,600	26,694
Kyokuyo Co., Ltd.	5,000	12,712
KYORIN Holdings, Inc.	3,000	57,216
Kyoritsu Maintenance Co., Ltd.	500	16,834
Kyoritsu Printing Co., Ltd.	1,000	2,622
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,752
Kyoto Kimono Yuzen Co., Ltd.	700	6,878
Kyowa Electronics Instruments Co., Ltd.	1,000	4,441
Kyowa Exeo Corp.	4,900	62,852
Kyowa Hakko Kirin Co., Ltd.	10,000	106,451
Kyowa Leather Cloth Co., Ltd.	700	3,269
Kyudenko Corp.	2,000	15,970
Kyushu Electric Power Co., Inc.	19,200	234,513
Land Business Co., Ltd.	1,000	3,915
LAND Co., Ltd.*	1,300	190
Lawson, Inc.	3,800	268,603
LEC, Inc.	300	3,258
Leopalace21 Corp.*	7,300	34,949
Life Corp.	700	10,683
Lintec Corp.	2,600	49,497
Lion Corp.	12,000	70,921
LIXIL Group Corp.	57,640	1,586,766
Look, Inc.	2,000	5,296
M3, Inc.	3,200	52,472
Mabuchi Motor Co., Ltd.	900	58,834
Macnica, Inc.	500	14,845
Maeda Corp.	8,000	50,557
Maeda Road Construction Co., Ltd.	4,000	55,677
Maezawa Industries, Inc.	900	2,906
Maezawa Kasei Industries Co., Ltd.	900	9,549
Maezawa Kyuso Industries Co., Ltd.	400	4,939
Makino Milling Machine Co., Ltd.	6,000	42,181
Makita Corp.	5,300	292,637
Mandom Corp.	1,300	46,924
Marche Corp.	300	2,380
Mars Engineering Corp.	600	11,286
Marubeni Construction Material Lease Co., Ltd.	1,000	2,061
Marubeni Corp.	73,000	489,363
Marubun Corp.	900	4,673
Marudai Food Co., Ltd.	6,000	17,807
Maruei Department Store Co., Ltd.*	2,000	3,131
Maruetsu, Inc.	2,000	7,123
Maruha Nichiro Holdings, Inc.†	27,000	44,470
Marui Group Co., Ltd.	10,400	89,775
Maruichi Steel Tube Ltd.	2,800	72,297
Maruka Machinery Co., Ltd.	400	4,982
Marusan Securities Co., Ltd.	3,900	31,925
Maruwa Co., Ltd.	300	11,662
Maruwn Corp.	600	1,399
Maruyama Manufacturing Co., Inc.	2,000	4,468
Maruzen CHI Holdings Co., Ltd.*	600	2,003
Maruzen Showa Unyu Co., Ltd.	4,000	13,477
Matsuda Sangyo Co., Ltd.	800	9,685
Matsui Construction Co., Ltd.	1,000	4,266
Matsui Securities Co., Ltd.	6,800	68,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Matsumotokiyoshi Holdings Co., Ltd.	2,500	$79,475
Matsuya Co., Ltd.	2,200	18,431
Matsuya Foods Co., Ltd.	500	8,675
Max Co., Ltd.	2,000	22,158
Mazda Motor Corp.	140,000	619,965
MEC Co., Ltd.	800	6,201
Medical System Network Co., Ltd.	400	1,805
Medipal Holdings Corp.	7,600	116,035
Megachips Corp.	1,100	12,876
Megmilk Snow Brand Co., Ltd.	2,700	35,248
Meidensha Corp.	12,000	53,047
MEIJI Holdings Co., Ltd.	3,100	195,315
Meiji Shipping Co., Ltd.	1,100	4,435
Meiko Network Japan Co., Ltd.	900	9,637
Meito Sangyo Co., Ltd.	600	6,211
Meito Transportation Co., Ltd.	400	2,554
Meiwa Corp.	900	3,070
Meiwa Estate Co., Ltd.	700	2,847
Melco Holdings, Inc.	600	8,802
Michinoku Bank Ltd.	6,000	12,404
Mie Bank Ltd.	5,000	11,184
Milbon Co., Ltd.	720	23,915
Mimasu Semiconductor Industry Co., Ltd.	1,000	8,933
Minato Bank Ltd.	12,000	20,917
Minebea Co., Ltd.	15,000	133,115
Ministop Co., Ltd.	900	14,537
Miraca Holdings, Inc.	2,600	113,703
Mirait Holdings Corp.	3,600	31,462
Misawa Homes Co., Ltd.	1,600	20,517
MISUMI Group, Inc.	2,600	71,903
Mitachi Co., Ltd.	200	1,051
Mito Securities Co., Ltd.	3,000	12,970
Mitsuba Corp.	2,000	32,734
Mitsubishi Chemical Holdings Corp.	55,000	228,383
Mitsubishi Corp.	68,310	1,266,756
Mitsubishi Electric Corp.	91,000	1,021,760
Mitsubishi Estate Co., Ltd.	70,000	1,665,858
Mitsubishi Gas Chemical Co., Inc.	13,000	73,176
Mitsubishi Heavy Industries Ltd.	148,000	861,472
Mitsubishi Kakoki Kaisha Ltd.*	3,000	4,726
Mitsubishi Logistics Corp.	6,000	83,368
Mitsubishi Materials Corp.	58,000	165,757
Mitsubishi Motors Corp.	22,600	236,123
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	7,009
Mitsubishi Paper Mills Ltd.*	18,000	16,031
Mitsubishi Pencil Co., Ltd.	1,000	28,737
Mitsubishi Research Institute, Inc.	400	8,053
Mitsubishi Shokuhin Co., Ltd.	1,100	24,911
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	14,949
Mitsubishi Tanabe Pharma Corp.	6,800	94,947
Mitsubishi UFJ Financial Group, Inc.	734,000	4,026,481
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	96,331
Mitsuboshi Belting Co., Ltd.	3,000	16,959
Mitsui & Co., Ltd.	75,800	1,069,737
Mitsui Chemicals, Inc.	46,090	112,858
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	71,634
Mitsui Fudosan Co., Ltd.	42,000	1,278,595
Mitsui High-Tec, Inc.	1,400	9,348
Mitsui Home Co., Ltd.	1,000	4,677
Mitsui Matsushima Co., Ltd.	8,000	12,298
Mitsui Mining & Smelting Co., Ltd.	31,000	71,352
Mitsui O.S.K. Lines Ltd.	41,000	159,500
Mitsui Sugar Co., Ltd.	5,000	19,130
Mitsui-Soko Co., Ltd.	5,000	20,086
Mitsumi Electric Co., Ltd.	4,300	31,060
Mitsumura Printing Co., Ltd.	1,000	2,541
Mitsuuroko Group Holdings Co., Ltd.	1,900	11,058
Miura Co., Ltd.	2,000	54,970
Miyaji Engineering Group, Inc.	4,000	8,849
Miyakoshi Holdings, Inc.*	300	748
Miyazaki Bank Ltd.	8,000	24,433
Miyoshi Oil & Fat Co., Ltd.	4,000	5,763
Mizuho Financial Group, Inc.	1,143,080	2,255,358
Mizuno Corp.	6,000	33,851
Mochida Pharmaceutical Co., Ltd.	1,000	71,525
Modec, Inc.	1,000	25,259
Monex Group, Inc.	7,000	27,145
MonotaRO Co., Ltd.	800	20,483
Mori Seiki Co., Ltd.	6,800	85,844
Morinaga & Co., Ltd.	13,000	28,434
Morinaga Milk Industry Co., Ltd.	11,000	35,359
Morita Holdings Corp.	2,000	17,052
Morozoff Ltd.	2,000	6,219
Mory Industries, Inc.	2,000	7,022
MOS Food Services, Inc.	1,600	32,178
Moshi Moshi Hotline, Inc.	1,600	14,684
Mr Max Corp.	1,200	3,938
MS&AD Insurance Group Holdings, Inc.	26,100	596,817
Murata Manufacturing Co., Ltd.	9,230	868,620
Musashi Seimitsu Industry Co., Ltd.	1,200	24,679
Musashino Bank Ltd.	1,900	62,880
Mutoh Holdings Co., Ltd.	1,000	4,593
Nabtesco Corp.	5,100	117,791
NAC Co., Ltd.	400	6,250
Nachi-Fujikoshi Corp.	12,000	78,883
Nagaileben Co., Ltd.	1,200	25,560
Nagano Bank Ltd.	4,000	7,162
Nagano Keiki Co., Ltd.	800	5,360
Nagase & Co., Ltd.	6,300	77,637
Nagatanien Co., Ltd.	1,000	9,561
Nagoya Railroad Co., Ltd.	20,000	60,001
Naigai Co., Ltd.*	3,000	2,464
Nakabayashi Co., Ltd.	2,000	4,020
Nakamuraya Co., Ltd.	3,000	11,818
Nakano Corp.	1,000	2,329
Nakayama Steel Works Ltd.*	6,000	4,906
Nakayamafuku Co., Ltd.	700	5,852
Nakayo Telecommunications, Inc.	1,000	3,174
Namco Bandai Holdings, Inc.	8,600	203,106
Nankai Electric Railway Co., Ltd.	16,000	62,103
Nanto Bank Ltd.	11,000	41,595
Natori Co., Ltd.	600	6,476
NEC Capital Solutions Ltd.	300	6,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Corp.	113,000	$346,520
NEC Networks & System Integration Corp.	1,100	22,339
NET One Systems Co., Ltd.	900	6,123
Neturen Co., Ltd.	1,700	10,820
Nexon Co., Ltd.	6,100	51,309
Nexyz Corp.	500	5,239
NGK Insulators Ltd.	13,000	270,340
NGK Spark Plug Co., Ltd.	9,000	201,846
NHK Spring Co., Ltd.	4,500	41,636
Nice Holdings, Inc.	5,000	11,104
Nichia Steel Works Ltd.	1,000	2,817
Nichias Corp.	6,000	38,446
Nichiban Co., Ltd.	1,000	3,361
Nichicon Corp.	3,900	31,086
Nichiden Corp.	500	11,874
Nichiha Corp.	1,200	13,846
Nichii Gakkan Co.	2,200	20,426
Nichi-iko Pharmaceutical Co., Ltd.	2,100	32,291
Nichimo Co., Ltd.	1,000	1,818
Nichirei Corp.	7,000	29,533
Nichireki Co., Ltd.	1,000	9,944
Nidec Copal Electronics Corp.	1,200	7,868
Nidec Corp.	10,462	635,223
Nifco, Inc.	2,400	67,720
Nihon Chouzai Co., Ltd.	150	3,869
Nihon Dempa Kogyo Co., Ltd.	900	7,017
Nihon Eslead Corp.	500	5,189
Nihon Kohden Corp.	2,200	87,581
Nihon Nohyaku Co., Ltd.	2,000	30,096
Nihon Parkerizing Co., Ltd.	3,000	69,774
Nihon Tokushu Toryo Co., Ltd.	1,000	5,919
Nihon Trim Co., Ltd.	200	11,779
Nihon Unisys Ltd.	3,300	32,215
Nihon Yamamura Glass Co., Ltd.	5,000	8,803
Nikkato Corp.	400	1,605
Nikkiso Co., Ltd.	4,000	44,322
Nikko Co., Ltd.	1,000	4,656
Nikon Corp.	16,100	258,809
Nintendo Co., Ltd.	5,300	631,275
Nippo Corp.	3,000	41,350
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	13,545
Nippon Carbide Industries Co., Inc.	3,000	6,668
Nippon Carbon Co., Ltd.	6,000	11,368
Nippon Ceramic Co., Ltd.	800	13,670
Nippon Chemical Industrial Co., Ltd.*	4,000	5,569
Nippon Chemi-Con Corp.*	7,000	21,792
Nippon Chemiphar Co., Ltd.	1,000	5,060
Nippon Chutetsukan KK	1,000	2,237
Nippon Coke & Engineering Co., Ltd.	10,000	11,997
Nippon Concrete Industries Co., Ltd.	1,000	3,684
Nippon Conveyor Co., Ltd.	3,000	4,085
Nippon Denko Co., Ltd.	5,000	13,305
Nippon Densetsu Kogyo Co., Ltd.	2,000	26,895
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,527
Nippon Electric Glass Co., Ltd.	20,000	102,776
Nippon Express Co., Ltd.	34,000	166,136
Nippon Felt Co., Ltd.	700	3,076
Nippon Filcon Co., Ltd.	900	3,889
Nippon Fine Chemical Co., Ltd.	1,000	6,450
Nippon Flour Mills Co., Ltd.	8,000	43,761
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	4,797
Nippon Gas Co., Ltd.	1,100	16,813
Nippon Hume Corp.	1,000	8,098
Nippon Kanzai Co., Ltd.	400	8,054
Nippon Kasei Chemical Co., Ltd.	2,000	2,572
Nippon Kayaku Co., Ltd.	5,000	56,259
Nippon Kinzoku Co., Ltd.*	3,000	3,771
Nippon Koei Co., Ltd.	4,000	20,065
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,757
Nippon Koshuha Steel Co., Ltd.*	5,000	4,689
Nippon Kucho Service Co., Ltd.	600	4,057
Nippon Light Metal Holdings Co., Ltd.	29,000	37,889
Nippon Meat Packers, Inc.	8,000	119,482
Nippon Paint Co., Ltd.	7,000	105,859
Nippon Paper Industries Co., Ltd.	4,600	87,062
Nippon Parking Development Co., Ltd.	13,000	13,699
Nippon Pillar Packing Co., Ltd.	1,000	7,747
Nippon Piston Ring Co., Ltd.	4,000	6,846
Nippon Road Co., Ltd.	4,000	18,219
Nippon Seisen Co., Ltd.	1,000	3,975
Nippon Sharyo Ltd.	4,000	16,550
Nippon Sheet Glass Co., Ltd.*	38,000	53,991
Nippon Shinyaku Co., Ltd.	3,000	56,801
Nippon Shokubai Co., Ltd.	8,000	94,338
Nippon Signal Co., Ltd.	2,800	24,402
Nippon Soda Co., Ltd.	7,000	37,994
Nippon Steel & Sumikin Bussan Corp.	7,400	23,686
Nippon Steel & Sumitomo Metal Corp.	406,340	1,107,908
Nippon Suisan Kaisha Ltd.*	16,000	33,605
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	21,503
Nippon Systemware Co., Ltd.	400	1,783
Nippon Telegraph & Telephone Corp.	37,310	2,027,975
Nippon Television Holdings, Inc.	6,700	109,241
Nippon Thompson Co., Ltd.	4,000	19,512
Nippon Valqua Industries Ltd.	5,000	13,831
Nippon Yakin Kogyo Co., Ltd.*	6,500	20,779
Nippon Yusen KK	66,000	192,757
Nipro Corp.	4,800	43,047
Nishimatsu Construction Co., Ltd.	18,000	58,488
Nishimatsuya Chain Co., Ltd.	2,600	18,856
Nishi-Nippon City Bank Ltd.	37,000	82,994
Nissan Chemical Industries Ltd.	5,300	79,986
Nissan Motor Co., Ltd.	113,520	1,010,317
Nissan Shatai Co., Ltd.	4,000	66,847
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,533
Nissei Build Kogyo Co., Ltd.	4,000	9,512
Nissei Plastic Industrial Co., Ltd.	1,000	5,959
Nissen Holdings Co., Ltd.	2,400	9,788
Nissha Printing Co., Ltd.	2,200	28,894
Nisshin Fudosan Co., Ltd.	1,400	5,203
Nisshin Oillio Group Ltd.	6,000	19,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	11,550	$126,778
Nisshin Steel Holdings Co., Ltd.	5,004	42,690
Nisshinbo Holdings, Inc.	8,000	68,223
Nissin Corp.	4,000	11,369
Nissin Electric Co., Ltd.	2,000	10,290
Nissin Foods Holdings Co., Ltd.	3,200	144,160
Nissin Kogyo Co., Ltd.	2,100	39,082
Nissui Pharmaceutical Co., Ltd.	500	5,202
Nitori Holdings Co., Ltd.	3,700	160,201
Nitta Corp.	1,100	20,467
Nittetsu Mining Co., Ltd.	3,000	11,718
Nitto Boseki Co., Ltd.	10,000	46,617
Nitto Denko Corp.	7,620	366,970
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,090
Nitto Kogyo Corp.	1,800	37,733
Nitto Kohki Co., Ltd.	700	12,901
Nitto Seiko Co., Ltd.	1,000	2,931
Nitto Seimo Co., Ltd.	1,000	1,535
Nittoc Construction Co., Ltd.	750	2,757
NKSJ Holdings, Inc.	19,050	488,695
NOF Corp.	11,000	79,461
Nohmi Bosai Ltd.	1,000	12,623
NOK Corp.	5,000	81,564
Nomura Co., Ltd.	2,000	15,559
Nomura Holdings, Inc.	183,200	1,173,175
Nomura Real Estate Holdings, Inc.	3,700	70,481
Nomura Research Institute Ltd.	4,300	135,544
Noritake Co., Ltd.	6,000	15,161
Noritsu Koki Co., Ltd.	1,100	7,720
Noritz Corp.	2,300	42,791
North Pacific Bank Ltd.	18,400	74,521
NS Solutions Corp.	1,000	22,637
NS United Kaiun Kaisha Ltd.	4,000	9,467
NSD Co., Ltd.	2,300	28,882
NSK Ltd.	18,000	184,854
NTN Corp.	23,000	78,073
NTT Data Corp.	5,900	229,079
NTT DOCOMO, Inc.	74,100	1,167,043
NTT Urban Development Corp.	6,200	58,254
Obara Group, Inc.	800	29,897
Obayashi Corp.	27,000	151,996
Obayashi Road Corp.	1,000	5,134
OBIC Business Consultants Ltd.	600	20,228
Obic Co., Ltd.	2,000	63,042
Odakyu Electric Railway Co., Ltd.	28,000	242,222
Oenon Holdings, Inc.	3,000	7,313
Ogaki Kyoritsu Bank Ltd.	16,000	43,688
Ohara, Inc.	400	2,466
Ohashi Technica, Inc.	600	4,916
OIE Sangyo Co., Ltd.	300	2,433
Oiles Corp.	1,300	27,757
Oita Bank Ltd.	7,000	27,173
OIZUMI Corp.	400	3,450
Oji Holdings Corp.	45,000	201,156
Okabe Co., Ltd.	2,700	38,769
Okamoto Industries, Inc.	4,000	13,468
Okamura Corp.	4,000	34,978
Okasan Securities Group, Inc.	6,000	50,413
Okaya Electric Industries Co., Ltd.	600	2,241
OKI Electric Cable Co., Ltd.	1,000	1,691
Oki Electric Industry Co., Ltd.	36,000	76,883
Okinawa Electric Power Co., Inc.	700	23,807
OKK Corp.	4,000	5,219
OKUMA Corp.	5,000	40,281
Okumura Corp.	13,000	57,805
Okura Industrial Co., Ltd.	3,000	9,382
Okuwa Co., Ltd.	1,000	8,911
Olympic Group Corp.	800	6,570
Olympus Corp.*	11,400	367,171
Omron Corp.	8,900	366,305
Ono Pharmaceutical Co., Ltd.	4,800	417,804
ONO Sokki Co., Ltd.	1,000	4,490
Onoken Co., Ltd.	1,000	11,938
Onward Holdings Co., Ltd.	8,000	55,376
Optex Co., Ltd.	800	13,881
Oracle Corp. Japan	1,900	85,925
Organo Corp.	2,000	9,323
Orient Corp.*	16,500	33,158
Oriental Land Co., Ltd.	2,800	425,413
Origin Electric Co., Ltd.	1,000	2,931
ORIX Corp.	49,900	700,853
Osaka Gas Co., Ltd.	86,000	325,360
Osaka Steel Co., Ltd.	800	14,013
OSAKA Titanium Technologies Co., Ltd.	1,100	19,020
Osaki Electric Co., Ltd.	1,000	5,771
OSG Corp.	2,200	38,375
Otsuka Corp.	900	117,465
Otsuka Holdings Co., Ltd.	18,300	546,352
Oyo Corp.	1,200	16,305
P.S. Mitsubishi Construction Co., Ltd.	800	3,574
Pacific Industrial Co., Ltd.	2,000	13,378
Pacific Metals Co., Ltd.*	9,000	33,517
Pack Corp.	900	17,167
Pal Co., Ltd.	700	13,495
Paltac Corp.	1,050	11,957
PanaHome Corp.	4,000	27,424
Panasonic Corp.	104,285	1,189,712
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,302
Panasonic Information Systems	200	5,448
Paramount Bed Holdings Co., Ltd.	900	28,277
Parco Co., Ltd.	500	4,271
Paris Miki Holdings, Inc.	1,500	7,249
Park24 Co., Ltd.	4,000	75,928
Pasco Corp.	1,000	4,202
Pasona Group, Inc.	1,000	5,894
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	4,557
Penta-Ocean Construction Co., Ltd.	17,000	57,695
PGM Holdings KK	3,000	28,994
PIA Corp.	300	5,418
Pigeon Corp.	1,600	72,157
Pilot Corp.	1,000	41,093
Piolax, Inc.	500	18,248
Pioneer Corp.*	17,600	37,617
Pixela Corp.*	500	715
Plenus Co., Ltd.	1,500	35,013
Pocket Card Co., Ltd.	1,100	6,026
Pola Orbis Holdings, Inc.	1,100	43,862
Poplar Co., Ltd.	300	1,551
Press Kogyo Co., Ltd.	5,000	18,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Prima Meat Packers Ltd.	7,000	$14,561
Pronexus, Inc.	1,300	9,616
Raito Kogyo Co., Ltd.	2,900	24,194
Rakuten, Inc.	33,300	443,478
Rasa Corp.	500	2,276
Rasa Industries Ltd.*	4,000	5,491
Renaissance, Inc.	500	3,963
Renesas Electronics Corp.*	3,200	24,332
Rengo Co., Ltd.	10,000	53,572
Renown, Inc.*	2,500	2,998
Resona Holdings, Inc.	92,600	446,976
Resort Solution Co., Ltd.	1,000	2,274
Resorttrust, Inc.	3,800	58,684
Rheon Automatic Machinery Co., Ltd.	1,000	5,593
Rhythm Watch Co., Ltd.	6,000	7,959
Ricoh Co., Ltd.	26,000	301,239
Ricoh Leasing Co., Ltd.	800	19,005
Right On Co., Ltd.	900	6,037
Riken Corp.	4,000	16,125
Riken Keiki Co., Ltd.	1,000	9,070
Riken Technos Corp.	2,000	11,320
Ringer Hut Co., Ltd.	900	12,874
Rinnai Corp.	1,200	105,246
Riso Kagaku Corp.	900	22,244
Riso Kyoiku Co., Ltd.	1,300	3,210
Rock Field Co., Ltd.	600	11,371
Rohm Co., Ltd.	4,300	191,527
Rohto Pharmaceutical Co., Ltd.	5,000	88,151
Roland Corp.	1,100	15,214
Roland DG Corp.	500	19,879
Round One Corp.	3,300	28,424
Royal Holdings Co., Ltd.	1,800	25,863
Ryobi Ltd.	7,000	21,307
Ryoden Trading Co., Ltd.	1,000	6,800
Ryohin Keikaku Co., Ltd.	1,000	96,192
Ryosan Co., Ltd.	1,900	40,020
Ryoyo Electro Corp.	1,600	20,483
S Foods, Inc.	500	5,294
S.T. Corp.	600	5,805
Sagami Chain Co., Ltd.	1,000	8,987
Saibu Gas Co., Ltd.	13,000	32,916
Saizeriya Co., Ltd.	1,600	19,850
Sakai Chemical Industry Co., Ltd.	4,000	12,394
Sakai Heavy Industries Ltd.	2,000	6,881
Sakai Moving Service Co., Ltd.	200	6,601
Sakai Ovex Co., Ltd.	3,000	5,686
Sakata INX Corp.	2,000	18,849
Sakata Seed Corp.	2,000	27,472
Sakurada Co., Ltd.(b)*†	6,000	—
Sala Corp.	1,000	5,026
San Holdings, Inc.	200	2,637
San-A Co., Ltd.	800	23,572
San-Ai Oil Co., Ltd.	2,000	12,255
Sanden Corp.	7,000	31,116
Sangetsu Co., Ltd.	2,100	55,007
San-In Godo Bank Ltd.	7,000	47,292
Sanix, Inc.*	1,800	19,700
Sanken Electric Co., Ltd.	7,000	49,718
Sanki Engineering Co., Ltd.	3,000	19,090
Sanko Metal Industrial Co., Ltd.	1,000	2,583
Sankyo Co., Ltd.	2,200	92,474
Sankyo Seiko Co., Ltd.	2,000	7,256
Sankyo Tateyama, Inc.	1,700	33,199
Sankyu, Inc.	15,000	56,478
Sanoh Industrial Co., Ltd.	1,400	8,749
Sanrio Co., Ltd.	2,000	67,320
Sanritsu Corp.	300	1,586
Sanshin Electronics Co., Ltd.	1,500	10,027
Sansui Electric Co., Ltd.(b)*†	68,000	—
Santen Pharmaceutical Co., Ltd.	3,000	132,873
Sanwa Holdings Corp.	12,000	77,652
Sanyo Chemical Industries Ltd.	3,000	19,168
Sanyo Housing Nagoya Co., Ltd.	1,000	9,558
Sanyo Industries Ltd.	1,000	1,731
Sanyo Shokai Ltd.	6,000	17,475
Sanyo Special Steel Co., Ltd.	6,000	25,114
Sapporo Holdings Ltd.	19,000	74,646
Sasebo Heavy Industries Co., Ltd.*	8,000	11,440
Sata Construction Co., Ltd.	4,000	4,715
Sato Holdings Corp.	1,200	27,757
Sato Shoji Corp.	1,000	6,653
Satori Electric Co., Ltd.	900	5,768
Sawai Pharmaceutical Co., Ltd.	800	48,995
SAXA Holdings, Inc.	3,000	4,616
SBI Holdings, Inc.	11,260	135,415
Schott Moritex Corp.*	200	532
Scroll Corp.	1,700	4,555
SCSK Corp.	2,232	60,029
Secom Co., Ltd.	9,900	569,702
Sega Sammy Holdings, Inc.	8,900	198,933
Seibu Electric Industry Co., Ltd.	1,000	4,567
Seika Corp.	4,000	9,762
Seikagaku Corp.	2,400	31,969
Seikitokyu Kogyo Co., Ltd.*	3,000	3,567
Seiko Epson Corp.	6,800	212,822
Seiko Holdings Corp.	6,000	23,823
Seino Holdings Co., Ltd.	9,000	85,624
Seiren Co., Ltd.	3,200	26,263
Sekisui Chemical Co., Ltd.	18,000	186,776
Sekisui House Ltd.	29,000	359,316
Sekisui Jushi Corp.	1,000	13,536
Sekisui Plastics Co., Ltd.	2,000	5,338
Senko Co., Ltd.	4,000	17,346
Senshu Ikeda Holdings, Inc.	6,880	31,461
Senshukai Co., Ltd.	2,200	17,926
Seven & I Holdings Co., Ltd.	37,600	1,434,107
Seven Bank Ltd.	26,000	101,837
Sharp Corp.*	50,000	151,832
Shibaura Mechatronics Corp.	2,000	4,544
Shibusawa Warehouse Co., Ltd.	3,000	11,207
Shibuya Kogyo Co., Ltd.	700	18,608
Shiga Bank Ltd.	11,000	59,623
Shikibo Ltd.	7,000	7,995
Shikoku Bank Ltd.	8,000	16,401
Shikoku Chemicals Corp.	1,000	7,203
Shikoku Electric Power Co., Inc.*	7,600	102,960
Shima Seiki Manufacturing Ltd.	1,600	24,588
Shimachu Co., Ltd.	2,300	50,100
Shimadzu Corp.	12,000	106,537
Shimamura Co., Ltd.	800	69,132
Shimano, Inc.	3,500	351,398
Shimizu Bank Ltd.	400	10,408
Shimizu Corp.	33,000	170,665
Shimojima Co., Ltd.	800	8,279
Shin Nippon Air Technologies Co., Ltd.	900	5,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shin Nippon Biomedical Laboratories Ltd.	700	$7,103
Shinagawa Refractories Co., Ltd.	3,000	6,064
Shindengen Electric Manufacturing Co., Ltd.	4,000	17,627
Shin-Etsu Chemical Co., Ltd.	16,700	953,121
Shin-Etsu Polymer Co., Ltd.	2,500	9,331
Shingakukai Co., Ltd.	600	2,282
Shinkawa Ltd.*	900	5,139
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,655
Shinko Electric Industries Co., Ltd.	3,100	22,354
Shinko Plantech Co., Ltd.	2,600	20,115
Shinko Shoji Co., Ltd.	1,100	10,013
Shinmaywa Industries Ltd.	5,000	45,553
Shinnihon Corp.	1,600	4,841
Shinsei Bank Ltd.	79,000	155,001
Shinsho Corp.	3,000	6,121
Shinwa Co., Ltd.	600	7,323
Shinyei Kaisha*	1,000	2,049
Shionogi & Co., Ltd.	13,700	253,442
Ship Healthcare Holdings, Inc.	1,500	57,794
Shiroki Corp.	2,000	4,021
Shiseido Co., Ltd.	17,400	305,706
Shizuoka Bank Ltd.	23,000	224,170
Shizuoka Gas Co., Ltd.	3,000	18,306
Sho-Bond Holdings Co., Ltd.	900	39,706
Shobunsha Publications, Inc.	700	4,687
Shochiku Co., Ltd.	4,000	34,255
Shoko Co., Ltd.	4,000	5,533
Showa Corp.	2,600	28,502
Showa Denko KK	41,000	57,928
Showa Sangyo Co., Ltd.	5,000	16,355
Showa Shell Sekiyu KK	9,300	82,999
Shuei Yobiko Co., Ltd.	200	631
Siix Corp.	700	11,439
Sinanen Co., Ltd.	2,000	7,646
Sinfonia Technology Co., Ltd.	7,000	11,037
Sintokogio Ltd.	2,600	19,838
SK Japan Co., Ltd.	200	558
SKY Perfect JSAT Holdings, Inc.	9,000	48,032
SMC Corp.	26,200	6,893,913
SMK Corp.	3,000	11,279
SNT Corp.	1,200	4,539
Soda Nikka Co., Ltd.	1,000	4,289
SoftBank Corp.	47,606	3,590,417
Softbank Technology Corp.	200	2,948
Softbrain Co., Ltd.*	2,000	2,572
Sogo Medical Co., Ltd.	200	8,034
Sohgo Security Services Co., Ltd.	4,700	98,453
Sojitz Corp.	49,100	83,551
Sony Corp.	56,700	1,080,884
Sony Financial Holdings, Inc.	7,300	119,384
Soshin Electric Co., Ltd.	600	2,182
Sotetsu Holdings, Inc.	15,000	54,865
SPK Corp.	200	3,630
Square Enix Holdings Co., Ltd.	4,000	82,182
SRA Holdings, Inc.	600	8,060
St. Marc Holdings Co., Ltd.	400	19,677
Stanley Electric Co., Ltd.	6,700	148,365
Star Micronics Co., Ltd.	2,300	27,677
Start Today Co., Ltd.	5,200	132,944
Starzen Co., Ltd.	4,000	10,687
Stella Chemifa Corp.	500	7,126
Studio Alice Co., Ltd.	500	6,295
Sugi Holdings Co., Ltd.	2,600	115,831
Sugimoto & Co., Ltd.	600	5,919
Sumco Corp.	4,600	35,651
Sumida Corp.	700	3,876
Suminoe Textile Co., Ltd.	3,000	9,279
Sumiseki Holdings, Inc.*	3,800	4,260
Sumitomo Bakelite Co., Ltd.	12,000	46,093
Sumitomo Chemical Co., Ltd.	58,000	213,617
Sumitomo Corp.	50,580	642,820
Sumitomo Densetsu Co., Ltd.	900	11,168
Sumitomo Electric Industries Ltd.	31,500	467,988
Sumitomo Forestry Co., Ltd.	4,800	48,118
Sumitomo Heavy Industries Ltd.	29,000	118,297
Sumitomo Metal Mining Co., Ltd.	24,000	300,805
Sumitomo Mitsui Construction Co., Ltd.*	7,600	7,936
Sumitomo Mitsui Financial Group, Inc.	73,250	3,122,390
Sumitomo Mitsui Trust Holdings, Inc.	169,410	763,925
Sumitomo Osaka Cement Co., Ltd.	20,000	82,603
Sumitomo Precision Products Co., Ltd.	2,000	7,154
Sumitomo Real Estate Sales Co., Ltd.	880	27,699
Sumitomo Realty & Development Co., Ltd.	21,000	820,663
Sumitomo Rubber Industries Ltd.	6,500	83,024
Sumitomo Seika Chemicals Co., Ltd.	2,000	13,399
Sumitomo Warehouse Co., Ltd.	9,000	43,815
Sun Frontier Fudousan Co., Ltd.	1,000	13,751
Sundrug Co., Ltd.	3,500	159,660
Sun-Wa Technos Corp.	600	5,049
Suruga Bank Ltd.	10,000	175,762
Suzuden Corp.	300	1,883
Suzuken Co., Ltd.	2,900	112,074
Suzuki Motor Corp.	18,000	468,910
SWCC Showa Holdings Co., Ltd.*	15,000	15,081
Sysmex Corp.	6,200	198,924
Systena Corp.	1,000	7,190
T Hasegawa Co., Ltd.	1,600	26,194
T&D Holdings, Inc.	29,700	352,495
T.RAD Co., Ltd.	4,000	11,345
Tac Co., Ltd.	700	2,111
Tachibana Eletech Co., Ltd.	700	9,437
Tachi-S Co., Ltd.	1,600	26,325
Tadano Ltd.	5,000	64,863
Taihei Dengyo Kaisha Ltd.	1,000	6,174
Taihei Kogyo Co., Ltd.	2,000	6,923
Taiheiyo Cement Corp.	47,000	169,129
Taiheiyo Kouhatsu, Inc.	4,000	3,828
Taiho Kogyo Co., Ltd.	800	7,574
Taikisha Ltd.	2,100	45,475
Taiko Pharmaceutical Co., Ltd.	400	6,534
Taisei Corp.	45,000	200,600
Taisei Lamick Co., Ltd.	300	7,680
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	161,721
Taiyo Holdings Co., Ltd.	900	26,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Taiyo Nippon Sanso Corp.	13,000	$102,028
Taiyo Yuden Co., Ltd.	4,700	57,828
Takachiho Koheki Co., Ltd.	500	5,211
Takada Kiko Co., Ltd.	1,000	2,002
Takamatsu Construction Group Co., Ltd.	1,000	17,816
Takano Co., Ltd.	400	2,141
Takaoka Toko Holdings Co., Ltd.	400	7,669
Taka-Q Co., Ltd.	500	1,113
Takara Holdings, Inc.	6,000	45,679
Takara Leben Co., Ltd.	4,400	13,564
Takara Printing Co., Ltd.	700	5,535
Takara Standard Co., Ltd.	5,000	38,438
Takasago International Corp.	4,000	23,079
Takasago Thermal Engineering Co., Ltd.	3,900	39,880
Takashima & Co., Ltd.	2,000	4,699
Takashimaya Co., Ltd.	13,000	121,766
Takata Corp.	1,900	47,673
Take And Give Needs Co., Ltd.	600	11,435
Takeda Pharmaceutical Co., Ltd.	35,600	1,685,346
Takihyo Co., Ltd.	1,000	4,015
Takiron Co., Ltd.	3,000	12,330
Takuma Co., Ltd.	4,000	28,545
Tamron Co., Ltd.	1,200	28,402
Tamura Corp.	3,000	7,659
Tanaka Co., Ltd.	300	1,664
Tanseisha Co., Ltd.	1,300	5,830
TASAKI & Co., Ltd.*	200	1,333
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	10,318
Taya Co., Ltd.	200	1,434
Tayca Corp.	2,000	5,634
TBK Co., Ltd.	1,000	5,038
TDC Software Engineering, Inc.	200	1,619
TDK Corp.	4,600	191,743
Teac Corp.*	6,000	4,176
Tecmo Koei Holdings Co., Ltd.	2,400	32,445
Teijin Ltd.	27,000	66,846
Teikoku Electric Manufacturing Co., Ltd.	400	13,079
Teikoku Sen-I Co., Ltd.	1,000	15,227
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,424
Tekken Corp.	8,000	21,594
Temp Holdings Co., Ltd.	1,700	45,026
Ten Allied Co., Ltd.*	800	2,347
Tenma Corp.	1,100	15,169
Terumo Corp.	14,200	309,574
T-Gaia Corp.	2,000	18,016
THK Co., Ltd.	5,300	118,710
Tigers Polymer Corp.	600	2,461
Titan Kogyo KK	1,000	2,294
TKC Corp.	900	17,842
Toa Corp.	11,000	22,426
TOA Corp.	1,000	10,136
Toa Road Corp.	2,000	7,906
Toabo Corp.	4,000	2,746
Toagosei Co., Ltd.	13,000	55,569
Tobishima Corp.*	8,000	11,833
Tobu Railway Co., Ltd.	47,000	227,029
Tobu Store Co., Ltd.	1,000	2,553
TOC Co., Ltd.	4,700	33,738
Tocalo Co., Ltd.	600	9,522
Tochigi Bank Ltd.	6,000	25,438
Toda Corp.	14,000	46,203
Toda Kogyo Corp.	1,000	2,508
Toei Co., Ltd.	5,000	30,014
Toenec Corp.	1,000	5,483
Toho Bank Ltd.	10,000	32,491
Toho Co., Ltd. (Frankfurt Stock Exchange)	2,000	6,835
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	108,756
Toho Gas Co., Ltd.	11,000	59,848
Toho Holdings Co., Ltd.	3,700	78,192
Toho Titanium Co., Ltd.*	2,100	12,551
Toho Zinc Co., Ltd.	7,000	21,192
Tohoku Bank Ltd.	6,000	8,997
Tohoku Electric Power Co., Inc.	21,400	220,125
Tohto Suisan Co., Ltd.	2,000	4,253
Tokai Carbon Co., Ltd.	12,000	40,629
TOKAI Holdings Corp.	2,000	6,810
Tokai Rika Co., Ltd.	2,900	48,628
Tokai Rubber Industries Ltd.	2,000	20,439
Tokai Senko KK	1,000	1,132
Tokai Tokyo Financial Holdings, Inc.	9,600	80,327
Token Corp.	520	23,669
Tokio Marine Holdings, Inc.	97,100	2,911,089
Toko, Inc.	5,000	15,711
Tokushu Tokai Paper Co., Ltd.	8,000	17,864
Tokuyama Corp.	11,000	35,934
Tokyo Broadcasting System Holdings, Inc.	3,700	42,972
Tokyo Dome Corp.	9,000	46,621
Tokyo Electric Power Co., Inc.*	79,000	319,447
Tokyo Electron Ltd.	7,200	442,046
Tokyo Energy & Systems, Inc.	1,000	4,852
Tokyo Gas Co., Ltd.	107,000	542,526
Tokyo Individualized Educational Institute, Inc.	900	3,988
Tokyo Keiki, Inc.	4,000	11,638
Tokyo Kikai Seisakusho Ltd.*	3,000	2,697
Tokyo Ohka Kogyo Co., Ltd.	2,300	50,936
Tokyo Rakutenchi Co., Ltd.	2,000	9,523
Tokyo Rope Manufacturing Co., Ltd.*	8,000	12,369
Tokyo Sangyo Co., Ltd.	1,000	3,889
Tokyo Seimitsu Co., Ltd.	2,300	40,409
Tokyo Steel Manufacturing Co., Ltd.	7,100	38,013
Tokyo Tatemono Co., Ltd.	17,000	145,466
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,195
Tokyo Tekko Co., Ltd.	2,000	8,142
Tokyo Theatres Co., Inc.	4,000	5,680
Tokyo Tomin Bank Ltd.	2,300	23,911
Tokyotokeiba Co., Ltd.	8,000	23,811
Tokyu Construction Co., Ltd.	4,940	20,864
Tokyu Corp.	53,000	325,717
Tokyu Fudosan Holdings Corp.	22,174	165,041
Toli Corp.	3,000	5,950
Tomato Bank Ltd.	4,000	6,972
Tomen Devices Corp.	100	1,693
Tomen Electronics Corp.	500	7,963
Tomoe Corp.	1,800	7,900
Tomoe Engineering Co., Ltd.	400	6,630
Tomoegawa Co., Ltd.	2,000	3,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tomoku Co., Ltd.	4,000	$11,329
TOMONY Holdings, Inc.	9,400	39,023
Tomy Co., Ltd.	3,700	17,116
Tonami Holdings Co., Ltd.	2,000	3,735
TonenGeneral Sekiyu KK	12,000	105,781
Top Culture Co., Ltd.	400	1,828
Topcon Corp.	2,800	45,782
Toppan Forms Co., Ltd.	2,600	24,159
Toppan Printing Co., Ltd.	27,000	193,074
Topre Corp.	2,500	26,690
Topy Industries Ltd.	10,000	17,617
Toray Industries, Inc.	75,000	495,019
Torigoe Co., Ltd.	1,200	8,327
Torii Pharmaceutical Co., Ltd.	800	25,918
Torishima Pump Manufacturing Co., Ltd.	1,500	18,632
Tose Co., Ltd.	300	2,085
Toshiba Corp.	181,000	765,039
Toshiba Machine Co., Ltd.	7,000	33,042
Toshiba Plant Systems & Services Corp.	2,000	29,747
Toshiba TEC Corp.	7,000	39,763
Tosho Printing Co., Ltd.	1,000	4,362
Tosoh Corp.	20,000	76,998
Totetsu Kogyo Co., Ltd.	1,000	18,507
TOTO Ltd.	13,000	179,933
Totoku Electric Co., Ltd.*	1,000	1,422
Tottori Bank Ltd.	3,000	5,404
Toukei Computer Co., Ltd.	200	2,703
Tow Co., Ltd.	300	2,053
Towa Bank Ltd.	13,000	12,690
Towa Corp.	1,200	6,300
Towa Pharmaceutical Co., Ltd.	600	25,869
Toyo Construction Co., Ltd.	3,600	12,639
Toyo Corp.	1,600	16,499
Toyo Electric Manufacturing Co., Ltd.	2,000	6,766
Toyo Engineering Corp.	8,000	36,906
Toyo Ink SC Holdings Co., Ltd.	11,000	44,351
Toyo Kanetsu KK	6,000	15,258
Toyo Kohan Co., Ltd.	3,000	14,664
Toyo Logistics Co., Ltd.	1,000	2,582
Toyo Machinery & Metal Co., Ltd.	1,000	5,573
Toyo Securities Co., Ltd.	4,000	13,646
Toyo Seikan Group Holdings Ltd.	7,600	123,202
Toyo Shutter Co., Ltd.	200	1,190
Toyo Sugar Refining Co., Ltd.	2,000	1,935
Toyo Suisan Kaisha Ltd.	5,000	166,676
Toyo Tanso Co., Ltd.	700	15,492
Toyo Tire & Rubber Co., Ltd.	10,000	70,676
Toyo Wharf & Warehouse Co., Ltd.	3,000	7,128
Toyobo Co., Ltd.	40,000	62,652
Toyoda Gosei Co., Ltd.	2,400	45,969
Toyota Boshoku Corp.	1,800	18,227
Toyota Industries Corp.	8,400	402,808
Toyota Motor Corp.	212,740	11,972,746
Toyota Tsusho Corp.	9,300	235,696
TPR Co., Ltd.	1,500	22,923
Transcosmos, Inc.	1,600	32,992
Trend Micro, Inc.	3,000	92,742
Trusco Nakayama Corp.	1,500	34,787
TS Tech Co., Ltd.	2,300	69,585
TSI Holdings Co., Ltd.	4,825	32,046
Tsubakimoto Chain Co.	6,000	42,825
Tsubakimoto Kogyo Co., Ltd.	1,000	2,757
Tsudakoma Corp.*	3,000	4,611
Tsugami Corp.	3,000	17,887
Tsukamoto Corp. Co., Ltd.	2,000	2,648
Tsukishima Kikai Co., Ltd.	2,000	22,340
Tsukuba Bank Ltd.	5,400	20,772
Tsumura & Co.	2,700	65,031
Tsuruha Holdings, Inc.	400	39,311
Tsutsumi Jewelry Co., Ltd.	500	12,001
TV Asahi Corp.	3,000	54,279
Tv Tokyo Holdings Corp.	500	8,458
TYK Corp.	1,000	2,126
UACJ Corp.	12,266	50,497
Ube Industries Ltd.	45,000	82,651
Uchida Yoko Co., Ltd.	2,000	5,630
Ueki Corp.	1,000	2,023
UKC Holdings Corp.	700	12,069
Ulvac, Inc.*	2,200	44,835
Unicafe, Inc.	300	1,861
Unicharm Corp.	4,900	262,340
Uniden Corp.	3,000	7,481
Union Tool Co.	800	18,254
Unipres Corp.	1,600	28,796
United Arrows Ltd.	1,100	40,638
Unitika Ltd.*	29,000	15,986
UNY Group Holdings Co., Ltd.	7,900	46,955
U-Shin Ltd.	1,400	8,477
Ushio, Inc.	6,300	81,660
USS Co., Ltd.	9,100	127,544
Utoc Corp.	900	3,125
Valor Co., Ltd.	2,400	30,107
Vital KSK Holdings, Inc.	2,300	17,347
Wacoal Holdings Corp.	6,000	61,129
Wacom Co., Ltd.	8,000	56,070
Wakachiku Construction Co., Ltd.	7,000	9,476
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,683
Warabeya Nichiyo Co., Ltd.	700	13,204
Watabe Wedding Corp.	300	1,975
WATAMI Co., Ltd.	1,400	20,422
Weathernews, Inc.	300	7,982
West Japan Railway Co.	7,300	297,588
Wood One Co., Ltd.	2,000	6,267
Xebio Co., Ltd.	1,400	24,311
Y.A.C. Co., Ltd.	500	2,800
Yachiyo Bank Ltd.	600	16,392
Yahagi Construction Co., Ltd.	1,700	16,644
Yahoo! Japan Corp.	63,900	312,650
Yaizu Suisankagaku Industry Co., Ltd.	600	5,508
Yakult Honsha Co., Ltd.	6,200	310,776
YAMABIKO Corp.	500	20,343
Yamada Denki Co., Ltd.	36,800	122,488
Yamada SxL Home Co., Ltd.*	6,000	6,613
Yamagata Bank Ltd.	7,000	29,746
Yamaguchi Financial Group, Inc.	5,000	44,949
Yamaha Corp.	7,600	97,704
Yamaha Motor Co., Ltd.	12,700	201,974
Yamaichi Electronics Co., Ltd.	1,200	4,815
Yamanashi Chuo Bank Ltd.	7,000	31,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yamashita Medical Instruments Co., Ltd.	100	$1,676
Yamatane Corp.	6,000	9,417
Yamato Corp.	1,000	3,386
Yamato Holdings Co., Ltd.	16,500	355,236
Yamato International, Inc.	700	2,907
Yamato Kogyo Co., Ltd.	1,300	40,665
Yamaura Corp.	500	1,419
Yamaya Corp.	110	2,161
Yamazaki Baking Co., Ltd.	6,000	70,948
Yamazawa Co., Ltd.	300	4,421
Yamazen Corp.	4,700	31,112
Yaoko Co., Ltd.	500	23,733
Yaskawa Electric Corp.	9,000	124,138
Yasuda Warehouse Co., Ltd.	1,000	10,668
Yellow Hat Ltd.	1,100	21,961
Yodogawa Steel Works Ltd.	9,000	37,166
Yokogawa Bridge Holdings Corp.	2,000	21,997
Yokogawa Electric Corp.	7,200	116,078
Yokohama Reito Co., Ltd.	2,600	21,681
Yokohama Rubber Co., Ltd.	10,000	93,819
Yokowo Co., Ltd.	1,000	5,424
Yomeishu Seizo Co., Ltd.	1,000	9,534
Yomiuri Land Co., Ltd.	2,000	9,161
Yondenko Corp.	1,000	3,503
Yondoshi Holdings, Inc.	900	15,447
Yonekyu Corp.	1,000	7,781
Yorozu Corp.	700	11,476
Yoshinoya Holdings Co., Ltd.	3,000	38,214
Yuasa Trading Co., Ltd.	12,000	24,680
Yuken Kogyo Co., Ltd.	2,000	4,350
Yurtec Corp.	2,000	7,678
Yusen Logistics Co., Ltd.	900	11,340
Yushin Precision Equipment Co., Ltd.	600	17,576
Yushiro Chemical Industry Co., Ltd.	600	5,876
Zappallas, Inc.	1,000	7,333
Zenkoku Hosho Co., Ltd.	2,400	63,240
Zenrin Co., Ltd.	1,700	17,154
Zensho Holdings Co., Ltd.	4,600	45,009
Zeon Corp.	7,000	63,205
ZERIA Pharmaceutical Co., Ltd.	1,100	22,452
Zuken, Inc.	800	6,387

		185,173,170

Malaysia (0.4%)
Genting Bhd	1,084,000	3,318,876
Sime Darby Bhd	527,600	1,504,116

		4,822,992

Mexico (0.0%)
Fresnillo plc	9,383	132,103

Netherlands (3.5%)
ASML Holding N.V.	38,191	3,535,767
Heineken N.V.	88,904	6,195,149
ING Groep N.V. (CVA)*	414,856	5,896,182
Koninklijke Philips N.V.	97,333	3,424,135
Royal Dutch Shell plc (BATS Europe Exchange), Class A	138,149	5,047,438
Royal Dutch Shell plc (Euro Comp Exchange), Class A	225,408	8,239,398
Royal Dutch Shell plc, Class B	154,970	6,045,901
Unilever N.V. (CVA)	168,809	6,940,979

		45,324,949

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	72,767
Telecom Corp. of New Zealand Ltd.	15,442	32,797

		105,564

Singapore (0.4%)
DBS Group Holdings Ltd.	63,054	811,786
Singapore Telecommunications Ltd. (CDI)	4,529	13,203
United Overseas Bank Ltd.	276,049	4,761,623

		5,586,612

Spain (4.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,550,651	18,657,090
Banco Santander S.A.	1,856,821	17,731,225
Iberdrola S.A.	573,762	4,016,555
Inditex S.A.	22,757	3,420,484
Repsol S.A.	87,635	2,239,368
Telefonica S.A.	418,714	6,630,038

		52,694,760

Sweden (1.8%)
Atlas Copco AB, Class A	263,067	7,613,147
Investor AB, Class B	155,103	5,619,419
Sandvik AB	244,802	3,468,487
Volvo AB, Class B	414,199	6,572,779

		23,273,832

Switzerland (5.3%)
ABB Ltd. (Registered)*	241,912	6,263,551
Cie Financiere Richemont S.A. (Registered), Class A	80,001	7,660,257
Coca-Cola HBC AG (CDI)	1,288	32,092
Glencore Xstrata plc*	1,369,670	7,064,936
Holcim Ltd. (Registered)*	73,111	6,071,153
Nestle S.A. (Registered)	97,690	7,360,830
Novartis AG (Registered)	112,002	9,512,936
Roche Holding AG	38,633	11,612,559
Syngenta AG (Registered)	15,351	5,822,700
UBS AG (Registered)*	320,351	6,613,959
Wolseley plc	15,071	859,386

		68,874,359

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	171,123	3,425,882

United Kingdom (14.0%)
Aberdeen Asset Management plc	54,586	355,878
Admiral Group plc	11,094	264,373
Aggreko plc	14,289	358,250
Anglo American plc	154,168	3,931,918
Antofagasta plc	19,867	277,184
ARM Holdings plc	81,748	1,378,483
Ashtead Group plc	16,062	255,413
Associated British Foods plc	21,135	980,079
AstraZeneca plc	71,377	4,624,732
Aviva plc	170,872	1,360,933
Babcock International Group plc	22,082	496,403
BAE Systems plc	182,776	1,269,758
Barclays plc	924,547	3,606,312
BG Group plc	607,502	11,330,105
BHP Billiton plc	121,325	3,745,017
BP plc	1,091,952	8,744,703
British American Tobacco plc	110,008	6,124,587
British Land Co. plc (REIT)	57,094	623,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
British Sky Broadcasting Group plc	57,324	$873,684
BT Group plc	454,186	2,890,640
Bunzl plc	19,773	527,066
Burberry Group plc	25,631	597,384
Capita plc	38,733	708,936
Centrica plc	296,716	1,633,974
Compass Group plc	103,065	1,575,252
Diageo plc	433,518	13,455,011
easyJet plc	13,563	388,224
G4S plc	77,958	314,422
GKN plc	93,683	609,866
GlaxoSmithKline plc	282,499	7,525,673
Hammerson plc (REIT)	39,298	363,338
Hargreaves Lansdown plc	13,216	321,455
HSBC Holdings plc	1,069,590	10,829,749
IMI plc	16,642	404,929
Imperial Tobacco Group plc	54,827	2,217,215
InterContinental Hotels Group plc	14,670	472,168
International Consolidated Airlines Group S.A.*	99,157	690,470
Intertek Group plc	9,376	481,176
ITV plc	225,556	721,395
J Sainsbury plc	83,239	439,126
Johnson Matthey plc	11,789	643,392
Kingfisher plc	135,961	957,143
Land Securities Group plc (REIT)	45,197	770,219
Legal & General Group plc	339,056	1,158,707
Lloyds Banking Group plc*	10,642,877	13,358,342
London Stock Exchange Group plc	6,673	219,406
Marks & Spencer Group plc	92,510	696,950
Meggitt plc	40,494	324,619
Melrose Industries plc	48,628	240,982
National Grid plc	209,358	2,875,360
Next plc	12,186	1,343,474
Old Mutual plc	278,821	936,204
Pearson plc	267,896	4,750,592
Persimmon plc*	15,779	354,193
Petrofac Ltd.	14,774	355,240
Prudential plc	148,285	3,141,298
Randgold Resources Ltd.	5,362	402,148
Reckitt Benckiser Group plc	82,922	6,757,962
Reed Elsevier plc	66,717	1,020,275
Resolution Ltd.	77,297	385,415
Rexam plc	46,333	376,530
Rio Tinto plc	71,607	3,993,494
Rolls-Royce Holdings plc*	652,256	11,700,386
Royal Bank of Scotland Group plc*	119,754	622,086
Royal Mail plc*	3,619	34,002
RSA Insurance Group plc	189,653	283,116
SABMiller plc	54,753	2,734,820
Sage Group plc	64,207	447,441
Schroders plc	7,268	315,262
Severn Trent plc	17,177	521,959
Smith & Nephew plc	51,046	773,399
Smiths Group plc	22,351	474,520
Sports Direct International plc*	2,997	42,602
SSE plc	54,369	1,333,135
St. James’s Place plc	29,603	407,693
Standard Chartered plc	112,832	2,359,793
Standard Life plc	136,744	861,729
Tesco plc	458,572	2,260,053
Travis Perkins plc	11,004	346,887
TUI Travel plc	32,227	235,516
Tullow Oil plc	52,841	660,126
Unilever plc	69,252	2,957,745
United Utilities Group plc	43,699	574,726
Vodafone Group plc	1,525,318	5,615,546
Weir Group plc	12,612	534,052
Whitbread plc	10,688	741,441
William Hill plc	41,036	233,463
WM Morrison Supermarkets plc	126,013	447,895
WPP plc	72,157	1,492,775

		181,842,604

United States (0.6%)
Carnival plc	10,672	407,223
Freeport-McMoRan Copper & Gold, Inc.	203,240	6,721,147
News Corp. (CDI), Class B	2,956	49,282
ResMed, Inc. (CDI)	31,374	139,020
Sims Metal Management Ltd.*	6,032	54,978
Twenty-First Century Fox, Inc. (CDI), Class B	13,058	407,899

		7,779,549

Total Common Stocks (79.3%) (Cost $893,744,960)		1,032,711,246

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Mermaid Marine Australia Ltd.,expiring 6/23/22(b)*	5,234	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	1,550,651	363,163

United Kingdom (0.0%)
RSA Insurance Group plc,expiring 4/9/14*	71,119	39,720

Total Rights (0.0%) (Cost $—)		402,883

Total Investments (79.3%) (Cost $893,744,960)		1,033,114,129
Other Assets Less Liabilities (20.7%)		270,094,529

Net Assets (100%)		$1,303,208,658

*	Non-income producing.

†	Securities (totaling $44,470 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.9%
Consumer Staples	9.8
Energy	5.4
Financials	19.4
Health Care	7.3
Industrials	12.3
Information Technology	3.3
Materials	7.6
Telecommunication Services	3.0
Utilities	2.3
Cash and Other	20.7

100.0%

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,488	June-14	$101,617,402	$106,255,389	$4,637,987
FTSE 100 Index	597	June-14	64,700,932	65,126,705	425,773
SPI 200 Index	219	June-14	27,232,278	27,383,037	150,759
TOPIX Index	573	June-14	67,979,178	66,784,770	(1,194,408)

					$4,020,111

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Depreciation
European Union Euro vs. U.S. Dollar,expiring 6/13/14	Deutsche Bank AG	15,850	$21,833,296	22,009,548	$(176,252)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$—	$115,326,766	$—	(b)	$115,326,766
Consumer Staples	—	128,250,939	44,470		128,295,409
Energy	—	70,776,230	—		70,776,230
Financials	7,882,390	244,689,540	—		252,571,930
Health Care	—	94,552,966	—		94,552,966
Industrials	—	160,868,870	—	(b)	160,868,870
Information Technology	3,425,882	39,290,588	—		42,716,470
Materials	10,488,978	88,466,655	—		98,955,633
Telecommunication Services	—	38,932,518	—		38,932,518
Utilities	—	29,714,454	—		29,714,454
Futures	5,214,519	—	—		5,214,519
Rights
Financials	—	402,883	—		402,883
Industrials	—	— (b)	—		—

Total Assets	$27,011,769	$1,011,272,409	$44,470		$1,038,328,648

Liabilities:
Forward Currency Contracts	$—	$(176,252)	$—		$(176,252)
Futures	(1,194,408)	—	—		(1,194,408)

Total Liabilities	$(1,194,408)	$(176,252)	$—		$(1,370,660)

Total	$25,817,361	$1,011,096,157	$44,470		$1,036,957,988

(a)	A security with a market value of $44,470 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,898,090
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,454,442

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,348,791
Aggregate gross unrealized depreciation	(58,863,782)

Net unrealized appreciation	$134,485,009

Federal income tax cost of investments	$898,629,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.0%)
Johnson Controls, Inc.	16,311	$771,837

Automobiles (1.8%)
General Motors Co.	40,197	1,383,581

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	29,537	1,118,271

Household Durables (0.6%)
Newell Rubbermaid, Inc.	14,625	437,287

Media (6.8%)
Comcast Corp., Class A	21,038	1,052,321
Time Warner Cable, Inc.	6,884	944,347
Time Warner, Inc.	7,497	489,779
Twenty-First Century Fox, Inc., Class B	30,399	946,017
Viacom, Inc., Class B	20,231	1,719,432

		5,151,896

Multiline Retail (1.8%)
Kohl’s Corp.	14,224	807,923
Target Corp.	8,682	525,348

		1,333,271

Total Consumer Discretionary		10,196,143

Consumer Staples (4.9%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp.	16,742	1,253,306

Food Products (3.2%)
ConAgra Foods, Inc.	37,494	1,163,439
Mondelez International, Inc., Class A	18,717	646,672
Tyson Foods, Inc., Class A	844	37,145
Unilever N.V. (N.Y. Shares)	14,467	594,883

		2,442,139

Total Consumer Staples		3,695,445

Energy (15.8%)
Energy Equipment & Services (5.3%)
Halliburton Co.	29,953	1,763,932
Noble Corp. plc	7,630	249,806
Weatherford International Ltd.*	114,850	1,993,796

		4,007,534

Oil, Gas & Consumable Fuels (10.5%)
BP plc (ADR)	30,213	1,453,245
Chevron Corp.	8,028	954,610
Murphy Oil Corp.	14,662	921,653
Occidental Petroleum Corp.	8,897	847,795
QEP Resources, Inc.	26,804	789,110
Royal Dutch Shell plc (ADR)	19,634	1,434,460
Suncor Energy, Inc.	43,796	1,531,108

		7,931,981

Total Energy		11,939,515

Financials (23.8%)
Banks (9.3%)
Citigroup, Inc.	62,067	2,954,389
Fifth Third Bancorp	36,351	834,256
PNC Financial Services Group, Inc.	13,621	1,185,027
U.S. Bancorp/Minnesota	9,015	386,383
Wells Fargo & Co.	33,750	1,678,725

		7,038,780

Capital Markets (5.4%)
Bank of New York Mellon Corp.	46,822	1,652,348
Goldman Sachs Group, Inc.	4,199	688,006
Morgan Stanley	37,141	1,157,685
State Street Corp.	8,007	556,887

		4,054,926

Diversified Financial Services (5.1%)
Bank of America Corp.	76,727	1,319,705
JPMorgan Chase & Co.	41,527	2,521,104

		3,840,809

Insurance (4.0%)
Aflac, Inc.	7,079	446,260
Allstate Corp.	24,966	1,412,576
MetLife, Inc.	17,917	946,018
Travelers Cos., Inc.	3,072	261,427

		3,066,281

Total Financials		18,000,796

Health Care (14.6%)
Health Care Providers & Services (4.6%)
Cardinal Health, Inc.	6,470	452,771
Express Scripts Holding Co.*	7,791	585,026
UnitedHealth Group, Inc.	18,487	1,515,749
WellPoint, Inc.	9,091	905,009

		3,458,555

Pharmaceuticals (10.0%)
Bristol-Myers Squibb Co.	19,736	1,025,285
GlaxoSmithKline plc (ADR)	12,553	670,707
Merck & Co., Inc.	30,000	1,703,100
Novartis AG (ADR)	13,019	1,106,876
Pfizer, Inc.	40,236	1,292,380
Roche Holding AG (ADR)	19,188	723,771
Sanofi S.A. (ADR)	19,456	1,017,160

		7,539,279

Total Health Care		10,997,834

Industrials (6.4%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	6,221	577,060
Textron, Inc.	23,324	916,400

		1,493,460

Electrical Equipment (1.1%)
Emerson Electric Co.	12,707	848,828

Industrial Conglomerates (2.0%)
General Electric Co.	58,619	1,517,646

Machinery (1.3%)
Ingersoll-Rand plc	17,219	985,615

Total Industrials		4,845,549

Information Technology (10.0%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	51,603	1,156,423

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	42,314	880,978

Internet Software & Services (2.0%)
eBay, Inc.*	19,372	1,070,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	12,484	$448,176

		1,518,285

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	27,373	706,497

Software (2.4%)
Autodesk, Inc.*	9,185	451,718
Microsoft Corp.	33,923	1,390,504

		1,842,222

Technology Hardware, Storage & Peripherals (2.0%)
Hewlett-Packard Co.	45,437	1,470,341

Total Information Technology		7,574,746

Materials (2.1%)
Metals & Mining (1.1%)
Alcoa, Inc.	67,142	864,118

Paper & Forest Products (1.0%)
International Paper Co.	15,996	733,896

Total Materials		1,598,014

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	7,963	279,262
Verizon Communications, Inc.	16,498	784,810
Vivendi S.A.	7,820	218,154

		1,282,226

Wireless Telecommunication Services (0.3%)
Vodafone Group plc (ADR)	5,673	208,823

Total Telecommunication Services		1,491,049

Utilities (2.5%)
Electric Utilities (1.7%)
FirstEnergy Corp.	10,360	352,551
PPL Corp.	26,728	885,766

		1,238,317

Multi-Utilities (0.8%)
PG&E Corp.	13,976	603,763

Total Utilities		1,842,080

Total Investments (95.6%) (Cost $52,153,011)		72,181,171
Other Assets Less Liabilities (4.4%)		3,345,664

Net Assets (100%)		$75,526,835

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/28/14	Barclays Bank plc	295	$486,344	$491,695	$(5,351)
British Pound vs. U.S. Dollar, expiring 4/28/14	CIBC World Markets, Inc.	295	486,469	491,695	(5,226)
British Pound vs. U.S. Dollar, expiring 4/28/14	Citibank N.A.	292	481,802	487,023	(5,221)
British Pound vs. U.S. Dollar, expiring 4/28/14	Goldman Sachs & Co.	295	486,402	491,695	(5,293)
Canadian Dollar vs. U.S. Dollar, expiring 4/28/14	Barclays Bank plc	443	394,218	400,235	(6,017)
Canadian Dollar vs. U.S. Dollar, expiring 4/28/14	CIBC World Markets, Inc.	451	401,672	407,824	(6,152)
Canadian Dollar vs. U.S. Dollar, expiring 4/28/14	Goldman Sachs & Co.	443	394,276	400,235	(5,959)
European Union Euro vs. U.S. Dollar, expiring 4/28/14	Barclays Bank plc	486	670,611	670,028	583
European Union Euro vs. U.S. Dollar, expiring 4/28/14	CIBC World Markets, Inc.	486	670,477	670,028	449
European Union Euro vs. U.S. Dollar, expiring 4/28/14	Citibank N.A.	486	670,671	670,027	644
European Union Euro vs. U.S. Dollar, expiring 4/28/14	Goldman Sachs & Co.	486	669,766	669,170	596
Swiss Franc vs. U.S. Dollar,expiring 4/28/14	Barclays Bank plc	453	512,487	512,441	46
Swiss Franc vs. U.S. Dollar,expiring 4/28/14	Citibank N.A.	443	501,125	501,091	34
Swiss Franc vs. U.S. Dollar,expiring 4/28/14	Goldman Sachs & Co.	443	501,133	501,091	42

					$(36,825)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,196,143	$—	$—	$10,196,143
Consumer Staples	3,695,445	—	—	3,695,445
Energy	11,939,515	—	—	11,939,515
Financials	18,000,796	—	—	18,000,796
Health Care	10,997,834	—	—	10,997,834
Industrials	4,845,549	—	—	4,845,549
Information Technology	7,574,746	—	—	7,574,746
Materials	1,598,014	—	—	1,598,014
Telecommunication Services	1,272,895	218,154	—	1,491,049
Utilities	1,842,080	—	—	1,842,080
Forward Currency Contracts	—	2,394	—	2,394

Total Assets	$71,963,017	$220,548	$—	$72,183,565

Liabilities:
Forward Currency Contracts	$—	$(39,219)	$—	$(39,219)

Total Liabilities	$—	$(39,219)	$—	$(39,219)

Total	$71,963,017	$181,329	$—	$72,144,346

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,004,861
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,298,106

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,843,067
Aggregate gross unrealized depreciation	(321,817)

Net unrealized appreciation	$19,521,250

Federal income tax cost of investments	$52,659,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.8%)
TRW Automotive Holdings Corp.*	14,540	$1,186,755

Automobiles (3.1%)
Ford Motor Co.	50,400	786,240
General Motors Co.	105,530	3,632,343

		4,418,583

Hotels, Restaurants & Leisure (0.6%)
Royal Caribbean Cruises Ltd.	15,418	841,206

Household Durables (1.3%)
Lennar Corp., Class A	11,040	437,405
Mohawk Industries, Inc.*	5,600	761,488
Toll Brothers, Inc.*	16,900	606,710

		1,805,603

Media (2.0%)
Comcast Corp., Class A	23,100	1,155,462
Time Warner, Inc.	24,919	1,627,958

		2,783,420

Multiline Retail (0.4%)
Kohl’s Corp.	9,400	533,920

Specialty Retail (1.5%)
Best Buy Co., Inc.	54,700	1,444,627
Express, Inc.*	17,100	271,548
Lowe’s Cos., Inc.	7,000	342,300

		2,058,475

Textiles, Apparel & Luxury Goods (0.4%)
PVH Corp.	4,700	586,419

Total Consumer Discretionary		14,214,381

Consumer Staples (3.6%)
Beverages (1.1%)
Molson Coors Brewing Co., Class B	26,600	1,565,676

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	22,068	1,652,011
Kroger Co.	19,600	855,540

		2,507,551

Food Products (0.7%)
Archer-Daniels-Midland Co.	12,273	532,525
Kellogg Co.	8,800	551,848

		1,084,373

Total Consumer Staples		5,157,600

Energy (14.5%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A	7,749	408,992
Halliburton Co.	6,000	353,340
National Oilwell Varco, Inc.	9,200	716,404
Rowan Cos., plc, Class A*	26,900	905,992

		2,384,728

Oil, Gas & Consumable Fuels (12.8%)
Apache Corp.	11,300	937,335
Cabot Oil & Gas Corp.	4,200	142,296
Cheniere Energy, Inc.*	5,300	293,355
Chevron Corp.	44,674	5,312,185
ConocoPhillips Co.	26,000	1,829,100
EOG Resources, Inc.	1,500	294,255
Exxon Mobil Corp.	49,935	4,877,651
Marathon Oil Corp.	43,600	1,548,672
Marathon Petroleum Corp.	5,401	470,103
Occidental Petroleum Corp.	17,500	1,667,575
SM Energy Co.	2,800	199,612
Tesoro Corp.	9,300	470,487

		18,042,626

Total Energy		20,427,354

Financials (29.2%)
Banks (11.5%)
Citigroup, Inc.	110,055	5,238,618
Commerce Bancshares, Inc./Missouri	7,700	357,434
East West Bancorp, Inc.	12,771	466,141
First Niagara Financial Group, Inc.	65,100	615,195
Huntington Bancshares, Inc./Ohio	85,150	848,946
PNC Financial Services Group, Inc.	18,900	1,644,300
SunTrust Banks, Inc.	15,794	628,443
Wells Fargo & Co.	128,723	6,402,682

		16,201,759

Capital Markets (5.3%)
Charles Schwab Corp.	43,700	1,194,321
Goldman Sachs Group, Inc.	7,001	1,147,114
Invesco Ltd.	13,938	515,706
Morgan Stanley	67,466	2,102,915
State Street Corp.	37,486	2,607,151

		7,567,207

Consumer Finance (0.7%)
Capital One Financial Corp.	13,300	1,026,228

Diversified Financial Services (2.6%)
Bank of America Corp.	216,831	3,729,493

Insurance (7.8%)
ACE Ltd.	21,688	2,148,413
MetLife, Inc.	75,758	4,000,023
Prudential Financial, Inc.	21,828	1,847,740
Travelers Cos., Inc.	35,400	3,012,540

		11,008,716

Real Estate Investment Trusts (REITs) (1.3%)
AvalonBay Communities, Inc. (REIT)	6,900	906,108
Highwoods Properties, Inc. (REIT)	10,900	418,669
Liberty Property Trust (REIT)	7,380	272,765
Mack-Cali Realty Corp. (REIT)	9,700	201,663

		1,799,205

Total Financials		41,332,608

Health Care (15.1%)
Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	29,000	1,116,790
CareFusion Corp.*	16,900	679,718

		1,796,508

Health Care Providers & Services (6.4%)
Aetna, Inc.	18,800	1,409,436
Cigna Corp.	15,925	1,333,400
Humana, Inc.	16,824	1,896,402
UnitedHealth Group, Inc.	53,890	4,418,441

		9,057,679

Pharmaceuticals (7.4%)
Bristol-Myers Squibb Co.	19,518	1,013,960
Johnson & Johnson	77,998	7,661,743
Merck & Co., Inc.	32,666	1,854,449

		10,530,152

Total Health Care		21,384,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.5%)
Aerospace & Defense (2.5%)
Honeywell International, Inc.	6,900	$640,044
L-3 Communications Holdings, Inc.	7,100	838,865
Northrop Grumman Corp.	4,000	493,520
United Technologies Corp.	13,085	1,528,851

		3,501,280

Airlines (0.2%)
United Continental Holdings, Inc.*	7,500	334,725

Building Products (0.4%)
Masco Corp.	27,400	608,554

Construction & Engineering (1.6%)
Fluor Corp.	28,165	2,189,265

Electrical Equipment (1.6%)
Eaton Corp. plc	29,300	2,201,016

Machinery (1.8%)
AGCO Corp.	2,308	127,309
Deere & Co.	4,800	435,840
PACCAR, Inc.	29,365	1,980,376

		2,543,525

Road & Rail (2.4%)
CSX Corp.	73,117	2,118,200
Norfolk Southern Corp.	13,200	1,282,644

		3,400,844

Total Industrials		14,779,209

Information Technology (8.0%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	95,153	2,132,379

IT Services (0.5%)
Accenture plc, Class A	8,400	669,648

Semiconductors & Semiconductor Equipment (3.4%)
Applied Materials, Inc.	27,587	563,326
ASML Holding N.V.	3,800	354,768
Freescale Semiconductor Ltd.*	16,000	390,560
KLA-Tencor Corp.	17,733	1,226,060
Lam Research Corp.*	34,200	1,881,000
ON Semiconductor Corp.*	37,900	356,260

		4,771,974

Software (1.3%)
Adobe Systems, Inc.*	8,800	578,512
Citrix Systems, Inc.*	9,900	568,557
Oracle Corp.	16,819	688,065

		1,835,134

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	2,154	1,156,138
Hewlett-Packard Co.	22,000	711,920

		1,868,058

Total Information Technology		11,277,193

Materials (3.1%)
Chemicals (0.3%)
Axiall Corp.	9,547	428,851

Containers & Packaging (0.4%)
Crown Holdings, Inc.*	12,500	559,250

Metals & Mining (2.4%)
Alcoa, Inc.	137,780	1,773,229
Alumina Ltd. (ADR)*	26,200	116,328
Freeport-McMoRan Copper & Gold, Inc.	29,800	985,486
United States Steel Corp.	19,100	527,351

		3,402,394

Total Materials		4,390,495

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	61,800	2,939,826

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,300	142,029

Total Telecommunication Services		3,081,855

Utilities (3.7%)
Electric Utilities (2.4%)
Edison International	15,800	894,438
Exelon Corp.	17,900	600,724
FirstEnergy Corp.	17,400	592,122
NextEra Energy, Inc.	13,540	1,294,695

		3,381,979

Multi-Utilities (1.3%)
CMS Energy Corp.	13,500	395,280
Dominion Resources, Inc.	10,000	709,900
Public Service Enterprise Group, Inc.	19,700	751,358

		1,856,538

Total Utilities		5,238,517

Total Common Stocks (100.0%) (Cost $116,021,420)		141,283,551

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (1.0%)
Federal Farm Credit Bank
0.01%, 4/1/14(p)	$1,436,000	1,436,000

Total Government Securities		1,436,000

Total Short-Term Investments (1.0%) (Cost $1,436,000)		1,436,000

Total Investments (101.0%) (Cost $117,457,420)		142,719,551
Other Assets Less Liabilities (-1.0%)		(1,362,202)

Net Assets (100%)		$141,357,349

*	Non-income producing.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,214,381	$—	$—	$14,214,381
Consumer Staples	5,157,600	—	—	5,157,600
Energy	20,427,354	—	—	20,427,354
Financials	41,332,608	—	—	41,332,608
Health Care	21,384,339	—	—	21,384,339
Industrials	14,779,209	—	—	14,779,209
Information Technology	11,277,193	—	—	11,277,193
Materials	4,390,495	—	—	4,390,495
Telecommunication Services	3,081,855	—	—	3,081,855
Utilities	5,238,517	—	—	5,238,517
Short-Term Investments	—	1,436,000	—	1,436,000

Total Assets	$141,283,551	$1,436,000	$—	$142,719,551

Total Liabilities	$—	$—	$—	$—

Total	$141,283,551	$1,436,000	$—	$142,719,551

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,808,179
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$82,557,637

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,327,153
Aggregate gross unrealized depreciation	(283,294)

Net unrealized appreciation	$25,043,859

Federal income tax cost of investments	$117,675,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.9%)
BorgWarner, Inc.	14,492	$890,823
Delphi Automotive plc	100,058	6,789,936
Goodyear Tire & Rubber Co.	15,549	406,295
Johnson Controls, Inc.	287,915	13,624,138

		21,711,192

Automobiles (0.7%)
Ford Motor Co.	702,511	10,959,172
General Motors Co.	146,627	5,046,901
Harley-Davidson, Inc.	13,921	927,278

		16,933,351

Distributors (0.0%)
Genuine Parts Co.	9,718	844,008

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	274	192,827
H&R Block, Inc.	17,200	519,268

		712,095

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	27,832	1,053,719
Chipotle Mexican Grill, Inc.*	1,965	1,116,218
Darden Restaurants, Inc.	8,218	417,146
International Game Technology	15,659	220,166
Marriott International, Inc., Class A	13,958	781,927
McDonald’s Corp.	62,560	6,132,757
Norwegian Cruise Line Holdings Ltd.*	114,700	3,701,369
Starbucks Corp.	120,736	8,859,608
Starwood Hotels & Resorts Worldwide, Inc.	12,186	970,006
Wyndham Worldwide Corp.	8,067	590,746
Wynn Resorts Ltd.	5,128	1,139,185
Yum! Brands, Inc.	28,042	2,114,086

		27,096,933

Household Durables (1.1%)
D.R. Horton, Inc.	156,383	3,385,692
Garmin Ltd.	7,740	427,713
Harman International Industries, Inc.	4,251	452,306
Leggett & Platt, Inc.	8,884	289,974
Lennar Corp., Class A	88,520	3,507,162
Mohawk Industries, Inc.*	3,842	522,435
Newell Rubbermaid, Inc.	265,047	7,924,905
PulteGroup, Inc.	21,697	416,366
Whirlpool Corp.	56,843	8,495,755

		25,422,308

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	33,157	11,157,994
Expedia, Inc.	6,481	469,873
Netflix, Inc.*	3,782	1,331,377
priceline.com, Inc.*	3,297	3,929,661
TripAdvisor, Inc.*	6,975	631,865

		17,520,770

Leisure Products (0.1%)
Hasbro, Inc.	7,450	414,369
Mattel, Inc.	21,570	865,173

		1,279,542

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	13,466	227,171
CBS Corp. (Non-Voting), Class B	34,899	2,156,758
Charter Communications, Inc., Class A*	34,868	4,295,738
Comcast Corp., Class A	235,413	11,775,358
DIRECTV*	29,964	2,289,849
Discovery Communications, Inc., Class A*	14,069	1,163,506
DreamWorks Animation SKG, Inc., Class A*	63,360	1,682,208
Gannett Co., Inc.	250,086	6,902,374
Interpublic Group of Cos., Inc.	26,822	459,729
News Corp., Class A*	31,336	539,606
Omnicom Group, Inc.	16,341	1,186,357
Scripps Networks Interactive, Inc., Class A	88,402	6,710,596
Sirius XM Holdings, Inc.*	1,525,665	4,882,128
Time Warner Cable, Inc.	17,546	2,406,960
Time Warner, Inc.	193,961	12,671,472
Twenty-First Century Fox, Inc., Class A	122,724	3,923,486
Viacom, Inc., Class B	117,230	9,963,378
Walt Disney Co.	103,042	8,250,573

		81,487,247

Multiline Retail (0.3%)
Dollar General Corp.*	18,551	1,029,209
Dollar Tree, Inc.*	13,101	683,610
Family Dollar Stores, Inc.	6,085	352,991
Kohl’s Corp.	12,672	719,770
Macy’s, Inc.	23,371	1,385,667
Nordstrom, Inc.	9,007	562,487
Target Corp.	39,971	2,418,645

		7,152,379

Specialty Retail (1.5%)
AutoNation, Inc.*	4,066	216,433
AutoZone, Inc.*	2,123	1,140,263
Bed Bath & Beyond, Inc.*	13,521	930,245
Best Buy Co., Inc.	17,215	454,648
CarMax, Inc.*	14,061	658,055
GameStop Corp., Class A	7,356	302,332
Gap, Inc.	16,676	668,040
Home Depot, Inc.	169,045	13,376,531
L Brands, Inc.	15,352	871,533
Lowe’s Cos., Inc.	66,126	3,233,561
O’Reilly Automotive, Inc.*	6,757	1,002,671
PetSmart, Inc.	6,529	449,783
Ross Stores, Inc.	72,943	5,219,072
Staples, Inc.	41,579	471,506
Tiffany & Co.	36,268	3,124,488
TJX Cos., Inc.	44,969	2,727,370
Tractor Supply Co.	8,792	620,979
Urban Outfitters, Inc.*	6,860	250,184

		35,717,694

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	105,256	5,227,013
Fossil Group, Inc.*	3,007	350,646
Lululemon Athletica, Inc.*	30,358	1,596,527
Michael Kors Holdings Ltd.*	11,298	1,053,765
NIKE, Inc., Class B	109,162	8,062,706
PVH Corp.	5,135	640,694
Ralph Lauren Corp.	3,753	603,970
VF Corp.	22,341	1,382,461

		18,917,782

Total Consumer Discretionary		254,795,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.4%)
Beverages (1.0%)
Beam, Inc.	10,464	$871,651
Brown-Forman Corp., Class B	10,201	914,928
Coca-Cola Co.	239,569	9,261,738
Coca-Cola Enterprises, Inc.	14,991	715,970
Constellation Brands, Inc., Class A*	10,614	901,872
Dr. Pepper Snapple Group, Inc.	12,440	677,482
Molson Coors Brewing Co., Class B	9,953	585,834
Monster Beverage Corp.*	8,549	593,728
PepsiCo, Inc.	96,265	8,038,127

		22,561,330

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	27,804	3,105,151
CVS Caremark Corp.	159,867	11,967,643
Kroger Co.	32,775	1,430,629
Safeway, Inc.	14,575	538,400
Sysco Corp.	36,990	1,336,449
Walgreen Co.	55,272	3,649,610
Wal-Mart Stores, Inc.	102,294	7,818,330
Whole Foods Market, Inc.	23,432	1,188,237

		31,034,449

Food Products (1.0%)
Archer-Daniels-Midland Co.	41,664	1,807,801
Campbell Soup Co.	11,308	507,503
ConAgra Foods, Inc.	26,561	824,188
General Mills, Inc.	39,497	2,046,734
Hershey Co.	9,527	994,619
Hormel Foods Corp.	8,471	417,366
J.M. Smucker Co.	6,516	633,616
Kellogg Co.	16,191	1,015,338
Keurig Green Mountain, Inc.	8,168	862,459
Kraft Foods Group, Inc.	37,705	2,115,250
McCormick & Co., Inc. (Non-Voting)	8,312	596,303
Mead Johnson Nutrition Co.	42,817	3,559,805
Mondelez International, Inc., Class A	213,583	7,379,293
Tyson Foods, Inc., Class A	17,098	752,483

		23,512,758

Household Products (1.2%)
Clorox Co.	8,238	725,026
Colgate-Palmolive Co.	55,195	3,580,500
Kimberly-Clark Corp.	24,032	2,649,528
Procter & Gamble Co.	248,146	20,000,568

		26,955,622

Personal Products (0.2%)
Avon Products, Inc.	318,135	4,657,497
Estee Lauder Cos., Inc., Class A	16,122	1,078,239

		5,735,736

Tobacco (0.7%)
Altria Group, Inc.	125,951	4,714,346
Lorillard, Inc.	22,911	1,239,027
Philip Morris International, Inc.	100,231	8,205,912
Reynolds American, Inc.	19,736	1,054,297

		15,213,582

Total Consumer Staples		125,013,477

Energy (8.0%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	27,651	1,797,868
Cameron International Corp.*	13,715	847,176
Diamond Offshore Drilling, Inc.	4,373	213,227
Ensco plc, Class A	76,922	4,059,943
FMC Technologies, Inc.*	14,895	778,860
Halliburton Co.	304,095	17,908,154
Helmerich & Payne, Inc.	6,846	736,356
Nabors Industries Ltd.	16,341	402,806
National Oilwell Varco, Inc.	27,097	2,110,043
Noble Corp. plc	15,952	522,268
Rowan Cos., plc, Class A*	7,816	263,243
Schlumberger Ltd.	143,392	13,980,720
Transocean Ltd.	21,341	882,237

		44,502,901

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	31,854	2,699,945
Apache Corp.	24,964	2,070,764
Cabot Oil & Gas Corp.	26,814	908,458
Cenovus Energy, Inc.	146,051	4,229,637
Chesapeake Energy Corp.	31,824	815,331
Chevron Corp.	231,982	27,584,980
Cobalt International Energy, Inc.*	95,424	1,748,168
ConocoPhillips Co.	77,524	5,453,813
CONSOL Energy, Inc.	14,411	575,719
Denbury Resources, Inc.	22,458	368,311
Devon Energy Corp.	24,216	1,620,777
Enbridge, Inc.	55,100	2,507,601
Encana Corp.	134,650	2,878,817
EOG Resources, Inc.	17,270	3,387,856
EQT Corp.	9,585	929,457
Exxon Mobil Corp.	404,416	39,503,355
Hess Corp.	17,284	1,432,498
Kinder Morgan, Inc.	42,395	1,377,413
Marathon Oil Corp.	236,063	8,384,958
Marathon Petroleum Corp.	18,630	1,621,555
Murphy Oil Corp.	10,896	684,923
Newfield Exploration Co.*	8,561	268,473
Noble Energy, Inc.	115,125	8,178,480
Occidental Petroleum Corp.	50,254	4,788,704
ONEOK, Inc.	13,154	779,374
Peabody Energy Corp.	16,979	277,437
Phillips 66	37,160	2,863,550
Pioneer Natural Resources Co.	9,037	1,691,184
QEP Resources, Inc.	11,282	332,142
Range Resources Corp.	10,402	863,054
Southwestern Energy Co.*	112,068	5,156,249
Spectra Energy Corp.	42,461	1,568,509
Tesoro Corp.	8,361	422,983
Valero Energy Corp.	33,678	1,788,302
Williams Cos., Inc.	43,277	1,756,181

		141,518,958

Total Energy		186,021,859

Financials (12.7%)
Banks (3.0%)
BB&T Corp.	64,991	2,610,689
Citigroup, Inc.	355,684	16,930,558
Comerica, Inc.	11,513	596,373
Fifth Third Bancorp	53,857	1,236,018
Huntington Bancshares, Inc./Ohio	52,275	521,182
KeyCorp	56,450	803,848
M&T Bank Corp.	8,287	1,005,213
PNC Financial Services Group, Inc.	194,119	16,888,353
Regions Financial Corp.	89,769	997,334
SunTrust Banks, Inc.	33,703	1,341,042
U.S. Bancorp/Minnesota	115,248	4,939,529
Wells Fargo & Co.	442,542	22,012,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp	11,617	$359,895

		70,242,073

Capital Markets (1.8%)
Ameriprise Financial, Inc.	12,073	1,328,875
Bank of New York Mellon Corp.	71,780	2,533,116
BlackRock, Inc.	19,899	6,257,838
Charles Schwab Corp.	73,899	2,019,660
E*TRADE Financial Corp.*	18,073	416,040
Franklin Resources, Inc.	25,614	1,387,767
Goldman Sachs Group, Inc.	113,963	18,672,838
Invesco Ltd.	27,401	1,013,837
Legg Mason, Inc.	6,679	327,538
Morgan Stanley	88,694	2,764,592
Northern Trust Corp.	14,143	927,215
State Street Corp.	27,299	1,898,645
T. Rowe Price Group, Inc.	16,572	1,364,704

		40,912,665

Consumer Finance (0.8%)
American Express Co.	57,782	5,202,114
Capital One Financial Corp.	148,671	11,471,454
Discover Financial Services	29,782	1,733,015
SLM Corp.	27,063	662,502

		19,069,085

Diversified Financial Services (2.9%)
Bank of America Corp.	1,198,201	20,609,057
Berkshire Hathaway, Inc., Class B*	113,819	14,223,960
CME Group, Inc./Illinois	63,946	4,732,644
IntercontinentalExchange Group, Inc.	30,145	5,963,585
JPMorgan Chase & Co.	301,946	18,331,142
Leucadia National Corp.	19,734	552,552
McGraw Hill Financial, Inc.	17,178	1,310,681
Moody’s Corp.	11,917	945,256
NASDAQ OMX Group, Inc.	7,275	268,739

		66,937,616

Insurance (2.6%)
ACE Ltd.	161,664	16,014,436
Aflac, Inc.	28,828	1,817,317
Allstate Corp.	28,278	1,599,969
American International Group, Inc.	92,520	4,626,925
Aon plc	117,216	9,878,965
Assurant, Inc.	4,575	297,192
Chubb Corp.	15,535	1,387,276
Cincinnati Financial Corp.	9,281	451,613
Genworth Financial, Inc., Class A*	31,109	551,563
Hartford Financial Services Group, Inc.	28,149	992,815
Lincoln National Corp.	16,716	847,000
Loews Corp.	19,257	848,271
Marsh & McLennan Cos., Inc.	144,802	7,138,739
MetLife, Inc.	71,039	3,750,859
Principal Financial Group, Inc.	17,452	802,617
Progressive Corp.	130,875	3,169,793
Prudential Financial, Inc.	29,156	2,468,055
Torchmark Corp.	5,564	437,887
Travelers Cos., Inc.	22,283	1,896,283
Unum Group	16,440	580,496
XL Group plc	17,471	545,969

		60,104,040

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	216,371	17,714,294
Apartment Investment & Management Co. (REIT), Class A	9,179	277,389
AvalonBay Communities, Inc. (REIT)	7,659	1,005,780
Boston Properties, Inc. (REIT)	9,717	1,112,888
Crown Castle International Corp. (REIT)	21,173	1,562,144
Equity Residential (REIT)	21,104	1,223,821
General Growth Properties, Inc. (REIT)	32,988	725,736
HCP, Inc. (REIT)	28,998	1,124,832
Health Care REIT, Inc. (REIT)	18,352	1,093,779
Host Hotels & Resorts, Inc. (REIT)	47,630	964,031
Kimco Realty Corp. (REIT)	25,788	564,242
Macerich Co. (REIT)	8,846	551,371
Plum Creek Timber Co., Inc. (REIT)	11,142	468,410
Prologis, Inc. (REIT)	31,646	1,292,106
Public Storage (REIT)	9,161	1,543,537
Simon Property Group, Inc. (REIT)	19,871	3,258,844
Ventas, Inc. (REIT)	18,516	1,121,514
Vornado Realty Trust (REIT)	11,054	1,089,482
Weyerhaeuser Co. (REIT)	37,030	1,086,831

		37,781,031

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	17,520	480,573

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	29,921	294,124
People’s United Financial, Inc.	19,306	287,080

		581,204

Total Financials		296,108,287

Health Care (9.6%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	12,509	1,902,994
Amgen, Inc.	47,737	5,887,882
Biogen Idec, Inc.*	14,947	4,571,839
Celgene Corp.*	25,675	3,584,230
Gilead Sciences, Inc.*	388,091	27,500,128
Regeneron Pharmaceuticals, Inc.*	4,980	1,495,394
Seattle Genetics, Inc.*	213,727	9,737,402
Vertex Pharmaceuticals, Inc.*	14,910	1,054,435

		55,734,304

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	97,621	3,759,385
Baxter International, Inc.	133,646	9,833,673
Becton, Dickinson and Co.	12,221	1,430,835
Boston Scientific Corp.*	84,066	1,136,572
C.R. Bard, Inc.	4,903	725,546
CareFusion Corp.*	13,303	535,047
Covidien plc	96,401	7,100,898
DENTSPLY International, Inc.	8,978	413,347
Edwards Lifesciences Corp.*	6,748	500,499
Intuitive Surgical, Inc.*	2,420	1,059,936
Medtronic, Inc.	63,280	3,894,251
St. Jude Medical, Inc.	17,952	1,173,881
Stryker Corp.	18,585	1,514,120
Varian Medical Systems, Inc.*	6,536	548,958
Zimmer Holdings, Inc.	10,662	1,008,412

		34,635,360

Health Care Providers & Services (1.3%)
Aetna, Inc.	22,940	1,719,812
AmerisourceBergen Corp.	87,183	5,718,333
Cardinal Health, Inc.	21,682	1,517,306
Cigna Corp.	17,276	1,446,520
DaVita HealthCare Partners, Inc.*	11,259	775,182
Express Scripts Holding Co.*	99,979	7,507,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.	9,727	$1,096,427
Laboratory Corp. of America Holdings*	5,398	530,138
McKesson Corp.	14,551	2,569,270
Patterson Cos., Inc.	5,244	218,989
Quest Diagnostics, Inc.	9,154	530,200
Tenet Healthcare Corp.*	6,242	267,220
UnitedHealth Group, Inc.	62,549	5,128,393
WellPoint, Inc.	17,864	1,778,361

		30,803,574

Health Care Technology (0.3%)
Cerner Corp.*	136,607	7,684,144

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	21,084	1,179,017
PerkinElmer, Inc.	7,078	318,935
Thermo Fisher Scientific, Inc.	24,776	2,979,066
Waters Corp.*	5,358	580,861

		5,057,879

Pharmaceuticals (3.9%)
AbbVie, Inc.	100,438	5,162,513
Actavis plc*	11,015	2,267,438
Allergan, Inc.	18,873	2,342,139
Bristol-Myers Squibb Co.	288,704	14,998,173
Eli Lilly and Co.	62,266	3,664,977
Forest Laboratories, Inc.*	15,081	1,391,524
Hospira, Inc.*	10,440	451,530
Johnson & Johnson	178,860	17,569,418
Merck & Co., Inc.	185,924	10,554,906
Mylan, Inc.*	23,524	1,148,677
Perrigo Co. plc	8,458	1,308,114
Pfizer, Inc.	854,970	27,461,636
Zoetis, Inc.	31,481	911,060

		89,232,105

Total Health Care		223,147,366

Industrials (9.0%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.*	60,636	5,262,598
Boeing Co.	166,232	20,860,454
General Dynamics Corp.	20,562	2,239,613
Hexcel Corp.*	185,025	8,055,989
Honeywell International, Inc.	122,991	11,408,645
L-3 Communications Holdings, Inc.	5,433	641,909
Lockheed Martin Corp.	17,073	2,786,997
Northrop Grumman Corp.	13,708	1,691,293
Precision Castparts Corp.	9,187	2,322,106
Raytheon Co.	19,891	1,965,032
Rockwell Collins, Inc.	8,506	677,673
Textron, Inc.	17,956	705,491
United Technologies Corp.	53,250	6,221,730

		64,839,530

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	9,348	489,742
Expeditors International of Washington, Inc.	12,941	512,852
FedEx Corp.	17,565	2,328,416
United Parcel Service, Inc., Class B	44,913	4,373,628

		7,704,638

Airlines (0.1%)
Delta Air Lines, Inc.	53,577	1,856,443
Southwest Airlines Co.	44,392	1,048,095

		2,904,538

Building Products (0.0%)
Allegion plc	5,618	293,091
Masco Corp.	22,469	499,036

		792,127

Commercial Services & Supplies (0.6%)
ADT Corp.	11,608	347,660
Cintas Corp.	6,337	377,748
Iron Mountain, Inc.	157,344	4,337,974
Pitney Bowes, Inc.	12,709	330,307
Republic Services, Inc.	17,000	580,720
Stericycle, Inc.*	5,395	612,980
Tyco International Ltd.	29,070	1,232,568
Waste Connections, Inc.	87,763	3,849,285
Waste Management, Inc.	27,231	1,145,608

		12,814,850

Construction & Engineering (0.1%)
Fluor Corp.	10,145	788,571
Jacobs Engineering Group, Inc.*	8,290	526,415
Quanta Services, Inc.*	13,872	511,877

		1,826,863

Electrical Equipment (0.9%)
AMETEK, Inc.	15,409	793,409
Eaton Corp. plc	154,123	11,577,720
Emerson Electric Co.	44,487	2,971,732
Polypore International, Inc.*	125,519	4,294,005
Rockwell Automation, Inc.	8,813	1,097,659
Roper Industries, Inc.	6,326	844,584

		21,579,109

Industrial Conglomerates (2.0%)
3M Co.	39,808	5,400,353
Danaher Corp.	121,513	9,113,475
General Electric Co.	1,192,415	30,871,625

		45,385,453

Machinery (1.1%)
Caterpillar, Inc.	73,140	7,267,922
Cummins, Inc.	10,972	1,634,718
Deere & Co.	23,381	2,122,995
Dover Corp.	10,726	876,850
Flowserve Corp.	8,650	677,641
IDEX Corp.	57,537	4,193,872
Illinois Tool Works, Inc.	24,720	2,010,478
Ingersoll-Rand plc	16,358	936,332
Joy Global, Inc.	6,341	367,778
PACCAR, Inc.	22,444	1,513,623
Pall Corp.	6,974	623,964
Parker Hannifin Corp.	9,396	1,124,795
Pentair Ltd. (Registered)	12,424	985,720
Snap-on, Inc.	3,660	415,337
Stanley Black & Decker, Inc.	9,897	804,032
Xylem, Inc.	11,611	422,873

		25,978,930

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,401	238,539
Equifax, Inc.	7,664	521,382
Nielsen Holdings N.V.	133,668	5,965,603
Robert Half International, Inc.	8,722	365,888
Towers Watson & Co., Class A	47,900	5,462,995

		12,554,407

Road & Rail (0.5%)
CSX Corp.	63,830	1,849,155
Kansas City Southern	6,938	708,092
Norfolk Southern Corp.	37,168	3,611,615
Ryder System, Inc.	3,440	274,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	28,774	$5,399,729

		11,843,516

Trading Companies & Distributors (0.1%)
Fastenal Co.	17,187	847,663
W.W. Grainger, Inc.	3,890	982,847

		1,830,510

Total Industrials		210,054,471

Information Technology (13.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	567,264	12,712,386
F5 Networks, Inc.*	4,775	509,158
Harris Corp.	6,727	492,148
Juniper Networks, Inc.*	31,791	818,936
Motorola Solutions, Inc.	14,294	918,961
QUALCOMM, Inc.	106,921	8,431,790

		23,883,379

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	9,965	913,292
Corning, Inc.	88,045	1,833,097
FLIR Systems, Inc.	8,912	320,832
Jabil Circuit, Inc.	200,413	3,607,434
TE Connectivity Ltd.	26,010	1,566,062

		8,240,717

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	11,272	656,143
eBay, Inc.*	73,673	4,069,696
Facebook, Inc., Class A*	108,012	6,506,643
Google, Inc., Class A*	23,286	25,952,480
Twitter, Inc.*	18,200	849,394
VeriSign, Inc.*	142,691	7,692,472
Yahoo!, Inc.*	59,409	2,132,783

		47,859,611

IT Services (2.1%)
Accenture plc, Class A	63,729	5,080,476
Alliance Data Systems Corp.*	3,363	916,249
Automatic Data Processing, Inc.	30,466	2,353,803
Cognizant Technology Solutions Corp., Class A*	38,408	1,943,829
Computer Sciences Corp.	9,266	563,558
Fidelity National Information Services, Inc.	18,330	979,738
Fiserv, Inc.*	16,073	911,178
International Business Machines Corp.	61,892	11,913,591
Jack Henry & Associates, Inc.	58,659	3,270,826
MasterCard, Inc., Class A	64,524	4,819,943
Paychex, Inc.	20,463	871,724
Teradata Corp.*	10,067	495,196
Total System Services, Inc.	10,509	319,579
Visa, Inc., Class A	60,318	13,020,243
Western Union Co.	34,763	568,723
Xerox Corp.	70,473	796,345

		48,825,001

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	20,224	732,918
Analog Devices, Inc.	19,779	1,051,056
Applied Materials, Inc.	76,580	1,563,764
ARM Holdings plc (ADR)	25,870	1,318,594
ASML Holding N.V.	40,741	3,803,580
Avago Technologies Ltd.	75,200	4,843,632
Broadcom Corp., Class A	255,550	8,044,714
First Solar, Inc.*	4,446	310,286
Intel Corp.	314,362	8,113,683
KLA-Tencor Corp.	10,495	725,624
Lam Research Corp.*	10,222	562,210
Linear Technology Corp.	14,959	728,354
LSI Corp.	35,319	390,981
Microchip Technology, Inc.	12,493	596,666
Micron Technology, Inc.*	67,082	1,587,160
NVIDIA Corp.	35,072	628,140
ON Semiconductor Corp.*	419,054	3,939,108
Texas Instruments, Inc.	233,249	10,997,690
Xilinx, Inc.	16,898	917,054

		50,855,214

Software (2.6%)
Adobe Systems, Inc.*	29,420	1,934,071
Autodesk, Inc.*	14,399	708,143
CA, Inc.	20,454	633,460
Citrix Systems, Inc.*	11,570	664,465
Electronic Arts, Inc.*	19,468	564,767
Intuit, Inc.	17,936	1,394,165
Microsoft Corp.	477,593	19,576,537
Oracle Corp.	659,972	26,999,455
Red Hat, Inc.*	11,929	631,999
Salesforce.com, Inc.*	35,492	2,026,238
Symantec Corp.	43,823	875,145
Tableau Software, Inc., Class A*	27,900	2,122,632
Workday, Inc., Class A*	20,202	1,847,069

		59,978,146

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	80,845	43,392,745
EMC Corp.	128,090	3,510,947
Hewlett-Packard Co.	119,837	3,877,926
NetApp, Inc.	118,009	4,354,532
SanDisk Corp.	14,222	1,154,684
Seagate Technology plc	20,789	1,167,510
Western Digital Corp.	74,983	6,884,939

		64,343,283

Total Information Technology		303,985,351

Materials (2.9%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	13,389	1,593,826
Airgas, Inc.	4,180	445,212
CF Industries Holdings, Inc.	3,509	914,586
Dow Chemical Co.	76,875	3,735,356
E.I. du Pont de Nemours & Co.	58,616	3,933,134
Eastman Chemical Co.	9,690	835,375
Ecolab, Inc.	17,075	1,843,929
FMC Corp.	8,390	642,338
International Flavors & Fragrances, Inc.	5,130	490,787
LyondellBasell Industries N.V., Class A	86,202	7,666,806
Monsanto Co.	131,697	14,983,168
Mosaic Co.	86,456	4,322,800
PPG Industries, Inc.	8,761	1,694,903
Praxair, Inc.	48,212	6,314,326
Sherwin-Williams Co.	5,374	1,059,377
Sigma-Aldrich Corp.	7,533	703,431

		51,179,354

Construction Materials (0.0%)
Vulcan Materials Co.	8,331	553,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Avery Dennison Corp.	6,079	$308,023
Ball Corp.	8,896	487,590
Bemis Co., Inc.	6,476	254,118
MeadWestvaco Corp.	10,922	411,104
Owens-Illinois, Inc.*	10,391	351,528
Sealed Air Corp.	12,346	405,813

		2,218,176

Metals & Mining (0.5%)
Alcoa, Inc.	68,168	877,322
Allegheny Technologies, Inc.	88,879	3,348,961
Barrick Gold Corp.	60,656	1,081,496
Cliffs Natural Resources, Inc.	36,424	745,235
Freeport-McMoRan Copper & Gold, Inc.	96,943	3,205,905
Newmont Mining Corp.	31,343	734,680
Nucor Corp.	51,445	2,600,030
United States Steel Corp.	9,101	251,279

		12,844,908

Paper & Forest Products (0.1%)
International Paper Co.	27,714	1,271,518

Total Materials		68,067,551

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	329,219	11,545,710
CenturyLink, Inc.	70,383	2,311,378
Frontier Communications Corp.	62,892	358,484
Verizon Communications, Inc.	348,028	16,555,692
Windstream Holdings, Inc.	37,540	309,330

		31,080,594

Wireless Telecommunication Services (0.2%)
Vodafone Group plc (ADR)	97,891	3,603,368

Total Telecommunication Services		34,683,962

Utilities (2.1%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	30,883	1,564,533
Duke Energy Corp.	44,669	3,181,326
Edison International	66,813	3,782,284
Entergy Corp.	11,226	750,458
Exelon Corp.	226,629	7,605,669
FirstEnergy Corp.	26,331	896,044
NextEra Energy, Inc.	27,530	2,632,419
Northeast Utilities	19,838	902,629
Pepco Holdings, Inc.	15,729	322,130
Pinnacle West Capital Corp.	6,925	378,521
PPL Corp.	39,988	1,325,202
Southern Co.	56,145	2,467,011
Xcel Energy, Inc.	31,661	961,228

		26,769,454

Gas Utilities (0.0%)
AGL Resources, Inc.	7,475	365,976

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	41,354	590,535
Calpine Corp.*	72,459	1,515,118
NRG Energy, Inc.	176,576	5,615,117

		7,720,770

Multi-Utilities (0.6%)
Ameren Corp.	15,273	629,247
CenterPoint Energy, Inc.	26,983	639,227
CMS Energy Corp.	16,742	490,206
Consolidated Edison, Inc.	18,441	989,360
Dominion Resources, Inc.	36,768	2,610,160
DTE Energy Co.	11,134	827,145
Integrys Energy Group, Inc.	5,021	299,503
NiSource, Inc.	19,722	700,723
PG&E Corp.	61,435	2,653,992
Public Service Enterprise Group, Inc.	32,122	1,225,133
SCANA Corp.	8,852	454,285
Sempra Energy	14,415	1,394,795
TECO Energy, Inc.	12,848	220,343
Wisconsin Energy Corp.	14,259	663,756

		13,797,875

Total Utilities		48,654,075

Total Common Stocks (75.1%) (Cost $1,357,184,902)		1,750,531,700

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.7%)
iShares® Core S&P 500 ETF	245,844	46,260,466
iShares® Morningstar Large-Cap ETF	131,702	14,575,460
iShares® Morningstar Large-Cap Growth ETF	13,898	1,384,380
iShares® Morningstar Large-Cap Value ETF	25,863	2,111,455
iShares® NYSE 100 ETF	5,536	473,605
iShares® Russell 1000 ETF	198,599	20,807,217
iShares® Russell 1000 Growth ETF	25,197	2,180,548
iShares® Russell 1000 Value ETF	27,825	2,685,113
iShares® S&P 100 ETF	83,815	6,940,720
iShares® S&P 500 Growth ETF	27,748	2,770,360
iShares® S&P 500 Value ETF	22,346	1,941,868
Vanguard Growth ETF	44,300	4,141,164
Vanguard Large-Cap ETF	281,713	24,232,952
Vanguard Value ETF	28,300	2,210,513

Total Investment Companies (5.7%) (Cost $94,015,130)		132,715,821

Total Investments (80.8%) (Cost $1,451,200,032)		1,883,247,521
Other Assets Less Liabilities (19.2%)		446,621,856

Net Assets (100%)		$2,329,869,377

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	4,677	June-14	$434,905,570	$436,036,710	$1,131,140

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$254,795,301	$—	$—	$254,795,301
Consumer Staples	124,098,549	914,928	—	125,013,477
Energy	186,021,859	—	—	186,021,859
Financials	296,108,287	—	—	296,108,287
Health Care	223,147,366	—	—	223,147,366
Industrials	210,054,471	—	—	210,054,471
Information Technology	303,985,351	—	—	303,985,351
Materials	68,067,551	—	—	68,067,551
Telecommunication Services	34,683,962	—	—	34,683,962
Utilities	48,654,075	—	—	48,654,075
Futures	1,131,140	—	—	1,131,140
Investment Companies
Exchange Traded Funds (ETFs)	132,715,821	—	—	132,715,821

Total Assets	$1,883,463,733	$914,928	$—	$1,884,378,661

Total Liabilities	$—	$—	$—	$—

Total	$1,883,463,733	$914,928	$—	$1,884,378,661

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,138,889
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$112,774,674

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,072,916
Aggregate gross unrealized depreciation	(8,387,156)

Net unrealized appreciation	$429,685,760

Federal income tax cost of investments	$1,453,561,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	500	$14,970
BorgWarner, Inc.	29,008	1,783,122
Delphi Automotive plc	39,270	2,664,862
Gentex Corp.	10,286	324,318
Goodyear Tire & Rubber Co.	30,808	805,013
Lear Corp.	1,100	92,092
Visteon Corp.*	6,200	548,328

		6,232,705

Automobiles (0.6%)
Ford Motor Co.	170,300	2,656,680
Harley-Davidson, Inc.	28,200	1,878,402
Tesla Motors, Inc.*	10,510	2,190,809
Thor Industries, Inc.	5,500	335,830

		7,061,721

Distributors (0.2%)
Genuine Parts Co.	18,400	1,598,040
LKQ Corp.*	37,454	986,913

		2,584,953

Diversified Consumer Services (0.1%)
H&R Block, Inc.	34,140	1,030,687
Service Corp. International	20,700	411,516
Weight Watchers International, Inc.	1,824	37,465

		1,479,668

Hotels, Restaurants & Leisure (3.2%)
Bally Technologies, Inc.*	4,800	318,096
Brinker International, Inc.	8,306	435,650
Burger King Worldwide, Inc.	12,600	334,530
Chipotle Mexican Grill, Inc.*	3,973	2,256,863
Choice Hotels International, Inc.	123	5,658
Darden Restaurants, Inc.	10,603	538,208
Domino’s Pizza, Inc.	7,100	546,487
Dunkin’ Brands Group, Inc.	13,380	671,408
International Game Technology	31,006	435,944
Las Vegas Sands Corp.	49,088	3,965,329
Marriott International, Inc., Class A	25,844	1,447,781
McDonald’s Corp.	126,048	12,356,485
Norwegian Cruise Line Holdings Ltd.*	3,100	100,037
Panera Bread Co., Class A*	3,358	592,586
SeaWorld Entertainment, Inc.	3,800	114,874
Six Flags Entertainment Corp.	8,290	332,844
Starbucks Corp.	94,068	6,902,710
Starwood Hotels & Resorts Worldwide, Inc.	10,340	823,064
Wyndham Worldwide Corp.	16,100	1,179,003
Wynn Resorts Ltd.	10,200	2,265,930
Yum! Brands, Inc.	56,564	4,264,360

		39,887,847

Household Durables (0.3%)
Jarden Corp.*	15,950	954,288
Newell Rubbermaid, Inc.	21,000	627,900
NVR, Inc.*	500	573,500
PulteGroup, Inc.	48,700	934,553
Taylor Morrison Home Corp., Class A*	3,500	82,250
Tempur Sealy International, Inc.*	7,500	380,025
Tupperware Brands Corp.	6,600	552,816
Whirlpool Corp.	700	104,622

		4,209,954

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	46,236	15,559,339
Expedia, Inc.	13,429	973,602
Groupon, Inc.*	52,690	413,090
HomeAway, Inc.*	7,619	287,008
Liberty Interactive Corp.*	5,300	153,011
Liberty Ventures*	4,640	604,731
Netflix, Inc.*	6,394	2,250,880
priceline.com, Inc.*	6,569	7,829,525
TripAdvisor, Inc.*	14,129	1,279,946
zulily, Inc., Class A*	982	49,287

		29,400,419

Leisure Products (0.3%)
Hasbro, Inc.	12,249	681,289
Mattel, Inc.	43,395	1,740,574
Polaris Industries, Inc.	8,200	1,145,622

		3,567,485

Media (4.9%)
AMC Networks, Inc., Class A*	7,575	553,657
Cablevision Systems Corp. - New York Group, Class A	24,400	411,628
CBS Corp. (Non-Voting), Class B	70,600	4,363,080
Charter Communications, Inc., Class A*	8,300	1,022,560
Cinemark Holdings, Inc.	14,400	417,744
Clear Channel Outdoor Holdings, Inc., Class A	5,300	48,283
Comcast Corp., Class A	304,800	15,246,096
DIRECTV*	61,735	4,717,789
Discovery Communications, Inc., Class A*	30,800	2,547,160
DISH Network Corp., Class A*	26,200	1,629,902
Interpublic Group of Cos., Inc.	24,500	419,930
Lamar Advertising Co., Class A*	9,900	504,801
Liberty Global plc*	41,820	1,702,492
Liberty Global plc, Class A*	41,820	1,739,712
Lions Gate Entertainment Corp.	10,100	269,973
Madison Square Garden Co., Class A*	7,700	437,206
Morningstar, Inc.	2,635	208,218
News Corp., Class A*	46,000	792,120
Omnicom Group, Inc.	32,534	2,361,968
Regal Entertainment Group, Class A	2,186	40,834
Scripps Networks Interactive, Inc., Class A	13,732	1,042,396
Sirius XM Holdings, Inc.*	198,700	635,840
Starz, Class A*	12,000	387,360
Time Warner Cable, Inc.	36,600	5,020,788
Twenty-First Century Fox, Inc., Class A	184,100	5,885,677
Viacom, Inc., Class B	56,100	4,767,939
Walt Disney Co.	50,300	4,027,521

		61,202,674

Multiline Retail (1.0%)
Big Lots, Inc.*	1,872	70,893
Dillard’s, Inc., Class A	2,300	212,520
Dollar General Corp.*	41,100	2,280,228
Dollar Tree, Inc.*	26,132	1,363,568
Family Dollar Stores, Inc.	12,027	697,686
Macy’s, Inc.	37,400	2,217,446
Nordstrom, Inc.	18,243	1,139,275
Target Corp.	63,201	3,824,292

		11,805,908

Specialty Retail (4.0%)
Aaron’s, Inc.	1,425	43,092
Abercrombie & Fitch Co., Class A	1,100	42,350
Advance Auto Parts, Inc.	9,192	1,162,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
American Eagle Outfitters, Inc.	15,500	$189,720
Ascena Retail Group, Inc.*	2,300	39,744
AutoNation, Inc.*	6,315	336,147
AutoZone, Inc.*	4,514	2,424,469
Bed Bath & Beyond, Inc.*	27,459	1,889,179
Best Buy Co., Inc.	9,100	240,331
Cabela’s, Inc.*	6,000	393,060
CarMax, Inc.*	28,196	1,319,573
Chico’s FAS, Inc.	18,992	304,442
Dick’s Sporting Goods, Inc.	12,337	673,724
DSW, Inc., Class A	8,100	290,466
Foot Locker, Inc.	2,200	103,356
Gap, Inc.	35,000	1,402,100
GNC Holdings, Inc., Class A	12,300	541,446
Home Depot, Inc.	183,639	14,531,354
L Brands, Inc.	30,188	1,713,773
Lowe’s Cos., Inc.	136,800	6,689,520
O’Reilly Automotive, Inc.*	13,911	2,064,253
PetSmart, Inc.	12,915	889,714
Ross Stores, Inc.	27,662	1,979,216
Sally Beauty Holdings, Inc.*	21,300	583,620
Signet Jewelers Ltd.	900	95,274
Tiffany & Co.	14,036	1,209,201
TJX Cos., Inc.	90,446	5,485,550
Tractor Supply Co.	17,500	1,236,025
Ulta Salon Cosmetics & Fragrance, Inc.*	8,000	779,840
Urban Outfitters, Inc.*	13,514	492,856
Williams-Sonoma, Inc.	12,279	818,273

		49,964,456

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	6,800	528,020
Coach, Inc.	35,306	1,753,296
Deckers Outdoor Corp.*	1,900	151,487
Fossil Group, Inc.*	6,100	711,321
Hanesbrands, Inc.	12,367	945,828
Michael Kors Holdings Ltd.*	25,300	2,359,731
NIKE, Inc., Class B	89,066	6,578,415
PVH Corp.	9,064	1,130,915
Ralph Lauren Corp.	7,591	1,221,620
Under Armour, Inc., Class A*	10,500	1,203,720
VF Corp.	44,000	2,722,720

		19,307,073

Total Consumer Discretionary		236,704,863

Consumer Staples (11.6%)
Beverages (3.4%)
Brown-Forman Corp., Class B	19,036	1,707,339
Coca-Cola Co.	480,862	18,590,125
Coca-Cola Enterprises, Inc.	32,592	1,556,594
Constellation Brands, Inc., Class A*	18,200	1,546,454
Dr. Pepper Snapple Group, Inc.	25,600	1,394,176
Monster Beverage Corp.*	16,886	1,172,732
PepsiCo, Inc.	194,416	16,233,736

		42,201,156

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	54,866	6,127,435
CVS Caremark Corp.	17,700	1,325,022
Fresh Market, Inc.*	5,100	171,360
Kroger Co.	65,300	2,850,345
Safeway, Inc.	2,300	84,962
Sprouts Farmers Market, Inc.*	1,755	63,232
Sysco Corp.	25,736	929,842
Walgreen Co.	89,700	5,922,891
Wal-Mart Stores, Inc.	134,245	10,260,345
Whole Foods Market, Inc.	46,570	2,361,565

		30,096,999

Food Products (1.8%)
Archer-Daniels-Midland Co.	6,200	269,018
Campbell Soup Co.	14,495	650,535
ConAgra Foods, Inc.	48,400	1,501,852
Flowers Foods, Inc.	21,400	459,030
General Mills, Inc.	81,040	4,199,493
Hershey Co.	18,869	1,969,924
Hillshire Brands Co.	15,380	573,059
Hormel Foods Corp.	16,800	827,736
Ingredion, Inc.	1,200	81,696
J.M. Smucker Co.	1,800	175,032
Kellogg Co.	30,128	1,889,327
Keurig Green Mountain, Inc.	18,739	1,978,651
Kraft Foods Group, Inc.	74,733	4,192,521
McCormick & Co., Inc. (Non-Voting)	16,588	1,190,023
Mead Johnson Nutrition Co.	25,478	2,118,241
Pinnacle Foods, Inc.	2,400	71,664
WhiteWave Foods Co., Class A*	17,361	495,483

		22,643,285

Household Products (1.2%)
Church & Dwight Co., Inc.	17,368	1,199,608
Clorox Co.	13,874	1,221,051
Colgate-Palmolive Co.	117,268	7,607,175
Kimberly-Clark Corp.	40,425	4,456,856

		14,484,690

Personal Products (0.3%)
Avon Products, Inc.	54,410	796,563
Coty, Inc., Class A	4,742	71,035
Estee Lauder Cos., Inc., Class A	29,074	1,944,469
Herbalife Ltd.	10,692	612,331
Nu Skin Enterprises, Inc., Class A	7,300	604,805

		4,029,203

Tobacco (2.5%)
Altria Group, Inc.	252,478	9,450,251
Lorillard, Inc.	47,400	2,563,392
Philip Morris International, Inc.	205,602	16,832,636
Reynolds American, Inc.	30,000	1,602,600

		30,448,879

Total Consumer Staples		143,904,212

Energy (4.7%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	1,317	66,364
Baker Hughes, Inc.	3,500	227,570
Cameron International Corp.*	17,533	1,083,013
Dresser-Rand Group, Inc.*	9,530	556,647
Dril-Quip, Inc.*	5,100	571,710
FMC Technologies, Inc.*	29,732	1,554,686
Frank’s International N.V.	1,933	47,900
Halliburton Co.	106,600	6,277,674
Oceaneering International, Inc.	13,600	977,296
RPC, Inc.	6,300	128,646
Schlumberger Ltd.	167,127	16,294,883
Seadrill Ltd.	44,400	1,561,104

		29,347,493

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.	3,500	296,660
Antero Resources Corp.*	2,078	130,083
Cabot Oil & Gas Corp.	52,900	1,792,252
Cheniere Energy, Inc.*	30,300	1,677,105
Cobalt International Energy, Inc.*	31,700	580,744
Concho Resources, Inc.*	13,200	1,617,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Continental Resources, Inc.*	5,395	$670,436
CVR Energy, Inc.	1,900	80,275
EOG Resources, Inc.	32,000	6,277,440
EQT Corp.	17,300	1,677,581
Gulfport Energy Corp.*	8,700	619,266
Kinder Morgan, Inc.	76,250	2,477,362
Kosmos Energy Ltd.*	12,700	139,700
Laredo Petroleum Holdings, Inc.*	4,750	122,835
Noble Energy, Inc.	5,700	404,928
Oasis Petroleum, Inc.*	12,600	525,798
ONEOK, Inc.	24,300	1,439,775
Pioneer Natural Resources Co.	12,700	2,376,678
QEP Resources, Inc.	2,200	64,768
Range Resources Corp.	20,542	1,704,370
SM Energy Co.	8,262	588,998
Southwestern Energy Co.*	44,172	2,032,354
Whiting Petroleum Corp.*	1,200	83,268
Williams Cos., Inc.	47,100	1,911,318
World Fuel Services Corp.	1,700	74,970

		29,365,964

Total Energy		58,713,457

Financials (5.5%)
Banks (0.0%)
Signature Bank/New York*	600	75,354

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	6,686	1,337,534
Ameriprise Financial, Inc.	8,100	891,567
Artisan Partners Asset Management, Inc., Class A	600	38,550
BlackRock, Inc.	5,827	1,832,475
Charles Schwab Corp.	18,700	511,071
Eaton Vance Corp.	15,060	574,690
Federated Investors, Inc., Class B	8,530	260,506
Franklin Resources, Inc.	51,631	2,797,368
Lazard Ltd., Class A	16,024	754,570
LPL Financial Holdings, Inc.	5,210	273,733
SEI Investments Co.	17,075	573,891
T. Rowe Price Group, Inc.	32,636	2,687,575
Waddell & Reed Financial, Inc., Class A	10,779	793,550

		13,327,080

Consumer Finance (0.9%)
American Express Co.	119,086	10,721,313

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	10,930	618,638
IntercontinentalExchange Group, Inc.	9,175	1,815,090
Leucadia National Corp.	5,000	140,000
McGraw Hill Financial, Inc.	16,282	1,242,316
Moody’s Corp.	24,402	1,935,567
MSCI, Inc.*	6,291	270,639

		6,022,250

Insurance (0.9%)
Allied World Assurance Co. Holdings AG	1,400	144,466
American Financial Group, Inc./Ohio	1,300	75,023
Aon plc	30,000	2,528,400
Arch Capital Group Ltd.*	1,000	57,540
Arthur J. Gallagher & Co.	15,900	756,522
Axis Capital Holdings Ltd.	3,500	160,475
Brown & Brown, Inc.	6,700	206,092
Chubb Corp.	4,700	419,710
Endurance Specialty Holdings Ltd.	1,800	96,894
Erie Indemnity Co., Class A	3,143	219,256
Fidelity National Financial, Inc., Class A	2,656	83,504
Hanover Insurance Group, Inc.	1,500	92,160
Loews Corp.	3,000	132,150
Marsh & McLennan Cos., Inc.	46,200	2,277,660
Progressive Corp.	60,900	1,474,998
Prudential Financial, Inc.	22,400	1,896,160
Travelers Cos., Inc.	12,000	1,021,200
Validus Holdings Ltd.	987	37,220

		11,679,430

Real Estate Investment Trusts (REITs) (1.9%)
American Homes 4 Rent (REIT), Class A	1,140	19,049
American Tower Corp. (REIT)	49,720	4,070,576
Apartment Investment & Management Co. (REIT), Class A	10,000	302,200
Boston Properties, Inc. (REIT)	1,800	206,154
Brixmor Property Group, Inc. (REIT)	1,072	22,866
CBL & Associates Properties, Inc. (REIT)	6,700	118,925
Corrections Corp. of America (REIT)	9,100	285,012
Crown Castle International Corp. (REIT)	41,942	3,094,481
Digital Realty Trust, Inc. (REIT)	12,641	670,984
Equity Lifestyle Properties, Inc. (REIT)	7,500	304,875
Extra Space Storage, Inc. (REIT)	1,100	53,361
Federal Realty Investment Trust (REIT)	5,381	617,308
Omega Healthcare Investors, Inc. (REIT)	15,300	512,856
Plum Creek Timber Co., Inc. (REIT)	22,239	934,928
Public Storage (REIT)	16,762	2,824,229
Rayonier, Inc. (REIT)	15,794	725,103
Regency Centers Corp. (REIT)	4,800	245,088
Senior Housing Properties Trust (REIT)	1,700	38,199
Simon Property Group, Inc. (REIT)	29,161	4,782,404
Spirit Realty Capital, Inc. (REIT)	8,924	97,986
Tanger Factory Outlet Centers, Inc. (REIT)	11,800	413,000
Taubman Centers, Inc. (REIT)	1,400	99,106
Ventas, Inc. (REIT)	16,600	1,005,462
Vornado Realty Trust (REIT)	4,600	453,376
Weyerhaeuser Co. (REIT)	73,200	2,148,420

		24,045,948

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	35,043	961,229
Realogy Holdings Corp.*	13,410	582,665
St. Joe Co.*	500	9,625

		1,553,519

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.*	2,600	84,396
Ocwen Financial Corp.*	13,000	509,340

		593,736

Total Financials		68,018,630

Health Care (12.3%)
Biotechnology (4.6%)
Alexion Pharmaceuticals, Inc.*	24,590	3,740,877
Alkermes plc*	17,000	749,530
Amgen, Inc.	94,300	11,630,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ARIAD Pharmaceuticals, Inc.*	23,200	$186,992
Biogen Idec, Inc.*	29,900	9,145,513
BioMarin Pharmaceutical, Inc.*	17,449	1,190,196
Celgene Corp.*	52,497	7,328,581
Cubist Pharmaceuticals, Inc.*	8,200	599,830
Gilead Sciences, Inc.*	191,774	13,589,106
Incyte Corp.*	12,900	690,408
Medivation, Inc.*	9,400	605,078
Myriad Genetics, Inc.*	9,334	319,129
Pharmacyclics, Inc.*	7,400	741,628
Regeneron Pharmaceuticals, Inc.*	10,100	3,032,828
Seattle Genetics, Inc.*	12,600	574,056
Theravance, Inc.*	9,800	303,212
United Therapeutics Corp.*	5,852	550,264
Vertex Pharmaceuticals, Inc.*	29,207	2,065,519

		57,043,709

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	68,156	5,014,918
Becton, Dickinson and Co.	24,392	2,855,815
C.R. Bard, Inc.	10,124	1,498,150
Cooper Cos., Inc.	4,500	618,120
DENTSPLY International, Inc.	4,932	227,069
Edwards Lifesciences Corp.*	14,146	1,049,209
Hologic, Inc.*	9,900	212,850
IDEXX Laboratories, Inc.*	6,847	831,226
Intuitive Surgical, Inc.*	4,821	2,111,550
ResMed, Inc.	17,832	796,912
Sirona Dental Systems, Inc.*	6,900	515,223
St. Jude Medical, Inc.	22,654	1,481,345
Stryker Corp.	24,291	1,978,988
Varian Medical Systems, Inc.*	13,590	1,141,424
Zimmer Holdings, Inc.	1,200	113,496

		20,446,295

Health Care Providers & Services (1.8%)
Aetna, Inc.	12,600	944,622
AmerisourceBergen Corp.	29,008	1,902,635
Brookdale Senior Living, Inc.*	12,400	415,524
Catamaran Corp.*	25,832	1,156,240
Cigna Corp.	2,100	175,833
Community Health Systems, Inc.*	3,164	123,934
DaVita HealthCare Partners, Inc.*	23,096	1,590,160
Envision Healthcare Holdings, Inc.*	3,867	130,821
Express Scripts Holding Co.*	85,230	6,399,921
HCA Holdings, Inc.*	2,400	126,000
Henry Schein, Inc.*	10,952	1,307,340
Laboratory Corp. of America Holdings*	10,996	1,079,917
McKesson Corp.	28,471	5,027,124
MEDNAX, Inc.*	8,200	508,236
Patterson Cos., Inc.	9,774	408,162
Premier, Inc., Class A*	2,603	85,769
Quest Diagnostics, Inc.	1,146	66,376
Tenet Healthcare Corp.*	12,928	553,448
Universal Health Services, Inc., Class B	7,616	625,045

		22,627,107

Health Care Technology (0.2%)
Cerner Corp.*	37,240	2,094,750
Veeva Systems, Inc., Class A*	1,145	30,571

		2,125,321

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	5,047	282,228
Bruker Corp.*	13,700	312,223
Charles River Laboratories International, Inc.*	2,727	164,547
Covance, Inc.*	7,045	731,976
Illumina, Inc.*	15,691	2,332,624
Mettler-Toledo International, Inc.*	3,847	906,661
Quintiles Transnational Holdings, Inc.*	1,500	76,155
Techne Corp.	2,154	183,887
Waters Corp.*	10,742	1,164,540

		6,154,841

Pharmaceuticals (3.6%)
AbbVie, Inc.	199,106	10,234,048
Actavis plc*	21,876	4,503,175
Allergan, Inc.	37,244	4,621,980
Bristol-Myers Squibb Co.	177,800	9,236,710
Eli Lilly and Co.	27,232	1,602,876
Endo International plc*	16,900	1,160,185
Jazz Pharmaceuticals plc*	6,500	901,420
Johnson & Johnson	45,514	4,470,840
Mylan, Inc.*	47,823	2,335,197
Perrigo Co. plc	15,884	2,456,620
Salix Pharmaceuticals Ltd.*	7,700	797,797
Zoetis, Inc.	62,850	1,818,879

		44,139,727

Total Health Care		152,537,000

Industrials (12.2%)
Aerospace & Defense (3.9%)
B/E Aerospace, Inc.*	11,600	1,006,764
Boeing Co.	95,371	11,968,107
Hexcel Corp.*	12,600	548,604
Honeywell International, Inc.	98,891	9,173,129
Huntington Ingalls Industries, Inc.	6,300	644,238
Lockheed Martin Corp.	32,631	5,326,684
Precision Castparts Corp.	18,427	4,657,608
Rockwell Collins, Inc.	15,170	1,208,594
Spirit AeroSystems Holdings, Inc., Class A*	1,947	54,886
TransDigm Group, Inc.	6,653	1,232,136
Triumph Group, Inc.	1,300	83,954
United Technologies Corp.	108,282	12,651,669

		48,556,373

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	19,058	998,449
Expeditors International of Washington, Inc.	25,876	1,025,466
United Parcel Service, Inc., Class B	91,059	8,867,325

		10,891,240

Airlines (0.5%)
Alaska Air Group, Inc.	8,200	765,142
American Airlines Group, Inc.*	14,312	523,819
Copa Holdings S.A., Class A	4,198	609,508
Delta Air Lines, Inc.	49,289	1,707,864
Southwest Airlines Co.	9,945	234,801
United Continental Holdings, Inc.*	44,687	1,994,381

		5,835,515

Building Products (0.2%)
A.O. Smith Corp.	4,100	188,682
Allegion plc	8,866	462,539
Armstrong World Industries, Inc.*	3,131	166,726
Fortune Brands Home & Security, Inc.	18,200	765,856
Lennox International, Inc.	6,368	578,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	44,775	$994,453

		3,157,171

Commercial Services & Supplies (0.4%)
Cintas Corp.	3,600	214,596
Clean Harbors, Inc.*	7,600	416,404
Copart, Inc.*	13,954	507,786
Iron Mountain, Inc.	19,222	529,950
KAR Auction Services, Inc.	3,500	106,225
Pitney Bowes, Inc.	10,900	283,291
R.R. Donnelley & Sons Co.	12,300	220,170
Rollins, Inc.	8,000	241,920
Stericycle, Inc.*	10,871	1,235,163
Waste Connections, Inc.	14,644	642,286
Waste Management, Inc.	4,600	193,522

		4,591,313

Construction & Engineering (0.2%)
AECOM Technology Corp.*	1,200	38,604
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	12,600	1,098,090
Fluor Corp.	12,279	954,447
Quanta Services, Inc.*	5,500	202,950

		2,294,091

Electrical Equipment (0.9%)
AMETEK, Inc.	30,523	1,571,629
Babcock & Wilcox Co.	9,702	322,106
Emerson Electric Co.	67,571	4,513,743
Hubbell, Inc., Class B	5,400	647,298
Rockwell Automation, Inc.	17,612	2,193,575
Roper Industries, Inc.	12,473	1,665,270
SolarCity Corp.*	2,900	181,598

		11,095,219

Industrial Conglomerates (0.9%)
3M Co.	73,441	9,963,006
Carlisle Cos., Inc.	411	32,609
Danaher Corp.	15,238	1,142,850

		11,138,465

Machinery (2.0%)
Caterpillar, Inc.	14,995	1,490,053
Colfax Corp.*	13,100	934,423
Crane Co.	5,600	398,440
Cummins, Inc.	19,586	2,918,118
Deere & Co.	48,747	4,426,228
Donaldson Co., Inc.	16,980	719,952
Dover Corp.	15,900	1,299,825
Flowserve Corp.	17,969	1,407,691
Graco, Inc.	7,716	576,694
Harsco Corp.	600	14,058
IDEX Corp.	9,576	697,995
Illinois Tool Works, Inc.	16,700	1,358,211
Ingersoll-Rand plc	24,900	1,425,276
ITT Corp.	11,300	483,188
Lincoln Electric Holdings, Inc.	10,400	748,904
Manitowoc Co., Inc.	16,700	525,215
Navistar International Corp.*	900	30,483
Nordson Corp.	8,100	570,969
PACCAR, Inc.	5,691	383,801
Pall Corp.	13,968	1,249,717
Snap-on, Inc.	800	90,784
Stanley Black & Decker, Inc.	1,800	146,232
Toro Co.	7,226	456,611
Valmont Industries, Inc.	3,368	501,293
WABCO Holdings, Inc.*	7,347	775,549
Wabtec Corp.	12,034	932,635
Xylem, Inc.	1,400	50,988

		24,613,333

Marine (0.0%)
Kirby Corp.*	4,188	424,035

Professional Services (0.4%)
Dun & Bradstreet Corp.	4,640	460,984
Equifax, Inc.	15,100	1,027,253
IHS, Inc., Class A*	8,317	1,010,516
Nielsen Holdings N.V.	3,891	173,655
Robert Half International, Inc.	17,505	734,335
Verisk Analytics, Inc., Class A*	18,991	1,138,700

		4,545,443

Road & Rail (1.5%)
Amerco, Inc.	500	116,060
Avis Budget Group, Inc.*	13,500	657,450
Con-way, Inc.	2,528	103,850
CSX Corp.	64,100	1,856,977
Genesee & Wyoming, Inc., Class A*	2,400	233,568
Hertz Global Holdings, Inc.*	43,500	1,158,840
J.B. Hunt Transport Services, Inc.	11,470	824,922
Kansas City Southern	13,869	1,415,470
Landstar System, Inc.	5,866	347,385
Norfolk Southern Corp.	7,200	699,624
Old Dominion Freight Line, Inc.*	8,900	504,986
Union Pacific Corp.	58,674	11,010,763

		18,929,895

Trading Companies & Distributors (0.4%)
Fastenal Co.	37,208	1,835,099
HD Supply Holdings, Inc.*	4,801	125,546
MRC Global, Inc.*	4,400	118,624
MSC Industrial Direct Co., Inc., Class A	5,977	517,130
United Rentals, Inc.*	11,800	1,120,292
W.W. Grainger, Inc.	7,446	1,881,306

		5,597,997

Total Industrials		151,670,090

Information Technology (26.9%)
Communications Equipment (1.7%)
CommScope Holding Co., Inc.*	2,905	71,695
F5 Networks, Inc.*	9,940	1,059,902
Harris Corp.	2,339	171,121
JDS Uniphase Corp.*	22,300	312,200
Juniper Networks, Inc.*	11,700	301,392
Motorola Solutions, Inc.	26,900	1,729,401
Palo Alto Networks, Inc.*	4,166	285,788
QUALCOMM, Inc.	217,239	17,131,468
Riverbed Technology, Inc.*	19,400	382,374

		21,445,341

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	20,132	1,845,098
CDW Corp.	1,174	32,215
Dolby Laboratories, Inc., Class A*	2,174	96,743
FLIR Systems, Inc.	12,406	446,616
IPG Photonics Corp.*	4,100	291,428
Knowles Corp.*	7,900	249,403
National Instruments Corp.	12,070	346,288
Trimble Navigation Ltd.*	32,068	1,246,483
Zebra Technologies Corp., Class A*	507	35,191

		4,589,465

Internet Software & Services (5.4%)
Akamai Technologies, Inc.*	22,323	1,299,422
eBay, Inc.*	163,076	9,008,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc.*	6,221	$1,149,890
Facebook, Inc., Class A*	214,200	12,903,408
Google, Inc., Class A*	33,992	37,884,424
IAC/InterActiveCorp	9,400	671,066
LinkedIn Corp., Class A*	12,200	2,256,268
Pandora Media, Inc.*	17,783	539,180
Rackspace Hosting, Inc.*	14,200	466,044
Twitter, Inc.*	7,543	352,032
VeriSign, Inc.*	16,241	875,552

		67,405,604

IT Services (6.2%)
Accenture plc, Class A	80,800	6,441,376
Alliance Data Systems Corp.*	6,240	1,700,088
Automatic Data Processing, Inc.	61,000	4,712,860
Booz Allen Hamilton Holding Corp.	3,600	79,200
Broadridge Financial Solutions, Inc.	15,187	564,045
Cognizant Technology Solutions Corp., Class A*	75,814	3,836,947
DST Systems, Inc.	3,489	330,722
Fidelity National Information Services, Inc.	3,600	192,420
Fiserv, Inc.*	33,458	1,896,734
FleetCor Technologies, Inc.*	8,524	981,112
Gartner, Inc.*	11,800	819,392
Genpact Ltd.*	21,054	366,761
Global Payments, Inc.	9,056	643,972
International Business Machines Corp.	124,116	23,891,089
Jack Henry & Associates, Inc.	10,800	602,208
MasterCard, Inc., Class A	146,920	10,974,924
NeuStar, Inc., Class A*	8,250	268,207
Paychex, Inc.	36,780	1,566,828
Teradata Corp.*	20,451	1,005,985
Total System Services, Inc.	15,900	483,519
Vantiv, Inc., Class A*	10,900	329,398
Visa, Inc., Class A	65,727	14,187,830
Western Union Co.	69,955	1,144,464

		77,020,081

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	76,123	305,253
Altera Corp.	13,856	502,142
Analog Devices, Inc.	16,699	887,385
Applied Materials, Inc.	99,800	2,037,916
Atmel Corp.*	53,800	449,768
Avago Technologies Ltd.	28,300	1,822,803
Broadcom Corp., Class A	31,337	986,489
Cree, Inc.*	14,800	837,088
Freescale Semiconductor Ltd.*	3,700	90,317
Intel Corp.	40,600	1,047,886
Lam Research Corp.*	4,798	263,890
Linear Technology Corp.	29,315	1,427,347
LSI Corp.	8,000	88,560
Maxim Integrated Products, Inc.	36,578	1,211,463
Microchip Technology, Inc.	24,717	1,180,484
ON Semiconductor Corp.*	53,800	505,720
Silicon Laboratories, Inc.*	4,593	239,984
Skyworks Solutions, Inc.*	19,900	746,648
Texas Instruments, Inc.	139,431	6,574,172
Xilinx, Inc.	33,163	1,799,756

		23,005,071

Software (6.8%)
Adobe Systems, Inc.*	24,634	1,619,439
ANSYS, Inc.*	11,712	902,058
Autodesk, Inc.*	22,380	1,100,648
Cadence Design Systems, Inc.*	35,500	551,670
Citrix Systems, Inc.*	23,529	1,351,270
Concur Technologies, Inc.*	5,900	584,513
Electronic Arts, Inc.*	29,200	847,092
FactSet Research Systems, Inc.	5,569	600,394
FireEye, Inc.*	1,595	98,204
Fortinet, Inc.*	17,000	374,510
Informatica Corp.*	13,500	510,030
Intuit, Inc.	37,329	2,901,583
MICROS Systems, Inc.*	1,414	74,843
Microsoft Corp.#	1,049,849	43,033,311
NetSuite, Inc.*	4,400	417,252
Oracle Corp.	426,632	17,453,515
Red Hat, Inc.*	23,751	1,258,328
Rovi Corp.*	1,493	34,011
Salesforce.com, Inc.*	74,084	4,229,456
ServiceNow, Inc.*	9,889	592,549
SolarWinds, Inc.*	8,200	349,566
Solera Holdings, Inc.	8,600	544,724
Splunk, Inc.*	14,200	1,015,158
Symantec Corp.	63,739	1,272,868
Tableau Software, Inc., Class A*	1,200	91,296
TIBCO Software, Inc.*	20,600	418,592
VMware, Inc., Class A*	10,766	1,162,943
Workday, Inc., Class A*	5,060	462,636

		83,852,459

Technology Hardware, Storage & Peripherals (4.5%)
3D Systems Corp.*	12,600	745,290
Apple, Inc.	89,422	47,996,364
EMC Corp.	132,052	3,619,545
NCR Corp.*	20,612	753,369
NetApp, Inc.	42,726	1,576,590
SanDisk Corp.	12,900	1,047,351
Stratasys Ltd.*	2,500	265,225

		56,003,734

Total Information Technology		333,321,755

Materials (4.5%)
Chemicals (3.7%)
Airgas, Inc.	8,200	873,382
Albemarle Corp.	3,882	257,842
Celanese Corp.	19,992	1,109,756
Dow Chemical Co.	19,900	966,941
E.I. du Pont de Nemours & Co.	115,721	7,764,879
Eastman Chemical Co.	19,488	1,680,061
Ecolab, Inc.	32,941	3,557,299
FMC Corp.	17,058	1,305,961
International Flavors & Fragrances, Inc.	10,266	982,148
LyondellBasell Industries N.V., Class A	48,500	4,313,590
Monsanto Co.	67,168	7,641,703
NewMarket Corp.	1,200	468,936
PPG Industries, Inc.	16,300	3,153,398
Praxair, Inc.	37,168	4,867,893
Rockwood Holdings, Inc.	6,700	498,480
RPM International, Inc.	15,500	648,520
Scotts Miracle-Gro Co., Class A	5,393	330,483
Sherwin-Williams Co.	11,171	2,202,139
Sigma-Aldrich Corp.	14,324	1,337,575
Valspar Corp.	11,200	807,744
W.R. Grace & Co.*	8,300	823,111
Westlake Chemical Corp.	4,400	291,192

		45,883,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Eagle Materials, Inc.	6,200	$549,692
Martin Marietta Materials, Inc.	5,836	749,050

		1,298,742

Containers & Packaging (0.4%)
AptarGroup, Inc.	5,900	389,990
Avery Dennison Corp.	3,900	197,613
Ball Corp.	18,624	1,020,782
Bemis Co., Inc.	5,600	219,744
Crown Holdings, Inc.*	15,403	689,130
Greif, Inc., Class A	700	36,743
Owens-Illinois, Inc.*	12,100	409,343
Packaging Corp. of America	12,300	865,551
Rock-Tenn Co., Class A	6,500	686,205
Sealed Air Corp.	24,600	808,602
Silgan Holdings, Inc.	5,500	272,360

		5,596,063

Metals & Mining (0.1%)
Compass Minerals International, Inc.	4,219	348,152
Royal Gold, Inc.	2,022	126,618
Southern Copper Corp.	19,829	577,222
Tahoe Resources, Inc.*	1,300	27,495

		1,079,487

Paper & Forest Products (0.2%)
International Paper Co.	48,000	2,202,240

Total Materials		56,059,565

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.1%)
Intelsat S.A.*	100	1,872
Level 3 Communications, Inc.*	6,814	266,700
tw telecom, Inc.*	17,657	551,958
Verizon Communications, Inc.	518,800	24,679,316
Windstream Holdings, Inc.	70,380	579,931

		26,079,777

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	16,018	1,456,997
Sprint Corp.*	19,440	178,654

		1,635,651

Total Telecommunication Services		27,715,428

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	19,699	735,758

Gas Utilities (0.0%)
ONE Gas, Inc.*	6,000	215,580
Questar Corp.	2,800	66,584

		282,164

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	5,300	110,823

Water Utilities (0.0%)
Aqua America, Inc.	19,300	483,851

Total Utilities		1,612,596

Total Investments (99.1%) (Cost $599,184,722)		1,230,257,596
Other Assets Less Liabilities (0.9%)		11,570,835

Net Assets (100%)		$1,241,828,431

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $24,757,960.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	99	June-14	$9,191,202	$9,229,770	$38,568

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$236,704,863	$—	$—	$236,704,863
Consumer Staples	142,196,873	1,707,339	—	143,904,212
Energy	58,713,457	—	—	58,713,457
Financials	68,018,630	—	—	68,018,630
Health Care	152,537,000	—	—	152,537,000
Industrials	151,670,090	—	—	151,670,090
Information Technology	333,321,755	—	—	333,321,755
Materials	56,059,565	—	—	56,059,565
Telecommunication Services	27,715,428	—	—	27,715,428
Utilities	1,612,596	—	—	1,612,596
Futures	38,568	—	—	38,568

Total Assets	$1,228,588,825	$1,707,339	$—	$1,230,296,164

Total Liabilities	$—	$—	$—	$—

Total	$1,228,588,825	$1,707,339	$—	$1,230,296,164

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,786,872
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,202,500

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$632,831,800
Aggregate gross unrealized depreciation	(3,703,709)

Net unrealized appreciation	$629,128,091

Federal income tax cost of investments	$601,129,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.6%)
Allison Transmission Holdings, Inc.	1,154	$34,551
BorgWarner, Inc.	172,624	10,611,197
Delphi Automotive plc	277,228	18,812,692
Gentex Corp.	19,175	604,588
Goodyear Tire & Rubber Co.	56,967	1,488,548
Lear Corp.	2,113	176,900
Visteon Corp.*	11,541	1,020,686

		32,749,162

Automobiles (0.4%)
Ford Motor Co.	314,066	4,899,430
Harley-Davidson, Inc.	83,279	5,547,214
Tesla Motors, Inc.*	33,814	7,048,528
Thor Industries, Inc.	10,254	626,109

		18,121,281

Distributors (0.2%)
Genuine Parts Co.	33,947	2,948,297
LKQ Corp.*	292,817	7,715,728

		10,664,025

Diversified Consumer Services (0.1%)
H&R Block, Inc.	63,135	1,906,046
Service Corp. International	38,362	762,636
Weight Watchers International, Inc.	3,396	69,754

		2,738,436

Hotels, Restaurants & Leisure (3.7%)
ARAMARK Holdings Corp.	8,548	247,208
Bally Technologies, Inc.*	8,972	594,574
Brinker International, Inc.	15,364	805,842
Burger King Worldwide, Inc.	23,305	618,748
Carnival plc	49,955	1,906,185
Chipotle Mexican Grill, Inc.*	28,816	16,368,929
Choice Hotels International, Inc.	355	16,330
Darden Restaurants, Inc.	19,659	997,891
Domino’s Pizza, Inc.	99,583	7,664,903
Dunkin’ Brands Group, Inc.	24,719	1,240,399
Hilton Worldwide Holdings, Inc.*	17,777	395,360
International Game Technology	57,229	804,640
Las Vegas Sands Corp.	174,333	14,082,620
Marriott International, Inc., Class A	77,695	4,352,474
McDonald’s Corp.	232,353	22,777,565
MGM Resorts International*	174,084	4,501,812
Norwegian Cruise Line Holdings Ltd.*	5,878	189,683
Panera Bread Co., Class A*	6,128	1,081,408
SeaWorld Entertainment, Inc.	7,061	213,454
Six Flags Entertainment Corp.	15,336	615,740
Starbucks Corp.	564,471	41,420,882
Starwood Hotels & Resorts Worldwide, Inc.	353,216	28,115,994
Wyndham Worldwide Corp.	29,707	2,175,444
Wynn Macau Ltd.	601,200	2,502,969
Wynn Resorts Ltd.	136,635	30,353,465
Yum! Brands, Inc.	104,261	7,860,237

		191,904,756

Household Durables (0.2%)
D.R. Horton, Inc.	86,277	1,867,897
Jarden Corp.*	29,474	1,763,429
Lennar Corp., Class A	51,253	2,030,644
Newell Rubbermaid, Inc.	38,736	1,158,206
NVR, Inc.*	909	1,042,623
PulteGroup, Inc.	89,844	1,724,106
Taylor Morrison Home Corp., Class A*	6,481	152,304
Tempur Sealy International, Inc.*	14,007	709,735
Tupperware Brands Corp.	12,266	1,027,400
Whirlpool Corp.	1,285	192,056

		11,668,400

Internet & Catalog Retail (3.2%)
Amazon.com, Inc.*	207,752	69,912,703
Ctrip.com International Ltd. (ADR)*	69,305	3,494,358
Expedia, Inc.	24,710	1,791,475
Groupon, Inc.*	97,398	763,600
HomeAway, Inc.*	14,102	531,223
Liberty Interactive Corp.*	9,368	270,454
Liberty Ventures*	8,530	1,111,715
Netflix, Inc.*	43,594	15,346,396
priceline.com, Inc.*	57,270	68,259,540
TripAdvisor, Inc.*	25,980	2,353,528
zulily, Inc., Class A*	1,839	92,300

		163,927,292

Leisure Products (0.1%)
Hasbro, Inc.	22,646	1,259,571
Mattel, Inc.	80,065	3,211,407
Polaris Industries, Inc.	15,014	2,097,606

		6,568,584

Media (3.7%)
AMC Networks, Inc., Class A*	131,392	9,603,441
Cablevision Systems Corp. - New York Group, Class A	45,210	762,693
CBS Corp. (Non-Voting), Class B	130,269	8,050,624
Charter Communications, Inc., Class A*	26,558	3,271,946
Cinemark Holdings, Inc.	26,754	776,134
Clear Channel Outdoor Holdings, Inc., Class A	9,847	89,706
Comcast Corp., Class A	933,372	46,687,267
DIRECTV*	113,832	8,699,041
Discovery Communications, Inc., Class A*	56,722	4,690,909
Discovery Communications, Inc., Class C*	24,946	1,922,339
DISH Network Corp., Class A*	48,333	3,006,796
Interpublic Group of Cos., Inc.	45,225	775,157
Lamar Advertising Co., Class A*	18,274	931,791
Liberty Global plc*	329,273	13,404,704
Liberty Global plc, Class A*	121,517	5,055,107
Lions Gate Entertainment Corp.	18,772	501,776
Madison Square Garden Co., Class A*	14,184	805,368
Morningstar, Inc.	4,814	380,402
News Corp., Class A*	84,899	1,461,961
Omnicom Group, Inc.	59,938	4,351,499
Regal Entertainment Group, Class A	4,196	78,381
Scripps Networks Interactive, Inc., Class A	25,423	1,929,860
Sirius XM Holdings, Inc.*	337,621	1,080,387
Starz, Class A*	22,178	715,906
Time Warner Cable, Inc.	67,437	9,251,008
Twenty-First Century Fox, Inc., Class A	651,455	20,827,016
Viacom, Inc., Class B	103,366	8,785,076
Walt Disney Co.	398,271	31,889,559

		189,785,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.5%)
Big Lots, Inc.*	3,585	$135,764
Dillard’s, Inc., Class A	4,230	390,852
Dollar General Corp.*	75,845	4,207,881
Dollar Tree, Inc.*	73,289	3,824,220
Family Dollar Stores, Inc.	22,324	1,295,015
Macy’s, Inc.	68,928	4,086,741
Nordstrom, Inc.	33,622	2,099,694
Target Corp.	116,607	7,055,889

		23,096,056

Specialty Retail (3.5%)
Aaron’s, Inc.	2,537	76,719
Abercrombie & Fitch Co., Class A	2,131	82,044
Advance Auto Parts, Inc.	72,515	9,173,147
American Eagle Outfitters, Inc.	28,891	353,626
Ascena Retail Group, Inc.*	4,269	73,768
AutoNation, Inc.*	141,790	7,547,482
AutoZone, Inc.*	18,817	10,106,611
Bed Bath & Beyond, Inc.*	50,669	3,486,027
Best Buy Co., Inc.	16,959	447,887
Cabela’s, Inc.*	11,031	722,641
CarMax, Inc.*	145,090	6,790,212
Chico’s FAS, Inc.	33,247	532,949
Dick’s Sporting Goods, Inc.	22,910	1,251,115
DSW, Inc., Class A	15,070	540,410
Foot Locker, Inc.	4,109	193,041
Gap, Inc.	64,720	2,592,683
GNC Holdings, Inc., Class A	22,802	1,003,744
Home Depot, Inc.	527,421	41,734,824
L Brands, Inc.	55,639	3,158,626
Lowe’s Cos., Inc.	380,323	18,597,795
O’Reilly Automotive, Inc.*	25,607	3,799,823
PetSmart, Inc.	23,954	1,650,191
Restoration Hardware Holdings, Inc.*	90,682	6,673,288
Ross Stores, Inc.	88,688	6,345,626
Sally Beauty Holdings, Inc.*	39,372	1,078,793
Signet Jewelers Ltd.	1,632	172,764
Tiffany & Co.	25,898	2,231,113
TJX Cos., Inc.	663,645	40,250,069
Tractor Supply Co.	95,699	6,759,220
Ulta Salon Cosmetics & Fragrance, Inc.*	14,763	1,439,097
Urban Outfitters, Inc.*	24,965	910,474
Williams-Sonoma, Inc.	22,652	1,509,529

		181,285,338

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	12,646	981,962
Coach, Inc.	65,135	3,234,604
Deckers Outdoor Corp.*	3,503	279,294
Fossil Group, Inc.*	11,220	1,308,364
Hanesbrands, Inc.	31,947	2,443,307
Michael Kors Holdings Ltd.*	46,706	4,356,269
NIKE, Inc., Class B	202,664	14,968,763
Prada S.p.A.	91,000	712,138
PVH Corp.	16,647	2,077,046
Ralph Lauren Corp.	13,908	2,238,215
Under Armour, Inc., Class A*	109,442	12,546,431
VF Corp.	81,181	5,023,480

		50,169,873

Total Consumer Discretionary		882,679,057

Consumer Staples (6.3%)
Beverages (2.0%)
Brown-Forman Corp., Class B	35,060	3,144,531
Coca-Cola Co.	886,447	34,270,041
Coca-Cola Enterprises, Inc.	60,188	2,874,579
Constellation Brands, Inc., Class A*	241,632	20,531,471
Dr. Pepper Snapple Group, Inc.	47,303	2,576,121
Monster Beverage Corp.*	31,110	2,160,590
PepsiCo, Inc.	425,166	35,501,361

		101,058,694

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	128,127	14,309,223
CVS Caremark Corp.	112,245	8,402,661
Fresh Market, Inc.*	9,511	319,569
Kroger Co.	120,543	5,261,702
Safeway, Inc.	4,361	161,095
Sprouts Farmers Market, Inc.*	3,332	120,052
Sysco Corp.	47,609	1,720,113
Walgreen Co.	165,358	10,918,589
Wal-Mart Stores, Inc.	247,444	18,912,145
Whole Foods Market, Inc.	149,390	7,575,567

		67,700,716

Food Products (1.2%)
Archer-Daniels-Midland Co.	11,642	505,146
Campbell Soup Co.	26,806	1,203,053
ConAgra Foods, Inc.	89,375	2,773,306
Flowers Foods, Inc.	39,661	850,728
General Mills, Inc.	149,416	7,742,737
Hershey Co.	34,768	3,629,779
Hillshire Brands Co.	28,541	1,063,438
Hormel Foods Corp.	31,091	1,531,854
Ingredion, Inc.	2,193	149,299
J.M. Smucker Co.	3,254	316,419
Kellogg Co.	55,524	3,481,910
Keurig Green Mountain, Inc.	189,769	20,037,709
Kraft Foods Group, Inc.	137,784	7,729,682
McCormick & Co., Inc. (Non-Voting)	30,579	2,193,738
Mead Johnson Nutrition Co.	46,933	3,902,010
Nestle S.A. (Registered)	22,507	1,695,877
Pinnacle Foods, Inc.	4,473	133,564
WhiteWave Foods Co., Class A*	32,142	917,333

		59,857,582

Household Products (0.6%)
Church & Dwight Co., Inc.	32,036	2,212,727
Clorox Co.	25,517	2,245,751
Colgate-Palmolive Co.	216,177	14,023,402
Kimberly-Clark Corp.	74,522	8,216,050
Procter & Gamble Co.	21,741	1,752,325

		28,450,255

Personal Products (0.1%)
Avon Products, Inc.	100,421	1,470,163
Coty, Inc., Class A	8,795	131,749
Estee Lauder Cos., Inc., Class A	53,686	3,590,520
Herbalife Ltd.	19,769	1,132,171
Nu Skin Enterprises, Inc., Class A	13,545	1,122,203

		7,446,806

Tobacco (1.1%)
Altria Group, Inc.	465,536	17,425,012
Lorillard, Inc.	87,559	4,735,191
Philip Morris International, Inc.	379,046	31,032,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Reynolds American, Inc.	55,306	$2,954,447

		56,147,146

Total Consumer Staples		320,661,199

Energy (3.6%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	2,475	124,715
Baker Hughes, Inc.	6,477	421,134
Cameron International Corp.*	32,341	1,997,704
Dresser-Rand Group, Inc.*	17,665	1,031,813
Dril-Quip, Inc.*	9,413	1,055,197
FMC Technologies, Inc.*	54,983	2,875,061
Frank’s International N.V.	3,570	88,465
Halliburton Co.	196,592	11,577,303
Oceaneering International, Inc.	25,085	1,802,608
RPC, Inc.	11,726	239,445
Schlumberger Ltd.	482,017	46,996,657
Seadrill Ltd.	81,923	2,880,413

		71,090,515

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.	6,409	543,227
Antero Resources Corp.*	86,351	5,405,573
Cabot Oil & Gas Corp.	97,706	3,310,279
Cheniere Energy, Inc.*	55,940	3,096,279
Cobalt International Energy, Inc.*	58,557	1,072,764
Concho Resources, Inc.*	46,642	5,713,645
Continental Resources, Inc.*	150,989	18,763,403
CVR Energy, Inc.	3,627	153,241
EOG Resources, Inc.	59,024	11,578,738
EP Energy Corp., Class A*	3,747	73,329
EQT Corp.	58,388	5,661,884
Gulfport Energy Corp.*	105,573	7,514,686
Kinder Morgan, Inc.	140,618	4,568,679
Kosmos Energy Ltd.*	23,422	257,642
Laredo Petroleum Holdings, Inc.*	8,780	227,051
Marathon Petroleum Corp.	68,070	5,924,813
Noble Energy, Inc.	10,569	750,822
Oasis Petroleum, Inc.*	23,355	974,604
ONEOK, Inc.	44,912	2,661,036
Pioneer Natural Resources Co.	100,903	18,882,987
QEP Resources, Inc.	4,203	123,736
Range Resources Corp.	88,840	7,371,055
SM Energy Co.	15,370	1,095,727
Southwestern Energy Co.*	81,482	3,748,987
Whiting Petroleum Corp.*	2,188	151,825
Williams Cos., Inc.	86,879	3,525,550
World Fuel Services Corp.	3,185	140,459

		113,292,021

Total Energy		184,382,536

Financials (4.6%)
Banks (0.1%)
Signature Bank/New York*	1,064	133,628
Texas Capital Bancshares, Inc.*	101,889	6,616,671

		6,750,299

Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	54,953	10,993,348
Ameriprise Financial, Inc.	14,096	1,551,547
Artisan Partners Asset Management, Inc., Class A	1,326	85,196
BlackRock, Inc.	19,860	6,245,573
Charles Schwab Corp.	44,849	1,225,723
Eaton Vance Corp.	27,833	1,062,107
Federated Investors, Inc., Class B	15,898	485,525
Franklin Resources, Inc.	95,224	5,159,236
Invesco Ltd.	67,603	2,501,311
Lazard Ltd., Class A	29,705	1,398,808
LPL Financial Holdings, Inc.	9,702	509,743
SEI Investments Co.	31,624	1,062,883
State Street Corp.	36,000	2,503,800
T. Rowe Price Group, Inc.	60,112	4,950,223
TD Ameritrade Holding Corp.	88,282	2,997,174
Waddell & Reed Financial, Inc., Class A	19,925	1,466,878

		44,199,075

Consumer Finance (1.1%)
American Express Co.	648,476	58,382,294
Santander Consumer USA Holdings, Inc.*	14,696	353,880

		58,736,174

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	20,238	1,145,471
IntercontinentalExchange Group, Inc.	79,790	15,784,856
Leucadia National Corp.	9,253	259,084
McGraw Hill Financial, Inc.	29,992	2,288,390
Moody’s Corp.	45,076	3,575,428
MSCI, Inc.*	11,756	505,743

		23,558,972

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	2,652	273,660
American Financial Group, Inc./Ohio	2,453	141,563
Aon plc	55,244	4,655,964
Arch Capital Group Ltd.*	1,948	112,088
Arthur J. Gallagher & Co.	29,390	1,398,376
Axis Capital Holdings Ltd.	6,620	303,527
Brown & Brown, Inc.	12,503	384,592
Chubb Corp.	8,131	726,098
eHealth, Inc.*	104,480	5,307,584
Endurance Specialty Holdings Ltd.	3,407	183,399
Erie Indemnity Co., Class A	5,780	403,213
Fidelity National Financial, Inc., Class A	4,900	154,056
Hanover Insurance Group, Inc.	2,919	179,343
Loews Corp.	5,693	250,777
Marsh & McLennan Cos., Inc.	85,360	4,208,248
Progressive Corp.	112,418	2,722,764
Prudential Financial, Inc.	41,293	3,495,453
Travelers Cos., Inc.	22,128	1,883,093
Validus Holdings Ltd.	1,871	70,555

		26,854,353

Real Estate Investment Trusts (REITs) (1.3%)
American Homes 4 Rent (REIT), Class A	2,368	39,569
American Tower Corp. (REIT)	217,307	17,790,924
Apartment Investment & Management Co. (REIT), Class A	18,608	562,334
Boston Properties, Inc. (REIT)	3,338	382,301
Brixmor Property Group, Inc. (REIT)	2,153	45,923
CBL & Associates Properties, Inc. (REIT)	12,360	219,390
Corrections Corp. of America (REIT)	16,941	530,592
Crown Castle International Corp. (REIT)	237,658	17,534,407
Digital Realty Trust, Inc. (REIT)	23,405	1,242,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Lifestyle Properties, Inc. (REIT)	13,994	$568,856
Extra Space Storage, Inc. (REIT)	2,064	100,125
Federal Realty Investment Trust (REIT)	9,941	1,140,431
Omega Healthcare Investors, Inc. (REIT)	28,329	949,588
Plum Creek Timber Co., Inc. (REIT)	41,016	1,724,313
Public Storage (REIT)	30,930	5,211,396
Rayonier, Inc. (REIT)	29,207	1,340,893
Regency Centers Corp. (REIT)	8,926	455,762
Senior Housing Properties Trust (REIT)	3,182	71,500
Simon Property Group, Inc. (REIT)	53,680	8,803,520
Spirit Realty Capital, Inc. (REIT)	16,567	181,906
Tanger Factory Outlet Centers, Inc. (REIT)	21,907	766,745
Taubman Centers, Inc. (REIT)	2,706	191,558
Ventas, Inc. (REIT)	30,642	1,855,986
Vornado Realty Trust (REIT)	8,412	829,087
Weyerhaeuser Co. (REIT)	134,969	3,961,340

		66,500,783

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,692	1,774,501
Realogy Holdings Corp.*	24,846	1,079,559
St. Joe Co.*	444	8,547

		2,862,607

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.*	4,969	161,294
Ocwen Financial Corp.*	93,685	3,670,578

		3,831,872

Total Financials		233,294,135

Health Care (10.9%)
Biotechnology (5.3%)
Alexion Pharmaceuticals, Inc.*	139,639	21,243,281
Alkermes plc*	31,378	1,383,456
Amgen, Inc.	173,817	21,438,589
ARIAD Pharmaceuticals, Inc.*	42,768	344,710
Biogen Idec, Inc.*	241,989	74,017,175
BioMarin Pharmaceutical, Inc.*	32,226	2,198,135
Celgene Corp.*	290,761	40,590,236
Cubist Pharmaceuticals, Inc.*	15,121	1,106,101
Gilead Sciences, Inc.*	1,098,446	77,835,884
Incyte Corp.*	58,264	3,118,289
Medivation, Inc.*	17,387	1,119,201
Myriad Genetics, Inc.*	17,362	593,607
Pharmacyclics, Inc.*	30,432	3,049,895
Regeneron Pharmaceuticals, Inc.*	50,961	15,302,569
Seattle Genetics, Inc.*	23,282	1,060,728
Theravance, Inc.*	18,284	565,707
United Therapeutics Corp.*	10,788	1,014,396
Vertex Pharmaceuticals, Inc.*	89,668	6,341,321

		272,323,280

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	125,610	9,242,384
Becton, Dickinson and Co.	45,025	5,271,527
Boston Scientific Corp.*	593,720	8,027,094
C.R. Bard, Inc.	18,657	2,760,863
Cooper Cos., Inc.	8,303	1,140,500
DENTSPLY International, Inc.	9,299	428,126
Edwards Lifesciences Corp.*	24,861	1,843,940
Hologic, Inc.*	18,366	394,869
IDEXX Laboratories, Inc.*	35,123	4,263,932
Intuitive Surgical, Inc.*	8,823	3,864,386
ResMed, Inc.	33,033	1,476,245
Sirona Dental Systems, Inc.*	12,741	951,370
St. Jude Medical, Inc.	41,777	2,731,798
Stryker Corp.	64,187	5,229,315
Varian Medical Systems, Inc.*	25,137	2,111,257
Zimmer Holdings, Inc.	2,186	206,752

		49,944,358

Health Care Providers & Services (1.9%)
Aetna, Inc.	23,327	1,748,825
AmerisourceBergen Corp.	53,524	3,510,639
Brookdale Senior Living, Inc.*	23,061	772,774
Catamaran Corp.*	47,735	2,136,619
Cigna Corp.	3,833	320,937
Community Health Systems, Inc.*	5,879	230,280
DaVita HealthCare Partners, Inc.*	162,210	11,168,158
Envision Healthcare Holdings, Inc.*	193,635	6,550,672
Express Scripts Holding Co.*	157,197	11,803,923
HCA Holdings, Inc.*	4,527	237,667
Henry Schein, Inc.*	20,199	2,411,155
Humana, Inc.	5,700	642,504
Laboratory Corp. of America Holdings*	20,262	1,989,931
McKesson Corp.	155,800	27,509,606
MEDNAX, Inc.*	15,094	935,526
Patterson Cos., Inc.	18,156	758,195
Premier, Inc., Class A*	4,852	159,873
Quest Diagnostics, Inc.	2,229	129,104
Tenet Healthcare Corp.*	22,492	962,883
UnitedHealth Group, Inc.	270,141	22,148,861
Universal Health Services, Inc., Class B	14,159	1,162,029

		97,290,161

Health Care Technology (0.2%)
Cerner Corp.*	164,280	9,240,750
Veeva Systems, Inc., Class A*	2,279	60,849

		9,301,599

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	9,438	527,773
Bruker Corp.*	25,417	579,253
Charles River Laboratories International, Inc.*	5,122	309,062
Covance, Inc.*	12,957	1,346,232
Illumina, Inc.*	28,830	4,285,868
Mettler-Toledo International, Inc.*	6,999	1,649,524
Quintiles Transnational Holdings, Inc.*	2,837	144,035
Techne Corp.	3,966	338,577
Waters Corp.*	19,865	2,153,565

		11,333,889

Pharmaceuticals (2.3%)
AbbVie, Inc.	584,220	30,028,908
Actavis plc*	40,202	8,275,582
Allergan, Inc.	68,698	8,525,422
Bristol-Myers Squibb Co.	498,900	25,917,855
Eli Lilly and Co.	50,323	2,962,012
Endo International plc*	31,146	2,138,173
Jazz Pharmaceuticals plc*	52,123	7,228,418
Johnson & Johnson	83,983	8,249,650
Mylan, Inc.*	88,333	4,313,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pacira Pharmaceuticals, Inc.*	112,717	$7,889,063
Perrigo Co. plc	29,220	4,519,165
Salix Pharmaceuticals Ltd.*	14,214	1,472,712
Valeant Pharmaceuticals International, Inc.*	41,945	5,529,609
Zoetis, Inc.	115,891	3,353,886

		120,403,755

Total Health Care		560,597,042

Industrials (9.3%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.*	139,295	12,089,413
Boeing Co.	236,738	29,708,252
General Dynamics Corp.	112,658	12,270,709
Hexcel Corp.*	23,250	1,012,305
Honeywell International, Inc.	182,349	16,914,693
Huntington Ingalls Industries, Inc.	11,628	1,189,079
Lockheed Martin Corp.	60,169	9,821,988
Precision Castparts Corp.	113,215	28,616,224
Rockwell Collins, Inc.	28,024	2,232,672
Spirit AeroSystems Holdings, Inc., Class A*	3,608	101,710
TransDigm Group, Inc.	12,147	2,249,624
Triumph Group, Inc.	2,430	156,929
United Technologies Corp.	245,137	28,641,807

		145,005,405

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	35,156	1,841,823
Expeditors International of Washington, Inc.	47,901	1,898,317
FedEx Corp.	28,800	3,817,728
United Parcel Service, Inc., Class B	167,880	16,348,154

		23,906,022

Airlines (0.8%)
Alaska Air Group, Inc.	15,048	1,404,129
American Airlines Group, Inc.*	365,062	13,361,269
Copa Holdings S.A., Class A	41,518	6,027,998
Delta Air Lines, Inc.	442,077	15,317,968
Southwest Airlines Co.	18,482	436,360
United Continental Holdings, Inc.*	144,601	6,453,543

		43,001,267

Building Products (0.2%)
A.O. Smith Corp.	7,666	352,789
Allegion plc	16,453	858,353
Armstrong World Industries, Inc.*	5,835	310,714
Fortune Brands Home & Security, Inc.	175,393	7,380,538
Lennox International, Inc.	11,686	1,062,374
Masco Corp.	82,737	1,837,589

		11,802,357

Commercial Services & Supplies (0.2%)
Cintas Corp.	6,738	401,652
Clean Harbors, Inc.*	14,045	769,526
Copart, Inc.*	25,905	942,683
Iron Mountain, Inc.	35,560	980,389
KAR Auction Services, Inc.	6,583	199,794
Pitney Bowes, Inc.	20,320	528,117
R.R. Donnelley & Sons Co.	22,911	410,107
Rollins, Inc.	14,806	447,733
Stericycle, Inc.*	20,002	2,272,627
Tyco International Ltd.	72,700	3,082,480
Waste Connections, Inc.	27,017	1,184,966
Waste Management, Inc.	8,652	363,990

		11,584,064

Construction & Engineering (0.2%)
AECOM Technology Corp.*	2,299	73,959
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	23,318	2,032,164
Fluor Corp.	22,619	1,758,175
Quanta Services, Inc.*	203,987	7,527,120

		11,391,418

Electrical Equipment (0.7%)
AMETEK, Inc.	56,453	2,906,765
Babcock & Wilcox Co.	17,979	596,903
Eaton Corp. plc	96,075	7,217,154
Emerson Electric Co.	124,627	8,325,083
Hubbell, Inc., Class B	9,979	1,196,183
Rockwell Automation, Inc.	32,372	4,031,933
Roper Industries, Inc.	61,247	8,177,087
SolarCity Corp.*	5,457	341,717

		32,792,825

Industrial Conglomerates (0.6%)
3M Co.	135,328	18,358,597
Carlisle Cos., Inc.	751	59,584
Danaher Corp.	184,940	13,870,500

		32,288,681

Machinery (1.1%)
Caterpillar, Inc.	27,596	2,742,215
Colfax Corp.*	24,124	1,720,765
Crane Co.	10,388	739,106
Cummins, Inc.	36,063	5,373,026
Deere & Co.	89,939	8,166,461
Donaldson Co., Inc.	31,379	1,330,470
Dover Corp.	29,273	2,393,068
Flowserve Corp.	47,646	3,732,588
Graco, Inc.	14,207	1,061,831
Harsco Corp.	1,357	31,794
IDEX Corp.	17,772	1,295,401
Illinois Tool Works, Inc.	30,723	2,498,702
Ingersoll-Rand plc	45,891	2,626,801
ITT Corp.	20,851	891,589
Lincoln Electric Holdings, Inc.	19,262	1,387,057
Manitowoc Co., Inc.	30,963	973,786
Navistar International Corp.*	1,705	57,748
Nordson Corp.	14,892	1,049,737
PACCAR, Inc.	10,590	714,190
Pall Corp.	25,800	2,308,326
Proto Labs, Inc.*	80,689	5,460,225
Snap-on, Inc.	1,527	173,284
Stanley Black & Decker, Inc.	3,301	268,173
Toro Co.	13,420	848,010
Valmont Industries, Inc.	6,205	923,552
WABCO Holdings, Inc.*	13,537	1,428,966
Wabtec Corp.	56,403	4,371,232
Xylem, Inc.	2,627	95,675

		54,663,778

Marine (0.0%)
Kirby Corp.*	7,782	787,927

Professional Services (0.5%)
Advisory Board Co.*	74,007	4,754,950
Dun & Bradstreet Corp.	8,074	802,152
Equifax, Inc.	27,945	1,901,098
IHS, Inc., Class A*	105,727	12,845,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings N.V.	7,284	$325,085
Robert Half International, Inc.	32,356	1,357,334
Verisk Analytics, Inc., Class A*	35,088	2,103,876

		24,090,326

Road & Rail (1.3%)
Amerco, Inc.	927	215,175
Avis Budget Group, Inc.*	24,984	1,216,721
Canadian Pacific Railway Ltd.	135,156	20,331,517
Con-way, Inc.	4,782	196,445
CSX Corp.	118,209	3,424,515
Genesee & Wyoming, Inc., Class A*	4,410	429,181
Hertz Global Holdings, Inc.*	80,288	2,138,872
J.B. Hunt Transport Services, Inc.	38,226	2,749,214
Kansas City Southern	78,324	7,993,747
Landstar System, Inc.	10,811	640,227
Norfolk Southern Corp.	13,224	1,284,976
Old Dominion Freight Line, Inc.*	16,462	934,054
Union Pacific Corp.	123,354	23,148,612

		64,703,256

Trading Companies & Distributors (0.4%)
Fastenal Co.	118,584	5,848,563
HD Supply Holdings, Inc.*	8,983	234,905
MRC Global, Inc.*	8,256	222,582
MSC Industrial Direct Co., Inc., Class A	10,964	948,605
United Rentals, Inc.*	108,640	10,314,282
W.W. Grainger, Inc.	18,658	4,714,130

		22,283,067

Total Industrials		478,300,393

Information Technology (19.5%)
Communications Equipment (0.9%)
CommScope Holding Co., Inc.*	5,529	136,456
F5 Networks, Inc.*	15,696	1,673,664
Harris Corp.	4,416	323,075
JDS Uniphase Corp.*	41,379	579,306
Juniper Networks, Inc.*	116,960	3,012,890
Motorola Solutions, Inc.	49,615	3,189,748
Palo Alto Networks, Inc.*	8,287	568,488
QUALCOMM, Inc.	434,927	34,298,343
Riverbed Technology, Inc.*	35,841	706,426

		44,488,396

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	37,047	3,395,358
CDW Corp.	2,203	60,450
Cognex Corp.*	182,500	6,179,450
Dolby Laboratories, Inc., Class A*	4,172	185,654
FLIR Systems, Inc.	22,942	825,912
IPG Photonics Corp.*	7,533	535,446
Knowles Corp.*	14,667	463,037
National Instruments Corp.	22,350	641,221
Trimble Navigation Ltd.*	59,300	2,304,991
Zebra Technologies Corp., Class A*	1,055	73,228

		14,664,747

Internet Software & Services (5.6%)
Akamai Technologies, Inc.*	76,306	4,441,772
Baidu, Inc. (ADR)*	33,264	5,068,768
CoStar Group, Inc.*	27,111	5,062,708
eBay, Inc.*	362,509	20,024,997
Equinix, Inc.*	11,442	2,114,939
Facebook, Inc., Class A*	1,148,277	69,172,207
Google, Inc., Class A*	138,580	154,448,796
IAC/InterActiveCorp	17,316	1,236,189
LinkedIn Corp., Class A*	66,392	12,278,536
NAVER Corp.	3,985	2,901,135
Pandora Media, Inc.*	32,893	997,316
Rackspace Hosting, Inc.*	26,201	859,917
Tencent Holdings Ltd.	25,500	1,775,463
Twitter, Inc.*	13,961	651,560
VeriSign, Inc.*	30,058	1,620,427
Yelp, Inc.*	50,477	3,883,196

		286,537,926

IT Services (4.8%)
Accenture plc, Class A	148,947	11,874,055
Alliance Data Systems Corp.*	49,531	13,494,721
Automatic Data Processing, Inc.	112,462	8,688,814
Booz Allen Hamilton Holding Corp.	6,723	147,906
Broadridge Financial Solutions, Inc.	28,113	1,044,117
Cognizant Technology Solutions Corp., Class A*	300,020	15,184,012
DST Systems, Inc.	6,440	610,448
Fidelity National Information Services, Inc.	6,720	359,184
Fiserv, Inc.*	98,729	5,596,947
FleetCor Technologies, Inc.*	15,742	1,811,904
Gartner, Inc.*	21,737	1,509,417
Genpact Ltd.*	39,015	679,641
Global Payments, Inc.	16,678	1,185,973
International Business Machines Corp.	226,588	43,615,924
Jack Henry & Associates, Inc.	19,969	1,113,471
MasterCard, Inc., Class A	446,748	33,372,076
NeuStar, Inc., Class A*	6,642	215,931
Paychex, Inc.	67,871	2,891,305
Teradata Corp.*	37,883	1,863,465
Total System Services, Inc.	29,404	894,176
Vantiv, Inc., Class A*	297,604	8,993,593
Visa, Inc., Class A	408,985	88,283,502
Western Union Co.	129,156	2,112,992

		245,543,574

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	140,754	564,424
Altera Corp.	25,616	928,324
Analog Devices, Inc.	30,866	1,640,219
Applied Materials, Inc.	184,108	3,759,485
ARM Holdings plc (ADR)	131,950	6,725,492
ASML Holding N.V.	199,427	18,618,505
Atmel Corp.*	99,422	831,168
Avago Technologies Ltd.	52,253	3,365,616
Broadcom Corp., Class A	57,851	1,821,149
Cree, Inc.*	27,341	1,546,407
Freescale Semiconductor Ltd.*	6,968	170,089
Intel Corp.	74,911	1,933,453
Lam Research Corp.*	8,851	486,805
Linear Technology Corp.	54,072	2,632,766
LSI Corp.	14,787	163,692
Maxim Integrated Products, Inc.	67,479	2,234,904
Microchip Technology, Inc.	45,703	2,182,775
ON Semiconductor Corp.*	99,318	933,589
Silicon Laboratories, Inc.*	8,559	447,208
Skyworks Solutions, Inc.*	36,840	1,382,237
Texas Instruments, Inc.	257,067	12,120,709
Xilinx, Inc.	61,164	3,319,370

		67,808,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.1%)
Adobe Systems, Inc.*	45,378	$2,983,150
ANSYS, Inc.*	21,610	1,664,402
Autodesk, Inc.*	41,307	2,031,478
Cadence Design Systems, Inc.*	65,630	1,019,890
Citrix Systems, Inc.*	43,379	2,491,256
Concur Technologies, Inc.*	26,021	2,577,900
Electronic Arts, Inc.*	53,889	1,563,320
FactSet Research Systems, Inc.	10,199	1,099,554
FireEye, Inc.*	3,021	186,003
Fortinet, Inc.*	31,485	693,615
Guidewire Software, Inc.*	106,753	5,236,235
Informatica Corp.*	25,066	946,993
Intuit, Inc.	68,823	5,349,612
MICROS Systems, Inc.*	2,720	143,970
Microsoft Corp.	1,935,428	79,333,194
NetSuite, Inc.*	23,939	2,270,135
Oracle Corp.	778,867	31,863,449
Red Hat, Inc.*	90,622	4,801,154
Rovi Corp.*	2,642	60,185
Salesforce.com, Inc.*	638,521	36,453,164
ServiceNow, Inc.*	192,394	11,528,248
SolarWinds, Inc.*	15,202	648,061
Solera Holdings, Inc.	15,977	1,011,983
Splunk, Inc.*	26,150	1,869,464
Symantec Corp.	117,571	2,347,893
Tableau Software, Inc., Class A*	50,232	3,821,651
TIBCO Software, Inc.*	38,070	773,582
VMware, Inc., Class A*	45,024	4,863,492
Workday, Inc., Class A*	29,470	2,694,442

		212,327,475

Technology Hardware, Storage & Peripherals (2.5%)
3D Systems Corp.*	23,325	1,379,674
Apple, Inc.	203,539	109,247,523
EMC Corp.	243,465	6,673,376
NCR Corp.*	38,119	1,393,249
NetApp, Inc.	78,837	2,909,085
Nimble Storage, Inc.*	779	29,516
SanDisk Corp.	23,776	1,930,373
Stratasys Ltd.*	54,729	5,806,200

		129,368,996

Total Information Technology		1,000,739,500

Materials (3.8%)
Chemicals (3.4%)
Airgas, Inc.	15,185	1,617,354
Albemarle Corp.	7,190	477,560
Celanese Corp.	37,013	2,054,592
Dow Chemical Co.	36,737	1,785,051
E.I. du Pont de Nemours & Co.	213,333	14,314,644
Eastman Chemical Co.	35,894	3,094,422
Ecolab, Inc.	118,897	12,839,687
FMC Corp.	53,115	4,066,484
International Flavors & Fragrances, Inc.	18,894	1,807,589
LyondellBasell Industries N.V., Class A	89,357	7,947,412
Monsanto Co.	507,895	57,783,214
NewMarket Corp.	2,199	859,325
PPG Industries, Inc.	30,087	5,820,631
Praxair, Inc.	99,270	13,001,392
Rockwood Holdings, Inc.	12,322	916,757
RPM International, Inc.	28,761	1,203,360
Scotts Miracle-Gro Co., Class A	9,976	611,329
Sherwin-Williams Co.	187,712	37,003,667
Sigma-Aldrich Corp.	26,334	2,459,069
Valspar Corp.	19,617	1,414,778
W.R. Grace & Co.*	15,335	1,520,772
Westlake Chemical Corp.	8,151	539,433

		173,138,522

Construction Materials (0.1%)
Eagle Materials, Inc.	11,481	1,017,905
Martin Marietta Materials, Inc.	24,163	3,101,321

		4,119,226

Containers & Packaging (0.2%)
AptarGroup, Inc.	10,851	717,251
Avery Dennison Corp.	7,310	370,398
Ball Corp.	32,602	1,786,915
Bemis Co., Inc.	10,511	412,452
Crown Holdings, Inc.*	28,451	1,272,898
Greif, Inc., Class A	1,456	76,425
Owens-Illinois, Inc.*	22,445	759,314
Packaging Corp. of America	22,735	1,599,862
Rock-Tenn Co., Class A	12,012	1,268,107
Sealed Air Corp.	45,409	1,492,594
Silgan Holdings, Inc.	10,242	507,184

		10,263,400

Metals & Mining (0.0%)
Compass Minerals International, Inc.	7,733	638,127
Royal Gold, Inc.	3,779	236,641
Southern Copper Corp.	36,606	1,065,601
Tahoe Resources, Inc.*	2,535	53,615

		1,993,984

Paper & Forest Products (0.1%)
International Paper Co.	88,678	4,068,547

Total Materials		193,583,679

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.9%)
Intelsat S.A.*	373	6,983
Level 3 Communications, Inc.*	13,403	524,593
tw telecom, Inc.*	32,614	1,019,514
Verizon Communications, Inc.	956,466	45,499,088
Windstream Holdings, Inc.	129,902	1,070,392

		48,120,570

Wireless Telecommunication Services (0.5%)
SBA Communications Corp., Class A*	198,562	18,061,199
SoftBank Corp. (ADR)	132,600	5,026,866
Sprint Corp.*	35,873	329,673

		23,417,738

Total Telecommunication Services		71,538,308

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	36,404	1,359,689

Gas Utilities (0.0%)
ONE Gas, Inc.*	11,216	402,991
Questar Corp.	5,243	124,679

		527,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	9,776	$204,416

Water Utilities (0.0%)
Aqua America, Inc.	35,744	896,102

Total Utilities		2,987,877

Total Common Stocks (76.7%) (Cost $2,934,958,347)		3,928,763,726

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.7%)
iShares® Core S&P 500 ETF	5,579	1,049,800
iShares® Morningstar Large-Cap ETF	5,123	566,962
iShares® Morningstar Large-Cap Growth ETF‡	489,165	48,725,726
iShares® Morningstar Large-Cap Value ETF	29,168	2,381,276
iShares® NYSE 100 ETF	5,794	495,677
iShares® Russell 1000 ETF	3,225	337,883
iShares® Russell 1000 Growth ETF	848,073	73,392,237
iShares® Russell 1000 Value ETF	40,090	3,868,685
iShares® S&P 100 ETF	2,587	214,229
iShares® S&P 500 Growth ETF	520,850	52,001,664
iShares® S&P 500 Value ETF	57,504	4,997,098
Vanguard Growth ETF	511,222	47,789,033
Vanguard Large-Cap ETF	600	51,612
Vanguard Value ETF	58,900	4,600,679

Total Investment Companies (4.7%) (Cost $142,841,414)		240,472,561

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares),expiring 12/31/49(b)*† (Cost $—)	306	—

Total Investments (81.4%) (Cost $3,077,799,761)		4,169,236,287
Other Assets Less Liabilities (18.6%)		951,508,538

Net Assets (100%)		$5,120,744,825

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value March 31, 2014	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$49,861,513	$239,448	$1,182,109	$48,725,726	$108,133	$22,814

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2,570	June-14	$189,237,976	$184,333,250	$(4,904,726)
S&P 500 E-Mini Index	8,017	June-14	745,486,172	747,424,910	1,938,738

					$(2,965,988)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$877,557,765	$5,121,292	$—	$882,679,057
Consumer Staples	315,820,791	4,840,408	—	320,661,199
Energy	184,382,536	—	—	184,382,536
Financials	233,294,135	—	—	233,294,135
Health Care	560,597,042	—	—	560,597,042
Industrials	478,300,393	—	—	478,300,393
Information Technology	996,062,902	4,676,598	—	1,000,739,500
Materials	193,583,679	—	—	193,583,679
Telecommunication Services	71,538,308	—	—	71,538,308
Utilities	2,987,877	—	—	2,987,877
Futures	1,938,738	—	—	1,938,738
Investment Companies
Exchange Traded Funds (ETFs)	240,472,561	—	—	240,472,561
Rights
Health Care	—	—	—	–

Total Assets	$4,156,536,727	$14,638,298	$—	$4,171,175,025

Liabilities:
Futures	$(4,904,726)	$—	$—	$(4,904,726)

Total Liabilities	$(4,904,726)	$—	$—	$(4,904,726)

Total	$4,151,632,001	$14,638,298	$—	$4,166,270,299

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$378,379,845
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$617,066,571

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,075,357,883
Aggregate gross unrealized depreciation	(11,385,669)

Net unrealized appreciation	$1,063,972,214

Federal income tax cost of investments	$3,105,264,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	1,500	$44,910
Gentex Corp.	3,100	97,743
Johnson Controls, Inc.	36,486	1,726,518
Lear Corp.	3,740	313,113
TRW Automotive Holdings Corp.*	5,815	474,620

		2,656,904

Automobiles (0.9%)
Ford Motor Co.	133,300	2,079,480
General Motors Co.	66,100	2,275,162

		4,354,642

Distributors (0.0%)
Genuine Parts Co.	400	34,740

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc., Class A*	5,000	171,200
DeVry Education Group, Inc.	3,100	131,409
Graham Holdings Co., Class B	232	163,270
Service Corp. International	2,432	48,348
Weight Watchers International, Inc.	600	12,324

		526,551

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	22,488	851,396
Choice Hotels International, Inc.	1,247	57,362
Darden Restaurants, Inc.	2,300	116,748
Hilton Worldwide Holdings, Inc.*	3,100	68,944
Hyatt Hotels Corp., Class A*	2,425	130,489
Marriott International, Inc., Class A	1,400	78,428
MGM Resorts International*	19,316	499,512
Penn National Gaming, Inc.*	3,537	43,576
Royal Caribbean Cruises Ltd.	8,794	479,800
Starwood Hotels & Resorts Worldwide, Inc.	5,800	461,680
Wendy’s Co.	13,574	123,795

		2,911,730

Household Durables (0.6%)
D.R. Horton, Inc.	14,527	314,510
Garmin Ltd.	6,485	358,361
Harman International Industries, Inc.	3,724	396,234
Leggett & Platt, Inc.	7,362	240,296
Lennar Corp., Class A	8,900	352,618
Mohawk Industries, Inc.*	3,227	438,807
Newell Rubbermaid, Inc.	6,235	186,426
NVR, Inc.*	37	42,439
Toll Brothers, Inc.*	8,675	311,433
Whirlpool Corp.	3,916	585,285

		3,226,409

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp., Class A*	24,289	701,223
zulily, Inc., Class A*	300	15,057

		716,280

Leisure Products (0.0%)
Hasbro, Inc.	900	50,058

Media (2.7%)
CBS Corp. (Non-Voting), Class B	2,666	164,759
Comcast Corp., Class A	10,600	530,212
DreamWorks Animation SKG, Inc., Class A*	3,700	98,235
Gannett Co., Inc.	12,273	338,735
Interpublic Group of Cos., Inc.	12,000	205,680
John Wiley & Sons, Inc., Class A	2,300	132,572
Liberty Global plc*	3,200	130,272
Liberty Global plc, Class A*	3,200	133,120
Liberty Media Corp.*	5,186	677,966
News Corp., Class A*	6,705	115,460
Regal Entertainment Group, Class A	3,252	60,747
Sirius XM Holdings, Inc.*	87,000	278,400
Starz, Class A*	686	22,144
Thomson Reuters Corp.	19,943	682,051
Time Warner, Inc.	49,645	3,243,308
Twenty-First Century Fox, Inc., Class A	27,820	889,405
Walt Disney Co.	74,263	5,946,238

		13,649,304

Multiline Retail (0.3%)
Big Lots, Inc.*	2,200	83,314
Dillard’s, Inc., Class A	500	46,200
J.C. Penney Co., Inc.*	12,559	108,259
Kohl’s Corp.	11,941	678,249
Macy’s, Inc.	4,390	260,283
Sears Holdings Corp.*	2,202	105,167
Target Corp.	7,400	447,774

		1,729,246

Specialty Retail (0.5%)
Aaron’s, Inc.	3,267	98,794
Abercrombie & Fitch Co., Class A	3,660	140,910
American Eagle Outfitters, Inc.	3,529	43,195
Ascena Retail Group, Inc.*	5,600	96,768
Best Buy Co., Inc.	11,100	293,151
CST Brands, Inc.	2,965	92,627
DSW, Inc., Class A	600	21,516
Foot Locker, Inc.	6,791	319,041
GameStop Corp., Class A	6,492	266,821
Guess?, Inc.	3,200	88,320
Murphy USA, Inc.*	2,546	103,342
Signet Jewelers Ltd.	3,971	420,370
Staples, Inc.	35,300	400,302

		2,385,157

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	1,000	79,730
PVH Corp.	500	62,385

		142,115

Total Consumer Discretionary		32,383,136

Consumer Staples (5.8%)
Beverages (0.2%)
Beam, Inc.	8,647	720,295
Constellation Brands, Inc., Class A*	450	38,237
Molson Coors Brewing Co., Class B	7,549	444,334

		1,202,866

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	57,675	4,317,551
Safeway, Inc.	11,784	435,301
Sprouts Farmers Market, Inc.*	300	10,809
Sysco Corp.	20,800	751,504
Walgreen Co.	12,498	825,243
Wal-Mart Stores, Inc.	28,882	2,207,451

		8,547,859

Food Products (1.4%)
Archer-Daniels-Midland Co.	32,516	1,410,869
Bunge Ltd.	7,711	613,102
Campbell Soup Co.	3,034	136,166
ConAgra Foods, Inc.	1,635	50,734
Dean Foods Co.	4,801	74,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ingredion, Inc.	3,529	$240,254
J.M. Smucker Co.	5,019	488,048
Kellogg Co.	1,015	63,651
Mondelez International, Inc., Class A	94,962	3,280,937
Pinnacle Foods, Inc.	700	20,902
Tyson Foods, Inc., Class A	14,924	656,805

		7,035,691

Household Products (2.5%)
Clorox Co.	1,104	97,163
Energizer Holdings, Inc.	3,294	331,837
Kimberly-Clark Corp.	3,405	375,401
Procter & Gamble Co.	145,371	11,716,903

		12,521,304

Personal Products (0.0%)
Coty, Inc., Class A	1,000	14,980

Tobacco (0.0%)
Reynolds American, Inc.	3,896	208,124

Total Consumer Staples		29,530,824

Energy (14.4%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	2,377	119,777
Baker Hughes, Inc.	22,149	1,440,128
Cameron International Corp.*	4,408	272,282
Diamond Offshore Drilling, Inc.	3,725	181,631
Frank’s International N.V.	1,000	24,780
Helmerich & Payne, Inc.	4,856	522,311
McDermott International, Inc.*	11,178	87,412
Nabors Industries Ltd.	16,253	400,637
National Oilwell Varco, Inc.	22,749	1,771,465
Oil States International, Inc.*	2,850	281,010
Patterson-UTI Energy, Inc.	8,057	255,246
Rowan Cos., plc, Class A*	6,728	226,599
RPC, Inc.	700	14,294
Superior Energy Services, Inc.	8,200	252,232
Tidewater, Inc.	2,439	118,584
Unit Corp.*	2,577	168,484

		6,136,872

Oil, Gas & Consumable Fuels (13.2%)
Anadarko Petroleum Corp.	25,186	2,134,765
Antero Resources Corp.*	1,100	68,860
Apache Corp.	20,858	1,730,171
Chesapeake Energy Corp.	31,297	801,829
Chevron Corp.	102,807	12,224,780
Cimarex Energy Co.	4,700	559,817
Cobalt International Energy, Inc.*	1,146	20,995
ConocoPhillips Co.	65,170	4,584,709
CONSOL Energy, Inc.	12,300	491,385
Denbury Resources, Inc.	20,184	331,018
Devon Energy Corp.	21,635	1,448,030
Energen Corp.	3,940	318,391
EOG Resources, Inc.	900	176,553
EP Energy Corp., Class A*	1,000	19,570
EQT Corp.	705	68,364
Exxon Mobil Corp.	236,299	23,081,686
Golar LNG Ltd.	2,200	91,718
Gulfport Energy Corp.*	700	49,826
Hess Corp.	15,418	1,277,844
HollyFrontier Corp.	10,800	513,864
Kinder Morgan, Inc.	2,900	94,221
Marathon Oil Corp.	37,548	1,333,705
Marathon Petroleum Corp.	16,074	1,399,081
Murphy Oil Corp.	10,187	640,355
Newfield Exploration Co.*	7,370	231,123
Noble Energy, Inc.	16,758	1,190,488
Occidental Petroleum Corp.	42,910	4,088,894
ONEOK, Inc.	600	35,550
PBF Energy, Inc., Class A	1,100	28,380
Peabody Energy Corp.	14,400	235,296
Phillips 66	31,235	2,406,969
Pioneer Natural Resources Co.	1,869	349,765
QEP Resources, Inc.	8,654	254,774
Rice Energy, Inc.*	1,400	36,946
SandRidge Energy, Inc.*	25,600	157,184
Spectra Energy Corp.	35,707	1,319,017
Teekay Corp.	1,833	103,088
Tesoro Corp.	7,152	361,820
Ultra Petroleum Corp.*	8,400	225,876
Valero Energy Corp.	29,086	1,544,467
Whiting Petroleum Corp.*	5,800	402,462
Williams Cos., Inc.	16,500	669,570
World Fuel Services Corp.	3,000	132,300
WPX Energy, Inc.*	10,701	192,939

		67,428,445

Total Energy		73,565,317

Financials (28.6%)
Banks (7.5%)
Associated Banc-Corp.	8,202	148,128
Bank of Hawaii Corp.	2,524	152,980
BankUnited, Inc.	3,300	114,741
BB&T Corp.	37,633	1,511,718
BOK Financial Corp.	1,396	96,394
CapitalSource, Inc.	10,949	159,746
CIT Group, Inc.	10,812	530,004
Citigroup, Inc.	161,342	7,679,879
City National Corp./California	2,487	195,777
Comerica, Inc.	9,805	507,899
Commerce Bancshares, Inc./Missouri	4,279	198,631
Cullen/Frost Bankers, Inc.	2,647	205,222
East West Bancorp, Inc.	7,534	274,991
Fifth Third Bancorp	46,588	1,069,195
First Citizens BancShares, Inc./North Carolina, Class A	363	87,392
First Horizon National Corp.	12,884	158,989
First Niagara Financial Group, Inc.	17,758	167,813
First Republic Bank/California	6,000	323,940
Fulton Financial Corp.	9,695	121,963
Huntington Bancshares, Inc./Ohio	44,625	444,911
KeyCorp	49,312	702,203
M&T Bank Corp.	6,844	830,177
PNC Financial Services Group, Inc.	28,189	2,452,443
Popular, Inc.*	5,332	165,239
Regions Financial Corp.	74,568	828,450
Signature Bank/New York*	2,300	288,857
SunTrust Banks, Inc.	29,074	1,156,854
SVB Financial Group*	2,300	296,194
Synovus Financial Corp.	54,538	184,884
TCF Financial Corp.	8,749	145,758
U.S. Bancorp/Minnesota	98,450	4,219,567
Valley National Bancorp	9,472	98,603
Wells Fargo & Co.	256,034	12,735,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp	9,468	$293,319

		38,547,992

Capital Markets (3.4%)
American Capital Ltd.*	15,700	247,903
Ameriprise Financial, Inc.	6,910	760,584
Ares Capital Corp.	15,915	280,422
Artisan Partners Asset Management, Inc., Class A	400	25,700
Bank of New York Mellon Corp.	61,999	2,187,945
BlackRock, Inc.	4,464	1,403,839
Charles Schwab Corp.	50,700	1,385,631
E*TRADE Financial Corp.*	14,622	336,598
Federated Investors, Inc., Class B	1,607	49,078
Goldman Sachs Group, Inc.	24,427	4,002,364
Invesco Ltd.	23,731	878,047
Legg Mason, Inc.	5,626	275,899
LPL Financial Holdings, Inc.	657	34,519
Morgan Stanley	81,167	2,529,975
Northern Trust Corp.	12,781	837,922
Raymond James Financial, Inc.	6,292	351,912
SEI Investments Co.	700	23,527
State Street Corp.	22,928	1,594,642
TD Ameritrade Holding Corp.	12,000	407,400

		17,613,907

Consumer Finance (0.9%)
Capital One Financial Corp.	31,130	2,401,991
Discover Financial Services	26,119	1,519,864
Santander Consumer USA Holdings, Inc.*	1,200	28,896
SLM Corp.	23,589	577,459

		4,528,210

Diversified Financial Services (7.2%)
Bank of America Corp.	571,572	9,831,038
Berkshire Hathaway, Inc., Class B*	95,398	11,921,888
CME Group, Inc./Illinois	16,900	1,250,769
ING US, Inc.	3,900	141,453
Interactive Brokers Group, Inc., Class A	2,519	54,587
IntercontinentalExchange Group, Inc.	2,217	438,589
JPMorgan Chase & Co.	200,404	12,166,527
Leucadia National Corp.	13,213	369,964
McGraw Hill Financial, Inc.	7,700	587,510
MSCI, Inc.*	3,600	154,872
NASDAQ OMX Group, Inc.	5,874	216,986

		37,134,183

Insurance (5.3%)
ACE Ltd.	18,158	1,798,731
Aflac, Inc.	24,715	1,558,034
Alleghany Corp.*	880	358,494
Allied World Assurance Co. Holdings AG	1,221	125,995
Allstate Corp.	24,988	1,413,821
American Financial Group, Inc./Ohio	3,291	189,924
American International Group, Inc.	78,606	3,931,086
American National Insurance Co.	282	31,880
Aon plc	3,807	320,854
Arch Capital Group Ltd.*	6,601	379,822
Aspen Insurance Holdings Ltd.	3,401	135,020
Assurant, Inc.	4,061	263,803
Assured Guaranty Ltd.	8,554	216,587
Axis Capital Holdings Ltd.	4,706	215,770
Brown & Brown, Inc.	3,285	101,047
Chubb Corp.	11,206	1,000,696
Cincinnati Financial Corp.	8,856	430,933
CNA Financial Corp.	1,660	70,915
Endurance Specialty Holdings Ltd.	1,504	80,960
Everest Reinsurance Group Ltd.	2,712	415,072
Fidelity National Financial, Inc., Class A	13,638	428,779
Genworth Financial, Inc., Class A*	25,434	450,945
Hanover Insurance Group, Inc.	1,659	101,929
Hartford Financial Services Group, Inc.	24,299	857,026
HCC Insurance Holdings, Inc.	5,158	234,637
Kemper Corp.	2,278	89,229
Lincoln National Corp.	14,414	730,357
Loews Corp.	15,085	664,494
Markel Corp.*	695	414,289
Marsh & McLennan Cos., Inc.	9,843	485,260
MBIA, Inc.*	7,145	99,959
Mercury General Corp.	1,274	57,432
MetLife, Inc.	47,730	2,520,144
Old Republic International Corp.	13,684	224,418
PartnerReinsurance Ltd.	2,893	299,425
Principal Financial Group, Inc.	15,484	712,109
ProAssurance Corp.	3,400	151,402
Progressive Corp.	6,085	147,379
Protective Life Corp.	4,143	217,880
Prudential Financial, Inc.	15,211	1,287,611
Reinsurance Group of America, Inc.	3,703	294,870
RenaissanceReinsurance Holdings Ltd.	2,251	219,698
StanCorp Financial Group, Inc.	2,368	158,182
Torchmark Corp.	4,908	386,260
Travelers Cos., Inc.	13,775	1,172,252
Unum Group	13,889	490,421
Validus Holdings Ltd.	4,527	170,713
W. R. Berkley Corp.	5,464	227,412
White Mountains Insurance Group Ltd.	296	177,570
XL Group plc	15,745	492,031

		27,003,557

Real Estate Investment Trusts (REITs) (3.9%)
Alexandria Real Estate Equities, Inc. (REIT)	3,642	264,264
American Campus Communities, Inc. (REIT)	5,400	201,690
American Capital Agency Corp. (REIT)	19,000	408,310
American Homes 4 Rent (REIT), Class A	2,200	36,762
Annaly Capital Management, Inc. (REIT)	49,295	540,766
Apartment Investment & Management Co. (REIT), Class A	3,364	101,660
AvalonBay Communities, Inc. (REIT)	6,857	900,461
BioMed Realty Trust, Inc. (REIT)	9,300	190,557
Boston Properties, Inc. (REIT)	7,329	839,390
Brandywine Realty Trust (REIT)	8,353	120,784
BRE Properties, Inc. (REIT)	3,972	249,362
Brixmor Property Group, Inc. (REIT)	2,100	44,793
Camden Property Trust (REIT)	4,388	295,488
CBL & Associates Properties, Inc. (REIT)	5,800	102,950
Chimera Investment Corp. (REIT)	51,794	158,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CommonWealth REIT (REIT)	5,817	$152,987
Corporate Office Properties Trust/Maryland (REIT)	4,267	113,673
Corrections Corp. of America (REIT)	2,134	66,837
DDR Corp. (REIT)	15,812	260,582
Digital Realty Trust, Inc. (REIT)	1,400	74,312
Douglas Emmett, Inc. (REIT)	7,149	194,024
Duke Realty Corp. (REIT)	16,502	278,554
Equity Lifestyle Properties, Inc. (REIT)	1,200	48,780
Equity Residential (REIT)	19,209	1,113,930
Essex Property Trust, Inc. (REIT)	2,000	340,100
Extra Space Storage, Inc. (REIT)	5,200	252,252
Federal Realty Investment Trust (REIT)	1,188	136,287
Gaming and Leisure Properties, Inc. (REIT)	4,946	180,331
General Growth Properties, Inc. (REIT)	30,159	663,498
Hatteras Financial Corp. (REIT)	5,500	103,675
HCP, Inc. (REIT)	24,191	938,369
Health Care REIT, Inc. (REIT)	15,170	904,132
Healthcare Trust of America, Inc. (REIT), Class A	5,700	64,923
Home Properties, Inc. (REIT)	3,000	180,360
Hospitality Properties Trust (REIT)	8,091	232,374
Host Hotels & Resorts, Inc. (REIT)	39,790	805,350
Kilroy Realty Corp. (REIT)	4,400	257,752
Kimco Realty Corp. (REIT)	22,133	484,270
Liberty Property Trust (REIT)	7,122	263,229
Macerich Co. (REIT)	7,470	465,605
Mack-Cali Realty Corp. (REIT)	4,185	87,006
MFA Financial, Inc. (REIT)	18,600	144,150
Mid-America Apartment Communities, Inc. (REIT)	4,000	273,080
National Retail Properties, Inc. (REIT)	6,100	209,352
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,330	142,859
Post Properties, Inc. (REIT)	2,800	137,480
Prologis, Inc. (REIT)	26,486	1,081,423
Public Storage (REIT)	500	84,245
Realty Income Corp. (REIT)	11,226	458,694
Regency Centers Corp. (REIT)	2,725	139,139
Retail Properties of America, Inc. (REIT), Class A	6,900	93,426
Senior Housing Properties Trust (REIT)	9,579	215,240
Simon Property Group, Inc. (REIT)	4,184	686,176
SL Green Realty Corp. (REIT)	4,870	490,019
Spirit Realty Capital, Inc. (REIT)	15,600	171,288
Starwood Waypoint Residential Trust (REIT)*	2,100	60,459
Taubman Centers, Inc. (REIT)	2,701	191,204
Two Harbors Investment Corp. (REIT)	18,800	192,700
UDR, Inc. (REIT)	12,812	330,934
Ventas, Inc. (REIT)	8,636	523,083
Vornado Realty Trust (REIT)	8,056	793,999
Weingarten Realty Investors (REIT)	6,302	189,060
WP Carey, Inc. (REIT)	3,000	180,210

		19,907,139

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A*	8,460	161,586
Howard Hughes Corp.*	2,047	292,128
Jones Lang LaSalle, Inc.	2,300	272,550
Realogy Holdings Corp.*	700	30,415
St. Joe Co.*	3,605	69,396

		826,075

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	28,344	278,621
New York Community Bancorp, Inc.	23,795	382,386
People’s United Financial, Inc.	17,010	252,939
TFS Financial Corp.*	4,043	50,254
Washington Federal, Inc.	5,059	117,875

		1,082,075

Total Financials		146,643,138

Health Care (13.3%)
Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	82,934	3,193,788
Alere, Inc.*	4,576	157,186
Boston Scientific Corp.*	72,745	983,512
CareFusion Corp.*	11,052	444,512
Cooper Cos., Inc.	626	85,987
Covidien plc	25,100	1,848,866
DENTSPLY International, Inc.	5,300	244,012
Hill-Rom Holdings, Inc.	2,905	111,959
Hologic, Inc.*	9,828	211,302
Medtronic, Inc.	54,143	3,331,960
St. Jude Medical, Inc.	5,300	346,567
Stryker Corp.	7,300	594,731
Teleflex, Inc.	2,272	243,649
Zimmer Holdings, Inc.	8,459	800,052

		12,598,083

Health Care Providers & Services (2.6%)
Aetna, Inc.	14,897	1,116,828
Cardinal Health, Inc.	18,178	1,272,097
Cigna Corp.	14,323	1,199,265
Community Health Systems, Inc.*	4,681	183,355
Envision Healthcare Holdings, Inc.*	900	30,447
Express Scripts Holding Co.*	5,200	390,468
HCA Holdings, Inc.*	13,400	703,500
Health Net, Inc.*	4,041	137,435
Humana, Inc.	8,332	939,183
LifePoint Hospitals, Inc.*	2,333	127,265
MEDNAX, Inc.*	1,800	111,564
Omnicare, Inc.	5,423	323,590
Patterson Cos., Inc.	300	12,528
Premier, Inc., Class A*	600	19,770
Quest Diagnostics, Inc.	7,310	423,395
UnitedHealth Group, Inc.	53,992	4,426,804
Universal Health Services, Inc., Class B	1,500	123,105
VCA Antech, Inc.*	4,300	138,589
WellPoint, Inc.	15,026	1,495,838

		13,175,026

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,000	162,270

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	16,400	917,088
Bio-Rad Laboratories, Inc., Class A*	1,110	142,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	1,400	$84,476
PerkinElmer, Inc.	5,915	266,530
QIAGEN N.V.*	12,400	261,516
Quintiles Transnational Holdings, Inc.*	800	40,616
Techne Corp.	1,000	85,370
Thermo Fisher Scientific, Inc.	20,795	2,500,391

		4,298,200

Pharmaceuticals (7.4%)
Bristol-Myers Squibb Co.	12,274	637,634
Eli Lilly and Co.	41,245	2,427,681
Forest Laboratories, Inc.*	14,306	1,320,015
Hospira, Inc.*	8,900	384,925
Johnson & Johnson	129,702	12,740,628
Mallinckrodt plc*	3,025	191,815
Merck & Co., Inc.	160,072	9,087,287
Pfizer, Inc.	354,700	11,392,964

		38,182,949

Total Health Care		68,416,528

Industrials (10.0%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	1,652	234,832
B/E Aerospace, Inc.*	300	26,037
Exelis, Inc.	10,013	190,347
General Dynamics Corp.	15,903	1,732,155
L-3 Communications Holdings, Inc.	4,880	576,572
Northrop Grumman Corp.	11,877	1,465,384
Raytheon Co.	17,332	1,712,228
Rockwell Collins, Inc.	800	63,736
Spirit AeroSystems Holdings, Inc., Class A*	5,299	149,379
Textron, Inc.	15,039	590,882
Triumph Group, Inc.	2,100	135,618
United Technologies Corp.	3,000	350,520

		7,227,690

Air Freight & Logistics (0.4%)
FedEx Corp.	15,735	2,085,832

Airlines (0.4%)
Alaska Air Group, Inc.	300	27,993
American Airlines Group, Inc.*	4,400	161,040
Delta Air Lines, Inc.	25,000	866,250
Southwest Airlines Co.	34,649	818,063

		1,873,346

Building Products (0.1%)
A.O. Smith Corp.	2,300	105,846
Allegion plc	1,477	77,055
Fortune Brands Home & Security, Inc.	1,047	44,058
Owens Corning, Inc.	6,468	279,223

		506,182

Commercial Services & Supplies (0.5%)
ADT Corp.	9,762	292,372
Cintas Corp.	3,782	225,445
Covanta Holding Corp.	5,404	97,542
Iron Mountain, Inc.	837	23,076
KAR Auction Services, Inc.	2,462	74,722
Pitney Bowes, Inc.	5,884	152,925
R.R. Donnelley & Sons Co.	4,253	76,129
Republic Services, Inc.	14,632	499,829
Waste Connections, Inc.	370	16,228
Waste Management, Inc.	22,949	965,465

		2,423,733

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,188	166,898
Fluor Corp.	3,400	264,282
Jacobs Engineering Group, Inc.*	7,078	449,453
KBR, Inc.	8,182	218,296
Quanta Services, Inc.*	8,464	312,321
URS Corp.	3,817	179,628

		1,590,878

Electrical Equipment (0.6%)
Babcock & Wilcox Co.	1,800	59,760
Eaton Corp. plc	25,274	1,898,583
Emerson Electric Co.	9,700	647,960
Hubbell, Inc., Class B	790	94,697
Regal-Beloit Corp.	2,452	178,285

		2,879,285

Industrial Conglomerates (3.3%)
3M Co.	5,700	773,262
Carlisle Cos., Inc.	3,129	248,255
Danaher Corp.	25,500	1,912,500
General Electric Co.	548,454	14,199,474

		17,133,491

Machinery (2.2%)
AGCO Corp.	5,321	293,506
Caterpillar, Inc.	28,700	2,851,919
Crane Co.	241	17,147
Cummins, Inc.	1,800	268,182
Donaldson Co., Inc.	600	25,440
Dover Corp.	2,323	189,905
Harsco Corp.	4,336	101,593
IDEX Corp.	260	18,952
Illinois Tool Works, Inc.	11,900	967,827
Ingersoll-Rand plc	4,431	253,631
Joy Global, Inc.	5,500	319,000
Kennametal, Inc.	4,008	177,554
Navistar International Corp.*	2,200	74,514
Oshkosh Corp.	4,800	282,576
PACCAR, Inc.	16,500	1,112,760
Parker Hannifin Corp.	7,966	953,610
Pentair Ltd. (Registered)	11,036	875,596
Snap-on, Inc.	2,690	305,261
SPX Corp.	2,359	231,913
Stanley Black & Decker, Inc.	7,968	647,320
Terex Corp.	5,968	264,382
Timken Co.	4,466	262,512
Trinity Industries, Inc.	4,103	295,703
Xylem, Inc.	8,913	324,612

		11,115,415

Marine (0.0%)
Kirby Corp.*	1,209	122,411

Professional Services (0.2%)
Dun & Bradstreet Corp.	200	19,870
Manpowergroup, Inc.	3,967	312,719
Nielsen Holdings N.V.	10,030	447,639
Towers Watson & Co., Class A	3,420	390,051

		1,170,279

Road & Rail (0.5%)
Amerco, Inc.	200	46,424
Con-way, Inc.	1,795	73,739
CSX Corp.	27,400	793,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Genesee & Wyoming, Inc., Class A*	1,300	$126,516
Norfolk Southern Corp.	13,701	1,331,326
Ryder System, Inc.	2,709	216,503

		2,588,286

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,000	149,160
GATX Corp.	2,577	174,927
HD Supply Holdings, Inc.*	1,200	31,380
MRC Global, Inc.*	2,400	64,704
WESCO International, Inc.*	2,392	199,062

		619,233

Total Industrials		51,336,061

Information Technology (8.9%)
Communications Equipment (1.5%)
Brocade Communications Systems, Inc.*	24,608	261,091
Cisco Systems, Inc.	284,400	6,373,404
CommScope Holding Co., Inc.*	900	22,212
EchoStar Corp., Class A*	2,059	97,926
Harris Corp.	4,700	343,852
JDS Uniphase Corp.*	2,800	39,200
Juniper Networks, Inc.*	22,300	574,448
Motorola Solutions, Inc.	700	45,003
Polycom, Inc.*	7,300	100,156

		7,857,292

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	5,795	343,991
Avnet, Inc.	7,558	351,674
AVX Corp.	1,997	26,320
CDW Corp.	900	24,696
Corning, Inc.	74,067	1,542,075
Dolby Laboratories, Inc., Class A*	1,400	62,300
FLIR Systems, Inc.	2,200	79,200
Ingram Micro, Inc., Class A*	8,079	238,815
Jabil Circuit, Inc.	10,418	187,524
Knowles Corp.*	1,161	36,653
Tech Data Corp.*	2,003	122,103
Vishay Intertechnology, Inc.	7,008	104,279
Zebra Technologies Corp., Class A*	2,600	180,466

		3,300,096

Internet Software & Services (0.4%)
AOL, Inc.*	3,947	172,760
Twitter, Inc.*	1,100	51,337
Yahoo!, Inc.*	47,682	1,711,784

		1,935,881

IT Services (0.6%)
Amdocs Ltd.	8,971	416,793
Booz Allen Hamilton Holding Corp.	700	15,400
Computer Sciences Corp.	7,841	476,890
CoreLogic, Inc.*	5,035	151,251
DST Systems, Inc.	300	28,437
Fidelity National Information Services, Inc.	14,252	761,769
Leidos Holdings, Inc.	3,750	132,638
Paychex, Inc.	1,700	72,420
Science Applications International Corp.	2,142	80,089
Total System Services, Inc.	1,856	56,441
VeriFone Systems, Inc.*	5,600	189,392
Xerox Corp.	65,800	743,540

		3,125,060

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	11,200	405,888
Analog Devices, Inc.	9,500	504,830
Applied Materials, Inc.	21,400	436,988
Avago Technologies Ltd.	1,100	70,851
Broadcom Corp., Class A	17,300	544,604
Fairchild Semiconductor International, Inc.*	6,177	85,181
First Solar, Inc.*	3,800	265,202
Freescale Semiconductor Ltd.*	1,600	39,056
Intel Corp.	247,311	6,383,097
KLA-Tencor Corp.	8,956	619,218
Lam Research Corp.*	6,620	364,100
LSI Corp.	25,000	276,750
Marvell Technology Group Ltd.	20,500	322,875
Micron Technology, Inc.*	55,029	1,301,986
NVIDIA Corp.	31,100	557,001
ON Semiconductor Corp.*	1,200	11,280
Silicon Laboratories, Inc.*	500	26,125
Skyworks Solutions, Inc.*	1,700	63,784
Teradyne, Inc.*	9,800	194,922

		12,473,738

Software (0.7%)
Activision Blizzard, Inc.	14,298	292,251
Adobe Systems, Inc.*	16,100	1,058,414
Autodesk, Inc.*	2,400	118,032
CA, Inc.	17,158	531,384
Compuware Corp.	11,932	125,286
Electronic Arts, Inc.*	3,600	104,436
FireEye, Inc.*	200	12,314
MICROS Systems, Inc.*	3,400	179,962
Nuance Communications, Inc.*	13,400	230,078
Rovi Corp.*	4,300	97,954
Symantec Corp.	9,700	193,709
Synopsys, Inc.*	7,886	302,901
Zynga, Inc., Class A*	30,000	129,000

		3,375,721

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	12,088	6,488,113
Diebold, Inc.	3,257	129,922
EMC Corp.	56,300	1,543,183
Hewlett-Packard Co.	103,400	3,346,024
Lexmark International, Inc., Class A	3,377	156,321
SanDisk Corp.	6,500	527,735
Stratasys Ltd.*	900	95,481
Western Digital Corp.	11,248	1,032,791

		13,319,570

Total Information Technology		45,387,358

Materials (2.9%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	11,100	1,321,344
Albemarle Corp.	2,800	185,976
Ashland, Inc.	4,317	429,455
Cabot Corp.	3,535	208,777
CF Industries Holdings, Inc.	3,079	802,511
Cytec Industries, Inc.	1,891	184,580
Dow Chemical Co.	56,010	2,721,526
Huntsman Corp.	9,801	239,340
Kronos Worldwide, Inc.	600	10,008
Mosaic Co.	15,800	790,000
PPG Industries, Inc.	700	135,422
Rockwood Holdings, Inc.	1,100	81,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	438	$18,326
Sigma-Aldrich Corp.	300	28,014
W.R. Grace & Co.*	500	49,585
Westlake Chemical Corp.	200	13,236

		7,219,940

Construction Materials (0.1%)
Vulcan Materials Co.	6,682	444,019

Containers & Packaging (0.2%)
AptarGroup, Inc.	999	66,034
Avery Dennison Corp.	3,481	176,382
Bemis Co., Inc.	2,971	116,582
Crown Holdings, Inc.*	1,100	49,214
Greif, Inc., Class A	1,522	79,890
MeadWestvaco Corp.	9,487	357,091
Owens-Illinois, Inc.*	3,518	119,014
Rock-Tenn Co., Class A	1,000	105,570
Sonoco Products Co.	5,182	212,565

		1,282,342

Metals & Mining (1.1%)
Alcoa, Inc.	57,781	743,641
Allegheny Technologies, Inc.	5,800	218,544
Carpenter Technology Corp.	2,400	158,496
Cliffs Natural Resources, Inc.	8,100	165,726
Freeport-McMoRan Copper & Gold, Inc.	55,000	1,818,850
Newmont Mining Corp.	26,300	616,472
Nucor Corp.	16,920	855,137
Reliance Steel & Aluminum Co.	3,909	276,210
Royal Gold, Inc.	2,500	156,550
Steel Dynamics, Inc.	11,301	201,045
Tahoe Resources, Inc.*	4,500	95,175
United States Steel Corp.	7,524	207,738

		5,513,584

Paper & Forest Products (0.1%)
Domtar Corp.	1,873	210,188
International Paper Co.	3,175	145,669

		355,857

Total Materials		14,815,742

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	285,262	10,004,138
CenturyLink, Inc.	30,708	1,008,451
Frontier Communications Corp.	52,233	297,728
Intelsat S.A.*	1,100	20,592
Level 3 Communications, Inc.*	5,590	218,793
Windstream Holdings, Inc.	1,710	14,090

		11,563,792

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	37,511	344,726
Telephone & Data Systems, Inc.	5,246	137,498
T-Mobile US, Inc.*	10,300	340,209
U.S. Cellular Corp.	471	19,316

		841,749

Total Telecommunication Services		12,405,541

Utilities (6.0%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	25,954	1,314,830
Duke Energy Corp.	37,693	2,684,495
Edison International	17,476	989,316
Entergy Corp.	9,469	633,003
Exelon Corp.	45,853	1,538,827
FirstEnergy Corp.	21,963	747,401
Great Plains Energy, Inc.	7,935	214,562
Hawaiian Electric Industries, Inc.	5,104	129,744
NextEra Energy, Inc.	22,584	2,159,482
Northeast Utilities	16,967	771,999
OGE Energy Corp.	10,684	392,744
Pepco Holdings, Inc.	13,342	273,244
Pinnacle West Capital Corp.	5,851	319,816
PPL Corp.	33,774	1,119,270
Southern Co.	46,396	2,038,640
Westar Energy, Inc.	7,128	250,620
Xcel Energy, Inc.	26,119	792,973

		16,370,966

Gas Utilities (0.2%)
AGL Resources, Inc.	6,308	308,840
Atmos Energy Corp.	4,627	218,071
National Fuel Gas Co.	3,844	269,234
ONE Gas, Inc.*	150	5,389
Questar Corp.	7,854	186,768
UGI Corp.	6,058	276,305

		1,264,607

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	32,886	469,612
Calpine Corp.*	17,247	360,635
NRG Energy, Inc.	17,394	553,129

		1,383,376

Multi-Utilities (2.2%)
Alliant Energy Corp.	5,743	326,260
Ameren Corp.	13,125	540,750
CenterPoint Energy, Inc.	22,682	537,337
CMS Energy Corp.	14,170	414,898
Consolidated Edison, Inc.	15,577	835,706
Dominion Resources, Inc.	30,821	2,187,983
DTE Energy Co.	9,301	690,971
Integrys Energy Group, Inc.	4,370	260,671
MDU Resources Group, Inc.	10,146	348,109
NiSource, Inc.	16,772	595,909
PG&E Corp.	23,609	1,019,909
Public Service Enterprise Group, Inc.	27,158	1,035,806
SCANA Corp.	7,494	384,592
Sempra Energy	13,059	1,263,589
TECO Energy, Inc.	11,013	188,873
Vectren Corp.	4,314	169,928
Wisconsin Energy Corp.	12,306	572,844

		11,374,135

Water Utilities (0.1%)
American Water Works Co., Inc.	9,483	430,528
Aqua America, Inc.	1,171	$29,357

		459,885

Total Utilities		30,852,969

Total Common Stocks (98.6%) (Cost $357,110,966)		505,336,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.03%, 5/22/14#(p)	$785,000	$784,962

Total Government Securities		784,962

Total Short-Term Investments (0.1%) (Cost $784,950)		784,962

Total Investments (98.7%) (Cost $357,895,916)		506,121,576
Other Assets Less Liabilities (1.3%)		6,426,779

Net Assets (100%)		$512,548,355

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,962.

(p)	Yield to maturity.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	June-14	$308,645	$312,690	$4,045
S&P 500 E-Mini Index	67	June-14	6,163,262	6,246,410	83,148
S&P MidCap 400 E-Mini Index	3	June-14	407,224	412,470	5,246

					$92,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,383,136	$—	$—	$32,383,136
Consumer Staples	29,530,824	—	—	29,530,824
Energy	73,565,317	—	—	73,565,317
Financials	146,643,138	—	—	146,643,138
Health Care	68,416,528	—	—	68,416,528
Industrials	51,336,061	—	—	51,336,061
Information Technology	45,387,358	—	—	45,387,358
Materials	14,815,742	—	—	14,815,742
Telecommunication Services	12,405,541	—	—	12,405,541
Utilities	30,852,969	—	—	30,852,969
Futures	92,439	—	—	92,439
Short-Term Investments	—	784,962	—	784,962

Total Assets	$505,429,053	$784,962	$—	$506,214,015

Total Liabilities	$—	$—	$—	$—

Total	$505,429,053	$784,962	$—	$506,214,015

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,348,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,069,739

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,713,568
Aggregate gross unrealized depreciation	(4,194,068)

Net unrealized appreciation	$144,519,500

Federal income tax cost of investments	$361,602,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.8%)
Allison Transmission Holdings, Inc.	10,690	$320,058
Gentex Corp.	21,954	692,210
Johnson Controls, Inc.	246,170	11,648,764
Lear Corp.	182,337	15,265,254
TRW Automotive Holdings Corp.*	177,084	14,453,596

		42,379,882

Automobiles (0.9%)
Ford Motor Co.	1,605,068	25,039,061
General Motors Co.	788,984	27,156,829

		52,195,890

Distributors (0.0%)
Genuine Parts Co.	3,134	272,188

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc., Class A*	35,053	1,200,214
DeVry Education Group, Inc.	22,626	959,116
Graham Holdings Co., Class B	1,629	1,146,409
Service Corp. International	16,668	331,360
Weight Watchers International, Inc.	4,487	92,163

		3,729,262

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	150,148	5,684,603
Choice Hotels International, Inc.	9,485	436,310
Darden Restaurants, Inc.	16,260	825,358
Hyatt Hotels Corp., Class A*	16,085	865,534
Marriott International, Inc., Class A	9,832	550,789
McDonald’s Corp.	57,600	5,646,528
MGM Resorts International*	133,620	3,455,413
Norwegian Cruise Line Holdings Ltd.*	623	20,104
Penn National Gaming, Inc.*	24,412	300,756
Royal Caribbean Cruises Ltd.	58,751	3,205,455
Starwood Hotels & Resorts Worldwide, Inc.	40,283	3,206,527
Wendy’s Co.	101,729	927,768

		25,125,145

Household Durables (0.7%)
D.R. Horton, Inc.	101,368	2,194,617
Garmin Ltd.	44,119	2,438,016
Harman International Industries, Inc.	24,454	2,601,906
Leggett & Platt, Inc.	51,377	1,676,945
Lennar Corp., Class A	59,486	2,356,835
Mohawk Industries, Inc.*	21,790	2,963,004
Newell Rubbermaid, Inc.	340,007	10,166,209
NVR, Inc.*	340	389,980
PulteGroup, Inc.	341,500	6,553,385
Taylor Morrison Home Corp., Class A*	1,377	32,360
Toll Brothers, Inc.*	60,829	2,183,761
Tupperware Brands Corp.	13,800	1,155,888
Whirlpool Corp.	26,517	3,963,231

		38,676,137

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	174,938	5,050,460
zulily, Inc., Class A*	2,365	118,699

		5,169,159

Leisure Products (0.0%)
Hasbro, Inc.	6,178	343,620

Media (3.2%)
CBS Corp. (Non-Voting), Class B	18,566	1,147,379
CBS Outdoor Americas, Inc.*	30,700	897,975
Comcast Corp., Class A	118,525	5,911,530
DreamWorks Animation SKG, Inc., Class A*	26,542	704,690
Gannett Co., Inc.	411,976	11,370,538
Interpublic Group of Cos., Inc.	240,264	4,118,125
John Wiley & Sons, Inc., Class A	16,340	941,838
Liberty Global plc*	244,987	9,973,421
Liberty Global plc, Class A*	70,587	2,936,419
Liberty Media Corp.*	36,270	4,741,577
News Corp., Class A*	46,960	808,651
Regal Entertainment Group, Class A	23,084	431,209
Sirius XM Holdings, Inc.*	585,078	1,872,250
Starz, Class A*	4,762	153,717
Thomson Reuters Corp.	134,129	4,587,212
Time Warner, Inc.	564,347	36,868,789
Twenty-First Century Fox, Inc., Class A	522,548	16,705,860
Viacom, Inc., Class B	329,573	28,010,409
Walt Disney Co.	503,429	40,309,560

		172,491,149

Multiline Retail (0.5%)
Big Lots, Inc.*	15,414	583,728
Dillard’s, Inc., Class A	3,187	294,479
J.C. Penney Co., Inc.*	61,480	529,958
Kohl’s Corp.	163,844	9,306,339
Macy’s, Inc.	212,188	12,580,627
Sears Holdings Corp.*	15,661	747,969
Target Corp.	49,878	3,018,118

		27,061,218

Specialty Retail (1.4%)
Aaron’s, Inc.	23,214	701,991
Abercrombie & Fitch Co., Class A	24,848	956,648
American Eagle Outfitters, Inc.	24,678	302,059
Ascena Retail Group, Inc.*	39,248	678,205
Best Buy Co., Inc.	71,981	1,901,018
Chico’s FAS, Inc.	3,823	61,283
CST Brands, Inc.	21,722	678,595
DSW, Inc., Class A	2,282	81,833
Foot Locker, Inc.	47,619	2,237,141
GameStop Corp., Class A	310,568	12,764,345
Gap, Inc.	138,200	5,536,292
GNC Holdings, Inc., Class A	97,500	4,291,950
Guess?, Inc.	21,399	590,612
Home Depot, Inc.	131,700	10,421,421
Lowe’s Cos., Inc.	100,700	4,924,230
Murphy USA, Inc.*	17,176	697,174
Office Depot, Inc.*	1,582,800	6,536,964
Signet Jewelers Ltd.	26,542	2,809,736
Staples, Inc.	238,564	2,705,316
TJX Cos., Inc.	300,300	18,213,195

		77,090,008

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	6,968	555,559
NIKE, Inc., Class B	46,400	3,427,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PVH Corp.	3,354	$418,478

		4,401,141

Total Consumer Discretionary		448,934,799

Consumer Staples (5.6%)
Beverages (0.3%)
Beam, Inc.	57,876	4,821,071
Constellation Brands, Inc., Class A*	3,320	282,100
Molson Coors Brewing Co., Class B	50,273	2,959,069
PepsiCo, Inc.	110,900	9,260,150

		17,322,390

Food & Staples Retailing (2.0%)
CVS Caremark Corp.	552,931	41,392,415
Kroger Co.	808,000	35,269,200
Safeway, Inc.	79,917	2,952,134
Sprouts Farmers Market, Inc.*	2,223	80,095
Sysco Corp.	139,518	5,040,785
Walgreen Co.	84,147	5,556,226
Wal-Mart Stores, Inc.	258,576	19,762,964

		110,053,819

Food Products (1.1%)
Archer-Daniels-Midland Co.	218,837	9,495,337
Bunge Ltd.	52,903	4,206,317
Campbell Soup Co.	21,520	965,818
ConAgra Foods, Inc.	133,472	4,141,636
Dean Foods Co.	33,585	519,224
Ingredion, Inc.	24,497	1,667,756
J.M. Smucker Co.	33,561	3,263,472
Kellogg Co.	7,299	457,720
Kraft Foods Group, Inc.	39,300	2,204,730
Mondelez International, Inc., Class A	758,974	26,222,552
Pinnacle Foods, Inc.	5,122	152,943
Tyson Foods, Inc., Class A	100,625	4,428,506

		57,726,011

Household Products (2.1%)
Clorox Co.	7,791	685,686
Colgate-Palmolive Co.	19,800	1,284,426
Energizer Holdings, Inc.	132,046	13,302,314
Kimberly-Clark Corp.	59,753	6,587,768
Procter & Gamble Co.	1,112,792	89,691,035

		111,551,229

Personal Products (0.0%)
Coty, Inc., Class A	6,937	103,916

Tobacco (0.1%)
Philip Morris International, Inc.	49,400	4,044,378
Reynolds American, Inc.	27,537	1,471,027

		5,515,405

Total Consumer Staples		302,272,770

Energy (13.1%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	16,786	845,847
Baker Hughes, Inc.	148,813	9,675,821
Cameron International Corp.*	33,002	2,038,534
Diamond Offshore Drilling, Inc.	24,744	1,206,517
Frank’s International N.V.	6,895	170,858
Halliburton Co.	273,507	16,106,827
Helmerich & Payne, Inc.	34,107	3,668,549
McDermott International, Inc.*	85,025	664,896
Nabors Industries Ltd.	105,869	2,609,671
National Oilwell Varco, Inc.	153,497	11,952,811
Oil States International, Inc.*	19,814	1,953,660
Patterson-UTI Energy, Inc.	52,804	1,672,831
Rowan Cos., plc, Class A*	44,687	1,505,058
RPC, Inc.	4,480	91,482
Superior Energy Services, Inc.	57,358	1,764,332
Tidewater, Inc.	17,879	869,277
Unit Corp.*	17,699	1,157,161

		57,954,132

Oil, Gas & Consumable Fuels (12.0%)
Anadarko Petroleum Corp.	170,326	14,436,832
Antero Resources Corp.*	7,394	462,864
Apache Corp.	353,619	29,332,696
Chesapeake Energy Corp.	208,199	5,334,058
Chevron Corp.	808,374	96,123,752
Cimarex Energy Co.	31,058	3,699,318
Cobalt International Energy, Inc.*	239,277	4,383,555
ConocoPhillips Co.	439,302	30,904,896
CONSOL Energy, Inc.	82,168	3,282,612
Denbury Resources, Inc.	134,146	2,199,994
Devon Energy Corp.	145,920	9,766,426
Energen Corp.	25,998	2,100,898
EOG Resources, Inc.	6,348	1,245,287
EQT Corp.	4,654	451,298
Exxon Mobil Corp.	1,825,044	178,270,298
Golar LNG Ltd.	15,811	659,161
Gulfport Energy Corp.*	139,519	9,930,962
Hess Corp.	305,791	25,343,958
HollyFrontier Corp.	72,981	3,472,436
Kinder Morgan, Inc.	20,058	651,684
Laredo Petroleum Holdings, Inc.*	1,725	44,609
Marathon Oil Corp.	1,069,528	37,989,635
Marathon Petroleum Corp.	302,612	26,339,349
Murphy Oil Corp.	68,704	4,318,734
Newfield Exploration Co.*	48,679	1,526,574
Noble Energy, Inc.	112,483	7,990,792
Occidental Petroleum Corp.	435,695	41,517,377
ONEOK, Inc.	4,451	263,722
PBF Energy, Inc., Class A	8,538	220,280
Peabody Energy Corp.	96,936	1,583,934
Phillips 66	265,932	20,492,720
Pioneer Natural Resources Co.	12,881	2,410,550
QEP Resources, Inc.	57,934	1,705,577
SandRidge Energy, Inc.*	177,579	1,090,335
Spectra Energy Corp.	240,497	8,883,959
Suncor Energy, Inc.	335,133	11,716,250
Teekay Corp.	13,683	769,532
Tesoro Corp.	48,816	2,469,601
Total S.A. (ADR)	182,181	11,951,074
Ultra Petroleum Corp.*	54,960	1,477,874
Valero Energy Corp.	739,268	39,255,131
Whiting Petroleum Corp.*	39,013	2,707,112
Williams Cos., Inc.	110,699	4,492,165
World Fuel Services Corp.	21,159	933,112
WPX Energy, Inc.*	71,946	1,297,186

		655,500,169

Total Energy		713,454,301

Financials (26.0%)
Banks (6.5%)
Associated Banc-Corp.	60,318	1,089,343
Bank of Hawaii Corp.	16,156	979,215
BankUnited, Inc.	23,180	805,969
BB&T Corp.	252,147	10,128,745
BOK Financial Corp.	9,527	657,839
CapitalSource, Inc.	70,441	1,027,734
CIT Group, Inc.	270,163	13,243,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	1,989,817	$94,715,289
City National Corp./California	16,801	1,322,575
Comerica, Inc.	67,130	3,477,334
Commerce Bancshares, Inc./Missouri	29,043	1,348,176
Cullen/Frost Bankers, Inc.	18,732	1,452,292
East West Bancorp, Inc.	48,977	1,787,660
Fifth Third Bancorp	314,219	7,211,326
First Citizens BancShares, Inc./North Carolina, Class A	2,770	666,877
First Horizon National Corp.	86,711	1,070,014
First Niagara Financial Group, Inc.	127,177	1,201,823
First Republic Bank/California	41,916	2,263,045
Fulton Financial Corp.	70,178	882,839
Huntington Bancshares, Inc./Ohio	301,341	3,004,370
KeyCorp	330,714	4,709,367
M&T Bank Corp.	46,372	5,624,924
PNC Financial Services Group, Inc.	190,242	16,551,054
Popular, Inc.*	37,089	1,149,388
Regions Financial Corp.	1,171,653	13,017,065
Signature Bank/New York*	15,410	1,935,342
SunTrust Banks, Inc.	194,084	7,722,602
SVB Financial Group*	16,278	2,096,281
Synovus Financial Corp.	351,458	1,191,443
TCF Financial Corp.	58,901	981,291
U.S. Bancorp/Minnesota	722,452	30,964,293
Valley National Bancorp	71,666	746,043
Wells Fargo & Co.	2,277,539	113,284,790
Zions Bancorp	66,259	2,052,704

		350,362,442

Capital Markets (2.4%)
American Capital Ltd.*	108,907	1,719,641
Ameriprise Financial, Inc.	49,380	5,435,257
Ares Capital Corp.	96,371	1,698,057
Artisan Partners Asset Management, Inc., Class A	2,657	170,712
Bank of New York Mellon Corp.	417,004	14,716,071
BlackRock, Inc.	30,402	9,560,821
Charles Schwab Corp.	340,806	9,314,228
E*TRADE Financial Corp.*	103,057	2,372,372
Federated Investors, Inc., Class B	8,803	268,844
Goldman Sachs Group, Inc.	164,755	26,995,107
Invesco Ltd.	159,775	5,911,675
Legg Mason, Inc.	40,015	1,962,336
LPL Financial Holdings, Inc.	4,373	229,757
Morgan Stanley	757,113	23,599,212
Northern Trust Corp.	85,998	5,638,029
Raymond James Financial, Inc.	43,837	2,451,803
SEI Investments Co.	2,837	95,352
State Street Corp.	228,133	15,866,650
TD Ameritrade Holding Corp.	83,660	2,840,257

		130,846,181

Consumer Finance (1.8%)
Capital One Financial Corp.	621,699	47,970,295
Discover Financial Services	657,776	38,275,986
SLM Corp.	456,961	11,186,405

		97,432,686

Diversified Financial Services (6.1%)
Bank of America Corp.	5,017,858	86,307,157
Berkshire Hathaway, Inc., Class B*	646,573	80,802,228
CME Group, Inc./Illinois	113,866	8,427,223
ING US, Inc.	227,606	8,255,269
Interactive Brokers Group, Inc., Class A	16,822	364,533
IntercontinentalExchange Group, Inc.	16,255	3,215,727
JPMorgan Chase & Co.	2,040,653	123,888,044
Leucadia National Corp.	91,976	2,575,328
McGraw Hill Financial, Inc.	70,127	5,350,690
MSCI, Inc.*	25,231	1,085,437
NASDAQ OMX Group, Inc.	344,587	12,729,044

		333,000,680

Insurance (6.4%)
ACE Ltd.	172,827	17,120,243
Aflac, Inc.	261,857	16,507,465
Alleghany Corp.*	6,100	2,485,018
Allied World Assurance Co. Holdings AG	8,404	867,209
Allstate Corp.	279,026	15,787,291
American Financial Group, Inc./Ohio	145,832	8,415,965
American International Group, Inc.	814,710	40,743,647
American National Insurance Co.	2,617	295,852
Aon plc	162,242	13,673,756
Arch Capital Group Ltd.*	44,840	2,580,094
Aspen Insurance Holdings Ltd.	23,831	946,091
Assurant, Inc.	135,183	8,781,488
Assured Guaranty Ltd.	60,626	1,535,050
Axis Capital Holdings Ltd.	31,915	1,463,303
Brown & Brown, Inc.	23,000	707,480
Chubb Corp.	171,563	15,320,576
Cincinnati Financial Corp.	58,786	2,860,527
CNA Financial Corp.	9,505	406,054
Endurance Specialty Holdings Ltd.	10,251	551,811
Everest Reinsurance Group Ltd.	18,006	2,755,818
Fidelity National Financial, Inc., Class A	83,406	2,622,285
Genworth Financial, Inc., Class A*	1,349,193	23,921,192
Hanover Insurance Group, Inc.	11,387	699,617
Hartford Financial Services Group, Inc.	446,894	15,761,951
HCC Insurance Holdings, Inc.	36,071	1,640,870
Kemper Corp.	17,117	670,473
Lincoln National Corp.	596,415	30,220,348
Loews Corp.	101,577	4,474,467
Markel Corp.*	5,025	2,995,402
Marsh & McLennan Cos., Inc.	65,782	3,243,053
MBIA, Inc.*	50,974	713,126
Mercury General Corp.	9,724	438,358
MetLife, Inc.	405,339	21,401,899
Old Republic International Corp.	93,280	1,529,792
PartnerReinsurance Ltd.	120,217	12,442,459
Principal Financial Group, Inc.	105,441	4,849,232
ProAssurance Corp.	22,208	988,922
Progressive Corp.	42,514	1,029,689
Protective Life Corp.	28,225	1,484,353
Prudential Financial, Inc.	228,213	19,318,230
Reinsurance Group of America, Inc.	26,055	2,074,760
RenaissanceReinsurance Holdings Ltd.	16,064	1,567,846
StanCorp Financial Group, Inc.	15,938	1,064,658
Torchmark Corp.	33,271	2,618,428
Travelers Cos., Inc.	235,785	20,065,303
Unum Group	95,980	3,389,054
Validus Holdings Ltd.	34,302	1,293,528
W. R. Berkley Corp.	39,019	1,623,971
White Mountains Insurance Group Ltd.	2,234	1,340,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
XL Group plc	321,145	$10,035,781

		349,323,962

Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	25,716	1,865,953
American Campus Communities, Inc. (REIT)	37,707	1,408,356
American Capital Agency Corp. (REIT)	142,448	3,061,208
American Homes 4 Rent (REIT), Class A	14,771	246,823
Annaly Capital Management, Inc. (REIT)	340,360	3,733,749
Apartment Investment & Management Co. (REIT), Class A	23,721	716,849
AvalonBay Communities, Inc. (REIT)	46,553	6,113,340
BioMed Realty Trust, Inc. (REIT)	67,024	1,373,322
Boston Properties, Inc. (REIT)	49,392	5,656,866
Brandywine Realty Trust (REIT)	56,271	813,679
BRE Properties, Inc. (REIT)	27,737	1,741,329
Brixmor Property Group, Inc. (REIT)	13,715	292,541
Camden Property Trust (REIT)	30,519	2,055,149
CBL & Associates Properties, Inc. (REIT)	39,520	701,480
Chimera Investment Corp. (REIT)	369,168	1,129,654
CommonWealth REIT (REIT)	42,567	1,119,512
Corporate Office Properties Trust/Maryland (REIT)	30,849	821,817
Corrections Corp. of America (REIT)	15,274	478,382
DDR Corp. (REIT)	94,862	1,563,326
Digital Realty Trust, Inc. (REIT)	9,877	524,271
Douglas Emmett, Inc. (REIT)	51,230	1,390,382
Duke Realty Corp. (REIT)	115,566	1,950,754
Equity Lifestyle Properties, Inc. (REIT)	8,302	337,476
Equity Residential (REIT)	129,390	7,503,326
Essex Property Trust, Inc. (REIT)	13,680	2,326,284
Extra Space Storage, Inc. (REIT)	36,686	1,779,638
Federal Realty Investment Trust (REIT)	8,136	933,362
Gaming and Leisure Properties, Inc. (REIT)	29,190	1,064,267
General Growth Properties, Inc. (REIT)	213,678	4,700,916
Hatteras Financial Corp. (REIT)	35,519	669,533
HCP, Inc. (REIT)	163,310	6,334,795
Health Care REIT, Inc. (REIT)	102,284	6,096,126
Healthcare Trust of America, Inc. (REIT), Class A	40,095	456,682
Home Properties, Inc. (REIT)	20,446	1,229,214
Hospitality Properties Trust (REIT)	50,200	1,441,744
Host Hotels & Resorts, Inc. (REIT)	267,548	5,415,172
Kilroy Realty Corp. (REIT)	29,267	1,714,461
Kimco Realty Corp. (REIT)	146,885	3,213,844
Liberty Property Trust (REIT)	46,578	1,721,523
Macerich Co. (REIT)	49,469	3,083,403
Mack-Cali Realty Corp. (REIT)	31,639	657,775
MFA Financial, Inc. (REIT)	129,808	1,006,012
Mid-America Apartment Communities, Inc. (REIT)	26,831	1,831,752
National Retail Properties, Inc. (REIT)	42,600	1,462,032
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,322	1,034,522
Post Properties, Inc. (REIT)	19,615	963,096
Prologis, Inc. (REIT)	179,012	7,309,060
Public Storage (REIT)	3,522	593,422
Realty Income Corp. (REIT)	70,539	2,882,224
Regency Centers Corp. (REIT)	19,167	978,667
Retail Properties of America, Inc. (REIT), Class A	48,111	651,423
Senior Housing Properties Trust (REIT)	62,660	1,407,970
Simon Property Group, Inc. (REIT)	28,245	4,632,180
SL Green Realty Corp. (REIT)	32,905	3,310,901
Spirit Realty Capital, Inc. (REIT)	107,360	1,178,813
Taubman Centers, Inc. (REIT)	18,808	1,331,418
Two Harbors Investment Corp. (REIT)	131,281	1,345,630
UDR, Inc. (REIT)	90,079	2,326,741
Ventas, Inc. (REIT)	57,825	3,502,460
Vornado Realty Trust (REIT)	54,132	5,335,250
Weingarten Realty Investors (REIT)	43,823	1,314,690
WP Carey, Inc. (REIT)	20,687	1,242,668

		135,079,214

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	65,900	1,807,637
Forest City Enterprises, Inc., Class A*	56,720	1,083,352
Howard Hughes Corp.*	14,233	2,031,191
Jones Lang LaSalle, Inc.	54,692	6,481,002
Realogy Holdings Corp.*	4,748	206,301
St. Joe Co.*	22,445	432,066

		12,041,549

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	208,332	2,047,903
New York Community Bancorp, Inc.	158,437	2,546,083
People’s United Financial, Inc.	111,247	1,654,243
TFS Financial Corp.*	28,310	351,893
Washington Federal, Inc.	37,460	872,818

		7,472,940

Total Financials		1,415,559,654

Health Care (13.6%)
Biotechnology (0.3%)
Celgene Corp.*	28,200	3,936,720
Gilead Sciences, Inc.*	100,500	7,121,430
Theravance, Inc.*	65,600	2,029,664
Vertex Pharmaceuticals, Inc.*	57,200	4,045,184

		17,132,998

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	560,034	21,566,909
Alere, Inc.*	29,201	1,003,054
Baxter International, Inc.	58,200	4,282,356
Boston Scientific Corp.*	484,721	6,553,428
CareFusion Corp.*	79,000	3,177,380
Cooper Cos., Inc.	4,505	618,807
Covidien plc	203,262	14,972,279
DENTSPLY International, Inc.	37,149	1,710,340
Hill-Rom Holdings, Inc.	21,534	829,920
Hologic, Inc.*	219,973	4,729,420
Medtronic, Inc.	1,054,949	64,921,562
St. Jude Medical, Inc.	134,929	8,823,007
Stryker Corp.	49,859	4,062,013
Teleflex, Inc.	14,857	1,593,265
Zimmer Holdings, Inc.	193,790	18,328,658

		157,172,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.1%)
Aetna, Inc.	209,576	$15,711,913
Cardinal Health, Inc.	122,848	8,596,903
Cigna Corp.	96,647	8,092,253
Community Health Systems, Inc.*	31,285	1,225,433
Envision Healthcare Holdings, Inc.*	6,162	208,460
Express Scripts Holding Co.*	39,182	2,942,176
HCA Holdings, Inc.*	89,146	4,680,165
Health Net, Inc.*	163,756	5,569,342
Humana, Inc.	56,596	6,379,501
LifePoint Hospitals, Inc.*	17,043	929,696
MEDNAX, Inc.*	12,896	799,294
Omnicare, Inc.	37,744	2,252,185
Patterson Cos., Inc.	3,357	140,188
Premier, Inc., Class A*	4,150	136,743
Quest Diagnostics, Inc.	201,094	11,647,365
UnitedHealth Group, Inc.	366,499	30,049,253
Universal Health Services, Inc., Class B	10,690	877,328
VCA Antech, Inc.*	31,829	1,025,849
WellPoint, Inc.	126,328	12,575,952

		113,839,999

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	63,957	1,153,145
Veeva Systems, Inc., Class A*	1,892	50,516

		1,203,661

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	110,206	6,162,720
Bio-Rad Laboratories, Inc., Class A*	7,362	943,219
Charles River Laboratories International, Inc.*	9,709	585,841
PerkinElmer, Inc.	40,238	1,813,124
QIAGEN N.V.*	84,085	1,773,353
Quintiles Transnational Holdings, Inc.*	5,442	276,290
Techne Corp.	7,141	609,627
Thermo Fisher Scientific, Inc.	128,987	15,509,397

		27,673,571

Pharmaceuticals (7.8%)
AstraZeneca plc (ADR)	243,651	15,808,077
Bristol-Myers Squibb Co.	82,101	4,265,147
Eli Lilly and Co.	589,623	34,705,210
Forest Laboratories, Inc.*	95,834	8,842,603
GlaxoSmithKline plc (ADR)	164,000	8,762,520
Hospira, Inc.*	248,287	10,738,413
Johnson & Johnson	1,161,573	114,101,316
Mallinckrodt plc*	21,223	1,345,750
Merck & Co., Inc.	1,284,982	72,948,428
Pfizer, Inc.	4,171,921	134,002,102
Roche Holding AG (ADR)	184,500	6,959,340
Teva Pharmaceutical Industries Ltd. (ADR)	194,370	10,270,511

		422,749,417

Total Health Care		739,772,044

Industrials (7.9%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	11,595	1,648,229
B/E Aerospace, Inc.*	2,286	198,402
Boeing Co.	41,000	5,145,090
Exelis, Inc.	67,586	1,284,810
General Dynamics Corp.	107,356	11,693,215
Honeywell International, Inc.	40,150	3,724,314
L-3 Communications Holdings, Inc.	32,423	3,830,777
Northrop Grumman Corp.	166,165	20,501,438
Raytheon Co.	221,781	21,909,745
Rockwell Collins, Inc.	5,391	429,501
Spirit AeroSystems Holdings, Inc., Class A*	37,335	1,052,474
Textron, Inc.	99,841	3,922,753
Triumph Group, Inc.	14,801	955,848
United Technologies Corp.	20,865	2,437,867

		78,734,463

Air Freight & Logistics (0.3%)
FedEx Corp.	113,873	15,095,005

Airlines (0.4%)
Alaska Air Group, Inc.	1,989	185,594
American Airlines Group, Inc.*	55,182	2,019,661
Delta Air Lines, Inc.	434,831	15,066,894
Southwest Airlines Co.	230,989	5,453,650

		22,725,799

Building Products (0.1%)
A.O. Smith Corp.	15,952	734,111
Allegion plc	10,332	539,020
Fortune Brands Home & Security, Inc.	7,241	304,701
Owens Corning, Inc.	42,709	1,843,748

		3,421,580

Commercial Services & Supplies (0.3%)
ADT Corp.	78,603	2,354,160
Cintas Corp.	26,690	1,590,991
Covanta Holding Corp.	38,165	688,878
Iron Mountain, Inc.	6,161	169,859
KAR Auction Services, Inc.	17,139	520,169
Pitney Bowes, Inc.	41,047	1,066,811
R.R. Donnelley & Sons Co.	29,944	535,998
Republic Services, Inc.	97,161	3,319,020
Waste Connections, Inc.	2,553	111,974
Waste Management, Inc.	154,388	6,495,103

		16,852,963

Construction & Engineering (0.2%)
AECOM Technology Corp.*	33,555	1,079,464
Fluor Corp.	23,512	1,827,588
Jacobs Engineering Group, Inc.*	47,064	2,988,564
KBR, Inc.	53,186	1,419,002
Quanta Services, Inc.*	59,355	2,190,200
URS Corp.	67,430	3,173,256

		12,678,074

Electrical Equipment (0.3%)
Babcock & Wilcox Co.	12,579	417,623
Eaton Corp. plc	169,961	12,767,470
Emerson Electric Co.	65,145	4,351,686
Hubbell, Inc., Class B	5,956	713,946
Regal-Beloit Corp.	16,221	1,179,429

		19,430,154

Industrial Conglomerates (2.6%)
3M Co.	58,004	7,868,823
Carlisle Cos., Inc.	21,681	1,720,170
Danaher Corp.	171,457	12,859,275
General Electric Co.	4,508,601	116,727,680

		139,175,948

Machinery (1.7%)
AGCO Corp.	35,009	1,931,096
Caterpillar, Inc.	193,553	19,233,362
Crane Co.	1,343	95,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cummins, Inc.	12,347	$1,839,580
Donaldson Co., Inc.	4,161	176,426
Dover Corp.	16,167	1,321,652
Harsco Corp.	27,024	633,172
IDEX Corp.	2,058	150,008
Illinois Tool Works, Inc.	195,486	15,898,876
Ingersoll-Rand plc	51,196	2,930,459
Joy Global, Inc.	38,243	2,218,094
Kennametal, Inc.	28,309	1,254,089
Navistar International Corp.*	17,503	592,827
Oshkosh Corp.	31,685	1,865,296
PACCAR, Inc.	110,696	7,465,338
Parker Hannifin Corp.	71,762	8,590,629
Pentair Ltd. (Registered)	73,450	5,827,523
Snap-on, Inc.	18,596	2,110,274
SPX Corp.	16,864	1,657,900
Stanley Black & Decker, Inc.	90,032	7,314,200
Terex Corp.	40,003	1,772,133
Timken Co.	31,025	1,823,650
Trinity Industries, Inc.	28,497	2,053,779
Xylem, Inc.	62,555	2,278,253

		91,034,170

Marine (0.0%)
Kirby Corp.*	8,353	845,741

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,121	111,372
Manpowergroup, Inc.	27,722	2,185,325
Nielsen Holdings N.V.	67,209	2,999,538
Towers Watson & Co., Class A	23,466	2,676,297

		7,972,532

Road & Rail (0.4%)
Amerco, Inc.	1,272	295,257
Con-way, Inc.	12,859	528,248
CSX Corp.	184,018	5,331,001
Genesee & Wyoming, Inc., Class A*	8,787	855,151
Norfolk Southern Corp.	92,797	9,017,084
Ryder System, Inc.	18,689	1,493,625
Union Pacific Corp.	10,200	1,914,132

		19,434,498

Trading Companies & Distributors (0.1%)
Air Lease Corp.	25,225	940,640
GATX Corp.	16,874	1,145,407
HD Supply Holdings, Inc.*	8,247	215,659
MRC Global, Inc.*	17,105	461,151
WESCO International, Inc.*	15,857	1,319,620

		4,082,477

Total Industrials		431,483,404

Information Technology (10.7%)
Communications Equipment (1.9%)
Brocade Communications Systems, Inc.*	620,844	6,587,155
Cisco Systems, Inc.	3,222,801	72,222,970
CommScope Holding Co., Inc.*	6,401	157,977
EchoStar Corp., Class A*	14,607	694,709
Harris Corp.	149,556	10,941,517
JDS Uniphase Corp.*	19,568	273,952
Juniper Networks, Inc.*	148,311	3,820,491
Motorola Solutions, Inc.	4,702	302,292
Polycom, Inc.*	62,015	850,846
Riverbed Technology, Inc.*	3,262	64,294
Telefonaktiebolaget LM Ericsson (ADR)	610,400	8,136,632

		104,052,835

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	88,304	5,241,725
Avnet, Inc.	95,665	4,451,292
AVX Corp.	17,071	224,996
CDW Corp.	6,214	170,512
Corning, Inc.	712,364	14,831,419
Dolby Laboratories, Inc., Class A*	9,819	436,946
FLIR Systems, Inc.	15,494	557,784
Ingram Micro, Inc., Class A*	54,783	1,619,385
Jabil Circuit, Inc.	72,829	1,310,922
Knowles Corp.*	8,083	255,180
Tech Data Corp.*	13,649	832,043
Vishay Intertechnology, Inc.	47,227	702,738
Zebra Technologies Corp., Class A*	16,719	1,160,466

		31,795,408

Internet Software & Services (0.5%)
AOL, Inc.*	27,833	1,218,250
Google, Inc., Class A*	10,500	11,702,355
Twitter, Inc.*	7,303	340,831
Yahoo!, Inc.*	321,310	11,535,029

		24,796,465

IT Services (1.4%)
Amdocs Ltd.	162,374	7,543,896
Booz Allen Hamilton Holding Corp.	100,113	2,202,486
Computer Sciences Corp.	53,994	3,283,915
CoreLogic, Inc.*	34,349	1,031,844
DST Systems, Inc.	2,243	212,614
Fidelity National Information Services, Inc.	94,919	5,073,420
International Business Machines Corp.	50,400	9,701,496
Leidos Holdings, Inc.	26,262	928,887
MasterCard, Inc., Class A	71,000	5,303,700
Paychex, Inc.	11,756	500,806
Science Applications International Corp.	15,021	561,635
Total System Services, Inc.	59,241	1,801,519
VeriFone Systems, Inc.*	39,113	1,322,802
Western Union Co.	748,794	12,250,270
Xerox Corp.	1,997,037	22,566,518

		74,285,808

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	75,360	2,731,046
Analog Devices, Inc.	62,967	3,346,066
Applied Materials, Inc.	572,389	11,688,183
Avago Technologies Ltd.	7,494	482,689
Broadcom Corp., Class A	115,536	3,637,073
Fairchild Semiconductor International, Inc.*	45,745	630,824
First Solar, Inc.*	24,397	1,702,667
Freescale Semiconductor Ltd.*	11,180	272,904
Intel Corp.	1,669,730	43,095,731
KLA-Tencor Corp.	105,097	7,266,407
Lam Research Corp.*	44,832	2,465,760
LSI Corp.	174,552	1,932,291
Marvell Technology Group Ltd.	141,772	2,232,909
Micron Technology, Inc.*	529,267	12,522,457
NVIDIA Corp.	207,697	3,719,853
ON Semiconductor Corp.*	8,172	76,817
Silicon Laboratories, Inc.*	2,070	108,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.*	11,642	$436,808
Teradyne, Inc.*	384,897	7,655,601

		106,004,243

Software (1.8%)
Activision Blizzard, Inc.	89,187	1,822,982
Adobe Systems, Inc.*	110,015	7,232,386
Autodesk, Inc.*	16,697	821,159
CA, Inc.	117,871	3,650,465
Compuware Corp.	76,687	805,214
Electronic Arts, Inc.*	346,429	10,049,905
FireEye, Inc.*	1,551	95,495
MICROS Systems, Inc.*	24,055	1,273,231
Microsoft Corp.	1,081,312	44,322,979
Nuance Communications, Inc.*	93,959	1,613,276
Oracle Corp.	417,371	17,074,648
Rovi Corp.*	32,880	749,006
Symantec Corp.	328,836	6,566,855
Synopsys, Inc.*	55,240	2,121,768
Zynga, Inc., Class A*	209,574	901,168

		99,100,537

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	142,877	76,687,801
Diebold, Inc.	22,924	914,439
EMC Corp.	377,411	10,344,836
Hewlett-Packard Co.	1,255,564	40,630,051
Lexmark International, Inc., Class A	22,652	1,048,561
SanDisk Corp.	47,786	3,879,745
Stratasys Ltd.*	5,166	548,061
Western Digital Corp.	75,904	6,969,505

		141,022,999

Total Information Technology		581,058,295

Materials (2.6%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	74,900	8,916,096
Akzo Nobel N.V. (ADR)	287,600	7,842,852
Albemarle Corp.	18,221	1,210,239
Ashland, Inc.	82,661	8,223,116
Cabot Corp.	40,727	2,405,337
Celanese Corp.	31,700	1,759,667
CF Industries Holdings, Inc.	21,350	5,564,664
Cytec Industries, Inc.	13,172	1,285,719
Dow Chemical Co.	377,679	18,351,423
Huntsman Corp.	83,395	2,036,506
Kronos Worldwide, Inc.	7,506	125,200
LyondellBasell Industries N.V., Class A	207,280	18,435,483
Mosaic Co.	107,835	5,391,750
PPG Industries, Inc.	4,673	904,038
Rockwood Holdings, Inc.	7,708	573,475
RPM International, Inc.	3,070	128,449
Sigma-Aldrich Corp.	2,447	228,501
W.R. Grace & Co.*	3,616	358,599
Westlake Chemical Corp.	2,174	143,875

		83,884,989

Construction Materials (0.1%)
Vulcan Materials Co.	46,733	3,105,408

Containers & Packaging (0.2%)
AptarGroup, Inc.	7,171	474,003
Avery Dennison Corp.	24,495	1,241,162
Bemis Co., Inc.	20,764	814,779
Crown Holdings, Inc.*	35,571	1,591,447
Greif, Inc., Class A	9,145	480,021
MeadWestvaco Corp.	63,577	2,393,038
Owens-Illinois, Inc.*	24,394	825,249
Rock-Tenn Co., Class A	7,292	769,816
Sonoco Products Co.	36,394	1,492,882

		10,082,397

Metals & Mining (0.8%)
Alcoa, Inc.	384,231	4,945,053
Allegheny Technologies, Inc.	38,841	1,463,529
Carpenter Technology Corp.	16,705	1,103,198
Cliffs Natural Resources, Inc.	54,997	1,125,239
Freeport-McMoRan Copper & Gold, Inc.	371,589	12,288,448
Newmont Mining Corp.	176,931	4,147,263
Nucor Corp.	114,242	5,773,791
Reliance Steel & Aluminum Co.	75,673	5,347,054
Royal Gold, Inc.	17,290	1,082,700
Steel Dynamics, Inc.	83,816	1,491,087
Tahoe Resources, Inc.*	26,730	565,339
United States Steel Corp.	51,837	1,431,219

		40,763,920

Paper & Forest Products (0.0%)
Domtar Corp.	11,918	1,337,438
International Paper Co.	22,451	1,030,052

		2,367,490

Total Materials		140,204,204

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	2,295,247	80,494,312
CenturyLink, Inc.	218,800	7,185,392
Frontier Communications Corp.	358,505	2,043,479
Intelsat S.A.*	7,600	142,272
Level 3 Communications, Inc.*	38,802	1,518,710
Verizon Communications, Inc.	10,400	494,728
Windstream Holdings, Inc.	11,722	96,589

		91,975,482

Wireless Telecommunication Services (0.3%)
Sprint Corp.*	250,068	2,298,125
Telephone & Data Systems, Inc.	136,964	3,589,826
T-Mobile US, Inc.*	61,927	2,045,449
U.S. Cellular Corp.	38,494	1,578,639
Vodafone Group plc (ADR)	143,890	5,296,591

		14,808,630

Total Telecommunication Services		106,784,112

Utilities (4.8%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.	218,107	11,049,301
Duke Energy Corp.	253,543	18,057,332
Edison International	409,616	23,188,362
Entergy Corp.	64,055	4,282,077
Exelon Corp.	307,518	10,320,304
FirstEnergy Corp.	150,316	5,115,253
Great Plains Energy, Inc.	55,312	1,495,636
Hawaiian Electric Industries, Inc.	35,422	900,427
NextEra Energy, Inc.	152,636	14,595,054
Northeast Utilities	113,035	5,143,093
OGE Energy Corp.	71,246	2,619,003
Pepco Holdings, Inc.	89,339	1,829,663
Pinnacle West Capital Corp.	39,525	2,160,437
PPL Corp.	226,932	7,520,526
Southern Co.	312,731	13,741,400
Westar Energy, Inc.	45,597	1,603,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	178,713	$5,425,727

		129,046,786

Gas Utilities (0.4%)
AGL Resources, Inc.	42,525	2,082,024
Atmos Energy Corp.	32,571	1,535,071
National Fuel Gas Co.	26,490	1,855,360
ONE Gas, Inc.*	1,112	39,954
Questar Corp.	54,782	1,302,716
UGI Corp.	322,843	14,724,869

		21,539,994

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	1,219,516	17,414,689
Calpine Corp.*	464,186	9,706,129
NRG Energy, Inc.	115,919	3,686,224

		30,807,042

Multi-Utilities (1.4%)
Alliant Energy Corp.	39,904	2,266,946
Ameren Corp.	87,188	3,592,146
CenterPoint Energy, Inc.	153,990	3,648,023
CMS Energy Corp.	95,913	2,808,333
Consolidated Edison, Inc.	105,314	5,650,096
Dominion Resources, Inc.	207,528	14,732,413
DTE Energy Co.	62,511	4,643,942
Integrys Energy Group, Inc.	28,496	1,699,786
MDU Resources Group, Inc.	67,907	2,329,889
NiSource, Inc.	112,159	3,985,009
PG&E Corp.	176,332	7,617,542
Public Service Enterprise Group, Inc.	181,785	6,933,280
SCANA Corp.	50,169	2,574,673
Sempra Energy	87,527	8,469,113
TECO Energy, Inc.	78,250	1,341,988
Vectren Corp.	29,627	1,167,008
Wisconsin Energy Corp.	82,179	3,825,432

		77,285,619

Water Utilities (0.0%)
American Water Works Co., Inc.	63,930	2,902,422
Aqua America, Inc.	7,931	198,830

		3,101,252

Total Utilities		261,780,693

Total Common Stocks (94.6%) (Cost $3,850,175,526)		5,141,304,276

CONVERTIBLE PREFERRED STOCK:
Industrials (0.0%)
Machinery (0.0%)
Stanley Black & Decker, Inc. 6.250%	6,000	647,640

Total Convertible Preferred Stock (0.0%) (Cost $600,000)		647,640

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.4%)
iShares® Core S&P 500 ETF	294	55,322
iShares® Morningstar Large-Cap ETF	499	55,224
iShares® Morningstar Large-Cap Growth ETF	5,960	593,675
iShares® Morningstar Large-Cap Value ETF	48,175	3,933,007
iShares® Russell 1000 ETF	531	55,633
iShares® Russell 1000 Growth ETF	5,670	490,682
iShares® Russell 1000 Value ETF	83,138	8,022,817
iShares® S&P 500 Value ETF	61,141	5,313,153
Vanguard Growth ETF	6,170	576,772
Vanguard Large-Cap ETF	1,964	168,943
Vanguard Value ETF	63,001	4,921,008

Total Investment Companies (0.4%) (Cost $22,704,986)		24,186,236

Total Investments (95.0%) (Cost $3,873,480,512)		5,166,138,152
Other Assets Less Liabilities (5.0%)		269,992,906

Net Assets (100%)		$5,436,131,058

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	2,628	June-14	$240,847,239	$245,008,440	$4,161,201
S&P MidCap 400 E-Mini Index	246	June-14	33,457,621	33,822,540	364,919

					$4,526,120

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$448,934,799	$—	$—	$448,934,799
Consumer Staples	302,272,770	—	—	302,272,770
Energy	713,454,301	—	—	713,454,301
Financials	1,415,559,654	—	—	1,415,559,654
Health Care	739,772,044	—	—	739,772,044
Industrials	431,483,404	—	—	431,483,404
Information Technology	581,058,295	—	—	581,058,295
Materials	140,204,204	—	—	140,204,204
Telecommunication Services	106,784,112	—	—	106,784,112
Utilities	261,780,693	—	—	261,780,693
Convertible Preferred Stocks
Industrials	647,640	—	—	647,640
Futures	4,526,120	—	—	4,526,120
Investment Companies
Exchange Traded Funds (ETFs)	24,186,236	—	—	24,186,236

Total Assets	$5,170,664,272	$—	$—	$5,170,664,272

Total Liabilities	$—	$—	$—	$—

Total	$5,170,664,272	$—	$—	$5,170,664,272

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$196,252,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$250,513,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,145,941,850
Aggregate gross unrealized depreciation	(25,722,670)

Net unrealized appreciation	$1,120,219,180

Federal income tax cost of investments	$4,045,918,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.6%)
BorgWarner, Inc.	6,803	$418,180

Automobiles (0.7%)
Ford Motor Co.	35,996	561,538

Hotels, Restaurants & Leisure (2.9%)
Hyatt Hotels Corp., Class A*	4,696	252,692
MGM Resorts International*	32,450	839,157
Starwood Hotels & Resorts Worldwide, Inc.	8,433	671,267
Wynn Resorts Ltd.	2,142	475,845

		2,238,961

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	1,494	502,761

Media (1.7%)
Twenty-First Century Fox, Inc., Class A	9,543	305,090
Walt Disney Co.	12,463	997,912

		1,303,002

Multiline Retail (1.8%)
Kohl’s Corp.	8,736	496,205
Macy’s, Inc.	14,367	851,819

		1,348,024

Specialty Retail (1.3%)
AutoZone, Inc.*	711	381,878
Dick’s Sporting Goods, Inc.	11,652	636,316

		1,018,194

Textiles, Apparel & Luxury Goods (1.3%)
PVH Corp.	4,764	594,404
Ralph Lauren Corp.	2,508	403,613

		998,017

Total Consumer Discretionary		8,388,677

Consumer Staples (6.6%)
Beverages (1.9%)
Coca-Cola Co.	21,493	830,919
PepsiCo, Inc.	7,614	635,769

		1,466,688

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	11,720	877,359
Wal-Mart Stores, Inc.	5,983	457,281

		1,334,640

Food Products (1.0%)
Mondelez International, Inc., Class A	21,826	754,088

Household Products (1.5%)
Colgate-Palmolive Co.	12,832	832,412
Procter & Gamble Co.	4,258	343,195

		1,175,607

Tobacco (0.4%)
Philip Morris International, Inc.	3,544	290,147

Total Consumer Staples		5,021,170

Energy (10.5%)
Energy Equipment & Services (2.0%)
Halliburton Co.	10,807	636,424
Schlumberger Ltd.	9,262	903,045

		1,539,469

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	7,556	640,447
Cabot Oil & Gas Corp.	974	32,999
Chevron Corp.	5,820	692,056
EOG Resources, Inc.	5,777	1,133,274
EQT Corp.	2,192	212,558
Exxon Mobil Corp.	10,408	1,016,654
Hess Corp.	8,918	739,124
Marathon Petroleum Corp.	3,257	283,489
Occidental Petroleum Corp.	3,884	370,106
Pioneer Natural Resources Co.	3,336	624,299
Range Resources Corp.	2,264	187,844
Valero Energy Corp.	9,367	497,388

		6,430,238

Total Energy		7,969,707

Financials (18.9%)
Banks (6.3%)
Citigroup, Inc.	21,578	1,027,113
Comerica, Inc.	13,913	720,693
Fifth Third Bancorp	7,140	163,863
PNC Financial Services Group, Inc.	5,394	469,278
Regions Financial Corp.	40,557	450,588
SunTrust Banks, Inc.	11,069	440,435
U.S. Bancorp/Minnesota	13,602	582,982
Wells Fargo & Co.	19,478	968,836

		4,823,788

Capital Markets (3.9%)
Goldman Sachs Group, Inc.	7,471	1,224,123
Invesco Ltd.	11,647	430,939
Morgan Stanley	22,587	704,037
State Street Corp.	1,554	108,081
TD Ameritrade Holding Corp.	14,531	493,327

		2,960,507

Consumer Finance (1.6%)
Capital One Financial Corp.	15,471	1,193,742

Diversified Financial Services (2.9%)
Bank of America Corp.	26,291	452,205
JPMorgan Chase & Co.	29,346	1,781,596

		2,233,801

Insurance (3.7%)
Chubb Corp.	2,927	261,381
Hartford Financial Services Group, Inc.	29,287	1,032,953
Lincoln National Corp.	15,890	805,146
Prudential Financial, Inc.	8,740	739,841

		2,839,321

Real Estate Investment Trusts (REITs) (0.5%)
Host Hotels & Resorts, Inc. (REIT)	17,236	348,857

Total Financials		14,400,016

Health Care (14.0%)
Biotechnology (3.8%)
Celgene Corp.*	3,628	506,469
Gilead Sciences, Inc.*	13,654	967,522
Isis Pharmaceuticals, Inc.*	8,795	380,032
Medivation, Inc.*	10,378	668,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	5,206	$368,168

		2,890,223

Health Care Equipment & Supplies (0.7%)
Covidien plc	6,956	512,379

Health Care Providers & Services (5.0%)
Express Scripts Holding Co.*	18,465	1,386,537
HCA Holdings, Inc.*	18,741	983,903
McKesson Corp.	4,139	730,823
UnitedHealth Group, Inc.	8,466	694,127

		3,795,390

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	21,091	1,095,678
Eli Lilly and Co.	11,227	660,821
Johnson & Johnson	3,899	382,999
Merck & Co., Inc.	2,862	162,476
Pfizer, Inc.	36,145	1,160,977

		3,462,951

Total Health Care		10,660,943

Industrials (11.1%)
Aerospace & Defense (3.8%)
B/E Aerospace, Inc.*	5,927	514,404
Boeing Co.	5,466	685,928
Honeywell International, Inc.	7,355	682,250
United Technologies Corp.	8,427	984,611

		2,867,193

Construction & Engineering (0.6%)
Fluor Corp.	5,746	446,637

Electrical Equipment (2.1%)
Eaton Corp. plc	8,640	649,037
Emerson Electric Co.	14,141	944,619

		1,593,656

Industrial Conglomerates (1.0%)
General Electric Co.	29,775	770,875

Machinery (1.9%)
Caterpillar, Inc.	3,061	304,172
PACCAR, Inc.	9,674	652,414
Terex Corp.	10,829	479,725

		1,436,311

Road & Rail (1.4%)
Union Pacific Corp.	5,866	1,100,813

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	820	207,181

Total Industrials		8,422,666

Information Technology (20.9%)
Communications Equipment (2.4%)
Cisco Systems, Inc.	42,166	944,940
QUALCOMM, Inc.	10,967	864,858

		1,809,798

Internet Software & Services (6.4%)
eBay, Inc.*	13,795	762,036
Google, Inc., Class A*	1,752	1,952,621
Monster Worldwide, Inc.*	56,467	422,373
Pandora Media, Inc.*	22,968	696,390
Twitter, Inc.*	107	4,994
Yahoo!, Inc.*	27,977	1,004,374

		4,842,788

IT Services (1.1%)
International Business Machines Corp.	2,044	393,450
Vantiv, Inc., Class A*	14,997	453,209

		846,659

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	17,987	464,244
Texas Instruments, Inc.	13,030	614,365

		1,078,609

Software (3.3%)
Informatica Corp.*	9,838	371,680
Microsoft Corp.	23,643	969,126
Oracle Corp.	22,846	934,630
VMware, Inc., Class A*	2,513	271,454

		2,546,890

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	4,729	2,538,243
EMC Corp.	29,945	820,792
Hewlett-Packard Co.	6,643	214,968
NCR Corp.*	26,827	980,527
NetApp, Inc.	6,514	240,367

		4,794,897

Total Information Technology		15,919,641

Materials (3.4%)
Chemicals (1.4%)
Celanese Corp.	4,567	253,514
Dow Chemical Co.	4,733	229,976
E.I. du Pont de Nemours & Co.	1,867	125,276
LyondellBasell Industries N.V., Class A	5,239	465,957

		1,074,723

Containers & Packaging (0.7%)
Rock-Tenn Co., Class A	4,810	507,792

Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.	13,668	452,001
Reliance Steel & Aluminum Co.	4,179	295,288
United States Steel Corp.	9,363	258,512

		1,005,801

Total Materials		2,588,316

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	10,122	481,504

Total Telecommunication Services		481,504

Utilities (0.5%)
Electric Utilities (0.3%)
NextEra Energy, Inc.	2,295	219,448

Multi-Utilities (0.2%)
PG&E Corp.	4,408	190,425

Total Utilities		409,873

Total Investments (97.5%) (Cost $51,421,258)		74,262,513
Other Assets Less Liabilities (2.5%)		1,878,729

Net Assets (100%)		$76,141,242

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,388,677	$—	$—	$8,388,677
Consumer Staples	5,021,170	—	—	5,021,170
Energy	7,969,707	—	—	7,969,707
Financials	14,400,016	—	—	14,400,016
Health Care	10,660,943	—	—	10,660,943
Industrials	8,422,666	—	—	8,422,666
Information Technology	15,919,641	—	—	15,919,641
Materials	2,588,316	—	—	2,588,316
Telecommunication Services	481,504	—	—	481,504
Utilities	409,873	—	—	409,873

Total Assets	$74,262,513	$—	$—	$74,262,513

Total Liabilities	$—	$—	$—	$—

Total	$74,262,513	$—	$—	$74,262,513

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,821,137
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6.199.490

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,055,237
Aggregate gross unrealized depreciation	(1,474,341)

Net unrealized appreciation	$22,580,896

Federal income tax cost of investments	$51,681,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.1%)
Rio Tinto Ltd.	244,279	$14,448,822

Belgium (1.0%)
KBC Groep N.V.	208,877	12,871,764

Brazil (2.7%)
BM&F Bovespa S.A.	2,130,100	10,570,703
Cia. Hering	250,600	3,039,450
Itau Unibanco Holding S.A. (Preference) (ADR)	778,345	11,566,207
Lojas Renner S.A.	109,900	3,111,976
M Dias Branco S.A.	138,800	5,563,623

		33,851,959

Canada (3.7%)
Canadian National Railway Co.	431,724	24,271,523
Dollarama, Inc.	178,312	13,584,294
Suncor Energy, Inc.	240,575	8,402,172

		46,257,989

Chile (0.4%)
Banco Santander Chile S.A. (ADR)	233,479	5,472,748

China (0.5%)
Guangzhou Automobile Group Co., Ltd., Class H	5,771,294	6,085,300

Denmark (3.5%)
Carlsberg A/S, Class B	183,591	18,295,004
Chr Hansen Holding A/S	242,028	9,602,104
Novo Nordisk A/S, Class B	362,931	16,556,742

		44,453,850

Finland (0.5%)
Kone Oyj, Class B	156,832	6,586,509

France (14.0%)
Air Liquide S.A.	85,318	11,572,572
Danone S.A.	470,615	33,288,086
Dassault Systemes S.A.	67,902	7,958,997
Essilor International S.A.	78,190	7,900,974
Legrand S.A.	102,121	6,350,567
L’Oreal S.A.	50,004	8,249,432
LVMH Moet Hennessy Louis Vuitton S.A.	170,990	31,127,354
Pernod-Ricard S.A.	225,402	26,260,517
Publicis Groupe S.A.	210,477	19,036,372
Schneider Electric S.A.	175,195	15,575,954
Technip S.A.	88,401	9,127,305

		176,448,130

Germany (9.3%)
Adidas AG	128,255	13,894,771
Bayer AG (Registered)	203,609	27,535,412
Brenntag AG	89,601	16,638,738
Fresenius Medical Care AG & Co. KGaA	93,303	6,509,459
Linde AG	109,785	21,975,269
SAP AG	211,229	17,097,668
Symrise AG	267,174	13,355,629

		117,006,946

Hong Kong (3.7%)
AIA Group Ltd.	3,896,369	18,512,233
China Unicom Hong Kong Ltd.	5,860,756	7,704,373
Dairy Farm International Holdings Ltd.	390,138	3,803,096
Li & Fung Ltd.	11,074,832	16,418,158

		46,437,860

India (1.1%)
HDFC Bank Ltd.	1,045,092	14,016,824

Ireland (4.2%)
Accenture plc, Class A	307,120	24,483,606
Experian plc	707,903	12,768,812
Paddy Power plc	93,829	7,470,221
Shire plc	181,079	8,910,355

		53,632,994

Israel (1.0%)
NICE Systems Ltd. (ADR)	294,139	13,136,248

Italy (1.6%)
Prysmian S.p.A.	393,651	9,823,110
Saipem S.p.A.	446,418	10,907,397

		20,730,507

Japan (10.5%)
AEON Financial Service Co., Ltd.	247,700	5,575,370
Honda Motor Co., Ltd.	707,400	24,872,833
INPEX Corp.	921,900	11,939,535
Japan Tobacco, Inc.	605,100	18,973,690
Lawson, Inc.	176,300	12,461,764
Obic Co., Ltd.	443,800	13,988,939
SoftBank Corp.	114,800	8,658,150
Sundrug Co., Ltd.	176,300	8,042,306
Toyota Motor Corp.	151,400	8,520,606
Unicharm Corp.	179,900	9,631,636
Yahoo! Japan Corp.	1,938,000	9,482,235

		132,147,064

Netherlands (1.2%)
Akzo Nobel N.V.	112,396	9,209,116
Heineken N.V.	83,182	5,796,420

		15,005,536

Panama (1.5%)
Copa Holdings S.A., Class A	129,458	18,796,007

Peru (1.3%)
Credicorp Ltd.	116,443	16,059,819

Portugal (0.3%)
Jeronimo Martins SGPS S.A.	229,093	3,848,074

Russia (0.5%)
Sberbank of Russia (ADR)	608,744	5,947,429

South Korea (1.7%)
NAVER Corp.	11,693	8,512,665
Samsung Electronics Co., Ltd.	10,777	13,628,256

		22,140,921

Spain (1.1%)
Amadeus IT Holding S.A., Class A	70,971	2,951,113
Inditex S.A.	71,648	10,769,030

		13,720,143

Sweden (1.2%)
Telefonaktiebolaget LM Ericsson, Class B	1,112,737	14,825,154

Switzerland (11.2%)
Cie Financiere Richemont S.A. (Registered), Class A	129,525	12,402,280
Julius Baer Group Ltd.*	255,344	11,349,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	47,038	$6,589,686
Nestle S.A. (Registered)	539,767	40,670,827
Roche Holding AG	74,682	22,448,403
Schindler Holding AG	50,045	7,392,471
Sonova Holding AG (Registered)*	129,167	18,897,121
UBS AG (Registered)*	1,089,883	22,501,698

		142,252,391

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,450,706	29,043,134

United Kingdom (17.0%)
Aberdeen Asset Management plc	765,297	4,989,411
Bellway plc	199,572	5,525,474
BG Group plc	919,161	17,142,644
Burberry Group plc	209,995	4,894,368
Capita plc	753,850	13,797,833
Compass Group plc	2,076,145	31,731,926
Croda International plc	184,915	7,873,991
Diageo plc	637,761	19,794,060
HSBC Holdings plc	1,096,608	11,103,310
Intertek Group plc	203,307	10,433,713
Reckitt Benckiser Group plc	264,453	21,552,342
Rolls-Royce Holdings plc*	871,989	15,642,029
Serco Group plc	405,912	2,848,645
Standard Chartered plc	653,588	13,669,279
Weir Group plc	430,070	18,211,208
Whitbread plc	227,865	15,807,293

		215,017,526

United States (1.1%)
Mettler-Toledo International, Inc.*	57,371	13,521,197

Total Investments (99.2%) (Cost $927,297,607)		1,253,762,845
Other Assets Less Liabilities (0.8%)		10,476,592

Net Assets (100%)		$1,264,239,437

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	18.0%
Consumer Staples	18.7
Energy	4.5
Financials	13.0
Health Care	9.7
Industrials	14.7
Information Technology	12.3
Materials	7.0
Telecommunication Services	1.3
Cash and Other	0.8

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,735,720	$208,555,986	$—	$228,291,706
Consumer Staples	5,659,257	230,571,620	—	236,230,877
Energy	8,402,172	49,116,881	—	57,519,053
Financials	49,616,906	114,589,794	—	164,206,700
Health Care	13,521,197	108,758,466	—	122,279,663
Industrials	43,067,530	142,659,275	—	185,726,805
Information Technology	66,662,988	88,445,027	—	155,108,015
Materials	—	88,037,503	—	88,037,503
Telecommunication Services	—	16,362,523	—	16,362,523

Total Assets	$206,665,770	$1,047,097,075	$—	$1,253,762,845

Total Liabilities	$—	$—	$—	$—

Total	$206,665,770	$1,047,097,075	$—	$1,253,762,845

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,809,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,995,639

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,263,155
Aggregate gross unrealized depreciation	(28,223,455)

Net unrealized appreciation	$319,039,700

Federal income tax cost of investments	$934,723,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (0.3%)
Gentex Corp.	143,326	$4,519,069

Automobiles (0.2%)
Thor Industries, Inc.	44,730	2,731,214

Distributors (0.5%)
LKQ Corp.*	297,902	7,849,718

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc., Class A*	98,824	3,383,734
DeVry Education Group, Inc.	56,015	2,374,476
Matthews International Corp., Class A	27,008	1,102,196
Service Corp. International	211,638	4,207,363
Sotheby’s, Inc.	68,058	2,963,926

		14,031,695

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	38,707	2,565,113
Bob Evans Farms, Inc.	23,720	1,186,712
Brinker International, Inc.	65,935	3,458,291
Cheesecake Factory, Inc.	47,963	2,284,478
Domino’s Pizza, Inc.	55,654	4,283,688
International Speedway Corp., Class A	28,381	964,670
Life Time Fitness, Inc.*	39,625	1,905,962
Panera Bread Co., Class A*	26,560	4,687,043
Scientific Games Corp., Class A*	48,598	667,251
Wendy’s Co.	265,871	2,424,743

		24,427,951

Household Durables (1.7%)
Jarden Corp.*	123,700	7,400,971
KB Home	83,200	1,413,568
M.D.C. Holdings, Inc.	38,697	1,094,351
NVR, Inc.*	4,134	4,741,698
Tempur Sealy International, Inc.*	59,400	3,009,798
Toll Brothers, Inc.*	158,053	5,674,103
Tupperware Brands Corp.	50,155	4,200,983

		27,535,472

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,026	1,972,643

Leisure Products (0.8%)
Brunswick Corp.	91,000	4,121,390
Polaris Industries, Inc.	65,646	9,171,402

		13,292,792

Media (1.2%)
AMC Networks, Inc., Class A*	58,315	4,262,243
Cinemark Holdings, Inc.	103,504	3,002,651
DreamWorks Animation SKG, Inc., Class A*	70,436	1,870,076
John Wiley & Sons, Inc., Class A	45,840	2,642,218
Lamar Advertising Co., Class A*	64,811	3,304,713
Meredith Corp.	37,400	1,736,482
New York Times Co., Class A	126,678	2,168,727

		18,987,110

Multiline Retail (0.3%)
Big Lots, Inc.*	57,001	2,158,628
J.C. Penney Co., Inc.*	298,854	2,576,121

		4,734,749

Specialty Retail (3.9%)
Aaron’s, Inc.	70,186	2,122,425
Abercrombie & Fitch Co., Class A	76,600	2,949,100
Advance Auto Parts, Inc.	72,328	9,149,492
American Eagle Outfitters, Inc.	170,409	2,085,806
ANN, Inc.*	44,818	1,859,051
Ascena Retail Group, Inc.*	128,300	2,217,024
Cabela’s, Inc.*	45,986	3,012,543
Chico’s FAS, Inc.	158,873	2,546,734
CST Brands, Inc.	75,187	2,348,842
Dick’s Sporting Goods, Inc.	101,486	5,542,150
Foot Locker, Inc.	144,975	6,810,925
Guess?, Inc.	58,391	1,611,592
Murphy USA, Inc.*	43,600	1,769,724
Office Depot, Inc.*	478,300	1,975,379
Rent-A-Center, Inc.	54,374	1,446,348
Signet Jewelers Ltd.	79,689	8,435,878
Williams-Sonoma, Inc.	88,192	5,877,115

		61,760,128

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	53,830	4,179,900
Deckers Outdoor Corp.*	34,500	2,750,685
Hanesbrands, Inc.	99,478	7,608,077
Kate Spade & Co.*	122,900	4,558,361
Under Armour, Inc., Class A*	79,733	9,140,591

		28,237,614

Total Consumer Discretionary		210,080,155

Consumer Staples (3.2%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	199,999	1,367,993
United Natural Foods, Inc.*	49,234	3,491,676

		4,859,669

Food Products (1.8%)
Dean Foods Co.	95,650	1,478,749
Flowers Foods, Inc.	175,346	3,761,172
Hain Celestial Group, Inc.*	50,000	4,573,500
Hillshire Brands Co.	121,531	4,528,245
Ingredion, Inc.	73,443	4,999,999
Lancaster Colony Corp.	18,988	1,887,787
Post Holdings, Inc.*	38,108	2,100,513
Tootsie Roll Industries, Inc.	21,530	644,611
WhiteWave Foods Co., Class A*	172,895	4,934,423

		28,908,999

Household Products (1.0%)
Church & Dwight Co., Inc.	135,747	9,376,045
Energizer Holdings, Inc.	62,688	6,315,189

		15,691,234

Tobacco (0.1%)
Universal Corp.	23,594	1,318,669

Total Consumer Staples		50,778,571

Energy (5.8%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	56,796	2,861,950
CARBO Ceramics, Inc.	19,672	2,714,539
Dresser-Rand Group, Inc.*	76,285	4,455,807
Dril-Quip, Inc.*	40,025	4,486,803
Helix Energy Solutions Group, Inc.*	99,054	2,276,261
Oceaneering International, Inc.	107,196	7,703,105
Oil States International, Inc.*	52,613	5,187,642
Patterson-UTI Energy, Inc.	142,399	4,511,200
Superior Energy Services, Inc.	157,116	4,832,888
Tidewater, Inc.	48,812	2,373,239
Unit Corp.*	43,173	2,822,651

		44,226,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (3.0%)
Alpha Natural Resources, Inc.*	215,700	$916,725
Bill Barrett Corp.*	49,974	1,279,334
Cimarex Energy Co.	86,289	10,277,883
Energen Corp.	72,080	5,824,785
Gulfport Energy Corp.*	85,300	6,071,654
HollyFrontier Corp.	197,452	9,394,766
Rosetta Resources, Inc.*	60,560	2,820,885
SM Energy Co.	66,889	4,768,517
World Fuel Services Corp.	71,700	3,161,970
WPX Energy, Inc.*	201,000	3,624,030

		48,140,549

Total Energy		92,366,634

Financials (22.6%)
Banks (4.5%)
Associated Banc-Corp.	161,879	2,923,535
BancorpSouth, Inc.	82,489	2,058,925
Bank of Hawaii Corp.	44,078	2,671,568
Cathay General Bancorp	72,047	1,814,864
City National Corp./California	47,107	3,708,263
Commerce Bancshares, Inc./Missouri	80,754	3,748,601
Cullen/Frost Bankers, Inc.	51,936	4,026,598
East West Bancorp, Inc.	141,950	5,181,175
First Horizon National Corp.	235,900	2,911,006
First Niagara Financial Group, Inc.	351,174	3,318,594
FirstMerit Corp.	164,723	3,431,180
Fulton Financial Corp.	191,337	2,407,020
Hancock Holding Co.	81,759	2,996,467
International Bancshares Corp.	57,152	1,433,372
Prosperity Bancshares, Inc.	56,039	3,706,980
Signature Bank/New York*	47,000	5,902,730
SVB Financial Group*	45,224	5,823,947
Synovus Financial Corp.	972,303	3,296,107
TCF Financial Corp.	163,316	2,720,845
Trustmark Corp.	66,063	1,674,697
Valley National Bancorp	196,500	2,045,565
Webster Financial Corp.	88,872	2,760,364
Westamerica Bancorp	26,012	1,406,729

		71,969,132

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	53,197	10,642,060
Eaton Vance Corp.	123,075	4,696,542
Federated Investors, Inc., Class B	92,775	2,833,348
Greenhill & Co., Inc.	26,600	1,382,668
Janus Capital Group, Inc.	146,534	1,592,824
Raymond James Financial, Inc.	123,944	6,932,188
SEI Investments Co.	141,180	4,745,060
Waddell & Reed Financial, Inc., Class A	84,251	6,202,559

		39,027,249

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	86,845	4,915,427
MSCI, Inc.*	114,963	4,945,708

		9,861,135

Insurance (5.0%)
Alleghany Corp.*	16,537	6,736,843
American Financial Group, Inc./Ohio	70,379	4,061,572
Arthur J. Gallagher & Co.	133,986	6,375,054
Aspen Insurance Holdings Ltd.	65,705	2,608,488
Brown & Brown, Inc.	117,841	3,624,789
Everest Reinsurance Group Ltd.	47,320	7,242,326
Fidelity National Financial, Inc., Class A	276,157	8,682,376
First American Financial Corp.	105,255	2,794,520
Hanover Insurance Group, Inc.	43,214	2,655,068
HCC Insurance Holdings, Inc.	99,210	4,513,063
Kemper Corp.	50,895	1,993,557
Mercury General Corp.	35,436	1,597,455
Old Republic International Corp.	242,087	3,970,227
Primerica, Inc.	54,600	2,572,206
Protective Life Corp.	78,461	4,126,264
Reinsurance Group of America, Inc.	70,867	5,643,139
RenaissanceReinsurance Holdings Ltd.	41,300	4,030,880
StanCorp Financial Group, Inc.	43,782	2,924,638
W. R. Berkley Corp.	102,501	4,266,092

		80,418,557

Real Estate Investment Trusts (REITs) (8.9%)
Alexandria Real Estate Equities, Inc. (REIT)	71,021	5,153,284
American Campus Communities, Inc. (REIT)	104,666	3,909,275
BioMed Realty Trust, Inc. (REIT)	191,800	3,929,982
BRE Properties, Inc. (REIT)	76,424	4,797,899
Camden Property Trust (REIT)	84,811	5,711,173
Corporate Office Properties Trust/Maryland (REIT)	86,502	2,304,413
Corrections Corp. of America (REIT)	115,731	3,624,695
Duke Realty Corp. (REIT)	322,938	5,451,193
Equity One, Inc. (REIT)	63,539	1,419,461
Essex Property Trust, Inc. (REIT)	38,654	6,573,113
Extra Space Storage, Inc. (REIT)	108,964	5,285,844
Federal Realty Investment Trust (REIT)	66,815	7,665,017
Highwoods Properties, Inc. (REIT)	89,666	3,444,071
Home Properties, Inc. (REIT)	56,685	3,407,902
Hospitality Properties Trust (REIT)	150,098	4,310,815
Kilroy Realty Corp. (REIT)	81,090	4,750,252
Liberty Property Trust (REIT)	145,329	5,371,360
Mack-Cali Realty Corp. (REIT)	86,548	1,799,333
Mid-America Apartment Communities, Inc. (REIT)	74,100	5,058,807
National Retail Properties, Inc. (REIT)	120,340	4,130,069
Omega Healthcare Investors, Inc. (REIT)	124,691	4,179,642
Potlatch Corp. (REIT)	39,648	1,533,981
Rayonier, Inc. (REIT)	125,785	5,774,789
Realty Income Corp. (REIT)	218,623	8,932,936
Regency Centers Corp. (REIT)	90,899	4,641,303
Senior Housing Properties Trust (REIT)	185,775	4,174,364
SL Green Realty Corp. (REIT)	94,048	9,463,110
Taubman Centers, Inc. (REIT)	63,079	4,465,362
UDR, Inc. (REIT)	251,609	6,499,061
Weingarten Realty Investors (REIT)	111,657	3,349,710

		141,112,216

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	42,711	1,817,780
Jones Lang LaSalle, Inc.	43,801	5,190,419

		7,008,199

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	83,389	1,152,436
New York Community Bancorp, Inc.	442,206	7,106,250
Washington Federal, Inc.	101,733	2,370,379

		10,629,065

Total Financials		360,025,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (9.3%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc.*	74,890	$5,478,203
United Therapeutics Corp.*	45,664	4,293,786

		9,771,989

Health Care Equipment & Supplies (2.9%)
Align Technology, Inc.*	72,000	3,728,880
Cooper Cos., Inc.	47,300	6,497,128
Hill-Rom Holdings, Inc.	58,209	2,243,375
Hologic, Inc.*	271,631	5,840,066
IDEXX Laboratories, Inc.*	51,518	6,254,285
Masimo Corp.*	52,328	1,429,078
ResMed, Inc.	140,198	6,265,449
Sirona Dental Systems, Inc.*	54,280	4,053,087
STERIS Corp.	57,720	2,756,130
Teleflex, Inc.	41,057	4,402,953
Thoratec Corp.*	56,577	2,026,022

		45,496,453

Health Care Providers & Services (3.0%)
Community Health Systems, Inc.*	111,622	4,372,234
Health Net, Inc.*	80,593	2,740,968
Henry Schein, Inc.*	85,300	10,182,261
LifePoint Hospitals, Inc.*	46,029	2,510,882
MEDNAX, Inc.*	101,244	6,275,103
Omnicare, Inc.	98,520	5,878,688
Owens & Minor, Inc.	61,898	2,168,287
Universal Health Services, Inc., Class B	88,576	7,269,432
VCA Antech, Inc.*	87,289	2,813,325
WellCare Health Plans, Inc.*	43,208	2,744,572

		46,955,752

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	156,700	2,825,301
HMS Holdings Corp.*	89,400	1,703,070

		4,528,371

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	19,984	2,560,350
Charles River Laboratories International, Inc.*	47,750	2,881,235
Covance, Inc.*	55,886	5,806,556
Mettler-Toledo International, Inc.*	29,322	6,910,609
Techne Corp.	32,741	2,795,099

		20,953,849

Pharmaceuticals (1.2%)
Endo International plc*	137,336	9,428,117
Mallinckrodt plc*	57,717	3,659,835
Salix Pharmaceuticals Ltd.*	62,543	6,480,080

		19,568,032

Total Health Care		147,274,446

Industrials (16.4%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.	31,501	4,477,867
B/E Aerospace, Inc.*	98,700	8,566,173
Esterline Technologies Corp.*	31,261	3,330,547
Exelis, Inc.	187,538	3,565,097
Huntington Ingalls Industries, Inc.	48,900	5,000,514
Triumph Group, Inc.	52,201	3,371,141

		28,311,339

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	92,800	982,752

Airlines (0.5%)
Alaska Air Group, Inc.	68,520	6,393,601
JetBlue Airways Corp.*	230,256	2,000,925

		8,394,526

Building Products (0.9%)
A.O. Smith Corp.	76,700	3,529,734
Fortune Brands Home & Security, Inc.	164,691	6,930,197
Lennox International, Inc.	44,964	4,087,677

		14,547,608

Commercial Services & Supplies (1.7%)
Brink’s Co.	48,019	1,370,942
Clean Harbors, Inc.*	55,016	3,014,327
Copart, Inc.*	109,918	3,999,916
Deluxe Corp.	49,745	2,610,120
Herman Miller, Inc.	59,766	1,920,281
HNI Corp.	44,448	1,625,019
MSA Safety, Inc.	31,277	1,782,789
R.R. Donnelley & Sons Co.	195,421	3,498,036
Rollins, Inc.	63,220	1,911,773
Waste Connections, Inc.	122,872	5,389,166

		27,122,369

Construction & Engineering (0.7%)
AECOM Technology Corp.*	98,403	3,165,625
Granite Construction, Inc.	36,693	1,465,152
KBR, Inc.	147,161	3,926,255
URS Corp.	70,805	3,332,083

		11,889,115

Electrical Equipment (1.0%)
Acuity Brands, Inc.	42,690	5,659,413
General Cable Corp.	48,596	1,244,544
Hubbell, Inc., Class B	53,407	6,401,897
Regal-Beloit Corp.	44,829	3,259,517

		16,565,371

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	63,234	5,016,986

Machinery (5.3%)
AGCO Corp.	85,898	4,738,134
CLARCOR, Inc.	49,118	2,816,917
Crane Co.	48,610	3,458,601
Donaldson Co., Inc.	133,099	5,643,398
Graco, Inc.	61,175	4,572,220
Harsco Corp.	81,267	1,904,086
IDEX Corp.	80,698	5,882,077
ITT Corp.	89,980	3,847,545
Kennametal, Inc.	77,660	3,440,338
Lincoln Electric Holdings, Inc.	80,941	5,828,561
Nordson Corp.	59,423	4,188,727
Oshkosh Corp.	82,921	4,881,559
SPX Corp.	44,909	4,415,004
Terex Corp.	110,352	4,888,594
Timken Co.	76,775	4,512,835
Trinity Industries, Inc.	77,746	5,603,154
Valmont Industries, Inc.	26,437	3,934,883
Wabtec Corp.	95,406	7,393,965
Woodward, Inc.	59,385	2,466,259

		84,416,857

Marine (0.4%)
Kirby Corp.*	56,277	5,698,046

Professional Services (1.1%)
Corporate Executive Board Co.	32,888	2,441,276
FTI Consulting, Inc.*	40,557	1,352,171
Manpowergroup, Inc.	78,616	6,197,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Towers Watson & Co., Class A	63,923	$7,290,418

		17,281,164

Road & Rail (1.4%)
Con-way, Inc.	55,776	2,291,278
Genesee & Wyoming, Inc., Class A*	50,347	4,899,770
J.B. Hunt Transport Services, Inc.	91,445	6,576,724
Landstar System, Inc.	45,567	2,698,478
Old Dominion Freight Line, Inc.*	69,500	3,943,430
Werner Enterprises, Inc.	46,526	1,186,878

		21,596,558

Trading Companies & Distributors (1.2%)
GATX Corp.	46,016	3,123,566
MSC Industrial Direct Co., Inc., Class A	46,454	4,019,200
United Rentals, Inc.*	92,593	8,790,779
Watsco, Inc.	26,623	2,659,904

		18,593,449

Total Industrials		260,416,140

Information Technology (15.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	58,301	1,423,127
Ciena Corp.*	105,883	2,407,780
InterDigital, Inc.	41,936	1,388,501
JDS Uniphase Corp.*	233,600	3,270,400
Plantronics, Inc.	42,770	1,901,127
Polycom, Inc.*	133,085	1,825,926
Riverbed Technology, Inc.*	161,813	3,189,334

		15,406,195

Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc.*	99,855	5,927,393
Avnet, Inc.	136,862	6,368,189
Ingram Micro, Inc., Class A*	151,799	4,487,178
Itron, Inc.*	39,351	1,398,534
Knowles Corp.*	84,800	2,677,136
National Instruments Corp.	96,529	2,769,417
Tech Data Corp.*	37,307	2,274,235
Trimble Navigation Ltd.*	259,570	10,089,486
Vishay Intertechnology, Inc.	134,520	2,001,658
Zebra Technologies Corp., Class A*	50,108	3,477,996

		41,471,222

Internet Software & Services (1.1%)
AOL, Inc.*	79,800	3,492,846
Conversant, Inc.*	62,200	1,750,930
Equinix, Inc.*	49,354	9,122,593
Rackspace Hosting, Inc.*	116,714	3,830,554

		18,196,923

IT Services (2.8%)
Acxiom Corp.*	75,471	2,595,825
Broadridge Financial Solutions, Inc.	117,388	4,359,790
Convergys Corp.	101,464	2,223,076
CoreLogic, Inc.*	89,403	2,685,666
DST Systems, Inc.	29,578	2,803,699
Gartner, Inc.*	91,889	6,380,772
Global Payments, Inc.	72,243	5,137,200
Jack Henry & Associates, Inc.	84,607	4,717,686
Leidos Holdings, Inc.	72,650	2,569,631
ManTech International Corp., Class A	24,338	715,781
NeuStar, Inc., Class A*	62,795	2,041,465
Science Applications International Corp.	42,228	1,578,905
VeriFone Systems, Inc.*	108,972	3,685,433
WEX, Inc.*	38,687	3,677,199

		45,172,128

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	610,500	2,448,105
Atmel Corp.*	425,073	3,553,610
Cree, Inc.*	121,652	6,880,637
Cypress Semiconductor Corp.*	137,300	1,410,071
Fairchild Semiconductor International, Inc.*	124,924	1,722,702
Integrated Device Technology, Inc.*	138,741	1,696,802
International Rectifier Corp.*	69,340	1,899,916
Intersil Corp., Class A	129,642	1,674,975
RF Micro Devices, Inc.*	277,069	2,183,304
Semtech Corp.*	69,340	1,757,076
Silicon Laboratories, Inc.*	39,350	2,056,037
Skyworks Solutions, Inc.*	186,720	7,005,734
SunEdison, Inc.*	242,364	4,566,138
Teradyne, Inc.*	194,700	3,872,583

		42,727,690

Software (4.2%)
ACI Worldwide, Inc.*	38,580	2,283,550
Advent Software, Inc.	39,142	1,149,209
ANSYS, Inc.*	91,523	7,049,102
Cadence Design Systems, Inc.*	289,880	4,504,735
CommVault Systems, Inc.*	43,600	2,831,820
Compuware Corp.	211,867	2,224,604
Concur Technologies, Inc.*	47,700	4,725,639
FactSet Research Systems, Inc.	39,920	4,303,775
Fair Isaac Corp.	34,284	1,896,591
Fortinet, Inc.*	135,280	2,980,218
Informatica Corp.*	109,503	4,137,023
Mentor Graphics Corp.	96,886	2,133,430
MICROS Systems, Inc.*	74,479	3,942,174
PTC, Inc.*	119,447	4,232,007
Rovi Corp.*	100,806	2,296,361
SolarWinds, Inc.*	65,400	2,788,002
Solera Holdings, Inc.	67,814	4,295,339
Synopsys, Inc.*	152,359	5,852,109
TIBCO Software, Inc.*	152,470	3,098,190

		66,723,878

Technology Hardware, Storage & Peripherals (1.1%)
3D Systems Corp.*	94,670	5,599,731
Diebold, Inc.	63,063	2,515,583
Lexmark International, Inc., Class A	61,594	2,851,186
NCR Corp.*	165,830	6,061,086

		17,027,586

Total Information Technology		246,725,622

Materials (7.0%)
Chemicals (2.8%)
Albemarle Corp.	78,405	5,207,660
Ashland, Inc.	72,380	7,200,362
Cabot Corp.	59,045	3,487,198
Cytec Industries, Inc.	35,562	3,471,207
Intrepid Potash, Inc.*	54,900	848,754
Minerals Technologies, Inc.	33,589	2,168,506
NewMarket Corp.	10,998	4,297,798
Olin Corp.	78,882	2,177,932
RPM International, Inc.	132,132	5,528,403
Scotts Miracle-Gro Co., Class A	44,165	2,706,431
Sensient Technologies Corp.	49,202	2,775,485
Valspar Corp.	77,675	5,601,921

		45,471,657

Construction Materials (0.6%)
Eagle Materials, Inc.	49,654	4,402,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	45,756	$5,872,782

		10,275,106

Containers & Packaging (1.7%)
AptarGroup, Inc.	65,380	4,321,618
Greif, Inc., Class A	29,590	1,553,179
Packaging Corp. of America	97,129	6,834,968
Rock-Tenn Co., Class A	71,378	7,535,376
Silgan Holdings, Inc.	43,314	2,144,909
Sonoco Products Co.	100,372	4,117,259

		26,507,309

Metals & Mining (1.5%)
Carpenter Technology Corp.	52,796	3,486,648
Commercial Metals Co.	115,663	2,183,717
Compass Minerals International, Inc.	33,269	2,745,358
Reliance Steel & Aluminum Co.	76,631	5,414,747
Royal Gold, Inc.	64,805	4,058,089
Steel Dynamics, Inc.	220,623	3,924,883
Worthington Industries, Inc.	53,410	2,042,933

		23,856,375

Paper & Forest Products (0.4%)
Domtar Corp.	31,885	3,578,135
Louisiana-Pacific Corp.*	138,966	2,344,356

		5,922,491

Total Materials		112,032,938

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	138,476	4,328,760

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	99,085	2,597,018

Total Telecommunication Services		6,925,778

Utilities (4.6%)
Electric Utilities (1.7%)
Cleco Corp.	59,818	3,025,594
Great Plains Energy, Inc.	153,711	4,156,345
Hawaiian Electric Industries, Inc.	102,263	2,599,526
IDACORP, Inc.	49,409	2,740,717
OGE Energy Corp.	198,649	7,302,337
PNM Resources, Inc.	78,415	2,119,558
Westar Energy, Inc.	129,182	4,542,039

		26,486,116

Gas Utilities (1.5%)
Atmos Energy Corp.	100,456	4,734,491
National Fuel Gas Co.	82,570	5,783,203
ONE Gas, Inc.*	52,000	1,868,360
Questar Corp.	172,830	4,109,898
UGI Corp.	113,000	5,153,930
WGL Holdings, Inc.	52,120	2,087,927

		23,737,809

Multi-Utilities (1.1%)
Alliant Energy Corp.	109,463	6,218,593
Black Hills Corp.	44,262	2,551,704
MDU Resources Group, Inc.	189,561	6,503,838
Vectren Corp.	81,742	3,219,818

		18,493,953

Water Utilities (0.3%)
Aqua America, Inc.	174,530	4,375,467

Total Utilities		73,093,345

Total Common Stocks (98.0%) (Cost $795,498,102)		1,559,719,182

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.03%, 5/22/14#(p)	$1,815,000	1,814,910

Total Government Securities		1,814,910

Total Short-Term Investments (0.1%) (Cost $1,814,887)		1,814,910

Total Investments (98.1%) (Cost $797,312,989)		1,561,534,092
Other Assets Less Liabilities (1.9%)		30,812,818

Net Assets (100%)		$1,592,346,910

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,814,910.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	245	June-14	$33,266,079	$33,685,050	$418,971

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$210,080,155	$—	$—	$210,080,155
Consumer Staples	50,778,571	—	—	50,778,571
Energy	92,366,634	—	—	92,366,634
Financials	360,025,553	—	—	360,025,553
Health Care	147,274,446	—	—	147,274,446
Industrials	260,416,140	—	—	260,416,140
Information Technology	246,725,622	—	—	246,725,622
Materials	112,032,938	—	—	112,032,938
Telecommunication Services	6,925,778	—	—	6,925,778
Utilities	73,093,345	—	—	73,093,345
Futures	418,971	—	—	418,971
Short-Term Investments	—	1,814,910	—	1,814,910

Total Assets	$1,560,138,153	$1,814,910	$—	$1,561,953,063

Total Liabilities	$—	$—	$—	$—

Total	$1,560,138,153	$1,814,910	$—	$1,561,953,063

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,329,726
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,454,492

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,738,314
Aggregate gross unrealized depreciation	(17,712,302)

Net unrealized appreciation	$763,026,012

Federal income tax cost of investments	$798,508,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	10,578	$316,705
Gentex Corp.	21,665	683,098
Goodyear Tire & Rubber Co.	228,100	5,960,253
Lear Corp.	25,268	2,115,437
TRW Automotive Holdings Corp.*	38,005	3,101,968

		12,177,461

Distributors (0.0%)
Genuine Parts Co.	3,054	265,240

Diversified Consumer Services (0.3%)
Apollo Education Group, Inc., Class A*	34,546	1,182,855
DeVry Education Group, Inc.	22,293	945,000
Graham Holdings Co., Class B	1,544	1,086,590
Service Corp. International	16,552	329,054
Steiner Leisure Ltd.*	73,681	3,407,746
Weight Watchers International, Inc.	4,430	90,992

		7,042,237

Hotels, Restaurants & Leisure (0.9%)
ARAMARK Holdings Corp.	1,873	54,167
Choice Hotels International, Inc.	9,337	429,502
Darden Restaurants, Inc.	15,958	810,028
Hilton Worldwide Holdings, Inc.*	20,737	461,191
Hyatt Hotels Corp., Class A*	15,855	853,158
Marriott International, Inc., Class A	9,700	543,394
MGM Resorts International*	131,304	3,395,521
Norwegian Cruise Line Holdings Ltd.*	247,255	7,978,919
Penn National Gaming, Inc.*	24,003	295,717
Royal Caribbean Cruises Ltd.	57,682	3,147,130
Starwood Hotels & Resorts Worldwide, Inc.	39,506	3,144,678
Wendy’s Co.	100,219	913,997

		22,027,402

Household Durables (2.1%)
D.R. Horton, Inc.	99,595	2,156,232
Garmin Ltd.	43,307	2,393,145
Harman International Industries, Inc.	23,996	2,553,174
Jarden Corp.*	38,895	2,327,088
Leggett & Platt, Inc.	50,466	1,647,210
Lennar Corp., Class A	232,197	9,199,645
Mohawk Industries, Inc.*	21,418	2,912,420
Newell Rubbermaid, Inc.	354,832	10,609,477
NVR, Inc.*	277	317,719
Taylor Morrison Home Corp., Class A*	1,537	36,119
Toll Brothers, Inc.*	273,656	9,824,250
Whirlpool Corp.	40,908	6,114,110

		50,090,589

Internet & Catalog Retail (0.2%)
Liberty Interactive Corp.*	163,946	4,733,121
zulily, Inc., Class A*	1,945	97,620

		4,830,741

Leisure Products (0.0%)
Hasbro, Inc.	6,113	340,005

Media (0.9%)
AMC Entertainment Holdings, Inc., Class A*	74,200	1,799,350
DreamWorks Animation SKG, Inc., Class A*	26,140	694,017
Gannett Co., Inc.	137,237	3,787,741
Interpublic Group of Cos., Inc.	494,477	8,475,336
John Wiley & Sons, Inc., Class A	16,112	928,696
Liberty Media Corp.*	33,801	4,418,805
Regal Entertainment Group, Class A	22,795	425,810
Starz, Class A*	4,822	155,654

		20,685,409

Multiline Retail (0.3%)
Big Lots, Inc.*	15,189	575,208
Dillard’s, Inc., Class A	3,163	292,261
J.C. Penney Co., Inc.*	81,484	702,392
Kohl’s Corp.	74,840	4,250,912
Macy’s, Inc.	30,503	1,808,523
Sears Holdings Corp.*	15,336	732,447

		8,361,743

Specialty Retail (1.4%)
Aaron’s, Inc.	136,240	4,119,898
Abercrombie & Fitch Co., Class A	24,473	942,210
American Eagle Outfitters, Inc.	24,444	299,195
Ascena Retail Group, Inc.*	38,696	668,667
Best Buy Co., Inc.	70,718	1,867,662
Chico’s FAS, Inc.	3,913	62,725
CST Brands, Inc.	21,389	668,192
DSW, Inc., Class A	2,344	84,056
Express, Inc.*	280,600	4,455,928
Foot Locker, Inc.	46,759	2,196,738
GameStop Corp., Class A	41,996	1,726,036
GNC Holdings, Inc., Class A	126,600	5,572,932
Guess?, Inc.	21,047	580,897
Murphy USA, Inc.*	16,853	684,063
Ross Stores, Inc.	15,000	1,073,250
Signet Jewelers Ltd.	26,079	2,760,723
Staples, Inc.	457,861	5,192,144

		32,955,316

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	6,875	548,144
PVH Corp.	3,295	411,117
Samsonite International S.A.	1,769,100	5,473,912

		6,433,173

Total Consumer Discretionary		165,209,316

Consumer Staples (2.8%)
Beverages (0.7%)
Beam, Inc.	56,821	4,733,189
Constellation Brands, Inc., Class A*	3,268	277,682
Molson Coors Brewing Co., Class B	103,138	6,070,703
Treasury Wine Estates Ltd.	1,460,676	4,784,353

		15,865,927

Food & Staples Retailing (0.1%)
Safeway, Inc.	78,471	2,898,719
Sprouts Farmers Market, Inc.*	2,875	103,586

		3,002,305

Food Products (1.7%)
B&G Foods, Inc.	105,600	3,179,616
Bunge Ltd.	51,949	4,130,465
Campbell Soup Co.	21,173	950,244
ConAgra Foods, Inc.	105,628	3,277,637
Dean Foods Co.	33,081	511,432
Ebro Foods S.A.	248,700	5,753,709
Flowers Foods, Inc.	196,645	4,218,035
Ingredion, Inc.	135,419	9,219,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
J.M. Smucker Co.	32,914	$3,200,557
Pinnacle Foods, Inc.	5,176	154,556
Post Holdings, Inc.*	33,350	1,838,252
Tyson Foods, Inc., Class A	98,916	4,353,293

		40,787,122

Household Products (0.2%)
Clorox Co.	7,658	673,981
Energizer Holdings, Inc.	54,191	5,459,201

		6,133,182

Personal Products (0.1%)
Coty, Inc., Class A	91,231	1,366,640

Total Consumer Staples		67,155,176

Energy (5.0%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	16,507	831,788
Cameron International Corp.*	29,454	1,819,374
Diamond Offshore Drilling, Inc.	24,315	1,185,599
Frank’s International N.V.	8,226	203,840
Helmerich & Payne, Inc.	33,499	3,603,152
McDermott International, Inc.*	83,868	655,848
Nabors Industries Ltd.	104,060	2,565,079
Oil States International, Inc.*	19,418	1,914,615
Patterson-UTI Energy, Inc.	51,932	1,645,206
Rowan Cos., plc, Class A*	43,856	1,477,070
RPC, Inc.	4,643	94,810
Solar Cayman Ltd.(b)*†	90,472	9,047
Superior Energy Services, Inc.	56,364	1,733,757
Tidewater, Inc.	17,505	851,093
Trican Well Service Ltd.	516,700	6,538,791
Unit Corp.*	17,380	1,136,304

		26,265,373

Oil, Gas & Consumable Fuels (3.9%)
Antero Resources Corp.*	7,278	455,603
Chesapeake Energy Corp.	204,622	5,242,416
Cimarex Energy Co.	75,813	9,030,086
Cobalt International Energy, Inc.*	479,515	8,784,715
CONSOL Energy, Inc.	80,736	3,225,403
Contango Oil & Gas Co.*	20,113	960,195
Denbury Resources, Inc.	179,004	2,935,666
Diamondback Energy, Inc.*	107,000	7,202,170
Energen Corp.	57,449	4,642,454
EP Energy Corp., Class A*	6,776	132,606
EQT Corp.	4,552	441,407
Golar LNG Ltd.	15,522	647,112
Gulfport Energy Corp.*	5,582	397,327
HollyFrontier Corp.	155,641	7,405,399
Laredo Petroleum Holdings, Inc.*	1,753	45,333
Murphy Oil Corp.	64,433	4,050,258
Newfield Exploration Co.*	131,359	4,119,418
Noble Energy, Inc.	135,065	9,595,018
ONEOK, Inc.	4,434	262,715
PBF Energy, Inc., Class A	8,488	218,990
Peabody Energy Corp.	95,202	1,555,601
Pioneer Natural Resources Co.	12,638	2,365,075
QEP Resources, Inc.	229,852	6,766,843
SandRidge Energy, Inc.*	174,738	1,072,891
Teekay Corp.	13,468	757,440
Tesoro Corp.	47,969	2,426,752
Ultra Petroleum Corp.*	54,069	1,453,915
Whiting Petroleum Corp.*	75,465	5,236,516
World Fuel Services Corp.	20,860	919,926
WPX Energy, Inc.*	70,739	1,275,424

		93,624,674

Total Energy		119,890,047

Financials (21.5%)
Banks (4.7%)
Associated Banc-Corp.	59,348	1,071,825
Bank of Hawaii Corp.	15,873	962,063
BankUnited, Inc.	232,701	8,091,014
BOK Financial Corp.	9,392	648,518
CapitalSource, Inc.	69,410	1,012,692
CIT Group, Inc.	71,067	3,483,704
City National Corp./California	16,510	1,299,667
Comerica, Inc.	276,611	14,328,450
Commerce Bancshares, Inc./Missouri	28,552	1,325,384
Cullen/Frost Bankers, Inc.	18,388	1,425,622
East West Bancorp, Inc.	49,793	1,817,445
Fifth Third Bancorp	308,895	7,089,140
First Citizens BancShares, Inc./North Carolina, Class A	2,684	646,173
First Horizon National Corp.	213,355	2,632,801
First Niagara Financial Group, Inc.	340,183	3,214,729
First Republic Bank/California	91,560	4,943,324
Fulton Financial Corp.	69,105	869,341
Huntington Bancshares, Inc./Ohio	296,221	2,953,323
IBERIABANK Corp.	87,700	6,152,155
KeyCorp.	325,094	4,629,339
M&T Bank Corp.	45,562	5,526,671
National Penn Bancshares, Inc.	139,857	1,461,506
Popular, Inc.*	125,924	3,902,385
Regions Financial Corp.	499,158	5,545,645
Signature Bank/New York*	15,077	1,893,520
SunTrust Banks, Inc.	190,770	7,590,738
SVB Financial Group*	15,926	2,050,950
Synovus Financial Corp.	345,796	1,172,248
TCF Financial Corp.	58,017	966,563
Valley National Bancorp	70,620	735,154
Zions Bancorp	426,779	13,221,613

		112,663,702

Capital Markets (1.6%)
American Capital Ltd.*	99,815	1,576,079
Ameriprise Financial, Inc.	46,442	5,111,871
Ares Capital Corp.	104,408	1,839,669
Artisan Partners Asset Management, Inc., Class A	2,791	179,322
E*TRADE Financial Corp.*	101,315	2,332,271
Federated Investors, Inc., Class B	8,742	266,981
Invesco Ltd.	157,034	5,810,258
Legg Mason, Inc.	39,268	1,925,703
LPL Financial Holdings, Inc.	174,895	9,188,983
Northern Trust Corp.	84,492	5,539,295
Raymond James Financial, Inc.	43,057	2,408,178
SEI Investments Co.	2,870	96,461
TD Ameritrade Holding Corp.	82,242	2,792,116

		39,067,187

Consumer Finance (0.3%)
Santander Consumer USA Holdings, Inc.*	93,625	2,254,490
SLM Corp.	156,903	3,840,985

		6,095,475

Diversified Financial Services (0.5%)
ING US, Inc.	26,550	962,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc., Class A	16,724	$362,409
IntercontinentalExchange Group, Inc.	14,667	2,901,573
Leucadia National Corp.	90,380	2,530,640
McGraw Hill Financial, Inc.	51,115	3,900,075
MSCI, Inc.*	24,810	1,067,326
NASDAQ OMX Group, Inc.	39,378	1,454,623

		13,179,614

Insurance (6.5%)
Alleghany Corp.*	7,639	3,111,976
Allied World Assurance Co. Holdings AG	8,192	845,332
American Equity Investment Life Holding Co.	88,898	2,099,771
American Financial Group, Inc./Ohio	23,726	1,369,227
American National Insurance Co.	2,607	294,721
Aon plc	25,000	2,107,000
Arch Capital Group Ltd.*	44,042	2,534,177
Argo Group International Holdings Ltd.	110,400	5,067,360
Aspen Insurance Holdings Ltd.	23,463	931,481
Assurant, Inc.	25,693	1,669,017
Assured Guaranty Ltd.	59,596	1,508,971
Axis Capital Holdings Ltd.	30,253	1,387,100
Brown & Brown, Inc.	128,879	3,964,318
Cincinnati Financial Corp.	57,721	2,808,704
CNA Financial Corp.	9,410	401,995
Endurance Specialty Holdings Ltd.	68,823	3,704,742
Enstar Group Ltd.*	5,610	764,699
Everest Reinsurance Group Ltd.	17,168	2,627,562
Fidelity National Financial, Inc., Class A	89,550	2,815,452
Genworth Financial, Inc., Class A*	174,148	3,087,644
Greenlight Capital Reinsurance Ltd., Class A*	69,678	2,285,438
Hanover Insurance Group, Inc.	158,247	9,722,696
Hartford Financial Services Group, Inc.	161,005	5,678,646
HCC Insurance Holdings, Inc.	88,576	4,029,322
Infinity Property & Casualty Corp.	9,635	651,615
Kemper Corp.	16,893	661,699
Lincoln National Corp.	94,812	4,804,124
Markel Corp.*	4,868	2,901,815
MBIA, Inc.*	50,370	704,676
Mercury General Corp.	9,357	421,814
Navigators Group, Inc.*	25,040	1,537,206
Old Republic International Corp.	91,698	1,503,847
PartnerReinsurance Ltd.	19,111	1,977,989
Principal Financial Group, Inc.	133,826	6,154,658
ProAssurance Corp.	21,866	973,693
Progressive Corp.	41,794	1,012,251
Protective Life Corp.	27,728	1,458,216
Reinsurance Group of America, Inc.	229,595	18,282,650
RenaissanceReinsurance Holdings Ltd.	15,065	1,470,344
StanCorp Financial Group, Inc.	15,670	1,046,756
Torchmark Corp.	32,666	2,570,814
Unum Group	481,761	17,010,981
Validus Holdings Ltd.	31,051	1,170,933
W. R. Berkley Corp.	37,782	1,572,487
White Mountains Insurance Group Ltd.	2,183	1,309,582
Willis Group Holdings plc	171,655	7,575,135
XL Group plc	407,438	12,732,437

		154,323,073

Real Estate Investment Trusts (REITs) (6.9%)
Alexandria Real Estate Equities, Inc. (REIT)	25,222	1,830,108
American Assets Trust, Inc. (REIT)	184,534	6,226,177
American Campus Communities, Inc. (REIT)	37,024	1,382,846
American Capital Agency Corp. (REIT)	127,255	2,734,710
American Homes 4 Rent (REIT), Class A	16,516	275,982
Annaly Capital Management, Inc. (REIT)	334,614	3,670,716
Apartment Investment & Management Co. (REIT), Class A	23,331	705,063
AvalonBay Communities, Inc. (REIT)	45,832	6,018,658
BioMed Realty Trust, Inc. (REIT)	65,846	1,349,185
Blackstone Mortgage Trust, Inc. (REIT), Class A	251,700	7,236,375
Boston Properties, Inc. (REIT)	48,500	5,554,705
Brandywine Realty Trust (REIT)	55,465	802,024
BRE Properties, Inc. (REIT)	27,226	1,709,248
Brixmor Property Group, Inc. (REIT)	13,599	290,067
Camden Property Trust (REIT)	29,962	2,017,641
CBL & Associates Properties, Inc. (REIT)	38,885	690,209
Chimera Investment Corp. (REIT)	363,323	1,111,768
CommonWealth REIT (REIT)	41,772	1,098,604
Corporate Office Properties Trust/Maryland (REIT)	30,390	809,590
Corrections Corp. of America (REIT)	85,094	2,665,144
DDR Corp. (REIT)	104,721	1,725,802
Digital Realty Trust, Inc. (REIT)	10,074	534,728
Douglas Emmett, Inc. (REIT)	50,395	1,367,720
Duke Realty Corp. (REIT)	113,618	1,917,872
Equity Lifestyle Properties, Inc. (REIT)	204,743	8,322,803
Essex Property Trust, Inc. (REIT)	13,604	2,313,360
Extra Space Storage, Inc. (REIT)	192,651	9,345,500
Federal Realty Investment Trust (REIT)	8,182	938,639
Gaming and Leisure Properties, Inc. (REIT)	34,788	1,268,370
General Growth Properties, Inc. (REIT)	197,877	4,353,294
Hatteras Financial Corp. (REIT)	34,975	659,279
HCP, Inc. (REIT)	160,510	6,226,183
Health Care REIT, Inc. (REIT)	100,494	5,989,442
Healthcare Trust of America, Inc. (REIT), Class A	41,321	470,646
Home Properties, Inc. (REIT)	20,093	1,207,991
Hospitality Properties Trust (REIT)	52,801	1,516,445
Host Hotels & Resorts, Inc. (REIT)	263,012	5,323,363
iStar Financial, Inc. (REIT)*	212,639	3,138,552
Kilroy Realty Corp. (REIT)	29,338	1,718,620
Kimco Realty Corp. (REIT)	144,345	3,158,269
Liberty Property Trust (REIT)	45,764	1,691,437
Macerich Co. (REIT)	48,558	3,026,620
Mack-Cali Realty Corp. (REIT)	31,165	647,920
MFA Financial, Inc. (REIT)	127,743	990,008
Mid-America Apartment Communities, Inc. (REIT)	57,891	3,952,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
National Retail Properties, Inc. (REIT)	42,511	$1,458,978
Piedmont Office Realty Trust, Inc. (REIT), Class A	57,551	987,000
Plum Creek Timber Co., Inc. (REIT)	159,600	6,709,584
Post Properties, Inc. (REIT)	19,322	948,710
Prologis, Inc. (REIT)	175,956	7,184,283
Realty Income Corp. (REIT)	72,796	2,974,445
Regency Centers Corp. (REIT)	18,834	961,664
Retail Properties of America, Inc. (REIT), Class A	47,483	642,920
Senior Housing Properties Trust (REIT)	61,619	1,384,579
SL Green Realty Corp. (REIT)	32,239	3,243,888
Spirit Realty Capital, Inc. (REIT)	105,676	1,160,322
Taubman Centers, Inc. (REIT)	18,412	1,303,385
Two Harbors Investment Corp. (REIT)	129,088	1,323,152
UDR, Inc. (REIT)	88,729	2,291,870
Ventas, Inc. (REIT)	56,842	3,442,920
Vornado Realty Trust (REIT)	53,212	5,244,575
Weingarten Realty Investors (REIT)	43,046	1,291,380
WP Carey, Inc. (REIT)	20,324	1,220,863

		163,758,420

Real Estate Management & Development (0.5%)
Forest City Enterprises, Inc., Class A*	338,437	6,464,147
Howard Hughes Corp.*	13,948	1,990,519
Jones Lang LaSalle, Inc.	15,579	1,846,112
Realogy Holdings Corp.*	4,665	202,694
St. Joe Co.*	20,344	391,622

		10,895,094

Thrifts & Mortgage Finance (0.5%)
EverBank Financial Corp.	229,734	4,532,652
Hudson City Bancorp, Inc.	186,669	1,834,956
Nationstar Mortgage Holdings, Inc.*	35,725	1,159,634
New York Community Bancorp, Inc.	155,707	2,502,212
People’s United Financial, Inc.	109,394	1,626,689
TFS Financial Corp.*	28,126	349,606
Washington Federal, Inc.	36,908	859,956

		12,865,705

Total Financials		512,848,270

Health Care (6.2%)
Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	28,771	988,284
Boston Scientific Corp.*	866,632	11,716,865
CareFusion Corp.*	113,042	4,546,549
Cooper Cos., Inc.	4,441	610,016
DENTSPLY International, Inc.	36,482	1,679,631
Greatbatch, Inc.*	16,733	768,379
Hill-Rom Holdings, Inc.	21,170	815,892
Hologic, Inc.*	67,261	1,446,111
Orthofix International N.V.*	72,859	2,196,699
St. Jude Medical, Inc.	36,427	2,381,962
Teleflex, Inc.	14,531	1,558,304
Zimmer Holdings, Inc.	56,131	5,308,870

		34,017,562

Health Care Providers & Services (2.7%)
Brookdale Senior Living, Inc.*	275,500	9,232,005
Cardinal Health, Inc.	120,720	8,447,986
Catamaran Corp.*	26,015	1,164,431
Cigna Corp.	94,922	7,947,819
Community Health Systems, Inc.*	94,714	3,709,947
Envision Healthcare Holdings, Inc.*	6,090	206,025
HCA Holdings, Inc.*	87,609	4,599,473
Health Net, Inc.*	28,083	955,103
Humana, Inc.	55,624	6,269,937
LifePoint Hospitals, Inc.*	55,765	3,041,981
MEDNAX, Inc.*	12,538	777,105
Omnicare, Inc.	37,062	2,211,490
Patterson Cos., Inc.	3,357	140,188
Premier, Inc., Class A*	4,099	135,062
Quest Diagnostics, Inc.	95,090	5,507,613
Universal American Corp.	161,390	1,141,027
Universal Health Services, Inc., Class B	10,507	862,310
VCA Antech, Inc.*	31,340	1,010,088
WellCare Health Plans, Inc.*	121,100	7,692,272

		65,051,862

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	62,924	1,134,520
Veeva Systems, Inc., Class A*	1,399	37,353

		1,171,873

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	108,260	6,053,899
Bio-Rad Laboratories, Inc., Class A*	7,250	928,870
Charles River Laboratories International, Inc.*	9,572	577,574
PerkinElmer, Inc.	39,535	1,781,447
QIAGEN N.V.*	82,663	1,743,363
Quintiles Transnational Holdings, Inc.*	5,380	273,143
Techne Corp.	6,995	597,163

		11,955,459

Pharmaceuticals (1.5%)
Almirall S.A.	707,244	12,085,515
Forest Laboratories, Inc.*	94,179	8,689,896
Hospira, Inc.*	58,450	2,527,962
Ono Pharmaceutical Co., Ltd.	80,900	7,041,746
UCB S.A.	65,848	5,279,798

		35,624,917

Total Health Care		147,821,673

Industrials (9.4%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.	11,378	1,617,383
B/E Aerospace, Inc.*	2,285	198,315
Curtiss-Wright Corp.	99,900	6,347,646
Esterline Technologies Corp.*	96,700	10,302,418
Exelis, Inc.	66,529	1,264,716
L-3 Communications Holdings, Inc.	31,787	3,755,634
Moog, Inc., Class A*	137,400	9,001,074
Orbital Sciences Corp.*	119,800	3,342,420
Rockwell Collins, Inc.	5,267	419,622
Spirit AeroSystems Holdings, Inc., Class A*	36,772	1,036,603
Teledyne Technologies, Inc.*	25,400	2,472,182
Textron, Inc.	98,138	3,855,842
Triumph Group, Inc.	14,543	939,187

		44,553,042

Air Freight & Logistics (0.2%)
Hub Group, Inc., Class A*	111,993	4,478,600

Airlines (0.6%)
Alaska Air Group, Inc.	1,977	184,474
American Airlines Group, Inc.*	29,178	1,067,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Delta Air Lines, Inc.	163,933	$5,680,278
Southwest Airlines Co.	346,744	8,186,626

		15,119,293

Building Products (0.2%)
A.O. Smith Corp.	15,680	721,594
Allegion plc	10,160	530,047
Fortune Brands Home & Security, Inc.	7,139	300,409
Owens Corning, Inc.	41,980	1,812,277

		3,364,327

Commercial Services & Supplies (0.5%)
ADT Corp.	65,772	1,969,871
Brink’s Co.	48,851	1,394,696
Cintas Corp.	26,174	1,560,232
Covanta Holding Corp.	37,555	677,868
Iron Mountain, Inc.	6,150	169,556
KAR Auction Services, Inc.	16,898	512,854
Pitney Bowes, Inc.	40,404	1,050,100
R.R. Donnelley & Sons Co.	33,619	601,780
Republic Services, Inc.	95,483	3,261,699
Waste Connections, Inc.	2,525	110,747

		11,309,403

Construction & Engineering (0.9%)
AECOM Technology Corp.*	32,958	1,060,259
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	94,100	8,200,815
Fluor Corp.	23,062	1,792,609
Jacobs Engineering Group, Inc.*	46,193	2,933,255
KBR, Inc.	160,985	4,295,080
Quanta Services, Inc.*	58,312	2,151,713
URS Corp.	26,809	1,261,632

		21,695,363

Electrical Equipment (0.7%)
Babcock & Wilcox Co.	12,381	411,049
Hubbell, Inc., Class B	91,791	11,002,987
Regal-Beloit Corp.	15,908	1,156,671
Sensata Technologies Holding N.V.*	111,400	4,750,096

		17,320,803

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	21,314	1,691,053

Machinery (2.7%)
AGCO Corp.	34,381	1,896,456
Barnes Group, Inc.	282,142	10,854,003
Crane Co.	1,382	98,329
Donaldson Co., Inc.	4,143	175,663
Dover Corp.	64,267	5,253,827
Harsco Corp.	26,627	623,871
IDEX Corp.	2,036	148,404
Ingersoll-Rand plc	28,832	1,650,344
Joy Global, Inc.	36,504	2,117,232
Kennametal, Inc.	79,897	3,539,437
Navistar International Corp.*	17,192	582,293
Oshkosh Corp.	31,075	1,829,385
PACCAR, Inc.	108,807	7,337,944
Parker Hannifin Corp.	60,804	7,278,847
Pentair Ltd. (Registered)	72,153	5,724,619
Snap-on, Inc.	18,256	2,071,691
SPX Corp.	16,531	1,625,163
Stanley Black & Decker, Inc.	52,152	4,236,828
Terex Corp.	39,288	1,740,458
Timken Co.	30,501	1,792,849
Trinity Industries, Inc.	27,990	2,017,239
Xylem, Inc.	61,456	2,238,228

		64,833,110

Marine (0.0%)
Kirby Corp.*	8,226	832,882

Professional Services (0.3%)
Dun & Bradstreet Corp.	1,080	107,298
Manpowergroup, Inc.	27,240	2,147,329
Nielsen Holdings N.V.	66,028	2,946,830
Towers Watson & Co., Class A	23,024	2,625,887

		7,827,344

Road & Rail (0.4%)
Amerco, Inc.	1,191	276,455
Avis Budget Group, Inc.*	110,400	5,376,480
Con-way, Inc.	12,683	521,018
Genesee & Wyoming, Inc., Class A*	8,614	838,314
Ryder System, Inc.	18,359	1,467,251

		8,479,518

Trading Companies & Distributors (0.9%)
Air Lease Corp.	24,845	926,470
GATX Corp.	16,574	1,125,043
HD Supply Holdings, Inc.*	9,569	250,229
MRC Global, Inc.*	16,860	454,546
Rexel S.A.	267,288	7,016,735
WESCO International, Inc.*	148,890	12,390,626

		22,163,649

Total Industrials		223,668,387

Information Technology (9.0%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	156,818	1,663,839
CommScope Holding Co., Inc.*	6,361	156,989
EchoStar Corp., Class A*	14,384	684,103
Harris Corp.	31,968	2,338,779
JDS Uniphase Corp.*	19,470	272,580
Juniper Networks, Inc.*	304,188	7,835,883
Motorola Solutions, Inc.	4,679	300,813
Polycom, Inc.*	50,969	699,295
Riverbed Technology, Inc.*	3,478	68,551

		14,020,832

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	260,269	15,449,568
Avnet, Inc.	48,413	2,252,657
AVX Corp.	16,967	223,625
CDW Corp.	7,430	203,879
Dolby Laboratories, Inc., Class A*	9,671	430,359
FLIR Systems, Inc.	15,280	550,080
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,953	—
Ingram Micro, Inc., Class A*	53,839	1,591,481
Jabil Circuit, Inc.	71,567	1,288,206
Knowles Corp.*	32,133	1,014,439
Tech Data Corp.*	13,386	816,011
Vishay Intertechnology, Inc.	46,463	691,369
Zebra Technologies Corp., Class A*	16,434	1,140,684

		25,652,358

Internet Software & Services (0.1%)
AOL, Inc.*	27,404	1,199,473

IT Services (1.6%)
Amdocs Ltd.	56,853	2,641,390
Booz Allen Hamilton Holding Corp.	302,866	6,663,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Broadridge Financial Solutions, Inc.	41,704	$1,548,887
Computer Sciences Corp.	53,049	3,226,440
CoreLogic, Inc.*	33,794	1,015,172
DST Systems, Inc.	2,213	209,770
Fidelity National Information Services, Inc.	93,269	4,985,228
Leidos Holdings, Inc.	25,840	913,961
Paychex, Inc.	11,567	492,754
Science Applications International Corp.	14,765	552,063
Teradata Corp.*	141,600	6,965,304
Total System Services, Inc.	13,039	396,516
Vantiv, Inc., Class A*	69,525	2,101,046
VeriFone Systems, Inc.*	38,410	1,299,026
Xerox Corp.	433,655	4,900,302

		37,910,911

Semiconductors & Semiconductor Equipment (3.8%)
Altera Corp.	74,058	2,683,862
Analog Devices, Inc.	61,812	3,284,690
Applied Materials, Inc.	143,860	2,937,621
Avago Technologies Ltd.	196,084	12,629,770
Fairchild Semiconductor International, Inc.*	45,126	622,288
First Solar, Inc.*	23,951	1,671,540
Freescale Semiconductor Ltd.*	12,973	316,671
KLA-Tencor Corp.	58,589	4,050,843
Lam Research Corp.*	44,025	2,421,375
Linear Technology Corp.	24,862	1,210,531
LSI Corp.	171,639	1,900,044
Marvell Technology Group Ltd.	139,320	2,194,290
Maxim Integrated Products, Inc.	173,200	5,736,384
Micron Technology, Inc.*	363,798	8,607,461
Microsemi Corp.*	342,800	8,580,284
NVIDIA Corp.	204,118	3,655,753
NXP Semiconductor N.V.*	243,100	14,296,711
ON Semiconductor Corp.*	8,606	80,896
Silicon Laboratories, Inc.*	2,091	109,255
Skyworks Solutions, Inc.*	320,849	12,038,255
Teradyne, Inc.*	67,400	1,340,586

		90,369,110

Software (1.3%)
Activision Blizzard, Inc.	94,024	1,921,851
Autodesk, Inc.*	16,385	805,814
CA, Inc.	115,822	3,587,007
Check Point Software Technologies Ltd.*	88,100	5,958,203
Compuware Corp.	75,559	793,369
Electronic Arts, Inc.*	24,896	722,233
FireEye, Inc.*	1,581	97,342
MICROS Systems, Inc.*	23,661	1,252,377
Nuance Communications, Inc.*	92,346	1,585,581
Rovi Corp.*	32,396	737,981
Symantec Corp.	66,905	1,336,093
Synopsys, Inc.*	54,314	2,086,201
Verint Systems, Inc.*	192,400	9,029,332
Zynga, Inc., Class A*	217,259	934,214

		30,847,598

Technology Hardware, Storage & Peripherals (0.5%)
Diebold, Inc.	22,568	900,237
Lexmark International, Inc., Class A	22,324	1,033,378
Nimble Storage, Inc.*	2,093	79,304
SanDisk Corp.	43,973	3,570,168
Stratasys Ltd.*	5,592	593,255
Western Digital Corp.	74,611	6,850,782

		13,027,124

Total Information Technology		213,027,406

Materials (4.2%)
Chemicals (1.9%)
Albemarle Corp.	17,835	1,184,601
Ashland, Inc.	27,909	2,776,387
Cabot Corp.	170,978	10,097,961
Celanese Corp.	129,000	7,160,790
CF Industries Holdings, Inc.	19,849	5,173,443
Cytec Industries, Inc.	12,897	1,258,876
Huntsman Corp.	68,261	1,666,934
Kronos Worldwide, Inc.	7,601	126,785
Methanex Corp.	203,500	13,011,790
Rockwood Holdings, Inc.	7,521	559,562
RPM International, Inc.	3,102	129,788
Sigma-Aldrich Corp.	2,422	226,166
W.R. Grace & Co.*	3,501	347,194
Westlake Chemical Corp.	2,072	137,125

		43,857,402

Construction Materials (0.1%)
Vulcan Materials Co.	45,892	3,049,524

Containers & Packaging (0.8%)
AptarGroup, Inc.	7,096	469,046
Avery Dennison Corp.	24,054	1,218,816
Bemis Co., Inc.	20,440	802,066
Crown Holdings, Inc.*	7,540	337,340
Greif, Inc., Class A	8,990	471,885
MeadWestvaco Corp.	62,505	2,352,688
Owens-Illinois, Inc.*	173,312	5,863,145
Packaging Corp. of America	66,200	4,658,494
Rexam plc	94,592	768,712
Rock-Tenn Co., Class A	7,136	753,347
Sonoco Products Co.	35,760	1,466,875

		19,162,414

Metals & Mining (1.0%)
Alcoa, Inc.	377,676	4,860,690
Allegheny Technologies, Inc.	38,163	1,437,982
Carpenter Technology Corp.	16,374	1,081,339
Cliffs Natural Resources, Inc.	54,122	1,107,336
Newmont Mining Corp.	173,874	4,075,607
Nucor Corp.	112,230	5,672,104
Reliance Steel & Aluminum Co.	27,085	1,913,826
Royal Gold, Inc.	16,967	1,062,473
Steel Dynamics, Inc.	77,882	1,385,521
Tahoe Resources, Inc.*	26,344	557,176
United States Steel Corp.	51,027	1,408,855

		24,562,909

Paper & Forest Products (0.4%)
Domtar Corp.	11,682	1,310,954
International Paper Co.	22,029	1,010,691
Louisiana-Pacific Corp.*	370,600	6,252,022

		8,573,667

Total Materials		99,205,916

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.	352,388	2,008,611
Intelsat S.A.*	7,576	141,823
Level 3 Communications, Inc.*	40,492	1,584,857
Windstream Holdings, Inc.	12,087	99,597

		3,834,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,335	$873,710
T-Mobile US, Inc.*	67,230	2,220,607
U.S. Cellular Corp.	4,603	188,769

		3,283,086

Total Telecommunication Services		7,117,974

Utilities (6.4%)
Electric Utilities (2.5%)
Cleco Corp.	11,964	605,139
Edison International	115,066	6,513,886
Entergy Corp.	62,932	4,207,004
FirstEnergy Corp.	147,700	5,026,231
Great Plains Energy, Inc.	248,135	6,709,570
Hawaiian Electric Industries, Inc.	34,878	886,599
ITC Holdings Corp.	40,680	1,519,398
Northeast Utilities	111,114	5,055,687
OGE Energy Corp.	70,013	2,573,678
Pepco Holdings, Inc.	87,777	1,797,673
Pinnacle West Capital Corp.	38,837	2,122,831
Portland General Electric Co.	96,700	3,127,278
PPL Corp.	223,095	7,393,368
Westar Energy, Inc.	199,129	7,001,376
Xcel Energy, Inc.	175,608	5,331,459

		59,871,177

Gas Utilities (0.9%)
AGL Resources, Inc.	41,738	2,043,492
Atmos Energy Corp.	34,966	1,647,948
National Fuel Gas Co.	25,989	1,820,270
ONE Gas, Inc.*	1,108	39,810
Questar Corp.	53,891	1,281,528
UGI Corp.	296,888	13,541,062

		20,374,110

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	219,252	3,130,919
Calpine Corp.*	116,273	2,431,268
NRG Energy, Inc.	113,879	3,621,352

		9,183,539

Multi-Utilities (2.5%)
Alliant Energy Corp.	92,974	5,281,853
Ameren Corp.	85,679	3,529,975
CenterPoint Energy, Inc.	151,360	3,585,718
CMS Energy Corp.	94,235	2,759,201
Consolidated Edison, Inc.	103,440	5,549,556
DTE Energy Co.	61,434	4,563,932
Integrys Energy Group, Inc.	27,944	1,666,860
MDU Resources Group, Inc.	66,689	2,288,100
NiSource, Inc.	110,208	3,915,690
Public Service Enterprise Group, Inc.	178,691	6,815,275
SCANA Corp.	49,270	2,528,536
Sempra Energy	86,023	8,323,585
TECO Energy, Inc.	76,890	1,318,663
Vectren Corp.	29,106	1,146,485
Wisconsin Energy Corp.	163,487	7,610,320

		60,883,749

Water Utilities (0.1%)
American Water Works Co., Inc.	62,758	2,849,213
Aqua America, Inc.	7,883	197,627

		3,046,840

Total Utilities		153,359,415

Total Common Stocks (71.7%) (Cost $1,223,649,073)		1,709,303,580

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.2%)
iShares® Core S&P Mid-Cap ETF	3,855	529,908
iShares® Morningstar Mid-Cap ETF	6,466	873,104
iShares® Morningstar Mid-Cap Growth ETF	3,530	511,920
iShares® Morningstar Mid-Cap Value ETF‡	229,937	27,118,770
iShares® Russell Mid-Cap ETF	2,905	449,578
iShares® Russell Mid-Cap Growth ETF	5,854	502,273
iShares® Russell Mid-Cap Value ETF	1,023,575	70,350,310
iShares® S&P Mid-Cap 400 Growth ETF	3,400	519,928
iShares® S&P Mid-Cap 400 Value ETF	475,921	57,310,407
SPDR® S&P 400 MidCap Value ETF	23,094	1,893,431
Vanguard Mid-Cap Value Index Fund	708,000	58,643,640

Total Investment Companies (9.2%) (Cost $123,333,336)		218,703,269

Total Investments (80.9%) (Cost $1,346,982,409)		1,928,006,849
Other Assets Less Liabilities (19.1%)		455,944,610

Net Assets (100%)		$2,383,951,459

*	Non-income producing.

†	Securities (totaling $9,047 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2014, were as follows:

	Value December 31,	Purchases at		Value March 31,	Dividend	Realized
Securities	2013	Cost	Sales at Cost	2014	Income	Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF	$26,288,697	$—	$—	$27,118,770	$129,278	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
	Number of	Expiration	Original	Value at	Appreciation/
	Contracts	Date	Value	3/31/2014	(Depreciation)
Purchases
Russell 2000 Mini Index	912	June-14	$108,051,820	$106,749,600	$(1,302,220)
S&P 500 E-Mini Index	1,167	June-14	108,515,442	108,799,410	283,968
S&P MidCap 400 E-Mini Index	1,589	June-14	217,745,241	218,471,610	726,369

					$(291,883)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$159,735,404	$5,473,912	$—	$165,209,316
Consumer Staples	56,617,114	10,538,062	—	67,155,176
Energy	119,881,000	—	9,047	119,890,047
Financials	512,848,270	—	—	512,848,270
Health Care	123,414,614	24,407,059	—	147,821,673
Industrials	216,651,652	7,016,735	—	223,668,387
Information Technology	213,027,406	—	—	213,027,406
Materials	98,437,204	768,712	—	99,205,916
Telecommunication Services	7,117,974	—	—	7,117,974
Utilities	153,359,415	—	—	153,359,415
Futures	1,010,337	—	—	1,010,337
Investment Companies
Exchange Traded Funds (ETFs)	218,703,269	—	—	218,703,269

Total Assets	$1,880,803,659	$48,204,480	$9,047	$1,929,017,186

Liabilities:
Futures	$(1,302,220)	$—	$—	$(1,302,220)

Total Liabilities	$(1,302,220)	$—	$—	$(1,302,220)

Total	$1,879,501,439	$48,204,480	$9,047	$1,927,714,966

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,190,045
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,939,967

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$586,114,684
Aggregate gross unrealized depreciation	(26,018,245)

Net unrealized appreciation	$560,096,439

Federal income tax cost of investments	$1,367,910,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (5.6%)
Mizuho Bank Ltd./New York
0.19%, 6/9/14	$35,000,000	$35,000,670
Norinchukin Bank/New York
0.20%, 6/6/14	35,000,000	35,000,000

Total Certificates of Deposit		70,000,670

Commercial Paper (52.6%)
BMW US Capital LLC
0.08%, 4/9/14(n)(p)	35,000,000	34,999,300
Charta LLC
0.16%, 6/11/14(p)	47,000,000	46,985,169
Chevron Corp.
0.09%, 5/19/14(n)(p)	35,000,000	34,995,800
Exxon Mobil Corp.
0.05%, 4/10/14(p)	15,000,000	14,999,775
General Electric Capital Corp.
0.12%, 5/20/14(p)	35,000,000	34,994,283
General Electric Co.
0.00%, 4/1/14(p)	20,000,000	20,000,000
HSBC USA, Inc.
0.00%, 4/1/14(p)	30,000,000	30,000,000
IBM Corp.
0.05%, 4/11/14(n)(p)	50,000,000	49,999,305
Liberty Street Funding LLC
0.00%, 4/1/14(n)(p)	35,000,000	35,000,000
MetLife Short Term Funding LLC
0.12%, 6/2/14(n)(p)	35,000,000	34,992,767
National Australia Funding, Inc./Delaware
0.00%, 4/1/14(n)(p)	45,000,000	45,000,000
Nestle Capital Corp.
0.08%, 6/9/14(n)(p)	35,000,000	34,994,633
Procter & Gamble Co.
0.12%, 5/13/14(n)(p)	35,000,000	34,995,100
Roche Holdings, Inc.
0.05%, 4/7/14(n)(p)	35,000,000	34,999,650
Sumitomo Mitsui Banking Corp.
0.20%, 5/27/14(n)(p)	35,000,000	34,989,111
Sumitomo Mitsui Banking Corp./New York
0.19%, 4/24/14(n)(p)	35,000,000	34,995,528
Toyota Motor Credit Corp.
0.07%, 5/14/14(p)	23,000,000	22,998,077
Union Bank N.A.
0.00%, 4/1/14(p)	45,000,000	45,000,000
Wal-Mart Stores, Inc.
0.08%, 5/12/14(n)(p)	35,000,000	34,996,811

Total Commercial Paper		659,935,309

Government Securities (28.5%)
Federal Home Loan Bank
0.07%, 6/6/14(o)(p)	140,000,000	139,982,033
U.S. Treasury Bills
0.03%, 5/1/14(p)	150,000,000	149,994,688
0.06%, 5/8/14(p)	68,000,000	67,996,156

Total Government Securities		357,972,877

Time Deposits (13.2%)
Australia and New Zealand Banking Group Ltd./Cayman Islands
0.03%, 4/1/14	55,000,000	55,000,000
Canadian Imperial Bank of Commerce/Cayman Islands
0.01%, 4/1/14	55,000,000	55,000,000
Royal Bank of Canada/Ontario
0.01%, 4/1/14	55,000,000	55,000,000

Total Time Deposits		165,000,000

Total Investments (99.9%) (Amortized Cost $1,252,908,856)		1,252,908,856
Other Assets Less Liabilities (0.1%)		1,372,635

Net Assets (100%)		$1,254,281,491

Federal Income Tax Cost of Investments		$1,252,908,856

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2014.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,252,908,856	$—	$1,252,908,856

Total Assets	$—	$1,252,908,856	$—	$1,252,908,856

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,252,908,856	$—	$1,252,908,856

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.9%)
Johnson Controls, Inc.	39,965	$1,891,144

Hotels, Restaurants & Leisure (3.7%)
Starbucks Corp.	71,285	5,230,893
Yum! Brands, Inc.	26,700	2,012,913

		7,243,806

Internet & Catalog Retail (2.0%)
priceline.com, Inc.*	3,238	3,859,340

Specialty Retail (2.5%)
TJX Cos., Inc.	81,262	4,928,540

Textiles, Apparel & Luxury Goods (4.3%)
NIKE, Inc., Class B	59,693	4,408,925
Ralph Lauren Corp.	24,609	3,960,327

		8,369,252

Total Consumer Discretionary		26,292,082

Consumer Staples (21.2%)
Beverages (4.3%)
Coca-Cola Co.	105,864	4,092,702
PepsiCo, Inc.	50,580	4,223,430

		8,316,132

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	27,362	3,055,788
Walgreen Co.	68,900	4,549,467

		7,605,255

Food Products (3.7%)
Mondelez International, Inc., Class A	210,166	7,261,235

Household Products (6.4%)
Colgate-Palmolive Co.	86,822	5,632,143
Procter & Gamble Co.	85,405	6,883,643

		12,515,786

Personal Products (2.9%)
Estee Lauder Cos., Inc., Class A	85,753	5,735,161

Total Consumer Staples		41,433,569

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Occidental Petroleum Corp.	74,423	7,091,768

Total Energy		7,091,768

Financials (8.8%)
Banks (3.0%)
Wells Fargo & Co.	117,657	5,852,259

Capital Markets (2.8%)
Franklin Resources, Inc.	43,300	2,345,994
State Street Corp.	45,397	3,157,362

		5,503,356

Consumer Finance (3.0%)
American Express Co.	66,270	5,966,288

Total Financials		17,321,903

Health Care (22.0%)
Biotechnology (6.8%)
Biogen Idec, Inc.*	20,565	6,290,217
Gilead Sciences, Inc.*	99,600	7,057,656

		13,347,873

Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	186,772	7,192,590
Stryker Corp.	49,407	4,025,188

		11,217,778

Health Care Providers & Services (5.5%)
AmerisourceBergen Corp.	58,583	3,842,459
McKesson Corp.	39,247	6,929,843

		10,772,302

Pharmaceuticals (4.0%)
Allergan, Inc.	62,204	7,719,516

Total Health Care		43,057,469

Industrials (6.5%)
Air Freight & Logistics (3.3%)
United Parcel Service, Inc., Class B	66,096	6,436,428

Industrial Conglomerates (2.2%)
General Electric Co.	166,814	4,318,814

Road & Rail (1.0%)
Union Pacific Corp.	10,972	2,059,006

Total Industrials		12,814,248

Information Technology (18.2%)
Communications Equipment (6.1%)
Juniper Networks, Inc.*	218,911	5,639,147
QUALCOMM, Inc.	80,428	6,342,552

		11,981,699

Internet Software & Services (7.5%)
eBay, Inc.*	117,894	6,512,465
Google, Inc., Class A*	7,249	8,079,083

		14,591,548

IT Services (4.6%)
Accenture plc, Class A	50,209	4,002,662
Visa, Inc., Class A	23,211	5,010,326

		9,012,988

Total Information Technology		35,586,235

Materials (3.3%)
Chemicals (3.3%)
Monsanto Co.	56,202	6,394,101

Total Materials		6,394,101

Total Investments (97.0%) (Cost $133,180,963)		189,991,375
Other Assets Less Liabilities (3.0%)		5,793,032

Net Assets (100%)		$195,784,407

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,292,082	$—	$—	$26,292,082
Consumer Staples	41,433,569	—	—	41,433,569
Energy	7,091,768	—	—	7,091,768
Financials	17,321,903	—	—	17,321,903
Health Care	43,057,469	—	—	43,057,469
Industrials	12,814,248	—	—	12,814,248
Information Technology	35,586,235	—	—	35,586,235
Materials	6,394,101	—	—	6,394,101

Total Assets	$189,991,375	$—	$—	$189,991,375

Total Liabilities	$—	$—	$—	$—

Total	$189,991,375	$—	$—	$189,991,375

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,775,825
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,599,169

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,796,208
Aggregate gross unrealized depreciation	(376,898)

Net unrealized appreciation	$56,419,310

Federal income tax cost of investments	$133,572,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (17.1%)
Automobiles (2.8%)
Tesla Motors, Inc.*	154,419	$32,188,641

Hotels, Restaurants & Leisure (4.5%)
Dunkin’ Brands Group, Inc.	551,177	27,658,062
Panera Bread Co., Class A*	140,462	24,787,329

		52,445,391

Internet & Catalog Retail (3.6%)
ASOS plc*	56,652	4,904,041
Groupon, Inc.*	2,313,411	18,137,142
TripAdvisor, Inc.*	117,165	10,613,977
zulily, Inc., Class A*	165,056	8,284,161

		41,939,321

Media (0.8%)
Aimia, Inc.	608,102	9,763,736

Multiline Retail (2.0%)
Dollar Tree, Inc.*	450,001	23,481,052

Textiles, Apparel & Luxury Goods (3.4%)
Carter’s, Inc.	351,789	27,316,416
Moncler S.p.A.*	680,015	11,639,304

		38,955,720

Total Consumer Discretionary		198,773,861

Consumer Staples (7.0%)
Beverages (1.1%)
Monster Beverage Corp.*	183,187	12,722,337

Food Products (5.9%)
Keurig Green Mountain, Inc.	136,490	14,411,979
McCormick & Co., Inc. (Non-Voting)	318,906	22,878,317
Mead Johnson Nutrition Co.	381,823	31,744,764

		69,035,060

Total Consumer Staples		81,757,397

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Range Resources Corp.	129,745	10,764,943

Total Energy		10,764,943

Financials (6.4%)
Diversified Financial Services (2.4%)
MSCI, Inc.*	640,078	27,536,156

Insurance (4.0%)
Arch Capital Group Ltd.*	396,954	22,840,733
Progressive Corp.	963,291	23,330,908

		46,171,641

Total Financials		73,707,797

Health Care (17.3%)
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc.*	42,804	2,873,861
Intercept Pharmaceuticals, Inc.*	4,910	1,619,269
Ironwood Pharmaceuticals, Inc.*	509,606	6,278,346
Pharmacyclics, Inc.*	20,970	2,101,613
Seattle Genetics, Inc.*	64,267	2,928,004

		15,801,093

Health Care Equipment & Supplies (3.2%)
Intuitive Surgical, Inc.*	85,833	37,593,996

Health Care Providers & Services (0.8%)
Qualicorp S.A.*	884,130	8,891,955

Health Care Technology (3.3%)
athenahealth, Inc.*	242,378	38,838,651

Life Sciences Tools & Services (6.2%)
Illumina, Inc.*	486,335	72,298,561

Pharmaceuticals (2.4%)
Endo International plc*	409,919	28,140,939

Total Health Care		201,565,195

Industrials (14.2%)
Aerospace & Defense (2.5%)
TransDigm Group, Inc.	157,805	29,225,486

Commercial Services & Supplies (3.5%)
Edenred	957,282	30,063,353
Stericycle, Inc.*	88,303	10,032,987

		40,096,340

Electrical Equipment (0.4%)
SolarCity Corp.*	73,534	4,604,699

Machinery (1.1%)
Colfax Corp.*	185,328	13,219,446

Professional Services (6.7%)
IHS, Inc., Class A*	222,216	26,999,244
Intertek Group plc	515,627	26,461,973
Verisk Analytics, Inc., Class A*	416,125	24,950,855

		78,412,072

Total Industrials		165,558,043

Information Technology (30.4%)
Communications Equipment (3.4%)
Motorola Solutions, Inc.	518,569	33,338,801
Palo Alto Networks, Inc.*	88,764	6,089,210

		39,428,011

Internet Software & Services (11.6%)
Akamai Technologies, Inc.*	504,642	29,375,211
LinkedIn Corp., Class A*	150,736	27,877,116
MercadoLibre, Inc.	71,293	6,780,677
Pandora Media, Inc.*	180,136	5,461,724
Qihoo 360 Technology Co., Ltd. (ADR)*	223,012	22,207,535
Twitter, Inc.*	364,229	16,998,567
Yandex N.V., Class A*	413,893	12,495,430
Youku Tudou, Inc. (ADR)*	508,309	14,252,984

		135,449,244

IT Services (4.8%)
FleetCor Technologies, Inc.*	222,564	25,617,117
Gartner, Inc.*	427,819	29,707,751

		55,324,868

Software (9.6%)
FireEye, Inc.*	376,919	23,206,903
NetSuite, Inc.*	97,840	9,278,167
ServiceNow, Inc.*	204,640	12,262,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Solera Holdings, Inc.	534,783	$33,873,155
Splunk, Inc.*	168,554	12,049,925
Tableau Software, Inc., Class A*	30,237	2,300,431
Workday, Inc., Class A*	133,307	12,188,259
Zynga, Inc., Class A*	1,505,912	6,475,422

		111,634,291

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp.*	127,931	7,567,119
Stratasys Ltd.*	42,717	4,531,846

		12,098,965

Total Information Technology		353,935,379

Materials (1.2%)
Construction Materials (1.2%)
Martin Marietta Materials, Inc.	103,634	13,301,424

Total Materials		13,301,424

Total Common Stocks (94.5%) (Cost $788,210,003)		1,099,364,039

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (94.5%) (Cost $791,724,134)		1,099,364,039
Other Assets Less Liabilities (5.5%)		64,511,142

Net Assets (100%)		$1,163,875,181

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$182,230,516	$16,543,345	$—	$198,773,861
Consumer Staples	81,757,397	—	—	81,757,397
Energy	10,764,943	—	—	10,764,943
Financials	73,707,797	—	—	73,707,797
Health Care	201,565,195	—	—	201,565,195
Industrials	109,032,717	56,525,326	—	165,558,043
Information Technology	353,935,379	—	—	353,935,379
Materials	13,301,424	—	—	13,301,424
Preferred Stocks
Consumer Discretionary	—	—	—	—

Total Assets	$1,026,295,368	$73,068,671	$—	$1,099,364,039

Total Liabilities	$—	$—	$—	$—

Total	$1,026,295,368	$73,068,671	$—	$1,099,364,039

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$97,755,699
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$135,863,416

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$351,801,967
Aggregate gross unrealized depreciation	(43,204,355)

Net unrealized appreciation	$308,597,612

Federal income tax cost of investments	$790,766,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (0.2%)
BorgWarner, Inc.	3,093	$190,127
Delphi Automotive plc	3,785	256,850
Goodyear Tire & Rubber Co.	3,375	88,189
International Automotive Components Group North America LLC(b)*†	131,578	97,420
Johnson Controls, Inc.	9,015	426,590

		1,059,176

Automobiles (0.8%)
Ford Motor Co.	53,524	834,975
General Motors Co.	145,260	4,999,849
Harley-Davidson, Inc.	2,989	199,097

		6,033,921

Distributors (0.0%)
Genuine Parts Co.	2,087	181,256

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	60	42,225
H&R Block, Inc.	3,728	112,548

		154,773

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	5,947	225,154
Chipotle Mexican Grill, Inc.*	420	238,581
Darden Restaurants, Inc.	1,786	90,657
International Game Technology	3,365	47,312
Marriott International, Inc., Class A	3,003	168,228
McDonald’s Corp.	13,437	1,317,229
Starbucks Corp.	10,259	752,805
Starwood Hotels & Resorts Worldwide, Inc.	2,604	207,278
Wyndham Worldwide Corp.	1,741	127,494
Wynn Resorts Ltd.	1,098	243,921
Yum! Brands, Inc.	6,006	452,792

		3,871,451

Household Durables (0.1%)
D.R. Horton, Inc.	3,842	83,179
Garmin Ltd.	1,663	91,897
Harman International Industries, Inc.	923	98,207
Leggett & Platt, Inc.	1,900	62,016
Lennar Corp., Class A	2,384	94,454
Mohawk Industries, Inc.*	825	112,184
Newell Rubbermaid, Inc.	3,789	113,291
PulteGroup, Inc.	4,660	89,426
Whirlpool Corp.	1,052	157,232

		901,886

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	5,049	1,699,090
Expedia, Inc.	1,392	100,920
Netflix, Inc.*	812	285,848
priceline.com, Inc.*	707	842,666
TripAdvisor, Inc.*	1,508	136,610

		3,065,134

Leisure Products (0.0%)
Hasbro, Inc.	1,580	87,880
Mattel, Inc.	4,618	185,228

		273,108

Media (4.4%)
Cablevision Systems Corp. - New York Group, Class A	2,894	48,822
CBS Corp. (Non-Voting), Class B	68,696	4,245,413
CBS Outdoor Americas, Inc.*	1,195	34,954
Comcast Corp., Class A	56,553	2,802,099
DIRECTV*	6,432	491,533
Discovery Communications, Inc., Class A*	3,020	249,754
Gannett Co., Inc.	3,081	85,036
Interpublic Group of Cos., Inc.	5,751	98,572
News Corp., Class A*	6,730	115,891
Omnicom Group, Inc.	3,503	254,318
Reed Elsevier plc	379,382	5,801,729
Scripps Networks Interactive, Inc., Class A	1,494	113,409
Time Warner Cable, Inc.	36,957	5,069,761
Time Warner, Inc.	12,118	791,669
Tribune Co., Class 1C Litigation Interests(b)*†	24,102	—
Tribune Co., Class A*	18,566	1,478,782
Tribune Co., Class B*	11,384	911,858
Twenty-First Century Fox, Inc., Class A	26,346	842,282
Twenty-First Century Fox, Inc., Class B	192,748	5,998,318
Viacom, Inc., Class B	5,410	459,796
Walt Disney Co.	22,115	1,770,748

		31,664,744

Multiline Retail (0.6%)
Dollar General Corp.*	4,001	221,976
Dollar Tree, Inc.*	2,832	147,774
Family Dollar Stores, Inc.	1,307	75,819
Kohl’s Corp.	53,208	3,022,214
Macy’s, Inc.	5,000	296,450
Nordstrom, Inc.	1,934	120,778
Target Corp.	8,578	519,055

		4,404,066

Specialty Retail (0.7%)
AutoNation, Inc.*	854	45,458
AutoZone, Inc.*	458	245,992
Bed Bath & Beyond, Inc.*	2,888	198,694
Best Buy Co., Inc.	3,695	97,585
CarMax, Inc.*	3,019	141,289
GameStop Corp., Class A	1,580	64,938
Gap, Inc.	3,605	144,416
Home Depot, Inc.	19,113	1,512,412
L Brands, Inc.	3,314	188,136
Lowe’s Cos., Inc.	14,193	694,038
O’Reilly Automotive, Inc.*	1,444	214,275
PetSmart, Inc.	1,402	96,584
Ross Stores, Inc.	2,915	208,568
Staples, Inc.	8,841	100,257
Tiffany & Co.	1,489	128,277
TJX Cos., Inc.	9,652	585,394
Tractor Supply Co.	1,887	133,279
Urban Outfitters, Inc.*	1,474	53,757

		4,853,349

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,770	187,218
Fossil Group, Inc.*	653	76,146
Michael Kors Holdings Ltd.*	2,436	227,206
NIKE, Inc., Class B	10,101	746,060
PVH Corp.	1,103	137,621
Ralph Lauren Corp.	806	129,710
VF Corp.	4,781	295,848

		1,799,809

Total Consumer Discretionary		58,262,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (8.9%)
Beverages (1.3%)
Beam, Inc.	2,245	$187,009
Brown-Forman Corp., Class B	2,202	197,497
Coca-Cola Co.	51,426	1,988,129
Coca-Cola Enterprises, Inc.	45,996	2,196,769
Constellation Brands, Inc., Class A*	2,269	192,797
Dr. Pepper Snapple Group, Inc.	2,680	145,953
Molson Coors Brewing Co., Class B	2,155	126,843
Monster Beverage Corp.*	1,836	127,510
PepsiCo, Inc.	39,136	3,267,856
Pernod-Ricard S.A.	11,786	1,373,131

		9,803,494

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	5,968	666,506
CVS Caremark Corp.	76,506	5,727,239
Kroger Co.	130,492	5,695,976
Safeway, Inc.	3,129	115,585
Sysco Corp.	7,937	286,764
Tesco plc	668,283	3,293,605
Walgreen Co.	68,202	4,503,378
Wal-Mart Stores, Inc.	21,958	1,678,250
Whole Foods Market, Inc.	5,050	256,086

		22,223,389

Food Products (0.5%)
Archer-Daniels-Midland Co.	8,934	387,646
Campbell Soup Co.	2,427	108,924
ConAgra Foods, Inc.	5,703	176,964
General Mills, Inc.	8,479	439,382
Hershey Co.	2,036	212,558
Hormel Foods Corp.	1,820	89,671
J.M. Smucker Co.	1,409	137,011
Kellogg Co.	3,493	219,046
Keurig Green Mountain, Inc.	1,752	184,994
Kraft Foods Group, Inc.	8,092	453,961
McCormick & Co., Inc. (Non-Voting)	1,785	128,056
Mead Johnson Nutrition Co.	2,731	227,055
Mondelez International, Inc., Class A	23,090	797,760
Tyson Foods, Inc., Class A	3,648	160,549

		3,723,577

Household Products (0.6%)
Clorox Co.	1,762	155,074
Colgate-Palmolive Co.	11,851	768,774
Kimberly-Clark Corp.	5,149	567,677
Procter & Gamble Co.	36,800	2,966,080

		4,457,605

Personal Products (0.4%)
Avon Products, Inc.	160,005	2,342,473
Estee Lauder Cos., Inc., Class A	3,461	231,472

		2,573,945

Tobacco (3.1%)
Altria Group, Inc.	118,542	4,437,027
British American Tobacco plc	109,988	6,123,474
Imperial Tobacco Group plc	87,312	3,530,915
Lorillard, Inc.	79,120	4,278,810
Philip Morris International, Inc.	44,513	3,644,279
Reynolds American, Inc.	4,238	226,394

		22,240,899

Total Consumer Staples		65,022,909

Energy (8.7%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	64,693	4,206,339
Cameron International Corp.*	2,944	181,851
Diamond Offshore Drilling, Inc.	940	45,834
Ensco plc, Class A	28,175	1,487,076
FMC Technologies, Inc.*	3,198	167,223
Halliburton Co.	11,547	680,003
Helmerich & Payne, Inc.	1,459	156,930
Nabors Industries Ltd.	3,555	87,631
National Oilwell Varco, Inc.	5,815	452,814
Noble Corp. plc	3,460	113,280
Rowan Cos., plc, Class A*	1,679	56,549
Schlumberger Ltd.	17,745	1,730,138
Transocean Ltd.	75,282	3,112,158

		12,477,826

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum Corp.	6,837	579,504
Apache Corp.	69,710	5,782,445
BG Group plc	150,347	2,804,019
BP plc	369,287	2,957,369
Cabot Oil & Gas Corp.	5,729	194,099
Chesapeake Energy Corp.	6,874	176,112
Chevron Corp.	25,913	3,081,315
ConocoPhillips Co.	16,641	1,170,694
CONSOL Energy, Inc.	74,922	2,993,134
Denbury Resources, Inc.	4,839	79,360
Devon Energy Corp.	5,197	347,835
EOG Resources, Inc.	3,707	727,202
EQT Corp.	2,047	198,498
Exxon Mobil Corp.	58,653	5,729,225
Hess Corp.	3,710	307,485
Kinder Morgan, Inc.	9,102	295,724
Marathon Oil Corp.	168,839	5,997,161
Marathon Petroleum Corp.	3,999	348,073
Murphy Oil Corp.	39,101	2,457,889
Newfield Exploration Co.*	1,840	57,702
Noble Energy, Inc.	4,884	346,959
Occidental Petroleum Corp.	10,788	1,027,989
ONEOK, Inc.	2,819	167,026
Peabody Energy Corp.	3,707	60,572
Petroleo Brasileiro S.A. (ADR)	114,281	1,502,795
Phillips 66	7,977	614,708
Pioneer Natural Resources Co.	1,939	362,864
QEP Resources, Inc.	2,424	71,363
Range Resources Corp.	2,221	184,276
Royal Dutch Shell plc, Class A	165,579	6,049,626
Southwestern Energy Co.*	4,788	220,296
Spectra Energy Corp.	9,094	335,932
Talisman Energy, Inc.	242,478	2,419,751
Tesoro Corp.	1,796	90,860
Valero Energy Corp.	7,230	383,913
Williams Cos., Inc.	9,288	376,907
WPX Energy, Inc.*	28,906	521,175

		51,021,857

Total Energy		63,499,683

Financials (15.7%)
Banks (4.4%)
BB&T Corp.	9,647	387,520
Bond Street Holdings, Inc., Class A*§	39,554	672,418
CIT Group, Inc.	50,072	2,454,529
Citigroup, Inc.	118,974	5,663,162
Columbia Banking System, Inc.	12,109	345,349
Comerica, Inc.	2,473	128,101
Fifth Third Bancorp	11,562	265,348
Guaranty Bancorp	18,334	261,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc./Ohio	11,227	$111,933
KB Financial Group, Inc.	55,772	1,956,155
KeyCorp	12,050	171,592
M&T Bank Corp.	1,778	215,671
PNC Financial Services Group, Inc.	85,019	7,396,653
Regions Financial Corp.	19,260	213,979
Societe Generale S.A.	22,100	1,364,259
SunTrust Banks, Inc.	100,733	4,008,166
U.S. Bancorp/Minnesota	24,735	1,060,142
Wells Fargo & Co.	112,508	5,596,148
Zions Bancorp	2,496	77,326

		32,349,711

Capital Markets (1.7%)
Ameriprise Financial, Inc.	2,592	285,301
Bank of New York Mellon Corp.	15,409	543,784
BlackRock, Inc.	1,706	536,503
Charles Schwab Corp.	15,860	433,454
Credit Suisse Group AG (Registered)*	52,144	1,688,520
E*TRADE Financial Corp.*	3,923	90,307
Franklin Resources, Inc.	5,478	296,798
Goldman Sachs Group, Inc.	5,714	936,239
Invesco Ltd.	5,882	217,634
Legg Mason, Inc.	1,435	70,372
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	4,654,847
Morgan Stanley	61,669	1,922,223
Northern Trust Corp.	3,037	199,106
State Street Corp.	5,860	407,563
T. Rowe Price Group, Inc.	3,556	292,837

		12,575,488

Consumer Finance (0.3%)
American Express Co.	12,404	1,116,732
Capital One Financial Corp.	7,776	599,996
Discover Financial Services	6,393	372,009
SLM Corp.	5,823	142,547

		2,231,284

Diversified Financial Services (2.6%)
Bank of America Corp.	143,446	2,467,271
Berkshire Hathaway, Inc., Class B*	24,433	3,053,392
CME Group, Inc./Illinois	4,282	316,911
Deutsche Boerse AG	21,474	1,708,867
ING Groep N.V. (CVA)*	174,393	2,478,577
IntercontinentalExchange Group, Inc.	1,560	308,615
JPMorgan Chase & Co.	131,782	8,000,485
Leucadia National Corp.	4,238	118,664
McGraw Hill Financial, Inc.	3,677	280,555
Moody’s Corp.	2,559	202,980
NASDAQ OMX Group, Inc.	1,589	58,698

		18,995,015

Insurance (5.1%)
ACE Ltd.	57,758	5,721,507
Aegon N.V.	2,560	23,549
Aflac, Inc.	6,188	390,092
Alleghany Corp.*	8,531	3,475,359
Allstate Corp.	34,281	1,939,619
American International Group, Inc.	137,062	6,854,471
Aon plc	4,086	344,368
Assurant, Inc.	967	62,816
Chubb Corp.	3,335	297,815
Cincinnati Financial Corp.	1,993	96,979
Genworth Financial, Inc., Class A*	6,682	118,472
Hartford Financial Services Group, Inc.	6,044	213,172
Lincoln National Corp.	3,578	181,297
Loews Corp.	4,158	183,160
Marsh & McLennan Cos., Inc.	7,441	366,841
MetLife, Inc.	80,502	4,250,506
Principal Financial Group, Inc.	3,729	171,497
Progressive Corp.	7,419	179,688
Prudential Financial, Inc.	6,283	531,856
Torchmark Corp.	1,203	94,676
Travelers Cos., Inc.	4,783	407,033
Unum Group	3,530	124,644
White Mountains Insurance Group Ltd.	13,520	8,110,648
XL Group plc	3,751	117,219
Zurich Insurance Group AG*	8,020	2,464,557

		36,721,841

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	7,908	2,854,709
American Tower Corp. (REIT)	5,361	438,905
Apartment Investment & Management Co. (REIT), Class A	1,973	59,624
AvalonBay Communities, Inc. (REIT)	1,652	216,941
Boston Properties, Inc. (REIT)	2,076	237,764
Crown Castle International Corp. (REIT)	4,533	334,445
Equity Residential (REIT)	4,556	264,203
General Growth Properties, Inc. (REIT)	7,082	155,804
HCP, Inc. (REIT)	6,203	240,614
Health Care REIT, Inc. (REIT)	3,934	234,466
Host Hotels & Resorts, Inc. (REIT)	10,273	207,926
Kimco Realty Corp. (REIT)	5,538	121,171
Macerich Co. (REIT)	1,900	118,427
Plum Creek Timber Co., Inc. (REIT)	2,392	100,560
Prologis, Inc. (REIT)	6,779	276,787
Public Storage (REIT)	1,962	330,577
Simon Property Group, Inc. (REIT)	4,265	699,460
Ventas, Inc. (REIT)	3,993	241,856
Vornado Realty Trust (REIT)	2,363	232,897
Weyerhaeuser Co. (REIT)	7,931	232,775

		7,599,911

Real Estate Management & Development (0.5%)
Brookfield Property Partners LP	26,520	495,924
Canary Wharf Group plc(b)*†	353,084	2,510,331
CBRE Group, Inc., Class A*	3,799	104,207
Forestar Group, Inc.*	29,870	531,686

		3,642,148

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,429	63,197
People’s United Financial, Inc.	4,219	62,736

		125,933

Total Financials		114,241,331

Health Care (10.0%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	2,685	408,469
Amgen, Inc.	10,247	1,263,865
Biogen Idec, Inc.*	3,208	981,231
Celgene Corp.*	5,512	769,475
Gilead Sciences, Inc.*	20,877	1,479,344
Regeneron Pharmaceuticals, Inc.*	1,069	321,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	3,199	$226,233

		5,449,617

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	20,942	806,476
Baxter International, Inc.	7,371	542,358
Becton, Dickinson and Co.	2,624	307,218
Boston Scientific Corp.*	17,974	243,009
C.R. Bard, Inc.	1,053	155,823
CareFusion Corp.*	2,831	113,863
Covidien plc	6,120	450,799
DENTSPLY International, Inc.	1,928	88,765
Edwards Lifesciences Corp.*	1,457	108,066
Intuitive Surgical, Inc.*	518	226,879
Medtronic, Inc.	168,921	10,395,398
St. Jude Medical, Inc.	3,854	252,013
Stryker Corp.	25,467	2,074,797
Varian Medical Systems, Inc.*	1,407	118,174
Zimmer Holdings, Inc.	2,299	217,439

		16,101,077

Health Care Providers & Services (1.9%)
Aetna, Inc.	4,924	369,152
AmerisourceBergen Corp.	3,110	203,985
Cardinal Health, Inc.	4,653	325,617
Cigna Corp.	81,446	6,819,474
DaVita HealthCare Partners, Inc.*	2,402	165,378
Express Scripts Holding Co.*	10,534	790,998
Humana, Inc.	2,092	235,810
Laboratory Corp. of America Holdings*	1,159	113,825
McKesson Corp.	3,123	551,428
Patterson Cos., Inc.	1,127	47,063
Quest Diagnostics, Inc.	1,966	113,871
Tenet Healthcare Corp.*	1,316	56,338
UnitedHealth Group, Inc.	13,428	1,100,962
WellPoint, Inc.	28,873	2,874,307

		13,768,208

Health Care Technology (0.0%)
Cerner Corp.*	4,013	225,731

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	4,524	252,982
PerkinElmer, Inc.	1,541	69,437
Thermo Fisher Scientific, Inc.	5,319	639,557
Waters Corp.*	1,160	125,756

		1,087,732

Pharmaceuticals (4.9%)
AbbVie, Inc.	21,559	1,108,133
Actavis plc*	2,364	486,629
Allergan, Inc.	4,050	502,605
Bristol-Myers Squibb Co.	22,313	1,159,160
Eli Lilly and Co.	56,006	3,296,513
Forest Laboratories, Inc.*	3,236	298,586
Hospira, Inc.*	58,404	2,525,973
Johnson & Johnson	38,395	3,771,541
Merck & Co., Inc.	209,491	11,892,804
Mylan, Inc.*	5,050	246,592
Perrigo Co. plc	1,815	280,708
Pfizer, Inc.	86,638	2,782,813
Teva Pharmaceutical Industries Ltd. (ADR)	140,766	7,438,075
Zoetis, Inc.	6,794	196,618

		35,986,750

Total Health Care		72,619,115

Industrials (5.6%)
Aerospace & Defense (1.4%)
Boeing Co.	9,284	1,165,049
General Dynamics Corp.	4,414	480,773
Honeywell International, Inc.	10,642	987,152
Huntington Ingalls Industries, Inc.	37,082	3,792,005
L-3 Communications Holdings, Inc.	1,166	137,763
Lockheed Martin Corp.	3,664	598,112
Northrop Grumman Corp.	2,943	363,107
Precision Castparts Corp.	1,971	498,190
Raytheon Co.	4,270	421,833
Rockwell Collins, Inc.	1,840	146,593
Textron, Inc.	3,832	150,559
United Technologies Corp.	11,428	1,335,248

		10,076,384

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,017	105,671
Expeditors International of Washington, Inc.	2,753	109,101
FedEx Corp.	3,771	499,884
United Parcel Service, Inc., Class B	9,647	939,425

		1,654,081

Airlines (0.1%)
Delta Air Lines, Inc.	11,532	399,584
Southwest Airlines Co.	9,525	224,885

		624,469

Building Products (0.0%)
Allegion plc	1,226	63,960
Masco Corp.	4,826	107,186

		171,146

Commercial Services & Supplies (0.1%)
ADT Corp.	2,492	74,635
Cintas Corp.	1,361	81,129
Iron Mountain, Inc.	2,301	63,438
Pitney Bowes, Inc.	2,731	70,979
Republic Services, Inc.	3,681	125,743
Stericycle, Inc.*	1,159	131,686
Tyco International Ltd.	6,250	265,000
Waste Management, Inc.	5,870	246,951

		1,059,561

Construction & Engineering (0.1%)
Fluor Corp.	2,178	169,296
Jacobs Engineering Group, Inc.*	1,797	114,109
Quanta Services, Inc.*	2,953	108,966

		392,371

Electrical Equipment (0.2%)
AMETEK, Inc.	3,328	171,359
Eaton Corp. plc	6,450	484,524
Emerson Electric Co.	9,540	637,272
Rockwell Automation, Inc.	1,884	234,652
Roper Industries, Inc.	1,351	180,372

		1,708,179

Industrial Conglomerates (0.7%)
3M Co.	8,546	1,159,350
Danaher Corp.	8,152	611,400
General Electric Co.	136,183	3,525,778

		5,296,528

Machinery (1.5%)
Caterpillar, Inc.	33,360	3,314,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CNH Industrial N.V.*	216,277	$2,492,050
Cummins, Inc.	2,356	351,020
Deere & Co.	5,019	455,725
Dover Corp.	2,303	188,270
Federal Signal Corp.*	83,940	1,250,706
Flowserve Corp.	1,869	146,418
Illinois Tool Works, Inc.	5,307	431,618
Ingersoll-Rand plc	3,512	201,027
Joy Global, Inc.	1,361	78,938
PACCAR, Inc.	4,808	324,252
Pall Corp.	1,486	132,952
Parker Hannifin Corp.	2,026	242,533
Pentair Ltd. (Registered)	2,680	212,631
Snap-on, Inc.	786	89,195
Stanley Black & Decker, Inc.	16,094	1,307,477
Xylem, Inc.	2,494	90,832

		11,310,627

Marine (0.8%)
A. P. Moller - Maersk A/S, Class B	461	5,542,304

Professional Services (0.1%)
Dun & Bradstreet Corp.	516	51,264
Equifax, Inc.	1,659	112,862
Nielsen Holdings N.V.	3,855	172,049
Robert Half International, Inc.	1,874	78,614

		414,789

Road & Rail (0.3%)
CSX Corp.	13,668	395,962
Kansas City Southern	1,501	153,192
Norfolk Southern Corp.	4,203	408,406
Ryder System, Inc.	724	57,862
Union Pacific Corp.	6,177	1,159,176

		2,174,598

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,711	183,027
W.W. Grainger, Inc.	831	209,960

		392,987

Total Industrials		40,818,024

Information Technology (11.2%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	260,584	5,839,687
F5 Networks, Inc.*	1,025	109,296
Harris Corp.	1,445	105,716
Juniper Networks, Inc.*	6,788	174,859
Motorola Solutions, Inc.	3,068	197,242
QUALCOMM, Inc.	22,952	1,809,995

		8,236,795

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	2,151	197,139
Corning, Inc.	18,901	393,519
FLIR Systems, Inc.	1,915	68,940
Jabil Circuit, Inc.	2,554	45,972
TE Connectivity Ltd.	28,921	1,741,333

		2,446,903

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,419	140,810
eBay, Inc.*	15,814	873,565
Facebook, Inc., Class A*	23,186	1,396,725
Google, Inc., Class A*	3,831	4,269,688
VeriSign, Inc.*	1,708	92,078
Yahoo!, Inc.*	12,754	457,869

		7,230,735

IT Services (1.8%)
Accenture plc, Class A	8,645	689,179
Alliance Data Systems Corp.*	721	196,436
Automatic Data Processing, Inc.	6,539	505,203
Cognizant Technology Solutions Corp., Class A*	8,243	417,178
Computer Sciences Corp.	1,974	120,059
Fidelity National Information Services, Inc.	3,936	210,379
Fiserv, Inc.*	3,456	195,921
International Business Machines Corp.	13,287	2,557,615
MasterCard, Inc., Class A	13,852	1,034,744
Paychex, Inc.	4,394	187,184
Teradata Corp.*	2,163	106,398
Total System Services, Inc.	2,258	68,666
Visa, Inc., Class A	6,879	1,484,901
Western Union Co.	7,466	122,144
Xerox Corp.	452,075	5,108,448

		13,004,455

Semiconductors & Semiconductor Equipment (1.0%)
Altera Corp.	4,313	156,303
Analog Devices, Inc.	4,240	225,314
Applied Materials, Inc.	16,433	335,562
Broadcom Corp., Class A	7,489	235,754
First Solar, Inc.*	954	66,580
Intel Corp.	67,481	1,741,685
KLA-Tencor Corp.	2,253	155,772
Lam Research Corp.*	2,195	120,725
Linear Technology Corp.	3,200	155,808
LSI Corp.	7,571	83,811
Microchip Technology, Inc.	2,704	129,143
Micron Technology, Inc.*	14,396	340,609
NVIDIA Corp.	7,529	134,844
Samsung Electronics Co., Ltd.	2,100	2,655,594
Texas Instruments, Inc.	14,718	693,954
Xilinx, Inc.	3,627	196,837

		7,428,295

Software (3.2%)
Adobe Systems, Inc.*	6,303	414,359
Autodesk, Inc.*	3,082	151,573
CA, Inc.	4,392	136,020
Citrix Systems, Inc.*	2,496	143,345
Electronic Arts, Inc.*	4,213	122,219
Intuit, Inc.	3,851	299,338
Microsoft Corp.	349,484	14,325,349
Oracle Corp.	47,006	1,923,016
Red Hat, Inc.*	2,580	136,688
Salesforce.com, Inc.*	7,617	434,855
Symantec Corp.	239,365	4,780,119

		22,866,881

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	27,451	14,734,050
EMC Corp.	27,498	753,720
Hewlett-Packard Co.	124,820	4,039,175
NetApp, Inc.	4,499	166,013
SanDisk Corp.	3,054	247,954
Seagate Technology plc	4,461	250,530
Western Digital Corp.	2,858	262,422

		20,453,864

Total Information Technology		81,667,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.5%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	2,872	$341,883
Airgas, Inc.	907	96,605
CF Industries Holdings, Inc.	753	196,262
Dow Chemical Co.	16,501	801,784
E.I. du Pont de Nemours & Co.	12,581	844,185
Eastman Chemical Co.	2,069	178,368
Ecolab, Inc.	3,676	396,971
FMC Corp.	1,802	137,961
International Flavors & Fragrances, Inc.	1,102	105,428
LyondellBasell Industries N.V., Class A	5,862	521,366
Monsanto Co.	7,123	810,384
Mosaic Co.	4,607	230,350
PPG Industries, Inc.	1,881	363,898
Praxair, Inc.	3,989	522,439
Sherwin-Williams Co.	1,158	228,277
Sigma-Aldrich Corp.	1,618	151,089

		5,927,250

Construction Materials (0.0%)
Vulcan Materials Co.	1,772	117,749

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,306	66,175
Ball Corp.	1,910	104,687
Bemis Co., Inc.	1,392	54,622
MeadWestvaco Corp.	87,871	3,307,465
Owens-Illinois, Inc.*	2,230	75,441
Sealed Air Corp.	2,652	87,171

		3,695,561

Metals & Mining (1.5%)
Alcoa, Inc.	14,621	188,172
Allegheny Technologies, Inc.	1,460	55,013
Anglo American plc	102,241	2,607,566
Cliffs Natural Resources, Inc.	2,070	42,352
Freeport-McMoRan Copper & Gold, Inc.	153,357	5,071,516
Newmont Mining Corp.	6,770	158,689
Nucor Corp.	4,323	218,485
ThyssenKrupp AG*	103,112	2,768,080
United States Steel Corp.	1,956	54,005

		11,163,878

Paper & Forest Products (0.7%)
International Paper Co.	107,101	4,913,794

Total Materials		25,818,232

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	70,675	2,478,572
CenturyLink, Inc.	7,848	257,728
Frontier Communications Corp.	13,512	77,019
Koninklijke (Royal) KPN N.V.*	546,628	1,934,301
Verizon Communications, Inc.	61,929	2,946,592
Windstream Holdings, Inc.	8,058	66,398

		7,760,610

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,190,333	4,382,279

Total Telecommunication Services		12,142,889

Utilities (1.7%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	6,619	335,318
Duke Energy Corp.	9,587	682,786
Edison International	4,424	250,443
Entergy Corp.	23,431	1,566,362
Exelon Corp.	11,635	390,471
FirstEnergy Corp.	5,686	193,495
NextEra Energy, Inc.	5,909	565,019
Northeast Utilities	4,283	194,876
Pepco Holdings, Inc.	3,376	69,140
Pinnacle West Capital Corp.	1,488	81,334
PPL Corp.	8,558	283,612
Southern Co.	12,050	529,477
Xcel Energy, Inc.	6,761	205,264

		5,347,597

Gas Utilities (0.0%)
AGL Resources, Inc.	1,606	78,630

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	8,949	127,792
NRG Energy, Inc.	109,625	3,486,075

		3,613,867

Multi-Utilities (0.5%)
Ameren Corp.	3,280	135,136
CenterPoint Energy, Inc.	5,837	138,279
CMS Energy Corp.	3,631	106,316
Consolidated Edison, Inc.	3,978	213,420
Dominion Resources, Inc.	7,891	560,182
DTE Energy Co.	2,404	178,593
GDF Suez S.A.	25,599	701,464
Integrys Energy Group, Inc.	1,079	64,362
NiSource, Inc.	4,264	151,500
PG&E Corp.	6,210	268,272
Public Service Enterprise Group, Inc.	6,868	261,946
SCANA Corp.	1,920	98,534
Sempra Energy.	3,084	298,408
TECO Energy, Inc.	2,761	47,351
Wisconsin Energy Corp.	3,062	142,536

		3,366,299

Total Utilities		12,406,393

Total Common Stocks (75.0%) (Cost $342,644,584)		546,499,177

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.6%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Operating Company, Inc.,
Term Loan
4.489%, 1/28/18	$254,000	236,220
5.489%, 1/28/18	1,213,000	1,143,821
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(b)(h)*†	2,014,000	—

		1,380,041

Media (0.9%)
Cengage Learning Acquisitions, Inc.,
Term Loan
0.000%, 7/3/14	1,416,020	1,336,959
0.000%, 3/31/20	135,000	136,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Clear Channel Communications, Inc.
9.000%, 12/15/19		$2,028,000	$2,126,966
Term Loan
3.803%, 1/29/16(b)		3,948	3,864
3.803%, 1/29/16		35,103	34,621
6.903%, 1/30/19		2,267,587	2,217,701
7.652%, 7/30/19		728,853	727,144

			6,583,718

Multiline Retail (0.3%)
J.C. Penney Co., Inc.,
Term Loan
6.000%, 5/22/18		2,005,735	1,993,951

Total Consumer Discretionary			9,957,710

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
NGPL PipeCo LLC
7.119%, 12/15/17§		743,000	731,855
9.625%, 6/1/19§		1,103,000	1,185,725
Term Loan
6.750%, 9/15/17		65,246	63,778

Total Energy			1,981,358

Financials (0.0%)
Diversified Financial Services (0.0%)
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	EUR	274,000	357,796

Total Financials			357,796

Industrials (0.3%)
Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16*§		$1,867,000	1,937,013

Total Industrials			1,937,013

Information Technology (0.8%)
Communications Equipment (0.5%)
Avaya, Inc.
7.000%, 4/1/19§		966,000	959,359
10.500%, 3/1/21§		1,046,000	964,935
Term Loan
4.734%, 10/26/17		1,447,225	1,410,819
6.500%, 3/31/18		354,846	355,160

			3,690,273

IT Services (0.3%)
First Data Corp.
8.250%, 1/15/21§		193,000	209,405
12.625%, 1/15/21		268,000	318,839
11.750%, 8/15/21		1,139,000	1,195,950
First Data Holdings, Inc.
14.500%, 9/24/19 PIK§		732,503	688,553

			2,412,747

Total Information Technology			6,103,020

Utilities (0.8%)
Electric Utilities (0.8%)
Energy Future Holdings Corp.,
Term Loan
4.737%, 10/10/17		5,264,099	3,790,151
Texas Competitive Electric Holdings Co. LLC/TCEH
Finance, Inc.
11.500%, 10/1/20§		2,404,000	1,827,040

Total Utilities			5,617,191

Total Corporate Bonds			25,954,088

Government Security (0.1%)
Municipal Bond (0.1%)
Commonwealth of Puerto Rico, General Obligations,
Series A
8.000%, 7/1/35		$966,000	901,414

Total Long-Term Debt Securities (3.7%) (Cost $27,964,278)			26,855,502

SHORT-TERM INVESTMENTS:
Government Securities (3.6%)
Federal Home Loan Bank
0.05%, 4/1/14(p)		$10,000,000	9,999,985
U.S. Treasury Bills
0.01%, 4/3/14(p)		3,000,000	2,999,998
0.02%, 4/10/14(p)		2,500,000	2,499,984
0.03%, 4/17/14(p)		3,000,000	2,999,957
0.03%, 5/1/14(p)		3,000,000	2,999,931
0.06%, 5/8/14(p)		800,000	799,971
0.03%, 6/19/14(p)		2,500,000	2,499,850
0.06%, 8/21/14(p)		1,000,000	999,754

Total Government Securities			25,799,430

Total Short-Term Investments (3.6%) (Cost $25,799,076)			25,799,430

Total Investments (82.3%) (Cost $396,407,938)			599,154,109
Other Assets Less Liabilities (17.7%)			129,185,028

Net Assets (100%)			$728,339,137

*	Non-income producing.

†	Securities (totaling $2,607,751 or 0.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $9,534,099 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EUR — European Currency Unit

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,347	June-14	$125,255,355	$125,580,810	$325,455

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	26	$43,597	$43,331	$266
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	74	123,716	123,450	266
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	354	589,031	588,120	911
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	219	364,453	365,452	(999)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	21	35,562	35,174	388
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	20	33,470	33,105	365
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	22	36,567	36,354	213
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	74	123,715	123,340	375
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	926	1,542,284	1,539,646	2,638
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	23	38,493	38,324	169
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	26	43,597	43,286	311
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	54	90,710	90,488	222
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	21	35,562	35,214	348
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	26	43,598	43,195	403
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	272	453,554	452,860	694
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	37	61,858	61,636	222
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	254	349,952	347,228	2,724
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	126	173,034	171,820	1,214
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	139	191,788	190,443	1,345
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	48	66,631	65,484	1,147
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	59	80,793	79,221	1,572
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	91	125,191	124,158	1,033
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	48	66,630	65,448	1,182
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	74	102,226	102,093	133
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	39	53,676	53,424	252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	48	$66,632	$65,377	$1,255
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	36	48,974	48,049	925
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	210	288,803	288,477	326
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	283	390,056	383,520	6,536
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	48	66,631	65,342	1,289
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	103	141,270	142,271	(1,001)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	25	34,343	34,371	(28)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	284	391,492	394,367	(2,875)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	126	173,750	175,171	(1,421)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	139	191,571	193,473	(1,902)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	25	35,088	35,482	(394)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	14	19,837	19,886	(49)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	189	260,302	262,835	(2,533)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	36	49,786	49,775	11
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	117	160,812	162,401	(1,589)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	50	68,382	68,425	(43)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	31	43,020	43,451	(431)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	162,947	152,092	151,087	1,005
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	28,976	27,046	26,862	184
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	90,142	84,137	83,659	478
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	22,867	21,344	21,173	171
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	95,929	89,538	89,033	505
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	28,984	27,053	26,862	191
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	57,958	54,096	53,724	372
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	50,809	47,424	46,656	768

					$19,144

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	4,297	$7,178,062	$7,155,521	$22,541
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	57	95,501	95,248	253
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	27	44,317	44,307	10

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	8,831	$14,747,041	$14,706,013	$41,028
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	119	198,766	198,434	332
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	76	126,336	125,896	440
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	27	44,322	44,307	15
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	6,623	11,062,929	11,029,509	33,420
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	29	47,526	47,518	8
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	22	29,632	29,871	(239)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	33	45,627	45,349	278
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	108	147,634	149,116	(1,482)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	27	37,394	37,626	(232)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	64	87,989	87,910	79
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	32	43,870	44,081	(211)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	5,672	7,625,776	7,813,342	(187,566)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	39	53,091	53,542	(451)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	54	73,743	74,266	(523)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Bank of America	75	101,735	102,935	(1,200)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	20	27,211	27,423	(212)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	32	43,970	43,955	15
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	64	87,676	88,163	(487)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	54	73,770	74,266	(496)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	40	54,451	55,144	(693)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	292	395,853	401,609	(5,756)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	Barclays Bank plc	37	50,914	51,468	(554)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	52	71,430	72,043	(613)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	32	44,044	43,955	89
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	33	45,620	45,347	273
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	54	73,743	74,266	(523)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	21	28,110	28,282	(172)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	24	32,197	32,471	(274)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	32	43,854	44,081	(227)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	HSBC Bank plc	46	61,850	62,841	(991)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	108	$147,555	$149,117	$(1,562)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	54	73,769	74,266	(497)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	32	43,854	44,081	(227)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	24	32,162	32,471	(309)
European Union Euro vs. U.S. Dollar, expiring 5/15/14	State Street Bank & Trust	75	101,846	102,934	(1,088)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	20	27,182	27,329	(147)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	7,907	10,751,183	10,891,622	(140,439)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	51	69,467	70,171	(704)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	22	29,785	30,203	(418)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	23	30,676	31,117	(441)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	81	110,451	111,487	(1,036)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	164	222,436	225,553	(3,117)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	19	25,795	25,912	(117)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	19	25,754	25,912	(158)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	91,186	85,269	85,112	157
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	244,880	228,125	228,567	(442)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	245,957	228,125	229,572	(1,447)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	106,246	99,305	99,168	137
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	134,718	125,348	125,743	(395)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	218,930	201,965	204,345	(2,380)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	53,073	49,278	49,537	(259)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	929,059	861,804	867,167	(5,363)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	109,465	100,983	102,173	(1,190)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	272,312	253,471	254,171	(700)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	29,061	26,859	27,125	(266)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	32,735	30,310	30,554	(244)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	398,583	372,392	372,030	362
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	271,957	253,472	253,840	(368)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	136,146	126,736	127,076	(340)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	517,055	481,676	482,610	(934)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	370,485	343,815	345,804	(1,989)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	202,426	$188,452	$188,941	$(489)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	532,413	497,503	496,945	558
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	46,908	43,757	43,783	(26)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	25,929	24,237	24,201	36
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	74,280	69,008	69,332	(324)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	98,476	90,802	91,915	(1,113)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	95,923	88,478	89,533	(1,055)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	45,611	42,429	42,573	(144)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	70,698	65,657	65,988	(331)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	48	54,799	54,437	362
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	78	89,480	88,332	1,148
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	34	38,851	38,481	370
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	47	53,769	53,385	384
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	9	9,868	9,868	— #
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	16	17,668	17,666	2
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	59	68,251	67,268	983
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	17	19,703	19,501	202
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	5	5,829	5,785	44
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	62	70,502	70,326	176
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	26	29,167	29,218	(51)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	14	15,525	15,515	10
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	11	12,018	11,891	127

					$(269,173)

					$(250,029)

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,363,524	$5,801,729	$97,420	$58,262,673
Consumer Staples	50,504,287	14,518,622	—	65,022,909
Energy	51,688,669	11,811,014	—	63,499,683
Financials	94,719,251	16,339,331	3,182,749	114,241,331
Health Care	72,619,115	—	—	72,619,115
Industrials	32,783,670	8,034,354	—	40,818,024
Information Technology	79,012,334	2,655,594	—	81,667,928
Materials	20,442,586	5,375,646	—	25,818,232
Telecommunication Services	5,553,389	6,589,500	—	12,142,889
Utilities	11,704,929	701,464	—	12,406,393
Corporate Bonds
Consumer Discretionary	—	9,957,710	—	9,957,710
Energy	—	1,981,358	—	1,981,358
Financials	—	357,796	—	357,796
Industrials	—	1,937,013	—	1,937,013
Information Technology	—	6,103,020	—	6,103,020
Utilities	—	5,617,191	—	5,617,191
Forward Currency Contracts	—	136,248	—	136,248
Futures	325,455	—	—	325,455
Government Securities
Municipal Bonds	—	901,414	—	901,414
Short-Term Investments	—	25,799,430	—	25,799,430

Total Assets	$471,717,209	$124,618,434	$3,280,169	$599,615,812

Liabilities:
Forward Currency Contracts	$—	$(386,277)	$—	$(386,277)

Total Liabilities	$—	$(386,277)	$—	$(386,277)

Total	$471,717,209	$124,232,157	$3,280,169	$599,229,535

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31,2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,052,221
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,950,987

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,447,056
Aggregate gross unrealized depreciation	(12,068,176)

Net unrealized appreciation	$196,378,880

Federal income tax cost of investments	$402,775,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (9.2%)
Commodity Chemicals (0.7%)
LyondellBasell Industries N.V., Class A	1,568	$139,458

Diversified Chemicals (0.8%)
Dow Chemical Co.	1,500	72,885
FMC Corp.	1,282	98,150

		171,035

Fertilizers & Agricultural Chemicals (4.5%)
Agrium, Inc.	652	63,537
CF Industries Holdings, Inc.	259	67,506
Israel Chemicals Ltd.	2,008	17,553
Israel Corp., Ltd.*	13	7,253
K+S AG (Registered)	777	25,522
Monsanto Co.	3,249	369,638
Mosaic Co.	1,340	67,000
Potash Corp. of Saskatchewan, Inc.	3,892	140,788
Syngenta AG (Registered)	420	159,307
Yara International ASA	816	36,046

		954,150

Industrial Gases (0.9%)
Linde AG	300	60,050
Praxair, Inc.	972	127,303

		187,353

Specialty Chemicals (2.3%)
Akzo Nobel N.V.	800	65,548
Celanese Corp.	960	53,290
Croda International plc	900	38,324
Cytec Industries, Inc.	400	39,044
Ecolab, Inc.	856	92,439
International Flavors & Fragrances, Inc.	600	57,402
Sherwin-Williams Co.	500	98,565
Sigma-Aldrich Corp.	451	42,114

		486,726

Total Chemicals		1,938,722

Construction Materials (0.8%)
Construction Materials (0.8%)
Cemex S.A.B. de C.V. (ADR)*	11,700	147,771
HeidelbergCement AG	300	25,707

Total Construction Materials		173,478

Containers & Packaging (0.3%)
Metal & Glass Containers (0.3%)
Owens-Illinois, Inc.*	1,936	65,495

Total Containers & Packaging		65,495

Energy Equipment & Services (2.3%)
Oil & Gas Drilling (0.5%)
Helmerich & Payne, Inc.	400	43,024
Patterson-UTI Energy, Inc.	1,700	53,856

		96,880

Oil & Gas Equipment & Services (1.8%)
Halliburton Co.	4,437	261,294
Mullen Group Ltd.	893	22,416
Oceaneering International, Inc.	300	21,558
Schlumberger Ltd.	5	488
ShawCor Ltd.	478	19,933
Superior Energy Services, Inc.	1,300	39,988
Weatherford International Ltd.*	1,900	32,984

		398,661

Total Energy Equipment & Services		495,541

Food Products (1.0%)
Agricultural Products (1.0%)
Archer-Daniels-Midland Co.	2,966	128,694
Bunge Ltd.	664	52,795
Golden Agri-Resources Ltd.	30,884	14,142
Wilmar International Ltd.	8,046	22,154

Total Food Products		217,785

Metals & Mining (18.7%)
Aluminum (0.5%)
Alcoa, Inc.	4,822	62,059
Alumina Ltd.*	11,384	12,624
Norsk Hydro ASA	6,062	30,275

		104,958

Diversified Metals & Mining (12.4%)
Anglo American plc	6,285	160,293
Antofagasta plc	1,778	24,807
BHP Billiton Ltd.	14,478	490,170
BHP Billiton plc	19,003	586,577
Boliden AB	1,233	18,737
Capstone Mining Corp.*	10,100	26,678
First Quantum Minerals Ltd.	6,530	120,677
Freeport-McMoRan Copper & Gold, Inc.	4,680	154,768
Glencore Xstrata plc*	59,331	306,037
Iluka Resources Ltd.	1,887	17,357
Lundin Mining Corp.*	12,605	57,923
Mitsubishi Materials Corp.	4,097	11,709
Rio Tinto Ltd.	1,965	116,227
Rio Tinto plc	7,054	393,398
Sumitomo Metal Mining Co., Ltd.	1,917	24,027
Teck Resources Ltd., Class B	2,556	55,166
Turquoise Hill Resources Ltd.*	3,627	12,139
Western Areas Ltd.	10,297	31,725

		2,608,415

Gold (2.8%)
Agnico Eagle Mines Ltd.	782	23,676
B2Gold Corp.*	12,410	33,677
Barrick Gold Corp.	5,250	93,460
Eldorado Gold Corp.	7,198	40,043
Franco-Nevada Corp.	1,363	62,633
Goldcorp, Inc.	3,661	89,314
Kinross Gold Corp.*	5,154	21,306
New Gold, Inc.*	2,268	11,222
Newcrest Mining Ltd.*	3,455	31,759
Newmont Mining Corp.	2,245	52,623
Primero Mining Corp.*	5,000	36,228
Randgold Resources Ltd.	395	29,625
Sulliden Gold Corp. Ltd.*	46,100	32,526
Yamana Gold, Inc.	3,394	29,719

		587,811

Precious Metals & Minerals (0.5%)
Fresnillo plc	831	11,700
Silver Wheaton Corp.	4,311	97,801

		109,501

Steel (2.5%)
ArcelorMittal S.A.	4,505	72,982
Daido Steel Co., Ltd.	1,033	5,154
Fortescue Metals Group Ltd.	7,018	34,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Metals Ltd.	703	$9,983
JFE Holdings, Inc.	2,200	41,371
Kobe Steel Ltd.	13,134	17,520
Maruichi Steel Tube Ltd.	271	6,997
Nippon Steel & Sumitomo Metal Corp.	33,869	92,346
Nucor Corp.	3,209	162,184
ThyssenKrupp AG*	2,041	54,791
Voestalpine AG	506	22,303
Yamato Kogyo Co., Ltd.	252	7,883

		527,892

Total Metals & Mining		3,938,577

Oil, Gas & Consumable Fuels (63.7%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	1,783	40,821
CONSOL Energy, Inc.	1,032	41,228
Fission Uranium Corp.*	21,300	32,369
Peabody Energy Corp.	1,217	19,886

		134,304

Integrated Oil & Gas (38.9%)
BG Group plc	15,368	286,618
BP plc	84,068	673,244
Cenovus Energy, Inc.	3,407	98,527
Chevron Corp.	10,632	1,264,251
Eni S.p.A.	11,468	287,992
Exxon Mobil Corp.	21,967	2,145,738
Galp Energia SGPS S.A., Class B	1,565	27,058
Hess Corp.	2,070	171,562
Husky Energy, Inc.	1,552	46,553
Imperial Oil Ltd.	1,338	62,307
Occidental Petroleum Corp.	3,634	346,284
OMV AG	664	30,156
Origin Energy Ltd.	4,964	65,819
Repsol S.A.	3,920	100,169
Royal Dutch Shell plc, Class A	28,580	1,072,186
Statoil ASA	5,031	142,100
Suncor Energy, Inc. (Toronto Exchange)	16,399	572,741
Total S.A.	12,243	804,120

		8,197,425

Oil & Gas Exploration & Production (23.5%)
Anadarko Petroleum Corp.	4,794	406,339
Apache Corp.	1,800	149,310
ARC Resources Ltd.	1,412	38,892
Athabasca Oil Corp.*	1,445	10,405
Baytex Energy Corp.	563	23,182
Cabot Oil & Gas Corp.	5,302	179,632
Canadian Natural Resources Ltd.	6,695	256,596
Canadian Oil Sands Ltd.	2,185	45,835
Caracal Energy, Inc.*	3,967	22,956
Chesapeake Energy Corp.	2,399	61,462
Cimarex Energy Co.	692	82,424
Cobalt International Energy, Inc.*	1,298	23,779
Concho Resources, Inc.*	1,546	189,385
ConocoPhillips Co.	5,247	369,126
Continental Resources, Inc.*	1,509	187,523
Crescent Point Energy Corp.	1,775	64,786
Denbury Resources, Inc.	1,653	27,109
Devon Energy Corp.	1,739	116,391
Donnycreek Energy, Inc.*	15,600	25,965
Encana Corp.	3,337	71,268
Energen Corp.	328	26,506
Enerplus Corp.	911	18,212
EOG Resources, Inc.	2,954	579,487
EQT Corp.	2,390	231,758
Gran Tierra Energy, Inc.*	15,787	118,527
INPEX Corp.	3,955	51,221
Japan Petroleum Exploration Co.	204	6,778
Kelt Exploration Ltd.*	1,750	20,341
Lundin Petroleum AB*	3,461	71,137
Marathon Oil Corp.	3,141	111,568
MEG Energy Corp.*	652	22,034
Murphy Oil Corp.	801	50,351
Noble Energy, Inc.	2,420	171,917
Pacific Rubiales Energy Corp.	1,390	25,034
Paramount Resources Ltd., Class A*	1,198	51,680
Pengrowth Energy Corp.	2,343	14,179
Penn West Petroleum Ltd.	2,200	18,388
Peyto Exploration & Development Corp.	637	21,735
Pioneer Natural Resources Co.	1,407	263,306
QEP Resources, Inc.	808	23,788
Range Resources Corp.	1,768	146,691
Santos Ltd.	4,382	54,889
SM Energy Co.	600	42,774
Southwestern Energy Co.*	1,586	72,972
Talisman Energy, Inc.	4,668	46,532
Tourmaline Oil Corp.*	2,136	100,975
Trilogy Energy Corp.	900	22,071
Tullow Oil plc	4,102	51,245
Vermilion Energy, Inc.	437	27,295
Whiting Petroleum Corp.*	535	37,124
Woodside Petroleum Ltd.	2,972	107,588

		4,960,468

Oil & Gas Refining & Marketing (0.4%)
Keyera Corp.	1,000	63,401
Marathon Petroleum Corp.	300	26,112

		89,513

Oil & Gas Storage & Transportation (0.3%)
Pembina Pipeline Corp.	1,400	53,163

Total Oil, Gas & Consumable Fuels		13,434,873

Paper & Forest Products (1.1%)
Forest Products (0.3%)
West Fraser Timber Co., Ltd.	1,254	57,284

Paper Products (0.8%)
International Paper Co.	1,900	87,172
Oji Holdings Corp.	2,923	13,066
Stora Enso Oyj, Class R	2,481	26,575
UPM-Kymmene Oyj	2,386	40,859

		167,672

Total Paper & Forest Products		224,956

Total Investments (97.1%) (Cost $19,452,544)		20,489,427
Other Assets Less Liabilities (2.9%)		622,178

Net Assets (100%)		$21,111,605

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	4.6%
Austria	0.2
Canada	15.0
Colombia	0.1
Finland	0.3
France	3.8
Germany	0.8
Israel	0.1
Italy	1.4
Japan	1.4
Luxembourg	0.3
Mexico	0.8
Netherlands	5.4
Norway	1.0
Portugal	0.1
Singapore	0.2
Spain	0.5
Sweden	0.4
Switzerland	2.4
United Kingdom	10.6
United States	47.7
Cash and Other	2.9

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$181,489	$36,296	$—	$217,785
Energy	10,075,138	3,855,276	—	13,930,414
Materials	3,162,663	3,178,565	—	6,341,228

Total Assets	$13,419,290	$7,070,137	$—	$20,489,427

Total Liabilities	$—	$—	$—	$—

Total	$13,419,290	$7,070,137	$—	$20,489,427

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,456,878
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,068,846

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,752,894
Aggregate gross unrealized depreciation	(742,311)

Net unrealized appreciation	$1,010,583

Federal income tax cost of investments	$19,478,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.5%)
AMBEV S.A. (ADR)	123,380	$914,246
BM&F Bovespa S.A.	208,500	1,034,689
Embraer S.A. (ADR)	35,066	1,244,492
Itau Unibanco Holding S.A. (Preference) (ADR)	77,007	1,144,324
Vale S.A. (ADR)	35,350	488,891

		4,826,642

Canada (0.4%)
Lululemon Athletica, Inc.*	10,790	567,446

Denmark (0.5%)
FLSmidth & Co. A/S	13,069	661,301

France (7.9%)
Airbus Group N.V.	39,469	2,830,490
Kering	10,474	2,139,260
LVMH Moet Hennessy Louis Vuitton S.A.	13,361	2,432,263
Societe Generale S.A.	17,574	1,084,863
Technip S.A.	22,351	2,307,716

		10,794,592

Germany (10.8%)
Allianz SE (Registered)	12,917	2,182,964
Bayer AG (Registered)	14,703	1,988,385
Bayerische Motoren Werke (BMW) AG (Preference)	28,658	2,708,789
Deutsche Bank AG (Registered)	42,156	1,885,669
Linde AG	6,870	1,375,143
SAP AG	34,045	2,755,730
Siemens AG (Registered)	13,638	1,835,374

		14,732,054

India (3.1%)
DLF Ltd.	350,671	1,040,194
ICICI Bank Ltd. (ADR)	40,023	1,753,007
Infosys Ltd.	12,646	695,785
Zee Entertainment Enterprises Ltd.	174,532	792,604

		4,281,590

Ireland (0.8%)
Shire plc	23,138	1,138,552

Italy (1.5%)
Brunello Cucinelli S.p.A.	3,201	84,701
Gtech S.p.A.	14,956	454,867
Prysmian S.p.A.	26,105	651,421
Tod’s S.p.A.	7,084	919,711

		2,110,700

Japan (8.8%)
Dai-ichi Life Insurance Co., Ltd.	92,663	1,344,000
FANUC Corp.	4,982	877,194
KDDI Corp.	34,249	1,993,051
Keyence Corp.	4,389	1,805,616
Kyocera Corp.	25,540	1,149,755
Murata Manufacturing Co., Ltd.	22,517	2,119,039
Nidec Corp.	25,964	1,576,461
Sumitomo Mitsui Financial Group, Inc.	26,744	1,140,003

		12,005,119

Mexico (1.9%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	13,932	1,299,020
Grupo Televisa S.A.B. (ADR)	36,931	1,229,433

		2,528,453

Netherlands (0.1%)
Sensata Technologies Holding N.V.*	3,220	137,301

Russia (0.8%)
Alrosa AO†	351,034	360,728
Moscow Exchange MICEX-RTS OAO†	426,421	703,248

		1,063,976

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	144,055	1,733,238
Inditex S.A.	14,852	2,232,325
Repsol S.A.	43,381	1,108,530

		5,074,093

Sweden (4.5%)
Assa Abloy AB, Class B	39,163	2,091,706
Telefonaktiebolaget LM Ericsson, Class B	303,116	4,038,458

		6,130,164

Switzerland (6.0%)
Credit Suisse Group AG (Registered)*	41,975	1,359,229
Nestle S.A. (Registered)	19,509	1,469,981
Roche Holding AG	5,494	1,651,422
Transocean Ltd.	20,420	844,163
UBS AG (Registered)*	140,574	2,902,287

		8,227,082

United Kingdom (3.6%)
Circassia Pharmaceuticals plc*	77,370	386,962
Prudential plc	103,348	2,189,344
Unilever plc	53,138	2,269,518

		4,845,824

United States (39.4%)
3M Co.	13,317	1,806,584
Adobe Systems, Inc.*	34,660	2,278,548
Aetna, Inc.	29,112	2,182,527
Allergan, Inc.	8,366	1,038,221
Altera Corp.	63,737	2,309,829
Biogen Idec, Inc.*	2,580	789,145
Celldex Therapeutics, Inc.*	34,710	613,326
Citigroup, Inc.	48,296	2,298,890
Clovis Oncology, Inc.*	5,870	406,615
Colgate-Palmolive Co.	36,963	2,397,790
eBay, Inc.*	47,927	2,647,487
Emerson Electric Co.	18,688	1,248,358
Facebook, Inc., Class A*	28,005	1,687,021
Fidelity National Financial, Inc., Class A	29,058	913,583
Fusion-io, Inc.*	47,252	497,091
Gilead Sciences, Inc.*	22,345	1,583,367
Goldman Sachs Group, Inc.	8,168	1,338,327
Google, Inc., Class A*	3,267	3,641,104
Intuit, Inc.	25,855	2,009,709
Juniper Networks, Inc.*	48,742	1,255,594
Maxim Integrated Products, Inc.	61,469	2,035,853
McDonald’s Corp.	13,960	1,368,499
McGraw Hill Financial, Inc.	35,244	2,689,117
Medivation, Inc.*	6,023	387,700
Microsoft Corp.	39,626	1,624,270
St. Jude Medical, Inc.	12,422	812,275
Theravance, Inc.*	25,944	802,707
Tiffany & Co.	20,292	1,748,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	14,628	$1,424,475
Vertex Pharmaceuticals, Inc.*	16,338	1,155,423
Walt Disney Co.	36,197	2,898,294
WellPoint, Inc.	25,275	2,516,126
Zimmer Holdings, Inc.	14,466	1,368,194

		53,774,205

Total Common Stocks (97.3%) (Cost $92,147,355)		132,899,094

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	3,575,691	42,509

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)* (Cost $—)	144,055	33,738

Total Investments (97.3%) (Cost $92,147,355)		132,975,341
Other Assets Less Liabilities (2.7%)		3,657,135

Net Assets (100%)		$136,632,476

*	Non-income producing.

†	Securities (totaling $1,063,976 or 0.8% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	14.4%
Consumer Staples	6.1
Energy	3.1
Financials	21.0
Health Care	13.8
Industrials	12.0
Information Technology	23.8
Materials	1.6
Telecommunication Services	1.5
Cash and Other	2.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,811,828	$11,764,520	$—	$19,576,348
Consumer Staples	4,611,056	3,739,499	—	8,350,555
Energy	844,163	3,416,246	—	4,260,409
Financials	11,171,937	16,861,791	703,248	28,736,976
Health Care	13,655,626	5,165,321	—	18,820,947
Industrials	5,861,210	10,523,947	—	16,385,157
Information Technology	19,986,506	12,564,383	—	32,550,889
Materials	488,891	1,375,143	360,728	2,224,762
Telecommunication Services	—	1,993,051	—	1,993,051
Preferred Stocks
Consumer Discretionary	—	42,509	—	42,509
Rights
Financials	—	33,738	—	33,738

Total Assets	$64,431,217	$67,480,148	$1,063,976	$132,975,341

Total Liabilities	$—	$—	$—	$—

Total	$64,431,217	$67,480,148	$1,063,976	$132,975,341

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,341,223
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,389,648

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,248,704
Aggregate gross unrealized depreciation	(2,083,765)

Net unrealized appreciation	$40,164,939

Federal income tax cost of investments	$92,810,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.1%)
Asset-Backed Securities (1.8%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.314%, 5/25/36(l)		$63,439	$60,987
Series 2006-NC1 A1
0.324%, 4/25/36(l)		95,355	88,306
Series 2007-CH2 AV1
0.314%, 1/25/37(l)		93,772	88,675
RAAC Trust,
Series 2007-SP3 A1
1.354%, 9/25/47(l)		90,113	85,823
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.154%, 8/25/37(l)		78,078	71,078

			394,869

Non-Agency CMO (0.3%)
Lehman Mortgage Trust,
Series 2005-3 4A1
5.572%, 1/25/36(l)		70,746	65,263

Total Asset-Backed and Mortgage-Backed Securities			460,132

Corporate Bonds (1.3%)
Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Petrobras Global Finance B.V. 2.593%, 3/17/17(l)		$200,000	200,660

Total Energy			200,660

Financials (0.4%)
Real Estate Management & Development (0.4%)
Deutsche Annington Finance B.V. 3.200%, 10/2/17§		100,000	102,387

Total Financials			102,387

Total Corporate Bonds			303,047

Government Securities (104.3%)
Foreign Governments (51.3%)
Australia Government Bond 5.250% 3/15/19	AUD	200,000	200,620
5.500% 4/21/23		100,000	103,277
3.389% 9/20/25		200,000	237,602
Autonomous Community of Catalonia 4.750% 6/4/18	EUR	100,000	148,431
Autonomous Community of Valencia Spain 4.375% 7/16/15		100,000	142,595
Canadian Government Bond 6.306% 12/1/21	CAD	296,512	352,757
1.603% 12/1/44		106,546	110,884
Denmark Government Bond 0.103% 11/15/23	DKK	2,161,173	395,839
Deutsche Bundesrepublik Inflation Linked Bond 0.750% 4/15/18	EUR	1,003,724	1,460,196
1.898% 4/15/20		249,187	387,350
0.102% 4/15/23		153,600	213,303
France Government Bond OAT 0.259% 7/25/18		205,696	292,955
1.181% 7/25/22		490,260	726,556
1.973% 7/25/27		52,860	83,600
Italy Buoni Poliennali Del Tesoro 1.700% 9/15/18		99,979	143,788
2.250% 9/15/21(m)		107,144	152,666
Mexican Bonos de Proteccion al Ahorro 3.560% 1/30/20(l)	MXN	900,000	69,003
New Zealand Government Bond 3.000% 4/15/20	NZD	100,000	80,552
2.046% 9/20/25		600,000	495,456
Republic of Sweden 0.250% 6/1/22	SEK	750,475	114,301
Spain Government Bond 3.800% 4/30/24(m)	EUR	200,000	288,706
United Kingdom Gilt 0.125% 3/22/24	GBP	870,070	1,507,079
0.127% 3/22/68		141,625	260,043
1.250% 11/22/17(m)		314,242	579,851
1.250% 11/22/32(m)		831,795	1,724,576
0.625% 11/22/42(m)		17,834	35,517
0.125% 3/22/44(m)		142,751	247,857
0.250% 3/22/52(m)		417,436	773,218
0.375% 3/22/62(m)		37,489	75,936

			11,404,514

U.S. Treasuries (53.0%)
U.S. Treasury Bonds 2.375% 1/15/25 TIPS		$74,457	87,685
2.000% 1/15/26 TIPS		94,284	107,327
1.750% 1/15/28 TIPS		1,663,674	1,843,184
2.125% 2/15/41 TIPS		192,267	230,911
1.375% 2/15/44 TIPS		431,582	440,584
U.S. Treasury Notes 1.625% 1/15/15 TIPS		735,024	753,989
0.500% 4/15/15 TIPS		539,695	550,679
0.125% 4/15/16 TIPS		2,861,298	2,939,109
0.125% 4/15/17 TIPS		72,091	74,128
2.625% 7/15/17 TIPS		564,315	632,095
1.875% 7/15/19 TIPS		547,765	609,747
1.250% 7/15/20 TIPS		643,554	693,364
1.125% 1/15/21 TIPS		32,080	34,041
0.125% 1/15/22 TIPS		72,345	70,845
0.125% 7/15/22 TIPS		101,719	99,608
0.125% 1/15/23 TIPS		1,129,941	1,092,826
0.375% 7/15/23 TIPS		1,155,923	1,142,945
0.625% 1/15/24 TIPS		200,502	201,143
2.750% 2/15/24		200,000	200,465

			11,804,675

Total Government Securities			23,209,189

Total Long-Term Debt Securities (107.7%) (Cost $23,596,158)			23,972,368

SHORT-TERM INVESTMENT:
Government Security (2.3%)
Federal Home Loan Bank 0.07%, 8/6/14 (o)(p)		$500,000	499,874

Total Short-Term Investments (2.3%) (Cost $499,868)			499,874

Total Investments Before Options Written (110.0%) (Cost $24,096,026)			24,472,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Put Options Written (0.0%)
5 Year U.S. Treasury Notes May 2014 @ $120.00*	(3)	$(539)
Euro-Bund May 2014 @ $144.00*	(5)	(5,097)

		(5,636)

Total Options Written (0.0%) (Premiums Received $8,102)		(5,636)

Total Investments after Options Written (110.0%) (Cost $24,087,924)		24,466,606
Other Assets Less Liabilities (-10.0%)		(2,217,479)

Net Assets (100%)		$22,249,127

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $102,387 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $3,878,327 or 17.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2014.

(p)	Yield to maturity.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.4%
Canada	2.1
Denmark	1.8
France	4.9
Germany	9.3
Italy	1.3
Mexico	0.3
Netherlands	1.4
New Zealand	2.6
Spain	2.6
Sweden	0.5
United Kingdom	23.4
United States	57.4
Cash and Other	(10.0)

100.0%

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	3	June-14	$359,606	$356,860	$(2,746)
90 Day Eurodollar	11	December-15	2,723,260	2,718,238	(5,022)
90 Day Eurodollar	1	March-16	246,026	246,375	349
90 Day Eurodollar	3	June-16	738,305	736,837	(1,468)
90 Day Sterling	2	June-15	412,696	411,828	(868)
90 Day Sterling	12	September-15	2,472,876	2,464,964	(7,912)
Long Gilt	1	June-14	181,432	182,603	1,171

					$(16,496)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	88	$38,645	$37,188	$1,457
Brazilian Real vs. U.S. Dollar, expiring 5/5/14	Credit Suisse	88	38,315	36,871	1,444
British Pound vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	3,087	5,146,492	5,099,724	46,768
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	2,943	4,054,424	4,058,597	(4,173)
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Credit Suisse	945	72,147	71,501	646

					$46,142

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Bank of America	565	$508,513	$523,981	$(15,468)
Australian Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	565	520,114	522,905	(2,791)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	88	37,155	38,645	(1,490)
British Pound vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	3,087	5,157,877	5,146,492	11,385
British Pound vs. U.S. Dollar, expiring 5/2/14	Credit Suisse	3,087	5,098,603	5,145,334	(46,731)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 6/19/14	Credit Suisse	510	$460,677	$460,466	$211
Danish Krone vs. U.S. Dollar, expiring 5/13/14	Bank of America	2,055	379,296	379,304	(8)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	2,508	3,442,230	3,455,146	(12,916)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	208	288,854	286,551	2,303
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	3	4,166	4,133	33
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	224	311,107	308,594	2,513
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	2,943	4,058,397	4,054,174	4,223
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Credit Suisse	1,371	102,915	104,670	(1,755)
New Zealand Dollar vs. U.S. Dollar, expiring 4/2/14	Bank of America	649	539,923	563,235	(23,312)
New Zealand Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	649	557,412	561,849	(4,437)
Swedish Krona vs. U.S. Dollar, expiring 5/13/14	Bank of America	755	117,079	116,575	504

					$(87,736)

					$(41,594)

Options Written:

Options written through the three months ended March 31, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	—	$—
Options Written	8	8,102
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2014	8	$8,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$394,869	$—	$394,869
Non-Agency CMO	—	65,263	—	65,263
Corporate Bonds
Energy	—	200,660	—	200,660
Financials	—	102,387	—	102,387
Forward Currency Contracts	—	71,487	—	71,487
Futures	1,520	—	—	1,520
Government Securities
Foreign Governments	—	11,404,514	—	11,404,514
U.S. Treasuries	—	11,804,675	—	11,804,675
Short-Term Investments	—	499,874	—	499,874

Total Assets	$1,520	$24,543,729	$—	$24,545,249

Liabilities:
Forward Currency Contracts	$—	$(113,081)	$—	$(113,081)
Futures	(18,016)	—	—	(18,016)
Options Written
Put Options Written	(5,636)	—	—	(5,636)

Total Liabilities	$(23,652)	$(113,081)	$—	$(136,733)

Total	$(22,132)	$24,430,648	$—	$24,408,516

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,567,712
Long-term U.S. government debt securities	13,262,824

$16,830,536

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$399,318
Long-term U.S. government debt securities	10,823,788

$11,223,106

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,276
Aggregate gross unrealized depreciation	(206,358)

Net unrealized appreciation	$205,918

Federal income tax cost of investments	$24,266,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.2%)
Asset-Backed Securities (11.3%)
Access Group, Inc.,
Series 2008-1 A
1.539%, 10/27/25(l)	$7,731,234	$7,789,515
American Express Credit Account Master Trust,
Series 2012-3 A
0.305%, 3/15/18(l)	3,471,000	3,462,553
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,041,000	1,042,476
Series 2014-A3 A3
0.000%, 5/15/18(l)	10,700,000	10,700,000
Citibank Credit Card Issuance Trust,
Series 2013-A11 A11
0.396%, 2/7/18(l)	20,000,000	20,020,962
Series 2014-A3 A3
0.356%, 5/9/18(l)	20,000,000	20,000,240
Citibank Omni Master Trust,
Series 2009-A13 A13
5.350%, 8/15/18§	12,992,000	13,227,425
Series 2009-A14A A14
2.905%, 8/15/18(l)§	36,202,000	36,549,384
Series 2009-A17 A17
4.900%, 11/15/18§	20,272,000	20,830,978
COA Summit CLO Ltd.,
Series 2014-1A A1
1.586%, 4/20/23(b)(l)§	21,400,000	21,310,056
Educational Services of America, Inc.,
Series 2012-2 A
0.884%, 4/25/39(l)§	2,576,437	2,589,629
EFS Volunteer LLC,
Series 2010-1 A1
1.089%, 10/26/26(l)§	725,017	730,002
Ford Credit Auto Lease Trust,
Series 2013-B A2B
0.425%, 1/15/16(l)	4,500,000	4,502,103
Series 2014-A A2B
0.337%, 10/15/16(l)	10,000,000	9,981,966
Ford Credit Auto Owner Trust,
Series 2013-A A2
0.380%, 11/15/15	1,156,295	1,156,454
GCO Education Loan Funding Trust,
Series 2005-1 A3L
0.315%, 11/25/20(l)	5,553	5,550
GSAA Home Equity Trust,
Series 2007-6 A4
0.454%, 5/25/47(l)	369,161	264,163
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4
0.375%, 8/26/19(l)	297,523	297,335
Nelnet Student Loan Trust,
Series 2008-4 A2
0.939%, 7/25/18(l)	242,133	242,462
Nissan Auto Lease Trust,
Series 2013-B A2
0.425%, 1/15/16(l)	1,900,000	1,901,136
Nissan Auto Receivables Owner Trust,
Series 2014-A A2
0.420%, 11/15/16	10,000,000	9,994,100
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.375%, 1/28/17(l)	4,859,000	4,850,101
Series 2012-1 A
0.854%, 12/26/31(l)§	3,472,096	3,475,271
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.377%, 10/1/35(l)	1,167,115	1,188,880
Series 2011-1 A1
0.747%, 10/1/18(l)	193,751	193,752
SLC Student Loan Trust,
Series 2006-2 A4
0.313%, 6/15/22(l)	827,070	824,688
SLM Student Loan Trust,
Series 2004-10 A5B
0.639%, 4/25/23(l)§	14,885,997	14,912,254
Series 2007-3 A3
0.279%, 4/25/19(l)	6,040,000	5,978,404
Series 2008-2 A2
0.689%, 1/25/17(l)	1,435,845	1,437,387
Series 2008-5 A2
1.339%, 10/25/16(l)	34,445	34,464
Series 2008-9 A
1.739%, 4/25/23(l)	9,096,686	9,436,615
Series 2009-CT 1A
2.350%, 4/15/39(b)(l)§	64,413	64,444
Series 2010-1 A
0.554%, 3/25/25(l)	7,689,956	7,702,339
Series 2012-7 A1
0.314%, 2/27/17(l)	1,792,348	1,791,979

		238,489,067

Non-Agency CMO (6.9%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	246	246
Series 2005-61 2A1
0.434%, 12/25/35(l)	14,533	12,610
Series 2005-62 2A1
1.129%, 12/25/35(l)	138,923	107,519
Series 2006-OA22 A1
0.314%, 2/25/47(l)	442,595	388,668
Series 2007-OA7 A1A
0.334%, 5/25/47(l)	104,984	85,929
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.344%, 5/25/46(l)	4,834,014	3,605,165
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN X1A
2.750%, 10/15/14 IO(l)§	156,900,000	1,636,781
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4
5.731%, 5/10/45(l)	1,318,971	1,426,976
Series 2006-6 A2
5.309%, 10/10/45	161,986	162,105
Series 2006-6 A3
5.369%, 10/10/45	590,066	605,090
Series 2007-3 A4
5.598%, 6/10/49(l)	971,874	1,075,573
Series 2007-4 A4
5.825%, 2/10/51(l)	772,113	859,965
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	7,215	7,396
BCAP LLC Trust,
Series 2006-AA2 A1
0.324%, 1/25/37(l)	523,548	391,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.667%, 2/25/33(l)	$7,789	$7,400
Series 2003-3 3A2
2.498%, 5/25/33(l)	46,455	46,788
Series 2003-8 2A1
2.737%, 1/25/34(l)	3,797	3,885
Series 2003-8 4A1
2.781%, 1/25/34(l)	15,070	14,625
Series 2004-10 21A1
2.836%, 1/25/35(l)	1,478,791	1,473,802
Series 2005-2 A1
2.560%, 3/25/35(l)	61,488	62,542
Series 2005-2 A2
2.533%, 3/25/35(l)	15,594	15,406
Series 2005-5 A1
2.210%, 8/25/35(l)	19,309	19,826
Series 2005-5 A2
2.250%, 8/25/35(l)	361,983	362,174
Series 2007-3 1A1
2.976%, 5/25/47(l)	4,350,381	3,711,202
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.676%, 9/25/35(l)	1,495,246	1,298,406
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	694,195	731,067
Citigroup Mortgage Loan Trust,
Series 2005-12 2A1
0.954%, 8/25/35(l)§	598,926	475,957
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.540%, 5/25/35(l)	21,434	20,980
Series 2005-11 A2A
2.510%, 10/25/35(l)	414,910	402,151
Series 2005-6 A1
2.200%, 9/25/35(l)	27,189	26,824
Series 2005-6 A2
2.290%, 9/25/35(l)	125,047	121,887
Series 2007-AMC2 A3A
0.234%, 1/25/37(l)	81,965	43,253
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	2,776,782	3,010,097
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	972,553	1,044,340
Commercial Mortgage Trust,
Series 2006-FL12 AJ
0.285%, 12/15/20(l)§	925,006	922,552
Series 2007-FL14 AJ
0.335%, 6/15/22(l)§	313,316	313,316
Series 2012-9W57 A
2.365%, 2/10/29§	4,859,368	4,977,345
Series 2012-LC4 A1
1.156%, 12/10/44	2,344,521	2,351,808
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.497%, 10/19/32(l)	3,876	3,398
Series 2003-HYB3 7A1
2.645%, 11/19/33(l)	16,806	16,682
Series 2004-12 11A1
2.854%, 8/25/34(l)	304,253	274,333
Series 2005-25 A11
5.500%, 11/25/35	457,671	437,339
Series 2005-3 1A2
0.444%, 4/25/35(l)	192,415	168,609
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 A1A
5.792%, 6/15/38(l)	795,744	857,154
Series 2006-C4 A3
5.467%, 9/15/39	1,857,618	2,011,161
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.804%, 3/25/32(l)§	931	870
Series 2004-C5 A4
4.829%, 11/15/37	13,470,012	13,677,691
Credit Suisse Mortgage Capital Certificates,
Series 2007-TF2A A1
0.335%, 4/15/22(l)§	2,475,912	2,454,626
DBRR Trust,
Series 2012-EZ1 A
0.946%, 9/25/45§	6,336,251	6,345,249
Series 2013-EZ2 A
0.853%, 2/25/45(l)§	4,631,378	4,607,642
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	206,280	207,989
Series 2005-AR2 7A1
5.028%, 10/25/35(l)	181,175	159,584
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.254%, 10/25/36(l)	2,198	1,244
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.955%, 12/5/31(l)§	1,383,848	1,383,208
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.207%, 6/25/34(l)	118,809	120,392
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.613%, 8/25/35(l)	221,356	212,784
GE Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	758,294
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.424%, 11/25/45(l)	25,723	20,140
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	1,416,517	1,484,693
Series 2007-GG9 A4
5.444%, 3/10/39	3,470,977	3,805,894
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	6,660,164	6,868,382
Series 2012-GC6 A1
1.282%, 1/10/45	1,459,525	1,466,623
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.651%, 9/25/35(l)	103,078	104,678
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A
0.376%, 5/19/35(l)	21,484	18,592
Series 2006-1 2A1A
0.396%, 3/19/36(l)	151,351	111,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.518%, 12/25/34(l)	$139,855	$129,101
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3 A1A
4.818%, 1/15/42§	2,511,386	2,565,151
Series 2004-CBX A6
4.899%, 1/12/37	1,000,000	1,015,558
Series 2005-CB11 A4
5.335%, 8/12/37(l)	1,976,819	2,037,185
Series 2005-CB11 ASB
5.201%, 8/12/37(l)	1,335,154	1,341,841
Series 2005-CB12 ASB
4.846%, 9/12/37	2,410,204	2,445,637
Series 2005-LDP2 A3A
4.678%, 7/15/42	92,123	92,449
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	5,736,812	5,915,903
Series 2007-CB18 A4
5.440%, 6/12/47	3,401,557	3,732,152
Series 2007-LD11 ASB
5.815%, 6/15/49(l)	1,006,795	1,069,182
Series 2011-C4 A1
1.525%, 7/15/46§	59,165	59,240
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	2,776,782	2,867,857
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.649%, 11/21/34(l)	108,273	110,764
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	1,335,758	1,422,904
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.855%, 11/15/31(l)	42,137	41,257
Merrill Lynch Floating Trust,
Series 2008-LAQA A1
0.692%, 7/9/21(l)§	1,221,703	1,220,403
Series 2008-LAQA A2
0.692%, 7/9/21(l)§	694,195	692,688
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.596%, 10/25/35(l)	776,628	753,986
Series 2005-2 2A
2.380%, 10/25/35(l)	826,571	837,548
Series 2005-2 3A
1.154%, 10/25/35(l)	183,518	167,675
Series 2005-3 4A
0.404%, 11/25/35(l)	92,530	86,496
Series 2005-3 5A
0.404%, 11/25/35(l)	151,456	145,285
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,388,391	1,497,670
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4
5.208%, 11/14/42(l)	686,350	722,408
Series 2005-T17 A5
4.780%, 12/13/41	1,578,831	1,604,763
Series 2007-IQ14 A2
5.610%, 4/15/49	122,871	124,040
Series 2011-C1 A1
2.602%, 9/15/47§	4,679,995	4,745,963
Series 2011-C2 A1
1.480%, 6/15/44§	515,799	516,963
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.819%, 8/12/45(l)§	1,823,694	2,019,281
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.595%, 12/15/30(l)	12,457	11,666
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39(l)§	694,195	749,552
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.494%, 6/25/35(l)§	51,870	46,072
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9
0.704%, 1/25/33(l)	253,569	249,691
Series 2005-QO1 A1
0.454%, 8/25/35(l)	36,050	29,697
Securitized Asset Sales, Inc.,
Series 1993-6 A5
2.361%, 11/26/23(l)	1,193	1,156
Sequoia Mortgage Trust,
Series 10 2A1
0.917%, 10/20/27(l)	4,942	4,804
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.445%, 2/25/34(l)	89,994	89,144
Series 2004-19 2A1
1.529%, 1/25/35(l)	29,503	24,981
Series 2005-17 3A1
2.508%, 8/25/35(l)	131,886	120,583
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.815%, 10/19/34(l)	62,932	58,327
Series 2005-AR5 A1
0.406%, 7/19/35(l)	128,875	117,372
Series 2005-AR5 A2
0.406%, 7/19/35(l)	235,075	218,778
Series 2006-11 A1
2.646%, 10/28/35(l)§	38,812	36,599
Series 2006-AR4 2A1
0.344%, 6/25/36(l)	35,515	29,198
Series 2006-AR5 1A1
0.364%, 5/25/46(l)	1,215,514	882,240
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	1,075,074	1,081,214
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2
5.421%, 4/15/47	463,605	466,776
Series 2007-C32 A2
5.719%, 6/15/49(l)	766,725	776,242
Series 2007-WHL8 A1
0.235%, 6/15/20(l)§	357,047	353,818
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.336%, 3/23/45(l)§	7,556,984	7,782,656
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.329%, 11/25/42(l)	5,960	5,829
Series 2002-AR2 A
2.018%, 2/27/34(l)	4,242	4,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2003-AR1 A5
2.117%, 3/25/33(l)	$564,917	$576,112
Series 2004-AR1 A
2.408%, 3/25/34(l)	1,081,839	1,098,027
Series 2005-AR13 A1A1
0.444%, 10/25/45(l)	147,917	139,399
Series 2005-AR15 A1A1
0.414%, 11/25/45(l)	34,878	32,060
Series 2006-AR15 2A
2.284%, 11/25/46(l)	27,778	26,158
Series 2006-AR3 A1A
1.129%, 2/25/46(l)	53,030	49,281
Series 2006-AR7 3A
2.284%, 7/25/46(l)	155,639	144,404
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.618%, 9/25/34(l)	35,913	36,643
Series 2007-10 1A22
0.654%, 7/25/37(l)	798,888	658,640
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	1,170,815	1,183,893
Series 2011-C4 A1
1.607%, 6/15/44§	605,162	607,515
Series 2012-C6 A1
1.081%, 4/15/45	8,713,783	8,721,940

		145,798,182

Total Asset-Backed and Mortgage-Backed Securities		384,287,249

Corporate Bonds (49.3%)
Consumer Discretionary (2.2%)
Automobiles (1.2%)
Daimler Finance North America LLC
1.875%, 9/15/14§	$9,942,000	10,006,631
0.842%, 1/9/15(l)§	3,300,000	3,311,574
2.300%, 1/9/15§	103,000	104,540
0.585%, 3/10/17(b)(l)§	11,000,000	10,997,439

		24,420,184

Household Durables (0.1%)
Maytag Corp.
6.450%, 8/15/14	2,083,000	2,124,660
Newell Rubbermaid, Inc.
2.000%, 6/15/15	1,041,000	1,052,830

		3,177,490

Media (0.9%)
Cox Communications, Inc.
5.450%, 12/15/14	8,640,000	8,933,311
7.250%, 11/15/15	1,800,000	1,978,461
Discovery Communications LLC
3.700%, 6/1/15	1,388,000	1,436,530
NBCUniversal Enterprise, Inc.
0.776%, 4/15/16(b)(l)§	6,421,000	6,441,858
0.924%, 4/15/18(l)§	694,000	697,792
Time Warner, Inc.
5.875%, 11/15/16	347,000	389,163

		19,877,115

Total Consumer Discretionary		47,474,789

Consumer Staples (2.8%)
Beverages (1.4%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	4,198,000	4,211,919
4.125%, 1/15/15	5,102,000	5,244,237
3.625%, 4/15/15	1,007,000	1,039,304
Foster’s Finance Corp.
4.875%, 10/1/14(b)§	1,666,000	1,699,456
PepsiCo, Inc.
0.436%, 7/30/15(l)	5,000,000	5,007,027
SABMiller Holdings, Inc.
1.850%, 1/15/15§	3,407,000	3,444,544
2.450%, 1/15/17§	9,025,000	9,280,942

		29,927,429

Food & Staples Retailing (0.6%)
CVS Caremark Corp.
1.200%, 12/5/16	400,000	400,105
Walgreen Co.
1.000%, 3/13/15	11,190,000	11,231,315

		11,631,420

Food Products (0.3%)
Campbell Soup Co.
0.538%, 8/1/14(l)	2,777,000	2,778,564
General Mills, Inc.
0.536%, 1/29/16(l)	2,221,000	2,221,134
Hershey Co.
1.500%, 11/1/16	347,000	352,315
WM Wrigley Jr Co.
3.700%, 6/30/14(b)§	347,000	349,716

		5,701,729

Tobacco (0.5%)
Altria Group, Inc.
4.125%, 9/11/15	1,341,000	1,406,872
Philip Morris International, Inc.
2.500%, 5/16/16	7,272,000	7,544,053
Reynolds American, Inc.
1.050%, 10/30/15	2,221,000	2,219,476

		11,170,401

Total Consumer Staples		58,430,979

Energy (3.0%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
1.166%, 6/2/14(l)	5,070,000	5,068,938
1.150%, 12/15/16	2,000,000	2,007,815

		7,076,753

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	5,137,000	5,193,563
Devon Energy Corp.
0.683%, 12/15/15(l)	15,110,000	15,126,284
2.400%, 7/15/16	6,237,000	6,412,044
1.875%, 5/15/17	1,694,000	1,710,620
Energy Transfer Partners LP
8.500%, 4/15/14	4,310,000	4,322,808
Enterprise Products Operating LLC
5.600%, 10/15/14	1,180,000	1,211,661
5.000%, 3/1/15	1,138,000	1,183,338
1.250%, 8/13/15	3,235,000	3,255,279
Phillips 66
1.950%, 3/5/15	3,933,000	3,983,725
2.950%, 5/1/17	694,000	724,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Pioneer Natural Resources Co.
5.875%, 7/15/16	$3,400,000	$3,746,099
Plains All American Pipeline LP/Plains All American Finance Corp.
5.250%, 6/15/15	3,471,000	3,651,701
3.950%, 9/15/15	2,230,000	2,332,250
6.125%, 1/15/17	1,522,000	1,710,641
Plains Exploration & Production Co.
6.125%, 6/15/19	1,000,000	1,098,572

		55,663,235

Total Energy		62,739,988

Financials (28.9%)
Banks (4.6%)
Branch Banking & Trust Co.
0.565%, 10/28/15(l)	10,000,000	10,001,500
Citigroup, Inc.
5.000%, 9/15/14	18,000,000	18,379,993
5.500%, 10/15/14	10,119,000	10,386,763
6.010%, 1/15/15	2,550,000	2,657,929
2.650%, 3/2/15	9,668,000	9,843,057
4.875%, 5/7/15	2,265,000	2,366,626
2.250%, 8/7/15	7,500,000	7,642,329
Regions Financial Corp.
5.750%, 6/15/15	2,015,000	2,123,609
U.S. Bank N.A./Ohio
3.778%, 4/29/20(l)	16,731,000	17,212,016
Union Bank N.A.
1.185%, 6/6/14(l)	11,801,000	11,817,647
Wachovia Bank N.A.
0.563%, 3/15/16(l)	1,815,000	1,811,873
Wachovia Corp.
0.576%, 10/28/15(l)	2,000,000	1,999,174
Wells Fargo Bank N.A.
0.446%, 5/16/16(l)	264,000	262,502

		96,505,018

Capital Markets (4.5%)
Bank of New York Mellon Corp.
0.466%, 3/4/16(l)	15,966,000	15,970,247
Goldman Sachs Group, Inc.
1.234%, 11/21/14(l)	12,177,000	12,230,860
0.742%, 1/12/15(l)	13,313,000	13,329,121
5.125%, 1/15/15	15,300,000	15,841,473
3.300%, 5/3/15	6,700,000	6,880,589
0.637%, 7/22/15(l)	694,000	692,938
3.700%, 8/1/15	5,800,000	6,020,726
Morgan Stanley
6.000%, 5/13/14	3,124,000	3,143,862
4.200%, 11/20/14	11,897,000	12,166,019
4.100%, 1/26/15	2,000,000	2,060,770
6.000%, 4/28/15	3,600,000	3,800,923
5.375%, 10/15/15	2,000,000	2,135,044

		94,272,572

Consumer Finance (7.8%)
American Express Centurion Bank
0.687%, 11/13/15(l)	9,025,000	9,059,474
American Express Credit Corp.
1.750%, 6/12/15	7,500,000	7,605,817
2.750%, 9/15/15	700,000	721,400
0.785%, 3/18/19(l)	5,000,000	4,997,772
American Honda Finance Corp.
0.635%, 6/18/14(l)§	2,480,000	2,481,984
1.450%, 2/27/15§	1,188,000	1,198,948
2.500%, 9/21/15§	1,180,000	1,215,991
0.609%, 5/26/16(b)(l)§	5,850,000	5,873,877
2.600%, 9/20/16§	1,260,000	1,311,811
2.125%, 2/28/17§	10,413,000	10,647,492
Ford Motor Credit Co. LLC
7.000%, 4/15/15	1,041,000	1,107,341
2.500%, 1/15/16	7,289,000	7,477,605
1.500%, 1/17/17	1,000,000	997,871
1.064%, 3/12/19(l)	16,300,000	16,308,865
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	694,000	695,928
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,388,000	1,437,131
HSBC Finance Corp.
5.250%, 4/15/15	2,000,000	2,090,780
0.666%, 6/1/16(l)	5,137,000	5,130,661
HSBC USA, Inc.
2.375%, 2/13/15	13,142,000	13,367,517
Hyundai Capital America
1.625%, 10/2/15§	4,500,000	4,537,827
3.750%, 4/6/16§	300,000	313,562
3.750%, 4/6/16(m)	500,000	522,604
1.875%, 8/9/16(b)§	2,500,000	2,529,225
1.450%, 2/6/17§	9,500,000	9,483,221
4.000%, 6/8/17§	3,280,000	3,498,913
John Deere Capital Corp.
0.750%, 1/22/16	2,499,000	2,501,988
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	694,000	716,190
1.000%, 3/15/16§	972,000	971,241
0.935%, 9/26/16(b)(l)§	1,500,000	1,509,390
1.950%, 9/12/17§	19,923,000	20,003,178
PACCAR Financial Corp.
0.486%, 6/5/14(l)	3,471,000	3,472,125
0.507%, 2/8/16(l)	3,957,000	3,962,464
SLM Corp.
3.875%, 9/10/15	625,000	644,500
6.250%, 1/25/16	5,824,000	6,267,789
Toyota Motor Credit Corp.
0.385%, 3/10/15(l)	4,044,000	4,049,623
0.526%, 5/17/16(l)	6,942,000	6,955,930

		165,668,035

Diversified Financial Services (7.8%)
Bank of America Corp.
5.450%, 7/15/14	3,694,000	3,746,530
5.125%, 11/15/14	2,000,000	2,054,382
5.000%, 1/15/15	11,373,000	11,767,118
4.500%, 4/1/15	3,175,000	3,293,711
7.750%, 8/15/15	592,000	643,342
1.500%, 10/9/15	5,000,000	5,038,155
6.500%, 8/1/16	7,875,000	8,815,540
Crown Castle Towers LLC
3.214%, 8/15/15§	7,567,000	7,756,175
General Electric Capital Corp.
1.625%, 7/2/15	2,150,000	2,178,231
1.000%, 8/11/15(l)	2,083,000	2,099,736
0.836%, 12/11/15(l)	4,859,000	4,891,638
0.839%, 1/8/16(l)	7,428,000	7,478,367
5.000%, 1/8/16	35,000	37,695
0.472%, 1/14/16(l)	26,000,000	26,005,387
JPMorgan Chase & Co.
3.400%, 6/24/15	1,388,000	1,434,256
0.899%, 10/15/15(l)	7,000,000	7,032,688
0.854%, 2/26/16(l)	28,254,000	28,369,700
0.943%, 3/31/16(l)	2,600,000	2,580,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.756%, 2/15/17(l)	$12,750,000	$12,776,674
JPMorgan Chase Bank N.A.
0.563%, 6/13/16(l)	2,777,000	2,761,234
SSIF Nevada LP
0.942%, 4/14/14(l)§	24,297,000	24,301,609

		165,062,738

Insurance (3.8%)
American International Group, Inc.
3.000%, 3/20/15	39,000,000	39,951,937
5.050%, 10/1/15	900,000	951,824
Jackson National Life Global Funding
1.250%, 2/21/17(b)§	5,000,000	5,006,337
MetLife Institutional Funding II
1.143%, 4/4/14(l)§	1,527,000	1,527,034
0.613%, 1/6/15(l)§	9,719,000	9,739,416
New York Life Global Funding
1.125%, 3/1/17(b)§	12,400,000	12,172,467
Principal Life Global Funding II
1.000%, 12/11/15§	2,430,000	2,432,915
SLM Student Loan Trust
2.997%, 9/30/15§	7,220,000	7,411,229

		79,193,159

Real Estate Investment Trusts (REITs) (0.4%)
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,518,129
WEA Finance LLC/WT Finance (Aust) Pty Ltd.
5.750%, 9/2/15(b)§	2,735,000	2,921,314
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	1,049,217

		8,488,660

Total Financials		609,190,182

Health Care (5.5%)
Biotechnology (1.5%)
Amgen, Inc.
1.875%, 11/15/14	9,996,000	10,081,728
4.850%, 11/18/14	1,597,000	1,640,838
2.300%, 6/15/16	3,332,000	3,418,382
2.500%, 11/15/16	5,189,000	5,361,468
5.850%, 6/1/17	2,083,000	2,367,277
Genentech, Inc.
4.750%, 7/15/15	1,069,000	1,125,645
Gilead Sciences, Inc.
2.400%, 12/1/14	2,718,000	2,751,989
3.050%, 12/1/16	4,272,000	4,491,194

		31,238,521

Health Care Providers & Services (1.4%)
Express Scripts Holding Co.
2.750%, 11/21/14	16,500,000	16,728,413
2.100%, 2/12/15	7,100,000	7,190,239
Sutter Health
1.090%, 8/15/53	3,471,000	3,361,290
WellPoint, Inc.
1.250%, 9/10/15	2,777,000	2,796,067

		30,076,009

Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc.
3.250%, 11/20/14	3,000,000	3,051,971
3.200%, 5/1/15	850,000	873,148
2.250%, 8/15/16	8,784,000	9,010,793
1.300%, 2/1/17	2,000,000	1,995,495

		14,931,407

Pharmaceuticals (1.9%)
AbbVie, Inc.
1.200%, 11/6/15	24,286,000	24,475,492
Actavis, Inc.
1.875%, 10/1/17	1,194,000	1,191,515
Johnson & Johnson
0.303%, 11/28/16(l)	14,400,000	14,381,794

		40,048,801

Total Health Care		116,294,738

Industrials (1.9%)
Commercial Services & Supplies (0.0%)
Yale University
2.900%, 10/15/14	1,251,000	1,267,110

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,753,745

Road & Rail (1.3%)
Burlington Northern Santa Fe LLC
4.875%, 1/15/15	7,083,000	7,324,948
Norfolk Southern Corp.
5.257%, 9/17/14	3,041,000	3,108,475
7.700%, 5/15/17	2,499,000	2,961,052
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14§	6,015,000	6,047,207
3.125%, 5/11/15§	3,471,000	3,555,821
2.500%, 3/15/16§	2,673,000	2,746,041
Union Pacific Corp.
4.875%, 1/15/15	1,100,000	1,138,108

		26,881,652

Trading Companies & Distributors (0.5%)
International Lease Finance Corp.
6.500%, 9/1/14§	1,900,000	1,940,375
4.875%, 4/1/15	3,811,000	3,949,340
8.625%, 9/15/15	2,344,000	2,587,307
5.750%, 5/15/16	1,900,000	2,042,500

		10,519,522

Total Industrials		40,422,029

Information Technology (0.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
0.736%, 3/1/19(l)	1,500,000	1,506,727

IT Services (0.3%)
Xerox Corp.
8.250%, 5/15/14	6,131,000	6,185,787

Software (0.0%)
Symantec Corp.
2.750%, 9/15/15	1,264,000	1,296,617

Total Information Technology		8,989,131

Materials (0.9%)
Chemicals (0.5%)
Dow Chemical Co.
2.500%, 2/15/16	1,735,000	1,786,359
Ecolab, Inc.
1.000%, 8/9/15	1,735,000	1,740,742
3.000%, 12/8/16	5,481,000	5,757,464

		9,284,565

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	3,402,000	3,395,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Glencore Funding LLC
6.000%, 4/15/14(b)§	$5,012,000	$5,019,875
TCI Communications, Inc.
8.750%, 8/1/15	721,000	798,857

		9,214,452

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15	347,000	375,277

Total Materials		18,874,294

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
0.654%, 3/30/17(l)	10,000,000	10,006,168
Verizon Communications, Inc.
1.250%, 11/3/14	17,491,000	17,578,488
4.900%, 9/15/15	1,500,000	1,592,832
1.763%, 9/15/16(l)	11,400,000	11,799,675

Total Telecommunication Services		40,977,163

Utilities (1.8%)
Electric Utilities (1.4%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,555,354
Duke Energy Progress, Inc.
0.435%, 3/6/17(l)	1,750,000	1,748,497
Nevada Power Co.
5.875%, 1/15/15	104,000	108,376
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,845,338
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15(b)§	20,000,000	20,553,628

		29,811,193

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	2,083,000	2,305,315
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,807,529
1.400%, 9/15/17	4,254,000	4,216,040

		8,328,884

Total Utilities		38,140,077

Total Corporate Bonds		1,041,533,370

Government Securities (30.8%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority Student Loan
Series 2008-1
1.189% 4/25/38(l)	$496,584	501,724
Small Business Administration
Series 2008-P10A
5.902% 2/10/18	212,444	230,718
Small Business Administration Participation Certificates
Series 2003-20I
5.130% 9/1/23	4,550	4,876
Series 2004-20C 1
4.340% 3/1/24	51,917	54,576
Series 2005-20B 1
4.625% 2/1/25	64,436	68,264
Series 2008-20G 1
5.870% 7/1/28	4,866,489	5,471,436
Series 2008-20H
6.020% 8/1/28	4,433,459	5,022,958

		11,354,552

Agency CMO (5.9%)
Federal Home Loan Mortgage Corp.
0.305% 7/15/19(l)	383,264	383,602
1.303% 8/25/19 IO(l)	65,719,010	3,943,811
0.305% 10/15/20(l)	824,654	824,594
2.365% 11/1/23(l)	3,098	3,221
0.455% 8/15/25(l)	2,121,997	2,129,444
6.500% 4/15/29	11,249	12,821
0.505% 12/15/29(l)	1,710	1,707
2.369% 1/1/34(l)	19,858	20,991
0.555% 7/15/34(l)	3,422,843	3,422,729
2.640% 3/1/35(l)	58,571	62,341
4.822% 10/1/35(l)	10,851	11,459
4.996% 10/1/35(l)	31,142	33,081
4.288% 11/1/35(l)	36,022	37,861
2.090% 7/1/36(l)	765,233	802,547
2.137% 9/1/36(l)	788,565	835,274
0.555% 9/15/36(l)	69,673	69,752
2.241% 10/1/36(l)	444,274	469,548
0.535% 11/15/36(l)	42,002	42,062
0.635% 11/15/36(l)	1,073,950	1,076,872
0.655% 7/15/39(l)	345,551	347,198
0.655% 2/15/41(l)	1,738,380	1,747,863
0.575% 4/15/41(l)	1,363,150	1,366,077
0.605% 9/15/41(l)	2,811,889	2,815,906
6.500% 7/25/43	5,952	6,678
1.329% 10/25/44(l)	549,363	552,660
1.329% 2/25/45(l)	704,153	711,407
Federal National Mortgage Association
0.595% 8/25/15	5,798,256	5,797,724
2.159% 10/1/15	3,377,646	3,378,471
4.484% 2/1/17	1,649,095	1,775,878
0.857% 1/1/21(l)	3,291,416	3,285,268
2.485% 11/1/34(l)	531,490	564,739
2.035% 1/1/35(l)	13,272	13,943
0.454% 5/25/35(l)	85,844	85,831
2.300% 5/25/35(l)	208,932	217,047
2.289% 7/1/35(l)	108,351	114,585
5.518% 12/1/35(l)	152,495	162,264
2.504% 1/1/36(l)	81,554	86,816
5.680% 3/1/36(l)	127,805	137,210
5.811% 3/1/36(l)	132,876	142,528
0.604% 6/25/36(l)	4,417,633	4,439,394
0.214% 12/25/36(l)	31,352	30,571
0.694% 7/25/37(l)	1,111,448	1,119,758
0.354% 10/27/37(l)	4,651,109	4,593,710
0.834% 12/25/37(l)	2,138,815	2,164,017
0.734% 6/25/41(l)	3,339,493	3,362,303
0.704% 9/25/41(l)	6,525,399	6,561,799
0.504% 5/25/42(l)	32,775	32,720
0.604% 6/25/42(l)	2,361,456	2,356,894
0.554% 12/25/43(l)	18,974,966	18,975,342
1.329% 3/1/44(l)	352,944	359,726
1.329% 7/1/44(l)	4,852	4,945
1.329% 10/1/44(l)	25,572	26,063
Government National Mortgage Association
0.859% 2/20/62(l)	9,593,726	9,636,360
1.209% 2/20/62(l)	4,978,640	5,073,837
0.709% 4/20/62(l)	5,029,816	5,018,911
0.728% 4/20/62(l)	4,248,245	4,242,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
National Credit Union Administration Guaranteed Notes
Series 2010-A1
0.507% 12/7/20(l)	$1,619,956	$1,623,107
Series 2010-C1 A1
1.600% 10/29/20	3,987,937	4,001,613
Series 2010-R3
0.716% 12/8/20(b)(l)	7,584,099	7,651,690
Series 2011-R4
0.536% 3/6/20(b)(l)	5,280,670	5,290,778

		124,060,207

Municipal Bonds (4.7%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds, Series 2013
0.812% 7/1/16	1,735,000	1,741,246
Arkansas Student Loan Authority, Series 2010-1
1.135% 11/25/43(l)	1,896,502	1,909,550
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-1
0.340% 10/1/47	2,500,000	2,499,375
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-2
0.340% 10/1/47	1,665,000	1,664,584
Citizens Property Insurance Corporation Florida High Risk Senior Secured, Series 2010A-1
5.000% 6/1/14	910,000	917,335
City & Country of Honolulu Taxable, General Obligation Bonds, Series 2012 E
0.778% 11/1/15	1,525,000	1,530,688
City of Columbus, Ohio Various Purpose Limited Tax Refunding Bonds, Series 2014-4
0.724% 2/15/16	1,500,000	1,504,275
City of New York, New York Taxable,
5.000% 10/1/14	4,165,000	4,261,628
4.650% 6/1/15	1,935,000	2,029,854
5.000% 10/15/15	5,010,000	5,360,900
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560% 8/1/17	1,390,000	1,435,342
Commonwealth of Massachusetts Various Consolidated Loan, General Obligation Funds, Series D
0.400% 1/1/17(l)	1,390,000	1,392,099
Denver Urban Renewal Authority, Revenue Bonds, Series 2013A-1
5.000% 12/1/14	900,000	927,054
5.000% 12/1/15	1,005,000	1,075,712
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds, Series 2012 A
4.000% 5/15/15	455,000	473,910
4.000% 5/15/16	345,000	369,253
Fairfax County Virginia Redevelopment & Housing Authority, Series 2013A
0.660% 3/1/15	705,000	704,937
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850% 7/1/22(l)	695,000	696,459
Lower Colorado River Authority Texas, Revenue Refunding Bonds, Series 2012A
5.000% 5/15/15	1,655,000	1,742,798
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction, Series OO
0.857% 3/1/15	4,305,000	4,316,021
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B, AMBAC
4.252% 1/1/16	1,630,000	1,689,071
New York State Dormitory Authority Non Taxable- Pledged Assessment, Revenue Bonds, Series 2010A
3.125% 12/1/15	4,920,000	5,128,362
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.800% 12/1/33(l)	335,000	333,332
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes, Series A-1, A-2 & A-3
0.688% 10/26/20(l)	3,437,314	3,436,283
Northeast Maryland Waste Disposal Authority Amt- Montgomery County Solid, Revenue Bonds, Series 2013
4.000% 4/1/16	6,940,000	7,382,841
Northstar Education Finance Delaware Student Loan Asset, Series 2004-1
0.425% 4/29/19(l)	925,600	913,632
Oakland County Michigan Certificates Participation Taxable-Retiree Medical Benefits
6.000% 4/1/16	4,750,000	4,750,000
6.250% 4/1/19	6,940,000	6,940,000
Orange County California Taxable Pension, Series A
0.730% 5/1/14	5,555,000	5,556,722
South Carolina Student Loan Corp., Revenue Bonds, Series 2013A-1
0.689% 1/25/21(l)	370,107	370,133
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.188% 6/1/15	1,755,000	1,763,459
1.551% 6/1/16	695,000	705,105
State of California, Various Purposes, General Obligation Bonds
5.250% 4/1/14	1,580,000	1,580,000
0.850% 2/1/15	3,470,000	3,480,306
5.450% 4/1/15	2,810,000	2,949,825
3.950% 11/1/15	1,390,000	1,462,558
1.250% 11/1/16	5,000,000	5,020,250
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	1,515,000	1,665,258
Tarrant County Texas Cultural Education Scott and White Healthcare Project, Revenue Bonds, Series 2013A
5.000% 8/15/15	590,000	627,536
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467% 6/1/47	855,000	678,195
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000% 11/1/16	3,470,000	3,563,516
University of California Revenues Taxable General, Revenue Bonds, Series AG
0.392% 5/15/15	2,310,000	2,310,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
University Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series 2013A
4.000% 4/1/15	$220,000	$227,495

		99,087,731

Supranational (2.6%)
Asian Development Bank
4.250% 10/20/14	8,400,000	8,582,934
0.180% 5/29/15(l)	14,300,000	14,297,224
Inter-American Development Bank
0.044% 6/30/15(l)	16,039,000	15,980,778
0.196% 2/11/16(l)	15,000,000	14,984,235

		53,845,171

U.S. Government Agencies (16.4%)
Federal Farm Credit Bank
0.270% 6/20/16(l)	85,450,000	85,554,591
0.166% 7/18/16(l)	19,950,000	19,947,706
0.280% 7/27/16(l)	76,625,000	76,721,164
0.185% 9/12/16	10,413,000	10,414,937
Federal Home Loan Bank
1.625% 3/27/17	6,000,000	6,068,170
Federal Home Loan Mortgage Corp.
0.420% 9/18/15	13,884,000	13,887,566
1.250% 9/18/17	694,000	695,603
2.000% 11/6/17	5,206,000	5,260,596
0.555% 12/15/43(l)	41,335,375	41,267,982
Federal National Mortgage Association
2.000% 9/21/15	2,777,000	2,846,945
0.830% 7/15/16	9,308,000	9,323,262
0.164% 7/25/16(l)	32,000,000	31,995,616
0.175% 8/15/16(l)	35,500,000	35,501,314
1.700% 10/4/19	6,942,000	6,810,776

		346,296,228

U.S. Treasury (0.7%)
U.S. Treasury Notes
0.375% 3/31/16	15,600,000	15,582,937

Total Government Securities		650,226,826

Total Long-Term Debt Securities (98.3%) (Cost $2,072,033,781)		2,076,047,445

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,258

Total Common Stocks (0.0%) (Cost $790)		1,258

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.6%)
Entergy Corp.
0.36%, 4/7/14 (n)(p)	$500,000	499,965
0.43%, 5/12/14 (n)(p)	6,700,000	6,696,650
0.50%, 7/11/14 (n)(p)	9,000,000	8,987,310
Kansas City Southern Railway Co.
0.36%, 4/2/14 (n)(p)	5,000,000	4,999,900
0.36%, 4/10/14 (n)(p)	6,500,000	6,499,350
Mohawk Industries, Inc.
0.36%, 4/4/14 (n)(p)	20,000,000	19,999,204
Thermo Fisher Scientific, Inc.
0.36%, 5/21/14 (n)(p)	6,000,000	5,996,280

Total Commercial Paper		53,678,659

Total Short-Term Investments (2.6%) (Cost $53,661,829)		53,678,659

Total Investments Before Securities Sold Short (100.9%) (Cost $2,125,696,400)		2,129,727,362

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(435)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(435)

Total Investments after Securities Sold Short (100.9%) (Cost $2,125,696,400)		2,129,726,927
Other Assets Less Liabilities (-0.9%)		(18,432,650)

Net Assets (100%)		$2,111,294,277

†	Security (totaling $(435) or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $387,278,627 or 18.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $522,604 or 0.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

AMBAC — Insured by American Municipal Bond Assurance Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$238,489,067	$—	$238,489,067
Non-Agency CMO	—	145,798,182	—	145,798,182
Common Stocks
Financials	1,258	—	—	1,258
Corporate Bonds
Consumer Discretionary	—	47,474,789	—	47,474,789
Consumer Staples	—	58,430,979	—	58,430,979
Energy	—	62,739,988	—	62,739,988
Financials	—	609,190,182	—	609,190,182
Health Care	—	116,294,738	—	116,294,738
Industrials	—	40,422,029	—	40,422,029
Information Technology	—	8,989,131	—	8,989,131
Materials	—	18,874,294	—	18,874,294
Telecommunication Services	—	40,977,163	—	40,977,163
Utilities	—	38,140,077	—	38,140,077
Government Securities
Agency ABS	—	11,354,552	—	11,354,552
Agency CMO	—	124,060,207	—	124,060,207
Municipal Bonds	—	99,087,731	—	99,087,731
Supranational	—	53,845,171	—	53,845,171
U.S. Government Agencies	—	346,296,228	—	346,296,228
U.S. Treasuries	—	15,582,937	—	15,582,937
Short-Term Investments	—	53,678,659	—	53,678,659

Total Assets	$1,258	$2,129,726,104	$—	$2,129,727,362

Liabilities:
Common Stocks
Financials	$—	$—	$(435)	$(435)

Total Liabilities	$—	$—	$(435)	$(435)

Total	$1,258	$2,129,726,104	$(435)	$2,129,726,927

(a)	A security with a market value of $41,267,982 transferred from Level 3 to Level 2 since the beginning of the period due to the security being currently priced by a third party pricing vendor.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$445,867,072
Long-term U.S. government debt securities	564,994,571

$1,010,861,643

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$477,591,208
Long-term U.S. government debt securities	671,580,162

$1,149,171,370

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,610,772
Aggregate gross unrealized depreciation	(5,916,371)

Net unrealized appreciation	$3,694,401

Federal income tax cost of investments	$2,126,032,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.1%)
Asset-Backed Securities (2.1%)
Ally Auto Receivables Trust,
Series 2013-SN1 A3
0.720%, 5/20/16		$966,000	$968,041
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	622,274
Series 2013-1 A2
1.000%, 2/15/18		875,000	877,474
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D
4.040%, 7/10/17		400,000	416,963
Series 2012-3 A3
0.960%, 1/9/17		805,000	806,451
Series 2013-1 A2
0.490%, 6/8/16		244,192	244,165
Series 2013-3 A3
0.920%, 4/9/18		825,000	825,326
Series 2013-4 A3
0.960%, 4/9/18		325,000	325,583
Series 2013-5 A2
0.650%, 3/8/17		195,000	195,104
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	841,256
Series 2014-1A A
2.460%, 7/20/20§		229,000	227,176
Bank of America Auto Trust,
Series 2012-1 A4
1.030%, 12/15/16		570,000	573,766
Barclays Dryrock Issuance Trust,
Series 2014-1 A
0.530%, 12/16/19(l)		475,000	475,006
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.485%, 6/20/17(l)§		7,050	7,050
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.473%, 11/15/17(l)§		92,397	92,212
Cabela’s Master Credit Card Trust,
Series 2013-1A A
2.710%, 2/17/26(b)§		615,000	583,686
Series 2014-1 A
0.507%, 3/16/20(l)		200,000	200,000
Capital Auto Receivables Trust,
Series 2013-1 A2
0.620%, 7/20/16		481,000	481,047
Series 2013-3 A2
1.040%, 11/21/16		670,000	673,440
Series 2014-1 B
2.220%, 1/22/19		100,000	100,022
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		518,217	519,603
Chase Issuance Trust,
Series 2013-A1 A1
1.300%, 2/18/20		250,000	246,320
CIT Equipment Collateral,
Series 2012-VT1 A3
1.100%, 8/22/16§		165,085	165,309
Series 2013-VT1 A3
1.130%, 7/20/20§		485,204	488,333
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.860%, 1/25/33(e)		76,079	78,138
CNH Equipment Trust,
Series 2012-A A3
0.940%, 5/15/17		218,639	219,244
Series 2013-C A2
0.630%, 1/17/17		442,401	442,833
Series 2013-D A2
0.490%, 3/15/17		477,332	477,417
Discover Card Execution Note Trust,
Series 2012-A1 A1
0.810%, 8/15/17		439,000	440,673
Discover Card Master Trust,
Series 2012-A3 A
0.860%, 11/15/17		406,000	408,003
EFS Volunteer LLC,
Series 2010-1 A1
1.089%, 10/26/26(l)§		578,882	582,863
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19§		242,000	241,998
Exeter Automobile Receivables Trust,
Series 2012-2A A
1.300%, 6/15/17§		207,467	207,867
Series 2013-1A A
1.290%, 10/16/17§		198,085	198,499
Series 2014-1A A
1.290%, 5/15/18§		221,642	222,231
Fifth Third Auto Trust,
Series 2013-A A3
0.610%, 9/15/17		488,000	488,306
First National Master Note Trust,
Series 2013-2 A
0.685%, 10/15/19(l)		385,000	385,000
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18(b)§		177,277	177,197
Ford Auto Securitization Trust,
Series 2013-R1A A2
1.676%, 9/15/16(b)§	CAD	425,726	385,922
Series 2013-R4A A1
1.487%, 8/15/15§†		166,425	150,621
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		$210,000	207,737
Ford Credit Floorplan Master Owner Trust,
Series 2013-1 A1
0.850%, 1/15/18		389,000	389,489
Series 2014-1 A1
1.200%, 2/15/19		410,000	409,979
GE Equipment Midticket LLC,
Series 2011-1 A3
1.000%, 8/24/15		75,556	75,615
Gracechurch Card Funding plc,
Series 2012-1A A1
0.855%, 2/15/17(l)§		725,000	727,959
Hertz Vehicle Financing LLC,
Series 2013-1A A1
1.120%, 8/25/17(b)§		430,000	430,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2013-1A A2
1.830%, 8/25/19§		$1,140,000	$1,120,788
Huntington Auto Trust,
Series 2011-1A A3
1.010%, 1/15/16§		136,222	136,456
Hyundai Auto Lease Securitization Trust,
Series 2013-A A3
0.660%, 6/15/16(b)§		653,000	654,075
Kingsland I Ltd.,
Series 2005-1A A1A
0.483%, 6/13/19(l)§		124,113	124,044
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.514%, 7/15/18(l)§		692,545	690,209
Landmark VIII CDO Ltd.,
Series 2006-8A A1
0.477%, 10/19/20(b)(l)§		1,600,333	1,592,288
M&T Bank Auto Receivables Trust,
Series 2013-1A A3
1.060%, 11/15/17§		485,000	486,296
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3
0.590%, 2/15/16		423,000	423,415
Mercedes-Benz Master Owner Trust,
Series 2012-AA A
0.790%, 11/15/17§		991,000	993,810
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		49,240	50,463
Navistar Financial Corp. Owner Trust,
Series 2012-A A2
0.850%, 3/18/15§		31,119	31,123
RASC Trust,
Series 2003-KS3 A2
0.754%, 5/25/33(l)		36,219	34,336
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.654%, 12/25/33(l)		72,002	73,062
Santander Drive Auto Receivables Trust,
Series 2012-3 A3
1.080%, 4/15/16		400,320	400,787
Series 2012-6 A2
0.470%, 9/15/15		10,152	10,153
Series 2013-3 C
1.810%, 4/15/19		616,000	617,249
Series 2013-4 A3
1.110%, 12/15/17		665,000	668,516
Series 2013-5 A2
0.640%, 4/17/17		295,000	295,135
SLM Student Loan Trust,
Series 2008-9 A
1.739%, 4/25/23(l)		6,937,313	7,196,549
SMART Trust,
Series 2012-4US A2A
0.670%, 6/14/15		135,921	135,949
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	432,031
Series 2013-A A
1.610%, 12/15/21		301,000	297,538
Series 2014-A A
0.533%, 12/15/19(l)		375,000	375,013

			35,142,620

Non-Agency CMO (4.0%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.314%, 2/25/47(l)		189,660	166,551
Series 2006-OA6 1A2
0.364%, 7/25/46(l)		117,276	101,006
Series 2007-OH1 A1D
0.364%, 4/25/47(l)		205,027	146,105
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.173%, 10/25/34(l)		80,046	78,601
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)		681,741	759,344
Banc of America Funding Trust,
Series 2006-H 4A2
5.436%, 9/20/46(l)		752,456	644,717
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.601%, 6/24/50(l)§		1,392,394	1,517,361
BCAP LLC,
Series 2013-RR1 10A2
14.060%, 10/26/36(b)(l)§		893,271	851,341
CGRBS Commercial Mortgage Trust,
Series 2013-VN05
3.369%, 3/13/23(b)(m)		630,000	612,476
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.783%, 3/15/49(l)		330,478	356,876
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.618%, 5/25/35(l)		180,529	176,977
Series 2006-AR1 1A1
2.500%, 10/25/35(l)		2,314,402	2,232,972
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR6 A2
2.122%, 3/10/46		1,255,000	1,269,410
Series 2013-SFS A1
1.873%, 4/12/35(b)§		297,287	287,947
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		4,407,095	4,526,433
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36		1,225,249	946,422
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		3,059,749	3,321,688
Series 2010-RR1 3A
5.598%, 6/10/49(l)§		3,059,749	3,261,328
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		1,599,024	1,727,660
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.771%, 5/15/46(l)		498,000	550,136
EMF-NL B.V.,
Series 2008-2X A2
1.290%, 7/17/41(l)(m)	EUR	765,000	836,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Extended Stay America Trust,
Series 2013-ESFL A2FL
0.855%, 12/5/31(l)§	$330,000	$328,706
Series 2013-ESH7 A17
2.295%, 12/5/31§	425,000	408,211
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
1.754%, 1/25/24(l)	293,908	296,732
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.505%, 11/15/31(l)	198,884	189,811
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	900,000	914,944
Series 2007-GG9 A2
5.381%, 3/10/39	813,394	820,621
Series 2007-GG9 A4
5.444%, 3/10/39	1,181,381	1,295,373
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)	797,000	850,743
Series 2010-C1 A2
4.592%, 8/10/43§	3,952,000	4,335,801
Series 2013-G1 A2
3.557%, 4/10/31(b)(l)§	357,478	340,545
Series 2013-KING A
2.706%, 12/10/27§	649,843	649,582
Series 2013-KYO A
1.004%, 11/8/29(l)§	650,000	650,000
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.651%, 9/25/35(l)	473,575	480,924
Series 2006-2F 2A13
5.750%, 2/25/36	968,697	955,548
Series 2006-AR2 2A1
2.585%, 4/25/36(l)	327,468	311,014
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.346%, 1/19/38(l)	1,262,750	1,026,496
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.336%, 11/19/46(l)	191,730	148,512
Impac CMB Trust,
Series 2003-8 2A1
1.054%, 10/25/33(l)	32,379	32,075
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.424%, 7/25/35(l)	533,144	396,100
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§	488,829	493,825
Series 2007-CB18 A1A
5.431%, 6/12/47(l)	1,145,543	1,253,840
Series 2007-CB20 A1A
5.746%, 2/12/51(l)	1,029,718	1,148,108
Series 2010-C2 A1
2.749%, 11/15/43§	459,885	471,558
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.757%, 8/25/34(l)	307,603	305,988
Series 2007-A1 3A3
2.755%, 7/25/35(l)	294,565	297,679
Series 2007-S3 1A90
7.000%, 8/25/37	127,830	111,911
LB-UBS Commercial Mortgage Trust,
Series 2004-C4 A4
6.000%, 6/15/29(l)	28,543	28,558
Series 2007-C1 A4
5.424%, 2/15/40	2,549,791	2,798,292
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.833%, 12/25/32(l)	69,522	69,275
Series 2005-A10 A
0.364%, 2/25/36(l)	928,512	845,648
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	5,522	5,515
Series 2006-C2 A1A
5.739%, 8/12/43(l)	402,066	441,131
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3 A4
5.414%, 7/12/46(l)	1,056,613	1,149,399
Series 2006-4 A1A
5.166%, 12/12/49	720,047	781,655
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	3,642,166	3,841,796
Series 2007-IQ14 A2FX
5.610%, 4/15/49	338,482	342,321
Series 2007-T27 A1A
5.648%, 6/11/42(l)	933,091	1,045,940
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.819%, 8/12/45(l)§	1,004,769	1,112,528
Motel 6 Trust,
Series 2012-MTL6 A2
1.948%, 10/5/25§	523,000	518,143
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,143,000	4,503,776
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,593,619	1,695,779
Series 2010-RR4 CMLA
6.003%, 12/16/49(l)§	786,610	849,849
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.344%, 7/25/36(l)	1,654,773	1,199,428
Sequoia Mortgage Trust,
Series 10 2A1
0.917%, 10/20/27(l)	15,125	14,704
Series 2003-4 2A1
0.507%, 7/20/33(l)	62,061	59,892
Structured Agency Credit Risk Debt Notes,
Series 2014-DN1 M2
2.354%, 2/25/24(l)	425,000	433,633
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.406%, 7/19/35(l)	213,173	194,144
Series 2006-AR3 12A1
0.374%, 5/25/36(l)	780,413	600,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49	$238,265	$232,129
Series 2012-C4 A5
2.850%, 12/10/45	465,583	443,811
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A1A
5.717%, 5/15/43(l)	1,017,569	1,107,638
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.531%, 8/25/42(l)	36,958	36,456
Series 2003-AR1 A5
2.117%, 3/25/33(l)	302,597	308,593
Series 2006-AR14 14A
2.057%, 11/25/36(l)	1,216,487	1,026,526
Series 2007-OA1 A1A
0.829%, 2/25/47(l)	459,334	372,544
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	569,160	562,766

		69,509,129

Total Asset-Backed and Mortgage-Backed Securities		104,651,749

Corporate Bonds (9.2%)
Consumer Discretionary (0.2%)
Auto Components (0.0%)
Dana Holding Corp.
6.000%, 9/15/23	$89,000	93,005

Hotels, Restaurants & Leisure (0.0%)
MCE Finance Ltd.
5.000%, 2/15/21§	240,000	240,000

Media (0.2%)
21st Century Fox America, Inc.
4.000%, 10/1/23	103,000	104,828
6.150%, 2/15/41	220,000	256,768
CBS Corp.
8.875%, 5/15/19	281,000	359,663
5.750%, 4/15/20	193,000	219,518
Comcast Corp.
6.500%, 1/15/15	618,000	647,229
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21	335,000	353,216
3.800%, 3/15/22	350,000	348,287
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	237,744
Sirius XM Holdings, Inc.
4.625%, 5/15/23§	249,000	234,683
Time Warner Cable, Inc.
5.000%, 2/1/20	167,000	182,883
Time Warner, Inc.
3.400%, 6/15/22	76,000	75,197
7.625%, 4/15/31	282,000	373,551
Viacom, Inc.
5.625%, 9/15/19	108,000	124,091
3.875%, 4/1/24	135,000	134,891

		3,652,549

Multiline Retail (0.0%)
Dollar General Corp.
4.125%, 7/15/17	113,000	120,816
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	331,000	340,102

		460,918

Total Consumer Discretionary		4,446,472

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
CVS Caremark Corp.
7.507%, 1/10/32§	3,256,904	3,993,703
Kroger Co.
3.400%, 4/15/22	426,000	422,292

		4,415,995

Food Products (0.0%)
Marfrig Overseas Ltd.
9.500%, 5/4/20§	245,000	247,423

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22	295,000	279,046

Total Consumer Staples		4,942,464

Energy (0.6%)
Energy Equipment & Services (0.1%)
Nabors Industries, Inc.
5.100%, 9/15/23§	315,000	326,679
Transocean, Inc.
6.500%, 11/15/20	290,000	324,921
6.375%, 12/15/21	2,000	2,253
Weatherford International Ltd.
9.625%, 3/1/19	330,000	427,540

		1,081,393

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	381,000	449,132
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	388,000	350,713
DCP Midstream LLC
5.350%, 3/15/20§	206,000	219,683
Denbury Resources, Inc.
4.625%, 7/15/23	245,000	228,769
Encana Corp.
3.900%, 11/15/21	165,000	169,181
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	410,724
7.500%, 7/1/38	212,000	259,185
Enterprise Products Operating LLC
5.200%, 9/1/20	455,000	509,668
Hess Corp.
7.875%, 10/1/29	42,000	55,288
KazMunayGas National Co. JSC
7.000%, 5/5/20§	458,000	516,395
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	274,000	273,609
4.150%, 3/1/22	193,000	195,757
3.950%, 9/1/22	624,000	619,438
Korea National Oil Corp.
3.125%, 4/3/17§	710,000	737,194
Noble Energy, Inc.
8.250%, 3/1/19	575,000	715,309
Noble Holding International Ltd.
4.900%, 8/1/20	56,000	59,854
3.950%, 3/15/22	300,000	296,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Pacific Rubiales Energy Corp.
5.125%, 3/28/23(b)§		$128,000	$124,505
Petroleos Mexicanos
3.500%, 7/18/18		325,000	336,310
3.500%, 1/30/23		110,000	103,730
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23		69,000	64,170
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	397,518
Southwestern Energy Co.
7.500%, 2/1/18		127,000	150,420
4.100%, 3/15/22		319,000	326,905
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	537,814
Williams Partners LP
5.250%, 3/15/20		325,000	357,297
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	168,017

			8,633,111

Total Energy			9,714,504

Financials (5.5%)
Banks (1.2%)
ABN AMRO Bank N.V.
4.310%, 3/29/49(b)(l)	EUR	161,000	224,574
Banco do Brasil S.A./Cayman Islands
2.899%, 7/2/14(l)(m)		$100,000	100,475
4.500%, 1/22/15§		32,000	32,837
Banco Santander S.A./Chile
1.837%, 1/19/16(l)§		4,845,000	4,797,424
Bank of Ireland
2.054%, 9/22/15(b)(l)	CAD	160,000	140,928
Barclays Bank plc
6.625%, 3/30/22(b)(m)	EUR	115,000	192,806
7.625%, 11/21/22		$348,000	377,580
BNP Paribas S.A.
5.186%, 12/31/49(l)§		148,000	151,145
Citigroup, Inc.
5.500%, 10/15/14		43,000	44,138
1.250%, 1/15/16		100,000	100,430
6.000%, 8/15/17		274,000	309,794
3.375%, 3/1/23		765,000	737,314
5.950%, 12/29/49(l)		206,000	199,820
Compass Bank
5.500%, 4/1/20		543,000	575,236
Danske Bank A/S
5.684%, 12/29/49(l)	GBP	249,000	431,974
DNB Bank ASA
3.200%, 4/3/17§		$2,741,000	2,870,810
KfW
6.250%, 5/19/21	AUD	3,952,000	4,067,599
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		$306,000	341,015
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		490,000	494,232
National Capital Trust II/Delaware
5.486%, 12/29/49(l)§		181,000	185,525
PNC Bank N.A.
3.800%, 7/25/23		835,000	842,731
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		215,000	225,750
Royal Bank of Scotland Group plc
5.050%, 1/8/15		1,339,000	1,360,826
Royal Bank of Scotland plc
9.500%, 3/16/22(l)(m)		405,000	475,369
Skandinaviska Enskilda Banken AB
5.471%, 12/31/49(l)§		215,000	219,300
Societe Generale S.A.
5.922%, 4/29/49(l)§		100,000	106,350
4.196%, 12/31/49(l)	EUR	116,000	161,805
Standard Chartered plc
4.000%, 7/12/22(b)(l)(m)		$630,000	642,600
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	188,717

			20,599,104

Capital Markets (0.4%)
Credit Suisse AG
6.500%, 8/8/23§		346,000	380,600
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,912,000	1,979,666
0.637%, 5/18/15(l)	EUR	50,000	68,846
7.500%, 2/15/19		$829,000	1,000,709
6.000%, 6/15/20		494,000	567,868
5.750%, 1/24/22		310,000	351,435
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	159,270
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	401,402
Morgan Stanley
6.000%, 4/28/15		29,000	30,619
5.500%, 7/24/20		498,000	561,657
5.500%, 7/28/21		474,000	534,529
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,042,076	1,098,838
UBS AG/Connecticut
7.625%, 8/17/22		260,000	306,800

			7,442,239

Consumer Finance (1.5%)
AGFC Capital Trust I
6.000%, 1/15/67(b)(l)§		5,570,000	4,706,650
Ally Financial, Inc.
6.750%, 12/1/14(b)		200,000	207,000
8.300%, 2/12/15		1,782,000	1,876,981
4.625%, 6/26/15		800,000	828,000
3.500%, 7/18/16		900,000	920,250
2.750%, 1/30/17		400,000	404,000
5.500%, 2/15/17		400,000	434,500
American Express Co.
6.150%, 8/28/17		637,000	733,130
7.000%, 3/19/18		3,952,000	4,699,008
Ford Motor Credit Co. LLC
3.875%, 1/15/15		319,000	326,812
2.375%, 1/16/18		5,291,000	5,329,856
5.875%, 8/2/21		700,000	804,267
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	594,318
SLM Corp.
6.000%, 1/25/17		3,800,000	4,142,000

			26,006,772

Diversified Financial Services (1.8%)
Bank of America Corp.
5.750%, 12/1/17		200,000	226,328
5.650%, 5/1/18		1,215,000	1,375,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal		Value
	Amount		(Note 1)
7.625%, 6/1/19		$2,930,000	$3,599,960
5.875%, 2/7/42		505,000	582,076
Bank of America N.A.
0.513%, 6/15/16(l)		1,084,000	1,073,743
0.533%, 6/15/17(l)		1,100,000	1,080,046
Comcel Trust
6.875%, 2/6/24§		200,000	209,500
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	255,187
Delos Finance Sarl
3.500%, 2/27/21		2,400,000	2,399,571
HBOS Capital Funding LP
4.939%, 5/29/49(l)	EUR	367,000	470,206
IPIC GMTN Ltd.
3.750%, 3/1/17§		$720,000	765,648
JPMorgan Chase Bank N.A.
0.997%, 5/31/17(l)	EUR	2,400,000	3,276,933
6.000%, 10/1/17		$3,570,000	4,068,562
4.375%, 11/30/21(l)(m)	EUR	250,000	365,077
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		$313,000	335,301
Murray Street Investment Trust I
4.647%, 3/9/17(e)		3,561,000	3,854,993
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	151,634
3.450%, 6/12/21		20,000	20,934
Nationwide Building Society
6.250%, 2/25/20§		372,000	431,506
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	879,620
Private Export Funding Corp.
4.550%, 5/15/15		167,000	174,960
4.950%, 11/15/15		147,000	157,822
1.375%, 2/15/17		92,000	93,053
4.375%, 3/15/19		20,000	22,435
2.050%, 11/15/22		79,000	73,404
Shell International Finance B.V.
3.100%, 6/28/15		3,952,000	4,086,082
Waha Aerospace B.V.
3.925%, 7/28/20§		615,550	650,329

			30,679,937

Insurance (0.3%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	224,448
American International Group, Inc.
5.600%, 10/18/16		64,000	70,471
6.400%, 12/15/20		210,000	249,794
4.875%, 6/1/22		430,000	472,057
8.175%, 5/15/58(l)		574,000	754,092
Guardian Life Insurance Co. of America
7.375%, 9/30/39§		294,000	388,266
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	166,485
5.500%, 3/30/20		161,000	182,036
5.125%, 4/15/22		180,000	199,237
Lincoln National Corp.
8.750%, 7/1/19		178,000	230,410
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	226,560
MetLife, Inc.
7.717%, 2/15/19		199,000	248,140
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		312,000	461,281
Prudential Financial, Inc.
5.625%, 6/15/43(b)(l)		440,000	449,350

			4,322,627

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	661,166
HCP, Inc.
6.000%, 1/30/17		239,000	268,297
5.375%, 2/1/21		235,000	263,640
Health Care REIT, Inc.
6.200%, 6/1/16		258,000	285,546
5.250%, 1/15/22		210,000	230,462
Trust F/1401
5.250%, 12/15/24§		350,000	347,932

			2,057,043

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		2,486,000	2,536,590
BPCE S.A.
5.700%, 10/22/23§		302,000	314,129

			2,850,719

Total Financials			93,958,441

Health Care (0.3%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		19,000	22,158

Health Care Providers & Services (0.3%)
Coventry Health Care, Inc.
6.125%, 1/15/15		58,000	60,610
5.950%, 3/15/17		149,000	166,880
HCA, Inc.
5.000%, 3/15/24		4,700,000	4,706,110
Humana, Inc.
6.450%, 6/1/16		66,000	73,300

			5,006,900

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24		169,000	173,749

Total Health Care			5,202,807

Industrials (0.3%)
Aerospace & Defense (0.0%)
Embraer S.A.
5.150%, 6/15/22		183,000	188,393

Airlines (0.1%)
Continental Airlines, Inc.
Series 2010-1 B
6.000%, 1/12/19		1,285,719	1,349,234
Southwest Airlines Co.
5.750%, 12/15/16		204,000	226,195

			1,575,429

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16		451,000	498,355

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.500%, 9/15/19		422,000	479,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.125%, 6/26/22§		$235,000	$234,413

Industrial Conglomerates (0.1%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		446,000	538,949

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§		210,000	216,300
Ryder System, Inc.
5.850%, 11/1/16		221,000	245,995

			462,295

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§		269,000	305,315
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§		358,544	371,989

			677,304

Total Industrials			4,654,794

Information Technology (0.0%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		385,000	368,823

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	172,155
3.750%, 6/1/23		174,000	165,733

			337,888

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		130,000	136,952

Total Information Technology			843,663

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	201,118
4.125%, 11/15/21		230,000	240,445
4.375%, 11/15/42		255,000	233,876
LyondellBasell Industries N.V.
5.750%, 4/15/24		540,000	616,124
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	264,072

			1,555,635

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23		55,000	51,779
Barrick North America Finance LLC
4.400%, 5/30/21		245,000	246,150
Cia Minera Milpo SAA
4.625%, 3/28/23(b)§		301,000	279,749
Gerdau Trade, Inc.
5.750%, 1/30/21(b)§		104,000	106,496
4.750%, 4/15/23(b)§		355,000	330,327
Glencore Funding LLC
4.125%, 5/30/23§		360,000	346,088
Minsur S.A.
6.250%, 2/7/24§		392,000	411,600
Rio Tinto Finance USA plc
3.500%, 3/22/22		113,000	112,877
2.875%, 8/21/22		271,000	257,420

			2,142,486

Paper & Forest Products (0.0%)
International Paper Co.
7.950%, 6/15/18		111,000	135,639
4.750%, 2/15/22		225,000	243,194

			378,833

Total Materials			4,076,954

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		495,000	500,064
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		380,000	380,287
SES Global Americas Holdings GP
2.500%, 3/25/19§		125,000	124,587
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	301,773
Verizon Communications, Inc.
1.763%, 9/15/16(l)		700,000	724,542
2.500%, 9/15/16		600,000	620,330
1.984%, 9/14/18(l)		200,000	210,471
3.650%, 9/14/18		700,000	744,830
4.500%, 9/15/20		600,000	651,756
5.150%, 9/15/23		457,000	500,040
6.550%, 9/15/43		323,000	389,370

			5,148,050

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		2,614,000	2,863,588
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	58,075
Sprint Corp.
7.875%, 9/15/23§		$240,000	264,000
T-Mobile USA, Inc.
6.625%, 4/1/23		225,000	238,230

			3,423,893

Total Telecommunication Services			8,571,943

Utilities (1.3%)
Electric Utilities (0.1%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,595,555

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§		445,000	442,347

Independent Power and Renewable Electricity Producers (1.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	151,068
NRG Energy, Inc.
7.625%, 1/15/18		956,000	1,073,110
Perusahaan Listrik Negara PT
5.500%, 11/22/21§		411,000	417,517
Tennessee Valley Authority
4.375%, 6/15/15		14,100,000	14,755,625
5.500%, 7/18/17		930,000	1,059,443
3.875%, 2/15/21		818,000	883,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.875%, 8/15/22	$850,000	$783,066

		19,123,459

Multi-Utilities (0.1%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	252,831
TECO Finance, Inc.
4.000%, 3/15/16	177,000	187,270
5.150%, 3/15/20	218,000	240,853

		680,954

Total Utilities		21,842,315

Total Corporate Bonds		158,254,357

Government Securities (87.7%)
Agency ABS (0.3%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18	$808,627	883,411
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24	138,989	149,744
Series 2004-20C 1
4.340% 3/1/24	987,974	1,038,572
Series 2005-20B 1
4.625% 2/1/25	98,822	104,693
Series 2008-20A 1
5.170% 1/1/28	310,359	341,409
Series 2008-20C 1
5.490% 3/1/28	1,163,473	1,304,255
Series 2008-20G 1
5.870% 7/1/28	1,149,150	1,292,000

		5,114,084

Agency CMO (11.4%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17	2,231,067	2,419,050
2.375% 11/1/31(l)	6,052	6,384
2.337% 3/1/34(l)	160,541	169,766
5.500% 1/1/35	199,511	220,358
5.500% 7/1/35	137,113	151,697
2.375% 11/1/35(l)	358,751	380,031
2.407% 11/1/37(b)(l)	94,363	99,606
2.469% 5/1/38(b)(l)	451,519	480,481
4.500% 10/1/39	3,035,393	3,238,859
3.500% 6/1/43	1,638,689	1,648,227
4.000% 4/15/44 TBA	1,505,000	1,561,673
Federal National Mortgage Association
5.000% 2/1/24(l)	498	533
5.263% 6/1/24(l)	23	23
4.500% 12/1/24	60,490	65,091
9.000% 8/1/26	2,171	2,626
2.340% 1/1/28(l)	50,778	52,999
4.500% 4/1/28	10,444	11,245
4.500% 4/1/29	338,757	365,367
4.500% 6/1/29	6,216	6,704
4.500% 8/1/29	115,495	124,568
4.500% 9/1/29	534,863	576,880
4.500% 10/1/29	25,446	27,445
4.500% 3/1/30	266,848	287,977
4.500% 6/1/30	104,797	113,095
4.500% 7/1/31	118,628	128,243
2.033% 3/1/33(l)	59,237	61,014
5.500% 4/1/33	172,043	190,954
5.500% 7/1/33	187,605	208,227
5.310% 8/25/33	177,783	181,296
2.332% 3/1/34(l)	299,640	316,461
5.500% 4/1/34	95,968	106,516
5.500% 5/1/34	65,823	73,059
5.500% 11/1/34	286,791	318,316
5.500% 2/1/35	1,100,828	1,221,833
4.500% 8/1/35	494,966	531,564
4.500% 9/1/35	351,739	378,050
5.000% 10/1/35	541,401	591,946
2.287% 1/1/36(l)	1,116,723	1,188,612
5.000% 7/1/36	115,333	126,100
2.085% 2/1/37(b)(l)	194,357	205,204
4.500% 7/1/37	29,440	31,623
2.607% 8/1/37(l)	183,935	195,776
4.500% 8/1/37	35,082	37,630
4.500% 4/1/38	318,979	340,647
5.000% 6/1/38	112,878	123,063
4.500% 2/1/39	1,457,862	1,556,894
4.500% 3/1/39	1,362,495	1,455,049
4.500% 4/1/39	823,524	879,466
4.500% 5/1/39	16,002	17,089
4.500% 6/1/39	120,347	128,522
5.000% 6/1/39	1,970,394	2,148,192
4.500% 7/1/39	1,621,190	1,734,351
5.000% 12/1/39	326,175	356,219
4.500% 1/1/40	96,124	102,653
4.500% 8/1/40	336,350	359,192
4.000% 9/1/40	370,711	385,611
4.500% 9/1/40	337,320	360,129
4.000% 10/1/40	188,055	195,688
4.000% 11/1/40	934,779	972,377
4.500% 11/1/40	58,479	62,433
2.373% 12/1/40(l)	23,909	25,084
4.000% 12/1/40	7,534,977	7,838,780
4.000% 1/1/41	368,172	383,000
4.500% 2/1/41	233,687	249,415
4.500% 3/1/41	154,752	165,167
4.000% 4/1/41	743,614	773,504
4.500% 4/1/41	727,462	776,423
4.500% 5/1/41	1,719,556	1,835,089
4.500% 6/1/41	1,338,145	1,427,999
4.500% 7/1/41	1,927,147	2,056,582
4.500% 8/1/41	6,891,460	7,354,210
4.500% 9/1/41	1,386,431	1,479,528
4.500% 10/1/41	412,214	440,215
3.500% 12/1/41	7,808,652	7,863,862
4.500% 1/1/42	420,663	448,844
3.500% 6/1/42	5,818,529	5,858,758
4.500% 9/1/42	500,527	534,527
3.500% 10/1/42	6,660,442	6,706,493
4.500% 11/1/42	201,092	214,752
3.000% 1/1/43	36,223	35,107
3.500% 1/1/43	1,090,172	1,097,710
3.500% 4/1/43	2,246,123	2,267,268
3.500% 5/1/43	28,992,729	29,197,716
3.000% 6/1/43	354,094	342,240
3.000% 7/1/43	1,348,623	1,303,476
3.000% 8/1/43	1,836,796	1,775,019
2.500% 4/25/29 TBA	3,650,000	3,646,578
3.000% 4/25/29 TBA	450,000	462,164
3.500% 4/25/44 TBA	71,535,000	71,965,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal		Value
	Amount		(Note 1)
4.000% 4/25/44 TBA		$3,883,000	$4,036,196
4.500% 4/25/44 TBA		1,660,000	1,771,013
5.000% 4/25/44 TBA		1,245,000	1,357,731
Government National Mortgage Association
8.500% 10/15/17		494	532
8.500% 11/15/17		1,699	1,833
8.000% 7/15/26		295	344
1.625% 7/20/27(l)		2,966	3,049
6.500% 6/20/32		37,425	42,010
3.000% 5/15/43		612,462	603,467

			195,621,695

Foreign Governments (3.7%)
Australia Government Bond
5.500% 1/21/18	AUD	23,700,000	23,753,994
5.250% 3/15/19		19,500,000	19,560,521
Brazil Notas do Tesouro Nacional
10.000% 1/1/21	BRL	1,400,000	545,443
Eksportfinans ASA
3.000% 11/17/14		$255,000	253,885
2.000% 9/15/15		765,000	754,959
2.375% 5/25/16		510,000	500,756
5.500% 5/25/16		191,000	201,028
2.875% 11/16/16	CHF	65,000	74,202
5.500% 6/26/17		$446,000	475,525
Export-Import Bank of China
5.250% 7/29/14§		2,359,000	2,390,692
Export-Import Bank of Korea
4.000% 1/29/21		637,000	668,431
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(m)	EUR	255,000	356,378
Republic of Korea
5.750% 4/16/14		$2,550,000	2,555,273
4.875% 9/22/14		191,000	194,860
7.125% 4/16/19		5,992,000	7,363,618
Republic of Panama
9.375% 4/1/29		190,000	269,476
Republic of Slovenia
4.700% 11/1/16§	EUR	1,300,000	1,906,156
Republic of South Africa
6.500% 6/2/14		$943,000	948,894
Republic of Turkey
4.875% 4/16/43		378,000	320,827
State of Qatar
4.500% 1/20/22§		500,000	542,000
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	89,205	139,207

			63,776,125

Municipal Bonds (1.5%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A, AMBAC
5.000% 11/1/30		$190,000	196,500
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		320,000	346,707
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		510,000	545,210
4.325% 11/1/21		830,000	892,599
4.525% 11/1/22		1,145,000	1,241,192
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		3,440,000	3,804,090
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		2,360,000	2,624,462
5.841% 8/1/21		255,000	285,982
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		445,000	476,626
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		255,000	278,919
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		2,805,000	3,102,695
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40		637,000	893,322
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		1,325,000	1,526,201
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		955,000	1,082,836
5.435% 5/15/23		1,260,000	1,447,060
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		2,615,000	3,149,846
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550% 4/1/39		1,910,000	2,653,907
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		637,000	771,910
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34		1,145,000	1,273,549

			26,593,613

U.S. Government Agencies (28.3%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15		12,400,000	12,687,281
Federal Farm Credit Bank
0.300% 8/21/14		41,525,000	41,541,361
0.270% 11/19/14		17,765,000	17,772,657
1.625% 11/19/14		1,640,000	1,654,764
0.250% 11/26/14		18,850,000	18,855,646
4.875% 12/16/15		1,515,000	1,630,498
0.450% 7/12/16		318,000	315,894
5.125% 8/25/16		4,915,000	5,440,900
4.875% 1/17/17		3,859,000	4,287,865
2.500% 6/20/22		250,000	239,742
Federal Home Loan Bank
5.500% 8/13/14		2,263,000	2,307,562
2.750% 12/12/14		1,365,000	1,389,368
0.250% 1/16/15		318,000	318,209
0.250% 2/20/15		5,085,000	5,088,072
2.750% 3/13/15		1,965,000	2,009,997
2.875% 6/12/15		1,716,000	1,769,300
1.630% 8/20/15		318,000	323,166
0.500% 11/20/15		20,925,000	20,983,617
1.000% 3/11/16		1,395,000	1,409,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.125% 3/11/16	$480,000	$503,967
5.375% 5/18/16	3,385,000	3,736,677
2.125% 6/10/16	2,470,000	2,554,387
5.625% 6/13/16	1,117,000	1,238,231
2.000% 9/9/16	1,355,000	1,398,087
4.750% 12/16/16	2,158,000	2,385,231
4.875% 5/17/17	1,790,000	2,002,005
5.250% 6/5/17	1,773,000	1,992,184
1.000% 6/9/17	1,815,000	1,812,498
1.000% 6/21/17	11,785,000	11,768,582
1.050% 7/26/17	1,340,000	1,334,669
2.250% 9/8/17	245,000	253,956
5.000% 11/17/17	23,045,000	26,108,671
4.750% 6/8/18	150,000	169,954
1.875% 3/8/19	3,440,000	3,458,344
5.375% 5/15/19	215,000	252,703
1.625% 6/14/19	525,000	518,636
4.125% 12/13/19	50,000	55,674
4.125% 3/13/20	1,819,000	2,007,461
4.625% 9/11/20	1,025,000	1,170,562
3.625% 3/12/21	50,000	53,850
5.625% 6/11/21	150,000	181,253
Federal Home Loan Mortgage Corp.
1.000% 8/27/14	2,415,000	2,423,531
5.000% 11/13/14	50,000	51,420
4.500% 1/15/15	2,426,000	2,508,434
2.875% 2/9/15	4,771,000	4,880,489
0.500% 4/17/15	14,840,000	14,886,296
4.375% 7/17/15	1,910,000	2,012,045
0.500% 8/28/15	2,572,000	2,580,026
1.750% 9/10/15	11,965,000	12,219,204
0.420% 9/18/15	318,000	318,082
0.500% 9/25/15	763,000	763,812
4.750% 11/17/15	2,795,000	2,998,504
5.250% 4/18/16	2,605,000	2,858,475
0.500% 5/13/16	1,090,000	1,089,549
2.500% 5/27/16	2,080,000	2,167,972
5.500% 7/18/16	2,936,000	3,267,016
2.000% 8/25/16	2,960,000	3,056,315
5.125% 10/18/16	3,025,000	3,358,178
5.000% 2/16/17	2,112,000	2,358,360
1.000% 3/8/17	8,236,000	8,255,314
5.000% 4/18/17	1,785,000	2,000,431
1.250% 5/12/17	2,430,000	2,449,508
1.000% 6/29/17	1,810,000	1,805,161
1.000% 7/25/17	350,000	348,110
1.000% 7/28/17	2,980,000	2,971,587
5.500% 8/23/17	1,730,000	1,979,075
1.000% 9/12/17	350,000	347,442
5.125% 11/17/17	2,315,000	2,632,755
0.750% 1/12/18	393,000	384,170
0.875% 3/7/18	5,136,000	5,028,471
4.875% 6/13/18	3,664,000	4,168,533
3.750% 3/27/19	2,777,000	3,030,745
1.750% 5/30/19	2,592,000	2,567,320
2.000% 7/30/19	64,000	64,302
1.250% 8/1/19	5,480,000	5,271,064
1.250% 10/2/19	812,000	778,987
2.500% 10/17/19	318,000	320,510
1.375% 5/1/20	17,658,000	16,830,723
2.375% 1/13/22	4,369,000	4,260,421
Federal National Mortgage Association
0.875% 8/28/14	2,550,000	2,557,930
1.500% 9/8/14	50,000	50,283
3.000% 9/16/14	2,596,000	2,629,823
0.625% 10/30/14	700,000	701,941
2.625% 11/20/14	3,358,000	3,410,332
0.750% 12/19/14	896,000	899,898
5.000% 3/2/15	50,000	52,158
0.375% 3/16/15	3,861,000	3,869,456
5.000% 4/15/15	1,885,000	1,978,752
0.500% 5/27/15	5,910,000	5,933,451
0.625% 6/4/15	350,000	350,286
0.500% 7/2/15	4,244,000	4,258,804
2.375% 7/28/15	3,559,000	3,659,524
2.150% 8/4/15	114,000	116,882
2.000% 9/21/15	177,000	181,458
0.500% 9/28/15	14,445,000	14,492,716
1.875% 10/15/15	127,000	130,052
4.375% 10/15/15	5,761,000	6,111,407
1.625% 10/26/15	4,259,000	4,345,964
0.375% 12/21/15	318,000	318,212
2.000% 3/10/16	50,000	51,476
2.250% 3/15/16	1,350,000	1,395,113
5.000% 3/15/16	2,735,000	2,973,214
0.500% 3/30/16	2,065,000	2,065,409
2.375% 4/11/16	3,550,000	3,685,858
5.375% 7/15/16	2,945,000	3,266,759
0.750% 7/26/16	350,000	350,116
0.625% 8/26/16	435,000	434,958
5.250% 9/15/16	1,005,000	1,117,664
1.250% 9/28/16	2,535,000	2,569,603
1.375% 11/15/16	4,691,000	4,764,302
4.875% 12/15/16	3,743,000	4,147,632
1.250% 1/30/17	2,925,000	2,956,392
5.000% 2/13/17	2,220,000	2,476,875
1.125% 4/27/17	2,440,000	2,451,285
5.000% 5/11/17	2,570,000	2,880,084
(Zero Coupon), 6/1/17	100,000	96,430
5.375% 6/12/17	4,086,000	4,637,641
1.000% 8/21/17	150,000	149,059
0.875% 8/28/17	4,826,000	4,778,920
1.100% 8/28/17	350,000	348,650
1.125% 9/12/17	318,000	316,840
0.875% 10/26/17	14,146,000	13,966,494
0.900% 11/7/17	318,000	312,705
0.875% 12/20/17	11,312,000	11,129,154
1.000% 12/28/17	159,000	156,323
0.875% 2/8/18	8,806,000	8,633,561
1.200% 2/28/18	388,000	383,431
1.000% 4/30/18	392,000	383,405
1.750% 1/30/19	277,000	277,260
1.700% 10/4/19	191,000	187,390
(Zero Coupon), 10/9/19	975,000	839,345
1.500% 10/9/19	318,000	309,104
2.250% 10/17/22	159,000	149,709
2.500% 3/27/23	936,000	887,473
6.250% 5/15/29	4,943,000	6,467,114
Financing Corp.
10.700% 10/6/17	380,000	504,805
9.400% 2/8/18	70,000	91,248
9.650% 11/2/18	140,000	190,004
8.600% 9/26/19	30,000	40,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	$4,295,000	$3,674,627

		486,822,350

U.S. Treasuries (42.5%)
U.S. Treasury Bonds
10.625% 8/15/15	100,000	114,240
9.875% 11/15/15	150,000	173,191
7.250% 5/15/16	430,000	491,015
7.500% 11/15/16	3,022,000	3,552,680
8.750% 5/15/17	690,000	854,879
8.875% 8/15/17	4,091,000	5,146,310
9.125% 5/15/18	200,000	262,342
9.000% 11/15/18	200,000	266,496
8.875% 2/15/19	700,000	938,048
8.125% 8/15/19	200,000	264,937
8.500% 2/15/20	3,002,000	4,097,026
8.750% 5/15/20	200,000	277,891
7.875% 2/15/21	798,000	1,087,587
8.125% 5/15/21	355,000	492,573
8.000% 11/15/21	265,000	369,525
2.000% 1/15/26 TIPS	1,960,754	2,231,992
2.375% 1/15/27 TIPS	1,404,907	1,668,033
1.750% 1/15/28 TIPS	6,975,150	7,727,765
2.500% 1/15/29 TIPS	2,000,104	2,428,711
3.875% 4/15/29 TIPS	1,024,915	1,447,200
4.500% 2/15/36	318,000	373,252
4.625% 2/15/40	3,693,300	4,427,920
3.000% 5/15/42	1,380,000	1,244,129
0.625% 2/15/43 TIPS	3,577,554	2,995,511
3.625% 8/15/43	1,465,000	1,482,855
3.750% 11/15/43	180,000	186,360
3.625% 2/15/44	265,000	268,080
U.S. Treasury Notes
0.250% 2/15/15	455,000	455,462
2.375% 2/28/15	1,015,000	1,035,602
2.500% 3/31/15	1,110,000	1,135,999
4.125% 5/15/15	2,035,000	2,125,065
0.375% 6/15/15	1,796,000	1,800,621
0.375% 6/30/15	769,000	771,013
2.125% 12/31/15	740,000	763,013
0.375% 2/15/16	3,743,000	3,742,854
4.500% 2/15/16	6,433,000	6,929,547
2.125% 2/29/16	735,000	759,254
2.625% 2/29/16	8,579,000	8,943,607
0.375% 3/15/16	906,000	905,367
2.250% 3/31/16	1,100,000	1,139,607
2.375% 3/31/16	7,799,000	8,101,211
0.125% 4/15/16 TIPS	3,285,194	3,374,532
0.250% 4/15/16	1,811,000	1,803,484
2.000% 4/30/16	1,360,000	1,402,885
2.625% 4/30/16	3,639,000	3,801,654
0.250% 5/15/16	2,988,000	2,972,389
5.125% 5/15/16	1,816,000	1,993,627
3.250% 5/31/16	3,097,000	3,281,701
1.500% 6/30/16	660,000	673,819
3.250% 6/30/16	2,865,000	3,038,159
3.250% 7/31/16	1,295,000	1,375,419
4.875% 8/15/16	675,000	742,922
1.000% 8/31/16	2,415,000	2,436,344
3.000% 8/31/16	2,260,000	2,388,802
3.000% 9/30/16	7,863,000	8,320,037
3.125% 10/31/16	7,608,000	8,079,562
4.625% 11/15/16	2,610,000	2,875,027
0.875% 11/30/16	2,050,000	2,057,047
3.250% 12/31/16	2,255,000	2,405,517
0.875% 1/31/17	3,331,000	3,335,099
3.125% 1/31/17	6,358,000	6,767,047
4.625% 2/15/17	1,790,000	1,981,761
0.875% 2/28/17	6,548,000	6,548,640
3.000% 2/28/17	2,250,000	2,387,637
1.000% 3/31/17	6,395,000	6,411,050
3.250% 3/31/17	2,355,000	2,518,608
3.125% 4/30/17	4,733,000	5,044,481
4.500% 5/15/17	3,275,000	3,629,685
2.750% 5/31/17	7,569,000	7,983,004
2.500% 6/30/17	1,580,000	1,653,569
0.500% 7/31/17	5,379,000	5,275,885
2.375% 7/31/17	2,300,000	2,397,323
4.750% 8/15/17	3,750,000	4,204,761
0.625% 8/31/17	4,448,000	4,372,419
1.875% 8/31/17	7,556,000	7,747,187
0.625% 9/30/17	2,229,000	2,187,576
1.875% 9/30/17	5,715,000	5,854,303
0.750% 10/31/17	3,528,000	3,470,980
1.875% 10/31/17	6,718,000	6,877,356
4.250% 11/15/17	3,391,000	3,756,857
0.625% 11/30/17	3,553,000	3,473,786
0.750% 12/31/17	3,543,000	3,473,974
2.750% 12/31/17	3,495,000	3,685,382
0.875% 1/31/18	3,518,000	3,460,867
2.625% 1/31/18	1,450,000	1,522,019
3.500% 2/15/18	4,727,000	5,116,608
0.750% 2/28/18	1,836,000	1,793,686
0.750% 3/31/18	2,239,000	2,183,593
2.875% 3/31/18	400,000	423,594
0.625% 4/30/18	1,856,000	1,797,819
2.625% 4/30/18	1,690,000	1,772,519
3.875% 5/15/18	350,000	384,850
1.000% 5/31/18	2,737,000	2,686,857
2.375% 5/31/18	2,176,000	2,259,258
1.375% 6/30/18	5,308,000	5,283,171
2.375% 6/30/18	1,750,000	1,815,676
2.250% 7/31/18	3,546,000	3,657,851
4.000% 8/15/18	2,644,000	2,926,165
1.500% 8/31/18	33,650,000	33,588,878
1.375% 9/30/18	5,138,000	5,091,939
3.750% 11/15/18	4,743,000	5,199,560
1.250% 11/30/18	31,320,000	30,772,207
1.375% 11/30/18	1,750,000	1,730,312
1.375% 12/31/18	4,657,000	4,597,332
1.500% 12/31/18	6,250,000	6,203,003
1.250% 1/31/19	3,761,000	3,684,605
1.500% 1/31/19	1,740,000	1,724,707
2.750% 2/15/19	5,418,000	5,687,895
1.375% 2/28/19	1,000,000	983,779
1.500% 3/31/19	4,628,000	4,574,489
1.250% 4/30/19	69,879,000	68,104,730
3.125% 5/15/19	1,500,000	1,600,034
1.000% 6/30/19	2,667,000	2,554,903
0.875% 7/31/19	1,700,000	1,614,037
3.625% 8/15/19	1,100,000	1,200,955
1.000% 8/31/19	1,736,000	1,656,236
1.000% 9/30/19	2,677,000	2,548,980
1.250% 10/31/19	2,642,000	2,547,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.375% 11/15/19	$6,019,000	$6,490,586
1.000% 11/30/19	8,097,600	7,674,374
1.125% 12/31/19	2,677,000	2,550,679
1.375% 1/31/20	2,627,000	2,534,234
3.625% 2/15/20	7,839,000	8,554,156
1.250% 2/29/20	2,657,000	2,538,914
1.125% 3/31/20	1,746,000	1,653,210
1.125% 4/30/20	946,000	893,878
3.500% 5/15/20	9,360,000	10,140,152
2.625% 8/15/20	11,076,000	11,390,109
2.000% 9/30/20	4,000,000	3,952,656
1.750% 10/31/20	14,000,000	13,593,398
2.625% 11/15/20	6,998,000	7,178,485
2.375% 12/31/20	15,900,000	16,024,063
2.125% 1/31/21	16,200,000	16,041,639
2.000% 2/28/21	30,200,000	29,628,148
3.125% 5/15/21	8,723,000	9,187,857
2.125% 8/15/21	4,991,000	4,904,974
2.000% 11/15/21	3,135,000	3,041,930
2.000% 2/15/22	5,086,000	4,917,476
1.750% 5/15/22	3,633,000	3,428,182
1.625% 8/15/22	47,975,000	44,609,256
1.625% 11/15/22	11,372,800	10,524,282
2.000% 2/15/23	6,260,000	5,953,114
1.750% 5/15/23	12,875,600	11,927,911
2.500% 8/15/23	19,290,000	19,014,591
2.750% 11/15/23	385,000	386,741
2.750% 2/15/24	8,409,000	8,428,544

		731,454,186

Total Government Securities		1,509,382,053

Total Long-Term Debt Securities (103.0%) (Cost $1,772,092,240)		1,772,288,159

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Capital Markets (0.0%)
State Street Corp.
5.900%(l)	5,900	152,751

Insurance (0.0%)
Allstate Corp.
5.100%(l)	4,725	117,652

Total Preferred Stocks (0.0%) (Cost $265,700)		270,403

CONVERTIBLE PREFERRED STOCK:
Financials (0.2%)
Banks (0.2%)
Wells Fargo & Co.
7.500%	3,000	3,519,000

Total Convertible Preferred Stocks (0.2%) (Cost $3,534,375)		3,519,000

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	18

Total Consumer Staples		18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	812

Total Financials		812

Total Common Stocks (0.0%) (Cost $—)		830

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.03%, 4/17/14 (p)	$1,600,000	1,599,985
0.06%, 5/8/14 (p)	411,000	410,975
0.06%, 9/25/14 (p)	13,000	12,996
0.12%, 3/5/15 (p)	27,000	26,969

Total Government Securities		2,050,925

Total Short-Term Investments (0.1%) (Cost $2,050,932)		2,050,925

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*	119	6,694

Total Options Purchased (0.0%) (Cost $10,424)		6,694

Total Investments Before Options Written and Securities Sold Short (103.3%) (Cost $1,777,953,671)		1,778,136,011

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Put Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2014 @ $121.00*	(149)	(30,266)
May 2014 @ $126.00*	(149)	(23,281)
Eurodollar
December 2014 @ $99.00*	(119)	(2,975)

		(56,522)

Total Options Written (0.0%) (Premiums Received $161,200)		(56,522)

Total Investments before Securities Sold Short (103.3%) (Cost $1,777,792,471)		1,778,079,489

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-2.2%)
Federal National Mortgage Association
4.000%, 4/25/44 TBA	$(10,000,000)	$(10,394,531)
4.500%, 4/25/44 TBA	(24,000,000)	(25,605,000)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/25/44 TBA	$(2,000,000)	$(2,181,094)

Total Securities Sold Short (-2.2%) (Proceeds Received $38,184,609)		(38,180,625)

Total Investments after Options Written Options and Securities Sold Short (101.1%) (Cost $1,739,607,862)		1,739,898,864
Other Assets Less Liabilities (-1.1%)		(18,527,291)

Net Assets (100%)		$1,721,371,573

*	Non-income producing.

†	Security (totaling $150,621 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $87,449,509 or 5.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $4,594,999 or 0.3% of net assets.

(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security

AMBAC	—	Insured by American Municipal Bond Assurance Corp.

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
3 Year Australia Bond	709	June-14	$71,381,677	$71,273,382	$(108,295)
5 Year U.S. Treasury Notes	301	June-14	36,080,360	35,804,890	(275,470)

					$(383,765)

Sales
10 Year Australia Bond	236	June-14	$25,205,035	$25,289,578	$(84,543)
10 Year U.S. Treasury Notes	197	June-14	24,483,387	24,329,500	153,887
Euro-Bund	79	June-14	15,578,233	15,604,669	(26,436)
U.S. Long Bond	90	June-14	11,931,953	11,989,688	(57,735)
U.S. Ultra Bond	11	June-14	1,548,195	1,589,156	(40,961)

					(55,788)

					$(439,553)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	Bank of America	1,273	$561,040	$539,979	$21,061
Canadian Dollar vs. U.S. Dollar, expiring 4/10/14	JPMorgan Chase Bank	51	46,247	46,121	126
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	5,160	7,108,674	7,115,991	(7,317)

					$13,870

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Bank of America	51,956	$46,761,595	$48,183,992	$(1,422,397)
Australian Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	51,956	47,828,355	48,085,016	(256,661)
Brazilian Real vs. U.S. Dollar, expiring 4/2/14	Bank of America	1,273	543,692	561,040	(17,348)
Brazilian Real vs. U.S. Dollar, expiring 5/5/14	Bank of America	1,273	535,820	556,233	(20,413)
British Pound vs. U.S. Dollar, expiring 5/8/14	Credit Suisse	242	403,089	404,158	(1,069)
British Pound vs. U.S. Dollar, expiring 6/12/14	Bank of America	174	289,431	289,928	(497)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/14	BNP Paribas	898	810,108	812,595	(2,487)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	5,054	6,936,615	6,962,643	(26,028)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	106	145,831	146,031	(200)
European Union Euro vs. U.S. Dollar, expiring 4/24/14	JPMorgan Chase Bank	793	1,100,367	1,092,236	8,131
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	5,160	7,115,640	7,108,235	7,405
Japanese Yen vs. U.S. Dollar, expiring 5/13/14	Bank of America	24,400	239,960	236,452	3,508

					$(1,728,056)

					$(1,714,186)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Options Written:

Options written through the three months ended March 31, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	119	$12,647
Options Written	852	280,924
Options Terminated in Closing Purchase Transactions	(554)	(132,371)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2014	417	$161,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$34,991,999	$150,621	$35,142,620
Non-Agency CMO	—	69,509,129	—	69,509,129
Common Stocks
Consumer Staples	18	—	—	18
Financials	812	—	—	812
Convertible Preferred Stocks
Financials	3,519,000	—	—	3,519,000
Corporate Bonds
Consumer Discretionary	—	4,446,472	—	4,446,472
Consumer Staples	—	4,942,464	—	4,942,464
Energy	—	9,714,504	—	9,714,504
Financials	—	93,958,441	—	93,958,441
Health Care	—	5,202,807	—	5,202,807
Industrials	—	4,654,794	—	4,654,794
Information Technology	—	843,663	—	843,663
Materials	—	4,076,954	—	4,076,954
Telecommunication Services	—	8,571,943	—	8,571,943
Utilities	—	21,842,315	—	21,842,315
Forward Currency Contracts	—	40,231	—	40,231
Futures	153,887	—	—	153,887
Government Securities
Agency ABS	—	5,114,084	—	5,114,084
Agency CMO	—	195,621,695	—	195,621,695
Foreign Governments	—	63,776,125	—	63,776,125
Municipal Bonds	—	26,593,613	—	26,593,613
U.S. Government Agencies	—	486,822,350	—	486,822,350
U.S. Treasuries	—	731,454,186	—	731,454,186
Options Purchased
Call Options Purchased	6,694	—	—	6,694
Preferred Stocks
Financials	270,403	—	—	270,403
Short-Term Investments	—	2,050,925	—	2,050,925

Total Assets	$3,950,814	$1,774,228,694	$150,621	$1,778,330,129

Liabilities:
Forward Currency Contracts	$—	$(1,754,417)	$—	$(1,754,417)
Futures	(593,440)	—	—	(593,440)
Government Securities
Agency CMO	—	(38,180,625)	—	(38,180,625)
Options Written
Put Options Written	(56,522)	—	—	(56,522)

Total Liabilities	$(649,962)	$(39,935,042)	$—	$(40,585,004)

Total	$3,300,852	$1,734,293,652	$150,621	$1,737,745,125

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$441,177,650
Long-term U.S. government debt securities	166,637,204

$607,814,854

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$472,368,304
Long-term U.S. government debt securities	128,600,431

$600,968,735

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,267,043
Aggregate gross unrealized depreciation	(12,299,555)

Net unrealized depreciation	$(32,512)

Federal income tax cost of investments	$1,778,168,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	1,187	$7,419

Total Health Care Providers & Services		7,419

Real Estate Investment Trusts (REITs) (53.7%)
Diversified REITs (10.2%)
Activia Properties, Inc. (REIT)(m)	4	32,167
Affine S.A. (REIT)	79	1,607
American Assets Trust, Inc. (REIT)	478	16,128
American Realty Capital Properties, Inc. (REIT)	10,328	144,798
ANF Immobilier (REIT)	95	3,130
Artis Real Estate Investment Trust (REIT)	1,727	24,573
Australand Property Group (REIT)	4,832	18,914
British Land Co. plc (REIT)	13,712	149,673
Canadian Real Estate Investment Trust (REIT)	930	37,915
Chambers Street Properties (REIT)	3,249	25,245
Cofinimmo (REIT)	233	27,797
Cominar Real Estate Investment Trust (REIT)	1,745	29,202
Cousins Properties, Inc. (REIT)	2,423	27,792
Crombie Real Estate Investment Trust (REIT)	998	12,034
Daiwa House Residential Investment Corp. (REIT)	5	20,091
Dexus Property Group (REIT)	79,126	77,797
Duke Realty Corp. (REIT)	4,464	75,352
Dundee International Real Estate Investment Trust (REIT)	1,300	10,913
Empire State Realty Trust, Inc. (REIT), Class A	1,038	15,684
Eurobank Properties Real Estate Investment Co. (REIT)*	328	4,109
First Potomac Realty Trust (REIT)	807	10,426
Fonciere des Regions (REIT)	463	42,880
Gecina S.A. (REIT)	252	33,520
GPT Group (REIT)	21,596	73,314
H&R Real Estate Investment Trust (REIT)	3,680	76,097
Hamborner REIT AG (REIT)	624	6,612
ICADE (REIT)	445	44,068
Investors Real Estate Trust (REIT)	1,468	13,183
Kenedix Realty Investment Corp. (REIT)	5	24,787
Kiwi Income Property Trust (REIT)	13,937	13,490
Land Securities Group plc (REIT)	10,805	184,131
Lexington Realty Trust (REIT)	3,136	34,214
Liberty Property Trust (REIT)	2,006	74,142
Londonmetric Property plc (REIT)	8,022	18,955
Mirvac Group (REIT)	50,305	79,338
Nieuwe Steen Investments N.V. (REIT)	1,787	10,843
Nomura Real Estate Master Fund, Inc. (REIT)	23	23,633
Premier Investment Corp. (REIT)	3	11,632
PS Business Parks, Inc. (REIT)	275	22,996
Redefine International plc/Isle of Man (REIT)	10,817	9,959
Select Income REIT (REIT)	383	11,593
Shaftesbury plc (REIT)	3,469	38,044
Spirit Realty Capital, Inc. (REIT)	4,881	53,593
Stockland Corp., Ltd. (REIT)	31,668	110,175
Suntec Real Estate Investment Trust (REIT)	27,272	35,996
Tokyu REIT, Inc. (REIT)	13	15,717
Top REIT, Inc. (REIT)	3	13,610
United Urban Investment Corp. (REIT)	33	48,445
Vornado Realty Trust (REIT)	2,301	226,786
Washington Real Estate Investment Trust (REIT)	905	21,611
Wereldhave N.V. (REIT)	298	25,392
Winthrop Realty Trust (REIT)	445	5,158
WP Carey, Inc. (REIT)	1,156	69,441

		2,238,702

Industrial REITs (3.7%)
Ascendas Real Estate Investment Trust (REIT)	26,103	46,882
BWP Trust (REIT)	6,521	14,104
DCT Industrial Trust, Inc. (REIT)	4,345	34,239
EastGroup Properties, Inc. (REIT)	425	26,737
First Industrial Realty Trust, Inc. (REIT)	1,510	29,173
GLP J-REIT (REIT)	25	25,239
Goodman Group (REIT)	23,530	103,262
Granite Real Estate Investment Trust (REIT)	644	23,686
Hansteen Holdings plc (REIT)	8,774	15,984
Industrial & Infrastructure Fund Investment Corp. (REIT)	3	24,665
Japan Logistics Fund, Inc. (REIT)	12	27,016
Mapletree Industrial Trust (REIT)	16,115	17,486
Mapletree Logistics Trust (REIT)	19,658	16,353
Nippon Prologis REIT, Inc. (REIT)	18	36,285
Prologis, Inc. (REIT)	6,843	279,399
Pure Industrial Real Estate Trust (REIT)	2,069	8,965
Segro plc (REIT)	10,186	56,446
STAG Industrial, Inc. (REIT)	607	14,629
Warehouses De Pauw S.C.A. (REIT)	151	11,343

		811,893

Office REITs (7.8%)
Alexandria Real Estate Equities, Inc. (REIT)	981	71,181
Allied Properties Real Estate Investment Trust (REIT)	932	29,085
Alstria Office REIT-AG (REIT)*	932	12,495
Befimmo S.A. (REIT)	230	16,304
Beni Stabili S.p.A. (REIT)	11,314	9,740
BioMed Realty Trust, Inc. (REIT)	2,640	54,094
Boston Properties, Inc. (REIT)	2,083	238,567
Brandywine Realty Trust (REIT)	2,154	31,147
CapitaCommercial Trust (REIT)	25,905	30,624
Champion REIT (REIT)	31,936	14,588
Commonwealth Property Office Fund (REIT)†	27,900	32,428
CommonWealth REIT (REIT)	1,625	42,738
Corporate Office Properties Trust/Maryland (REIT)	1,128	30,050
Cromwell Property Group (REIT)	19,808	17,649
Derwent London plc (REIT)	1,257	56,855
Digital Realty Trust, Inc. (REIT)	1,764	93,633
Douglas Emmett, Inc. (REIT)	1,820	49,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dundee Real Estate Investment Trust (REIT), Class A	1,430	$37,590
DuPont Fabros Technology, Inc. (REIT)	902	21,711
Franklin Street Properties Corp. (REIT)	1,211	15,259
Government Properties Income Trust (REIT)	751	18,925
Great Portland Estates plc (REIT)	4,723	49,687
Highwoods Properties, Inc. (REIT)	1,234	47,398
Hudson Pacific Properties, Inc. (REIT)	690	15,918
Intervest Offices & Warehouses (REIT)	91	2,757
Investa Office Fund (REIT)	8,264	24,840
Japan Excellent, Inc. (REIT)	15	19,110
Japan Prime Realty Investment Corp. (REIT)	11	35,569
Japan Real Estate Investment Corp. (REIT)	17	85,261
Keppel REIT (REIT)	20,249	18,351
Kilroy Realty Corp. (REIT)	1,130	66,195
Leasinvest Real Estate S.C.A. (REIT)	14	1,546
Mack-Cali Realty Corp. (REIT)	1,206	25,073
Mori Hills REIT Investment Corp. (REIT)	16	21,132
Mori Trust Sogo Reit, Inc. (REIT)	15	22,589
Nippon Building Fund, Inc. (REIT)	19	99,154
Nomura Real Estate Office Fund, Inc. (REIT)	5	21,849
Orix JREIT, Inc. (REIT)	24	29,926
Parkway Properties, Inc./Maryland (REIT)	967	17,648
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,119	36,341
SL Green Realty Corp. (REIT)	1,303	131,108
Societe de la Tour Eiffel (REIT)	77	5,282
Workspace Group plc (REIT)	1,433	14,155

		1,714,947

Residential REITs (6.3%)
Advance Residence Investment Corp. (REIT)	18	38,317
Aedifica S.A. (REIT)	121	8,328
American Campus Communities, Inc. (REIT)	1,437	53,672
American Homes 4 Rent (REIT), Class A	1,828	30,546
Apartment Investment & Management Co. (REIT), Class A	1,999	60,410
Associated Estates Realty Corp. (REIT)	790	13,383
AvalonBay Communities, Inc. (REIT)	1,777	233,356
Boardwalk Real Estate Investment Trust (REIT)	546	29,950
BRE Properties, Inc. (REIT)	1,054	66,170
Camden Property Trust (REIT)	1,166	78,518
Campus Crest Communities, Inc. (REIT)	886	7,690
Canadian Apartment Properties REIT (REIT)	1,517	29,256
Education Realty Trust, Inc. (REIT)	1,577	15,565
Equity Lifestyle Properties, Inc. (REIT)	1,033	41,991
Equity Residential (REIT)	4,895	283,860
Essex Property Trust, Inc. (REIT)	531	90,297
Home Properties, Inc. (REIT)	781	46,954
Mid-America Apartment Communities, Inc. (REIT)	1,023	69,840
Nippon Accommodations Fund, Inc. (REIT)	7	23,419
Northern Property Real Estate Investment Trust (REIT)	439	11,008
Post Properties, Inc. (REIT)	745	36,580
Silver Bay Realty Trust Corp. (REIT)	506	7,853
Sun Communities, Inc. (REIT)	473	21,328
UDR, Inc. (REIT)	3,437	88,778

		1,387,069

Retail REITs (16.1%)
Acadia Realty Trust (REIT)	757	19,970
Agree Realty Corp. (REIT)	197	5,991
Alexander’s, Inc. (REIT)	28	10,108
Brixmor Property Group, Inc. (REIT)	568	12,115
Calloway Real Estate Investment Trust (REIT)	1,395	32,506
CapitaMall Trust (REIT)	34,674	52,077
CBL & Associates Properties, Inc. (REIT)	2,334	41,429
Cedar Realty Trust, Inc. (REIT)	1,086	6,635
CFS Retail Property Trust Group (REIT)	27,000	47,339
Charter Hall Retail REIT (REIT)	4,236	14,067
Corio N.V. (REIT)	918	41,984
DDR Corp. (REIT)	4,194	69,117
Equity One, Inc. (REIT)	813	18,162
Eurocommercial Properties N.V. (CVA)	570	25,043
Excel Trust, Inc. (REIT)	624	7,912
Federal Realty Investment Trust (REIT)	918	105,313
Federation Centres Ltd. (REIT)	19,604	42,918
Fortune Real Estate Investment Trust (REIT)	17,763	13,735
Frontier Real Estate Investment Corp. (REIT)	7	37,213
General Growth Properties, Inc. (REIT)	6,918	152,195
Getty Realty Corp. (REIT)	344	6,498
Glimcher Realty Trust (REIT)	1,992	19,980
Hammerson plc (REIT)	9,718	89,850
Immobiliare Grande Distribuzione (REIT)	1,851	3,307
Inland Real Estate Corp. (REIT)	1,174	12,386
Intu Properties plc (REIT)	9,296	43,767
Japan Retail Fund Investment Corp. (REIT)	32	62,954
Kimco Realty Corp. (REIT)	5,574	121,959
Kite Realty Group Trust (REIT)	1,776	10,656
Klepierre S.A. (REIT)	1,340	60,011
Link REIT (REIT)	30,952	152,319
Macerich Co. (REIT)	1,931	120,359
Mapletree Commercial Trust (REIT)(m)	17,570	17,056
Mercialys S.A. (REIT)	569	11,914
Morguard Real Estate Investment Trust (REIT)	473	7,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	1,665	$57,143
Pennsylvania Real Estate Investment Trust (REIT)	899	16,227
Ramco-Gershenson Properties Trust (REIT)	905	14,752
Realty Income Corp. (REIT)	2,852	116,533
Regency Centers Corp. (REIT)	1,258	64,233
Retail Opportunity Investments Corp. (REIT)	987	14,746
Retail Properties of America, Inc. (REIT), Class A	2,579	34,920
RioCan Real Estate Investment Trust (REIT)	4,126	99,390
Rouse Properties, Inc. (REIT)	499	8,603
Saul Centers, Inc. (REIT)	179	8,477
Simon Property Group, Inc. (REIT)	4,317	707,987
Tanger Factory Outlet Centers, Inc. (REIT)	1,290	45,150
Taubman Centers, Inc. (REIT)	875	61,941
Unibail-Rodamco SE (REIT)	1,336	347,379
Urstadt Biddle Properties, Inc. (REIT), Class A	322	6,653
Vastned Retail N.V. (REIT)	255	12,566
Weingarten Realty Investors (REIT)	1,494	44,820
Wereldhave Belgium N.V. (REIT)	27	3,307
Westfield Group (REIT)	26,543	252,425
Westfield Retail Trust (REIT)	41,947	115,950

		3,529,321

Specialized REITs (9.6%)
Ashford Hospitality Trust, Inc. (REIT)	874	9,850
Big Yellow Group plc (REIT)	1,765	16,093
CDL Hospitality Trusts (REIT)	8,637	11,372
Chartwell Retirement Residences (REIT)	2,369	22,308
Chesapeake Lodging Trust (REIT)	681	17,522
CubeSmart (REIT)	1,911	32,793
DiamondRock Hospitality Co. (REIT)	2,680	31,490
EPR Properties (REIT)	727	38,815
Extra Space Storage, Inc. (REIT)	1,495	72,522
FelCor Lodging Trust, Inc. (REIT)	1,709	15,449
HCP, Inc. (REIT)	6,220	241,274
Health Care REIT, Inc. (REIT)	3,983	237,387
Healthcare Realty Trust, Inc. (REIT)	1,317	31,806
Healthcare Trust of America, Inc. (REIT), Class A	3,254	37,063
Hersha Hospitality Trust (REIT)	2,364	13,782
Hospitality Properties Trust (REIT)	2,055	59,020
Host Hotels & Resorts, Inc. (REIT)	10,229	207,035
InnVest Real Estate Investment Trust (REIT)	1,166	5,580
LaSalle Hotel Properties (REIT)	1,428	44,711
LTC Properties, Inc. (REIT)	478	17,987
Medical Properties Trust, Inc. (REIT)	2,219	28,381
National Health Investors, Inc. (REIT)	400	24,184
Omega Healthcare Investors, Inc. (REIT)	1,706	57,185
Pebblebrook Hotel Trust (REIT)	880	29,718
Primary Health Properties plc (REIT)	1,456	8,376
Public Storage (REIT)	1,964	330,913
RLJ Lodging Trust (REIT)	1,686	45,084
Sabra Health Care REIT, Inc. (REIT)	521	14,531
Senior Housing Properties Trust (REIT)	2,583	58,040
Sovran Self Storage, Inc. (REIT)	440	32,318
Strategic Hotels & Resorts, Inc. (REIT)*	2,300	23,437
Sunstone Hotel Investors, Inc. (REIT)	2,512	34,490
Universal Health Realty Income Trust (REIT)	174	7,350
Ventas, Inc. (REIT)	4,041	244,762

		2,102,628

Total Real Estate Investment Trusts (REITs)		11,784,560

Real Estate Management & Development (15.4%)
Diversified Real Estate Activities (8.8%)
Allreal Holding AG (Registered)*	132	19,049
CapitaLand Ltd.	33,923	78,083
City Developments Ltd.	7,158	57,594
Development Securities plc	1,680	6,569
DIC Asset AG	471	4,359
Hang Lung Properties Ltd.	29,695	85,447
Henderson Land Development Co., Ltd.	13,207	77,296
Inmobiliaria Colonial S.A.*	1,644	4,245
Kerry Properties Ltd.	8,809	29,363
Mitsubishi Estate Co., Ltd.	17,393	413,918
Mitsui Fudosan Co., Ltd.	11,615	353,592
Mobimo Holding AG (Registered)*	83	17,603
New World Development Co., Ltd.	51,714	52,040
Nomura Real Estate Holdings, Inc.	1,624	30,936
Sumitomo Realty & Development Co., Ltd.	5,950	232,521
Sun Hung Kai Properties Ltd.	21,230	260,317
Tokyo Tatemono Co., Ltd.	5,624	48,124
UOL Group Ltd.	5,248	26,103
Wharf Holdings Ltd.	19,858	127,133

		1,924,292

Real Estate Development (1.3%)
Agile Property Holdings Ltd.	17,170	14,120
Conwert Immobilien Invest SE*	841	11,133
Country Garden Holdings Co. Ltd.	60,089	25,100
Helical Bar plc	1,362	8,485
Keppel Land Ltd.	8,774	23,499
New World China Land Ltd.	35,606	30,030
Shimao Property Holdings Ltd.	17,137	37,729
Shui On Land Ltd.	46,994	13,087
Sino Land Co., Ltd.	38,969	57,310
SOHO China Ltd.	21,139	17,388
St. Modwen Properties plc	2,270	15,141
TAG Immobilien AG	1,701	21,088
Wing Tai Holdings Ltd.	5,255	7,658
Yanlord Land Group Ltd.	9,100	7,750

		289,518

Real Estate Operating Companies (5.3%)
Aeon Mall Co., Ltd.	1,344	34,486
Azrieli Group	500	17,490
CA Immobilien Anlagen AG*	1,002	18,078
Capital & Counties Properties plc	8,999	52,566
CapitaMalls Asia Ltd.	18,670	26,550
Castellum AB	2,253	37,449
Citycon Oyj	3,151	11,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Daejan Holdings plc	68	$5,541
Deutsche Annington Immobilien SE*	858	24,490
Deutsche Euroshop AG	630	28,674
Deutsche Wohnen AG*	3,931	83,433
Dios Fastigheter AB	513	4,259
Fabege AB	1,817	23,692
Fastighets AB Balder, Class B*	1,242	15,050
First Capital Realty, Inc.	1,134	18,002
Forest City Enterprises, Inc., Class A*	2,049	39,136
GAGFAH S.A.*	1,750	26,591
Global Logistic Properties Ltd.	41,163	86,671
Grainger plc	5,642	22,694
Hongkong Land Holdings Ltd.	15,154	98,011
Hufvudstaden AB, Class A	1,523	21,506
Hulic Co., Ltd.	4,058	55,438
Hysan Development Co., Ltd.	7,637	33,287
Killam Properties, Inc.	701	6,468
Klovern AB	1,029	5,497
Kungsleden AB	1,874	15,480
LEG Immobilien AG*	670	43,969
Norwegian Property ASA	7,155	8,665
NTT Urban Development Corp.	1,491	14,009
Prime Office AG*	892	3,558
PSP Swiss Property AG (Registered)*	547	51,447
Quintain Estates & Development plc*	6,254	10,743
Safestore Holdings plc (REIT)	2,842	11,228
Schroder Real Estate Investment Trust Ltd.	5,377	4,618
Sponda Oyj	3,304	15,681
Swire Properties Ltd.	16,069	45,934
Swiss Prime Site AG (Registered)*	757	64,391
Technopolis Oyj	1,305	7,579
Unite Group plc	2,655	19,230
Wallenstam AB, Class B	1,373	22,513
Wihlborgs Fastigheter AB	908	17,694

		1,153,013

Total Real Estate Management & Development		3,366,823

Total Common Stocks (69.1%) (Cost $15,106,668)		15,158,802

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.3%)
F&C Commercial Property Trust Ltd.	6,805	13,638
F&C UK Real Estate Investment Ltd.	2,926	3,951
iShares® International Developed Real Estate ETF	4,069	122,273
iShares® US Real Estate ETF	1,804	122,077
Medicx Fund Ltd.	4,668	6,576
Picton Property Income Ltd.	5,217	4,937
Standard Life Investment Property Income Trust plc	2,128	2,652
UK Commercial Property Trust Ltd.	5,591	7,521

Total Investment Companies (1.3%) (Cost $275,451)		283,625

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.9%)
Asset-Backed Securities (0.6%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1
0.324%, 4/25/36(l)	$63,570	58,871
Series 2007-CH2 AV1
0.314%, 1/25/37(l)	46,886	44,337
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.154%, 8/25/37(l)	39,039	35,539

		138,747

Non-Agency CMO (0.3%)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1
2.659%, 9/27/36(b)(l)§	59,544	60,031

Total Asset-Backed and Mortgage-Backed Securities		198,778

Government Securities (29.7%)
Foreign Governments (14.6%)
Australia Government Bond
5.250% 3/15/19	AUD 100,000	100,310
3.389% 9/20/25(m)	100,000	118,801
Canadian Government Bond
1.603% 12/1/44	CAD 53,273	55,442
Denmark Government Bond
0.103% 11/15/23	DKK 617,478	113,097
Deutsche Bundesrepublik Inflation Linked Bond
0.750% 4/15/18	EUR 283,775	412,831
1.898% 4/15/20	75,839	117,889
0.102% 4/15/23	51,200	71,101
France Government Bond OAT
1.181% 7/25/22	212,410	314,788
1.973% 7/25/27	10,572	16,720
Italy Buoni Poliennali Del Tesoro
1.700% 9/15/18	99,979	143,788
Mexican Bonos de Proteccion al Ahorro
3.560% 1/30/20(l)	MXN 300,000	23,001
New Zealand Government Bond
2.046% 9/20/25	NZD 240,000	198,182
Republic of Sweden
0.250% 6/1/22	SEK 250,158	38,100
United Kingdom Gilt
0.125% 3/22/24(m)	GBP 250,080	433,173
1.250% 11/22/32(m)	343,188	711,539
0.625% 11/22/42(m)	9,511	18,942
0.125% 3/22/44(m)	29,175	50,657
0.375% 3/22/62(m)	93,187	188,754
0.127% 3/22/68(m)	40,464	74,298

		3,201,413

U.S. Treasuries (15.1%)
U.S. Treasury Bonds
2.000% 1/15/26 TIPS	$94,284	107,327
2.375% 1/15/27 TIPS	86,995	103,288
1.750% 1/15/28 TIPS	133,987	148,444
2.125% 2/15/41 TIPS	53,408	64,142
1.375% 2/15/44 TIPS	240,883	245,907
U.S. Treasury Notes
2.000% 7/15/14 TIPS	136,505	138,721
1.625% 1/15/15 TIPS	629,671	645,917
0.125% 4/15/16 TIPS	317,922	326,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 7/15/19 TIPS	$109,553	$121,949
0.625% 7/15/21 TIPS	409,955	421,974
0.125% 7/15/22 TIPS	123,080	120,526
0.125% 1/15/23 TIPS	684,045	661,576
0.375% 7/15/23 TIPS	120,618	119,264
2.750% 2/15/24	70,000	70,163

		3,295,766

Total Government Securities		6,497,179

Total Long-Term Debt Securities (30.6%) (Cost $6,596,522)		6,695,957

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate Investment Trusts (REITs) (0.0%)
Office REITs (0.0%)
Leasinvest Real Estate S.C.A.,
expiring 5/26/14(b)*†	14	—
Retail REITs (0.0%)
Intu Properties plc, expiring 4/17/14(b)*	2,656	4,206

Total Real Estate Investment Trusts (REITs)		4,206

Real Estate Management & Development (0.0%)
Diversified Real Estate Activities (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	17,237	3,568

Total Real Estate Management & Development		3,568

Total Rights (0.0%) (Cost $—)		7,774

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (1.4%)
Federal Home Loan Bank
0.07%, 8/6/14 (o)(p)	$300,000	299,925

Total Short-Term Investments (1.4%) (Cost $299,920)		299,925

Total Investments Before Options Written (102.4%) (Cost $22,278,561)		22,446,083

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Put Options Written (0.0%)
5 Year U.S. Treasury Notes
May 2014 @ $120.00*	(1)	(180)
Euro-Bund
May 2014 @ $144.00*	(1)	(1,019)

		(1,199)

Total Options Written (0.0%) (Premiums Received $1,874)		(1,199)

Total Investments after Options Written (102.4%) (Cost $22,276,687)		22,444,884
Other Assets Less Liabilities (-2.4%)		(531,774)

Net Assets (100%)		$21,913,110

*	Non-income producing.

†	Securities (totaling $32,428 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2014, the market value of these securities amounted to $60,031 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $1,645,387 or 7.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2014.

(p)	Yield to maturity.

Glossary:

CVA — Dutch Certification

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
90 Day Eurodollar	2	March-16	$492,053	$492,750	$697
90 Day Eurodollar	1	June-16	246,102	245,613	(489)
90 Day Sterling	1	June-15	206,442	205,914	(528)
90 Day Sterling	4	September-15	824,291	821,654	(2,637)

					$(2,957)

Sales
10 Year U.S. Treasury Notes	1	June-14	$124,061	$123,500	$561

					561

					$(2,396)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	867	$1,445,420	$1,432,284	$13,136
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	760	1,047,014	1,048,092	(1,078)
Hong Kong Dollar vs. U.S. Dollar, expiring 4/22/14	Bank of America	341	43,976	43,998	(22)
Hong Kong Dollar vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	341	43,988	43,944	44
Japanese Yen vs. U.S. Dollar, expiring 5/13/14	Credit Suisse	5,200	50,392	51,049	(657)
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Credit Suisse	316	24,125	23,909	216
Singapore Dollar vs. U.S. Dollar, expiring 4/25/14	Credit Suisse	28	22,430	22,307	123
Singapore Dollar vs. U.S. Dollar, expiring 6/20/14	Credit Suisse	28	22,431	22,158	273

					$12,035

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/14	Bank of America	205	$184,505	$190,117	$(5,612)
Australian Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	205	188,713	189,726	(1,013)
British Pound vs. U.S. Dollar, expiring 4/2/14	Credit Suisse	867	1,448,617	1,445,419	3,198
British Pound vs. U.S. Dollar, expiring 5/2/14	Credit Suisse	867	1,431,969	1,445,094	(13,125)
Canadian Dollar vs. U.S. Dollar, expiring 6/19/14	Credit Suisse	42	37,938	37,921	17
Danish Krone vs. U.S. Dollar, expiring 5/13/14	Bank of America	605	110,138	111,669	(1,531)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	647	888,007	891,340	(3,333)
European Union Euro vs. U.S. Dollar, expiring 4/2/14	Bank of America	113	156,942	155,674	1,268
European Union Euro vs. U.S. Dollar, expiring 5/2/14	Bank of America	760	1,048,040	1,046,949	1,091
Hong Kong Dollar vs. U.S. Dollar, expiring 4/22/14	Credit Suisse	341	43,933	43,976	(43)
Mexican Peso vs. U.S. Dollar, expiring 5/14/14	Credit Suisse	601	45,115	45,884	(769)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar vs. U.S. Dollar, expiring 4/2/14	Bank of America	233	$193,563	$201,921	$(8,358)
New Zealand Dollar vs. U.S. Dollar, expiring 5/2/14	Bank of America	233	199,834	201,425	(1,591)
Singapore Dollar vs. U.S. Dollar, expiring 4/25/14	Credit Suisse	28	22,157	22,430	(273)
Swedish Krona vs. U.S. Dollar, expiring 5/13/14	Bank of America	210	32,446	32,425	21

					$(30,053)

					$(18,018)

Options Written:

Options written through the three months ended March 31, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	—	$—
Options Written	2	1,874
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2014	2	$1,874

Total return swap contracts outstanding as of March 31, 2014:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	8/5/14	$100,026	$878
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	8/5/14	69,673	320
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	8/5/14	58,182	(1,277)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	5,675,030	1,417
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	404,881	5,064
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	8/5/14	50,269	753
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	8/5/14	49,920	395

					$7,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$138,747	$—		$138,747
Non-Agency CMO	—	60,031	—		60,031
Common Stocks
Financials	8,058,298	7,060,657	32,428		15,151,383
Health Care	7,419	—	—		7,419
Forward Currency Contracts	—	19,387	—		19,387
Futures	1,258	—	—		1,258
Government Securities
Foreign Governments	—	3,201,413	—		3,201,413
U.S. Treasuries	—	3,295,766	—		3,295,766
Investment Companies
Exchange Traded Funds (ETFs)	244,350	39,275	—		283,625
Rights
Financials	—	7,774	—	†	7,774
Short-Term Investments	—	299,925	—		299,925
Total Return Swaps	—	8,827	—		8,827

Total Assets	$8,311,325	$14,131,802	$32,428		$22,475,555

Liabilities:
Forward Currency Contracts	$—	$(37,405)	$—		$(37,405)
Futures	(3,654)	—	—		(3,654)
Options Written
Put Options Written	(1,199)	—	—		(1,199)
Total Return Swaps	—	(1,277)	—		(1,277)

Total Liabilities	$(4,853)	$(38,682)	$—		$(43,535)

Total	$8,306,472	$14,093,120	$32,428		$22,432,020

†	Value is zero.

(a)	A security with a market value of $32,428 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,080,929
Long-term U.S. government debt securities	2,596,084

$5,677,013

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,016,057
Long-term U.S. government debt securities	2,620,081

$3,636,138

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$840,344
Aggregate gross unrealized depreciation	(833,618)

Net unrealized appreciation	$6,726

Federal income tax cost of investments	$22,439,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$844,049
Cooper Tire & Rubber Co.	43,822	1,064,875
Dana Holding Corp.	99,465	2,314,550
Dorman Products, Inc.*	17,700	1,045,362
Drew Industries, Inc.	18,670	1,011,914
Federal-Mogul Corp.*	3,900	72,969
Gentherm, Inc.*	22,600	784,672
Modine Manufacturing Co.*	32,900	481,985
Standard Motor Products, Inc.	12,800	457,856
Stoneridge, Inc.*	6,800	76,364
Superior Industries International, Inc.	12,000	245,880
Tenneco, Inc.*	38,897	2,258,749

		10,659,225

Automobiles (0.1%)
Winnebago Industries, Inc.*	17,346	475,107

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	580,800
Pool Corp.	29,778	1,825,987

		2,406,787

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	16,907	593,097
Ascent Capital Group, Inc., Class A*	9,231	697,402
Bright Horizons Family Solutions, Inc.*	1,390	54,363
Capella Education Co.	7,045	444,892
Grand Canyon Education, Inc.*	30,748	1,435,932
Hillenbrand, Inc.	35,200	1,138,016
ITT Educational Services, Inc.*	15,800	453,144
K12, Inc.*	21,984	497,938
LifeLock, Inc.*	41,100	703,221
Lincoln Educational Services Corp.	3,100	11,687
Matthews International Corp., Class A	18,739	764,739
Regis Corp.	32,152	440,482
Sotheby’s, Inc.	45,302	1,972,902
Steiner Leisure Ltd.*	13,032	602,730
Strayer Education, Inc.*	2,900	134,647
Universal Technical Institute, Inc.	12,200	157,990

		10,103,182

Hotels, Restaurants & Leisure (2.8%)
Biglari Holdings, Inc.*	891	434,353
BJ’s Restaurants, Inc.*	17,234	563,724
Bloomin’ Brands, Inc.*	37,500	903,750
Bob Evans Farms, Inc.	21,290	1,065,139
Boyd Gaming Corp.*	38,300	505,560
Buffalo Wild Wings, Inc.*	13,300	1,980,370
Caesars Entertainment Corp.*	23,370	444,264
Cheesecake Factory, Inc.	38,621	1,839,518
Churchill Downs, Inc.	9,293	848,451
Chuy’s Holdings, Inc.*	11,000	474,540
Cracker Barrel Old Country Store, Inc.	13,023	1,266,356
Denny’s Corp.*	76,200	489,966
DineEquity, Inc.	11,281	880,708
Fiesta Restaurant Group, Inc.*	11,200	510,608
Ignite Restaurant Group, Inc.*	4,700	66,129
International Speedway Corp., Class A	21,600	734,184
Interval Leisure Group, Inc.	25,200	658,728
Isle of Capri Casinos, Inc.*	10,200	78,234
Jack in the Box, Inc.*	25,539	1,505,269
Krispy Kreme Doughnuts, Inc.*	44,500	788,985
Life Time Fitness, Inc.*	30,600	1,471,860
Marcus Corp.	12,300	205,410
Marriott Vacations Worldwide Corp.*	18,900	1,056,699
Multimedia Games Holding Co., Inc.*	19,500	566,280
Orient-Express Hotels Ltd., Class A*	71,509	1,030,445
Papa John’s International, Inc.	19,342	1,007,912
Pinnacle Entertainment, Inc.*	39,500	936,150
Popeyes Louisiana Kitchen, Inc.*	20,300	824,992
Red Robin Gourmet Burgers, Inc.*	12,100	867,328
Ruby Tuesday, Inc.*	14,500	81,345
Ruth’s Hospitality Group, Inc.	17,800	215,202
Scientific Games Corp., Class A*	31,300	429,749
Sonic Corp.*	35,938	819,027
Speedway Motorsports, Inc.	12,000	224,760
Texas Roadhouse, Inc.	39,618	1,033,237
Vail Resorts, Inc.	22,994	1,602,682

		28,411,914

Household Durables (1.0%)
Beazer Homes USA, Inc.*	16,000	321,280
Cavco Industries, Inc.*	4,000	313,800
Ethan Allen Interiors, Inc.	21,554	548,549
Helen of Troy Ltd.*	21,598	1,495,230
Hovnanian Enterprises, Inc., Class A*	70,185	331,975
iRobot Corp.*	15,900	652,695
KB Home	56,500	959,935
La-Z-Boy, Inc.	34,709	940,614
Libbey, Inc.*	10,600	275,600
M.D.C. Holdings, Inc.	27,500	777,700
M/I Homes, Inc.*	13,600	304,912
Meritage Homes Corp.*	24,439	1,023,505
NACCO Industries, Inc., Class A	2,200	119,262
Ryland Group, Inc.	31,356	1,252,045
Standard Pacific Corp.*	100,400	834,324
Universal Electronics, Inc.*	9,800	376,222

		10,527,648

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	6,600	229,680
FTD Cos., Inc.*	14,454	459,782
HSN, Inc.	22,868	1,365,905
Nutrisystem, Inc.	400	6,028
Shutterfly, Inc.*	25,497	1,088,212

		3,149,607

Leisure Products (0.5%)
Arctic Cat, Inc.	8,600	410,994
Brunswick Corp.	59,358	2,688,324
Callaway Golf Co.	52,763	539,238
Smith & Wesson Holding Corp.*	48,135	703,733
Sturm Ruger & Co., Inc.	14,400	861,120

		5,203,409

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A*	12,866	312,000
Carmike Cinemas, Inc.*	15,100	450,886
Central European Media Enterprises Ltd., Class A*	1,300	3,822
Crown Media Holdings, Inc., Class A*	84,711	325,290
Cumulus Media, Inc., Class A*	48,200	333,062
EW Scripps Co., Class A*	20,700	366,804
Gray Television, Inc.*	23,900	247,843
Harte-Hanks, Inc.	16,100	142,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Live Nation Entertainment, Inc.*	95,313	$2,073,058
Loral Space & Communications, Inc.*	10,096	714,090
McClatchy Co., Class A*	22,500	144,450
MDC Partners, Inc., Class A	22,200	506,604
Meredith Corp.	26,700	1,239,681
National CineMedia, Inc.	38,023	570,345
New York Times Co., Class A	80,000	1,369,600
Nexstar Broadcasting Group, Inc., Class A	19,900	746,648
Rentrak Corp.*	6,400	385,792
Scholastic Corp.	22,160	764,077
Sinclair Broadcast Group, Inc., Class A	46,300	1,254,267
World Wrestling Entertainment, Inc., Class A	17,800	514,064

		12,464,707

Multiline Retail (0.1%)
Fred’s, Inc., Class A	35,015	630,620
Gordmans Stores, Inc.	5,800	31,668
Tuesday Morning Corp.*	29,000	410,350

		1,072,638

Specialty Retail (3.2%)
Aeropostale, Inc.*	59,300	297,686
America’s Car-Mart, Inc.*	3,600	132,192
ANN, Inc.*	34,204	1,418,782
Asbury Automotive Group, Inc.*	20,842	1,152,771
Barnes & Noble, Inc.*	21,300	445,170
bebe stores, Inc.	7,600	46,512
Brown Shoe Co., Inc.	27,663	734,176
Buckle, Inc.	17,889	819,316
Cato Corp., Class A	23,623	638,766
Children’s Place Retail Stores, Inc.	15,690	781,519
Conn’s, Inc.*	14,400	559,440
Container Store Group, Inc.*	8,800	298,760
Destination Maternity Corp.	5,500	150,700
Express, Inc.*	63,700	1,011,556
Finish Line, Inc., Class A	40,613	1,100,206
Five Below, Inc.*	22,205	943,268
Francesca’s Holdings Corp.*	24,800	449,872
Genesco, Inc.*	16,957	1,264,484
Group 1 Automotive, Inc.	14,737	967,631
Haverty Furniture Cos., Inc.	13,300	395,010
Hibbett Sports, Inc.*	19,355	1,023,492
Jos. A. Bank Clothiers, Inc.*	17,887	1,150,134
Kirkland’s, Inc.*	1,400	25,886
Lithia Motors, Inc., Class A	16,100	1,070,006
Lumber Liquidators Holdings, Inc.*	16,776	1,573,589
Mattress Firm Holding Corp.*	7,600	363,508
Men’s Wearhouse, Inc.	29,451	1,442,510
Monro Muffler Brake, Inc.	21,604	1,228,836
Office Depot, Inc.*	348,355	1,438,706
Outerwall, Inc.*	19,386	1,405,485
Penske Automotive Group, Inc.	27,700	1,184,452
PEP Boys-Manny, Moe & Jack*	39,777	505,964
Pier 1 Imports, Inc.	71,156	1,343,425
Rent-A-Center, Inc.	34,103	907,140
Restoration Hardware Holdings, Inc.*	12,000	883,080
Select Comfort Corp.*	43,800	791,904
Shoe Carnival, Inc.	6,100	140,544
Sonic Automotive, Inc., Class A	30,125	677,210
Stage Stores, Inc.	21,774	532,374
Stein Mart, Inc.	11,900	166,719
Systemax, Inc.*	10,771	160,596
Tilly’s, Inc., Class A*	9,600	112,320
Vitamin Shoppe, Inc.*	21,000	997,920
Zale Corp.*	19,900	416,109
Zumiez, Inc.*	5,400	130,896

		33,280,622

Textiles, Apparel & Luxury Goods (1.5%)
Columbia Sportswear Co.	9,634	796,250
Crocs, Inc.*	63,734	994,251
G-III Apparel Group Ltd.*	12,100	866,118
Iconix Brand Group, Inc.*	38,631	1,517,039
Jones Group, Inc.	67,394	1,008,888
Kate Spade & Co.*	77,265	2,865,759
Movado Group, Inc.	12,300	560,265
Oxford Industries, Inc.	10,300	805,460
Quiksilver, Inc.*	88,300	663,133
Skechers U.S.A., Inc., Class A*	31,479	1,150,243
Steven Madden Ltd.*	41,140	1,480,217
Tumi Holdings, Inc.*	32,400	733,212
Vera Bradley, Inc.*	13,827	373,191
Wolverine World Wide, Inc.	64,280	1,835,194

		15,649,220

Total Consumer Discretionary		133,404,066

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	1,217,287
Coca-Cola Bottling Co. Consolidated	1,100	93,478
National Beverage Corp.*	10,000	195,100

		1,505,865

Food & Staples Retailing (1.2%)
Andersons, Inc.	21,609	1,280,117
Casey’s General Stores, Inc.	25,413	1,717,665
Chefs’ Warehouse, Inc.*	2,100	44,940
PriceSmart, Inc.	13,052	1,317,338
Rite Aid Corp.*	479,400	3,005,838
Spartan Stores, Inc.	23,270	540,097
SUPERVALU, Inc.*	151,100	1,033,524
Susser Holdings Corp.*	12,200	762,134
United Natural Foods, Inc.*	32,188	2,282,773
Weis Markets, Inc.	8,051	396,512

		12,380,938

Food Products (1.8%)
Annie’s, Inc.*	9,300	373,767
B&G Foods, Inc.	31,800	957,498
Boulder Brands, Inc.*	43,200	761,184
Calavo Growers, Inc.	3,000	106,740
Cal-Maine Foods, Inc.	11,692	734,024
Chiquita Brands International, Inc.*	24,700	307,515
Darling International, Inc.*	100,099	2,003,982
Diamond Foods, Inc.*	12,937	451,889
Farmer Bros Co.*	3,917	77,165
Fresh Del Monte Produce, Inc.	26,804	738,986
Hain Celestial Group, Inc.*	23,080	2,111,128
J&J Snack Foods Corp.	11,703	1,123,137
Lancaster Colony Corp.	13,737	1,365,732
Lifeway Foods, Inc.	13,315	195,730
Pilgrim’s Pride Corp.*	32,100	671,532
Post Holdings, Inc.*	19,700	1,085,864
Sanderson Farms, Inc.	17,293	1,357,328
Seaboard Corp.*	167	437,782
Seneca Foods Corp., Class A*	5,800	182,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Snyder’s-Lance, Inc.	34,640	$976,502
Tootsie Roll Industries, Inc.	13,648	408,606
TreeHouse Foods, Inc.*	24,033	1,730,136

		18,158,811

Household Products (0.2%)
Central Garden & Pet Co., Class A*	18,133	149,960
Harbinger Group, Inc.*	22,000	269,060
Spectrum Brands Holdings, Inc.	14,600	1,163,620
WD-40 Co.	12,027	932,934

		2,515,574

Personal Products (0.2%)
Elizabeth Arden, Inc.*	19,800	584,298
Inter Parfums, Inc.	12,000	434,520
Revlon, Inc., Class A*	8,000	204,400
Synutra International, Inc.*	47,000	314,430

		1,537,648

Tobacco (0.2%)
Universal Corp.	16,753	936,325
Vector Group Ltd.	38,412	827,395

		1,763,720

Total Consumer Staples		37,862,556

Energy (5.6%)
Energy Equipment & Services (2.0%)
Basic Energy Services, Inc.*	18,300	501,603
Bristow Group, Inc.	23,080	1,743,002
C&J Energy Services, Inc.*	31,700	924,372
Cal Dive International, Inc.(b)*	11,898	20,227
CARBO Ceramics, Inc.	13,400	1,849,066
Era Group, Inc.*	13,600	398,616
Exterran Holdings, Inc.	36,800	1,614,784
Forum Energy Technologies, Inc.*	26,600	824,068
Geospace Technologies Corp.*	9,000	595,530
Gulf Island Fabrication, Inc.	8,496	183,598
Gulfmark Offshore, Inc., Class A	19,255	865,320
Helix Energy Solutions Group, Inc.*	70,200	1,613,196
Hercules Offshore, Inc.*	97,424	447,176
Hornbeck Offshore Services, Inc.*	25,534	1,067,576
ION Geophysical Corp.*	105,500	444,155
Key Energy Services, Inc.*	107,572	993,965
Matrix Service Co.*	18,600	628,308
Natural Gas Services Group, Inc.*	9,077	273,581
Newpark Resources, Inc.*	70,202	803,813
North Atlantic Drilling Ltd.	43,684	386,166
Parker Drilling Co.*	102,029	723,386
PHI, Inc. (Non-Voting)*	9,000	398,160
Pioneer Energy Services Corp.*	43,400	562,030
RigNet, Inc.*	7,600	409,108
SEACOR Holdings, Inc.*	13,600	1,175,312
Tesco Corp.*	20,200	373,700
TETRA Technologies, Inc.*	70,061	896,781
Willbros Group, Inc.*	16,798	211,991

		20,928,590

Oil, Gas & Consumable Fuels (3.6%)
Abraxas Petroleum Corp.*	9,800	38,808
Alpha Natural Resources, Inc.*	149,600	635,800
Apco Oil and Gas International, Inc.*	5,155	74,490
Approach Resources, Inc.*	23,400	489,294
Arch Coal, Inc.	151,100	728,302
Athlon Energy, Inc.*	11,900	421,855
Bill Barrett Corp.*	36,802	942,131
Bonanza Creek Energy, Inc.*	19,900	883,560
BPZ Resources, Inc.*	25,055	79,675
Carrizo Oil & Gas, Inc.*	26,003	1,390,120
Clayton Williams Energy, Inc.*	3,400	384,234
Clean Energy Fuels Corp.*	47,059	420,707
Cloud Peak Energy, Inc.*	44,777	946,586
Comstock Resources, Inc.	35,000	799,750
Contango Oil & Gas Co.*	10,649	508,383
Delek U.S. Holdings, Inc.	25,200	731,808
Diamondback Energy, Inc.*	12,100	814,451
Energy XXI Bermuda Ltd.	57,002	1,343,537
EPL Oil & Gas, Inc.*	23,200	895,520
EXCO Resources, Inc.	91,900	514,640
Forest Oil Corp.*	83,900	160,249
FX Energy, Inc.*	12,700	42,418
GasLog Ltd.	20,100	468,129
Goodrich Petroleum Corp.*	17,600	278,432
Green Plains Renewable Energy, Inc.	15,700	470,372
Halcon Resources Corp.*	140,150	606,849
Isramco, Inc.*	1,621	214,799
Jura Energy Corp.*	690	181
KiOR, Inc., Class A*	11,500	6,589
Kodiak Oil & Gas Corp.*	161,600	1,961,824
Magnum Hunter Resources Corp.*	104,900	891,650
Matador Resources Co.*	33,500	820,415
Nordic American Tankers Ltd.	37,501	369,010
Northern Oil and Gas, Inc.*	45,861	670,488
Panhandle Oil and Gas, Inc., Class A	7,800	340,158
PDC Energy, Inc.*	21,161	1,317,484
Penn Virginia Corp.*	35,300	617,397
PetroQuest Energy, Inc.*	27,500	156,750
Rentech, Inc.*	62,700	119,130
Resolute Energy Corp.*	30,500	219,600
Rex Energy Corp.*	24,000	449,040
Rosetta Resources, Inc.*	39,624	1,845,686
RSP Permian, Inc.*	14,056	406,078
Sanchez Energy Corp.*	24,400	722,972
Scorpio Tankers, Inc.	110,000	1,096,700
SemGroup Corp., Class A	25,600	1,681,408
Ship Finance International Ltd.	36,005	647,010
Solazyme, Inc.*	32,400	376,164
Stone Energy Corp.*	32,982	1,384,255
Swift Energy Co.*	34,769	374,114
Synergy Resources Corp.*	33,300	357,975
Targa Resources Corp.	20,665	2,051,208
Teekay Tankers Ltd., Class A	17,157	60,736
Triangle Petroleum Corp.*	36,900	304,056
VAALCO Energy, Inc.*	18,200	155,610
W&T Offshore, Inc.	25,444	440,436
Warren Resources, Inc.*	22,900	109,920
Western Refining, Inc.	33,203	1,281,636
ZaZa Energy Corp.*	21,900	16,471

		36,537,050

Total Energy		57,465,640

Financials (23.0%)
Banks (7.2%)
1st Source Corp.	9,420	302,288
Ameris Bancorp*	9,354	217,948
Ames National Corp.	5,450	120,118
Arrow Financial Corp.	5,371	142,009
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	651,825
Bancorp, Inc./Delaware*	16,500	310,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
BancorpSouth, Inc.	61,300	$1,530,048
Bank of Marin Bancorp/California	2,000	90,040
Bank of the Ozarks, Inc.	22,338	1,520,324
Banner Corp.	12,000	494,520
BBCN Bancorp, Inc.	48,269	827,331
Boston Private Financial Holdings, Inc.	61,370	830,336
Bridge Bancorp, Inc.	4,381	117,016
Bridge Capital Holdings*	13,400	318,384
Bryn Mawr Bank Corp.	4,480	128,710
Camden National Corp.	3,400	140,080
Capital Bank Financial Corp., Class A*	16,800	421,848
Capital City Bank Group, Inc.	6,000	79,680
Cardinal Financial Corp.	20,800	370,864
Cascade Bancorp*	21,700	121,520
Cathay General Bancorp	52,247	1,316,102
Centerstate Banks, Inc.	7,593	82,915
Central Pacific Financial Corp.	8,200	165,640
Chemical Financial Corp.	17,541	569,205
Citizens & Northern Corp.	6,602	130,125
City Holding Co.	14,550	652,713
CNB Financial Corp./Pennsylvania	4,300	76,024
CoBiz Financial, Inc.	16,521	190,322
Columbia Banking System, Inc.	39,385	1,123,260
Community Bank System, Inc.	25,878	1,009,760
Community Trust Bancorp, Inc.	13,296	551,518
CommunityOne Bancorp*	4,972	55,786
CVB Financial Corp.	69,987	1,112,793
Eagle Bancorp, Inc.*	13,750	496,375
Enterprise Financial Services Corp.	5,795	116,306
F.N.B. Corp./Pennsylvania	94,051	1,260,283
Financial Institutions, Inc.	6,500	149,630
First Bancorp, Inc./Maine	4,519	73,660
First Bancorp/North Carolina	8,110	154,090
First Busey Corp.	46,606	270,315
First Commonwealth Financial Corp.	76,813	694,389
First Community Bancshares, Inc./Virginia	7,000	114,520
First Connecticut Bancorp, Inc./Connecticut	15,700	245,862
First Financial Bancorp	47,316	850,742
First Financial Bankshares, Inc.	20,612	1,273,615
First Financial Corp./Indiana	6,000	202,080
First Financial Holdings, Inc.	15,880	994,406
First Interstate Bancsystem, Inc.	6,500	183,430
First Merchants Corp.	20,400	441,456
First Midwest Bancorp, Inc./Illinois	43,668	745,849
First of Long Island Corp.	2,500	101,525
FirstMerit Corp.	109,814	2,287,426
Flushing Financial Corp.	24,842	523,421
German American Bancorp, Inc.	6,200	179,118
Glacier Bancorp, Inc.	47,014	1,366,697
Great Southern Bancorp, Inc.	5,730	172,072
Hancock Holding Co.	54,886	2,011,572
Hanmi Financial Corp.	23,900	556,870
Heartland Financial USA, Inc.	9,400	253,706
Heritage Financial Corp./Washington	2,700	45,684
Home BancShares, Inc./Arkansas	26,500	912,130
Home Federal Bancorp, Inc./Idaho	6,582	102,416
Hudson Valley Holding Corp.	10,400	198,120
IBERIABANK Corp.	22,185	1,556,278
Independent Bank Corp./Massachusetts	19,586	771,101
International Bancshares Corp.	34,190	857,485
Investors Bancorp, Inc.	40,055	1,107,120
Lakeland Bancorp, Inc.	19,800	222,750
Lakeland Financial Corp.	12,400	498,728
MainSource Financial Group, Inc.	13,081	223,685
MB Financial, Inc.	41,451	1,283,323
Merchants Bancshares, Inc./Vermont	2,000	65,220
Metro Bancorp, Inc.*	8,823	186,518
National Bank Holdings Corp., Class A	35,400	710,478
National Penn Bancshares, Inc.	79,791	833,816
NBT Bancorp, Inc.	37,182	909,472
OFG Bancorp	39,100	672,129
Old National Bancorp/Indiana	75,539	1,126,286
OmniAmerican Bancorp, Inc.	5,700	129,903
Pacific Continental Corp.	10,730	147,645
PacWest Bancorp	25,416	1,093,142
Park National Corp.	10,148	780,280
Penns Woods Bancorp, Inc.	1,600	78,048
Peoples Bancorp, Inc./Ohio	7,120	176,078
Pinnacle Financial Partners, Inc.	25,800	967,242
PrivateBancorp, Inc.	44,370	1,353,729
Prosperity Bancshares, Inc.	41,084	2,717,707
Renasant Corp.	16,481	478,773
Republic Bancorp, Inc./Kentucky, Class A	4,600	103,960
S&T Bancorp, Inc.	20,325	481,702
Sandy Spring Bancorp, Inc.	19,851	495,878
Sierra Bancorp	6,966	110,899
Simmons First National Corp., Class A	10,800	402,516
Southside Bancshares, Inc.	12,498	392,187
Southwest Bancorp, Inc./Oklahoma	10,257	181,139
State Bank Financial Corp.	23,200	410,408
Sterling Bancorp/Delaware	56,593	716,467
Sterling Financial Corp./Washington	19,700	656,601
Suffolk Bancorp*	4,762	106,193
Sun Bancorp, Inc./New Jersey*	76,900	258,384
Susquehanna Bancshares, Inc.	127,137	1,448,090
SY Bancorp, Inc.	7,000	221,480
Texas Capital Bancshares, Inc.*	26,123	1,696,428
Tompkins Financial Corp.	9,900	484,704
TowneBank/Virginia	16,700	259,017
Trico Bancshares	4,516	117,100
Trustmark Corp.	42,980	1,089,543
UMB Financial Corp.	21,518	1,392,215
Umpqua Holdings Corp.	73,104	1,362,659
Union First Market Bankshares Corp.	29,755	756,372
United Bankshares, Inc./West Virginia	43,305	1,325,999
United Community Banks, Inc./Georgia*	23,900	463,899
Univest Corp. of Pennsylvania	4,334	88,934
ViewPoint Financial Group, Inc.	25,560	737,406
Washington Banking Co.	6,200	110,236
Washington Trust Bancorp, Inc.	9,900	370,953
Webster Financial Corp.	56,165	1,744,485
WesBanco, Inc.	18,898	601,523
Westamerica Bancorp	17,874	966,626
Western Alliance Bancorp*	51,260	1,260,996
Wilshire Bancorp, Inc.	45,700	507,270
Wintrust Financial Corp.	24,912	1,212,218

		74,230,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.5%)
Apollo Investment Corp.	144,691	$1,202,382
Arlington Asset Investment Corp., Class A	1,300	34,424
BGC Partners, Inc., Class A	70,100	458,454
BlackRock Kelso Capital Corp.	45,469	416,951
Calamos Asset Management, Inc., Class A	3,371	43,587
Capital Southwest Corp.	8,460	293,731
Cohen & Steers, Inc.	14,609	582,169
Diamond Hill Investment Group, Inc.	913	120,005
Evercore Partners, Inc., Class A	20,411	1,127,708
Fifth Street Finance Corp.	81,809	773,913
Financial Engines, Inc.	32,600	1,655,428
FXCM, Inc., Class A	20,100	296,877
GAMCO Investors, Inc., Class A	4,300	333,895
GFI Group, Inc.	28,500	101,175
Gladstone Capital Corp.	7,801	78,634
Gladstone Investment Corp.	2,804	23,189
Golub Capital BDC, Inc.	23,900	426,376
Greenhill & Co., Inc.	20,700	1,075,986
Hercules Technology Growth Capital, Inc.	42,307	595,260
HFF, Inc., Class A	21,300	715,893
ICG Group, Inc.*	26,300	537,046
INTL FCStone, Inc.*	4,400	82,764
Investment Technology Group, Inc.*	26,900	543,380
Janus Capital Group, Inc.	101,100	1,098,957
JMP Group, Inc.	5,900	41,949
KCG Holdings, Inc., Class A*	61,246	730,665
Ladenburg Thalmann Financial Services, Inc.*	128,000	386,560
Main Street Capital Corp.	25,600	841,216
MCG Capital Corp.	26,936	102,087
Medallion Financial Corp.	1,430	18,890
Medley Capital Corp.	26,200	356,582
MVC Capital, Inc.	11,500	155,825
New Mountain Finance Corp.	21,200	308,460
NGP Capital Resources Co.	10,141	68,553
Oppenheimer Holdings, Inc., Class A	4,300	120,615
PennantPark Investment Corp.	46,058	508,941
Piper Jaffray Cos.*	11,300	517,540
Prospect Capital Corp.	189,895	2,050,866
Pzena Investment Management, Inc., Class A	30,111	354,406
Safeguard Scientifics, Inc.*	8,200	181,876
Solar Capital Ltd.	26,800	583,704
Stifel Financial Corp.*	40,686	2,024,535
SWS Group, Inc.*	6,183	46,249
TCP Capital Corp.	22,022	364,464
THL Credit, Inc.	18,500	255,300
TICC Capital Corp.	24,300	237,654
Triangle Capital Corp.	16,100	416,829
Virtus Investment Partners, Inc.*	4,278	740,821
Walter Investment Management Corp.*	25,102	748,793
Westwood Holdings Group, Inc.	2,097	131,461
WisdomTree Investments, Inc.*	68,000	892,160

		25,805,185

Consumer Finance (0.7%)
Cash America International, Inc.	17,938	694,559
Credit Acceptance Corp.*	5,700	810,255
DFC Global Corp.*	608	5,369
Encore Capital Group, Inc.*	15,600	712,920
EZCORP, Inc., Class A*	37,296	402,424
First Cash Financial Services, Inc.*	20,968	1,058,045
Green Dot Corp., Class A*	17,100	333,963
Nelnet, Inc., Class A	16,369	669,492
Portfolio Recovery Associates, Inc.*	34,248	1,981,589
Springleaf Holdings, Inc.*	15,000	377,250
World Acceptance Corp.*	7,381	554,166

		7,600,032

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	26,012	1,540,431
NewStar Financial, Inc.*	18,000	249,480
PHH Corp.*	44,915	1,160,604
PICO Holdings, Inc.*	17,775	461,972

		3,412,487

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	946,415
American Equity Investment Life Holding Co.	49,493	1,169,025
AMERISAFE, Inc.	14,200	623,522
AmTrust Financial Services, Inc.	21,417	805,493
Argo Group International Holdings Ltd.	21,932	1,006,679
Baldwin & Lyons, Inc., Class B	4,123	108,394
Citizens, Inc./Texas*	17,349	128,383
CNO Financial Group, Inc.	151,501	2,742,168
Donegal Group, Inc., Class A	6,844	99,786
eHealth, Inc.*	14,900	756,920
Employers Holdings, Inc.	19,701	398,551
Enstar Group Ltd.*	6,488	884,379
FBL Financial Group, Inc., Class A	3,700	160,284
First American Financial Corp.	70,600	1,874,430
Global Indemnity plc*	10,400	273,936
Greenlight Capital Reinsurance Ltd., Class A*	23,193	760,730
Hilltop Holdings, Inc.*	42,000	999,180
Horace Mann Educators Corp.	32,637	946,473
Infinity Property & Casualty Corp.	7,352	497,216
Kansas City Life Insurance Co.	2,806	135,249
Maiden Holdings Ltd.	43,061	537,401
Meadowbrook Insurance Group, Inc.	14,777	86,150
Montpelier Reinsurance Holdings Ltd.	32,893	978,896
National Interstate Corp.	8,000	214,480
National Western Life Insurance Co., Class A	1,600	391,200
Navigators Group, Inc.*	8,503	521,999
OneBeacon Insurance Group Ltd., Class A	9,800	151,508
Phoenix Cos., Inc.*	1,030	53,302
Platinum Underwriters Holdings Ltd.	18,627	1,119,483
Primerica, Inc.	38,600	1,818,446
RLI Corp.	30,296	1,340,295
Safety Insurance Group, Inc.	10,875	585,619
Selective Insurance Group, Inc.	43,532	1,015,166
State Auto Financial Corp.	8,534	181,860
Stewart Information Services Corp.	12,627	443,586
Symetra Financial Corp.	49,600	983,072
United Fire Group, Inc.	20,164	611,977

		26,351,653

Real Estate Investment Trusts (REITs) (7.8%)
Acadia Realty Trust (REIT)	32,673	861,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
AG Mortgage Investment Trust, Inc. (REIT)	6,000	$105,060
Agree Realty Corp. (REIT)	112	3,406
Alexander’s, Inc. (REIT)	1,775	640,757
Altisource Residential Corp. (REIT)	34,800	1,098,288
American Assets Trust, Inc. (REIT)	24,218	817,115
American Capital Mortgage Investment Corp. (REIT)	41,874	785,975
American Realty Capital Properties, Inc. (REIT)	289,505	4,058,860
Anworth Mortgage Asset Corp. (REIT)	93,511	463,815
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,000	415,750
Apollo Residential Mortgage, Inc. (REIT)	19,700	319,731
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,094,330
Ashford Hospitality Prime, Inc. (REIT)	140	2,117
Ashford Hospitality Trust, Inc. (REIT)	43,700	492,499
Associated Estates Realty Corp. (REIT)	30,124	510,301
Campus Crest Communities, Inc. (REIT)	44,700	387,996
Capstead Mortgage Corp. (REIT)	63,337	801,846
Cedar Realty Trust, Inc. (REIT)	5,546	33,886
Chambers Street Properties (REIT)	168,600	1,310,022
Chatham Lodging Trust (REIT)	14,400	291,168
Chesapeake Lodging Trust (REIT)	27,900	717,867
Colony Financial, Inc. (REIT)	44,846	984,370
CoreSite Realty Corp. (REIT)	14,400	446,400
Cousins Properties, Inc. (REIT)	113,906	1,306,502
CubeSmart (REIT)	87,968	1,509,531
CYS Investments, Inc. (REIT)	119,475	986,863
DCT Industrial Trust, Inc. (REIT)	189,400	1,492,472
DiamondRock Hospitality Co. (REIT)	123,698	1,453,451
DuPont Fabros Technology, Inc. (REIT)	43,200	1,039,824
Dynex Capital, Inc. (REIT)	9,900	88,605
EastGroup Properties, Inc. (REIT)	21,827	1,373,137
Education Realty Trust, Inc. (REIT)	79,494	784,606
Empire State Realty Trust, Inc. (REIT), Class A	51,100	772,121
EPR Properties (REIT)	30,114	1,607,786
Equity One, Inc. (REIT)	39,386	879,883
Excel Trust, Inc. (REIT)	22,400	284,032
FelCor Lodging Trust, Inc. (REIT)	74,272	671,419
First Industrial Realty Trust, Inc. (REIT)	69,230	1,337,524
First Potomac Realty Trust (REIT)	31,244	403,672
Franklin Street Properties Corp. (REIT)	55,099	694,247
GEO Group, Inc. (REIT)	46,842	1,510,186
Getty Realty Corp. (REIT)	14,020	264,838
Gladstone Commercial Corp. (REIT)	1,900	32,946
Glimcher Realty Trust (REIT)	98,632	989,279
Government Properties Income Trust (REIT)	37,066	934,063
Healthcare Realty Trust, Inc. (REIT)	63,558	1,534,926
Hersha Hospitality Trust (REIT)	122,477	714,041
Highwoods Properties, Inc. (REIT)	58,995	2,265,998
Hudson Pacific Properties, Inc. (REIT)	25,500	588,285
Inland Real Estate Corp. (REIT)	57,908	610,929
Invesco Mortgage Capital, Inc. (REIT)	92,694	1,526,670
Investors Real Estate Trust (REIT)	60,196	540,560
iStar Financial, Inc. (REIT)*	51,000	752,760
Kite Realty Group Trust (REIT)	81,029	486,174
LaSalle Hotel Properties (REIT)	63,240	1,980,044
Lexington Realty Trust (REIT)	106,086	1,157,398
LTC Properties, Inc. (REIT)	21,469	807,878
Medical Properties Trust, Inc. (REIT)	103,912	1,329,034
Monmouth Real Estate Investment Corp. (REIT), Class A	15,351	146,449
National Health Investors, Inc. (REIT)	17,028	1,029,513
New Residential Investment Corp. (REIT)	171,400	1,108,958
New York Mortgage Trust, Inc. (REIT)	46,600	362,548
NorthStar Realty Finance Corp. (REIT)	183,319	2,958,769
One Liberty Properties, Inc. (REIT)	10,000	213,200
Parkway Properties, Inc./Maryland (REIT)	45,017	821,560
Pebblebrook Hotel Trust (REIT)	42,843	1,446,808
Pennsylvania Real Estate Investment Trust (REIT)	44,352	800,554
PennyMac Mortgage Investment Trust (REIT)	42,545	1,016,826
Potlatch Corp. (REIT)	29,144	1,127,581
PS Business Parks, Inc. (REIT)	11,580	968,320
RAIT Financial Trust (REIT)	41,800	354,882
Ramco-Gershenson Properties Trust (REIT)	41,400	674,820
Redwood Trust, Inc. (REIT)	63,891	1,295,709
Resource Capital Corp. (REIT)	74,994	417,717
Retail Opportunity Investments Corp. (REIT)	45,000	672,300
RLJ Lodging Trust (REIT)	85,200	2,278,248
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,268,542
Sabra Health Care REIT, Inc. (REIT)	26,683	744,189
Saul Centers, Inc. (REIT)	2,700	127,872
Select Income REIT (REIT)	14,500	438,915
Sovran Self Storage, Inc. (REIT)	20,062	1,473,554
STAG Industrial, Inc. (REIT)	25,300	609,730
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	1,247,358
Summit Hotel Properties, Inc. (REIT)	38,900	360,992
Sun Communities, Inc. (REIT)	24,928	1,124,004
Sunstone Hotel Investors, Inc. (REIT)	112,521	1,544,913
Terreno Realty Corp. (REIT)	14,100	266,631
Universal Health Realty Income Trust (REIT)	10,250	432,960
Urstadt Biddle Properties, Inc. (REIT), Class A	11,389	235,297
Washington Real Estate Investment Trust (REIT)	48,017	1,146,646
Winthrop Realty Trust (REIT)	11,200	129,808

		80,201,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	29,200	$1,242,752
AV Homes, Inc.*	3,200	57,888
Consolidated-Tomoka Land Co.	3,200	128,896
Forestar Group, Inc.*	31,321	557,514
Kennedy-Wilson Holdings, Inc.	40,000	900,400
Tejon Ranch Co.*	5,902	199,664

		3,087,114

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	70,553	975,042
BankFinancial Corp.	17,421	173,862
Beneficial Mutual Bancorp, Inc.*	12,854	169,544
Berkshire Hills Bancorp, Inc.	22,894	592,497
BofI Holding, Inc.*	7,700	660,275
Brookline Bancorp, Inc.	60,777	572,519
Capitol Federal Financial, Inc.	100,900	1,266,295
Clifton Bancorp, Inc.	14,712	172,425
Dime Community Bancshares, Inc.	18,101	307,355
ESB Financial Corp.	7,866	102,809
ESSA Bancorp, Inc.	6,139	66,731
Essent Group Ltd.*	14,100	316,686
EverBank Financial Corp.	54,500	1,075,285
Farmer Mac, Class C	6,000	199,500
Franklin Financial Corp./Virginia*	12,500	244,500
Home Loan Servicing Solutions Ltd.	47,100	1,017,360
Kearny Financial Corp.*	19,316	285,490
MGIC Investment Corp.*	221,087	1,883,661
Northfield Bancorp, Inc.	39,383	506,465
Northwest Bancshares, Inc.	68,410	998,786
OceanFirst Financial Corp.	6,700	118,523
Oritani Financial Corp.	28,850	456,119
Provident Financial Services, Inc.	38,216	702,028
Radian Group, Inc.	120,000	1,803,600
Rockville Financial, Inc.	12,000	163,080
Territorial Bancorp, Inc.	6,595	142,452
TrustCo Bank Corp.	70,354	495,292
United Financial Bancorp, Inc.	7,845	144,270
Walker & Dunlop, Inc.*	4,845	79,216
WSFS Financial Corp.	5,800	414,294

		16,105,961

Total Financials		236,794,367

Health Care (13.3%)
Biotechnology (4.1%)
ACADIA Pharmaceuticals, Inc.*	47,500	1,155,675
Achillion Pharmaceuticals, Inc.*	59,900	197,071
Acorda Therapeutics, Inc.*	25,135	952,868
Aegerion Pharmaceuticals, Inc.*	19,500	899,340
Alnylam Pharmaceuticals, Inc.*	36,001	2,417,107
AMAG Pharmaceuticals, Inc.*	16,400	317,340
Amicus Therapeutics, Inc.*	25,300	52,371
Anacor Pharmaceuticals, Inc.*	15,700	314,157
Arena Pharmaceuticals, Inc.*	140,334	884,104
ArQule, Inc.*	34,815	71,371
Array BioPharma, Inc.*	68,919	323,919
AVEO Pharmaceuticals, Inc.*	20,900	31,246
Cell Therapeutics, Inc.*	80,500	273,700
Celldex Therapeutics, Inc.*	56,278	994,432
Cepheid, Inc.*	41,649	2,148,255
Chelsea Therapeutics International Ltd.*	48,600	268,272
Clovis Oncology, Inc.*	10,200	706,554
Curis, Inc.*	41,400	116,748
Cytokinetics, Inc.*	8,853	84,104
Dendreon Corp.*	109,600	327,704
Dyax Corp.*	75,068	674,111
Dynavax Technologies Corp.*	157,500	283,500
Emergent Biosolutions, Inc.*	13,500	341,145
Enzon Pharmaceuticals, Inc.	18,400	18,952
Exact Sciences Corp.*	38,300	542,711
Exelixis, Inc.*	128,986	456,610
Galena Biopharma, Inc.*	63,400	158,500
Genomic Health, Inc.*	13,012	342,736
Geron Corp.*	75,011	156,023
GTx, Inc.*	14,400	22,032
Halozyme Therapeutics, Inc.*	55,035	698,945
Idenix Pharmaceuticals, Inc.*	59,700	359,991
ImmunoGen, Inc.*	55,068	822,165
Immunomedics, Inc.*	45,500	191,555
Infinity Pharmaceuticals, Inc.*	32,400	385,236
Insmed, Inc.*	22,700	432,208
Intercept Pharmaceuticals, Inc.*	4,700	1,550,013
InterMune, Inc.*	56,534	1,892,193
Intrexon Corp.*	7,100	186,659
Ironwood Pharmaceuticals, Inc.*	64,800	798,336
Isis Pharmaceuticals, Inc.*	69,698	3,011,651
Keryx Biopharmaceuticals, Inc.*	56,500	962,760
KYTHERA Biopharmaceuticals, Inc.*	6,700	266,392
Lexicon Pharmaceuticals, Inc.*	121,679	210,505
Ligand Pharmaceuticals, Inc., Class B*	12,326	829,047
MannKind Corp.*	120,800	485,616
Merrimack Pharmaceuticals, Inc.*	59,900	301,896
MiMedx Group, Inc.*	57,000	349,410
Momenta Pharmaceuticals, Inc.*	31,728	369,631
Navidea Biopharmaceuticals, Inc.*	24,800	45,880
Neurocrine Biosciences, Inc.*	47,900	771,190
NewLink Genetics Corp.*	11,300	320,920
Novavax, Inc.*	118,159	535,260
NPS Pharmaceuticals, Inc.*	63,922	1,913,185
OPKO Health, Inc.*	124,000	1,155,680
Orexigen Therapeutics, Inc.*	51,303	333,470
PDL BioPharma, Inc.	104,627	869,450
Progenics Pharmaceuticals, Inc.*	36,900	150,921
Prothena Corp. plc*	8,800	337,128
Puma Biotechnology, Inc.*	15,000	1,562,100
Raptor Pharmaceutical Corp.*	37,800	378,000
Repligen Corp.*	19,500	250,770
Rigel Pharmaceuticals, Inc.*	48,840	189,499
Sangamo BioSciences, Inc.*	34,000	614,720
Sarepta Therapeutics, Inc.*	21,600	519,048
SIGA Technologies, Inc.*	17,752	55,031
Spectrum Pharmaceuticals, Inc.*	43,065	337,630
Synageva BioPharma Corp.*	11,600	962,452
Synergy Pharmaceuticals, Inc.*	50,000	265,500
Targacept, Inc.*	9,200	43,700
Tesaro, Inc.*	9,100	268,268
Threshold Pharmaceuticals, Inc.*	26,000	123,760
Vanda Pharmaceuticals, Inc.*	20,600	334,750
Vical, Inc.*	50,100	64,629
XOMA Corp.*	47,900	249,559
ZIOPHARM Oncology, Inc.*	69,600	318,768

		42,608,135

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.*	16,862	655,594
ABIOMED, Inc.*	28,350	738,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Accuray, Inc.*	34,747	$333,571
Align Technology, Inc.*	45,376	2,350,023
Alphatec Holdings, Inc.*	21,509	32,263
Analogic Corp.	8,616	707,460
AngioDynamics, Inc.*	16,200	255,150
Anika Therapeutics, Inc.*	7,500	308,250
Antares Pharma, Inc.*	104,000	364,000
ArthroCare Corp.*	21,600	1,040,904
AtriCure, Inc.*	13,000	244,530
Atrion Corp.	1,000	306,140
Cantel Medical Corp.	23,175	781,461
Cardiovascular Systems, Inc.*	14,200	451,418
Cerus Corp.*	45,500	218,400
CONMED Corp.	17,787	772,845
CryoLife, Inc.	33,968	338,321
Cyberonics, Inc.*	19,634	1,281,118
Cynosure, Inc., Class A*	12,814	375,450
DexCom, Inc.*	47,108	1,948,387
Endologix, Inc.*	36,100	464,607
GenMark Diagnostics, Inc.*	22,900	227,626
Globus Medical, Inc., Class A*	37,000	983,830
Greatbatch, Inc.*	14,818	680,443
Haemonetics Corp.*	32,708	1,065,954
HeartWare International, Inc.*	10,200	956,556
ICU Medical, Inc.*	9,545	571,555
Insulet Corp.*	36,278	1,720,303
Integra LifeSciences Holdings Corp.*	15,144	696,473
Invacare Corp.	28,116	536,172
Masimo Corp.*	31,838	869,496
Meridian Bioscience, Inc.	25,677	559,502
Merit Medical Systems, Inc.*	28,107	401,930
Natus Medical, Inc.*	19,400	500,520
Neogen Corp.*	23,967	1,077,317
NuVasive, Inc.*	27,409	1,052,780
NxStage Medical, Inc.*	52,800	672,672
OraSure Technologies, Inc.*	42,586	339,410
Orthofix International N.V.*	12,400	373,860
Quidel Corp.*	19,500	532,350
Rockwell Medical, Inc.*	17,400	220,284
RTI Surgical, Inc.*	30,449	124,232
Spectranetics Corp.*	24,400	739,564
STAAR Surgical Co.*	20,900	392,920
STERIS Corp.	40,170	1,918,117
SurModics, Inc.*	13,221	298,795
Symmetry Medical, Inc.*	31,916	321,075
Thoratec Corp.*	38,800	1,389,428
Tornier N.V.*	17,600	373,472
Unilife Corp.*	60,300	245,421
Vascular Solutions, Inc.*	10,268	268,919
Volcano Corp.*	42,624	840,119
West Pharmaceutical Services, Inc.	42,928	1,890,978
Wright Medical Group, Inc.*	25,059	778,583
Zeltiq Aesthetics, Inc.*	11,000	215,710

		37,804,492

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	24,000	1,082,880
Air Methods Corp.*	27,000	1,442,610
Almost Family, Inc.*	3,900	90,090
Amedisys, Inc.*	15,634	232,790
AMN Healthcare Services, Inc.*	31,600	434,184
Amsurg Corp.*	19,862	935,103
Bio-Reference Labs, Inc.*	21,430	593,182
BioScrip, Inc.*	38,300	267,334
Capital Senior Living Corp.*	23,100	600,369
Centene Corp.*	34,783	2,165,242
Chemed Corp.	10,890	974,110
Chindex International, Inc.*	12,896	246,056
Corvel Corp.*	8,200	408,032
Cross Country Healthcare, Inc.*	19,695	158,939
Emeritus Corp.*	27,306	858,501
Ensign Group, Inc.	10,800	471,312
ExamWorks Group, Inc.*	19,900	696,699
Five Star Quality Care, Inc.*	700	3,402
Gentiva Health Services, Inc.*	24,241	221,078
Hanger, Inc.*	21,509	724,423
HealthSouth Corp.	59,106	2,123,678
Healthways, Inc.*	18,947	324,752
IPC The Hospitalist Co., Inc.*	10,384	509,647
Kindred Healthcare, Inc.	33,469	783,844
Landauer, Inc.	6,300	285,579
LHC Group, Inc.*	7,243	159,781
Magellan Health Services, Inc.*	18,315	1,086,995
Molina Healthcare, Inc.*	20,610	774,112
MWI Veterinary Supply, Inc.*	7,892	1,228,153
National Healthcare Corp.	7,200	401,544
National Research Corp., Class A*	6,025	99,955
Owens & Minor, Inc.#	40,500	1,418,715
PharMerica Corp.*	19,000	531,620
Providence Service Corp.*	5,523	156,190
Select Medical Holdings Corp.	24,103	300,082
Skilled Healthcare Group, Inc., Class A*	17,400	91,698
Surgical Care Affiliates, Inc.*	7,000	215,250
Team Health Holdings, Inc.*	46,500	2,080,875
Triple-S Management Corp., Class B*	13,836	223,313
U.S. Physical Therapy, Inc.	8,807	304,458
Universal American Corp.	13,150	92,970
WellCare Health Plans, Inc.*	27,784	1,764,840

		27,564,387

Health Care Technology (1.0%)
athenahealth, Inc.*	22,781	3,650,427
Computer Programs & Systems, Inc.	7,602	491,089
HealthStream, Inc.*	13,000	347,100
HMS Holdings Corp.*	61,029	1,162,603
MedAssets, Inc.*	36,682	906,412
Medidata Solutions, Inc.*	36,000	1,956,240
Merge Healthcare, Inc.*	19,400	47,336
Omnicell, Inc.*	28,055	802,934
Quality Systems, Inc.	30,276	511,059
Vocera Communications, Inc.*	13,100	213,923

		10,089,123

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	46,100	328,693
Cambrex Corp.*	19,500	367,965
Fluidigm Corp.*	14,900	656,643
Furiex Pharmaceuticals, Inc.*	4,100	356,700
Luminex Corp.*	27,419	496,558
Pacific Biosciences of California, Inc.*	14,900	79,715
PAREXEL International Corp.*	37,337	2,019,558

		4,305,832

Pharmaceuticals (1.4%)
Akorn, Inc.*	43,400	954,800
Auxilium Pharmaceuticals, Inc.*	38,257	1,039,825
AVANIR Pharmaceuticals, Inc., Class A*	98,300	360,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	43,100	$187,916
Depomed, Inc.*	34,300	497,350
Endocyte, Inc.*	12,800	304,768
Hi-Tech Pharmacal Co., Inc.*	8,100	350,973
Horizon Pharma, Inc.*	32,000	483,840
Impax Laboratories, Inc.*	43,766	1,156,298
Lannett Co., Inc.*	10,400	371,488
Medicines Co.*	41,787	1,187,587
Nektar Therapeutics*	80,386	974,278
Omeros Corp.*	18,500	223,295
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	15,900	1,112,841
Pozen, Inc.*	15,286	122,288
Prestige Brands Holdings, Inc.*	36,000	981,000
Questcor Pharmaceuticals, Inc.	33,200	2,155,676
Repros Therapeutics, Inc.*	14,200	251,908
Sagent Pharmaceuticals, Inc.*	12,000	280,440
Sciclone Pharmaceuticals, Inc.*	25,200	114,660
Supernus Pharmaceuticals, Inc.*	700	6,258
TherapeuticsMD, Inc.*	53,500	337,585
Vivus, Inc.*	73,827	438,532
Zogenix, Inc.*	61,100	173,830

		14,071,497

Total Health Care		136,443,466

Industrials (14.5%)
Aerospace & Defense (1.8%)
AAR Corp.	33,512	869,636
Aerovironment, Inc.*	11,821	475,795
American Science & Engineering, Inc.	7,277	488,796
Astronics Corp.*	9,600	608,736
Astronics Corp., Class B*	1,260	79,506
Cubic Corp.	12,186	622,339
Curtiss-Wright Corp.	28,817	1,831,032
DigitalGlobe, Inc.*	50,465	1,463,990
Engility Holdings, Inc.*	11,600	522,580
Esterline Technologies Corp.*	19,387	2,065,491
GenCorp, Inc.*	41,500	758,205
HEICO Corp.	42,472	2,555,116
KEYW Holding Corp.*	12,200	228,262
Moog, Inc., Class A*	31,253	2,047,384
National Presto Industries, Inc.	600	46,824
Orbital Sciences Corp.*	38,387	1,070,997
Taser International, Inc.*	33,600	614,544
Teledyne Technologies, Inc.*	23,854	2,321,710

		18,670,943

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	21,700	170,345
Atlas Air Worldwide Holdings, Inc.*	20,727	731,041
Forward Air Corp.	19,340	891,768
Hub Group, Inc., Class A*	26,833	1,073,052
UTi Worldwide, Inc.	61,500	651,285
XPO Logistics, Inc.*	29,576	869,830

		4,387,321

Airlines (0.6%)
Allegiant Travel Co.	9,677	1,083,147
Hawaiian Holdings, Inc.*	32,200	449,512
JetBlue Airways Corp.*	150,589	1,308,619
Republic Airways Holdings, Inc.*	20,700	189,198
SkyWest, Inc.	34,815	444,239
Spirit Airlines, Inc.*	40,800	2,423,520

		5,898,235

Building Products (0.7%)
AAON, Inc.	19,200	535,104
Apogee Enterprises, Inc.	21,400	711,122
Gibraltar Industries, Inc.*	17,300	326,451
Griffon Corp.	26,843	320,506
Nortek, Inc.*	5,500	452,155
Quanex Building Products Corp.	33,467	692,098
Simpson Manufacturing Co., Inc.	25,919	915,718
Trex Co., Inc.*	11,800	863,288
Universal Forest Products, Inc.	15,654	866,292
USG Corp.*	52,400	1,714,528

		7,397,262

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	40,632	1,167,763
ACCO Brands Corp.*	78,886	485,938
Brink’s Co.	29,600	845,080
Deluxe Corp.	30,461	1,598,288
EnerNOC, Inc.*	10,300	229,484
Ennis, Inc.	14,456	239,536
G&K Services, Inc., Class A	12,482	763,524
Healthcare Services Group, Inc.	47,369	1,376,543
Herman Miller, Inc.	41,791	1,342,745
HNI Corp.	30,741	1,123,891
Interface, Inc.	40,298	828,124
Kimball International, Inc., Class B	12,000	217,320
Knoll, Inc.	39,158	712,284
McGrath RentCorp.	19,645	686,789
Mobile Mini, Inc.	24,495	1,062,103
MSA Safety, Inc.	19,907	1,134,699
Multi-Color Corp.	3,100	108,500
NL Industries, Inc.	6,545	70,948
Quad/Graphics, Inc.	18,000	422,100
Schawk, Inc.	12,600	251,874
SP Plus Corp.*	4,010	105,343
Steelcase, Inc., Class A	66,472	1,104,100
Team, Inc.*	14,800	634,328
Tetra Tech, Inc.#*	45,537	1,347,440
U.S. Ecology, Inc.	12,300	456,576
UniFirst Corp.	9,705	1,066,968
United Stationers, Inc.	26,672	1,095,419
Viad Corp.	14,724	353,965
West Corp.	14,400	344,592

		21,176,264

Construction & Engineering (0.9%)
Aegion Corp.*	34,662	877,295
Argan, Inc.	1,230	36,568
Comfort Systems USA, Inc.	32,243	491,383
Dycom Industries, Inc.*	25,516	806,561
EMCOR Group, Inc.	46,999	2,199,083
Furmanite Corp.*	10,900	107,038
Granite Construction, Inc.	29,073	1,160,885
Great Lakes Dredge & Dock Corp.*	28,800	262,944
MasTec, Inc.*	38,062	1,653,413
MYR Group, Inc.*	10,000	253,200
Primoris Services Corp.	21,700	650,566
Tutor Perini Corp.*	23,995	687,937

		9,186,873

Electrical Equipment (1.6%)
Acuity Brands, Inc.	27,402	3,632,683
AZZ, Inc.	20,986	937,655
Brady Corp., Class A	37,141	1,008,378
Capstone Turbine Corp.*	186,600	397,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Encore Wire Corp.	17,428	$845,432
EnerSys, Inc.	31,639	2,192,266
Franklin Electric Co., Inc.	33,552	1,426,631
Generac Holdings, Inc.	34,900	2,058,053
General Cable Corp.	33,700	863,057
GrafTech International Ltd.*	79,100	863,772
II-VI, Inc.*	42,786	660,188
Polypore International, Inc.*	31,600	1,081,036
Powell Industries, Inc.	5,300	343,440
Thermon Group Holdings, Inc.*	18,400	426,512
Vicor Corp.*	7,000	71,400

		16,807,961

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	930,952

Machinery (3.2%)
Actuant Corp., Class A	52,613	1,796,734
Alamo Group, Inc.	2,500	135,825
Albany International Corp., Class A	18,891	671,386
Altra Industrial Motion Corp.	22,700	810,390
American Railcar Industries, Inc.	5,800	406,174
Astec Industries, Inc.	15,843	695,666
Barnes Group, Inc.	35,606	1,369,763
Blount International, Inc.*	35,433	421,653
Briggs & Stratton Corp.	33,744	750,804
Chart Industries, Inc.*	19,421	1,544,941
CIRCOR International, Inc.	11,109	814,623
CLARCOR, Inc.	29,974	1,719,009
Columbus McKinnon Corp.*	11,300	302,727
EnPro Industries, Inc.*	12,954	941,367
ESCO Technologies, Inc.	16,952	596,541
Federal Signal Corp.*	44,600	664,540
Gorman-Rupp Co.	16,837	535,248
Greenbrier Cos., Inc.*	16,300	743,280
Hyster-Yale Materials Handling, Inc.	7,100	692,250
John Bean Technologies Corp.	25,631	791,998
Kadant, Inc.	3,700	134,939
L.B. Foster Co., Class A	3,600	168,660
Lindsay Corp.	8,175	720,871
Meritor, Inc.*	77,735	952,254
Middleby Corp.*	11,698	3,090,729
Mueller Industries, Inc.	38,114	1,143,039
Mueller Water Products, Inc., Class A	103,693	985,083
PMFG, Inc.*	200	1,194
Proto Labs, Inc.*	11,600	784,972
RBC Bearings, Inc.*	17,000	1,082,900
Rexnord Corp.*	20,500	594,090
Standex International Corp.	9,079	486,453
Sun Hydraulics Corp.	15,750	682,132
Tennant Co.	11,231	736,978
Titan International, Inc.	37,100	704,529
TriMas Corp.*	26,900	893,080
Wabash National Corp.*	47,300	650,848
Watts Water Technologies, Inc., Class A	21,259	1,247,691
Woodward, Inc.	42,933	1,783,007

		33,248,368

Marine (0.1%)
International Shipholding Corp.	1,869	55,023
Matson, Inc.	28,900	713,541
Scorpio Bulkers, Inc.*	80,708	815,958

		1,584,522

Professional Services (1.4%)
Acacia Research Corp.	35,341	540,010
Advisory Board Co.*	23,284	1,495,997
Barrett Business Services, Inc.	2,500	148,925
Corporate Executive Board Co.	21,504	1,596,242
Exponent, Inc.	8,423	632,230
FTI Consulting, Inc.*	30,900	1,030,206
Huron Consulting Group, Inc.*	14,744	934,475
ICF International, Inc.*	13,700	545,397
Insperity, Inc.	17,787	551,041
Kelly Services, Inc., Class A	14,134	335,400
Kforce, Inc.	22,900	488,228
Korn/Ferry International*	37,552	1,117,923
Navigant Consulting, Inc.*	42,332	789,915
On Assignment, Inc.*	27,100	1,045,789
Pendrell Corp.*	59,000	107,970
Resources Connection, Inc.	41,095	579,029
RPX Corp.*	21,900	356,532
TrueBlue, Inc.*	24,015	702,679
VSE Corp.	725	38,207
WageWorks, Inc.*	16,915	949,101

		13,985,296

Road & Rail (0.5%)
Arkansas Best Corp.	17,400	642,930
Heartland Express, Inc.	29,355	666,065
Knight Transportation, Inc.	37,550	868,531
Marten Transport Ltd.	3,350	72,092
Roadrunner Transportation Systems, Inc.*	2,400	60,576
Saia, Inc.*	13,800	527,298
Swift Transportation Co.*	58,200	1,440,450
Werner Enterprises, Inc.	35,366	902,187
YRC Worldwide, Inc.*	17,400	391,500

		5,571,629

Trading Companies & Distributors (1.0%)
Aceto Corp.	8,900	178,801
Aircastle Ltd.	46,355	898,360
Applied Industrial Technologies, Inc.	30,888	1,490,037
Beacon Roofing Supply, Inc.*	32,276	1,247,790
CAI International, Inc.*	3,700	91,279
DXP Enterprises, Inc.*	6,100	579,073
H&E Equipment Services, Inc.*	21,000	849,450
Kaman Corp.	16,392	666,827
Rush Enterprises, Inc., Class A*	22,200	721,056
TAL International Group, Inc.*	20,800	891,696
Textainer Group Holdings Ltd.	14,400	551,088
Watsco, Inc.	16,687	1,667,198

		9,832,655

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	27,900	614,079

Total Industrials		149,292,360

Information Technology (17.6%)
Communications Equipment (1.8%)
ADTRAN, Inc	37,906	925,285
ARRIS Group, Inc.*	73,603	2,074,133
Aruba Networks, Inc.*	79,616	1,492,800
Aviat Networks, Inc.*	15,237	24,227
Black Box Corp.	12,043	293,127
CalAmp Corp.*	23,700	660,519
Ciena Corp.*	70,600	1,605,444
Comtech Telecommunications Corp.	10,800	344,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	8,400	$85,260
Emulex Corp.*	79,657	588,665
Extreme Networks, Inc.*	57,500	333,500
Finisar Corp.*	66,800	1,770,868
Harmonic, Inc.*	86,459	617,317
Infinera Corp.*	86,261	783,250
InterDigital, Inc.	28,425	941,152
Ixia*	38,263	478,287
NETGEAR, Inc.*	31,829	1,073,592
Oplink Communications, Inc.*	5,500	98,780
Plantronics, Inc.	31,259	1,389,463
Ruckus Wireless, Inc.*	29,500	358,720
ShoreTel, Inc.*	37,200	319,920
Sonus Networks, Inc.*	163,241	550,122
Ubiquiti Networks, Inc.*	8,100	368,307
ViaSat, Inc.*	27,140	1,873,746

		19,050,572

Electronic Equipment, Instruments & Components (2.8%)
Anixter International, Inc.	17,958	1,823,096
Audience, Inc.*	1,600	20,000
Badger Meter, Inc.	13,430	739,993
Belden, Inc.	28,935	2,013,876
Benchmark Electronics, Inc.*	34,748	787,042
Checkpoint Systems, Inc.*	32,811	440,324
Cognex Corp.*	59,606	2,018,259
Coherent, Inc.*	16,952	1,107,813
CTS Corp.	22,600	471,888
Daktronics, Inc.	20,600	296,434
Electro Scientific Industries, Inc.	8,700	85,695
Fabrinet*	18,500	384,245
FARO Technologies, Inc.*	10,567	560,051
FEI Co.	28,173	2,902,382
GSI Group, Inc.*	8,500	111,010
Insight Enterprises, Inc.*	31,443	789,534
InvenSense, Inc.*	38,400	908,928
Itron, Inc.*	26,800	952,472
Kemet Corp.*	15,100	87,731
Littelfuse, Inc.	15,249	1,427,916
Measurement Specialties, Inc.*	11,100	753,135
Mercury Systems, Inc.*	4,500	59,445
Methode Electronics, Inc.	26,500	812,490
MTS Systems Corp.	10,502	719,282
Multi-Fineline Electronix, Inc.*	4,500	57,600
Newport Corp.*	27,187	562,227
OSI Systems, Inc.*	15,768	943,873
Park Electrochemical Corp.	15,472	462,149
Plexus Corp.*	21,775	872,524
RadiSys Corp.*	8,142	29,230
RealD, Inc.*	500	5,585
Rofin-Sinar Technologies, Inc.*	24,925	597,203
Rogers Corp.*	13,684	854,155
Sanmina Corp.*	63,800	1,113,310
ScanSource, Inc.*	23,039	939,300
SYNNEX Corp.*	15,862	961,396
TTM Technologies, Inc.*	9,162	77,419
Universal Display Corp.*	26,560	847,530
Viasystems Group, Inc.*	9,846	123,272
Zygo Corp.*	7,100	107,849

		28,827,663

Internet Software & Services (2.7%)
Angie’s List, Inc.*	25,300	308,154
Bankrate, Inc.*	32,929	557,817
Bazaarvoice, Inc.*	3,400	24,820
Blucora, Inc.*	26,800	527,692
comScore, Inc.*	23,363	766,073
Constant Contact, Inc.*	16,146	394,931
Conversant, Inc.*	52,124	1,467,291
Cornerstone OnDemand, Inc.*	27,300	1,306,851
CoStar Group, Inc.*	18,236	3,405,391
Dealertrack Technologies, Inc.*	28,864	1,419,820
Demandware, Inc.*	10,900	698,254
Digital River, Inc.*	35,331	615,819
EarthLink Holdings Corp.	78,533	283,504
Envestnet, Inc.*	16,000	642,880
Internap Network Services Corp.*	18,600	131,688
Intralinks Holdings, Inc.*	2,100	21,483
j2 Global, Inc.	33,278	1,665,564
Limelight Networks, Inc.*	89,400	194,892
Liquidity Services, Inc.*	16,800	437,640
LivePerson, Inc.*	34,100	411,587
LogMeIn, Inc.*	15,500	695,795
Monster Worldwide, Inc.*	86,300	645,524
Move, Inc.*	29,550	341,598
NIC, Inc.	46,855	904,770
OpenTable, Inc.*	17,300	1,330,889
Perficient, Inc.*	21,700	393,204
QuinStreet, Inc.*	8,100	53,784
RealNetworks, Inc.*	12,125	91,907
SciQuest, Inc.*	9,700	262,046
Shutterstock, Inc.*	4,900	355,789
SPS Commerce, Inc.*	9,600	589,920
Stamps.com, Inc.*	7,300	244,988
Trulia, Inc.*	16,200	537,840
Unwired Planet, Inc.*	43,601	94,614
Vistaprint N.V.*	20,900	1,028,698
Web.com Group, Inc.*	28,400	966,452
WebMD Health Corp.*	17,500	724,500
Yelp, Inc.*	20,200	1,553,986
Zillow, Inc., Class A*	14,100	1,242,210

		27,340,665

IT Services (2.2%)
Acxiom Corp.*	50,069	1,722,123
CACI International, Inc., Class A*	14,759	1,089,214
Cardtronics, Inc.*	31,600	1,227,660
Cass Information Systems, Inc.	7,381	380,564
CIBER, Inc.*	18,400	84,272
Convergys Corp.	77,200	1,691,452
CSG Systems International, Inc.	21,665	564,157
EPAM Systems, Inc.*	14,800	486,920
Euronet Worldwide, Inc.*	33,726	1,402,664
EVERTEC, Inc.	20,000	494,000
ExlService Holdings, Inc.*	22,100	683,111
Forrester Research, Inc.	7,400	265,290
Global Cash Access Holdings, Inc.*	40,400	277,144
Hackett Group, Inc.	2,719	16,260
Heartland Payment Systems, Inc.	27,137	1,124,829
Higher One Holdings, Inc.*	800	5,784
iGATE Corp.*	19,000	599,260
Lionbridge Technologies, Inc.*	9,700	65,087
ManTech International Corp., Class A	18,541	545,291
MAXIMUS, Inc.	44,868	2,012,778
MoneyGram International, Inc.*	6,575	116,049
Sapient Corp.*	83,569	1,425,687
ServiceSource International, Inc.*	41,400	349,416
Sykes Enterprises, Inc.*	35,099	697,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Syntel, Inc.*	12,582	$1,131,122
TeleTech Holdings, Inc.*	12,125	297,184
Unisys Corp.*	34,464	1,049,773
Virtusa Corp.*	13,800	462,438
WEX, Inc.*	24,802	2,357,430

		22,624,376

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	26,403	646,873
Ambarella, Inc.*	11,500	307,165
ANADIGICS, Inc.*	15,900	27,030
Applied Micro Circuits Corp.*	44,200	437,580
ATMI, Inc.*	20,470	696,185
Axcelis Technologies, Inc.*	11,000	23,650
Brooks Automation, Inc.	59,550	650,881
Cabot Microelectronics Corp.*	16,920	744,480
Cavium, Inc.*	35,400	1,548,042
CEVA, Inc.*	5,200	91,312
Cirrus Logic, Inc.*	45,967	913,364
Cypress Semiconductor Corp.*	99,600	1,022,892
Diodes, Inc.*	29,708	775,973
Entegris, Inc.*	100,746	1,220,034
Entropic Communications, Inc.*	745	3,047
Exar Corp.*	19,132	228,627
FormFactor, Inc.*	11,495	73,453
GT Advanced Technologies, Inc.*	78,400	1,336,720
Hittite Microwave Corp.	21,915	1,381,522
Inphi Corp.*	1,000	16,090
Integrated Device Technology, Inc.*	89,300	1,092,139
Intermolecular, Inc.*	13,100	36,680
International Rectifier Corp.*	49,300	1,350,820
Intersil Corp., Class A	90,700	1,171,844
IXYS Corp.	12,100	137,335
Lattice Semiconductor Corp.*	96,400	755,776
MA-COM Technology Solutions Holdings, Inc.*	7,300	150,015
MaxLinear, Inc., Class A*	1,600	15,168
Micrel, Inc.	25,875	286,695
Microsemi Corp.*	61,627	1,542,524
MKS Instruments, Inc.	33,872	1,012,434
Monolithic Power Systems, Inc.*	22,496	872,170
Nanometrics, Inc.*	3,900	70,083
NVE Corp.*	1,643	93,717
OmniVision Technologies, Inc.*	41,618	736,639
PDF Solutions, Inc.*	14,600	265,282
Pericom Semiconductor Corp.*	11,900	93,177
Photronics, Inc.*	35,600	303,668
PMC-Sierra, Inc.*	138,200	1,051,702
Power Integrations, Inc.	18,524	1,218,509
Rambus, Inc.*	72,100	775,075
RF Micro Devices, Inc.*	212,846	1,677,226
Rudolph Technologies, Inc.*	5,100	58,191
Semtech Corp.*	46,296	1,173,141
Sigma Designs, Inc.*	659	3,137
Spansion, Inc., Class A*	36,900	642,798
SunEdison, Inc.*	164,300	3,095,412
SunPower Corp.*	27,500	887,150
Synaptics, Inc.*	23,437	1,406,689
Tessera Technologies, Inc.	43,710	1,032,867
TriQuint Semiconductor, Inc.*	99,365	1,330,497
Ultratech, Inc.*	17,324	505,688
Veeco Instruments, Inc.*	30,694	1,286,999

		38,276,167

Software (4.0%)
Accelrys, Inc.*	31,958	398,197
ACI Worldwide, Inc.*	25,472	1,507,688
Actuate Corp.*	10,403	62,626
Advent Software, Inc.	27,014	793,131
Aspen Technology, Inc.*	58,100	2,461,116
Blackbaud, Inc.	32,187	1,007,453
Bottomline Technologies (DE), Inc.*	23,491	825,709
BroadSoft, Inc.*	16,600	443,718
Callidus Software, Inc.*	25,000	313,000
CommVault Systems, Inc.*	32,214	2,092,299
Comverse, Inc.*	15,600	539,448
Ebix, Inc.	19,000	324,330
Ellie Mae, Inc.*	15,400	444,136
EPIQ Systems, Inc.	19,600	267,148
Fair Isaac Corp.	25,627	1,417,686
FleetMatics Group plc*	11,100	371,295
Guidewire Software, Inc.*	28,400	1,393,020
Imperva, Inc.*	13,700	763,090
Infoblox, Inc.*	33,900	680,034
Interactive Intelligence Group, Inc.*	10,000	725,000
Manhattan Associates, Inc.*	49,800	1,744,494
Mentor Graphics Corp.	69,118	1,521,978
MicroStrategy, Inc., Class A*	6,309	727,996
Monotype Imaging Holdings, Inc.	26,300	792,682
NetScout Systems, Inc.*	27,454	1,031,721
Pegasystems, Inc.	10,425	368,211
Progress Software Corp.*	31,977	697,099
Proofpoint, Inc.*	11,300	419,004
PROS Holdings, Inc.*	14,900	469,499
PTC, Inc.*	79,245	2,807,650
Qlik Technologies, Inc.*	60,800	1,616,672
RealPage, Inc.*	31,500	572,040
SeaChange International, Inc.*	9,800	102,312
SS&C Technologies Holdings, Inc.*	39,500	1,580,790
Synchronoss Technologies, Inc.*	16,634	570,380
Take-Two Interactive Software, Inc.*	53,356	1,170,097
Tangoe, Inc.*	19,200	356,928
TiVo, Inc.*	92,067	1,218,046
Tyler Technologies, Inc.*	20,177	1,688,411
Ultimate Software Group, Inc.*	18,170	2,489,290
VASCO Data Security International, Inc.*	8,300	62,582
Verint Systems, Inc.*	35,751	1,677,794
VirnetX Holding Corp.*	28,000	397,040

		40,912,840

Technology Hardware, Storage & Peripherals (0.4%)
Cray, Inc.*	25,400	947,928
Electronics for Imaging, Inc.*	33,652	1,457,468
Fusion-io, Inc.*	51,500	541,780
QLogic Corp.*	69,400	884,850
Quantum Corp.*	33,581	40,969
Super Micro Computer, Inc.*	13,500	234,495

		4,107,490

Total Information Technology		181,139,773

Materials (4.8%)
Chemicals (2.3%)
A. Schulman, Inc.	21,143	766,645
Advanced Emissions Solutions, Inc.*	12,800	314,112
American Vanguard Corp.	16,000	346,400
Axiall Corp.	43,800	1,967,496
Balchem Corp.	19,085	994,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Calgon Carbon Corp.*	35,038	$764,880
Chemtura Corp.*	59,200	1,497,168
Ferro Corp.*	52,173	712,683
Flotek Industries, Inc.*	36,700	1,022,095
H.B. Fuller Co.	28,859	1,393,313
Hawkins, Inc.	3,900	143,286
Innophos Holdings, Inc.	14,913	845,567
Innospec, Inc.	17,400	787,002
Intrepid Potash, Inc.*	37,100	573,566
Koppers Holdings, Inc.	16,713	689,077
Kraton Performance Polymers, Inc.*	23,400	611,676
LSB Industries, Inc.*	14,100	527,622
Minerals Technologies, Inc.	21,250	1,371,900
Olin Corp.	47,003	1,297,753
OM Group, Inc.	21,487	713,798
OMNOVA Solutions, Inc.*	19,100	198,258
PolyOne Corp.	63,600	2,331,576
Quaker Chemical Corp.	9,100	717,353
Sensient Technologies Corp.	29,425	1,659,864
Stepan Co.	12,488	806,225
Tredegar Corp.	17,129	394,139
Zep, Inc.	8,500	150,450

		23,598,614

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	603,697
Texas Industries, Inc.*	12,026	1,077,770

		1,681,467

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	37,500	868,125
Graphic Packaging Holding Co.*	111,353	1,131,346
Myers Industries, Inc.	22,900	456,168

		2,455,639

Metals & Mining (1.3%)
AK Steel Holding Corp.*	78,700	568,214
Allied Nevada Gold Corp.*	64,000	275,840
AMCOL International Corp.	14,849	679,787
Century Aluminum Co.*	31,700	418,757
Coeur Mining, Inc.*	65,236	606,043
Commercial Metals Co.	79,200	1,495,296
General Moly, Inc.*	30,000	29,700
Globe Specialty Metals, Inc.	49,200	1,024,344
Haynes International, Inc.	9,533	514,782
Hecla Mining Co.	199,429	612,247
Horsehead Holding Corp.*	32,667	549,459
Kaiser Aluminum Corp.	13,791	984,953
Materion Corp.	8,845	300,111
Molycorp, Inc.*	84,000	393,960
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	20,086	557,989
Schnitzer Steel Industries, Inc., Class A	18,000	519,300
Stillwater Mining Co.*	75,678	1,120,791
SunCoke Energy, Inc.*	50,910	1,162,784
U.S. Silica Holdings, Inc.	14,500	553,465
Walter Energy, Inc.	42,400	320,544
Worthington Industries, Inc.	34,580	1,322,685

		14,011,051

Paper & Forest Products (0.8%)
Clearwater Paper Corp.*	15,638	980,033
Deltic Timber Corp.	9,253	603,573
KapStone Paper and Packaging Corp.*	54,972	1,585,393
Louisiana-Pacific Corp.*	89,148	1,503,927
Neenah Paper, Inc.	10,700	553,404
P.H. Glatfelter Co.	28,215	768,012
Resolute Forest Products, Inc.*	37,500	753,375
Schweitzer-Mauduit International, Inc.	22,164	943,965
Wausau Paper Corp.	35,600	453,188

		8,144,870

Total Materials		49,891,641

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	57,000	616,170
Atlantic Tele-Network, Inc.	6,800	448,256
Cbeyond, Inc.*	16,808	121,858
Cincinnati Bell, Inc.*	118,537	410,138
Cogent Communications Group, Inc.	30,225	1,073,894
Consolidated Communications Holdings, Inc.	34,117	682,681
Hawaiian Telcom Holdco, Inc.*	600	17,094
HickoryTech Corp.	300	3,837
IDT Corp., Class B	9,800	163,268
inContact, Inc.*	33,500	321,600
Inteliquent, Inc.	34,727	504,584
Iridium Communications, Inc.*	26,700	200,517
Lumos Networks Corp.	12,760	170,601
magicJack VocalTec Ltd.*	10,600	225,038
Premiere Global Services, Inc.*	32,552	392,577
Straight Path Communications, Inc., Class B*	5,350	39,376
Towerstream Corp.*	56,200	132,070
Vonage Holdings Corp.*	64,300	274,561

		5,798,120

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	168,822
Leap Wireless International, Inc.(b)*	44,800	112,896
NII Holdings, Inc.*	116,500	138,635
NTELOS Holdings Corp.	2,600	35,100
Shenandoah Telecommunications Co.	21,724	701,468
USA Mobility, Inc.	16,800	305,256

		1,462,177

Total Telecommunication Services		7,260,297

Utilities (3.1%)
Electric Utilities (1.4%)
ALLETE, Inc.	25,023	1,311,706
Cleco Corp.	40,881	2,067,761
El Paso Electric Co.	21,946	784,131
Empire District Electric Co.	30,023	730,159
IDACORP, Inc.	32,108	1,781,031
MGE Energy, Inc.	23,179	909,312
NRG Yield, Inc., Class A	14,700	581,091
Otter Tail Corp.	22,725	699,703
PNM Resources, Inc.	48,881	1,321,253
Portland General Electric Co.	46,832	1,514,547
UIL Holdings Corp.	32,231	1,186,423
Unitil Corp.	6,500	213,460
UNS Energy Corp.	23,543	1,413,286

		14,513,863

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	7,500	473,700
Laclede Group, Inc.	22,152	1,044,467
New Jersey Resources Corp.	26,711	1,330,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Natural Gas Co.	19,342	$851,241
Piedmont Natural Gas Co., Inc.#	47,777	1,690,828
South Jersey Industries, Inc.	20,976	1,176,544
Southwest Gas Corp.	31,836	1,701,634
WGL Holdings, Inc.	32,725	1,310,964

		9,579,586

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	2,130	6,177
Dynegy, Inc.*	67,700	1,688,438
Ormat Technologies, Inc.	8,000	240,080
Pattern Energy Group, Inc.	9,300	252,309

		2,187,004

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,130,954
Black Hills Corp.	25,719	1,482,700
NorthWestern Corp.	26,578	1,260,595

		3,874,249

Water Utilities (0.2%)
American States Water Co.	23,758	767,146
California Water Service Group	33,500	801,990
SJW Corp.	7,800	230,568

		1,799,704

Total Utilities		31,954,406

Total Common Stocks (99.3%) (Cost $554,248,653)		1,021,508,572

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15(b)	$19,200	18,432

Total Financials		18,432

Total Corporate Bonds		18,432

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		18,432

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Central European Media Enterprises Ltd., expiring 4/25/14(b)*†	20	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	34,056	22,136

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	10,000	—

Total Health Care		22,136

Total Rights (0.0%) (Cost $—)		22,136

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	10,490	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (99.3%) (Cost $554,267,853)		1,021,549,140
Other Assets Less Liabilities (0.7%)		7,494,255

Net Assets (100%)		$1,029,043,395

*	Non-income producing.

†	Securities (totaling $3,300 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,390,898.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	55	June-14	$6,471,411	$6,437,750	$(33,661)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$133,404,066	$—	$—		$133,404,066
Consumer Staples	37,862,556	—	—		37,862,556
Energy	57,465,640	—	—		57,465,640
Financials	236,794,367	—	—		236,794,367
Health Care	136,440,166	—	3,300		136,443,466
Industrials	149,212,854	79,506	—		149,292,360
Information Technology	181,139,773	—	—		181,139,773
Materials	49,891,641	—	—	(b)	49,891,641
Telecommunication Services	7,147,401	112,896	—		7,260,297
Utilities	31,954,406	—	—		31,954,406
Corporate Bonds
Financials	—	18,432	—		18,432
Rights
Consumer Discretionary	—	—	—	(b)	—
Health Care	22,136	—	—	(b)	22,136
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,021,335,006	$210,834	$3,300		$1,021,549,140

Liabilities:
Futures	$(33,661)	$—	$—		$(33,661)

Total Liabilities	$(33,661)	$—	$—		$(33,661)

Total	$1,021,301,345	$210,834	$3,300		$1,021,515,479

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,918,578
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,021,046

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$488,768,473
Aggregate gross unrealized depreciation	(25,793,844)

Net unrealized appreciation	$462,974,629

Federal income tax cost of investments	$558,574,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.7%)
Auto Components (0.8%)
Delphi Automotive plc	70,200	$4,763,772

Automobiles (0.9%)
Harley-Davidson, Inc.	35,677	2,376,445
Tesla Motors, Inc.*	16,267	3,390,856

		5,767,301

Hotels, Restaurants & Leisure (6.8%)
Carnival plc	59,521	2,271,205
Chipotle Mexican Grill, Inc.*	11,189	6,355,911
Las Vegas Sands Corp.	98,465	7,954,003
Marriott International, Inc., Class A	37,681	2,110,890
MGM Resorts International*	208,616	5,394,810
Starbucks Corp.	122,632	8,998,736
Starwood Hotels & Resorts Worldwide, Inc.	47,164	3,754,254
Wynn Macau Ltd.	676,800	2,817,713
Wynn Resorts Ltd.	13,400	2,976,810

		42,634,332

Household Durables (0.7%)
D.R. Horton, Inc.	103,223	2,234,778
Lennar Corp., Class A	58,847	2,331,518

		4,566,296

Internet & Catalog Retail (9.2%)
Amazon.com, Inc.*	86,102	28,975,045
Ctrip.com International Ltd. (ADR)*	77,995	3,932,508
Netflix, Inc.*	14,930	5,255,808
priceline.com, Inc.*	16,564	19,742,466

		57,905,827

Media (1.9%)
Charter Communications, Inc., Class A*	13,188	1,624,762
Discovery Communications, Inc., Class C*	30,954	2,385,315
Twenty-First Century Fox, Inc., Class A	117,569	3,758,681
Walt Disney Co.	50,928	4,077,805

		11,846,563

Multiline Retail (0.3%)
Dollar Tree, Inc.*	28,751	1,500,227

Specialty Retail (5.6%)
AutoZone, Inc.*	12,714	6,828,689
CarMax, Inc.*	106,268	4,973,342
Home Depot, Inc.	89,953	7,117,981
Lowe’s Cos., Inc.	164,596	8,048,744
Ross Stores, Inc.	43,863	3,138,398
Tractor Supply Co.	73,658	5,202,465

		35,309,619

Textiles, Apparel & Luxury Goods (1.5%)
Hanesbrands, Inc.	11,400	871,872
NIKE, Inc., Class B	45,600	3,368,016
Prada S.p.A.	110,100	861,609
Under Armour, Inc., Class A*	38,723	4,439,205

		9,540,702

Total Consumer Discretionary		173,834,639

Consumer Staples (4.0%)
Beverages (1.1%)
PepsiCo, Inc.	78,832	6,582,472

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	33,210	3,708,893
CVS Caremark Corp.	92,396	6,916,764
Whole Foods Market, Inc.	73,780	3,741,384

		14,367,041

Food Products (0.3%)
Nestle S.A. (Registered)	27,004	2,034,721

Household Products (0.3%)
Procter & Gamble Co.	25,559	2,060,055

Total Consumer Staples		25,044,289

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Concho Resources, Inc.*	25,136	3,079,160
EQT Corp.	30,620	2,969,222
Pioneer Natural Resources Co.	38,502	7,205,264
Range Resources Corp.	60,361	5,008,152

Total Energy		18,261,798

Financials (7.4%)
Capital Markets (2.0%)
BlackRock, Inc.	10,400	3,270,592
Invesco Ltd.	79,997	2,959,889
State Street Corp.	40,800	2,837,640
TD Ameritrade Holding Corp.	101,118	3,432,956

		12,501,077

Consumer Finance (1.0%)
American Express Co.	69,601	6,266,178

Diversified Financial Services (0.3%)
IntercontinentalExchange Group, Inc.	10,561	2,089,283

Real Estate Investment Trusts (REITs) (4.1%)
American Tower Corp. (REIT)	145,557	11,916,751
Crown Castle International Corp. (REIT)	187,874	13,861,344

		25,778,095

Total Financials		46,634,633

Health Care (12.6%)
Biotechnology (8.1%)
Alexion Pharmaceuticals, Inc.*	36,124	5,495,544
Biogen Idec, Inc.*	42,474	12,991,522
Celgene Corp.*	36,690	5,121,924
Gilead Sciences, Inc.*	238,660	16,911,448
Incyte Corp.*	39,800	2,130,096
Pharmacyclics, Inc.*	19,621	1,966,417
Regeneron Pharmaceuticals, Inc.*	9,703	2,913,617
Vertex Pharmaceuticals, Inc.*	41,597	2,941,740

		50,472,308

Health Care Equipment & Supplies (0.8%)
IDEXX Laboratories, Inc.*	26,921	3,268,209
Stryker Corp.	21,887	1,783,134

		5,051,343

Health Care Providers & Services (2.7%)
Humana, Inc.	6,700	755,224
McKesson Corp.	66,532	11,747,555
UnitedHealth Group, Inc.	55,292	4,533,391

		17,036,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.0%)
Valeant Pharmaceuticals International, Inc.*	49,155	$6,480,104

Total Health Care		79,039,925

Industrials (14.0%)
Aerospace & Defense (4.7%)
Boeing Co.	73,196	9,185,366
Precision Castparts Corp.	54,362	13,740,539
United Technologies Corp.	53,300	6,227,572

		29,153,477

Air Freight & Logistics (0.7%)
FedEx Corp.	32,900	4,361,224

Airlines (1.7%)
American Airlines Group, Inc.*	136,400	4,992,240
Delta Air Lines, Inc.	68,063	2,358,383
United Continental Holdings, Inc.*	72,997	3,257,856

		10,608,479

Commercial Services & Supplies (0.6%)
Tyco International Ltd.	86,200	3,654,880

Electrical Equipment (0.9%)
Roper Industries, Inc.	44,506	5,941,996

Industrial Conglomerates (2.2%)
Danaher Corp.	182,432	13,682,400

Machinery (0.7%)
Flowserve Corp.	18,800	1,472,792
Wabtec Corp.	39,600	3,069,000

		4,541,792

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	19,876	1,429,482
Kansas City Southern	61,818	6,309,145
Union Pacific Corp.	18,228	3,420,666

		11,159,293

Trading Companies & Distributors (0.7%)
Fastenal Co.	60,483	2,983,022
W.W. Grainger, Inc.	5,912	1,493,726

		4,476,748

Total Industrials		87,580,289

Information Technology (25.1%)
Communications Equipment (1.0%)
Juniper Networks, Inc.*	111,094	2,861,781
QUALCOMM, Inc.	43,316	3,415,900

		6,277,681

Internet Software & Services (10.9%)
Akamai Technologies, Inc.*	39,189	2,281,192
Baidu, Inc. (ADR)*	38,836	5,917,830
eBay, Inc.*	72,073	3,981,312
Facebook, Inc., Class A*	120,300	7,246,872
Google, Inc., Class A*	34,800	38,784,948
LinkedIn Corp., Class A*	24,153	4,466,856
NAVER Corp.	4,695	3,418,024
Tencent Holdings Ltd.	34,500	2,402,097

		68,499,131

IT Services (6.9%)
Alliance Data Systems Corp.*	9,411	2,564,027
Cognizant Technology Solutions Corp., Class A*	103,414	5,233,783
Fiserv, Inc.*	42,006	2,381,320
MasterCard, Inc., Class A	205,290	15,335,163
Visa, Inc., Class A	80,527	17,382,558

		42,896,851

Semiconductors & Semiconductor Equipment (0.8%)
ASML Holding N.V.	51,600	4,817,376

Software (3.6%)
Concur Technologies, Inc.*	17,400	1,723,818
NetSuite, Inc.*	18,189	1,724,863
Red Hat, Inc.*	54,631	2,894,350
Salesforce.com, Inc.*	141,179	8,059,909
ServiceNow, Inc.*	49,347	2,956,872
VMware, Inc., Class A*	29,500	3,186,590
Workday, Inc., Class A*	24,601	2,249,270

		22,795,672

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	21,082	11,315,553
Stratasys Ltd.*	6,300	668,367

		11,983,920

Total Information Technology		157,270,631

Materials (3.7%)
Chemicals (3.4%)
Ecolab, Inc.	66,580	7,189,974
FMC Corp.	25,243	1,932,604
Praxair, Inc.	37,177	4,869,072
Sherwin-Williams Co.	35,875	7,072,039

		21,063,689

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	17,117	2,196,967

Total Materials		23,260,656

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
SBA Communications Corp., Class A*	29,620	2,694,235
SoftBank Corp.	76,600	5,777,128

Total Telecommunication Services		8,471,363

Total Investments (98.8%) (Cost $367,595,205)		619,398,223
Other Assets Less Liabilities (1.2%)		7,351,369

Net Assets (100%)		$626,749,592

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$167,884,112	$5,950,527	$—	$173,834,639
Consumer Staples	23,009,568	2,034,721	—	25,044,289
Energy	18,261,798	—	—	18,261,798
Financials	46,634,633	—	—	46,634,633
Health Care	79,039,925	—	—	79,039,925
Industrials	87,580,289	—	—	87,580,289
Information Technology	151,450,510	5,820,121	—	157,270,631
Materials	23,260,656	—	—	23,260,656
Telecommunication Services	2,694,235	5,777,128	—	8,471,363

Total Assets	$599,815,726	$19,582,497	$—	$619,398,223

Total Liabilities	$—	$—	$—	$—

Total	$599,815,726	$19,582,497	$—	$619,398,223

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government securities	$79,528,512
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government securities	$70,896,058

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,536,178
Aggregate gross unrealized depreciation	(1,300,595)

Net unrealized appreciation	$251,235,583

Federal income tax cost of investments	$368,162,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (1.2%)
Aisin Seiki Co., Ltd.	1,700	$61,231
BorgWarner, Inc.	1,935	118,944
Bridgestone Corp.	5,600	198,319
Cie Generale des Etablissements Michelin	44,068	5,520,042
Continental AG	944	226,208
Delphi Automotive plc	2,351	159,539
Denso Corp.	4,100	196,292
GKN plc	14,268	92,883
Goodyear Tire & Rubber Co.	2,105	55,004
Hyundai Mobis	10,768	3,194,118
Johnson Controls, Inc.	5,618	265,844
Koito Manufacturing Co., Ltd.	1,000	16,895
NGK Spark Plug Co., Ltd.	2,000	44,855
NHK Spring Co., Ltd.	1,400	12,953
NOK Corp.	900	14,682
Nokian Renkaat Oyj	958	38,823
Pirelli & C. S.p.A.	2,049	32,195
Stanley Electric Co., Ltd.	1,100	24,358
Sumitomo Rubber Industries Ltd.	1,400	17,882
Toyoda Gosei Co., Ltd.	600	11,492
Toyota Boshoku Corp.	700	7,088
Toyota Industries Corp.	1,400	67,135
Valeo S.A.	635	89,571
Yokohama Rubber Co., Ltd.	2,000	18,764

		10,485,117

Automobiles (1.9%)
Bayerische Motoren Werke (BMW) AG	2,814	355,218
Bayerische Motoren Werke (BMW) AG (Preference)	448	42,345
Daihatsu Motor Co., Ltd.	1,700	29,988
Daimler AG (Registered)	8,206	775,508
Fiat S.p.A.*	7,802	90,803
Ford Motor Co.	33,382	520,759
Fuji Heavy Industries Ltd.	5,000	134,985
General Motors Co.	11,042	380,066
Harley-Davidson, Inc.	1,857	123,695
Honda Motor Co., Ltd.	13,800	485,221
Isuzu Motors Ltd.	10,000	57,877
Mazda Motor Corp.	23,100	102,294
Mitsubishi Motors Corp.	5,300	55,374
Nissan Motor Co., Ltd.	661,720	5,889,243
Porsche Automobil Holding SE (Preference)	1,322	135,763
Renault S.A.	1,660	161,731
Suzuki Motor Corp.	3,100	80,757
Toyota Motor Corp.	125,230	7,047,790
Volkswagen AG	254	64,379
Volkswagen AG (Preference)	1,230	318,687
Yamaha Motor Co., Ltd.	2,400	38,168

		16,890,651

Distributors (0.0%)
Genuine Parts Co.	1,305	113,339
Jardine Cycle & Carriage Ltd.	1,000	36,152

		149,491

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	22,897
Graham Holdings Co., Class B	38	26,742
H&R Block, Inc.	2,330	70,343

		119,982

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,386	71,047
Carnival Corp.	3,721	140,877
Carnival plc	1,569	59,870
Chipotle Mexican Grill, Inc.*	264	149,965
Compass Group plc	15,287	233,647
Crown Resorts Ltd.	3,470	53,548
Darden Restaurants, Inc.	1,105	56,090
Echo Entertainment Group Ltd.	6,438	14,638
Flight Centre Travel Group Ltd.	462	22,504
Galaxy Entertainment Group Ltd.*	18,000	157,203
Genting Singapore plc	52,942	56,305
InterContinental Hotels Group plc	2,183	70,262
International Game Technology	2,079	29,231
Marriott International, Inc., Class A	1,856	103,973
McDonald’s Corp.	8,387	822,178
McDonald’s Holdings Co. Japan Ltd.	573	15,404
MGM China Holdings Ltd.	8,400	29,649
Oriental Land Co., Ltd.	400	60,773
Sands China Ltd.	20,796	156,148
Shangri-La Asia Ltd.	13,000	21,349
SJM Holdings Ltd.	17,000	47,970
Sodexo S.A.	816	85,666
Starbucks Corp.	6,398	469,485
Starwood Hotels & Resorts Worldwide, Inc.	1,614	128,474
Tabcorp Holdings Ltd.	6,400	20,281
Tatts Group Ltd.	11,657	31,367
TUI Travel plc	3,893	28,450
Whitbread plc	1,541	106,901
William Hill plc	7,368	41,918
Wyndham Worldwide Corp.	1,070	78,356
Wynn Macau Ltd.	13,600	56,621
Wynn Resorts Ltd.	690	153,284
Yum! Brands, Inc.	3,753	282,939

		3,856,373

Household Durables (0.2%)
Casio Computer Co., Ltd.	1,800	21,259
D.R. Horton, Inc.	2,425	52,501
Electrolux AB	2,072	45,220
Garmin Ltd.	1,036	57,249
Harman International Industries, Inc.	576	61,286
Husqvarna AB, Class B	3,493	24,401
Iida Group Holdings Co., Ltd.	1,100	15,289
Leggett & Platt, Inc.	1,150	37,536
Lennar Corp., Class A	1,490	59,034
Mohawk Industries, Inc.*	514	69,894
Newell Rubbermaid, Inc.	2,345	70,115
Nikon Corp.	3,000	48,225
Panasonic Corp.	18,600	212,194
Persimmon plc*	2,587	58,071
PulteGroup, Inc.	2,904	55,728
Rinnai Corp.	300	26,312
Sekisui Chemical Co., Ltd.	4,000	41,506
Sekisui House Ltd.	4,600	56,995
Sharp Corp.*	12,000	36,440
Sony Corp.	8,700	165,850
Whirlpool Corp.	661	98,793

		1,313,898

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,148	1,059,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ASOS plc*	454	$39,300
Expedia, Inc.	868	62,930
Netflix, Inc.*	506	178,127
priceline.com, Inc.*	441	525,624
Rakuten, Inc.	6,300	83,901
TripAdvisor, Inc.*	934	84,611

		2,033,858

Leisure Products (0.1%)
Hasbro, Inc.	970	53,951
Mattel, Inc.	2,902	116,399
Namco Bandai Holdings, Inc.	1,600	37,787
Sankyo Co., Ltd.	400	16,814
Sega Sammy Holdings, Inc.	1,600	35,763
Shimano, Inc.	700	70,280
Yamaha Corp.	1,400	17,998

		348,992

Media (2.8%)
Axel Springer SE	343	21,969
British Sky Broadcasting Group plc	8,660	131,988
Cablevision Systems Corp.—New York Group, Class A	1,802	30,400
CBS Corp. (Non-Voting), Class B	4,665	288,297
Comcast Corp. (NASDAQ), Class A	102,430	4,994,487
Comcast Corp., Class A	22,062	1,103,541
Dentsu, Inc.	1,861	70,478
DIRECTV*	4,009	306,368
Discovery Communications, Inc., Class A*	1,878	155,311
Eutelsat Communications S.A.	1,148	39,016
Gannett Co., Inc.	1,914	52,826
Hakuhodo DY Holdings, Inc.	2,000	13,924
Interpublic Group of Cos., Inc.	3,623	62,098
ITV plc	32,020	102,409
J.C. Decaux S.A.	526	23,035
Kabel Deutschland Holding AG	195	26,801
Lagardere S.C.A.	896	35,615
News Corp., Class A*	130,159	2,241,338
Omnicom Group, Inc.	2,178	158,123
Pearson plc	7,065	125,283
ProSiebenSat.1 Media AG (Registered)	1,841	84,431
Publicis Groupe S.A.	1,537	139,012
REA Group Ltd.	424	19,179
Reed Elsevier N.V.	5,954	128,843
Reed Elsevier plc	10,058	153,813
RTL Group S.A.	323	36,800
Scripps Networks Interactive, Inc., Class A	922	69,989
SES S.A. (FDR)	2,576	96,182
Singapore Press Holdings Ltd.	14,000	46,731
Sky Deutschland AG*	3,646	31,440
Telenet Group Holding N.V.	407	25,083
Time Warner Cable, Inc.	34,802	4,774,138
Time Warner, Inc.	22,164	1,447,974
Toho Co., Ltd.	1,000	20,140
Twenty-First Century Fox, Inc. Class A	126,344	4,039,218
Viacom, Inc., Class B	3,372	286,586
Walt Disney Co.	40,210	3,219,615
Wolters Kluwer N.V.	2,622	74,057
WPP plc	11,340	234,601

		24,911,139

Multiline Retail (0.7%)
Dollar General Corp.*	2,483	137,757
Dollar Tree, Inc.*	1,753	91,472
Don Quijote Holdings Co., Ltd.	500	25,789
Family Dollar Stores, Inc.	812	47,104
Harvey Norman Holdings Ltd.	5,254	16,090
Isetan Mitsukoshi Holdings Ltd.	3,100	38,560
J. Front Retailing Co., Ltd.	4,000	27,733
Kohl’s Corp.	1,710	97,128
Macy’s, Inc.	45,456	2,695,086
Marks & Spencer Group plc	13,873	104,516
Marui Group Co., Ltd.	1,900	16,401
Next plc	1,299	143,211
Nordstrom, Inc.	1,223	76,377
Takashimaya Co., Ltd.	2,000	18,733
Target Corp.	46,235	2,797,680

		6,333,637

Specialty Retail (1.6%)
ABC-Mart, Inc.	200	8,667
AutoNation, Inc.*	540	28,744
AutoZone, Inc.*	283	151,999
Bed Bath & Beyond, Inc.*	1,809	124,459
Best Buy Co., Inc.	2,305	60,875
CarMax, Inc.*	1,872	87,610
Fast Retailing Co., Ltd.	400	144,805
Foot Locker, Inc.	57,240	2,689,135
GameStop Corp., Class A	988	40,607
Gap, Inc.	2,232	89,414
Hennes & Mauritz AB, Class B	8,068	343,836
Home Depot, Inc.	11,919	943,150
Inditex S.A.	10,494	1,577,297
Kingfisher plc	884,514	6,226,833
L Brands, Inc.	2,061	117,003
Lowe’s Cos., Inc.	8,856	433,058
Nitori Holdings Co., Ltd.	600	25,979
O’Reilly Automotive, Inc.*	900	133,551
PetSmart, Inc.	874	60,210
Ross Stores, Inc.	1,825	130,579
Sanrio Co., Ltd.	400	13,464
Shimamura Co., Ltd.	200	17,283
Staples, Inc.	5,552	62,960
Tiffany & Co.	934	80,464
TJX Cos., Inc.	6,027	365,538
Tractor Supply Co.	1,177	83,132
Urban Outfitters, Inc.*	906	33,042
USS Co., Ltd.	1,900	26,630
Yamada Denki Co., Ltd.	7,500	24,964

		14,125,288

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,762	190,890
Asics Corp.	1,200	23,540
Burberry Group plc	3,790	88,334
Christian Dior S.A.	471	90,802
Cie Financiere Richemont S.A. (Registered), Class A	4,458	426,862
Coach, Inc.	2,348	116,602
Fossil Group, Inc.*	414	48,277
Hugo Boss AG	271	36,092
Kering	657	134,189
Li & Fung Ltd.	50,000	74,124
Luxottica Group S.p.A.	1,409	81,477
LVMH Moet Hennessy Louis Vuitton S.A.	2,168	394,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Michael Kors Holdings Ltd.*	1,509	$140,744
NIKE, Inc., Class B	6,290	464,579
PVH Corp.	696	86,840
Ralph Lauren Corp.	495	79,660
Swatch Group AG	266	167,181
Swatch Group AG (Registered)	373	43,296
VF Corp.	2,984	184,650
Yue Yuen Industrial Holdings Ltd.	6,500	21,208

		2,894,014

Total Consumer Discretionary		83,462,440

Consumer Staples (5.5%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	6,854	720,419
Asahi Group Holdings Ltd.	3,200	89,768
Beam, Inc.	1,405	117,036
Brown-Forman Corp., Class B	1,371	122,965
Carlsberg A/S, Class B	923	91,978
Coca-Cola Amatil Ltd.	4,928	50,428
Coca-Cola Co.	32,070	1,239,826
Coca-Cola Enterprises, Inc.	2,010	95,998
Coca-Cola HBC AG (ADR)	1,740	43,274
Coca-Cola West Co., Ltd.	600	10,459
Constellation Brands, Inc., Class A*	1,412	119,978
Diageo plc	21,430	665,119
Dr. Pepper Snapple Group, Inc.	1,653	90,022
Heineken Holding N.V.	872	56,318
Heineken N.V.	1,989	138,601
Kirin Holdings Co., Ltd.	7,000	97,307
Molson Coors Brewing Co., Class B	1,344	79,108
Monster Beverage Corp.*	1,144	79,451
PepsiCo, Inc.	12,884	1,075,814
Pernod-Ricard S.A.	1,787	208,195
Remy Cointreau S.A.	192	15,423
SABMiller plc	8,145	406,829
Suntory Beverage & Food Ltd.	126,400	4,350,401
Treasury Wine Estates Ltd.	5,506	18,034

		9,982,751

Food & Staples Retailing (2.7%)
Aeon Co., Ltd.	5,200	58,545
Carrefour S.A.	5,175	200,537
Casino Guichard Perrachon S.A.	479	57,096
Colruyt S.A.	650	35,884
Costco Wholesale Corp.	3,722	415,673
CVS Caremark Corp.	111,443	8,342,623
Delhaize Group S.A.	891	65,292
Distribuidora Internacional de Alimentacion S.A.	5,131	46,962
FamilyMart Co., Ltd.	500	21,948
J Sainsbury plc	10,576	55,794
Jeronimo Martins SGPS S.A.	2,150	36,114
Koninklijke Ahold N.V.	8,009	160,985
Kroger Co.	4,386	191,449
Lawson, Inc.	500	35,342
Metcash Ltd.	7,502	18,229
Metro AG	57,190	2,336,584
Olam International Ltd.	14,000	24,757
Safeway, Inc.	1,947	71,922
Seven & I Holdings Co., Ltd.	6,500	247,917
Sysco Corp.	4,956	179,060
Tesco plc	757,213	3,731,893
Walgreen Co.	84,509	5,580,129
Wal-Mart Stores, Inc.	13,694	1,046,632
Wesfarmers Ltd.	9,699	370,686
Whole Foods Market, Inc.	3,145	159,483
WM Morrison Supermarkets plc	18,416	65,457
Woolworths Ltd.	10,601	351,318

		23,908,311

Food Products (0.8%)
Ajinomoto Co., Inc.	5,000	71,625
Archer-Daniels-Midland Co.	5,574	241,856
Aryzta AG*	754	66,663
Associated British Foods plc	3,077	142,688
Barry Callebaut AG (Registered)*	16	21,581
Calbee, Inc.	600	14,160
Campbell Soup Co.	1,515	67,993
ConAgra Foods, Inc.	3,555	110,312
Danone S.A.	4,804	339,802
General Mills, Inc.	5,284	273,817
Golden Agri-Resources Ltd.	65,244	29,876
Hershey Co.	1,261	131,648
Hormel Foods Corp.	1,147	56,513
J.M. Smucker Co.	872	84,793
Kellogg Co.	2,182	136,833
Kerry Group plc, Class A	1,268	96,781
Keurig Green Mountain, Inc.	1,094	115,515
Kikkoman Corp.	1,000	18,838
Kraft Foods Group, Inc.	5,039	282,688
Lindt & Spruengli AG	7	34,699
Lindt & Spruengli AG (Registered)	1	58,875
McCormick & Co., Inc. (Non-Voting)	1,101	78,986
Mead Johnson Nutrition Co.	1,713	142,419
MEIJI Holdings Co., Ltd.	469	29,549
Mondelez International, Inc., Class A	14,394	497,313
Nestle S.A. (Registered)	27,403	2,064,785
Nippon Meat Packers, Inc.	1,000	14,935
Nisshin Seifun Group, Inc.	1,650	18,111
Nissin Foods Holdings Co., Ltd.	500	22,525
Orkla ASA	6,678	56,931
Suedzucker AG	694	19,790
Tate & Lyle plc	4,041	45,027
Toyo Suisan Kaisha Ltd.	1,000	33,335
Tyson Foods, Inc., Class A	2,254	99,199
Unilever N.V. (CVA)	13,911	571,984
Unilever plc	10,961	468,143
Wilmar International Ltd.	17,000	46,808
Yakult Honsha Co., Ltd.	800	40,100
Yamazaki Baking Co., Ltd.	1,000	11,825

		6,659,321

Household Products (0.4%)
Clorox Co.	1,098	96,635
Colgate-Palmolive Co.	7,376	478,481
Henkel AG & Co. KGaA	1,120	112,583
Henkel AG & Co. KGaA (Preference)	1,538	165,530
Kimberly-Clark Corp.	3,217	354,674
Procter & Gamble Co.	22,948	1,849,609
Reckitt Benckiser Group plc	5,521	449,949
Svenska Cellulosa AB S.C.A., Class B	4,997	147,127
Unicharm Corp.	1,000	53,539

		3,708,127

Personal Products (0.1%)
Avon Products, Inc.	3,647	53,392
Beiersdorf AG	869	84,749
Estee Lauder Cos., Inc., Class A	2,158	144,327
Kao Corp.	4,400	155,701
L’Oreal S.A.	2,047	337,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co., Ltd.	3,100	$54,465

		830,339

Tobacco (0.4%)
Altria Group, Inc.	16,858	630,995
British American Tobacco plc	15,914	885,996
Imperial Tobacco Group plc	8,244	333,389
Japan Tobacco, Inc.	9,300	291,613
Lorillard, Inc.	3,064	165,701
Philip Morris International, Inc.	13,415	1,098,286
Reynolds American, Inc.	2,642	141,136
Swedish Match AB	1,771	57,861

		3,604,977

Total Consumer Staples		48,693,826

Energy (8.5%)
Energy Equipment & Services (2.8%)
Aker Solutions ASA	1,416	22,050
AMEC plc	2,636	49,354
Baker Hughes, Inc.	94,209	6,125,469
Cameron International Corp.*	1,834	113,286
CGG S.A.*	1,369	21,991
Diamond Offshore Drilling, Inc.	575	28,037
Ensco plc, Class A	1,987	104,874
FMC Technologies, Inc.*	1,987	103,900
Fugro N.V. (CVA)	38,708	2,383,039
Halliburton Co.	100,482	5,917,385
Helmerich & Payne, Inc.	904	97,234
Nabors Industries Ltd.	2,187	53,910
National Oilwell Varco, Inc.	3,635	283,057
Noble Corp. plc	120,129	3,933,023
Petrofac Ltd.	2,240	53,861
Rowan Cos., plc, Class A*	1,046	35,229
Saipem S.p.A.	2,286	55,854
SBM Offshore N.V.*	88,304	1,607,098
Schlumberger Ltd.	11,064	1,078,740
Seadrill Ltd.	3,206	113,172
Subsea 7 S.A.	2,182	40,555
Technip S.A.	25,967	2,681,064
Tenaris S.A.	4,076	90,199
Transocean Ltd. (BATS Europe Exchange)	3,094	127,663
Transocean Ltd. (New York Exchange)	2,863	118,356
WorleyParsons Ltd.	1,776	24,949

		25,263,349

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	4,267	361,671
Apache Corp.	3,340	277,053
BG Group plc	29,057	541,922
BP plc	825,017	6,607,002
Cabot Oil & Gas Corp.	3,549	120,240
Caltex Australia Ltd.	1,163	23,887
Chesapeake Energy Corp.	4,259	109,116
Chevron Corp.	45,187	5,373,186
China Shenhua Energy Co., Ltd., Class H	221,000	638,940
ConocoPhillips Co.	10,378	730,092
CONSOL Energy, Inc.	1,931	77,143
Delek Group Ltd.	30	11,982
Denbury Resources, Inc.	3,057	50,135
Devon Energy Corp.	3,233	216,385
Eni S.p.A.	176,303	4,427,435
EOG Resources, Inc.	2,307	452,564
EQT Corp.	1,270	123,152
Exxon Mobil Corp.	36,571	3,572,255
Galp Energia SGPS S.A., Class B	2,901	50,157
Hess Corp.	2,312	191,619
Idemitsu Kosan Co., Ltd.	800	16,475
INPEX Corp.	7,600	98,428
Japan Petroleum Exploration Co.	300	9,967
JX Holdings, Inc.	19,394	93,237
Kinder Morgan, Inc.	5,684	184,673
Koninklijke Vopak N.V.	619	34,588
Lundin Petroleum AB*	1,922	39,505
Marathon Oil Corp.	5,931	210,669
Marathon Petroleum Corp.	2,492	216,904
Murphy Oil Corp.	1,443	90,707
Neste Oil Oyj	1,114	22,712
Newfield Exploration Co.*	1,179	36,973
Noble Energy, Inc.	3,034	215,535
Occidental Petroleum Corp.	6,725	640,825
OMV AG	1,298	58,950
ONEOK, Inc.	1,772	104,991
Origin Energy Ltd.	9,380	124,372
Peabody Energy Corp.	2,245	36,683
Petroleo Brasileiro S.A. (ADR)	69,790	967,987
Phillips 66	4,972	383,142
Pioneer Natural Resources Co.	1,213	227,001
QEP Resources, Inc.	1,529	45,014
Range Resources Corp.	1,377	114,250
Repsol S.A.	60,049	1,534,453
Royal Dutch Shell plc, Class A	32,552	1,189,882
Royal Dutch Shell plc, Class B	162,057	6,322,389
Santos Ltd.	8,158	102,188
Showa Shell Sekiyu KK	1,500	13,387
Southwestern Energy Co.*	2,989	137,524
Spectra Energy Corp.	5,681	209,856
Statoil ASA	100,978	2,852,118
Talisman Energy, Inc.	189,500	1,889,000
Tesoro Corp.	1,119	56,610
TonenGeneral Sekiyu KK	2,000	17,630
Total S.A.	114,384	7,512,735
Tullow Oil plc	7,819	97,680
Valero Energy Corp.	4,498	238,844
Williams Cos., Inc.	5,775	234,350
Woodside Petroleum Ltd.	5,652	204,605

		50,542,775

Total Energy		75,806,124

Financials (16.7%)
Banks (7.5%)
Aozora Bank Ltd.	9,000	25,615
Australia & New Zealand Banking Group Ltd.	23,365	718,080
Banca Monte dei Paschi di Siena S.p.A.*	58,355	21,298
Banco Bilbao Vizcaya Argentaria S.A.	49,315	593,347
Banco de Sabadell S.A.	30,021	92,851
Banco Espirito Santo S.A. (Registered)*	14,329	26,909
Banco Popolare SC*	2,916	63,560
Banco Popular Espanol S.A.	13,882	105,057
Banco Santander S.A.	99,104	946,368
Bank Hapoalim B.M.	9,119	52,029
Bank Leumi Le-Israel B.M.*	10,767	42,039
Bank of East Asia Ltd.	10,400	40,745
Bank of Ireland*	190,754	81,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd.	3,000	$24,735
Bank of Queensland Ltd.	2,646	31,604
Bank of Yokohama Ltd.	10,000	49,845
Bankia S.A.*	34,425	72,793
Barclays plc	130,421	508,723
BB&T Corp.	6,018	241,743
Bendigo and Adelaide Bank Ltd.	3,513	37,161
BNP Paribas S.A.	139,987	10,821,881
BOC Hong Kong Holdings Ltd.	32,000	91,359
CaixaBank S.A.	14,920	96,111
Chiba Bank Ltd.	6,000	36,931
Chugoku Bank Ltd.	1,400	18,650
Citigroup, Inc.	125,810	5,988,556
Comerica, Inc.	1,537	79,617
Commerzbank AG*	8,250	151,786
Commonwealth Bank of Australia	13,713	987,128
Credit Agricole S.A.*	8,640	136,451
Danske Bank A/S	5,629	156,964
DBS Group Holdings Ltd.	201,088	2,588,900
DNB ASA	8,451	147,069
Erste Group Bank AG	2,198	75,237
Fifth Third Bancorp	7,203	165,309
Fukuoka Financial Group, Inc.	7,000	28,722
Gunma Bank Ltd.	3,000	16,319
Hachijuni Bank Ltd.	4,000	22,695
Hang Seng Bank Ltd.	6,600	105,289
Hiroshima Bank Ltd.	4,000	16,776
Hokuhoku Financial Group, Inc.	10,000	19,165
HSBC Holdings plc (Hong Kong Exchange)	357,114	3,626,851
HSBC Holdings plc (London Stock Exchange)	159,439	1,614,342
Huntington Bancshares, Inc./Ohio	7,143	71,216
Intesa Sanpaolo S.p.A.	1,443,398	4,901,580
Iyo Bank Ltd.	2,000	19,088
Joyo Bank Ltd.	6,000	29,870
KB Financial Group, Inc. (ADR)	62,765	2,206,190
KBC Groep N.V.	46,453	2,862,604
KeyCorp	7,543	107,412
Lloyds Banking Group plc*	5,127,609	6,435,887
M&T Bank Corp.	1,114	135,128
Mitsubishi UFJ Financial Group, Inc.	108,800	596,841
Mizrahi Tefahot Bank Ltd.	1,185	16,213
Mizuho Financial Group, Inc.	195,024	384,793
National Australia Bank Ltd.	20,003	659,253
Natixis S.A.	7,530	55,342
Nishi-Nippon City Bank Ltd.	6,000	13,459
Nordea Bank AB	25,821	366,717
Oversea-Chinese Banking Corp., Ltd.†	22,000	166,325
PNC Financial Services Group, Inc.	4,520	393,240
Raiffeisen Bank International AG	999	33,381
Regions Financial Corp.	12,020	133,542
Resona Holdings, Inc.	18,651	90,027
Royal Bank of Scotland Group plc*	18,073	93,884
Seven Bank Ltd.	4,600	18,017
Shinsei Bank Ltd.	14,000	27,468
Shizuoka Bank Ltd.	5,000	48,733
Skandinaviska Enskilda Banken AB, Class A	12,972	177,956
Societe Generale S.A.	6,128	378,289
Standard Chartered plc	20,597	430,770
Sumitomo Mitsui Financial Group, Inc.	10,877	463,648
Sumitomo Mitsui Trust Holdings, Inc.	26,860	121,120
SunTrust Banks, Inc.	93,899	3,736,241
Suruga Bank Ltd.	2,000	35,152
Svenska Handelsbanken AB, Class A	4,241	213,146
Swedbank AB, Class A	7,734	207,411
U.S. Bancorp/Minnesota	15,442	661,844
UniCredit S.p.A.	680,861	6,232,717
Unione di Banche Italiane S.c.p.A.	7,095	66,996
United Overseas Bank Ltd.	11,000	189,741
Wells Fargo & Co.	40,526	2,015,763
Westpac Banking Corp.	26,506	850,075
Yamaguchi Financial Group, Inc.	2,000	17,980
Zions Bancorp	1,559	48,298

		66,481,084

Capital Markets (2.0%)
3i Group plc	8,440	56,048
Aberdeen Asset Management plc	8,187	53,376
Ameriprise Financial, Inc.	1,615	177,763
Bank of New York Mellon Corp.	75,694	2,671,241
BlackRock, Inc.	1,071	336,808
Charles Schwab Corp.	9,894	270,403
Credit Suisse Group AG (Registered)*	233,864	7,572,955
Daiwa Securities Group, Inc.	14,500	125,937
Deutsche Bank AG (Registered)	8,706	389,426
E*TRADE Financial Corp.*	2,419	55,685
Franklin Resources, Inc.	3,403	184,374
Goldman Sachs Group, Inc.	3,565	584,125
Hargreaves Lansdown plc	1,749	42,541
ICAP plc	4,751	29,951
Invesco Ltd.	3,664	135,568
Investec plc	4,602	37,251
Julius Baer Group Ltd.*	1,839	81,743
Legg Mason, Inc.	904	44,332
Macquarie Group Ltd.	2,462	132,792
Mediobanca S.p.A.*	4,491	51,444
Morgan Stanley	112,884	3,518,594
Nomura Holdings, Inc.	30,700	196,596
Northern Trust Corp.	1,887	123,712
Partners Group Holding AG	148	41,621
SBI Holdings, Inc.	1,750	21,046
Schroders plc	849	36,827
State Street Corp.	3,652	253,997
T. Rowe Price Group, Inc.	2,219	182,735
UBS AG (Registered)*	31,120	642,503

		18,051,394

Consumer Finance (0.6%)
Acom Co., Ltd.*	3,400	10,850
AEON Financial Service Co., Ltd.	900	20,258
American Express Co.	48,623	4,377,529
Capital One Financial Corp.	4,859	374,920
Credit Saison Co., Ltd.	1,300	25,818
Discover Financial Services	3,984	231,829
SLM Corp.	3,595	88,006

		5,129,210

Diversified Financial Services (2.4%)
ASX Ltd.	1,673	55,991
Bank of America Corp.	89,438	1,538,334
Berkshire Hathaway, Inc., Class B*	15,236	1,904,043
CME Group, Inc./Illinois	2,685	198,717
Deutsche Boerse AG	1,616	128,599
Eurazeo S.A.	292	26,270
Exor S.p.A.	816	36,671
First Pacific Co., Ltd.	20,250	20,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Groupe Bruxelles Lambert S.A.	707	$70,643
Hong Kong Exchanges and Clearing Ltd.	8,900	135,018
Industrivarden AB, Class C	911	17,675
ING Groep N.V. (CVA)*	552,917	7,858,387
IntercontinentalExchange Group, Inc.	974	192,686
Investment AB Kinnevik, Class B	1,915	70,787
Investor AB, Class B	3,944	142,892
Japan Exchange Group, Inc.	2,000	48,692
JPMorgan Chase & Co.	127,730	7,754,488
Leucadia National Corp.	2,641	73,948
London Stock Exchange Group plc	1,529	50,273
McGraw Hill Financial, Inc.	2,282	174,117
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,100	24,939
Moody’s Corp.	1,595	126,515
NASDAQ OMX Group, Inc.	975	36,017
ORIX Corp.	11,100	155,901
Pargesa Holding S.A.	235	20,345
Pohjola Bank plc, Class A	1,258	28,005
Singapore Exchange Ltd.	7,000	38,605
Wendel S.A.	285	44,337

		20,973,093

Insurance (2.9%)
ACE Ltd.	36,437	3,609,449
Admiral Group plc	1,753	41,774
Aegon N.V.	15,405	141,706
Aflac, Inc.	3,857	243,145
Ageas	1,868	83,307
AIA Group Ltd.	102,400	486,518
Allianz SE (Registered)	3,894	658,083
Allstate Corp.	3,783	214,042
American International Group, Inc.	12,369	618,574
AMP Ltd.	24,651	114,028
Aon plc	2,561	215,841
Assicurazioni Generali S.p.A.	9,858	219,987
Assurant, Inc.	594	38,586
Aviva plc	745,865	5,940,540
AXA S.A.	15,266	397,476
Baloise Holding AG (Registered)	410	51,555
Chubb Corp.	2,078	185,565
Cincinnati Financial Corp.	1,260	61,312
CNP Assurances S.A.	1,542	32,676
Dai-ichi Life Insurance Co., Ltd.	7,300	105,880
Delta Lloyd N.V.	1,571	43,602
Direct Line Insurance Group plc	9,345	37,042
Genworth Financial, Inc., Class A*	4,201	74,484
Gjensidige Forsikring ASA	1,722	35,026
Hannover Rueckversicherung SE	487	43,556
Hartford Financial Services Group, Inc.	3,768	132,897
Insurance Australia Group Ltd.	19,364	100,218
Legal & General Group plc	50,693	173,241
Lincoln National Corp.	2,248	113,906
Loews Corp.	2,614	115,147
Mapfre S.A.	8,952	37,797
Marsh & McLennan Cos., Inc.	4,625	228,013
MetLife, Inc.	9,510	502,128
MS&AD Insurance Group Holdings, Inc.	4,411	100,864
Muenchener Rueckversicherungs AG (Registered)	17,204	3,758,504
NKSJ Holdings, Inc.	2,885	74,010
Old Mutual plc	42,015	141,075
Principal Financial Group, Inc.	2,350	108,077
Progressive Corp.	4,604	111,509
Prudential Financial, Inc.	3,902	330,304
Prudential plc	21,756	460,883
QBE Insurance Group Ltd.	10,344	123,069
Resolution Ltd.	11,894	59,305
RSA Insurance Group plc	30,543	45,595
Sampo Oyj, Class A	3,784	196,596
SCOR SE	1,264	44,290
Sony Financial Holdings, Inc.	1,600	26,166
Standard Life plc	20,309	127,983
Suncorp Group Ltd.	11,124	132,837
Swiss Life Holding AG (Registered)*	274	67,342
Swiss Reinsurance AG*	41,893	3,887,145
T&D Holdings, Inc.	5,000	59,343
Tokio Marine Holdings, Inc.	5,800	173,886
Torchmark Corp.	754	59,340
Travelers Cos., Inc.	2,981	253,683
Tryg A/S	185	18,294
UnipolSai S.p.A.*	7,382	28,318
Unum Group	2,200	77,682
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	14,964
XL Group plc	2,334	72,938
Zurich Insurance Group AG*	1,271	390,580

		26,041,683

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,351	274,346
Apartment Investment & Management Co. (REIT), Class A	1,231	37,201
Ascendas Real Estate Investment Trust (REIT)	16,000	28,737
AvalonBay Communities, Inc. (REIT)	1,024	134,472
Boston Properties, Inc. (REIT)	1,289	147,629
British Land Co. plc (REIT)	8,003	87,357
CapitaCommercial Trust (REIT)	17,000	20,097
CapitaMall Trust (REIT)	21,000	31,540
CFS Retail Property Trust Group (REIT)	17,577	30,817
Corio N.V. (REIT)	569	26,022
Crown Castle International Corp. (REIT)	2,816	207,764
Dexus Property Group (REIT)	46,089	45,315
Equity Residential (REIT)	2,828	163,996
Federation Centres Ltd. (REIT)	10,960	23,994
Fonciere des Regions (REIT)	248	22,968
Gecina S.A. (REIT)	188	25,007
General Growth Properties, Inc. (REIT)	4,409	96,998
Goodman Group (REIT)	14,576	63,968
GPT Group (REIT)	15,105	51,278
Hammerson plc (REIT)	6,122	56,602
HCP, Inc. (REIT)	3,847	149,225
Health Care REIT, Inc. (REIT)	2,472	147,331
Host Hotels & Resorts, Inc. (REIT)	6,415	129,840
ICADE (REIT)	305	30,204
Intu Properties plc (REIT)	6,052	28,494
Japan Prime Realty Investment Corp. (REIT)	6	19,401
Japan Real Estate Investment Corp. (REIT)	10	50,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Retail Fund Investment Corp. (REIT)	18	$35,412
Kimco Realty Corp. (REIT)	3,461	75,727
Klepierre S.A. (REIT)	815	36,499
Land Securities Group plc (REIT)	6,713	114,399
Link REIT (REIT)	20,000	98,424
Macerich Co. (REIT)	1,190	74,173
Mirvac Group (REIT)	29,365	46,312
Nippon Building Fund, Inc. (REIT)	12	62,624
Nippon Prologis REIT, Inc. (REIT)	10	20,158
Plum Creek Timber Co., Inc. (REIT)	1,492	62,724
Prologis, Inc. (REIT)	4,212	171,976
Public Storage (REIT)	1,224	206,232
Segro plc (REIT)	6,408	35,510
Simon Property Group, Inc. (REIT)	2,660	436,240
Stockland Corp., Ltd. (REIT)	18,711	65,097
Unibail-Rodamco SE (REIT)	830	215,812
United Urban Investment Corp. (REIT)	20	29,361
Ventas, Inc. (REIT)	2,478	150,092
Vornado Realty Trust (REIT)	1,474	145,277
Westfield Group (REIT)	16,832	160,073
Westfield Retail Trust (REIT)	24,933	68,920
Weyerhaeuser Co. (REIT)	4,934	144,813

		4,586,611

Real Estate Management & Development (0.8%)
Aeon Mall Co., Ltd.	970	24,890
CapitaLand Ltd.	23,000	52,940
CapitaMalls Asia Ltd.	12,361	17,578
CBRE Group, Inc., Class A*	2,355	64,598
Cheung Kong Holdings Ltd.	127,560	2,119,550
City Developments Ltd.	3,000	24,138
Daito Trust Construction Co., Ltd.	600	55,438
Daiwa House Industry Co., Ltd.	5,000	84,649
Deutsche Wohnen AG	2,545	54,594
Global Logistic Properties Ltd.	26,000	54,744
Hang Lung Properties Ltd.	19,000	54,672
Henderson Land Development Co., Ltd.	8,800	51,504
Hulic Co., Ltd.	2,100	28,689
Hysan Development Co., Ltd.	5,000	21,793
Immofinanz AG*	8,239	38,533
Keppel Land Ltd.	5,000	13,391
Kerry Properties Ltd.	6,000	20,000
Lend Lease Group	4,667	51,325
Mitsubishi Estate Co., Ltd.	10,000	237,980
Mitsui Fudosan Co., Ltd.	7,000	213,099
New World Development Co., Ltd.	32,000	32,202
Nomura Real Estate Holdings, Inc.	1,100	20,954
NTT Urban Development Corp.	1,200	11,275
Sino Land Co., Ltd.	24,600	36,177
Sumitomo Realty & Development Co., Ltd.	3,000	117,238
Sun Hung Kai Properties Ltd.	14,000	171,664
Swire Pacific Ltd., Class A	158,260	1,847,507
Swire Properties Ltd.	526,332	1,504,531
Swiss Prime Site AG (Registered)*	440	37,426
Tokyo Tatemono Co., Ltd.	3,000	25,671
Tokyu Fudosan Holdings Corp.	4,600	34,238
UOL Group Ltd.	4,000	19,896
Wharf Holdings Ltd.	12,400	79,386
Wheelock & Co., Ltd.	8,000	31,322

		7,253,592

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,005	39,369
People’s United Financial, Inc.	2,567	38,171

		77,540

Total Financials		148,594,207

Health Care (12.9%)
Biotechnology (1.8%)
Actelion Ltd. (Registered)*	876	83,063
Alexion Pharmaceuticals, Inc.*	1,675	254,818
Amgen, Inc.	49,390	6,091,762
Biogen Idec, Inc.*	2,001	612,046
Celgene Corp.*	3,436	479,666
CSL Ltd.	4,157	268,263
Gilead Sciences, Inc.*	105,460	7,472,896
Grifols S.A.	1,265	69,449
Regeneron Pharmaceuticals, Inc.*	667	200,287
Vertex Pharmaceuticals, Inc. (Frankfurt Stock Exchange)*	1,996	141,157

		15,673,407

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	13,083	503,826
Baxter International, Inc.	4,598	338,321
Becton, Dickinson and Co.	1,626	190,372
Boston Scientific Corp.*	11,268	152,343
C.R. Bard, Inc.	653	96,631
CareFusion Corp.*	1,781	71,632
Cochlear Ltd.	492	26,020
Coloplast A/S, Class B	919	74,467
Covidien plc	32,184	2,370,674
DENTSPLY International, Inc.	1,183	54,465
Edwards Lifesciences Corp.*	914	67,791
Elekta AB, Class B	3,172	42,267
Essilor International S.A.	1,758	177,643
Getinge AB, Class B	90,215	2,542,711
Intuitive Surgical, Inc.*	321	140,595
Medtronic, Inc.	8,471	521,305
Olympus Corp.*	2,000	64,416
Smith & Nephew plc	7,750	117,421
Sonova Holding AG (Registered)*	424	62,031
St. Jude Medical, Inc.	2,401	157,001
Stryker Corp.	2,491	202,942
Sysmex Corp.	1,200	38,501
Terumo Corp.	2,600	56,683
Varian Medical Systems, Inc.*	867	72,819
William Demant Holding A/S*	226	19,360
Zimmer Holdings, Inc.	1,428	135,060

		8,297,297

Health Care Providers & Services (0.5%)
Aetna, Inc.	3,056	229,108
Alfresa Holdings Corp.	300	19,525
AmerisourceBergen Corp.	1,939	127,179
Cardinal Health, Inc.	2,903	203,152
Celesio AG	158	5,400
Cigna Corp.	2,304	192,914
DaVita HealthCare Partners, Inc.*	1,506	103,688
Express Scripts Holding Co.*	6,567	493,116
Fresenius Medical Care AG & Co. KGaA	1,812	126,418
Fresenius SE & Co. KGaA	1,072	167,747
Humana, Inc.	1,307	147,325
Laboratory Corp. of America Holdings*	715	70,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	1,950	$344,311
Medipal Holdings Corp.	1,300	19,848
Miraca Holdings, Inc.	500	21,866
Patterson Cos., Inc.	705	29,441
Quest Diagnostics, Inc.	22,985	1,331,291
Ramsay Health Care Ltd.	1,141	50,946
Ryman Healthcare Ltd.	3,030	23,082
Sonic Healthcare Ltd.	3,210	51,440
Suzuken Co., Ltd.	600	23,188
Tenet Healthcare Corp.*	802	34,334
UnitedHealth Group, Inc.	8,371	686,338
WellPoint, Inc.	2,390	237,925

		4,739,802

Health Care Technology (0.0%)
Cerner Corp.*	2,514	141,413
M3, Inc.	1,400	22,956

		164,369

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,835	158,533
Lonza Group AG (Registered)*	443	45,317
PerkinElmer, Inc.	941	42,401
QIAGEN N.V.*	1,979	41,506
Thermo Fisher Scientific, Inc.	3,315	398,596
Waters Corp.*	726	78,706

		765,059

Pharmaceuticals (9.6%)
AbbVie, Inc.	13,450	691,330
Actavis plc*	23,695	4,877,616
Allergan, Inc.	2,527	313,601
Astellas Pharma, Inc.	18,500	219,160
AstraZeneca plc	10,644	689,657
Bayer AG (Registered)	38,055	5,146,433
Bristol-Myers Squibb Co.	13,931	723,715
Chugai Pharmaceutical Co., Ltd.	1,900	48,448
Daiichi Sankyo Co., Ltd.	5,600	94,197
Dainippon Sumitomo Pharma Co., Ltd.	1,300	20,624
Eisai Co., Ltd.	2,200	85,567
Eli Lilly and Co.	8,323	489,892
Forest Laboratories, Inc.*	64,030	5,908,048
GlaxoSmithKline plc	304,124	8,101,755
Hisamitsu Pharmaceutical Co., Inc.	500	22,550
Hospira, Inc.*	1,430	61,848
Johnson & Johnson	23,943	2,351,921
Kyowa Hakko Kirin Co., Ltd.	2,000	21,290
Merck & Co., Inc.	143,989	8,174,256
Merck KGaA	17,958	3,023,804
Mitsubishi Tanabe Pharma Corp.	1,900	26,529
Mylan, Inc.*	3,146	153,619
Novartis AG (Registered)	74,186	6,301,018
Novo Nordisk A/S, Class B	16,923	772,019
Ono Pharmaceutical Co., Ltd.	700	60,930
Orion Oyj, Class B	845	25,530
Otsuka Holdings Co., Ltd.	3,000	89,566
Perrigo Co. plc	1,136	175,694
Pfizer, Inc.	303,769	9,757,060
Roche Holding AG	35,902	10,791,658
Salix Pharmaceuticals Ltd.*	12,980	1,344,858
Sanofi S.A.	99,955	10,445,301
Santen Pharmaceutical Co., Ltd.	600	26,575
Shionogi & Co., Ltd.	2,600	48,098
Shire plc	4,983	245,199
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,258
Takeda Pharmaceutical Co., Ltd.	6,800	321,920
Teva Pharmaceutical Industries Ltd.	7,254	382,530
Teva Pharmaceutical Industries Ltd. (ADR)	60,974	3,221,866
Tsumura & Co.	500	12,043
UCB S.A.	942	75,531
Zoetis, Inc.	4,233	122,503

		85,490,017

Total Health Care		115,129,951

Industrials (8.6%)
Aerospace & Defense (1.0%)
Airbus Group N.V.	4,972	356,563
BAE Systems plc	339,244	2,356,752
Boeing Co.	5,788	726,336
Cobham plc	9,341	46,636
Embraer S.A. (ADR)	53,850	1,911,136
Finmeccanica S.p.A.*	3,169	31,391
General Dynamics Corp.	2,751	299,639
Honeywell International, Inc.	6,637	615,648
L-3 Communications Holdings, Inc.	726	85,777
Lockheed Martin Corp.	2,286	373,167
Meggitt plc	6,743	54,055
Northrop Grumman Corp.	1,834	226,279
Precision Castparts Corp.	1,231	311,148
Raytheon Co.	2,661	262,880
Rockwell Collins, Inc.	1,147	91,381
Rolls-Royce Holdings plc*	15,927	285,704
Safran S.A.	2,296	159,233
Singapore Technologies Engineering Ltd.	14,000	42,578
Textron, Inc.	2,368	93,039
Thales S.A.	788	52,315
United Technologies Corp.	7,133	833,420
Zodiac Aerospace	1,475	52,111

		9,267,188

Air Freight & Logistics (1.7%)
C.H. Robinson Worldwide, Inc.	1,238	64,859
Deutsche Post AG (Registered)	69,813	2,593,321
Expeditors International of Washington, Inc.	1,712	67,847
FedEx Corp.	26,501	3,512,973
Royal Mail plc*	5,437	51,082
TNT Express N.V.	477,336	4,701,564
Toll Holdings Ltd.	5,996	28,934
United Parcel Service, Inc., Class B	38,974	3,795,288
Yamato Holdings Co., Ltd.	3,000	64,588

		14,880,456

Airlines (0.5%)
ANA Holdings, Inc.	9,000	19,488
Cathay Pacific Airways Ltd.	10,000	18,659
Delta Air Lines, Inc.	7,210	249,826
Deutsche Lufthansa AG (Registered)*	160,903	4,214,583
easyJet plc	1,354	38,757
International Consolidated Airlines Group S.A.*	8,785	61,306
Japan Airlines Co., Ltd.	515	25,317
Qantas Airways Ltd.*	8,911	9,149
Singapore Airlines Ltd.	5,000	41,694
Southwest Airlines Co.	5,955	140,598

		4,819,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.5%)
Allegion plc	764	$39,858
Asahi Glass Co., Ltd.	9,000	52,098
Assa Abloy AB, Class B	2,866	153,074
Cie de Saint-Gobain S.A.	70,647	4,277,188
Daikin Industries Ltd.	2,000	111,844
Geberit AG (Registered)	326	106,889
LIXIL Group Corp.	2,200	60,563
Masco Corp.	3,059	67,940
TOTO Ltd.	2,000	27,682

		4,897,136

Commercial Services & Supplies (0.6%)
ADT Corp.	33,899	1,015,275
Aggreko plc	2,310	57,916
Babcock International Group plc	3,118	70,093
Brambles Ltd.	13,457	115,635
Cintas Corp.	867	51,682
Dai Nippon Printing Co., Ltd.	5,000	47,854
Edenred	1,736	54,519
G4S plc	13,418	54,118
Iron Mountain, Inc.	1,446	39,866
Park24 Co., Ltd.	800	15,186
Pitney Bowes, Inc.	1,684	43,767
Republic Services, Inc.	2,303	78,670
Secom Co., Ltd.	1,800	103,582
Securitas AB, Class B	2,559	29,705
Serco Group plc	419,998	2,947,499
Societe BIC S.A.	248	32,590
Stericycle, Inc.*	726	82,488
Toppan Printing Co., Ltd.	5,000	35,754
Tyco International Ltd.	3,876	164,342
Waste Management, Inc.	3,644	153,303

		5,193,844

Construction & Engineering (0.7%)
ACS Actividades de Construccion y Servicios S.A.	1,471	57,864
Bouygues S.A.	1,637	68,419
Chiyoda Corp.	1,000	12,994
Ferrovial S.A.	3,383	73,468
Fluor Corp.	1,356	105,402
Foster Wheeler AG*	101,450	3,289,009
Hochtief AG	266	24,169
Jacobs Engineering Group, Inc.*	1,109	70,421
JGC Corp.	2,000	69,482
Kajima Corp.	7,000	24,504
KBR, Inc.	72,320	1,929,498
Kinden Corp.	1,000	9,665
Koninklijke Boskalis Westminster N.V.	611	33,688
Leighton Holdings Ltd.	1,281	25,091
Obayashi Corp.	5,000	28,147
OCI*	777	35,279
Quanta Services, Inc.*	1,845	68,081
Shimizu Corp.	5,000	25,858
Skanska AB, Class B	3,287	77,520
Taisei Corp.	9,000	40,120
Vinci S.A.	4,070	303,268

		6,371,947

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	18,779	486,223
Alstom S.A.	1,782	48,737
AMETEK, Inc.	2,060	106,070
Eaton Corp. plc	4,027	302,508
Emerson Electric Co.	5,965	398,462
Fuji Electric Co., Ltd.	4,000	17,825
Legrand S.A.	2,241	139,360
Mabuchi Motor Co., Ltd.	200	13,074
Mitsubishi Electric Corp.	17,000	190,878
Nidec Corp.	1,800	109,291
OSRAM Licht AG*	677	43,968
Prysmian S.p.A.	1,760	43,919
Rockwell Automation, Inc.	1,173	146,097
Roper Industries, Inc.	836	111,614
Schneider Electric S.A.	4,650	413,415
Shanghai Electric Group Co., Ltd., Class H	2,852,000	1,011,791
Sumitomo Electric Industries Ltd.	6,500	96,569

		3,679,801

Industrial Conglomerates (1.5%)
3M Co.	5,328	722,796
Danaher Corp.	5,085	381,375
General Electric Co.	169,661	4,392,523
Hopewell Holdings Ltd.	5,000	17,219
Hutchison Whampoa Ltd.	18,000	238,961
Keppel Corp., Ltd.	12,300	106,427
Koninklijke Philips N.V.	73,908	2,600,053
NWS Holdings Ltd.	13,302	22,435
Sembcorp Industries Ltd.	9,000	39,331
Siemens AG (Registered)	32,833	4,418,598
Smiths Group plc	3,398	72,141
Toshiba Corp.	35,000	147,936

		13,159,795

Machinery (0.6%)
Alfa Laval AB	2,687	72,940
Amada Co., Ltd.	3,000	21,064
Andritz AG	644	39,832
Atlas Copco AB, Class A	5,801	167,881
Atlas Copco AB, Class B	3,370	92,409
Caterpillar, Inc.	5,399	536,499
CNH Industrial N.V.*	7,967	91,800
Cummins, Inc.	1,466	218,419
Deere & Co.	3,128	284,022
Dover Corp.	1,436	117,393
FANUC Corp.	1,600	281,716
Flowserve Corp.	1,156	90,561
GEA Group AG	1,505	68,781
Hino Motors Ltd.	2,000	29,607
Hitachi Construction Machinery Co., Ltd.	900	17,310
IHI Corp.	11,000	46,180
Illinois Tool Works, Inc.	3,307	268,958
IMI plc	2,428	59,077
Ingersoll-Rand plc	2,187	125,184
Japan Steel Works Ltd.	3,000	13,435
Joy Global, Inc.	846	49,068
JTEKT Corp.	1,900	28,179
Kawasaki Heavy Industries Ltd.	12,000	44,120
Komatsu Ltd.	7,800	161,307
Kone Oyj, Class B	2,692	113,056
Kubota Corp.	9,000	120,233
Kurita Water Industries Ltd.	900	19,497
Makita Corp.	1,000	55,214
MAN SE	301	38,356
Melrose Industries plc	8,799	43,604
Metso Oyj	1,105	36,115
Mitsubishi Heavy Industries Ltd.	26,000	151,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nabtesco Corp.	900	$20,787
NGK Insulators Ltd.	2,000	41,591
NSK Ltd.	4,000	41,079
PACCAR, Inc.	3,006	202,725
Pall Corp.	933	83,475
Parker Hannifin Corp.	1,258	150,595
Pentair Ltd. (Registered)	1,675	132,894
Sandvik AB	9,105	129,005
Scania AB, Class B	2,765	81,329
Schindler Holding AG	382	56,428
Schindler Holding AG (Registered)	198	29,092
Sembcorp Marine Ltd.	7,000	22,528
SKF AB, Class B	3,389	86,871
SMC Corp.	400	105,251
Snap-on, Inc.	483	54,811
Stanley Black & Decker, Inc.	1,308	106,262
Sulzer AG (Registered)	207	28,485
Sumitomo Heavy Industries Ltd.	5,000	20,396
THK Co., Ltd.	1,100	24,638
Vallourec S.A.	892	48,489
Volvo AB, Class B	12,963	205,705
Wartsila OYJ Abp	1,449	78,958
Weir Group plc	1,827	77,364
Xylem, Inc.	1,580	57,544
Yangzijiang Shipbuilding Holdings Ltd.	13,735	11,814
Zardoya Otis S.A.	1,469	25,064

		5,426,337

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	57,796
A. P. Moller - Maersk A/S, Class B	11	132,246
Kuehne + Nagel International AG (Registered)	472	66,124
Mitsui O.S.K. Lines Ltd.	10,000	38,902
Nippon Yusen KK	14,000	40,888

		335,956

Professional Services (0.3%)
Adecco S.A. (Registered)*	1,144	95,416
ALS Ltd.	3,164	21,522
Bureau Veritas S.A.	1,896	58,117
Capita plc	5,672	103,815
Dun & Bradstreet Corp.	326	32,388
Equifax, Inc.	1,022	69,527
Experian plc	8,419	151,858
Intertek Group plc	1,388	71,232
Nielsen Holdings N.V.	2,406	107,380
Randstad Holding N.V.	23,294	1,366,998
Robert Half International, Inc.	1,167	48,956
Seek Ltd.	2,741	44,705
SGS S.A. (Registered)	48	118,572

		2,290,486

Road & Rail (0.3%)
Asciano Ltd.	8,573	41,363
Aurizon Holdings Ltd.	17,339	82,837
Central Japan Railway Co.	1,200	140,609
ComfortDelGro Corp., Ltd.	16,000	25,276
CSX Corp.	8,523	246,911
DSV A/S	1,488	48,082
East Japan Railway Co.	2,897	213,290
Hankyu Hanshin Holdings, Inc.	10,000	54,405
Kansas City Southern	927	94,610
Keikyu Corp.	4,000	33,686
Keio Corp.	5,000	34,799
Keisei Electric Railway Co., Ltd.	2,000	17,327
Kintetsu Corp.	16,000	56,855
MTR Corp., Ltd.	12,000	44,528
Nippon Express Co., Ltd.	7,000	34,205
Norfolk Southern Corp.	2,629	255,460
Odakyu Electric Railway Co., Ltd.	5,000	43,254
Ryder System, Inc.	457	36,523
Tobu Railway Co., Ltd.	9,000	43,474
Tokyu Corp.	10,000	61,456
Union Pacific Corp.	3,851	722,679
West Japan Railway Co.	1,500	61,148

		2,392,777

Trading Companies & Distributors (0.4%)
Brenntag AG	450	83,564
Bunzl plc	2,868	76,449
Fastenal Co.	2,300	113,436
ITOCHU Corp.	13,000	151,647
Marubeni Corp.	14,000	93,850
Mitsubishi Corp.	11,900	220,676
Mitsui & Co., Ltd.	14,600	206,044
Noble Group Ltd.	2,304,218	2,180,398
Rexel S.A.	2,011	52,792
Sojitz Corp.	10,600	18,038
Sumitomo Corp.	9,400	119,464
Toyota Tsusho Corp.	1,900	48,153
Travis Perkins plc	2,092	65,948
W.W. Grainger, Inc.	519	131,131
Wolseley plc	2,278	129,897

		3,691,487

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,417	78,104
Aeroports de Paris S.A.	268	33,434
Atlantia S.p.A.	3,123	80,412
Auckland International Airport Ltd.	9,450	31,248
Fraport AG Frankfurt Airport Services Worldwide	328	24,529
Groupe Eurotunnel S.A. (Registered)	4,501	57,507
Hutchison Port Holdings Trust, Class U	46,000	29,942
Kamigumi Co., Ltd.	2,000	19,527
Mitsubishi Logistics Corp.	1,000	13,895
Sydney Airport	9,608	37,441
Transurban Group	11,528	77,641

		483,680

Total Industrials		76,890,267

Information Technology (8.8%)
Communications Equipment (1.5%)
Alcatel-Lucent*	23,496	92,839
Brocade Communications Systems, Inc.*	192,610	2,043,592
Cisco Systems, Inc.	281,264	6,303,126
F5 Networks, Inc.*	646	68,883
Harris Corp.	904	66,137
Juniper Networks, Inc.*	4,273	110,072
Motorola Solutions, Inc.	1,909	122,730
QUALCOMM, Inc.	14,313	1,128,723
Telefonaktiebolaget LM Ericsson, Class B	213,946	2,850,433

		12,786,535

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,345	123,269
Citizen Holdings Co., Ltd.	2,400	18,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	11,778	$245,218
Flextronics International Ltd.*	200,820	1,855,577
FLIR Systems, Inc.	1,168	42,048
Fujifilm Holdings Corp.	3,900	104,528
Hamamatsu Photonics KK	600	27,168
Hexagon AB, Class B	2,046	69,661
Hirose Electric Co., Ltd.	300	41,154
Hitachi High-Technologies Corp.	600	13,950
Hitachi Ltd.	41,400	304,973
Hoya Corp.	3,600	112,555
Ibiden Co., Ltd.	1,000	19,659
Jabil Circuit, Inc.	1,634	29,412
Keyence Corp.	340	139,875
Kyocera Corp.	2,800	126,050
Murata Manufacturing Co., Ltd.	1,700	159,984
Nippon Electric Glass Co., Ltd.	3,000	15,416
Omron Corp.	1,800	74,084
Shimadzu Corp.	2,000	17,756
TDK Corp.	1,100	45,852
TE Connectivity Ltd.	3,459	208,266
Yaskawa Electric Corp.	2,000	27,586
Yokogawa Electric Corp.	1,700	27,407

		3,849,481

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	1,500	87,315
DeNA Co., Ltd.	900	16,230
eBay, Inc.*	9,863	544,832
Facebook, Inc., Class A*	14,459	871,010
Google, Inc., Class A*	2,389	2,662,564
Gree, Inc.	700	7,713
Kakaku.com, Inc.	1,300	21,100
United Internet AG (Registered)	913	42,868
VeriSign, Inc.*	1,046	56,390
Yahoo! Japan Corp.	12,600	61,649
Yahoo!, Inc.*	7,951	285,441

		4,657,112

IT Services (0.9%)
Accenture plc, Class A	5,392	429,850
Alliance Data Systems Corp.*	450	122,603
Amadeus IT Holding S.A., Class A	3,249	135,100
AtoS	586	53,027
Automatic Data Processing, Inc.	4,084	315,530
Cap Gemini S.A.	1,201	91,059
Cognizant Technology Solutions Corp., Class A*	5,142	260,237
Computer Sciences Corp.	1,240	75,417
Computershare Ltd.	4,188	47,027
Fidelity National Information Services, Inc.	2,467	131,861
Fiserv, Inc.*	2,139	121,260
Fujitsu Ltd.	16,000	96,582
Global Payments, Inc.	33,870	2,408,496
International Business Machines Corp.	8,284	1,594,587
ITOCHU Techno-Solutions Corp.	200	8,450
MasterCard, Inc., Class A	8,635	645,035
Nomura Research Institute Ltd.	800	25,217
NTT Data Corp.	1,100	42,710
Otsuka Corp.	100	13,052
Paychex, Inc.	2,739	116,681
Teradata Corp.*	1,346	66,210
Total System Services, Inc.	1,413	42,969
Visa, Inc., Class A	4,292	926,471
Western Union Co.	4,653	76,123
Xerox Corp.	9,420	106,446

		7,952,000

Semiconductors & Semiconductor Equipment (1.9%)
Advantest Corp.	1,200	12,905
Altera Corp.	2,708	98,138
Analog Devices, Inc.	2,628	139,652
Applied Materials, Inc.	249,783	5,100,569
ARM Holdings plc	11,897	200,614
ASM Pacific Technology Ltd.	1,700	16,504
ASML Holding N.V.	3,018	279,410
Broadcom Corp., Class A	4,674	147,138
First Solar, Inc.*	602	42,014
Infineon Technologies AG	9,390	112,036
Intel Corp.	42,083	1,086,162
KLA-Tencor Corp.	1,421	98,248
Lam Research Corp.*	1,386	76,230
Linear Technology Corp.	1,993	97,039
LSI Corp.	4,771	52,815
Microchip Technology, Inc.	1,672	79,855
Micron Technology, Inc.*	8,981	212,490
NVIDIA Corp.	4,687	83,944
Rohm Co., Ltd.	800	35,633
Samsung Electronics Co., Ltd. (GDR)(m)	9,470	5,953,378
STMicroelectronics N.V.	5,519	51,110
Sumco Corp.	1,000	7,750
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	106,893	2,139,998
Texas Instruments, Inc.	9,174	432,554
Tokyo Electron Ltd.	1,500	92,093
Xilinx, Inc.	2,272	123,301

		16,771,580

Software (2.6%)
Adobe Systems, Inc.*	3,918	257,569
Autodesk, Inc.*	1,924	94,622
CA, Inc.	2,728	84,486
Citrix Systems, Inc.*	1,554	89,246
Dassault Systemes S.A.	528	61,889
Electronic Arts, Inc.*	2,645	76,731
Gemalto N.V.	684	79,820
GungHo Online Entertainment, Inc.	3,000	16,336
Intuit, Inc.	2,401	186,630
Konami Corp.	800	18,526
Microsoft Corp.	262,907	10,776,558
Nexon Co., Ltd.	1,000	8,411
NICE Systems Ltd.	523	23,316
Nintendo Co., Ltd.	900	107,198
Oracle Corp.	88,384	3,615,789
Oracle Corp. Japan	300	13,567
Red Hat, Inc.*	1,602	84,874
Sage Group plc	9,057	63,116
Salesforce.com, Inc.*	4,752	271,292
SAP AG	44,568	3,607,501
Software AG	51,890	1,879,321
Symantec Corp.	89,516	1,787,635
Trend Micro, Inc.	3,100	95,834

		23,300,267

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	7,549	4,051,850
Brother Industries Ltd.	2,000	28,060
Canon, Inc.	9,700	300,196
EMC Corp.	17,141	469,835
Hewlett-Packard Co.	91,107	2,948,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Konica Minolta, Inc.	4,000	$37,254
NEC Corp.	22,000	67,464
NetApp, Inc.	2,802	103,394
Nokia Oyj*	31,767	233,893
Ricoh Co., Ltd.	5,500	63,724
SanDisk Corp.	1,904	154,586
Seagate Technology plc	2,789	156,630
Seiko Epson Corp.	1,100	34,427
Western Digital Corp.	1,774	162,889

		8,812,425

Total Information Technology		78,129,400

Materials (4.3%)
Chemicals (2.0%)
Air Liquide S.A.	2,660	360,804
Air Products and Chemicals, Inc.	1,795	213,677
Air Water, Inc.	1,000	13,815
Airgas, Inc.	569	60,604
Akzo Nobel N.V.	59,958	4,912,632
Arkema S.A.	546	61,933
Asahi Kasei Corp.	11,000	74,682
BASF SE	7,800	866,866
CF Industries Holdings, Inc.	469	122,240
Croda International plc	1,172	49,906
Daicel Corp.	2,000	16,517
Dow Chemical Co.	67,951	3,301,739
E.I. du Pont de Nemours & Co.	7,847	526,534
Eastman Chemical Co.	1,293	111,470
Ecolab, Inc.	2,285	246,757
EMS-Chemie Holding AG (Registered)	70	26,528
FMC Corp.	1,117	85,518
Fuchs Petrolub SE (Preference)	303	30,393
Givaudan S.A. (Registered)*	78	120,775
Hitachi Chemical Co., Ltd.	900	12,232
Incitec Pivot Ltd.	14,098	38,730
International Flavors & Fragrances, Inc.	687	65,725
Israel Chemicals Ltd.	3,844	33,602
Israel Corp., Ltd.*	20	11,158
Johnson Matthey plc	1,771	96,653
JSR Corp.	1,600	29,608
K+S AG (Registered)	1,488	48,875
Kaneka Corp.	2,000	12,116
Kansai Paint Co., Ltd.	2,000	28,555
Koninklijke DSM N.V.	1,333	91,553
Kuraray Co., Ltd.	3,000	34,257
Lanxess AG	718	54,165
Linde AG	1,573	314,862
LyondellBasell Industries N.V., Class A	29,013	2,580,416
Mitsubishi Chemical Holdings Corp.	12,000	49,829
Mitsubishi Gas Chemical Co., Inc.	3,000	16,887
Mitsui Chemicals, Inc.	7,000	17,141
Monsanto Co.	4,450	506,277
Mosaic Co.	2,874	143,700
Nippon Paint Co., Ltd.	1,000	15,123
Nitto Denko Corp.	1,400	67,422
Novozymes A/S, Class B	1,969	86,697
Orica Ltd.	3,157	64,097
PPG Industries, Inc.	1,172	226,735
Praxair, Inc.	2,491	326,246
Sherwin-Williams Co.	726	143,116
Shin-Etsu Chemical Co., Ltd.	3,500	199,756
Showa Denko KK	13,000	18,367
Sigma-Aldrich Corp.	1,004	93,754
Sika AG	19	77,776
Solvay S.A.	515	80,946
Sumitomo Chemical Co., Ltd.	13,000	47,880
Syngenta AG (Registered)	789	299,271
Taiyo Nippon Sanso Corp.	2,000	15,697
Teijin Ltd.	8,000	19,806
Toray Industries, Inc.	12,000	79,203
Ube Industries Ltd.	8,000	14,693
Umicore S.A.	990	50,541
Yara International ASA	1,501	66,306

		17,383,163

Construction Materials (1.1%)
Boral Ltd.	6,433	33,733
CRH plc	249,743	6,962,435
Fletcher Building Ltd.	5,870	48,580
HeidelbergCement AG	31,043	2,660,093
Holcim Ltd. (Registered)*	1,975	164,004
Imerys S.A.	317	28,181
James Hardie Industries plc (CDI)	3,754	49,926
Lafarge S.A.	1,612	126,357
Taiheiyo Cement Corp.	10,000	35,985
Vulcan Materials Co.	1,107	73,560

		10,182,854

Containers & Packaging (0.3%)
Amcor Ltd.	10,426	100,526
Avery Dennison Corp.	821	41,600
Ball Corp.	1,188	65,114
Bemis Co., Inc.	845	33,158
MeadWestvaco Corp.	1,480	55,707
Owens-Illinois, Inc.*	1,413	47,802
Rexam plc	328,612	2,670,501
Sealed Air Corp.	1,677	55,123
Toyo Seikan Group Holdings Ltd.	1,300	21,074

		3,090,605

Metals & Mining (0.9%)
Alcoa, Inc.	9,194	118,327
Allegheny Technologies, Inc.	944	35,570
Alumina Ltd.*	22,810	25,294
Anglo American plc	11,899	303,473
Antofagasta plc	3,407	47,534
ArcelorMittal S.A.	8,368	135,564
BHP Billiton Ltd.	27,282	923,666
BHP Billiton plc	17,986	555,185
Boliden AB	2,373	36,061
Cliffs Natural Resources, Inc.	1,311	26,823
Daido Steel Co., Ltd.	2,000	9,979
Fortescue Metals Group Ltd.	13,097	64,156
Freeport-McMoRan Copper & Gold, Inc.	8,798	290,950
Fresnillo plc	1,550	21,822
Glencore Xstrata plc*	90,733	468,013
Hitachi Metals Ltd.	2,000	28,401
Iluka Resources Ltd.	3,619	33,288
JFE Holdings, Inc.	4,200	78,981
Kobe Steel Ltd.	26,000	34,682
Maruichi Steel Tube Ltd.	300	7,746
Mitsubishi Materials Corp.	9,000	25,721
Newcrest Mining Ltd.*	6,608	60,742
Newmont Mining Corp.	4,247	99,550
Nippon Steel & Sumitomo Metal Corp.	65,050	177,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Norsk Hydro ASA	11,248	$56,176
Nucor Corp.	2,714	137,166
POSCO (ADR)	39,545	2,744,818
Randgold Resources Ltd.	754	56,550
Rio Tinto Ltd.	3,685	217,964
Rio Tinto plc	10,852	605,212
Sumitomo Metal Mining Co., Ltd.	5,000	62,668
ThyssenKrupp AG*	3,817	102,469
United States Steel Corp.	1,189	32,828
Voestalpine AG	913	40,242
Yamato Kogyo Co., Ltd.	300	9,384

		7,674,367

Paper & Forest Products (0.0%)
International Paper Co.	3,712	170,307
Oji Holdings Corp.	7,000	31,291
Stora Enso Oyj, Class R	4,771	51,105
UPM-Kymmene Oyj	4,540	77,745

		330,448

Total Materials		38,661,437

Telecommunication Services (3.9%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	44,065	1,545,360
Belgacom S.A.	1,296	40,674
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	27,833
BT Group plc	67,295	428,295
CenturyLink, Inc.	4,889	160,555
Deutsche Telekom AG (Registered)	24,610	398,059
Elisa Oyj*	1,238	35,650
Frontier Communications Corp.	8,618	49,123
HKT Trust and HKT Ltd.	19,000	20,068
Iliad S.A.	220	63,479
Inmarsat plc	3,884	47,077
Koninklijke (Royal) KPN N.V.*	27,540	97,453
Nippon Telegraph & Telephone Corp.	3,228	175,457
Orange S.A.	15,654	231,489
PCCW Ltd.	31,000	15,569
Portugal Telecom SGPS S.A. (Registered)	5,461	23,258
Singapore Telecommunications Ltd.	1,254,350	3,647,277
Swisscom AG (Registered)	202	124,042
TDC A/S	6,918	63,940
Telecom Corp. of New Zealand Ltd.	16,649	35,259
Telecom Italia S.p.A.	86,589	102,226
Telecom Italia S.p.A. (RNC)	52,198	48,892
Telefonica Deutschland Holding AG	2,385	19,009
Telefonica S.A.	225,880	3,576,649
Telekom Austria AG	2,024	20,083
Telenor ASA	111,190	2,463,921
TeliaSonera AB	20,338	153,510
Telstra Corp., Ltd.	36,568	172,489
Verizon Communications, Inc.	35,049	1,667,281
Verizon Communications, Inc. (London Stock Exchange)	52,610	2,508,445
Vivendi S.A.	180,941	5,047,686
Windstream Holdings, Inc.	5,117	42,164
Ziggo N.V.	1,286	57,155

		23,109,427

Wireless Telecommunication Services (1.3%)
China Mobile Ltd.	205,000	1,862,710
KDDI Corp.	4,600	267,688
Millicom International Cellular S.A. (SDR)	543	55,280
NTT DOCOMO, Inc.	12,800	201,595
SoftBank Corp.	8,200	618,439
Sprint Corp.*	282,912	2,599,961
StarHub Ltd.	4,919	16,443
Tele2 AB, Class B	2,756	34,173
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	1,015,675
Vodafone Group plc	1,418,505	5,222,307

		11,894,271

Total Telecommunication Services		35,003,698

Utilities (1.0%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	4,139	209,682
Cheung Kong Infrastructure Holdings Ltd.	5,000	32,073
Chubu Electric Power Co., Inc.*	5,600	65,794
Chugoku Electric Power Co., Inc.	2,600	36,176
CLP Holdings Ltd.	15,500	117,231
Contact Energy Ltd.	3,230	14,917
Duke Energy Corp.	5,980	425,896
EDF S.A.	2,079	82,332
Edison International	2,778	157,263
EDP—Energias de Portugal S.A.	16,545	76,936
Enel S.p.A.	55,749	315,890
Entergy Corp.	1,498	100,141
Exelon Corp.	7,287	244,552
FirstEnergy Corp.	3,562	121,215
Fortum Oyj	3,844	87,388
Hokkaido Electric Power Co., Inc.*	1,700	14,352
Hokuriku Electric Power Co.	1,500	19,508
Iberdrola S.A.	41,053	287,387
Kansai Electric Power Co., Inc.*	6,000	61,504
Kyushu Electric Power Co., Inc.	3,700	45,193
NextEra Energy, Inc.	3,686	352,455
Northeast Utilities	2,657	120,894
Pepco Holdings, Inc.	2,100	43,008
Pinnacle West Capital Corp.	941	51,435
Power Assets Holdings Ltd.	12,000	104,249
PPL Corp.	5,332	176,702
Red Electrica Corporacion S.A.	937	76,235
Shikoku Electric Power Co., Inc.*	1,500	20,321
Southern Co.	7,517	330,297
SP AusNet	14,553	17,685
SSE plc	8,119	199,079
Terna Rete Elettrica Nazionale S.p.A.	12,874	68,990
Tohoku Electric Power Co., Inc.	3,900	40,116
Tokyo Electric Power Co., Inc.*	12,500	50,545
Xcel Energy, Inc.	4,235	128,575

		4,296,016

Gas Utilities (0.1%)
AGL Resources, Inc.	1,016	49,743
APA Group	7,062	42,119
Enagas S.A.	1,556	47,357
Gas Natural SDG S.A.	3,008	84,692
Hong Kong & China Gas Co., Ltd.	47,348	103,454
Osaka Gas Co., Ltd.	16,000	60,532
Snam S.p.A.	17,327	101,514
Toho Gas Co., Ltd.	4,000	21,763
Tokyo Gas Co., Ltd.	20,000	101,407

		612,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,537	$79,068
Electric Power Development Co., Ltd.	1,000	28,208
Enel Green Power S.p.A.	15,107	42,456
NRG Energy, Inc.	2,728	86,751

		236,483

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	65,911
Ameren Corp.	2,046	84,295
CenterPoint Energy, Inc.	3,621	85,781
Centrica plc	43,815	241,283
CMS Energy Corp.	2,230	65,294
Consolidated Edison, Inc.	2,499	134,071
Dominion Resources, Inc.	4,922	349,413
DTE Energy Co.	1,486	110,395
E.ON SE	15,293	298,935
GDF Suez S.A.	11,355	311,150
Integrys Energy Group, Inc.	677	40,383
National Grid plc	31,725	435,717
NiSource, Inc.	2,657	94,403
PG&E Corp.	3,875	167,400
Public Service Enterprise Group, Inc.	4,311	164,422
RWE AG	4,228	171,549
SCANA Corp.	1,192	61,173
Sempra Energy	1,916	185,392
Suez Environnement Co. S.A.	2,316	47,053
TECO Energy, Inc.	1,778	30,493
Veolia Environnement S.A.	2,922	57,948
Wisconsin Energy Corp.	1,931	89,888

		3,292,349

Water Utilities (0.0%)
Severn Trent plc	2,063	62,688
United Utilities Group plc	5,928	77,965

		140,653

Total Utilities		8,578,082

Total Common Stocks (79.6%) (Cost $495,553,558)		708,949,432

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/14/14(b)*	49,315	11,550

Insurance (0.0%)
RSA Insurance Group plc, expiring 4/9/14*	11,453	6,396

Real Estate Investment Trusts (REITs) (0.0%)
Intu Properties plc, expiring 4/17/14(b)*	1,729	2,738

Real Estate Management & Development (0.0%)
New World Development Co., Ltd., expiring 4/17/14*	10,666	2,208

Total Rights (0.0%) (Cost $—)		22,892

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
Royal Bank of Canada/Ontario 0.01%, 4/1/14(p)	$6,000,000	6,000,000

Total Time Deposits		6,000,000

Total Short-Term Investments (0.7%) (Cost $6,000,000)		6,000,000

Total Investments (80.3%) (Cost $501,553,558)		714,972,324
Other Assets Less Liabilities (19.7%)		175,487,759

Net Assets (100%)		$890,460,083

*	Non-income producing.

†	Security (totaling $166,325 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2014, the market value of these securities amounted to $5,953,378 or 0.7% of net assets.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.0%
Austria	0.0	#
Belgium	0.5
Bermuda	0.0	#
Brazil	0.3
Canada	0.2
China	0.2
Denmark	0.2
Finland	0.1
France	6.1
Germany	4.6
Hong Kong	1.4
Ireland	1.8
Israel	0.4
Italy	1.9
Japan	4.3
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.9
New Zealand	0.0	#
Norway	0.6
Portugal	0.0	#
Singapore	1.1
South Korea	1.6
Spain	1.1
Sweden	1.0
Switzerland	4.9
Taiwan	0.2
Turkey	0.1
United Kingdom	8.3
United States	34.4
Cash and Other	19.7

	100.0%

#	Percent shown is less than 0.05%.

At March 31, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	883	June-14	$36,134,586	$37,710,414	$1,575,828
FTSE 100 Index	215	June-14	23,301,996	23,454,341	152,345
S&P 500 E-Mini Index	862	June-14	80,154,353	80,364,260	209,907
SPI 200 Index	76	June-14	9,450,614	9,502,789	52,175
TOPIX Index	201	June-14	23,843,381	23,427,118	(416,263)

					$1,573,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	750	$1,249,679	$1,244,728	$4,951
European Union Euro vs. U.S. Dollar, expiring 6/13/14	Deutsche Bank AG	3,500	4,821,233	4,860,153	(38,920)
Japanese Yen vs. U.S. Dollar, expiring 6/13/14	Credit Suisse	200,000	1,938,449	1,948,708	(10,259)

					$(44,228)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,902,065	$40,560,375	$—	$83,462,440
Consumer Staples	26,260,599	22,433,227	—	48,693,826
Energy	35,888,649	39,917,475	—	75,806,124
Financials	52,059,401	96,368,481	166,325	148,594,207
Health Care	63,746,227	51,383,724	—	115,129,951
Industrials	31,759,699	45,130,568	—	76,890,267
Information Technology	59,677,367	18,452,033	—	78,129,400
Materials	12,782,911	25,878,526	—	38,661,437
Telecommunication Services	7,080,119	27,923,579	—	35,003,698
Utilities	4,340,480	4,237,602	—	8,578,082
Forward Currency Contracts	—	4,951	—	4,951
Futures	1,990,255	—	—	1,990,255
Rights
Financials	—	22,892	—	22,892
Short-Term Investments	—	6,000,000	—	6,000,000

Total Assets	$338,487,772	$378,313,433	$166,325	$716,967,530

Liabilities:
Forward Currency Contracts	$—	$(49,179)	$—	$(49,179)
Futures	(416,263)	—	—	(416,263)

Total Liabilities	$(416,263)	$(49,179)	$—	$(465,442)

Total	$338,071,509	$378,264,254	$166,325	$716,502,088

(a)	A security with a market value of $166,325 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S government debt securities	$11,743,581
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S government debt securities	$22,106,232

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,695,966
Aggregate gross unrealized depreciation	(34,794,114)

Net unrealized appreciation	$210,901,852

Federal income tax cost of investments	$504,070,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Automobiles (2.7%)
Ford Motor Co.	75,100	$1,171,560
General Motors Co.	31,200	1,073,904

		2,245,464

Hotels, Restaurants & Leisure (2.5%)
Yum! Brands, Inc.	28,500	2,148,615

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	4,523	1,522,080

Media (4.3%)
Comcast Corp., Class A	34,427	1,722,039
Walt Disney Co.	23,400	1,873,638

		3,595,677

Multiline Retail (2.4%)
J.C. Penney Co., Inc.*	65,100	561,162
Macy’s, Inc.	25,248	1,496,954

		2,058,116

Textiles, Apparel & Luxury Goods (0.9%)
Ralph Lauren Corp.	4,857	781,637

Total Consumer Discretionary		12,351,589

Consumer Staples (9.6%)
Beverages (2.7%)
PepsiCo, Inc.	27,600	2,304,600

Food & Staples Retailing (1.4%)
Walgreen Co.	17,600	1,162,128

Food Products (2.7%)
Mondelez International, Inc., Class A	67,354	2,327,081

Tobacco (2.8%)
Philip Morris International, Inc.	28,920	2,367,680

Total Consumer Staples		8,161,489

Energy (9.6%)
Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	20,270	1,317,955
Halliburton Co.	23,194	1,365,895
McDermott International, Inc.*	84,312	659,320
Noble Corp. plc	32,390	1,060,448

		4,403,618

Oil, Gas & Consumable Fuels (4.4%)
Chevron Corp.	7,400	879,934
EOG Resources, Inc.	9,123	1,789,659
Exxon Mobil Corp.	10,700	1,045,176

		3,714,769

Total Energy		8,118,387

Financials (20.5%)
Banks (5.9%)
Citigroup, Inc.	47,233	2,248,291
U.S. Bancorp/Minnesota	36,400	1,560,104
Wells Fargo & Co.	23,338	1,160,832

		4,969,227

Capital Markets (2.9%)
Invesco Ltd.	21,100	780,700
Morgan Stanley	54,475	1,697,986

		2,478,686

Consumer Finance (1.4%)
Capital One Financial Corp.	15,800	1,219,128

Diversified Financial Services (2.8%)
JPMorgan Chase & Co.	39,368	2,390,031

Insurance (4.1%)
Aon plc	10,400	876,512
Lincoln National Corp.	21,408	1,084,743
MetLife, Inc.	28,051	1,481,093

		3,442,348

Real Estate Investment Trusts (REITs) (3.4%)
Digital Realty Trust, Inc. (REIT)	27,957	1,483,958
Simon Property Group, Inc. (REIT)	8,800	1,443,200

		2,927,158

Total Financials		17,426,578

Health Care (14.0%)
Biotechnology (3.7%)
Acorda Therapeutics, Inc.*	29,260	1,109,247
Alnylam Pharmaceuticals, Inc.*	8,677	582,574
Bluebird Bio, Inc.*	4,000	90,960
Epizyme, Inc.*	4,020	91,535
Gilead Sciences, Inc.*	11,569	819,779
Lexicon Pharmaceuticals, Inc.*	180,733	312,668
MacroGenics, Inc.*	3,400	94,622

		3,101,385

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	10,631	782,229

Health Care Providers & Services (2.0%)
Envision Healthcare Holdings, Inc.*	12,700	429,641
UnitedHealth Group, Inc.	15,949	1,307,658

		1,737,299

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	5,751	736,818

Pharmaceuticals (6.5%)
Allergan, Inc.	5,929	735,789
Eli Lilly and Co.	33,800	1,989,468
Hospira, Inc.*	23,077	998,080
Impax Laboratories, Inc.*	19,554	516,617
Mallinckrodt plc*	10,500	665,805
Teva Pharmaceutical Industries Ltd. (ADR)	11,714	618,968

		5,524,727

Total Health Care		11,882,458

Industrials (7.8%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	4,445	484,149

Building Products (0.8%)
Owens Corning, Inc.	16,100	695,037

Commercial Services & Supplies (1.4%)
Waste Management, Inc.	27,548	1,158,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.2%)
Danaher Corp.	14,300	$1,072,500

Machinery (1.1%)
Illinois Tool Works, Inc.	11,626	945,543

Road & Rail (2.7%)
Hertz Global Holdings, Inc.*	48,556	1,293,532
Norfolk Southern Corp.	9,957	967,522

		2,261,054

Total Industrials		6,617,227

Information Technology (17.8%)
Electronic Equipment, Instruments & Components (1.2%)
Jabil Circuit, Inc.	56,900	1,024,200

IT Services (1.2%)
ServiceSource International, Inc.*	117,967	995,641

Semiconductors & Semiconductor Equipment (7.4%)
Applied Materials, Inc.	83,800	1,711,196
Broadcom Corp., Class A	50,672	1,595,155
Freescale Semiconductor Ltd.*	24,112	588,574
Mellanox Technologies Ltd.*	19,200	751,296
Micron Technology, Inc.*	32,614	771,647
NXP Semiconductor N.V.*	14,861	873,975

		6,291,843

Software (2.4%)
Check Point Software Technologies Ltd.*	19,174	1,296,738
Symantec Corp.	38,602	770,882

		2,067,620

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	6,857	3,680,426
NetApp, Inc.	28,351	1,046,152

		4,726,578

Total Information Technology		15,105,882

Materials (4.5%)
Chemicals (3.2%)
Air Products and Chemicals, Inc.	6,700	797,568
Monsanto Co.	9,400	1,069,438
Praxair, Inc.	6,600	864,402

		2,731,408

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	8,300	1,065,305

Total Materials		3,796,713

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
NII Holdings, Inc.*	197,806	235,389

Total Telecommunication Services		235,389

Total Investments (98.7%) (Cost $66,131,800)		83,695,712
Other Assets Less Liabilities (1.3%)		1,104,606

Net Assets (100%)		$84,800,318

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,351,589	$—	$—	$12,351,589
Consumer Staples	8,161,489	—	—	8,161,489
Energy	8,118,387	—	—	8,118,387
Financials	17,426,578	—	—	17,426,578
Health Care	11,882,458	—	—	11,882,458
Industrials	6,617,227	—	—	6,617,227
Information Technology	15,105,882	—	—	15,105,882
Materials	3,796,713	—	—	3,796,713
Telecommunication Services	235,389	—	—	235,389

Total Assets	$83,695,712	$—	$—	$83,695,712

Total Liabilities	$—	$—	$—	$—

Total	$83,695,712	$—	$—	$83,695,712

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,545,700
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,942,638

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,810,812
Aggregate gross unrealized depreciation	(3,280,582)

Net unrealized appreciation	$17,530,230

Federal income tax cost of investments	$66,165,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.3%)
Auto Components (2.8%)
BorgWarner, Inc.	82,100	$5,046,687
Delphi Automotive plc	99,500	6,752,070

		11,798,757

Distributors (0.9%)
LKQ Corp.*	154,000	4,057,900

Hotels, Restaurants & Leisure (3.8%)
Chipotle Mexican Grill, Inc.*	8,600	4,885,230
Domino’s Pizza, Inc.	59,700	4,595,109
Starbucks Corp.	89,049	6,534,415

		16,014,754

Internet & Catalog Retail (5.6%)
Amazon.com, Inc.*	33,353	11,223,952
Netflix, Inc.*	13,500	4,752,405
priceline.com, Inc.*	6,497	7,743,709

		23,720,066

Media (4.4%)
AMC Networks, Inc., Class A*	80,500	5,883,745
Liberty Global plc*	172,036	7,003,585
Liberty Global plc, Class A*	29,746	1,237,434
Twenty-First Century Fox, Inc., Class A	143,900	4,600,483

		18,725,247

Specialty Retail (4.8%)
Advance Auto Parts, Inc.	38,114	4,821,421
AutoNation, Inc.*	88,800	4,726,824
Restoration Hardware Holdings, Inc.*	61,868	4,552,866
TJX Cos., Inc.	101,132	6,133,656

		20,234,767

Textiles, Apparel & Luxury Goods (1.0%)
Under Armour, Inc., Class A*	39,481	4,526,102

Total Consumer Discretionary		99,077,593

Consumer Staples (2.9%)
Beverages (2.9%)
Constellation Brands, Inc., Class A*	143,304	12,176,541

Total Consumer Staples		12,176,541

Energy (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Antero Resources Corp.*	56,226	3,519,747
Gulfport Energy Corp.*	63,100	4,491,458
Marathon Petroleum Corp.	47,500	4,134,400
Pioneer Natural Resources Co.	31,720	5,936,081

Total Energy		18,081,686

Financials (7.9%)
Banks (1.1%)
Texas Capital Bancshares, Inc.*	69,818	4,533,981

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	29,316	5,864,666

Consumer Finance (2.4%)
American Express Co.	112,000	10,083,360

Diversified Financial Services (1.7%)
IntercontinentalExchange Group, Inc.	37,506	7,419,812

Insurance (0.9%)
eHealth, Inc.*	73,600	3,738,880

Thrifts & Mortgage Finance (0.4%)
Ocwen Financial Corp.*	47,100	1,845,378

Total Financials		33,486,077

Health Care (16.3%)
Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc.*	43,838	6,669,075
Biogen Idec, Inc.*	20,021	6,123,823
Celgene Corp.*	41,400	5,779,440
Gilead Sciences, Inc.*	43,271	3,066,183
Regeneron Pharmaceuticals, Inc.*	17,200	5,164,816

		26,803,337

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	414,100	5,598,632

Health Care Providers & Services (3.7%)
DaVita HealthCare Partners, Inc.*	84,300	5,804,055
Envision Healthcare Holdings, Inc.*	127,229	4,304,157
McKesson Corp.	31,200	5,508,984

		15,617,196

Health Care Technology (0.9%)
Cerner Corp.*	65,700	3,695,625

Pharmaceuticals (4.1%)
AbbVie, Inc.	149,500	7,684,300
Bristol-Myers Squibb Co.	116,800	6,067,760
Jazz Pharmaceuticals plc*	27,600	3,827,568

		17,579,628

Total Health Care		69,294,418

Industrials (14.9%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.*	80,400	6,977,916
Precision Castparts Corp.	22,496	5,686,089

		12,664,005

Airlines (3.8%)
American Airlines Group, Inc.*	154,900	5,669,340
Copa Holdings S.A., Class A	23,611	3,428,081
Delta Air Lines, Inc.	205,000	7,103,250

		16,200,671

Building Products (1.0%)
Fortune Brands Home & Security, Inc.	96,636	4,066,443

Construction & Engineering (1.1%)
Quanta Services, Inc.*	133,073	4,910,394

Electrical Equipment (1.2%)
Eaton Corp. plc	66,712	5,011,405

Machinery (0.9%)
Proto Labs, Inc.*	55,196	3,735,113

Professional Services (2.6%)
Advisory Board Co.*	50,723	3,258,953
IHS, Inc., Class A*	63,824	7,754,616

		11,013,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.3%)
United Rentals, Inc.*	60,500	$5,743,870

Total Industrials		63,345,470

Information Technology (22.4%)
Electronic Equipment, Instruments & Components (1.0%)
Cognex Corp.*	124,800	4,225,728

Internet Software & Services (8.1%)
CoStar Group, Inc.*	19,131	3,572,523
Facebook, Inc., Class A*	147,388	8,878,653
Google, Inc., Class A*	14,708	16,392,213
LinkedIn Corp., Class A*	15,506	2,867,679
Yelp, Inc.*	35,205	2,708,321

		34,419,389

IT Services (5.3%)
Alliance Data Systems Corp.*	21,037	5,731,531
Vantiv, Inc., Class A*	190,391	5,753,616
Visa, Inc., Class A	51,016	11,012,314

		22,497,461

Semiconductors & Semiconductor Equipment (1.1%)
ARM Holdings plc (ADR)	90,063	4,590,511

Software (4.3%)
Guidewire Software, Inc.*	75,249	3,690,964
Salesforce.com, Inc.*	117,058	6,682,841
ServiceNow, Inc.*	89,023	5,334,258
Tableau Software, Inc., Class A*	32,900	2,503,032

		18,211,095

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	14,597	7,834,794
Stratasys Ltd.*	31,280	3,318,495

		11,153,289

Total Information Technology		95,097,473

Materials (2.1%)
Chemicals (2.1%)
Monsanto Co.	77,389	8,804,547

Total Materials		8,804,547

Telecommunication Services (2.1%)
Wireless Telecommunication Services (2.1%)
SBA Communications Corp., Class A*	99,160	9,019,594

Total Telecommunication Services		9,019,594

Total Investments (96.2%) (Cost $318,207,761)		408,383,399
Other Assets Less Liabilities (3.8%)		16,126,928

Net Assets (100%)		$424,510,327

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$99,077,593	$—	$—	$99,077,593
Consumer Staples	12,176,541	—	—	12,176,541
Energy	18,081,686	—	—	18,081,686
Financials	33,486,077	—	—	33,486,077
Health Care	69,294,418	—	—	69,294,418
Industrials	63,345,470	—	—	63,345,470
Information Technology	95,097,473	—	—	95,097,473
Materials	8,804,547	—	—	8,804,547
Telecommunication Services	9,019,594	—	—	9,019,594

Total Assets	$408,383,399	$—	$—	$408,383,399

Total Liabilities	$—	$—	$—	$—

Total	$408,383,399	$—	$—	$408,383,399

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2014.

Investment security transactions for the three months ended March 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$114,592,130
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,785,775

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,056,238
Aggregate gross unrealized depreciation	(2,957,967)

Net unrealized appreciation	$90,098,271

Federal income tax cost of investments	$318,285,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2014 is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers into or out of Level 3 may be due to a decline or increase in market activity (e.g., frequency of trades).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks is the discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments in Asset-Backed Securities is comparability analysis. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on March 31, 2014 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
AXA SmartBetaTM Equity	$4,489,008	40.5%
AXA Tactical Manager International	779,837,712	99.7
ATM International	1,417,464,620	99.8
EQ/AXA Franklin Small Cap Value Core	1,562,354	0.5
EQ/AllianceBernstein Dynamic Wealth Strategies	195,257,015	16.6
EQ/Davis New York Venture	6,497,195	8.6
EQ/Emerging Markets Equity PLUS	4,438,432	25.7
EQ/Equity Growth PLUS	3,758,439	0.8
EQ/Franklin Core Balanced	33,891,079	2.8
EQ/GAMCO Mergers and Acquisitions	32,629,488	11.8
EQ/GAMCO Small Company Value	58,415,440	1.9
EQ/Global Multi-Sector Equity	1,192,145,086	54.6
EQ/International Core PLUS	1,124,986,710	73.0
EQ/International Equity Index	1,707,922,469	100.0
EQ/International Value PLUS	1,010,609,114	97.8
EQ/Invesco Comstock	218,153	0.3
EQ/Large Cap Growth PLUS	11,643,260	0.3
EQ/MFS International Growth	1,047,207,499	83.5
EQ/Mid Cap Value PLUS	48,204,480	2.5
EQ/Morgan Stanley Mid Cap Growth	73,068,671	6.6
EQ/Mutual Large Cap Equity	67,018,481	11.2
EQ/Natural Resources PLUS	7,069,415	34.5
EQ/Oppenheimer Global	67,614,971	50.8
EQ/Real Estate PLUS	7,104,141	31.7
EQ/T. Rowe Price Growth Stock	19,600,559	3.2

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2014 (Unaudited)

Portfolios:	Market Value	Percentage of Total Investments
EQ/Templeton Global Equity	372,119,749	52.0%

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 30, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 30, 2014